Filed with the Securities and Exchange Commission on April 23, 2020.

REGISTRATION NO. 333-220168

REGISTRATION NO. 811-22651

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Post-Effective Amendment No. 5	☒
AND/OR
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 103	☒

(Check appropriate box or boxes)

SEPARATE ACCOUNT NO. 70

OF

AXA EQUITABLE LIFE INSURANCE COMPANY

(Exact Name of Registrant)

AXA EQUITABLE LIFE INSURANCE COMPANY

(Name of Depositor)

1290 Avenue of the Americas, New York, New York 10104

(Address of Depositor’s Principal Executive Offices)

Depositor’s Telephone Number, including Area Code: (212) 554-1234

SHANE DALY

VICE PRESIDENT AND ASSOCIATE GENERAL COUNSEL

AXA Equitable Life Insurance Company

1290 Avenue of the Americas, New York, New York 10104

(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of the Registration Statement.

It is proposed that this filing will become effective (check appropriate box):

☐	Immediately upon filing pursuant to paragraph (b) of Rule 485.
☒	On May 1, 2020 pursuant to paragraph (b) of Rule 485.
☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485.
☐	On (date) pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for previously filed post-effective amendment.

Title of Securities Being Registered:

Units of interest in Separate Account under variable annuity contracts.

NOTE

This Post-Effective Amendment No. 5 (“PEA”) to the Form N-4 Registration Statement No. 333-220168 (“Registration Statement”) of AXA Equitable Life Insurance Company (“AXA Equitable”) and its Separate Account No. 70 is being filed for the purpose of including in the Registration Statement the additions/modifications reflected in the Prospectus, Supplement and Statement of Additional Information. Part C of this Registration Statement has also been updated pursuant to the requirements of Form N-4. The PEA does not amend or delete any other part of the Registration Statement except as specifically noted herein.

Equitable Financial Life Insurance Company

Equitable Financial Life Insurance Company of America

Supplement dated May 1, 2020 to the current variable life and variable annuity prospectuses

This Supplement updates certain information in the most recent prospectus and statement of additional information you received and in any supplements to that prospectus and statement of additional information (collectively, the ‘‘Prospectus’’). You should read this Supplement in conjunction with the Prospectus and retain it for future reference. Unless otherwise indicated, all other information included in the Prospectus remains unchanged and the Prospectus is hereby incorporated by reference. The terms we use in this Supplement have the same meaning as in the Prospectus. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service group referenced in the Prospectus.

PLEASE NOTE: The name changes, mergers and additions described below may not all be applicable to your contract or policy.

COMPANY NAME CHANGES. Subject to regulatory approval, effective on or about June 15, 2020:

Existing Name		New Name
AXA Equitable Life Insurance Company	will change its name to	Equitable Financial Life Insurance Company
AXA Advisors, LLC	will change its name to	Equitable Advisors, LLC
AXA Distributors, LLC	will change its name to	Equitable Distributors, LLC
AXA Equitable Funds Management Group, LLC	will change its name to	Equitable Investment Management Group, LLC
AXA Equitable Network, LLC	will change its name to	Equitable Network, LLC

Until each name change occurs, please read the prospectus using the corresponding “existing name” listed above. For some period of time after each name change occurs, you may still receive correspondence or documents using the corresponding existing name.

TRUST AND VARIABLE INVESTMENT OPTION NAME CHANGES. Subject to regulatory approval and any necessary conditions precedent, effective on or about June 15, 2020:

Existing Name		New Name
AXA Premier VIP Trust	will change its name to	EQ Premier VIP Trust
Charter Multi-Sector Bond	will change its name to	EQ/Core Plus Bond
EQ/Oppenheimer Global	will change its name to	EQ/Invesco Global
All Asset Growth-Alt 20	will change its name to	EQ/All Asset Growth Allocation
EQ/Capital Guardian Research	will change its name to	EQ/Capital Group Research
EQ/MFS International Value	will change its name to	EQ/MFS International Intrinsic Value

Until each name change occurs, please read the prospectus using the corresponding “existing name” listed above. For some period of time after each name change occurs, you may still receive correspondence or documents using the corresponding existing name.

UNDERLYING FUND PORTFOLIO AND VARIABLE INVESTMENT OPTION MERGERS. Subject to regulatory approval and any necessary conditions precedent, effective on or about June 8, 2020:

Acquired Variable Investment Option & Underlying Fund Portfolio		Acquiring Variable Investment Option & Underlying Fund Portfolio
Charter Aggressive Growth	will be merged into	EQ/All Asset Growth Allocation
Charter Growth	will be merged into	EQ/All Asset Growth Allocation
Charter Moderate	will be merged into	EQ/All Asset Growth Allocation
Charter Moderate Growth	will be merged into	EQ/All Asset Growth Allocation
Multimanager Mid Cap Growth	will be merged into	EQ/Janus Enterprise
EQ/UBS Growth and Income	will be merged into	EQ/Capital Guardian Research
EQ/Franklin Templeton Allocation Managed Volatility	will be merged into	EQ/Aggressive Growth Strategy
EQ/MFS Technology II	will be merged into	EQ/MFS Technology

Subject to regulatory approval and any necessary conditions precedent, effective on or about June 15, 2020:

Acquired Variable Investment Option & Underlying Fund Portfolio		Acquiring Variable Investment Option & Underlying Fund Portfolio
Charter Conservative	will be merged into	EQ/Conservative Allocation
Charter Small Cap Growth	will be merged into	EQ/Morgan Stanley Small Cap Growth
Charter Small Cap Value	will be merged into	1290 VT Small Cap Value
Multimanager Mid Cap Value	will be merged into	EQ/American Century Mid Cap Value
EQ/Templeton Global Equity Managed Volatility	will be merged into	1290 VT SmartBeta Equity

Until each merger occurs, the variable investment option that invests in the underlying portfolio being acquired will be available for investment. Once each merger occurs, the variable investment option that invests in the underlying portfolio that was acquired will no longer be available for investment. For some period of time after each merger occurs, you may still receive correspondence or documents using the corresponding acquired fund name.

NEW VARIABLE INVESTMENT OPTIONS. Subject to regulatory approval and any necessary conditions precedent, the following variable investment options and corresponding underlying fund portfolios will be available in the corresponding products on or about June 8, 2020:

Variable Investment Option & Underlying Fund Portfolio		Product(s)
EQ/Aggressive Growth Strategy	will be added to	Accumulator®; The Accumulator® Series; The Accumulator® Series 11.0; The Accumulator® Series 13.0; The Accumulator® Series 13A; EQUI-VEST® (Series 100-500); EQUI-VEST® Employer-Sponsored Retirement Plans; EQUI-VEST® (Series 201); EQUI-VEST® (Series 700); EQUI-VEST® (Series 701); EQUI-VEST® (Series 800); EQUI-VEST® (Series 801); EQUI-VEST® (Series 900); EQUI-VEST® (Series 901); EQUI-VEST® Employer-Sponsored Retirement Plans TSA Advantagesm; EQUI-VEST® Employer-Sponsored Retirement Plans TSA Vantagesm; Retirement Cornerstone® Series
EQ/MFS Technology	will be added to	Champion 2000; COLI Institutional Series; Incentive Life®; Incentive Life® 2000; Incentive Life® ’02; Incentive Life® ’06; Incentive Life Legacy®; Incentive Life Legacy® (EFLOA); Incentive Life Legacy® II; IncentiveLife Legacy® III; Incentive Life Legacy® II (EFLOA); IncentiveLife Legacy® III (EFLOA); Incentive Life Optimizer®; Incentive Life Optimizer® II; IncentiveLife Optimizer® III; IncentiveLife Optimizer® III (EFLOA); Incentive Life Plus®; Retirement Cornerstone® Series 15.0; Retirement Cornerstone® Series 15A; Retirement Cornerstone® Series 15B; Special Offer Policy; Survivorship Incentive Lifesm Legacy

Subject to regulatory approval and any necessary conditions precedent, the following variable investment options and corresponding underlying fund portfolios will be available in the corresponding products on or about June 15, 2020 (as indicated below):

Variable Investment Option & Underlying Fund Portfolio		Product(s)
1290 VT Small Cap Value	will be added to	300+ Series; The Accumulator® Series 11.0; The Accumulator® Series 13.0; The Accumulator® Series 13A; Champion 2000; EQUI-VEST® (Series 100-500); EQUI-VEST® Employer-Sponsored Retirement Plans; EQUI-VEST® (Series 700); EQUI-VEST® (Series 701); EQUI-VEST® (Series 800); EQUI-VEST® Employer-Sponsored Retirement Plans TSA Advantagesm; EQUI-VEST® Employer-Sponsored Retirement Plans TSA Vantagesm; Incentive Life®; Incentive Life® 2000; Incentive Life® ’02; Incentive Life® ’06; Incentive Life Legacy®; Incentive Life Legacy® (Equitable Financial Life Insurance Company of America “EFLOA”); Incentive Life Legacy® II; IncentiveLife Legacy® III; Incentive Life Legacy® II (EFLOA); IncentiveLife Legacy® III (EFLOA); Incentive Life Optimizer®; Incentive Life Optimizer® II; IncentiveLife Optimizer® III; IncentiveLife Optimizer® III (EFLOA); Incentive Life Plus®; Momentumsm; Momentumsm Plus; Retirement Cornerstone® Series 12.0; Retirement Cornerstone® Series 13.0; Retirement Cornerstone® Series 15.0; Retirement Cornerstone® Series 15A; Retirement Cornerstone® Series 15B; Retirement Investment Account®; Special Offer Policy; Survivorship Incentive LifeSM Legacy
1290 VT SmartBeta Equity	will be added to	Accumulator®; The Accumulator® Series; The Accumulator® Series 11.0; The Accumulator® Series 13.0; The Accumulator® Series 13A; American Dental Association; EQUI-VEST® (Series 100-500); EQUI-VEST® Employer-Sponsored Retirement Plans; EQUI-VEST® (Series 700); EQUI-VEST® (Series 701); EQUI-VEST® (Series 800); EQUI-VEST® Employer-Sponsored Retirement Plans TSA Advantagesm; EQUI-VEST® Employer-Sponsored Retirement Plans TSA Vantagesm; Retirement Cornerstone® Series; Retirement Cornerstone® Series 12.0

Variable Investment Option & Underlying Fund Portfolio		Product(s)
EQ/American Century Mid Cap Value	will be added to	The Accumulator® Series 11.0; The Accumulator® Series 13.0; The Accumulator® Series 13A; EQUI-VEST® (Series 100-500); EQUI-VEST® Employer-Sponsored Retirement Plans; EQUI-VEST® (Series 700); EQUI-VEST® (Series 701); EQUI-VEST® (Series 900); EQUI-VEST® Employer-Sponsored Retirement Plans TSA Advantagesm; EQUI-VEST® Employer-Sponsored Retirement Plans TSA Vantagesm; EQUI-VEST® Employer-Sponsored Retirement Plans; EQUI-VEST® Vantagesm Additional Contributions Tax-Sheltered (ACTS) Program, New Jersey Department of Higher Education; Momentumsm; Momentumsm Plus
EQ/Conservative Allocation	will be added to	Investment Edge® 15.0
EQ/Morgan Stanley Small Cap Growth	will be added to	The Accumulator® Series 11.0; The Accumulator® Series 13.0; The Accumulator® Series 13A; Champion 2000; EQUI-VEST® (Series 100-500); EQUI-VEST® Employer-Sponsored Retirement Plans; EQUI-VEST® (Series 700); EQUI-VEST® (Series 701); EQUI-VEST® (Series 800); EQUI-VEST® (Series 801); EQUI-VEST® (Series 900); EQUI-VEST® (Series 901); EQUI-VEST® Employer-Sponsored Retirement Plans TSA Advantagesm; EQUI-VEST® Employer-Sponsored Retirement Plans TSA Vantagesm; Incentive Life®; Incentive Life® 2000; Incentive Life® ’02; Incentive Life® ’06; Incentive Life Legacy®; Incentive Life Legacy® (EFLOA); Incentive Life Legacy® II; IncentiveLife Legacy® III; Incentive Life Legacy® II (EFLOA); IncentiveLife Legacy® III (EFLOA); Incentive Life Optimizer®; Incentive Life Optimizer® II; IncentiveLife Optimizer® III; IncentiveLife Optimizer® III (EFLOA); Incentive Life Plus®; Investment Edge® 15.0; Momentumsm; Momentumsm Plus; Special Offer Policy; Survivorship Incentive Lifesm Legacy

This means if you own one of the products listed above you can allocate contributions or transfer account value into the corresponding variable investment options once they are available. However, this also means if you own one of the products listed above you cannot allocate contributions or transfer account value into the corresponding variable investment options before they are available, and any premature allocation instructions will not be in good order.

Retirement Cornerstone® Series 17

Series E

A combination variable and fixed deferred annuity contract

Prospectus dated May 1, 2020

Please read and keep this Prospectus for future reference. It contains important information that you should know before purchasing or taking any other action under your contract. This Prospectus supercedes all prior Prospectuses and supplements. You should read the prospectuses for each Trust, which contain important information about the portfolios.

What is the Retirement Cornerstone® 17 Series E?

The Retirement Cornerstone® Series 17 (the “Retirement Cornerstone® Series”) are deferred annuity contracts issued by Equitable Financial Life Insurance Company (the “Company”, “we”, “our” and “us”), formerly AXA Equitable Life Insurance Company. This Prospectus only describes one such series of the Retirement Cornerstone® Series 17, which is Retirement Cornerstone® Series E (“Retirement Cornerstone® Series E” or “Series E”). The contract provides for the accumulation of retirement savings and for income. The contract offers income and death benefit protection as well. It also offers a number of payout options. You invest to accumulate value on a tax-deferred basis in one or more of our “investment options”: (i) variable investment options, (ii) the guaranteed interest option, or (iii) the account for special dollar cost averaging (“Special DCA program”).

The Retirement Cornerstone® Series E contract is available only through an exchange program under which certain existing variable annuity contracts issued by the Company (“Prior Contracts”) may be exchanged for this contract. Only permitted exchanges, rollovers or transfers from Prior Contracts are allowed as contributions. No other source of contribution is permitted. To see a summary comparison of some of the features of Prior Contracts and the Retirement Cornerstone® Series E contract, see Appendix VIII — “Exchange program” later in this Prospectus. In order to purchase this contract you must elect one or more of the Guaranteed benefits described in this Prospectus. See “Retirement Cornerstone® Series E at a glance — key features” later in this Prospectus and “How you can purchase and contribute to your contract” in “Contract features and benefits” for more information.

This Prospectus is a disclosure document and describes all of the contract’s material features, benefits, rights and obligations, as well as other information. The description of the contract’s material provisions in this Prospectus is current as of the date of this Prospectus. If certain material provisions under the contract are changed after the date of this Prospectus in accordance with the contract, those changes will be described in a supplement to this Prospectus. You should carefully read this Prospectus in conjunction with any applicable supplements.

The contract may not currently be available in all states. In addition, certain features and benefits described in this Prospectus may vary in your state and may not be available at the time you purchase the contract. For a state-by-state description of all material variations of this contract, see Appendix V later in this Prospectus. All features and benefits may not be available in all contracts or from all selling broker-dealers. You may contact us to purchase any version of the contract if a version is not offered by the selling broker-dealer. We have the right to restrict availability of any optional feature or benefit. Not all optional features and benefits may be available in combination with other optional features and benefits. We reserve the right to discontinue acceptance of any application or contribution from you at any time, including after you purchase the contract. If you have one or more Guaranteed benefits and we exercise our right to discontinue the acceptance of, and/or place additional limitations on, contributions to the contract and/or contributions and/or transfers into the Protected Benefit account variable investment options, you may no longer be able to fund your Guaranteed benefit(s). This means that if you have not yet allocated amounts to the Protected Benefit account variable investment options, you may not be able to fund your Guaranteed benefit(s). This also means that if you have already funded your Guaranteed benefits by allocating amounts to the Protected Benefit account variable investment options, you may no longer be able to increase your Protected Benefit account value and the benefit bases associated with your Guaranteed benefits through contributions and transfers.

In order to fund certain benefits, you must select specified investment options. The specified investment options are made available under a portion of the contract that we refer to as the Protected Benefit account. Only amounts you allocate to the Protected Benefit account variable investment options and amounts in the Special DCA program designated for future transfers to the Protected Benefit account variable investment options will fund your Guaranteed benefits. See “What are your investment options under the contract?” and “Allocating your contributions” in “Contract features and benefits” later in this Prospectus for more information on applicable allocation requirements.

Types of contracts.   We offer the contracts for use as:

•	A nonqualified annuity (“NQ”) for after-tax contributions only.
•	An individual retirement annuity (“IRA”), either traditional IRA or Roth IRA.
•	An annuity that is an investment vehicle for a qualified plan (“QP”) (whether defined contribution or defined benefit; transfer contributions only).

The optional Guaranteed benefits under the contract include: (i) the Guaranteed minimum income benefit (“GMIB”); (ii) the Return of Principal death benefit; (iii) the Highest Anniversary Value death benefit; (iv) the RMD Wealth Guard death benefit; and (v) the “Greater of” death benefit (collectively, the “Guaranteed benefits”).

The registration statement relating to this offering has been filed with the Securities and Exchange Commission (“SEC”). The statement of additional information (“SAI”) dated May 1, 2020 is part of the registration statement. The SAI is available free of charge. You may request one by writing to our processing office at P.O. Box 1547, Secaucus, NJ 07096-1547 or

The SEC has not approved or disapproved these securities or determined if this Prospectus is accurate or complete. Any representation to the contrary is a criminal offense. The contracts are not insured by the FDIC or any other agency. They are not deposits or other obligations of any bank and are not bank guaranteed. They are subject to investment risks and possible loss of principal.

(RC 17 Series E)

#805412

calling 1-800-789-7771. The SAI is incorporated by this reference into this Prospectus. This Prospectus and the SAI can also be obtained from the SEC’s website at www.sec.gov. The table of contents for the SAI appears at the back of this Prospectus.

Our variable investment options are subaccounts offered through Separate Account No. 70. Each variable investment option, in turn, invests in a corresponding securities portfolio (“Portfolio”) of one of the trusts (the “Trusts”). Below is a complete list of the variable investment options:

Variable investment options

EQ Premier VIP Trust(1)

•	EQ/Moderate Allocation

EQ Advisors Trust

•	1290 VT DoubleLine Dynamic Allocation
•	1290 VT DoubleLine Opportunistic Bond
•	1290 VT Equity Income
•	1290 VT GAMCO Mergers & Acquisitions
•	1290 VT GAMCO Small Company Value
•	1290 VT High Yield Bond
•	1290 VT Low Volatility Global Equity(*)
•	1290 VT Micro Cap(*)
•	1290 VT Moderate Growth Allocation(**)
•	1290 VT Natural Resources
•	1290 VT Real Estate
•	1290 VT Small Cap Value(*)(2)
•	1290 VT SmartBeta Equity(*)
•	EQ/AB Dynamic Aggressive Growth(**)
•	EQ/AB Dynamic Growth(**)
•	EQ/AB Dynamic Moderate Growth(**)
•	EQ/AB Small Cap Growth
•	EQ/Aggressive Growth Strategy(*)(**)
•	EQ/All Asset Growth Allocation(2)(3)
•	EQ/American Century Mid Cap Value(2)
•	EQ/American Century Moderate Growth Allocation(**)
•	EQ/AXA Investment Managers Moderate Allocation(**)
•	EQ/Balanced Strategy(**)
•	EQ/BlackRock Basic Value Equity
•	EQ/ClearBridge Large Cap Growth(*)
•	EQ/ClearBridge Select Equity Managed Volatility(*)
•	EQ/Common Stock Index
•	EQ/Conservative Growth Strategy(**)
•	EQ/Conservative Strategy(**)
•	EQ/Core Bond Index
•	EQ/Emerging Markets Equity PLUS
•	EQ/Equity 500 Index
•	EQ/Fidelity Institutional AM® Large Cap
•	EQ/First Trust Moderate Growth Allocation(**)
•	EQ/Franklin Rising Dividends
•	EQ/Franklin Strategic Income
•	EQ/Goldman Sachs Growth Allocation(**)
•	EQ/Goldman Sachs Mid Cap Value
•	EQ/Goldman Sachs Moderate Growth Allocation(**)
•	EQ/Growth Strategy(**)
•	EQ/Intermediate Government Bond
•	EQ/International Core Managed Volatility
•	EQ/International Equity Index
•	EQ/Invesco Comstock
•	EQ/Invesco Global(3)
•	EQ/Invesco Global Real Estate
•	EQ/Invesco International Growth
•	EQ/Invesco Moderate Allocation(**)
•	EQ/Invesco Moderate Growth Allocation(**)
•	EQ/Janus Enterprise(2)
•	EQ/JPMorgan Growth Allocation(**)
•	EQ/JPMorgan Value Opportunities(*)
•	EQ/Large Cap Growth Index
•	EQ/Large Cap Value Index
•	EQ/Large Cap Value Managed Volatility
•	EQ/Lazard Emerging Markets Equity
•	EQ/Legg Mason Growth Allocation(**)
•	EQ/Legg Mason Moderate Allocation(**)
•	EQ/Loomis Sayles Growth
•	EQ/MFS International Growth
•	EQ/MFS International Intrinsic Value(*)(3)
•	EQ/MFS Mid Cap Focused Growth
•	EQ/MFS Technology(*)(2)
•	EQ/MFS Utilities
•	EQ/Mid Cap Index
•	EQ/Mid Cap Value Managed Volatility
•	EQ/Moderate Growth Strategy(**)
•	EQ/Money Market
•	EQ/PIMCO Global Real Return
•	EQ/PIMCO Real Return
•	EQ/PIMCO Total Return
•	EQ/PIMCO Ultra Short Bond
•	EQ/Small Company Index
•	EQ/T. Rowe Price Growth Stock
•	EQ/T. Rowe Price Health Sciences
•	EQ/Wellington Energy
•	Multimanager Aggressive Equity
•	Multimanager Technology

AIM Variable Insurance Funds (Invesco Variable Insurance Funds) — Series II

•	Invesco V.I. Diversified Dividend
•	Invesco V.I. Equity and Income
•	Invesco V.I. High Yield
•	Invesco V.I. Mid Cap Core Equity
•	Invesco V.I. Small Cap Equity

AB Variable Product Series Fund, Inc. — Class B

•	AB VPS International Growth(***)

American Funds Insurance Series®

•	American Funds Insurance Series® Bond Fund
•	American Funds Insurance Series® Global Small Capitalization Fund
•	American Funds Insurance Series® New World Fund®

BlackRock Variable Series Funds, Inc. — Class III

•	BlackRock Global Allocation V.I. Fund
•	BlackRock Large Cap Focus Growth V.I. Fund

Eaton Vance Variable Trust

•	Eaton Vance VT Floating-Rate Income

Variable investment options

Fidelity® Variable Insurance Products Fund — Service Class 2

•	Fidelity® VIP Mid Cap
•	Fidelity® VIP Strategic Income

First Trust Variable Insurance Trust

•	First Trust/Dow Jones Dividend & Income Allocation
•	First Trust Multi Income Allocation

Franklin Templeton Variable Insurance Products Trust — Class 2

•	Franklin Allocation VIP
•	Franklin Income VIP
•	Templeton Developing Markets VIP
•	Templeton Global Bond VIP

Hartford HLS Funds — Class IC Shares

•	Hartford Capital Appreciation HLS(***)
•	Hartford Growth Opportunities HLS

Ivy Variable Insurance Portfolios

•	Ivy VIP Asset Strategy(***)
•	Ivy VIP Global Equity Income(***)
•	Ivy VIP High Income
•	Ivy VIP Natural Resources(***)
•	Ivy VIP Small Cap Growth(***)

Legg Mason — Share Class II

•	ClearBridge Variable Aggressive Growth
•	ClearBridge Variable Appreciation
•	ClearBridge Variable Dividend Strategy
•	ClearBridge Variable Mid Cap
•	QS Legg Mason Dynamic Multi-Strategy VIT

Lord Abbett Series Fund, Inc. — Class VC

•	Lord Abbett Bond Debenture

MFS® Variable Insurance Trusts — Service Class

•	MFS® Investors Trust Series
•	MFS® Massachusetts Investors Growth Stock

Neuberger Berman Advisers Management Trust — S Class Shares

•	Neuberger Berman International Equity
•	Neuberger Berman U.S. Equity Index PutWrite Strategy

Northern Lights Variable Trust

•	7TwelveTM Balanced Portfolio(***)

PIMCO Variable Insurance Trust — Advisor Class

•	PIMCO CommodityRealReturn® Strategy
•	PIMCO Income(*)

ProFunds VP

•	ProFund VP Biotechnology

Putnam Variable Trust

•	Putnam VT Diversified Income

VanEcK VIP Trust — S Class

•	VanEck VIP Global Hard Assets(***)

(*)	This investment option is only available if you purchased your contract on or after approximately October 22, 2018.
(**)

This variable investment option is available as a Protected Benefit account variable investment option should you decide to fund your Guaranteed benefits. For more information, please see “What are your investment options under the contract?” under “Contract features and benefits” later in this prospectus.

(***)	This investment option is only available if you purchased your contract before approximately October 22, 2018.
(1)	Formerly known as AXA Premier VIP Trust.
(2)

This is the surviving variable investment option of a Portfolio merger. Please see “Portfolios of the Trust” later in this prospectus for the name of the acquired variable investment option which may continue to be used in certain documents for a period of time after the date of this prospectus.

(3)

This is the variable investment option’s new name. Please see “Portfolios of the Trusts” later in this prospectus for the variable investment option’s former name which may continue to be used in certain documents for a period of time after the date of this prospectus.

Your investment results in a variable investment option will depend on the investment performance of the related Portfolio. At any time, we have the right to limit or terminate your contributions, allocations and transfers to any of the variable investment options. If you have one or more Guaranteed benefits and we exercise our right to discontinue the acceptance of, and/or place additional limitations on, contributions to the contract and/or contributions and/or transfers into the Protected Benefit account variable investment options, you may no longer be able to fund your Guaranteed benefit(s). This means that if you have not yet allocated amounts to the Protected Benefit account variable investment options, you may not be able to fund your Guaranteed benefit(s). This also means that if you have already funded your Guaranteed benefits by allocating amounts to the Protected Benefit account variable investment options, you may no longer be able to increase your Protected Benefit account value and the benefit bases associated with your Guaranteed benefits through contributions and transfers. Also, we limit the number of variable investment options that you may select.

Electronically delivery of shareholder reports (pursuant to Rule 30e-3).  Beginning on January 1, 2021, as permitted by regulations adopted by the SEC, paper copies of the shareholder reports for portfolio companies available under your contract will no longer be sent by mail, unless you specifically request paper copies of the reports from the Company or from your financial intermediary. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications electronically from the Company or by calling 1-800-789-7771 or by calling your financial intermediary.

You may elect to receive all future reports in paper free of charge. You can inform the Company or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by calling 1-877-522-5035, by sending an email request to EquitableFunds@dfinsolutions.com or by calling your financial intermediary. Your election to receive reports in paper will apply to all portfolio companies available under your contract.

Contents of this Prospectus

Definitions of key terms	6
The Company	9
How to reach us	10
Retirement Cornerstone® Series E at a glance — key features	12

Fee table	18

Examples	20
Condensed financial information	21

1. Contract features and benefits	22
How you can purchase and contribute to your contract	22
Owner and annuitant requirements	23
How you can make your contributions	23
What are your investment options under the contract?	24
Portfolios of the Trusts	26
Allocating your contributions	40
Dollar cost averaging	41
Annuity purchase factors	44
Guaranteed minimum income benefit	44
Death benefit	54
Guaranteed minimum death benefits	54
How withdrawals affect your Guaranteed benefits	62
Dropping or changing your Guaranteed benefits	63
Guaranteed benefit offers	63
Your right to cancel within a certain number of days	64

2. Determining your contract’s value	65
Your account value and cash value	65
Your contract’s value in the variable investment options	65
Your contract’s value in the guaranteed interest option	65
Your contract’s value in the account for special dollar cost averaging	65
Effect of your account values falling to zero	65

When we address the reader of this Prospectus with words such as “you“ and “your,“ we mean the person who has the right or responsibility that the Prospectus is discussing at that point. This is usually the contract owner.

When we use the word “contract“ it also includes certificates that are issued under group contracts in some states.

3. Transferring your money among investment options	67
Transferring your account value	67
Disruptive transfer activity	68
Rebalancing among your Investment account variable investment options and guaranteed interest option	69
Rebalancing among your Protected Benefit account variable investment options	70
Systematic transfer program	70

4. Accessing your money	72
Withdrawing your account value	72
How withdrawals are taken from your Total account value	77
Withdrawals treated as surrenders	77
Surrendering your contract to receive its cash value	78
When to expect payments	78
Signature Guarantee	78
Your annuity payout options	78

5. Charges and expenses	81
Charges that the Company deducts	81
Charges that the Trusts deduct	84
Group or sponsored arrangements	84
Other distribution arrangements	84

6. Payment of death benefit	85
Your beneficiary and payment of benefit	85
Non-spousal joint owner contract continuation	86
Spousal continuation	86
Beneficiary continuation option	88

7. Tax information	91
Overview	91
CARES Act	91
Contracts that fund a retirement arrangement	91
Transfers among investment options	91
Taxation of nonqualified annuities	92
Individual retirement arrangements (IRAs)	94
Traditional individual retirement annuities (traditional IRAs)	95
Roth individual retirement annuities (Roth IRAs)	100
Tax withholding and information reporting	102
Special rules for contracts funding qualified plans	103
Impact of taxes to the Company	103

8. More information	104
About Separate Account No. 70	104
About the Trusts	104
About the general account	104
Dates and prices at which contract events occur	105
About your voting rights	106

COVID-19	106
Cybersecurity risks and catastrophic events	106
Misstatement of age	107
Statutory compliance	107
About legal proceedings	107
Financial statements	107
Transfers of ownership, collateral assignments, loans and borrowing	107
About Custodial IRAs	108
How divorce may affect your Guaranteed benefits	108
Distribution of the contracts	108

Appendices

I	—	Dropping or changing your Guaranteed benefits	I-1

II	—	Purchase considerations for QP contracts	II-1

III	—	Guaranteed benefit base examples	III-1

IV	—	Hypothetical illustrations	IV-1

V	—	State contract availability and/or variations of certain features and benefits	V-1

VI	—	Examples of how withdrawals affect your Guaranteed benefit bases	VI-1

VII	—	Rules regarding contributions to your contract	VII-1

VIII	—	Exchange program	VIII-1

IX	—	Condensed financial information	IX-1

X	—	Contract variations	X-1

Statement of additional information Table of contents

Definitions of key terms

Annual Roll-up amount — The “Annual Roll-up amount” is the amount credited to your GMIB benefit base and Roll-up to age 80 benefit base (for contracts with the “Greater of” Guaranteed minimum death benefit) if you have ever taken a withdrawal from your Protected Benefit account.

Annual Roll-up rate — The “Annual Roll-up rate” is the rate used to calculate the Annual withdrawal amount and the Annual Roll-up amount.

Annual withdrawal amount — The “Annual withdrawal amount” is the amount that can be withdrawn from your Protected Benefit account value without reducing your GMIB benefit base. Also, withdrawals up to your Annual withdrawal amount will not reduce your Roll-up to age 80 benefit base (used in the calculation of the “Greater of” death benefit) up to age 80. It is equal to the Annual Roll-up rate in effect on the first day of the contract year, multiplied by the GMIB benefit base as of the most recent contract date anniversary.

Annuitant — The “annuitant” is the person who is the measuring life for determining the contract’s maturity date. The annuitant is not necessarily the contract’s owner. Where the owner of the contract is non-natural, the annuitant is the measuring life for determining benefits under the contract.

Business day — Our “business day” is generally any day the New York Stock Exchange (“NYSE”) is open for regular trading and generally ends at 4:00 p.m. Eastern Time (or as of an earlier close of regular trading). If the SEC determines the existence of emergency conditions on any day, and consequently, the NYSE does not open, then that day is not a business day.

Cash value — At any time before annuity payments begin, your contract’s “cash value” is equal to the Total account value, less the total amount or a pro rata portion of the annual administrative charge and any Guaranteed benefit charges.

Contract date — The “contract date” is the effective date of the contract. This usually is the business day we receive the properly completed and signed application, along with any other required documents, and your initial contribution. Your contract date will be shown in your contract.

Contract date anniversary — The end of each 12-month period is your “contract date anniversary.” For example, if your contract date is May 1st, your contract date anniversary is April 30th.

Contract year — The “contract year” is the 12-month period beginning on your contract date and each 12-month period after that date.

Customized payment plan — For contracts with GMIB, our “Customized payment plan” allows you to request amounts up to your Annual withdrawal amount as scheduled payments to you through one of five customized options.

Deferral Roll-up rate — The “Deferral Roll-up rate” is used to calculate amounts credited to your GMIB benefit base and the Roll-up to age 80 benefit base (used in the calculation of the “Greater of” death benefit) if you have never taken a withdrawal from your Protected Benefit account.

Excess withdrawal — For contracts with the GMIB, an “Excess withdrawal” is the portion of a withdrawal from your Protected Benefit account in excess of your Annual withdrawal amount and all subsequent withdrawals from your Protected Benefit account in that same contract year. An Excess withdrawal will always reduce your benefit bases on a pro rata basis. In the contract year in which you first fund your Protected Benefit account all withdrawals (except for RMD payments through our Automatic RMD service) will reduce your benefit bases on a pro rata basis, because you do not have an Annual withdrawal amount in that year.

Excess RMD withdrawal — For contracts with the RMD Wealth Guard death benefit, an “Excess RMD withdrawal” is:

•	the full amount of any withdrawal from your Protected Benefit Account taken before the calendar year in which you turn age 70 1/2;

•	the full amount of any withdrawal from your Protected Benefit Account taken during your first contract year, even if you turn age 70 1/2 during that year; or

•	in any year after your first contract year, the portion of a withdrawal from your Protected Benefit account that exceeds your RMD Wealth Guard withdrawal amount for the calendar year.

Excess RMD withdrawals will reduce your RMD Wealth Guard death benefit on a pro rata basis.

Free look — If for any reason you are not satisfied with your contract, you may exercise your cancellation right under the contract to receive a refund, but only if you return your contract within the prescribed period. This is your “Free look” right under the contract. Your refund will generally reflect any gain or loss in your investment options, although in some states different rules may apply.

GMIB benefit base — The GMIB benefit base is an amount used to determine your Annual withdrawal amount and your Lifetime GMIB payments. Your GMIB benefit base is created and increased by allocations and transfers to your Protected Benefit account. The GMIB benefit base is not an account value or cash value. The GMIB benefit base is also used to calculate the charge for the GMIB.

General dollar cost averaging — Our “General dollar cost averaging program” is a program that allows for the systematic transfers of amounts in the EQ/Money Market variable investment option to the Investment account variable investment options.

“Greater of” death benefit — The “Greater of” death benefit is an optional Guaranteed minimum death benefit in connection with your Protected Benefit account value only. The death benefit is calculated using the greater of two benefit bases — the greater of the Roll-up to age 80 benefit base and the Highest Anniversary Value benefit base. There is an additional charge for the “Greater of” death benefit under the contract.

Guaranteed minimum income benefit (“GMIB”) — The GMIB is a benefit that guarantees, subject to certain restrictions, annual lifetime payments or “Lifetime GMIB payments”. The GMIB also allows you to take certain withdrawals prior to the beginning of your Lifetime GMIB payments that do not reduce your GMIB benefit base (your “Annual withdrawal amount”). There is an additional charge for the GMIB under the contract.

Guaranteed benefits — You must elect one or more Guaranteed benefits described in this Prospectus, which are funded through investments in the Protected Benefit account. The Guaranteed benefits include the Guaranteed minimum income benefit, Return of Principal death benefit, Highest Anniversary Value death benefit, RMD Wealth Guard death benefit, and “Greater of” death benefit. There is an additional charge for the Guaranteed minimum income benefit, Highest Anniversary Value death benefit, RMD Wealth Guard death benefit, and “Greater of” death benefit. There is no additional charge for the Return of Principal death benefit, but it must be elected with the Guaranteed minimum income benefit, which has an additional charge.

Highest Anniversary Value death benefit — The “Highest Anniversary Value death benefit” is an optional Guaranteed minimum death benefit in connection with your Protected Benefit account value only. The death benefit is calculated using the highest value of your Protected Benefit account on your contract date anniversary. There is an additional charge for the Highest Anniversary Value death benefit under the contract.

Investment account value — The “Investment account value” is the total value in: (i) the Investment account variable investment options, (ii) the Guaranteed interest option, and (iii) amounts in the Special DCA program that are designated for future transfers to the Investment account variable investment options.

Investment Simplifier — Our “Investment simplifier” allows for systematic transfers of amounts in the Guaranteed interest option to the Investment account variable investment options. There are two options under the program — the Fixed dollar option and the Interest sweep option.

IRA — An individual retirement arrangement, including both an individual retirement account and an individual retirement annuity contract, whether traditional IRA or Roth IRA.

IRS — Internal Revenue Service.

Lifetime GMIB payments — For contracts with the GMIB, “Lifetime GMIB payments” are generally annual lifetime payments which are calculated by applying your GMIB benefit base to guaranteed annuity purchase factors. Lifetime GMIB payments will begin at the earliest of: (i) the next contract year following the date your Protected Benefit account value falls to zero (provided the no lapse guarantee is in effect); (ii) the contract date anniversary following your 95th birthday; or (iii) your election to exercise the GMIB.

Maturity date — The contract’s “maturity date” is generally the contract date anniversary that follows the annuitant’s 95th birthday.

Maximum payment plan — For contracts with GMIB, our “Maximum payment plan” allows you to request your Annual withdrawal amount as scheduled payments.

NQ contract — Nonqualified annuity contract.

Owner — The “owner” is the person who is the named owner in the contract and, if an individual, is the measuring life for determining contract benefits.

Prior Contract — Certain EQUI-VEST® Accumulator and Structured Capital Strategies® contracts previously issued by the Company, which may be eligible to exchange, rollover or transfer to a Retirement Cornerstone® Series E contract.

Protected Benefit account value — The “Protected Benefit account value” is the total value in: (i) the Protected Benefit account variable investment options, and (ii) amounts in the Special DCA program that are designated for future transfers to the Protected Benefit account variable investment options.

QP contract — An annuity contract that is an investment vehicle for a qualified plan.

QPDB contract — An annuity contract that is an investment vehicle for a qualified defined benefit plan.

QPDC contract — An annuity contract that is an investment vehicle for a qualified defined contribution plan.

RMD Wealth Guard death benefit — The RMD Wealth Guard death benefit is an optional Guaranteed minimum death benefit in connection with the Protected Benefit account value only. The RMD Wealth Guard death benefit base is created and increased by allocations and any transfers to the Protected Benefit account. The RMD Wealth Guard death benefit also enables you to take withdrawals from your Protected Benefit account, other than Excess RMD withdrawals, without reducing your RMD Wealth Guard death benefit base. The RMD Wealth Guard death benefit base is not an account value or cash value. There is an additional charge for the RMD Wealth Guard death benefit under the contract.

RMD withdrawal — a withdrawal that is intended to satisfy the lifetime required minimum distributions from certain tax-favored plans and arrangements such as traditional IRAs under federal income tax rules.

Return of Principal death benefit — The “Return of Principal” death benefit is a death benefit in connection with your Protected Benefit account value only. The death benefit is calculated using the amounts of contributions and transfers invested in your Protected Benefit account, adjusted for withdrawals. There is no additional charge for this death benefit.

Roll-up to age 80 benefit base — The “Roll-up to age 80 benefit base” is used only in connection with the “Greater of” death benefit. It is equal to your initial contribution and any subsequent contributions to the Protected Benefit account variable investment options, either directly or through the Special DCA program; plus any amounts contributed to the Special DCA program that are designated for future transfers to the Protected Benefit account variable investment options; plus any amounts transferred to the Protected Benefit account variable investment options; less a deduction that reflects any “Excess withdrawal” amounts; plus any “Deferral Roll-up amount” or “Annual Roll-up amount” minus a deduction that reflects any withdrawals up to the Annual withdrawal amount.

SEP IRA — A traditional IRA used as a funding vehicle for a simplified employee pension plan established by the IRA owner’s employer.

Special DCA Program — We use the term “Special DCA Program” to refer to our special dollar cost averaging program.

•

Special dollar cost averaging — Our “Special dollar cost averaging program” allows for systematic transfers of amounts in the account for special dollar cost averaging into the Protected Benefit account variable investment options, the Investment account variable investment options and the Guaranteed interest option. The account for special dollar cost averaging is part of our general account.

Systematic transfer program — Our “Systematic transfer program” is a program that allows you to have amounts in the Investment account variable investment options and the Guaranteed interest option automatically transferred to your Protected Benefit account variable investment options.

Total account value — Your “Total account value” is the total of (i) your Protected Benefit account value and (ii) your Investment account value.

We sometimes use different words than in the contract or supplemental materials. This is illustrated below. Although we use different words, they have the same meaning in this Prospectus as in the contract or supplemental materials. Your financial professional can provide further explanation about your contract or supplemental materials.

Prospectus	Contract or Supplemental Materials
Total account value	Annuity Account Value

Unit	Accumulation Unit

Guaranteed minimum death benefit	Guaranteed death benefit

Protected Benefit account variable investment options and contributions to the Special DCA program designated for future transfers to the Protected Benefit account variable investment options	Protected Benefit account

Investment account variable investment options, the guaranteed interest option and contributions to the Special DCA program designated for future transfers to the Investment account variable investment options	Investment account

The Company

We are Equitable Financial Life Insurance Company, a New York stock life insurance corporation. We have been doing business since 1859. The Company is an indirect wholly owned subsidiary of Equitable Holdings, Inc. No other company has any legal responsibility to pay amounts that the Company owes under the contracts. The Company is solely responsible for paying all amounts owed to you under your contract.

Equitable Holdings, Inc. and its consolidated subsidiaries managed approximately $734.4 billion in assets as of December 31, 2019. For more than 160 years the Company has been among the largest insurance companies in the United States. We are licensed to sell life insurance and annuities in all fifty states, the District of Columbia, Puerto Rico, and the U.S. Virgin Islands. Our home office is located at 1290 Avenue of the Americas, New York, NY 10104.

How to reach us

Please communicate with us at the mailing addresses listed below for the purposes described. You can also use our Online Account Access system to access information about your account and to complete certain requests through the Internet. Certain methods of contacting us, such as by telephone or electronically, may be unavailable, delayed or discontinued. For example, our facsimile service may not be available at all times and/or we may be unavailable due to emergency closing. In addition, the level and type of service available may be restricted based on criteria established by us. In order to avoid delays in processing, please send your correspondence as follows:

For communications (e.g., requests for transfers, withdrawals, or required notices) sent by regular mail:

Retirement Service Solutions

P.O. Box 1547

Secaucus, NJ 07096-1547

For communications (e.g., requests for transfers, withdrawals, or required notices) sent by express delivery:

Retirement Service Solutions

500 Plaza Drive, 6th Floor

Secaucus, NJ 07094

Your correspondence will be picked up at the mailing address noted above and delivered to our processing office. Your correspondence, however, is not considered received by us until it is received at our processing office. Where this Prospectus refers to the day when we receive a contribution, request, election, notice, transfer or any other transaction request from you, we mean the day on which that item (or the last thing necessary for us to process that item) arrives in complete and proper form at our processing office or via the appropriate telephone or fax number if the item is a type we accept by those means. There are two main exceptions: if the item arrives (1) on a day that is not a business day, or (2) after the close of a business day, then, in each case, we are deemed to have received that item on the next business day. Our processing office is: 500 Plaza Drive, 6th Floor, Secaucus, New Jersey 07094.

Reports we provide:

•	written confirmation of financial transactions and certain non-financial transactions;

•	statement of your contract values at the close of each calendar year, and any calendar quarter in which there was a financial transaction; and

•	annual statement of your contract values as of the close of the contract year.

Online Account Access system:

Online Account Access is designed to provide information about your contract through the Internet. You can obtain information on:

•	your current Total account value, Protected Benefit account value, and Investment account value;
•	your current allocation percentages;

•	the number of units you have in the variable investment options;

•	the daily unit values for the variable investment options; and

•	performance information regarding the variable investment options.

You can also:

•	change your allocation percentages and/or transfer among the investment options subject to certain restrictions;

•	elect to receive certain contract statements electronically;

•	enroll in, modify or cancel a rebalancing program of your Investment account value;

•	request a quote of your Annual withdrawal amount;

•	change your address;

•	change your Online Account Access password; and

•	access Frequently Asked Questions and Service Forms.

Online Account Access is normally available seven days a week, 24 hours a day. You may access Online Account Access by visiting our website at www.equitable.com. Of course, for reasons beyond our control, this service may sometimes be unavailable.

We have established procedures to reasonably confirm that the instructions communicated by the Internet are genuine. For example, we will require certain personal identification information before we will act on Internet instructions and we will provide written confirmation of your transfers. If we do not employ reasonable procedures to confirm the genuineness of Internet instructions, we may be liable for any losses arising out of any act or omission that constitutes negligence, lack of good faith, or willful misconduct. In light of our procedures, we will not be liable for following Internet instructions we reasonably believe to be genuine.

We reserve the right to limit access to this service if we determine that you engaged in a disruptive transfer activity, such as “market timing.” See “Disruptive transfer activity” in “Transferring your money among investment options” later in this Prospectus for more information.

Customer service representative:

You may also use our toll-free number (1-800-789-7771) to speak with one of our customer service representatives. Our customer service representatives are available on the following business days:

•	Monday through Thursday from 8:30 a.m. until 7:00 p.m., Eastern time.

•	Friday from 8:30 a.m. until 5:30 p.m., Eastern time.

We require that the following types of communications be on specific forms we provide for that purpose:

(1)	authorization for telephone transfers by your financial professional;

(2)	conversion of a traditional IRA to a Roth IRA contract;

(3)	tax withholding elections (see withdrawal request form);

(4)	election of the Beneficiary continuation option;

(5)	IRA contribution recharacterizations;

(6)	Section 1035 exchanges;

(7)	direct transfers and specified direct rollovers;

(8)	exercise of the GMIB or election of an annuity payout option;

(9)

requests to reset your GMIB benefit base and your Roll-up to age 80 benefit base (used to calculate the “Greater of” death benefit) by electing one of the following: one-time reset option, automatic annual reset program or automatic customized reset program;

(10)	death claims;

(11)	requests for enrollment in either our Maximum payment plan or Customized payment plan under the Guaranteed minimum income benefit;

(12)	requests to drop or change your Guaranteed benefits;

(13)	requests to collaterally assign your NQ contract;

(14)

requests to transfer, re-allocate, rebalance, make subsequent contributions and change your future allocations (except that certain transactions may be permitted through the Online Account Access system);

(15)	requests to enroll in or cancel the Systematic transfer program;

(16)	transfers into and among investment options; and

(17)	withdrawal requests.

We also have specific forms that we recommend you use for the following types of requests:

(1)	beneficiary changes;

(2)	contract surrender;

(3)	general dollar cost averaging;

(4)	special dollar cost averaging; and

(5)	Investment simplifier.

To cancel or change any of the following, we require written notification generally at least seven calendar days before the next scheduled transaction:

(1)	general dollar cost averaging (including the fixed dollar and interest sweep options);

(2)	special dollar cost averaging;
(3)	substantially equal withdrawals;

(4)	systematic withdrawals; and

(5)	the date annuity payments are to begin.

To cancel or change any of the following, we require written notification at least 30 calendar days prior to your contract date anniversary:

(1)	automatic annual reset program; and

(2)	automatic customized reset program.

You must sign and date all these requests. Any written request that is not on one of our forms must include your name and your contract number along with adequate details about the notice you wish to give or the action you wish us to take. Some requests may be completed online; you can use our Online Account Access system to contact us and to complete such requests through the Internet. In the future, we may require that certain requests be completed online. We reserve the right to add, remove or change our administrative forms, procedures and programs at any time.

Signatures:

The proper person to sign forms, notices and requests is normally the owner. If there are joint owners, both must sign.

eDelivery:

You can register to receive statements and other documents electronically. You can do so by visiting our website at www.equitable.com.

Retirement Cornerstone® Series E at a glance — key features

Series E Contract	This Prospectus describes the Retirement Cornerstone® Series E contract. It provides for the accumulation of retirement savings and income, offers income and death benefit protection, and offers various payout options. Also, it offers a Guaranteed minimum income benefit and Guaranteed minimum death benefits. For details, please see the summary of the contract features below, the “Fee table” and “Charges and expenses” later in this Prospectus.

The Retirement Cornerstone® Series E contract is available only through an exchange program under which a Prior Contract may be exchanged for this contract. See below and later in this Prospectus and “How you can purchase and contribute to your contract” in “Contract features and benefits” for more information. In addition, to see a summary comparison of some of the features of Prior Contracts and the Retirement Cornerstone® Series E contract, see “Exchange Program” in Appendix VIII later in this Prospectus.

Please see the contribution rules, which are described in “Contribution amounts” later in this section and in “Rules regarding contributions to your contract” in “Appendix VII” later in this Prospectus.

You should work with your financial professional to decide if this contract may be appropriate for you based on a thorough analysis of your particular insurance needs, financial objectives, investment goals, time horizons and risk tolerance.
Professional investment management	The Retirement Cornerstone® Series E variable investment options invest in different Portfolios managed by professional investment advisers.
Guaranteed interest option	• Principal and interest guarantees. • Interest rates set periodically.
Tax advantages	• No tax on earnings inside the contract until you make withdrawals from your contract or receive annuity payments.
• No tax on transfers among investment options inside the contract.
If you are purchasing or contributing to an annuity contract which is an Individual Retirement Annuity (IRA), or to fund an employer retirement plan (QP or Qualified Plan), you should be aware that such annuities do not provide tax deferral benefits beyond those already provided by the Internal Revenue Code for these types of arrangements. Before purchasing or contributing to one of the contracts, you should consider whether its features and benefits beyond tax deferral meet your needs and goals. You may also want to consider the relative features, benefits and costs of these annuities compared with any other investment that you may use in connection with your retirement plan or arrangement. Depending on your personal situation, the contract’s Guaranteed benefits (other than the RMD Wealth Guard death benefit) may have limited usefulness because of required minimum distributions (“RMDs”).
Guaranteed minimum income benefit (“GMIB”)

The GMIB guarantees, subject to certain restrictions, annual lifetime payments (“Lifetime GMIB payments”), which will begin at the earliest of: (i) the next contract year following the date your Protected Benefit account value falls to zero, provided the no lapse guarantee is in effect; (ii) the contract date anniversary following your 95th birthday; and (iii) your election to exercise the GMIB. Lifetime GMIB payments can be on a single or joint life basis.

Your ability to exercise the GMIB is subject to a waiting period which begins on the date you first fund your Protected Benefit account. The waiting period ranges from 10-15 years. If you reset your GMIB benefit base, a new waiting period to exercise the GMIB may apply from the date of the reset. See “Exercise rules” in “Contract features and benefits” for complete details.

Your Lifetime GMIB payments are calculated by applying a percentage to your GMIB benefit base. Your GMIB benefit base is tied to amounts you allocate to your Protected Benefit account. The investment options available to fund your Protected Benefit account are limited. See “GMIB Benefit base” in “Contract features and benefits” later in this Prospectus.

Guaranteed minimum income benefit (“GMIB”) (continued)

An Excess withdrawal that reduces your Protected Benefit account value to zero will cause your GMIB to terminate. Even if an Excess withdrawal does not cause your GMIB to terminate, it can greatly reduce your GMIB benefit base and the value of your benefit. Beginning in the contract year that follows the contract year in which you fund your Protected Benefit account, and prior to the beginning of your Lifetime GMIB payments, you can take your Annual withdrawal amount without reducing your GMIB benefit base.

See “Guaranteed minimum income benefit” and “Annual withdrawal amount” under “Guaranteed minimum income benefit” in “Contract features and benefits” later in this Prospectus. Any amounts you wish to be credited toward your GMIB must be allocated to the Protected Benefit account.

The Guaranteed benefits under the contract are supported by the Company’s general account and are subject to the Company’s claims paying ability. Contract owners should look to the financial strength of the Company for its claims paying ability.

Guaranteed minimum death benefits (“GMDBs”)

•   Return of Principal death benefit

•   Highest Anniversary Value death benefit

•   RMD Wealth Guard death benefit

•   “Greater of” death benefit

Any amounts you wish to be credited toward your GMDB must be allocated to the Protected Benefit account.

The Return of Principal death benefit and the “Greater of” death benefit can only be elected in combination with the GMIB. The Highest Anniversary Value death benefit can be elected with or without selecting the GMIB. If you elect the GMIB and do not elect a guaranteed minimum death benefit, you will automatically receive the Return of Principal death benefit. The RMD Wealth Guard death benefit cannot be elected in combination with the GMIB.

The Return of Principal death benefit, like all of the guaranteed minimum death benefits, only applies to amounts you allocate to the Protected Benefit account variable investment options and not with the contract as a whole.

An Excess RMD withdrawal will reduce your RMD Wealth Guard death benefit base on a pro rata basis. A pro rata reduction to your RMD Wealth Guard death benefit base could be greater than the dollar amount of the withdrawal and could significantly reduce or eliminate the value of your RMD Wealth Guard death benefit.

The Guaranteed benefits under the contract are supported by the Company’s general account and are subject to the Company’s claims paying ability. Contract owners should look to the financial strength of the Company for its claims paying ability.

Investment account death benefit	The death benefit in connection with your Investment account is equal to the return of your account value as of the day we receive satisfactory proof of the owner’s (or older joint owner’s, if applicable) death, any required instructions for method of payment, and any required information and forms necessary to effect payment.
Dropping or changing your Guaranteed benefits	You have the option to drop or change your Guaranteed benefits subject to our rules. In some cases, you may have to wait a specified time period in order to drop your benefits. Please see “Dropping or changing your Guaranteed benefits” in “Contract features and benefits,” as well as Appendix I, for more information.
Contribution amounts	The chart below shows the minimum initial and, in parenthesis, subsequent contribution amounts under the contracts. The only source of contributions that are permitted to fund a contract are from exchanges, rollovers or transfers from a Prior Contract. Partial exchanges, rollovers, and transfers are not permitted as sources of contributions from any Prior Contracts except for exchanges, rollovers and transfers of 100% of the value in the variable investment options of Structured Capital Strategies® annuity contracts at the time of the transaction. No other source of contribution is permitted. As a result of these limitations, you may not be able to make subsequent contributions to your contract and, therefore, you would not be able to increase your Guaranteed benefit base value through subsequent contributions. Please see “How you can purchase and contribute to your contract” in “Contract features and benefits” and “Rules regarding contributions to your contract” in “Appendix VII” for more information, including important limitations on contributions.

Series E
NQ	$25,000($500)(1)
Traditional or Roth IRA	$25,000($50)(1)
QP	$25,000($500)(1)

(1) Subsequent contributions are only permitted from exchanges, rollovers or transfers from a Prior Contract.

Contribution amounts (continued)

•  Maximum contribution limitations apply to all contracts. For more information, please see “How you can purchase and contribute to your contract” in “Contract features and benefits” later in this Prospectus.

Upon advance notice to you, we may exercise certain rights we have under the contract regarding contributions, including our rights to: (i) change minimum and maximum contribution requirements and limitations, and (ii) discontinue acceptance of contributions. Further, we may at any time exercise our rights to limit or terminate your contributions and transfers to any of the variable investment options (including the Protected Benefit account variable investment options) and to limit the number of variable investment options which you may select.
Account types

You may allocate your contributions to the Investment account, or to the Protected Benefit account to fund one or more of the Guaranteed benefits. The Investment account offers more than 111 investment options and is designed to meet the asset allocation and accumulation needs of a many types of investors. The Protected Benefit account offers a limited selection of core investment options that work in conjunction with the optional Guaranteed benefits. You should be aware that we select investment options for the Protected Benefit account that generally offer lower volatility in order to reduce our downside exposure in providing the Guaranteed benefits. In rising market conditions, this strategy may also result in periods of underperformance.

Investment account

•   Investment account variable investment options

•   Guaranteed interest option

•   Amounts in the Special DCA program designated for future transfers to Investment account variable investment options or the guaranteed interest option

Protected Benefit account

•   Protected Benefit account variable investment options

•   Amounts in the Special DCA program designated for future transfers to Protected Benefit account variable investment options

Access to your money

•   Partial withdrawals

•   Several options for withdrawals on a periodic basis

•   Contract surrender

•   Various options for required minimum distributions

•   Maximum payment plan (only under contracts with GMIB)

•   Customized payment plan (only under contracts with GMIB)

Any income you receive may be subject to tax; also may be subject to an additional 10% income tax penalty unless you are age 59 1/2 or another exception applies. Also, certain withdrawals will diminish the value of any Guaranteed benefits you have funded.

Payout options	• Fixed annuity payout options • Other payout options through other contracts
Additional features

•   Dollar cost averaging programs

•   Optional rebalancing (for amounts in the Investment account variable investment options and guaranteed interest option)

•   Systematic transfer program (four options for transfers from the Investment account to the Protected Benefit account)

•   Transfers among investment options at no charge (subject to limitations)

•   Option to drop or change your Guaranteed benefits after issue, subject to our rules. Please see “Dropping or changing your Guaranteed benefits” in “Contract features and benefits,” as well as Appendix I, for more information.

•   Spousal continuation

•   Beneficiary continuation option

•   Annual resets of your GMIB benefit base and Roll-up to age 80 benefit base (used to calculate your “Greater of” death benefit)

Fees and charges	Please see “Fee table” later in this section for complete details.
Owner and annuitant issue ages	Please see “Rules regarding contributions to your contract” in “Appendix VII” for owner and annuitant issue ages applicable to your contract.
Contract Termination	Your contract may terminate without value if your Total account value falls to zero as a result of Excess withdrawals, or the payment of any applicable charges when due, or a combination of the two. Please see “Effect of your account values falling to zero” in “Determining your contract’s value” later in this Prospectus for more information.

Your right to cancel	To exercise your cancellation right under the contract, you must notify us with a signed letter of instruction electing this right, to our processing office within 10 days after you receive your contract. If state law requires, this “free look” period may be longer. See “Your right to cancel within a certain number of days” in “Contract features and benefits” later in this Prospectus for more information.
Guaranteed benefit offers	From time to time, we may offer you some form of payment or incentive in return for terminating or modifying certain guaranteed benefits. See “Guaranteed benefit offers” in “Contract features and benefits” for more information.

The table above summarizes only certain current key features and benefits of the contract. The table also summarizes certain current limitations, restrictions and exceptions to those features and benefits that we have the right to impose under the contract and that are subject to change in the future. In some cases, other limitations, restrictions and exceptions may apply. The contract may not currently be available in all states. Certain features and benefits described in this Prospectus may vary in your state; all features and benefits may not be available in all contracts, in all states or from all selling broker-dealers. You may contact us to purchase any version of the contract if a version is not offered by the selling broker-dealer. For a state-by-state description of all material variations of this contract, see Appendix V later in this Prospectus.

For more detailed information, we urge you to read the contents of this Prospectus, as well as your contract. This Prospectus is a disclosure document and describes all of the contract’s material features, benefits, rights and obligations, as well as other information. The Prospectus should be read carefully before investing. Please feel free to speak with your financial professional, or call us, if you have any questions.

Other contracts

We offer a variety of fixed and variable annuity contracts. They may offer features, including investment options, and have fees and charges, that are different from those in the contracts offered by this Prospectus. Not every contract we issue, including some described in this Prospectus, is offered through every selling broker-dealer. Some selling broker-dealers may not offer and/or limit the offering of certain features or options, as well as limit the availability of the contracts, based on issue age or other criteria established by the selling broker-dealer. Upon request, your financial professional can show you information regarding our other annuity contracts that he or she distributes. You can also contact us to find out more about the availability of any of the our annuity contracts.

You should work with your financial professional to decide whether one or more optional benefits are appropriate for you based on a thorough analysis of your particular insurance needs, financial objectives, investment goals, time horizons and risk tolerance.

Exchange Program

The Retirement Cornerstone® Series E contract is offered only through an exchange program under which a Prior Contract may be exchanged for a Retirement Cornerstone® Series E contract. This is called an “exchange” under securities law. For purposes of this Prospectus, the word “exchange” includes an exchange, rollover or transfer, as applicable, for federal income tax purposes. Under this program, among other criteria, which are described below, the surrender of a Prior Contract may not be subject to withdrawal charges to be eligible for the Retirement Cornerstone® Series E contract. In addition, the account value of the Retirement Cornerstone® Series E contract would not be subject to any withdrawal charges, but would be subject to all other charges and fees under the Retirement Cornerstone® Series E contract, which are described in this Prospectus.

You should carefully consider whether an exchange is appropriate for you by considering the benefits and guarantees provided by your Prior Contract to the benefits and guarantees provided by the Retirement Cornerstone® Series E contract. Please note that if you elect to exchange into the Retirement Cornerstone® Series E contract you will lose all existing benefits under your Prior Contract. You should also review the fees and charges of your Prior Contract and the fees and charges of the Retirement Cornerstone® Series E contract, which may be higher than the fees and charges under the Prior Contract. Any such exchange program will be made available on terms and conditions determined by us and will comply with applicable law.

You should read the Prospectus and other information related to your Prior Contract prior to requesting an exchange, rollover or transfer to the Retirement Cornerstone® Series E contract and you should consider the differences between your Prior Contract and Retirement Cornerstone® Series E contract. There may be differences that are important for you to consider prior to purchasing the Retirement Cornerstone® Series E contract. To see a summary comparison of some of the features of Prior Contracts and the Retirement Cornerstone® Series E contract, see Appendix VIII — “Exchange program” later in this Prospectus.

In considering whether the exchange is appropriate for you, you should consult with your financial professional. Your financial professional will be paid a commission if you exchange, transfer or rollover your Prior Contract to the Retirement Cornerstone® Series E contract, which may create the potential for a conflict of interest for your financial professional. For more information, please contact your financial professional.

You may obtain a copy of your Prior Contract prospectus by contacting your financial professional or by writing or calling us as follows:

Accumulator	EQUI-VEST®	Structured Capital Strategies®
PO Box 1547	PO Box 4956	P. O. Box 1547
Secaucus, NJ 07096-1547	Syracuse, NY 13221-4956	Secaucus, NJ 07096-1547

1 (800) 789-7771	1 (800) 628-6673	1 (877) 899-3743

Listed below is a description of contract owners of Prior Contracts that may or may not be eligible to purchase the Retirement Cornerstone® Series E contract:

•

Contract owners of an EQUI-VEST® contract are eligible, except for contract owners that have elected a Guaranteed benefit or discontinued a Guaranteed benefit. In addition, contract owners of an EQUI-VEST® Tax Sheltered Annuity contract are eligible (i) if they are separated from service and are no longer making on-going contributions to the Prior Contract or (ii) if the Prior Contract has an outstanding loan balance the contract owner can either (a) pay off the outstanding loan balance or (b) have the loan with accrued interest deducted from the total value of Prior Contract and roll over the remaining balance to Retirement Cornerstone® Series E contract.

•	Contract owners of an Accumulator contract who elected a Guaranteed benefit are not eligible to exchange into the Retirement Cornerstone® Series E contract.

•

Contract owners of an Accumulator contract who either: (i) accepted a Guaranteed benefit buyout or (ii) dropped a Guaranteed benefit from the contract, are not eligible to purchase the Retirement Cornerstone® Series E contract.

•

Contract owners of a Structured Capital Strategies® contract are eligible to the extent they have sufficient account value in one or more of the variable investment options that meet the minimum contribution requirements. Account value in a segment is not an eligible source of contribution.

•

Contract owners who have remaining or outstanding withdrawal charges on the Prior Contract, or who do not satisfy a condition for waiving the withdrawal charge under the Prior Contract are not eligible.

•

Contract owners who have made rollover or transfer contributions within the past two years into a Prior Contract from the date of the request to purchase a Retirement Cornerstone® Series E contract are not eligible, except, with respect to EQUI-VEST® contracts, if the contract owner has been separated from service at time of the purchase.

Listed below are additional terms and conditions to purchase the Retirement Cornerstone® Series E contract:

1.

The minimum initial contribution is $25,000 and you must elect one or more of the Guaranteed benefits provided under the Retirement Cornerstone® Series E contract. The source of the contribution must be from a Prior Contract as described above.

2.

Only full exchanges, rollovers and transfers from a Prior Contract will be accepted and partial exchanges, rollovers or transfers from a Prior Contract are not permitted, except from certain Structured Capital Strategies® contracts. For a Structured Capital Strategies® contract, full or partial exchanges, rollovers or transfers are permitted where the source of the contribution is the full account value invested in each variable investment option at the time of the transaction. This means that account value invested in segment type holding accounts and the dollar cap averaging account on the day we process your transaction will also be included in the exchange, rollover or transfer. Account value invested in a segment is not an eligible source of contribution.

3.	Exchanges, rollovers or transfers from contracts other than from Prior Contracts are not permitted.

4.

Subsequent contributions in a minimum amount of $50 or more for Traditional IRA or Roth IRA contracts and $500 or more for NQ and QP contracts are permitted. The source of the contribution must be from a Prior Contract, as described above.

5.

If you are the owner of only one Accumulator or EQUI-VEST® Prior Contract or one Structured Capital Strategies® Prior Contract where the entire account value of the Structured Capital Strategies® Prior Contract is invested in variable investment options at the time of the transaction, you would only be eligible to make an initial contribution. Therefore, you would not be able to increase your Guaranteed benefit base value through subsequent contributions to your Retirement Cornerstone® Series E contract.

6.	You must elect one or more of the Guaranteed benefits provided under the Retirement Cornerstone® Series E contract.

7.

There is generally no minimum amount to fund a Guaranteed benefit through the Protected Benefit account. It can generally be funded at any time subject to certain age limitations. For more information, see “Transferring your account value” under “Transferring your money among investment options,” later in this Prospectus.

8.

There is an additional charge for each Guaranteed benefit you elect, except for the Return of Principal death benefit. However, if you elect the Return of Principal death benefit, it must be elected in combination with the Guaranteed Minimum Income Benefit, which has an additional charge.

9.	If you fund your Guaranteed benefit you have to wait up to four years before you can drop the Guaranteed benefit.

10.

If you exchange your Prior Contract before the maturity of an outstanding Fixed Maturity Option, the market value adjustment may apply and therefore the value you receive could be less than you would have received if you had waited for the maturity of the Fixed Maturity Option before exchanging out of the Prior Contract.

11.

We are not able to process an exchange, rollover or transfer from a Structured Capital Strategies® contract to a Retirement Cornerstone® Series E contract on a segment maturity date or segment start date and we will not consider your request to be in good order if we receive it on a segment maturity date or segment start date. If we receive your exchange, rollover or transfer request on a segment maturity date or segment start date and it is complete, your request will be processed on the next business day.

Fee table

The following tables describe the fees and expenses that you will pay when buying, owning and surrendering the contract. Each of the charges and expenses is more fully described in “Charges and expenses” later in this Prospectus.

The first table describes fees and expenses that you will pay if you make certain transfers or request special services. Charges designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state, may also apply.(1)

Charges we deduct from your account value at the time you request certain transactions
Charge for each additional transfer in excess of 12 transfers per contract year:(2)	Maximum Charge: Current Charge:	$35 $0

Special service charges:(3)

• Express mail charge • Wire transfer charge • Duplicate contract charge • Check preparation charge(5) • Charge for third party transfer or exchange(4)	Current and Maximum Charge: Current and Maximum Charge: Current and Maximum Charge: Maximum Charge: Current Charge: Maximum Charge: Current Charge:	$35 $90 $35(6) $85 $0 $125 $65(6)

The following tables describe the fees and expenses that you will pay periodically during the time that you own the contract, not including the underlying trust portfolio fees and expenses.

Charges we deduct from your account value on each contract date anniversary
Maximum annual administrative charge(5)

If your account value on a contract date anniversary is less than $50,000(7)	$30

If your account value on a contract date anniversary is $50,000 or more	$0
Charges we deduct from your variable investment options expressed as an annual percentage of daily net assets
Separate account annual expenses:(8)	Series E
Operations	0.80%
Administration	0.30%
Distribution	0.20%

Total separate account annual expenses (“Contract fee”)	1.30%
Charges we deduct from your account value each year if you fund any of the following optional benefits
Guaranteed minimum death benefit charge (Calculated as a percentage of the applicable benefit base(9). Deducted annually(10) on each contract date anniversary for which the benefit is in effect.)

Return of Principal death benefit	No Additional Charge

Highest Anniversary Value death benefit	0.35% (current and maximum)
RMD Wealth Guard death benefit

Maximum Charge:	1.20% (for issue ages 20-64) 2.00% (for issue ages 65-68)

Current Charge(11):	0.60% (for issue ages 20-64) 1.00% (for issue ages 65-68)
“Greater of” death benefit

Maximum Charge:	2.30%

Current Charge(12):	1.15%

Guaranteed minimum income benefit charge (Calculated as a percentage of the GMIB benefit base(9). Deducted annually(10) on each contract date anniversary for which the benefit is in effect.)

Maximum Charge:	2.30%
Current Charge(12):	1.15%

You also bear your proportionate share of all fees and expenses paid by a Portfolio that corresponds to any variable investment option you are using. This table shows the lowest and highest total operating expenses charged by any of the Portfolios that you will pay periodically during the time that you own the contract. These fees and expenses are reflected in the Portfolio’s net asset value each day. Therefore, they reduce the investment return of the Portfolio and the related variable investment option. Actual fees and expenses are likely to fluctuate from year to year. More detail concerning each Portfolio’s fees and expenses is contained in the prospectus for the Portfolio.

Portfolio operating expenses expressed as an annual percentage of daily net assets
Total Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets including management fees, 12b-1 fees, service fees, and/or other expenses)(*)	Lowest 0.58%	Highest 2.37%

Notes:

(*)

“Total Annual Portfolio Operating Expenses” are based, in part, on estimated amounts of such expenses. Pursuant to a contract, Equitable Investment Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of certain affiliated Portfolios through April 30, 2021 (“Expense Limitation Arrangement”) (unless the Trust’s Board of Trustees consents to an earlier revision or termination of this agreement). The Expense Limitation Arrangement may be terminated by Equitable Investment Management Group, LLC at any time after April 30, 2021. The range of expenses in the table above does not include the effect of any Expense Limitation Arrangement. The Expense Limitation Arrangement does not apply to unaffiliated Portfolios. The range of expense in the table below includes the effect of the Expense Limitation Arrangements.

Portfolio operating expenses expressed as an annual percentage of daily net assets
Total Annual Portfolio Operating Expenses after the effect of Expense Limitation Arrangements(13)	Lowest 0.58%	Highest 2.26%

For complete information regarding the Expense Limitation Arrangements see the prospectuses for the underlying Portfolios.

(1)	The current tax charge that might be imposed varies by jurisdiction and currently ranges from 0% to 3.5%.

(2)

Currently, we do not charge for transfers among investment options under the contract. However, we reserve the right to charge for transfers in excess of 12 transfers per contract year. We will charge no more than $35 for each transfer at the time each transfer is processed. See “Transfer charge” under “Charges that the Company deducts” in “Charges and expenses” later in this Prospectus.

(3)	These charges may increase over time to cover our administrative costs. We may discontinue these services at any time.

(4)	The sum of these charges will never exceed 2% of the amount disbursed or transferred.

(5)

If the contract is surrendered or annuitized or a death benefit is paid on any date other than the contract date anniversary, we will deduct a pro rata portion of the administrative charge for that year.

(6)	This charge is currently waived. This waiver may be discontinued at any time, with or without notice.

(7)	During the first two contract years this charge, if applicable, is equal to the lesser of $30 or 2% of your Total account value. Thereafter, the charge, if applicable, is $30 for each contract year.

(8)

In connection with the separate account annual expenses, these charges compensate us for certain risks we assume and expenses we incur under the contract. We expect to make a profit from these charges.

(9)

The benefit base is not an account value or cash value. Your initial benefit base is equal to your initial contribution or transfer to the Protected Benefit account variable investment options and amounts in the Special DCA program designated for transfers to the Protected Benefit account variable investment options. Subsequent adjustments to the applicable benefit base and the investment performance of the Protected Benefit account may result in a “benefit base” that is significantly different from your total contributions or future transfers to, or account value in, the Protected Benefit account. See “Guaranteed minimum death benefits” and “Guaranteed minimum income benefit” in “Contract features and benefits” later in this Prospectus.

(10)

If the contract is surrendered or annuitized, or a death benefit is paid, or the benefit is dropped (if applicable), on any date other than the contract date anniversary, we will deduct a pro rata portion of the charge for that year.

(11)

We reserve the right to increase or decrease this charge any time after your second contract date anniversary. See “RMD Wealth Guard death benefit charge” in “Charges and expenses” later in this Prospectus.

(12)

We reserve the right to increase or decrease this charge any time after your second contract date anniversary. See “Guaranteed minimum income benefit charge” and “Greater of death benefit” in “Charges and expenses” later in this Prospectus.

(13)	“Total Annual Portfolio Operating Expenses” are based, in part, on estimated amounts of such expenses.

Examples

These examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, separate account annual expenses, and underlying trust fees and expenses (including the underlying portfolio fees and expenses). These examples do not reflect charges for any special service you may request.

The first example below shows the expenses that a hypothetical contract owner (who has elected the “Greater of” death benefit with the Guaranteed minimum income benefit) would pay in the situations illustrated. This example uses an estimated average annual administrative charge based on anticipated sales and contract sizes, which results in an estimated annual administrative charge calculated as a percentage of contract value of 0.006%. As discussed immediately below, the example further assumes the highest minimum Deferral Roll-up rate of 8% is applied to the GMIB benefit base and Annual Roll-up to age 80 benefit base annually. The example assumes the maximum charges that would apply based on a 5% return for the “Greater of” death benefit and Guaranteed minimum income benefit, both of which are calculated as a percentage of each Guaranteed benefit’s benefit base. The example also assumes there has not been a withdrawal from the Protected Benefit account.

In this example, we assume the highest minimum Deferral Roll-up rate of 8% that can be applied to the GMIB and Roll-up to age 80 benefit bases. Since the charges for the GMIB and “Greater of” death benefit are calculated as a percentage of their applicable benefit bases, the examples show the maximum charges under these assumptions. We reserve the right to declare a Deferral Roll-up rate in excess of 8%. A higher Deferral Roll-up rate could result in a higher GMIB benefit base and “Greater of” death benefit base. However, since we cannot predict how high your Deferral Roll-up rate might be, we have based the example on a Deferral Roll-up rate of 8%, which is the highest rate available under the Deferral Ten-Year Treasuries Formula Rate. See “Deferral Roll-up rate” under “Guaranteed minimum income benefit” in “Contract features and benefits.”

Amounts allocated to the Special DCA program are not covered by these example. The annual administrative charge does apply to amounts allocated to the Special DCA program.

The example assumes that you invest $10,000 in the Protected Benefit account variable investment options for the time periods indicated, and that your investment has a 5% return each year. Other than the annual administrative charge and the charges for the Guaranteed benefits (which are described immediately above), the example also assumes separate account annual expenses and that amounts are allocated to the Protected Benefit account variable investment options that invest in Portfolios with (a) the maximum fees and expenses, and (b) the minimum fees and expenses (before expense limitations). The example should not be considered a representation of past or future expenses for each option. Actual expenses may be greater or less than those shown. Similarly, the annual rate of return assumed in each example is not an estimate or guarantee of future investment performance. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Series E
	If you surrender your contract at the end of the applicable time period				If you do not surrender your contract at the end of the applicable time period
	1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years
(a) assuming maximum fees and expenses of any of the Protected Benefit account investment options	$601	$2,142	$4,085	$9,592	$601	$2,142	$4,085	$9,592
(b) assuming minimum fees and expenses of any of the Protected Benefit account investment options	$486	$1,810	$3,564	$8,768	$486	$1,810	$3,564	$8,768

The next example shows the expenses that a hypothetical contract owner who has opted out of all optional benefits that have fees associated with them would pay in the situations illustrated. This example uses an estimated average annual administrative charge based on anticipated sales and contract sizes, which results in an estimated annual administrative charge calculated as a percentage of contract value of 0.006%.

The example assumes amounts are allocated to the most expensive and least expensive Portfolio. Amounts allocated to the guaranteed interest option and the Special DCA program are not covered by this example. The annual administrative charge does apply to amounts allocated to the guaranteed interest option and the Special DCA program.

The example assumes that you invest $10,000 in the Investment account variable investment options for the time periods indicated, and that your investment has a 5% return each year. Other than the annual administrative charge (which is described immediately above), the example also assumes maximum contract charges and total annual expenses of the Portfolios (before expense limitations) invested in by the Investment account variable investment options set forth in the previous chart. The example should not be considered a representation of past or future expenses for each option. Actual expenses may be greater or less than those shown. Similarly, the annual rate of return assumed in the example is not an estimate or guarantee of future investment performance. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Series E
	If you surrender your contract at the end of the applicable time period				If you do not surrender your contract at the end of the applicable time period
	1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years
(a) assuming maximum fees and expenses of any of the Portfolios	$386	$1,171	$1,974	$4,064	$386	$1,171	$1,974	$4,064
(b) assuming minimum fees and expenses of any of the Portfolios	$198	$612	$1,052	$2,272	$198	$612	$1,052	$2,272

For information on how your contract works under certain hypothetical circumstances, please see Appendix IV at the end of this Prospectus.

Condensed financial information

Please see Appendix IX at the end of this Prospectus for the unit values and the number of units outstanding as of the end of the periods shown for each of the variable investment options available as of December 31, 2019.

1. Contract features and benefits

How you can purchase and contribute to your contract

You may purchase a contract by making payments to us that we call “contributions.” Only full exchanges, rollovers or transfers from eligible EQUI-VEST® and Accumulator contracts, as defined herein, are permitted as contributions. Full and partial exchanges, rollovers or transfers from eligible Structured Capital Strategies® contracts, as defined herein, are permitted as contributions as long as the source of the contribution is the entire account value invested in the variable investment options at the time of the transaction. No other source of contribution is permitted. In addition, subsequent contributions can only be made through permitted exchanges, rollovers, or transfers from a Prior Contract. As a result of these limitations you may not be able to make subsequent contributions to your contract. See Retirement Cornerstone® Series E at a glance — key features” earlier in this Prospectus for more information. The tables in Appendix VII later in this Prospectus summarize our current rules regarding contributions to your contract, which are subject to change. Both the owner and annuitant named in the contract must meet the issue age requirements shown in the table and contributions are based on the age of the older of the original owner and annuitant. We can refuse to accept an application from you or any contribution from you at any time, including after you purchase the contract.

We reserve the right to change our current limitations on your contributions and to discontinue acceptance of contributions.

We currently do not accept any contribution to your contract if: (i) the sum of all contributions under all Accumulator® Series and Retirement Cornerstone® Series contracts with the same owner or annuitant would then total more than $1,500,000, or (ii) the aggregate contributions under all our annuity accumulation contracts with the same owner or annuitant would then total more than $2,500,000. We may waive these and other contribution limitations based on certain criteria that we determine, including Guaranteed benefits, issue age, aggregate contributions, variable investment option allocations and selling broker-dealer compensation. These and other contribution limitations may not be applicable in your state. For a state-by-state description of all material variations of the contracts, see Appendix V later in this Prospectus.

You may not contribute or transfer more than $1,500,000 to your Protected Benefit account variable investment options and the Special DCA program with amounts designated for the Protected Benefit account variable investment options.

Once a withdrawal is taken from your Protected Benefit account, you cannot make additional contributions to your Protected Benefit account, either directly or through a new

Special DCA program. You may, however, be able to continue to make transfers from your Investment account to the Protected Benefit account variable investment options until such time you make a subsequent contribution to your Investment account. Scheduled transfers from an existing Special DCA program will continue through to the program’s conclusion.

We may accept less than the minimum initial contribution under a contract if an aggregate amount of Retirement Cornerstone® Series contracts, respectively, purchased at the same time by an individual (including spouse) meet the minimum.

The “owner” is the person who is the named owner in the contract and, if an individual, is the measuring life for determining contract benefits. The “annuitant” is the person who is the measuring life for determining the contract’s maturity date. The annuitant is not necessarily the contract owner. Where the owner of a contract is non-natural, the annuitant is the measuring life for determining contract benefits.

Upon advance notice to you, we may exercise certain rights we have under the contract regarding contributions, including our rights to:

•	Change our contribution requirements and limitations and our transfer rules, including to:

—	increase or decrease our minimum contribution requirements and increase or decrease our maximum contribution limitations;

—	discontinue the acceptance of subsequent contributions to the contract;

—	discontinue the acceptance of subsequent contributions and/or transfers into one or more of the variable investment options and/or guaranteed interest option; and

—	discontinue the acceptance of subsequent contributions and/or transfers into the Protected Benefit account variable investment options.

•

Default certain contributions and transfers designated for a Protected Benefit account variable investment option(s) to the corresponding Investment account variable investment option(s), which invests in the same underlying Portfolio(s). See “Rebalancing among your Protected Benefit account variable investment options” under “Allocating your contributions” later in this section.

•	Further limit the number of variable investment options you may invest in at any one time.

•	Limit or terminate new contributions or transfers to an investment option.

We reserve the right in our sole discretion to discontinue the acceptance of, and/or place limitations on contributions and transfers into the contract and/or certain investment options. If you have one or more Guaranteed benefits and we exercise our right to discontinue the acceptance of, and/or place additional limitations on, contributions to the contract and/or contributions and/or transfers into the Protected Benefit account variable investment options, you may no longer be able to fund your Guaranteed benefit(s). This means that if you have not yet allocated amounts to the Protected Benefit account variable investment options, you may not be able to fund your Guaranteed benefit(s). This also means that if you have already funded your Guaranteed benefits by allocating amounts to the Protected Benefit account variable investment options, you may no longer be able to increase your Protected Benefit account value and the benefit bases associated with your Guaranteed benefits through contributions and transfers.

Owner and annuitant requirements

Under NQ contracts, the annuitant can be different from the owner. Only natural persons can be joint owners. This means that an entity such as a corporation cannot be a joint owner. We also reserve the right to prohibit availability of this contract to other non-natural owners.

For NQ contracts (with a single owner, joint owners, or a non-natural owner) we permit the naming of joint annuitants only when the contract is purchased through an exchange that is intended not to be taxable under Section 1035 of the Internal Revenue Code and only where the joint annuitants are spouses.

Owners which are not individuals are required to document their status to avoid 30% FATCA withholding from U.S.-source income.

Under all IRA contracts, the owner and annuitant must be the same person. In some cases, an IRA contract may be held in a custodial individual retirement account for the benefit of the individual annuitant.

For the Spousal continuation feature to apply, the spouses must either be joint owners, or, for Single owner contracts, the surviving spouse must be the sole primary beneficiary. The determination of spousal status is made under applicable state law. However, in the event of a conflict between federal and state law, we follow federal rules. Certain same-sex civil union and domestic partners may not be eligible for tax benefits under federal law and in some circumstances will be required to take post-death distributions that dilute or eliminate the value of the contractual benefit.

In general, we will not permit a contract to be owned by a minor unless it is pursuant to the Uniform Gift to Minors Act or the Uniform Transfers to Minors Act in your state.

Under QP contracts, the owner must be the qualified plan trust and the annuitant must be a plan participant/employee. The term “QP contracts” used in this Prospectus refers to QPDB and/or QPDC contracts. See Appendix II at the end of this Prospectus for more information regarding QP contracts.

Certain benefits under your contract, as described in this Prospectus, are based on the age of the owner. If the owner of the contract is not a natural person, these benefits will be based on the age of the annuitant. Under QP contracts, all benefits are based on the age of the annuitant. In this Prospectus, when we use the terms owner and joint owner, we intend these to be references to annuitant and joint annuitant, respectively, if the contract has a non-natural owner. Unless otherwise stated, if the contract is jointly owned or is issued to a non-natural owner, benefits are based on the age of the older joint owner or older joint annuitant, as applicable.

Purchase considerations for a charitable remainder trust

If you are purchasing the contract to fund a charitable remainder trust and allocate any account value to the Protected Benefit account, you should strongly consider “split-funding”: that is, the trust holds investments in addition to this Retirement Cornerstone® Series E contract. Charitable remainder trusts are required to make specific distributions. The charitable remainder trust annual distribution requirement may be equal to a percentage of the donated amount or a percentage of the current value of the donated amount. The required distribution may have an adverse impact on the value of your Guaranteed benefits.

How you can make your contributions

The only source of contributions that are permitted to fund a Retirement Cornerstone® Series E contract are from permitted exchanges, rollovers or transfers from a Prior Contract. See “Exchange Program” earlier in this Prospectus in “Retirement Cornerstone® Series E at a glance — key features”. You will remain invested in your Prior Contract while Equitable Advisors LLC (Equitable Financial Advisors in MI and TN), (“Equitable Advisors”) ensures your application is complete and that suitability standards are met. Upon successful completion of this review, Equitable Advisors will transmit your application to us, so that we can consider your application for processing.

The “contract date” is the effective date of a contract. Your contract date will be shown in your contract. The 12 month period beginning on your contract date and each 12 month period after that date is a “contract year.” The end of each 12 month period is your “contract date anniversary.” For example, if your contract date is May 1, your contract date anniversary is April 30.

If your application is in good order when we receive it for application processing purposes, your Prior Contract will be exchanged for a Retirement Cornerstone® Series E contract at the price calculated at the close of that business day (or at the price calculated at the close of the next business day if we receive your application on a non-business day). If any information we require to issue your contract is missing or unclear, you will remain invested in your Prior Contract while we try to obtain this information. If we are unable to obtain all of the information we require within five business days after we receive an incomplete application or form, we will inform the financial professional submitting the application on your behalf. We will then cancel your exchange request unless you or your financial professional acting on your behalf, specifically direct us to keep your exchange request until we receive the required information. If we have not received the information we require within 30 days, we will cancel your exchange request. Your Prior Contract will be exchanged for a Retirement Cornerstone® Series E contract as of the price calculated at the close of the business day we receive the missing information. Although we require an application from you, we will import data that we have in our records regarding the Prior Contract in issuing this contract. If there is a conflict between the data that we have in our records regarding the Prior Contract and the information on your application, we will not consider the application in good order as discussed above. For more information on a “Prior Contract”, see “Exchange Program” in “Retirement Cornerstone® Series E at a glance—key features” earlier in this Prospectus.

Our “business day” is generally any day the NYSE is open for regular trading and generally ends at 4:00 p.m. Eastern Time (or as of an earlier close of regular trading). A business day does not include a day on which we are not open due to emergency conditions determined by the SEC. We may also close early due to such emergency conditions. For more information about our business day and our pricing of transactions, please see “Dates and prices at which contract events occur” in “More information” later in this Prospectus.

What are your investment options under the contract?

Your investment options are the following:

•	Protected Benefit account variable investment options (used to fund Guaranteed benefits);

•	Investment account variable investment options;

•	Guaranteed interest option; and

•	the account for special dollar cost averaging.

As noted throughout this Prospectus, you may elect the GMIB at the time you apply for your contract. The Return of Principal death benefit and the “Greater of” death benefit can only be elected in combination with the GMIB. The Highest Anniversary Value death benefit can be elected with or without selecting the GMIB. If you elect the GMIB and do not elect a guaranteed minimum death benefit, you will automatically receive the Return of Principal death benefit. The RMD Wealth Guard death benefit cannot be elected in combination with the GMIB. Your Guaranteed benefits do not need to be funded at issue. Also, any applicable charges will not be assessed until you fund your Protected Benefit account. The Protected Benefit account variable investment options are used to fund these benefits.

Only amounts you allocate to the Protected Benefit account variable investment options and amounts in the Special DCA program designated for future transfers to the Protected Benefit account variable investment options will fund your Guaranteed benefits. These amounts will be included in the respective benefit bases of your Guaranteed benefits and will become part of your Protected Benefit account value. All amounts allocated to the Protected Benefit account variable investment options and amounts in the Special DCA program designated for Protected Benefit account variable investment options are subject to the terms and conditions of the Guaranteed benefits under your contract.

If you allocate to investment options available to fund your Guaranteed benefits, you may later decide to change your allocation instructions in order to increase, decrease or stop the funding of your Guaranteed benefits. Also, if you have a Guaranteed benefit, there is no requirement that you must fund it either at issue or on any future date.

If you have a Guaranteed benefit and allocate any amount to the Protected Benefit account variable investment options or the Special DCA program with amounts designated for future transfers to the Protected Benefit account variable investment options, you are funding the Guaranteed benefits under your contract. No other action is required of you. If you do not wish to fund a Guaranteed benefit, you should not allocate contributions or make transfers to your Protected Benefit account. See “Allocating your contributions” later in this section.

Once you allocate amounts to the Protected Benefit account variable investment options, such amounts may be transferred among the Protected Benefit account variable investment options, but may not be transferred to the Investment account variable investment options or the guaranteed interest option. In addition, we may at any time exercise our right to limit or terminate transfers into any of the variable investment options. For more information, see “Transferring your money among investment options” later in this Prospectus.

The table below shows the current Protected Benefit account variable investment options and Investment account variable investment options available to you. It is important to note that the Protected Benefit account variable investment options are also available as Investment account variable investment options. The Protected Benefit account variable investment options invest in the same Portfolios as the corresponding Investment account variable investment options.

Protected Benefit Account Variable Investment Options

•	1290 VT Moderate Growth Allocation
•	EQ/AB Dynamic Aggressive Growth
•	EQ/AB Dynamic Growth
•	EQ/AB Dynamic Moderate Growth
•	EQ/Aggressive Growth Strategy
•	EQ/American Century Moderate Growth Allocation
•	EQ/AXA Investment Managers Moderate Allocation
•	EQ/Balanced Strategy
•	EQ/Conservative Growth Strategy
•	EQ/Conservative Strategy
•	EQ/First Trust Moderate Growth Allocation
•	EQ/Goldman Sachs Growth Allocation
•	EQ/Goldman Sachs Moderate Growth Allocation
•	EQ/Growth Strategy
•	EQ/Invesco Moderate Allocation
•	EQ/Invesco Moderate Growth Allocation
•	EQ/JPMorgan Growth Allocation
•	EQ/Legg Mason Growth Allocation
•	EQ/Legg Mason Moderate Allocation
•	EQ/Moderate Growth Strategy

Investment Account Variable Investment Options

•	1290 VT DoubleLine Dynamic Allocation
•	1290 VT DoubleLine Opportunistic Bond
•	1290 VT Equity Income
•	1290 VT GAMCO Mergers & Acquisitions
•	1290 VT GAMCO Small Company Value
•	1290 VT High Yield Bond
•	1290 VT Low Volatility Global Equity(*)
•	1290 VT Micro Cap(*)
•	1290 VT Moderate Growth Allocation
•	1290 VT Natural Resources
•	1290 VT Real Estate
•	1290 VT Small Cap Value(*)(1)
•	1290 VT SmartBeta Equity(*)
•	7TwelveTM Balanced Portfolio(**)
•	AB VPS International Growth(**)
•	American Funds Insurance Series® Bond Fund
•	American Funds Insurance Series® Global Small Capitalization Fund
•	American Funds Insurance Series® New World Fund®
•	BlackRock Global Allocation V.I. Fund
•	BlackRock Large Cap Focus Growth V.I. Fund
•	ClearBridge Variable Aggressive Growth
•	ClearBridge Variable Appreciation
•	ClearBridge Variable Dividend Strategy
•	ClearBridge Variable Mid Cap
•	Eaton Vance VT Floating-Rate Income
•	EQ/AB Dynamic Aggressive Growth
•	EQ/AB Dynamic Growth
•	EQ/AB Dynamic Moderate Growth
•	EQ/AB Small Cap Growth
•	EQ/Aggressive Growth Strategy
•	EQ/All Asset Growth Allocation(1)(2)
•	EQ/American Century Mid Cap Value(1)
•	EQ/American Century Moderate Growth Allocation
•	EQ/AXA Investment Managers Moderate Allocation
•	EQ/Balanced Strategy
•	EQ/BlackRock Basic Value Equity
•	EQ/ClearBridge Large Cap Growth(*)
•	EQ/ClearBridge Select Equity Managed Volatility(*)
•	EQ/Common Stock Index
•	EQ/Conservative Growth Strategy
•	EQ/Conservative Strategy
•	EQ/Core Bond Index
•	EQ/Emerging Markets Equity PLUS
•	EQ/Equity 500 Index
•	EQ/Fidelity Institutional AM® Large Cap
•	EQ/First Trust Moderate Growth Allocation
•	EQ/Franklin Rising Dividends
•	EQ/Franklin Strategic Income
•	EQ/Goldman Sachs Growth Allocation
•	EQ/Goldman Sachs Mid Cap Value
•	EQ/Goldman Sachs Moderate Growth Allocation
•	EQ/Growth Strategy
•	EQ/Intermediate Government Bond
•	EQ/International Core Managed Volatility
•	EQ/International Equity Index
•	EQ/Invesco Comstock
•	EQ/Invesco Global(2)
•	EQ/Invesco Global Real Estate
•	EQ/Invesco International Growth
•	EQ/Invesco Moderate Allocation
•	EQ/Invesco Moderate Growth Allocation
•	EQ/Janus Enterprise(1)
•	EQ/JPMorgan Growth Allocation
•	EQ/JPMorgan Value Opportunities(*)
•	EQ/Large Cap Growth Index
•	EQ/Large Cap Value Index
•	EQ/Large Cap Value Managed Volatility
•	EQ/Lazard Emerging Markets Equity
•	EQ/Legg Mason Growth Allocation
•	EQ/Legg Mason Moderate Allocation
•	EQ/Loomis Sayles Growth
•	EQ/MFS International Growth
•	EQ/MFS International Intrinsic Value(*)(2)
•	EQ/MFS Mid Cap Focused Growth
•	EQ/MFS Technology(*)(1)
•	EQ/MFS Utilities
•	EQ/Mid Cap Index
•	EQ/Mid Cap Value Managed Volatility
•	EQ/Moderate Allocation
•	EQ/Moderate Growth Strategy
•	EQ/Money Market
•	EQ/PIMCO Global Real Return
•	EQ/PIMCO Real Return
•	EQ/PIMCO Total Return
•	EQ/PIMCO Ultra Short Bond
•	EQ/Small Company Index
•	EQ/T. Rowe Price Growth Stock
•	EQ/T. Rowe Price Health Sciences
•	EQ/Wellington Energy
•	Fidelity® VIP Mid Cap
•	Fidelity® VIP Strategic Income
•	First Trust/Dow Jones Dividend & Income Allocation
•	First Trust Multi Income Allocation
•	Franklin Allocation VP
•	Franklin Income VP
•	Hartford Capital Appreciation HLS(**)
•	Hartford Growth Opportunities HLS
•	Invesco V.I. Diversified Dividend
•	Invesco V.I. Equity and Income
•	Invesco V.I. High Yield
•	Invesco V.I. Mid Cap Core Equity
•	Invesco V.I. Small Cap Equity
•	Ivy VIP Asset Strategy(**)
•	Ivy VIP Global Equity Income(**)
•	Ivy VIP High Income
•	Ivy VIP Natural Resources(**)
•	Ivy VIP Small Cap Growth(**)
•	Lord Abbett Bond Debenture
•	MFS® Investors Trust Series
•	MFS® Massachusetts Investors Growth Stock
•	Multimanager Aggressive Equity
•	Multimanager Technology
•	Neuberger Berman International Equity
•	Neuberger Berman U.S. Equity Index PutWrite Strategy
•	PIMCO CommodityRealReturn® Strategy
•	PIMCO Income(*)
•	ProFund VP Biotechnology
•	Putnam VT Diversified Income
•	QS Legg Mason Dynamic Multi-Strategy VIT
•	Templeton Developing Markets VIP
•	Templeton Global Bond VIP
•	VanEck VIP Global Hard Assets(**)

(*)	This investment option is only available if you purchased your contract on or after approximately October 22, 2018.
(**)	This investment option is only available if you purchased your contract before approximately October 22, 2018.
(1)

This is the surviving variable investment option of a Portfolio merger. Please see “Portfolios of the Trust” later in this prospectus for the name of the acquired variable investment option which may continue to be used in certain documents for a period of time after the date of this prospectus.

(2)

This is the variable investment option’s new name. Please see “Portfolios of the Trusts” later in this prospectus for the variable investment option’s former name which may continue to be used in certain documents for a period of time after the date of this prospectus.

If you decide to participate in the Special DCA program, any amounts allocated to the program that are designated for future transfers to the Protected Benefit account variable investment options will be included in the Protected Benefit account value. Any amounts allocated to the Special DCA program that are designated for future transfers to the Investment account variable investment options and the guaranteed interest option will be included in your Investment account value. As discussed later in this section, the Special DCA program allows you to gradually allocate amounts to available investment options through periodic transfers. You can allocate to either or both Investment account and Protected Benefit account variable investment options as part of your Special DCA program. See “Allocating your contributions” later in this section.

Variable investment options

Your investment results in any one of the variable investment options will depend on the investment performance of the underlying Portfolios. You can lose your principal when investing in the variable investment options. In periods of poor market performance, the net return, after charges and expenses, may result in negative yields, including for the EQ/Money Market variable investment option. Listed below are the currently available Portfolios, their investment objectives their investment manager(s) and/or sub-adviser(s). We may, at any time, exercise our rights to limit or terminate your contributions, allocations and transfers to any of the variable investment options (including the Protected Benefit account variable investment options) and to limit the number of variable investment options which you may select.

Portfolios of the Trusts

We offer both affiliated and unaffiliated Trusts, which in turn offer one or more Portfolios. Equitable Investment Management Group, LLC (“Equitable IMG”), formerly, AXA Equitable Funds Management Group, LLC, a wholly owned subsidiary of the Company, serves as the investment adviser of the Portfolios of EQ Premier VIP Trust and EQ Advisors Trust. For some affiliated Portfolios, Equitable IMG has entered into sub-advisory agreements with one or more other investment advisers (the “sub-advisers”) to carry out investment decisions for the Portfolios. As such, among other responsibilities, Equitable IMG oversees the activities of the sub-advisers with respect to the affiliated Trusts and is responsible for retaining or discontinuing the services of those sub-advisers. The chart below indicates the sub-adviser(s) for each Portfolio, if any. The chart below also shows the currently available Portfolios and their investment objectives.

You should be aware that Equitable Advisors and Equitable Distributors, LLC (“Equitable Distributors”), (together, the “Distributors”) directly or indirectly receive 12b-1 fees from affiliated Portfolios for providing certain distribution and/or shareholder support services. These fees will not exceed 0.25% of the Portfolios’ average daily net assets. The affiliated Portfolios’ sub-advisers and/or their affiliates may also contribute to the cost of expenses for sales meetings or seminar sponsorships that may relate to the contracts and/or the sub-advisers’ respective Portfolios. In addition, Equitable IMG receives management fees and administrative fees in connection with the services it provides to the affiliated Portfolios. As such, it is generally more profitable for us to offer affiliated Portfolios than to offer unaffiliated Portfolios.

The Company or the Distributors may directly or indirectly receive 12b-1 fees and additional payments from certain unaffiliated Portfolios, their advisers, sub-advisers, distributors or affiliates, for providing certain administrative, marketing, distribution and/or shareholder support services. These fees and payments range from 0% to 0.60% of the unaffiliated Portfolios’ average daily net assets. Equitable Advisors may also receive payments from the advisers or sub-advisers of the unaffiliated Portfolios or their affiliates for certain distribution services, including expenses for sales meetings or seminar sponsorships that may relate to the contracts and/or the advisers’ respective Portfolios.

As a contract owner, you may bear the costs of some or all of these fees and payments through your indirect investment in the Portfolios. (See the Portfolios’ prospectuses for more information.) These fees and payments, as well as the Portfolios’ investment management fees and administrative expenses, will reduce the underlying Portfolios’ investment returns. The Company may profit from these fees and payments. The Company considers the availability of these fees and payment arrangements during the selection process for the underlying Portfolios. These fees and payment arrangements may create an incentive for us to select Portfolios (and classes of shares of Portfolios) that pay us higher amounts.

Some affiliated Portfolios invest in other affiliated Portfolios (the ”EQ Fund of Fund Portfolios”). The EQ Fund of Fund Portfolios offer contract owners a convenient opportunity to invest in other Portfolios that are managed and have been selected for inclusion in the EQ Fund of Fund Portfolios by Equitable IMG. Equitable Advisors, an affiliated broker-dealer of the Company, may promote the benefits of such Portfolios to contract owners and/or suggest that contract owners consider whether allocating some or all of their Total account value to such Portfolios is consistent with their desired investment objectives. In doing so, the Company, and/or its affiliates, may be subject to conflicts of interest insofar as the Company may derive greater revenues from the EQ Fund of Fund Portfolios than certain other Portfolios available to you under your contract. Please see “Allocating your contributions” later in this section for more information about your role in managing your allocations.

As described in more detail in the Portfolio prospectuses, the EQ Managed Volatility Portfolios may utilize a proprietary volatility management strategy developed by Equitable IMG (the “EQ volatility management strategy”) and, in addition, certain EQ Fund of Fund Portfolios may invest in affiliated Portfolios that utilize this strategy. The EQ volatility management strategy employs various volatility management techniques, such as the use of ETFs or futures and options, to reduce the Portfolio’s equity exposure during periods when certain market indicators indicate that market volatility is above specific thresholds set for the Portfolio. When market volatility is increasing above the specific thresholds set for a Portfolio utilizing the EQ volatility management strategy, the adviser of the Portfolio may reduce equity exposure. Although this strategy is intended to reduce the overall risk of investing in the Portfolio, it may not effectively protect the Portfolio from market declines and may increase its losses. Further, during such times, the Portfolio’s exposure to equity securities may be less than that of a traditional equity portfolio. This may limit the Portfolio’s participation in market gains and result in periods of underperformance, including those periods when the specified benchmark index is appreciating, but market volatility is high. It may also impact the value of certain guaranteed benefits, as discussed below.

The EQ Managed Volatility Portfolios that include the EQ volatility management strategy as part of their investment objective and/or principal investment strategy, and the EQ Fund of Fund Portfolios that invest in Portfolios that use the EQ volatility management strategy, are identified below in the chart by a “✓“ under the column entitled “Volatility Management.”

You should be aware that having the GMIB and/or certain other guaranteed benefits limits your ability to invest in some of the variable investment options that would otherwise be available to you under the contract.

See “Allocating your contributions” under “Contract features and benefits” for more information about the investment restrictions under your contract.

Portfolios that utilize the EQ volatility management strategy (or, in the case of certain EQ Fund of Fund Portfolios, invest in other Portfolios that use the EQ volatility management strategy) and investment option restrictions in connection with any guaranteed benefit that include these Portfolios are designed to reduce the overall volatility of your Total account value and provide you with risk-adjusted returns over time. The reduction in volatility helps us manage the risks associated with providing guaranteed benefits during times of high volatility in the equity market.

During rising markets, the EQ volatility management strategy, however, could result in your Total account value rising less than would have been the case had you been invested in a Portfolio that does not utilize the EQ volatility management strategy (or, in the case of the EQ Fund of Fund Portfolios, invest exclusively in other Portfolios that do not use the EQ volatility management strategy). This may effectively suppress the value of guaranteed benefit(s) that are eligible for periodic benefit base resets because your benefit base is available for resets only when your Protected Benefit account value is higher. Conversely, investing in investment options that feature a managed volatility strategy may be helpful in a declining market when high market volatility triggers a reduction in the investment option’s equity exposure because during these periods of high volatility, the risk of losses from investing in equity securities may increase. In these instances, your Total account value may decline less than would have been the case had you not been invested in investment options that feature a volatility management strategy.

Please see the underlying Portfolio prospectuses for more information in general, as well as more information about the EQ volatility management strategy. Please further note that certain other affiliated Portfolios, as well as unaffiliated Portfolios, may utilize volatility management techniques that differ from the EQ volatility management strategy. Affiliated Portfolios that utilize these volatility management techniques are identified below in the chart by a “Δ” under the column entitled “Volatility Management.” Any such unaffiliated Portfolio is not identified under “Volatility Management” below in the chart. Such techniques could also impact your Total account value and guaranteed benefit(s), if any, in the same manner described above. Please see the Portfolio prospectuses for more information about the Portfolios’ objective and strategies.

Asset Transfer Program.  Portfolio allocations in certain of our variable annuity contracts with guaranteed benefits are subject to our Asset Transfer Program (ATP) feature. The ATP helps us manage our financial exposure in connection with providing certain guaranteed benefits, by using predetermined mathematical formulas to move account value between the EQ/Ultra Conservative Strategy Portfolio (an investment option utilized solely by the ATP) and the other Portfolios offered under those contracts. You should be aware that operation of the predetermined mathematical formulas underpinning the ATP has the potential to adversely impact the Portfolios, including their performance, risk profile and expenses. This means that Portfolio investments in contracts with no ATP feature, such as yours, could still be adversely impacted. Particularly during times of high market volatility, if the ATP triggers substantial asset flows into and out of a Portfolio, it could have the following effects on all contract owners invested in that Portfolio:

(a)

By requiring a Portfolio sub-adviser to buy and sell large amounts of securities at inopportune times, a Portfolio’s investment performance and the ability of the sub-adviser to fully implement the Portfolio’s investment strategy could be negatively affected; and

(b)

By generating higher turnover in its securities or other assets than it would have experienced without being impacted by the ATP, a Portfolio could incur higher operating expense ratios and transaction costs than comparable funds. In addition, even Portfolios structured as funds-of-funds that are not available for investment by contract owners who are subject to the ATP could also be impacted by the ATP if those Portfolios invest in underlying funds that are themselves subject to significant asset turnover caused by the ATP. Because the ATP formulas generate unique results for each contract, not all contract owners who are subject to the ATP will be affected by operation of the ATP in the same way. On any particular day on which the ATP is activated, some contract owners may have a portion of their account value transferred to the EQ/Ultra Conservative Strategy Portfolio investment option and others may not. If the ATP causes significant transfers of account value out of one or more Portfolios, any resulting negative effect on the performance of those Portfolios will be experienced to a greater extent by a contract owner (with or without the ATP) invested in those Portfolios whose account value was not subject to the transfers.

EQ Premier VIP Trust(1) Portfolio Name	Share Class	Objective	Investment Adviser (and Sub-Adviser(s), as Applicable)	Volatility Management
EQ/MODERATE ALLOCATION	Class A	Seeks to achieve long-term capital appreciation and current income.	• Equitable Investment Management Group, LLC	✓

EQ Advisors Trust Portfolio Name	Share Class	Objective	Investment Adviser (and Sub-Adviser(s), as Applicable)	Volatility Management
1290 VT DOUBLELINE DYNAMIC ALLOCATION	Class IB	Seeks to achieve total return from long-term capital appreciation and income.	• DoubleLine Capital LP • Equitable Investment Management Group, LLC

EQ Advisors Trust Portfolio Name	Share Class	Objective	Investment Adviser (and Sub-Adviser(s), as Applicable)	Volatility Management
1290 VT DOUBLELINE DYNAMIC OPPORTUNISTIC BOND	Class IB	Seeks to maximize current income and total return.	• DoubleLine Capital LP • Equitable Investment Management Group, LLC
1290 VT EQUITY INCOME	Class IA	Seeks a combination of growth and income to achieve an above-average and consistent total return.	• Barrow, Hanley, Mewhinney & Strauss LCC • Equitable Investment Management Group, LLC
1290 VT GAMCO MERGERS & ACQUISITIONS	Class IA	Seeks to achieve capital appreciation.	• Equitable Investment Management Group, LLC • GAMCO Asset Management, Inc.
1290 VT GAMCO SMALL COMPANY VALUE	Class IA	Seeks to maximize capital appreciation.	• Equitable Investment Management Group, LLC • GAMCO Asset Management, Inc.
1290 VT HIGH YIELD BOND	Class IB	Seeks to maximize current income.	• AXA Investment Managers, Inc. • Equitable Investment Management Group, LLC • Post Advisory Group, LLP
1290 VT LOW VOLATILITY GLOBAL EQUITY(†)	Class IB	Seeks long-term capital appreciation with lower absolute volatility than the broad equity markets.	• Equitable Investment Management Group, LLC
1290 VT MICRO CAP(†)	Class IB	Seeks to achieve long-term growth of capital.	• BlackRock Investment Management, LLC • Equitable Investment Management Group, LLC • Lord, Abbett & Co. LLC
1290 VT MODERATE GROWTH ALLOCATION(††)	Class IB	Seeks the highest total return over time consistent with its asset mix while managing portfolio volatility.	• Equitable Investment Management Group, LLC	Δ
1290 VT NATURAL RESOURCES	Class IB	Seeks to achieve long-term growth of capital.	• AllianceBernstein L.P. • Equitable Investment Management Group, LLC
1290 VT REAL ESTATE	Class IB	Seeks to provide long-term capital appreciation and current income.	• AllianceBernstein L.P. • Equitable Investment Management Group, LLC
1290 VT SMALL CAP VALUE(†)*(2)	Class IB	Seeks to achieve long-term growth of capital.	• BlackRock Investment Management, LLC • Equitable Investment Management Group, LLC • Horizon Kinetics Asset Management LLC
1290 VT SMARTBETA EQUITY(†)	Class IB	Seeks to achieve long-term capital appreciation.	• AXA Rosenberg Investment Management, LLC • Equitable Investment Management Group, LLC

EQ Advisors Trust Portfolio Name	Share Class	Objective	Investment Adviser (and Sub-Adviser(s), as Applicable)	Volatility Management
EQ/AB DYNAMIC AGGRESSIVE GROWTH(††)	Class IB	Seeks to achieve total reutrn from long-term growth of capital and income, with a greater emphasis on growth of capital.	• AllianceBernstein L.P. • Equitable Investment Management Group, LLC	Δ
EQ/AB DYNAMIC GROWTH(††)	Class IB	Seeks to achieve total return from long-term growth of capital and income, with a greater emphasis on growth of capital.	• AllianceBernstein L.P. • Equitable Investment Management Group, LLC	Δ
EQ/AB DYNAMIC MODERATE GROWTH(††)	Class IB	Seeks to achieve total return from long-term growth of capital and income.	• AllianceBernstein L.P. • Equitable Investment Management Group, LLC	Δ
EQ/AB SMALL CAP GROWTH	Class IA	Seeks to achieve long-term growth of capital.	• AllianceBernstein L.P. • Equitable Investment Management Group, LLC
EQ/AGGRESSIVE GROWTH STRATEGY(††)	Class IB	Seeks long-term capital appreciation and current income, with a greater emphasis on capital appreciation.	• Equitable Investment Management Group, LLC	✓
EQ/ALL ASSET GROWTH ALLOCATION*(3)(4)**(8)	Class IA	Seeks long-term capital appreciation and current income.	• Equitable Investment Management Group, LLC
EQ/AMERICAN CENTURY MID CAP VALUE*(5)	Class IB	Seeks to achieve long-term capital growth. Income is a secondary objective.	• American Century Investment Management, Inc. • Equitable Investment Management Group, LLC
EQ/AMERICAN CENTURY MODERATE GROWTH ALLOCATION(††)	Class IB	Seeks long-term capital appreciation while managing portfolio volatility.	• American Century Investment Management, Inc. • Equitable Investment Management Group, LLC	Δ
EQ/AXA INVESTMENT MANAGERS MODERATE ALLOCATION(††)	Class IB	Seeks long-term total return while managing portfolio volatility	• AXA Investment Managers, Inc. • Equitable Investment Management Group, LLC	Δ
EQ/BALANCED STRATEGY(††)	Class IB	Seeks long-term capital appreciation and current income.	• Equitable Investment Management Group, LLC	✓
EQ/BLACKROCK BASIC VALUE EQUITY	Class IA	Seeks to achieve capital appreciation and secondarily, income.	• BlackRock Investment Management, LLC • Equitable Investment Management Group, LLC
EQ/CLEARBRIDGE LARGE CAP GROWTH(†)	Class IB	Seeks to achieve long-term capital growth.	• ClearBridge Investments, LLC • Equitable Investment Management Group, LLC
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY(†)	Class IB	Seeks to achieve capital appreciation, which may occasionally be short-term, with an emphasis on risk adjusted returns and managing volatility in the Portfolio.	• BlackRock Investment Management, LLC • ClearBridge Investments, LLC • Equitable Investment Management Group, LLC	✓

EQ Advisors Trust Portfolio Name	Share Class	Objective	Investment Adviser (and Sub-Adviser(s), as Applicable)	Volatility Management
EQ/COMMON STOCK INDEX	Class IA	Seeks to achieve a total return before expenses that approximates the total return performance of the Russell 3000® Index, including reinvestment of dividends, at a risk level consistent with that of the Russell 3000® Index.	• AllianceBernstein L.P. • Equitable Investment Management Group, LLC
EQ/CONSERVATIVE GROWTH STRATEGY(††)	Class IB	Seeks current income and growth of capital, with a greater emphasis on current income.	• Equitable Investment Management Group, LLC	✓
EQ/CONSERVATIVE STRATEGY(††)	Class IB	Seeks a high level of current income.	• Equitable Investment Management Group, LLC	✓
EQ/CORE BOND INDEX	Class IB	Seeks to achieve a total return before expenses that approximates the total return performance of the Bloomberg Barclays U.S. Intermediate Government/Credit Bond Index, including reinvestment of dividends, at a risk level consistent with that of the Bloomberg Barclays U.S. Intermediate Government/Credit Bond Index.	• Equitable Investment Management Group, LLC • SSgA Funds Management, Inc.
EQ/EMERGING MARKETS EQUITY PLUS	Class IB	Seeks to achieve long-term growth of capital.	• AllianceBernstein L.P. • EARNEST Partners, LLC • Equitable Investment Management Group, LLC
EQ/EQUITY 500 INDEX	Class IA	Seeks to achieve a total return before expenses that approximates the total return performance of the Standard & Poor’s 500® Composite Stock Price Index, including reinvestment of dividends, at a risk level consistent with that of the Standard & Poor’s 500® Composite Stock Price Index.	• AllianceBernstein L.P. • Equitable Investment Management Group, LLC
EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP	Class IB	Seeks to achieve long-term capital appreciation.	• Equitable Investment Management Group, LLC • FIAM LLC
EQ/FIRST TRUST MODERATE GROWTH ALLOCATION(††)	Class IB	Seeks long-term total return while managing portfolio volatility.	• Equitable Investment Management Group, LLC • First Trust Advisors L.P.	Δ
EQ/FRANKLIN RISING DIVIDENDS	Class IB	Seeks to achieve long-term capital appreciation. Preservation of capital, while not a goal, is also an important consideration.	• Equitable Investment Management Group, LLC • Franklin Advisers, Inc.
EQ/FRANKLIN STRATEGIC INCOME	Class IB	Seeks a high level of current income. A secondary goal is long-term capital appreciation.	• Equitable Investment Management Group, LLC • Franklin Advisers, Inc.

EQ Advisors Trust Portfolio Name	Share Class	Objective	Investment Adviser (and Sub-Adviser(s), as Applicable)	Volatility Management
EQ/GOLDMAN SACHS GROWTH ALLOCATION(††)	Class IB	Seeks to achieve long-term capital appreciation under normal market conditions, while focusing on the preservation of capital in distressed market environments.	• Equitable Investment Management Group, LLC • Goldman Sachs Asset Management, L.P.	Δ
EQ/GOLDMAN SACHS MID CAP VALUE	Class IB	Seeks to achieve long term capital appreciation.	• Equitable Investment Management Group, LLC • Goldman Sachs Asset Management, L.P.
EQ/GOLDMAN SACHS MODERATE GROWTH ALLOCATION(††)	Class IB	Seeks to achieve long term capital appreciation under normal market conditions, while focusing on the preservation of capital in distressed market environments.	• Equitable Investment Management Group, LLC • Goldman Sachs Asset Management, L.P.	Δ
EQ/GROWTH STRATEGY(††)	Class IB	Seeks long-term capital appreciation and current income, with a greater emphasis on capital appreciation.	• Equitable Investment Management Group, LLC	✓
EQ/INTERMEDIATE GOVERNMENT BOND	Class IB	Seeks to achieve a total return before expenses that approximates the total return performance of the Bloomberg Barclays U.S. Intermediate Government Bond Index, including reinvestment of dividends, at a risk level consistent with that of the Bloomberg Barclays U.S. Intermediate Government Bond Index.	• Equitable Investment Management Group, LLC • SSgA Funds Management, Inc.
EQ/INTERNATIONAL CORE MANAGED VOLATILITY	Class IA	Seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.

•   BlackRock Investment Management, LLC

•   EARNEST Partners, LLC

•   Equitable Investment Management Group, LLC

•   Federated Global Investment Management Corp.

•   Massachusetts Financial Services Company d/b/a MFS Investment Management

✓
EQ/INTERNATIONAL EQUITY INDEX	Class IA	Seeks to achieve a total return (before expenses) that approximates the total return performance of a composite index comprised of 40% DJ Euro STOXX 50 Index, 25% FTSE 100 Index, 25% TOPIX Index, and 10% S&P/ASX 200 Index, including reinvestment of dividends, at a risk level consistent with that of the composite index.	• AllianceBernstein L.P. • Equitable Investment Management Group, LLC

EQ Advisors Trust Portfolio Name	Share Class	Objective	Investment Adviser (and Sub-Adviser(s), as Applicable)	Volatility Management
EQ/INVESCO COMSTOCK	Class IA	Seeks to achieve capital growth and income.	• Equitable Investment Management Group, LLC • Invesco Advisers, Inc.
EQ/INVESCO GLOBAL**(9)	Class IA	Seeks to achieve capital appreciation.	• Equitable Investment Management Group, LLC • Invesco Advisers, Inc.
EQ/INVESCO GLOBAL REAL ESTATE	Class IB	Seeks to achieve total return through growth of capital and current income.	• Equitable Investment Management Group, LLC • Invesco Advisers, Inc. • Invesco Asset Management Ltd.
EQ/INVESCO INTERNATIONAL GROWTH	Class IB	Seeks to achieve long-term growth of income.	• Equitable Investment Management Group, LLC • Invesco Advisers, Inc.
EQ/INVESCO MODERATE ALLOCATION(††)	Class IB	Seeks long-term capital appreciation while managing portfolio volatility.	• Equitable Investment Management Group, LLC • Invesco Advisers, Inc.	Δ
EQ/INVESCO MODERATE GROWTH ALLOCATION(††)	Class IB	Seeks long-term capital appreciation while managing portfolio volatility.	• Equitable Investment Management Group, LLC • Invesco Advisers, Inc.
EQ/JANUS ENTERPRISE*(6)	Class IA	Seeks to achieve capital growth.	• Equitable Investment Management Group, LLC • Janus Capital Management LLC
EQ/JPMORGAN GROWTH ALLOCATION(††)	Class IB	Seeks to achieve long-term capital appreciation with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.	• Equitable Investment Management Group, LLC • J.P. Morgan Investment Management, Inc.	Δ
EQ/JPMORGAN VALUE OPPORTUNITIES(†)	Class IB	Seeks to achieve long-term capital appreciation.	• Equitable Investment Management Group, LLC • J.P. Morgan Investment Management, Inc.
EQ/LARGE CAP GROWTH INDEX	Class IA	Seeks to achieve a total return before expenses that approximates the total return performance of the Russell 1000® Growth Index, including reinvestment of dividends at a risk level consistent with that of the Russell 1000® Growth Index.	• AllianceBernstein L.P. • Equitable Investment Management Group, LLC
EQ/LARGE CAP VALUE INDEX	Class IA	Seeks to achieve a total return before expenses that approximates the total return performance of the Russell 1000® Value Index, including reinvestment of dividends, at a risk level consistent with that of the Russell 1000® Value Index.	• AllianceBernstein L.P. • Equitable Investment Management Group, LLC

EQ Advisors Trust Portfolio Name	Share Class	Objective	Investment Adviser (and Sub-Adviser(s), as Applicable)	Volatility Management
EQ/LARGE CAP VALUE MANAGED VOLATILITY	Class IA	Seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.	• AllianceBernstein L.P. • BlackRock Investment Management, LLC • Equitable Investment Management Group, LLC • Massachusetts Financial Services Company d/b/a MFS Investment Management	✓
EQ/LAZARD EMERGING MARKETS EQUITY	Class IB	Seeks to achieve long-term capital appreciation.	• Equitable Investment Management Group, LLC • Lazard Asset Management LLC
EQ/LEGG MASON GROWTH ALLOCATION(††)	Class IB	Seeks long-term capital appreciation while managing portfolio volatility.	• Equitable Investment Management Group, LLC • QS Investors, LLC (a wholly-owned subsidiary of Legg Mason Inc.)	Δ
EQ/LEGG MASON MODERATE ALLOCATION(††)	Class IB	Seeks long-term capital appreciation while managing portfolio volatility.	• Equitable Investment Management Group, LLC • QS Investors, LLC (a wholly-owned subsidiary of Legg Mason Inc.)	Δ
EQ/LOOMIS SAYLES GROWTH	Class IA	Seeks to achieve capital appreciation.	• Equitable Investment Management Group, LLC • Loomis, Sayles & Company, L.P.
EQ/MFS INTERNATIONAL GROWTH	Class IA	Seeks to achieve capital appreciation.	• Equitable Investment Management Group, LLC • Massachusetts Financial Services Company d/b/a MFS Investment Management
EQ/MFS INTERNATIONAL INTRINSIC VALUE(†)**(10)	Class IB	Seeks to achieve capital appreciation.	• Equitable Investment Management Group, LLC • Massachusetts Financial Services Company d/b/a MFS Investment Management
EQ/MFS MID CAP FOCUSED GROWTH	Class IB	Seeks to provide growth of capital.	• Equitable Investment Management Group, LLC • Massachusetts Financial Services Company d/b/a MFS Investment Management
EQ/MFS TECHNOLOGY(†)*(7)	Class IB	Seeks to achieve capital appreciation.	• Equitable Investment Management Group, LLC • Massachusetts Financial Services Company d/b/a MFS Investment Management
EQ/MFS UTILITIES	Class IB	Seeks to achieve total return.	• Equitable Investment Management Group, LLC • Massachusetts Financial Services Company d/b/a MFS Investment Management

EQ Advisors Trust Portfolio Name	Share Class	Objective	Investment Adviser (and Sub-Adviser(s), as Applicable)	Volatility Management
EQ/MID CAP INDEX	Class IA	Seeks to achieve a total return before expenses that approximates the total return performance of the Standard & Poor’s Mid Cap 400® Index, including reinvestment of dividends, at a risk level consistent with that of the Standard & Poor’s Mid Cap 400® Index.	• AllianceBernstein L.P. • Equitable Investment Management Group, LLC
EQ/MID CAP VALUE MANAGED VOLATILITY	Class IA	Seeks to achieve long-term capital appreciation with an emphasis on risk adjusted returns and managing volatility in the Portfolio.	• BlackRock Investment Management, LLC • Diamond Hill Capital Management, Inc. • Equitable Investment Management Group, LLC • Wellington Management Company, LLP	✓
EQ/MODERATE GROWTH STRATEGY(††)	Class IB	Seeks long-term capital appreciation and current income, with a greater emphasis on current income.	• Equitable Investment Management Group, LLC	✓
EQ/MONEY MARKET(†††)	Class IA	Seeks to obtain a high level of current income, preserve its assets and maintain liquidity.	• BNY Mellon Investment Adviser, Inc. • Equitable Investment Management Group, LLC
EQ/PIMCO GLOBAL REAL RETURN	Class IB	Seeks to achieve maximum real return, consistent with preservation of capital and prudent investment management.	• Equitable Investment Management Group, LLC • Pacific Investment Management Company LLC
EQ/PIMCO REAL RETURN	Class IB	Seeks to achieve maximum real return, consistent with preservation of capital and prudent investment management.	• Equitable Investment Management Group, LLC • Pacific Investment Management Company LLC
EQ/PIMCO TOTAL RETURN	Class IB	Seeks to achieve maximum total return, consistent with preservation of capital and prudent investment management.	• Equitable Investment Management Group, LLC • Pacific Investment Management Company LLC
EQ/PIMCO ULTRA SHORT BOND	Class IA	Seeks to generate a return in excess of traditional money market products while maintaining an emphasis on preservation of capital and liquidity.	• Equitable Investment Management Group, LLC • Pacific Investment Management Company LLC
EQ/SMALL COMPANY INDEX	Class IA	Seeks to replicate as closely as possible (before expenses) the total return of the Russell 2000® Index.	• AllianceBernstein L.P. • Equitable Investment Management Group, LLC

EQ Advisors Trust Portfolio Name	Share Class	Objective	Investment Adviser (and Sub-Adviser(s), as Applicable)	Volatility Management
EQ/T. ROWE PRICE GROWTH STOCK	Class IA	Seeks to achieve long-term capital appreciation and secondarily, income.	• Equitable Investment Management Group, LLC • T. Rowe Price Associates, Inc.
EQ/T. ROWE PRICE HEALTH SCIENCES	Class IB	Seeks to achieve long-term capital appreciation.	• Equitable Investment Management Group, LLC • T. Rowe Price Associates, Inc.
EQ/WELLINGTON ENERGY	Class IB	Seeks to provide capital growth and appreciation.	• Equitable Investment Management Group, LLC • Wellington Management Company
MULTIMANAGER AGGRESSIVE EQUITY	Class IB	Seeks to achieve long-term growth of capital.

•   1832 Asset Management U.S. Inc.

•   AllianceBernstein L.P.

•   ClearBridge Investments, LLC

•   Equitable Investment Management Group, LLC

•   T. Rowe Price Associates, Inc.

•   Westfield Capital Management Company, L.P.

MULTIMANAGER TECHNOLOGY	Class IB	Seeks to achieve long-term growth of capital.	• AllianceBernstein L.P. • Allianz Global Investors U.S. LLC • Equitable Investment Management Group, LLC • Wellington Management Company, LLP

AIM Variable Insurance Funds (Invesco Variable Insurance Funds) – Series II Portfolio Name	Objective	Investment Adviser (and Sub-Adviser(s), as applicable)
INVESCO V.I. DIVERSIFIED DIVIDEND FUND	The fund’s investment objective is to provide reasonable current income and long-term growth of income and capital.	• Invesco Advisers, Inc.
INVESCO V.I. EQUITY AND INCOME FUND	The fund’s investment objectives are both capital appreciation and current income.	• Invesco Advisers, Inc.
INVESCO V.I. HIGH YIELD FUND	The fund’s investment objective is total return, comprised of current income and capital appreciation.	• Invesco Advisers, Inc. • Sub-Adviser: Invesco Canada Ltd.
INVESCO V.I. MID CAP CORE EQUITY FUND	The fund’s investment objective is long-term growth of capital.	• Invesco Advisers, Inc.
INVESCO V.I. SMALL CAP EQUITY FUND	The fund’s investment objective is long-term growth of capital.	• Invesco Advisers, Inc.

AB Variable Product Series Fund, Inc. – Class B Portfolio Name	Objective	Investment Adviser (and Sub-Adviser(s), as applicable)
AB VPS INTERNATIONAL GROWTH PORTFOLIO(††††)	The Portfolio’s investment objective is long-term growth of capital.	• AllianceBernstein L.P.

American Funds Insurance Series® – Class 4 Shares Portfolio Name	Objective	Investment Adviser (and Sub-Adviser(s), as applicable)
BOND FUND	The fund’s investment objective is to provide as high a level of current income as is consistent with the preservation of capital.	• Capital Research and Management Company
GLOBAL SMALL CAPITALIZATION FUND	The fund’s investment objective is to provide long-term growth of capital.	• Capital Research and Management Company
NEW WORLD FUND®	The fund’s investment objective is long-term capital appreciation.	• Capital Research and Management Company

BlackRock Variable Series Funds, Inc. – Class III Portfolio Name	Objective	Investment Adviser (and Sub-Adviser(s), as applicable)
BLACKROCK GLOBAL ALLOCATION V.I. FUND	To seek high total investment return.	• Adviser: BlackRock Advisors, LLC
BLACKROCK LARGE CAP FOCUS GROWTH V.I. FUND	Seeks long-term capital growth.	• Adviser: BlackRock Advisors, LLC

Eaton Vance Variable Trust Portfolio Name	Objective	Investment Adviser (and Sub-Adviser(s), as applicable)
EATON VANCE VT FLOATING-RATE INCOME FUND	To provide a high level of current income.	• Eaton Vance Management

Fidelity® Variable Insurance Products (VIP) – Service Class 2 Portfolio Name	Objective	Investment Adviser (and Sub-Adviser(s), as applicable)
FIDELITY® VIP MID CAP PORTFOLIO	The fund seeks long-term growth of capital.	• Fidelity Management & Research Company (FMR)
FIDELITY® VIP STRATEGIC INCOME PORTFOLIO	The fund seeks a high level of current income. The fund may also seek capital appreciation.	• Fidelity Management & Research Company (FMR)

First Trust Variable Insurance Trust Portfolio Name	Objective	Investment Adviser (and Sub-Adviser(s), as applicable)
FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO	Seeks to provide total return by allocating among dividend-paying stocks and investment grade bonds.	• First Trust Advisors, L.P.
FIRST TRUST MULTI INCOME ALLOCATION PORTFOLIO	Maximize current income, with a secondary objective of capital appreciation.	• First Trust Advisors, L.P.

Franklin Templeton Variable Insurance Products Trust – Class 2 Portfolio Name	Objective	Investment Adviser (and Sub-Adviser(s), as applicable)
FRANKLIN ALLOCATION VIP FUND	Seeks capital appreciation, with income as a secondary goal.	• Franklin Advisers, Inc.
FRANKLIN INCOME VIP FUND	Seeks to maximize income while maintain prospects for capital appreciation.	• Franklin Advisers, Inc.

Franklin Templeton Variable Insurance Products Trust – Class 2 Portfolio Name	Objective	Investment Adviser (and Sub-Adviser(s), as applicable)
TEMPLETON DEVELOPING MARKETS VIP FUND	Seeks long-term capital appreciation.	• Templeton Asset Management Ltd.
TEMPLETON GLOBAL BOND VIP FUND	Seeks high current income, consistent with preservation of capital. Capital appreciation is a secondary consideration.	• Franklin Advisers, Inc.

Hartfort HLS Funds – Class IC Shares Portfolio Name	Objective	Investment Adviser (and Sub-Adviser(s), as applicable)
HARTFORD CAPITAL APPRECIATION HLS FUND(††††)	The Fund seeks growth of capital.	• Hartford Funds Management Company, LLC • Sub-Adviser: Wellington Management Company LLP
HARTFORD GROWTH OPPORTUNITIES HLS FUND	The Fund seeks capital appreciation.	• Hartford Funds Management Company, LLC • Sub-Adviser: Wellington Management Company LLP

Ivy Variable Insurance Portfolios Portfolio Name	Objective	Investment Adviser (and Sub-Adviser(s), as applicable)
IVY VIP ASSET STRATEGY(††††)	To seek to provide total return.	• Ivy Investment Management Company (IICO)
IVY VIP GLOBAL EQUITY INCOME(††††)	To seek to provide total return through a combination of current income and capital appreciation.	• Ivy Investment Management Company (IICO)
IVY VIP HIGH INCOME	To seek to provide total return through a combination of high current income and capital appreciation.	• Ivy Investment Management Company (IICO)
IVY VIP NATURAL RESOURCES(††††)	To seek to provide capital growth and appreciation.	• Ivy Investment Management Company (IICO)
IVY VIP SMALL CAP GROWTH(††††)	To seek to provide growth of capital.	• Ivy Investment Management Company (IICO)

Legg Mason Partners Variable Equity Trust – Share Class II Portfolio Name	Objective	Investment Adviser (and Sub-Adviser(s), as applicable)
CLEARBRIDGE VARIABLE AGGRESSIVE GROWTH PORTFOLIO	Seeks capital appreciation.	• Legg Mason Partners Fund Advisor, LLC (Investment Manager) • Sub-Adviser: ClearBridge Investments, LLC
CLEARBRIDGE VARIABLE APPRECIATION PORTFOLIO	Seeks long-term capital appreciation.	• Legg Mason Partners Fund Advisor, LLC (Investment Manager) • Sub-Adviser: ClearBridge Investments, LLC

Legg Mason Partners Variable Equity Trust – Share Class II Portfolio Name	Objective	Investment Adviser (and Sub-Adviser(s), as applicable)
CLEARBRIDGE VARIABLE DIVIDEND STRATEGY PORTFOLIO	Seeks dividend income, growth of dividend income and long-term capital appreciation.	• Legg Mason Partners Fund Advisor, LLC (Investment Manager) • Sub-Adviser: ClearBridge Investments, LLC
CLEARBRIDGE VARIABLE MID CAP PORTFOLIO	Seeks long-term growth of capital.	• Legg Mason Partners Fund Advisor, LLC (Investment Manager) • Sub-Adviser: ClearBridge Investments, LLC
QS LEGG MASON DYNAMIC MULTI-STRATEGY VIT PORTFOLIO	The fund seeks the highest total return (that is, a combination of income and long-term capital appreciation) over time consistent with its asset mix. The fund will seek to reduce volatility as a secondary objective.	• Legg Mason Partners Fund Advisor, LLC (Investment Manager) • Sub-Adviser: QS Investors, LLC and Western Asset Management Company
Lord Abbett Series Fund, Inc. – Class VC Portfolio Name	Objective	Investment Adviser (and Sub-Adviser(s), as applicable)
LORD ABBETT BOND DEBENTURE PORTFOLIO (VC)	The Fund’s investment objective is to seek high current income and the opportunity for capital appreciation to produce a high total return.	• Lord, Abbett & Co. LLC

MFS® Variable Insurance Trusts – Service Class Portfolio Name	Objective	Investment Adviser (and Sub-Adviser(s), as applicable)
MFS® INVESTORS TRUST SERIES	The fund’s investment objective is to seek capital appreciation.	• Massachusetts Financial Services Company d/b/a MFS Investment Management
MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO	The fund’s investment objective is to seek capital appreciation.	• Massachusetts Financial Services Company d/b/a MFS Investment Management

Neuberger Berman Advisers Management Trust – S Class Shares Portfolio Name	Objective	Investment Adviser (and Sub-Adviser(s), as applicable)
NEUBERGER BERMAN INTERNATIONAL EQUITY PORTFOLIO	The fund seeks long-term growth of capital by investing primarily in common stocks of foreign companies.	• Neuberger Berman Investment Advisers LLC
NEUBERGER BERMAN U.S. EQUITY INDEX PUTWRITE STRATEGY PORTFOLIO	The fund seeks long-term growth of capital and income generation.	• Neuberger Berman Investment Advisers LLC

Northern Lights Variable Trust Portfolio Name	Objective	Investment Adviser (and Sub-Adviser(s), as applicable)
7TWELVETM BALANCED PORTFOLIO(††††)(†††††)	The Portfolio seeks to provide superior volatility risk-adjusted returns when compared to the bond and equity markets in general.	• 7Twelve Advisors, LLC
PIMCO Variable Insurance Trust – Advisor Class Portfolio Name	Objective	Investment Adviser (and Sub-Adviser(s), as applicable)
PIMCO COMMODITYREALRETURN® STRATEGY PORTFOLIO	Seeks maximum real return consistent with prudent investment management.	• Pacific Investment Management Company LLC
PIMCO INCOME PORTFOLIO(†)	Seeks to maximize current income, with long-term capital appreciation as a secondary objective.	• Pacific Investment Management Company LLC

ProFunds VP Portfolio Name	Objective	Investment Adviser (and Sub-Adviser(s), as applicable)
PROFUND VP BIOTECHNOLOGY	Seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S. BiotechnologySM Index.	• ProFund Advisors LLC
Putnam Variable Trust – IB Share Class Portfolio Portfolio Name	Objective	Investment Adviser (and Sub-Adviser(s), as applicable)
PUTNAM VT DIVERSIFIED INCOME FUND	Seeks as high a level of current income as Putnam Investment Management, LLC believes is consistent with preservation of capital.	• Putnam Investment Management, LLC • Sub-Adviser: Putnam Investments Limited
VanEck VIP Trust – S Class Portfolio Name	Objective	Investment Adviser (and Sub-Adviser(s), as applicable)
VANECK VIP GLOBAL HARD ASSETS FUND(††††)	Seeks long-term capital appreciation by investing primarily in hard asset securities. Income is a secondary consideration.	• Van Eck Associates Corporation

(†)	This investment option is only available if you purchased your contract on or after approximately October 22, 2018.
(††)

This variable investment option is also available as a Protected Benefit account variable investment option should you decide to fund your Guaranteed benefits. For more information, please see “What are your investment options under the contract?” earlier in this section.

(†††)

The Portfolio operates as a “government money market fund.” The Portfolio will invest at least 99.5% of its total assets in U.S. government securities, cash, and/or repurchase agreements that are fully collateralized by U.S. government securities or cash.

(††††)	This investment option is only available if you purchased your contract before approximately October 22, 2018.
(†††††)	7TwelveTM is registered belonging to Craig L. Israelsen.
(1)	Formerly known as AXA Premier VIP Trust.
(*)

This information reflects the merger of variable investment options. The chart below reflects the acquired variable investment which may continue to be used in certain documents for a period of time after the date of this prospectus, and the acquiring variable investment option. The number in the “FN” column corresponds with the number contained in the table above.

FN	Acquired Variable Investment Option	Acquiring Variable Investment Option

(2)	Charter Small Cap Value	1290 VT Small Cap Value

(3)	Charter Moderate	EQ/All Asset Growth Allocation

(4)	Charter Moderate Growth	EQ/All Asset Growth Allocation

(5)	Multimanager Mid Cap Value	EQ/American Century Mid Cap Value

(6)	Multimanager Mid Cap Growth	EQ/Janus Enterprise

(7)	EQ/MFS Technology II	EQ/MFS Technology

(**)

This information reflects the variable investment option’s name. The chart below reflects the variable investment option’s former name which may continue to be used in certain documents for a period of time after the date of this prospectus. The number in the “FN” column corresponds with the number contained in the table above.

FN	Variable Investment Option Name

(8)	All Asset Growth-Alt 20

(9)	EQ/Oppenheimer Global

(10)	EQ/MFS International Value

You should consider the investment objectives, risks, and charges and expenses of the Portfolios carefully before investing. The prospectuses for the Trusts contain this and other important information about the Portfolios. The prospectuses should be read carefully before investing. In order to obtain copies of Trust prospectuses that do not accompany this Prospectus, you may call one of our customer service representatives at 1-800-789-7771.

Guaranteed interest option

The guaranteed interest option is part of our general account and pays interest at guaranteed rates. We discuss our general account under “More information” later in this Prospectus. Any amounts allocated to the guaranteed interest option will not be included in your Protected Benefit account value.

We credit interest daily to amounts in the guaranteed interest option. There are three levels of interest in effect at the same time in the guaranteed interest option:

(1)	the minimum interest rate guaranteed over the life of the contract,

(2)	the yearly guaranteed interest rate for the calendar year, and

(3)	the current interest rate.

We set current interest rates periodically, based on our discretion and according to our procedures that we have in effect at the time. We reserve the right to change these procedures. All interest rates are effective annual rates, but before the deduction of annual administrative charges.

Your lifetime minimum rate is 1.00%. The data page for your contract shows the lifetime minimum rate. The minimum yearly rate will never be less than the lifetime minimum rate. The minimum yearly rate for 2020 is 1.00%. Current interest rates will never be less than the yearly guaranteed interest rate.

We assign an interest rate to each amount allocated to the guaranteed interest option. This rate is guaranteed for a specified period. Therefore, different interest rates may apply to different amounts in the guaranteed interest option.

Generally, contributions and transfers into and out of the guaranteed interest option are limited. See “Transferring your money among the investment options” later in this Prospectus for restrictions on transfers from the guaranteed interest option.

Account for special dollar cost averaging.  The account for special dollar cost averaging is part of our general account. We pay interest at guaranteed rates in this account for specified time periods. We will credit interest to the amounts that you have in the account for special dollar cost averaging every day. We set the interest rates periodically, based on our discretion and according to the procedures that we have. We reserve the right to change these procedures.

We guarantee to pay our current interest rate that is in effect on the date that your contribution is allocated to this account. Your guaranteed interest rate for the time period you select will be shown in your contract for an initial contribution. The rate will never be less than the lifetime minimum rate for the guaranteed interest option. See “Dollar cost averaging” later in this section for rules and restrictions that apply to the account for special dollar cost averaging.

Allocating your contributions

You may allocate your contributions to the Investment account variable investment options, the guaranteed interest option or the Special DCA program. If you wish to fund one or more of the Guaranteed benefits you elected, you may allocate contributions to the Protected Benefit account variable investment options or the Special DCA program. Also, we limit the number of variable investment options which you may select. In addition, we may at any time exercise our right to limit or terminate transfers into any of the variable investment options.

Only amounts you allocate to the Protected Benefit account variable investment options and amounts in the Special DCA program designated for future transfers to the Protected Benefit account variable investment options will fund your Guaranteed benefits. These amounts will be used to calculate your Guaranteed benefit bases and will become part of your Protected Benefit account value.

For example:

You purchase a Series E contract with an initial contribution of $100,000 and elected the GMIB and the Highest Anniversary Value death benefit. You allocate $60,000 to the Protected Benefit account variable investment options and $40,000 to the Investment account variable investment options. The $60,000 will be included in your Protected Benefit account value and will be used to calculate your GMIB and Highest Anniversary Value benefit bases. $40,000 will be included in your Investment account value.

Allocations must be whole percentages and you may change your allocations at any time. No more than 25% of any contribution to the contract may be allocated to the guaranteed interest option. The total of your allocations into all available investment options must equal 100%. We reserve the right to discontinue, and/or place additional limitations on, contributions and transfers to any of the variable investment options, including the Protected Benefit account variable investment options. We also reserve the right to discontinue acceptance of contributions into the contract. Please see “How you can purchase and contribute to your contract” and the table in Appendix VII for additional information regarding certain limitations on contributions that may apply to your contract.

It is important to note that the contract is between you and the Company. The contract is not an investment advisory account, and the Company is not providing any investment advice or managing the allocations under your contract. In the absence of a specific written arrangement to the contrary, you, as the owner of the contract, have the sole authority to make investment allocations and other decisions under the contract. If your financial professional is with Equitable Advisors, he or she is acting as a broker-dealer registered representative, and is not authorized to act as an investment advisor or to manage the allocations under your contract. If your financial professional is a registered representative with a broker-dealer other than Equitable Advisors, you should speak with him or her regarding any different arrangements that may apply.

We may offer an optional rebalancing program for amounts allocated to your Investment account variable investment options and the guaranteed interest option. For more information, see “Rebalancing among your Investment account variable investment options and guaranteed interest option” in “Transferring your money among investment options” later in this Prospectus.

We do not offer an optional rebalancing program for amounts allocated to your Protected Benefit account variable investment options. You can rebalance your Protected Benefit account value by submitting a one-time request to rebalance. See “Rebalancing among your Protected Benefit account variable investment options” in “Transferring your money among investment options” later in this Prospectus.

Allocation instruction changes.  You may change your instructions for allocations of future contributions.

Transfers.  Once you allocate amounts to the Protected Benefit account variable investment options, such amounts may be transferred among the Protected Benefit account variable investment options, but may not be transferred to the Investment account variable investment options or the guaranteed interest option. In addition, we may at any time exercise our right to limit or terminate transfers into any of the variable investment options. See “Transferring your account value” in “Transferring your money among investment options.”

Dollar cost averaging

We offer a variety of dollar cost averaging programs. You may only participate in one program at a time. Each program allows you to gradually allocate amounts to available investment options by periodically transferring approximately the same dollar amount to the investment options you select. Regular allocations to the variable investment options will cause you to purchase more units if the unit value is low and fewer units if the unit value is high. Therefore, you may get a lower average cost per unit over the long term.

All amounts in a dollar cost averaging program will be transferred at the completion of the time period you select. Currently, our Special DCA program time periods do not extend beyond 12 months. This plan of investing does not guarantee that you will earn a profit or be protected against losses.

Units measure your value in each variable investment option.

We offer the following dollar cost averaging programs in the Retirement Cornerstone® Series E contract:

•	Special dollar cost averaging;

•	General dollar cost averaging; and

•	Investment simplifier.

The only dollar cost averaging program that is available to fund your Guaranteed benefits is the special dollar cost averaging (the “Special DCA program”). The Special DCA program allows you to gradually fund your Protected Benefit account value through systematic transfers to the Protected Benefit account variable investment options. Amounts allocated to the Special DCA program that are designated for future transfers to the Protected Benefit account variable investment options are included in the benefit bases for your Guaranteed benefits. Also, you may make systematic transfers to the Investment account variable investment options and the guaranteed interest option. Only new contributions may be allocated to the Special DCA program. For information on how the Special DCA program may affect certain Guaranteed benefits, see “Guaranteed minimum income benefit” and “Guaranteed minimum death benefits” later in this section.

General dollar cost averaging and Investment simplifier, on the other hand, can only be used for systematic transfers to your Investment account variable investment options. Our Investment simplifier program is available for scheduled transfers from the guaranteed interest option to the Investment account variable investment options. Our General dollar cost averaging program is available for scheduled transfers from the EQ/Money Market variable investment option to the Investment account variable investment options. Below, we provide detail regarding each of the programs.

Generally, you may not elect both a dollar cost averaging program and a rebalancing option. The only exception is if you elect our Investment simplifier program with Option I under our rebalancing programs, which does not rebalance amounts in the guaranteed interest option. For more information on our rebalancing programs, see “Rebalancing among your Investment account variable investment options and guaranteed interest option” in “Transferring your money among investment options.”

We do not deduct a transfer charge for any transfer made in connection with our dollar cost averaging programs. We may, at any time, exercise our right to terminate transfers to any of the variable investment options and to limit the number of variable investment options which you may elect. Not all dollar cost averaging programs are available in all states. For a state-by-state description of all material variations of this contract, including information on the availability of our dollar cost averaging programs in your state, see Appendix V later in this Prospectus.

Our Special DCA program.  Under the special dollar cost averaging program, you may dollar cost average from the account for special dollar cost averaging, which is part of the general account. We credit daily interest, which will never be less than 1% or the guaranteed lifetime minimum rate for the guaranteed interest option, whichever is greater, to amounts allocated to this account. Currently, the guaranteed lifetime minimum rate is 1.00%. We guarantee to pay the current interest rate that is in effect on the date that your contribution is allocated to this account. That interest rate will apply to that contribution as long as it remains in the account for special dollar cost averaging. The guaranteed interest rate for the time period that you select will be shown in your contract for your initial contribution. We set the interest rates periodically, based on our discretion and according to procedures that we have. We reserve the right to change these procedures.

We will transfer amounts from the account for special dollar cost averaging into the investment options you designate over an available time period that you select. If the special dollar cost averaging program is selected at the time of the application to purchase the contract, a 60 day rate lock will apply from the date of application. Any contribution(s) received during this 60 day period will be credited with the interest rate offered on the date of application for the duration of the special dollar cost averaging time period. Any contribution(s) received after the 60 day rate lock period has ended will be credited with the then current interest rate for the duration of the time period selected. Once the time period you selected has ended, you may select another time period for future contributions. At that time, you may also select a different allocation for transfers to the investment options, or, if you wish, we will continue to use the allocation that you previously made.

Under the Special DCA program, the following applies:

•	Initial contributions to the Special DCA program must be at least $2,000; subsequent contributions to an existing Special DCA program must be at least $250;

•	Subsequent contributions to an existing program do not extend the time period of the program;

•	Contributions into the Special DCA program must be new contributions; you may not make transfers from amounts allocated to other investment options to initiate the Special DCA program;

•	We offer time periods of 3, 6 or 12 months. We may also offer other time periods. You may only have one time period in effect at any time and once you select a time period, you may not change it;

•

You can enroll in a Special DCA program on your contract application or at any time you make a new contribution. A program will become effective on the date we receive your first contribution directing us to allocate funds to the account for special dollar cost averaging. The date we receive your initial contribution will also be the date of the first transfer to the other variable investment options in accordance with your allocation instructions for the program. Each subsequent transfer date for the time period selected will be one month from the date of the previous transfer. If a transfer date falls on a non-business day, the transfer will be made on the next business day. We will transfer all amounts by the end of the chosen time period for your program;

For example, assume you enroll in a 3-month Special DCA program. On the date we receive your initial contribution (say, $60,000) to the program, your program becomes effective and the first transfer of $20,000 is made immediately in accordance with your program’s allocation instructions. The second transfer of $20,000 will be made one month after your first contribution and the third and final transfer of $20,000 will be made two months after your first contribution;

•

The only transfers that will be made from your program are your regularly scheduled transfers to the variable investment options. If you request to transfer any other amounts from your program, we will transfer all of the value that you have remaining in the account to the investment options according to the allocation percentages for the Special DCA program that we have on file for you, and your program will terminate;

•

Contributions to the Special DCA program may be designated for the Protected Benefit account variable investment options, the Investment account variable investment options and/or the guaranteed interest option, subject to the following:

—

If you want to take advantage of the Special DCA program, 100% of your contribution must be allocated to the account for special dollar cost averaging. In other words, your contribution cannot be split between the Special DCA program and any other investment options available under the contract.

—

Up to 25% of your Special DCA program may be designated for the guaranteed interest option, even if such a transfer would result in more than 25% of your Total account value being allocated to the guaranteed interest option. See “Transferring your account value” in “Transferring your money among investment options” later in this Prospectus.

•

Your instructions for the program must match your allocation instructions on file on the day the program is established. If you change your allocation instructions on file while the Special DCA program is in effect, the ratio of amounts allocated to the Protected Benefit account to amounts allocated to the Investment account will not change. However, amounts will be allocated within each account according to your new instructions;

•

Your Guaranteed benefit base(s) will be increased to reflect any contribution to the Special DCA program that you have instructed us to transfer to the Protected Benefit account variable investment options. The Annual Roll-up rate (or Deferral Roll-up rate, if applicable) in effect on your contract will apply immediately to any contribution that is designated to be transferred to the Protected Benefit account variable investment options;

•

If we exercise our right to discontinue the acceptance of, and/or place additional limitations on, contributions and transfers into the Protected Benefit account variable investment options, and your Special DCA program has transfers scheduled to the Protected Benefit account variable investment options, the program will continue for its duration. However, subsequent contributions to any Protected Benefit account variable investment options under the Special DCA program will not be permitted;

•	Except for withdrawals made under our Automatic RMD withdrawal service or our other automated withdrawal programs (systematic withdrawals and substantially equal withdrawals), or for the assessment of contract charges, any unscheduled partial withdrawal from your Special DCA program will terminate your Special DCA program. Any amounts remaining in the account after the program terminates will be transferred to the destination investment options according to your Special DCA program allocation instructions. Any withdrawal which results in a reduction in the Special DCA program amount previously included in your Guaranteed benefit bases will reduce the Guaranteed benefit bases as described later in this Prospectus. See “How withdrawals affect your Guaranteed benefits” later in this section;

•

Generally, you may not elect both a dollar cost averaging program and a rebalancing option. The only exception is if you elect our Investment simplifier program with Option I under our rebalancing programs, which does not rebalance amounts in the guaranteed interest option. See “Rebalancing among your Investment account variable investment options and guaranteed interest option” in “Transferring your money among investment options” later in this Prospectus to learn more about rebalancing;

•

All of the dollar cost averaging programs available under your Retirement Cornerstone® Series E contracts can be selected if you enrolled in our Systematic transfer program. However, no amounts will be transferred out of the Special DCA program as part of the Systematic transfer program;

•	The Special DCA program may not be in effect at the same time as a general dollar cost averaging program;

•	The only dollar cost averaging program available to fund your Guaranteed benefits is the Special DCA program;

•

You may cancel your participation at any time. If you terminate your Special DCA program, we will allocate any remaining amounts in your Special DCA program pursuant to your program allocations on file;

•

If you are dollar cost averaging into the Protected Benefit account variable investment options when you decide to drop all Guaranteed benefits (“post-funding drop”), we will default future transfers designated for the Protected Benefit account variable investment options to the corresponding Investment account variable investment options that invest in the same underlying Portfolios. Also, you can cancel your Special DCA program and accelerate all transfers to the corresponding Investment account variable investment options. See “Dropping or changing your Guaranteed benefits” later in this section and Appendix I for more information; and

•

We may offer these programs in the future with transfers on a different basis. Your financial professional can provide information in the time periods and interest rates currently available in your state, or you may contact our processing office.

General dollar cost averaging program

If your value in the EQ/Money Market variable investment option is at least $5,000, you may choose, at any time, to have a specified dollar amount or percentage of your value transferred from that option to any of the Investment account variable investment options. For a state-by-state description of all material variations of this contract, including information on the availability of our general dollar cost averaging program, see Appendix V later in this Prospectus.

You can select to have transfers made on a monthly, quarterly or annual basis. The transfer date will be the same calendar day of the month as the contract date, but not later than the 28th day of the month. You can also specify the number of transfers or instruct us to continue making the transfers until all amounts in the EQ/Money Market variable investment option have been transferred out. The minimum amount that we will transfer each time is $250. The instructions for the program may differ from your allocation instructions on file.

If, on any transfer date, your value in the EQ/Money Market variable investment option is equal to or less than the amount you have elected to have transferred, the entire amount will be transferred. The general dollar cost averaging program will then end. You may change the transfer amount once each contract year or cancel this program at any time.

You may not participate in our optional rebalancing programs if you elect the general dollar cost averaging program.

Investment simplifier

Fixed-dollar option.  Under this option, you may elect to have a fixed-dollar amount transferred out of the guaranteed interest option and into the Investment account variable investment options of your choice. Transfers may be made on a monthly, quarterly or annual basis. You can specify the number of transfers or instruct us to continue to make transfers until all available amounts in the guaranteed interest option have been transferred out.

In order to elect the fixed-dollar option, you must have a minimum of $5,000 in the guaranteed interest option on the date we receive your election form at our processing office. The transfer date will be the same calendar day of the month as the contract date but not later than the 28th day of the month. The minimum transfer amount is $50. Also, this option is subject to the guaranteed interest option transfer limitations described under “Transferring your account value” in “Transferring your money among investment options” later in this Prospectus. While the program is running, any transfer that exceeds those limitations will cause the program to end for that contract year. You will be notified if this occurs. You must send in a request form to resume the program in the next or subsequent contract years.

If, on any transfer date, your value in the guaranteed interest option is equal to or less than the amount you have elected to have transferred, the entire amount will be transferred,

provided the transfer complies with the same guaranteed interest option transfer limitations referenced above. If the transfer does not comply with the transfer limitations, the transfer will not be made and the program will end. You may change the transfer amount once each contract year or cancel this program at any time.

Interest sweep option.  Under this option, you may elect to have monthly transfers from amounts in the guaranteed interest option into the Investment account variable investment options of your choice. The transfer date will be the last business day of the month. The amount we will transfer will be the interest credited to amounts you have in the guaranteed interest option from the last business day of the prior month to the last business day of the current month. You must have at least $7,500 in the guaranteed interest option on the date we receive your election. If the amount in the guaranteed interest option falls below $7,500 at the beginning of the month, no transfer will be made that month. We will automatically cancel the interest sweep program if the amount in the guaranteed interest option is less than $7,500 on the last day of the month for two months in a row. For the interest sweep option, the first monthly transfer will occur on the last business day of the month following the month that we receive your election form at our processing office. Transfers under the Interest sweep option are subject to the guaranteed interest option transfer limitations described under “Transferring your account value” in “Transferring your money among investment options” later in this Prospectus.

Annuity purchase factors

Annuity purchase factors are the factors applied to determine your periodic payments under the GMIB and annuity payout options. The GMIB is discussed under ‘‘Guaranteed minimum income benefit (‘‘GMIB’’)’’ below and annuity payout options are discussed under ‘‘Your annuity payout options’’ in ‘‘Accessing your money’’ later in this Prospectus. Annuity purchase factors are based on interest rates, mortality tables, frequency of payments, the form of annuity benefit, and the owner’s (and any joint owner’s) age and sex in certain instances. We may provide more favorable current annuity purchase factors for the annuity payout options.

Guaranteed minimum income benefit

This section describes the Guaranteed minimum income benefit, or “GMIB”. The GMIB guarantees, subject to certain restrictions, annual lifetime payments (“Lifetime GMIB payments”) that are calculated by applying your GMIB benefit base to guaranteed annuity purchase factors. You choose whether you want the option to be paid on a single or joint life basis at the time the GMIB is exercised.

Lifetime GMIB payments will begin at the earliest of:

(i)	the next contract year following the date your Protected Benefit account value falls to zero (provided the no lapse guarantee is in effect);

(ii)	the contract date anniversary following your 95th birthday; or
(iii)	your election to exercise the GMIB.

We reserve the right to change the annuity option or make other forms of payout options available at any time. For a description of payout options, see “Your annuity payout options” in “Accessing your money” later in this Prospectus.

When you exercise the GMIB, the annual lifetime income that you will receive will be the greater of (i) your GMIB which is calculated by applying your GMIB benefit base to GMIB guaranteed annuity purchase factors, or (ii) the income provided by applying your Protected Benefit account value to our then current annuity purchase factors or base contract guaranteed annuity purchase factors. The GMIB benefit base is applied only to the guaranteed annuity purchase factors under the GMIB in your contract and not to any other guaranteed or current annuity purchase rates. Your Total account value is never applied to the guaranteed annuity purchase factors under GMIB. The amount of income you actually receive will be determined when we receive your request to exercise the benefit.

If there is no Investment account value remaining when you elect to receive annual lifetime income, your contract (including its death benefit and any account or cash values) will terminate and you will receive a new contract for the annuity payout option. For a discussion of when your payments will begin and end, see “Exercise of Guaranteed minimum income benefit” below.

Before you elect the GMIB, you should consider the fact that it provides a form of insurance and is based on conservative actuarial factors. Therefore, even if your Protected Benefit account value is less than your benefit base, you may generate more income by applying your Protected Benefit account value to current annuity purchase factors. We will make this comparison for you upon request.

Surrendering your contract will terminate your GMIB. Please see “Surrendering your contract to receive its cash value” in “Accessing your money” later in this Prospectus.

The GMIB also allows you to take certain withdrawals (your “Annual withdrawal amount”) prior to the beginning of your Lifetime GMIB payments without reducing your GMIB benefit base. Your Annual withdrawal amount for the next contract year is calculated each contract date anniversary by applying a percentage (“the Annual Roll-up rate”) to your GMIB benefit base. Lifetime GMIB payments and your Annual withdrawal amount are described later in this section. With respect to your GMIB, it is important to note the following:

•

Once a withdrawal is taken from your Protected Benefit account, you cannot make additional contributions to your Protected Benefit account, either directly or through the Special DCA program. You can, however, continue to make transfers from your Investment account to the Protected Benefit account variable investment options until such time you make a subsequent contribution to your Investment account at which point transfers into the Protected Benefit account will no longer be available. Scheduled transfers from an existing Special DCA program will continue, even after such subsequent contribution is made to the Investment account.

•

Withdrawals in excess of your Annual withdrawal amount (an “Excess withdrawal”) can greatly reduce the value of your GMIB. An Excess withdrawal that reduces your Protected Benefit account value to zero will cause your GMIB to terminate.

In order to fund your Guaranteed minimum income benefit, you must make contributions or transfers to the Protected Benefit account.

The GMIB can be elected by owners age 45 – 80 and with all contract types. If the contract is jointly owned, eligibility for the GMIB will be based on the older owner’s age. The GMIB cannot be added to your contract at a later date, if you do not elect this benefit at issue.

You can drop your GMIB at any time prior to funding your Protected Benefit account. If you fund your Protected Benefit account at issue, you can drop your GMIB if your contract has been in force for at least four contract years. If you fund your Protected Benefit account after issue, you cannot drop the GMIB until the later of (i) the contract date anniversary following the date the Protected Benefit account is funded and (ii) four years from contract issue. It is important to note that if you decide to drop your GMIB, either before or after funding your Protected Benefit account, your Guaranteed minimum death benefit may be affected. Please see “Dropping or changing your Guaranteed benefits” later in this section and Appendix I for more information.

When you purchase a contract with the GMIB, you can combine it with one of our Guaranteed minimum death benefits: (i) the Return of Principal death benefit, (ii) the Highest Anniversary Value death benefit, or (iii) the “Greater of” death benefit. The GMIB cannot be combined with the “Greater of” death benefit if you are age 66 or older at the time your contract is issued. The GMIB cannot be combined with the RMD Wealth Guard death benefit.

There is an additional charge for the GMIB which is described under “Guaranteed minimum income benefit charge” in “Charges and expenses” later in this Prospectus.

If you elected the GMIB and change ownership of the contract, this benefit will automatically terminate, except under certain circumstances. See “Transfers of ownership, collateral assignments, loans and borrowing” in “More information,” later in this Prospectus.

The Guaranteed minimum income benefit should be regarded as a safety net only.

GMIB benefit base

Your GMIB has a benefit base that determines your Annual withdrawal amount and your Lifetime GMIB payments. We apply a Roll-up rate to your GMIB benefit base. At contract issue, an initial Annual Roll-up rate and Deferral Roll-up rate, will apply during your first seven contract years. See “Annual Roll-up rate”, “Deferral Roll-up rate” and “New business rates” later in this Prospectus for more information.

The initial Annual Roll-up rate and Deferral Roll-up rate that apply during your first seven contract years is referred to in your contract as the Lock-in Rate, which we offer under our GMIB Multi-Year Lock feature.

Your GMIB benefit base is not an account value or cash value. The GMIB benefit base is used to calculate your Lifetime GMIB payments, your Annual withdrawal amount and the charge for the benefit. Your GMIB benefit base is equal to:

•	Your initial contribution and any subsequent contributions to the Protected Benefit account variable investment options, either directly or through the Special DCA program; plus

•	Any amounts in the Special DCA program that are designated for future transfers to the Protected Benefit account variable investment options; plus

•	Any transfers to the Protected Benefit account variable investment options; less

•	A deduction that reflects any “Excess withdrawal” amounts; less

•

A deduction that reflects (a) in the contract year of first funding, the dollar amount of any RMD from the Protected Benefit account taken through our RMD program and (b) in the subsequent contract years, the dollar amount of any RMD from the Protected Benefit account in excess of the Annual withdrawal amount taken through our RMD program; plus

•

“Deferral Roll-up amount” OR any “Annual Roll-up amount”, minus a deduction that reflects any withdrawals up to the Annual withdrawal amount. A withdrawal from your Protected Benefit account in the first contract year in which the Protected Benefit account is funded is an Excess withdrawal. Any such withdrawal will reduce (i) your Roll-up to age 80 benefit base on a pro rata basis if you elected the “Greater of” death benefit) and (ii) your Annual Roll-up amount on a dollar-for-dollar basis, but not less than zero.

Either the Deferral Roll-up amount or the Annual Roll-up amount is credited to the benefit bases of your Guaranteed benefits on each contract date anniversary. These amounts are calculated by taking into account your GMIB benefit base from the preceding contract date anniversary, the applicable Roll-up rate under your contract, contributions and transfers to the Protected Benefit account during the contract year and for the Annual Roll-up amount, any withdrawals up to the Annual withdrawal amount during the contract year. A withdrawal from your Protected Benefit account in the first contract year in which the Protected Benefit account is funded is an Excess withdrawal. Any such withdrawal will reduce (i) your Roll-up to age 80 benefit base on a pro rata basis (if you elected the “Greater of” death benefit) and (ii) your Annual Roll-up amount on a dollar-for-dollar basis, but not less than zero. However, a RMD withdrawal from our RMD program will not reduce your Annual Roll-up amount in the year you first fund your Protected Benefit account. The calculation of both the Deferral Roll-up amount and the Annual Roll-up amount are discussed later in this section.

Beginning in the contract year that follows the contract year in which you fund your Protected Benefit account, if your Lifetime GMIB payments have not begun, you can withdraw up to your Annual withdrawal amount without reducing your GMIB benefit base. However, those same withdrawals will reduce the Annual Roll-up amount that would otherwise be applied to the GMIB benefit base at the end of the contract year. Remember that the Roll-up amount applicable under your contract does not become part of your GMIB benefit base until the end of the contract year. The portion of any withdrawal in excess of your Annual withdrawal amount will reduce your GMIB benefit base on a pro rata basis. See “Annual withdrawal amount” later in this section.

Unless you decline or elect a different annual reset option, you will be enrolled in the automatic annual reset program and your GMIB benefit base will automatically “reset” to equal the Protected Benefit account value, if higher, on every contract date anniversary from your contract date, up to the contract date anniversary following your 95th birthday or contract maturity, if earlier. See “Annual reset options” later in this section.

Only amounts you allocate to the Protected Benefit account variable investment options and amounts in the Special DCA program designated for the Protected Benefit account variable investment options will fund your GMIB. These amounts will be included in your GMIB benefit base and will become part of your Protected Benefit account value. See “Allocating your contributions” earlier in this section for more information.

For example:

You purchase a Retirement Cornerstone® — Series E contract with an initial contribution of $100,000 and allocate $60,000 to the Protected Benefit account variable investment options and $40,000 to the Investment account variable investment options. Your initial GMIB benefit base will be $60,000.

You can fund your GMIB benefit by allocating money to the Protected Benefit account variable investment options (either directly or through the special DCA program) immediately or at some later date. Allocations to the Protected Benefit account variable investment options also fund your Guaranteed minimum death benefit.

Your “Deferral Roll-up amount” and “Annual Roll-up amount” are described below. Your GMIB benefit base stops “rolling up” on the contract date anniversary following the owner’s (or older joint owner’s, if applicable) 95th birthday. If the annuitant is older than the owner, the contract maturity date (the point at which Lifetime GMIB payments must begin and Roll-ups will end) will precede the owner’s 95th birthday.

For contracts with non-natural owners, the GMIB benefit base will be based on the annuitant’s (or older joint annuitant’s) age.

The amount of the deduction for an “Excess withdrawal” and the deduction for the Annual withdrawal amount are described under “How withdrawals affect your Guaranteed benefits” later in this section.

As discussed earlier in this section, your GMIB benefit base is not an account value or cash value. As a result, the GMIB benefit base cannot be split or divided in any proportion in connection with a divorce. See “How divorce may affect your Guaranteed benefits” in “More information.”

Please see Appendix III later in this Prospectus for an example of how the GMIB benefit base is calculated.

You do not have an Annual withdrawal amount in the first contract year in which you fund your Protected Benefit account. A withdrawal from your Protected Benefit account in the first contract year in which you fund the Protected Benefit account will reduce your GMIB benefit base on a pro rata basis. Beginning with the contract year that follows the contract year in which you fund your Protected Benefit account, if your Lifetime GMIB payments have not begun, withdrawals up to your Annual withdrawal amount will not reduce your GMIB benefit base. The portion of a withdrawal in excess of your Annual withdrawal amount will reduce your GMIB benefit base on a pro rata basis. See “Annual withdrawal amount” later in this section.

GMIB benefit base reset

Unless you decline or elect a different annual reset option, you will be enrolled in the automatic annual reset program and your GMIB benefit base will automatically “reset” to equal the Protected Benefit account value, if higher, on every contract date anniversary from the date you first fund your Protected Benefit account, up to the contract date anniversary following your 95th birthday or contract maturity, if earlier. You must notify us in writing that you want to opt out of any automatic reset program. You can send us a written request to opt back in to an automatic reset program at a later date. We reserve the right to change or discontinue our reset programs at any time.

If a reset is not applicable on your contract date anniversary, the GMIB benefit base will not be eligible to be reset again until the next contract date anniversary. For jointly-owned contracts, eligibility to reset the GMIB benefit base is based on the age of the older owner. For non-naturally owned contracts, eligibility is based on the age of the annuitant or older joint annuitant.

Annual reset options.  We will send you a notice in each year that the GMIB benefit base is eligible to be reset. If you are not enrolled in either the automatic annual reset program or the automatic customized reset program you will have 30 days from your contract date anniversary to request a reset. At any time, you may choose one of the three available reset methods: one-time reset option, automatic annual reset program or automatic customized reset program. If, at the time of application, you do not decline the automatic annual reset program or elect a different annual reset option, you will be enrolled in the automatic annual reset program.

one-time reset option — resets your GMIB benefit base on a single contract date anniversary.

automatic annual reset program — automatically resets your GMIB benefit base on each contract date anniversary you are eligible for a reset.

automatic customized reset program — automatically resets your GMIB benefit base on each contract date anniversary, if eligible, for the period you designate.

One-time reset requests will be processed as follows:

(i)

if your request is received within 30 days following your contract date anniversary, your GMIB benefit base will be reset, if eligible, as of that contract date anniversary. If your GMIB benefit base was not eligible for a reset on that contract date anniversary, your one-time reset request will be terminated; or

(ii)

if your request is received outside the 30 day period following your contract date anniversary, your GMIB benefit base will be reset, if eligible, on the next contract date anniversary. If your GMIB benefit base is not eligible for a reset, your one-time reset request will be terminated.

Once your one-time reset request is terminated, you must submit a new request in order to reset your benefit base.

If you wish to cancel your elected reset program, your request must be received by our processing office at least one business day prior to your contract date anniversary to terminate your reset program for such contract date anniversary. Cancellation requests received after this window will be applied the following year. A reset cannot be cancelled after it has occurred. For more information, see ‘‘How to reach us’’ earlier in this Prospectus.

Effect of GMIB Benefit Base Resets. It is important to note that once you have reset your GMIB benefit base, a new waiting period to exercise the GMIB will apply from the date of the reset. Your new exercise date will be the tenth contract date anniversary following the reset or, if later, the earliest date you would have been permitted to exercise without regard to the reset, but in no event will it be later than the contract date anniversary following age 95. See ‘‘Exercise rules’’ and ‘‘How withdrawals affect your Guaranteed benefits’’ below for more information. Please note that in most cases, resetting your GMIB benefit base will lengthen the exercise waiting period. Also, even when there is no additional charge when you reset your Roll-up benefit base, the total dollar amount charged may increase as a result of the reset since the charges may be applied to a higher benefit base than would have been otherwise applied. See ‘‘Charges and expenses’’ later in this Prospectus.

Owners of traditional IRA or QP contracts should consider the effect of the waiting period on the requirement to take lifetime required minimum distributions before resetting the GMIB benefit base. If a QP contract is converted to an IRA, in a direct rollover, the waiting period for the reset under the IRA contract will include any time that the QP contract was a funding vehicle under the plan. If a traditional IRA contract owner or a plan participant must begin taking lifetime required minimum distributions during the 10-year waiting period, the individual may want to consider taking the annual lifetime required minimum distribution calculated for the contract from another permissible contract or funding vehicle. See ‘‘How withdrawals affect your Guaranteed benefits’’ later in this section and ‘‘Lifetime required minimum distribution withdrawals’’ in ‘‘Accessing your money.’’ Also, see ‘‘Required minimum distributions’’ under ‘‘Individual retirement arrangements (IRAs)’’ in ‘‘Tax information’’ and Appendix II — ‘‘Purchase considerations for QP Contracts’’ later in this Prospectus.

Annual Roll-up rate

The Annual Roll-up rate is used to calculate your Annual withdrawal amount. It is also used to calculate amounts credited to your GMIB benefit base for the contract year in which the first withdrawal is made from your Protected Benefit account and all subsequent contract years. A different Roll-up rate is used to calculate amounts credited to your GMIB benefit base in the contract years prior to the first withdrawal from your Protected Benefit account — it is called the “Deferral Roll-up rate”. The Deferral Roll-up rate is described below.

The Annual Roll-up rate is variable and is tied to the Ten-Year Treasuries Formula Rate described below, but the minimum rate will never be less than the initial Annual Roll-up rate (as specified in your contract) during the first seven years of your contract and 4% thereafter or greater than 8% in all contract years. The Annual Roll-up rate will be set at our discretion, subject to the stated minimum. We reserve the right, however, to declare an Annual Roll-up rate that is greater than 8%.

•

Ten-Year Treasuries Formula Rate.  For each calendar quarter, this rate is the average of the rates for the ten-year U.S. Treasury notes on each day for which such rates are reported during the 20 calendar days ending on the 15th day of the last month of the preceding calendar quarter, plus 1.00%, rounded to the nearest 0.10%. U.S. Treasury rates will be determined from the Federal Reserve Board Constant Maturity Series or such comparable rates as may be published by the Federal Reserve Board or generally available reporting services if the Federal Reserve Board Constant Maturity Series is discontinued.

Deferral Roll-up rate

The Deferral Roll-up rate is only used to calculate amounts credited to your GMIB benefit base through the end of the contract year that precedes the contract year in which the first withdrawal is made from your Protected Benefit account. The Deferral Roll-up rate is never used to calculate your Annual withdrawal amount under the GMIB.

Beginning with the first contract year in which you fund your Protected Benefit account, the Roll-up amount credited to your GMIB benefit base at the end of the contract year (the “Deferral Roll-up amount”) will be calculated using the Deferral Roll-up rate. Once you take a withdrawal from your Protected Benefit account, the Deferral Roll-up amount will not be credited at the end of the contract year in which the withdrawal was taken and will terminate for the life of the contract. Instead, the Annual Roll-up amount will be credited.

The Deferral Roll-up rate is designed as an incentive to defer taking your first withdrawal from your Protected Benefit account until later contract years while potentially building greater Guaranteed benefit bases with a higher Roll-up rate.

The Deferral Roll-up rate is variable and is tied to the Deferral Ten-Year Treasuries Formula Rate described below. The minimum Deferral Roll-up rate will never be less than the initial Annual Roll-up rate (as specified in your contract) during the first seven years of your contract and 4% thereafter or greater than 8% in all contract years up until the first withdrawal from the Protected Benefit account. The Deferral Roll-up rate will be set at our discretion, subject to the stated minimum. We reserve the right, however, to declare a Deferral Roll-up rate that is greater than 8%.

•

Deferral Ten-Year Treasuries Formula Rate.  For each calendar quarter, this rate is the average of the rates for the ten-year U.S. Treasury notes on each day for which such rates are reported during the 20 calendar days ending on the 15th day of the last month of the preceding calendar quarter, plus 2.00%, rounded to the nearest 0.10%. U.S. Treasury rates will be determined from the Federal Reserve Board Constant Maturity Series or such comparable rates as may be published by the Federal Reserve Board or generally available reporting services if the Federal Reserve Board Constant Maturity Series is discontinued.

As described above, both the Annual Roll-up rate and the Deferral Roll-up rate will never be less than 4% or greater than 8% in all contract years. Based on the underlying formula rates that are used in arriving at the two Roll-up rates, it is expected that the Deferral Roll-up rate will generally be 1.00% greater than the Annual Roll-up rate. However, this is not guaranteed. In certain interest rate environments, the Deferral Roll-up rate may not always be 1.00% greater than the Annual Roll-up rate. In some cases, it may be more or less than 1.00% greater than the Annual Roll-up rate. Similarly, the initial Roll-up rate may be more or less than 1.00% greater than the Annual Roll-up rate.

Also, the initial rate which applies for the first seven contract years, may affect your Deferral Roll-up rate. In some cases, it may be more or less than 1.00% greater than the Annual Roll-up rate. The initial rates are described further in this section under “New business rates.”

Examples:

•

Assume the calculation of Ten-Year Treasuries Formula Rate results in an Annual Roll-up rate of 3.25% and the calculation of the Deferral Ten-Year Treasuries Formula Rate results in a Deferral Roll-up rate of 4.25%. Since the Annual Roll-up rate is subject to a guaranteed minimum of 4%, the Annual Roll-up rate would be 4%. The Deferral Roll-up rate would remain 4.25% having met the same guaranteed minimum.

•

Assume the calculation of Ten-Year Treasuries Formula Rate results in an Annual Roll-up rate of 7.25% and the calculation of the Deferral Ten-Year Treasuries Formula Rate results in a Deferral Roll-up rate of 8.25%. Since the Annual Roll-up rate is below the guaranteed maximum of 8%, the Annual Roll-up rate would remain 7.25%. The Deferral Roll-up rate would be 8% because it would have exceeded our guaranteed maximum.

It is important to note that on each contract date anniversary, we will apply either the Annual Roll-up rate or the Deferral Roll-up rate to your GMIB benefit base based on whether you have ever taken a withdrawal from the Protected Benefit account. In statements we provide you, we will show you the Roll-up amounts under both rate scenarios. Once you take a withdrawal from your Protected Benefit account, the Deferral Roll-up rate will no longer be shown on your statements.

New business rates.  At contract issue, an initial Annual Roll-up rate and Deferral Roll-up rate, will apply during your first seven contract years, as specified in your contract. The minimum Annual Roll-up rate and Deferral Roll-up rate for each of those contract years will be the greater of the applicable initial Roll-up rate or the Ten-Year Treasuries Formula Rate. The initial Roll-up rate is the Roll-up rate in effect at the time your contract is issued. After your first seven contract years, the Roll-up rate will never be less than 4% or, if greater, the Ten-Year Treasuries Formula Rate, and the Roll-up rate will never be greater than 8%.

The initial Annual Roll-up rate and Deferral Roll-up rate that apply during your first seven contract years is referred to in your contract as the Lock-in Rate, which we offer under our GMIB Multi-Year Lock feature.

Once a contract is issued with the Annual Roll-up and Deferral rates that are in effect for new business, those rates will be applicable for the first seven contract years. Any transfers or contributions to the Protected Benefit account variable investment options, either directly or through the Special DCA program that are designated for future transfers to the Protected Benefit account variable investment options during the first seven contract years will get the initial Roll-up rates described above. The initial Roll-up rate is no longer applicable starting in the eighth year of your contract.

Renewal rates.  After the first seven contract years, a new Annual Roll-up rate will apply to your contract. A new Deferral Roll-up rate will also apply provided you have never taken a withdrawal from your Protected Benefit account. These “Renewal rates” will never be less than 4% or, if greater, the underlying Ten-Year Treasuries Formula Rate (for the Annual Roll-up rate) and Deferral Ten-Year Treasuries Formula Rate (for the Deferral Roll-up rate).

These Renewal rates may be more than or less than, or equal to, your initial Annual Roll-up rate and Deferral Roll-up rate. We also reserve the right to set new initial rates that are higher than Renewal rates.

Any transfers or contributions to the Protected Benefit account variable investment options, either directly or through the Special DCA program and any contribution amounts in the Special DCA program that are designated for future transfers to the Protected Benefit account variable investment options, after the first day of any contract year will get the Annual Roll-up rate and Deferral Roll-up rate in effect as of the most recent contract date anniversary.

Notification of Annual Roll-up rate and Renewal rates.  If you elected the GMIB, your contract will indicate the Annual Roll-up rate and Deferral Roll-up rate that are in effect. These rates may not be the same rates that were illustrated prior to your purchase of the contract. If you choose to fund the GMIB after the new business rates have expired, you can contact a Customer Service Representative or visit www.equitable.com to find out the current Annual Roll-up rate and if applicable, the Deferral Roll-up rate for your contract. In addition, your annual statement of contract values will show your current Renewal rates, as well as the previous year’s Annual Roll-up rate or Deferral Roll-up rate (whichever applies) for your contract. This information can also be found online, through your Online Account Access.

The Annual Roll-up rate is used to calculate your Annual withdrawal amount and the credit to your GMIB benefit base if you have taken a withdrawal from your Protected Benefit account. The Deferral Roll-up rate is used to calculate the credit to your GMIB benefit base until a withdrawal is made.

Annual Roll-up amount and annual GMIB benefit base adjustment

The Annual Roll-up amount is an amount credited to your GMIB benefit base on each contract date anniversary if there has ever been a withdrawal from your Protected Benefit account. The Annual Roll-up amount adjustment to your GMIB benefit base is a primary way to increase the value of your GMIB benefit base. This amount is calculated by taking into account your GMIB benefit base from the preceding contract date anniversary, the Annual Roll-up rate under your contract, contributions and transfers to the Protected Benefit account during the contract year and any withdrawals up to the Annual withdrawal amount during the contract year. A withdrawal from your Protected Benefit account in the first contract year in which the Protected Benefit account is funded is an Excess withdrawal. Any such withdrawal will reduce (i) your GMIB benefit base on a pro rata basis and (ii) your Annual Roll-up amount on a dollar-for-dollar basis, but not less than zero. However, a RMD withdrawal from our RMD program will not reduce your Annual Roll-up amount in the year you first fund your Protected Benefit account.

Your Annual Roll-up amount at the end of the contract year is calculated, as follows:

•	Your GMIB benefit base on the preceding contract date anniversary, multiplied by

•	The Annual Roll-up rate that was in effect on the first day of the contract year; less
•	Any withdrawals up to the Annual withdrawal amount resulting in a dollar-for-dollar reduction of the Annual Roll-up amount; plus

•	A pro-rated Roll-up amount for any contribution to the Protected Benefit account variable investment options during the contract year; plus

•	A pro-rated Roll-up amount for any transfer from the Investment account and/or Guaranteed interest option to the Protected Benefit account variable investment options during the contract year; plus

•

A pro-rated Roll-up amount for any contribution amounts made during the contract year to the Special DCA program that are designated for future transfers to the Protected Benefit account variable investment options during the contract year.

A pro-rated Roll-up amount is based on the number of days in the contract year after the contribution or transfer. (Since there is no Annual withdrawal amount in the first contract year in which the Protected Benefit account is funded, any withdrawals in that year other than RMD withdrawals from our RMD program result in a dollar-for-dollar reduction of the Annual Roll-up amount (but not less than zero).)

Deferral Roll-up amount and annual GMIB benefit base adjustment

The Deferral Roll-up amount is an amount credited to your GMIB benefit base on each contract date anniversary provided you have never taken a withdrawal from your Protected Benefit account. The amount is calculated by taking into account your GMIB benefit base from the preceding contract date anniversary, the applicable Deferral Roll-up rate under your contract and contributions and transfers to the Protected Benefit account during the contract year. The Deferral Roll-up amount adjustment to your GMIB benefit base is a primary way to increase the value of your GMIB benefit base. Your Deferral Roll-up amount at the end of the contract year is calculated as follows:

•	your GMIB benefit base on the preceding contract date anniversary, multiplied by

•	the Deferral Roll-up rate that was in effect on the first day of the contract year; plus

•	a pro-rated Deferral Roll-up amount for any contribution to the Protected Benefit account variable investment options during the contract year; plus

•

a pro-rated Deferral Roll-up amount for any transfer from the Investment account and/or Guaranteed interest option to the Protected Benefit account variable investment options during the contract year; plus

•

a pro-rated Deferral Roll-up amount for any contribution amounts made during the contract year to the Special DCA program that are designated for future transfers to the Protected Benefit account variable investment options during the contract year.

A pro-rated Deferral Roll-up amount is based on the number of days in the contract year after the contribution or transfer.

The GMIB benefit base stops rolling up on the contract date anniversary following the owner’s (or older joint owner, if applicable) 95th birthday or, if earlier, at contract maturity, or the owner’s (or older joint owner’s, if applicable) death.

Annual withdrawal amount

(Applicable prior to the beginning of Lifetime GMIB payments)

Your Annual withdrawal amount for the next contract year is calculated on each contract date anniversary beginning with the contract year that follows the contract year in which the Protected Benefit account is first funded, and is equal to:

•	the Annual Roll-up rate in effect at the time, multiplied by

•	the GMIB benefit base as of the most recent contract date anniversary.

Beginning with the contract year that follows the contract year in which you fund your Protected Benefit account, if your Lifetime GMIB payments have not begun, you may withdraw up to your Annual withdrawal amount without reducing your GMIB benefit base and adversely affecting your Lifetime GMIB payments. It is important to note that withdrawals in excess of your Annual withdrawal amount will have a harmful effect on both your GMIB benefit base and Lifetime GMIB payments. An Excess withdrawal that reduces your Protected Benefit account to zero will cause your GMIB to terminate.

You do not have an Annual withdrawal amount in the contract year in which you fund the Protected Benefit account. A withdrawal from your Protected Benefit account in the first contract year in which the Protected Benefit account is funded is an Excess withdrawal and will reduce (i) your GMIB benefit base on a pro rata basis and (ii) your Annual Roll-up amount on a dollar-for-dollar basis. Beginning with the contract year that follows the contract year in which your Protected Benefit account was first funded, the portion of a withdrawal from your Protected Benefit account in excess of your Annual withdrawal amount, and all subsequent withdrawals from your Protected Benefit account in that contract year, will always reduce your GMIB benefit base on a pro rata basis. This is referred to as an “Excess withdrawal”. The reduction of your GMIB benefit base on a pro rata basis means that we calculate the percentage of your current Protected Benefit account value that is being withdrawn and we reduce your current GMIB benefit base by the same percentage. A pro rata withdrawal will have a significant adverse effect on your benefit base in cases where the Protected Benefit account value is less than the benefit base. For an example of how a pro rata reduction works, see “How withdrawals affect your Guaranteed benefits” later in this section and, for examples of how withdrawals affect your Annual withdrawal amount, see Appendix VI later in this Prospectus.

Your Annual withdrawal amount is always calculated using the Annual Roll-up rate in effect for your contract at the beginning of the contract year. The Deferral Roll-up rate, described above, is never used for the purposes of calculating the Annual withdrawal amount. Your Annual withdrawal amounts are not cumulative. If you withdraw less than your Annual withdrawal amount in any contract year, you may not add the remainder to your Annual withdrawal amount in any subsequent year. Your Annual withdrawal amount may be more than or less than your Lifetime GMIB payments. Please refer to the beginning of this section for more information about “Lifetime GMIB payments”.

Example of how your Annual withdrawal amount; Annual Roll-up amount; Deferral Roll-up amount and annual GMIB benefit base adjustment; and the effect of an Excess withdrawal is calculated.

Annual withdrawal amount.  Assume you make a contribution of $200,000 and allocate $100,000 to your Protected Benefit account variable investment options and $100,000 to your Investment account variable investment options at issue. At the beginning of contract year three, assume you transfer $5,000 to your Protected Benefit account variable investment options. Also assume that your Annual Roll-up rate is 4% and your Deferral rate is 5% in each contract year. Accordingly, your GMIB benefit base on your third contract date anniversary is $121,012.

The GMIB benefit base of $121,012 is calculated as follows:

You start with $100,000 allocated to the Protected Benefit account variable investment options. This amount is your initial GMIB benefit base.

—	The first Deferral Roll-up amount increases your GMIB benefit base to $105,000. ($100,000 + $5,000)

$100,000 (GMIB benefit base) x 5% (Deferral Roll-up rate) = $5,000 (Deferral Roll-up amount)

—	The second Deferral Roll-up amount increases your GMIB benefit base to $110,250. ($105,000 + $5,250)

$105,000 (GMIB benefit base) x 5% (Deferral Roll-up rate) = $5,250 (Deferral Roll-up amount)

—	Your $5,000 transfer from the Investment account at the beginning of contract year three increases your GMIB benefit base to $115,250. ($110,250 + $5,000)

—	The third Deferral Roll-up amount increases your GMIB benefit base to $121,012. ($115,250 + $5,762)

$115,250 (GMIB benefit base) x 5% (Deferral Roll-up rate) = $5,762 (Deferral Roll-up amount)

Your Annual withdrawal amount as of the beginning of contract year four is equal to $4,840, calculated as follows:

•	$121,012 (GMIB benefit base as of your most recent contract date anniversary) multiplied by

•	4% (your current Annual Roll-up rate) equals

•	$4,840

Please note that your Annual Roll-up rate is used to calculate your Annual withdrawal amount. The Deferral Roll-up rate is never used to calculate your Annual withdrawal amount.

Annual Roll-up amount and annual benefit base adjustment.  Further assume that during contract year four (on the 146th day of the contract year), you make a contribution of $10,000 to your Protected Benefit account variable investment options, making your current GMIB benefit base after the contribution $131,012. Also assume that you withdraw your full Annual withdrawal amount of $4,840 during contract year four.

On your fourth contract date anniversary, your Annual Roll-up amount is equal to $240, calculated as follows:

•	4% (your current Annual Roll-up rate) multiplied by

•	$121,012 (your GMIB benefit base as of your most recent contract date anniversary) minus

•	$4,840 (the Annual withdrawal amount, which was withdrawn) plus

•	$240 (the daily pro-rated Roll-up amount for the contribution: $10,000 x 4% x 219/365* = $240)

•	equals $240

*	This fraction represents the number of days in a 365-day contract year that the contribution would have received credit toward the Roll-up amount.

Please note that the withdrawal in contract year four terminated the Deferral Roll-up rate. Therefore on the fourth contract date anniversary, the Annual Roll-up rate was used to calculate the Annual Roll-up amount.

Your adjusted GMIB benefit base is $131,252.

Effect of an Excess withdrawal.  In contract year four, assume instead that you make a withdrawal of $7,840. This would result in an Excess withdrawal of $3,000 because your Annual withdrawal amount is only $4,840 ($7,840 – $4,840 = $3,000). Further, assume that your Protected Benefit account value at the time of this withdrawal is $100,000. As described earlier in this section, Excess withdrawals reduce your GMIB benefit base on a pro-rata basis. Accordingly, your GMIB benefit base is reduced by $3,930 at the time of the withdrawal, calculated as follows:

•	$131,012 (your current GMIB benefit base: $121,012 + $10,000) multiplied by

•	3% (the percentage of your current Protected Benefit account value that was withdrawn in excess of your Annual withdrawal amount) equals

•	$3,930

On your fourth contract date anniversary, your adjusted GMIB benefit base is $127,322, calculated as follows:

•	$127,082 (your GMIB benefit base adjusted to reflect the Excess withdrawal: $131,012 – $3,930 = $127,082) plus

•	$240 (your Annual Roll-up amount) equals

•	$127,322

Please note that the Excess withdrawal in contract year four terminated the no lapse guarantee. Please see the following section below for more information.

See Appendix VI later in this Prospectus for more examples of how withdrawals affect your Guaranteed benefit bases and Annual withdrawal amount.

GMIB “no lapse guarantee”

In general, if your Protected Benefit account value falls to zero (except as discussed below), the GMIB will be exercised automatically, based on the owner’s (or older joint owner’s, if applicable) current age and GMIB benefit base as follows:

•	You will be issued a life only supplementary contract based on a single life. Upon exercise, your Guaranteed minimum death benefit will be terminated.

•	You will have 30 days from when we notify you to change the payout option and/or the payment frequency.

Poor investment performance of the Protected Benefit account variable investment options may contribute to your Protected Benefit account value falling to zero.

The no-lapse guarantee will terminate under the following circumstances:

•

If your aggregate withdrawals from your Protected Benefit account in any contract year following the contract year in which you first fund your Protected Benefit account exceed your Annual withdrawal amount.

•	Upon the contract date anniversary following the owner (or older joint owner, if applicable) reaching age 95, or, if earlier, the contract maturity date.

If you were enrolled in the Maximum Payment Plan or Customized Payment Plan, the frequency of your Lifetime GMIB payments will be the same based on the payment frequency you elected. Your Lifetime GMIB payment amount may be less than your Annual withdrawal amount in the prior contract year.

If you were not enrolled in the Maximum Payment Plan or Customized Payment Plan, you will begin receiving your Lifetime GMIB payments annually one calendar year after the date that the Protected Benefit account value fell to zero. Your Lifetime GMIB payment amount may be less than your Annual withdrawal amount in the prior contract year.

Exercise of GMIB.  On each contract date anniversary that you are eligible to exercise the GMIB, we will send you an eligibility notice illustrating how much income could be provided as of the contract date anniversary. You must notify us within 30 days following the contract date anniversary if you want to exercise the GMIB. You must return your contract to us, along with all required information within 30 days following your contract date anniversary, in order to exercise this benefit. Upon exercise of the GMIB, the owner (or older joint owner, if applicable) will become the annuitant, and the contract will be annuitized on the basis of the annuitant’s life. You will begin receiving annual payments one year after the annuity payout contract is issued. If you choose monthly or quarterly payments, you will receive your payment one month or one quarter after the annuity payout contract is issued. Under monthly or quarterly payments, the aggregate payments you receive in a contract year will be less than what you would have received if you had elected an annual payment, as monthly and quarterly payments reflect the time value of money with regard to both interest and mortality. You may choose to take a withdrawal prior to exercising the GMIB, which will reduce your payments. You may not partially exercise this benefit. See ‘‘Withdrawing your account value’’ in ‘‘Accessing your money’’ later in this Prospectus. Payments end with the last payment before the annuitant’s (or joint annuitant’s, if applicable) death.

Please see “Exercise of the GMIB in the event of a GMIB fee increase” under “charges and expenses” later in this Prospectus for more information on exercising your GMIB upon notice of a change to the GMIB fee.

Exercise rules.  The latest date you may exercise the GMIB is the 30th day following the contract date anniversary following the annuitant’s 95th birthday. Eligibility to exercise the GMIB is based on the owner’s (or older joint owner’s, if applicable) age, as follows:

•

If you were at least age 45 and no older than age 49 on the contract date anniversary immediately preceding the date you first funded your Protected Benefit account, you are eligible to exercise the GMIB within 30 days following each contract date anniversary after age 60.

•

If you were at least age 50 and no older than age 80 on the contract date anniversary immediately preceding the date you first funded your Protected Benefit account, you are eligible to exercise the GMIB within 30 days following each contract date anniversary beginning with the 10th contract date anniversary following the date you first funded your Protected Benefit account.

The GMIB guarantees annual lifetime payments (“Lifetime GMIB payments”), which will begin at the earliest of:

(i)	the next contract year following the date your Protected Benefit account value falls to zero (provided the no lapse guarantee is in effect);

(ii)	the contract date anniversary following your 95th birthday; or

(iii)	your election to exercise the GMIB.

Your Lifetime GMIB payments will be calculated as described below in this section. Whether your Lifetime GMIB payments are triggered by age 95, the no lapse guarantee, or your election to exercise the GMIB, we use the same calculation to determine the amount of the payments.

For single owner contracts, the payout can be either based on a single life (the owner’s life) or joint lives. For IRA contracts, the joint life must be the spouse of the owner. For jointly owned contracts, payments can be based on a single life (based on the life of the older owner) or joint lives. For non-natural owners, payments are available on the same basis (based on the annuitant or joint annuitant’s life).

Your Lifetime GMIB payments are calculated by applying your GMIB benefit base to guaranteed annuity purchase factors. If your Protected Benefit account value is zero as described under the “GMIB “no lapse guarantee””, we will use your GMIB benefit base as of the day your Protected Benefit account value was reduced to zero. On the day your Protected Benefit account value is reduced to zero, we calculate your GMIB benefit base using the same formula as described under “GMIB benefit base” earlier in this section. If your Protected Benefit account was reduced to zero on a date other than your contract anniversary, we will include a pro rata portion of the applicable Roll-up amount in your GMIB base.

Example:

Assume your Protected Benefit account value goes to zero in the middle of the 10th contract year. At the beginning of the 10th contract year, the GMIB benefit base is $100,000. Further assume there were no contributions or transfers to the Protected Benefit account or any withdrawals during that contract year. If the applicable Roll-up rate was 4%, the GMIB benefit base on the day your Protected Benefit account value was reduced to zero would be $102,000.

If your Protected Benefit account value is reduced to zero on your contract date anniversary as the result of the deduction of charges under the contract, we will add any remaining Annual Roll-up amount, or if applicable, your Deferral Roll-up amount, to your GMIB benefit base.

If the GMIB is exercised under any of the three events as described above, and you have no Investment account value, the following applies:

(i)	We will issue a supplementary contract with the same owner and beneficiary.

(ii)	The deferral contract, including the Guaranteed minimum death benefit will be terminated.

If the GMIB is exercised under any of the three events as described above, and you have Investment account value, the following applies:

(i)	We will issue a supplementary contract for the Protected Benefit account with the same owner and beneficiary. The Investment account under the deferred contract will continue to be in force.

(ii)	Your Lifetime GMIB payment will not reduce your Investment account value.

(iii)	Your Guaranteed minimum death benefit will be terminated.

(iv)	For IRA contracts, your RMD payments will be based solely on your Investment account value and may only be withdrawn from your Investment account.

If you elect to exercise the GMIB or your Protected Benefit account value has not fallen to zero before or the contract date anniversary that follows the annuitant reaching age 95, whichever is sooner, the following applies:

(i)	We will issue a supplementary contract with the same owner and beneficiary;

(ii)	Your Lifetime GMIB payments will be equal to the greater of:

•	your Protected Benefit account value applied to the guaranteed, or, if greater, the current annuitization factors,

-OR-

•	the GMIB benefit base applied to the guaranteed annuity purchase factors.

For example, assuming the current annuitization factors are greater than the guaranteed annuitization factors, a male contract owner whose annuitant is age 95 and has a $100,000 GMIB benefit base and $50,000 in Protected Benefit account value would receive the greater of the following:

(i)	Current annuitization factors (which are subject to change) applied to his $50,000 Protected Benefit account value, which currently equals a monthly payment of $1,065, or

(ii)	The guaranteed annuity purchase factor discussed above (in this example, it would be 0.63%) applied to his $100,000 GMIB benefit base, which equals a Lifetime GMIB monthly payment of $630.

In this example, the contract owner’s monthly payment would be $1,065.

(i)

Any Investment account value will be annuitized under a separate contract based on one of the annuity payout options discussed under “Your annuity payout options” in “Accessing your money” later in this Prospectus

(ii)	Upon issuing your supplementary contract, your Guaranteed minimum death benefit and your death benefit in connection with your Investment account value will be terminated.

If you elected the GMIB and your Protected Benefit account value falls to zero due to an Excess withdrawal, we will terminate your GMIB and you will receive no payment or supplementary life annuity contract, even if your GMIB benefit base is greater than zero. Please see the Hypothetical illustrations in Appendix IV for an example of how Lifetime GMIB payments are calculated when: (i) a hypothetical Protected Benefit account value falls to zero, and (ii) the annuitant reaches age 95.

Please	note:

(i)	if the GMIB benefit base is reset after age 85, the only time you may exercise the GMIB is within 30 days following the contract date anniversary following the annuitant’s attainment of age 95;

(ii)

for Retirement Cornerstone® Series E QP contracts, the Plan participant can exercise the GMIB only if he or she elects to take a distribution from the Plan and, in connection with this distribution, the Plan’s trustee changes the ownership of the contract to the participant. This effects a rollover of the Retirement Cornerstone® Series E QP contract into a Retirement Cornerstone® Series E traditional IRA. This process must be completed within the 30-day time frame following the contract date anniversary in order for the Plan participant to be eligible to exercise. However, if the GMIB is automatically exercised as a result of the no lapse guarantee, a rollover into an IRA will not be effected and payments will be made directly to the trustee;

(iii)

since no partial exercise is permitted, owners of defined benefit QP contracts who plan to change ownership of the contract to the participant must first compare the participant’s lump sum benefit amount and annuity benefit amount to the GMIB benefit base and account value, and make a withdrawal from the contract if necessary. See ‘‘How withdrawals affect your Guaranteed benefits’’ later in this section;

(iv)

if you reset the GMIB benefit base (as described earlier in this section), your new exercise date will be the tenth contract date anniversary following the reset or, if later, the earliest date you would have been permitted to exercise without regard to the reset, but in no event will it be later than the contract date anniversary following age 95. Please note that in most cases, resetting your GMIB benefit base will lengthen the waiting period;

(v)

a spouse beneficiary or younger spouse joint owner under Spousal continuation may continue the GMIB if the contract is not past the last date on which the original owner could have exercised the benefit and the spouse beneficiary or younger spouse joint owner is eligible to continue the benefit and to exercise the benefit under the applicable exercise rule (described in the above bullets). In general, the spouse beneficiary or younger spouse joint owner’s age on the date of the owner’s death replaces the owner’s age at issue, for purposes of determining the availability of the benefit and which of the exercise rules applies. If the spouse beneficiary or younger spouse joint owner is over age 85 on the date of the owner’s death, she will have a one-time opportunity to exercise the GMIB subject to the following additional rules. The one-time election will be available only if the spouse beneficiary or younger spouse joint owner is age 95 or younger and the original owner died before the age of 95. In addition, the election to exercise the GMIB must be made no later than one year following the date of the owner’s death. If the GMIB is exercised, the Guaranteed minimum death benefit will be terminated. For example, if an owner is age 70 at issue, and he dies at age 79, and the spouse beneficiary is 86 on the date of his death, she may exercise the GMIB no later than one year following the date of the owner’s death, even though she was 77 at the time the contract was issued, because eligibility is measured using her age at the time of the owner’s death, not her age on the issue date;

(vi)

if the contract is jointly owned and not an IRA contract, you can elect to have the GMIB paid either: (a) as a joint life benefit or (b) as a single life benefit paid on the basis of the older owner’s age (if applicable);

(vii)

if the contract is an IRA contract, you can elect to have the Guaranteed minimum income benefit paid either: (a) as a joint life benefit, but only if the joint annuitant is your spouse or (b) as a single life benefit paid on the basis of the older annuitant’s age; and

(viii)

if the contract is owned by a trust or other non-natural person, eligibility to elect or exercise the GMIB is based on the annuitant’s (or older joint annuitant’s, if applicable) age, rather than the owner’s.

From time to time, we may offer you some form of payment or incentive in return for terminating or modifying certain guaranteed benefits. See “Guaranteed benefit offers” later in this section for more information.

Exercising the GMIB when your Protected Benefit account value is greater than zero.  The lifetime annual payment amount you receive will be the greater of the Lifetime GMIB payment amount or the income derived from applying your Protected Benefit account value to our current or guaranteed annuitization factors. This lifetime annual payment amount may be lower than your Annual withdrawal amount depending on your age, current annuitization factors, and your Protected Benefit account and GMIB benefit base values at the time you exercise the GMIB.

Exercising the GMIB through the no-lapse guarantee when your Protected Benefit account value falls to zero.  If your Protected Benefit account value falls to zero and the no lapse guarantee is in effect, the GMIB is exercised automatically and you will receive Lifetime GMIB payments. This annual Lifetime GMIB payment amount may be lower than your Annual withdrawal amount, depending on your age at the time the GMIB is exercised and whether you elect to be paid on a single or joint life basis.

•

Exercising the GMIB provides you with a guaranteed annual lifetime payment that is not intended to replace the annual income you can receive by withdrawing the Annual withdrawal amount prior to exercising the GMIB. The annual Lifetime GMIB payment amount you receive is based on conservative actuarial factors and may be lower than your Annual withdrawal amount.

•

At some GMIB exercise ages, the annual Lifetime GMIB payment amount may be less than your Annual withdrawal amount. Accordingly, you should not deplete your Protected Benefit account value through withdrawals in reliance on receiving a similar amount of annual income through Lifetime GMIB payments.

Death benefit

For the purposes of determining the death benefit under your Retirement Cornerstone® Series E contract, we treat your Investment account and any Guaranteed minimum death benefit funded by your Protected Benefit account differently.

The death benefit in connection with your Investment account is equal to your Investment account value as of the date we receive satisfactory proof of death, any required instructions for the method of payment, and any required information and forms necessary to effect payment. The death benefit payable in connection with your Protected Benefit account will be based on the greater of (i) your Protected Benefit account value, and (ii) the benefit base of your Guaranteed minimum death benefit.

The total death benefit under your Retirement Cornerstone® Series E contract will depend on your values in either one or both sides of the contract. If you selected a Guaranteed minimum death benefit but never funded your Protected Benefit account, your death benefit will be based on your Investment account value only. Likewise, if you funded your Guaranteed minimum death benefit through allocations to the Protected Benefit account and had no Investment account value, your death benefit would be based strictly on the Guaranteed minimum death benefit you selected. Also, it is possible that upon your death, you have value in both your Investment account and a Guaranteed minimum death benefit that has been funded through allocations to the Protected Benefit account. In that case, your beneficiaries would receive the Investment account value, plus the value of your Guaranteed minimum death benefit.

Guaranteed minimum death benefits

At issue, you may elect one of our optional Guaranteed minimum death benefit options (GMDBs) in connection with your Protected Benefit account as follows:

Guaranteed Minimum Death Benefit	Series E Contract
Return of Principal death benefit	Issue Ages 0-80
Highest Anniversary Value death benefit	Issue Ages 0-75
RMD Wealth Guard death benefit	Issue Ages 20-68
The “Greater of” death benefit	Issue Ages 45-65

The “Greater of” death benefit or Return of Principal death benefit can only be elected in combination with the GMIB. The RMD Wealth Guard death benefit cannot be elected in combination with the GMIB. The Highest Anniversary Value death benefit is available with or without the GMIB. The Highest Anniversary Value death benefit, the RMD Wealth Guard death benefit and the “Greater of” death benefit are available at an additional charge. There is no charge for the Return of Principal death benefit. If you elect the GMIB, but do not elect a Guaranteed minimum death benefit, the Return of Principal death benefit will also be issued with your contract. If you elect a GMDB, the period during which you can make subsequent contributions may be significantly shorter than if you did not elect a GMDB. Please refer to Appendix VII later in this prospectus. Once a withdrawal is taken from the Protected Benefit account, additional contributions may not be made to the Protected Benefit account. Please refer to “Accessing your money” later in this Prospectus. Transfers to and from the Protected Benefit account may be restricted. Please refer to “Transferring your money among investment options” later in this Prospectus.

Any GMDB you elect will automatically terminate upon annuitization, which will occur no later than the maturity date stated in your contract.

When you have a GMDB, you can allocate your contributions to any of the following:

•	Protected Benefit account variable investment options;

•	Investment account variable investment options;

•	Guaranteed interest option; and

•	The account for special dollar cost averaging.

Funding your GMDB. Only amounts you allocate to the Protected Benefit account variable investment options and amounts in the Special DCA program designated for the Protected Benefit account variable investment options will fund your GMDB. These amounts will be included in your GMDB benefit base and will become part of your Protected Benefit account value.

Your death benefit in connection with your Protected Benefit account is equal to one of the following — whichever provides a higher amount:

•

Your Protected Benefit account value as of the date we receive satisfactory proof of the owner’s (or older joint owner’s, if applicable) death, any required instructions for the method of payment, and any required information and forms necessary to effect payment; or

•	Your applicable GMDB benefit base (discussed below) on the date of the owner’s (or older joint owner’s, if applicable) death, adjusted for subsequent withdrawals.

Return of Principal death benefit

The Return of Principal death benefit, like all of the guaranteed minimum death benefits, only applies to amounts you allocate to the Protected Benefit account variable investment options and not to the contract as a whole. The Return of Principal death benefit can only be elected in combination with the GMIB. Your Return of Principal Guaranteed minimum death benefit is equal to your Return of Principal death benefit base. This benefit base is not an account value or cash value. It is equal to:

•	Your initial contribution and any subsequent contributions invested in your Protected Benefit account variable investment options, either directly or through the Special DCA program; plus

•	Any amounts contributed to the Special DCA program that are designated for future transfers to the Protected Benefit account variable investment options; plus

•	Any amounts transferred to the Protected Benefit account variable investment options; less
•

A deduction that reflects any withdrawals you make from the Protected Benefit account variable investment options or from amounts in the Special DCA program designated for the Protected Benefit account variable investment options. The amount of this deduction is described under “How withdrawals affect your Guaranteed benefits” later in this section.

Please see Appendix III later in this Prospectus for an example of how the Return of Principal benefit base is calculated.

Highest Anniversary Value death benefit

Your Highest Anniversary Value Guaranteed minimum death benefit is equal to your Highest Anniversary Value benefit base. This benefit base is not an account value or cash value. The calculation of your Highest Anniversary Value benefit base will depend on whether you have taken a withdrawal from your Protected Benefit account.

If you have not taken a withdrawal from your Protected Benefit account, your Highest Anniversary Value benefit base is equal to one of the following — whichever provides a higher amount:

•	Your initial contribution and any subsequent contributions to the Protected Benefit account variable investment options, either directly or through the Special DCA program; plus

•	Any amounts contributed to the Special DCA that are designated for future transfers to the Protected Benefit account variable investment options; plus

•	Any amounts transferred to the Protected Benefit account variable investment options.

-OR-

•

Your highest Protected Benefit account value on any contract date anniversary up to the contract date anniversary following the owner’s (or older joint owner’s, if applicable) 85th birthday (plus any transfers to the Protected Benefit account variable investment options and contributions either directly or through the Special DCA program designated for the Protected Benefit account variable investment options, made since the most recent “reset” of the Highest Anniversary Value benefit base that established your Protected Benefit account value as your new Highest Anniversary Value benefit base).

If you take a withdrawal from your Protected Benefit account and you elected the GMIB, your Highest Anniversary Value benefit base will be reduced on a dollar-for-dollar basis by withdrawals up to the Annual withdrawal amount, and on a pro rata basis by Excess withdrawals. Note that any withdrawal from your Protected Benefit account in the first contract year in which the Protected Benefit account is funded is an Excess withdrawal. If you take a withdrawal from your Protected Benefit account and you did not elect the GMIB, your Highest Anniversary Value benefit base will be reduced on a pro rata basis. Reduction on a pro rata basis means that we calculate the percentage of your Protected Benefit account value that is being withdrawn and we reduce your Highest Anniversary Value benefit base by the same percentage. See “How withdrawals affect your Guaranteed benefits” later in this section.

At any time after a withdrawal, your Highest Anniversary Value benefit base is equal to one of the following — whichever provides a higher amount:

•

Your Highest Anniversary Value benefit base immediately following the most recent withdrawal (plus any transfers to the Protected Benefit account variable investment options made since the most recent “reset” of the Highest Anniversary Value benefit base that established your Protected Benefit account value as your new Highest Anniversary Value benefit base).

-OR-

•

Your highest Protected Benefit account value on any contract date anniversary after the withdrawal up to the contract date anniversary following the owner’s (or older joint owner’s, if applicable) 85th birthday (plus any transfers to the Protected Benefit account variable investment options and contributions to the Special DCA program designated for the Protected Benefit account variable investment options, made since the most recent “reset” of the Highest Anniversary Value benefit base that established your Protected Benefit account value as your new Highest Anniversary Value benefit base).

Please see Appendix III later in this Prospectus for an example of how the Highest Anniversary Value benefit base is calculated.

RMD Wealth Guard death benefit

(For traditional IRA and QPDC contracts only)

Descriptions of, and references to, the “RMD Wealth Guard” benefit describe the provisions of the contract as in effect prior to legislation enacted at the end of 2019. Legislation enacted at the end of 2019 has changed various aspects of required minimum distributions from tax qualified and tax favored contracts such as IRAs. After regulatory guidance is issued on this legislation, we anticipate making changes beginning in 2020 to our contracts to reflect these legislative changes.

The RMD Wealth Guard death benefit is an optional guaranteed minimum death benefit. Your initial RMD Wealth Guard death benefit base is valued based on your initial contributions and any transfers to the Protected Benefit account. This benefit base is not an account value or cash value. Thereafter RMD Wealth Guard death benefit base is increased by any allocations and transfers to the Protected Benefit account, which is described below. Withdrawals from the Protected Benefit account other than Excess RMD withdrawals, will not reduce your RMD Wealth Guard death benefit base. This death benefit also provides a refund feature in the event the Protected Benefit account falls to zero before the owner reaches age 95. There is an additional charge for this death benefit under the contract. The RMD Wealth Guard death benefit is not available if you elected the GMIB.

An RMD withdrawal is a withdrawal that is intended to satisfy the lifetime required minimum distributions from certain tax-favored plans and arrangements such as traditional IRAs under federal income tax rules. See “Required minimum distributions” in the “Tax information” section of the Prospectus for more information.

The RMD Wealth Guard death benefit base is not an account value or cash value. It is equal to:

•	Your initial contribution and any subsequent contributions to the Protected Benefit account variable investment options, either directly or through the Special DCA program; plus

•	Any amounts contributed to the Special DCA program that are designated for future transfers to the Protected Benefit account variable investment options; plus

•	Any amounts transferred to the Protected Benefit account variable investment options; less

•

A deduction that reflects any Excess RMD withdrawals from the Protected Benefit account, or from amounts in the Special DCA program designated for the Protected Benefit account variable investment options. The amount of this deduction is described below.

The RMD Wealth Guard death benefit base will be recalculated on each transaction date upon the occurrence of each contribution, transfer or deduction.

For contracts with the RMD Wealth Guard death benefit, an “Excess RMD withdrawal” is:

•	the full amount of any withdrawal from your Protected Benefit Account taken before the calendar year in which you turn age 70 1/2;

•	the full amount of any withdrawal from your Protected Benefit Account taken during your first contract year, even if you turn age 70 1/2 during that year; or

•	in any year after your first contract year, the portion of a withdrawal from your Protected Benefit account that exceeds your RMD Wealth Guard withdrawal amount for the calendar year.

Excess RMD withdrawals will reduce your RMD Wealth Guard death benefit base on a pro rata basis. Reduction on a pro rata basis means that we calculate the percentage of your Protected Benefit account value that is being withdrawn and we reduce your RMD Wealth Guard death benefit base by the same percentage.

Resets.  On each contract date anniversary up to the earlier of (i) the contract date anniversary following your first RMD withdrawal from the Protected Benefit account, and (ii) the contract date anniversary following your 85th birthday, if the Protected Benefit account value is greater than the current RMD Wealth Guard death benefit base, the RMD Wealth Guard death benefit base will automatically reset to equal the Protected Benefit account value. Withdrawals from the Protected Benefit account up to your RMD Wealth Guard withdrawal amount will not reduce your RMD Wealth Guard death benefit base.

Calculating your RMD Wealth Guard withdrawal amount. Your RMD Wealth Guard withdrawal amount will be calculated based on the account value in your Protected Benefit account variable investment options as of December 31st in the calendar year you turn age 70½ and calculated each calendar year thereafter as of December 31st. This calculation includes the actuarial present value of your RMD Wealth Guard death benefit. This is because certain provisions of the Treasury Regulations require that the actuarial present value of additional annuity contract benefits, such as guaranteed benefits like the RMD Wealth Guard death benefits, be added to the account value for purposes of calculating account-based annual required minimum distributions from individual retirement annuity contracts. See “Required minimum distributions” in the “Tax information” section of the Prospectus for more information.

Your RMD Wealth Guard withdrawal amount will be determined using the RMD rules and life expectancy and distribution tables in effect on December 31, 2014. In the event that tax reform measures change those RMD requirements, unless we agree otherwise, we will not allow your RMD Wealth Guard withdrawal amount to be greater than the RMD Wealth Guard withdrawal amount calculated using the IRS RMD rules that were in effect on December 31, 2014. As a result of us reserving this right, in the event that future IRS rule changes require you to take RMD withdrawals that are greater than the RMD amount calculated using the IRS RMD rules that were in effect on December 31, 2014 and we do not agree to this change, you would have to satisfy your RMD requirements from other retirement sources or, if you do not have other retirement sources, you would have to take an additional RMD withdrawal amount from this contract, which would be treated an Excess RMD withdrawal. That Excess RMD withdrawal would reduce your RMD Wealth Guard death benefit base on a pro rata basis. Please refer to the section “How withdrawals effect your Guaranteed benefits” later in this Prospectus.

Please note that your RMD Wealth Guard withdrawal amount will be zero:

•	In each year prior to the calendar year in which you turn age 70½; and

•	During your first contract year, even if you turn age 70½ during that year.

Withdrawals prior to age 70 1/2 or during your first contract year.  Withdrawals from your Protected Benefit account prior to the calendar year in which you turn age 70½ are treated as Excess RMD withdrawals and reduce your RMD Wealth Guard death benefit base on a pro rata basis. Withdrawals from your Protected Benefit account prior to your first contract date anniversary will also reduce your RMD Wealth Guard death benefit base on a pro rata basis even if you turn age 70 1/2 during that calendar year. Reduction on a pro rata basis means that we calculate the percentage of your Protected Benefit account value that is being withdrawn and we reduce your RMD Wealth Guard death benefit base by the same percentage. This pro rata reduction to the RMD Wealth Guard death benefit base could be greater than the dollar amount of the withdrawal and could significantly reduce or eliminate the value of the RMD Wealth Guard death benefit. For an example of how a pro rata reduction works, see Appendix VI later in this Prospectus.

Withdrawals from the Protected Benefit account:

•	prior to the calendar year in which you turn age 70½; or
•	during your first contract year, even if you turn age 70½ during the calendar year in which your first contract date anniversary falls will not stop your RMD Wealth Guard death benefit base from resetting.

As discussed in “Resets” above, the last reset of the RMD Wealth Guard death benefit base will be the earlier of the contract date anniversary following your first RMD withdrawal from the Protected Benefit account or the contract date anniversary following your 85th birthday.

Withdrawals at or after age 70 1/2.   After your first contract date anniversary, withdrawals made from your Protected Benefit account beginning with the calendar year in which you turn age 70½ will be treated as RMD Wealth Guard withdrawals and will count towards your RMD Wealth Guard withdrawal amount. Withdrawals from the Protected Benefit account up to your RMD Wealth Guard withdrawal amount will not reduce your RMD Wealth Guard death benefit base. The portion of a withdrawal from your Protected Benefit account that exceeds your RMD Wealth Guard withdrawal amount for the calendar year will be treated as an Excess RMD withdrawal. An Excess RMD withdrawal will reduce your RMD Wealth Guard death benefit base on a pro rata basis. A pro rata reduction to your RMD Wealth Guard death benefit base could be greater than the dollar amount of the withdrawal and could significantly reduce or eliminate the value of your RMD Wealth Guard death benefit.

Please note that any withdrawals from your Protected Benefit account, including withdrawals taken up to the RMD Wealth Guard withdrawal amount, will reduce your Protected Benefit account value.

If you elect the RMD Wealth Guard withdrawal service, you can elect to take RMD withdrawals from your Protected Benefit account value and Investment account value. If you elect to use our RMD Wealth Guard withdrawal service or our Automatic RMD withdrawal service, you will receive the required amount of RMD payments calculated for your contract for that calendar year. At the time you elect to receive RMD withdrawals, any prior RMD payments due for that calendar year will be paid as a catch-up payment. The catch-up payment is made immediately when the RMD Wealth Guard withdrawal service enrollment is processed. Thereafter, RMD payments will begin on the date and at the frequency you elect.

For example, in the calendar year that you turn age 70½, if you enroll in our RMD Wealth Guard withdrawal service in July of that year and requested to receive monthly RMD payments, you would receive the catch-up payment due for January through June in a lump sum on the date the enrollment is processed and the July RMD monthly payment on the date that you specified on the RMD Wealth Guard withdrawal service Form. If you take additional withdrawals from the Protected Benefit account while you are currently taking RMD payments under our RMD Wealth Guard withdrawal service, those RMD payments from the Protected Benefit account will be reduced by those withdrawals. If you delay your first RMD withdrawal until after the calendar year you turn age 70½, but no later than April 1st of the following calendar year, we will pay you a catch-up payment at the time you elected to receive RMD withdrawals, which will include any prior RMD payments due for that calendar year plus the entire RMD amount due from the prior year. The catch-up payment is made immediately when the RMD Wealth Guard withdrawal service enrollment is processed. Thereafter, RMD payments will begin on the date and at the frequency you elect. In that event, your RMD Wealth Guard death benefit base would not reset after your first RMD withdrawal.

For more information about the RMD Wealth Guard withdrawal service, please refer to “RMDs for Traditional IRA contracts with the RMD Wealth Guard death benefit” in “Accessing your money” later in this Prospectus.

If you take withdrawals from your Protected Benefit account during a calendar year in which you are receiving RMD payments under our Automatic RMD service or our RMD Wealth Guard withdrawal service, once the total amount of your withdrawals in that calendar year reach your RMD Wealth Guard withdrawal amount, your RMD Wealth Guard withdrawals will be suspended until the next calendar year. Additional withdrawals from the Investment account value will not suspend RMD Wealth Guard withdrawals under our Automatic RMD service or our RMD Wealth Guard withdrawal service.

For additional examples of how withdrawals affect your RMD Wealth Guard death benefit base, see Appendix VI later in this Prospectus. For information on how RMD payments affect your RMD Wealth Guard death benefit, see “RMDs for contracts with the RMD Wealth Guard death benefit” in “Accessing your money” later in this Prospectus.

The RMD Wealth Guard withdrawal service is not available under QPDC contracts. If you elect the RMD Wealth Guard death benefit for a QPDC contract, all withdrawals from your Protected Benefit account will reduce the RMD Wealth Guard death benefit base on a pro rata basis until the QPDC contract is converted to an IRA. After you convert the QPDC contract to an IRA contract you can elect the RMD Wealth Guard withdrawal service. A qualified plan participant, upon separation from service, may directly roll-over an eligible rollover distribution from the plan by converting the QPDC contract into an otherwise identical IRA contract which retains the RMD Wealth Guard death benefit. In that case, the RMDs can be taken without reducing the RMD Wealth Guard death benefit base. You should not elect the RMD Wealth Guard death benefit under a QPDC contract unless you intend to convert to an IRA prior to taking RMDs. See Appendix II, “Purchase considerations for QP participants”.

RMDs are not required to be withdrawn from a Roth IRA during your lifetime. Therefore, if you are considering converting your traditional IRA to a Roth IRA, prior to converting your IRA to a Roth IRA, you must drop the RMD Wealth Guard death benefit. For information on dropping this benefit, see “Dropping or changing your Guaranteed benefits” in “Contract features and benefits”, later in this prospectus and under Appendix I.

The RMD Wealth Guard death benefit is only available for traditional IRA and QPDC contracts.

RMD Wealth Guard Refund feature

If you elected the RMD Wealth Guard death benefit and your Protected Benefit account value falls to zero before the owner’s death, your RMD Wealth Guard death benefit terminates and we will refund 10% of the total of (a) minus (b), where

(a)	equals your total contributions and transfers to the Protected Benefit account; and

(b)	equals the total dollar amount of any Excess RMD withdrawals you have taken.

For example, assume that at the time your Protected Benefit account value fell to zero, your total contributions and transfers to the Protected Benefit account were $100,000 and you had taken a total of $10,000 in Excess RMD withdrawals. You will receive a refund equal to 10% of $90,000 ($100,000 - $10,000), or $9,000.

We will pay you the amount of any RMD Wealth Guard Refund as a lump sum. In certain circumstances, you may be able to roll over this payment into another IRA. Please consult your tax adviser. Also, please see “Withdrawals, payments and transfers of funds out of traditional IRAs” in the “Tax Information” section of this Prospectus for more information about possible tax consequences of any distribution from your contract.

If your Protected Benefit account falls to zero, your contract will also terminate unless you have amounts allocated to the Investment account. In this case, you will receive the RMD Wealth Guard Refund as a lump sum, your contract will continue and any remaining RMD payments will continue uninterrupted from your Investment account, beginning in the calendar year in which your Protected Benefit account falls to zero.

“Greater of” death benefit

Your “Greater of” death benefit has a benefit base. The benefit base is not an account value or cash value. It is equal to the greater of:

•	The benefit base computed for the Highest Anniversary Value death benefit (described immediately above); and

•	The Roll-up to age 80 benefit base.

The Roll-up to age 80 benefit base is used only in connection with the “Greater of” death benefit. It is equal to:

•	Your initial contribution and any subsequent contributions to the Protected Benefit account variable investment options, either directly or through the Special DCA program; plus

•	Any amounts contributed to the Special DCA program that are designated for future transfers to the Protected Benefit account variable investment options; plus

•	Any amounts transferred to the Protected Benefit account variable investment options; less

•	A deduction that reflects any “Excess withdrawal” amounts; less

•

A deduction that reflects (a) in the contract year of first funding, the dollar amount of any RMD from the Protected Benefit account taken through our RMD program and (b) in the subsequent contract years, the dollar amount of any RMD from the Protected Benefit account in excess of the Annual withdrawal amount taken through our RMD program; plus

•

Any “Deferral Roll-up amount” or “Annual Roll-up amount” minus a deduction that reflects any withdrawals up to the Annual withdrawal amount. A withdrawal from your Protected Benefit account in the first contract year in which the Protected Benefit account is funded is an Excess withdrawal. Any such withdrawal will reduce (i) your Roll-up to age 80 benefit base on a pro rata basis and (ii) your Annual Roll-up amount on a dollar-for-dollar basis, but not less than zero.

Either the Deferral Roll-up amount or the Annual Roll-up amount is credited to the benefit bases of your Guaranteed benefits on each contract date anniversary. These amounts are calculated by taking into account your Roll-up to age 80 benefit base from the preceding contract date anniversary, the applicable Roll-up rate under your contract, contributions and transfers to the Protected Benefit account during the contract year and for the Annual Roll-up amount, any withdrawals up to the Annual withdrawal amount during the contract year. A withdrawal from your Protected Benefit account in the first contract year in which the Protected Benefit account is funded is an Excess withdrawal. Any such withdrawal will reduce (i) your Roll-up to age 80 benefit base on a pro rata basis and (ii) your Annual Roll-up amount on a dollar-for-dollar basis, but not less than zero. However, a RMD withdrawal from our RMD program will not reduce your Annual Roll-up amount in the year you first fund your Protected Benefit account. The calculation of both the Deferral Roll-up amount and the Annual Roll-up amount are discussed later in this section.

In order to elect the “Greater of” death benefit, you must also elect the GMIB. Beginning with the contract year that follows the contract year in which you fund your Protected Benefit account, and until the contract year following age 80, if your Lifetime GMIB payments under the GMIB have not begun, you may withdraw up to your Annual withdrawal amount without reducing your Roll-up to age 80 benefit base. However, these same withdrawals will reduce the Annual Roll-up amount that would otherwise be applied to your Roll-up to age 80 benefit base at the end of the year. Remember that the Roll-up amount applicable under your contract does not become part of your Roll-up to age 80 benefit base until the end of the contract year. The portion of any withdrawal in excess of your Annual withdrawal amount will reduce your Roll-up to age 80 benefit base on a pro rata basis. See “Annual withdrawal amount and your Roll-up to age 80 benefit base” later in this section.

Unless you decline or elect a different annual reset option, you will be enrolled in the automatic annual reset program and your Roll-up to age 80 benefit base will automatically reset to equal the Protected Benefit account value, if higher, on every contract date anniversary from your contract date, up to the contract date anniversary following your 80th birthday or contract maturity, if earlier. See “Annual reset options” earlier in this section. The Roll-up to age 80 benefit base reset is described in more detail below.

From time to time, we may offer you some form of payment or incentive in return for terminating or modifying certain guaranteed benefits. See “Guaranteed benefit offers” later in this section for more information.

Annual Roll-up rate

The Annual Roll-up rate is used to calculate amounts credited to your Roll-up to age 80 benefit base for the contract year in which the first withdrawal is made from your Protected Benefit account and all subsequent contract years. The Annual Roll-up rate used for the Roll-up to age 80 component of the “Greater of” death benefit is always the same as the Annual Roll-up rate under your GMIB. This rate is calculated using the Ten-Year Treasuries Rate Formula. See “Annual Roll-up Rate” under “Guaranteed minimum income benefit” for more information regarding this formula.

A different Roll-up rate is used to calculate amounts credited to your Roll-up to age 80 benefit base in the contract years prior to the first withdrawal from your Protected Benefit account — the “Deferral Roll-up rate,” described below.

Deferral Roll-up rate

The Deferral Roll-up rate is used to calculate amounts credited to your Roll-up to age 80 benefit base through the end of the contract year that precedes the contract year in which the first withdrawal is made from your Protected Benefit account.

Beginning in the first contract year in which you fund your Protected Benefit account, the Roll-up amount credited to your Roll-up to age 80 benefit base at the end of the contract year (the “Deferral Roll-up amount”) will be calculated using the Deferral Roll-up rate. Once you take a withdrawal from your Protected Benefit account, the Deferral Roll-up amount will not be credited at the end of the contract year in which the withdrawal was taken and will terminate for the life of the contract. Instead, the Annual Roll-up amount will be credited. The Deferral Roll-up rate used for the Roll-up to age 80 component of the “Greater of” death benefit is always the same as the Deferral Roll-up rate under your GMIB. This rate is calculated using the Deferral Ten-Year Treasuries Rate Formula. See “Deferral Roll-up Rate” under “Guaranteed minimum income benefit” for more information regarding this formula.

The Deferral Roll-up rate is designed as an incentive to defer taking your first withdrawal from your Protected Benefit account until later contract years while potentially building greater Guaranteed benefit bases.

New business rates.  The new business Roll-up rates we set for the Roll-up to age 80 benefit base are the same as the new business rates we set for the GMIB and these new business rates will apply during the first seven contract years. See “New business rates” under “Guaranteed minimum income benefit” for more information.

Renewal rates.  The renewal Roll-up rates we set for the Roll-up to age 80 benefit base are the same as the renewal rates we set for the GMIB. For more information, see “Renewal rates” under “Guaranteed minimum income benefit.”

Notification of Renewal rates.  If you elected the “Greater of” death benefit at issue, your contract will indicate the Annual Roll-up rate and Deferral Roll-up rate that are in effect. These rates may not be the same rates that were illustrated prior to your purchase of the contract. If you choose to fund your “Greater of” death benefit (and your GMIB) after the new business rates have expired, you can contact a Customer Service Representative to find out the current Annual Roll-up rate and if applicable, Deferral Roll-up rate for your contract. In addition, your annual statement of contract values will show your current Renewal rates as well as the previous year’s Annual Roll-up rate or Deferral Roll-up rate (whichever applies) for your contract. The information can also be found online, through your Online Account Access.

Annual Roll-up amount and annual Roll-up to age 80 benefit base adjustment

The Annual Roll-up amount is an amount credited to your Roll-up to age 80 benefit base on each contract date anniversary if there has ever been a withdrawal from your Protected Benefit account. The Annual Roll-up amount adjustment to your Roll-up to age 80 benefit base is the primary way to increase the value of the Roll-up to age 80 component of your “Greater of” death benefit base. This amount is calculated by taking into account your Roll-up to age 80 benefit base from the preceding contract date anniversary, the Annual Roll-up rate under your contract, contributions and transfers to the Protected Benefit account during the contract year and any withdrawals up to the Annual withdrawal amount during the contract year. The crediting of any Annual Roll-up amount ends on the contract date anniversary following the owner reaching age 80. A withdrawal from your Protected Benefit account in the first contract year in which the Protected Benefit account is funded is an Excess withdrawal. Any such withdrawal will reduce (i) your Roll-up to age 80 benefit base on a pro rata basis and (ii) your Annual Roll-up amount on a dollar-for-dollar basis, but not less than zero. However, a RMD withdrawal from our RMD program will not reduce your Annual Roll-up amount in the year you first fund your Protected Benefit account.

Your Annual Roll-up amount at the end of the contract year is calculated as follows:

•	Your Roll-up to age 80 benefit base on the preceding contract date anniversary, multiplied by

•	The Annual Roll-up rate that was in effect on the first day of the contract year; less

•	Any withdrawals up to the Annual withdrawal amount resulting in a dollar-for-dollar reduction of the Annual Roll-up amount; plus
•	A pro-rated Roll-up amount for any contribution to the Protected Benefit account variable investment options during the contract year; plus

•

A pro-rated Roll-up amount for any transfer from the Investment account variable investment options and/or Guaranteed interest option to the Protected Benefit account variable investment options during the contract year; plus

•

A pro-rated Roll-up amount for any contribution amounts to the Special DCA program that are designated for future transfers to the Protected Benefit account variable investment options during the contract year.

A pro-rated Roll-up amount is based on the number of days in the contract year after the contribution or transfer. (Since there is no Annual withdrawal amount in the first contract year in which the Protected Benefit account is funded, any withdrawals in that year (other than RMD withdrawals from our RMD program) result in a dollar-for-dollar reduction of the Annual Roll-up amount (but not less than zero).)

In the event of your death, a pro-rated portion of the Roll-up amount will be added to the Roll-up to age 80 benefit base.

Withdrawals in excess of the Annual withdrawal amount may have a harmful effect on your Roll-up to age 80 benefit base and “Greater of” death benefit. A withdrawal in excess of your Annual withdrawal amount will always reduce your Roll-up to age 80 benefit base on a pro rata basis. When the owner reaches age 80, withdrawals will reduce your Roll-up to age 80 benefit base on a dollar-for-dollar basis up to your Annual withdrawal amount. For more information, see “How withdrawals affect your Guaranteed benefits” later in this section.

Deferral Roll-up amount and annual Roll-up to age 80 benefit base adjustment

The Deferral Roll-up amount is an amount credited to your Roll-up to age 80 benefit base on each contract date anniversary provided you have never taken a withdrawal from your Protected Benefit account. This amount is calculated by taking into account your Roll-up to age 80 benefit base from the preceding contract date anniversary, the applicable Deferral Roll-up rate under your contract, and contributions and transfers to the Protected Benefit account during the contract year. The Deferral Roll-up amount adjustment to your Roll-up to age 80 benefit base is the primary way to increase the value of the Roll-up to age 80 component of your “Greater of” death benefit base. The crediting of any Deferral Roll-up amount ends on the contract date anniversary following the owner reaching age 80.

Your Deferral Roll-up amount at the end of the contract year is calculated as follows:

•	your Roll-up to age 80 benefit base on the preceding contract date anniversary, multiplied by

•	the Deferral Roll-up rate that was in effect on the first day of the contract year; plus

•	A pro-rated Deferral Roll-up amount for any contribution to the Protected Benefit account variable investment options during the contract year; plus

•

A pro-rated Deferral Roll-up amount for any transfer from the Investment account and/or Guaranteed interest option to the Protected Benefit account variable investment options during the contract year; plus

•

A pro-rated Deferral Roll-up amount for any contribution amounts made during the contract year to the Special DCA program that are designated for future transfers to the Protected Benefit account variable investment options during the contract year.

A pro-rated Deferral Roll-up amount is based on the number of days in the contract year after the contribution or transfer.

In the event of your death, a pro-rated portion of the Deferral Roll-up amount will be added to the Roll-up to age 80 benefit base.

Roll-up to age 80 benefit base reset

This section describes how the Roll-up to age 80 benefit base reset works in connection with the calculation of your “Greater of” death benefit.

Unless you decline or elect a different annual reset option, you will be enrolled in the automatic annual reset program and your Roll-up to age 80 benefit base will automatically reset to equal the Protected Benefit account value, if higher, on every contract date anniversary from your contract date, up to the contract date anniversary following your 80th birthday or contract maturity, if earlier. See “Annual reset options” earlier in this section.

If a reset is not applicable on your contract date anniversary, the Roll-up to age 80 benefit base will not be eligible to be reset again until the next contract date anniversary. For jointly-owned contracts, eligibility to reset the Roll-up to age 80 benefit base is based on the age of the older owner. For non-naturally owned contracts, eligibility is based on the age of the annuitant or older joint annuitant.

We will send you a notice in each year that the Roll-up to age 80 benefit base is eligible to be reset. If you are not enrolled in either the automatic annual reset program or the automatic customized reset program you will have 30 days from your contract date anniversary to request a reset. At any time, you may choose one of the three available reset methods: one-time reset option, automatic annual reset program or automatic customized reset program. The procedures for choosing a reset method are the same procedures described under “GMIB benefit base reset” earlier in this section.

The total dollar amount charged may increase as a result of the reset, even if the charge for the “Greater of” death benefit has not been increased, since the charges may be applied to a higher “Greater of” death benefit base than would have been otherwise applied. See “Charges and expenses” later in this Prospectus for more information.

Annual withdrawal amount and your Roll-up to age 80 benefit base

If you elected the “Greater of” death benefit and the GMIB, both your Roll-up to age 80 benefit base and GMIB benefit base are calculated the same way until age 80. Therefore, your Roll-up to age 80 benefit base and GMIB benefit base are equal until age 80. Beginning after the contract date anniversary following the owner’s (or older joint owner, if applicable) 80th birthday, your Roll-up to age 80 benefit base will (i) no longer roll up; (ii) no longer be eligible for resets; and (iii) be reduced dollar-for-dollar by withdrawals up to your Annual withdrawal amount. In contrast, the roll ups and resets for the GMIB benefit base calculation continue until age 95. Therefore, after age 80, your Roll-up to age 80 benefit base and your GMIB benefit base may differ.

Withdrawals up to your Annual withdrawal amount affect your Roll-up to age 80 benefit base the exact same way as they affect your GMIB benefit base prior to the contract date anniversary following age 80. Beginning with the contract year that follows the contract year in which you first fund your Protected Benefit account, if Lifetime GMIB payments have not begun, you may withdraw up to your Annual withdrawal amount without reducing your Roll-up to age 80 benefit base.

It is important to note that withdrawals in excess of your Annual withdrawal amount will have a harmful effect on your Roll-up to age 80 benefit base and your “Greater of” death benefit. An Excess withdrawal reduces your Roll-up to age 80 benefit base on a pro rata basis. A withdrawal from your Protected Benefit account in the first contract year in which the Protected Benefit account is funded is an Excess withdrawal. A withdrawal that causes your Protected Benefit account value to go to zero will terminate your “Greater of” death benefit.

The reduction of your Roll-up to age 80 benefit base on a pro rata basis means that we calculate the percentage of your current Protected Benefit account value that is being withdrawn and we reduce your current Roll-up to age 80 benefit base by the same percentage. A pro rata withdrawal will have a significant adverse effect on your Roll-up to age 80 benefit base in cases where the Protected Benefit account value is less than the Roll-up to age 80 benefit base. For an example of how pro rata reduction works, see “How withdrawals affect your Guaranteed benefits” later in this section.

For contracts with non-natural owners, the Roll-up to age 80 benefit base will be based on the annuitant’s (or older joint annuitant’s) age.

Please see Appendix III later in this Prospectus for an example of how the Roll-up to age 80 benefit base that is part of the “Greater of” Guaranteed minimum death benefit is calculated.

If you change ownership of the contract, generally the Guaranteed minimum death benefit will automatically terminate, except under certain circumstances. See “Transfers of ownership, collateral assignments, loans and borrowing” in “More information” later in this Prospectus for more information.

The Guaranteed minimum death benefits are subject to state availability and your age at contract issue. For a state-by-state description of all material variations of this contract, see Appendix V later in this Prospectus.

For contracts with non-natural owners, the available death benefits are based on the annuitant’s age.

Please see both “Effect of your account values falling to zero” in “Determining your contract’s value” and “How withdrawals affect your Guaranteed benefits” later in this section and the section entitled “Charges and expenses” later in this Prospectus for more information on these Guaranteed benefits.

See Appendix III later in this Prospectus for examples of how the benefit bases for the Guaranteed minimum death benefits work.

How withdrawals affect your Guaranteed benefits

Except as otherwise described in this section, withdrawals from your Protected Benefit account will reduce your Guaranteed benefit bases on a pro rata basis. Reduction on a pro rata basis means that we calculate the percentage of your current Protected Benefit account value that is being withdrawn and we reduce your current Guaranteed benefit bases by the same percentage.

For example, if your Protected Benefit account value is $30,000 and you withdraw $12,000, you have withdrawn 40% of your Protected Benefit account value. If your Guaranteed benefit base was $40,000 before the withdrawal, it would be reduced by $16,000 ($40,000 X .40) and your new Guaranteed benefit base after the withdrawal would be $24,000 ($40,000 – $16,000).

If your Protected Benefit account value is greater than your Guaranteed benefit base, an Excess withdrawal will result in a reduction of your Guaranteed benefit base that will be less than the withdrawal. For example, if your Protected Benefit account value is $30,000 and you withdraw $12,000, you have withdrawn 40% of your Protected Benefit account value. If your Guaranteed benefit base was $20,000 before the withdrawal, it would be reduced by $8,000 ($20,000 X .40) and your new Guaranteed benefit base after the withdrawal would be $12,000 ($20,000 – $8,000).

A pro rata deduction means that if you take a withdrawal that reduces your Guaranteed benefit bases on a pro rata basis and your Protected Benefit account value is less than your Guaranteed benefit base, the amount of the Guaranteed benefit base reduction will exceed the amount of the withdrawal.

If you elected the GMIB with the Highest Anniversary Value death benefit or the “Greater of” death benefit and you take a withdrawal from your Protected Benefit account, your Highest Anniversary Value benefit base for the respective Guaranteed minimum death benefits will be reduced on a dollar-for-dollar basis by withdrawals up to the Annual withdrawal amount, and on a pro rata basis by Excess withdrawals. Note that any withdrawal from your Protected Benefit account in the first contract year in which the Protected Benefit account is funded is an Excess withdrawal. If you take a withdrawal from your Protected Benefit account and you did not elect the GMIB with the Highest Anniversary Value death benefit, your Highest Anniversary Value benefit base will be reduced on a pro rata basis.

Withdrawals affect your GMIB benefit base and Roll-up to age 80 benefit base, as follows:

•

A withdrawal from your Protected Benefit account in the contract year in which you first fund your Protected Benefit account will reduce your GMIB benefit base and Roll-up to age 80 benefit base on a pro rata basis.

•

Beginning with the contract year that follows the contract year in which you fund your Protected Benefit account, if your Lifetime GMIB payments have not begun, withdrawals up to your Annual withdrawal amount will not reduce your GMIB benefit base.

•

Beginning with the contract year that follows the contract year in which you fund your Protected Benefit account and until the contract date anniversary after age 80, if your Lifetime GMIB payments have not begun, withdrawals up to your Annual withdrawal amount will not reduce your Roll-up to age 80 benefit base.

•	Beginning on the contract date anniversary after age 80, withdrawals will reduce your Roll-up to age 80 benefit base on a dollar-for-dollar basis up to your Annual withdrawal amount.

•

The portion of a withdrawal in excess of your Annual withdrawal amount (“Excess withdrawal”) will always reduce your GMIB benefit base and Roll-up to age 80 benefit base on a pro rata basis. This means that once a withdrawal is taken that causes the sum of the withdrawals from your Protected Benefit account to exceed the Annual withdrawal amount, that portion of the withdrawal that exceeds the Annual withdrawal amount and any subsequent withdrawals from your Protected Benefit account in that contract year will reduce the GMIB benefit base and Roll-up to age 80 benefit base on a pro rata basis.

Withdrawals affect your RMD Wealth Guard death benefit base, as follows:

•	The full amount of any withdrawal from your Protected Benefit Account taken before the calendar year in which you turn age 70½ will reduce your RMD Wealth Guard death benefit base on a pro rata basis.

•

The full amount of any withdrawal from your Protected Benefit Account taken during your first contract year even if you turn age 70½ during that year, will reduce your RMD Wealth Guard death benefit on a pro rata basis.

•

The portion of a withdrawal from your Protected Benefit account that exceeds your RMD Wealth Guard withdrawal amount for the calendar year will reduce your RMD Wealth Guard death benefit base on a pro rata basis. This means that once you take a withdrawal that causes the sum of the withdrawals from your Protected Benefit account to exceed your RMD Wealth Guard withdrawal amount, that portion of the withdrawal that exceeds the RMD Wealth Guard withdrawal amount and any subsequent withdrawals from your Protected Benefit account in that calendar year, will reduce your RMD Wealth Guard death benefit base on a pro rata basis.

•

Other than during your first contract year, a withdrawal from your Protected Benefit account beginning with the calendar year in which you turn age 70½ will be treated as a RMD Wealth Guard withdrawal and will count towards your RMD Wealth Guard withdrawal amount. Withdrawals from your Protected Benefit account up to your RMD Wealth Guard withdrawal amount will not reduce your RMD Wealth Guard benefit base.

Please see Appendix VI later in this Prospectus for examples of how withdrawals affect your Guaranteed benefit bases. For information on how RMD payments affect your Guaranteed benefits, see “Lifetime required minimum distribution withdrawals” in “Accessing your money” later in this Prospectus. For information on how RMD payments affect your RMD Wealth Guard death benefit, see “RMDs for contracts with the RMD Wealth Guard death benefit” in “Accessing your money” later in this Prospectus. For information about the RMD Wealth Guard death benefit, see “RMD Wealth Guard death benefit” earlier in this Prospectus.

Dropping or changing your Guaranteed benefits

You can drop or change your Guaranteed benefits, subject to our rules. Your ability to do so depends on whether you have funded your Protected Benefit account. If you have not funded your Protected Benefit account, we call this a “pre-funding” drop or change. If you have funded your Protected Benefit account, we call this a “post-funding” drop. Also, in order to make a change to your Guaranteed minimum death benefit, you must meet the eligibility requirements for the new benefit. If you drop a Guaranteed benefit, you will not be permitted to add it back to your contract.

Pre-Funding Drop or Change

Prior to funding your Protected Benefit account, you can drop your GMIB, Guaranteed minimum death benefit, or change your Guaranteed minimum death benefit. The Return of Principal death benefit cannot be dropped prior to funding your Protected Benefit account. For contracts with the GMIB, the Guaranteed minimum death benefit generally cannot be changed without first dropping the GMIB. In Appendix I, we provide a chart that lists the possible Guaranteed benefit combinations under the Retirement Cornerstone® Series E contract and our rules for dropping and changing benefits prior to funding your Protected Benefit account.

Post-Funding Drop

If you funded your Protected Benefit account at issue and your contract has been in force for at least four years, you have the option to drop both your GMIB and Guaranteed minimum death benefit. Also, in some cases, you can drop your GMIB and retain your Guaranteed minimum death benefit. If you funded your Protected Benefit account after issue, you generally cannot drop your Guaranteed benefit(s)

until the later of: (i) the contract date anniversary following the date the Protected Benefit account was funded and (ii) four years from contract issue.

If you decide to drop all Guaranteed benefits post-funding, we require that you complete the administrative form we provide for this purpose. You must either take a full withdrawal of your Protected Benefit account or make a one-time transfer to the Investment account variable investment options and guaranteed interest option. The Guaranteed benefits and any applicable charges will be terminated as of the business day we receive the properly completed administrative form at our processing office. Please note that when a Guaranteed benefit (other than the Return of Principal death benefit) is dropped on any date other than a contract date anniversary, we will deduct a pro rata portion of the charge for that year.

For contracts with the GMIB, the Guaranteed minimum death benefit cannot be dropped without first dropping the GMIB. In Appendix I, we provide a chart that lists the possible Guaranteed benefit combinations under the Retirement Cornerstone® Series E contract and our rules for dropping and changing benefits if you have already funded your Protected Benefit account.

Please note that if you drop the GMIB from your contract, you may not retain the “Greater of“ GMDB.

Dropping or changing your Guaranteed benefits in the event of a fee change.  In the event that we exercise our contractual right to change the fee for the GMIB, “Greater of” death benefit, or RMD Wealth Guard death benefit, you may be given a one-time opportunity to drop your Guaranteed benefits or change your GMDB if it is not yet funded, subject to our rules. You may drop or change your Guaranteed benefits only within 30 days of the fee change notification. This right to drop or change your Guaranteed benefits is in addition to any other rights you may have, as described in Appendix I “Dropping or changing your Guaranteed benefits”. See “Fee changes for the Guaranteed minimum income benefit and “Greater of” death benefit“ in “Charges and expenses” and Appendix I “Dropping or changing your Guaranteed benefits” later in this Prospectus for more information.

Guaranteed benefit offers

From time to time, we may offer you some form of payment or incentive in return for terminating or modifying certain guaranteed benefits. Previously, we made offers to groups of contract owners that provided for an increase in account value in return for terminating their guaranteed death or income benefits. In the future, we may make additional offers to these and other groups of contract owners.

When we make an offer, we may vary the offer amount, up or down, among the same group of contract owners based on certain criteria such as account value , the difference between account value and any applicable benefit base, investment allocations and the amount and type of withdrawals taken. For example, for guaranteed benefits that have benefit bases that can be reduced on either a pro rata or dollar-for-dollar basis, depending on the amount of withdrawals taken, we may consider whether you have taken any withdrawal that has caused a pro rata reduction in your benefit base, as opposed to a dollar-for-dollar reduction. Also, we may increase or decrease offer amounts from offer to offer. In other words, we may make an offer to a group of contract owners based on an offer amount, and, in the future, make another offer based on a higher or lower offer amount to the remaining contract owners in the same group.

If you accept an offer that requires you to terminate a guaranteed benefit, we will no longer charge you for it, and you will not be eligible for any future offers related to that type of guaranteed benefit, even if such future offer would have included a greater offer amount or different payment or incentive.

Your right to cancel within a certain number of days

If for any reason you are not satisfied with your contract, you may exercise your cancellation right under the contract to receive a refund. To exercise this cancellation right, you must notify us with a signed letter of instruction electing this right, to our processing office within 10 days after you receive your contract. If state law requires, this “free look” period may be longer. Other state variations may apply. For a state-by-state description of all material variations of this contract, including specific information on your “free look” period, see Appendix V later in this Prospectus.

Generally, your refund will equal your Total account value under the contract on the day we receive notification of your decision to cancel the contract and will reflect (i) any investment gain or loss in the variable investment options (less the daily charges we deduct), (ii) any guaranteed interest in the guaranteed interest option, and (iii) any interest in the account for special dollar cost averaging (if applicable), through the date we receive your contract. Some states, however, require that we refund the full amount of your contribution (not reflecting (i), (ii) or (iii) above). Please refer to your contract or supplemental materials or contact us for more information. For any IRA contract returned to us within seven days after you receive it, we are required to refund the full amount of your contribution. When required by applicable law to return the full amount of your contribution, we will return the greater of your contribution or your contract’s cash value.

We may require that you wait six months before you may apply for a contract with us again if:

•	you cancel your contract during the free look period; or

•	you change your mind before you receive your contract.

Please note that if you exercise your right to cancel your contract, your refund amount will be returned to you and will not be restored to your Prior Contract. Please see “Tax information” later in this Prospectus for possible consequences of cancelling your contract.

If you fully convert an existing traditional IRA contract to a Roth IRA contract, you may cancel your Roth IRA contract and return to a traditional IRA contract. Our processing office, or your financial professional, can provide you with the cancellation instructions.

In addition to the cancellation right described above, you have the right to surrender your contract, rather than cancel it. Please see “Surrendering your contract to receive its cash value” in “Accessing your money” later in this Prospectus. Surrendering your contract may yield results different than canceling your contract, including a greater potential for taxable income. In some cases, your cash value upon surrender may be greater than your contributions to the contract. Please see “Tax information,” later in this Prospectus.

2. Determining your contract’s value

Your account value and cash value

Your “Total account value” is the total of: (i) the Protected Benefit account value, and (ii) the Investment account value. Your “Protected Benefit account value” is the total value you have in: (i) the Protected Benefit account variable investment options, and (ii) amounts in the Special DCA program designated for the Protected Benefit account variable investment options. Your “Investment account value” is the total value you have in: (i) the Investment account variable investment options, (ii) the guaranteed interest option, and (iii) amounts in the Special DCA program designated for the Investment account variable investment options and the guaranteed interest option. See “What are your investment options under the contract?” in “Contract features and benefits” for a detailed list of the Protected Benefit account variable investment options and Investment account variable investment options.

Your contract also has a “cash value.” Your contract’s cash value is equal to the Total account value, less: (i) the total amount or a pro rata portion of the annual administrative charge; and (ii) any optional benefit charges. Please see “Surrendering your contract to receive its cash value” in “Accessing your money” later in this Prospectus.

Your contract’s value in the variable investment options

Each variable investment option invests in shares of a corresponding Portfolio. Your value in each variable investment option is measured by “units.” The value of your units will increase or decrease as though you had invested it in the corresponding Portfolio’s shares directly. Your value, however, will be reduced by the amount of the fees and charges that we deduct under the contract.

The unit value for each variable investment option depends on the investment performance of that option, less daily charges for:

(i)	operations expenses;

(ii)	administration expenses; and

(iii)	distribution charges.

On any day, your value in any variable investment option equals the number of units credited to that option, adjusted for any units purchased for or deducted from your contract under that option, multiplied by that day’s value for one unit. The number of your contract units in any variable investment option does not change unless they are:

(i)	increased to reflect subsequent contributions;

(ii)	decreased to reflect withdrawals; or
(iii)	increased to reflect transfers into, or decreased to reflect a transfer out of, a variable investment option.

In addition, when we deduct any Guaranteed benefit charge, the number of units credited to your contract will be reduced. Your units are also reduced when we deduct the annual administrative charge. A description of how unit values are calculated can be found in the SAI.

Your contract’s value in the guaranteed interest option

Your value in the guaranteed interest option at any time will equal: your contributions and transfers to that option, plus interest, minus transfers and withdrawals out of the option, and charges we deduct.

Your contract’s value in the account for special dollar cost averaging

Your value in the account for special dollar cost averaging at any time will equal your contribution allocated to that option, plus interest, minus any amounts that have been transferred to the variable investment options you have selected, and charges we deduct.

Effect of your account values falling to zero

In general, your contract will terminate without value if your Total account value falls to zero as the result of withdrawals, or the payment of any applicable charges when due, or a combination of two, as described below:

•	If you have Investment account value only and it falls to zero as the result of withdrawals or the payment of any applicable charges, your contract will terminate.

•

Your Return of Principal, Highest Anniversary Value, and “Greater of” Guaranteed minimum death benefits will terminate without value if your Protected Benefit account value falls to zero as the result of withdrawals or the payment of any applicable charges. This will happen whether or not you also elected the GMIB or receive Lifetime GMIB payments. Unless you have amounts allocated to your Investment account, your contract will also terminate.

•

If you elected the RMD Wealth Guard death benefit and your Protected Benefit account value falls to zero, the RMD Wealth Guard death benefit will terminate. You will be eligible for a refund of 10% of your total contributions and transfers to the Protected Benefit account less the dollar amount of any Excess RMD withdrawals you have taken. For more information, see “RMD Wealth Guard Refund feature” in “Contract Features and Benefits” earlier in this Prospectus. Your contract will terminate, unless you have amounts allocated to the Investment account. Any remaining RMD payments from the Investment account will continue uninterrupted from the Investment account, beginning in the calendar year the Protected Benefit account falls to zero. See “RMD Wealth Guard death benefit” in “Contract features and benefits” earlier in this Prospectus; and “Tax information” later in the Prospectus for more information.

•

If you elected the GMIB and your Protected Benefit account value falls to zero as the result of the payment of any applicable charges or a withdrawal that is not an Excess withdrawal, you will receive Lifetime GMIB payments if the no lapse guarantee is still in effect, in accordance with the terms of the GMIB. Unless you have amounts allocated to your Investment account, your contract will also terminate.

•

If your Protected Benefit account value falls to zero due to an Excess withdrawal, your GMIB will terminate and you will not receive Lifetime GMIB payments. Unless you have amounts allocated to your Investment account, your contract will also terminate.

Certain withdrawals, even one that does not cause your Total account value to fall to zero, will be treated as a request to surrender your contract and terminate your Guaranteed minimum death benefit. See “Withdrawals treated as surrenders” in “Accessing your money.”

As discussed earlier in this Prospectus, we reserve the right to discontinue or limit your ability to make subsequent contributions to the contract or subsequent transfers or contributions to the Protected Benefit account variable investment options, either directly or through the Special DCA program. If we exercise this right, you will not have the ability to fund the contract and any Guaranteed benefits in order to avoid contract and/or Guaranteed benefit termination.

Withdrawals and/or deductions of charges during or following a period of poor market performance in which your account values decrease, increases the possibility that such a withdrawal or deduction could cause your account values to fall to zero.

3. Transferring your money among investment options

Transferring your account value

At any time before the date annuity payments are to begin, you can transfer some or all of your Total account value among the investment options, subject to the following:

•	You may not transfer any amount to the Special DCA program.

•

Amounts allocated to the Investment account variable investment options or guaranteed interest option can be transferred among the Investment account variable investment options. If you elect the “Greater of” GMDB, you may transfer amounts allocated to the Investment account variable investment options and the guaranteed interest option to the Protected Benefit account variable investment options through age 70 or, if later, until your first contract date anniversary. If you do not elect the “Greater of” GMDB, Highest anniversary Death Benefit or RMD Wealth Guard death benefit and you select the GMIB, you may transfer amounts allocated to the Investment account variable investment options and the guaranteed interest option to the Protected Benefit account variable investment options through age 80 or, if later, until your first contract date anniversary. Transfers into your Protected Benefit account will be allocated in accordance with your allocation instructions on file. See the limitations on amounts that may be transferred out of the guaranteed interest option below.

•

If you elect the Highest anniversary death benefit, you may transfer amounts allocated to the Investment account variable investment options and the guaranteed interest option to the Protected Benefit account variable investment options through age 80.

•

If you elect the RMD Wealth Guard death benefit, you may transfer amounts allocated to the Investment account variable investment options and the guaranteed interest option to the Protected Benefit account variable investment options at any time prior to your 69th birthday, or if later, your first contract date anniverary, subject to the rules and limitations described below:

—	If you are under age 65, you may transfer 100% of your Investment account value variable investment options to the Protected Benefit account variable investment options.

—

If you were age 20-64 on your contract date, and are now age 65 or older, the maximum amount you may transfer to the Protected Benefit account is equal to your Investment account value as of the transaction date minus your total contributions to the Investment account from age 65 through age 68. For purposes of this calculation, “total contributions” excludes contributions you made to the Investment account prior to your first contract date anniversary.

For example, assume you were 64 1/2 on your contract date, you elected the RMD Wealth Guard death benefit, you are now 68 years old and your Investment account value on the date of your transfer request is $30,000. Further assume that your total contributions to the Investment Account from age 65 to 68 were equal to $20,000, but of that amount $5,000 was contributed before your first contract date anniversary. The maximum amount you may transfer from the Investment account variable investment options to the Protected Benefit account variable investment options is $15,000 ($30,000 - ($20,000 - $5,000)).

—

If you elected the RMD Wealth Guard death benefit and were age 65-68 on your contract date, you may transfer 100% of your Investment account value variable investment options to the Protected Benefit account variable investment options.

•

Amounts invested in the Protected Benefit account variable investment options can only be transferred among the Protected Benefit account variable investment options. Transfers out of the Protected Benefit account variable investment options into the Investment account variable investment options or guaranteed interest option are not permitted. However, if the owner elects to drop all Guaranteed benefits, the entire Protected Benefit account value must be withdrawn from the contract or transferred into the Investment account variable investment options or guaranteed interest option. See “Dropping or changing your Guaranteed benefits” in “Contract features and benefits” earlier in this Prospectus. See the limitations on amounts that may be transferred into the guaranteed interest option below.

•

Once a withdrawal is taken from your Protected Benefit account, you cannot make additional contributions to your Protected Benefit account. You may, however, be able to continue to make transfers from your Investment account to the Protected Benefit account variable investment options until such time as you make a subsequent contribution to your Investment account, at which point transfers into the Protected Benefit account will no longer be available. A subsequent contribution received by us in the first 90 calendar days after your contract is issued will not be counted towards shutting down transfers to your Protected Benefit account. See “How withdrawals affect your Guaranteed benefits” in “Contract features and benefits” earlier in this Prospectus.

•

A transfer into the guaranteed interest option will not be permitted if such transfer would result in more than 25% of the Total account value being allocated to the guaranteed interest option, based on the Total account value as of the previous business day. This restriction is waived for amounts transferred from a dollar cost averaging program into the guaranteed interest option.

•	We reserve the right to restrict transfers into and among variable investment options, including limitations on the number, frequency, or dollar amount of transfers.

•

We may charge a transfer charge for any transfers in excess of 12 transfers in a contract year. For more information, see “Transfer charge” under “Charges that the Company deducts” in “Charges and expenses” later in this Prospectus.

•	For transfer restrictions regarding disruptive transfer activity, see “Disruptive transfer activity” below.

•

The maximum amount that may be transferred from the guaranteed interest option to any investment option (including amounts transferred pursuant to the fixed-dollar option and interest sweep option dollar cost averaging programs described under “Allocating your contributions” in “Contract features and benefits” earlier in this Prospectus) in any contract year is the greatest of:

(a)	25% of the amount you have in the guaranteed interest option on the last day of the prior contract year; or

(b)	the total of all amounts transferred at your request from the guaranteed interest option to any of the investment options in the prior contract year; or

(c)	25% of amounts transferred or allocated to the guaranteed interest option during the current contract year.

From time to time, we may remove the restrictions regarding transferring amounts out of the guaranteed interest option. If we do so, we will tell you by way of a supplement to this Prospectus. We will also tell you at least 45 days in advance of the day that we intend to reimpose the transfer restrictions. When we reimpose the transfer restrictions, if any dollar cost averaging transfer out of the guaranteed interest option causes a violation of the 25% outbound restriction, that dollar cost averaging program will be terminated for the current contract year. A new dollar cost averaging program can be started in the next or subsequent contract years.

You may request a transfer in writing (using our specific form) through Online Account Access. You must send in all written transfer requests on the specific form we provide directly to our processing office. We will confirm all transfers in writing.

Please see “Allocating your contributions” in “Contract features and benefits” for more information about your role in managing your allocations.

Disruptive transfer activity

You should note that the contract is not designed for professional “market timing” organizations, or other organizations or individuals engaging in a market timing strategy. The contract is not designed to accommodate programmed transfers, frequent transfers or transfers that are large in relation to the total assets of the underlying Portfolio.

Frequent transfers, including market timing and other program trading or short-term trading strategies, may be disruptive to the underlying Portfolios in which the variable investment options invest. Disruptive transfer activity may adversely affect performance and the interests of long-term investors by requiring a Portfolio to maintain larger amounts of cash or to liquidate Portfolio holdings at a disadvantageous time or price. For example, when market timing occurs, a Portfolio may have to sell its holdings to have the cash necessary to redeem the market timer’s investment. This can happen when it is not advantageous to sell any securities, so the Portfolio’s performance may be hurt. When large dollar amounts are involved, market timing can also make it difficult to use long-term investment strategies because a Portfolio cannot predict how much cash it will have to invest. In addition, disruptive transfers or purchases and redemptions of portfolio investments may impede efficient portfolio management and impose increased transaction costs, such as brokerage costs, by requiring the portfolio manager to effect more frequent purchases and sales of portfolio securities. Similarly, a Portfolio may bear increased administrative costs as a result of the asset level and investment volatility that accompanies patterns of excessive or short-term trading. Portfolios that invest a significant portion of their assets in foreign securities or the securities of small- and mid-capitalization companies tend to be subject to the risks associated with market timing and short-term trading strategies to a greater extent than Portfolios that do not. Securities trading in overseas markets present time zone arbitrage opportunities when events affecting Portfolio securities values occur after the close of the overseas market but prior to the close of the U.S. markets. Securities of small- and mid-capitalization companies present arbitrage opportunities because the market for such securities may be less liquid than the market for securities of larger companies, which could result in pricing inefficiencies. Please see the prospectuses for the underlying Portfolios for more information on how Portfolio shares are priced.

We currently use the procedures described below to discourage disruptive transfer activity. You should understand, however, that these procedures are subject to the following limitations: (1) they primarily rely on the policies and procedures implemented by the underlying Portfolios; (2) they do not eliminate the possibility that disruptive transfer activity, including market timing, will occur or that portfolio performance will be affected by such activity; and (3) the design of market timing procedures involves inherently subjective judgments, which we seek to make in a fair and reasonable manner consistent with the interests of all contract owners.

We offer investment options with underlying Portfolios that are part of EQ Premier VIP Trust and EQ Advisors Trust (together, the “affiliated trusts”), as well as investment options with underlying Portfolios of outside trusts with which the Company has entered participation agreements (the “unaffiliated trusts” and, collectively with the affiliated trusts, the “trusts”). The affiliated trusts have adopted policies and procedures regarding disruptive transfer activity. They discourage frequent purchases and redemptions of Portfolio shares and will not make special arrangements to accommodate such transactions. They aggregate inflows and outflows for each Portfolio on a daily basis. On any day when a Portfolio’s net inflows or outflows exceed an established monitoring threshold, the affiliated trust obtains from us contract owner trading activity. The affiliated trusts currently consider transfers into and out of (or vice versa) the same variable investment option within a five business day period as potentially disruptive transfer activity.

When a contract is identified in connection with potentially disruptive transfer activity for the first time, a letter is sent to the contract owner explaining that there is a policy against disruptive transfer activity and that if such activity continues certain transfer privileges may be eliminated. If and when the contract owner is identified a second time as engaged in potentially disruptive transfer activity under the contract, we currently prohibit the use of voice, fax and automated transaction services. We currently apply such action for the remaining life of each affected contract. We or a trust may change the definition of potentially disruptive transfer activity, the monitoring procedures and thresholds, any notification procedures, and the procedures to restrict this activity. Any new or revised policies and procedures will apply to all contract owners uniformly. We do not permit exceptions to our policies restricting disruptive transfer activity.

Each unaffiliated trust may have its own policies and procedures regarding disruptive transfer activity. If an unaffiliated trust advises us that there may be disruptive activity from one of our contract owners, we will work with the unaffiliated trust to review contract owner trading activity. Each trust reserves the right to reject a transfer that it believes, in its sole discretion, is disruptive (or potentially disruptive) to the management of one of its Portfolios. Please see the prospectuses for the trusts for more information.

It is possible that a trust may impose a redemption fee designed to discourage frequent or disruptive trading by contract owners. As of the date of this Prospectus, the trusts had not implemented such a fee. If a redemption fee is implemented by a trust, that fee, like any other trust fee, will be borne by the contract owner.

Contract owners should note that it is not always possible for us and the underlying trusts to identify and prevent disruptive transfer activity. In addition, because we do not monitor for all frequent trading at the separate account level, contract owners may engage in frequent trading which may not be detected, for example, due to low net inflows or outflows on the particular day(s). Therefore, no assurance can be given that we or the trusts will successfully impose restrictions on all potentially disruptive transfers. Because there is no guarantee that disruptive trading will be stopped, some contract owners may be treated differently than others, resulting in the risk that some contract owners may be able to engage in frequent transfer activity while others will bear the effect of that frequent transfer activity. The potential effects of frequent transfer activity are discussed above.

Rebalancing among your Investment account variable investment options and guaranteed interest option

We offer two rebalancing programs that you can use to automatically reallocate your Investment account value among your Investment account variable investment options and the guaranteed interest option. Option I allows you to rebalance your Investment account value among the Investment account variable investment options. Option II allows you to rebalance your Investment account value among the Investment account variable investment options and the guaranteed interest option.

To enroll in one of our rebalancing programs, you must notify us in writing or through Online Account Access and tell us:

(a)	the percentage you want invested in each investment option (whole percentages only), and

(b)	how often you want the rebalancing to occur (quarterly, semiannually, or annually on a contract year basis).

Rebalancing will occur on the same day of the month as the contract date. If a contract is established after the 28th, rebalancing will occur on the first business day of the month following the contract date. If you elect quarterly rebalancing, the rebalancing in the last quarter of the contract year will occur on the contract date anniversary.

Once it is available, you may elect or terminate the rebalancing program at any time. You may also change your allocations under the program at any time. Once enrolled in the rebalancing program, it will remain in effect until you instruct us in writing to terminate the program. Requesting an investment option transfer while enrolled in our rebalancing program will not automatically change your allocation instructions for rebalancing your account value. This means that upon the next scheduled rebalancing, we will transfer amounts among your investment options pursuant to the allocation instructions previously on file for your program. Changes to your allocation instructions for the rebalancing program (or termination of your enrollment in the program) must be in writing and sent to our processing office. Termination requests can be made online through Online Account Access. See “How to reach us” in “The Company” earlier in this Prospectus. There is no charge for the rebalancing feature.

Rebalancing does not assure a profit or protect against loss. You should periodically review your allocation percentages as your needs change. You may want to discuss the rebalancing program with your financial professional before electing the program.

While your rebalancing program is in effect, we will transfer amounts among the applicable investment options so that the percentage of your Investment account value that you specify is invested in each option at the end of each rebalancing date.

If you select Option II, you will be subject to our rules regarding transfers from the guaranteed interest option to the Investment account variable investment options. These rules are described in “Transferring your account value” earlier in this section. Under Option II, a transfer into or out of the guaranteed interest option to initiate the rebalancing program will not be permitted if such transfer would violate these rules. If this occurs, the rebalancing program will not go into effect.

You may not elect Option II if you are participating in any dollar cost averaging program. You may not elect Option I if you are participating in the general dollar cost averaging program.

Our optional rebalancing programs are not available for amounts allocated to the Protected Benefit account variable investment options. For information about rebalancing among the Protected Benefit account variable investment options, see the section below.

Rebalancing among your Protected Benefit account variable investment options

You can rebalance your Protected Benefit account value by submitting a request to rebalance as of the date we receive your request, however, scheduled recurring rebalancing is not available. Therefore, any subsequent rebalancing transactions would require a subsequent rebalancing request. Your rebalance request must indicate the percentage you want rebalanced in each investment option (whole percentages only). You can rebalance only to the investment options available in your Protected Benefit account.

When we rebalance your Protected Benefit account, we will transfer amounts among the investment options so that the percentage of your account value in each option at the end of the rebalancing date matches the most recent allocation instructions that we have on file. Rebalancing does not assure a profit or protect against loss, so you should periodically review your allocation percentages as your needs change.

Systematic transfer program

Under the systematic transfer program, you may elect to have amounts from the Investment account variable investment options and the guaranteed interest option transferred to the Protected Benefit account variable investment options. This can be done on a quarterly, semi-annual or annual basis. There are four transfer options available under this program.

Please check with your financial professional or one of our customer service representatives regarding the availability of our Systematic transfer program options.

(i)

Fixed dollar. Under this option, you can transfer a specified dollar amount, subject to a minimum of $50. The dollar amount you select cannot be changed while the program is in effect. If your Investment account value on the transfer date is $50 or less, and you have not elected the systematic transfer program to be in effect for a specified period of time, we will transfer the entire amount and the program will end.

(ii)

Fixed percentage. Under this program, you can transfer a specified percentage of your Investment account as of the date of the transfer. The percentage you select cannot be changed while the program is in effect. If your Investment account value on the transfer date is $50 or less, and you have not elected the systematic transfer program to be in effect for a specified period of time, we will transfer the entire amount and the program will end.

(iii)

Transfer the gains. Under this option, you can transfer amounts in excess of your “total net contributions” (described below) made to the Investment account as of the date of the transfer. The calculated amount to be transferred must be $50 or greater in order for the transfer to occur. If you elect this option after issue, the first transfer will be for all gains in the Investment account as of the date of the transfer. If there are no gains in the Investment account, a transfer will not occur.

(iv)

Transfer the gains in excess of a specified percentage. Under this option, you can transfer amounts in excess of a specified percentage of your “total net contributions” (described below) made to the Investment account as of the date of the sweep. There is no restriction on the maximum percentage you can request, however, the specified percentage cannot be changed while the program is in effect. Also, the calculated amount to be transferred must be $50 or greater in order for the transfer to occur. If you elect this option after issue, the first transfer will be for all gains in the Investment account in excess of a specified percentage. If there are no gains in the Investment account, a transfer will not occur.

For all options, you may elect the systematic transfer program to be in effect for a specified period of time. If you elect the systematic transfer program to be in effect for a specified period of time, the program will continue in effect until the end of the specified period of time or, if earlier, the date you are no longer eligible to transfer amounts into the Protected Benefit account. Any contributions made to the Investment account while the program is in effect will be subject to transfer or sweep to the Protected Benefit account until the date you are no longer eligible to transfer amounts into the Protected Benefit account.

For options (iii) and (iv), the “net contribution amount” is the total contributions made to the Investment account, adjusted for withdrawals and all transfers to the Protected Benefit account. All subsequent contributions made to the Investment account will increase the net contribution amount by the dollar amount of the contribution as of the transaction date of the contribution. All withdrawals and ad hoc transfers from the

Investment account will be withdrawn or transferred — gains first. The net contribution amount will only be reduced by a withdrawal or transfer to the extent that the withdrawal or transfer is in excess of “gains” in the Investment account on the date of the transfer. For this purpose, “gains” is equal to the Investment account value immediately prior to the withdrawal or transfer in excess of net contribution.

Please note the following under the Systematic transfer program:

•

As noted above, transfers can be made on a quarterly, semi-annual or annual basis. You can choose a start date for transfers but it cannot be later than the 28th day of the month or later than one year from the date you enroll. The frequency for transfers cannot be changed while the program is in effect. If you decide you want to change the frequency of transfers, you must cancel your current program and re-enroll in the program.

•

Each transfer will be pro-rated from all of your investment options in the Investment account, except for amounts allocated to the Special DCA program. If either option (iii) or (iv) is selected and there are amounts allocated to the Special DCA program, the calculation of the sweep will use your Investment account value (including any amounts in the Special DCA program that are designated for future transfers to the Investment account). However, once the amount to be transferred is calculated, the transfer will be pro-rated from the Investment account variable investment options and the Guaranteed interest option. No amounts will be transferred from the Special DCA program.

•

Under the Fixed percentage option, the calculation of the transfer will not include any amounts in the Special DCA program and the transfer will be pro-rated from the Investment account variable investment options and the guaranteed interest option.

•	All transfers to the Protected Benefit account variable investment options will be in accordance with your allocation instructions on file.

•

An ad hoc transfer from the Investment account to the Protected Benefit account that is not part of the Systematic transfer program will not terminate the program. Please note, however, that a transfer under options (iii) or (iv) could decrease the net contribution amount that is used to determine the gains on each transfer date.

•	You can only have one Systematic transfer program in effect at any one time.

•	You can cancel your Systematic transfer program at any time.

•	Transfers under your Systematic transfer program do not count toward the transfers under the contract that may be subject to a transfer charge.

•	The Systematic transfer program is available with any dollar cost averaging program available under your contract.
•

You can elect a rebalancing program for your Investment account value while the Systematic transfer program is in effect. If a rebalancing transaction date and Systematic transfer program transaction date happen to be on the same Business day, the transfer under the Systematic transfer program will be processed first. Then, we will process the rebalancing of your Investment account value.

•	If all Guaranteed benefits are dropped post-funding of the Protected Benefit account, your Systematic transfer program will be terminated.

•

If we exercise our right to discontinue contributions and/or transfers to the Protected Benefit account variable investment options, or if you are unable to make subsequent contributions and/or transfers to the Protected Benefit account variable investment options due to any other contribution or transfer restriction, your Systematic transfer program will be terminated.

•	If you make a contribution to your Investment account following your first withdrawal from the Protected Benefit account, your Systematic transfer program will be terminated.

•	Transfers under a Systematic transfer program are subject to the limitations specified in “Transferring your account value” earlier in this section.

4. Accessing your money

Withdrawing your account value

You have several ways to withdraw your Total account value before payments begin. The table below shows the methods available under each type of contract.

Your account value could become insufficient due to withdrawals and/or poor market performance. For information on how withdrawals affect your Guaranteed benefits and potentially cause your contract to terminate, please see “Effect of your account values falling to zero” in “Determining your contract’s value” earlier in this Prospectus and “How withdrawals affect your Guaranteed benefits” in “Contract features and benefits” earlier in this Prospectus.

If you take a withdrawal from the Protected Benefit account variable investment options, the withdrawal may impact your existing benefits and you will no longer be permitted to make subsequent contributions into the Protected Benefit account variable investment options. The first withdrawal from your Protected Benefit account may also affect the applicable Roll-up rate used in calculating certain Guaranteed benefits. See “How you can purchase and contribute to your contract” and “Annual Roll-up rate” and “Deferral Roll-up rate” under “Guaranteed minimum income benefit” in “Contract features and benefits” earlier in this Prospectus and “Rules regarding contributions to your contract” in Appendix VII later in this Prospectus for more information.

Method of withdrawal
Contract	Auto- matic payment plans(1)	Partial	Syste- matic(2)	Pre-age 59 1/2 sub- stantially equal	Lifetime required minimum distribu- tion
NQ	Yes	Yes	Yes	No	No
Traditional IRA	Yes	Yes	Yes	Yes	Yes
Roth IRA	Yes	Yes	Yes	Yes	No
QP(3)	Yes	Yes	No	No	No
(1)	Available for contracts with GMIB only.
(2)	Available for withdrawals from your Investment account variable investment options and guaranteed interest option only.
(3)	All payments are made to the plan trust as the owner of the contract. See “Appendix II: Purchase considerations for QP contracts” later in this Prospectus.

Automatic payment plans

(For contracts with GMIB)

You may take automatic withdrawals from your Protected Benefit account under either the Maximum payment plan or the Customized payment plan, as described below. Under either plan, you may take withdrawals on a monthly, quarterly or annual basis. The first payment date cannot be more than one full payment period from the date the enrollment form is received at our processing office. If a later date is specified, we will not process your enrollment form. You may change the payment frequency of your withdrawals at any time, and the change will become effective on the next contract date anniversary.

You may elect either the Maximum payment plan or the Customized payment plan beginning in the contract year that follows the contract year in which you first fund your Protected Benefit account. You must wait at least 28 days from enrollment in a plan before automatic payments begin. We will make the withdrawals on any day of the month that you select as long as it is not later than the 28th day of the month. However, you must elect a date that is more than three calendar days prior to your contract date anniversary.

Each scheduled payment cannot be less than $50. If scheduled payments would be less than $50, the program will be terminated. This applies even if an RMD withdrawal causes the reduction of scheduled amounts below $50. Scheduled payments are taken pro rata from all Protected Benefit account variable investment options. Scheduled payments are not taken out of the Special DCA programs.

If you take a partial withdrawal while an automatic payment plan is in effect:

•

After scheduled payments begin, a partial withdrawal (together with all withdrawals to date in the contract year) that exceeds the Annual withdrawal amount will terminate the program. You may set up a new program immediately, but it will not begin until the next contract year.

•

After scheduled payments begin, a partial withdrawal (together with all withdrawals to date in the contract year) that is less than or equal to the Annual withdrawal amount may cause payments to be suspended until the next contract year once the full Annual withdrawal amount for that contract year has been paid out. After a partial withdrawal is taken, you will continue to receive scheduled payments without a disruption in payments until the Annual withdrawal amount is paid out. After the full Annual withdrawal amount has been paid out, the program will be suspended for the remainder of the contract year.

Maximum payment plan

If you have funded the GMIB, the Maximum payment plan is available beginning in the contract year that follows the contract year in which you first fund your Protected Benefit account. Under the Maximum payment plan, you can request us to pay you the Annual withdrawal amount as scheduled payments. The payment amount may increase or decrease annually as the result of a change in the Annual Roll-up rate. Also, the payment amount may increase as the result of a reset of your GMIB benefit base.

For monthly or quarterly payments, the Annual withdrawal amount will be divided by 12 or 4 (as applicable). The program is designed to pay the entire Annual withdrawal amount in each contract year, regardless of whether the program is started at the beginning of the contract year or on some other date during the contract year. Consequently, a program that commences on a date other than during the first month or quarter, as applicable, following a contract date anniversary will account for any payments that would have been made since the beginning of the contract year, as if the program were in effect on the contract date anniversary. A catch-up payment will be paid for the number of payment dates that have elapsed from the beginning of the contract year up to the date the enrollment is processed. The catch-up payment is made immediately when the Maximum payment plan enrollment is processed. Thereafter, scheduled payments will begin one payment period later.

A partial withdrawal taken in the same contract year prior to enrollment in the Maximum payment plan will have the following effect:

•	If the amount of the partial withdrawal is more than the Annual withdrawal amount, we will not process your enrollment form.

•	If the amount of the partial withdrawal is less than the Annual withdrawal amount, then the partial withdrawal will be factored into the Maximum payment plan payments for that contract year.

•

Annual frequency: If the amount of the partial withdrawal is less than the Annual withdrawal amount, the remaining Annual withdrawal amount is paid on the date the enrollment form is processed or a later date selected by the owner. You may not select a date later than the next contract date anniversary.

•	A partial withdrawal that is taken after you are enrolled in the program but before the first payment is made terminates the program.

Customized payment plan

Please check with your financial professional or one of our customer service representatives regarding the availability of our Customized payment plan options.

If you have funded the GMIB, the Customized payment plan is available beginning in the contract year that follows the contract year in which you first fund your Protected Benefit account. Currently, any of the following five Customized payment plan options can be elected. For options that are based on a withdrawal percentage, the specified percentage is applied to your GMIB benefit base as of the most recent contract date anniversary. See “Annual withdrawal amount” in “Guaranteed minimum income benefit” under “Contract features and benefits” earlier in this Prospectus.

The following payment options can be elected under the Customized payment plan. For options (i)-(iii) and (v), your payment may increase or decrease annually as the result of a change in the Annual Roll-up rate. Also, the payment amount may increase as the result of a reset of your GMIB benefit base.

(i)

Guaranteed minimum percentage: You can request us to pay you as scheduled payments a withdrawal amount based on a withdrawal percentage that is fixed at the lowest guaranteed Annual Roll-up rate of 4%.

(ii)

Fixed percentage below the Annual Roll-up rate: You can request us to pay you as scheduled payments a withdrawal amount based on the applicable Annual Roll-up rate minus a fixed percentage for each contract year. If in any contract year the calculation would result in a payment that is less than 4%, your withdrawal percentage for that contract year will be 4%. In other words, the withdrawal percentage can never be less than 4%. Your percentage requests must be in increments of 0.50%.

(iii)

Fixed percentage: You can request us to pay you as scheduled payments a withdrawal amount based on a fixed percentage. The percentage may not exceed the Annual Roll-up rate in any contract year. If in any contract year the fixed percentage is greater than your Annual Roll-up rate for that contract year, we will pay you only the Annual withdrawal amount as scheduled payments for that contract year. Your percentage requests must be in increments of 0.50%.

(iv)

Fixed dollar amount: You can request us to pay you as scheduled payments a fixed dollar withdrawal amount each contract year. The fixed dollar amount may not exceed your Annual withdrawal amount in any contract year. If in any contract year the fixed dollar amount is greater than your Annual withdrawal amount, we will pay you as scheduled payments only your Annual withdrawal amount.

(v)

Fixed dollar amount or fixed percentage from both your Protected Benefit account and your Investment account: You can request us to pay you a fixed dollar amount or fixed percentage as scheduled payments that may be greater than your Annual withdrawal amount. The Annual withdrawal amount will be withdrawn from your Protected Benefit account. We will pay you any requested amount that is in excess of your Annual withdrawal amount from your Investment account. If in any contract year there is insufficient value in the Investment account to satisfy your requested fixed dollar or fixed percentage withdrawal, we will pay you the maximum amount that can be withdrawn from your Annual withdrawal amount and your Investment account as scheduled payments for that contract year even though this amount will be less than you requested.

For examples of how withdrawals affect your Guaranteed benefit bases, see Appendix VI later in this Prospectus.

Partial withdrawals and surrenders

You may take partial withdrawals from your contract at any time. All withdrawal requests must be made on a specific form provided by us. Please see “How to reach us” under “The Company” earlier in this Prospectus for more information. Currently, the minimum withdrawal amount is $300. For discussion on how amounts can be withdrawn, see “How withdrawals are taken from your Total account value” below. You can also surrender your contract at any time.

Any request for a partial withdrawal that results in an Excess withdrawal will suspend your participation in either the Maximum payment plan or Customized payment plan.

Systematic withdrawals

(All contracts except QP)

You may take systematic withdrawals of a particular dollar amount, a particular percentage of, or a specific investment option from your Investment account variable investment options and guaranteed interest option. If there is insufficient account value in the specific investment option you elected, your systematic withdrawals will continue from the remaining Investment account variable investment option or the guaranteed interest option on a pro rata basis.

You may elect a systematic withdrawal option up to 100% of your Investment account value. However, if you elect a systematic withdrawal option in excess of these limits, and make a subsequent contribution to your Investment account, the systematic withdrawal option will be terminated. You may then elect a new systematic withdrawal option within the limits described in the preceding paragraph.

If you elect our systematic withdrawal program, you may request to have your withdrawals made on any day of the month, subject to the following restrictions:

•	You must select a date that is more than three calendar days prior to your contract date anniversary; and

•	You cannot select the 29th, 30th or 31st.

If you do not select a date, we will make the withdrawals the same day of the month as the day we receive your request to elect the program, subject to the same restrictions listed above. If you have also elected a GMIB Automatic payment plan, unless you instruct us otherwise, your systematic withdrawal option withdrawals will be on the same date as your automatic payment plan. You must wait at least 28 days after your contract is issued before your systematic withdrawals can begin.

You may elect to take systematic withdrawals at any time.

If the systematic withdrawal option is elected with an Automatic payment plan, the payment frequency will be the same as the Automatic payment plan.

You may change the payment frequency, or the amount or the percentage of your systematic withdrawals, once each contract year. However, you may not change the amount or percentage in any contract year in which you have already taken a partial withdrawal. You can cancel the systematic withdrawal option at any time.

If you take a partial withdrawal while you are taking systematic withdrawals, your systematic withdrawal option will be terminated. You may then elect a new systematic withdrawal option.

Substantially equal withdrawals

(Traditional IRA and Roth IRA contracts only)

We offer our “substantially equal withdrawals option” to allow you to receive distributions from your contract without triggering the 10% additional federal income tax penalty, which normally applies to distributions made before age 59 1/2. Substantially equal withdrawals are also referred to as “72(t) exception withdrawals”. See “Tax information” later in this Prospectus. The substantially equal withdrawals option is available only if 100% of your Total account value is allocated to either the Protected Benefit account or the Investment account. This option is not available if your Total account value is split between the Protected Benefit account and the Investment account at the time you elect this option. If you elect to take substantially equal withdrawals, you may not elect any other automated withdrawal program. Once you have elected substantially equal withdrawals, amounts can be allocated to either or both the Investment account and the Protected Benefit account.

If you elect our substantially equal withdrawals option, we calculate the permissible distributions for you using one of the IRS-approved methods for doing this. You should be aware that the portion of any withdrawal from the Protected Benefit account that is in excess of the Annual withdrawal amount will reduce the benefit base(s) for your Guaranteed benefits on a pro rata basis as of the date of the withdrawal. See “How withdrawals affect your Guaranteed benefits” and “Annual withdrawal amount” under “Guaranteed minimum income benefit” in “Contract features and benefits” for more information.

Our substantially equal withdrawals option is not the exclusive method of meeting the penalty exception. After consultation with your tax adviser, you may decide to use any permissible method. If you do not elect our substantially equal withdrawals option, you would have to compute withdrawal amounts yourself and request partial withdrawals.

Once you begin to take substantially equal withdrawals, you should not do any of the following until after the later of age 59 1/2 or five full years after the first withdrawal: (i) stop them; (ii) change the pattern of your withdrawals (for example, by taking an additional partial withdrawal); or (iii) contribute any more to the contract. If you alter the pattern of withdrawals, you may be liable for the 10% federal tax penalty that would have otherwise been due on prior withdrawals made under this option and for any interest on the delayed payment of the penalty.

Making additional contributions to the contract is treated as changing the pattern of withdrawals. It does not matter whether the additional contributions are made by direct transfer or rollover; nor does it matter if they are made to the Investment account or the Protected Benefit account. Because the penalty exception method does not permit additional contributions or payment changes to restore any Guaranteed benefit base under the contract, you and your tax adviser should consider carefully whether you should elect the Substantially equal withdrawals option or any other method of penalty exception withdrawals if you have allocated or intend to allocate amounts to the Protected Benefit account value after starting Substantially equal withdrawals.

In accordance with IRS guidance, an individual who has elected to receive substantially equal withdrawals may make a one-time change, without penalty, from one of the IRS-approved methods of calculating fixed payments to another IRS-approved method (similar to the required minimum distribution rules) of calculating payments, which vary each year.

If the contract is eligible, you may elect to take substantially equal withdrawals at any time before age 59 1/2. We will make the withdrawal on any day of the month that you select as long as it is not later than the 28th day of the month. However, you must elect a date that is more than three calendar days prior to your contract date anniversary. We will calculate the amount of your substantially equal withdrawals using the IRS-approved method we offer. The payments will be made monthly, quarterly or annually as you select. These payments will continue until (i) we receive written notice from you to cancel this option; (ii) you take an additional partial withdrawal; or (iii) you contribute any more to the contract. You may elect to start receiving substantially equal withdrawals again, but the payments may not restart in the same calendar year in which you took a partial withdrawal or added amounts to the contract. We will calculate the new withdrawal amount.

Because the IRS-approved penalty exception methods do not permit you to add contributions or change payments to restore the Guaranteed benefit base(s), as noted above, you and your tax adviser should consider carefully whether you should elect the substantially equal withdrawals option or any other method of penalty exception withdrawals if you have allocated any amounts to the Protected Benefit account. Please note that electing to take substantially equal withdrawals from a contract with the RMD Wealth Guard death benefit may limit the utility of that benefit. See the discussion of the “RMD Wealth Guard death benefit” under “Contract features and benefits” earlier in this Prospectus.

Lifetime required minimum distribution withdrawals

(Traditional IRA contracts only — See “Tax information” later in this Prospectus)

We offer our “Automatic required minimum distribution (RMD) service” to help you meet lifetime required minimum distributions under federal income tax rules. The Automatic RMD service generally offers RMD payments from your Investment account value. This is not the exclusive way for you to meet these rules. After consultation with your tax adviser, you may decide to compute RMDs yourself and request partial withdrawals. Before electing this account-based withdrawal option, you should consider whether annuitization might be better in your situation. If you have funded your Guaranteed benefit(s), amounts withdrawn from the contract to meet RMDs may reduce your benefit base(s) and may limit the utility for most benefit(s), other than the RMD Wealth Guard death benefit. Also, the actuarial present value of additional contract benefits must be added to the Total account value in calculating RMD payments from annuity contracts funding IRAs, which could increase the amount required to be withdrawn. Please refer to “Required minimum distributions” in “Tax information” later in this Prospectus.

This service is not available under QP contracts. All withdrawals from your Protected Benefit account under a QP contract owned by a defined contribution plan reduce your RMD Wealth Guard death benefit base on a pro rata basis until such time as the contract is converted into a IRA. (See “Appendix II: Purchase considerations for QP contracts” later in this Prospectus).

Under legislation enacted at the end of 2019:

•	If your birthdate is June 30, 1949 or earlier, you may elect our “automatic required minimum distribution (RMD) service” in the year in which you reach age 70½, or in any later year.

•	If your birthdate is July 1, 1949 or later, you may elect our “automatic required minimum distribution (RMD) service” in the year in which you reach age 72, or in any later year.

See the discussion of lifetime required minimum distributions under “Tax Information” later in this prospectus

The minimum amount we will pay out is $250. Currently, RMD payments will be made annually.

This service does not generate automatic RMD payments during the first calendar year during which your contract is issued. Therefore, if you are making a rollover or transfer contribution to the contract after age 72 (or age 70½ if applicable), you must take any RMDs before the rollover or transfer.

For traditional IRA contracts, we will send a form outlining the distribution options available in the year you reach age 72 (or age 70½ if applicable) if you have not begun your annuity payments before that time.

RMDs for contracts with GMIB.  (Traditional IRA contracts only — See “Tax information” later in this Prospectus)

For contracts with GMIB or with GMIB and either the “Greater of” death benefit or the Highest Anniversary Value death benefit, if you elect our Automatic RMD service, any lifetime RMD payment we make to you in the first contract year you fund your Protected Benefit account will reduce your benefit bases on a dollar-for-dollar basis. In subsequent contract years, if an Automatic RMD service payment exceeds your Annual withdrawal amount, your benefit bases will be reduced dollar-for-dollar by the amount of the RMD payment in excess of your Annual withdrawal amount. For contracts with the Return of Principal death benefit elected with the GMIB or the Highest Anniversary Value death benefit elected without the GMIB, all withdrawals, including RMD payments through our Automatic RMD service, reduce those benefit bases on a pro rata basis. Amounts from both your Protected Benefit account and Investment account values are used to determine your lifetime RMD payment each year.

The no lapse guarantee will not be terminated if a RMD payment using our Automatic RMD service causes your cumulative withdrawals from the Protected Benefit account in the contract year to exceed your Annual withdrawal amount.

If you elect either the Maximum payment plan or the Customized payment plan (together, “automatic payment plans”) and our Automatic RMD service, we will make an extra payment, if necessary, in December that will equal your lifetime RMD amount less all payments made through your payment date and any scheduled December payment. The combined Automatic payment plan and RMD payment will not be treated as an Excess withdrawal if the RMD, together with any withdrawal taken under one of our automatic plans exceeds your Annual withdrawal amount. The additional payment will reduce your GMIB benefit base and Roll-up to age 80 benefit base and Highest Anniversary Value benefit base (for contracts with the “Greater of” death benefit) and Highest Anniversary Value benefit base for contracts with GMIB and Highest Anniversary GMDB on a dollar-for-dollar basis. Your Highest Anniversary Value benefit base is always reduced on a pro rata basis for the Highest Anniversary Value GMDB if the GMIB is not also elected.

If you take any partial withdrawals in addition to your RMD and Automatic payment plan payments, your applicable Automatic payment plan may be suspended as discussed above. Any partial withdrawal taken from your Protected Benefit account may cause an Excess withdrawal. Further, your GMIB benefit base and Annual withdrawal amount will be reduced.

If you elect our Automatic RMD service and elect to take your Annual withdrawal amount in partial withdrawals without electing one of our available Automatic payment plans, we will make a payment, if necessary, in December that will equal your RMD payment less all withdrawals made through your payment date. If prior to your payment date you make a partial withdrawal that exceeds your Annual withdrawal amount, but not your RMD amount, any portion of that partial withdrawal taken from your Protected Benefit account will be treated as an Excess withdrawal, as well as any subsequent partial withdrawals taken from your Protected Benefit account made during the same contract year. However, if by your payment date your withdrawals have not exceeded your RMD amount, the RMD payment we make to you will not be treated as an Excess withdrawal.

Your RMD payment will be withdrawn on a pro rata basis from your Investment account variable investment options and guaranteed interest option, excluding amounts in the Special DCA program. If there is insufficient value or no value in those options, we will withdraw amounts from your Special DCA program. If there is insufficient value in those options, any additional amount of the RMD payment or the total amount of the RMD payment will be withdrawn from your Protected Benefit account variable investment options. For information on how RMD payments are taken from your contract see “How withdrawals are taken from your Total account value” below.

If you do not elect our Automatic RMD service and if your Annual withdrawal amount is insufficient to satisfy the RMD payment, any additional withdrawal taken in the same contract year (even one to satisfy your RMD payment) from your Protected Benefit account will be treated as an Excess withdrawal.

RMDs for Traditional IRA contracts with the RMD Wealth Guard death benefit.  (See “Tax information” later in this Prospectus)

For contracts with the RMD Wealth Guard death benefit, we offer the RMD Wealth Guard withdrawal service for RMD withdrawals from your Protected Benefit account and/or Investment account to help you meet lifetime required minimum distributions under federal income tax rules. This is not the exclusive way for you to meet these rules. After consultation with your tax adviser, you may decide to compute RMDs yourself. If you enroll in our RMD Wealth Guard withdrawal service, you will be able to elect to take RMD withdrawals from your Protected Benefit account value and Investment account value. You may elect the RMD withdrawal service in the calendar year in which you reach age 70½ or in any later year. The minimum amount we will pay out is $50. Withdrawals from the Protected Benefit account other than Excess RMD withdrawals, will not reduce your RMD Wealth Guard death benefit base. Your RMD Wealth Guard death benefit base will be reduced on a pro rata basis by Excess RMD withdrawals. An Excess RMD withdrawal is any of the following:

•	the full amount of any withdrawal from your Protected Benefit Account taken before the calendar year in which you turn age 70 1/2;

•	the full amount of any withdrawal from your Protected Benefit Account taken during your first contract year, even if you turn age 70 1/2 during that year; or

•	in any year after your first contract year, the portion of a withdrawal from your Protected Benefit account that exceeds your RMD Wealth Guard withdrawal amount for the calendar year.

RMD payments under our RMD Wealth Guard withdrawal service can be paid monthly, quarterly or annually.

If you elect the RMD Wealth Guard withdrawal service and had previously elected the systematic withdrawal option, your systematic withdrawal program will be terminated.

Since RMDs are generally not required to be withdrawn from a Roth IRA during your lifetime, if you convert your traditional IRA to a Roth IRA, before you convert, you must drop the RMD Wealth Guard death benefit. For information on dropping this benefit, see “Dropping or changing your Guaranteed benefits” in “Contract features and benefits”, earlier in this prospectus and under Appendix I.

This service is not available under QP contracts. All withdrawals from your Protected Benefit account under a QP contract owned by a defined contribution plan reduce your RMD Wealth Guard death benefit base on a pro rata basis until such time as the contract is converted into a IRA. (See “Appendix II: Purchase considerations for QP contracts” later in this Prospectus).

For more information about the RMD Wealth Guard death benefit, see “RMD Wealth Guard death benefit” under “Contract features and benefits” earlier in this Prospectus.

How withdrawals are taken from your Total account value

Unless you specify otherwise, all withdrawals (other than Automatic payment plan withdrawals and lump sum withdrawals of your Annual withdrawal amount and substantially equal withdrawals, as discussed below) will be taken on a pro rata basis from your Investment account variable investment options and guaranteed interest option, excluding amounts in the Special DCA program. If there is insufficient value or no value in those options, we will subtract amounts from the Special DCA program. If there is insufficient value in those options, any additional amount of the withdrawal required or the total amount of the withdrawal will be withdrawn from your Protected Benefit account variable investment options. Any amounts withdrawn from the Special DCA program that were designated for the Protected Benefit account variable investment options will reduce your Guaranteed benefit base(s).

Automatic payment plan withdrawals (other than fixed dollar amount or fixed percentage withdrawals) and lump sum withdrawals of your Annual withdrawal amount will always be taken on a pro rata basis only from your Protected Benefit account variable investment options.

Lump sum, fixed dollar amount or fixed percentage withdrawals are first taken on a pro rata basis from your Protected Benefit account variable investment options. If there is insufficient value or no value in those options, we will subtract amounts from your Investment account variable investment options and guaranteed interest option, excluding amounts in the Special DCA program. If there is insufficient value or no value in those options, we will subtract amounts from the Special DCA program.

Substantially equal withdrawals are taken on a pro rata basis from your Total account value. However, if after you have elected the substantially equal withdrawals option your Total account value is split between the Protected Benefit account value and the Investment account value, your substantially equal withdrawals will be taken on a pro rata basis from your Investment account variable investment options and guaranteed interest option, excluding amounts in the Special DCA program. If there is insufficient value or no value in those options, we will subtract amounts from the Special DCA program. If there is insufficient value in those options, any additional amount of the withdrawal required or the total amount of the withdrawal will be withdrawn from your Protected Benefit account variable investment options. Any amounts withdrawn from the Special DCA program that were designated for the Protected Benefit account variable investment options will reduce your Guaranteed benefit base(s).

You may choose to have withdrawals subtracted from your contract based on the following options:

(1)	Take the entire withdrawal on a pro rata basis from the Protected Benefit account variable investment options; or

(2)

Take the entire withdrawal from the Investment account value, either on a pro rata basis, or specifying which Investment account variable investment options and/or guaranteed interest option the withdrawal should be taken from; or

(3)

Request a withdrawal to be taken from the Protected Benefit account variable investment options and take the remaining part of the withdrawal from the Investment account variable investment options. You must specify the investment options for the Investment account value. The withdrawal from the Protected Benefit account variable investment options will be taken on a pro rata basis; or

(4)

Request a withdrawal to be taken from the Investment account variable investment options and take the remaining part of the withdrawal from the Protected Benefit account variable investment options. You must specify the investment options for the Investment account value. The withdrawal from the Protected Benefit account variable investment options will be taken on a pro rata basis.

For more information on how withdrawals affect your Guaranteed benefits, see “How withdrawals affect your Guaranteed benefits” in “Contract features and benefits” earlier in this Prospectus and Appendix VI later in this Prospectus.

Withdrawals treated as surrenders

Certain withdrawals may cause your contract and certain Guaranteed benefits to terminate, as follows:

•	Any fee deduction and/or withdrawal that causes your Total account value to fall to zero will terminate the contract and any applicable Guaranteed benefit, subject to the following:

—

the GMIB (while the no lapse guarantee is in effect unless your Protected Benefit account value falls to zero due to an “Excess withdrawal”) will continue as described under “Guaranteed minimum income benefit” in “Contract features and benefits” earlier in this Prospectus; and

—

If you elected the RMD Wealth Guard death benefit and your Protected Benefit account falls to zero, you will be eligible for a refund of 10% of your total contributions and transfers to the Protected Benefit account less the dollar amount of any Excess RMD withdrawals you have taken. For more information, see “RMD Wealth Guard Refund feature” in “Contract Features and Benefits” earlier in this Prospectus.

•	If you do not have, or if you have not yet funded the RMD Wealth Guard death benefit or the GMIB or if the no lapse guarantee is no longer in effect, the following applies:

—	a request to withdraw 90% or more of your cash value will terminate your contract and any applicable Guaranteed minimum death benefit;

—

we reserve the right to terminate the contract and any applicable Guaranteed minimum death benefit if no contributions are made during the last three contract years and the cash value is less than $500; and

—	we reserve the right to terminate your contract and any applicable Guaranteed minimum death benefit if any withdrawal would result in a remaining cash values of less than $500.

If your contract is terminated, we will pay you the contract’s cash value. See “Surrendering your contract to receive its cash value” below. For the tax consequences of withdrawals, see “Tax information” later in this Prospectus.

Surrendering your contract to receive its cash value

You may surrender your contract to receive its cash value at any time while an owner is living (or for contracts with non-natural owners, while an annuitant is living) and before you begin to receive annuity payments (Lifetime GMIB payments or otherwise). For a surrender to be effective, we must receive your written request and your contract at our processing office. We will determine your cash value on the date we receive the required information.

Upon your request to surrender your contract for its cash value, all benefits under the contract, including the GMIB, will terminate as of the date we receive the required information if your cash value in your Protected Benefit account is greater than your Annual withdrawal amount remaining for that year. If your cash value is not greater than your Annual withdrawal amount remaining for that year and your no lapse guarantee is still in effect, then you will receive your cash value and a supplementary life annuity contract under which we will pay you Lifetime GMIB payments. For more information, please see “Effect of your account values falling to zero” in “Determining your contract’s value” and “Guaranteed minimum income benefit” in “Contract features and benefits” earlier in this Prospectus.

You may receive your cash value in a single sum payment or apply it to one or more of the annuity payout options. See “Your annuity payout options” below. For the tax consequences of surrenders, see “Tax information” later in this Prospectus.

When to expect payments

Generally, we will fulfill requests for payments out of the variable investment options within seven calendar days after the business day the transaction request is received by us in good order. These transactions may include applying proceeds to a payout annuity, payment of a death benefit, payment of any amount you withdraw and, upon surrender, payment of the cash value. We may postpone such payments or applying proceeds for any period during which:

(1)	the NYSE is closed or restricts trading,

(2)	the SEC determines that an emergency exists as a result of sales of securities or determination of the fair value of a variable investment option’s assets is not reasonably practicable, or

(3)	the SEC, by order, permits us to defer payment to protect people remaining in the variable investment options.

We can defer payment of any portion of your value in the guaranteed interest option or the Special DCA program, (other than for death benefits) for up to six months while you are living.

All payments are made by check and are mailed to you (or the payee named in a tax-free exchange) by U.S. mail, unless you request that we use an express delivery or wire transfer service at your expense.

Signature Guarantee

As a protection against fraud, we require a signature guarantee (i.e., Medallion Signature Guarantee as required by us) for the following transaction requests:

•	disbursements, including but not limited to partial withdrawals, surrenders, transfers and exchanges, over $250,000;

•	any disbursement requested within 30 days of an address change;

•

any disbursement when we do not have an originating or guaranteed signature on file or where we question a signature or perceive any inconsistency between the signature on file and the signature on the request; and

•	any other transaction we require.

We may change the specific requirements listed above, or add signature guarantees in other circumstances, at our discretion if we deem it necessary or appropriate to help protect against fraud. For current requirements, please refer to the requirements listed on the appropriate form or call us at the number listed in this prospectus.

You can obtain a Medallion Signature Guarantee from more than 7,000 financial institutions that participate in a Medallion Signature Guarantee program. The best source of a Medallion Signature Guarantee is a bank, brokerage firm or credit union with which you do business. A notary public cannot provide a Medallion Signature Guarantee. Notarization will not substitute for a Medallion Signature Guarantee.

Your annuity payout options

The following description assumes annuitization of your entire contract. For partial annuitization, see “Partial Annuitization” below.

Deferred annuity contracts such as those in the Retirement Cornerstone® Series E provide for conversion to annuity payout status at or before the contract’s “maturity date.” This is called “annuitization.” Upon annuitization, your account value is applied to provide periodic payments as described in this section; the contract and all its benefits terminate; and will be converted to a supplementary contract for the periodic payments (“payout option”). The supplementary contract does not have an account value or cash value.

You may choose to annuitize your contract at any time, which generally is at least 13 months after the contract date. The contract’s maturity date is the latest date on which annuitization can occur. If you do not annuitize before the maturity date and at the maturity date have not made an affirmative choice as to the type of annuity payments to be received, we will convert your contract to the default annuity payout option described in “Annuity maturity date” later in this section. If you elected the GMIB or a Guaranteed minimum death benefit, your contract may have both a Protected Benefit account value and an Investment account value. If there is a Protected Benefit account value and you choose to annuitize your contract before the maturity date, the GMIB will terminate without value even if your GMIB benefit base is greater than zero. The payments that you receive under the payout annuity option you select may be less than you would have received under GMIB. See “Guaranteed minimum income benefit” in “Contract features and benefits” earlier in this Prospectus for further information. Any Guaranteed minimum death benefit terminates upon annuitization.

In general, your periodic payment amount upon annuitization is determined by your Total account value, the form of the annuity payout option you elect as described below, the timing of your purchase and the applicable annuity purchase rate to which that value is applied. Once begun, annuity payments cannot be stopped unless otherwise provided in the supplementary contract. Your contract guarantees that upon annuitization, your account value will be applied to a guaranteed annuity purchase rate for a life annuity. We reserve the right, with advance notice to you, to change guaranteed annuity purchase rates any time after your fifth contract date anniversary and at not less than five-year intervals after the first change. (Please see your contract and SAI for more information.) In the event that we exercise our contractual right to change the guaranteed annuity purchase factors, we would segregate the account value based on contributions and earnings received prior to and after the change. When your contract is annuitized, we would calculate the payments by applying the applicable purchase factors separately to the value of the contributions received before and after the rate change. We will provide you with 60 days advance written notice of such a change.

In addition, you may apply your Total account value or cash value, whichever is applicable, to any other annuity payout option that we may offer at the time of annuitization. We have the right to require you to provide any information we deem necessary to provide an annuity upon annuitization. If the annuity payment amount is later found to be based on incorrect information, it will be adjusted on the basis of the correct information.

We currently offer you several choices of annuity payout options. The options available directly under the contract entitle you to receive fixed annuity payments. We may offer other payout options not outlined here. Your financial professional can provide details..

The payments that you receive upon annuitization of your Protected Benefit account value may be less than your Annual withdrawal amount or your Lifetime GMIB payments. If you are considering annuitization, you should ask your financial professional for information about the payment amounts that would be made under the various choices that are available to you. You may also obtain that information by contacting us. Annuitization of your Investment account value after the date your Lifetime GMIB payments begin will not affect those payments.

You can currently choose from among the annuity payout options listed below. Restrictions may apply, depending on the type of contract you own or the owner’s and annuitant’s ages at contract issue. Other than life annuity with period certain, we reserve the right to add, remove or change any of these annuity payout options at any time. In addition, if you are exercising your GMIB, your choice of payout options are those that are available under the GMIB (see “Guaranteed minimum income benefit” in “Contract features and benefits” earlier in this Prospectus).

Fixed annuity payout options	• Life annuity • Life annuity with period certain • Life annuity with refund certain

•

Life annuity:  An annuity that guarantees payments for the rest of the annuitant’s life. Payments end with the last monthly payment before the annuitant’s death. Because there is no continuation of benefits following the annuitant’s death with this payout option, it provides the highest monthly payment of any of the life annuity options, so long as the annuitant is living. It is possible that the Life annuity option could result in only one payment if the annuitant dies immediately after annuitization.

•

Life annuity with period certain: An annuity that guarantees payments for the rest of the annuitant’s life. If the annuitant dies before the end of a selected period of time (“period certain”), payments continue to the beneficiary for the balance of the period certain. The period certain cannot extend beyond the annuitant’s life expectancy. A life annuity with a period certain is the form of annuity under the contract that you will receive if you do not elect a different payout option. In this case, the period certain will be based on the annuitant’s age and will not exceed 10 years.

•

Life annuity with refund certain: An annuity that guarantees payments for the rest of the annuitant’s life. If the annuitant dies before the amount applied to purchase the annuity option has been recovered, payments to the beneficiary will continue until that amount has been recovered. This payout option is available only as a fixed annuity.

The life annuity, life annuity with period certain, and life annuity with refund certain payout options are available on a single life or joint and survivor life basis. The joint and survivor life annuity guarantees payments for the rest of the annuitant’s life, and after the annuitant’s death, payments continue to the survivor. We may offer other payout options not outlined here. Your financial professional can provide you with details.

We guarantee fixed annuity payments will be based either on the tables of guaranteed annuity purchase factors in your contract or on our then current annuity purchase factors, whichever is more favorable for you.

The amount applied to purchase an annuity payout option

The amount applied to purchase an annuity payout option varies, depending on the payout option that you choose.

Partial Annuitization.  Partial annuitization of nonqualified deferred annuity contracts is permitted under certain circumstances. You may choose from the life-contingent annuity payout options described here. We no longer offer a period certain option for partial annuitization. We require you to elect partial annuitization on the form we specify. Partial annuitization is not available for the GMIB under a contract. For purposes of this contract, we will effect any partial annuitization as a withdrawal applied to a payout annuity. Please note that a withdrawal from your Protected Benefit account to purchase an annuity payout contract will affect your Guaranteed benefit bases just like any other withdrawal. See “How withdrawals are taken from your Total Account Value” earlier in this Section. Also, see the discussion of “Partial Annuitization” in “Tax Information” later in this Prospectus.

Selecting an annuity payout option

When you select a payout option, we will issue you a separate written agreement confirming your right to receive annuity payments. We require you to return your contract before annuity payments begin. The contract owner and annuitant must meet the issue age and payment requirements.

You can choose the date annuity payments begin but it may not be earlier than thirteen months from your contract date. Please see Appendix V later in this Prospectus for information on state variations. You can change the date your annuity payments are to begin at any time. The date may not be later than the annuity maturity date described below.

The amount of the annuity payments will depend on the amount applied to purchase the annuity and the applicable annuity purchase factors, discussed earlier. The amount of each annuity payment will be less with a greater frequency of payments, or with a longer certain period of a life contingent annuity. Once elected, the frequency with which you receive payments cannot be changed.

If, at the time you elect a payout option, the amount to be applied is less than $2,000 or the initial payment under the form elected is less than $20 monthly, we reserve the right to pay your Total account value in a single sum rather than as payments under the payout option chosen. If you select an annuity payout option and payments have begun, no change can be made.

Annuity maturity date

Your contract has a maturity date. In general, the maturity date is based on the age of the original annuitant at contract issue and cannot be changed other than in conformance with applicable law, even if you name a new annuitant. The maturity date is generally the contract date anniversary that follows the annuitant’s 95th birthday (or older joint annuitant if your contract has joint annuitants), unless you have elected otherwise. If you have a NQ contract with the GMIB and the owner is older than the annuitant, the maturity date is based on the age of the owner. The maturity date may not be less than thirteen months from your contract date, unless otherwise stated in your contract. We will send a notice with the contract statement one year prior to the maturity date and with each quarterly statement until the maturity date. The notice will include the date of maturity, describe the available annuity payout options, state the availability of a lump sum payment option, and identify the default payout option, if you do not provide an election by the time of your contract maturity date.

If you have not funded the GMIB, you may either take a lump sum payment or select an annuity payout option on the maturity date. If you do not make an election at maturity, we will apply your Total account value to a life annuity with payments based on the greater of guaranteed or then current annuity purchase rates.

If you have funded the GMIB, the following applies on the maturity date:

•	For amounts allocated to your Investment account, you may select an annuity payout option or take a lump sum payment.

•

If you do not make an election for your Protected Benefit account value on your maturity date, we will apply the greater of the Protected Benefit account value to (a) and the GMIB benefit base to (b) below:

(a)	a fixed life annuity with payments based on the greater of the guaranteed or then current annuity purchase rates, or

(b)	a supplementary contract with annual payments equal to your GMIB benefit base applied to the applicable GMIB payout factor.

If you elect payments on a joint life basis, the joint life must be your spouse and the joint life GMIB payout factors will be reduced. See “Guaranteed minimum income benefit” in “Contract features and benefits.” You may also elect to have your Protected Benefit account value paid to you in a lump sum or applied to an annuity payout option we are offering at the time.

For amounts allocated to your Investment account, you must select an annuity payout option or take a lump sum payment.

If you are the contract owner and your spouse is the sole primary beneficiary or you jointly own the contract with your younger spouse, your spouse may elect to continue the contract as successor owner upon your death. Under certain circumstances, your surviving spouse may be substituted as annuitant as of the date of your death. If your surviving spouse becomes the annuitant, the maturity date of the contract may be changed based on the age of the new annuitant. For information about spousal continuation please see “Spousal continuation” later in this Prospectus.

5. Charges and expenses

Charges that the Company deducts

We deduct the following charges each day from the net assets of each variable investment option. Together, they make up the daily “contract fee.” These charges are reflected in the unit values of each variable investment option:

•	An operations charge

•	An administration charge

•	A distribution charge

We deduct the following charges as described later in this section. When we deduct these charges from your variable investment options, we reduce the number of units credited to your contract:

•	On each contract date anniversary — an annual administrative charge, if applicable.

•

On each contract date anniversary — a charge for each optional benefit you elect: a Guaranteed minimum death benefit (other than the Return of Principal death benefit) and the Guaranteed minimum income benefit.

•	At the time annuity payments are to begin — charges designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state.

•	At the time you request a transfer in excess of 12 transfers in a contract year — a transfer charge (currently, there is no charge).

More information about these charges appears below. We will not increase these charges for the life of your contract, except as noted. We may reduce certain charges under group or sponsored arrangements. See “Group or sponsored arrangements” later in this section.

The charges under the contracts are designed to cover, in the aggregate, our direct and indirect costs of selling, administering and providing benefits under the contracts. They are also designed, in the aggregate, to compensate us for the risks of loss we assume pursuant to the contracts. If, as we expect, the charges that we collect from the contracts exceed our total costs in connection with the contracts, we will earn a profit. Otherwise, we will incur a loss.

The rates of certain of our charges have been set with reference to estimates of the amount of specific types of expenses or risks that we will incur. In most cases, this Prospectus identifies such expenses or risks in the name of the charge; however, the fact that any charge bears the name of, or is designed primarily to defray, a particular expense or risk does not mean that the amount we collect from that charge will never be more than the amount of such expense or risk. This does not mean that we may not also be compensated for such expense or risk out of any other charges we are permitted to deduct by the terms of the contracts.

To help with your retirement planning, we may offer other annuities with different charges, benefits and features. Please contact your financial professional for more information.

Separate account annual expenses

Operations charge.  We deduct a daily charge from the net assets in each variable investment option to compensate us for operations expenses, a portion of which compensates us for mortality and expense risks, described below. In connection with the Protected Benefit account variable investment options, a portion of this charge compensates us for our costs in providing the Return of Principal death benefit. Below is the daily charge shown as an annual rate of the net assets in each variable investment option:

Series E:	0.80%

The mortality risk we assume is the risk that annuitants as a group will live for a longer time than our actuarial tables predict. If that happens, we would be paying more in annuity income than we planned. We also assume a risk that the mortality assumptions reflected in our guaranteed annuity payment tables, shown in each contract, will differ from actual mortality experience. Lastly, we assume a mortality risk to the extent that at the time of death, the Guaranteed minimum death benefit exceeds the cash value of the contract. The expense risk we assume is the risk that it will cost us more to issue and administer the contracts than we expect.

Administration charge.  We deduct a daily charge from the net assets in each variable investment option. The charge, together with the annual administrative charge described below, is to compensate us for administrative expenses under the contracts. Below is the daily charge shown as an annual rate of the net assets in each variable investment option:

Series E:	0.30%

Distribution charge.  We deduct a daily charge from the net assets in each variable investment option to compensate us for a portion of our sales expenses under the contracts. Below is the daily charge shown as an annual rate of the net assets in each variable investment option:

Series E:	0.20%

Account value charges

Annual administrative charge.  We deduct an administrative charge from your Total account value on each contract date anniversary. We deduct the charge if your Total account value on the last business day of the contract year is less than

$50,000. If your Total account value on such date is $50,000 or more, we do not deduct the charge. During the first two contract years, the charge is equal to $30 or, if less, 2% of your Total account value. The charge is $30 for contract years three and later.

We will deduct this charge from your value in the Investment account variable investment options and the guaranteed interest option (see Appendix V later in this Prospectus to see if deducting this charge from the guaranteed interest option is permitted in your state) on a pro rata basis. If those amounts are insufficient, we will deduct all or a portion of the charge from the Special DCA account. If those amounts are insufficient, we will deduct all or a portion of the charge from the Protected Benefit account variable investment options.

If the contract is surrendered or annuitized or a death benefit is paid on a date other than a contract date anniversary, we will deduct a pro rata portion of the charge for that year.

If your Total account value is insufficient to pay this charge, your contract will terminate without value and you will lose any applicable Guaranteed benefits except as noted under “Effect of your account values falling to zero” in “Determining your contract’s value” earlier in this Prospectus.

Transfer charge

Currently, we do not charge for transfers among investment options under the contract. However, we reserve the right to charge for any transfers in excess of 12 per contract year. We will provide you with advance notice if we decide to assess the transfer charge, which will never exceed $35 per transfer. The transfer charge (if applicable), will be assessed at the time that the transfer is processed. Any transfer charge will be deducted from the investment options from which the transfer is made. We will not charge for transfers made in connection with one of our dollar cost averaging programs. Also, transfers from a dollar cost averaging program, our Systematic transfer program or our rebalancing program do not count toward your number of transfers in a contract year for the purposes of this charge.

Special service charges

We deduct a charge for providing the special services described below. These charges compensate us for the expense of processing the special service. Except for the duplicate contract charge, we will deduct from your account value the charge for the special service provided.

Wire transfer charge.  We charge $90 for outgoing wire transfers. Unless you specify otherwise, this charge will be deducted from the amount you request.

Express mail charge.  We charge $35 for sending you a check by express mail delivery. This charge will be deducted from the amount you request.

Duplicate contract charge.  We charge $35 for providing a copy of your contract. The charge for this service can be paid (i) using a credit card acceptable to us, (ii) by sending a check to our processing office, or (iii) by any other means we make available to you.

Check preparation charge.  The standard form of payment for all withdrawals is direct deposit. If direct deposit instructions are not provided, payment will be made by check. Currently, we do not charge for check preparation, however, we reserve the right to impose a charge. We reserve the right to charge a maximum of $85.

Charge for third-party transfer or exchange.  Currently, we are waiving the $65 charge for each third-party transfer or exchange; this waiver may be discontinued at any time, with or without notice. Absent this waiver, we deduct a charge for direct rollovers or direct transfers of amounts from your contract to a third party, such as in the case of a trustee-to-trustee transfer for an IRA contract, or if you request that your contract be exchanged for a contract issued by another insurance company. We reserve the right to increase this charge to a maximum of $125. Please see Appendix V later in this Prospectus for variations in your state.

Guaranteed benefit charges

Return of Principal death benefit.  There is no additional charge for this death benefit, but it must be elected with the Guaranteed minimum income benefit, which does charge a fee. The Return of Principal death benefit, like all of the guaranteed minimum death benefits, only applies to amounts you allocate to the Protected Benefit account variable investment options and not to the contract as a whole.

Highest Anniversary Value death benefit.  If you elect the Highest Anniversary Value death benefit, we deduct a charge annually from your Protected Benefit account variable investment options on each contract date anniversary for which it is in effect. The charge is equal to 0.35% of the Highest Anniversary Value benefit base. If you elect this benefit, but do not fund it until after your contract date, we will deduct the full charge on the contract date anniversary following the date on which you fund the benefit.

RMD Wealth Guard death benefit.  If you elect the RMD Wealth Guard death benefit, we will deduct a charge annually from your Protected Benefit account variable investment options on each contract date anniversary for which it is in effect. The current charge is equal to .60% (if you were age 20-64 on your contract date) or 1.00% (if you were age 65-68 on your contract date) of the RMD Wealth Guard death benefit base in effect each contract date anniversary. If you have this benefit, but do not fund it until after your contract date, we will deduct the full charge on the contract date anniversary following the date on which you fund the benefit. We reserve the right to increase the charge for this benefit up to a maximum of 1.20% (if you were age 20-64 on your contract date) or 2.00% (if you were age 65-68 on your contract date). See, “Fee changes for the Guaranteed minimum income benefit, “Greater of” death benefit and RMD Wealth Guard death benefit” below for more information.

“Greater of” death benefit.  If you elect this death benefit, we deduct a charge annually from your Protected Benefit account variable investment options on each contract date anniversary for which it is in effect. The current charge is equal to 1.15% of the “Greater of“ death benefit base. If you elect this benefit, but do not fund it until after your contract date, we will deduct the full charge on the contract date anniversary following the date on which you fund the benefit.

We reserve the right to increase the charge for this benefit up to a maximum of 2.30%. See “Fee changes for the Guaranteed minimum income benefit and “Greater of” death benefit” below for more information.

Guaranteed minimum income benefit charge.  If you elected the GMIB, we deduct a charge annually from your Protected Benefit account variable investment options on each contract date anniversary until such time that your Lifetime GMIB payments begin or you elect another annuity payout option, whichever occurs first. The current charge is equal to 1.15% of the GMIB benefit base in effect on each contract date anniversary. If you have this benefit, but do not fund it until after your contract date, we will deduct the full charge on the contract date anniversary following the date on which you fund the benefit. We reserve the right to increase the charge for this benefit up to a maximum of 2.30%. See “Fee changes for the Guaranteed minimum income benefit and “Greater of” death benefit” below for more information.

For the Highest Anniversary Value death benefit, “Greater of” death benefit, GMIB and RMD Wealth Guard death benefit, we will deduct each charge from your Protected Benefit account variable investment options on a pro rata basis. If those amounts are insufficient to pay the charge and you have no amounts in the Special DCA program designated for the Protected Benefit account variable investment options, your benefit will terminate without value and you will lose any applicable Guaranteed benefits except as noted under “Effect of your account values falling to zero” in “Determining your contract’s value” earlier in this Prospectus. Your contract will also terminate if you do not have any Investment account value.

For the Highest Anniversary Value death benefit, the “Greater of” death benefit, the GMIB and RMD Wealth Guard death benefit, if any of the events listed below occur on a date other than a contract date anniversary, we will deduct a pro rata portion of the charge for that year. The pro rata portion of the charge will be based on the fee that is in effect at the time the charge is assessed.

•	A death benefit is paid;

•	you surrender the contract to receive its cash value;

•	you annuitize your Protected Benefit account value;

•	you transfer 100% of your Protected Benefit account value to the Investment account (following the dropping of your Guaranteed benefits); or

•	you withdraw 100% of your Protected Benefit account value (following the dropping of your Guaranteed benefits).

Fee changes for the Guaranteed minimum income benefit, “Greater of” death benefit and RMD Wealth Guard death benefit

We may increase or decrease the charge for the Guaranteed minimum income benefit, “Greater of” death benefit and RMD

Wealth Guard death benefit. You will be notified of a change in the charge at least 30 days in advance. The charge for each benefit may only change once in a 12 month period and will never exceed the maximum shown in the fee table. If you are within your first two contract years at the time we notify you of a revised charge, the revised charge will be effective the first day of the third contract year or at least 30 days following the notification date and will be assessed beginning on your third contract date anniversary. If you have reached your second contract date anniversary at the time we notify you of a revised charge, the revised charge will be effective 30 days after the notification date and will be assessed as of your next contract date anniversary that is at least 30 days after the fee change notification date and on all contract date anniversaries thereafter. A pro rated charge assessed during any contract year will be based on the charge in effect at that time. See “Guaranteed benefit charges” above for more information. You may not opt out of a fee change but you may drop the benefit if you notify us in writing within 30 days after a fee change is declared. See “Dropping or changing your Guaranteed benefits” in “Contract features and benefits,” as well as Appendix I for more information.

Exercise of the GMIB in the event of a GMIB fee increase.  In the event we increase the charge for the GMIB, you may exercise the GMIB subject to the following rules. If you are within your first two contract years at the time we notify you of a GMIB fee increase, you may elect to exercise the GMIB during the 30 day period beginning on your second contract date anniversary. If you have reached your second contract date anniversary at the time we notify you of a GMIB fee increase, you may elect to exercise the GMIB during the 30 day period beginning on the date of the fee increase notification. Note that if you are within your first two contract years at the time we notify you of a GMIB fee increase, your opportunity to drop the benefit is the 30 day period following notification, not the 30 day period following your second contract date anniversary. We must receive your election to exercise the GMIB within the applicable 30 day GMIB exercise period. Any applicable GMIB exercise waiting period will be waived. Upon expiration of the 30 day exercise period, any contractual waiting period will resume. If your GMIB exercise waiting period has already elapsed when a fee increase is announced, you may exercise your GMIB during either (i) the 30 day GMIB exercise period provided by your contract or (ii) the 30 day exercise period provided by the fee increase. It is possible that these periods may overlap. For more information on your contract’s GMIB exercise period and exercise rules, see “Exercise of GMIB” in “Contract features and benefits”. This feature may not be available in all states. In addition, this feature may vary in your state. For a state-by-state description of all material variations of this contract, see Appendix V later in this Prospectus.

For single owner contracts, the payout can be either based on a single life (the owner’s life) or joint lives. For IRA contracts, the joint life must be the spouse of the owner. For jointly owned contracts, payments can be based on a single life (based on the life of the older owner) or joint lives. For non-natural owners, payments are available on the same basis (based on the annuitant or joint annuitant’s life). Your Lifetime GMIB payments are calculated by applying your GMIB benefit base (as of the date we receive your election in good order) to guaranteed annuity purchase factors. See “Exercise of Guaranteed minimum income benefit” under “Contract features and benefits” for additional information regarding GMIB exercise.

Charges for state premium and other applicable taxes

We deduct a charge designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state. Generally, we deduct the charge from the amount applied to provide an annuity pay-out option. The current tax charge that might be imposed varies by jurisdiction and ranges from 0% to 3.5%.

Charges that the Trusts deduct

The Trusts deduct charges for the following types of fees and expenses:

•	Management fees.

•	12b-1 fees.

•	Operating expenses, such as trustees’ fees, independent public accounting firms’ fees, legal counsel fees, administrative service fees, custodian fees and liability insurance.

•	Investment-related expenses, such as brokerage commissions.

These charges are reflected in the daily share price of each Portfolio. Since shares of each Trust are purchased at their net asset value, these fees and expenses are, in effect, passed on to the variable investment options and are reflected in their unit values. Certain Portfolios available under the contract in turn invest in shares of other Portfolios of the Trusts and/or shares of unaffiliated Portfolios (collectively, the “underlying Portfolios”). The underlying Portfolios each have their own fees and expenses, including management fees, operating expenses, and investment related expenses such as brokerage commissions. For more information about these charges, please refer to the prospectuses for the Trusts.

Group or sponsored arrangements

For certain group or sponsored arrangements, we may reduce the daily contract charge, or change the minimum initial contribution requirements. We also may change the Guaranteed benefits, or offer variable investment options that invest in shares of the Trusts that are not subject to the 12b-1 fee. We may also change the crediting percentage that applies to contributions. Group arrangements include those in which a trustee or an employer, for example, purchases contracts covering a group of individuals on a group basis. Group arrangements are not available for traditional IRA and Roth IRA contracts. Sponsored arrangements include those in which an employer allows us to sell contracts to its employees or retirees on an individual basis.

Our costs for sales, administration and operations generally vary with the size and stability of the group or sponsoring organization, among other factors. We take all these factors into account when reducing charges. To qualify for reduced charges, a group or sponsored arrangement must meet certain requirements, such as requirements for size and number of years in existence. Group or sponsored arrangements that have been set up solely to buy contracts or that have been in existence less than six months will not qualify for reduced charges.

We will make these and any similar reductions according to our rules in effect when we approve a contract for issue. We may change these rules from time to time. Any variation will reflect differences in costs or services and will not be unfairly discriminatory.

Group or sponsored arrangements may be governed by federal income tax rules, the Employee Retirement Income Security Act of 1974 (“ERISA”) or both. We make no representations with regard to the impact of these and other applicable laws on such programs. We recommend that employers, trustees, and others purchasing or making contracts available for purchase under such programs seek the advice of their own legal and benefits advisers.

Other distribution arrangements

We may reduce or eliminate charges when sales are made in a manner that results in savings of sales and administrative expenses, such as sales through persons who are compensated by clients for recommending investments and who receive no commission or reduced commissions in connection with the sale of the contracts. We will not permit a reduction or elimination of charges where it would be unfairly discriminatory.

6. Payment of death benefit

Your beneficiary and payment of benefit

You designate your beneficiary when you apply for your contract. You may change your beneficiary at any time while you are alive and the contract is in force. The change will be effective as of the date the written request is executed, whether or not you are living on the date the change is received in our processing office. We are not responsible for any beneficiary change request that we do not receive. We will send you a written confirmation when we receive your request.

Under jointly owned contracts, the surviving owner is considered the beneficiary, and will take the place of any other beneficiary. Under a contract with a non-natural owner that has joint annuitants who continue to be spouses at the time of death, the surviving annuitant is considered the beneficiary, and will take the place of any other beneficiary. In a QP contract, the beneficiary must be the plan trust. Where an NQ contract is owned for the benefit of a minor pursuant to the Uniform Gift to Minors Act or the Uniform Transfers to Minors Act, the beneficiary must be the estate of the minor. Where an IRA contract is owned in a custodial individual retirement account, the custodian must be the beneficiary.

The death benefit in connection with your Investment account is equal to your Investment account value as of the date we receive satisfactory proof of the owner’s (or older joint owner’s, if applicable) death, any required instructions for the method of payment, forms necessary to effect payment and any other information we may require.

The death benefit in connection with any amount in your Protected Benefit account is equal to your Protected Benefit account value or, if greater, the applicable Guaranteed minimum death benefit. We determine the amount of the death benefit (other than the applicable Guaranteed minimum death benefit), as of the date we receive satisfactory proof of the owner’s (or older joint owner’s, if applicable) death, any required instructions for the method of payment, forms necessary to effect payment and any other information we may require (date of claim). However, this is not the case if the beneficiary of your contract is your spouse and he or she decides to roll over the death benefit to another contract issued by us. See “Effect of the owner’s death” below. The amount of the applicable Guaranteed minimum death benefit will be such Guaranteed minimum death benefit as of the date of the owner’s (or older joint owner’s, if applicable) death adjusted for any subsequent withdrawals. If you elected the RMD Wealth Guard death benefit, the RMD Wealth Guard death benefit base will be reduced on a dollar-for-dollar basis by any withdrawals taken between December 31 of the calendar year of the date of death and the date of claim. Payment of the death benefit terminates the contract.

When we use the terms “owner” and “joint owner”, we intend these to be references to annuitant and joint annuitant, respectively, if the contract has a non-natural owner. If the contract is jointly owned or is issued to a non-natural owner, the death benefit is payable upon the death of the older joint owner or older joint annuitant, as applicable.

Subject to applicable laws and regulations, you may impose restrictions on the timing and manner of the payment of the death benefit to your beneficiary. For example, your beneficiary designation may specify the form of death benefit payout (such as a life annuity), provided the payout you elect is one that we offer both at the time of designation and when the death benefit is payable. In general, the beneficiary will have no right to change the election. However, you should be aware that (i) in accordance with current federal income tax rules, we apply a predetermined death benefit annuity payout election only if payment of the death benefit amount begins within one year following the date of death, which payment may not occur if the beneficiary has failed to provide all required information before the end of that period, (ii) we will not apply the predetermined death benefit payout election if doing so would violate any federal income tax rules or any other applicable law, and (iii) a beneficiary or a successor owner who continues the contract under one of the continuation options described below will have the right to change your annuity payout election.

In general, if the annuitant dies, the owner (or older joint owner, if applicable) will become the annuitant, and the death benefit is not payable. If the contract had joint annuitants, it will become a single annuitant contract.

Effect of the owner’s death

In general, if the owner dies while the contract is in force, the contract terminates and the applicable death benefit is paid. If the contract is jointly owned, the death benefit is payable upon the death of the older owner. If the contract has a non-natural owner, the death benefit is payable upon the death of the annuitant.

There are various circumstances, however, in which the contract can be continued by a successor owner or under a Beneficiary continuation option (“BCO”). For contracts with spouses who are joint owners, the surviving spouse will automatically be able to continue the contract under the “Spousal continuation” feature or under our Beneficiary continuation option, as discussed below. For contracts with non-spousal joint owners, the joint owner will be able to continue the contract as a successor owner subject to the limitations discussed below under “Non-spousal joint owner contract continuation.”

If you are the sole owner, your surviving spouse may have the option to:

•	take the death benefit proceeds in a lump sum;

•	exercise the GMIB (if applicable), if the surviving spouse is age 85 or older at the time of your death;

•	continue the contract as a successor owner under “Spousal continuation” (if your spouse is the sole primary beneficiary) or under our Beneficiary continuation option, as discussed below; or

•	roll the death benefit proceeds over into another contract.

If you elected the GMIB, and your surviving spouse is age 85 or older at the time of your death and wishes to exercise the GMIB, we must receive the exercise election within twelve months of your date of death. The annuity purchase factors that apply in calculating the GMIB payments to your surviving spouse differ from the annuity purchase factors that we generally use to calculate GMIB payments.

If your surviving spouse rolls over the death benefit proceeds into a contract issued by us, the amount of the death benefit will be calculated as of the date we receive all requirements necessary to issue your spouse’s new contract. Any death proceeds will remain invested in this contract until your spouse’s new contract is issued. The amount of the death benefit will be calculated to equal the greater of the account value (as of the date your spouse’s new contract is issued) and the applicable Guaranteed minimum death benefit (as of the date of your death). This means that the death benefit proceeds could vary up or down, based on investment performance, until your spouse’s new contract is issued.

If the surviving joint owner is not the surviving spouse, or, for single owner contracts, if the beneficiary is not the surviving spouse, federal income tax rules generally require payments of amounts under the contract to be made within five years of an owner’s death (the “5-year rule”). In certain cases, an individual beneficiary or non-spousal surviving joint owner may opt to receive payments over his/her life (or over a period not in excess of his/her life expectancy) if payments commence within one year of the owner’s death. Any such election must be made in accordance with our rules at the time of death. If the beneficiary of a contract with one owner or a younger non-spousal joint owner continues the contract under the 5-year rule, in general, all Guaranteed benefits and their charges will end. For more information on non-spousal joint owner contract continuation, see the section immediately below.

Non-spousal joint owner contract continuation

Upon the death of either owner, the surviving joint owner becomes the sole owner.

Any death benefit (if the older owner dies first) or cash value (if the younger owner dies first) must be fully paid to the surviving joint owner within five years. The surviving owner may instead elect to receive a life annuity, provided payments begin within one year of the deceased owner’s death. If the life annuity is elected, the contract and all benefits terminate.

If the older owner dies first, we will increase the account value to equal the Guaranteed minimum death benefit, if higher. The surviving owner can elect to (1) take a lump sum payment; (2) annuitize within one year; (3) continue the contract for up to five years and any GMIB and charge will be terminated; or (4) continue the contract under the Beneficiary continuation option.

If the contract continues, any Guaranteed minimum death benefit and associated charge will be discontinued. No subsequent contributions will be permitted.

If the younger owner dies first, the surviving owner can elect to (1) take a lump sum payment; (2) annuitize within one year; (3) continue the contract for up to five years; or (4) continue the contract under the Beneficiary continuation option. If the contract continues under the “5-year rule”, the death benefit is not payable and the Guaranteed minimum death benefit, if applicable, will continue without change. In general, the GMIB and charge will be discontinued. No subsequent contributions will be permitted.

Spousal continuation

If you are the contract owner and your spouse is the sole primary beneficiary or you jointly own the contract with your younger spouse, your spouse may elect to continue the contract as successor owner upon your death. Spousal beneficiaries (who are not also joint owners) must be 85 or younger as of the date of the deceased spouse’s death in order to continue the contract under Spousal continuation. The determination of spousal status is made under applicable state law. However, in the event of a conflict between federal and state law, we follow federal rules.

Upon your death, the younger spouse joint owner (for NQ contracts only) or the spouse beneficiary (under a Single owner contract), may elect to receive the death benefit, continue the contract under our Beneficiary continuation option (as discussed below in this section) or continue the contract, as follows:

•

For contracts with the Return of Principal death benefit, a surviving spouse age 80 or younger on the date of your death can continue the contract with the Return of Principal death benefit and can continue funding the Protected Benefit account through age 80.

A surviving spouse age 81 or older on the date of your death can continue the contract but the Return of Principal death benefit amount will be frozen. This means that the Return of Principal death benefit base will no longer increase and will be subject to pro rata reduction for any subsequent withdrawals.

•	For contracts with the Highest Anniversary Value or “Greater of” death benefit, as applicable, the following applies:

—	If the surviving spouse is age 65 or younger on the date of your death for contracts with the “Greater of” death benefit and you were age 79 or younger at death, the Guaranteed minimum death benefit continues and will continue to grow according to its terms until the contract date anniversary following the date the surviving spouse reaches age 80. The charge for the applicable Guaranteed minimum death benefit will continue to apply, even after the Guaranteed minimum death benefit no longer rolls up or is no longer eligible for resets.

—

If the surviving spouse is age 75 or younger on the date of your death for contracts with the Highest Anniversary Value death benefit, and you were age 84 or younger at death, the Guaranteed minimum death benefit continues and will continue to grow according to its terms until the contract date anniversary following the date the surviving spouse reaches age 85. The charge for the applicable Guaranteed minimum death benefit will continue to apply, even after the Guaranteed minimum death benefit no longer rolls up or is no longer eligible for resets.

—

If the surviving spouse is age 65 or younger on the date of your death for contracts with the “Greater of” death benefit and you were age 80 or older at death, we will reinstate the Guaranteed minimum death benefit under the contract. The benefit base (which had previously been frozen at age 80) will now continue to grow according to its terms until the contract date anniversary following the date the surviving spouse reaches age 80. The charge for the Guaranteed minimum death benefit will continue to apply, even after the Guaranteed minimum death benefit no longer rolls up or is no longer eligible for resets.

—

If the surviving spouse is age 75 or younger for contracts with the Highest Anniversary death benefit and you were age 85 or older at death, we will reinstate the Guaranteed minimum death benefit under the contract. The benefit base (which had previously been frozen at age 85) will now continue to grow according to its terms until the contract date anniversary following the date the surviving spouse reaches age 85. The charge for the Guaranteed minimum death benefit will continue to apply, even after the Guaranteed minimum death benefit no longer rolls up or is no longer eligible for resets.

—

If the “Greater of” death benefit continues, the Roll-up to age 80 benefit base reset, and any Deferral Roll-up amount or Annual Roll-up amount, as applicable, will be based on the surviving spouse’s age.

—	If the surviving spouse is age 76 or older on the date of your death, for contracts with the Highest Anniversary Value death benefit, that death benefit will be frozen, which means:

∎	On the date your spouse elects to continue the contract, the value of the Highest Anniversary Value death benefit will be set to equal the amount of the Highest Anniversary Value benefit base on the date of your death. If your Total account value is higher than the Highest Anniversary Value benefit base on the date of your death, the Highest Anniversary Value benefit base will not be increased to equal your Total account value.

∎	The Highest Anniversary Value death benefit will no longer be eligible to increase, and will be subject to pro rata reduction for any subsequent withdrawals.

∎	The charge for the Highest Anniversary Value death benefit will be discontinued.

∎	Upon the death of your spouse, the beneficiary will receive, as of the date of death, the greater of the Total account value and the value of the Highest Anniversary Value death benefit.

—	If the surviving spouse is age 66 or over on the date of your death, for contracts with the “Greater of” death benefit, that death benefit will be frozen, which means:

∎

On the date your spouse elects to continue the contract, the value of the “Greater of” death benefit will be set to equal the amount of the “Greater of” death benefit base on the date of your death. If your Total account value is higher than the “Greater of” death benefit base on the date of your death, the “Greater of” death benefit base will not be increased to equal your Total account value.

∎	The “Greater of” death benefit will no longer be eligible to increase, and will be subject to pro rata reduction for any subsequent withdrawals.

∎	The charge for the “Greater of” death benefit will be discontinued.

∎	Upon the death of your spouse, the beneficiary will receive, as of the date of death, the greater of the Total account value and the value of the Guaranteed minimum death benefit.

—

In all cases, whether the Guaranteed minimum death benefit continues or is discontinued, if your Total account value is lower than the “Greater of” death benefit base on the date of your death, your Total account value will be increased to equal the “Greater of” death benefit base.

Even though the “Greater of” death benefit is frozen, the surviving spouse can continue the contract with the Return of Principal death benefit and can continue funding the Protected Benefit account through age 80.

•	For contracts with the RMD Wealth Guard death benefit, the following applies:

—	We will increase the Protected Benefit account value to equal RMD Wealth Guard death benefit base, if higher. This increase will be excluded from the total contributions portion of the calculation of any future RMD Wealth Guard Refund amount, if applicable.

—

If the surviving spouse is age 68 or younger on the date of death, the RMD Wealth Guard death benefit continues. The applicable fee for the RMD Wealth Guard death benefit will be based on the surviving spouse’s age at the time of the owner’s death and will be higher if the surviving spouse is age 65 or higher as of the date of death and the deceased owner was under age 65 when the contract was issued. The RMD Wealth Guard death benefit base will continue to grow (or, if the benefit base had been frozen upon the owner reaching age 85, resume growing) according to its terms until the contract date anniversary following the earlier of (i) the first RMD withdrawal from the Protected Benefit account and (ii) the date the surviving spouse reaches age 85. Any fees for the RMD Wealth Guard death benefit collected between the date of death and the date of claim will not be refunded.

—

If age 68 or younger on the date of death, the surviving spouse can fund the RMD Wealth Guard death benefit base if the deceased contract owner had been eligible to fund it but did not do so, or increase the RMD Wealth Guard death benefit base, by contributing or transferring additional amounts to the Protected Benefit Account, subject to the restrictions on contributions and transfers to the Protected Benefit Account described in “Appendix VII: Rule regarding contributions to your contract” later in this Prospectus and “Transferring your account value” in “Transferring your money among investment options” earlier in this Prospectus. Specifically, the restrictions on contributions and transfers that apply to contract owners age 20-64 on their contract date also apply to a surviving spouse age 20-64 on the date of death, and the rules that apply to contract owners age 65-68 on their contract date also apply to a surviving spouse aged 65-68 on the date of death.

—

If the surviving spouse is age 69 or older at the time of the owner’s death, and the Protected Benefit account has value, the RMD Wealth Guard death benefit amount will be frozen. This means that the RMD Wealth Guard death benefit base will no longer increase and will be subject to pro rata reduction for any subsequent withdrawals, including RMD withdrawals. The charge for the RMD Wealth Guard death benefit will be discontinued and the RMD Wealth Guard Refund feature will no longer apply. If the Protected Benefit account has no value, the RMD Wealth Guard death benefit will terminate and the charge will be discontinued.

—

A surviving spouse who does not wish to continue the RMD Wealth Guard death benefit can terminate the benefit by taking a full withdrawal of the Protected Benefit account or making a one-time transfer to the Investment account variable investment options and guaranteed interest option.

•

When deciding whether or not to continue the contract, please consider the value of the death benefit if taken as a lump sum and the value of the death benefit if the contract is continued, especially if post-death withdrawals occurred, as the values may differ.

The GMIB may continue if the benefit had not already terminated and the benefit will be based on the surviving spouse’s age at the date of the deceased spouse’s death. See “Exercise rules” under ‘‘Guaranteed minimum income benefit (‘‘GMIB’’)’’ in ‘‘Contract features and benefits’’ earlier in this Prospectus. If the GMIB continues, the charge for the GMIB will continue to apply.

Where an NQ contract is owned by a Living Trust, as defined in the contract, and at the time of the annuitant’s death the annuitant’s spouse is the sole beneficiary of the Living Trust, the Trustee, as owner of the contract, may request that the spouse be substituted as annuitant as of the date of the annuitant’s death. No further change of annuitant will be permitted.

Where an IRA contract is owned in a custodial individual retirement account, and your spouse is the sole beneficiary of the account, the custodian may request that the spouse be substituted as annuitant after your death.

For jointly owned NQ contracts, if the younger spouse dies first no death benefit is paid, and the contract continues as follows:

•	The Guaranteed benefits continue to be based on the older spouse’s age for the life of the contract.

•	If the deceased spouse was the annuitant, the surviving spouse becomes the annuitant. If the deceased spouse was a joint annuitant, the contract will become a single annuitant contract.

If you divorce, Spousal continuation does not apply.

Beneficiary continuation option

This feature permits a designated individual, on the contract owner’s death, to maintain a contract with the deceased contract owner’s name on it and receive distributions under the contract, instead of receiving the death benefit in a single sum. We make this option available to beneficiaries under traditional IRA, Roth IRA and NQ contracts, subject to state availability. Depending on the beneficiary, this option may be restricted or may no longer be available for deaths after December 31, 2019, due to legislation enacted at the end of 2019. Please speak with your financial professional for further information. For a state-by-state description of all material variations of this contract, including information on the availability of the Beneficiary continuation option in your state, see Appendix V later in this Prospectus.

Where an IRA contract is owned in a custodial individual retirement account, the custodian may reinvest the death benefit in an individual retirement annuity contract, using the account beneficiary as the annuitant. Depending on the beneficiary, this option may be restricted or may no longer be available for deaths after December 31, 2019, due to legislation enacted at the end of 2019. Please speak with your financial professional for further information.

The following describes the “Beneficiary continuation option for traditional IRA and Roth IRA contracts only” as in effect prior to legislation enacted at the end of 2019. Legislation enacted at the end of 2019 has changed key aspects of post-death distributions from tax qualified and tax favored contracts such as IRAs. After regulatory guidance is issued on this legislation, we anticipate making changes beginning in 2020 to our contracts to reflect these legislative changes. We may be required in certain cases to pay benefits faster under existing contracts.

Beneficiary continuation option for traditional IRA and Roth IRA contracts only.  The Beneficiary continuation option must be elected by September 30th of the year following the calendar year of your death and before any other inconsistent election is made. Beneficiaries who do not make a timely election will not be eligible for this option. If the election is made, then, as of the date we receive satisfactory proof of death, any required instructions, information and forms necessary to effect the Beneficiary continuation option feature, we will increase the Protected Benefit account value to equal the applicable death benefit if such death benefit is greater than such account value, adjusted for any subsequent withdrawals.

After legislation enacted at the end of 2019, for deaths after December 31, 2019, only specified individuals who are “eligible designated beneficiaries” or “EDBs” may stretch post-death payments over the beneficiary’s life expectancy. See “required minimum distributions after your death” later in this prospectus under “Tax Information.” Individual beneficiaries who do not have EDB status (including beneficiaries named by the original beneficiary to receive any remaining interest after the death of the original beneficiary) must take out any remaining interest in the IRA or plan within 10 years of the applicable death. Trusts for individuals which would be considered as “see-through” trusts under the rules prior to January 1, 2020 presumably no longer qualify to elect the beneficiary continuation option, except under narrowly defined circumstances.

Under the Beneficiary continuation option for IRA and Roth IRA contracts:

•	The contract continues with your name on it for the benefit of your beneficiary.

•	The beneficiary replaces the deceased owner as annuitant.

•	This feature is only available if the beneficiary is an individual. Certain trusts with only individual beneficiaries will be treated as individuals for this purpose.
•

If there is more than one beneficiary, each beneficiary’s share will be separately accounted for. It will be distributed over the beneficiary’s own life expectancy, if payments over life expectancy are chosen.

•	The minimum amount that is required in order to elect the Beneficiary continuation option is $5,000 for each beneficiary.

•	The beneficiary may make transfers among the Investment account variable investment options and the guaranteed interest option (subject to our rules) but no subsequent contributions will be permitted.

•	The Protected Benefit account variable investment options will no longer be available and no value can be allocated to those investment options.

•	If any Guaranteed benefits are in effect under the contract, they will no longer be in effect and charges for such benefits will stop.

•	The beneficiary may choose at any time to withdraw all or a portion of the Total account value.

•	Any partial withdrawal must be at least $300.

•	Your beneficiary will have the right to name a beneficiary to receive any remaining interest in the contract.

•

Upon the death of your beneficiary, the beneficiary he or she has named has the option to either continue taking required minimum distributions based on the remaining life expectancy of the deceased beneficiary or to receive any remaining interest in the contract in a lump sum. Even in the case of IRA owners who died before December 31, 2019, if the beneficiary dies January 1, 2020 or later, legislation enacted at the end of 2019 imposes a 10-year limit on the distribution of the remaining interest. The option elected will be processed when we receive satisfactory proof of death, any required instructions for the method of payment and any required information and forms necessary to effect payment.

Beneficiary continuation option for NQ contracts only.  This feature, also known as Inherited annuity, may only be elected when the NQ contract owner dies before the annuity maturity date, whether or not the owner and the annuitant are the same person. For purposes of this discussion, “beneficiary” refers to the successor owner. This feature must be elected within 9 months following the date of your death and before any other inconsistent election is made. Beneficiaries who do not make a timely election will not be eligible for this option.

Generally, payments will be made once a year to the beneficiary over the beneficiary’s life expectancy, determined on a term certain basis and in the year payments start. These payments must begin no later than one year after the date of your death and are referred to as “scheduled payments.” The beneficiary may choose the “5-year rule” instead of scheduled payments over life expectancy. If the beneficiary chooses the 5-year rule, there will be no scheduled payments. Under the 5-year rule, the beneficiary may take withdrawals as desired, but the entire account value must be fully withdrawn by the fifth anniversary of your death.

Under the Beneficiary continuation option for NQ contracts:

•	This feature is only available if the beneficiary is an individual. It is not available for any entity such as a trust, even if all of the beneficiaries of the trust are individuals.

•	The beneficiary automatically replaces the existing annuitant.

•	The contract continues with your name on it for the benefit of your beneficiary.

•

If there is more than one beneficiary, each beneficiary’s share will be separately accounted for. It will be distributed over the respective beneficiary’s own life expectancy, if scheduled payments are chosen.

•	The minimum amount that is required in order to elect the Beneficiary continuation option is $5,000 for each beneficiary.

•	The beneficiary may make transfers among the Investment account variable investment options but no subsequent contributions will be permitted.

•	The Protected Benefit account variable investment options will no longer be available and no value can be allocated to those investment options.

•	If any Guaranteed benefits are in effect under the contract, they will no longer be in effect and charges for such benefits will stop.

•

If the beneficiary chooses the “5-year rule,” withdrawals may be made at any time. If the beneficiary instead chooses scheduled payments, the beneficiary may also take withdrawals, in addition to scheduled payments, at any time.

•	Any partial withdrawals must be at least $300.

•	Your beneficiary will have the right to name a beneficiary to receive any remaining interest in the contract on the beneficiary’s death.

•

Upon the death of your beneficiary, the beneficiary he or she has named has the option to either continue taking scheduled payments based on the remaining life expectancy of the deceased beneficiary (if scheduled payments were chosen) or to receive any remaining interest in the contract in a lump sum. We will pay any remaining interest in the contract in a lump sum if your beneficiary elects the 5-year rule. The option elected will be processed when we receive satisfactory proof of death, any required instructions for the method of payment and any required information and forms necessary to effect payment.

If the deceased is the owner or the older joint owner:

•

As of the date we receive satisfactory proof of death, any required instructions, information and forms necessary to effect the Beneficiary continuation option feature, we will increase the Protected Benefit account value to equal the applicable death benefit if such death benefit is greater than such Protected Benefit account value adjusted for any subsequent withdrawals.

If the deceased is the younger non-spousal joint owner:

•	The account value will not be reset to the death benefit amount.

A surviving spouse should speak to his or her tax professional about whether Spousal continuation or the Beneficiary continuation option is appropriate for him or her. Factors to consider include, but are not limited to, the surviving spouse’s age, need for immediate income and a desire to continue any Guaranteed benefits under the contract.

7. Tax information

Overview

In this part of the Prospectus, we discuss the current federal income tax rules that generally apply to Retirement Cornerstone® Series E contracts owned by United States individual taxpayers. The tax rules can differ, depending on the type of contract, whether NQ, traditional IRA, Roth IRA or QP. Therefore, we discuss the tax aspects of each type of contract separately.

Federal income tax rules include the United States laws in the Internal Revenue Code, and Treasury Department Regulations and IRS interpretations of the Internal Revenue Code. These tax rules may change without notice. We cannot predict whether, when, or how these rules could change. Any change could affect contracts purchased before the change. Congress may also consider further proposals to comprehensively reform or overhaul the United States tax and retirement systems, which if enacted, could affect the tax benefits of a contract. We cannot predict what, if any, legislation will actually be proposed or enacted.

We cannot provide detailed information on all tax aspects of the contracts. Moreover, the tax aspects that apply to a particular person’s contract may vary depending on the facts applicable to that person. We do not discuss state income and other state taxes, federal income tax and withholding rules for non-U.S. taxpayers, or federal gift and estate taxes. We also do not discuss the Employee Retirement Income Security Act of 1974 (“ERISA”). Transfers of the contract, rights or values under the contract, or payments under the contract, for example, amounts due to beneficiaries, may be subject to federal or state gift, estate, or inheritance taxes. You should not rely only on this document, but should consult your tax adviser before your purchase.

CARES Act

Congress enacted the Coronavirus Aid, Relief, and Economic Security Act (“CARES Act”) on March 27, 2020, with certain provisions immediately effective or retroactively effective to January 1, 2020. If you own a tax-qualified contract or intend to purchase a tax-qualified contract, you should consult with your tax adviser regarding how the CARES Act impacts your unique situation. The CARES Act suspends required minimum distributions during the 2020 calendar year for many tax-qualified and tax-favored plans and contracts (such as defined contribution plans, 403(b) plans, government sponsored employer 457(b) plans, and IRAs). Please read all disclosure in this Prospectus accordingly. The CARES Act permits penalty-free withdrawals during 2020 from such plans and contracts by individuals affected by coronavirus or the economic aftermath. Coronavirus-related distributions from all such plans and contracts would be limited to an aggregate of $100,000 for any individual. The individual would be able to repay the amount of the distribution to the plan or contract within a 3-year period. The CARES Act also increases availability of specified qualified plan loans and flexibility of repayment. Please consult your tax adviser about your individual circumstances.

Contracts that fund a retirement arrangement

Generally, there are two types of funding vehicles that are available for Individual Retirement Arrangements (“IRAs”): an individual retirement annuity contract such as the ones offered in this Prospectus, or a custodial or trusteed individual retirement account. Annuity contracts can also be purchased in connection with retirement plans qualified under Section 401(a) of the Code (“QP contracts”). How these arrangements work, including special rules applicable to each, are noted in the specific sections for each type of arrangement, below. You should be aware that the funding vehicle for a tax-qualified arrangement does not provide any tax deferral benefit beyond that already provided by the Code for all permissible funding vehicles. Before choosing an annuity contract, therefore, you should consider the annuity’s features and benefits compared with the features and benefits of other permissible funding vehicles and the relative costs of annuities and other arrangements. You should be aware that cost may vary depending on the features and benefits made available and the charges and expenses of the investment options or funds that you elect.

Certain provisions of the Treasury Regulations on required minimum distributions concerning the actuarial present value of additional contract benefits could increase the amount required to be distributed from annuity contracts funding qualified plans and IRAs. For this purpose additional annuity contract benefits may include, but are not limited to the various Guaranteed benefits. You should consider the potential implication of these Regulations before you purchase this annuity contract or purchase additional features under this annuity contract. See also Appendix II at the end of this Prospectus for a discussion of QP contracts.

Transfers among investment options

If permitted under the terms of the contract, you can make transfers among investment options inside the contract without triggering taxable income.

Taxation of nonqualified annuities

Contributions

You may not deduct the amount of your contributions to a nonqualified annuity contract. Only section 1035 exchanges are permitted to fund a Retirement Cornerstone® Series E NQ contract. See “Exchange Program” in “Retirement Cornerstone® Series E at a glance — key features” earlier in this Prospectus.

Contract earnings

Generally, you are not taxed on contract earnings until you receive a distribution from your contract, whether as a withdrawal or as an annuity payment. However, earnings are taxable, even without a distribution:

•

if a contract fails investment diversification requirements as specified in federal income tax rules (these rules are based on or are similar to those specified for mutual funds under the securities laws);

•	if you transfer a contract, for example, as a gift to someone other than your spouse (or former spouse);

•	if you use a contract as security for a loan (in this case, the amount pledged will be treated as a distribution); and

•

if the owner is other than an individual (such as a corporation, partnership, trust, or other non-natural person). This provision does not apply to a trust which is a mere agent or nominee for an individual, such as a typical grantor trust.

Federal tax law requires that all nonqualified deferred annuity contracts that the Company and its affiliates issue to you during the same calendar year be linked together and treated as one contract for calculating the taxable amount of any distribution from any of those contracts.

Annuity payments

The following applies to an annuitization of the entire contract. In certain cases, the contract can be partially annuitized. See “Partial Annuitization” below.

Annuitization under a Retirement Cornerstone® Series E contract occurs when your interest under the contract is or has been applied to one or more payout options intended to amortize amounts over your life or over a period certain generally limited by the period of your life expectancy. (We do not currently offer a period certain option without life contingencies.) Annuity payouts can also be determined on a joint life basis. After annuitization, no further contributions to the contract may be made, the annuity payout amount must be paid at least annually, and annuity payments cannot be stopped except by death or surrender (if permitted under the terms of the contract).

Once annuity payments begin, a portion of each payment is taxable as ordinary income. You get back the remaining portion without paying taxes on it. This is your unrecovered investment in the contract. Generally, your investment in the contract equals the contributions you made, less any amounts you previously withdrew that were not taxable.

For fixed annuity payments, the tax-free portion of each payment is determined by (1) dividing your investment in the contract by the total amount you are expected to receive out of the contract, and (2) multiplying the result by the amount of the payment. For variable annuity payments, your tax-free portion of each payment is your investment in the contract divided by the number of expected payments. If you have a loss on a variable annuity payout in a taxable year, you may be able to adjust the tax-free amount in subsequent years.

Once you have received the amount of your investment in the contract, all payments after that are fully taxable. If payments under a life annuity stop because the annuitant dies, there is an income tax deduction for any unrecovered investment in the contract.

Your rights to apply amounts under this contract to an annuity payout option are described elsewhere in this Prospectus. If you hold your contract to the maximum maturity age under the contract we require that a choice be made between taking a lump sum settlement of any remaining account value or applying any such account value to an annuity payout option we may offer at the time under the contract. If no affirmative choice is made, we will apply any remaining account value or interest in the contract to the default option under the contract at such age. While there is no specific federal tax guidance as to whether or when an annuity contract is required to mature, or as to the form of the payments to be made upon maturity, we believe that this contract constitutes an annuity contract under current federal tax rules.

Annuity payments under the no lapse guarantee if you elected the GMIB

If the value of the Protected Benefit account falls to zero before the maturity date and the no lapse guarantee is still in effect, we will issue a supplementary contract as described earlier in this Prospectus in “Guaranteed minimum income benefit” under “Contract features and benefits”. The payments under the no lapse guarantee will be treated as annuity payments. If you have no value remaining in the Investment account, the entire contract will be annuitized. If you have value remaining in the Investment account, the contract will be treated as partially annuitized as described below. Since the value of the Protected Benefit account has fallen to zero, all of the account value under the contract is allocated to the Investment account, and all of the basis or investment in the contract will remain with the Investment account. Since no investment in the contract is allocated to the stream of payments under the no lapse guarantee, all amounts will be fully taxable over your life.

Partial annuitization

The consequences described above for annuitization of the entire contract apply to the portion of the contract which is partially annuitized. A nonqualified deferred annuity contract is treated as being partially annuitized if a portion of the contract is applied to an annuity payout option on a life-contingent basis or for a period certain of at least 10 years. We do not currently offer a period certain option without life contingencies. In order to get annuity payment tax treatment for the portion of the contract applied to the annuity payout, payments must be made at least annually in substantially equal amounts, the payments must be designed to amortize the amount applied over life or the period certain, and the payments cannot be stopped, except by death or surrender (if permitted under the terms of the contract). The investment in the contract is split between the partially annuitized portion and the deferred amount remaining based on the relative values of the amount applied to the annuity payout and the deferred amount remaining at the time of the partial annuitization. Also, the partial annuitization has its own annuity starting date.

Withdrawals made before annuity payments begin

If you make withdrawals before annuity payments begin under your contract, they are taxable to you as ordinary income if there are earnings in the contract. Generally, earnings are your Total account value less your total investment in the contract. If you withdraw an amount which is more than the earnings in the contract as of the date of the withdrawal, the balance of the distribution is treated as a reduction of your investment in the contract and is not taxable.

Collateral assignments are taxable to the extent of any earnings in the contract at the time any portion of the contract’s value is assigned as collateral. Therefore, if you assign your contract as collateral for a loan with a third party after the contract is issued, you may have taxable income even though you receive no payments under the contract. The Company will report any income attributable to a collateral assignment on Form 1099-R. Also, if the Company makes payments or distributions to the assignee pursuant to directions under the collateral assignment agreement, any gains in such payments may be taxable to you and reportable on Form 1099-R even though you do not receive them.

Taxation of Annual withdrawals prior to the beginning of Lifetime GMIB payments

We treat any withdrawals under the contract as non-annuity payments for income tax purposes. (This includes Annual withdrawal amounts received before the entire contract is annutized as described above under “Annuity Payments.”)

1035 Exchanges

You may purchase a nonqualified deferred annuity contract through an exchange of another contract. Normally, exchanges of contracts are taxable events. The exchange will not be taxable under Section 1035 of the Internal Revenue Code if:

•

the contract that is the source of the funds you are using to purchase the nonqualified deferred annuity contract is another nonqualified deferred annuity contract or life insurance or endowment contract.

•

the owner and the annuitant are the same under the source contract and the contract issued in exchange. If you are using a life insurance or endowment contract the owner and the insured must be the same on both sides of the exchange transaction.

In some cases you may make a tax-deferred 1035 exchange from a nonqualified deferred annuity contract to a “qualified long-term care contract” meeting all specified requirements under the Code or an annuity contract with a “qualified long-term care contract” feature (sometimes referred to as a “combination annuity” contract).

The tax basis, also referred to as your investment in the contract, of the source contract carries over to the contract issued in exchange.

An owner may direct the proceeds of a partial withdrawal from one nonqualified deferred annuity contract to purchase or contribute to another nonqualified deferred annuity contract on a tax-deferred basis. If requirements are met, the owner may also directly transfer amounts from a nonqualified deferred annuity contract to a “qualified long-term care contract” or “combination annuity” in such a partial 1035 exchange transaction. Special forms, agreement between the carriers, and provision of cost basis information may be required to process this type of an exchange.

If you are purchasing your contract through a Section 1035 exchange, you should be aware that the Company cannot guarantee that the exchange from the source contract to the contract you are applying for will be treated as a Section 1035 exchange.

Even if the contract owner and the insurance companies agree that a full or partial 1035 exchange is intended, the IRS has the ultimate authority to review the facts and determine that the transaction should be recharacterized as taxable in whole or in part.

Section 1035 exchanges are generally not available after the death of the owner. The destination contract must meet specific post-death payout requirements to prevent avoidance of the death of owner rules. See “Payment of death benefit”.

Surrenders

If you surrender or cancel the contract, the distribution is taxable as ordinary income (not capital gain) to the extent it exceeds your investment in the contract.

Death benefit payments made to a beneficiary after your death

For the rules applicable to death benefits, see “Payment of death benefit” earlier in this Prospectus. The tax treatment of a death benefit taken as a single sum is generally the same as the tax treatment of a withdrawal from or surrender of your contract. The tax treatment of a death benefit taken as annuity payments is generally the same as the tax treatment of annuity payments under your contract.

Under the Beneficiary continuation option, the tax treatment of a withdrawal after the death of the owner taken as a single sum or taken as withdrawals under the 5-year rule is generally the same as the tax treatment of a withdrawal from or surrender of your contract.

Early distribution penalty tax

If you take distributions before you are age 59 1/2, a penalty tax of 10% of the taxable portion of your distribution applies in addition to the income tax. Some of the available exceptions to the pre-age 59 1/2 penalty tax include distributions made:

•	on or after your death; or

•	because you are disabled (special federal income tax definition); or

•

in the form of substantially equal periodic annuity payments at least annually over your life (or life expectancy), or the joint lives of you and your beneficiary (or joint life expectancies) using an IRS-approved distribution method. We do not anticipate that GMIB Annual withdrawal amount payments made before age 59 1/2 will qualify for this exception.

Please note that it is your responsibility to claim the penalty exception on your own income tax return and to document eligibility for the exception to the IRS.

Additional Tax on Net Investment Income

Taxpayers who have modified adjusted gross income (“MAGI”) over a specified amount and who also have specified net investment income in any year may have to pay an additional surtax of 3.8%. (This tax has been informally referred to as the “Net Investment Income Tax” or “NIIT”). For this purpose net investment income includes distributions from and payments under nonqualified annuity contracts. The threshold amount of MAGI varies by filing status: $200,000 for single filers; $250,000 for married taxpayers filing jointly, and $125,000 for married taxpayers filing separately. The tax applies to the lesser of a) the amount of MAGI over the applicable threshold amount or b) the net investment income. You should discuss with your tax adviser the potential effect of this tax.

Investor control issues

Under certain circumstances, the IRS has stated that you could be treated as the owner (for tax purposes) of the assets of Separate Account No. 70. If you were treated as the owner, you would be taxable on income and gains attributable to the shares of the underlying Portfolios.

The circumstances that would lead to this tax treatment would be that, in the opinion of the IRS, you could control the underlying investment of Separate Account No. 70. The IRS has said that the owners of variable annuities will not be treated as owning the separate account assets provided the underlying Portfolios are restricted to variable life and annuity assets. The variable annuity owners must have the right only to choose among the Portfolios, and must have no right to direct the particular investment decisions within the Portfolios.

Although we believe that, under current IRS guidance, you would not be treated as the owner of the assets of Separate Account No. 70, there are some issues that remain unclear. For example, the IRS has not issued any guidance as to whether having a larger number of Portfolios available could cause you to be treated as the owner. We do not know whether the IRS will ever provide such guidance or whether such guidance, if unfavorable, would apply retroactively to your contract. Furthermore, the IRS could reverse its current guidance at any time. We reserve the right to modify your contract as necessary to prevent you from being treated as the owner of the assets of Separate Account No. 70.

Individual retirement arrangements (IRAs)

General

“IRA” stands for individual retirement arrangement. There are two basic types of such arrangements, individual retirement accounts and individual retirement annuities. In an individual retirement account, a trustee or custodian holds the assets funding the account for the benefit of the IRA owner. The assets typically include mutual funds and/or individual stocks and/or securities in a custodial account, and bank certificates of deposit in a trusteed account. In an individual retirement annuity, an insurance company issues an annuity contract that serves as the IRA.

There are two basic types of IRAs, as follows:

•	Traditional IRAs, typically funded on a pre-tax basis; and

•	Roth IRAs, funded on an after-tax basis.

Regardless of the type of IRA, your ownership interest in the IRA cannot be forfeited. You or your beneficiaries who survive you are the only ones who can receive the IRA’s benefits or payments. All types of IRAs qualify for tax deferral regardless of the funding vehicle selected.

You can hold your IRA assets in as many different accounts and annuities as you would like, as long as you meet the rules for setting up and making contributions to IRAs. However, if you own multiple IRAs, you may be required to combine IRA values or contributions for tax purposes. For further information about individual retirement arrangements, you can read Internal Revenue Service Publications 590-A (“Contributions to Individual Retirement Arrangements (IRAs)”) and 590-B (“Distributions from Individual Retirement Arrangements (IRAs)”). These publications are usually updated annually, and can be obtained by contacting the IRS or from the IRS website (www.irs.gov).

The Company designs its IRA contracts to qualify as individual retirement annuities under Section 408(b) of the Internal Revenue Code. You may purchase the contract as a traditional IRA or Roth IRA.

This Prospectus contains the information that the IRS requires you to have before you purchase an IRA. The first section covers some of the special tax rules that apply to traditional IRAs. The next section covers Roth IRAs. The disclosure generally assumes direct ownership of the individual retirement annuity contract. For contracts owned in a custodial individual retirement account, the disclosure will apply only if you terminate your account or transfer ownership of the contract to yourself.

We describe the amount and types of charges that may apply to your contributions under “Charges and expenses” earlier in this Prospectus. We describe the method of calculating payments under “Accessing your money” earlier in this Prospectus. We do not guarantee or project growth in any variable income annuitization option payments (as opposed to payments from a fixed income annuitization option).

We have not applied for opinion letters approving the respective forms of the traditional and Roth IRA contracts for use as a traditional and Roth IRA, respectively. This IRS approval is a determination only as to the form of the annuity. It does not represent a determination of the merits of the annuity as an investment.

Your right to cancel within a certain number of days

You can cancel either type of the Retirement Cornerstone® Series E IRA contract (traditional IRA or Roth IRA) by following the directions in “Your right to cancel with a certain number of days” under “Contract features and benefits” earlier in this Prospectus. If you cancel a traditional IRA or Roth IRA contract, we may have to withhold tax, and we must report the transaction to the IRS. A contract cancellation could have an unfavorable tax impact.

Traditional individual retirement annuities (traditional IRAs)

Contributions to traditional IRAs.  Individuals may make three different types of contributions to purchase a traditional IRA or as additional contributions to an existing IRA:

•	“regular” contributions out of earned income or compensation; or

•	tax-free “rollover” contributions; or

•	direct custodian-to-custodian transfers from other traditional IRAs (“direct transfers”).

The Retirement Cornerstone® Series E traditional IRA contract may be funded only through a direct rollover or transfer of funds from a contract previously issued by us. Partial rollovers or partial direct transfers from eligible Prior Contracts are not permitted. See “How you can make your contributions” in “Contract features and benefits” earlier in this Prospectus or “Rollover contributions to this Roth IRA contract” later in this section for more information. Contributions to this contract cannot be made through “regular” IRA contributions out of your current compensation or from any source other than eligible prior Contracts described above. See “Exchange Program” in “Retirement Cornerstone® Series E at a glance — key features” earlier in this Prospectus.

Rollover and direct transfer contributions to traditional IRAs

Rollover contributions may be made to a traditional IRA from these “eligible retirement plans”:

•	qualified plans;

•	governmental employer 457(b) plans;

•	403(b) plans; and
•	other IRAs, including SEP, SIMPLE and SARSEP IRAs.

Direct transfer contributions may only be made directly from one traditional IRA to another.

Any amount contributed to a traditional IRA after lifetime required minimum distributions must start must be net of your required minimum distribution for the year in which the rollover or direct transfer contribution is made.

Rollovers from “eligible retirement plans” other than traditional IRAs

Your plan administrator will tell you whether or not your distribution is eligible to be rolled over. Spousal beneficiaries and spousal alternate payees under qualified domestic relations orders may roll over funds on the same basis as the plan participant.

There are two ways to do rollovers:

•	Direct rollover:

You tell the trustee or custodian of the eligible retirement plan to send the distribution directly to your traditional IRA issuer. Direct rollovers are not subject to mandatory federal income tax withholding. This is the only type of rollover permitted to be made to a Retirement Cornerstone® Series E IRA contract.

•	Do it yourself:

You actually receive a distribution that can be rolled over and you roll it over to a traditional IRA within 60 days after the date you receive the funds. The distribution from your eligible retirement plan will be net of 20% mandatory federal income tax withholding. If you want, you can replace the withheld funds yourself and roll over the full amount. Although in general 60-day rollovers are permitted under the tax law, we will not accept any personal checks and require contributions to be made only through direct transfers from, or rollovers to be made directly from, another eligible contract issued by us.

All distributions from a qualified plan, 403(b) plan or governmental employer 457(b) plan are eligible rollover distributions, unless the distributions are:

•	“required minimum distributions” after lifetime required minimum distributions must start or retirement from service with the employer; or

•	substantially equal periodic payments made at least annually for your life (or life expectancy) or the joint lives (or joint life expectancies) of you and your designated beneficiary; or

•	substantially equal periodic payments made for a specified period of 10 years or more; or

•	hardship withdrawals; or

•	corrective distributions that fit specified technical tax rules; or

•	loans that are treated as distributions; or

•	certain death benefit payments to a beneficiary who is not your surviving spouse; or

•	qualified domestic relations order distributions to a beneficiary who is not your current spouse or former spouse.

Under legislation enacted at the end of 2019, distributions from an eligible retirement plan made in connection with the birth or adoption of a child as specified in the Code can be made free of income tax withholding and penalty-free. Repayments of these distributions to an eligible retirement plan are treated as deemed rollover contributions. IRS guidance will be required to implement this provision.

You should discuss with your tax adviser whether you should consider rolling over funds from one type of tax qualified retirement plan to another because the funds will generally be subject to the rules of the recipient plan. For example, funds in a governmental employer 457(b) plan are not subject to the additional 10% federal income tax penalty for premature distributions, but they may become subject to this penalty if you roll the funds to a different type of eligible retirement plan such as a traditional IRA, and subsequently take a premature distribution.

Rollovers from an eligible retirement plan to a traditional IRA are not subject to the “one-per-year limit” noted later in this Section.

Rollovers of after-tax contributions from eligible retirement plans other than traditional IRAs

Any non-Roth after-tax contributions you have made to a qualified plan or 403(b) plan (but not a governmental employer 457(b) plan) may be rolled over to a traditional IRA (either in a direct rollover or a rollover you do yourself). When the recipient plan is a traditional IRA, you are responsible for recordkeeping and calculating the taxable amount of any distributions you take from that traditional IRA. See “Taxation of Payments” later in this section under “Withdrawals, payments and transfers of funds out of traditional IRAs.” After-tax contributions in a traditional IRA cannot be rolled over from your traditional IRA into, or back into, a qualified plan, 403(b) plan or governmental employer 457(b) plan.

Rollovers from traditional IRAs to traditional IRAs

You may roll over amounts from one traditional IRA to one or more of your other traditional IRAs if you complete the transaction within 60 days after you receive the funds. You may make such a rollover only once in every 12-month period for the same funds. We call this the “one-per-year limit.” It is the IRA owner’s responsibility to determine if this rule is met. Trustee-to-trustee or custodian-to-custodian direct transfers are not rollover transactions. You can make these more frequently than once in every 12-month period.

Spousal rollovers and divorce-related direct transfers

The surviving spouse beneficiary of a deceased individual can roll over funds from, or directly transfer funds from, the deceased spouse’s traditional IRA to one or more other traditional IRAs. Also, in some cases, traditional IRAs can be transferred on a tax-free basis between spouses or former spouses as a result of a court-ordered divorce or separation decree.

Excess contributions to traditional IRAs

Excess contributions to IRAs are subject to a 6% excise tax for the year in which made and for each year after until withdrawn. Examples of excess contributions are regular contributions of more than the maximum regular contribution amount for the applicable taxable year, and a rollover contribution which is not eligible to be rolled over, for example to the extent an amount distributed is a lifetime required minimum distribution after age 72 (or after age 70½, if applicable). You can avoid or limit the excise tax by withdrawing an excess contribution. See IRS Publications 590-A and 590-B for further details.

Recharacterizations

Amounts that have been contributed as traditional IRA funds may subsequently be treated as Roth IRA funds. Special federal income tax rules allow you to change your mind again and have amounts that are subsequently treated as Roth IRA funds, once again treated as traditional IRA funds. You do this by using the forms we prescribe. This is referred to as having “recharacterized” your contribution.

Withdrawals, payments and transfers of funds out of traditional IRAs

No federal income tax law restrictions on withdrawals.  You can withdraw any or all of your funds from a traditional IRA at any time. You do not need to wait for a special event like retirement.

Taxation of payments.  Amounts distributed from traditional IRAs are not subject to federal income tax until you or your beneficiary receive them. Taxable payments or distributions include withdrawals from your contract, surrender of your contract and annuity payments from your contract. Death benefits are also taxable.

We report all payments from traditional IRA contracts on IRS Form 1099-R. You are responsible for reporting these amounts correctly on your individual income tax return and keeping supporting records. Except as discussed below, the total amount of any distribution from a traditional IRA must be included in your gross income as ordinary income.

If you have ever made nondeductible (after-tax) IRA contributions to any traditional IRA (it does not have to be to this particular traditional IRA contract), those contributions are recovered tax-free when you get distributions from any traditional IRA. It is your responsibility to keep permanent tax records of all of your nondeductible contributions to traditional IRAs so that you can correctly report the taxable amount of any distribution on your own tax return. At the end of any year in which you have received a distribution from any traditional IRA, you calculate the ratio of your total nondeductible traditional IRA contributions (less any amounts previously withdrawn tax-free) to the total account balances of all traditional IRAs you own at the end of the year plus all traditional IRA distributions made during the year. Multiply this by all distributions from the traditional IRA during the year to determine the nontaxable portion of each distribution.

A distribution from a traditional IRA is not taxable if:

•	the amount received is a withdrawal of certain excess contributions, as described in IRS Publications 590-A and 590-B; or

•

the entire amount received is rolled over to another traditional IRA or other eligible retirement plan which agrees to accept the funds. (See “Rollovers from eligible retirement plans other than traditional IRAs” in “Traditional individual retirement annuities (traditional IRAs)” earlier in this section for more information.)

The following are eligible to receive rollovers of distributions from a traditional IRA: a qualified plan, a 403(b) plan or a governmental employer 457(b) plan. After-tax contributions in a traditional IRA cannot be rolled from your traditional IRA into, or back into, a qualified plan, 403(b) plan or governmental employer 457(b) plan. Before you decide to roll over a distribution from a traditional IRA to another eligible retirement plan, you should check with the administrator of that plan about whether the plan accepts rollovers and, if so, the types it accepts. You should also check with the administrator of the receiving plan about any documents required to be completed before it will accept a rollover.

Distributions from a traditional IRA are not eligible for favorable ten-year averaging and long-term capital gain treatment available under limited circumstances for certain distributions from qualified plans. If you might be eligible for such tax treatment from your qualified plan, you may be able to preserve such tax treatment even though an eligible rollover from a qualified plan is temporarily rolled into a “conduit IRA” before being rolled back into a qualified plan. See your tax adviser.

IRA distributions directly transferred to charity.  Specified distributions from IRAs directly transferred to charitable organizations may be tax-free to IRA owners age 70 1/2 or older. We no longer permit you to direct the Company to make a distribution directly to a charitable organization you request, in accordance with an interpretation of recent non-tax regulatory changes.

Annuity payments under the RMD Wealth Guard Refund feature

If you elected the RMD Wealth Guard death benefit and your Protected Benefit account value falls to zero before you reach age 95 or before your death, we will issue you a supplementary contract with the same owner and beneficiary. You will receive periodic refund payments until we have returned the value of the RMD Wealth Guard death benefit base, less any RMD withdrawals previously taken from the Protected Benefit account before it fell to zero. See “RMD Wealth Guard Refund feature” in “Contract features and benefits” earlier in this Prospectus for additional information.

The payments under the RMD Wealth Guard Refund feature will be treated as annuity payments. If you have no value remaining in the Investment account, the entire contract will be annuitized. If you have value remaining in the Investment account, the contract will be treated as partially annuitized.

Required minimum distributions

Legislation enacted at the end of 2019 which is generally effective January 1, 2020 significantly amends the required minimum distribution rules. Because these rules are statutory and regulatory, in many cases IRS guidance will be required to implement these changes.

Background on Regulations — Required Minimum Distributions.  Distributions must be made from traditional IRAs according to rules contained in the Code and Treasury Regulations. Certain provisions of the Treasury Regulations require that the actuarial present value of additional annuity contract benefits must be added to the dollar amount credited for purposes of calculating certain types of required minimum distributions from individual retirement annuity contracts. For this purpose additional annuity contract benefits may include, but are not limited to, Guaranteed benefits. This could increase the amount required to be distributed from the contracts if you take annual withdrawals instead of annuitizing. Please consult your tax adviser concerning applicability of these complex rules to your situation.

Lifetime required minimum distributions — When you have to take the first lifetime required minimum distribution.   When you have to start lifetime required minimum distributions from your traditional IRAs depends on your birthdate. Under legislation enacted at the end of 2019, lifetime required minimum distributions from your traditional IRAs must start for the year in which you attain age 72 (if you were born July 1, 1949 or later). For individuals born June 30, 1949 or earlier, lifetime required minimum distributions from your traditional IRAs must start for the year in which you attain age 70 1/2. That is, individuals who had already attained age 70½ by December 31, 2019 had no change from prior law in the start or continuation of their lifetime required minimum distributions.

The first required minimum distribution is for the calendar year in which you turn age 72 (or age 70 1/2 if applicable). You have the choice to take this first required minimum distribution during the calendar year you actually reach age 72 (or age 70 1/2 if applicable), or to delay taking it until the first three-month period in the next calendar year (January 1st - April 1st). Distributions must start no later than your “Required Beginning Date”, which is April 1st of the calendar year after the calendar year in which you turn age 72 (or age 70 1/2 if applicable). If you choose to delay taking the first annual minimum distribution, then you will have to take two minimum distributions in that year — the delayed one for the first year and the one actually for that year. Once minimum distributions begin, they must be made at some time each year.

How you can calculate required minimum distributions.   There are two approaches to taking required minimum distributions — “account-based” or “annuity-based.”

Account-based method.  If you choose an account-based method, you divide the value of your traditional IRA as of December 31st of the past calendar year by a number correspondi ng to your age from an IRS table. This gives you the required minimum distribution amount for that particular IRA for that year. If your spouse is your sole beneficiary and more than 10 years younger than you, the dividing number you use may be from another IRS table and may produce a smaller lifetime required minimum distribution amount. Regardless of the table used, the required minimum distribution amount will vary each year as the account value, the actuarial present value of additional annuity contract benefits, if applicable, and the divisor change.

If you initially choose an account-based method, you may later apply your traditional IRA funds to a life annuity-based payout with any certain period not exceeding remaining life expectancy, determined in accordance with IRS tables.

Annuity-based method.  If you choose an annuity-based method, you do not have to do annual calculations. You apply the account value to an annuity payout for your life or the joint lives of you and a designated beneficiary or for a period certain not extending beyond applicable life expectancies, determined in accordance with IRS tables.

Do you have to pick the same method to calculate your required minimum distributions for all of your traditional IRAs and other retirement plans?  No. If you want, you can choose a different method for each of your traditional IRAs and other retirement plans. For example, you can choose an annuity payout from one IRA, a different annuity payout from a qualified plan and an account-based annual withdrawal from another IRA.

Will we pay you the annual amount every year from your traditional IRA based on the method you choose?  We will only pay you automatically if you affirmatively select an annuity payout option or an account-based withdrawal option such as our “automatic required minimum distribution (RMD) service.” Even if you do not enroll in our service, we will calculate the amount of the required minimum distribution withdrawal for you, if you so request in writing. However, in that case you will be responsible for asking us to pay the required minimum distribution withdrawal to you.

Also, if you are taking account-based withdrawals from all of your traditional IRAs, the IRS will let you calculate the required minimum distribution for each traditional IRA that you maintain. You can add these required minimum distribution amount calculations together. As long as the total amount you take out every year satisfies your overall traditional IRA required minimum distribution amount, you may choose to take your annual required minimum distribution from any one or more traditional IRAs that you own.

What if you take more than you need to for any year?  The required minimum distribution amount for your traditional IRAs is calculated on a year-by-year basis. There are no carry-back or carry-forward provisions. Also, you cannot apply required minimum distribution amounts you take from your qualified plans to the amounts you have to take from your traditional IRAs and vice versa.

What if you take less than you need to for any year?  Your IRA could be disqualified, and you could have to pay tax on the entire value. Even if your IRA is not disqualified, you could have to pay a 50% penalty tax on the shortfall (required amount for traditional IRAs less amount actually taken). It is your responsibility to meet the required minimum distribution rules. We will remind you when our records show that you are within the age group which must take lifetime required minimum distributions. If you do not select a method with us, we will assume you are taking your required minimum distribution from another traditional IRA that you own.

What are the required minimum distribution payments after you die?  These vary, depending on the status of your beneficiary (individual or entity) and when you die. Legislation enacted at the end of 2019 significantly amends the post-death required minimum distribution rules for distributions made beginning January 1, 2020, and in some cases may affect payouts for pre-December 31, 2019 deaths. IRS guidance will be needed to implement these changes.

Individual beneficiary.  Unless the individual beneficiary has a special status as an “eligible designated beneficiary” or “EDB” described below, distributions of the remaining amount in the defined contribution plan or IRA contract following your death must be distributed within 10 years. IRS guidance will be needed regarding the mechanics of implementation of this “10-year” rule.

Individual beneficiary who has “eligible designated beneficiary” or “EDB” status.  An individual beneficiary who is an “eligible designated beneficiary” or “EDB” is able to take annual post-death required minimum distribution payments over the life of the EDB or over a period not extending beyond the life expectancy of the EDB, as long as the distributions start no later than one year after your death (to be prescribed in Treasury Regulations).

The following individuals are EDBs:

•	your surviving spouse (see spousal beneficiary, below);

•	your minor children (only while they are minors);

•	a disabled individual (Code definition applies);

•	a chronically ill individual (Code definition applies); and

•	any individual who is not more than 10 years younger than you.

In certain cases, a trust for a disabled individual or a chronically ill individual may be treated as an individual and not an entity beneficiary. When minor children reach the age of majority, they stop EDB status and the remainder of the portion of their interest not yet distributed must be distributed within 10 years. IRS guidance will be needed to implement the mechanics of this EDB status shift provision. It appears to discourage life contingent annuity payouts to minor children.

Spousal beneficiary.  If your death beneficiary is your surviving spouse, your spouse has a number of choices. As noted above, post-death distributions may be made over your spouse’s life or period of life expectancy. Your spouse may delay starting payments over his/her life or life expectancy period until the year in which you would have attained age

72. In some circumstances, for traditional IRA contracts only, your surviving spouse may elect to become the owner of the traditional IRA and halt distributions until he or she reaches age 72, or roll over amounts from your traditional IRA into his/her own traditional IRA or other eligible retirement plan.

Non-individual beneficiary.  Pre-January 1, 2020 rules continue to apply. If you die before your Required Beginning Date for lifetime required minimum distributions, and your death beneficiary is a non-individual such as your estate, the “5-year rule” applies. Under this rule, the entire interest must be distributed by the end of the calendar year which contains the fifth anniversary of the owner’s death. No distribution is required for a year before that fifth year. Please note that we need an individual annuitant to keep an annuity contract in force. If the beneficiary is not an individual, we must distribute amounts remaining in the annuity contract after the death of the annuitant.

If you die after your Required Beginning Date for lifetime required minimum distributions, and your death beneficiary is a non-individual such as your estate, the rules permit the beneficiary to calculate the post-death required minimum distribution amounts based on the owner’s life expectancy in the year of death. However, note that we need an individual annuitant to keep an annuity contract in force. If the beneficiary is not an individual, we must distribute amounts remaining in the annuity contract after the death of the annuitant.

Please note that under the legislation enacted in 2019, for owner or participants deaths on or after January 1, 2020, it appears that trusts which would have qualified under pre-January 2020 rules as “see-through trusts” will now be treated as entity beneficiaries.

Additional Changes to post-death distributions after the 2019 legislation.  The legislation enacted at the end of 2019 applies to deaths after December 31, 2019, so that the post-death required minimum distribution rules in effect before January 1, 2020 continue to apply initially. As long as payments start no later than December 31 following the calendar year of the owner’s or participant’s death, individuals who are non-spouse beneficiaries may continue to stretch post-death payments over their life. It is also permissible to stretch post-death payments over a period not longer than their life expectancy based on IRS tables as of the calendar year after the owner’s or participant’s death on a term certain method. In certain cases a “see-through” trust which is the death beneficiary will be treated as an individual for measuring the distribution period.

However, the legislation enacted at the end of 2019 views the death of the original individual beneficiary as an event that triggers the “10-year” distribution period. Prior to 2019, for example, if an individual beneficiary who had a 20-year life expectancy period in the year after the owner’s or participant’s death died in the 7th year of post-death payments, the beneficiary named by the original beneficiary could continue the payments over the remaining 13 years of the original beneficiary’s life expectancy period. Even if the owner or participant in this example died before December 31, 2019, the legislation caps the length of any post-death payment period after the death of the original beneficiary at

10 years. As noted above, a rule similar to this applies when an EDB dies, or a minor child reaches the age of majority-the remaining interest must be distributed within 10 years. IRS guidance will be needed to implement the mechanics of these beneficiary status shift provisions.

Spousal continuation

If the contract is continued under Spousal continuation, the required minimum distribution rules are applied as if your surviving spouse is the contract owner.

Payments to a beneficiary after your death

IRA death benefits are taxed the same as IRA distributions.

Borrowing and loans are prohibited transactions

You cannot get loans from a traditional IRA. You cannot use a traditional IRA as collateral for a loan or other obligation. If you borrow against your IRA or use it as collateral, its tax-favored status will be lost as of the first day of the tax year in which this prohibited event occurs. If this happens, you must include the value of the traditional IRA in your federal gross income. Also, the early distribution penalty tax of 10% may apply if you have not reached age 59 1/2 before the first day of that tax year.

Early distribution penalty tax

A penalty tax of 10% of the taxable portion of a distribution applies to distributions from a traditional IRA made before you reach age 59 1/2. Some of the available exceptions to the pre-age 59 1/2 penalty tax include distributions:

•	made on or after your death; or

•	made because you are disabled (special federal income tax definition); or

•	used to pay certain extraordinary medical expenses (special federal income tax definition); or

•	used to pay medical insurance premiums for unemployed individuals (special federal income tax definition); or

•	used to pay certain first-time home buyer expenses (special federal income tax definition; $10,000 lifetime total limit for these distributions from all your traditional and Roth IRAs); or

•	used to pay certain higher education expenses (special federal income tax definition); or

•	under legislation enacted at the end of 2019, distributions made in connection with the birth or adoption of a child as specified in the Code; or

•

in the form of substantially equal periodic payments made at least annually over your life (or your life expectancy) or over the joint lives of you and your beneficiary (or your joint life expectancies) using an IRS-approved distribution method.

Please note that it is your responsibility to claim the penalty exception on your own income tax return and to document eligibility for the exception to the IRS.

To meet the substantially equal periodic payments exception, you could elect the substantially equal withdrawals option. See “Substantially equal withdrawals” under “Accessing your money” earlier in this Prospectus. We will calculate the substantially equal payments, using your choice of IRS-approved methods we offer. Although substantially equal withdrawals are not subject to the 10% penalty tax, they are taxable as discussed in “Withdrawals, payments and transfers of funds out of traditional IRAs” earlier in this section. Once substantially equal withdrawals begin, the distributions should not be stopped or changed until after the later of your reaching age 59 1/2 or five years after the date of the first distribution, or the penalty tax, including an interest charge for the prior penalty avoidance, may apply to all prior distributions under either option. Also, it is possible that the IRS could view any additional withdrawal or payment you take from, or any additional contributions or transfers you make to, your contract as changing your pattern of substantially equal withdrawals for purposes of determining whether the penalty applies.

Making additional contributions to the contract is treated as changing the pattern of withdrawals. It does not matter whether the additional contributions are made by direct transfer or rollover; nor does it matter if they are made to the Investment account or the Protected Benefit account. Because the penalty exception method does not permit additional contributions or payment changes to restore any benefit base under the contract, you and your tax adviser should consider carefully whether you should elect the Substantially equal withdrawals option or any other method of penalty exception withdrawals if you have allocated, or intend to allocate, amounts to the Protected Benefit account value after starting Substantially equal withdrawals.

Roth individual retirement annuities (Roth IRAs)

This section of the Prospectus covers some of the special tax rules that apply to Roth IRAs. If the rules are the same as those that apply to the traditional IRA, we will refer you to the same topic under “Traditional individual retirement annuities (traditional IRAs).”

The Retirement Cornerstone® Series E Roth IRA contract is designed to qualify as a Roth individual retirement annuity under Sections 408A(b) and 408(b) of the Internal Revenue Code.

Contributions to Roth IRAs. Individuals may make four different types of contributions to a Roth IRA:

•	regular after-tax contributions out of earnings; or

•	taxable rollover contributions from traditional IRAs or other eligible retirement plans (“conversion rollover” contributions); or

•	tax-free rollover contributions from other Roth individual retirement arrangements or designated Roth accounts under defined contribution plans; or

•	tax-free direct custodian-to-custodian transfers from other Roth IRAs (“direct transfers”).

All contributions to a Retirement Cornerstone® Series E Roth IRA contract must be a direct transfer or rollover contribution. We do not accept regular contributions out of earnings.

See “Exchange Program” in “Retirement Cornerstone® Series E at a glance — key features” earlier in this Prospectus.

Rollovers and direct transfer contributions to Roth IRAs

What is the difference between rollover and direct transfer transactions? The difference between a rollover transaction and a direct transfer transaction is the following: in a rollover transaction you actually take possession of the funds rolled over or are considered to have received them under tax law in the case of a change from one type of plan to another. In a direct transfer transaction, you never take possession of the funds, but direct the first Roth IRA custodian, trustee or issuer to transfer the first Roth IRA funds directly to the recipient Roth IRA custodian, trustee or issuer. You can make direct transfer transactions only between identical plan types (for example, Roth IRA to Roth IRA).

You may make rollover contributions to a Roth IRA from these sources only:

•	another Roth IRA;

•	a traditional IRA, including a SEP-IRA or SIMPLE IRA (after a two-year rollover limitation period for SIMPLE IRA funds), in a taxable conversion rollover (“conversion rollover”);

•	a “designated Roth contribution account” under a 401(k) plan, a 403(b) plan or a governmental employer Section 457(b) plan (direct or 60-day); or

•	from non-Roth accounts under another eligible retirement plan, as described below under “Conversion rollover contributions to Roth IRAs.”

You may make direct transfer contributions to a Roth IRA only from another Roth IRA.

You may make both Roth IRA to Roth IRA rollover transactions and Roth IRA to Roth IRA direct transfer transactions. This can be accomplished on a completely tax-free basis. However, you may make IRA rollover transactions (Roth IRAs or otherwise) only once in any 12-month period for the same funds. We call this the “one-per-year limit.” It is the Roth IRA owner’s responsibility to determine if this rule is met. Trustee-to-trustee or custodian-to-custodian direct transfers can be made more frequently than once a year. Also, if you send us the rollover contribution to apply it to a Roth IRA, you must do so within 60 days after you receive the proceeds from the original IRA to get rollover treatment. Although in general 60-day rollovers are permitted under the tax law, we will not accept any personal checks and require contributions to be made only through direct transfers from, or rollovers to be made directly from, another eligible contract issued by us.

The surviving spouse beneficiary of a deceased individual can roll over or directly transfer an inherited Roth IRA to one or more other Roth IRAs. In some cases, Roth IRAs can be transferred on a tax-free basis between spouses or former spouses as a result of a court-ordered divorce or separation decree.

Conversion rollover contributions to Roth IRAs

In a conversion rollover transaction, you withdraw (or are considered to have withdrawn) funds from a traditional IRA you maintain and convert it to a Roth IRA within 60 days after you receive (or are considered to have received) the traditional IRA proceeds. Amounts can also be rolled over from non-Roth accounts under another eligible retirement plan, including a Code Section 401(a) qualified plan, a 403(b) plan, and a governmental employer Section 457(b) plan.

Unlike a rollover from a traditional IRA to another traditional IRA, a conversion rollover transaction from a traditional IRA or other eligible retirement plan to a Roth IRA is not tax-free. Instead, the distribution from the traditional IRA or other eligible retirement plan is generally fully taxable. If you are converting a traditional IRA, and you have ever made nondeductible regular contributions to any traditional IRA — whether or not it is the traditional IRA you are converting — a pro rata portion of the distribution is tax-free. Even if you are under age 59 1/2, the early distribution penalty tax does not apply to conversion rollover contributions to a Roth IRA. Conversion rollover contributions to Roth IRAs are not subject to the “one-per-year limit” noted earlier in this section.

You cannot make conversion contributions to a Roth IRA to the extent that the funds in your traditional IRA or other eligible retirement plan are subject to the lifetime annual required minimum distribution rules.

The IRS and Treasury have issued Treasury Regulations addressing the valuation of annuity contracts funding traditional IRAs in the conversion to Roth IRAs. Although these Regulations are not clear, they could require an individual’s gross income on the conversion of a traditional IRA to a Roth IRA to be measured using various actuarial methods and not as if the annuity contract funding the traditional IRA had been surrendered at the time of conversion. This could increase the amount of income reported in certain circumstances.

Recharacterizations

You may be able to treat a contribution made to one type of IRA as having been made to a different type of IRA. This is called recharacterizing the contribution.

Conversion rollover contributions to Roth IRAs cannot be recharacterized.

To recharacterize a contribution, you must use our forms.

Withdrawals, payments and transfers of funds out of Roth IRAs

No federal income tax law restrictions on withdrawals.  You can withdraw any or all of your funds from a Roth IRA at any time; you do not need to wait for a special event like retirement.

Distributions from Roth IRAs

Distributions include withdrawals from your contract, surrender of your contract and annuity payments from your contract. Death benefits are also distributions.

You must keep your own records of regular and conversion contributions to all Roth IRAs to assure appropriate taxation. You may have to file information on your contributions to and distributions from any Roth IRA on your tax return. You may have to retain all income tax returns and records pertaining to such contributions and distributions until your interests in all Roth IRAs are distributed.

Like traditional IRAs, taxable distributions from a Roth IRA are not entitled to special favorable ten-year averaging and long-term capital gain treatment available in limited cases to certain distributions from qualified plans.

The following distributions from Roth IRAs are free of income tax:

•	rollovers from a Roth IRA to another Roth IRA;

•	direct transfers from a Roth IRA to another Roth IRA;

•	qualified distributions from a Roth IRA; and

•	return of excess contributions or amounts recharacterized to a traditional IRA.

Qualified distributions from Roth IRAs.  Qualified distributions from Roth IRAs made because of one of the following four qualifying events or reasons are not includable in income:

•	you are age 59 1/2 or older; or

•	you die; or

•	you become disabled (special federal income tax definition); or

•

your distribution is a “qualified first-time homebuyer distribution” (special federal income tax definition; $10,000 lifetime total limit for these distributions from all of your traditional and Roth IRAs).

You also have to meet a five-year aging period. A qualified distribution is any distribution made after the five-taxable-year period beginning with the first taxable year for which you made any contribution to any Roth IRA (whether or not the one from which the distribution is being made).

Nonqualified distributions from Roth IRAs.  Nonqualified distributions from Roth IRAs are distributions that do not meet both the qualifying event and five-year aging period tests described above. If you receive such a distribution, part of it may be taxable. For purposes of determining the correct tax treatment of distributions (other than the withdrawal of excess contributions and the earnings on them), there is a set order in which contributions (including conversion contributions) and earnings are considered to be distributed from your Roth IRA. The order of distributions is as follows:

(1)	Regular contributions.

(2)	Conversion contributions, on a first-in-first-out basis (generally, total conversions from the earliest year first). These conversion contributions are taken into account as follows:

(a)	Taxable portion (the amount required to be included in gross income because of conversion) first, and then the

(b)	Nontaxable portion.

(3)	Earnings on contributions.

Rollover contributions from other Roth IRAs are disregarded for this purpose.

To determine the taxable amount distributed, distributions and contributions are aggregated or grouped, then added together as follows:

(1)	All distributions made during the year from all Roth IRAs you maintain — with any custodian or issuer — are added together.

(2)

All regular contributions made during and for the year (contributions made after the close of the year, but before the due date of your return) are added together. This total is added to the total undistributed regular contributions made in prior years.

(3)	All conversion contributions made during the year are added together.

Any recharacterized contributions that end up in a Roth IRA are added to the appropriate contribution group for the year that the original contribution would have been taken into account if it had been made directly to the Roth IRA.

Any recharacterized contribution that ends up in an IRA other than a Roth IRA is disregarded for the purpose of grouping both contributions and distributions. Any amount withdrawn to correct an excess contribution (including the earnings withdrawn) is also disregarded for this purpose.

Required minimum distributions during life

Lifetime required minimum distributions do not apply.

Required minimum distributions at death

Same as traditional IRA under “What are the required minimum distribution payments after you die?”.

Payments to a beneficiary after your death

Distributions to a beneficiary generally receive the same tax treatment as if the distribution had been made to you.

Borrowing and loans are prohibited transactions

Same as traditional IRA.

Excess contributions to Roth IRAs

Generally the same as traditional IRA.

Excess rollover contributions to Roth IRAs are contributions not eligible to be rolled over.

You can withdraw or recharacterize any contribution to a Roth IRA before the due date (including extensions) for filing your federal income tax return for the tax year. If you do this, you must also withdraw or recharacterize any earnings attributable to the contribution.

Early distribution penalty tax

Same as traditional IRA.

Tax withholding and information reporting

Status for income tax purposes; FATCA.  In order for us to comply with income tax withholding and information reporting rules which may apply to annuity contracts and tax-qualified plans, we request documentation of “status” for tax purposes. “Status” for tax purposes generally means whether a person is a “U.S. person” or a foreign person with respect to the United States; whether a person is an individual or an entity, and if an entity, the type of entity. Status for tax purposes is best documented on the appropriate IRS Form or substitute certification form (IRS Form W-9 for a U.S. person or the appropriate type of IRS Form W-8 for a foreign person). If we do not have appropriate certification or documentation of a person’s status for tax purposes on file, it could affect the rate at which we are required to withhold income tax, and penalties could apply. Information reporting rules could apply not only to specified transactions, but also to contract ownership. For example, under the Foreign Account Tax Compliance Act (“FATCA”), which applies to certain U.S.-source payments, and similar or related withholding and information reporting rules, we may be required to report contract values and other information for certain contractholders. For this reason, we and our affiliates intend to require appropriate status documentation at purchase, change of ownership, and affected payment transactions, including death benefit payments. FATCA and its related guidance is extraordinarily complex and its effect varies considerably by type of payor, type of payee and type of recipient.

Tax Withholding.  We must withhold federal income tax from distributions from annuity contracts and specified tax-favored savings or retirement plans or arrangements. You may be able to elect out of this income tax withholding in some cases. Generally, we do not have to withhold if your distributions are not taxable. The rate of withholding will depend on the type of distribution and, in certain cases, the amount of your distribution. Any income tax withheld is a credit against your income tax liability. If you do not have sufficient income tax withheld or do not make sufficient estimated income tax payments, you may incur penalties under the estimated income tax rules.

You must file your request not to withhold in writing before the payment or distribution is made. Our processing office will provide forms for this purpose. You cannot elect out of withholding unless you provide us with your correct Taxpayer Identification Number and a United States residence address. You cannot elect out of withholding if we are sending the payment out of the United States.

You should note the following special situations:

•	We might have to withhold and/or report on amounts we pay under a free look or cancellation.

•

We are required to withhold on the gross amount of a distribution from a Roth IRA to the extent it is reasonable for us to believe that a distribution is includable in your gross income. This may result in tax being withheld even though the Roth IRA distribution is ultimately not taxable.

Special withholding rules apply to United States citizens residing outside of the United States, foreign recipients, and certain U. S. entity recipients which are treated as foreign because they fail to document their U.S. status before payment is made. We do not discuss these rules here in detail. However, we may require additional documentation in the case of payments made to United States persons living abroad and non-United States persons (including U.S. entities treated as foreign) prior to processing any requested transaction.

Certain states have indicated that state income tax withholding will also apply to payments from the contracts made to residents. Generally, an election out of federal withholding will also be considered an election out of state withholding. In some states, you may elect out of state withholding, even if federal withholding applies. In some states, the income tax withholding is completely independent of federal income tax withholding. If you need more information concerning a particular state or any required forms, call our processing office at the toll-free number.

Federal income tax withholding on periodic annuity payments

Federal tax rules require payers to withhold differently on “periodic” and “nonperiodic” payments. Payers are to withhold from periodic annuity payments as if the payments were wages. For a periodic annuity payment, for example, the annuity contract owner’s withholding depends on what the owner specifies on a Form W-4P. If the owner fails to provide a correct Taxpayer Identification Number, withholding at the highest rate applies.

A contract owner’s withholding election remains effective unless and until the owner revokes it. The contract owner may revoke or change a withholding election at any time.

Federal income tax withholding on non-periodic annuity payments (withdrawals)

Non-periodic distributions include partial withdrawals, total surrenders and death benefits. Payers generally withhold federal income tax at a flat 10% rate from (i) the taxable amount in the case of nonqualified contracts, and (ii) the payment amount in the case of traditional IRAs and Roth IRAs, where it is reasonable to assume an amount is includable in gross income.

As described below, there is no election out of federal income tax withholding if the payment is an eligible rollover distribution from a qualified plan. If a non-periodic distribution from a qualified plan is not an eligible rollover distribution then election out is permitted. If there is no election out, the 10% withholding rate applies.

Special rules for contracts funding qualified plans

The plan administrator is responsible for making all required notifications on tax matters to plan participants and to the IRS. See Appendix II at the end of this Prospectus.

Mandatory withholding from qualified plan distributions

Unless the distribution is directly rolled over to another eligible retirement plan, eligible rollover distributions from qualified plans are subject to mandatory 20% withholding. The plan administrator is responsible for withholding from qualified plan distributions and communicating to the recipient whether the distribution is an eligible rollover distribution.

Impact of taxes to the Company

The contracts provide that we may charge Separate Account No. 70 for taxes. We do not now, but may in the future set up reserves for such taxes.

We are entitled to certain tax benefits related to the investment of company assets, including assets of the separate account. These tax benefits, which may include the foreign tax credit and the corporate dividends received deduction, are not passed back to you, since we are the owner of the assets from which tax benefits may be derived.

8. More information

About Separate Account No. 70

Each variable investment option is a subaccount of Separate Account No. 70. We established Separate Account No. 70 under special provisions of the New York Insurance Law. These provisions prevent creditors from any other business we conduct from reaching the assets we hold in our variable investment options for owners of our variable annuity contracts. We are the legal owner of all of the assets in Separate Account No. 70 and may withdraw any amounts that exceed our reserves and other liabilities with respect to variable investment options under our contracts. For example, we may withdraw amounts from Separate Account No. 70 that represent our investments in Separate Account No. 70 or that represent fees and charges under the contracts that we have earned. Also, we may, at our sole discretion, invest Separate Account No. 70 assets in any investment permitted by applicable law. The results of Separate Account No. 70’s operations are accounted for without regard to the Company’s other operations. The amount of some of our obligations under the contracts is based on the assets in Separate Account No. 70. However, the obligations themselves are obligations of the Company.

Separate Account No. 70 is registered under the Investment Company Act of 1940 and is registered and classified under that act as a “unit investment trust.” The SEC, however, does not manage or supervise the Company or Separate Account No. 70. Although Separate Account No. 70 is registered, the SEC does not monitor the activity of Separate Account No. 70 on a daily basis. The Company is not required to register, and is not registered, as an investment company under the Investment Company Act of 1940.

Each subaccount (variable investment option) within Separate Account No. 70 invests solely in the applicable class of shares issued by the corresponding Portfolio of the applicable Trust.

We reserve the right subject to compliance with laws that apply:

(1)	to add variable investment options to, or to remove variable investment options from, Separate Account No. 70, or to add other separate accounts;

(2)	to combine any two or more variable investment options;

(3)	to transfer the assets we determine to be the shares of the class of contracts to which the contracts belong from any variable investment option to another variable investment option;

(4)	to operate Separate Account No. 70 or any variable investment option as a management investment company under the Investment Company Act of 1940 (in which case, charges and expenses that otherwise would be assessed against an underlying mutual fund would be assessed against Separate Account No. 70 or a variable investment option directly);

(5)	to deregister Separate Account No. 70 under the Investment Company Act of 1940;

(6)	to restrict or eliminate any voting rights as to Separate Account No. 70;

(7)	to cause one or more variable investment options to invest some or all of their assets in one or more other trusts or investment companies;

(8)	to limit or terminate contributions or transfers into any of the variable investment options; and

(9)	to limit the number of variable investment options you may select.

If the exercise of these rights results in a material change in the underlying investment of Separate Account No. 70, you will be notified of such exercise, as required by law.

About the Trusts

The Trusts are registered under the Investment Company Act of 1940. They are classified as “open-end management investment companies,” more commonly called mutual funds. Each Trust issues different shares relating to each Portfolio.

The Trusts do not impose sales charges or “loads” for buying and selling their shares. All dividends and other distributions on the Trusts’ shares are reinvested in full. The Board of Trustees of each Trust serves for the benefit of each Trust’s shareholders. The Board of Trustees may take many actions regarding the Portfolios (for example, the Board of Trustees can establish additional Portfolios or eliminate existing Portfolios; change Portfolio investment objectives; and change Portfolio investment policies and strategies). In accordance with applicable law, certain of these changes may be implemented without a shareholder vote and, in certain instances, without advanced notice. More detailed information about certain actions subject to notice and shareholder vote for each Trust, and other information about the Portfolios, including portfolio investment objectives, policies, restrictions, risks, expenses, its Rule 12b-1 plan and other aspects of its operations, appears in the prospectuses for each Trust, which generally accompany this prospectus, or in their respective SAIs, which are available upon request.

About the general account

This contract is offered to customers through various financial institutions, brokerage firms and their affiliate insurance agencies. No financial institution, brokerage firm or insurance agency has any liability with respect to a contract’s account value or any Guaranteed benefits with which the contract was issued. The Company is solely responsible to the contract owner for the contract’s account value and such Guaranteed benefits. The general obligations and any Guaranteed benefits under the contract are supported by the Company’s general account and are subject to the Company’s claims paying ability. An owner should look to the financial strength of the Company for its claims paying ability. Assets in the general account are not segregated for the exclusive benefit of any particular contract or obligation. General account assets are also available to the insurer’s general creditors and the conduct of its routine business activities, such as the payment of salaries, rent and other ordinary business expenses. For more information about the Company’s financial strength, you may review its financial statements and/or check its current rating with one or more of the independent sources that rate insurance companies for their financial strength and stability. Such ratings are subject to change and have no bearing on the performance of the variable investment options. You may also speak with your financial representative.

The general account is subject to regulation and supervision by the Insurance Department of the State of New York and to the insurance laws and regulations of all jurisdictions where we are authorized to do business. Interests under the contracts in the general account have not been registered and are not required to be registered under the Securities Act of 1933 because of exemptions and exclusionary provisions that apply. The general account is not required to register as an investment company under the Investment Company Act of 1940 and it is not registered as an investment company under the Investment Company Act of 1940. The contract is a “covered security” under the federal securities laws.

We have been advised that the staff of the SEC has not reviewed the portions of this Prospectus that relate to the general account. The disclosure with regard to the general account, however, may be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

Dates and prices at which contract events occur

We describe below the general rules for when, and at what prices, events under your contract will occur. Other portions of this Prospectus describe circumstances that may cause exceptions. We generally do not repeat those exceptions below.

Business day

Our “business day” is generally any day the NYSE is open for regular trading and generally ends at 4:00 p.m. Eastern Time (or as of an earlier close of regular trading). A business day does not include a day on which we are not open due to emergency conditions determined by the SEC. We may also close early due to such emergency conditions. Contributions will be applied and any other transaction requests will be processed when they are received along with all the required information unless another date applies as indicated below.

•	If your contribution, transfer or any other transaction request containing all the required information reaches us on any of the following, we will use the next business day:

—	on a non-business day;

—	after 4:00 p.m. Eastern Time on a business day; or

—	after an early close of regular trading on the NYSE on a business day.

•

If your transaction is set to occur on the same day of the month as the contract date and that date is the 29th, 30th or 31st of the month, then the transaction will occur on the 1st day of the next month.

•	When a charge is to be deducted on a contract date anniversary that is a non-business day, we will deduct the charge on the next business day.

•

If we have entered into an agreement with your broker-dealer for automated processing of contributions and/or transfers upon receipt of customer order, your contribution and/or transfer will be considered received at the time your broker-dealer receives your contribution and/or transfer and all information needed to process your application, along with any required documents. Your broker-dealer will then transmit your order to us in accordance with our processing procedures. However, in such cases, your broker-dealer is considered a processing office for the purpose of receiving the contribution and/or transfer. Such arrangements may apply to initial contributions, subsequent contributions, and/or transfers, and may be commenced or terminated at any time without prior notice. If required by law, the “closing time” for such orders will be earlier than 4:00 p.m., Eastern Time.

Contributions and transfers

•	Contributions allocated to the variable investment options are invested at the unit value next determined after the receipt of the contribution.

•	Contributions allocated to the guaranteed interest option will receive the crediting rate in effect on that business day for the specified time period.

•

Initial contributions allocated to the account for special dollar cost averaging receive the interest rate in effect on that business day. At certain times, we may offer the opportunity to lock in the interest rate for an initial contribution to be received under Section 1035 exchanges and trustee to trustee transfers. Your financial professional can provide information or you can call our processing office.

•	Transfers to or from variable investment options will be made at the unit value next determined after the receipt of the transfer request.

•	Transfers to the guaranteed interest option will receive the crediting rate in effect on that business day for the specified time period.

•	For the interest sweep option, the first monthly transfer will occur on the last business day of the month following the month that we receive your election form at our processing office.

About your voting rights

As the owner of the shares of the Trusts, we have the right to vote on certain matters involving the Portfolios, such as:

•	the election of trustees; or

•	the formal approval of independent public accounting firms selected for each Trust; or

•	any other matters described in the prospectus for each Trust or requiring a shareholders’ vote under the Investment Company Act of 1940.

We will give contract owners the opportunity to instruct us how to vote the number of shares attributable to their contracts if a shareholder vote is taken. If we do not receive instructions in time from all contract owners, we will vote the shares of a Portfolio for which no instructions have been received in the same proportion as we vote shares of that Portfolio for which we have received instructions. We will also vote any shares that we are entitled to vote directly because of amounts we have in a Portfolio in the same proportions that contract owners vote. One effect of proportional voting is that a small number of contract owners may determine the outcome of a vote.

The Trusts sell their shares to the Company’s separate accounts in connection with the Company’s variable annuity and/or variable life insurance products, and to separate accounts of insurance companies, both affiliated and unaffiliated with the Company. EQ Premier VIP Trust and EQ Advisors Trust also sell their shares to the trustee of a qualified plan for the Company. We currently do not foresee any disadvantages to our contract owners arising out of these arrangements. However, the Board of Trustees or Directors of each Trust intends to monitor events to identify any material irreconcilable conflicts that may arise and to determine what action, if any, should be taken in response. If we believe that a Board’s response insufficiently protects our contract owners, we will see to it that appropriate action is taken to do so.

Separate Account No. 70 voting rights

If actions relating to the Separate Account require contract owner approval, contract owners will be entitled to one vote for each unit they have in the variable investment options. Each contract owner who has elected a variable annuity payout option may cast the number of votes equal to the dollar amount of reserves we are holding for that annuity in a variable investment option divided by the annuity unit value for that option. We will cast votes attributable to any amounts we have in the variable investment options in the same proportion as votes cast by contract owners.

Changes in applicable law

The voting rights we describe in this Prospectus are created under applicable federal securities laws. To the extent that those laws or the regulations published under those laws eliminate the necessity to submit matters for approval by persons having voting rights in separate accounts of insurance companies, we reserve the right to proceed in accordance with those laws or regulations.

COVID-19

The outbreak of the novel coronavirus known as COVID-19 was declared a pandemic by the World Health Organization in March 2020. Equity and financial markets have experienced increased volatility and negative returns, and interest rates have declined due to the COVID-19 pandemic and other market factors. Such events can adversely impact us and our operations. Management believes the Company is taking appropriate actions to mitigate the negative impact to our business and operations. However, the full impact of COVID-19 is unknown and cannot be reasonably estimated or predicted at this time as these events are still developing.

Moreover, these market conditions have impacted the performance of the funds underlying the variable investment options. If these market conditions continue, and depending on your individual circumstances (e.g., your selected investment options and the timing of any contributions, transfers, or withdrawals), you may experience (perhaps significant) negative returns under the contract. The duration of the COVID-19 pandemic, and the future impact that the pandemic may have on the financial markets and global economy, cannot be foreseen, however. You should consult with a financial professional about how the COVID-19 pandemic and the recent market conditions may impact your future investment decisions related to the contract, such as purchasing the contract or making contributions, transfers, or withdrawals, based on your individual circumstances.

Cybersecurity risks and catastrophic events

We rely heavily on interconnected computer systems and digital data to conduct our variable product business. Because our variable product business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is vulnerable to disruptions from utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions), and cyber-attacks. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service, attacks on websites and other operational disruption and unauthorized use or abuse of confidential customer information. Systems failures and cyberattacks, as well as, any other catastrophic event, including natural and manmade disasters, public health emergencies, pandemic diseases, terrorist attacks, floods or severe storms affecting us, any third-party administrator, the underlying funds, intermediaries and other affiliated or third-party service providers may adversely affect us, our business operations and your account value. Systems failures and cyber-attacks may also interfere with our processing of contract transactions, including the processing of orders from our website or with the underlying funds, impact our ability to calculate account values, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. In addition, the occurrence of any pandemic disease (like COVID-19), natural disaster, terrorist attack or any other event that results in our workforce, and/or employees of service providers and/or third party administrators, being compromised and unable or unwilling to fully perform their responsibilities, could likewise result in interruptions in our service, including our ability to issue contracts and process contract transactions. Even if our workforce and employees of our service providers and/or third party administrators were able to work remotely, those remote work arrangements could result in our business operations being less efficient than under normal circumstances and lead to delays in our issuing contracts and processing of other contract-related transactions. Cybersecurity risks and catastrophic events may also impact the issuers of securities in which the underlying funds invest, which may cause the funds underlying your contract to lose value. While there can be no assurance that we or the underlying funds or our service providers will avoid losses affecting your contract due to cyber-attacks, information security breaches or other catastrophic events in the future, we take reasonable steps to mitigate these risks and secure our systems and business operations from such failures, attacks and events.

Misstatement of age

If the age of any person upon whose life or age a benefit provided under a Guaranteed benefit has been misstated, any such benefit will be that which would have been purchased on the basis of the correct age. If that person would not have been eligible for that Guaranteed benefit at the correct age, (i) the benefit will be rescinded; (ii) any charges that were deducted for the benefit will be refunded and applied to the Total account value of the contract; and (iii) only the death benefit provided by amounts allocated to the Investment account will apply.

Statutory compliance

We have the right to change your contract without the consent of any other person in order to comply with any laws and regulations that apply, including but not limited to changes in the Internal Revenue Code, in Treasury Regulations or in published rulings of the Internal Revenue Service and in Department of Labor regulations.

Any change in your contract must be in writing and made by an authorized officer of the Company. We will provide notice of any contract change.

The benefits under your contract will not be less than the minimum benefits required by any state law that applies.

About legal proceedings

The Company and its affiliates are parties to various legal proceedings. In our view, none of these proceedings would be considered material with respect to a contract owner’s interest in Separate Account No. 70, nor would any of these proceedings be likely to have a material adverse effect upon the Separate Account, our ability to meet our obligations under the contracts, or the distribution of the contracts.

Financial statements

The financial statements of Separate Account No. 70, as well as the consolidated financial statements of the Company, are in the SAI. The financial statements of the Company have relevance to the contracts only to the extent that they bear upon the ability of the Company to meet its obligations under the contracts. The SAI is available free of charge. You may request one by writing to our processing office or calling 1-800-789-7771.

Transfers of ownership, collateral assignments, loans and borrowing

You can transfer ownership of an NQ contract at any time before annuity payments begin. We will continue to treat you as the owner until we receive notification of any change at our processing office.

We may refuse to process a change of ownership of an NQ contract without appropriate documentation of status on IRS Form W-9 (or, if IRS Form W-9 cannot be provided because the entity is not a U.S. entity, on the appropriate type of Form W-8).

Following a change of ownership, the existing beneficiary designations will remain in effect until the new owner provides new designations.

Any Guaranteed benefit in effect will generally terminate if you change ownership of the contract. A Guaranteed benefit will not terminate if the ownership of the contract is transferred from a non-natural owner to an individual but the contract will continue to be based on the annuitant’s life. It will also not terminate if you transfer your individually-owned contract to a trust held for your (or your and your immediate family’s) benefit; it will continue to be based on your life. If you were not the annuitant under the individually-owned contract, you will become the annuitant when ownership is changed. Please speak with your financial professional for further information.

For a state-by-state description of all material variations of this contract, including information regarding the termination of benefits under your contract, see Appendix V later in this Prospectus.

In general, you cannot assign or transfer ownership of an IRA or QP contract except by surrender to us. If your individual retirement annuity contract is held in your custodial individual retirement account, you may only assign or transfer ownership of such an IRA contract to yourself. Loans are not available and you cannot assign IRA and QP contracts as security for a loan or other obligation.

For limited transfers of ownership after the owner’s death see “Beneficiary continuation option” in “Payment of death benefit” earlier in this Prospectus. You may direct the transfer of the values under your IRA or QP contract to another similar arrangement under federal income tax rules.

Loans are not available under your NQ contract.

In certain circumstances, you may collaterally assign all or a portion of the value of your NQ contract as security for a loan with a third party lender. The terms of the assignment are subject to our approval. The amount of the assignment may never exceed your Total account value on the day prior to the date we receive all necessary paperwork to effect the assignment. Only one assignment per contract is permitted. You must indicate that you have not purchased, and will not purchase, any other NQ deferred annuity contract issued by us or our affiliates in the same calendar year that you purchase the contract.

A collateral assignment does not terminate your benefits under the contract. However, a collateral assignment will terminate your optional benefits. All withdrawals, distributions and benefit payments, as well as the exercise of any benefits, are subject to the assignee’s prior approval and payment directions. We will follow such directions until the Company receives written notification satisfactory to us that the assignment has been terminated. If the owner or beneficiary fails to provide timely notification of the termination, it is possible that we could pay the assignee more than the amount of the assignment, or continue paying the assignee pursuant to existing directions after the collateral assignment has in fact been terminated. Our payment of any death benefit to the beneficiary will also be subject to the terms of the assignment until we receive written notification satisfactory to us that the assignment has been terminated.

In some cases, an assignment or change of ownership may have adverse tax consequences. See “Tax information” earlier in this Prospectus.

About Custodial IRAs

For certain custodial IRA accounts, after your contract has been issued, we may accept transfer instructions by telephone, mail, facsimile or electronically from a broker-dealer, provided that we or your broker-dealer have your written authorization to do so on file. Accordingly, the Company will rely on the stated identity of the person placing instructions as authorized to do so on your behalf. The Company will not be liable for any claim, loss, liability or expenses that may arise out of such instructions. The Company will continue to rely on this authorization until it receives your written notification at its processing office that you have withdrawn this authorization. The Company may change or terminate telephone or electronic or overnight mail transfer procedures at any time without prior written notice and restrict facsimile, internet, telephone and other electronic transfer services because of disruptive transfer activity.

How divorce may affect your Guaranteed benefits

Our optional benefits do not provide a cash value or any minimum account value. In the event that you and your spouse become divorced after you purchase a contract with a Guaranteed benefit, we will not divide the benefit base(s) used to calculate the benefits as part of the divorce settlement or judgment. As a result of the divorce, we may be required to withdraw amounts from the Protected Benefit account to be paid to an ex-spouse. Any such withdrawal will be considered a withdrawal from the contract even if the withdrawal is made to fund one of our contracts owned by your ex-spouse. This means that your Guaranteed benefit will be reduced.

Distribution of the contracts

The contracts are distributed by both Equitable Advisors and Equitable Distributors. The Distributors serve as principal underwriters of Separate Account No. 70. The offering of the contracts is intended to be continuous.

Equitable Advisors is an affiliate of the Company, and Equitable Distributors is an indirect wholly owned subsidiary of the Company. The Distributors are under the common control of Equitable Holdings, Inc. Their principal business address is 1290 Avenue of the Americas, New York, NY 10104. The Distributors are registered with the SEC as broker-dealers and are members of the Financial Industry Regulatory Authority, Inc. (“FINRA”). Both broker-dealers also act as distributors for other life and annuity products we issue.

The contracts are sold by financial professionals of Equitable Advisors and its affiliates. The contracts are also sold by financial professionals of unaffiliated broker-dealers that have entered into selling agreements with Equitable Distributors (“Selling broker-dealers”).

The Company pays compensation to both Distributors based on contracts sold. The Company may also make additional payments to the Distributors, and the Distributors may, in turn, make additional payments to certain Selling broker-dealers. All payments will be in compliance with all applicable FINRA rules and other laws and regulations.

Although the Company takes into account all of its distribution and other costs in establishing the level of fees and charges under its contracts, none of the compensation paid to the Distributors or the Selling broker-dealers discussed in this section of the Prospectus are imposed as separate fees or charges under your contract. The Company, however, intends to recoup amounts it pays for distribution and other services through the fees and charges of the contracts and payments it receives for providing administrative, distribution and other services to the Portfolios. For information about the fees and charges under the contract, see “Fee table” and “Charges and expenses” earlier in this Prospectus.

Equitable Advisors Compensation.

The Company pays compensation to Equitable Advisors based on contributions made on the contracts sold through Equitable Advisors (‘‘contribution-based compensation’’). The contribution-based compensation will generally not exceed 8.50% of total contributions. Equitable Advisors, in turn, may pay a portion of the contribution-based compensation received from the Company to the Equitable Advisors financial professional and/or the Selling broker-dealer making the sale. In some instances, a financial professional or a Selling broker-dealer may elect to receive reduced contribution-based compensation on a contract in combination with ongoing annual compensation of up to 1.20% of the Total account value of the contract sold (‘‘asset-based compensation’’). Total compensation paid to a financial professional or a Selling broker-dealer electing to receive both contribution-based and asset-based compensation could over time exceed the total compensation that would otherwise be paid on the basis of contributions alone. The compensation paid by Equitable Advisors varies among financial professionals and among Selling broker-dealers. When a contract is sold by a Selling broker-dealer, the Selling broker-dealer, not Equitable Advisors, determines the compensation paid to the Selling broker-dealer’s financial professional for the sale of the contract. Therefore, you should contact your financial professional for information about the compensation he or she receives and any related incentives, as described immediately below.

Equitable Advisors also pays a portion of the compensation it receives to its managerial personnel. Equitable Advisors also pays its financial professionals and managerial personnel other types of compensation including service fees, expense allowance payments and health and retirement benefits. Equitable Advisors also pays its financial professionals, managerial personnel and Selling broker-dealers sales bonuses (based on selling certain products during specified periods) and persistency bonuses. Equitable Advisors may offer sales incentive programs to financial professionals and Selling broker-dealers who meet specified production levels for the sales of both the Company’s contracts and contracts offered by other companies. These incentives provide non-cash compensation such as stock options awards and/or stock appreciation rights, expense-paid trips, expense-paid education seminars and merchandise.

Equitable Advisors may receive compensation, and, in turn, pay its financial professionals a portion of such fee, from third party investment advisors to whom its financial professionals refer customers for professional management of the assets within their contract.

Differential compensation.  In an effort to promote the sale of the Company’s products, Equitable Advisors may pay its financial professionals and managerial personnel a greater percentage of contribution-based compensation and/or asset-based compensation for the sale of our contract than it pays for the sale of a contract or other financial product issued by a company other than us. Equitable Advisors may pay different compensation on the sale of the same product, based on such factors as distribution, group or sponsored arrangements, or based on older or newer versions, or series, of the same contract. Equitable Advisors also pay different levels of compensation based on different contract types. This practice is known as providing “differential compensation.” Differential compensation may involve other forms of compensation to Equitable Advisors personnel. Certain components of the compensation paid to managerial personnel are based on whether the sales involve the Company’s contracts. Managers earn higher compensation (and credits toward awards and bonuses) if the financial professionals they manage sell a higher percentage of the Company’s contracts than products issued by other companies. Other forms of compensation provided to its financial professionals and/or managerial personnel, which include health and retirement benefits, expense reimbursements, marketing allowances and contribution-based payments, known as “overrides.” For tax reasons, Equitable Advisors financial professionals qualify for health and retirement benefits based solely on their sales of the Company’s contracts and products sponsored by affiliates.

The fact that Equitable Advisors financial professionals receive differential compensation and additional payments may provide an incentive for those financial professionals to recommend our contract over a contract or other financial product issued by a company not affiliated with the Company. However, under applicable rules of the FINRA and other federal and state regulatory authorities, Equitable Advisors financial professionals may only recommend to you products that they reasonably believe are suitable for you and, for certain accounts depending on applicable rules, that are in your best interest, based on the facts that you have disclosed as to your other security holdings, financial situation and needs. In making any recommendation, financial professionals of Equitable Advisors may nonetheless face conflicts of interest because of the differences in compensation from one product category to another, and because of differences in compensation between products in the same category. For more information, contact your financial professional.

Equitable Distributors Compensation.

The Company pays contribution-based and asset-based compensation (together “compensation”) to Equitable Distributors. Contribution-based compensation is paid based on the Company’s contracts sold through Equitable Distributors’ Selling broker-dealers. Asset-based compensation is paid based on the aggregate account value of contracts sold through certain of Equitable Distributors’ Selling broker-dealers. This compensation will generally not exceed 7.50% of the total contributions made under the contracts. Equitable Distributors, in turn, pays the contribution-based compensation it receives on the sale of a contract to the Selling broker-dealer making the sale. In some instances, the Selling broker-dealer may elect to receive reduced contribution-based compensation on the sale of the contract in combination with annual asset-based compensation of up to 1.25% of the contract’s Total account value. If a Selling broker-dealer elects to receive reduced contribution-based compensation on a contract, the contribution-based compensation which the Company pays to Equitable Distributors will be reduced by the same amount, and the Company will pay Equitable Distributors asset-based compensation on the contract equal to the asset-based compensation which Equitable Distributors pays to the Selling broker-dealer. Total compensation paid to a Selling broker-dealer electing to receive both contribution-based and asset-based compensation could over time exceed the total compensation that would otherwise be paid on the basis of contributions alone. The contribution-based and asset-based compensation paid by Equitable Distributors varies among Selling broker-dealers.

The Selling broker-dealer, not Equitable Distributors, determines the compensation paid to the Selling broker-dealer’s financial professional for the sale of the contract. Therefore, you should contact your financial professional for information about the compensation he or she receives and any related incentives, such as differential compensation paid for various products.

The Company also pays Equitable Distributors compensation to cover its operating expenses and marketing services under the terms of the Company’s distribution agreements with Equitable Distributors.

Additional payments by Equitable Distributors to Selling broker-dealers.

Equitable Distributors may pay, out of their assets, certain Selling broker-dealers and other financial intermediaries additional compensation in recognition of services provided or expenses incurred. Equitable Distributors may also pay certain Selling broker-dealers or other financial intermediaries additional compensation for enhanced marketing opportunities and other services (commonly referred to as “marketing allowances”).

Services for which such payments are made may include, but are not limited to, the preferred placement of the Company’s products such as the Retirement Cornerstone® Series contracts on a company and/or product list; sales personnel training; product training; business reporting; technological support; due diligence and related costs; advertising, marketing and related services; conference; and/or other support services, including some that may benefit the contract owner. Payments may be based on ongoing sales, on the aggregate account value attributable to contracts sold through a Selling broker-dealer or such payments may be a fixed amount. For certain selling broker-dealers, Equitable Distributors increases the marketing allowance as certain sales thresholds are met. The Distributors may also make fixed payments to Selling broker-dealers, for example in connection with the initiation of a new relationship or the introduction of a new product.

Additionally, as an incentive for the financial professionals of Selling broker-dealers to promote the sale of the Company’s products, the Distributors may increase the sales compensation paid to the Selling broker-dealer for a period of time (commonly referred to as “compensation enhancements”). Equitable Distributors also has entered into agreements with certain selling broker-dealers in which the selling broker-dealer agrees to sell certain of our contracts exclusively, including the one described in this Prospectus.

These additional payments may serve as an incentive for Selling broker-dealers to promote the sale of the Company’s contracts over contracts and other products issued by other companies. Not all Selling broker-dealers receive additional payments, and the payments vary among Selling broker-dealers. The list below includes the names of Selling broker-dealers that we are aware (as of December 31, 2019) received additional payments. These additional payments ranged from $962.81 to $6,177,733.18. The Company and its affiliates may also have other business relationships with Selling broker-dealers, which may provide an incentive for the Selling broker-dealers to promote the sale of the Company’s contracts over contracts and other products issued by other companies. The list below includes any such Selling broker-dealer. For more information, ask your financial professional.

1st Global Capital Corp.

Allstate Financial Services, LLC

American Portfolios Financial Services

Ameriprise Financial Services

Avantax Investment Services, Inc.

BBVA Securities, Inc.

Cadaret, Grant & Co., Inc.

Cambridge Investment Research

Capital Investment Group

Centaurus Financial, Inc.

CETERA Financial Group

Citigroup Global Markets, Inc.

Citizens Investment Services

Commonwealth Financial Network

Community America Financial Solution

CUNA Brokerage Services

CUSO Financial Services, L.P.

DPL Financial Partners

Equity Services Inc.

Farmer’s Financial Solution

Galt Financial Group, Inc.

Geneos Wealth Management

Gradient Securities, LLC

H. Beck, Inc.

Independent Financial Group, LLC

Infinex Investments Inc.

Janney Montgomery Scott LLC

Kestra Investment Services, LLC

Key Investment Services LLC

Ladenburg Thalmann Advisor Network, LLC

Lincoln Financial Advisors Corp.

Lincoln Financial Securities Corp.

Lincoln Investment Planning

Lion Street Financial

LPL Financial Corporation

Lucia Securities, LLC

MML Investors Services, LLC

Morgan Stanley Smith Barney

Mutual of Omaha Investment Services, Inc.

Park Avenue Securities, LLC

PlanMember Securities Corp.

PNC Investments

Primerica Financial Services, Inc.

Prospera Financial Services

Pruco Securities, LLC

Raymond James

RBC Capital Markets Corporation

Robert W Baird & Company

Santander Securities Corp.

SIGMA Financial Corporation

Stifel, Nicolaus & Company, Inc.

The Advisor Group (AIG)

The Huntington Investment Company

The Leaders Group, Inc.

TransAmerica Financial Advisors

U.S. Bank Center

UBS Financial Services, Inc.

Valmark Securities, Inc.

Voya Financial Advisors, Inc.

Waddell, Reed, Inc.

Wells Fargo

Appendix I: Dropping or changing your Guaranteed benefits

Pre-Funding Drop or Change

The following table is designed to show your options if you decide to drop your Guaranteed benefit(s) prior to the funding of your Protected Benefit account. In general, you can drop your GMIB and change your Guaranteed minimum death benefit. However, in general, your Guaranteed minimum death benefit cannot be dropped or changed without first dropping your GMIB. You may drop the “Greater of” death benefit without dropping the GMIB only if we exercise our contractual right to change the fee for the “Greater of” death benefit without a change to the fee for GMIB. All requests to drop or change a Guaranteed benefit must be submitted on an administrative form we provide for this specific purpose.

Guaranteed benefit Combination	Pre-Funding Drop of:	Your Option(s) or Result	Following the Drop or Change
• GMIB • Return of Principal death benefit	GMIB	• You can change your death benefit to the Highest Anniversary Value death benefit. If you do not make this change, the Return of Principal death benefit will remain.	• You can drop the Highest Anniversary Value death benefit, either pre-funding or post-funding. • You can drop the Return of Principal death benefit post-funding only.

• GMIB • Highest Anniversary Value death benefit	GMIB	• You can keep your Highest Anniversary Value death benefit. -or- • You can change your death benefit to the Return of Principal death benefit.	• You can drop the Highest Anniversary Value death benefit, either pre-funding or post-funding. • You can drop the Return of Principal death benefit post-funding only.

• GMIB • Highest Anniversary Value death benefit	Both benefits	• The Return of Principal death benefit will automatically become your new Guaranteed minimum death benefit.	• You can drop the Return of Principal death benefit post-funding only.

• GMIB • “Greater of” death benefit	GMIB

•  By dropping your GMIB, you are no longer eligible to elect the “Greater of” death benefit.

•  You can change your death benefit to the Highest Anniversary Value death benefit. If you do not make this change, the Return of Principal death benefit will automatically become your new Guaranteed minimum death benefit.

• You can drop the Highest Anniversary Value death benefit, either pre-funding or post-funding. • You can drop the Return of Principal death benefit post-funding only.

• GMIB • “Greater of” death benefit	Both benefits

•  You can change your death benefit to the Highest Anniversary Value death benefit. If you do not make this change, the Return of Principal death benefit will automatically become your new Guaranteed minimum death benefit.

• You can drop the Highest Anniversary Value death benefit, either pre-funding or post-funding. • You can drop the Return of Principal death benefit post-funding only.

Guaranteed benefit Combination	Pre-Funding Drop of:	Your Option(s) or Result	Following the Drop or Change

• GMIB • “Greater of” death benefit	“Greater of” death benefit(1)

•  You can change your death benefit to the Highest Anniversary Value death benefit. If you do not make this change, the Return of Principal death benefit will automatically become your new Guaranteed minimum death benefit.

• You can drop the Highest Anniversary Value death benefit, either pre-funding or post-funding. • You can drop the Return of Principal death benefit post-funding only.
• Highest Anniversary Value death benefit	Highest Anniversary Value death benefit	• The Return of Principal death benefit will automatically become your new Guaranteed minimum death benefit.	• You can drop the Return of Principal death benefit post-funding only.

• Return of Principal death benefit	Not Applicable: The Return of Principal death benefit cannot be dropped prior to funding the Protected Benefit account

• RMD Wealth Guard death benefit	RMD Wealth Guard death benefit	• You may elect the Return of Principal death benefit or Highest Anniversary Value death benefit.	• You can drop the Return of Principal death benefit post-funding only. • You can drop the Highest Anniversary Value death benefit either pre-funding or post-funding.
(1)

You may drop the “Greater of” death benefit without dropping the GMIB only if we exercise our contractual right to change the fee for the “Greater of” death benefit without a change to the fee for the GMIB. We must receive your request to drop the “Greater of” death benefit within 30 days of the fee change notification.

Post-Funding Drop

The following table is designed to show your options if you decide to drop your Guaranteed benefit(s) after you have funded your Protected Benefit account. In general, you can drop both your GMIB and Guaranteed minimum death benefit or, in some cases, drop your GMIB and retain your Guaranteed minimum death benefit. However, in general, your Guaranteed minimum death benefit cannot be dropped without first dropping your GMIB. You may drop the “Greater of“ death benefit without dropping the GMIB only if we exercise our contractual right to change the fee for the ”Greater of“ death benefit without a change to the fee for the GMIB. All requests to drop a Guaranteed benefit must be submitted on an administrative form we provide for this specific purpose. Please see “Dropping or changing your Guaranteed benefits” in “Contract features and benefits” for information on when you are eligible to drop your Guaranteed benefits after having funded your Protected Benefit account.

Guaranteed benefit Combination	Post-Funding Drop of:(1)	Your Option(s) or Result	Following the Drop
• GMIB • Return of Principal death benefit	GMIB	• The Return of Principal death benefit will remain in effect.

•  You can drop the Return of Principal death benefit by notifying us and taking a full withdrawal of your Protected Benefit account value or making a one-time transfer to the Investment account variable investment options and the guaranteed interest option.

Guaranteed benefit Combination	Post-Funding Drop of:(1)	Your Option(s) or Result	Following the Drop
• GMIB • Return of Principal death benefit	Both benefits

•  Your Guaranteed benefits will terminate by notifying us and taking a full withdrawal of your Protected Benefit account value or making a one-time transfer to the Investment account variable investment options and the guaranteed interest option.

Not Applicable.
• GMIB • Highest Anniversary Value death benefit	GMIB	• Your Highest Anniversary Value death benefit remains in effect.

•  You can drop the Highest Anniversary Value death benefit by notifying us and taking a full withdrawal of your Protected Benefit account value or making a one-time transfer to the Investment account variable investment options and the guaranteed interest option.

• GMIB • Highest Anniversary Value death benefit	Both benefits

•  Your Guaranteed benefits will terminate by notifying us and taking a full withdrawal of your Protected Benefit account value or making a one-time transfer to the Investment account variable investment options and the guaranteed interest option.

Not Applicable.
• GMIB • “Greater of” death benefit	GMIB

•  By dropping your GMIB, you are no longer eligible to elect the “Greater of” death benefit.

•  The Return of Principal death benefit will become your new Guaranteed minimum death benefit. The Return of Principal benefit base will equal all contributions and transfers to your Protected Benefit account, adjusted for withdrawals on a pro rata basis.

• You can drop the Return of Principal death benefit at a later date.
• GMIB • “Greater of” death benefit	Both benefits

•  Your Guaranteed benefits will terminate by notifying us and taking a full withdrawal of your Protected Benefit account value or making a one-time transfer to the Investment account variable investment options and the guaranteed interest option.

Not Applicable.
• GMIB • “Greater of” death benefit	“Greater of” death benefit(2)	• The Return of Principal death benefit will automatically become your new Guaranteed minimum death benefit.	• You can drop the Return of Principal death benefit at a later date.

Guaranteed benefit Combination	Post-Funding Drop of:(1)	Your Option(s) or Result	Following the Drop
• Highest Anniversary Value death benefit	Highest Anniversary Value death benefit

•  Your Guaranteed benefit will terminate by notifying us and taking a full withdrawal of your Protected Benefit account value or making a one-time transfer to the Investment account variable investment options and the guaranteed interest option.

Not Applicable.
• Return of Principal death benefit	Return of Principal death benefit

•  Your Guaranteed benefit will terminate by notifying us and taking a full withdrawal of your Protected Benefit account value or making a one-time transfer to the Investment account variable investment options and the guaranteed interest option.

Not Applicable.
• RMD Wealth Guard death benefit	RMD Wealth Guard death benefit

•  Your Guaranteed benefit will terminate by notifying us and taking a full withdrawal of your Protected Benefit account or making a one-time transfer to the Investment account variable investment options and the guaranteed interest option.

•  Your death benefit will be equal to the return of your account value.

• Not applicable.
(1)

When a Guaranteed benefit (other than the Return of Principal death benefit) is dropped on any date other than a contract date anniversary, we will deduct a pro rata portion of the charge for that year.

(2)

You may drop the “Greater of” death benefit without dropping the GMIB only if we exercise our contractual right to change the fee for the “Greater of” death benefit without a change to the fee for the GMIB. We must receive your request to drop the “Greater of” death benefit within 30 days of the fee change notification.

Appendix II: Purchase considerations for QP contracts

Trustees who are considering the purchase of a Retirement Cornerstone® Series E contract should discuss with their tax and ERISA advisers whether this is an appropriate investment vehicle for the employer’s plan. The QP contract and this Prospectus should be reviewed in full, and the following factors, among others, should be noted. Trustees should consider whether the plan provisions permit the investment of plan assets in the QP contract, the distribution of such an annuity, the purchase of the Guaranteed benefits, and the payment of death benefits in accordance with the requirements of the federal income tax rules. Assuming continued plan qualification and operation, earnings on qualified plan assets will accumulate value on a tax-deferred basis even if the plan is not funded by the Retirement Cornerstone® Series E QP contract or another annuity contract. Therefore, the plan trust should purchase a Retirement Cornerstone® Series E QP contract to fund a plan for the contract’s features and benefits and not for tax deferral, after considering the relative costs and benefits of annuity contracts and other types of arrangements and funding vehicles. There are significant issues in the purchase of a Retirement Cornerstone® Series E contract in a defined benefit plan.

This QP contract accepts only transfer contributions from other investments within an existing qualified plan trust. We will not accept ongoing payroll contributions or contributions directly from the employer. For 401(k) plans, no employee after-tax contributions are accepted. A “designated Roth contribution account” is not available in the QP contract. Checks written on accounts held in the name of the employer instead of the plan or the trust will not be accepted. Only one additional transfer contribution may be made per contract year.

If amounts attributable to an excess or mistaken contribution must be withdrawn, there may be a benefit base adjustment to a Guaranteed benefit. If in a defined benefit plan the plan’s actuary determines that an overfunding in the QPDB contract has occurred, then any transfers of plan assets out of the QPDB contract may also result in a benefit base adjustment on the amount being transferred.

In order to purchase the QPDB contract for a defined benefit plan, the plan’s actuary will be required to determine a current dollar value of each plan participant’s accrued benefit so that individual contracts may be established for each plan participant. We do not permit defined contribution or defined benefit plans to pool plan assets attributable to the accrued benefits of multiple plan participants.

For defined benefit plans, the maximum percentage of actuarial value of the plan participant’s normal retirement benefit that can be funded by a QPDB contract is 80%. The total account value under a QPDB contract may at any time be more or less than the lump sum actuarial equivalent of the accrued benefit for a defined benefit plan participant. The Company does not guarantee that the Total account value under a QPDB contract will at any time equal the actuarial value of 80% of a participant/employee’s accrued benefit.

While the contract is owned by the plan trust, all payments under the contract will be made to the plan trust owner. If the plan rolls over a contract into an IRA for the benefit of a former plan participant through a contract conversion, it is the plan’s responsibility to adjust the value of the contract to the actuarial equivalent of the participant’s benefit, prior to the contract conversion.

The Company’s only role is that of the issuer of the contract. The Company is not the plan administrator. The Company will not perform or provide any plan recordkeeping services with respect to the QP contracts. The plan’s administrator will be solely responsible for performing or providing for all such services. There is no loan feature offered under the QP contracts, so if the plan provides for loans and a participant takes a loan from the plan, other plan assets must be used as the source of the loan and any loan repayments must be credited to other investment vehicles and/or accounts available under the plan. The Company will never make payments under a QP contract to any person other than the plan trust owner.

Given that lifetime required minimum distributions (“RMDs”) must generally commence from the plan for annuitants after age 72, trustees should consider the following in connection with the GMIB:

•	whether RMDs the plan administrator must make under QP contracts would cause withdrawals to be treated as Excess withdrawals and reduce the value of the Guaranteed benefits;

•

that provisions in the Treasury Regulations on RMDs require that the actuarial present value of additional annuity contract benefits be added to the dollar amount credited for purposes of calculating RMDs. This could increase the amounts required to be distributed; and

•

that if the Protected Benefit account value goes to zero as provided under the contract, resulting payments will be made to the plan trust and that portion of the Retirement Cornerstone® Series E contract may not be rollover eligible.

For QPDC contracts only: You should not elect the RMD Wealth Guard death benefit under a QPDC contract unless you intend to convert to an IRA prior to taking lifetime RMDs, because withdrawals from your Protected Benefit account reduce your RMD Wealth Guard death benefit base on a pro rata basis, until any such time as the QPDC contract is converted to an IRA.

Finally, because the method of purchasing the QP contract, including the large initial contribution, and the features of the QP contract may appeal more to plan participants/employees who are older and tend to be highly paid, and because certain features of the QP contract are available only to plan participants/employees who meet certain minimum and/or maximum age requirements, plan trustees should discuss with their advisers whether the purchase of the QP contract would cause the plan to engage in prohibited discrimination in contributions, benefits or otherwise.

II-1

Appendix III: Guaranteed benefit base examples

Assuming $100,000 is invested in the Protected Benefit investment options, with no additional contributions, no transfers and no withdrawals, the Guaranteed minimum death benefit base and Guaranteed minimum income benefit base for an owner age 60 would be calculated as follows:

		Guaranteed Minimum Death Benefit					Guaranteed minimum income benefit

End of Contract Year	Protected Benefit Account Value	Return of Principal benefit base	RMD Wealth Guard death benefit base	Highest Anniversary Value to age 85 benefit base	Roll-up to age 80 benefit base	‘‘Greater of’’ benefit base	GMIB benefit base
1	$103,000	$100,000(1)	$103,000(2)	$103,000(4)	$104,000	$104,000(7)	$104,000
2	$107,120	$100,000(1)	$107,120(2)	$107,120(4)	$108,160	$108,160(7)	$108,160
3	$113,547	$100,000(1)	$113,547(2)	$113,547(4)	$113,547(6)	$113,547(7)	$113,547
4	$120,360	$100,000(1)	$120,360(2)	$120,360(4)	$120,360(6)	$120,360(7)	$120,360
5	$128,785	$100,000(1)	$128,785(2)	$128,785(4)	$128,785(6)	$128,785(7)	$128,785
6	$126,210	$100,000(1)	$128,785(3)	$128,785(5)	$133,937	$133,937(7)	$133,937
7	$128,734	$100,000(1)	$128,785(3)	$128,785(5)	$139,294	$139,294(7)	$139,294

Protected Benefit account value

The Protected Benefit account values for contract years 1 through 7 are based on hypothetical rates of return of 3.00%, 4.00%, 6.00%, 6.00%, 7.00%, (2.00)%, and 2.00%, respectively. We are using these rates solely to illustrate how the benefit is calculated. The rates of return bear no relationship to past or future investment results.

For example, at the end of contract year 1, the Protected Benefit account value equals $103,000

Calculated as follows: $100,000 x (1+3.00%) = $103,000

Your applicable death benefit in connection with the Protected Benefit variable investment options is equal to the Protected Benefit account value or the Guaranteed minimum death benefit base, if greater.

Guaranteed Minimum Income Benefit

GMIB benefit base

The example assumes no withdrawals under the contract, therefore the Deferral Roll-up rate would apply. At the end of contract year 1, the GMIB benefit base is equal to the initial contribution to the Protected Benefit account, multiplied by [1+ the Deferral Roll-up rate of 4.00%]. For contract years 2, 6 and 7, the GMIB benefit base is equal to the previous year’s GMIB benefit base multiplied by [1+ the Deferral Roll-up rate of 4.00%]. At the end of contract years 3 through 5, the GMIB benefit base is reset to the current Protected Benefit account value.

For example:

•	At the end of contract year 2, the GMIB benefit base equals $108,160

Calculated as follows: $104,000 x (1+4.00%) = $108,160

•	At the end of contract year 4, the GMIB benefit base equals $120,360

The GMIB benefit base is being ‘reset’ to equal the Protected Benefit account value of $120,360

Guaranteed Minimum Death Benefit

Return of Principal benefit base

(1)	At the end of contract years 1 through 7, the Return of Principal death benefit base is equal to the initial contribution to the Protected Benefit account variable investment options.

III-1

RMD Wealth Guard benefit base

(2)	At the end of contract years 1 through 5, the RMD Wealth Guard death benefit base is equal to the current Protected Benefit account value.

For example:

•	At the end of contract year 2, the RMD Wealth Guard death benefit base equals the Protected Benefit account value of $107,120.

(3)

At the end of contract years 6 and 7, the RMD Wealth Guard death benefit base is equal to the RMD Wealth Guard death benefit base at the end of the prior year since it is higher than the current Protected Benefit account value.

For example:

•	At the end of contract year 6, the RMD Wealth Guard death benefit base equals $128,785 or the RMD Wealth Guard death benefit base at the end of year 5.

Highest Anniversary Value benefit base

(4)	At the end of contract years 1 through 5, the Highest Anniversary Value benefit base is equal to the current Protected Benefit account value.

For example:

•	At the end of contract year 2, the Highest Anniversary Value benefit base equals the Protected Benefit account value of $107,120.

(5)

At the end of contract years 6 and 7, the benefit base is equal to the Highest Anniversary Value benefit base at the end of the prior year since it is higher than the current Protected Benefit account value.

For example:

•	At the end of contract year 6, Highest Anniversary Value benefit base equals $128,785 or the Highest Anniversary Value benefit base at the end of year 5.

Roll-up to age 80 benefit base

The example assumes no withdrawals under the contract, therefore the Deferral Roll-up rate would apply. The Deferral Roll-up rate for the Roll-up to age 80 benefit base is assumed to be the Deferral Roll-up rate, which is 4.00%. At the end of contract year 1, the Roll-up to age 80 benefit base is equal to the initial contribution to the Protected Benefit account, multiplied by [1 + the Deferral Roll-up rate of 4.00%]. At the end of contract years 2, 6 and 7, the Roll-up to age 80 benefit base is equal to the previous year’s Roll-up to age 80 benefit base, multiplied by [1 + the Deferral Roll-up rate of 4.00%]. At the end of contract years 3 through 5, the Roll-up to age 80 benefit base is reset to the current Protected Benefit account value.

For example:

•	At the end of contract year 2, Roll-up to age 80 benefit base equals $108,160

 Calculated as follows: $104,000 x (1+4.00%) = $108,160

(6)	At the end of contract year 4, the Roll-up to age 80 benefit base is reset to the current account value.

•	At the end of contract year 4, Roll-up to age 80 benefit base equals $120,360

 The GMIB benefit base is being “reset” to equal the Protected Benefit account value of $120,360

“Greater of” Death benefit base

The “Greater of” death benefit base is the greater of (i) the Roll-up to age 80 benefit base, and (ii) the Highest Anniversary Value benefit base.

(7)	At the end of contract years 1 through 7, the benefit base is based on the Roll-Up to age 80 benefit base.

For example:

•	At the end of contract year 6, Greater of Death Benefit Base equals the Roll-Up to age 80 benefit base of $133,937.

III-2

Appendix IV: Hypothetical illustrations

ILLUSTRATION OF ACCOUNT VALUES, CASH VALUES AND CERTAIN GUARANTEED MINIMUM BENEFITS

The following table illustrates the changes in account values (Investment account value and Protected Benefit account value), cash value and the values of the “Greater of” death benefit, the Guaranteed minimum income benefit (“GMIB”), and the Annual withdrawal amount, under certain hypothetical circumstances for the Retirement Cornerstone® Series E contract. The table illustrates the operation of the contract based on a male, issue age 65, who makes a single $100,000 contribution and takes no withdrawals. Also, the table illustrates that $60,000 is allocated to the Protected Benefit account variable investment options, and $40,000 is allocated to the Investment account variable investment options. The amounts shown are for the beginning of each contract year and assume that all of the account values are invested in Portfolios that achieve investment returns at constant gross annual rates of 0% and 6% (i.e., before any investment management fees, 12b-1 fees or other expenses are deducted from the underlying Portfolio assets). After the deduction of the arithmetic average of the investment management fees, 12b-1 fees and other expenses of all of the underlying portfolios (as described below), the corresponding net annual rates of return would be (2.64)% and 3.36% for the Series E Protected Benefit account variable investment options and (2.51)% and 3.49%, for the Series E Investment account variable investment options.

These net annual rates of return reflect the trust and separate account level charges, but they do not reflect the charges we deduct from your Protected Benefit account value annually for the “Greater of” death benefit and GMIB features, as well as the annual administrative charge. If the net annual rates of return did reflect these charges, the net annual rates of return shown would be lower; however, the values shown in the following table reflects the following contract charges: the “Greater of” death benefit charge, the GMIB charge, any applicable administrative charge. Please note that charges for the “Greater of” death benefit and GMIB are always deducted from the Protected Benefit account value.

The values shown under “Next Year’s Annual withdrawal amount” for ages 70 through 95 reflect the Annual withdrawal amount available without reducing the “Greater of” death benefit base or GMIB benefit base. A “0” under the Protected Benefit account value column at age 95 indicates that the “Greater of” death benefit has terminated due to insufficient account value. However, the Lifetime GMIB payments under the GMIB have begun, and the owner is receiving lifetime payments.

With respect to fees and expenses deducted from assets of the underlying portfolios, the amounts shown in all tables reflect (1) investment management fees equivalent to an effective annual rate of 0.57% for the Protected Benefit account variable investment options and of 0.61% for the Investment account variable investment options, (2) an assumed average asset charge for all other expenses of the underlying portfolios equivalent to an effective annual rate of 0.52% for the Protected Benefit account variable investment options and 0.35% for the Investment account variable investment options and (3) 12b-1 fees equivalent to an effective annual rate of 0.25% for the Protected Benefit account variable investment options and 0.25% for the Investment account variable investment options. These rates are the arithmetic average for all Portfolios that are available as investment options. In other words, they are based on the hypothetical assumption that account values are allocated equally among the Protected Benefit account variable investment options and Investment account variable investment options, respectively. The actual rates associated with any contract will vary depending upon the actual allocation of the Total account value among the investment options. These rates do not reflect expense limitation arrangements in effect with respect to certain of the underlying portfolios as described in the prospectuses for the underlying portfolios. With these expense limitation arrangements, the charges shown above would be lower. This would result in higher values than those shown in the following tables.

Because your circumstances will no doubt differ from those in the illustration that follows, values under your contract will differ, in most cases substantially. Please note that in certain states, we apply annuity purchase factors that are not based on the sex of the annuitant. Upon request, we will furnish you with a personalized illustration.

IV-1

ILLUSTRATION OF TOTAL ACCOUNT VALUES, CASH VALUES AND CERTAIN GUARANTEED BENEFITS

Variable Deferred Annuity

Retirement Cornerstone® - Series E

$100,000 single contribution and no withdrawals

Male, issue age 65

Benefits:

“Greater Of” Death Benefit

Guaranteed Minimum Income benefit – Multi Year Lock

								Protect		Guarantee

Age	Contract Year	Investment Account Value		Protected Benefit Account Value		Cash Value(+)		“Greater of” Death Benefit		GMIB Benefit Base		Next Year’s Annual withdrawal amount
		0%	6%	0%	6%	0%	6%	0%	6%	0%	6%	0%		6%
65	0	40,000	40,000	60,000	60,000	100,000	100,000	60,000	60,000	60,000	60,000		0		0
66	1	38,996	41,396	56,981	60,581	95,977	101,977	62,400	62,400	62,400	62,400		2,496		2,496
67	2	38,017	42,841	53,984	61,124	92,001	103,964	64,896	64,896	64,896	64,896		2,596		2,596
68	3	37,063	44,336	51,006	61,625	88,069	105,961	67,492	67,492	67,492	67,492		2,700		2,700
69	4	36,133	45,883	48,045	62,081	84,178	107,965	70,192	70,192	70,192	70,192		2,808		2,808
70	5	35,226	47,485	45,098	62,488	80,324	109,973	72,999	72,999	72,999	72,999		2,920		2,920
71	6	34,342	49,142	42,161	62,842	76,503	111,983	75,919	75,919	75,919	75,919		3,037		3,037
72	7	33,480	50,857	39,232	63,137	72,712	113,994	78,956	78,956	78,956	78,956		3,158		3,158
73	8	32,639	52,632	36,308	63,370	68,947	116,002	82,114	82,114	82,114	82,114		3,285		3,285
74	9	31,820	54,469	33,385	63,535	65,205	118,004	85,399	85,399	85,399	85,399		3,416		3,416
75	10	31,021	56,369	30,461	63,627	61,482	119,997	88,815	88,815	88,815	88,815		3,553		3,553
80	15	27,289	66,917	15,709	62,785	42,998	129,702	108,057	108,057	108,057	108,057		4,322		4,322
85	20	24,028	79,438	1,195	59,954	25,223	139,392	108,057	108,057	131,467	131,467		5,259		5,259
90	25	21,157	94,302	0	54,996	21,157	149,298	0	108,057	0	159,950	*$	7,047		6,398
95	30	18,628	111,947	0	47,180	18,628	159,127	0	108,057	0	194,604		7,047	**$	13,474
(+)	The Cash Values shown are equal to the Total account value.
*	Payments of $7,047 will continue as lifetime payments
**	Payments of at least $13,474 will continue as lifetime payments

The hypothetical investment results are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including investment allocations made by the owner. The Protection With Investment Performance Account Value, Investment Performance Account Value, cash value and guaranteed benefits for a contract would be different from the ones shown if the actual gross rate of investment return averaged 0% or 6% over a period of years, but also fluctuated above or below the average for individual contract years. We can make no representation that these hypothetical investment results can be achieved for any one year or continued over any period of time. In fact, for any given period of time, the investment results could be negative.

IV-2

Appendix V: State contract availability and/or variations of certain features and benefits

The following information is a summary of the states where the Retirement Cornerstone® Series E contracts or certain features and/or benefits are either not available as of the date of this Prospectus or vary from the contract’s features and benefits as previously described in this Prospectus. Certain features and/or benefits may have been approved in your state after your contract was issued and cannot be added. Please contact your financial professional for more information about availability in your state.

States where certain Retirement Cornerstone® Series E contract’s features and/or benefits are not available or vary:

State	Features and benefits	Availability or variation
California	See “We require that the following types of communications be on specific forms we provide for that purpose (and submitted in the manner that the forms specify)” in “The Company” and “Effect of Excess withdrawals” in “Contract features and benefits”	You are not required to use our forms when making a transaction request. If a written request contains all the information required to process the request, we will honor it. Although you are not required to use our withdrawal request form, if you do not specify whether we should process a withdrawal that results in an Excess withdrawal, and the transaction results in an Excess withdrawal, we will not process that request.
	See “Your right to cancel within a certain number of days” in “Contract features and benefits”	If you reside in the state of California and you are age 60 or older at the time the contract is issued, you may return your Retirement Cornerstone® Series E contract within 30 days from the date that you receive it and receive a refund as described below. This is also referred to as the ‘‘free look’’ period.
If you allocate your entire initial contribution to the EQ/Money Market variable investment option (and/or guaranteed interest option, if available), the amount of your refund will be equal to your contribution, unless you make a transfer, in which case the amount of your refund will be equal to your Total account value on the date we receive your request to cancel at our processing office. This amount could be less than your initial contribution. If you allocate any portion of your initial contribution to the variable investment options (other than the EQ/Money Market variable investment option), your refund will be equal to your Total account value on the date we receive your request to cancel at our processing office.
	See ‘‘Transfers of ownership, collateral assignments, loans and borrowing’’ in ‘‘More Information’’	Guaranteed benefits do not terminate upon a change of owner or absolute assignment of the contract. Guaranteed benefits will continue to be based on the original measuring life (i.e., owner, older joint owner, annuitant, older joint annuitant).
Connecticut	See “Charge for each additional transfer in excess of 12 transfers per contract year” in “Fee table” and “Transfer charge” in “Charges and expenses”	The charge for transfers does not apply.
	See “GMIB “no lapse guarantee”” under “Guaranteed minimum income benefit” in “Contract features and benefits”	The no-lapse guarantee will not terminate if your aggregate withdrawals from your Protected Benefit account in any contract year following the contract year in which you first fund your Protected Benefit Account exceed your Annual Withdrawal Amount unless the excess withdrawal drives your account value to zero.
	See “Disruptive transfer activity” in “Transferring your money among investment options”	The ability to restrict transfers due to market timing can only be determined by the underlying fund managers. The Company’s right to restrict transfers due to market timing does not apply.
	See “Transfer Charge” in “Charges and Expenses”	The charge for excessive transfers does not apply. The ability to reserve the right to impose a limit on the number of free transfers does not apply.

State	Features and benefits	Availability or variation
Connecticut (continued)	See “Special service charges” in “Charges and Expenses”	The charge for third-party transfers or exchanges does not apply. The maximum charge for check preparation is $9 per occurrence.

	See “Misstatement of age” in “More information”	We will not deduct interest for any overpayments made by us due to a misstatement of age or sex. Any overpayments will be deducted from future payments.

See “Transfers of ownership, collateral assignments, loans and borrowing” in “More information”

Benefits terminate upon any change of owner who is the measuring life, unless the change of ownership is due to a divorce where the spouse is awarded 100% of the account value and chooses to continue the contract in his or her name and meets the age requirements of the applicable benefit on the date the change in ownership occurs.

Benefits do not terminate upon assignment.

Your contract cannot be assigned to an institutional investor or settlement company, either directly or indirectly, nor may the ownership be changed to an institutional investor or settlement company.

Delaware	See “Your right to cancel within a certain number of days” in “Contract features and benefits”	If you reside in the state of Delaware, at the time the contract was issued, you may return your Retirement Cornerstone® Series E replacement contract within 20 days from the date you received it and receive a full refund of your contribution or cash value, whichever is greater.

	See “Greater of death benefit” under “Guaranteed benefit charges” in “Charges and expenses”	If the Guaranteed minimum income benefit is elected or if the Guaranteed minimum income benefit is elected with the Return of Principal death benefit, Highest Anniversary Value death benefit, or “Greater of” death benefit, the maximum charge for each benefit is 1.65%. If the RMD Wealth Guard death benefit is elected the maximum charge is 1.40%.
Florida	See “How you can purchase and contribute to your contract” in “Contract features and benefits”	In the second paragraph of this section, item (ii) regarding the $2,500,000 limitation on contributions is deleted. The remainder of this section is unchanged.

	See “How you can purchase and contribute to your contract” in “Contract features and benefits”	We may not discontinue the acceptance of contributions.

	See “When to expect payments” in “Accessing your money”	For any payment we defer for more than 30 days, we will pay interest to that payment based on an annual interest rate that is equal to, or greater than, the Moody’s Corporate Bond Yield Average Monthly Corporate Rate.

	See “Selecting an annuity payout option” under “Your annuity payout options” in “Accessing your money”	The following sentence replaces the first sentence of the second paragraph in this section:

	See “Annuity maturity date” under “Your annuity payout options” in “Accessing your money”	Requests to start receiving annuity payments before the maturity date must be made in writing at least 30 days prior to the date annuity payments are to begin.

	See “Special service charges” in “Charges and expenses”	The charge for third-party transfer or exchange applies to any transfer or exchange of your contract, even if it is to another contract issued by the Company. We will not impose a charge for third-party transfers or exchanges if the contract owner is age 65 or older at issue.
You can choose the date annuity payments begin but it may not be earlier than twelve months from the Retirement Cornerstone® Series E contract date.

	See “Your right to cancel within a certain number of days” in “Contract features and benefits”	If you reside in the state of Florida, you may cancel your variable annuity contract and return it to us within 21 days from the date that you receive it. You will receive an unconditional refund equal to the greater of the cash surrender value provided in the annuity contract, plus any fees or charges deducted from the contributions or imposed under the contract, or a refund of all contributions paid.

State	Features and benefits	Availability or variation
Florida (continued)	See “Transferring your account value” in “Transferring your money among investment options”	We may not require a minimum time period between transfers or establish a daily maximum transfer limit.

	See “Check preparation charge” under “Special service charges” in “Charges and expenses”	The maximum charge for check preparation is $25.

	See “Misstatement of age” in “More information”	After the second contract date anniversary, Guaranteed benefits may not be terminated for misstatement of age.

	See “Transfers of ownership, collateral assignments, loans and borrowing” in “More information”	Your Guaranteed benefits will terminate with all transfers of ownership, even with a change of owner from a trust to an individual, unless the change of ownership is due to a divorce where the spouse is awarded 100% of the Total account value, chooses to continue the contract in his or her name and meets the age requirements of the applicable rider on the date the change in ownership occurs.
New York	See “Greater of” death benefit and RMD Wealth Guard death benefit in “Definitions of key terms”, in “Guaranteed minimum death benefits” and throughout this Prospectus.	The “Greater of” death benefit and the RMD Wealth Guard death benefit are not available. The only Guaranteed minimum death benefits that are available are the Return of Principal death benefit and the Highest Anniversary Value death benefit. Both of these death benefits are available in combination with the Guaranteed minimum income benefit. The Highest Anniversary Value death benefit is also available without the Guaranteed minimum income benefit. The Return of Principal death benefit can only be elected in combination with the Guaranteed minimum income benefit.

	See “GMIB Benefit base” under “Guaranteed minimum income benefit” in “Contract features and benefits”	For the GMIB, there are caps on the GMIB benefit base, which are based on a percentage of total contributions and transfers to the Protected Benefit account:

Initial Funding Age	Cap Amount
45-49	350% on GMIB benefit base
50+	No Cap on GMIB benefit base

The cap is determined by the age of the owner at the time of first funding of the Protected Benefit account. If the Protected Benefit account is funded at age 50 or greater there is no cap. If the Protected Benefit account is funded at ages 45 to 49, the cap percentage is set to 350% and does not change for the life of the contract, unless there is a GMIB benefit base reset at age 50 or greater. If there is a GMIB benefit base reset at age 50 or greater, there is no cap, regardless of the age of the owner at first funding. If there is a GMIB benefit base reset prior to age 50, the GMIB benefit base will be capped at 350%, multiplied by the Protected Benefit account value at time of the GMIB benefit base reset, plus 350% of all contributions and transfers made to the Protected Benefit account after the reset. Neither a GMIB benefit base reset nor withdrawals from your Protected Benefit account will lower the cap amount.
See “Withdrawals treated as surrenders” in “Accessing your money”	We do not have the right to terminate the contract if no contributions are made during the last three contract years and the cash value is less than $500.

See “Your annuity payout options” in “Accessing your money”	Your choice of annuity payout options includes a straight life fixed income annuity.

See “Charges and expenses”

Deductions for charges from the guaranteed interest option and the Special DCA account are not permitted.

The charge for third-party transfer or exchange does not apply.

The check preparation charge does not apply.

State	Features and benefits	Availability or variation

New York (continued)	See “Transfers of ownership, collateral assignments, loans and borrowing” in “More information”	Collateral assignments are not limited to the period prior to the first contract date anniversary. You may assign all or a portion of your NQ contract at any time, pursuant to the terms described in this Prospectus.
North Dakota	See “Your right to cancel within a certain number of days” in “Contract features and benefits”	If you reside in the state of North Dakota at the time the contract is issued, you may return your Retirement Cornerstone® Series E contract within 20 days from the date that you receive it and receive a full refund of your contributions or cash value, whichever is greater.

	See “Your beneficiary and payment of benefit” in “Payment of death benefit”	Amounts allocated to the Guaranteed interest option will continue to earn interest until the applicable death benefit is paid. This means that your death benefit (other than the applicable guaranteed minimum death benefit) will be increased by the amount of interest credited to any assets in the Guaranteed interest option up until the date on which we pay the death benefit.
Puerto Rico	IRA and Roth IRA	Available for direct rollovers from U.S. source 401(a) plans and direct transfers from the same type of U.S. source IRAs.
	QP (Defined Benefit) contracts	Not Available

	See “Purchase considerations for a charitable remainder trust” under “Owner and annuitant requirements” in “Contract features and benefits”	We do not offer contracts to charitable remainder trusts in Puerto Rico.

	See “How you can make contributions” in “Contract features and benefits”	Specific requirements for purchasing QP contracts in Puerto Rico are outlined below in “Purchase considerations for QP (Defined Contribution) contracts in Puerto Rico”.

	See “Guaranteed minimum income benefit” in “Contract features and benefits”	Restrictions for the GMIB on a Puerto Rico QPDC contract are described below, under “Purchase considerations for QP (Defined Contribution) contracts in Puerto Rico”, and in your contract.

	See “Transfers of ownership, collateral assignments, loans and borrowing” in “More information”	Transfers of ownership of QP contracts are governed by Puerto Rico law. Please consult your tax, legal or plan advisor if you intend to transfer ownership of your contract.

“Purchase considerations for QP (Defined Contribution) contracts in Puerto Rico” — this section replaces “Appendix II: Purchase considerations for QP contracts” in this Prospectus.

Purchase considerations for QP (Defined Contribution) contracts in Puerto Rico:

Trustees who are considering the purchase of a Retirement Cornerstone® Series E QP contract in Puerto Rico should discuss with their tax, legal and plan advisors whether this is an appropriate investment vehicle for the employer’s plan. Trustees should consider whether the plan provisions permit the investment of plan assets in the QP contract, the Guaranteed minimum income benefit, and the payment of death benefits in accordance with the requirements of Puerto Rico income tax rules. The QP contract and this Prospectus should be reviewed in full, and the following factors, among others, should be noted.

Limits on Contract Ownership

•   The QP contract is offered only as a funding vehicle to qualified plan trusts of single participant defined contribution plans that are tax-qualified under Puerto Rico law, not United States law. The contract is not available to US qualified plans or to defined benefit plans qualifying under Puerto Rico law.

• The QP contract owner is the qualified plan trust. The annuitant under the contract is the self-employed Puerto Rico resident, who is the sole plan participant.

•   This product should not be purchased if the self-employed individual anticipates having additional employees become eligible for the plan. We will not allow additional contracts to be issued for participants other than the original business owner.

State	Features and benefits	Availability or variation
Puerto Rico (continued)

•   If the business that sponsors the plan adds another employee who becomes eligible for the plan, no further contributions may be made to the contract. If the employer moves the funds to another funding vehicle that can accommodate more than one employee, this move could result in the loss of guaranteed benefits in the contract.

Limits on Contributions:
• All contributions must be direct transfers from other investments within an existing qualified plan trust.

• Employer payroll contributions are not accepted.

• Only one additional transfer contribution may be made per contract year.
• Checks written on accounts held in the name of the employer instead of the plan or the trustee will not be accepted.

• As mentioned above, if a new employee becomes eligible for the plan, the trustee will not be permitted to make any further contributions to the contract established for the original business owner.
Limits on Payments:
• Loans are not available under the contract.

• All payments are made to the plan trust as owner, even though the plan participant/annuitant is the ultimate recipient of the benefit payment.

• The Company does no tax reporting or withholding of any kind. The plan administrator or trustee will be solely responsible for performing or providing for all such services.

•   The Company does not offer contracts that qualify as IRAs under Puerto Rico law. The plan trust will exercise the GMIB and must continue to hold the supplementary contract for the duration of the GMIB payments. The contract cannot be converted to an IRA.

Plan Termination:

•   If the plan participant terminates the business, and as a result wishes to terminate the plan, the trust would have to be kept in existence to receive payments. This could create expenses for the plan.

•   If the plan participant terminates the plan and the trust is dissolved, or if the plan trustee (which may or may not be the same as the plan participant) is unwilling to accept payment to the plan trust for any reason, the Company would have to change the contract from a Puerto Rico QP to NQ in order to make payments to the individual as the new owner. Depending on when this occurs, it could be a taxable distribution from the plan, with a potential tax of the entire account value of the contract. Puerto Rico income tax withholding and reporting by the plan trustee could apply to the distribution transaction.

•   If the plan trust is receiving GMIB payments and the trust is subsequently terminated, transforming the contract into an individually owned NQ contract, the trustee would be responsible for the applicable Puerto Rico income tax withholding and reporting on the present value of the remaining annuity payment stream.

• The Company is a U.S. insurance company, therefore distributions under the NQ contract could be subject to United States taxation and withholding on a “taxable amount not determined” basis.
We require owners or beneficiaries of annuity contracts in Puerto Rico which are not individuals to document their status to avoid 30% FATCA withholding from U.S.-source income.

State	Features and benefits	Availability or variation

Washington D.C.	See “Your right to cancel within a certain number of days” in “Contract features and benefits”	If you reside in the district of Washington, D.C., at the time the contract was issued, you may return your Retirement Cornerstone® Series E replacement contract within 10 days from the date you received it and receive a refund of your Total account value under the contract on the day we receive notification to cancel the contract.

Appendix VI: Examples of how withdrawals affect your Guaranteed benefit bases

Examples for GMIB

Example #1

As described below, this example assumes that Protected Benefit account value is less than the GMIB benefit base at the time of the first withdrawal. Assuming $100,000 is invested in the Protected Benefit variable investment options, with no additional contributions, and no transfers, the GMIB benefit base and the Guaranteed minimum death benefit base for an owner age 60 would be calculated as follows:

								Guaranteed Minimum Death Benefit

End of Contract Year	Assumed Net Return	Protected Benefit account value	Withdrawal		Roll-up Rate	GMIB benefit base		Return of Principal benefit base		Highest Anniversary Value benefit base		Roll-up to age 80 benefit base		“Greater of” benefit base
0		$100,000				$100,000	(3)	$100,000	(1)	$100,000	(2)	$100,000	(3)	$100,000
1	3.0%	$103,000	$0		4.0%	$104,000	(3)	$100,000	(1)	$103,000	(2)	$104,000	(3)	$104,000
2	4.0%	$107,120	$0		4.0%	$108,160	(3)	$100,000	(1)	$107,120	(2)	$108,160	(3)	$108,160
3	6.0%	$113,547	$0		4.0%	$113,547	(3)	$100,000	(1)	$113,547	(2)	$113,547	(3)	$113,547
4	6.0%	$120,360	$0		4.0%	$120,360	(3)	$100,000	(1)	$120,360	(2)	$120,360	(3)	$120,360
5	7.0%	$128,785	$0		4.0%	$128,785	(3)	$100,000	(1)	$128,785	(2)	$128,785	(3)	$128,785

Alternative #1: Owner withdraws the Annual withdrawal amount, which equals $5,151

Year 6	(5.0)%	$122,346	$5,151		4.0%	$128,785	(6)	$95,790	(4)	$123,634	(5)	$128,785	(6)	$128,785

Year 7 Annual Withdrawal Amount:			$5,151	(7)

Alternative #2: Owner withdraws $7,000, which is in excess of the Annual withdrawal amount

Year 6	(5.0)%	$122,346	$7,000		4.0%	$126,839	(10)	$94,279	(8)	$121,766	(9)	$126,839	(10)	$126,839

Year 7 Annual Withdrawal Amount:			$5,074	(11)

Contract Years 1-5:

At the end of contract years 1-5, the Guaranteed benefit bases are as follows:

(1)	The Return of Principal benefit base is equal to the initial contribution to the Protected Benefit variable investment options, or $100,000.

(2)	The Highest Anniversary Value benefit base is equal to the greater of the Protected Benefit account value and the Highest Anniversary Value benefit base as of the last contract date anniversary.

For example:

•

At the end of contract year 3, the Highest Anniversary Value benefit base is $113,547. This is because the Protected Benefit account value ($113,547) is greater than the Highest Anniversary Value benefit base as of the last contract date anniversary.

(3)

The Roll-up to age 80 benefit base and the GMIB benefit base (the “Roll-up benefit bases”) are equal to the Roll-up benefit bases as of the last contract date anniversary plus the Deferral Roll-up amount (the Roll-up benefit bases as of the last contract date anniversary multiplied by the assumed Deferral Roll-up rate). Unless you decline or elect a different annual reset option, you will be enrolled in the automatic annual reset program and your Roll-up benefit bases will automatically “reset” to equal the Protected Benefit account, if higher than the prior Roll-up benefit bases, every contract year from your contract issue date, up to the contract anniversary following your 80th birthday (for the Roll-up to age 80 benefit base) or your 95th birthday (for the GMIB benefit base). Beginning in the contract year that follows the contract year in which you fund your Protected Benefit account, if your Lifetime GMIB payments have not begun, you can withdraw up to your Annual withdrawal amount without reducing your Roll-up benefit bases. However, those same withdrawals will reduce the Annual

Roll-up amount that would otherwise be applied to the Roll-up benefit bases at the end of the contract year. Remember that the Roll-up amount applicable under your contract does not become part of your Roll-up benefit bases until the end of the contract year except in the year in which you die. In the event of your death, a pro-rata portion of the Roll-up amount will be added to the Roll-up to age 80 benefit base.

For example:

•

At the end of contract year 2, the Roll-up benefit bases are equal to $108,160. This is calculated by taking the Roll-up benefit bases as of the last contract date anniversary $104,000, and multiplying it by Roll-up rate of 4%. ($104,000 x 1.04 = $108,160).

For both Alternatives below, the Annual withdrawal amount in contract year 6 equals $5,151 [4% (Roll-up rate) x $128,785 (the GMIB benefit base)].

Alternative #1: Contract Year 6 (Owner withdraws Annual withdrawal amount)

The pro-rata calculation for the Return of Principal benefit base is as follows: Since the withdrawal amount of $5,151 equals 4.21% of the Protected Benefit account value ($5,151 divided by $122,346 = 4.21%), each benefit base would be reduced by 4.21%.

At the end of contract year 6, the Guaranteed benefit bases are as follows:

(4)	The Return of Principal benefit base is reduced pro-rata, as follows: $100,000 (Return of Principal benefit base as of the last contract date anniversary)–$4,210 (4.21% x $100,000) = $95,790.

(5)	The Highest Anniversary Value benefit base is reduced dollar-for-dollar, as follows: $128,785 (Highest Anniversary Value benefit base as of the last contract date anniversary) – $5,151 = $123,634.

(6)

The Roll-up to age 80 benefit base and the GMIB benefit base are equal to $128,785, (the Roll-up benefit bases as of the last contract date anniversary). Since the full Annual withdrawal amount was taken, the Roll-up benefit bases neither decrease nor increase.

(7)

As a result of the withdrawal in contract year 6, the Annual withdrawal amount in contract year 7 is $5,151 [4% (Roll-up rate) x $128,785 (the Roll-up benefit bases as of the sixth contract anniversary)].

Alternative #2: Contract Year 6 (Owner takes an “Excess withdrawal”)

The pro-rata calculation for the reduction in the Return of Principal benefit base is as follows: Since the withdrawal amount of $7,000 equals 5.721% of the Protected Benefit account value ($7,000 divided by $122,346 = 5.721%), each benefit base would be reduced by 5.721%.

The pro-rata calculation for the reduction in the Roll-up benefit bases is as follows: $7,000 (the amount of the withdrawal) – $5,151 (the Annual withdrawal amount) = $1,849 (the “Excess withdrawal” amount). Since the amount of the Excess withdrawal equals 1.511% of the Protected Benefit account value ($1,849 divided by $122,346 = 1.511%), the Roll-up benefit bases would be reduced by 1.511%.

Please note that the Excess withdrawal in this example does not represent a RMD payment made through our automatic RMD service. For more information on RMD payments through our automatic RMD service, please see “Lifetime required minimum distribution withdrawals” in “Accessing your money” earlier in this Prospectus.

At the end of contract year 6, the Guaranteed benefit bases are as follows:

(8)	The Return of Principal benefit base is reduced pro-rata, as follows: $100,000 (Return of Principal benefit base as of the last contract date anniversary) – $5,721 (5.721% x $100,000) = $94,279.

(9)

The Highest Anniversary Value benefit base is reduced dollar-for-dollar and pro-rata, as follows: $128,785 (Highest Anniversary Value benefit base as of the last contract date anniversary) – $5,151 (Annual Withdrawal Amount) – $1,868 [($128,785 – $5,151) x 1.511%] = $121,766.

(10)

The Roll-up to age 80 benefit base and the GMIB benefit base are reduced pro-rata, as follows: $128,785 (the Roll-up benefit bases as of the last contract date anniversary) – $1,946 (1.511% x $128,785) = $126,839.

(11)

As a result of the Excess withdrawal in contract year 6, the Annual withdrawal amount in contract year 7 is $5,074 [4% (Roll-up rate) x $126,839 (the Roll-up benefit bases as of the sixth contract anniversary)].

Example #2

As described below, this example assumes that Protected Benefit account value is greater than the GMIB benefit base at the time of the first withdrawal. Assuming $100,000 is invested in the Protected Benefit variable investment options, with no additional contributions, and no transfers, the GMIB benefit base and the Guaranteed minimum death benefit base for an owner age 60 would be calculated as follows:

								Guaranteed Minimum Death Benefit

End of Contract Year	Assumed Net Return	Protected Benefit account value	Withdrawal		Roll-up Rate	GMIB benefit base		Return of Principal benefit base		Highest Anniversary Value benefit base		Roll-up to age 80 benefit base		“Greater of” benefit base
0		$100,000				$100,000	(3)	$100,000	(1)	$100,000	(2)	$100,000	(3)	$100,000
1	3.0%	$103,000	$0		4.0%	$104,000	(3)	$100,000	(1)	$103,000	(2)	$104,000	(3)	$104,000
2	4.0%	$107,120	$0		4.0%	$108,160	(3)	$100,000	(1)	$107,120	(2)	$108,160	(3)	$108,160
3	6.0%	$113,547	$0		4.0%	$113,547	(3)	$100,000	(1)	$113,547	(2)	$113,547	(3)	$113,547
4	6.0%	$120,360	$0		4.0%	$120,360	(3)	$100,000	(1)	$120,360	(2)	$120,360	(3)	$120,360
5	7.0%	$128,785	$0		4.0%	$128,785	(3)	$100,000	(1)	$128,785	(2)	$128,785	(3)	$128,785

Alternative #1: Owner withdraws the Annual withdrawal amount, which equals $5,151

Year 6	5.0%	$135,224	$5,151		4.0%	$130,073	(6)	$96,190	(4)	$130,073	(5)	$130,073	(6)	$130,073

Year 7 Annual Withdrawal Amount:			$5,203	(7)

Alternative #2: Owner withdraws $7,000, which is in excess of the Annual withdrawal amount

Year 6	5.0%	$135,224	$7,000		4.0%	$128,224	(10)	$94,823	(8)	$128,224	(9)	$128,224	(10)	$128,224

Year 7 Annual Withdrawal Amount:			$5,129	(11)

Contract Years 1-5:

At the end of contract years 1-5, the Guaranteed benefit bases are as follows:

(1)	The Return of Principal benefit base is equal to the initial contribution to the Protected Benefit variable investment options, or $100,000.

(2)	The Highest Anniversary Value benefit base is equal to the greater of the Protected Benefit account value and the Highest Anniversary Value benefit base as of the last contract date anniversary.

For example:

•

At the end of contract year 3, the Highest Anniversary Value benefit base is $113,547. This is because the Protected Benefit account value ($113,547) is greater than the Highest Anniversary Value benefit base as of the last contract date anniversary ($107,120).

(3)

The Roll-up to age 80 benefit base and the GMIB benefit base (the “Roll-up benefit bases”) are equal to the Roll-up benefit bases as of the last contract date anniversary plus the Deferral Roll-up amount (the Roll-up benefit bases as of the last contract date anniversary multiplied by Roll-up rate). Unless you decline or elect a different annual reset option, you will be enrolled in the automatic annual reset program and your Roll-up benefit bases will automatically “reset” to equal the Protected Benefit account, if higher than the prior Roll-up benefit bases, every contract year from your contract issue date, up to the contract date anniversary following your 80th birthday (for the Roll-up to age 80 benefit base) or your 95th birthday (for the GMIB benefit base). Beginning in the contract year that follows the contract year in which you fund your Protected Benefit account, if your Lifetime GMIB payments have not begun, you can withdraw up to your Annual withdrawal amount without reducing your Roll-up benefit bases. However, those same withdrawals will reduce the Annual Roll-up amount that would otherwise be applied to the Roll-up benefit bases at the end of the contract year. Remember that the Roll-up amount applicable under your contract does not become part of your Roll-up benefit bases until the end of the contract year except in the year in which you die. In the event of your death, a pro-rata portion of the Roll-up amount will be added to the Roll-up to age 80 benefit base.

For example:

•

At the end of contract year 2, the Roll-up benefit bases are equal to $108,160. This is calculated by taking the Roll-up benefit bases as of the last contract date anniversary $104,000, and multiplying it by Roll-up rate of 4% ($104,000 x 1.04 = $108,160).

•

At the end of contract year 3, the Roll-up benefit bases are equal to $113,547. This is because the Protected Benefit account value ($113,547) is greater than the Roll-up benefit bases as the last contract date anniversary ($108,160) plus Roll-up amount ($4,326).

For both Alternatives below, the Annual withdrawal amount in contract year 6 equals $5,151 [4% (Roll-up rate) x $128,785 (the GMIB benefit base)].

Alternative #1: Contract Year 6 (Owner withdraws Annual withdrawal amount)

The pro-rata calculation for the Return of Principal benefit base is as follows: Since the withdrawal amount of $5,151 equals 3.810% of the Protected Benefit account value ($5,151 divided by $135,224 = 3.810%), each benefit base would be reduced by 3.810%.

At the end of contract year 6, the Guaranteed benefit bases are as follows:

(4)	The Return of Principal benefit base is reduced pro-rata, as follows: $100,000 (benefit base as of the last contract date anniversary)– $3,810 (3.810% x $100,000) = $96,190.

(5)

The Highest Anniversary Value benefit base is reduced dollar-for-dollar as follows: $128,785 (Highest Anniversary Value benefit base as of the last contract date anniversary) – $5,151 = $123,634. The Highest Anniversary Value benefit base is reset to the Protected Benefit account value after withdrawal ($130,073).

(6)	The Roll-up to age 80 benefit base and GMIB benefit base are reset to the Protected Benefit Account Value after withdrawal $130,073.

(7)

As a result of the withdrawal in contract year 6, the Annual withdrawal amount in contract year 7 is $5,203 [4% (Roll-up rate) x $130,073 (the Roll-up benefit bases as of the sixth contract anniversary)].

Alternative #2: Contract Year 6 (Owner takes an “Excess withdrawal”)

The pro-rata calculation for the reduction in the Return of Principal benefit base is as follows: Since the withdrawal amount of $7,000 equals 5.177% of the Protected Benefit account value ($7,000 divided by $135,224 = 5.177%), each benefit base would be reduced by 5.177%.

The pro-rata calculation for the reduction in the Highest Anniversary Value benefit base and the Roll-up benefit bases is as follows: $7,000 (the amount of the withdrawal) – $5,151 (the Annual withdrawal amount) = $1,849 (the “Excess withdrawal” amount). Since the amount of the Excess withdrawal equals 1.367% of the Protected Benefit account value ($1,849 divided by $135,224 = 1.367%), the Highest Anniversary Value benefit base and the Roll-up benefit bases would be reduced by 1.367%.

Please note that the Excess withdrawal in this example does not represent a RMD payment made through our automatic RMD service. For more information on RMD payments through our automatic RMD service, please see “Lifetime required minimum distribution withdrawals” in “Accessing your money” earlier in this Prospectus.

At the end of contract year 6, the Guaranteed benefit bases are as follows:

(8)	The Return of Principal benefit base is reduced pro-rata, as follows: $100,000 (Return of Principal benefit base as of the last contract date anniversary) – $5,177 (5.177% x $100,000) = $94,823.

(9)

The Highest Anniversary Value benefit base is reduced dollar-fordollar and pro-rata, as follows: $128,785 (Highest Anniversary Value benefit base as of the last contract date anniversary) – $5,151 (Annual Withdrawal Amount) – $1,690 [($128,785 – $5,151) x 1.367%] = $121,944. The Highest Anniversary Value benefit base is reset to the Protected Benefit account value after withdrawals ($128,224).

(10)

The Roll-up to age 80 benefit base and the GMIB benefit base are reduced pro-rata, as follows: $128,785 (the Roll-up benefit bases as of the last contract date anniversary) – $1,760 (1.367% x $128,785) = $127,025. The Roll-up to age 80 benefit base and GMIB benefit base are reset to the Protected Benefit Account Value after withdrawal $128,224.

(11)

As a result of the Excess withdrawal in contract year 6, the Annual withdrawal amount in contract year 7 is $5,129 [4% (Roll-up rate) x $128,224 (the Roll-up benefit bases as of the sixth contract anniversary)].

Example for RMD Wealth Guard death benefit

Example #3

Assuming $100,000 is invested in the Protected Benefit variable investment options, with no additional contributions, and no transfers, the RMD Wealth Guard death benefit base for an owner age 65 would be calculated as follows:

End of Contract Year	Age	Assumed Net Return	Protected Benefit account value before withdrawal	Withdrawal	Protected Benefit account value after withdrawal	RMD Wealth Guard death benefit base
0	65		$100,000		$100,000	$100,000	(1)
1	66	3.0%	$103,000	$0	$103,000	$103,000	(1)
2	67	4.0%	$107,120	$0	$107,120	$107,120	(1)
3	68	(1.0)%	$106,049	$5,000	$101,049	$102,069	(1)(2)
4	69	3.0%	$104,080	$0	$104,080	$104,080	(1)
5	70	4.0%	$108,243	$0	$108,243	$108,243	(1)

Alternative #1: Contract Year 6 (Owner withdraws RMD withdrawal amount)

6	71	5.0%	$113,656	$4,293	$109,363	$109,363	(3)

7	72	3.0%	$112,644	$0	$112,644	$109,363	(4)

Alternative #2: Contract Year 6 (Owner takes a withdrawal in excess of RMD withdrawal limit)

6	71	5.0%	$113,656	$6,000	$107,656	$107,656	(5)

7	72	3.0%	$110,885	$0	$110,885	$107,656	(6)

Contract Years 1–5:

At the end of contract years 1-5, the RMD Wealth Guard death benefit base is as follows:

(1)	The RMD Wealth Guard death benefit base is equal to the greater of the Protected Benefit account value and the RMD Wealth Guard death benefit base as of the last contract date anniversary.

For example:

•

At the end of contract year 2, the RMD Wealth Guard death benefit base is $107,120. This is because the Protected Benefit account value ($107,120) is greater than the RMD Wealth Guard death benefit base as of the last contract date anniversary ($103,000).

(2)

The RMD Wealth Guard death benefit base would be reduced by a withdrawal on a pro rata basis because the contract owner has not yet reached the calendar year in which he or she will turn age 70½ and is not yet eligible for RMDs; accordingly, all withdrawals made prior to the calendar year in which the contract owner turns age 70½ are treated as Excess RMD withdrawals and reduce the benefit base on a pro rata basis.

For example:

•

At the end of contract year 3, the RMD Wealth Guard death benefit base is $102,069. After a withdrawal of $5,000, the Protected Benefit account value is $101,049 (= $107,120 x (1 – 1.0%) – $5,000). Since the withdrawal amount of $5,000 equals 4.715% of the Protected Benefit account value before the withdrawal ($5,000 divided by $106,049 = 4.715%), the RMD Wealth Guard death benefit base would be reduced by $5,051 (4.715% of $107,120) to be $102,069 (= $107,120 – $5,051). The RMD Wealth Guard death benefit base is greater than the Protected Benefit account value. As you can see, when the benefit base is greater than the account value, a pro rata deduction means the benefit base is reduced by more than the amount of the withdrawals.

Alternative #1: Contract Year 6 (Owner withdraws RMD withdrawal amount)

(3)	The RMD Wealth Guard death benefit base would not be reduced by a RMD withdrawal because it is not an Excess RMD withdrawal.

For example:

•

At the end of contract year 6, the RMD Wealth Guard death benefit base is $109,363. This is because the Protected Benefit account value ($109,363) is greater than the RMD Wealth Guard death benefit base as of the last contract date anniversary ($108,243). In addition, since the withdrawal of the $4,293 was not an Excess RMD withdrawal, it did not reduce the benefit base.

(4)	After the contract anniversary date following the first RMD withdrawal, the RMD Wealth Guard death benefit base stops resetting.

For example:

•	At the end of contract year 7, the RMD Wealth Guard death benefit base is $109,363. This is the RMD Wealth Guard death benefit base as of the last contract date anniversary ($109,363).

Alternative #2: Contract Year 6 (Owner takes a withdrawal in excess of RMD withdrawal limit)

(5)	The RMD Wealth Guard death benefit base would be reduced by the portion of the withdrawal amount in excess of RMD withdrawal limit on a pro rata basis.

For example:

•

At the end of contract year 6, the RMD Wealth Guard death benefit base is $107,656. The withdrawal amount of $6,000 exceeds the RMD withdrawal limit ($4,293) by $1,707. The portion of the withdrawal amount in excess of RMD withdrawal limit ($1,707) equals 1.502% of the Protected Benefit account value ($1,707 divided by $113,656 = 1.502%) and RMD Wealth Guard death benefit base would be reduced by 1.502% to be $106,618 (= $108,243 – $1,625). The RMD Wealth Guard death benefit base resets to the Protected Benefit account value ($107,656).

(6)	After a withdrawal is taken in the calendar year in which the age turns 70½ or later year, the RMD Wealth Guard death benefit base stops resetting.

For example:

•	At the end of contract year 7, the RMD Wealth Guard death benefit base is $107,656. This is the RMD Wealth Guard death benefit base as of the last contract date anniversary ($107,656).

Appendix VII: Rules regarding contributions to your contract

The following tables describes the contribution rules for all contract Series E and types.

Contract Type	NQ
Issue Ages	• 0-80
Minimum initial contribution amount	• $25,000
Minimum subsequent contribution amount (if permitted)	• $500
Source of contributions	• The only source of contributions that is permitted to be made to a contract is a 1035 exchange from a Prior Contract.
Additional limitations on contributions to the contract(1)

•   If you elect the GMIB with the “Greater of” GMDB, you may make subsequent contributions to your contract which are allocated to your Protected Benefit account through age 70, or if later, until the first contract date anniversary. If you do not elect the “Greater of” GMDB, you may make subsequent contributions to your contract which are allocated to your Protected Benefit account through age 80, or if later, until the first contract date anniversary. However, regardless of the benefits elected, once you make a withdrawal from your Protected Benefit account, subsequent contributions will no longer be permitted to be allocated to your Protected Benefit account.

•   You may make subsequent contributions to your contract which are allocated to your Investment account through age 85 or, if later, until the first contract date anniversary.

(1)

In addition to the limitations described here, we also reserve the right to refuse to accept any contribution under the contract at any time or change our contribution limits and requirements. We further reserve the right to discontinue the acceptance of, or place additional limitations on, contributions to the contract or contributions and/or transfers into your Protected Benefit account at any time.

VII-1

Contract Type	Traditional IRA
Issue Ages	• 20-80
Minimum initial contribution amount	• $25,000
Minimum subsequent contribution amount (if permitted)	• $50
Source of contributions

•   The only sources of contributions that are permitted to be made to a contract are rollovers or direct transfers from a Prior Contract.

•   Eligible rollover distributions from 403(b) plans, qualified plans and governmental employer 457(b) plans.

•   Rollovers from another traditional individual retirement annuity contract issued by us, including SEP, SIMPLE or SARSEP IRAs.

•   Direct custodian-to-custodian transfers from another traditional individual retirement annuity contract issued by us, including SEP, SIMPLE or SARSEP IRAs.

Additional limitations on contributions to the contract(1)

•   If you elect the GMIB with the “Greater of” GMDB, you may make subsequent contributions to your contract which are allocated to your Protected Benefit account through age 70, or if later, until the first contract date anniversary. If you do not elect the “Greater of” GMDB, you may make subsequent contributions to your contract which are allocated to your Protected Benefit account through age 80, or if later, until the first contract date anniversary. However, regardless of the benefits elected, once you make a withdrawal from your Protected Benefit account, subsequent contributions will no longer be permitted to be allocated to your Protected Benefit account.

•   You may make subsequent contributions to your contract which are allocated to your Investment account through age 85 or, if later, until the first contract date anniversary.

•   Contributions made after lifetime required minimum distributions must start must be net of any required minimum distributions.

•   If you elect the RMD Wealth Guard death benefit, you may make subsequent contributions to your contract which are allocated to your Protected Benefit account through age 64, or if later, until your first contract date anniversary (If you were age 20-64 on your contract date); or through age 68, or if later, until 90 days after your contract date (if you were age 65-68 on your contract date). If you do not elect the RMD Wealth Guard death benefit, you may make subsequent contributions through age 80, or if later, until the first contract date anniversary. However, regardless of the benefits you elected, once you make a withdrawal from your Protected Benefit account, subsequent contributions will no longer be permitted to be allocated to your Protected Benefit account.

(1)

In addition to the limitations described here, we also reserve the right to refuse to accept any contribution under the contract at any time or change our contribution limits and requirements. We further reserve the right to discontinue the acceptance of, or place additional limitations on, contributions to the contract or contributions and/or transfers into your Protected Benefit account at any time.

VII-2

Contract Type	Roth IRA
Issue Ages	• 20-80
Minimum initial contribution amount	• $25,000
Minimum subsequent contribution amount (if permitted)	• $50
Source of contributions

•   The only sources of contributions that are permitted to be made to a contract are rollovers or direct transfers from a Prior Contract.

•   Rollovers from another Roth IRA.

•   Rollovers from a “designated Roth contribution account” under specified retirement plans.

•   Conversion rollovers from a traditional IRA or other eligible retirement plan.

•   Direct custodian-to-custodian transfers from another Roth IRA.

Additional limitations on contributions to the contract(1)

•   If you elect the GMIB with the “Greater of” GMDB, you may make subsequent contributions to your contract which are allocated to your Protected Benefit account through age 70, or if later, until the first contract date anniversary. If you do not elect the “Greater of” GMDB, you may make subsequent contributions to your contract which are allocated to your Protected Benefit account through age 80, or if later, until the first contract date anniversary. However, regardless of the benefits elected, once you make a withdrawal from your Protected Benefit account, subsequent contributions will no longer be permitted to be allocated to your Protected Benefit account.

•   You may make subsequent contributions to your contract which are allocated to your Investment account through age 85 or, if later, until the first contract date anniversary.

•   Conversion rollovers after lifetime required minimum distributions must start from the traditional IRA or other eligible retirement plan which is the source of the conversion rollover must be net of any required minimum distributions.

(1)

In addition to the limitations described here, we also reserve the right to refuse to accept any contribution under the contract at any time or change our contribution limits and requirements. We further reserve the right to discontinue the acceptance of, or place additional limitations on, contributions to the contract or contributions and/or transfers into your Protected Benefit account at any time.

VII-3

Contract Type	QP
Issue Ages	• 20-75
Minimum initial contribution amount	• $25,000
Minimum subsequent contribution amount (if subsequent contributions are permitted)	• $500
Source of contributions

•   The only source of contributions that is permitted to be made to a contract is a transfer from a Prior Contract. The Prior Contract which is the source of the transfer must be owned by the same existing qualified plan trust.

•   The plan must be qualified under Section 401(a) of the Internal Revenue Code.

•   For 401(k) plans, transferred contributions may not include any after-tax contributions, including designated Roth contributions.

Additional limitations on contributions to the contract(1)

•   A separate QP contract must be established for each plan participant, even defined benefit plan participants.

•   We do not accept contributions directly from the employer.

•   Only one subsequent contribution can be made during a contract year.

•   Contributions made after lifetime required minimum distributions must start, must be net of any required minimum distributions.

•   If you elect the GMIB with the “Greater of” GMDB, you may make subsequent contributions to to your contract which are allocated to your Protected Benefit account through age 70, or if later, until the first contract date anniversary. If you do not elect the “Greater of” GMDB, you may make subsequent contributions to your contract, which are allocated to your Protected Benefit account through age 75, or if later, until the first contract date anniversary. However, regardless of the benefits elected, once you make a withdrawal from your Protected Benefit account, subsequent contributions to your Protected Benefit account will no longer be permitted to be allocated to your Protected Benefit account.

•   You may make subsequent contributions to your Investment account through age 75 or, if later, until the first contract date anniversary.

•   For QPDC contracts only: If you elect the RMD Wealth Guard death benefit, you may make subsequent contributions to your contract which are allocated to your Protected Benefit account through age 64, or if later, until your first contract date anniversary (If you were age 20-64 on your contract date); or through age 68, or if later, until 90 days after your contract date (if you were age 65-68 on your contract date). If you do not elect the RMD Wealth Guard death benefit, you may make subsequent contributions through age 80, or if later, until the first contract date anniversary. However, regardless of the benefits you elected, once you make a withdrawal from your Protected Benefit account, subsequent contributions will no longer be permitted to your Protected Benefit account.

See Appendix II earlier in this Prospectus for a discussion on purchase considerations for QP contracts.
(1)

In addition to the limitations described here, we also reserve the right to refuse to accept any contribution under the contract at any time or change our contribution limits and requirements. We further reserve the right to discontinue the acceptance of, or place additional limitations on, contributions to the contract or contributions and/or transfers into your Protected Benefit account at any time.

VII-4

Appendix VIII: Exchange program

The Retirement Cornerstone® Series E contract is offered only through an exchange program under which a Prior Contract may be exchanged for a Retirement Cornerstone® Series E contract. This is called an “exchange” under securities law. For purposes of this Prospectus, the word “exchange” includes an exchange, rollover or transfer, as applicable, for federal income tax purposes.

The charts set forth in this Appendix provide a summary comparison of some of the important features of Prior Contracts and the Retirement Cornerstone® Series E contract. It is important to note that we did not provide disclosures of guaranteed benefits that may have been available under a Prior Contract, since you would not be eligible to exchange to a Retirement Cornerstone® Series E contract if you elected one or more of the guaranteed benefits. You should not rely solely on the information contained in the charts in examining the differences between your existing contract and the Retirement Cornerstone® Series E contract. There may be other differences important for you to consider prior to exchanging to a Retirement Cornerstone® Series E contract. You should read the Prospectus and other information related to your existing contract prior to exchanging to a Retirement Cornerstone® Series E contract. Please note, these charts do not create or modify any existing rights or benefits, all of which are only established by your existing contract.

You should carefully consider whether an exchange is appropriate for you by considering the benefits and guarantees provided by your Prior Contract to the benefits and guarantees provided by the Retirement Cornerstone® Series E contract. Under this exchange program, among other conditions, the Prior Contract cannot have elected a living or guaranteed benefit nor have any remaining or outstanding withdrawal charges. The account value attributable to your existing contract would not be subject to any withdrawal charge under a Retirement Cornerstone® Series E contract, but would be subject to all other charges and fees under a Retirement Cornerstone® Series E contract. You should also review the fees and charges of your Prior Contract and the fees and charges of the Retirement Cornerstone® Series E contract, which may be higher than the fees and charges under the Prior Contract. Any such exchange program will be made available on terms and conditions determined by us and will comply with applicable law. For information of eligible Prior Contracts, see “Exchange Program” in “Retirement Cornerstone® Series E at a glance — key features” earlier in this Prospectus. If you are considering exchanging your Prior Contract for a Retirement Cornerstone® Series E contract, please contact your financial professional, who will be able to explain the benefits and features of this contract and provide you with the proper forms and application necessary to complete the transaction.

VIII-1

The Accumulator® Series (‘02/’04 through Series 9.0)

Prior Contracts					New Contract
The Accumulator® Series (‘02/’04 through Series‘07/’07.5) for: Accumulator®; Accumulator® PlusSM; Accumulator® EliteSM; and Accumulator® Select SM Series[1]			The Accumulator® Series (8.0/8.2/8.3) through Series 9.0) for: Accumulator®; Accumulator® PlusSM; Accumulator® EliteSM; and Accumulator® SelectSM Series[1]		Retirement Cornerstone® Series E
Annual Administrative Charge:	If your account value on a contract date anniversary is less than $50,000[2,3].	$30	If your account value on a contract date anniversary is less than $50,000[2,3].	$30	If your account value on a contract date anniversary is less than $50,000[2,3].	$30

	If your account value on a contract date anniversary is $50,000 or more[2].	$0	If your account value on a contract date anniversary is $50,000 or more[2].	$0	If your account value on a contract date anniversary is $50,000 or more[2].	$0
Total Separate Account Annual Expenses:	1.25% - 1.70%		1.30% - 1.70%		1.30%
Death Benefit:	The greater of: (i) your account value (without adjustment for any otherwise applicable negative market value adjustment), less any outstanding loan balance plus accrued interest as of the date we receive satisfactory proof of death, any required instructions, information and forms necessary to effect payment; and (ii) your total contributions, adjusted for withdrawals and any withdrawal charges and any taxes that may apply, less any outstanding loan balance plus accrued interest.	The greater of: (i) your account value, less any outstanding loan balance plus accrued interest, if applicable, as of the date we receive satisfactory proof of death, any required instructions, information and forms necessary to effect payment; and (ii) your total contributions, adjusted for withdrawals and any withdrawal charges and any taxes that may apply, less any outstanding loan balance
			plus accrued interest.

For the purposes of determining the death benefit under your Retirement Cornerstone® Series E contract, we treat your Investment account and any Guaranteed minimum death benefit funded by your Protected Benefit account differently.

The death benefit in connection with your Investment account is equal to your Investment account value as of the date we receive satisfactory proof of death, any required instructions for the method of payment, and any required information and forms necessary to effect payment. The death benefit payable in connection with your Protected Benefit account will be based on the greater of (i) your Protected Benefit account value, and (ii) the benefit base of your Guaranteed minimum death benefit.

Return of Principal Death Benefit Charge[4]:	No Charge		No Charge

No Additional Charge*

*Please be advised that the Return of Principal Death Benefit does not have an additional charge, but this Guaranteed benefit must be elected in combination with the Guaranteed Minimum Income Benefit, which does have a charge.

Highest Anniversary Value Death Benefit Charge[4]:	Not Applicable		Not Applicable		0.35% (current and maximum)
“Greater of” Death Benefit Charge[4]:	Not Applicable		Not Applicable		1.15% (current) 2.30% (maximum)

VIII-2

Prior Contracts			New Contract
The Accumulator® Series (‘02/’04 through Series‘07/’07.5) for: Accumulator®; Accumulator® PlusSM; Accumulator® EliteSM; and Accumulator® Select SM Series[1]		The Accumulator® Series (8.0/8.2/8.3) through Series 9.0) for: Accumulator®; Accumulator® PlusSM; Accumulator® EliteSM; and Accumulator® SelectSM Series[1]	Retirement Cornerstone® Series E
RMD Wealth Guard Death Benefit Charge[4]:	Not Applicable	Not Applicable	Maximum 1.20% (for issue ages 20-64) 2.00% (for issue ages 65-68) Current 0.60% (for issue ages 20-64) 1.00% (for issue ages 65-68)
Guaranteed Minimum Income Benefit Charge[4]:	Not Applicable	Not Applicable	1.15% (current) 2.30% (maximum)
Lifetime Minimum Guaranteed Interest Rate in the Guaranteed Interest Option:	1% - 3%	1% - 3%	1%
Loan Features (if your employer’s plan permits):	Yes	Yes for Accumulator® Series 8.0/8.2/8.3	No
No for Accumulator® Series 9.0
Fixed Maturity Options[5]:	Yes	No	No
Variable Investment Options with your Protected Benefit Account[6]:	Not Applicable	Not Applicable	20 Various Classes
Variable Investment Options with your Investment Account[6]:	approximately 37 Classes B and IB	approximately 23-36 Classes B and IB (Series 8.0/8.2/8.3) Class IB (Series 9.0)	100+ Various Classes
Sources of Permitted Subsequent Contributions	• Full or partial exchange, rollover or direct transfer from another annuity contract or other eligible investment • After tax check	• Full or partial exchange, rollover or direct transfer from another annuity contract or other eligible investment • After tax check	• Full exchange, rollover or direct transfer from a Prior Contract

1.

If you elected a Guaranteed benefit under a Prior Contract, you would not be eligible for the exchange program. Therefore, in the column for “Prior Contracts”, Guaranteed benefits are either not reflected or categorized as “Not Applicable”.

2.

If the contract is surrendered or annuitized or a death benefit is paid on any date other than the contract date anniversary, we will deduct a pro rata portion of the administrative charge for that year.

3.	During the first two contract years this charge, if applicable, is equal to the lesser of $30 or 2% of your Total account value. Thereafter, the charge, if applicable, is $30 for each contract year.

4.

The Return of Principal death benefit and the “Greater of” death benefit can only be elected in combination with the GMIB. The Highest Anniversary Value death benefit can be elected with or without selecting the GMIB. If you elect the GMIB and do not elect a guaranteed minimum death benefit, you will automatically receive the Return of Principal death benefit. The RMD Wealth Guard death benefit cannot be elected in combination with the GMIB. Please see “Retirement Cornerstone® Series E at a glance – key features” in the Retirement Cornerstone® Series E Prospectus for more information related to these guaranteed benefits.

5.

Fixed Maturity Options offer a fixed rate of interest if held to maturity. Fixed Maturity Options generally have maturity dates that range from one to ten years. Withdrawals or transfers from a Fixed Maturity Option prior to maturity may be subject to market value adjustment, which may increase or decrease the account value. See “fixed maturity options” in your Prospectus for more information.

6.	The number of investment options available under a particular contract is subject to change. Please refer to your Prospectus for more information on investment options available under your contract.

VIII-3

B. Accumulator (Series 1995 through Series 2001)

Prior Contracts				New Contract
Income Manager SM Accumulator; Income Manager SM Rollover IRA; Income Manager SM Rollover IRA & Choice Income Plan (year 1995)[1]	Income Manager SM Accumulator (year 1996); Income
Manager SM Rollover IRA and The Choice Income Plan
(year 1996); Accumulator (IRA and NQ) (year 1997);
AccumulatorSM Select (IRA and NQ) (year 1997);
Accumulator SM (IRA,NQ and QP) (year 1998);
			AccumulatorSM Select (IRA, NQ and QP) (year 1998)[1]	Retirement Cornerstone® Series E
Annual Contract Fee:	If the initial contribution is less than $25,000.	$30	None	If your account value on a contract date anniversary is less than $50,000[2,3].	$30

	If the initial contribution is more than $25,000.	$0		If your account value on a contract date anniversary is $50,000 or more[2].	$0
Total Separate Account Annual Expenses:	1.15%		1.20%-1.60%	1.30%
Death Benefit:	The death benefit is equal to the return of your account value as of the date we receive satisfactory proof of death and all information and forms necessary to effect payment.		The death benefit is equal to the return of your account value as of the date we receive satisfactory proof of death and all information and forms necessary to effect payment.

For the purposes of determining the death benefit under your Retirement Cornerstone® Series E contract, we treat your Investment account and any Guaranteed minimum death benefit funded by your Protected Benefit account differently.

The death benefit in connection with your Investment account is equal to your Investment account value as of the date we receive satisfactory proof of death, any required instructions for the method of payment, and any required information and forms necessary to effect payment. The death benefit payable in connection with your Protected Benefit account will be based on the greater of (i) your Protected Benefit account value, and (ii) the benefit base of your Guaranteed minimum death benefit.

Return of Principal Death Benefit Charge[4]:	Not Applicable		Not Applicable

No Additional Charge*

*Please be advised that the Return of Principal Death Benefit does not have an additional charge, but this Guaranteed benefit must be elected in combination with the Guaranteed Minimum Income Benefit, which does have a charge.

Highest Anniversary Value Death Benefit Charge[4]:	Not Applicable		Not Applicable	0.35% (current and maximum)

VIII-4

Prior Contracts			New Contract
Income ManagerSM Accumulator; Income ManagerSM Rollover IRA; Income ManagerSM Rollover IRA & Choice Income Plan (year 1995)[1]	Income ManagerSM Accumulator (year 1996); Income
ManagerSM Rollover IRA and The Choice Income Plan
(year 1996); Accumulator (IRA and NQ) (year 1997);
AccumulatorSM Select (IRA and NQ) (year 1997);
AccumulatorSM (IRA,NQ and QP) (year 1998);
		AccumulatorSM Select (IRA, NQ and QP) (year 1998)[1]	Retirement Cornerstone® Series E
“Greater of” Death Benefit Charge[4]:	Not Applicable	Not Applicable	1.15% (current) 2.30% (maximum)
RMD Wealth Guard Death Benefit Charge[4]:	Not Applicable	Not Applicable	Maximum 1.20% (for issue ages 20-64) 2.00% (for issue ages 65-68) Current 0.60% (for issue ages 20-64) 1.00% (for issue ages 65-68)
Guaranteed Minimum Income Benefit Charge[4]:	Not Applicable	Not Applicable	1.15% (current) 2.30% (maximum)
Lifetime Minimum Guaranteed Interest Rate in the Guaranteed Interest Option:	3%	3%	1%
Loan Features (if your employer’s plan permits):	No	No	No
Fixed Maturity Options[5]:	No	No	No
Variable Investment Options with your Protected Benefit Account[6]:	Not Applicable	Not Applicable	20 Various Classes
Variable Investment Options with your Investment Account[6]:	approximately 9	approximately 6-24	100+ Various Classes
Sources of Permitted Subsequent Contributions	• Full or partial exchange, rollover or direct transfer from another annuity contract or other eligible investment • After tax check	• Full or partial exchange, rollover or direct transfer from another annuity contract or other eligible investment • After tax check	• Full exchange, rollover or direct transfer from a Prior Contract

1.

If you elected a Guaranteed benefit under a Prior Contract, you would not be eligible for the exchange program. Therefore, in the column for “Prior Contracts”, Guaranteed benefits are either not reflected or categorized as “Not Applicable”.

2.

If the contract is surrendered or annuitized or a death benefit is paid on any date other than the contract date anniversary, we will deduct a pro rata portion of the administrative charge for that year.

3.	During the first two contract years this charge, if applicable, is equal to the lesser of $30 or 2% of your Total account value. Thereafter, the charge, if applicable, is $30 for each contract year.

4.

The Return of Principal death benefit and the “Greater of” death benefit can only be elected in combination with the GMIB. The Highest Anniversary Value death benefit can be elected with or without selecting the GMIB. If you elect the GMIB and do not elect a guaranteed minimum death benefit, you will automatically receive the Return of Principal death benefit. The RMD Wealth Guard death benefit cannot be elected in combination with the GMIB. Please see “Retirement Cornerstone® Series E at a glance – key features” in the Retirement Cornerstone® Series E Prospectus for more information related to these guaranteed benefits.

5.

Fixed Maturity Options offer a fixed rate of interest if held to maturity. Fixed Maturity Options generally have maturity dates that range from one to ten years. Withdrawals or transfers from a Fixed Maturity Option prior to maturity may be subject to market value adjustment, which may increase or decrease the account value. See “fixed maturity options” in your Prospectus for more information.

6.	The number of investment options available under a particular contract is subject to change. Please refer to your Prospectus for more information on investment options available under your contract.

VIII-5

B. Accumulator (Series 1995 through Series 2001)

Prior Contracts				New Contract
Accumulator SM (years 1999, 2000 and 2001)[1]			Accumulator SelectSM (years 1999 and 2000) [1]	Retirement Cornerstone® Series E
Annual Contract Fee:	If the account value on a contract date anniversary is less is less than $25,000. If the account value on a contract date anniversary is less is more than $25,000.	$30 $0	None	If your account value on a contract date anniversary is less than $50,000[2,3]. If your account value on a contract date anniversary is $50,000 or more[2].	$30 $0
Total Separate Account Annual Expenses:	1.35% - 1.65%		1.60% - 170%	1.30%
Death Benefit:	The greater of: (i) your account value, less any outstanding loan balance plus accrued interest as of the date we receive satisfactory proof of death, any required instructions, information and forms necessary to effect payment; and (ii) your total contributions, adjusted for withdrawals and any withdrawal charges and any taxes that may apply, less any outstanding loan balance plus accrued interest.		The greater of: (i) your account value, less any outstanding loan balance plus accrued interest as of the date we receive satisfactory proof of death, any required instructions, information and forms necessary to effect payment; and (ii) your total contributions, adjusted for withdrawals and any withdrawal charges and any taxes that may apply, less any outstanding loan balance plus accrued interest.

For the purposes of determining the death benefit under your Retirement Cornerstone® Series E contract, we treat your Investment account and any Guaranteed minimum death benefit funded by your Protected Benefit account differently.

The death benefit in connection with your Investment account is equal to your Investment account value as of the date we receive satisfactory proof of death, any required instructions for the method of payment, and any required information and forms necessary to effect payment. The death benefit payable in connection with your Protected Benefit account will be based on the greater of (i) your Protected Benefit account value, and (ii) the benefit base of your Guaranteed minimum death benefit.

Return of Principal Death Benefit Charge[4]:	Not Applicable		Not Applicable

No Additional Charge*

*Please be advised that the Return of Principal Death Benefit does not have an additional charge, but this Guaranteed benefit must be elected in combination with the Guaranteed Minimum Income Benefit, which does have a charge.

Highest Anniversary Value Death Benefit Charge[4]:	Not Applicable		Not Applicable	0.35% (current and maximum)
“Greater of” Death Benefit Charge[4]:	Not Applicable		Not Applicable	1.15% (current) 2.30% (maximum)
RMD Wealth Guard Death Benefit Charge[4]:	Not Applicable		Not Applicable	Maximum 1.20% (for issue ages 20-64) 2.00% (for issue ages 65-68) Current 0.60% (for issue ages 20-64) 1.00% (for issue ages 65-68)
Guaranteed Minimum Income Benefit Charge[4]:	Not Applicable		Not Applicable	1.15% (current) 2.30% (maximum)

VIII-6

Prior Contracts			New Contract
Accumulator SM (years 1999, 2000 and 2001)[1]		Accumulator SelectSM (years 1999 and 2000) [1]	Retirement Cornerstone® Series E
Lifetime Minimum Guaranteed Interest Rate in the Guaranteed Interest Option:	3%	No	1%
Loan Features (if your employer’s plan permits):	Yes	Yes	No
Fixed Maturity Options[5]:	Yes	Yes	No
Variable Investment Options with your Protected Benefit Account[6]:	Not Applicable	Not Applicable	20 Various Classes
Variable Investment Options with your Investment Account[6]:	approximately 26 - 32	approximately 22 - 31	100+ Various Classes
Sources of Permitted Subsequent Contributions	• Full or partial exchange, rollover or direct transfer from another annuity contract or other eligible investment • After tax check	• Full or partial exchange, rollover or direct transfer from another annuity contract or other eligible investment • After tax check	• Full exchange, rollover or direct transfer from a Prior Contract

1.

If you elected a Guaranteed benefit under a Prior Contract, you would not be eligible for the exchange program. Therefore, in the column for “Prior Contracts”, Guaranteed benefits are either not reflected or categorized as “Not Applicable”.

2.

If the contract is surrendered or annuitized or a death benefit is paid on any date other than the contract date anniversary, we will deduct a pro rata portion of the administrative charge for that year.

3.	During the first two contract years this charge, if applicable, is equal to the lesser of $30 or 2% of your Total account value. Thereafter, the charge, if applicable, is $30 for each contract year.

4.

The Return of Principal death benefit and the “Greater of” death benefit can only be elected in combination with the GMIB. The Highest Anniversary Value death benefit can be elected with or without selecting the GMIB. If you elect the GMIB and do not elect a guaranteed minimum death benefit, you will automatically receive the Return of Principal death benefit. The RMD Wealth Guard death benefit cannot be elected in combination with the GMIB. Please see “Retirement Cornerstone® Series E at a glance – key features” in the Retirement Cornerstone® Series E Prospectus for more information related to these guaranteed benefits.

5.

Fixed Maturity Options offer a fixed rate of interest if held to maturity. Fixed Maturity Options generally have maturity dates that range from one to ten years. Withdrawals or transfers from a Fixed Maturity Option prior to maturity may be subject to market value adjustment, which may increase or decrease the account value. See “fixed maturity options” in your Prospectus for more information.

6.	The number of investment options available under a particular contract is subject to change. Please refer to your Prospectus for more information on investment options available under your contract.

VIII-7

B. Accumulator (Series 1995 through Series 2001)

Prior Contracts			New Contract
Accumulator PlusSM (Year 1999)[1]		Accumulator PlusSM (Years 2000 and 2001)[1]	Retirement Cornerstone® Series E
Annual Contract Fee:	None	None	If your account value on a contract date anniversary is less than $50,000[2,3].	$30
			If your account value on a contract date anniversary is $50,000 or more[2].	$0
Total Separate Account Annual Expenses:	1.60%	1.60%-1.70%	1.30%
Death Benefit:	The death benefit is equal to the return of your account value as of the date we receive satisfactory proof of death and all information and forms necessary to effect payment.

The greater of: (i) your account value, less any outstanding loan balance plus accrued interest as of the date we receive satisfactory proof of death, any required instructions, information and forms necessary to effect payment; and (ii) your total contributions, adjusted for withdrawals and any withdrawal charges and any taxes that may apply, less any outstanding loan balance plus accrued interest.

For the purposes of determining the death benefit under your Retirement Cornerstone® Series E contract, we treat your Investment account and any Guaranteed minimum death benefit funded by your Protected Benefit account differently.

The death benefit in connection with your Investment account is equal to your Investment account value as of the date we receive satisfactory proof of death, any required instructions for the method of payment, and any required information and forms necessary to effect payment. The death benefit payable in connection with your Protected Benefit account will be based on the greater of (i) your Protected Benefit account value, and (ii) the benefit base of your Guaranteed minimum death benefit.

Return of Principal Death Benefit Charge[4]:	Not Applicable	Not Applicable

No Additional Charge*

*Please be advised that the Return of Principal Death Benefit does not have an additional charge, but this Guaranteed benefit must be elected in combination with the Guaranteed Minimum Income Benefit, which does have a charge.

Highest Anniversary Value Death Benefit Charge[4]:	Not Applicable	Not Applicable	0.35% (current and maximum)
“Greater of” Death Benefit Charge[4]:	Not Applicable	Not Applicable	1.15% (current) 2.30% (maximum)

VIII-8

Contracts			New Contract
Accumulator PlusSM (Year 1999)[1]		Accumulator PlusSM (Years 2000 and 2001)[1]	Retirement Cornerstone® Series E
RMD Wealth Guard Death Benefit Charge[4]:	Not Applicable	Not Applicable	Maximum 1.20% (for issue ages 20-64) 2.00% (for issue ages 65-68) Current 0.60% (for issue ages 20-64) 1.00% (for issue ages 65-68)
Guaranteed Minimum Income Benefit Charge[4]:	Not Applicable	Not Applicable	1.15% (current) 2.30% (maximum)
Lifetime Minimum Guaranteed Interest Rate in the Guaranteed Interest Option:	No	No	1%
Loan Features (if your employer’s plan permits):	No	Yes	No
Fixed Maturity Options[5]:	No	No	No
Variable Investment Options with your Protected Benefit Account[6]:	Not Applicable	Not Applicable	20 Various Classes
Variable Investment Options with your Investment Account[6]:	approximately 28	approximately 31-32	100+ Various Classes
Sources of Permitted Subsequent Contributions	• Full or partial exchange, rollover or direct transfer from another annuity contract or other eligible investment • After tax check	• Full or partial exchange, rollover or direct transfer from another annuity contract or other eligible investment • After tax check	• Full exchange, rollover or direct transfer from a Prior Contract

1.

If you elected a Guaranteed benefit under a Prior Contract, you would not be eligible for the exchange program. Therefore, in the column for “Prior Contracts”, Guaranteed benefits are either not reflected or categorized as “Not Applicable”.

2.

If the contract is surrendered or annuitized or a death benefit is paid on any date other than the contract date anniversary, we will deduct a pro rata portion of the administrative charge for that year.

3.	During the first two contract years this charge, if applicable, is equal to the lesser of $30 or 2% of your Total account value. Thereafter, the charge, if applicable, is $30 for each contract year.

4.

The Return of Principal death benefit and the “Greater of” death benefit can only be elected in combination with the GMIB. The Highest Anniversary Value death benefit can be elected with or without selecting the GMIB. If you elect the GMIB and do not elect a guaranteed minimum death benefit, you will automatically receive the Return of Principal death benefit. The RMD Wealth Guard death benefit cannot be elected in combination with the GMIB. Please see “Retirement Cornerstone® Series E at a glance – key features” in the Retirement Cornerstone® Series E Prospectus for more information related to these guaranteed benefits.

5.

Fixed Maturity Options offer a fixed rate of interest if held to maturity. Fixed Maturity Options generally have maturity dates that range from one to ten years. Withdrawals or transfers from a Fixed Maturity Option prior to maturity may be subject to market value adjustment, which may increase or decrease the account value. See “fixed maturity options” in your Prospectus for more information.

6.	The number of investment options available under a particular contract is subject to change. Please refer to your Prospectus for more information on investment options available under your contract.

VIII-9

B. Accumulator (Series 1995 through Series 2001)

Prior Contracts		New Contract
Accumulator® EliteSM (year 2001)		Retirement Cornerstone® Series E
Annual Contract Fee:	None	If your account value on a contract date anniversary is less than $50,000[2,3].	$30

		If your account value on a contract date anniversary is $50,000 or more[2].	$0
Total Separate Account Annual Expenses:	1.60%	1.30%
Death Benefit:	The death benefit is equal to the return of your account value as of the date we receive satisfactory proof of death and all information and forms necessary to effect payment.

For the purposes of determining the death benefit under your Retirement Cornerstone® Series E contract, we treat your Investment account and any Guaranteed minimum death benefit funded by your Protected Benefit account differently.

The death benefit in connection with your Investment account is equal to your Investment account value as of the date we receive satisfactory proof of death, any required instructions for the method of payment, and any required information and forms necessary to effect payment. The death benefit payable in connection with your Protected Benefit account will be based on the greater of (i) your Protected Benefit account value, and (ii) the benefit base of your Guaranteed minimum death benefit.

Return of Principal Death Benefit Charge[4]:	Not Applicable

No Additional Charge*

*Please be advised that the Return of Principal Death Benefit does not have an additional charge, but this Guaranteed benefit must be elected in combination with the Guaranteed Minimum Income Benefit, which does have a charge.

Highest Anniversary Value Death Benefit Charge[4]:	Not Applicable	0.35% (current and maximum)
“Greater of” Death Benefit Charge[4]:	Not Applicable	1.15% (current) 2.30% (maximum)
RMD Wealth Guard Death Benefit Charge[4]:	Not Applicable	Maximum 1.20% (for issue ages 20-64) 2.00% (for issue ages 65-68) Current 0.60% (for issue ages 20-64) 1.00% (for issue ages 65-68)
Guaranteed Minimum Income Benefit Charge[4]:	Not Applicable	1.15% (current) 2.30% (maximum)
Lifetime Minimum Guaranteed Interest Rate in the Guaranteed Interest Option:	No	1%
Loan Features (if your employer’s plan permits):	Yes	No

VIII-10

Prior Contracts		New Contract
Accumulator® EliteSM (year 2001)		Retirement Cornerstone® Series E
Fixed Maturity Options[5]:	Yes	No
Variable Investment Options with your Protected Benefit Account[6]:	Not Applicable	20 Various Classes
Variable Investment Options with your Investment Account[6]:	approximately 28	100+ Various Classes
Sources of Permitted Subsequent Contributions	• Full or partial exchange, rollover or direct transfer from another annuity contract or other eligible investment • After tax check	• Full exchange, rollover or direct transfer from a Prior Contract

1.

If you elected a Guaranteed benefit under a Prior Contract, you would not be eligible for the exchange program. Therefore, in the column for “Prior Contracts”, Guaranteed benefits are either not reflected or categorized as “Not Applicable”.

2.

If the contract is surrendered or annuitized or a death benefit is paid on any date other than the contract date anniversary, we will deduct a pro rata portion of the administrative charge for that year.

3.	During the first two contract years this charge, if applicable, is equal to the lesser of $30 or 2% of your Total account value. Thereafter, the charge, if applicable, is $30 for each contract year.

4.

The Return of Principal death benefit and the “Greater of” death benefit can only be elected in combination with the GMIB. The Highest Anniversary Value death benefit can be elected with or without selecting the GMIB. If you elect the GMIB and do not elect a guaranteed minimum death benefit, you will automatically receive the Return of Principal death benefit. The RMD Wealth Guard death benefit cannot be elected in combination with the GMIB. Please see “Retirement Cornerstone® Series E at a glance – key features” in the Retirement Cornerstone® Series E Prospectus for more information related to these guaranteed benefits.

5.

Fixed Maturity Options offer a fixed rate of interest if held to maturity. Fixed Maturity Options generally have maturity dates that range from one to ten years. Withdrawals or transfers from a Fixed Maturity Option prior to maturity may be subject to market value adjustment, which may increase or decrease the account value. See “fixed maturity options” in your Prospectus for more information.

6.	The number of investment options available under a particular contract is subject to change. Please refer to your Prospectus for more information on investment options available under your contract.

VIII-11

C. EQUI-VEST® (Series 100-500 through Series 801)

Prior Contracts				New Contract
EQUI-VEST® (Series 100-500)[1]			EQUI-VEST® (Series 201)[1] Employer- Sponsored Retirement Plans	Retirement Cornerstone® Series E
Annual Administrative Charge:	Series 100 and 200 Series 300, 400 and 500[2]	The lesser of $30 or 2% of your account value, plus any amounts previously withdrawn during the contract year. $30 (current) $65 (maximum)

If your total account value on the last day of your contract year is less than $25,000[3,4].

If your total account value on the last day of your contract year is $25,000 or more; or if the total account values of all EQUI-VEST® contracts, owned by the same person, when added together, exceeds $100,000[4].

			$30 (current) $65 (maximum) $0	If your account value on a contract date anniversary is less than $50,000[3,4]. If your account value on a contract date anniversary is $50,000 or more[4].	$30 $0
Total Separate Account Annual Expenses:	1.34%-2.00%		1.20%	1.30%
Death Benefit:	The death benefit is equal to the return of your account value as of the date we receive satisfactory proof of death and all information and forms necessary to effect payment.		The greater of: (i) your account value, less any outstanding loan balance plus accrued interest as of the date we receive satisfactory proof of death, any required instructions, information and forms necessary to effect payment; and (ii) your total contributions, adjusted for withdrawals and any withdrawal charges and any taxes that may apply, less any outstanding loan balance plus accrued interest.

For the purposes of determining the death benefit under your Retirement Cornerstone® Series E contract, we treat your Investment account and any Guaranteed minimum death benefit funded by your Protected Benefit account differently.

The death benefit in connection with your Investment account is equal to your Investment account value as of the date we receive satisfactory proof of death, any required instructions for the method of payment, and any required information and forms necessary to effect payment. The death benefit payable in connection with your Protected Benefit account will be based on the greater of (i) your Protected Benefit account value, and (ii) the benefit base of your Guaranteed minimum death benefit.

Return of Principal Death Benefit Charge[5]:	Not Applicable		Not Applicable

No Additional Charge*

*Please be advised that the Return of Principal Death Benefit does not have an additional charge, but this Guaranteed benefit must be elected in combination with the Guaranteed Minimum Income Benefit, which does have a charge.

VIII-12

Prior Contracts			New Contract
EQUI-VEST® (Series 100-500)[1]		EQUI-VEST® (Series 201)[1] Employer- Sponsored Retirement Plans	Retirement Cornerstone® Series E
Highest Anniversary Value Death Benefit Charge[5]:	Not Applicable	Not Applicable	0.35% (current and maximum)
“Greater of” Death Benefit Charge[5]:	Not Applicable	Not Applicable	1.15% (current) 2.30% (maximum)
RMD Wealth Guard Death Benefit Charge[5]:	Not Applicable	Not Applicable	Maximum 1.20% (for issue ages 20-64) 2.00% (for issue ages 65-68) Current 0.60% (for issue ages 20-64) 1.00% (for issue ages 65-68)
Guaranteed Minimum Income Benefit Charge[5]:	Not Applicable	Not Applicable	1.15% (current) 2.30% (maximum)
Lifetime Minimum Guaranteed Interest Rate in the Guaranteed Interest Option:	1%-3%	1%-1.5%	1%
Fixed Maturity Options[6]:	Yes	No	No
Loan Features (if your employer’s plan permits):	No	Yes	No
Variable Investment Options with your Protected Benefit Account[7]:	Not Applicable	Not Applicable	20 Various Classes
Variable Investment Options with your Investment Account[7]:	approximately 99 Various classes	approximately 98 Various classes	100+ Various classes
Sources of Permitted Subsequent Contributions	• Full or partial exchange, rollover or direct transfer from another annuity contract or other eligible investment • After tax check	• Full or partial rollover or direct transfer from another annuity contract or other eligible investment • Payroll contribution	• Full exchange, rollover or direct transfer from a Prior Contract

1.

If you elected a Guaranteed benefit under a Prior Contract, you would not be eligible for the exchange program. Therefore, in the column for “Prior Contracts”, Guaranteed benefits are either not reflected or categorized as “Not Applicable”.

2.

For the EQUI-VEST® series 300, 400 and 500 contracts, during the first two contract years this charge, if it applies, is equal to the lesser of $30 or 2% of your Total account value, plus any amounts previously withdrawn during the contract year. Thereafter, the charge is $30 for each contract year.

3.

For the EQUI-VEST® Series 201 contract, during the first two contract years this charge, if applicable, is equal to the lesser of $30 or 2% of your Total account value. For the Retirement Cornerstone® Series E contract, during the first two contract years this charge, if applicable, is equal to the lesser of $30 or 2% of your Total account value. Thereafter, the charge, if applicable, is $30 for each contract year.

4.	If the contract is surrendered or annuitized or a death benefit is paid on any date other than the contract date anniversary, we will deduct a pro rata portion of the charge for that year.

5.

The Return of Principal death benefit and the “Greater of” death benefit can only be elected in combination with the GMIB. The Highest Anniversary Value death benefit can be elected with or without selecting the GMIB. If you elect the GMIB and do not elect a guaranteed minimum death benefit, you will automatically receive the Return of Principal death benefit. The RMD Wealth Guard death benefit cannot be elected in combination with the GMIB. Please see “Retirement Cornerstone® Series E at a glance – key features” in the Retirement Cornerstone® Series E Prospectus for more information related to these guaranteed benefits.

6.

Fixed Maturity Options offer a fixed rate of interest if held to maturity. Fixed Maturity Options generally have maturity dates that range from one to ten years. Withdrawals or transfers from a Fixed Maturity Option prior to maturity may be subject to market value adjustment, which may increase or decrease the account value. See “fixed maturity options” in your Prospectus for more information.

7.	The number of investment options available under a particular contract is subject to change. Please refer to your Prospectus for more information on investment options available under your contract.

VIII-13

C. EQUI-VEST® (Series 100-500 through Series 801)

Prior Contracts					New Contract
EQUI-VEST® ExpressSM (Series 700)[1]			EQUI-VEST® ExpressSM (Series 701)[1]		Retirement Cornerstone® Series E
Annual Administrative Charge:	If your total account value on the last day of your contract year is less than $25,000 for NQ contracts (or less than $20,000 for IRA contracts)[2].	$30 (current) $65 (maximum)	If your total account value on the last day of your contract year is less than $100,000. If your total account value on the last day of your contract year is $100,000 or more.	$50 $0	If your account value on a contract date anniversary is less than $50,000[2,3]. If your account value on a contract date anniversary is $50,000 or more[3].	$30 $0

	If your total account value on the last day of your contract year is $25,000 or more for NQ contracts (or $20,000 or more for IRA contracts).	$0
Total Separate Account Annual Expenses:	0.95% - 2.00%		1.10%		1.30%
Death Benefit:	The death benefit is equal to the return of your account value as of the date we receive satisfactory proof of the annuitant’s death and all information and forms necessary to effect payment.		The death benefit is equal to the return of your account value as of the date we receive satisfactory proof of the annuitant’s death and all information and forms necessary to effect payment.

For the purposes of determining the death benefit under your Retirement Cornerstone® Series E contract, we treat your Investment account and any Guaranteed minimum death benefit funded by your Protected Benefit account differently.

The death benefit in connection with your Investment account is equal to your Investment account value as of the date we receive satisfactory proof of death, any required instructions for the method of payment, and any required information and forms necessary to effect payment. The death benefit payable in connection with your Protected Benefit account will be based on the greater of (i) your Protected Benefit account value, and (ii) the benefit base of your Guaranteed minimum death benefit.

Return of Principal Death Benefit Charge[4]:	Not Applicable		Not Applicable

No Additional Charge*

*Please be advised that the Return of Principal Death Benefit does not have an additional charge, but this Guaranteed benefit must be elected in combination with the Guaranteed Minimum Income Benefit, which does have a charge.

Highest Anniversary Value Death Benefit Charge[4]:	Not Applicable		Not Applicable		0.35% (current and maximum)

VIII-14

Prior Contracts			New Contract
EQUI-VEST® ExpressSM (Series 700)[1]		EQUI-VEST® ExpressSM (Series 701)[1]	Retirement Cornerstone® Series E
“Greater of” Death Benefit Charge[4]:	Not Applicable	Not Applicable	1.15% (current) 2.30% (maximum)
RMD Wealth Guard Death Benefit Charge[4]:	Not Applicable	Not Applicable	Maximum 1.20% (for issue ages 20-64) 2.00% (for issue ages 65-68) Current 0.60% (for issue ages 20-64) 1.00% (for issue ages 65-68)
Guaranteed Minimum Income Benefit Charge[4]:	Not Applicable	Not Applicable	1.15% (current) 2.30% (maximum)
Lifetime Minimum Guaranteed Interest Rate in the Guaranteed Interest Option:	No	No	1%
Fixed Maturity Options[5]:	Yes	No	No
Loan Features (if your employer’s plan permits):	No	No	No
Variable Investment Options with your Protected Benefit Account[6]:	Not Applicable	Not Applicable	20 Various Classes
Variable Investment Options with your Investment Account[6]:	approximately 99 Various classes	approximately 99 Various classes	100+ Various Classes
Sources of Permitted Subsequent Contributions	• Full or partial exchange, rollover or direct transfer from another annuity contract or other eligible investment • After tax check	• Full or partial exchange, rollover or direct transfer from another annuity contract or other eligible investment • After tax check	• Full exchange, rollover or direct transfer from a Prior Contract

1.

If you elected a Guaranteed benefit under a Prior Contract, you would not be eligible for the exchange program. Therefore, in the column for “Prior Contracts”, Guaranteed benefits are either not reflected or categorized as “Not Applicable”.

2.

For the EQUI-VEST® ExpressSM Series 700 contract, during the first two contract years this charge, if applicable, is equal to the lesser of $30 or 2% of your Total account value plus any prior withdrawals during the contract year. For the Retirement Cornerstone® Series E contract, during the first two contract years this charge, if applicable, is equal to the lesser of $30 or 2% of your Total account value. Thereafter, the charge, if applicable, is $30 for each contract year.

3.	If the contract is surrendered or annuitized or a death benefit is paid on any date other than the contract date anniversary, we will deduct a pro rata portion of the charge for that year.

4.

The Return of Principal death benefit and the “Greater of” death benefit can only be elected in combination with the GMIB. The Highest Anniversary Value death benefit can be elected with or without selecting the GMIB. If you elect the GMIB and do not elect a guaranteed minimum death benefit, you will automatically receive the Return of Principal death benefit. The RMD Wealth Guard death benefit cannot be elected in combination with the GMIB. Please see “Retirement Cornerstone® Series E at a glance – key features” in the Retirement Cornerstone® Series E Prospectus for more information related to these guaranteed benefits.

5.

Fixed Maturity Options offer a fixed rate of interest if held to maturity. Fixed Maturity Options generally have maturity dates that range from one to ten years. Withdrawals or transfers from a Fixed Maturity Option prior to maturity may be subject to market value adjustment, which may increase or decrease the account value. See “fixed maturity options” in your Prospectus for more information.

6.	The number of investment options available under a particular contract is subject to change. Please refer to your Prospectus for more information on investment options available under your contract.

VIII-15

C. EQUI-VEST® (Series 100-500 through Series 801)

Prior Contracts				New Contract
EQUI-VEST® (Series 800)[1]		EQUI-VEST® (Series 801)[1]		Retirement Cornerstone® Series E
Annual Administrative Charge:

If your total account value on the last day of your contract year is less than $25,000 for NQ contracts (or less than $20,000 for IRA contracts)[2].

If your total account value on the last day of your contract year is $25,000 or more for NQ contracts (or $20,000 or more for IRA contracts).

	$30 (current) $65 (maximum) $0	If your total account value on the last day of your contract year is less than $100,000. If your total account value on the last day of your contract year is $100,000 or more.	$50 $0	If your account value on a contract date anniversary is less than $50,000[2,3]. If your account value on a contract date anniversary is $50,000 or more[3].	$30 $0
Total Separate Account Annual Expenses:	1.20%-2.00%	1.25%		1.30%
Death Benefit:	The death benefit is equal to the return of your account value as of the date we receive satisfactory proof of the annuitant’s death and all information and forms necessary to effect payment.	The death benefit is equal to the return of your account value as of the date we receive satisfactory proof of the annuitant’s death and all information and forms necessary to effect payment.

For the purposes of determining the death benefit under your Retirement Cornerstone® Series E contract, we treat your Investment account and any Guaranteed minimum death benefit funded by your Protected Benefit account differently.

The death benefit in connection with your Investment account is equal to your Investment account value as of the date we receive satisfactory proof of death, any required instructions for the method of payment, and any required information and forms necessary to effect payment. The death benefit payable in connection with your Protected Benefit account will be based on the greater of (i) your Protected Benefit account value, and (ii) the benefit base of your Guaranteed minimum death benefit.

Return of Principal Death Benefit Charge[4]:	Not Applicable	Not Applicable

No Additional Charge*

*Please be advised that the Return of Principal Death Benefit does not have an additional charge, but this Guaranteed benefit must be elected in combination with the Guaranteed Minimum Income Benefit, which does have a charge.

Highest Anniversary Value Death Benefit Charge[4]:	Not Applicable	Not Applicable		0.35% (current and maximum)

VIII-16

Prior Contracts			New Contract
EQUI-VEST® (Series 800)[1]		EQUI-VEST® (Series 801)[1]	Retirement Cornerstone® Series E
“Greater of” Death Benefit Charge[4]:	Not Applicable	Not Applicable	1.15% (current) 2.30% (maximum)
RMD Wealth Guard Death Benefit Charge[4]:	Not Applicable	Not Applicable	Maximum 1.20% (for issue ages 20-64) 2.00% (for issue ages 65-68) Current 0.60% (for issue ages 20-64) 1.00% (for issue ages 65-68)
Guaranteed Minimum Income Benefit Charge[4]:	Not Applicable	Not Applicable	1.15% (current) 2.30% (maximum)
Lifetime Minimum Guaranteed Interest Rate in the Guaranteed Interest Option:	1%-3%	1%-3%	1%
Fixed Maturity Options[5]:	Yes	No	No
Loan Features (if your employer’s plan permits):	No	No	No
Variable Investment Options with your Protected Benefit Account[6]:	Not Applicable	Not Applicable	20 Various Classes
Variable Investment Options with your Investment Account[6]:	approximately 99 Various Classes	approximately 104 Various Classes	100+ Various Classes
Sources of Permitted Subsequent Contributions	• Full or partial exchange, rollover or direct transfer from another annuity contract or other eligible investment • After tax check	• Full or partial exchange, rollover or direct transfer from another annuity contract or other eligible investment • After tax check	• Full exchange, rollover or direct transfer from a Prior Contract

1.

If you elected a Guaranteed benefit under a Prior Contract, you would not be eligible for the exchange program. Therefore, in the column for “Prior Contracts”, Guaranteed benefits are either not reflected or categorized as “Not Applicable”.

2.

For EQUI-VEST® Series 800 contract, during the first two contract years this charge, if applicable, is equal to the lesser of $30 or 2% of your Total account value plus any prior withdrawals during the contract year. For the Retirement Cornerstone® Series E contract, during the first two contract years this charge, if applicable, is equal to the lesser of $30 or 2% of your Total account value. Thereafter, the charge, if applicable, is $30 for each contract year.

3.	If the contract is surrendered or annuitized or a death benefit is paid on any date other than the contract date anniversary, we will deduct a pro rata portion of the charge for that year.

4.

The Return of Principal death benefit and the “Greater of” death benefit can only be elected in combination with the GMIB. The Highest Anniversary Value death benefit can be elected with or without selecting the GMIB. If you elect the GMIB and do not elect a guaranteed minimum death benefit, you will automatically receive the Return of Principal death benefit. The RMD Wealth Guard death benefit cannot be elected in combination with the GMIB. Please see “Retirement Cornerstone® Series E at a glance – key features” in the Retirement Cornerstone® Series E Prospectus for more information related to these guaranteed benefits.

5.

Fixed Maturity Options offer a fixed rate of interest if held to maturity. Fixed Maturity Options generally have maturity dates that range from one to ten years. Withdrawals or transfers from a Fixed Maturity Option prior to maturity may be subject to market value adjustment, which may increase or decrease the account value. See “fixed maturity options” in your Prospectus for more information.

6.	The number of investment options available under a particular contract is subject to change. Please refer to your Prospectus for more information on investment options available under your contract.

VIII-17

C. EQUI-VEST® (Series 100-500 through Series 801)

Prior Contracts				New Contract
EQUI-VEST® TSA AdvantageSM (Series 600)[1]		EQUI-VEST® (Series 100-400)[1] Employer-Sponsored Retirement Plans		Retirement Cornerstone® Series E
Annual Administrative Charge:	The lesser of a current charge of $30 (maximum charge $65) or 2% of your account value, less any amount previously withdrawn during the contract year.	Series 100 and 200[2] Series 300 and 400[2,3]	The lesser of $30 or 2% of your account value, plus any prior withdrawals during the contract year. $30 (current) $65 (maximum)	If your account value on a contract date anniversary is less than $50,000[3,4]. If your account value on a contract date anniversary is $50,000 or more[4].	$30 $0
Total Separate Account Annual Expenses:	1.20% - 2.00%	1.34% - 2.00%		1.30%
Death Benefit:	The greater of: (i) your account value, less any outstanding loan balance plus accrued interest as of the date we receive satisfactory proof of death, any required instructions, information and forms necessary to effect payment; and (ii) your total contributions, adjusted for withdrawals and any withdrawal charges and any taxes that may apply, less any outstanding loan balance plus accrued interest.	The greater of: (i) your account value, less any outstanding loan balance plus accrued interest as of the date we receive satisfactory proof of death, any required instructions, information and forms necessary to effect payment; and (ii) your total contributions, adjusted for withdrawals and any withdrawal charges and any taxes that may apply, less any outstanding loan balance plus accrued interest.

For the purposes of determining the death benefit under your Retirement Cornerstone® Series E contract, we treat your Investment account and any Guaranteed minimum death benefit funded by your Protected Benefit account differently.

The death benefit in connection with your Investment account is equal to your Investment account value as of the date we receive satisfactory proof of death, any required instructions for the method of payment, and any required information and forms necessary to effect payment. The death benefit payable in connection with your Protected Benefit account will be based on the greater of (i) your Protected Benefit account value, and (ii) the benefit base of your Guaranteed minimum death benefit.

Return of Principal Death Benefit Charge[5]:	Not Applicable	Not Applicable

No Additional Charge*

*Please be advised that the Return of Principal Death Benefit does not have an additional charge, but this Guaranteed benefit must be elected in combination with the Guaranteed Minimum Income Benefit, which does have a charge.

Highest Anniversary Value Death Benefit Charge[5]:	Not Applicable	Not Applicable		0.35% (current and maximum)
“Greater of” Death Benefit Charge[5]:	Not Applicable	Not Applicable		1.15% (current) 2.30% (maximum)
RMD Wealth Guard Death Benefit Charge[5]:	Not Applicable	Not Applicable		Maximum 1.20% (for issue ages 20-64) 2.00% (for issue ages 65-68) Current 0.60% (for issue ages 20-64) 1.00% (for issue ages 65-68)
Guaranteed Minimum Income Benefit Charge[5]:	Not Applicable	Not Applicable		1.15% (current) 2.30% (maximum)

VIII-18

Prior Contracts			New Contract
EQUI-VEST® TSA AdvantageSM (Series 600)[1]		EQUI-VEST® (Series 100-400)[1] Employer-Sponsored Retirement Plans	Retirement Cornerstone® Series E
Lifetime Minimum Guaranteed Interest Rate in the Guaranteed Interest Option:	1% - 3%	1% - 4%	1%
Fixed Maturity Options[6]:	Yes	Yes	No
Loan Features (if your employer’s plan permits):	Yes	Yes	No
Variable Investment Options with your Protected Benefit Account[7]:	Not Applicable	Not Applicable	20 Various Classes
Variable Investment Options with your Investment Account[7]:	approximately 99 Various Classes	approximately 99 Various Classes	100+ Various Classes
Sources of Permitted Subsequent Contributions	• Full or partial rollover or direct transfer from another annuity contract or other eligible investment • Payroll contribution	• Full or partial rollover or direct transfer from another annuity contract or other eligible investment • Payroll contribution	• Full exchange, rollover or direct transfer from a Prior Contract

1.

If you elected a Guaranteed benefit under a Prior Contract, you would not be eligible for the exchange program. Therefore, in the column for “Prior Contracts”, Guaranteed benefits are either not reflected or categorized as “Not Applicable”.

2.

Depending on your Employer’s plan, we may be instructed to withdraw a plan operating expense charge from your account value for administrative and record-keeping services related to the contract. The charge is determined through an arrangement between your Employer and a third party. We will remit the amount withdrawn to either your Employer or your Employer’s designee. Please refer to your contract for more information.

3.

For EQUI-VEST® Employer Sponsored Plans Series 300-400 contracts, during the first two contract years, this charge, if it applies, is equal to the lesser of $30 or 2% of your Total account value plus any amount previously withdrawn during the contract year. Thereafter, the charge is $30 for each contract year. For the Retirement Cornerstone® Series E contract, during the first two contract years this charge, if applicable, is equal to the lesser of $30 or 2% of your Total account value. Thereafter, the charge, if applicable, is $30 for each contract year.

4.	If the contract is surrendered or annuitized or a death benefit is paid on any date other than the contract date anniversary, we will deduct a pro rata portion of the charge for that year.

5.

The Return of Principal death benefit and the “Greater of” death benefit can only be elected in combination with the GMIB. The Highest Anniversary Value death benefit can be elected with or without selecting the GMIB. If you elect the GMIB and do not elect a guaranteed minimum death benefit, you will automatically receive the Return of Principal death benefit. The RMD Wealth Guard death benefit cannot be elected in combination with the GMIB. Please see “Retirement Cornerstone® Series E at a glance – key features” in the Retirement Cornerstone® Series E Prospectus for more information related to these guaranteed benefits.

6.

Fixed Maturity Options offer a fixed rate of interest if held to maturity. Fixed Maturity Options generally have maturity dates that range from one to ten years. Withdrawals or transfers from a Fixed Maturity Option prior to maturity may be subject to market value adjustment, which may increase or decrease the account value. See “fixed maturity options” in your Prospectus for more information.

7.	The number of investment options available under a particular contract is subject to change. Please refer to your Prospectus for more information on investment options available under your contract.

VIII-19

D. Structured Capital Strategies®

Prior Contracts		New Contract
Structured Capital Strategies® Series B, C and ADV[8]		Retirement Cornerstone® Series E
Annual Contract Fee:	None	If your account value on a contract date anniversary is less than $50,000[1,2].	$30

		If your account value on a contract date anniversary is $50,000 or more[1].	$0
Total Separate Account Annual Expenses:	0.65%-1.65%[3]	1.30%
Death Benefit:	The death benefit is equal to the return of your account value as of the date we receive satisfactory proof of death and all information and forms necessary to effect payment.

For the purposes of determining the death benefit under your Retirement Cornerstone® Series E contract, we treat your Investment account and any Guaranteed minimum death benefit funded by your Protected Benefit account differently.

The death benefit in connection with your Investment account is equal to your Investment account value as of the date we receive satisfactory proof of death, any required instructions for the method of payment, and any required information and forms necessary to effect payment. The death benefit payable in connection with your Protected Benefit account will be based on the greater of (i) your Protected Benefit account value, and (ii) the benefit base of your Guaranteed minimum death benefit.

Return of Principal Death Benefit Charge[4]:	Not Applicable

No Additional Charge*

*Please be advised that the Return of Principal Death Benefit does not have an additional charge, but this Guaranteed benefit must be elected in combination with the Guaranteed Minimum Income Benefit, which does have a charge.

Highest Anniversary Value Death Benefit Charge[4]:	Not Applicable	0.35% (current and maximum)
“Greater of” Death Benefit Charge[4]:	Not Applicable	1.15% (current) 2.30% (maximum)
RMD Wealth Guard Death Benefit Charge[4]:	Not Applicable	Maximum 1.20% (for issue ages 20-64) 2.00% (for issue ages 65-68) Current 0.60% (for issue ages 20-64) 1.00% (for issue ages 65-68)
Guaranteed Minimum Income Benefit Charge[4]:	Not Applicable	1.15% (current) 2.30% (maximum)
Choice Cost[5]	Up to 5%	No
Lifetime Minimum Guaranteed Interest Rate in the Guaranteed Interest Option:	No	1%
Loan Features (if your employer’s plan permits):	No	No
Variable Investment Options with your Protected Benefit Account[6]:	Not Applicable	20 Various Classes
Variable Investment Options with your Investment Account[6]:	3 Class IB	100+ Various Classes
Structured Investment Options[6,7]:	Up to 28	No

VIII-20

Prior Contracts		New Contract
Structured Capital Strategies® Series B and ADV		Retirement Cornerstone® Series E
Sources of Permitted Subsequent Contributions:	• Full or partial exchange, rollover or direct transfer from another annuity contract or other eligible investment

•   Full or partial exchange, rollover or direct transfer from a Structured Capital Strategies® contract. The source of the contribution must be for the entire account value invested in the variable investment options at the time of the transaction.

•   Account value invested in a segment is not an eligible source of contribution.

1.

If the contract is surrendered or annuitized or a death benefit is paid on any date other than the contract date anniversary, we will deduct a pro rata portion of the administrative charge for that year.

2.	During the first two contract years this charge, if applicable, is equal to the lesser of $30 or 2% of your Total account value. Thereafter, the charge, if applicable, is $30 for each contract year.

3.

On a non-guaranteed basis, we may waive any portion of the contract fee as it applies to the EQ/Money Market variable investment option (including any amounts in the dollar cap averaging accounts) to the extent that the fee exceeds the income distributed by the underlying EQ/Money Market Portfolio. This waiver is limited to the contract fee, and it is not a fee waiver or performance guarantee for the underlying EQ/Money Market Portfolio. For more information, please refer to your Structured Capital Strategies® Prospectus.

4.

The Return of Principal death benefit and the “Greater of” death benefit can only be elected in combination with the GMIB. The Highest Anniversary Value death benefit can be elected with or without selecting the GMIB. If you elect the GMIB and do not elect a guaranteed minimum death benefit, you will automatically receive the Return of Principal death benefit. The RMD Wealth Guard death benefit cannot be elected in combination with the GMIB. Please see “Retirement Cornerstone® Series E at a glance – key features” in the Retirement Cornerstone® Series E Prospectus for more information related to these guaranteed benefits.

5.

Choice cost is a charge, which is only applicable if a contract owner elects to invest in Choice Segments under a Structured Capital Strategies® contract. For more information on Choice costs, please refer to Structured Capital Strategies® Prospectus.

6.	The number of investment options available under a particular contract is subject to change. Please refer to your Prospectus for more information on investment options available under your contract.

7.

Contract owners have the ability to invest in various types of structured investment options that permit you to invest in one or more segments referred to as “Standard Segments” or “Choice Segments”, each of which provides performance tied to the performance of a securities or commodities indexed for a set period of time. As discussed above in footnote 5, amounts invested in Choice Segments are subject to a “Choice cost” charge. For more information on structured investment options and Choice costs, please refer to your Structured Capital Strategies® Prospectus.

8.	Your contract must be in force for at least four years for you to be eligible to exchange to a Retirement Cornerstone® Series E contract.

VIII-21

Appendix IX: Condensed financial information

The unit values and number of units outstanding shown below are for contracts offered under Separate Account No. 70 with the same daily asset charges of 1.30%.

Unit values and number of units outstanding at year end for each variable investment option, except for those options being offered for the first time after December 31, 2019.

	For the year ending December 31,
	2019	2018	2017
1290 VT DoubleLine Dynamic Allocation
Unit value	$13.10	$11.24	$11.88
Number of units outstanding (000’s)	1,056	1,096	1,157
1290 VT DoubleLine Opportunistic Bond
Unit value	$10.80	$10.12	$10.35
Number of units outstanding (000’s)	563	451	382
1290 VT Equity Income
Unit value	$24.54	$20.01	$22.96
Number of units outstanding (000’s)	618	679	718
1290 VT GAMCO Mergers & Acquisitions
Unit value	$14.36	$13.39	$14.27
Number of units outstanding (000’s)	453	497	506
1290 VT GAMCO Small Company Value
Unit value	$28.38	$23.31	$27.98
Number of units outstanding (000’s)	5,785	6,189	6,351
1290 VT High Yield Bond
Unit value	$12.62	$11.33	$11.74
Number of units outstanding (000’s)	676	585	535
1290 VT Low Volatility Global Equity
Unit value	$11.56	$9.76	—
Number of units outstanding (000’s)	30	4	—
1290 VT Micro Cap
Unit value	$11.18	$8.75	—
Number of units outstanding (000’s)	34	3	—
1290 VT Moderate Growth Allocation
Unit value	$11.26	—	—
Number of units outstanding (000’s)	1,671	—	—
1290 VT Natural Resources
Unit value	$8.57	$7.81	$9.21
Number of units outstanding (000’s)	333	332	306
1290 VT Real Estate
Unit value	$13.59	$11.31	$12.12
Number of units outstanding (000’s)	593	586	597

Unit values and number of units outstanding at year end for each variable investment option, except for those options being offered for the first time after December 31, 2019.  (continued)

	For the year ending December 31,
	2019	2018	2017
1290 VT Small Cap Value
Unit value	$10.10	$8.13	—
Number of units outstanding (000’s)	54	3	—
1290 VT SmartBeta Equity
Unit value	$11.92	$9.52	—
Number of units outstanding (000’s)	19	1	—
All Asset Growth-Alt 20
Unit value	$17.50	$14.89	$16.32
Number of units outstanding (000’s)	1,288	1,392	1,433
American Funds Insurance Series® Bond FundSM
Unit value	$10.82	$10.05	$10.28
Number of units outstanding (000’s)	2,580	2,338	2,537
American Funds Insurance Series® Global Small Capitalization FundSM
Unit value	$16.48	$12.72	$14.45
Number of units outstanding (000’s)	728	751	670
American Funds Insurance Series® New World Fund®
Unit value	$13.31	$10.47	$12.37
Number of units outstanding (000’s)	2,396	2,487	2,282
BlackRock Global Allocation V.I. Fund
Unit value	$15.34	$13.20	$14.47
Number of units outstanding (000’s)	3,309	3,846	3,985
BlackRock Large Cap Focus Growth V.I. Fund
Unit value	$35.93	$27.51	$27.12
Number of units outstanding (000’s)	1,347	1,313	1,171
CharterSM Moderate
Unit value	$11.59	$10.22	$10.88
Number of units outstanding (000’s)	283	241	225
CharterSM Moderate Growth
Unit value	$11.81	$10.25	$11.07
Number of units outstanding (000’s)	245	244	158
CharterSM Small Cap Value
Unit value	$20.99	$17.06	$19.86
Number of units outstanding (000’s)	298	303	302
ClearBridge Variable Aggressive Growth Portfolio
Unit value	$13.04	$10.59	$11.73
Number of units outstanding (000’s)	2,476	2,613	2,706
ClearBridge Variable Appreciation Portfolio
Unit value	$15.57	$12.18	$12.59
Number of units outstanding (000’s)	1,141	1,048	933

Unit values and number of units outstanding at year end for each variable investment option, except for those options being offered for the first time after December 31, 2019.  (continued)

	For the year ending December 31,
	2019	2018	2017
ClearBridge Variable Dividend Strategy Portfolio
Unit value	$16.16	$12.46	$13.29
Number of units outstanding (000’s)	1,278	1,199	1,163
ClearBridge Variable Mid Cap Portfolio
Unit value	$13.29	$10.15	$11.80
Number of units outstanding (000’s)	378	354	325
Eaton Vance VT Floating-Rate Income Fund
Unit value	$11.12	$10.52	$10.67
Number of units outstanding (000’s)	955	992	534
EQ/AB Dynamic Aggressive Growth
Unit value	$11.01	$9.31
Number of units outstanding (000’s)	17,517	8,629
EQ/AB Dynamic Growth
Unit value	$11.73	$10.08	$10.98
Number of units outstanding (000’s)	58,063	52,067	41,035
EQ/AB Dynamic Moderate Growth
Unit value	$14.27	$12.48	$13.43
Number of units outstanding (000’s)	131,886	131,809	138,077
EQ/AB Small Cap Growth
Unit value	$32.70	$25.92	$28.51
Number of units outstanding (000’s)	1,127	1,068	971
EQ/Aggressive Growth Strategy
Unit value	$17.83	$14.74	$16.07
Number of units outstanding (000’s)	194,942	182,618	166,037
EQ/American Century Mid Cap Value
Unit value	$28.79	$22.65	—
Number of units outstanding (000’s)	2,898	3,041	—
EQ/American Century Moderate Growth Allocation
Unit value	$11.39	—	—
Number of units outstanding (000’s)	2,225	—	—
EQ/AXA Investment Managers Moderate Allocation
Unit value	$11.29	—	—
Number of units outstanding (000’s)	676	—	—
EQ/Balanced Strategy
Unit value	$15.70	$13.75	$14.54
Number of units outstanding (000’s)	131,707	129,078	131,075
EQ/BlackRock Basic Value Equity
Unit value	$23.20	$19.04	$20.97
Number of units outstanding (000’s)	3,717	3,980	4,343

Unit values and number of units outstanding at year end for each variable investment option, except for those options being offered for the first time after December 31, 2019.  (continued)

	For the year ending December 31,
	2019	2018	2017
EQ/ClearBridge Large Cap Growth
Unit value	$12.24	$9.39	—
Number of units outstanding (000’s)	97	9	—
EQ/ClearBridge Select Equity Managed Volatility
Unit value	$12.00	$9.10	—
Number of units outstanding (000’s)	26	1	—
EQ/Common Stock Index
Unit value	$30.02	$23.35	$25.12
Number of units outstanding (000’s)	1,478	1,351	1,213
EQ/Conservative Growth Strategy
Unit value	$14.46	$12.92	$13.53
Number of units outstanding (000’s)	69,799	65,805	68,930
EQ/Conservative Strategy
Unit value	$12.18	$11.33	$11.64
Number of units outstanding (000’s)	39,566	36,191	40,547
EQ/Core Bond Index
Unit value	$11.03	$10.52	$10.63
Number of units outstanding (000’s)	10,628	11,732	13,658
EQ/Emerging Markets Equity PLUS
Unit value	$10.07	$8.64	$10.33
Number of units outstanding (000’s)	398	394	358
EQ/Equity 500 Index
Unit value	$30.33	$23.51	$25.06
Number of units outstanding (000’s)	6,319	6,217	5,842
EQ/Fidelity Institutional AM® Large Cap Portfolio
Unit value	$27.68	$21.40	—
Number of units outstanding (000’s)	3,748	4,202	—
EQ/First Trust Moderate Growth Allocation
Unit value	$11.20	—	—
Number of units outstanding (000’s)	2,092	—	—
EQ/Franklin Rising Dividends
Unit value	$19.99	$15.60	—
Number of units outstanding (000’s)	2,662	2,582	—
EQ/Franklin Strategic Income
Unit value	$13.90	$12.95	—
Number of units outstanding (000’s)	2,976	3,004	—
EQ/Goldman Sachs Growth Allocation
Unit value	$11.41	—	—
Number of units outstanding (000’s)	5,726	—	—

Unit values and number of units outstanding at year end for each variable investment option, except for those options being offered for the first time after December 31, 2019.  (continued)

	For the year ending December 31,
	2019	2018	2017
EQ/Goldman Sachs Mid Cap Value
Unit value	$25.22	$19.54	—
Number of units outstanding (000’s)	761	848	—
EQ/Goldman Sachs Moderate Growth Allocation
Unit value	$11.89	$10.25	$10.94
Number of units outstanding (000’s)	49,768	43,454	35,573
EQ/Growth Strategy
Unit value	$18.47	$15.57	$16.79
Number of units outstanding (000’s)	180,205	172,934	164,626
EQ/Intermediate Government Bond
Unit value	$10.21	$9.93	$9.98
Number of units outstanding (000’s)	4,974	5,317	5,978
EQ/International Core Managed Volatility
Unit value	$13.03	$10.78	$12.83
Number of units outstanding (000’s)	315	328	322
EQ/International Equity Index
Unit value	$13.68	$11.34	$13.55
Number of units outstanding (000’s)	1,450	1,472	1,389
EQ/Invesco Comstock
Unit value	$25.20	$20.43	$23.63
Number of units outstanding (000’s)	1,255	1,277	968
EQ/Invesco Global Real Estate
Unit value	$19.02	$15.73	—
Number of units outstanding (000’s)	2,055	2,355	—
EQ/Invesco International Growth
Unit value	$16.71	$13.21	—
Number of units outstanding (000’s)	1,682	1,869	—
EQ/Invesco Moderate Allocation
Unit value	$11.10	$9.83	$10.49
Number of units outstanding (000’s)	24,829	22,940	19,337
EQ/Invesco Moderate Growth Allocation
Unit value	$11.27	—	—
Number of units outstanding (000’s)	2,555	—	—
EQ/Janus Enterprise
Unit value	$25.49	$18.92	$19.52
Number of units outstanding (000’s)	1,207	1,233	1,211
EQ/JPMorgan Growth Allocation
Unit value	$10.91	$9.54	—
Number of units outstanding (000’s)	14,795	7,082	—

Unit values and number of units outstanding at year end for each variable investment option, except for those options being offered for the first time after December 31, 2019.  (continued)

	For the year ending December 31,
	2019	2018	2017
EQ/JPMorgan Value Opportunities
Unit value	$11.12	$8.84	—
Number of units outstanding (000’s)	171	9	—
EQ/Large Cap Growth Index
Unit value	$35.36	$26.47	$27.44
Number of units outstanding (000’s)	1,335	1,340	1,295
EQ/Large Cap Value Index
Unit value	$25.67	$20.70	$23.02
Number of units outstanding (000’s)	915	891	906
EQ/Large Cap Value Managed Volatility
Unit value	$23.68	$19.13	$21.52
Number of units outstanding (000’s)	346	365	363
EQ/Legg Mason Growth Allocation
Unit value	$11.28	—	—
Number of units outstanding (000’s)	2,035	—	—
EQ/Legg Mason Moderate Allocation
Unit value	$12.17	$10.72	$11.56
Number of units outstanding (000’s)	15,932	14,178	9,659
EQ/Loomis Sayles Growth
Unit value	$31.83	$24.56	$25.65
Number of units outstanding (000’s)	1,506	1,561	1,454
EQ/Lazard Emerging Markets Equity
Unit value	$12.40	$10.58	—
Number of units outstanding (000’s)	3,872	4,318	—
EQ/MFS International Growth
Unit value	$18.53	$14.75	$16.50
Number of units outstanding (000’s)	1,689	1,596	1,255
EQ/MFS International Value
Unit value	$22.50	$18.11	—
Number of units outstanding (000’s)	5,568	6,074	—
EQ/MFS Mid Cap Focused Growth
Unit value	$32.91	$24.46	—
Number of units outstanding (000’s)	1,596	1,690	—
EQ/MFS Technology
Unit value	$42.62	$31.80	—
Number of units outstanding (000’s)	615	661	—
EQ/MFS Utilities Series
Unit value	$23.32	$18.95	—
Number of units outstanding (000’s)	1,551	1,552	—

Unit values and number of units outstanding at year end for each variable investment option, except for those options being offered for the first time after December 31, 2019.  (continued)

	For the year ending December 31,
	2019	2018	2017
EQ/Mid Cap Index
Unit value	$28.65	$23.15	$26.56
Number of units outstanding (000’s)	1,654	1,637	1,585
EQ/Mid Cap Value Managed Volatility
Unit value	$25.15	$20.13	$23.52
Number of units outstanding (000’s)	180	181	167
EQ/Moderate Allocation
Unit value	$15.45	$13.55	$14.42
Number of units outstanding (000’s)	5,172	5,547	5,349
EQ/Moderate Growth Strategy
Unit value	$17.06	$14.65	$15.65
Number of units outstanding (000’s)	245,095	250,952	258,076
EQ/Money Market
Unit value	$9.05	$9.03	$9.04
Number of units outstanding (000’s)	4,432	4,132	4,616
EQ/Oppenheimer Global
Unit value	$23.24	$17.96	$21.03
Number of units outstanding (000’s)	1,871	1,951	1,739
EQ/PIMCO Global Real Return
Unit value	$11.03	$10.33	$10.61
Number of units outstanding (000’s)	1,030	985	897
EQ/PIMCO Real Return
Unit value	$12.01	$11.23	—
Number of units outstanding (000’s)	2,456	2,748	—
EQ/PIMCO Total Return
Unit value	$12.76	$11.90	—
Number of units outstanding (000’s)	6,762	7,146	—
EQ/PIMCO Ultra Short Bond
Unit value	$9.64	$9.53	$9.56
Number of units outstanding (000’s)	1,863	1,963	1,700
EQ/Science and Technology
Unit value	$36.95	$25.52	—
Number of units outstanding (000’s)	1,684	1,741	—
EQ/Small Company Index
Unit value	$27.80	$22.49	$25.70
Number of units outstanding (000’s)	1,155	1,156	1,092
EQ/T. Rowe Price Growth Stock
Unit value	$35.67	$27.56	$28.39
Number of units outstanding (000’s)	3,903	3,847	3,557

Unit values and number of units outstanding at year end for each variable investment option, except for those options being offered for the first time after December 31, 2019.  (continued)

	For the year ending December 31,
	2019	2018	2017
EQ/T. Rowe Price Health Sciences
Unit value	$50.23	$39.66	—
Number of units outstanding (000’s)	1,961	2,095	—
EQ/Wellington Energy
Unit value	$7.08	$7.10	—
Number of units outstanding (000’s)	1,618	1,717	—
Fidelity® VIP Mid Cap Portfolio
Unit value	$23.52	$19.35	$23.00
Number of units outstanding (000’s)	2,084	2,169	2,212
Fidelity® VIP Strategic Income Portfolio
Unit value	$14.14	$12.94	$13.50
Number of units outstanding (000’s)	4,457	4,365	4,155
First Trust Multi Income Allocation Portfolio
Unit value	$11.87	$10.33	$10.95
Number of units outstanding (000’s)	174	164	112
First Trust/Dow Jones Dividend & Income Allocation Portfolio
Unit value	$17.07	$14.32	$15.26
Number of units outstanding (000’s)	1,766	1,609	1,496
Franklin Allocation VIP Fund
Unit value	$17.56	$14.85	$16.65
Number of units outstanding (000’s)	595	664	673
Franklin Income VIP Fund
Unit value	$17.15	$14.97	$15.85
Number of units outstanding (000’s)	2,284	2,287	2,360
Hartford Growth Opportunities HLS Fund
Unit value	$18.80	$14.64	$14.83
Number of units outstanding (000’s)	1,320	1,194	1,151
Invesco V.I. Diversified Dividend Fund
Unit value	$23.93	$19.43	$21.36
Number of units outstanding (000’s)	2,154	2,337	2,569
Invesco V.I. Equity and Income Fund
Unit value	$12.51	$10.57	$11.86
Number of units outstanding (000’s)	1,450	1,322	1,164
Invesco V.I. High Yield Fund
Unit value	$13.73	$12.29	$12.92
Number of units outstanding (000’s)	1,520	1,535	1,503
Invesco V.I. Mid Cap Core Equity Fund
Unit value	$19.70	$15.97	$18.30
Number of units outstanding (000’s)	520	566	584

Unit values and number of units outstanding at year end for each variable investment option, except for those options being offered for the first time after December 31, 2019.  (continued)

	For the year ending December 31,
	2019	2018	2017
Invesco V.I. Small Cap Equity Fund
Unit value	$24.25	$19.45	$23.26
Number of units outstanding (000’s)	533	530	512
Ivy VIP Global Equity Income
Unit value	$20.96	$17.24	$19.78
Number of units outstanding (000’s)	368	443	492
Ivy VIP High Income
Unit value	$18.40	$16.77	$17.36
Number of units outstanding (000’s)	4,769	4,951	4,983
Lord Abbett Series Fund — Bond Debenture Portfolio
Unit value	$15.09	$13.49	$14.24
Number of units outstanding (000’s)	4,086	3,997	3,695
MFS® Investors Trust Series
Unit value	$27.97	$21.59	$23.20
Number of units outstanding (000’s)	265	283	303
MFS® Massachusetts Investors Growth Stock Portfolio
Unit value	$32.96	$23.92	$24.10
Number of units outstanding (000’s)	435	390	420
Multimanager Aggressive Equity
Unit value	$31.78	$24.14	$24.52
Number of units outstanding (000’s)	407	398	376
Multimanager Mid Cap Growth
Unit value	$33.59	$25.59	$27.52
Number of units outstanding (000’s)	452	469	445
Multimanager Mid Cap Value
Unit value	$27.84	$22.57	$26.22
Number of units outstanding (000’s)	247	249	257
Multimanager Technology
Unit value	$20.86	$15.33	$15.18
Number of units outstanding (000’s)	1,077	949	611
Neuberger Berman International Equity Portfolio
Unit value	$11.72	$9.30	$11.35
Number of units outstanding (000’s)	191	183	165
Neuberger Berman U.S. Equity Index PutWrite Strategy Portfolio
Unit value	$9.96	$8.76	$9.52
Number of units outstanding (000’s)	116	105	87
PIMCO CommodityRealReturn® Strategy Portfolio
Unit value	$6.46	$5.88	$6.94
Number of units outstanding (000’s)	1,142	1,290	1,309

Unit values and number of units outstanding at year end for each variable investment option, except for those options being offered for the first time after December 31, 2019.  (continued)

	For the year ending December 31,
	2019	2018	2017
PIMCO VIT Income Portfolio
Unit value	$10.72	$10.02	—
Number of units outstanding (000’s)	80	9	—
ProFund VP Biotechnology
Unit value	$35.41	$30.81	$33.47
Number of units outstanding (000’s)	836	938	994
Putnam VT Diversified Income Fund
Unit value	$10.93	$9.96	$10.19
Number of units outstanding (000’s)	1,016	771	326
QS Legg Mason Dynamic Multi-Strategy VIT Portfolio
Unit value	$10.80	$9.47	$10.35
Number of units outstanding (000’s)	222	213	222
Templeton Developing Markets VIP Fund
Unit value	$12.99	$10.38	$12.50
Number of units outstanding (000’s)	710	774	768
Templeton Global Bond VIP Fund
Unit value	$12.44	$12.36	$12.28
Number of units outstanding (000’s)	5,055	5,563	5,899

Appendix X: Contract variations

You should note that your contract’s options, features and charges may vary from what is described in this Prospectus depending on the date on which you signed your application for your contract. The contract may have been available in your state past the approximate end date indicated below. You may not change your contract or its features after issue. This Appendix reflects contract variations that differ from what is described in this Prospectus but may have been in effect at the time your contract was issued. If you purchased your contract during the ‘‘Approximate Time Period’’ below, the noted variations may apply to you.

In addition, options and/or features may vary among states in light of applicable regulations or state approvals. Any such state variations are generally not included here but instead included in Appendix V earlier in this section. For more information about state variations applicable to you, as well as particular features, charges and options available under your contract based upon when you purchased it, please contact your financial professional and/or refer to your contract.

Approximate time Period	Features and benefits	Variation
Issue date before August 6, 2018	See “Guaranteed minimum income benefit — GMIB benefit base” in “Contract features and benefits”	Your GMIB has a benefit base that determines your Annual withdrawal amount and your Lifetime GMIB payments. We apply a Rollup rate to your GMIB benefit base. At contract issue, an initial Annual Roll-up rate and Deferral Roll-up rate will apply during your first five contract years. See “Annual Roll-up rate”, “Deferral Roll-up rate” and “New business rates” later in this Prospectus for more information.
The initial Annual Roll-up rate and Deferral Roll-up rate that apply during your first five contract years is referred to in your contract as the Lock-in Rate, which we offer under our GMIB Multi-Year Lock feature.

	See “Guaranteed minimum income benefit — Annual Roll-up rate” in “Contract features and benefits”	The Annual Roll-up rate is variable and is tied to the Ten-Year Treasuries Formula Rate described below, but the minimum rate will never be less than the initial Annual Roll-up rate (as specified in your contract) during the first five years of your contract and 4% thereafter, or greater than 8% in all contract years. The Annual Roll-up rate will be set at our discretion, subject to the stated minimum. We reserve the right, however, to declare an Annual Roll-up rate that is greater than 8%.

	See “Guaranteed minimum income benefit — Deferral Roll-up rate” in “Contract features and benefits”	The Deferral Roll-up rate is variable and is tied to the Deferral Ten-Year Treasuries Formula Rate described below. The minimum Deferral Roll-up rate will never be less than the initial Annual Roll-up rate (as specified in your contract) during the first five years of your contract and 4% thereafter, or greater than 8% in all contract years up until the first withdrawal from the Protected Benefit account. The Deferral Roll-up rate will be set at our discretion, subject to the stated minimum. We reserve the right, however, to declare a Deferral Roll-up rate that is greater than 8%.

Approximate time Period	Features and benefits	Variation

•   Deferral Ten-Year Treasuries Formula Rate. For each calendar quarter, this rate is the average of the rates for the ten-year U.S. Treasury notes on each day for which such rates are reported during the 20 calendar days ending on the 15th day of the last month of the preceding calendar quarter, plus 2.00%, rounded to the nearest 0.10%. U.S. Treasury rates will be determined from the Federal Reserve Board Constant Maturity Series or such comparable rates as may be published by the Federal Reserve Board or generally available reporting services if the Federal Reserve Board Constant Maturity Series is discontinued.

As described above, both the Annual Roll-up rate and the Deferral Roll-up rate will never be less than 4% or greater than 8% in all contract years. Based on the underlying formula rates that are used in arriving at the two Roll-up rates, it is expected that the Deferral Roll-up rate will generally be 1.00% greater than the Annual Roll-up rate. However, this is not guaranteed. In certain interest rate environments, the Deferral Roll-up rate may not always be 1.00% greater than the Annual Roll-up rate. In some cases, it may be more or less than 1.00% greater than the Annual Roll-up rate. Similarly, the initial Roll-up rate may be more or less than 1.00% greater than the Annual Roll-up rate.

Also, the initial rate which applies for the first five contract years, may affect your Deferral Roll-up rate. In some cases, it may be more or less than 1.00% greater than the Annual Roll-up rate. The initial rates are described further in this section under “New business rates.”

	See “Guaranteed minimum income benefit — Deferral Roll-up rate — New business rates” in “Contract features and benefits”	New business rates. At contract issue, an initial Annual Roll-up rate and Deferral Roll-up rate, will apply during your first five contract years, and are specified in your contract. The minimum Annual Rollup rate and Deferral Roll-up rate for each of those contract years will be the greater of the applicable initial Roll-up rate or the Ten-Year Treasuries Formula Rate. The initial Roll-up rate is the Roll-up rate in effect at the time your contract is issued. After your first five contract years, the Roll-up rate will never be less than 4% or, if greater, the Ten-Year Treasuries Formula Rate, and the Roll-up rate will never be greater than 8%.

Approximate time Period	Features and benefits	Variation

The initial Annual Roll-up rate and Deferral Roll-up rate that apply during your first five contract years is referred to in your contract as the Lock-in Rate, which we offer under our GMIB Multi-Year Lock feature.

Once a contract is issued with the Annual Roll-up and Deferral rates that are in effect for new business, those rates will be applicable for the first five contract years. Any transfers or contributions to the Protected Benefit account variable investment options, either directly or through a Special DCA program that are designated for future transfers to the Protected Benefit account variable investment options during the first five contract years will get the initial Roll-up rates as described above. The initial Roll-up rate is no longer applicable starting in the sixth year of your contract.

	See “Guaranteed minimum income benefit — Deferral Roll-up rate — Renewal rates” in “Contract features and benefits”	Renewal rates. After the first five contract years, a new Annual Roll-up rate will apply to your contract. A new Deferral Roll-up rate will also apply provided you have never taken a withdrawal from your Protected Benefit account. These “Renewal rates” will never be less than 4%, or, if greater, the underlying Ten-Year Treasuries Formula Rate (for the Annual Roll-up rate) and Deferral Ten-Year Treasuries Formula Rate (for the Deferral Roll-up rate).

	See “Guaranteed minimum death benefits — Deferral Roll-up rate — New Business rates” in “Contract features and benefits”	New business rates. The new business Roll-up rates we set for the Roll-up to age 80 benefit base are the same as the new business rates we set for the GMIB and these new business rates will apply during the first five contract years. See “New business rates” under “Guaranteed minimum income benefit” for more information.

Statement of additional information

Table of contents

Page

The Company	2

Unit Values	2

Custodian	2

Independent Registered Public Accounting Firm	2

Distribution of the Contracts	2

Financial Statements	2

How to obtain a Retirement Cornerstone® 17 Series E Statement of Additional Information for Separate Account No. 70

Send this request form to:

Retirement Service Solutions

P.O. Box 1547

Secaucus, NJ 07096-1547

Please send me a Retirement Cornerstone® 17 Series E SAI for Separate Account No. 70 dated May 1, 2020.

Name

Address
City	State	Zip

#843871

Retirement Cornerstone® Series 17 Series E

A combination variable and fixed deferred annuity contract

Statement of Additional Information

May 1, 2020

Equitable Financial Life Insurance Company

1290 Avenue of the Americas

New York, New York 10104

This Statement of Additional Information (“SAI”) is not a Prospectus. It should be read in conjunction with the related Retirement Cornerstone® Series Prospectus, dated May 1, 2020. That Prospectus provides detailed information concerning the contracts and the variable investment options and the guaranteed interest option that fund the contracts. Each variable investment option is a subaccount of the Company’s Separate Account No. 70. Definitions of special terms used in the SAI are found in the Prospectus.

A copy of the Prospectus is available free of charge by writing the processing office (Retirement Service Solutions — Post Office Box 1547, Secaucus, NJ 07096-1547), by calling 1-800-789-7771 toll free, or by contacting your financial professional.

Table of Contents

The Company	2

Unit Values	2

Custodian	2

Independent Registered Public Accounting Firm	2

Distribution of the Contracts	2

Financial Statements	2

Copyright 2020 Equitable Financial Life Insurance Company.

All rights reserved. Retirement Cornerstone® is a registered trademark mark of Equitable Financial Life Insurance Company.

Retirement Cornerstone Series 17 Series E
#843871

The Company

We are Equitable Financial Life Insurance Company (the “Company”, “we”, “our” and “us”) (until 2020, known as AXA Equitable Life Insurance Company), a New York stock life insurance corporation. We have been doing business since 1859. The Company is an indirect wholly owned subsidiary of Equitable Holdings, Inc. No other company has any legal responsibility to pay amounts that the Company owes under the contracts. The Company is solely responsible for paying all amounts owed to you under the contract.

Unit Values

Unit values are determined at the end of each valuation period for each of the variable investment options. We may offer other annuity contracts and certificates which will have their own unit values for the variable investment options. They may be different from the unit values for the Retirement Cornerstone® Series.

The unit value for a variable investment option for any valuation period is equal to: (i) the unit value for the preceding valuation period, multiplied by (ii) the net investment factor for that option for that valuation period. A valuation period is each business day together with any preceding non-business days. The net investment factor is:

(	a	)	c
b

where:

(a)

is the value of the variable investment option’s shares of the corresponding portfolio at the end of the valuation period. Any amounts allocated to, or withdrawn from, the option for the valuation period are not taken into account. For this purpose, we use the share value reported to us by the Trusts (as described in the Prospectus), as applicable.

(b)

is the value of the variable investment option’s shares of the corresponding portfolio at the end of the preceding valuation period. (Any amounts allocated or withdrawn for that valuation period are taken into account.)

(c)

is the daily separate account charge, times the number of calendar days in the valuation period. The daily separate account charge is made up of an operations charge, an administration charge and a distribution charge. These daily charges are at an effective annual rate not to exceed a total of 1.30%.

Custodian

The Company is the custodian for the shares of the Trusts owned by Separate Account No. 70.

Independent Registered Public Accounting Firm

The (i) financial statements of Separate Account No. 70 of AXA Equitable Life Insurance Company as of December 31, 2019 and for each of the periods indicated therein and the (ii) consolidated financial statements and financial statement schedules of AXA Equitable Life Insurance Company as of December 31, 2019 and 2018 and for each of the three years in the period ended December 31, 2019 included in this SAI have been so included in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.

PricewaterhouseCoopers LLP provides independent audit services and certain other non-audit services to AXA Equitable Life Insurance Company as permitted by the applicable SEC independence rules, and as disclosed in AXA Equitable Life Insurance Company’s Form 10-K. PricewaterhouseCoopers LLP’s address is 300 Madison Avenue, New York, NY 10017.

Distribution of the Contracts

Under a distribution agreement between Equitable Distributors, the Company and certain of the Company’s separate accounts, including Separate Account No. 70, the Company paid Equitable Distributors, distribution fees of $490,158,726 in 2019, $466,293,494 in 2018 and $480,771,028 in 2017, as the distributor of certain contracts, including these contracts, and as the principal underwriter of several Company separate accounts, including Separate Account No. 70. Of these amounts, for each of these three years, Equitable Distributors retained $0, $0 and $0, respectively.

Pursuant to a Distribution and Servicing Agreement between Equitable Advisors, the Company and certain of the Company’s separate accounts, including Separate Account No. 70, the Company paid Equitable Advisors a fee of $0 in 2019, $0 in 2018 and $0 in 2017. The Company paid Equitable Advisors, as the distributors of certain contracts, including these contracts, and as the principal underwriter of several Company separate accounts, including Separate Account No. 70, $550,516,044 in 2019, $525,064,725 in 2018 and $521,468,953 in 2017. Of these amounts, Equitable Advisors retained $243,138,196, $242,921,348 and $267,653,575, respectively.

Financial Statements

The consolidated financial statements of the Company included herein should be considered only as bearing upon the ability of the Company to meet its obligations under the contracts.

The financial statements of Separate Account No. 70 list variable investment options not currently offered under this contract.

2

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 70

FSA-1

Report of Independent Registered Public Accounting Firm

To the Board of Directors of AXA Equitable Life Insurance Company

and the Contractowners of Separate Account No. 70 of AXA Equitable Life Insurance Company

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the variable investment options of Separate Account No. 70 of AXA Equitable Life Insurance Company indicated in the table below as of December 31, 2019, and the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the variable investment options of Separate Account No. 70 of AXA Equitable Life Insurance Company as of December 31, 2019, and the results of each of their operations and the changes in each of their net assets for the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

1290 VT CONVERTIBLE SECURITIES(1)

1290 VT DOUBLELINE DYNAMIC ALLOCATION(1)

1290 VT DOUBLELINE OPPORTUNISTIC BOND(1)

1290 VT ENERGY(1)

1290 VT EQUITY INCOME(1)

1290 VT GAMCO MERGERS & ACQUISITIONS(1)

1290 VT GAMCO SMALL COMPANY VALUE(1)

1290 VT HIGH YIELD BOND(1)

1290 VT LOW VOLATILITY GLOBAL EQUITY(1)

1290 VT MICRO CAP(3)

1290 VT MODERATE GROWTH ALLOCATION(2)

1290 VT MULTI-ALTERNATIVE STRATEGIES(3)

1290 VT NATURAL RESOURCES(1)

1290 VT REAL ESTATE(1)

1290 VT SMALL CAP VALUE(3)

1290 VT SMARTBETA EQUITY(1)

1290 VT SOCIALLY RESPONSIBLE(1)

7TWELVETM BALANCED PORTFOLIO(1)

AB VPS BALANCED WEALTH STRATEGY PORTFOLIO(1)

AB VPS GLOBAL THEMATIC GROWTH PORTFOLIO(1)

AB VPS GROWTH AND INCOME PORTFOLIO(1)

AB VPS INTERNATIONAL GROWTH PORTFOLIO(1)

AB VPS SMALL/MID CAP VALUE PORTFOLIO(1)

ALL ASSET GROWTH-ALT 20(1)

ALPS | RED ROCKS LISTED PRIVATE EQUITY PORTFOLIO(1)

AMERICAN CENTURY VP INFLATION PROTECTION FUND(1)

AMERICAN CENTURY VP LARGE COMPANY VALUE(1)

AMERICAN FUNDS INSURANCE SERIES® ASSET ALLOCATION FUNDSM(1)

AMERICAN FUNDS INSURANCE SERIES® BOND FUNDSM(1)

AMERICAN FUNDS INSURANCE SERIES® GLOBAL GROWTH FUNDSM(1)

AMERICAN FUNDS INSURANCE SERIES® GLOBAL SMALL CAPITALIZATION FUNDSM(1)

AMERICAN FUNDS INSURANCE SERIES® GROWTH-INCOME FUNDSM(1)

AMERICAN FUNDS INSURANCE SERIES® INTERNATIONAL GROWTH AND INCOME FUNDSM(1)

AMERICAN FUNDS INSURANCE SERIES® MANAGED RISK ASSET ALLOCATION FUNDSM(1)

AMERICAN FUNDS INSURANCE SERIES® NEW WORLD FUND®(1)

BLACKROCK GLOBAL ALLOCATION V.I. FUND(1)

BLACKROCK LARGE CAP FOCUS GROWTH V.I. FUND(1)

CHARTERSM AGGRESSIVE GROWTH(1)

CHARTERSM CONSERVATIVE(1)

CHARTERSM GROWTH(1)

CHARTERSM MODERATE(1)

CHARTERSM MODERATE GROWTH(1)

CHARTERSM MULTI-SECTOR BOND(1)

CHARTERSM SMALL CAP GROWTH(1)

CHARTERSM SMALL CAP VALUE(1)

CLEARBRIDGE VARIABLE AGGRESSIVE GROWTH PORTFOLIO(1)

CLEARBRIDGE VARIABLE APPRECIATION PORTFOLIO(1)

CLEARBRIDGE VARIABLE DIVIDEND STRATEGY PORTFOLIO(1)

CLEARBRIDGE VARIABLE MID CAP PORTFOLIO(1)

DELAWARE VIP® DIVERSIFIED INCOME SERIES(1)

DELAWARE VIP® EMERGING MARKETS SERIES(1)

DELAWARE VIP® LIMITED-TERM DIVERSIFIED INCOME SERIES(1)

EATON VANCE VT FLOATING-RATE INCOME FUND(1)

EQ/400 MANAGED VOLATILITY(1)

EQ/500 MANAGED VOLATILITY(1)

EQ/2000 MANAGED VOLATILITY(1)

EQ/AB DYNAMIC AGGRESSIVE GROWTH(1)

EQ/AB DYNAMIC GROWTH(1)

EQ/AB DYNAMIC MODERATE GROWTH(1)

EQ/AB SHORT DURATION GOVERNMENT BOND(1)

EQ/AB SMALL CAP GROWTH(1)

EQ/AGGRESSIVE ALLOCATION(1)

EQ/AGGRESSIVE GROWTH STRATEGY(1)

EQ/AMERICAN CENTURY MID CAP VALUE(3)

EQ/AMERICAN CENTURY MODERATE GROWTH ALLOCATION(2)

EQ/AXA INVESTMENT MANAGERS MODERATE ALLOCATION(2)

EQ/BALANCED STRATEGY(1)

EQ/BLACKROCK BASIC VALUE EQUITY(1)

EQ/CAPITAL GUARDIAN RESEARCH(1)

EQ/CLEARBRIDGE LARGE CAP GROWTH(1)

EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY(1)

EQ/COMMON STOCK INDEX(1)

EQ/CONSERVATIVE GROWTH STRATEGY(1)

EQ/CONSERVATIVE STRATEGY(1)

EQ/CORE BOND INDEX(1)

FSA-2

EQ/EMERGING MARKETS EQUITY PLUS(1)

EQ/EQUITY 500 INDEX(1)

EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP(3)

EQ/FIRST TRUST MODERATE GROWTH ALLOCATION(2)

EQ/FRANKLIN BALANCED MANAGED VOLATILITY(1)

EQ/FRANKLIN RISING DIVIDENDS(3)

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY(1)

EQ/FRANKLIN STRATEGIC INCOME(3)

EQ/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY(1)

EQ/GLOBAL BOND PLUS(1)

EQ/GLOBAL EQUITY MANAGED VOLATILITY(1)

EQ/GOLDMAN SACHS GROWTH ALLOCATION(2)

EQ/GOLDMAN SACHS MID CAP VALUE(3)

EQ/GOLDMAN SACHS MODERATE GROWTH ALLOCATION(1)

EQ/GROWTH STRATEGY(1)

EQ/INTERMEDIATE GOVERNMENT BOND(1)

EQ/INTERNATIONAL CORE MANAGED VOLATILITY(1)

EQ/INTERNATIONAL EQUITY INDEX(1)

EQ/INTERNATIONAL MANAGED VOLATILITY(1)

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY(1)

EQ/INVESCO COMSTOCK(1)

EQ/INVESCO GLOBAL REAL ESTATE(3)

EQ/INVESCO INTERNATIONAL GROWTH(3)

EQ/INVESCO MODERATE ALLOCATION(1)

EQ/INVESCO MODERATE GROWTH ALLOCATION(2)

EQ/JANUS ENTERPRISE(1)

EQ/JPMORGAN GROWTH ALLOCATION(1)

EQ/JPMORGAN VALUE OPPORTUNITIES(1)

EQ/LARGE CAP CORE MANAGED VOLATILITY(1)

EQ/LARGE CAP GROWTH INDEX(1)

EQ/LARGE CAP GROWTH MANAGED VOLATILITY(1)

EQ/LARGE CAP VALUE INDEX(1)

EQ/LARGE CAP VALUE MANAGED VOLATILITY(1)

EQ/LAZARD EMERGING MARKETS EQUITY(3)

EQ/LEGG MASON GROWTH ALLOCATION(2)

EQ/LEGG MASON MODERATE ALLOCATION(1)

EQ/LOOMIS SAYLES GROWTH(1)

EQ/MFS INTERNATIONAL GROWTH(1)

EQ/MFS INTERNATIONAL VALUE(3)

EQ/MFS MID CAP FOCUSED GROWTH(3)

EQ/MFS TECHNOLOGY(3)

EQ/MFS UTILITIES SERIES(3)

EQ/MID CAP INDEX(1)

EQ/MID CAP VALUE MANAGED VOLATILITY(1)

EQ/MODERATE ALLOCATION(1)

EQ/MODERATE GROWTH STRATEGY(1)

EQ/MODERATE-PLUS ALLOCATION(1)

EQ/MONEY MARKET(1)

EQ/OPPENHEIMER GLOBAL(1)

EQ/PIMCO GLOBAL REAL RETURN(1)

EQ/PIMCO REAL RETURN(3)

EQ/PIMCO TOTAL RETURN(3)

EQ/PIMCO ULTRA SHORT BOND(1)

EQ/QUALITY BOND PLUS(1)

EQ/SCIENCE AND TECHNOLOGY(3)

EQ/SMALL COMPANY INDEX(1)

EQ/T. ROWE PRICE GROWTH STOCK(1)

EQ/T. ROWE PRICE HEALTH SCIENCES(3)

EQ/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY(1)

EQ/UBS GROWTH & INCOME(1)

EQ/ULTRA CONSERVATIVE STRATEGY(1)

EQ/WELLINGTON ENERGY(3)

FEDERATED HIGH INCOME BOND FUND II(1)

FEDERATED KAUFMANN FUND II(1)

FIDELITY® VIP ASSET MANAGER: GROWTH
PORTFOLIO(1)

FIDELITY® VIP FREEDOM 2015 PORTFOLIO(1)

FIDELITY® VIP FREEDOM 2020 PORTFOLIO(1)

FIDELITY® VIP FREEDOM 2025 PORTFOLIO(1)

FIDELITY® VIP FREEDOM 2030 PORTFOLIO(1)

FIDELITY® VIP MID CAP PORTFOLIO(1)

FIDELITY® VIP STRATEGIC INCOME PORTFOLIO(1)

FIRST TRUST MULTI INCOME ALLOCATION
PORTFOLIO(1)

FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO(1)

FRANKLIN ALLOCATION VIP FUND(1)

FRANKLIN INCOME VIP FUND(1)

FRANKLIN MUTUAL SHARES VIP FUND(1)

GUGGENHEIM VIF GLOBAL MANAGED FUTURES STRATEGY FUND(1)

GUGGENHEIM VIF MULTI-HEDGE STRATEGIES FUND(1)

HARTFORD CAPITAL APPRECIATION HLS FUND(1)

HARTFORD GROWTH OPPORTUNITIES HLS FUND(1)

INVESCO V.I. AMERICAN FRANCHISE FUND(1)

INVESCO V.I. BALANCED-RISK ALLOCATION FUND(1)

INVESCO V.I. DIVERSIFIED DIVIDEND FUND(1)

INVESCO V.I. EQUITY AND INCOME FUND(1)

INVESCO V.I. HEALTH CARE FUND(1)

INVESCO V.I. HIGH YIELD FUND(1)

INVESCO V.I. MID CAP CORE EQUITY FUND(1)

INVESCO V.I. SMALL CAP EQUITY FUND(1)

IVY VIP ASSET STRATEGY(1)

IVY VIP GLOBAL EQUITY INCOME(1)

IVY VIP HIGH INCOME(1)

IVY VIP NATURAL RESOURCES(1)

IVY VIP SMALL CAP GROWTH(1)

JANUS HENDERSON BALANCED PORTFOLIO(1)

JANUS HENDERSON FLEXIBLE BOND PORTFOLIO(1)

JANUS HENDERSON U.S. LOW VOLATILITY
PORTFOLIO(1)

JPMORGAN INSURANCE TRUST GLOBAL ALLOCATION PORTFOLIO(1)

JPMORGAN INSURANCE TRUST INCOME BUILDER PORTFOLIO(1)

LORD ABBETT SERIES FUND — BOND DEBENTURE PORTFOLIO(1)

LORD ABBETT SERIES FUND — GROWTH OPPORTUNITIES PORTFOLIO(1)

MFS® INVESTORS TRUST SERIES(1)

MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO(1)

MFS® RESEARCH SERIES(1)

MFS® VALUE SERIES(1)

MULTIMANAGER AGGRESSIVE EQUITY(1)

MULTIMANAGER CORE BOND(1)

MULTIMANAGER MID CAP GROWTH(1)

MULTIMANAGER MID CAP VALUE(1)

FSA-3

MULTIMANAGER TECHNOLOGY(1)

NEUBERGER BERMAN INTERNATIONAL EQUITY PORTFOLIO(1)

NEUBERGER BERMAN U.S. EQUITY INDEX PUTWRITE STRATEGY PORTFOLIO(1)

PIMCO COMMODITYREALRETURN® STRATEGY PORTFOLIO(1)

PIMCO EMERGING MARKETS BOND PORTFOLIO(1)

PIMCO GLOBAL BOND OPPORTUNITIES PORTFOLIO (UNHEDGED)(1)

PIMCO GLOBAL MANAGED ASSET ALLOCATION PORTFOLIO(1)

PIMCO INCOME PORTFOLIO(3)

PROFUND VP BEAR(1)

PROFUND VP BIOTECHNOLOGY(1)

PUTNAM VT DIVERSIFIED INCOME FUND(1)

PUTNAM VT GLOBAL ASSET ALLOCATION FUND(1)

PUTNAM VT MULTI-ASSET ABSOLUTE RETURN FUND(1)

PUTNAM VT RESEARCH FUND(1)

QS LEGG MASON DYNAMIC MULTI-STRATEGY VIT PORTFOLIO(1)

SEI VP BALANCED STRATEGY FUND(1)

SEI VP CONSERVATIVE STRATEGY FUND(1)

SEI VP MARKET GROWTH STRATEGY FUND(1)

SEI VP MARKET PLUS STRATEGY FUND(1)

SEI VP MODERATE STRATEGY FUND(1)

T. ROWE PRICE EQUITY INCOME PORTFOLIO(1)

TEMPLETON DEVELOPING MARKETS VIP FUND(1)

TEMPLETON FOREIGN VIP FUND(1)

TEMPLETON GLOBAL BOND VIP FUND(1)

TEMPLETON GROWTH VIP FUND(1)

VANECK VIP GLOBAL HARD ASSETS FUND(1)

VANECK VIP UNCONSTRAINED EMERGING MARKETS BOND FUND(1)

(1)	Statement of operations for the year ended December 31, 2019 and statement of changes in net assets for the years ended December 31, 2019 and 2018.
(2)	Statement of operations and statement of changes in net assets for the period February 19, 2019 (commencement of operations) through December 31, 2019.
(3)	Statement of operations for the year ended December 31, 2019, and statement of changes in net assets for the year ended December 31, 2019 and the period October 22, 2018 (commencement of operations) through December 31, 2018.

Basis for Opinions

These financial statements are the responsibility of the AXA Equitable Life Insurance Company management. Our responsibility is to express an opinion on the financial statements of each of the variable investment options of Separate Account No. 70 of AXA Equitable Life Insurance Company based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to each of the variable investment options of Separate Account No. 70 of AXA Equitable Life Insurance Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2019 by correspondence with the transfer agents of the investee mutual funds or the investee mutual funds directly. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Charlotte, NC

April 20, 2020

We have served as the auditor of one or more of the variable investment options of Separate Account No. 70 of AXA Equitable Life Insurance Company since 2012.

FSA-4

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2019

	1290 VT CONVERTIBLE SECURITIES*	1290 VT DOUBLELINE DYNAMIC ALLOCATION*	1290 VT DOUBLELINE OPPORTUNISTIC BOND*	1290 VT ENERGY*	1290 VT EQUITY INCOME*	1290 VT GAMCO MERGERS & ACQUISITIONS*
Assets:
Investments in shares of the Portfolios, at fair value	$15,138,281	$18,146,251	$30,371,941	$4,280,176	$28,970,049	$18,119,206
Receivable for shares of the Portfolios sold	113	11,760	14,822	129	1,533	—
Receivable for policy-related transactions	—	—	—	—	—	11,696

Total assets	15,138,394	18,158,011	30,386,763	4,280,305	28,971,582	18,130,902

Liabilities:
Payable for shares of the Portfolios purchased	—	—	—	—	—	11,696
Payable for policy-related transactions	113	11,761	14,810	129	1,533	—

Total liabilities	113	11,761	14,810	129	1,533	11,696

Net Assets	$15,138,281	$18,146,250	$30,371,953	$4,280,176	$28,970,049	$18,119,206

Net Assets:
Accumulation unit values	$3,476,966	$18,146,198	$30,371,953	$3,139,254	$28,968,991	$18,083,138
Retained by AXA Equitable in Separate Account No. 70	11,661,315	52	—	1,140,922	1,058	36,068

Total Net Assets	$15,138,281	$18,146,250	$30,371,953	$4,280,176	$28,970,049	$18,119,206

Investments in shares of the Portfolios, at cost	$13,410,153	$17,180,081	$30,087,027	$5,429,824	$33,084,636	$19,195,179

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-5

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	1290 VT GAMCO SMALL COMPANY VALUE*	1290 VT HIGH YIELD BOND*	1290 VT LOW VOLATILITY GLOBAL EQUITY*	1290 VT MICRO CAP*	1290 VT MODERATE GROWTH ALLOCATION*	1290 VT MULTI- ALTERNATIVE STRATEGIES*
Assets:
Investments in shares of the Portfolios, at fair value	$283,803,999	$19,747,362	$3,654,669	$888,888	$19,354,466	$520,962
Receivable for shares of the Portfolios sold	—	—	123	—	—	16
Receivable for policy-related transactions	19,257	48,860	—	3,993	212,837	—

Total assets	283,823,256	19,796,222	3,654,792	892,881	19,567,303	520,978

Liabilities:
Payable for shares of the Portfolios purchased	19,257	48,845	—	3,964	212,758	—
Payable for policy-related transactions	—	—	124	—	—	—

Total liabilities	19,257	48,845	124	3,964	212,758	—

Net Assets	$283,803,999	$19,747,377	$3,654,668	$888,917	$19,354,545	$520,978

Net Assets:
Accumulation unit values	$283,802,914	$19,747,377	$3,654,668	$888,917	$19,354,545	$520,978
Retained by AXA Equitable in Separate Account No. 70	1,085	—	—	—	—	—

Total Net Assets	$283,803,999	$19,747,377	$3,654,668	$888,917	$19,354,545	$520,978

Investments in shares of the Portfolios, at cost	$266,182,297	$19,915,392	$3,294,244	$893,065	$18,619,557	$515,392

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-6

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	1290 VT NATURAL RESOURCES*	1290 VT REAL ESTATE*	1290 VT SMALL CAP VALUE*	1290 VT SMARTBETA EQUITY*	1290 VT SOCIALLY RESPONSIBLE*	7TWELVETM BALANCED PORTFOLIO
Assets:
Investments in shares of the Portfolios, at fair value	$7,066,682	$15,893,346	$1,640,609	$20,960,482	$9,552,437	$55,052,595
Receivable for shares of the Portfolios sold	6,908	—	62	—	—	2,099
Receivable for policy-related transactions	—	3,287	—	9,483	11,792	—

Total assets	7,073,590	15,896,633	1,640,671	20,969,965	9,564,229	55,054,694

Liabilities:
Payable for shares of the Portfolios purchased	—	3,287	—	9,484	11,715	—
Payable for policy-related transactions	6,876	—	12	—	—	2,100

Total liabilities	6,876	3,287	12	9,484	11,715	2,100

Net Assets	$7,066,714	$15,893,346	$1,640,659	$20,960,481	$9,552,514	$55,052,594

Net Assets:
Accumulation unit values	$7,066,714	$15,893,330	$1,640,659	$3,695,905	$9,552,514	$55,050,558
Retained by AXA Equitable in Separate Account No. 70	—	16	—	17,264,576	—	2,036

Total Net Assets	$7,066,714	$15,893,346	$1,640,659	$20,960,481	$9,552,514	$55,052,594

Investments in shares of the Portfolios, at cost	$7,341,037	$15,000,733	$1,608,893	$15,800,988	$8,265,352	$50,050,803

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-7

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	AB VPS BALANCED WEALTH STRATEGY PORTFOLIO**	AB VPS GLOBAL THEMATIC GROWTH PORTFOLIO**	AB VPS GROWTH AND INCOME PORTFOLIO**	AB VPS INTERNATIONAL GROWTH PORTFOLIO**	AB VPS SMALL/ MID CAP VALUE PORTFOLIO**	ALL ASSET GROWTH-ALT 20*
Assets:
Investments in shares of the Portfolios, at fair value	$4,064,313	$1,929,399	$15,319,786	$7,713,486	$6,014,623	$41,492,151
Receivable for shares of the Portfolios sold	157	62	—	946	—	113,671
Receivable for policy-related transactions	—	—	15,466	—	15,167	—

Total assets	4,064,470	1,929,461	15,335,252	7,714,432	6,029,790	41,605,822

Liabilities:
Payable for shares of the Portfolios purchased	—	—	15,461	—	15,165	—
Payable for policy-related transactions	158	1	—	946	—	113,671

Total liabilities	158	1	15,461	946	15,165	113,671

Net Assets	$4,064,312	$1,929,460	$15,319,791	$7,713,486	$6,014,625	$41,492,151

Net Assets:
Accumulation unit values	$4,063,098	$1,929,460	$15,319,791	$7,712,773	$6,014,625	$41,491,917
Retained by AXA Equitable in Separate Account No. 70	1,214	—	—	713	—	234

Total Net Assets	$4,064,312	$1,929,460	$15,319,791	$7,713,486	$6,014,625	$41,492,151

Investments in shares of the Portfolios, at cost	$4,444,051	$1,690,648	$15,403,947	$6,603,083	$6,441,696	$39,100,873

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
**	Denotes Variable Investment Options that invest in shares of a Portfolio of AB Variable Product Series Fund, Inc., an affiliate of AXA Equitable.

FSA-8

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	ALPS | RED ROCKS LISTED PRIVATE EQUITY PORTFOLIO	AMERICAN CENTURY VP INFLATION PROTECTION FUND	AMERICAN CENTURY VP LARGE COMPANY VALUE	AMERICAN FUNDS INSURANCE SERIES® ASSET ALLOCATION FUNDSM	AMERICAN FUNDS INSURANCE SERIES® BOND FUNDSM	AMERICAN FUNDS INSURANCE SERIES® GLOBAL GROWTH FUNDSM
Assets:
Investments in shares of the Portfolios, at fair value	$5,228,607	$8,757,467	$1,992,312	$97,749,709	$38,402,778	$17,302,620
Receivable for shares of the Portfolios sold	—	391	80	—	—	—
Receivable for policy-related transactions	19,447	—	—	24,627	17,486	3,311

Total assets	5,248,054	8,757,858	1,992,392	97,774,336	38,420,264	17,305,931

Liabilities:
Payable for shares of the Portfolios purchased	19,447	—	—	24,620	17,487	3,311
Payable for policy-related transactions	—	381	81	—	—	—

Total liabilities	19,447	381	81	24,620	17,487	3,311

Net Assets	$5,228,607	$8,757,477	$1,992,311	$97,749,716	$38,402,777	$17,302,620

Net Assets:
Accumulation unit values	$5,226,793	$8,757,477	$1,991,100	$97,749,716	$38,402,500	$17,302,620
Retained by AXA Equitable in Separate Account No. 70	1,814	—	1,211	—	277	—

Total Net Assets	$5,228,607	$8,757,477	$1,992,311	$97,749,716	$38,402,777	$17,302,620

Investments in shares of the Portfolios, at cost	$4,456,674	$8,611,019	$1,787,237	$93,249,503	$37,862,653	$16,008,938

The accompanying notes are an integral part of these financial statements.

FSA-9

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	AMERICAN FUNDS INSURANCE SERIES® GLOBAL SMALL CAPITALIZATION FUNDSM	AMERICAN FUNDS INSURANCE SERIES® GROWTH- INCOME FUNDSM	AMERICAN FUNDS INSURANCE SERIES® INTERNATIONAL GROWTH AND INCOME FUNDSM	AMERICAN FUNDS INSURANCE SERIES® MANAGED RISK ASSET ALLOCATION FUNDSM	AMERICAN FUNDS INSURANCE SERIES® NEW WORLD FUND®	BLACKROCK GLOBAL ALLOCATION V.I. FUND
Assets:
Investments in shares of the Portfolios, at fair value	$21,831,176	$28,985,803	$9,749,511	$7,183,011	$66,578,864	$107,426,766
Receivable for shares of the Portfolios sold	—	—	—	79,284	78,594	213,909
Receivable for policy-related transactions	11,597	11,830	18,525	—	—	—

Total assets	21,842,773	28,997,633	9,768,036	7,262,295	66,657,458	107,640,675

Liabilities:
Payable for shares of the Portfolios purchased	11,597	11,776	18,464	—	—	—
Payable for policy-related transactions	—	—	—	79,284	78,579	213,909

Total liabilities	11,597	11,776	18,464	79,284	78,579	213,909

Net Assets	$21,831,176	$28,985,857	$9,749,572	$7,183,011	$66,578,879	$107,426,766

Net Assets:
Accumulation unit values	$21,829,955	$28,985,857	$9,749,572	$7,182,814	$66,578,879	$107,424,321
Retained by AXA Equitable in Separate Account No. 70	1,221	—	—	197	—	2,445

Total Net Assets	$21,831,176	$28,985,857	$9,749,572	$7,183,011	$66,578,879	$107,426,766

Investments in shares of the Portfolios, at cost	$19,365,659	$27,941,105	$8,970,086	$6,661,958	$57,412,490	$104,875,676

The accompanying notes are an integral part of these financial statements.

FSA-10

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	BLACKROCK LARGE CAP FOCUS GROWTH V.I. FUND	CHARTERSM AGGRESSIVE GROWTH*	CHARTERSM CONSERVATIVE*	CHARTERSM GROWTH*	CHARTERSM MODERATE*	CHARTERSM MODERATE GROWTH*
Assets:
Investments in shares of the Portfolios, at fair value	$64,299,004	$14,745,531	$43,196,559	$27,098,745	$40,166,045	$35,194,879
Receivable for shares of the Portfolios sold	—	464	—	867	1,329	1,146
Receivable for policy-related transactions	36,662	—	156,234	—	—	—

Total assets	64,335,666	14,745,995	43,352,793	27,099,612	40,167,374	35,196,025

Liabilities:
Payable for shares of the Portfolios purchased	36,662	—	156,225	—	—	—
Payable for policy-related transactions	—	376	—	867	1,328	1,067

Total liabilities	36,662	376	156,225	867	1,328	1,067

Net Assets	$64,299,004	$14,745,619	$43,196,568	$27,098,745	$40,166,046	$35,194,958

Net Assets:
Accumulation unit values	$64,298,333	$14,745,619	$43,196,568	$27,098,719	$40,166,046	$35,194,958
Retained by AXA Equitable in Separate Account No. 70	671	—	—	26	—	—

Total Net Assets	$64,299,004	$14,745,619	$43,196,568	$27,098,745	$40,166,046	$35,194,958

Investments in shares of the Portfolios, at cost	$60,973,681	$13,901,669	$42,000,349	$25,752,897	$38,359,137	$33,291,078

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-11

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	CHARTERSM MULTI-SECTOR BOND*	CHARTERSM SMALL CAP GROWTH*	CHARTERSM SMALL CAP VALUE*	CLEARBRIDGE VARIABLE AGGRESSIVE GROWTH PORTFOLIO	CLEARBRIDGE VARIABLE APPRECIATION PORTFOLIO	CLEARBRIDGE VARIABLE DIVIDEND STRATEGY PORTFOLIO
Assets:
Investments in shares of the Portfolios, at fair value	$1,477,299	$11,486,626	$13,532,739	$53,462,900	$19,083,234	$46,390,063
Receivable for shares of the Portfolios sold	137	2,784	13,439	36,452	694	—
Receivable for policy-related transactions	—	—	—	—	—	101,276

Total assets	1,477,436	11,489,410	13,546,178	53,499,352	19,083,928	46,491,339

Liabilities:
Payable for shares of the Portfolios purchased	—	—	—	—	—	101,168
Payable for policy-related transactions	137	2,784	13,439	36,452	685	—

Total liabilities	137	2,784	13,439	36,452	685	101,168

Net Assets	$1,477,299	$11,486,626	$13,532,739	$53,462,900	$19,083,243	$46,390,171

Net Assets:
Accumulation unit values	$1,476,839	$11,485,856	$13,529,582	$53,462,128	$19,083,243	$46,390,171
Retained by AXA Equitable in Separate Account No. 70	460	770	3,157	772	—	—

Total Net Assets	$1,477,299	$11,486,626	$13,532,739	$53,462,900	$19,083,243	$46,390,171

Investments in shares of the Portfolios, at cost	$1,459,736	$11,042,093	$12,214,773	$51,628,136	$16,229,914	$40,386,295

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-12

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	CLEARBRIDGE VARIABLE MID CAP PORTFOLIO	DELAWARE VIP® DIVERSIFIED INCOME SERIES	DELAWARE VIP® EMERGING MARKETS SERIES	DELAWARE VIP® LIMITED-TERM DIVERSIFIED INCOME SERIES	EATON VANCE VT FLOATING-RATE INCOME FUND	EQ/400 MANAGED VOLATILITY*
Assets:
Investments in shares of the Portfolios, at fair value	$5,779,477	$22,642,901	$6,977,616	$11,451,131	$52,066,318	$64,843,103
Receivable for shares of the Portfolios sold	206	—	948	1,372	1,104	38,047
Receivable for policy-related transactions	—	23,168	—	—	—	—

Total assets	5,779,683	22,666,069	6,978,564	11,452,503	52,067,422	64,881,150

Liabilities:
Payable for shares of the Portfolios purchased	—	23,168	—	—	—	—
Payable for policy-related transactions	205	—	947	1,373	1,103	38,047

Total liabilities	205	23,168	947	1,373	1,103	38,047

Net Assets	$5,779,478	$22,642,901	$6,977,617	$11,451,130	$52,066,319	$64,843,103

Net Assets:
Accumulation unit values	$5,779,469	$22,621,809	$6,974,424	$11,439,986	$52,056,541	$64,841,365
Retained by AXA Equitable in Separate Account No. 70	9	21,092	3,193	11,144	9,778	1,738

Total Net Assets	$5,779,478	$22,642,901	$6,977,617	$11,451,130	$52,066,319	$64,843,103

Investments in shares of the Portfolios, at cost	$4,854,961	$21,972,162	$6,473,940	$11,416,121	$52,565,329	$59,704,346

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-13

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	EQ/500 MANAGED VOLATILITY*	EQ/2000 MANAGED VOLATILITY*	EQ/AB DYNAMIC AGGRESSIVE GROWTH*	EQ/AB DYNAMIC GROWTH*	EQ/AB DYNAMIC MODERATE GROWTH*	EQ/AB SHORT DURATION GOVERNMENT BOND*
Assets:
Investments in shares of the Portfolios, at fair value	$155,916,791	$67,164,300	$198,979,177	$767,340,783	$2,649,463,769	$6,186,118
Receivable for shares of the Portfolios sold	128,059	28,676	—	131,174	1,558,955	269
Receivable for policy-related transactions	—	—	1,079,009	—	—	—

Total assets	156,044,850	67,192,976	200,058,186	767,471,957	2,651,022,724	6,186,387

Liabilities:
Payable for shares of the Portfolios purchased	—	—	1,078,670	—	—	—
Payable for policy-related transactions	128,059	28,677	—	130,911	1,558,955	268

Total liabilities	128,059	28,677	1,078,670	130,911	1,558,955	268

Net Assets	$155,916,791	$67,164,299	$198,979,516	$767,341,046	$2,649,463,769	$6,186,119

Net Assets:
Accumulation unit values	$155,910,666	$67,160,827	$198,979,516	$767,341,046	$2,649,446,151	$6,186,119
Retained by AXA Equitable in Separate Account No. 70	6,125	3,472	—	—	17,618	—

Total Net Assets	$155,916,791	$67,164,299	$198,979,516	$767,341,046	$2,649,463,769	$6,186,119

Investments in shares of the Portfolios, at cost	$114,021,039	$61,366,108	$186,954,627	$671,946,367	$2,383,049,482	$6,210,729

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-14

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	EQ/AB SMALL CAP GROWTH*	EQ/AGGRESSIVE ALLOCATION*	EQ/AGGRESSIVE GROWTH STRATEGY*	EQ/AMERICAN CENTURY MID CAP VALUE*	EQ/AMERICAN CENTURY MODERATE GROWTH ALLOCATION*	EQ/AXA INVESTMENT MANAGERS MODE RATE ALLOCATION*
Assets:
Investments in shares of the Portfolios, at fair value	$83,813,884	$28,495,068	$4,321,786,650	$154,779,741	$25,613,995	$8,431,910
Receivable for shares of the Portfolios sold	—	4,766	238,681	87,579	—	—
Receivable for policy-related transactions	100,206	—	—	—	20,548	117,149

Total assets	83,914,090	28,499,834	4,322,025,331	154,867,320	25,634,543	8,549,059

Liabilities:
Payable for shares of the Portfolios purchased	100,206	—	—	—	20,432	117,117
Payable for policy-related transactions	—	4,767	238,681	87,579	—	—

Total liabilities	100,206	4,767	238,681	87,579	20,432	117,117

Net Assets	$83,813,884	$28,495,067	$4,321,786,650	$154,779,741	$25,614,111	$8,431,942

Net Assets:
Accumulation unit values	$83,813,610	$28,494,366	$4,321,782,984	$154,739,847	$25,614,111	$8,431,942
Retained by AXA Equitable in Separate Account No. 70	274	701	3,666	39,894	—	—

Total Net Assets	$83,813,884	$28,495,067	$4,321,786,650	$154,779,741	$25,614,111	$8,431,942

Investments in shares of the Portfolios, at cost	$87,207,006	$28,144,960	$3,646,420,614	$137,783,342	$24,404,560	$8,077,610

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-15

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	EQ/BALANCED STRATEGY*	EQ/BLACKROCK BASIC VALUE EQUITY*	EQ/CAPITAL GUARDIAN RESEARCH*	EQ/CLEARBRIDGE LARGE CAP GROWTH*	EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY*	EQ/COMMON STOCK INDEX*
Assets:
Investments in shares of the Portfolios, at fair value	$3,038,892,393	$146,753,951	$18,006,900	$84,259,495	$6,123,946	$76,650,639
Receivable for shares of the Portfolios sold	162,833	—	1,613	82,590	228	—
Receivable for policy-related transactions	—	14,034	—	—	—	53,278

Total assets	3,039,055,226	146,767,985	18,008,513	84,342,085	6,124,174	76,703,917

Liabilities:
Payable for shares of the Portfolios purchased	—	14,034	—	—	—	53,278
Payable for policy-related transactions	162,833	—	1,614	82,590	227	—

Total liabilities	162,833	14,034	1,614	82,590	227	53,278

Net Assets	$3,038,892,393	$146,753,951	$18,006,899	$84,259,495	$6,123,947	$76,650,639

Net Assets:
Accumulation unit values	$3,038,878,776	$146,724,818	$17,997,435	$84,256,610	$6,123,947	$76,650,628
Retained by AXA Equitable in Separate Account No. 70	13,617	29,133	9,464	2,885	—	11

Total Net Assets	$3,038,892,393	$146,753,951	$18,006,899	$84,259,495	$6,123,947	$76,650,639

Investments in shares of the Portfolios, at cost	$2,704,216,470	$134,743,397	$16,320,140	$73,429,001	$5,827,822	$65,571,163

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-16

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	EQ/CONSERVATIVE GROWTH STRATEGY*	EQ/CONSERVATIVE STRATEGY*	EQ/CORE BOND INDEX*	EQ/EMERGING MARKETS EQUITY PLUS*	EQ/EQUITY 500 INDEX*	EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP*
Assets:
Investments in shares of the Portfolios, at fair value	$1,375,789,400	$672,358,741	$304,829,421	$8,608,940	$439,309,754	$175,393,546
Receivable for shares of the Portfolios sold	46,664	605,811	276,237	—	36,910	260,208
Receivable for policy-related transactions	—	—	—	760	—	—

Total assets	1,375,836,064	672,964,552	305,105,658	8,609,700	439,346,664	175,653,754

Liabilities:
Payable for shares of the Portfolios purchased	—	—	—	722	—	—
Payable for policy-related transactions	46,665	605,811	276,238	—	36,910	260,208

Total liabilities	46,665	605,811	276,238	722	36,910	260,208

Net Assets	$1,375,789,399	$672,358,741	$304,829,420	$8,608,978	$439,309,754	$175,393,546

Net Assets:
Accumulation unit values	$1,375,781,727	$672,358,443	$304,816,984	$8,608,978	$439,251,177	$175,368,490
Retained by AXA Equitable in Separate Account No. 70	7,672	298	12,436	—	58,577	25,056

Total Net Assets	$1,375,789,399	$672,358,741	$304,829,420	$8,608,978	$439,309,754	$175,393,546

Investments in shares of the Portfolios, at cost	$1,265,956,141	$655,619,472	$302,222,315	$8,374,340	$351,811,607	$152,795,496

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-17

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	EQ/FIRST TRUST MODERATE GROWTH ALLOCATION*	EQ/FRANKLIN BALANCED MANAGED VOLATILITY*	EQ/FRANKLIN RISING DIVIDENDS*	EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY*	EQ/FRANKLIN STRATEGIC INCOME*	EQ/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY*
Assets:
Investments in shares of the Portfolios, at fair value	$24,103,401	$9,674,266	$101,033,517	$10,160,577	$59,232,067	$10,137,277
Receivable for shares of the Portfolios sold	—	—	4,937	406	—	29,376
Receivable for policy-related transactions	152,151	49,119	—	—	30,181	—

Total assets	24,255,552	9,723,385	101,038,454	10,160,983	59,262,248	10,166,653

Liabilities:
Payable for shares of the Portfolios purchased	152,042	49,119	—	—	30,181	—
Payable for policy-related transactions	—	—	4,938	407	—	29,375

Total liabilities	152,042	49,119	4,938	407	30,181	29,375

Net Assets	$24,103,510	$9,674,266	$101,033,516	$10,160,576	$59,232,067	$10,137,278

Net Assets:
Accumulation unit values	$24,103,510	$9,673,619	$101,032,561	$10,159,864	$59,212,248	$10,136,719
Retained by AXA Equitable in Separate Account No. 70	—	647	955	712	19,819	559

Total Net Assets	$24,103,510	$9,674,266	$101,033,516	$10,160,576	$59,232,067	$10,137,278

Investments in shares of the Portfolios, at cost	$23,169,768	$9,190,138	$86,407,542	$10,167,494	$58,901,753	$10,692,288

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-18

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	EQ/GLOBAL BOND PLUS*	EQ/GLOBAL EQUITY MANAGED VOLATILITY*	EQ/GOLDMAN SACHS GROWTH ALLOCATION*	EQ/GOLDMAN SACHS MID CAP VALUE*	EQ/GOLDMAN SACHS MODERATE GROWTH ALLOCATION*	EQ/GROWTH STRATEGY*
Assets:
Investments in shares of the Portfolios, at fair value	$7,736,564	$14,577,782	$67,113,370	$28,069,779	$660,492,475	$4,807,352,526
Receivable for shares of the Portfolios sold	8,029	—	—	23,711	—	—
Receivable for policy-related transactions	—	2,951	204,098	—	399,463	384,360

Total assets	7,744,593	14,580,733	67,317,468	28,093,490	660,891,938	4,807,736,886

Liabilities:
Payable for shares of the Portfolios purchased	—	2,951	203,785	—	399,204	384,360
Payable for policy-related transactions	8,030	—	—	23,711	—	—

Total liabilities	8,030	2,951	203,785	23,711	399,204	384,360

Net Assets	$7,736,563	$14,577,782	$67,113,683	$28,069,779	$660,492,734	$4,807,352,526

Net Assets:
Accumulation unit values	$7,736,149	$14,577,396	$67,113,683	$28,055,993	$660,492,734	$4,807,344,630
Retained by AXA Equitable in Separate Account No. 70	414	386	—	13,786	—	7,896

Total Net Assets	$7,736,563	$14,577,782	$67,113,683	$28,069,779	$660,492,734	$4,807,352,526

Investments in shares of the Portfolios, at cost	$7,659,751	$12,646,930	$64,515,503	$24,428,431	$632,325,961	$4,104,190,830

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-19

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	EQ/INTERMEDIATE GOVERNMENT BOND*	EQ/INTERNATIONAL CORE MANAGED VOLATILITY*	EQ/INTERNATIONAL EQUITY INDEX*	EQ/INTERNATIONAL MANAGED VOLATILITY*	EQ/INTERNATIONAL VALUE MANAGED VOLATILITY*	EQ/INVESCO COMSTOCK*
Assets:
Investments in shares of the Portfolios, at fair value	$112,960,596	$12,657,189	$52,233,876	$90,138,672	$2,524,148	$53,053,580
Receivable for shares of the Portfolios sold	—	766	—	57,680	99	—
Receivable for policy-related transactions	7,414	—	10,623	—	—	128,539

Total assets	112,968,010	12,657,955	52,244,499	90,196,352	2,524,247	53,182,119

Liabilities:
Payable for shares of the Portfolios purchased	7,414	—	10,610	—	—	128,539
Payable for policy-related transactions	—	766	—	57,680	99	—

Total liabilities	7,414	766	10,610	57,680	99	128,539

Net Assets	$112,960,596	$12,657,189	$52,233,889	$90,138,672	$2,524,148	$53,053,580

Net Assets:
Accumulation unit values	$112,958,502	$12,654,674	$52,233,889	$90,135,569	$2,523,781	$53,052,437
Retained by AXA Equitable in Separate Account No. 70	2,094	2,515	—	3,103	367	1,143

Total Net Assets	$112,960,596	$12,657,189	$52,233,889	$90,138,672	$2,524,148	$53,053,580

Investments in shares of the Portfolios, at cost	$112,262,525	$11,393,278	$49,259,034	$81,184,828	$2,375,633	$48,794,340

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-20

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	EQ/INVESCO GLOBAL REAL ESTATE*	EQ/INVESCO INTERNATIONAL GROWTH*	EQ/INVESCO MODERATE ALLOCATION*	EQ/INVESCO MODERATE GROWTH ALLOCATION*	EQ/JANUS ENTERPRISE*	EQ/JPMORGAN GROWTH ALLOCATION*
Assets:
Investments in shares of the Portfolios, at fair value	$72,931,021	$48,251,322	$305,532,496	$29,905,565	$69,290,111	$165,453,711
Receivable for shares of the Portfolios sold	6,313	—	—	—	—	—
Receivable for policy-related transactions	—	4,022	96,197	38,166	26,819	174,176

Total assets	72,937,334	48,255,344	305,628,693	29,943,731	69,316,930	165,627,887

Liabilities:
Payable for shares of the Portfolios purchased	—	3,959	96,102	37,978	26,819	173,959
Payable for policy-related transactions	6,313	—	—	—	—	—

Total liabilities	6,313	3,959	96,102	37,978	26,819	173,959

Net Assets	$72,931,021	$48,251,385	$305,532,591	$29,905,753	$69,290,111	$165,453,928

Net Assets:
Accumulation unit values	$72,930,217	$48,251,385	$305,532,591	$29,905,753	$69,289,277	$165,453,928
Retained by AXA Equitable in Separate Account No. 70	804	—	—	—	834	—

Total Net Assets	$72,931,021	$48,251,385	$305,532,591	$29,905,753	$69,290,111	$165,453,928

Investments in shares of the Portfolios, at cost	$67,268,899	$41,515,578	$276,120,171	$29,284,783	$59,396,852	$157,021,957

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-21

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	EQ/JPMORGAN VALUE OPPORTUNITIES*	EQ/LARGE CAP CORE MANAGED VOLATILITY*	EQ/LARGE CAP GROWTH INDEX*	EQ/LARGE CAP GROWTH MANAGED VOLATILITY*	EQ/LARGE CAP VALUE INDEX*	EQ/LARGE CAP VALUE MANAGED VOLATILITY*
Assets:
Investments in shares of the Portfolios, at fair value	$25,301,301	$9,561,712	$105,673,485	$25,359,364	$59,395,947	$24,172,520
Receivable for shares of the Portfolios sold	—	1,135	—	21,797	—	1,964
Receivable for policy-related transactions	2,659	—	22,731	—	12,359	—

Total assets	25,303,960	9,562,847	105,696,216	25,381,161	59,408,306	24,174,484

Liabilities:
Payable for shares of the Portfolios purchased	2,659	—	22,663	—	12,359	—
Payable for policy-related transactions	—	1,135	—	21,796	—	1,964

Total liabilities	2,659	1,135	22,663	21,796	12,359	1,964

Net Assets	$25,301,301	$9,561,712	$105,673,553	$25,359,365	$59,395,947	$24,172,520

Net Assets:
Accumulation unit values	$25,301,024	$9,560,936	$105,673,553	$25,357,598	$59,363,747	$24,172,245
Retained by AXA Equitable in Separate Account No. 70	277	776	—	1,767	32,200	275

Total Net Assets	$25,301,301	$9,561,712	$105,673,553	$25,359,365	$59,395,947	$24,172,520

Investments in shares of the Portfolios, at cost	$24,317,715	$8,553,539	$89,045,478	$21,650,189	$56,748,817	$22,030,586

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-22

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	EQ/LAZARD EMERGING MARKETS EQUITY*	EQ/LEGG MASON GROWTH ALLOCATION*	EQ/LEGG MASON MODERATE ALLOCATION*	EQ/LOOMIS SAYLES GROWTH*	EQ/MFS INTERNATIONAL GROWTH*	EQ/MFS INTERNATIONAL VALUE*
Assets:
Investments in shares of the Portfolios, at fair value	$86,804,078	$24,039,741	$207,872,751	$95,466,509	$71,013,716	$245,460,421
Receivable for shares of the Portfolios sold	—	—	19,057	—	—	118,934
Receivable for policy-related transactions	2,206	15,885	—	176,228	74,973	—

Total assets	86,806,284	24,055,626	207,891,808	95,642,737	71,088,689	245,579,355

Liabilities:
Payable for shares of the Portfolios purchased	2,206	15,788	—	176,229	74,965	—
Payable for policy-related transactions	—	—	18,992	—	—	118,933

Total liabilities	2,206	15,788	18,992	176,229	74,965	118,933

Net Assets	$86,804,078	$24,039,838	$207,872,816	$95,466,508	$71,013,724	$245,460,422

Net Assets:
Accumulation unit values	$86,792,020	$24,039,838	$207,872,816	$95,446,226	$71,013,724	$245,447,505
Retained by AXA Equitable in Separate Account No. 70	12,058	—	—	20,282	—	12,917

Total Net Assets	$86,804,078	$24,039,838	$207,872,816	$95,466,508	$71,013,724	$245,460,422

Investments in shares of the Portfolios, at cost	$77,478,016	$22,957,186	$202,002,607	$82,698,781	$65,179,237	$206,822,191

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-23

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	EQ/MFS MID CAP FOCUSED GROWTH*	EQ/MFS TECHNOLOGY*	EQ/MFS UTILITIES SERIES*	EQ/MID CAP INDEX*	EQ/MID CAP VALUE MANAGED VOLATILITY*	EQ/MODERATE ALLOCATION*
Assets:
Investments in shares of the Portfolios, at fair value	$76,772,890	$44,874,905	$61,086,433	$104,164,588	$17,345,343	$177,754,312
Receivable for shares of the Portfolios sold	16,054	—	—	—	4,265	—
Receivable for policy-related transactions	—	16,093	67,252	24,317	—	155,036

Total assets	76,788,944	44,890,998	61,153,685	104,188,905	17,349,608	177,909,348

Liabilities:
Payable for shares of the Portfolios purchased	—	16,093	67,252	24,317	—	159,308
Payable for policy-related transactions	16,054	—	—	—	4,264	—

Total liabilities	16,054	16,093	67,252	24,317	4,264	159,308

Net Assets	$76,772,890	$44,874,905	$61,086,433	$104,164,588	$17,345,344	$177,750,040

Net Assets:
Accumulation unit values	$76,771,720	$44,874,649	$61,085,450	$104,111,269	$17,344,841	$177,674,591
Retained by AXA Equitable in Separate Account No. 70	1,170	256	983	53,319	503	75,449

Total Net Assets	$76,772,890	$44,874,905	$61,086,433	$104,164,588	$17,345,344	$177,750,040

Investments in shares of the Portfolios, at cost	$63,364,509	$37,699,715	$53,281,580	$103,045,842	$16,966,209	$177,772,079

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-24

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	EQ/MODERATE GROWTH STRATEGY*	EQ/MODERATE- PLUS ALLOCATION*	EQ/MONEY MARKET*	EQ/OPPENHEIMER GLOBAL*	EQ/PIMCO GLOBAL REAL RETURN*	EQ/PIMCO REAL RETURN*
Assets:
Investments in shares of the Portfolios, at fair value	$6,327,582,645	$68,930,736	$146,106,157	$90,455,717	$28,579,447	$45,626,557
Receivable for shares of the Portfolios sold	595,120	22,405	—	340,161	—	13,823
Receivable for policy-related transactions	—	—	362,867	—	10,312	—

Total assets	6,328,177,765	68,953,141	146,469,024	90,795,878	28,589,759	45,640,380

Liabilities:
Payable for shares of the Portfolios purchased	—	—	362,867	—	10,232	—
Payable for policy-related transactions	595,120	22,405	—	340,161	—	13,823

Total liabilities	595,120	22,405	362,867	340,161	10,232	13,823

Net Assets	$6,327,582,645	$68,930,736	$146,106,157	$90,455,717	$28,579,527	$45,626,557

Net Assets:
Accumulation unit values	$6,327,553,094	$68,917,361	$146,079,851	$90,455,331	$28,579,527	$45,583,853
Retained by AXA Equitable in Separate Account No. 70	29,551	13,375	26,306	386	—	42,704

Total Net Assets	$6,327,582,645	$68,930,736	$146,106,157	$90,455,717	$28,579,527	$45,626,557

Investments in shares of the Portfolios, at cost	$5,408,060,711	$68,764,834	$146,109,375	$71,542,528	$28,460,197	$43,718,570

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-25

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	EQ/PIMCO TOTAL RETURN*	EQ/PIMCO ULTRA SHORT BOND*	EQ/QUALITY BOND PLUS*	EQ/SCIENCE AND TECHNOLOGY*	EQ/SMALL COMPANY INDEX*	EQ/T. ROWE PRICE GROWTH STOCK*
Assets:
Investments in shares of the Portfolios, at fair value	$190,593,706	$43,365,471	$25,403,857	$111,498,890	$69,352,042	$293,946,687
Receivable for shares of the Portfolios sold	—	—	—	89,284	—	91,109
Receivable for policy-related transactions	114,070	42,445	31,464	—	751	—

Total assets	190,707,776	43,407,916	25,435,321	111,588,174	69,352,793	294,037,796

Liabilities:
Payable for shares of the Portfolios purchased	114,070	42,445	31,464	—	751	—
Payable for policy-related transactions	—	—	—	89,284	—	91,108

Total liabilities	114,070	42,445	31,464	89,284	751	91,108

Net Assets	$190,593,706	$43,365,471	$25,403,857	$111,498,890	$69,352,042	$293,946,688

Net Assets:
Accumulation unit values	$190,585,423	$43,351,545	$25,403,347	$111,495,943	$69,294,122	$293,945,773
Retained by AXA Equitable in Separate Account No. 70	8,283	13,926	510	2,947	57,920	915

Total Net Assets	$190,593,706	$43,365,471	$25,403,857	$111,498,890	$69,352,042	$293,946,688

Investments in shares of the Portfolios, at cost	$184,688,116	$43,849,131	$25,067,132	$89,463,788	$71,574,000	$237,564,007

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-26

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	EQ/T. ROWE PRICE HEALTH SCIENCES*	EQ/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY*	EQ/UBS GROWTH & INCOME*	EQ/ULTRA CONSERVATIVE STRATEGY*	EQ/WELLINGTON ENERGY*	FEDERATED HIGH INCOME BOND FUND II
Assets:
Investments in shares of the Portfolios, at fair value	$174,143,862	$16,100,698	$7,036,090	$464,442,421	$20,681,462	$27,227,246
Receivable for shares of the Portfolios sold	131,953	6,168	12,242	—	—	—
Receivable for policy-related transactions	—	—	—	346,965	14,393	18,486

Total assets	174,275,815	16,106,866	7,048,332	464,789,386	20,695,855	27,245,732

Liabilities:
Payable for shares of the Portfolios purchased	—	—	—	346,966	14,294	18,486
Payable for policy-related transactions	131,953	6,167	12,242	—	—	—

Total liabilities	131,953	6,167	12,242	346,966	14,294	18,486

Net Assets	$174,143,862	$16,100,699	$7,036,090	$464,442,420	$20,681,561	$27,227,246

Net Assets:
Accumulation unit values	$174,142,410	$16,099,643	$7,035,362	$464,435,022	$20,681,561	$27,226,989
Retained by AXA Equitable in Separate Account No. 70	1,452	1,056	728	7,398	—	257

Total Net Assets	$174,143,862	$16,100,699	$7,036,090	$464,442,420	$20,681,561	$27,227,246

Investments in shares of the Portfolios, at cost	$150,986,953	$15,878,495	$6,048,968	$466,202,786	$28,725,054	$26,936,157

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-27

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	FEDERATED KAUFMANN FUND II	FIDELITY® VIP ASSET MANAGER: GROWTH PORTFOLIO	FIDELITY® VIP FREEDOM 2015 PORTFOLIO	FIDELITY® VIP FREEDOM 2020 PORTFOLIO	FIDELITY® VIP FREEDOM 2025 PORTFOLIO	FIDELITY® VIP FREEDOM 2030 PORTFOLIO
Assets:
Investments in shares of the Portfolios, at fair value	$21,658,089	$664,853	$587,507	$1,328,308	$1,580,901	$1,069,496
Receivable for shares of the Portfolios sold	—	26	24	52	61	71,987
Receivable for policy-related transactions	49,192	—	—	—	—	—

Total assets	21,707,281	664,879	587,531	1,328,360	1,580,962	1,141,483

Liabilities:
Payable for shares of the Portfolios purchased	49,192	—	—	—	—	—
Payable for policy-related transactions	—	26	24	52	61	71,987

Total liabilities	49,192	26	24	52	61	71,987

Net Assets	$21,658,089	$664,853	$587,507	$1,328,308	$1,580,901	$1,069,496

Net Assets:
Accumulation unit values	$21,657,126	$664,478	$587,154	$1,327,985	$1,580,576	$1,069,132
Retained by AXA Equitable in Separate Account No. 70	963	375	353	323	325	364

Total Net Assets	$21,658,089	$664,853	$587,507	$1,328,308	$1,580,901	$1,069,496

Investments in shares of the Portfolios, at cost	$19,341,265	$624,470	$557,735	$1,219,510	$1,351,472	$953,401

The accompanying notes are an integral part of these financial statements.

FSA-28

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	FIDELITY® VIP MID CAP PORTFOLIO	FIDELITY® VIP STRATEGIC INCOME PORTFOLIO	FIRST TRUST MULTI INCOME ALLOCATION PORTFOLIO	FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO	FRANKLIN ALLOCATION VIP FUND	FRANKLIN INCOME VIP FUND
Assets:
Investments in shares of the Portfolios, at fair value	$87,643,296	$151,335,858	$6,110,504	$63,555,022	$21,389,262	$104,757,659
Receivable for shares of the Portfolios sold	1,523	—	218	12,971	—	86,119
Receivable for policy-related transactions	—	140,697	—	—	417	—

Total assets	87,644,819	151,476,555	6,110,722	63,567,993	21,389,679	104,843,778

Liabilities:
Payable for shares of the Portfolios purchased	—	140,652	—	—	417	—
Payable for policy-related transactions	1,522	—	179	12,972	—	86,119

Total liabilities	1,522	140,652	179	12,972	417	86,119

Net Assets	$87,643,297	$151,335,903	$6,110,543	$63,555,021	$21,389,262	$104,757,659

Net Assets:
Accumulation unit values	$87,621,716	$151,335,903	$6,110,543	$63,554,921	$21,388,846	$104,757,437
Retained by AXA Equitable in Separate Account No. 70	21,581	—	—	100	416	222

Total Net Assets	$87,643,297	$151,335,903	$6,110,543	$63,555,021	$21,389,262	$104,757,659

Investments in shares of the Portfolios, at cost	$89,103,217	$150,186,982	$5,771,918	$58,071,247	$21,772,897	$101,542,933

The accompanying notes are an integral part of these financial statements.

FSA-29

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	FRANKLIN MUTUAL SHARES VIP FUND	GUGGENHEIM VIF GLOBAL MANAGED FUTURES STRATEGY FUND	GUGGENHEIM VIF MULTI-HEDGE STRATEGIES FUND	HARTFORD CAPITAL APPRECIATION HLS FUND	HARTFORD GROWTH OPPORTUNITIES HLS FUND	INVESCO V.I. AMERICAN FRANCHISE FUND
Assets:
Investments in shares of the Portfolios, at fair value	$12,460,118	$2,732,960	$543,943	$20,411,823	$52,514,401	$597,743
Receivable for shares of the Portfolios sold	461	—	22	13,448	14,323	23
Receivable for policy-related transactions	—	1,875	—	—	—	—

Total assets	12,460,579	2,734,835	543,965	20,425,271	52,528,724	597,766

Liabilities:
Payable for shares of the Portfolios purchased	—	1,875	—	—	—	—
Payable for policy-related transactions	461	—	22	13,449	14,323	23

Total liabilities	461	1,875	22	13,449	14,323	23

Net Assets	$12,460,118	$2,732,960	$543,943	$20,411,822	$52,514,401	$597,743

Net Assets:
Accumulation unit values	$12,458,121	$2,732,574	$543,882	$20,411,764	$52,514,189	$544,204
Retained by AXA Equitable in Separate Account No. 70	1,997	386	61	58	212	53,539

Total Net Assets	$12,460,118	$2,732,960	$543,943	$20,411,822	$52,514,401	$597,743

Investments in shares of the Portfolios, at cost	$13,141,650	$2,711,057	$533,257	$20,050,382	$53,831,705	$561,804

The	accompanying notes are an integral part of these financial statements.

FSA-30

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	INVESCO V.I. BALANCED-RISK ALLOCATION FUND	INVESCO V.I. DIVERSIFIED DIVIDEND FUND	INVESCO V.I. EQUITY AND INCOME FUND	INVESCO V.I. HEALTH CARE FUND	INVESCO V.I. HIGH YIELD FUND	INVESCO V.I. MID CAP CORE EQUITY FUND
Assets:
Investments in shares of the Portfolios, at fair value	$12,146,966	$69,098,400	$19,492,084	$7,860,882	$47,392,219	$12,442,915
Receivable for shares of the Portfolios sold	831	154,892	—	—	4,640	21,820
Receivable for policy-related transactions	—	—	20,759	9,296	—	—

Total assets	12,147,797	69,253,292	19,512,843	7,870,178	47,396,859	12,464,735

Liabilities:
Payable for shares of the Portfolios purchased	—	—	20,747	9,296	—	—
Payable for policy-related transactions	831	154,892	—	—	4,640	21,820

Total liabilities	831	154,892	20,747	9,296	4,640	21,820

Net Assets	$12,146,966	$69,098,400	$19,492,096	$7,860,882	$47,392,219	$12,442,915

Net Assets:
Accumulation unit values	$12,146,961	$69,097,466	$19,492,096	$7,845,904	$47,392,175	$12,442,434
Retained by AXA Equitable in Separate Account No. 70	5	934	—	14,978	44	481

Total Net Assets	$12,146,966	$69,098,400	$19,492,096	$7,860,882	$47,392,219	$12,442,915

Investments in shares of the Portfolios, at cost	$12,090,437	$64,889,124	$19,484,133	$6,968,940	$47,680,089	$13,299,836

The accompanying notes are an integral part of these financial statements.

FSA-31

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	INVESCO V.I. SMALL CAP EQUITY FUND	IVY VIP ASSET STRATEGY	IVY VIP GLOBAL EQUITY INCOME	IVY VIP HIGH INCOME	IVY VIP NATURAL RESOURCES	IVY VIP SMALL CAP GROWTH
Assets:
Investments in shares of the Portfolios, at fair value	$22,455,585	$34,476,095	$12,635,247	$124,970,478	$6,477,587	$34,021,455
Receivable for shares of the Portfolios sold	2,122	7,684	501	—	7,858	88,008
Receivable for policy-related transactions	—	—	—	21,573	—	—

Total assets	22,457,707	34,483,779	12,635,748	124,992,051	6,485,445	34,109,463

Liabilities:
Payable for shares of the Portfolios purchased	—	—	—	21,573	—	—
Payable for policy-related transactions	2,122	7,684	500	—	7,858	88,008

Total liabilities	2,122	7,684	500	21,573	7,858	88,008

Net Assets	$22,455,585	$34,476,095	$12,635,248	$124,970,478	$6,477,587	$34,021,455

Net Assets:
Accumulation unit values	$22,455,562	$34,474,702	$12,634,042	$124,961,519	$6,472,875	$33,927,251
Retained by AXA Equitable in Separate Account No. 70	23	1,393	1,206	8,959	4,712	94,204

Total Net Assets	$22,455,585	$34,476,095	$12,635,248	$124,970,478	$6,477,587	$34,021,455

Investments in shares of the Portfolios, at cost	$23,991,971	$34,162,454	$14,750,566	$129,696,752	$7,559,558	$37,431,974

The accompanying notes are an integral part of these financial statements.

FSA-32

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	JANUS HENDERSON BALANCED PORTFOLIO	JANUS HENDERSON FLEXIBLE BOND PORTFOLIO	JANUS HENDERSON U.S. LOW VOLATILITY PORTFOLIO	JPMORGAN INSURANCE TRUST GLOBAL ALLOCATION PORTFOLIO	JPMORGAN INSURANCE TRUST INCOME BUILDER PORTFOLIO	LORD ABBETT SERIES FUND — BOND DEBENTURE PORTFOLIO
Assets:
Investments in shares of the Portfolios, at fair value	$149,061,741	$30,823,563	$17,817,975	$24,992,062	$26,404,358	$153,267,156
Receivable for shares of the Portfolios sold	—	8,168	1,269	846	904	79,490
Receivable for policy-related transactions	1,708,064	—	—	—	—	—

Total assets	150,769,805	30,831,731	17,819,244	24,992,908	26,405,262	153,346,646

Liabilities:
Payable for shares of the Portfolios purchased	1,707,857	—	—	—	—	—
Payable for policy-related transactions	—	8,165	1,259	774	894	79,490

Total liabilities	1,707,857	8,165	1,259	774	894	79,490

Net Assets	$149,061,948	$30,823,566	$17,817,985	$24,992,134	$26,404,368	$153,267,156

Net Assets:
Accumulation unit values	$149,061,948	$30,823,566	$17,817,985	$24,992,134	$26,404,368	$153,267,116
Retained by AXA Equitable in Separate Account No. 70	—	—	—	—	—	40

Total Net Assets	$149,061,948	$30,823,566	$17,817,985	$24,992,134	$26,404,368	$153,267,156

Investments in shares of the Portfolios, at cost	$130,947,554	$30,319,290	$15,601,595	$22,699,330	$24,922,577	$153,179,425

The accompanying notes are an integral part of these financial statements.

FSA-33

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	LORD ABBETT SERIES FUND - GROWTH OPPORTUNITIES PORTFOLIO	MFS® INVESTORS TRUST SERIES	MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO	MFS® RESEARCH SERIES	MFS® VALUE SERIES	MULTIMANAGER AGGRESSIVE EQUITY*
Assets:
Investments in shares of the Portfolios, at fair value	$4,687,845	$15,345,638	$19,803,264	$3,212,304	$35,850,041	$21,051,652
Receivable for shares of the Portfolios sold	403	670	—	—	1,215	—
Receivable for policy-related transactions	—	—	163,573	22,691	—	3,125

Total assets	4,688,248	15,346,308	19,966,837	3,234,995	35,851,256	21,054,777

Liabilities:
Payable for shares of the Portfolios purchased	—	—	163,573	22,691	—	3,125
Payable for policy-related transactions	404	670	—	—	1,208	—

Total liabilities	404	670	163,573	22,691	1,208	3,125

Net Assets	$4,687,844	$15,345,638	$19,803,264	$3,212,304	$35,850,048	$21,051,652

Net Assets:
Accumulation unit values	$4,686,454	$15,345,607	$19,802,333	$3,212,256	$35,850,048	$20,992,473
Retained by AXA Equitable in Separate Account No. 70	1,390	31	931	48	—	59,179

Total Net Assets	$4,687,844	$15,345,638	$19,803,264	$3,212,304	$35,850,048	$21,051,652

Investments in shares of the Portfolios, at cost	$4,410,746	$13,157,788	$16,105,919	$3,058,155	$33,752,684	$17,582,546

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-34

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	MULTIMANAGER CORE BOND*	MULTIMANAGER MID CAP GROWTH*	MULTIMANAGER MID CAP VALUE*	MULTIMANAGER TECHNOLOGY*	NEUBERGER BERMAN INTERNATIONAL EQUITY PORTFOLIO	NEUBERGER BERMAN U.S. EQUITY INDEX PUTWRITE STRATEGY PORTFOLIO
Assets:
Investments in shares of the Portfolios, at fair value	$103,098,831	$22,724,530	$10,908,712	$70,865,011	$4,470,392	$2,999,190
Receivable for shares of the Portfolios sold	88,940	7,361	426	—	5	105
Receivable for policy-related transactions	—	—	—	6,875	—	—

Total assets	103,187,771	22,731,891	10,909,138	70,871,886	4,470,397	2,999,295

Liabilities:
Payable for shares of the Portfolios purchased	—	—	—	6,852	—	—
Payable for policy-related transactions	88,940	7,361	425	—	5	31

Total liabilities	88,940	7,361	425	6,852	5	31

Net Assets	$103,098,831	$22,724,530	$10,908,713	$70,865,034	$4,470,392	$2,999,264

Net Assets:
Accumulation unit values	$103,067,408	$22,723,882	$10,908,266	$70,865,034	$4,470,392	$2,999,264
Retained by AXA Equitable in Separate Account No. 70	31,423	648	447	—	—	—

Total Net Assets	$103,098,831	$22,724,530	$10,908,713	$70,865,034	$4,470,392	$2,999,264

Investments in shares of the Portfolios, at cost	$101,872,279	$21,466,049	$10,616,453	$63,858,117	$3,977,609	$2,792,650

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-35

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	PIMCO COMMODITYREAL RETURN® STRATEGY PORTFOLIO	PIMCO EMERGING MARKETS BOND PORTFOLIO	PIMCO GLOBAL BOND OPPORTUNITIES PORTFOLIO (UNHEDGED)	PIMCO GLOBAL MANAGED ASSET ALLOCATION PORTFOLIO	PIMCO INCOME PORTFOLIO	PROFUND VP BEAR
Assets:
Investments in shares of the Portfolios, at fair value	$16,170,784	$17,445,305	$5,463,726	$2,818,274	$12,787,957	$65,619
Receivable for shares of the Portfolios sold	—	392	176	740	—	3
Receivable for policy-related transactions	9,377	—	—	—	39,284	—

Total assets	16,180,161	17,445,697	5,463,902	2,819,014	12,827,241	65,622

Liabilities:
Payable for shares of the Portfolios purchased	9,377	—	—	—	39,026	—
Payable for policy-related transactions	—	392	177	740	—	3

Total liabilities	9,377	392	177	740	39,026	3

Net Assets	$16,170,784	$17,445,305	$5,463,725	$2,818,274	$12,788,215	$65,619

Net Assets:
Accumulation unit values	$16,150,239	$17,422,117	$5,463,638	$2,818,204	$12,788,215	$64,728
Retained by AXA Equitable in Separate Account No. 70	20,545	23,188	87	70	—	891

Total Net Assets	$16,170,784	$17,445,305	$5,463,725	$2,818,274	$12,788,215	$65,619

Investments in shares of the Portfolios, at cost	$18,753,422	$16,909,913	$5,662,714	$2,694,625	$12,624,319	$83,759

The accompanying notes are an integral part of these financial statements.

FSA-36

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	PROFUND VP BIOTECHNOLOGY	PUTNAM VT DIVERSIFIED INCOME FUND	PUTNAM VT GLOBAL ASSET ALLOCATION FUND	PUTNAM VT MULTI-ASSET ABSOLUTE RETURN FUND	PUTNAM VT RESEARCH FUND	QS LEGG MASON DYNAMIC MULTI- STRATEGY VIT PORTFOLIO
Assets:
Investments in shares of the Portfolios, at fair value	$41,626,164	$29,311,485	$4,700,410	$2,303,953	$1,915,504	$4,245,000
Receivable for shares of the Portfolios sold	100,575	—	2,152	1,579	59	8,373
Receivable for policy-related transactions	—	4,956	—	—	—	—

Total assets	41,726,739	29,316,441	4,702,562	2,305,532	1,915,563	4,253,373

Liabilities:
Payable for shares of the Portfolios purchased	—	4,940	—	—	—	—
Payable for policy-related transactions	100,576	—	2,143	1,548	1	8,352

Total liabilities	100,576	4,940	2,143	1,548	1	8,352

Net Assets	$41,626,163	$29,311,501	$4,700,419	$2,303,984	$1,915,562	$4,245,021

Net Assets:
Accumulation unit values	$41,615,298	$29,311,501	$4,700,419	$2,303,984	$1,915,562	$4,245,021
Retained by AXA Equitable in Separate Account No. 70	10,865	—	—	—	—	—

Total Net Assets	$41,626,163	$29,311,501	$4,700,419	$2,303,984	$1,915,562	$4,245,021

Investments in shares of the Portfolios, at cost	$37,381,107	$28,201,278	$4,612,229	$2,319,092	$1,705,814	$3,920,868

The accompanying notes are an integral part of these financial statements.

FSA-37

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	SEI VP BALANCED STRATEGY FUND	SEI VP CONSERVATIVE STRATEGY FUND	SEI VP MARKET GROWTH STRATEGY FUND	SEI VP MARKET PLUS STRATEGY FUND	SEI VP MODERATE STRATEGY FUND	T. ROWE PRICE EQUITY INCOME PORTFOLIO
Assets:
Investments in shares of the Portfolios, at fair value	$7,291,288	$10,347,483	$6,748,413	$2,151,074	$8,677,616	$16,615,073
Receivable for shares of the Portfolios sold	248	—	225	72	291	—
Receivable for policy-related transactions	—	31,214	—	—	—	1,105

Total assets	7,291,536	10,378,697	6,748,638	2,151,146	8,677,907	16,616,178

Liabilities:
Payable for shares of the Portfolios purchased	—	31,214	—	—	—	1,003
Payable for policy-related transactions	248	—	225	72	291	—

Total liabilities	248	31,214	225	72	291	1,003

Net Assets	$7,291,288	$10,347,483	$6,748,413	$2,151,074	$8,677,616	$16,615,175

Net Assets:
Accumulation unit values	$7,290,403	$10,347,413	$6,748,268	$2,151,054	$8,676,520	$16,615,175
Retained by AXA Equitable in Separate Account No. 70	885	70	145	20	1,096	—

Total Net Assets	$7,291,288	$10,347,483	$6,748,413	$2,151,074	$8,677,616	$16,615,175

Investments in shares of the Portfolios, at cost	$6,962,550	$10,212,142	$6,248,064	$2,088,291	$8,450,677	$16,947,948

The accompanying notes are an integral part of these financial statements.

FSA-38

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	TEMPLETON DEVELOPING MARKETS VIP FUND	TEMPLETON FOREIGN VIP FUND	TEMPLETON GLOBAL BOND VIP FUND	TEMPLETON GROWTH VIP FUND	VANECK VIP GLOBAL HARD ASSETS FUND	VANECK VIP UNCONSTRAINED EMERGING MARKETS BOND FUND
Assets:
Investments in shares of the Portfolios, at fair value	$13,439,929	$6,128,376	$123,768,679	$1,293,738	$16,278,167	$976,915
Receivable for shares of the Portfolios sold	892	8,731	11,303	49	4,168	—
Receivable for policy-related transactions	—	—	—	—	—	571

Total assets	13,440,821	6,137,107	123,779,982	1,293,787	16,282,335	977,486

Liabilities:
Payable for shares of the Portfolios purchased	—	—	—	—	—	571
Payable for policy-related transactions	892	8,731	11,303	48	4,168	—

Total liabilities	892	8,731	11,303	48	4,168	571

Net Assets	$13,439,929	$6,128,376	$123,768,679	$1,293,739	$16,278,167	$976,915

Net Assets:
Accumulation unit values	$13,390,801	$6,126,011	$123,763,035	$1,293,312	$16,261,254	$976,841
Retained by AXA Equitable in Separate Account No. 70	49,128	2,365	5,644	427	16,913	74

Total Net Assets	$13,439,929	$6,128,376	$123,768,679	$1,293,739	$16,278,167	$976,915

Investments in shares of the Portfolios, at cost	$11,339,170	$6,347,123	$131,143,256	$1,543,750	$19,207,961	$940,003

The accompanying notes are an integral part of these financial statements.

FSA-39

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

The following table provides the Portfolio shares held by the Variable Investment Options of the Account:

	Share Class**	Portfolio Shares Held
1290 VT CONVERTIBLE SECURITIES	IB	805,337
1290 VT CONVERTIBLE SECURITIES	K	477,459

1290 VT DOUBLELINE DYNAMIC ALLOCATION	IB	1,527,525

1290 VT DOUBLELINE OPPORTUNISTIC BOND	IB	2,998,193

1290 VT ENERGY	IB	632,753
1290 VT ENERGY	K	98,661

1290 VT EQUITY INCOME	IA	4,674,943
1290 VT EQUITY INCOME	IB	1,823,099

1290 VT GAMCO MERGERS & ACQUISITIONS	IA	895,483
1290 VT GAMCO MERGERS & ACQUISITIONS	IB	602,310

1290 VT GAMCO SMALL COMPANY VALUE	IA	3,774,908
1290 VT GAMCO SMALL COMPANY VALUE	IB	970,674

1290 VT HIGH YIELD BOND	IB	2,057,025

1290 VT LOW VOLATILITY GLOBAL EQUITY	IB	285,752

1290 VT MICRO CAP	IB	84,712

1290 VT MODERATE GROWTH ALLOCATION	IB	1,733,586

1290 VT MULTI-ALTERNATIVE STRATEGIES	IB	51,795

1290 VT NATURAL RESOURCES	IB	920,948

1290 VT REAL ESTATE	IB	1,371,959

1290 VT SMALL CAP VALUE	IB	154,508

1290 VT SMARTBETA EQUITY	IB	850,434
1290 VT SMARTBETA EQUITY	K	603,119

1290 VT SOCIALLY RESPONSIBLE	IB	684,514

7TWELVETM BALANCED PORTFOLIO	CLASS 4	4,369,254

AB VPS BALANCED WEALTH STRATEGY PORTFOLIO	CLASS B	402,407

AB VPS GLOBAL THEMATIC GROWTH PORTFOLIO	CLASS B	59,938

AB VPS GROWTH AND INCOME PORTFOLIO	CLASS B	514,778

AB VPS INTERNATIONAL GROWTH PORTFOLIO	CLASS B	333,196

AB VPS SMALL/MID CAP VALUE PORTFOLIO	CLASS B	339,426

ALL ASSET GROWTH-ALT 20	IA	1,378,949
ALL ASSET GROWTH-ALT 20	IB	608,754

ALPS | RED ROCKS LISTED PRIVATE EQUITY PORTFOLIO	CLASS III	341,516

AMERICAN CENTURY VP INFLATION PROTECTION FUND	CLASS II	853,554

AMERICAN CENTURY VP LARGE COMPANY VALUE	CLASS II	120,309

AMERICAN FUNDS INSURANCE SERIES® ASSET ALLOCATION FUNDSM	CLASS 4	4,129,688

AMERICAN FUNDS INSURANCE SERIES® BOND FUNDSM	CLASS 4	3,491,162

AMERICAN FUNDS INSURANCE SERIES® GLOBAL GROWTH FUNDSM	CLASS 4	539,863

AMERICAN FUNDS INSURANCE SERIES® GLOBAL SMALL CAPITALIZATION FUNDSM	CLASS 4	834,525

AMERICAN FUNDS INSURANCE SERIES® GROWTH-INCOME FUNDSM	CLASS 4	585,335

The accompanying notes are an integral part of these financial statements.

FSA-40

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	Share Class**	Portfolio Shares Held

AMERICAN FUNDS INSURANCE SERIES® INTERNATIONAL GROWTH AND INCOME FUNDSM	CLASS 4	541,339

AMERICAN FUNDS INSURANCE SERIES® MANAGED RISK ASSET ALLOCATION FUNDSM	CLASS P-2	533,656

AMERICAN FUNDS INSURANCE SERIES® NEW WORLD FUND®	CLASS 4	2,614,011

BLACKROCK GLOBAL ALLOCATION V.I. FUND	CLASS III	7,418,976

BLACKROCK LARGE CAP FOCUS GROWTH V.I. FUND	CLASS III	4,119,091

CHARTERSM AGGRESSIVE GROWTH	B	1,306,267

CHARTERSM CONSERVATIVE	B	4,106,576

CHARTERSM GROWTH	B	2,461,226

CHARTERSM MODERATE	B	3,719,245

CHARTERSM MODERATE GROWTH	B	3,201,268

CHARTERSM MULTI-SECTOR BOND	B	382,053

CHARTERSM SMALL CAP GROWTH	B	811,891

CHARTERSM SMALL CAP VALUE	B	746,770

CLEARBRIDGE VARIABLE AGGRESSIVE GROWTH PORTFOLIO	CLASS II	1,934,258

CLEARBRIDGE VARIABLE APPRECIATION PORTFOLIO	CLASS II	409,951

CLEARBRIDGE VARIABLE DIVIDEND STRATEGY PORTFOLIO	CLASS II	2,200,667

CLEARBRIDGE VARIABLE MID CAP PORTFOLIO	CLASS II	257,094

DELAWARE VIP® DIVERSIFIED INCOME SERIES	SERVICE CLASS	2,130,094

DELAWARE VIP® EMERGING MARKETS SERIES	SERVICE CLASS	288,689

DELAWARE VIP® LIMITED-TERM DIVERSIFIED INCOME SERIES	SERVICE CLASS	1,173,825

EATON VANCE VT FLOATING-RATE INCOME FUND	INITIAL CLASS	5,690,308

EQ/400 MANAGED VOLATILITY	IB	2,978,359

EQ/500 MANAGED VOLATILITY	IB	5,719,537

EQ/2000 MANAGED VOLATILITY	IB	3,255,252

EQ/AB DYNAMIC AGGRESSIVE GROWTH	IB	18,219,667

EQ/AB DYNAMIC GROWTH	IB	64,892,208

EQ/AB DYNAMIC MODERATE GROWTH	IB	197,996,196

EQ/AB SHORT DURATION GOVERNMENT BOND	IB	626,418

EQ/AB SMALL CAP GROWTH	IA	2,913,847
EQ/AB SMALL CAP GROWTH	IB	1,852,896

EQ/AGGRESSIVE ALLOCATION	A	1,550,456
EQ/AGGRESSIVE ALLOCATION	B	927,397

EQ/AGGRESSIVE GROWTH STRATEGY	IB	269,409,092

EQ/AMERICAN CENTURY MID CAP VALUE	IB	6,697,079

EQ/AMERICAN CENTURY MODERATE GROWTH ALLOCATION	IB	2,253,656

EQ/AXA INVESTMENT MANAGERS MODERATE ALLOCATION	IB	749,290

EQ/BALANCED STRATEGY	IB	189,155,037

EQ/BLACKROCK BASIC VALUE EQUITY	IA	5,142,547
EQ/BLACKROCK BASIC VALUE EQUITY	IB	1,109,644

The accompanying notes are an integral part of these financial statements.

FSA-41

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	Share Class**	Portfolio Shares Held

EQ/CAPITAL GUARDIAN RESEARCH	IA	469,837
EQ/CAPITAL GUARDIAN RESEARCH	IB	217,712

EQ/CLEARBRIDGE LARGE CAP GROWTH	IB	6,473,224

EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY	IA	412,546
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY	IB	423,661

EQ/COMMON STOCK INDEX	IA	1,532,693
EQ/COMMON STOCK INDEX	IB	561,046

EQ/CONSERVATIVE GROWTH STRATEGY	IB	92,762,510

EQ/CONSERVATIVE STRATEGY	IB	54,411,780

EQ/CORE BOND INDEX	IB	30,184,715

EQ/EMERGING MARKETS EQUITY PLUS	IB	859,015

EQ/EQUITY 500 INDEX	IA	5,606,166
EQ/EQUITY 500 INDEX	IB	3,019,185

EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP	IB	4,399,625

EQ/FIRST TRUST MODERATE GROWTH ALLOCATION	IB	2,155,004

EQ/FRANKLIN BALANCED MANAGED VOLATILITY	IA	353,210
EQ/FRANKLIN BALANCED MANAGED VOLATILITY	IB	508,434

EQ/FRANKLIN RISING DIVIDENDS	IB	3,158,334

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY	IA	129,327
EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY	IB	522,243

EQ/FRANKLIN STRATEGIC INCOME	IB	5,632,073

EQ/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY	IA	564,199
EQ/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY	IB	550,050

EQ/GLOBAL BOND PLUS	IA	423,142
EQ/GLOBAL BOND PLUS	IB	412,967

EQ/GLOBAL EQUITY MANAGED VOLATILITY	IA	307,669
EQ/GLOBAL EQUITY MANAGED VOLATILITY	IB	506,124

EQ/GOLDMAN SACHS GROWTH ALLOCATION	IB	5,939,960

EQ/GOLDMAN SACHS MID CAP VALUE	IB	1,453,972

EQ/GOLDMAN SACHS MODERATE GROWTH ALLOCATION	IB	61,173,804

EQ/GROWTH STRATEGY	IB	248,667,942

EQ/INTERMEDIATE GOVERNMENT BOND	IB	10,942,908

EQ/INTERNATIONAL CORE MANAGED VOLATILITY	IA	462,633
EQ/INTERNATIONAL CORE MANAGED VOLATILITY	IB	671,992

EQ/INTERNATIONAL EQUITY INDEX	IA	3,036,350
EQ/INTERNATIONAL EQUITY INDEX	IB	2,296,685

EQ/INTERNATIONAL MANAGED VOLATILITY	IB	6,591,180

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	IA	187,923

EQ/INVESCO COMSTOCK	IA	2,531,513
EQ/INVESCO COMSTOCK	IB	434,740

EQ/INVESCO GLOBAL REAL ESTATE	IB	4,357,536

EQ/INVESCO INTERNATIONAL GROWTH	IB	1,194,297

EQ/INVESCO MODERATE ALLOCATION	IB	27,284,153

The accompanying notes are an integral part of these financial statements.

FSA-42

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	Share Class**	Portfolio Shares Held

EQ/INVESCO MODERATE GROWTH ALLOCATION	IB	2,721,131

EQ/JANUS ENTERPRISE	IA	2,113,439
EQ/JANUS ENTERPRISE	IB	1,136,848

EQ/JPMORGAN GROWTH ALLOCATION	IB	15,253,018

EQ/JPMORGAN VALUE OPPORTUNITIES	IA	558,926
EQ/JPMORGAN VALUE OPPORTUNITIES	IB	793,677

EQ/LARGE CAP CORE MANAGED VOLATILITY	IB	848,939

EQ/LARGE CAP GROWTH INDEX	IA	4,379,999
EQ/LARGE CAP GROWTH INDEX	IB	2,021,849

EQ/LARGE CAP GROWTH MANAGED VOLATILITY	IA	165,843
EQ/LARGE CAP GROWTH MANAGED VOLATILITY	IB	554,491

EQ/LARGE CAP VALUE INDEX	IA	4,282,486
EQ/LARGE CAP VALUE INDEX	IB	2,179,364

EQ/LARGE CAP VALUE MANAGED VOLATILITY	IA	604,685
EQ/LARGE CAP VALUE MANAGED VOLATILITY	IB	717,962

EQ/LAZARD EMERGING MARKETS EQUITY	IB	3,946,451

EQ/LEGG MASON GROWTH ALLOCATION	IB	2,138,096

EQ/LEGG MASON MODERATE ALLOCATION	IB	17,868,067

EQ/LOOMIS SAYLES GROWTH	IA	6,688,687
EQ/LOOMIS SAYLES GROWTH	IB	3,606,264

EQ/MFS INTERNATIONAL GROWTH	IA	5,132,486
EQ/MFS INTERNATIONAL GROWTH	IB	3,493,955

EQ/MFS INTERNATIONAL VALUE	IB	8,003,427

EQ/MFS MID CAP FOCUSED GROWTH	IB	5,109,936

EQ/MFS TECHNOLOGY	IB	2,007,212

EQ/MFS UTILITIES SERIES	IB	1,757,959

EQ/MID CAP INDEX	IA	4,675,208
EQ/MID CAP INDEX	IB	2,467,785

EQ/MID CAP VALUE MANAGED VOLATILITY	IA	358,633
EQ/MID CAP VALUE MANAGED VOLATILITY	IB	701,504

EQ/MODERATE ALLOCATION	A	7,303,824
EQ/MODERATE ALLOCATION	B	5,382,585

EQ/MODERATE GROWTH STRATEGY	IB	356,264,229

EQ/MODERATE-PLUS ALLOCATION	A	2,718,126
EQ/MODERATE-PLUS ALLOCATION	B	3,498,178

EQ/MONEY MARKET	IA	70,956,768
EQ/MONEY MARKET	IB	75,112,009

EQ/OPPENHEIMER GLOBAL	IA	2,782,579
EQ/OPPENHEIMER GLOBAL	IB	1,414,309

EQ/PIMCO GLOBAL REAL RETURN	IB	2,892,192

EQ/PIMCO REAL RETURN	IB	3,668,873

EQ/PIMCO TOTAL RETURN	IB	17,331,174

EQ/PIMCO ULTRA SHORT BOND	IA	2,543,067
EQ/PIMCO ULTRA SHORT BOND	IB	1,858,019

The accompanying notes are an integral part of these financial statements.

FSA-43

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	Share Class**	Portfolio Shares Held

EQ/QUALITY BOND PLUS	IB	2,940,882

EQ/SCIENCE AND TECHNOLOGY	IB	3,031,440

EQ/SMALL COMPANY INDEX	IA	4,272,995
EQ/SMALL COMPANY INDEX	IB	2,046,696

EQ/T. ROWE PRICE GROWTH STOCK	IA	3,675,155
EQ/T. ROWE PRICE GROWTH STOCK	IB	1,708,728

EQ/T. ROWE PRICE HEALTH SCIENCES	IB	3,311,974

EQ/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY	IA	203,131
EQ/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY	IB	1,156,067

EQ/UBS GROWTH & INCOME	IB	688,431

EQ/ULTRA CONSERVATIVE STRATEGY	IB	46,613,744

EQ/WELLINGTON ENERGY	IB	5,362,018

FEDERATED HIGH INCOME BOND FUND II	SERVICE CLASS	4,195,261

FEDERATED KAUFMANN FUND II	SERVICE CLASS	1,018,246

FIDELITY® VIP ASSET MANAGER: GROWTH PORTFOLIO	SERVICE CLASS 2	35,159

FIDELITY® VIP FREEDOM 2015 PORTFOLIO	SERVICE CLASS 2	44,779

FIDELITY® VIP FREEDOM 2020 PORTFOLIO	SERVICE CLASS 2	95,424

FIDELITY® VIP FREEDOM 2025 PORTFOLIO	SERVICE CLASS 2	103,938

FIDELITY® VIP FREEDOM 2030 PORTFOLIO	SERVICE CLASS 2	70,408

FIDELITY® VIP MID CAP PORTFOLIO	SERVICE CLASS 2	2,760,419

FIDELITY® VIP STRATEGIC INCOME PORTFOLIO	SERVICE CLASS 2	13,345,314

FIRST TRUST MULTI INCOME ALLOCATION PORTFOLIO	CLASS I	529,048

FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO	CLASS I	4,329,361

FRANKLIN ALLOCATION VIP FUND	CLASS 2	3,140,861

FRANKLIN INCOME VIP FUND	CLASS 2	6,584,391

FRANKLIN MUTUAL SHARES VIP FUND	CLASS 2	662,420

GUGGENHEIM VIF GLOBAL MANAGED FUTURES STRATEGY FUND	COMMON SHARES	164,339

GUGGENHEIM VIF MULTI-HEDGE STRATEGIES FUND	COMMON SHARES	22,514

HARTFORD CAPITAL APPRECIATION HLS FUND	IC	449,105

HARTFORD GROWTH OPPORTUNITIES HLS FUND	IC	1,541,368

INVESCO V.I. AMERICAN FRANCHISE FUND	SERIES II	9,354

INVESCO V.I. BALANCED-RISK ALLOCATION FUND	SERIES II	1,132,056

INVESCO V.I. DIVERSIFIED DIVIDEND FUND	SERIES II	2,556,360

INVESCO V.I. EQUITY AND INCOME FUND	SERIES II	1,118,949

INVESCO V.I. HEALTH CARE FUND	SERIES II	275,917

INVESCO V.I. HIGH YIELD FUND	SERIES II	8,841,832

INVESCO V.I. MID CAP CORE EQUITY FUND	SERIES II	1,047,383

INVESCO V.I. SMALL CAP EQUITY FUND	SERIES II	1,352,746

IVY VIP ASSET STRATEGY	CLASS II	3,629,024

IVY VIP GLOBAL EQUITY INCOME	CLASS II	2,103,000

The accompanying notes are an integral part of these financial statements.

FSA-44

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	Share Class**	Portfolio Shares Held

IVY VIP HIGH INCOME	CLASS II	36,027,006

IVY VIP NATURAL RESOURCES	CLASS II	1,685,599

IVY VIP SMALL CAP GROWTH	CLASS II	3,877,089

JANUS HENDERSON BALANCED PORTFOLIO	SERVICE SHARES	3,574,622

JANUS HENDERSON FLEXIBLE BOND PORTFOLIO	SERVICE SHARES	2,372,869

JANUS HENDERSON U.S. LOW VOLATILITY PORTFOLIO	SERVICE SHARES	917,034

JPMORGAN INSURANCE TRUST GLOBAL ALLOCATION PORTFOLIO	CLASS 2	1,421,619

JPMORGAN INSURANCE TRUST INCOME BUILDER PORTFOLIO	CLASS 2	2,374,493

LORD ABBETT SERIES FUND — BOND DEBENTURE PORTFOLIO	VC SHARES	12,687,678

LORD ABBETT SERIES FUND — GROWTH OPPORTUNITIES PORTFOLIO	VC SHARES	360,050

MFS® INVESTORS TRUST SERIES	SERVICE CLASS	468,283

MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO	SERVICE CLASS	889,235

MFS® RESEARCH SERIES	SERVICE CLASS	110,578

MFS® VALUE SERIES	SERVICE CLASS	1,747,078

MULTIMANAGER AGGRESSIVE EQUITY	IB	322,738

MULTIMANAGER CORE BOND	IB	10,321,180

MULTIMANAGER MID CAP GROWTH	IB	2,334,980

MULTIMANAGER MID CAP VALUE	IB	730,025

MULTIMANAGER TECHNOLOGY	IB	2,391,933

NEUBERGER BERMAN INTERNATIONAL EQUITY PORTFOLIO	CLASS S	323,707

NEUBERGER BERMAN U.S. EQUITY INDEX PUTWRITE STRATEGY PORTFOLIO	CLASS S	291,183

PIMCO COMMODITYREALRETURN® STRATEGY PORTFOLIO	ADVISOR CLASS	2,491,646

PIMCO EMERGING MARKETS BOND PORTFOLIO	ADVISOR CLASS	1,322,616

PIMCO GLOBAL BOND OPPORTUNITIES PORTFOLIO (UNHEDGED)	ADVISOR CLASS	481,386

PIMCO GLOBAL MANAGED ASSET ALLOCATION PORTFOLIO	ADVISOR CLASS	223,850

PIMCO INCOME PORTFOLIO	ADVISOR CLASS	1,176,445

PROFUND VP BEAR	COMMON SHARES	2,478

PROFUND VP BIOTECHNOLOGY	COMMON SHARES	546,777

PUTNAM VT DIVERSIFIED INCOME FUND	CLASS IB	4,674,878

PUTNAM VT GLOBAL ASSET ALLOCATION FUND	CLASS IB	273,757

PUTNAM VT MULTI-ASSET ABSOLUTE RETURN FUND	CLASS IB	229,706

PUTNAM VT RESEARCH FUND	CLASS IB	64,257

QS LEGG MASON DYNAMIC MULTI-STRATEGY VIT PORTFOLIO	CLASS II	311,674

SEI VP BALANCED STRATEGY FUND	CLASS III	659,248

SEI VP CONSERVATIVE STRATEGY FUND	CLASS III	992,088

SEI VP MARKET GROWTH STRATEGY FUND	CLASS III	599,859

SEI VP MARKET PLUS STRATEGY FUND	CLASS III	182,449

SEI VP MODERATE STRATEGY FUND	CLASS III	821,744

T. ROWE PRICE EQUITY INCOME PORTFOLIO	CLASS II	615,145

The accompanying notes are an integral part of these financial statements.

FSA-45

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	Share Class**	Portfolio Shares Held

TEMPLETON DEVELOPING MARKETS VIP FUND	CLASS 2	1,254,895

TEMPLETON FOREIGN VIP FUND	CLASS 2	439,941

TEMPLETON GLOBAL BOND VIP FUND	CLASS 2	7,750,074

TEMPLETON GROWTH VIP FUND	CLASS 2	118,691

VANECK VIP GLOBAL HARD ASSETS FUND	CLASS S	891,466

VANECK VIP UNCONSTRAINED EMERGING MARKETS BOND FUND	INITIAL CLASS	112,160

The accompanying notes are an integral part of these financial statements.

**	Share class reflects the share class of the Portfolio in which the units of the Variable Investment Option are invested, as further described in Note 5 of these financial statements.

The following table provides units outstanding and unit values associated with the Variable Investment Options of the Account and is further categorized by share class and contract charges:

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
1290 VT CONVERTIBLE SECURITIES	1.10%	IB	$13.01	100
1290 VT CONVERTIBLE SECURITIES	1.20%	IB	$14.62	85
1290 VT CONVERTIBLE SECURITIES	1.25%	IB	$14.58	65

1290 VT DOUBLELINE DYNAMIC ALLOCATION	1.10%	IB	$11.21	49
1290 VT DOUBLELINE DYNAMIC ALLOCATION	1.25%	IB	$11.19	69
1290 VT DOUBLELINE DYNAMIC ALLOCATION	1.30%	IB	$13.10	1,056
1290 VT DOUBLELINE DYNAMIC ALLOCATION	1.65%	IB	$12.78	134
1290 VT DOUBLELINE DYNAMIC ALLOCATION	1.70%	IB	$12.74	101

1290 VT DOUBLELINE OPPORTUNISTIC BOND	0.30%	IB	$11.35	18
1290 VT DOUBLELINE OPPORTUNISTIC BOND	1.10%	IB	$10.95	1,031
1290 VT DOUBLELINE OPPORTUNISTIC BOND	1.20%	IB	$10.59	160
1290 VT DOUBLELINE OPPORTUNISTIC BOND	1.25%	IB	$10.87	936
1290 VT DOUBLELINE OPPORTUNISTIC BOND	1.30%	IB	$10.80	563
1290 VT DOUBLELINE OPPORTUNISTIC BOND	1.65%	IB	$10.62	40
1290 VT DOUBLELINE OPPORTUNISTIC BOND	1.70%	IB	$10.60	47

1290 VT ENERGY	0.30%	IB	$6.54	3
1290 VT ENERGY	1.10%	IB	$7.00	215
1290 VT ENERGY	1.20%	IB	$6.19	73
1290 VT ENERGY	1.25%	IB	$6.17	189

1290 VT EQUITY INCOME	1.30%	IA	$24.54	618
1290 VT EQUITY INCOME	1.55%	IA	$23.91	37
1290 VT EQUITY INCOME	1.65%	IA	$23.67	113
1290 VT EQUITY INCOME	1.70%	IA	$23.55	89
1290 VT EQUITY INCOME	1.10%	IB	$13.31	87
1290 VT EQUITY INCOME	1.20%	IB	$14.96	33
1290 VT EQUITY INCOME	1.25%	IB	$14.91	90
1290 VT EQUITY INCOME	1.30%	IB	$5.02	373
1290 VT EQUITY INCOME	1.55%	IB	$11.68	85
1290 VT EQUITY INCOME	1.65%	IB	$11.44	186
1290 VT EQUITY INCOME	1.70%	IB	$11.31	16

The accompanying notes are an integral part of these financial statements.

FSA-46

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***

1290 VT GAMCO MERGERS & ACQUISITIONS	1.30%	IA	$14.36	453
1290 VT GAMCO MERGERS & ACQUISITIONS	1.55%	IA	$13.99	34
1290 VT GAMCO MERGERS & ACQUISITIONS	1.65%	IA	$13.85	127
1290 VT GAMCO MERGERS & ACQUISITIONS	1.70%	IA	$13.78	151
1290 VT GAMCO MERGERS & ACQUISITIONS	0.30%	IB	$12.24	3
1290 VT GAMCO MERGERS & ACQUISITIONS	1.10%	IB	$11.13	327
1290 VT GAMCO MERGERS & ACQUISITIONS	1.20%	IB	$11.57	84
1290 VT GAMCO MERGERS & ACQUISITIONS	1.25%	IB	$11.54	226

1290 VT GAMCO SMALL COMPANY VALUE	0.65%	IA	$23.06	—
1290 VT GAMCO SMALL COMPANY VALUE	1.30%	IA	$28.38	5,785
1290 VT GAMCO SMALL COMPANY VALUE	1.55%	IA	$27.66	395
1290 VT GAMCO SMALL COMPANY VALUE	1.65%	IA	$27.37	1,054
1290 VT GAMCO SMALL COMPANY VALUE	1.70%	IA	$27.23	798
1290 VT GAMCO SMALL COMPANY VALUE	0.30%	IB	$14.98	8
1290 VT GAMCO SMALL COMPANY VALUE	1.10%	IB	$13.02	2,705
1290 VT GAMCO SMALL COMPANY VALUE	1.20%	IB	$14.16	692
1290 VT GAMCO SMALL COMPANY VALUE	1.25%	IB	$14.12

1290 VT HIGH YIELD BOND	1.10%	IB	$11.67	399
1290 VT HIGH YIELD BOND	1.20%	IB	$12.15	60
1290 VT HIGH YIELD BOND	1.25%	IB	$12.11	286
1290 VT HIGH YIELD BOND	1.30%	IB	$12.62	676
1290 VT HIGH YIELD BOND	1.55%	IB	$11.95	14
1290 VT HIGH YIELD BOND	1.65%	IB	$12.32	120
1290 VT HIGH YIELD BOND	1.70%	IB	$12.28	60

1290 VT LOW VOLATILITY GLOBAL EQUITY	1.10%	IB	$13.37	98
1290 VT LOW VOLATILITY GLOBAL EQUITY	1.20%	IB	$14.88	42
1290 VT LOW VOLATILITY GLOBAL EQUITY	1.25%	IB	$14.83
1290 VT LOW VOLATILITY GLOBAL EQUITY	1.30%	IB	$11.56	30

1290 VT MICRO CAP	1.10%	IB	$11.21	37
1290 VT MICRO CAP	1.25%	IB	$11.19	8
1290 VT MICRO CAP	1.30%	IB	$11.18	34
1290 VT MICRO CAP	1.65%	IB	$11.13	1

1290 VT MODERATE GROWTH ALLOCATION	1.30%	IB	$11.26	1,671
1290 VT MODERATE GROWTH ALLOCATION	1.65%	IB	$11.22	48

1290 VT MULTI-ALTERNATIVE STRATEGIES	1.10%	IB	$10.41	47
1290 VT MULTI-ALTERNATIVE STRATEGIES	1.25%	IB	$10.39	3

1290 VT NATURAL RESOURCES	1.10%	IB	$9.43	204
1290 VT NATURAL RESOURCES	1.20%	IB	$8.38	35
1290 VT NATURAL RESOURCES	1.25%	IB	$8.36	156
1290 VT NATURAL RESOURCES	1.30%	IB	$8.57	333
1290 VT NATURAL RESOURCES	1.55%	IB	$8.64	1
1290 VT NATURAL RESOURCES	1.65%	IB	$8.37	63
1290 VT NATURAL RESOURCES	1.70%	IB	$8.34	18

1290 VT REAL ESTATE	0.30%	IB	$14.12	1
1290 VT REAL ESTATE	1.10%	IB	$11.90	185
1290 VT REAL ESTATE	1.20%	IB	$13.35	48
1290 VT REAL ESTATE	1.25%	IB	$13.31	147
1290 VT REAL ESTATE	1.30%	IB	$13.59	593
1290 VT REAL ESTATE	1.55%	IB	$12.12	12
1290 VT REAL ESTATE	1.65%	IB	$13.26	139
1290 VT REAL ESTATE	1.70%	IB	$13.22	78

The accompanying notes are an integral part of these financial statements.

FSA-47

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***

1290 VT SMALL CAP VALUE	0.30%	IB	$10.22	7
1290 VT SMALL CAP VALUE	1.10%	IB	$10.12	76
1290 VT SMALL CAP VALUE	1.25%	IB	$10.10	25
1290 VT SMALL CAP VALUE	1.30%	IB	$10.10	54
1290 VT SMALL CAP VALUE	1.65%	IB	$10.05	1

1290 VT SMARTBETA EQUITY	0.30%	IB	$16.79	5
1290 VT SMARTBETA EQUITY	1.10%	IB	$14.18	145
1290 VT SMARTBETA EQUITY	1.20%	IB	$15.88	29
1290 VT SMARTBETA EQUITY	1.25%	IB	$15.83	54
1290 VT SMARTBETA EQUITY	1.30%	IB	$11.92	19
1290 VT SMARTBETA EQUITY	1.65%	IB	$11.87	2

1290 VT SOCIALLY RESPONSIBLE	1.10%	IB	$15.21	424
1290 VT SOCIALLY RESPONSIBLE	1.20%	IB	$18.32	30
1290 VT SOCIALLY RESPONSIBLE	1.25%	IB	$18.27	61
1290 VT SOCIALLY RESPONSIBLE	1.30%	IB	$26.97	31
1290 VT SOCIALLY RESPONSIBLE	1.55%	IB	$19.46	14
1290 VT SOCIALLY RESPONSIBLE	1.65%	IB	$25.51	11
1290 VT SOCIALLY RESPONSIBLE	1.70%	IB	$18.87	2

7TWELVETM BALANCED PORTFOLIO	1.10%	CLASS 4	$10.82	291
7TWELVETM BALANCED PORTFOLIO	1.20%	CLASS 4	$10.82	470
7TWELVETM BALANCED PORTFOLIO	1.25%	CLASS 4	$10.79	313
7TWELVETM BALANCED PORTFOLIO	1.30%	CLASS 4	$12.05	2,865
7TWELVETM BALANCED PORTFOLIO	1.55%	CLASS 4	$10.80	13
7TWELVETM BALANCED PORTFOLIO	1.55%	CLASS 4	$11.82	52
7TWELVETM BALANCED PORTFOLIO	1.65%	CLASS 4	$11.73	416
7TWELVETM BALANCED PORTFOLIO	1.70%	CLASS 4	$11.68	280

AB VPS BALANCED WEALTH STRATEGY PORTFOLIO	1.30%	CLASS B	$18.12	152
AB VPS BALANCED WEALTH STRATEGY PORTFOLIO	1.55%	CLASS B	$17.66	18
AB VPS BALANCED WEALTH STRATEGY PORTFOLIO	1.65%	CLASS B	$17.48	44
AB VPS BALANCED WEALTH STRATEGY PORTFOLIO	1.70%	CLASS B	$17.39	12

AB VPS GLOBAL THEMATIC GROWTH PORTFOLIO	1.10%	CLASS B	$14.19	72
AB VPS GLOBAL THEMATIC GROWTH PORTFOLIO	1.20%	CLASS B	$14.80	11
AB VPS GLOBAL THEMATIC GROWTH PORTFOLIO	1.25%	CLASS B	$14.76	50

AB VPS GROWTH AND INCOME PORTFOLIO	0.30%	CLASS B	$15.74	10
AB VPS GROWTH AND INCOME PORTFOLIO	1.10%	CLASS B	$14.51	740
AB VPS GROWTH AND INCOME PORTFOLIO	1.20%	CLASS B	$15.00	78
AB VPS GROWTH AND INCOME PORTFOLIO	1.25%	CLASS B	$14.96	218

AB VPS INTERNATIONAL GROWTH PORTFOLIO	1.30%	CLASS B	$13.87	400
AB VPS INTERNATIONAL GROWTH PORTFOLIO	1.55%	CLASS B	$13.52	24
AB VPS INTERNATIONAL GROWTH PORTFOLIO	1.65%	CLASS B	$13.38	100
AB VPS INTERNATIONAL GROWTH PORTFOLIO	1.70%	CLASS B	$13.31	38

AB VPS SMALL/MID CAP VALUE PORTFOLIO	0.30%	CLASS B	$13.40	3
AB VPS SMALL/MID CAP VALUE PORTFOLIO	1.10%	CLASS B	$12.42	314
AB VPS SMALL/MID CAP VALUE PORTFOLIO	1.20%	CLASS B	$12.77	24
AB VPS SMALL/MID CAP VALUE PORTFOLIO	1.25%	CLASS B	$12.74	139

ALL ASSET GROWTH-ALT 20	1.30%	IA	$17.50	1,288
ALL ASSET GROWTH-ALT 20	1.55%	IA	$17.05	28
ALL ASSET GROWTH-ALT 20	1.65%	IA	$16.88	210
ALL ASSET GROWTH-ALT 20	1.70%	IA	$16.79	132

The accompanying notes are an integral part of these financial statements.

FSA-48

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
ALL ASSET GROWTH-ALT 20	1.10%	IB	$11.72	316
ALL ASSET GROWTH-ALT 20	1.20%	IB	$11.68	448
ALL ASSET GROWTH-ALT 20	1.25%	IB	$11.67	325

ALPS | RED ROCKS LISTED PRIVATE EQUITY PORTFOLIO	1.10%	CLASS III	$14.75	244
ALPS | RED ROCKS LISTED PRIVATE EQUITY PORTFOLIO	1.25%	CLASS III	$14.65	111

AMERICAN CENTURY VP INFLATION PROTECTION FUND	0.30%	CLASS II	$11.03	4
AMERICAN CENTURY VP INFLATION PROTECTION FUND	1.10%	CLASS II	$10.45	401
AMERICAN CENTURY VP INFLATION PROTECTION FUND	1.20%	CLASS II	$10.43	93
AMERICAN CENTURY VP INFLATION PROTECTION FUND	1.25%	CLASS II	$10.40	342

AMERICAN CENTURY VP LARGE COMPANY VALUE	1.30%	CLASS II	$24.39	42
AMERICAN CENTURY VP LARGE COMPANY VALUE	1.55%	CLASS II	$23.77	8
AMERICAN CENTURY VP LARGE COMPANY VALUE	1.65%	CLASS II	$23.53	31
AMERICAN CENTURY VP LARGE COMPANY VALUE	1.70%	CLASS II	$23.41	2

AMERICAN FUNDS INSURANCE SERIES® ASSET ALLOCATION FUNDSM	1.10%	CLASS 4	$13.54	3,554
AMERICAN FUNDS INSURANCE SERIES® ASSET ALLOCATION FUNDSM	1.20%	CLASS 4	$14.80	535
AMERICAN FUNDS INSURANCE SERIES® ASSET ALLOCATION FUNDSM	1.25%	CLASS 4	$14.75	2,828

AMERICAN FUNDS INSURANCE SERIES® BOND FUNDSM	0.65%	CLASS 4	$11.21	—
AMERICAN FUNDS INSURANCE SERIES® BOND FUNDSM	1.30%	CLASS 4	$10.82	2,580
AMERICAN FUNDS INSURANCE SERIES® BOND FUNDSM	1.55%	CLASS 4	$10.55	84
AMERICAN FUNDS INSURANCE SERIES® BOND FUNDSM	1.65%	CLASS 4	$10.56	417
AMERICAN FUNDS INSURANCE SERIES® BOND FUNDSM	1.70%	CLASS 4	$10.53	492

AMERICAN FUNDS INSURANCE SERIES® GLOBAL GROWTH FUNDSM	0.30%	CLASS 4	$18.09	1
AMERICAN FUNDS INSURANCE SERIES® GLOBAL GROWTH FUNDSM	1.10%	CLASS 4	$14.81	654
AMERICAN FUNDS INSURANCE SERIES® GLOBAL GROWTH FUNDSM	1.20%	CLASS 4	$17.11	106
AMERICAN FUNDS INSURANCE SERIES® GLOBAL GROWTH FUNDSM	1.25%	CLASS 4	$17.06	340

AMERICAN FUNDS INSURANCE SERIES® GLOBAL SMALL CAPITALIZATION FUNDSM	0.30%	CLASS 4	$15.47	2
AMERICAN FUNDS INSURANCE SERIES® GLOBAL SMALL CAPITALIZATION FUNDSM	1.10%	CLASS 4	$13.15	213
AMERICAN FUNDS INSURANCE SERIES® GLOBAL SMALL CAPITALIZATION FUNDSM	1.20%	CLASS 4	$14.62	60
AMERICAN FUNDS INSURANCE SERIES® GLOBAL SMALL CAPITALIZATION FUNDSM	1.25%	CLASS 4	$14.58	124
AMERICAN FUNDS INSURANCE SERIES® GLOBAL SMALL CAPITALIZATION FUNDSM	1.30%	CLASS 4	$16.48	728
AMERICAN FUNDS INSURANCE SERIES® GLOBAL SMALL CAPITALIZATION FUNDSM	1.55%	CLASS 4	$15.48	14
AMERICAN FUNDS INSURANCE SERIES® GLOBAL SMALL CAPITALIZATION FUNDSM	1.65%	CLASS 4	$16.08	139
AMERICAN FUNDS INSURANCE SERIES® GLOBAL SMALL CAPITALIZATION FUNDSM	1.70%	CLASS 4	$16.02	117

The accompanying notes are an integral part of these financial statements.

FSA-49

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***

AMERICAN FUNDS INSURANCE SERIES® GROWTH-INCOME FUNDSM	0.30%	CLASS 4	$19.27	2
AMERICAN FUNDS INSURANCE SERIES® GROWTH-INCOME FUNDSM	1.10%	CLASS 4	$15.41	1,270
AMERICAN FUNDS INSURANCE SERIES® GROWTH-INCOME FUNDSM	1.20%	CLASS 4	$18.22	138
AMERICAN FUNDS INSURANCE SERIES® GROWTH-INCOME FUNDSM	1.25%	CLASS 4	$18.16	377

AMERICAN FUNDS INSURANCE SERIES® INTERNATIONAL GROWTH AND INCOME FUNDSM	1.10%	CLASS 4	$11.52	433
AMERICAN FUNDS INSURANCE SERIES® INTERNATIONAL GROWTH AND INCOME FUNDSM	1.20%	CLASS 4	$11.75	110
AMERICAN FUNDS INSURANCE SERIES® INTERNATIONAL GROWTH AND INCOME FUNDSM	1.25%	CLASS 4	$11.71	296

AMERICAN FUNDS INSURANCE SERIES® MANAGED RISK ASSET ALLOCATION FUNDSM	1.30%	CLASS P-2	$14.86	352
AMERICAN FUNDS INSURANCE SERIES® MANAGED RISK ASSET ALLOCATION FUNDSM	1.55%	CLASS P-2	$13.87	27
AMERICAN FUNDS INSURANCE SERIES® MANAGED RISK ASSET ALLOCATION FUNDSM	1.65%	CLASS P-2	$14.51	59
AMERICAN FUNDS INSURANCE SERIES® MANAGED RISK ASSET ALLOCATION FUNDSM	1.70%	CLASS P-2	$14.46	50

AMERICAN FUNDS INSURANCE SERIES® NEW WORLD FUND®	0.30%	CLASS 4	$13.22	23
AMERICAN FUNDS INSURANCE SERIES® NEW WORLD FUND®	1.10%	CLASS 4	$12.89	961
AMERICAN FUNDS INSURANCE SERIES® NEW WORLD FUND®	1.20%	CLASS 4	$12.50	209
AMERICAN FUNDS INSURANCE SERIES® NEW WORLD FUND®	1.25%	CLASS 4	$12.46	448
AMERICAN FUNDS INSURANCE SERIES® NEW WORLD FUND®	1.30%	CLASS 4	$13.31	2,396
AMERICAN FUNDS INSURANCE SERIES® NEW WORLD FUND®	1.55%	CLASS 4	$12.81	76
AMERICAN FUNDS INSURANCE SERIES® NEW WORLD FUND®	1.65%	CLASS 4	$12.99	507
AMERICAN FUNDS INSURANCE SERIES® NEW WORLD FUND®	1.70%	CLASS 4	$12.95	482

BLACKROCK GLOBAL ALLOCATION V.I. FUND	1.10%	CLASS III	$11.47	1,111
BLACKROCK GLOBAL ALLOCATION V.I. FUND	1.20%	CLASS III	$12.31	560
BLACKROCK GLOBAL ALLOCATION V.I. FUND	1.25%	CLASS III	$12.27	1,162
BLACKROCK GLOBAL ALLOCATION V.I. FUND	1.30%	CLASS III	$15.34	3,309
BLACKROCK GLOBAL ALLOCATION V.I. FUND	1.55%	CLASS III	$14.95	118
BLACKROCK GLOBAL ALLOCATION V.I. FUND	1.65%	CLASS III	$14.79	807
BLACKROCK GLOBAL ALLOCATION V.I. FUND	1.70%	CLASS III	$14.72	617

BLACKROCK LARGE CAP FOCUS GROWTH V.I. FUND	1.30%	CLASS III	$35.93	1,347
BLACKROCK LARGE CAP FOCUS GROWTH V.I. FUND	1.55%	CLASS III	$35.02	81
BLACKROCK LARGE CAP FOCUS GROWTH V.I. FUND	1.65%	CLASS III	$34.66	261
BLACKROCK LARGE CAP FOCUS GROWTH V.I. FUND	1.70%	CLASS III	$34.48	117

The accompanying notes are an integral part of these financial statements.

FSA-50

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***

CHARTERSM AGGRESSIVE GROWTH	1.10%	B	$11.93	850
CHARTERSM AGGRESSIVE GROWTH	1.20%	B	$12.60	123
CHARTERSM AGGRESSIVE GROWTH	1.25%	B	$12.56	244

CHARTERSM CONSERVATIVE	1.10%	B	$11.21	1,279
CHARTERSM CONSERVATIVE	1.20%	B	$11.42	275
CHARTERSM CONSERVATIVE	1.25%	B	$11.39	2,259

CHARTERSM GROWTH	1.10%	B	$11.79	1,215
CHARTERSM GROWTH	1.20%	B	$12.38	399
CHARTERSM GROWTH	1.25%	B	$12.34	635

CHARTERSM MODERATE	0.30%	B	$12.57	9
CHARTERSM MODERATE	1.10%	B	$11.52	1,109
CHARTERSM MODERATE	1.20%	B	$11.89	515
CHARTERSM MODERATE	1.25%	B	$11.85	1,475
CHARTERSM MODERATE	1.30%	B	$11.59	283
CHARTERSM MODERATE	1.65%	B	$11.39	27
CHARTERSM MODERATE	1.70%	B	$11.36	8

CHARTERSM MODERATE GROWTH	0.30%	B	$12.93	14
CHARTERSM MODERATE GROWTH	1.10%	B	$11.70	1,310
CHARTERSM MODERATE GROWTH	1.20%	B	$12.22	463
CHARTERSM MODERATE GROWTH	1.25%	B	$12.18	868
CHARTERSM MODERATE GROWTH	1.30%	B	$11.81	245
CHARTERSM MODERATE GROWTH	1.65%	B	$11.60	47
CHARTERSM MODERATE GROWTH	1.70%	B	$11.58	1

CHARTERSM MULTI-SECTOR BOND	1.30%	B	$12.09	81
CHARTERSM MULTI-SECTOR BOND	1.55%	B	$29.34	9
CHARTERSM MULTI-SECTOR BOND	1.65%	B	$11.51	17
CHARTERSM MULTI-SECTOR BOND	1.70%	B	$27.90	1

CHARTERSM SMALL CAP GROWTH	0.30%	B	$16.34	9
CHARTERSM SMALL CAP GROWTH	1.10%	B	$14.72	56
CHARTERSM SMALL CAP GROWTH	1.20%	B	$15.45	19
CHARTERSM SMALL CAP GROWTH	1.25%	B	$15.40	37
CHARTERSM SMALL CAP GROWTH	1.30%	B	$9.65	542
CHARTERSM SMALL CAP GROWTH	1.55%	B	$15.88	123
CHARTERSM SMALL CAP GROWTH	1.65%	B	$15.54	116
CHARTERSM SMALL CAP GROWTH	1.70%	B	$15.37	44

CHARTERSM SMALL CAP VALUE	1.10%	B	$12.25	93
CHARTERSM SMALL CAP VALUE	1.20%	B	$12.12	23
CHARTERSM SMALL CAP VALUE	1.25%	B	$12.09	65
CHARTERSM SMALL CAP VALUE	1.30%	B	$20.99	298
CHARTERSM SMALL CAP VALUE	1.55%	B	$26.26	63
CHARTERSM SMALL CAP VALUE	1.65%	B	$19.86	121
CHARTERSM SMALL CAP VALUE	1.70%	B	$25.39	40

CLEARBRIDGE VARIABLE AGGRESSIVE GROWTH PORTFOLIO	1.10%	CLASS II	$11.82	581
CLEARBRIDGE VARIABLE AGGRESSIVE GROWTH PORTFOLIO	1.20%	CLASS II	$13.11	259
CLEARBRIDGE VARIABLE AGGRESSIVE GROWTH PORTFOLIO	1.25%	CLASS II	$13.07	296
CLEARBRIDGE VARIABLE AGGRESSIVE GROWTH PORTFOLIO	1.30%	CLASS II	$13.04	2,476

The accompanying notes are an integral part of these financial statements.

FSA-51

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
CLEARBRIDGE VARIABLE AGGRESSIVE GROWTH PORTFOLIO	1.65%	CLASS II	$12.78	220
CLEARBRIDGE VARIABLE AGGRESSIVE GROWTH PORTFOLIO	1.70%	CLASS II	$12.75	333

CLEARBRIDGE VARIABLE APPRECIATION PORTFOLIO	1.30%	CLASS II	$15.57	1,141
CLEARBRIDGE VARIABLE APPRECIATION PORTFOLIO	1.65%	CLASS II	$15.30	60
CLEARBRIDGE VARIABLE APPRECIATION PORTFOLIO	1.70%	CLASS II	$15.26	26

CLEARBRIDGE VARIABLE DIVIDEND STRATEGY PORTFOLIO	1.10%	CLASS II	$15.44	758
CLEARBRIDGE VARIABLE DIVIDEND STRATEGY PORTFOLIO	1.20%	CLASS II	$16.25	173
CLEARBRIDGE VARIABLE DIVIDEND STRATEGY PORTFOLIO	1.25%	CLASS II	$16.21	438
CLEARBRIDGE VARIABLE DIVIDEND STRATEGY PORTFOLIO	1.30%	CLASS II	$16.16	1,278
CLEARBRIDGE VARIABLE DIVIDEND STRATEGY PORTFOLIO	1.65%	CLASS II	$15.85	87
CLEARBRIDGE VARIABLE DIVIDEND STRATEGY PORTFOLIO	1.70%	CLASS II	$15.80	174

CLEARBRIDGE VARIABLE MID CAP PORTFOLIO	1.30%	CLASS II	$13.29	378
CLEARBRIDGE VARIABLE MID CAP PORTFOLIO	1.65%	CLASS II	$13.06	42
CLEARBRIDGE VARIABLE MID CAP PORTFOLIO	1.70%	CLASS II	$13.03	17

DELAWARE VIP® DIVERSIFIED INCOME SERIES	0.30%	SERVICE CLASS	$11.80	22
DELAWARE VIP® DIVERSIFIED INCOME SERIES	1.10%	SERVICE CLASS	$10.72	1,035
DELAWARE VIP® DIVERSIFIED INCOME SERIES	1.20%	SERVICE CLASS	$11.16	364
DELAWARE VIP® DIVERSIFIED INCOME SERIES	1.25%	SERVICE CLASS	$11.13	648

DELAWARE VIP® EMERGING MARKETS SERIES	1.10%	SERVICE CLASS	$12.31	409
DELAWARE VIP® EMERGING MARKETS SERIES	1.20%	SERVICE CLASS	$11.66	62
DELAWARE VIP® EMERGING MARKETS SERIES	1.25%	SERVICE CLASS	$11.63	104

DELAWARE VIP® LIMITED-TERM DIVERSIFIED INCOME SERIES	0.30%	SERVICE CLASS	$10.90	10
DELAWARE VIP® LIMITED-TERM DIVERSIFIED INCOME SERIES	1.10%	SERVICE CLASS	$10.26	545
DELAWARE VIP® LIMITED-TERM DIVERSIFIED INCOME SERIES	1.20%	SERVICE CLASS	$10.31	77
DELAWARE VIP® LIMITED-TERM DIVERSIFIED INCOME SERIES	1.25%	SERVICE CLASS	$10.28	481

EATON VANCE VT FLOATING-RATE INCOME FUND	0.30%	INITIAL CLASS	$11.89	31
EATON VANCE VT FLOATING-RATE INCOME FUND	1.10%	INITIAL CLASS	$11.07	1,821
EATON VANCE VT FLOATING-RATE INCOME FUND	1.20%	INITIAL CLASS	$11.24	351
EATON VANCE VT FLOATING-RATE INCOME FUND	1.25%	INITIAL CLASS	$11.21	1,273
EATON VANCE VT FLOATING-RATE INCOME FUND	1.30%	INITIAL CLASS	$11.12	955
EATON VANCE VT FLOATING-RATE INCOME FUND	1.65%	INITIAL CLASS	$10.93	114
EATON VANCE VT FLOATING-RATE INCOME FUND	1.70%	INITIAL CLASS	$10.90	132

EQ/400 MANAGED VOLATILITY	1.30%	IB	$17.51	402
EQ/400 MANAGED VOLATILITY	1.30%	IB	$25.28	1,124
EQ/400 MANAGED VOLATILITY	1.55%	IB	$24.64	544
EQ/400 MANAGED VOLATILITY	1.65%	IB	$17.09	157
EQ/400 MANAGED VOLATILITY	1.65%	IB	$24.39	493
EQ/400 MANAGED VOLATILITY	1.70%	IB	$17.03	49
EQ/400 MANAGED VOLATILITY	1.70%	IB	$24.26	18

EQ/500 MANAGED VOLATILITY	1.30%	IB	$20.71	671
EQ/500 MANAGED VOLATILITY	1.30%	IB	$26.96	2,526
EQ/500 MANAGED VOLATILITY	1.55%	IB	$26.28	1,250
EQ/500 MANAGED VOLATILITY	1.65%	IB	$20.21	213

The accompanying notes are an integral part of these financial statements.

FSA-52

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
EQ/500 MANAGED VOLATILITY	1.65%	IB	$26.01	1,273
EQ/500 MANAGED VOLATILITY	1.70%	IB	$20.14	84
EQ/500 MANAGED VOLATILITY	1.70%	IB	$25.87	77

EQ/2000 MANAGED VOLATILITY	1.30%	IB	$17.15	341
EQ/2000 MANAGED VOLATILITY	1.30%	IB	$24.52	1,244
EQ/2000 MANAGED VOLATILITY	1.55%	IB	$23.90	617
EQ/2000 MANAGED VOLATILITY	1.65%	IB	$16.74	94
EQ/2000 MANAGED VOLATILITY	1.65%	IB	$23.66	547
EQ/2000 MANAGED VOLATILITY	1.70%	IB	$16.68	53
EQ/2000 MANAGED VOLATILITY	1.70%	IB	$23.53	27

EQ/AB DYNAMIC AGGRESSIVE GROWTH	1.30%	IB	$11.01	17,517
EQ/AB DYNAMIC AGGRESSIVE GROWTH	1.65%	IB	$10.92	564

EQ/AB DYNAMIC GROWTH	1.30%	IB	$11.73	58,063
EQ/AB DYNAMIC GROWTH	1.65%	IB	$11.54	4,924
EQ/AB DYNAMIC GROWTH	1.70%	IB	$11.51	2,577

EQ/AB DYNAMIC MODERATE GROWTH	0.30%	IB	$13.31	4
EQ/AB DYNAMIC MODERATE GROWTH	1.10%	IB	$11.63	599
EQ/AB DYNAMIC MODERATE GROWTH	1.20%	IB	$12.59	218
EQ/AB DYNAMIC MODERATE GROWTH	1.25%	IB	$12.55	459
EQ/AB DYNAMIC MODERATE GROWTH	1.30%	IB	$13.62	4,599
EQ/AB DYNAMIC MODERATE GROWTH	1.30%	IB	$14.27	131,886
EQ/AB DYNAMIC MODERATE GROWTH	1.55%	IB	$13.95	6,750
EQ/AB DYNAMIC MODERATE GROWTH	1.65%	IB	$13.29	761
EQ/AB DYNAMIC MODERATE GROWTH	1.65%	IB	$13.83	24,549
EQ/AB DYNAMIC MODERATE GROWTH	1.70%	IB	$13.24	611
EQ/AB DYNAMIC MODERATE GROWTH	1.70%	IB	$13.76	17,259

EQ/AB SHORT DURATION GOVERNMENT BOND	0.30%	IB	$10.11	1
EQ/AB SHORT DURATION GOVERNMENT BOND	1.10%	IB	$9.84	329
EQ/AB SHORT DURATION GOVERNMENT BOND	1.20%	IB	$9.56	65
EQ/AB SHORT DURATION GOVERNMENT BOND	1.25%	IB	$9.53	243

EQ/AB SMALL CAP GROWTH	1.30%	IA	$32.70	1,127
EQ/AB SMALL CAP GROWTH	1.55%	IA	$31.87	79
EQ/AB SMALL CAP GROWTH	1.65%	IA	$31.54	225
EQ/AB SMALL CAP GROWTH	1.70%	IA	$31.38	214
EQ/AB SMALL CAP GROWTH	0.30%	IB	$16.64	1
EQ/AB SMALL CAP GROWTH	1.10%	IB	$14.27	822
EQ/AB SMALL CAP GROWTH	1.20%	IB	$15.73	146
EQ/AB SMALL CAP GROWTH	1.25%	IB	$15.68	268
EQ/AB SMALL CAP GROWTH	1.30%	IB	$36.52	134
EQ/AB SMALL CAP GROWTH	1.55%	IB	$44.05	57
EQ/AB SMALL CAP GROWTH	1.65%	IB	$34.58	130
EQ/AB SMALL CAP GROWTH	1.70%	IB	$42.56	11

EQ/AGGRESSIVE ALLOCATION	1.30%	A	$20.64	596
EQ/AGGRESSIVE ALLOCATION	1.55%	A	$20.11	126
EQ/AGGRESSIVE ALLOCATION	1.65%	A	$19.91	136
EQ/AGGRESSIVE ALLOCATION	1.70%	A	$19.80	14
EQ/AGGRESSIVE ALLOCATION	1.10%	B	$13.17	474
EQ/AGGRESSIVE ALLOCATION	1.20%	B	$14.52	43
EQ/AGGRESSIVE ALLOCATION	1.25%	B	$14.47	262

The accompanying notes are an integral part of these financial statements.

FSA-53

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***

EQ/AGGRESSIVE GROWTH STRATEGY	1.30%	IB	$17.83	194,942
EQ/AGGRESSIVE GROWTH STRATEGY	1.55%	IB	$17.49	2,193
EQ/AGGRESSIVE GROWTH STRATEGY	1.65%	IB	$17.35	22,826
EQ/AGGRESSIVE GROWTH STRATEGY	1.70%	IB	$17.28	23,804

EQ/AMERICAN CENTURY MID CAP VALUE	0.30%	IB	$17.67	12
EQ/AMERICAN CENTURY MID CAP VALUE	0.65%	IB	$26.27	—
EQ/AMERICAN CENTURY MID CAP VALUE	1.10%	IB	$14.06	1,946
EQ/AMERICAN CENTURY MID CAP VALUE	1.20%	IB	$16.71	436
EQ/AMERICAN CENTURY MID CAP VALUE	1.25%	IB	$16.65	586
EQ/AMERICAN CENTURY MID CAP VALUE	1.30%	IB	$28.79	2,898
EQ/AMERICAN CENTURY MID CAP VALUE	1.55%	IB	$28.06	92
EQ/AMERICAN CENTURY MID CAP VALUE	1.65%	IB	$27.77	527
EQ/AMERICAN CENTURY MID CAP VALUE	1.70%	IB	$27.63	343

EQ/AMERICAN CENTURY MODERATE GROWTH ALLOCATION	1.30%	IB	$11.39	2,225
EQ/AMERICAN CENTURY MODERATE GROWTH ALLOCATION	1.65%	IB	$11.35	25

EQ/AXA INVESTMENT MANAGERS MODERATE ALLOCATION	1.30%	IB	$11.29	676
EQ/AXA INVESTMENT MANAGERS MODERATE ALLOCATION	1.65%	IB	$11.25	71

EQ/BALANCED STRATEGY	0.65%	IB	$15.25	—
EQ/BALANCED STRATEGY	1.30%	IB	$15.70	131,707
EQ/BALANCED STRATEGY	1.30%	IB	$17.54	15,614
EQ/BALANCED STRATEGY	1.55%	IB	$15.31	6,076
EQ/BALANCED STRATEGY	1.55%	IB	$17.08	1,688
EQ/BALANCED STRATEGY	1.65%	IB	$15.15	20,661
EQ/BALANCED STRATEGY	1.65%	IB	$16.89	3,932
EQ/BALANCED STRATEGY	1.70%	IB	$15.07	12,225
EQ/BALANCED STRATEGY	1.70%	IB	$16.80	660

EQ/BLACKROCK BASIC VALUE EQUITY	1.30%	IA	$23.20	3,717
EQ/BLACKROCK BASIC VALUE EQUITY	1.55%	IA	$22.61	201
EQ/BLACKROCK BASIC VALUE EQUITY	1.65%	IA	$22.38	727
EQ/BLACKROCK BASIC VALUE EQUITY	1.70%	IA	$22.26	610
EQ/BLACKROCK BASIC VALUE EQUITY	0.30%	IB	$15.30	14
EQ/BLACKROCK BASIC VALUE EQUITY	1.10%	IB	$12.33	1,223
EQ/BLACKROCK BASIC VALUE EQUITY	1.20%	IB	$14.47	322
EQ/BLACKROCK BASIC VALUE EQUITY	1.25%	IB	$14.43	426

EQ/CAPITAL GUARDIAN RESEARCH	1.30%	IA	$33.15	212
EQ/CAPITAL GUARDIAN RESEARCH	1.55%	IA	$32.31	24
EQ/CAPITAL GUARDIAN RESEARCH	1.65%	IA	$31.98	65
EQ/CAPITAL GUARDIAN RESEARCH	1.70%	IA	$31.81	76
EQ/CAPITAL GUARDIAN RESEARCH	1.30%	IB	$33.30	82
EQ/CAPITAL GUARDIAN RESEARCH	1.55%	IB	$30.57	15
EQ/CAPITAL GUARDIAN RESEARCH	1.65%	IB	$31.50	67
EQ/CAPITAL GUARDIAN RESEARCH	1.70%	IB	$29.62	13

EQ/CLEARBRIDGE LARGE CAP GROWTH	1.10%	IB	$12.27	334
EQ/CLEARBRIDGE LARGE CAP GROWTH	1.25%	IB	$12.24	34
EQ/CLEARBRIDGE LARGE CAP GROWTH	1.30%	IB	$12.24	97

The accompanying notes are an integral part of these financial statements.

FSA-54

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
EQ/CLEARBRIDGE LARGE CAP GROWTH	1.30%	IB	$22.92	1,919
EQ/CLEARBRIDGE LARGE CAP GROWTH	1.30%	IB	$37.35	143
EQ/CLEARBRIDGE LARGE CAP GROWTH	1.55%	IB	$22.41	213
EQ/CLEARBRIDGE LARGE CAP GROWTH	1.55%	IB	$26.24	83
EQ/CLEARBRIDGE LARGE CAP GROWTH	1.65%	IB	$12.18	13
EQ/CLEARBRIDGE LARGE CAP GROWTH	1.65%	IB	$22.21	511
EQ/CLEARBRIDGE LARGE CAP GROWTH	1.65%	IB	$35.34	111
EQ/CLEARBRIDGE LARGE CAP GROWTH	1.70%	IB	$22.11	297
EQ/CLEARBRIDGE LARGE CAP GROWTH	1.70%	IB	$25.42	11

EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY	1.10%	IA	$12.03	160
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY	1.25%	IA	$12.01	6
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY	1.30%	IA	$12.00	26
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY	1.30%	IA	$23.69	14
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY	1.55%	IA	$23.09	4
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY	1.65%	IA	$22.85	12
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY	1.70%	IA	$22.74	1
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY	1.30%	IB	$18.67	80
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY	1.55%	IB	$18.05	8
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY	1.65%	IB	$17.80	57
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY	1.70%	IB	$17.68	26

EQ/COMMON STOCK INDEX	1.30%	IA	$30.02	1,478
EQ/COMMON STOCK INDEX	1.55%	IA	$29.26	45
EQ/COMMON STOCK INDEX	1.65%	IA	$28.96	238
EQ/COMMON STOCK INDEX	1.70%	IA	$28.81	127
EQ/COMMON STOCK INDEX	1.10%	IB	$15.18	833
EQ/COMMON STOCK INDEX	1.20%	IB	$17.93	119
EQ/COMMON STOCK INDEX	1.25%	IB	$17.87	317

EQ/CONSERVATIVE GROWTH STRATEGY	0.65%	IB	$14.12	7
EQ/CONSERVATIVE GROWTH STRATEGY	1.30%	IB	$14.46	69,799
EQ/CONSERVATIVE GROWTH STRATEGY	1.30%	IB	$16.02	5,282
EQ/CONSERVATIVE GROWTH STRATEGY	1.55%	IB	$14.09	3,423
EQ/CONSERVATIVE GROWTH STRATEGY	1.55%	IB	$15.59	683
EQ/CONSERVATIVE GROWTH STRATEGY	1.65%	IB	$13.95	9,469
EQ/CONSERVATIVE GROWTH STRATEGY	1.65%	IB	$15.43	1,373
EQ/CONSERVATIVE GROWTH STRATEGY	1.70%	IB	$13.87	4,707
EQ/CONSERVATIVE GROWTH STRATEGY	1.70%	IB	$15.35	298

EQ/CONSERVATIVE STRATEGY	1.30%	IB	$12.18	39,566
EQ/CONSERVATIVE STRATEGY	1.30%	IB	$12.99	2,842
EQ/CONSERVATIVE STRATEGY	1.55%	IB	$11.87	2,266
EQ/CONSERVATIVE STRATEGY	1.55%	IB	$12.64	299
EQ/CONSERVATIVE STRATEGY	1.65%	IB	$11.75	6,273
EQ/CONSERVATIVE STRATEGY	1.65%	IB	$12.51	507
EQ/CONSERVATIVE STRATEGY	1.70%	IB	$11.69	3,538
EQ/CONSERVATIVE STRATEGY	1.70%	IB	$12.44	125

EQ/CORE BOND INDEX	0.30%	IB	$10.97	1
EQ/CORE BOND INDEX	0.65%	IB	$11.03	4
EQ/CORE BOND INDEX	1.10%	IB	$10.32	1,679
EQ/CORE BOND INDEX	1.20%	IB	$10.38	231
EQ/CORE BOND INDEX	1.25%	IB	$10.34	2,010
EQ/CORE BOND INDEX	1.30%	IB	$11.03	10,628

The accompanying notes are an integral part of these financial statements.

FSA-55

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
EQ/CORE BOND INDEX	1.30%	IB	$11.18	2,041
EQ/CORE BOND INDEX	1.55%	IB	$10.75	4,399
EQ/CORE BOND INDEX	1.55%	IB	$14.04	502
EQ/CORE BOND INDEX	1.65%	IB	$10.58	1,733
EQ/CORE BOND INDEX	1.65%	IB	$10.64	4,076
EQ/CORE BOND INDEX	1.70%	IB	$10.59	589
EQ/CORE BOND INDEX	1.70%	IB	$13.58	135

EQ/EMERGING MARKETS EQUITY PLUS	0.65%	IB	$10.64	—
EQ/EMERGING MARKETS EQUITY PLUS	1.10%	IB	$10.40	181
EQ/EMERGING MARKETS EQUITY PLUS	1.20%	IB	$10.52	20
EQ/EMERGING MARKETS EQUITY PLUS	1.25%	IB	$10.49	94
EQ/EMERGING MARKETS EQUITY PLUS	1.30%	IB	$10.07	398
EQ/EMERGING MARKETS EQUITY PLUS	1.55%	IB	$10.02	25
EQ/EMERGING MARKETS EQUITY PLUS	1.65%	IB	$9.83	62
EQ/EMERGING MARKETS EQUITY PLUS	1.70%	IB	$9.79	66

EQ/EQUITY 500 INDEX	1.30%	IA	$30.33	6,319
EQ/EQUITY 500 INDEX	1.55%	IA	$29.56	366
EQ/EQUITY 500 INDEX	1.65%	IA	$29.26	1,338
EQ/EQUITY 500 INDEX	1.70%	IA	$29.11	1,527
EQ/EQUITY 500 INDEX	0.30%	IB	$19.56	33
EQ/EQUITY 500 INDEX	1.10%	IB	$15.58	4,822
EQ/EQUITY 500 INDEX	1.20%	IB	$18.50	740
EQ/EQUITY 500 INDEX	1.25%	IB	$18.44	3,458

EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP	0.30%	IB	$18.11	17
EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP	0.65%	IB	$25.54	—
EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP	1.10%	IB	$14.40	1,017
EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP	1.20%	IB	$17.12	381
EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP	1.25%	IB	$17.07	610
EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP	1.30%	IB	$27.68	3,748
EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP	1.55%	IB	$26.98	178
EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP	1.65%	IB	$26.70	846
EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP	1.70%	IB	$26.56	465

EQ/FIRST TRUST MODERATE GROWTH ALLOCATION	1.30%	IB	$11.20	2,092
EQ/FIRST TRUST MODERATE GROWTH ALLOCATION	1.65%	IB	$11.17	60

EQ/FRANKLIN BALANCED MANAGED VOLATILITY	1.30%	IA	$17.98	146
EQ/FRANKLIN BALANCED MANAGED VOLATILITY	1.55%	IA	$17.52	11
EQ/FRANKLIN BALANCED MANAGED VOLATILITY	1.65%	IA	$17.34	54
EQ/FRANKLIN BALANCED MANAGED VOLATILITY	1.70%	IA	$17.26	12
EQ/FRANKLIN BALANCED MANAGED VOLATILITY	1.30%	IB	$15.84	247
EQ/FRANKLIN BALANCED MANAGED VOLATILITY	1.55%	IB	$15.31	53
EQ/FRANKLIN BALANCED MANAGED VOLATILITY	1.65%	IB	$15.11	59
EQ/FRANKLIN BALANCED MANAGED VOLATILITY	1.70%	IB	$15.00	6

EQ/FRANKLIN RISING DIVIDENDS	0.30%	IB	$18.32	12
EQ/FRANKLIN RISING DIVIDENDS	0.65%	IB	$19.72	—
EQ/FRANKLIN RISING DIVIDENDS	1.10%	IB	$15.55	926
EQ/FRANKLIN RISING DIVIDENDS	1.20%	IB	$17.32	233
EQ/FRANKLIN RISING DIVIDENDS	1.25%	IB	$17.27	590
EQ/FRANKLIN RISING DIVIDENDS	1.30%	IB	$19.99	2,662
EQ/FRANKLIN RISING DIVIDENDS	1.55%	IB	$18.56	53
EQ/FRANKLIN RISING DIVIDENDS	1.65%	IB	$19.50	513
EQ/FRANKLIN RISING DIVIDENDS	1.70%	IB	$19.44	410

The accompanying notes are an integral part of these financial statements.

FSA-56

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY	0.65%	IA	$21.32	—
EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY	1.30%	IA	$24.37	48
EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY	1.55%	IA	$23.75	9
EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY	1.65%	IA	$23.51	24
EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY	1.70%	IA	$23.39	2
EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY	1.30%	IB	$18.62	231
EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY	1.55%	IB	$18.00	49
EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY	1.65%	IB	$17.76	150
EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY	1.70%	IB	$17.64	18

EQ/FRANKLIN STRATEGIC INCOME	0.65%	IB	$13.17	1
EQ/FRANKLIN STRATEGIC INCOME	1.30%	IB	$13.90	2,976
EQ/FRANKLIN STRATEGIC INCOME	1.55%	IB	$13.54	155
EQ/FRANKLIN STRATEGIC INCOME	1.65%	IB	$13.40	583
EQ/FRANKLIN STRATEGIC INCOME	1.70%	IB	$13.34	594

EQ/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY	1.30%	IA	$19.39	193
EQ/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY	1.55%	IA	$18.89	5
EQ/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY	1.65%	IA	$18.70	46
EQ/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY	1.70%	IA	$18.61	24
EQ/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY	1.30%	IB	$14.17	194
EQ/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY	1.55%	IB	$13.73	53
EQ/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY	1.65%	IB	$13.55	105
EQ/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY	1.70%	IB	$13.47	8

EQ/GLOBAL BOND PLUS	1.30%	IA	$10.41	253
EQ/GLOBAL BOND PLUS	1.55%	IA	$10.15	38
EQ/GLOBAL BOND PLUS	1.65%	IA	$10.04	66
EQ/GLOBAL BOND PLUS	1.70%	IA	$9.99	24
EQ/GLOBAL BOND PLUS	1.30%	IB	$11.95	136
EQ/GLOBAL BOND PLUS	1.55%	IB	$11.52	99
EQ/GLOBAL BOND PLUS	1.65%	IB	$11.36	87
EQ/GLOBAL BOND PLUS	1.70%	IB	$11.28	7

EQ/GLOBAL EQUITY MANAGED VOLATILITY	1.30%	IA	$17.86	212
EQ/GLOBAL EQUITY MANAGED VOLATILITY	1.55%	IA	$17.41	28
EQ/GLOBAL EQUITY MANAGED VOLATILITY	1.65%	IA	$17.23	50
EQ/GLOBAL EQUITY MANAGED VOLATILITY	1.70%	IA	$17.14	22
EQ/GLOBAL EQUITY MANAGED VOLATILITY	1.30%	IB	$37.90	124
EQ/GLOBAL EQUITY MANAGED VOLATILITY	1.55%	IB	$27.35	63
EQ/GLOBAL EQUITY MANAGED VOLATILITY	1.65%	IB	$35.88	65
EQ/GLOBAL EQUITY MANAGED VOLATILITY	1.70%	IB	$26.43	12

EQ/GOLDMAN SACHS GROWTH ALLOCATION	1.30%	IB	$11.41	5,726
EQ/GOLDMAN SACHS GROWTH ALLOCATION	1.65%	IB	$11.37	159

The accompanying notes are an integral part of these financial statements.

FSA-57

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***

EQ/GOLDMAN SACHS MID CAP VALUE	1.30%	IB	$25.22	761
EQ/GOLDMAN SACHS MID CAP VALUE	1.55%	IB	$24.58	56
EQ/GOLDMAN SACHS MID CAP VALUE	1.65%	IB	$24.33	177
EQ/GOLDMAN SACHS MID CAP VALUE	1.70%	IB	$24.20	131

EQ/GOLDMAN SACHS MODERATE GROWTH ALLOCATION	1.30%	IB	$11.89	49,768
EQ/GOLDMAN SACHS MODERATE GROWTH ALLOCATION	1.65%	IB	$11.70	4,653
EQ/GOLDMAN SACHS MODERATE GROWTH ALLOCATION	1.70%	IB	$11.67	1,224

EQ/GROWTH STRATEGY	0.65%	IB	$17.75	4
EQ/GROWTH STRATEGY	1.30%	IB	$18.47	180,205
EQ/GROWTH STRATEGY	1.30%	IB	$21.38	21,854
EQ/GROWTH STRATEGY	1.55%	IB	$18.01	3,063
EQ/GROWTH STRATEGY	1.55%	IB	$20.82	1,798
EQ/GROWTH STRATEGY	1.65%	IB	$17.82	19,729
EQ/GROWTH STRATEGY	1.65%	IB	$20.59	6,475
EQ/GROWTH STRATEGY	1.70%	IB	$17.73	22,099
EQ/GROWTH STRATEGY	1.70%	IB	$20.48	2,017

EQ/INTERMEDIATE GOVERNMENT BOND	0.30%	IB	$10.52	20
EQ/INTERMEDIATE GOVERNMENT BOND	0.65%	IB	$10.37	2
EQ/INTERMEDIATE GOVERNMENT BOND	1.10%	IB	$10.01	384
EQ/INTERMEDIATE GOVERNMENT BOND	1.20%	IB	$9.95	84
EQ/INTERMEDIATE GOVERNMENT BOND	1.25%	IB	$9.91	482
EQ/INTERMEDIATE GOVERNMENT BOND	1.30%	IB	$10.21	4,974
EQ/INTERMEDIATE GOVERNMENT BOND	1.30%	IB	$11.03	766
EQ/INTERMEDIATE GOVERNMENT BOND	1.55%	IB	$9.95	1,887
EQ/INTERMEDIATE GOVERNMENT BOND	1.55%	IB	$19.06	162
EQ/INTERMEDIATE GOVERNMENT BOND	1.65%	IB	$9.85	1,805
EQ/INTERMEDIATE GOVERNMENT BOND	1.65%	IB	$10.47	232
EQ/INTERMEDIATE GOVERNMENT BOND	1.70%	IB	$9.80	159
EQ/INTERMEDIATE GOVERNMENT BOND	1.70%	IB	$18.25	21

EQ/INTERNATIONAL CORE MANAGED VOLATILITY	1.30%	IA	$13.03	315
EQ/INTERNATIONAL CORE MANAGED VOLATILITY	1.55%	IA	$12.70	13
EQ/INTERNATIONAL CORE MANAGED VOLATILITY	1.65%	IA	$12.57	60
EQ/INTERNATIONAL CORE MANAGED VOLATILITY	1.70%	IA	$12.50	12
EQ/INTERNATIONAL CORE MANAGED VOLATILITY	1.30%	IB	$18.12	201
EQ/INTERNATIONAL CORE MANAGED VOLATILITY	1.55%	IB	$14.72	111
EQ/INTERNATIONAL CORE MANAGED VOLATILITY	1.65%	IB	$17.14	108
EQ/INTERNATIONAL CORE MANAGED VOLATILITY	1.70%	IB	$14.27	28

EQ/INTERNATIONAL EQUITY INDEX	1.30%	IA	$13.68	1,450
EQ/INTERNATIONAL EQUITY INDEX	1.55%	IA	$13.33	84
EQ/INTERNATIONAL EQUITY INDEX	1.65%	IA	$13.19	378
EQ/INTERNATIONAL EQUITY INDEX	1.70%	IA	$13.13	306
EQ/INTERNATIONAL EQUITY INDEX	0.30%	IB	$11.83	16
EQ/INTERNATIONAL EQUITY INDEX	1.10%	IB	$11.05	918
EQ/INTERNATIONAL EQUITY INDEX	1.20%	IB	$11.19	216
EQ/INTERNATIONAL EQUITY INDEX	1.25%	IB	$11.16	855

EQ/INTERNATIONAL MANAGED VOLATILITY	1.30%	IB	$12.61	211
EQ/INTERNATIONAL MANAGED VOLATILITY	1.30%	IB	$12.81	3,306
EQ/INTERNATIONAL MANAGED VOLATILITY	1.55%	IB	$12.49	1,760
EQ/INTERNATIONAL MANAGED VOLATILITY	1.65%	IB	$12.30	129
EQ/INTERNATIONAL MANAGED VOLATILITY	1.65%	IB	$12.36	1,589

The accompanying notes are an integral part of these financial statements.

FSA-58

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
EQ/INTERNATIONAL MANAGED VOLATILITY	1.70%	IB	$12.26	101
EQ/INTERNATIONAL MANAGED VOLATILITY	1.70%	IB	$12.30	54

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	1.30%	IA	$12.48	121
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	1.55%	IA	$12.17	32
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	1.65%	IA	$12.04	38
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	1.70%	IA	$11.98	14

EQ/INVESCO COMSTOCK	1.30%	IA	$25.20	1,255
EQ/INVESCO COMSTOCK	1.55%	IA	$24.56	60
EQ/INVESCO COMSTOCK	1.65%	IA	$24.31	317
EQ/INVESCO COMSTOCK	1.70%	IA	$24.18	185
EQ/INVESCO COMSTOCK	1.30%	IB	$22.23	181
EQ/INVESCO COMSTOCK	1.55%	IB	$21.42	44
EQ/INVESCO COMSTOCK	1.65%	IB	$21.10	113
EQ/INVESCO COMSTOCK	1.70%	IB	$20.95	21

EQ/INVESCO GLOBAL REAL ESTATE	0.30%	IB	$13.87	8
EQ/INVESCO GLOBAL REAL ESTATE	1.10%	IB	$11.78	591
EQ/INVESCO GLOBAL REAL ESTATE	1.20%	IB	$13.12	173
EQ/INVESCO GLOBAL REAL ESTATE	1.25%	IB	$13.08	270
EQ/INVESCO GLOBAL REAL ESTATE	1.30%	IB	$19.02	2,055
EQ/INVESCO GLOBAL REAL ESTATE	1.55%	IB	$18.54	143
EQ/INVESCO GLOBAL REAL ESTATE	1.65%	IB	$18.35	564
EQ/INVESCO GLOBAL REAL ESTATE	1.70%	IB	$18.25	438

EQ/INVESCO INTERNATIONAL GROWTH	0.30%	IB	$12.97	18
EQ/INVESCO INTERNATIONAL GROWTH	1.10%	IB	$11.39	533
EQ/INVESCO INTERNATIONAL GROWTH	1.20%	IB	$12.27	144
EQ/INVESCO INTERNATIONAL GROWTH	1.25%	IB	$12.23	232
EQ/INVESCO INTERNATIONAL GROWTH	1.30%	IB	$16.71	1,682
EQ/INVESCO INTERNATIONAL GROWTH	1.55%	IB	$16.29	96
EQ/INVESCO INTERNATIONAL GROWTH	1.65%	IB	$16.12	262
EQ/INVESCO INTERNATIONAL GROWTH	1.70%	IB	$16.04	215

EQ/INVESCO MODERATE ALLOCATION	1.30%	IB	$11.10	24,829
EQ/INVESCO MODERATE ALLOCATION	1.65%	IB	$10.92	2,115
EQ/INVESCO MODERATE ALLOCATION	1.70%	IB	$10.89	628

EQ/INVESCO MODERATE GROWTH ALLOCATION	1.30%	IB	$11.27	2,555
EQ/INVESCO MODERATE GROWTH ALLOCATION	1.65%	IB	$11.23	100

EQ/JANUS ENTERPRISE	1.30%	IA	$25.49	1,207
EQ/JANUS ENTERPRISE	1.55%	IA	$24.84	160
EQ/JANUS ENTERPRISE	1.65%	IA	$24.59	284
EQ/JANUS ENTERPRISE	1.70%	IA	$24.46	147
EQ/JANUS ENTERPRISE	0.30%	IB	$16.14	1
EQ/JANUS ENTERPRISE	1.10%	IB	$13.99	551
EQ/JANUS ENTERPRISE	1.20%	IB	$15.26	93
EQ/JANUS ENTERPRISE	1.25%	IB	$15.21	202
EQ/JANUS ENTERPRISE	1.30%	IB	$32.28	174
EQ/JANUS ENTERPRISE	1.55%	IB	$31.11	97
EQ/JANUS ENTERPRISE	1.65%	IB	$30.65	88
EQ/JANUS ENTERPRISE	1.70%	IB	$30.42	14

EQ/JPMORGAN GROWTH ALLOCATION	1.30%	IB	$10.91	14,795
EQ/JPMORGAN GROWTH ALLOCATION	1.65%	IB	$10.83	368

The accompanying notes are an integral part of these financial statements.

FSA-59

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***

EQ/JPMORGAN VALUE OPPORTUNITIES	1.30%	IA	$26.20	226
EQ/JPMORGAN VALUE OPPORTUNITIES	1.55%	IA	$25.53	61
EQ/JPMORGAN VALUE OPPORTUNITIES	1.65%	IA	$25.27	105
EQ/JPMORGAN VALUE OPPORTUNITIES	1.70%	IA	$25.14	12
EQ/JPMORGAN VALUE OPPORTUNITIES	0.30%	IB	$11.26	10
EQ/JPMORGAN VALUE OPPORTUNITIES	1.10%	IB	$11.15	224
EQ/JPMORGAN VALUE OPPORTUNITIES	1.25%	IB	$11.13	85
EQ/JPMORGAN VALUE OPPORTUNITIES	1.30%	IB	$11.12	171
EQ/JPMORGAN VALUE OPPORTUNITIES	1.30%	IB	$28.04	186
EQ/JPMORGAN VALUE OPPORTUNITIES	1.55%	IB	$29.29	23
EQ/JPMORGAN VALUE OPPORTUNITIES	1.65%	IB	$11.07	9
EQ/JPMORGAN VALUE OPPORTUNITIES	1.65%	IB	$26.55	105
EQ/JPMORGAN VALUE OPPORTUNITIES	1.70%	IB	$28.30	22

EQ/LARGE CAP CORE MANAGED VOLATILITY	1.30%	IB	$28.67	142
EQ/LARGE CAP CORE MANAGED VOLATILITY	1.55%	IB	$21.10	54
EQ/LARGE CAP CORE MANAGED VOLATILITY	1.65%	IB	$27.12	131
EQ/LARGE CAP CORE MANAGED VOLATILITY	1.70%	IB	$20.43	39

EQ/LARGE CAP GROWTH INDEX	0.65%	IA	$32.44	—
EQ/LARGE CAP GROWTH INDEX	1.30%	IA	$35.36	1,335
EQ/LARGE CAP GROWTH INDEX	1.55%	IA	$34.46	82
EQ/LARGE CAP GROWTH INDEX	1.65%	IA	$34.11	219
EQ/LARGE CAP GROWTH INDEX	1.70%	IA	$33.93	458
EQ/LARGE CAP GROWTH INDEX	0.30%	IB	$22.01	7
EQ/LARGE CAP GROWTH INDEX	1.10%	IB	$17.19	1,045
EQ/LARGE CAP GROWTH INDEX	1.20%	IB	$20.82	155
EQ/LARGE CAP GROWTH INDEX	1.25%	IB	$20.75	542

EQ/LARGE CAP GROWTH MANAGED VOLATILITY	1.30%	IA	$31.39	122
EQ/LARGE CAP GROWTH MANAGED VOLATILITY	1.55%	IA	$30.60	11
EQ/LARGE CAP GROWTH MANAGED VOLATILITY	1.65%	IA	$30.28	37
EQ/LARGE CAP GROWTH MANAGED VOLATILITY	1.70%	IA	$30.13	23
EQ/LARGE CAP GROWTH MANAGED VOLATILITY	1.30%	IB	$36.65	260
EQ/LARGE CAP GROWTH MANAGED VOLATILITY	1.55%	IB	$40.37	84
EQ/LARGE CAP GROWTH MANAGED VOLATILITY	1.65%	IB	$34.70	152
EQ/LARGE CAP GROWTH MANAGED VOLATILITY	1.70%	IB	$39.00	30

EQ/LARGE CAP VALUE INDEX	1.30%	IA	$25.67	915
EQ/LARGE CAP VALUE INDEX	1.55%	IA	$25.02	62
EQ/LARGE CAP VALUE INDEX	1.65%	IA	$24.76	191
EQ/LARGE CAP VALUE INDEX	1.70%	IA	$24.63	390
EQ/LARGE CAP VALUE INDEX	1.10%	IB	$13.56	631
EQ/LARGE CAP VALUE INDEX	1.20%	IB	$15.70	143
EQ/LARGE CAP VALUE INDEX	1.25%	IB	$15.65	587

EQ/LARGE CAP VALUE MANAGED VOLATILITY	1.30%	IA	$23.68	346
EQ/LARGE CAP VALUE MANAGED VOLATILITY	1.55%	IA	$23.08	23
EQ/LARGE CAP VALUE MANAGED VOLATILITY	1.65%	IA	$22.84	65
EQ/LARGE CAP VALUE MANAGED VOLATILITY	1.70%	IA	$22.73	38
EQ/LARGE CAP VALUE MANAGED VOLATILITY	1.30%	IB	$21.96	300
EQ/LARGE CAP VALUE MANAGED VOLATILITY	1.55%	IB	$24.59	80
EQ/LARGE CAP VALUE MANAGED VOLATILITY	1.65%	IB	$20.79	180
EQ/LARGE CAP VALUE MANAGED VOLATILITY	1.70%	IB	$23.78	35

The accompanying notes are an integral part of these financial statements.

FSA-60

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***

EQ/LAZARD EMERGING MARKETS EQUITY	0.30%	IB	$10.75	3
EQ/LAZARD EMERGING MARKETS EQUITY	1.10%	IB	$10.76	962
EQ/LAZARD EMERGING MARKETS EQUITY	1.20%	IB	$10.16	298
EQ/LAZARD EMERGING MARKETS EQUITY	1.25%	IB	$10.13	422
EQ/LAZARD EMERGING MARKETS EQUITY	1.30%	IB	$12.40	3,872
EQ/LAZARD EMERGING MARKETS EQUITY	1.55%	IB	$12.09	387
EQ/LAZARD EMERGING MARKETS EQUITY	1.65%	IB	$11.96	830
EQ/LAZARD EMERGING MARKETS EQUITY	1.70%	IB	$11.90	543

EQ/LEGG MASON GROWTH ALLOCATION	1.30%	IB	$11.28	2,035
EQ/LEGG MASON GROWTH ALLOCATION	1.65%	IB	$11.24	97

EQ/LEGG MASON MODERATE ALLOCATION	1.30%	IB	$12.17	15,932
EQ/LEGG MASON MODERATE ALLOCATION	1.65%	IB	$12.01	1,147
EQ/LEGG MASON MODERATE ALLOCATION	1.70%	IB	$11.98	16

EQ/LOOMIS SAYLES GROWTH	1.30%	IA	$31.83	1,506
EQ/LOOMIS SAYLES GROWTH	1.55%	IA	$31.02	84
EQ/LOOMIS SAYLES GROWTH	1.65%	IA	$30.71	244
EQ/LOOMIS SAYLES GROWTH	1.70%	IA	$30.55	126
EQ/LOOMIS SAYLES GROWTH	0.30%	IB	$22.70	—
EQ/LOOMIS SAYLES GROWTH	1.10%	IB	$17.99	964
EQ/LOOMIS SAYLES GROWTH	1.20%	IB	$21.47	164
EQ/LOOMIS SAYLES GROWTH	1.25%	IB	$21.40	341
EQ/LOOMIS SAYLES GROWTH	1.30%	IB	$30.42	117
EQ/LOOMIS SAYLES GROWTH	1.55%	IB	$29.78	26
EQ/LOOMIS SAYLES GROWTH	1.65%	IB	$29.54	28
EQ/LOOMIS SAYLES GROWTH	1.70%	IB	$29.41	8

EQ/MFS INTERNATIONAL GROWTH	1.30%	IA	$18.53	1,689
EQ/MFS INTERNATIONAL GROWTH	1.55%	IA	$18.06	69
EQ/MFS INTERNATIONAL GROWTH	1.65%	IA	$17.87	314
EQ/MFS INTERNATIONAL GROWTH	1.70%	IA	$17.78	228
EQ/MFS INTERNATIONAL GROWTH	0.30%	IB	$14.56	7
EQ/MFS INTERNATIONAL GROWTH	1.10%	IB	$13.56	991
EQ/MFS INTERNATIONAL GROWTH	1.20%	IB	$13.77	118
EQ/MFS INTERNATIONAL GROWTH	1.25%	IB	$13.73	395
EQ/MFS INTERNATIONAL GROWTH	1.30%	IB	$10.50	391
EQ/MFS INTERNATIONAL GROWTH	1.55%	IB	$22.79	63
EQ/MFS INTERNATIONAL GROWTH	1.65%	IB	$22.45	93
EQ/MFS INTERNATIONAL GROWTH	1.70%	IB	$22.28	25

EQ/MFS INTERNATIONAL VALUE	0.30%	IB	$16.10	21
EQ/MFS INTERNATIONAL VALUE	1.10%	IB	$13.73	2,858
EQ/MFS INTERNATIONAL VALUE	1.20%	IB	$15.23	507
EQ/MFS INTERNATIONAL VALUE	1.25%	IB	$15.18	1,517
EQ/MFS INTERNATIONAL VALUE	1.30%	IB	$22.50	5,568
EQ/MFS INTERNATIONAL VALUE	1.55%	IB	$21.93	299
EQ/MFS INTERNATIONAL VALUE	1.65%	IB	$21.70	1,013
EQ/MFS INTERNATIONAL VALUE	1.70%	IB	$21.59	988

EQ/MFS MID CAP FOCUSED GROWTH	0.65%	IB	$27.76	—
EQ/MFS MID CAP FOCUSED GROWTH	1.30%	IB	$32.91	1,596
EQ/MFS MID CAP FOCUSED GROWTH	1.55%	IB	$32.07	91
EQ/MFS MID CAP FOCUSED GROWTH	1.65%	IB	$31.74	286
EQ/MFS MID CAP FOCUSED GROWTH	1.70%	IB	$31.58	387

The accompanying notes are an integral part of these financial statements.

FSA-61

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***

EQ/MFS TECHNOLOGY	0.30%	IB	$12.04	3
EQ/MFS TECHNOLOGY	1.10%	IB	$11.93	242
EQ/MFS TECHNOLOGY	1.25%	IB	$11.90	79
EQ/MFS TECHNOLOGY	1.30%	IB	$42.62	615
EQ/MFS TECHNOLOGY	1.55%	IB	$41.54	113
EQ/MFS TECHNOLOGY	1.65%	IB	$41.12	144
EQ/MFS TECHNOLOGY	1.70%	IB	$40.91	103

EQ/MFS UTILITIES SERIES	0.30%	IB	$14.98	2
EQ/MFS UTILITIES SERIES	1.10%	IB	$12.49	481
EQ/MFS UTILITIES SERIES	1.20%	IB	$14.16	208
EQ/MFS UTILITIES SERIES	1.25%	IB	$14.12	255
EQ/MFS UTILITIES SERIES	1.30%	IB	$23.32	1,551
EQ/MFS UTILITIES SERIES	1.55%	IB	$22.72	58
EQ/MFS UTILITIES SERIES	1.65%	IB	$22.49	228
EQ/MFS UTILITIES SERIES	1.70%	IB	$22.38	263

EQ/MID CAP INDEX	1.30%	IA	$28.65	1,654
EQ/MID CAP INDEX	1.55%	IA	$27.92	93
EQ/MID CAP INDEX	1.65%	IA	$27.64	400
EQ/MID CAP INDEX	1.70%	IA	$27.50	274
EQ/MID CAP INDEX	0.30%	IB	$16.49	10
EQ/MID CAP INDEX	1.10%	IB	$13.50	1,384
EQ/MID CAP INDEX	1.20%	IB	$15.59	297
EQ/MID CAP INDEX	1.25%	IB	$15.54	776

EQ/MID CAP VALUE MANAGED VOLATILITY	1.30%	IA	$25.15	180
EQ/MID CAP VALUE MANAGED VOLATILITY	1.55%	IA	$24.51	9
EQ/MID CAP VALUE MANAGED VOLATILITY	1.65%	IA	$24.26	37
EQ/MID CAP VALUE MANAGED VOLATILITY	1.70%	IA	$24.13	11
EQ/MID CAP VALUE MANAGED VOLATILITY	1.30%	IB	$28.95	202
EQ/MID CAP VALUE MANAGED VOLATILITY	1.55%	IB	$30.83	34
EQ/MID CAP VALUE MANAGED VOLATILITY	1.65%	IB	$27.41	151
EQ/MID CAP VALUE MANAGED VOLATILITY	1.70%	IB	$29.78	13

EQ/MODERATE ALLOCATION	1.30%	A	$15.45	5,172
EQ/MODERATE ALLOCATION	1.55%	A	$15.06	242
EQ/MODERATE ALLOCATION	1.65%	A	$14.90	733
EQ/MODERATE ALLOCATION	1.70%	A	$14.83	550
EQ/MODERATE ALLOCATION	1.10%	B	$11.78	2,551
EQ/MODERATE ALLOCATION	1.20%	B	$12.38	239
EQ/MODERATE ALLOCATION	1.25%	B	$12.34	3,406

EQ/MODERATE GROWTH STRATEGY	0.65%	IB	$16.47	5
EQ/MODERATE GROWTH STRATEGY	1.30%	IB	$17.06	245,095
EQ/MODERATE GROWTH STRATEGY	1.30%	IB	$19.75	21,935
EQ/MODERATE GROWTH STRATEGY	1.55%	IB	$16.63	22,038
EQ/MODERATE GROWTH STRATEGY	1.55%	IB	$19.23	2,580
EQ/MODERATE GROWTH STRATEGY	1.65%	IB	$16.46	47,829
EQ/MODERATE GROWTH STRATEGY	1.65%	IB	$19.02	6,047
EQ/MODERATE GROWTH STRATEGY	1.70%	IB	$16.37	21,820
EQ/MODERATE GROWTH STRATEGY	1.70%	IB	$18.92	1,966

EQ/MODERATE-PLUS ALLOCATION	1.30%	A	$17.92	1,272
EQ/MODERATE-PLUS ALLOCATION	1.55%	A	$17.46	219
EQ/MODERATE-PLUS ALLOCATION	1.65%	A	$17.28	178

The accompanying notes are an integral part of these financial statements.

FSA-62

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
EQ/MODERATE-PLUS ALLOCATION	1.70%	A	$17.19	26
EQ/MODERATE-PLUS ALLOCATION	1.10%	B	$12.47	1,885
EQ/MODERATE-PLUS ALLOCATION	1.20%	B	$13.41	163
EQ/MODERATE-PLUS ALLOCATION	1.25%	B	$13.36	981

EQ/MONEY MARKET	0.65%	IA	$9.72	1
EQ/MONEY MARKET	1.30%	IA	$9.05	4,432
EQ/MONEY MARKET	1.55%	IA	$8.82	354
EQ/MONEY MARKET	1.65%	IA	$8.73	2,098
EQ/MONEY MARKET	1.65%	IA	$9.21	2
EQ/MONEY MARKET	1.65%	IA	$9.52	382
EQ/MONEY MARKET	1.70%	IA	$8.69	664
EQ/MONEY MARKET	0.30%	IB	$10.13	542
EQ/MONEY MARKET	1.10%	IB	$9.80	2,980
EQ/MONEY MARKET	1.20%	IB	$9.58	612
EQ/MONEY MARKET	1.25%	IB	$9.55	2,282
EQ/MONEY MARKET	1.30%	IB	$9.53	638
EQ/MONEY MARKET	1.55%	IB	$25.15	44
EQ/MONEY MARKET	1.65%	IB	$9.11	431
EQ/MONEY MARKET	1.65%	IB	$9.21	16
EQ/MONEY MARKET	1.70%	IB	$23.72	62

EQ/OPPENHEIMER GLOBAL	1.30%	IA	$23.24	1,871
EQ/OPPENHEIMER GLOBAL	1.55%	IA	$22.65	77
EQ/OPPENHEIMER GLOBAL	1.65%	IA	$22.42	367
EQ/OPPENHEIMER GLOBAL	1.70%	IA	$22.30	292
EQ/OPPENHEIMER GLOBAL	1.10%	IB	$13.84	963
EQ/OPPENHEIMER GLOBAL	1.20%	IB	$15.53	143
EQ/OPPENHEIMER GLOBAL	1.25%	IB	$15.48	235
EQ/OPPENHEIMER GLOBAL	1.30%	IB	$21.02	219
EQ/OPPENHEIMER GLOBAL	1.55%	IB	$20.33	40
EQ/OPPENHEIMER GLOBAL	1.65%	IB	$20.05	264
EQ/OPPENHEIMER GLOBAL	1.70%	IB	$19.92	28

EQ/PIMCO GLOBAL REAL RETURN	1.10%	IB	$11.04	723
EQ/PIMCO GLOBAL REAL RETURN	1.20%	IB	$11.48	96
EQ/PIMCO GLOBAL REAL RETURN	1.25%	IB	$11.45	321
EQ/PIMCO GLOBAL REAL RETURN	1.30%	IB	$11.03	1,030
EQ/PIMCO GLOBAL REAL RETURN	1.55%	IB	$10.52	12
EQ/PIMCO GLOBAL REAL RETURN	1.65%	IB	$10.76	172
EQ/PIMCO GLOBAL REAL RETURN	1.70%	IB	$10.72	232

EQ/PIMCO REAL RETURN	1.30%	IB	$12.01	2,456
EQ/PIMCO REAL RETURN	1.55%	IB	$11.71	219
EQ/PIMCO REAL RETURN	1.65%	IB	$11.59	761
EQ/PIMCO REAL RETURN	1.70%	IB	$11.53	408

EQ/PIMCO TOTAL RETURN	0.30%	IB	$11.81	64
EQ/PIMCO TOTAL RETURN	0.65%	IB	$12.37	—
EQ/PIMCO TOTAL RETURN	1.10%	IB	$10.90	2,602
EQ/PIMCO TOTAL RETURN	1.20%	IB	$11.17	438
EQ/PIMCO TOTAL RETURN	1.25%	IB	$11.13	2,048
EQ/PIMCO TOTAL RETURN	1.30%	IB	$12.76	6,762
EQ/PIMCO TOTAL RETURN	1.55%	IB	$12.44	515
EQ/PIMCO TOTAL RETURN	1.65%	IB	$12.31	2,027
EQ/PIMCO TOTAL RETURN	1.70%	IB	$12.25	1,316

The accompanying notes are an integral part of these financial statements.

FSA-63

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***

EQ/PIMCO ULTRA SHORT BOND	1.30%	IA	$9.64	1,863
EQ/PIMCO ULTRA SHORT BOND	1.55%	IA	$9.40	110
EQ/PIMCO ULTRA SHORT BOND	1.65%	IA	$9.30	408
EQ/PIMCO ULTRA SHORT BOND	1.70%	IA	$9.26	240
EQ/PIMCO ULTRA SHORT BOND	0.30%	IB	$10.51	27
EQ/PIMCO ULTRA SHORT BOND	1.10%	IB	$10.18	827
EQ/PIMCO ULTRA SHORT BOND	1.20%	IB	$9.94	190
EQ/PIMCO ULTRA SHORT BOND	1.25%	IB	$9.91	658
EQ/PIMCO ULTRA SHORT BOND	1.30%	IB	$9.18	85
EQ/PIMCO ULTRA SHORT BOND	1.55%	IB	$10.13	11
EQ/PIMCO ULTRA SHORT BOND	1.65%	IB	$9.98	26
EQ/PIMCO ULTRA SHORT BOND	1.70%	IB	$9.91	8

EQ/QUALITY BOND PLUS	1.30%	IB	$11.32	1,289
EQ/QUALITY BOND PLUS	1.55%	IB	$16.28	247
EQ/QUALITY BOND PLUS	1.65%	IB	$10.74	519
EQ/QUALITY BOND PLUS	1.70%	IB	$15.64	78

EQ/SCIENCE AND TECHNOLOGY	0.30%	IB	$20.09	1
EQ/SCIENCE AND TECHNOLOGY	1.10%	IB	$16.16	745
EQ/SCIENCE AND TECHNOLOGY	1.20%	IB	$19.00	249
EQ/SCIENCE AND TECHNOLOGY	1.25%	IB	$18.94	414
EQ/SCIENCE AND TECHNOLOGY	1.30%	IB	$36.95	1,684
EQ/SCIENCE AND TECHNOLOGY	1.55%	IB	$36.01	124
EQ/SCIENCE AND TECHNOLOGY	1.65%	IB	$35.64	348
EQ/SCIENCE AND TECHNOLOGY	1.70%	IB	$35.46	219

EQ/SMALL COMPANY INDEX	1.30%	IA	$27.80	1,155
EQ/SMALL COMPANY INDEX	1.55%	IA	$27.09	63
EQ/SMALL COMPANY INDEX	1.65%	IA	$26.82	285
EQ/SMALL COMPANY INDEX	1.70%	IA	$26.68	201
EQ/SMALL COMPANY INDEX	0.30%	IB	$15.57	14
EQ/SMALL COMPANY INDEX	1.10%	IB	$13.32	909
EQ/SMALL COMPANY INDEX	1.20%	IB	$14.72	154
EQ/SMALL COMPANY INDEX	1.25%	IB	$14.67	537

EQ/T. ROWE PRICE GROWTH STOCK	1.30%	IA	$35.67	3,903
EQ/T. ROWE PRICE GROWTH STOCK	1.55%	IA	$34.76	170
EQ/T. ROWE PRICE GROWTH STOCK	1.65%	IA	$34.41	814
EQ/T. ROWE PRICE GROWTH STOCK	1.70%	IA	$34.23	829
EQ/T. ROWE PRICE GROWTH STOCK	0.30%	IB	$21.49	12
EQ/T. ROWE PRICE GROWTH STOCK	1.10%	IB	$16.94	2,772
EQ/T. ROWE PRICE GROWTH STOCK	1.20%	IB	$20.32	352
EQ/T. ROWE PRICE GROWTH STOCK	1.25%	IB	$20.26	865
EQ/T. ROWE PRICE GROWTH STOCK	1.30%	IB	$18.58	555
EQ/T. ROWE PRICE GROWTH STOCK	1.55%	IB	$44.84	70
EQ/T. ROWE PRICE GROWTH STOCK	1.65%	IB	$43.43	142
EQ/T. ROWE PRICE GROWTH STOCK	1.70%	IB	$42.74	22

EQ/T. ROWE PRICE HEALTH SCIENCES	0.30%	IB	$22.40	3
EQ/T. ROWE PRICE HEALTH SCIENCES	1.10%	IB	$13.87	1,611
EQ/T. ROWE PRICE HEALTH SCIENCES	1.20%	IB	$21.18	316
EQ/T. ROWE PRICE HEALTH SCIENCES	1.25%	IB	$21.11	709
EQ/T. ROWE PRICE HEALTH SCIENCES	1.30%	IB	$50.23	1,961
EQ/T. ROWE PRICE HEALTH SCIENCES	1.55%	IB	$48.95	82
EQ/T. ROWE PRICE HEALTH SCIENCES	1.65%	IB	$48.45	306
EQ/T. ROWE PRICE HEALTH SCIENCES	1.70%	IB	$48.21	263

The accompanying notes are an integral part of these financial statements.

FSA-64

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***

EQ/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY	1.30%	IA	$17.96	81
EQ/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY	1.55%	IA	$17.50	21
EQ/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY	1.65%	IA	$17.32	33
EQ/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY	1.70%	IA	$17.23	1
EQ/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY	0.30%	IB	$13.49	—
EQ/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY	1.10%	IB	$11.73	105
EQ/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY	1.20%	IB	$12.75	24
EQ/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY	1.25%	IB	$12.71	64
EQ/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY	1.30%	IB	$14.27	276
EQ/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY	1.55%	IB	$13.80	198
EQ/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY	1.65%	IB	$13.61	320
EQ/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY	1.70%	IB	$13.52	22

EQ/UBS GROWTH & INCOME	1.30%	IB	$5.01	543
EQ/UBS GROWTH & INCOME	1.55%	IB	$12.10	145
EQ/UBS GROWTH & INCOME	1.65%	IB	$11.84	170
EQ/UBS GROWTH & INCOME	1.70%	IB	$11.72	47

EQ/ULTRA CONSERVATIVE STRATEGY	1.30%	IB	$10.46	24,294
EQ/ULTRA CONSERVATIVE STRATEGY	1.55%	IB	$10.25	1,930
EQ/ULTRA CONSERVATIVE STRATEGY	1.65%	IB	$10.16	6,335
EQ/ULTRA CONSERVATIVE STRATEGY	1.70%	IB	$10.12	12,463

EQ/WELLINGTON ENERGY	0.30%	IB	$5.19	1
EQ/WELLINGTON ENERGY	1.10%	IB	$5.23	343
EQ/WELLINGTON ENERGY	1.20%	IB	$4.90	235
EQ/WELLINGTON ENERGY	1.25%	IB	$4.89	301
EQ/WELLINGTON ENERGY	1.30%	IB	$7.08	1,618
EQ/WELLINGTON ENERGY	1.55%	IB	$6.90	193
EQ/WELLINGTON ENERGY	1.65%	IB	$6.83	285
EQ/WELLINGTON ENERGY	1.70%	IB	$6.79	226

FEDERATED HIGH INCOME BOND FUND II	0.30%	SERVICE CLASS	$13.27	9
FEDERATED HIGH INCOME BOND FUND II	1.10%	SERVICE CLASS	$11.98	962
FEDERATED HIGH INCOME BOND FUND II	1.20%	SERVICE CLASS	$12.54	304
FEDERATED HIGH INCOME BOND FUND II	1.25%	SERVICE CLASS	$12.51	941

FEDERATED KAUFMANN FUND II	0.30%	SERVICE CLASS	$22.09	6
FEDERATED KAUFMANN FUND II	1.10%	SERVICE CLASS	$16.86	795
FEDERATED KAUFMANN FUND II	1.20%	SERVICE CLASS	$20.89	107
FEDERATED KAUFMANN FUND II	1.25%	SERVICE CLASS	$20.83	284

FIDELITY® VIP ASSET MANAGER: GROWTH PORTFOLIO	1.30%	SERVICE CLASS 2	$19.77	20
FIDELITY® VIP ASSET MANAGER: GROWTH PORTFOLIO	1.55%	SERVICE CLASS 2	$19.27	7
FIDELITY® VIP ASSET MANAGER: GROWTH PORTFOLIO	1.65%	SERVICE CLASS 2	$19.07	6
FIDELITY® VIP ASSET MANAGER: GROWTH PORTFOLIO	1.70%	SERVICE CLASS 2	$18.97	1

FIDELITY® VIP FREEDOM 2015 PORTFOLIO	1.30%	SERVICE CLASS 2	$15.57	17
FIDELITY® VIP FREEDOM 2015 PORTFOLIO	1.55%	SERVICE CLASS 2	$15.22	—
FIDELITY® VIP FREEDOM 2015 PORTFOLIO	1.65%	SERVICE CLASS 2	$15.08	15
FIDELITY® VIP FREEDOM 2015 PORTFOLIO	1.70%	SERVICE CLASS 2	$15.01	7

FIDELITY® VIP FREEDOM 2020 PORTFOLIO	1.30%	SERVICE CLASS 2	$16.13	50
FIDELITY® VIP FREEDOM 2020 PORTFOLIO	1.55%	SERVICE CLASS 2	$15.77	6
FIDELITY® VIP FREEDOM 2020 PORTFOLIO	1.65%	SERVICE CLASS 2	$15.63	25
FIDELITY® VIP FREEDOM 2020 PORTFOLIO	1.70%	SERVICE CLASS 2	$15.56	2

The accompanying notes are an integral part of these financial statements.

FSA-65

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***

FIDELITY® VIP FREEDOM 2025 PORTFOLIO	1.30%	SERVICE CLASS 2	$17.04	65
FIDELITY® VIP FREEDOM 2025 PORTFOLIO	1.55%	SERVICE CLASS 2	$16.66	8
FIDELITY® VIP FREEDOM 2025 PORTFOLIO	1.65%	SERVICE CLASS 2	$16.51	21

FIDELITY® VIP FREEDOM 2030 PORTFOLIO	1.30%	SERVICE CLASS 2	$17.83	21
FIDELITY® VIP FREEDOM 2030 PORTFOLIO	1.55%	SERVICE CLASS 2	$17.44	16
FIDELITY® VIP FREEDOM 2030 PORTFOLIO	1.65%	SERVICE CLASS 2	$17.28	18
FIDELITY® VIP FREEDOM 2030 PORTFOLIO	1.70%	SERVICE CLASS 2	$17.20	6

FIDELITY® VIP MID CAP PORTFOLIO	0.30%	SERVICE CLASS 2	$15.28	9
FIDELITY® VIP MID CAP PORTFOLIO	1.10%	SERVICE CLASS 2	$12.61	1,021
FIDELITY® VIP MID CAP PORTFOLIO	1.20%	SERVICE CLASS 2	$14.45	226
FIDELITY® VIP MID CAP PORTFOLIO	1.25%	SERVICE CLASS 2	$14.40	386
FIDELITY® VIP MID CAP PORTFOLIO	1.30%	SERVICE CLASS 2	$23.52	2,084
FIDELITY® VIP MID CAP PORTFOLIO	1.55%	SERVICE CLASS 2	$22.93	88
FIDELITY® VIP MID CAP PORTFOLIO	1.65%	SERVICE CLASS 2	$22.69	378
FIDELITY® VIP MID CAP PORTFOLIO	1.70%	SERVICE CLASS 2	$22.58	273

FIDELITY® VIP STRATEGIC INCOME PORTFOLIO	0.30%	SERVICE CLASS 2	$12.38	61
FIDELITY® VIP STRATEGIC INCOME PORTFOLIO	1.10%	SERVICE CLASS 2	$11.32	2,794
FIDELITY® VIP STRATEGIC INCOME PORTFOLIO	1.20%	SERVICE CLASS 2	$11.71	499
FIDELITY® VIP STRATEGIC INCOME PORTFOLIO	1.25%	SERVICE CLASS 2	$11.67	1,988
FIDELITY® VIP STRATEGIC INCOME PORTFOLIO	1.30%	SERVICE CLASS 2	$14.14	4,457
FIDELITY® VIP STRATEGIC INCOME PORTFOLIO	1.55%	SERVICE CLASS 2	$13.78	214
FIDELITY® VIP STRATEGIC INCOME PORTFOLIO	1.65%	SERVICE CLASS 2	$13.64	918
FIDELITY® VIP STRATEGIC INCOME PORTFOLIO	1.70%	SERVICE CLASS 2	$13.57	843

FIRST TRUST MULTI INCOME ALLOCATION PORTFOLIO	1.10%	CLASS I	$11.61	144
FIRST TRUST MULTI INCOME ALLOCATION PORTFOLIO	1.20%	CLASS I	$11.93	12
FIRST TRUST MULTI INCOME ALLOCATION PORTFOLIO	1.25%	CLASS I	$11.90	122
FIRST TRUST MULTI INCOME ALLOCATION PORTFOLIO	1.30%	CLASS I	$11.87	174
FIRST TRUST MULTI INCOME ALLOCATION PORTFOLIO	1.65%	CLASS I	$11.63	36
FIRST TRUST MULTI INCOME ALLOCATION PORTFOLIO	1.70%	CLASS I	$11.60	31

FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO	0.30%	CLASS I	$15.98	2
FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO	1.10%	CLASS I	$13.62	849
FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO	1.20%	CLASS I	$15.11	243
FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO	1.25%	CLASS I	$15.06	551
FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO	1.30%	CLASS I	$17.07	1,766
FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO	1.55%	CLASS I	$15.15	41
FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO	1.55%	CLASS I	$16.74	28
FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO	1.65%	CLASS I	$16.61	337
FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO	1.70%	CLASS I	$16.55	190

FRANKLIN ALLOCATION VIP FUND	1.10%	CLASS 2	$11.72	224
FRANKLIN ALLOCATION VIP FUND	1.20%	CLASS 2	$12.59	118
FRANKLIN ALLOCATION VIP FUND	1.25%	CLASS 2	$12.55	244

The accompanying notes are an integral part of these financial statements.

FSA-66

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
FRANKLIN ALLOCATION VIP FUND	1.30%	CLASS 2	$17.56	595
FRANKLIN ALLOCATION VIP FUND	1.55%	CLASS 2	$17.13	5
FRANKLIN ALLOCATION VIP FUND	1.65%	CLASS 2	$16.95	72
FRANKLIN ALLOCATION VIP FUND	1.70%	CLASS 2	$16.87	146

FRANKLIN INCOME VIP FUND	0.30%	CLASS 2	$13.50	8
FRANKLIN INCOME VIP FUND	1.10%	CLASS 2	$11.92	1,387
FRANKLIN INCOME VIP FUND	1.20%	CLASS 2	$12.77	596
FRANKLIN INCOME VIP FUND	1.25%	CLASS 2	$12.73	1,892
FRANKLIN INCOME VIP FUND	1.30%	CLASS 2	$17.15	2,284
FRANKLIN INCOME VIP FUND	1.55%	CLASS 2	$16.72	42
FRANKLIN INCOME VIP FUND	1.65%	CLASS 2	$16.56	424
FRANKLIN INCOME VIP FUND	1.70%	CLASS 2	$16.47	578

FRANKLIN MUTUAL SHARES VIP FUND	1.10%	CLASS 2	$12.10	135
FRANKLIN MUTUAL SHARES VIP FUND	1.20%	CLASS 2	$13.70	41
FRANKLIN MUTUAL SHARES VIP FUND	1.25%	CLASS 2	$13.65	94
FRANKLIN MUTUAL SHARES VIP FUND	1.30%	CLASS 2	$19.75	314
FRANKLIN MUTUAL SHARES VIP FUND	1.55%	CLASS 2	$19.26	32
FRANKLIN MUTUAL SHARES VIP FUND	1.65%	CLASS 2	$19.07	92
FRANKLIN MUTUAL SHARES VIP FUND	1.70%	CLASS 2	$18.97	22

GUGGENHEIM VIF GLOBAL MANAGED FUTURES STRATEGY FUND	0.30%	COMMON SHARES	$10.31	5
GUGGENHEIM VIF GLOBAL MANAGED FUTURES STRATEGY FUND	1.10%	COMMON SHARES	$8.09	162
GUGGENHEIM VIF GLOBAL MANAGED FUTURES STRATEGY FUND	1.20%	COMMON SHARES	$9.74	40
GUGGENHEIM VIF GLOBAL MANAGED FUTURES STRATEGY FUND	1.25%	COMMON SHARES	$9.71	67
GUGGENHEIM VIF GLOBAL MANAGED FUTURES STRATEGY FUND	1.30%	COMMON SHARES	$7.41	21
GUGGENHEIM VIF GLOBAL MANAGED FUTURES STRATEGY FUND	1.55%	COMMON SHARES	$7.25	12
GUGGENHEIM VIF GLOBAL MANAGED FUTURES STRATEGY FUND	1.65%	COMMON SHARES	$7.18	12
GUGGENHEIM VIF GLOBAL MANAGED FUTURES STRATEGY FUND	1.70%	COMMON SHARES	$7.15	1

GUGGENHEIM VIF MULTI-HEDGE STRATEGIES FUND	1.30%	COMMON SHARES	$9.57	24
GUGGENHEIM VIF MULTI-HEDGE STRATEGIES FUND	1.55%	COMMON SHARES	$9.36	21
GUGGENHEIM VIF MULTI-HEDGE STRATEGIES FUND	1.65%	COMMON SHARES	$9.28	11
GUGGENHEIM VIF MULTI-HEDGE STRATEGIES FUND	1.70%	COMMON SHARES	$9.23	1

HARTFORD CAPITAL APPRECIATION HLS FUND	1.10%	IC	$13.91	225
HARTFORD CAPITAL APPRECIATION HLS FUND	1.20%	IC	$14.81	84
HARTFORD CAPITAL APPRECIATION HLS FUND	1.25%	IC	$14.77	170
HARTFORD CAPITAL APPRECIATION HLS FUND	1.30%	IC	$14.73	774
HARTFORD CAPITAL APPRECIATION HLS FUND	1.65%	IC	$14.44	100
HARTFORD CAPITAL APPRECIATION HLS FUND	1.70%	IC	$14.40	47

HARTFORD GROWTH OPPORTUNITIES HLS FUND	0.30%	IC	$19.88	8
HARTFORD GROWTH OPPORTUNITIES HLS FUND	1.10%	IC	$16.18	818
HARTFORD GROWTH OPPORTUNITIES HLS FUND	1.20%	IC	$18.90	108
HARTFORD GROWTH OPPORTUNITIES HLS FUND	1.25%	IC	$18.85	346

The accompanying notes are an integral part of these financial statements.

FSA-67

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
HARTFORD GROWTH OPPORTUNITIES HLS FUND	1.30%	IC	$18.80	1,320
HARTFORD GROWTH OPPORTUNITIES HLS FUND	1.65%	IC	$18.43	191
HARTFORD GROWTH OPPORTUNITIES HLS FUND	1.70%	IC	$18.38	122

INVESCO V.I. AMERICAN FRANCHISE FUND	1.30%	SERIES II	$33.74	11
INVESCO V.I. AMERICAN FRANCHISE FUND	1.55%	SERIES II	$32.89	1
INVESCO V.I. AMERICAN FRANCHISE FUND	1.65%	SERIES II	$32.55	4

INVESCO V.I. BALANCED-RISK ALLOCATION FUND	1.10%	SERIES II	$11.44	496
INVESCO V.I. BALANCED-RISK ALLOCATION FUND	1.20%	SERIES II	$12.11	86
INVESCO V.I. BALANCED-RISK ALLOCATION FUND	1.25%	SERIES II	$12.08	450

INVESCO V.I. DIVERSIFIED DIVIDEND FUND	0.65%	SERIES II	$24.46	—
INVESCO V.I. DIVERSIFIED DIVIDEND FUND	1.30%	SERIES II	$23.93	2,154
INVESCO V.I. DIVERSIFIED DIVIDEND FUND	1.55%	SERIES II	$20.73	17
INVESCO V.I. DIVERSIFIED DIVIDEND FUND	1.55%	SERIES II	$23.32	55
INVESCO V.I. DIVERSIFIED DIVIDEND FUND	1.65%	SERIES II	$20.57	223
INVESCO V.I. DIVERSIFIED DIVIDEND FUND	1.65%	SERIES II	$23.08	159
INVESCO V.I. DIVERSIFIED DIVIDEND FUND	1.70%	SERIES II	$20.49	366
INVESCO V.I. DIVERSIFIED DIVIDEND FUND	1.70%	SERIES II	$22.97	6

INVESCO V.I. EQUITY AND INCOME FUND	1.30%	SERIES II	$12.51	1,450
INVESCO V.I. EQUITY AND INCOME FUND	1.65%	SERIES II	$12.30	99
INVESCO V.I. EQUITY AND INCOME FUND	1.70%	SERIES II	$12.27	10

INVESCO V.I. HEALTH CARE FUND	1.10%	SERIES II	$12.19	344
INVESCO V.I. HEALTH CARE FUND	1.20%	SERIES II	$16.45	65
INVESCO V.I. HEALTH CARE FUND	1.25%	SERIES II	$16.40	158

INVESCO V.I. HIGH YIELD FUND	0.30%	SERIES II	$12.52	2
INVESCO V.I. HIGH YIELD FUND	1.10%	SERIES II	$11.34	785
INVESCO V.I. HIGH YIELD FUND	1.20%	SERIES II	$11.84	213
INVESCO V.I. HIGH YIELD FUND	1.25%	SERIES II	$11.80	658
INVESCO V.I. HIGH YIELD FUND	1.30%	SERIES II	$13.73	1,520
INVESCO V.I. HIGH YIELD FUND	1.55%	SERIES II	$13.42	41
INVESCO V.I. HIGH YIELD FUND	1.65%	SERIES II	$13.30	340
INVESCO V.I. HIGH YIELD FUND	1.70%	SERIES II	$13.24	169

INVESCO V.I. MID CAP CORE EQUITY FUND	1.30%	SERIES II	$19.70	520
INVESCO V.I. MID CAP CORE EQUITY FUND	1.55%	SERIES II	$19.20	17
INVESCO V.I. MID CAP CORE EQUITY FUND	1.65%	SERIES II	$19.01	64
INVESCO V.I. MID CAP CORE EQUITY FUND	1.70%	SERIES II	$18.91	34

INVESCO V.I. SMALL CAP EQUITY FUND	1.10%	SERIES II	$11.62	330
INVESCO V.I. SMALL CAP EQUITY FUND	1.20%	SERIES II	$12.81	52
INVESCO V.I. SMALL CAP EQUITY FUND	1.25%	SERIES II	$12.77	152
INVESCO V.I. SMALL CAP EQUITY FUND	1.30%	SERIES II	$24.25	533
INVESCO V.I. SMALL CAP EQUITY FUND	1.55%	SERIES II	$23.63	27
INVESCO V.I. SMALL CAP EQUITY FUND	1.65%	SERIES II	$23.39	76
INVESCO V.I. SMALL CAP EQUITY FUND	1.70%	SERIES II	$23.27	29

IVY VIP ASSET STRATEGY	1.10%	CLASS II	$11.14	263
IVY VIP ASSET STRATEGY	1.20%	CLASS II	$11.27	198
IVY VIP ASSET STRATEGY	1.25%	CLASS II	$11.24	302
IVY VIP ASSET STRATEGY	1.30%	CLASS II	$13.95	1,047
IVY VIP ASSET STRATEGY	1.55%	CLASS II	$13.64	32
IVY VIP ASSET STRATEGY	1.65%	CLASS II	$13.52	228
IVY VIP ASSET STRATEGY	1.70%	CLASS II	$13.46	580

The accompanying notes are an integral part of these financial statements.

FSA-68

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***

IVY VIP GLOBAL EQUITY INCOME	1.30%	CLASS II	$20.96	368
IVY VIP GLOBAL EQUITY INCOME	1.55%	CLASS II	$20.43	56
IVY VIP GLOBAL EQUITY INCOME	1.65%	CLASS II	$20.22	121
IVY VIP GLOBAL EQUITY INCOME	1.70%	CLASS II	$20.12	66

IVY VIP HIGH INCOME	0.65%	CLASS II	$16.87	—
IVY VIP HIGH INCOME	1.30%	CLASS II	$18.40	4,769
IVY VIP HIGH INCOME	1.55%	CLASS II	$17.94	230
IVY VIP HIGH INCOME	1.65%	CLASS II	$17.75	911
IVY VIP HIGH INCOME	1.70%	CLASS II	$17.66	956

IVY VIP NATURAL RESOURCES	1.30%	CLASS II	$6.63	651
IVY VIP NATURAL RESOURCES	1.55%	CLASS II	$6.46	71
IVY VIP NATURAL RESOURCES	1.65%	CLASS II	$6.40	184
IVY VIP NATURAL RESOURCES	1.70%	CLASS II	$6.36	82

IVY VIP SMALL CAP GROWTH	0.30%	CLASS II	$15.14	2
IVY VIP SMALL CAP GROWTH	1.10%	CLASS II	$13.58	172
IVY VIP SMALL CAP GROWTH	1.20%	CLASS II	$14.32	83
IVY VIP SMALL CAP GROWTH	1.25%	CLASS II	$14.27	66
IVY VIP SMALL CAP GROWTH	1.30%	CLASS II	$24.98	823
IVY VIP SMALL CAP GROWTH	1.55%	CLASS II	$24.34	60
IVY VIP SMALL CAP GROWTH	1.65%	CLASS II	$24.10	193
IVY VIP SMALL CAP GROWTH	1.70%	CLASS II	$23.97	115

JANUS HENDERSON BALANCED PORTFOLIO	0.30%	SERVICE SHARES	$16.62	5
JANUS HENDERSON BALANCED PORTFOLIO	1.10%	SERVICE SHARES	$14.07	3,498
JANUS HENDERSON BALANCED PORTFOLIO	1.20%	SERVICE SHARES	$15.72	508
JANUS HENDERSON BALANCED PORTFOLIO	1.25%	SERVICE SHARES	$15.67	5,856

JANUS HENDERSON FLEXIBLE BOND PORTFOLIO	0.30%	SERVICE SHARES	$11.66	27
JANUS HENDERSON FLEXIBLE BOND PORTFOLIO	1.10%	SERVICE SHARES	$10.66	1,162
JANUS HENDERSON FLEXIBLE BOND PORTFOLIO	1.20%	SERVICE SHARES	$11.03	290
JANUS HENDERSON FLEXIBLE BOND PORTFOLIO	1.25%	SERVICE SHARES	$10.99	1,358

JANUS HENDERSON U.S. LOW VOLATILITY PORTFOLIO	0.30%	SERVICE SHARES	$18.93	4
JANUS HENDERSON U.S. LOW VOLATILITY PORTFOLIO	1.10%	SERVICE SHARES	$15.03	594
JANUS HENDERSON U.S. LOW VOLATILITY PORTFOLIO	1.20%	SERVICE SHARES	$17.90	88
JANUS HENDERSON U.S. LOW VOLATILITY PORTFOLIO	1.25%	SERVICE SHARES	$17.84	406

JPMORGAN INSURANCE TRUST GLOBAL ALLOCATION PORTFOLIO	0.30%	CLASS 2	$12.94	3
JPMORGAN INSURANCE TRUST GLOBAL ALLOCATION PORTFOLIO	1.10%	CLASS 2	$12.48	266
JPMORGAN INSURANCE TRUST GLOBAL ALLOCATION PORTFOLIO	1.25%	CLASS 2	$12.40	1,745

JPMORGAN INSURANCE TRUST INCOME BUILDER PORTFOLIO	1.10%	CLASS 2	$12.11	133

LORD ABBETT SERIES FUND — BOND DEBENTURE PORTFOLIO	0.30%	VC SHARES	$13.59	48
LORD ABBETT SERIES FUND — BOND DEBENTURE PORTFOLIO	0.65%	VC SHARES	$16.39	1
LORD ABBETT SERIES FUND — BOND DEBENTURE PORTFOLIO	1.10%	VC SHARES	$11.99	2,839
LORD ABBETT SERIES FUND — BOND DEBENTURE PORTFOLIO	1.20%	VC SHARES	$12.85	577

The accompanying notes are an integral part of these financial statements.

FSA-69

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
LORD ABBETT SERIES FUND — BOND DEBENTURE PORTFOLIO	1.25%	VC SHARES	$12.81	1,632
LORD ABBETT SERIES FUND — BOND DEBENTURE PORTFOLIO	1.30%	VC SHARES	$15.09	4,086
LORD ABBETT SERIES FUND — BOND DEBENTURE PORTFOLIO	1.55%	VC SHARES	$14.76	148
LORD ABBETT SERIES FUND — BOND DEBENTURE PORTFOLIO	1.65%	VC SHARES	$14.62	802
LORD ABBETT SERIES FUND — BOND DEBENTURE PORTFOLIO	1.70%	VC SHARES	$14.56	1,007

LORD ABBETT SERIES FUND — GROWTH OPPORTUNITIES PORTFOLIO	1.30%	VC SHARES	$21.03	142
LORD ABBETT SERIES FUND — GROWTH OPPORTUNITIES PORTFOLIO	1.55%	VC SHARES	$20.56	19
LORD ABBETT SERIES FUND — GROWTH OPPORTUNITIES PORTFOLIO	1.65%	VC SHARES	$20.37	40
LORD ABBETT SERIES FUND — GROWTH OPPORTUNITIES PORTFOLIO	1.70%	VC SHARES	$20.28	24

MFS® INVESTORS TRUST SERIES	1.10%	SERVICE CLASS	$15.30	209
MFS® INVESTORS TRUST SERIES	1.20%	SERVICE CLASS	$17.78	26
MFS® INVESTORS TRUST SERIES	1.25%	SERVICE CLASS	$17.73	53
MFS® INVESTORS TRUST SERIES	1.30%	SERVICE CLASS	$27.97	265
MFS® INVESTORS TRUST SERIES	1.55%	SERVICE CLASS	$27.26	30
MFS® INVESTORS TRUST SERIES	1.65%	SERVICE CLASS	$26.98	63
MFS® INVESTORS TRUST SERIES	1.70%	SERVICE CLASS	$26.84	31

MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO	1.30%	SERVICE CLASS	$32.96	435
MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO	1.55%	SERVICE CLASS	$32.12	46
MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO	1.65%	SERVICE CLASS	$31.79	81
MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO	1.70%	SERVICE CLASS	$31.63	46

MFS® RESEARCH SERIES	1.10%	SERVICE CLASS	$15.62	117
MFS® RESEARCH SERIES	1.20%	SERVICE CLASS	$18.22	27
MFS® RESEARCH SERIES	1.25%	SERVICE CLASS	$18.16	49

MFS® VALUE SERIES	0.30%	SERVICE CLASS	$17.47	5
MFS® VALUE SERIES	1.10%	SERVICE CLASS	$14.31	1,572
MFS® VALUE SERIES	1.20%	SERVICE CLASS	$16.52	144
MFS® VALUE SERIES	1.25%	SERVICE CLASS	$16.47	661

MULTIMANAGER AGGRESSIVE EQUITY	1.30%	IB	$31.78	407
MULTIMANAGER AGGRESSIVE EQUITY	1.55%	IB	$135.60	17
MULTIMANAGER AGGRESSIVE EQUITY	1.65%	IB	$30.27	122
MULTIMANAGER AGGRESSIVE EQUITY	1.70%	IB	$128.77	16

MULTIMANAGER CORE BOND	1.30%	IB	$14.55	3,671
MULTIMANAGER CORE BOND	1.55%	IB	$14.90	1,045
MULTIMANAGER CORE BOND	1.65%	IB	$13.70	2,042
MULTIMANAGER CORE BOND	1.70%	IB	$14.50	423

The accompanying notes are an integral part of these financial statements.

FSA-70

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***

MULTIMANAGER MID CAP GROWTH	1.30%	IB	$33.59	452
MULTIMANAGER MID CAP GROWTH	1.55%	IB	$26.16	47
MULTIMANAGER MID CAP GROWTH	1.65%	IB	$31.72	138
MULTIMANAGER MID CAP GROWTH	1.70%	IB	$25.45	76

MULTIMANAGER MID CAP VALUE	1.30%	IB	$27.84	247
MULTIMANAGER MID CAP VALUE	1.55%	IB	$24.76	27
MULTIMANAGER MID CAP VALUE	1.65%	IB	$26.30	88
MULTIMANAGER MID CAP VALUE	1.70%	IB	$24.09	44

MULTIMANAGER TECHNOLOGY	0.30%	IB	$27.07	1
MULTIMANAGER TECHNOLOGY	1.10%	IB	$20.48	681
MULTIMANAGER TECHNOLOGY	1.20%	IB	$25.60	119
MULTIMANAGER TECHNOLOGY	1.25%	IB	$25.52	409
MULTIMANAGER TECHNOLOGY	1.30%	IB	$20.86	1,077
MULTIMANAGER TECHNOLOGY	1.30%	IB	$46.18	228
MULTIMANAGER TECHNOLOGY	1.55%	IB	$37.73	53
MULTIMANAGER TECHNOLOGY	1.65%	IB	$20.50	140
MULTIMANAGER TECHNOLOGY	1.65%	IB	$43.62	61
MULTIMANAGER TECHNOLOGY	1.70%	IB	$20.45	62
MULTIMANAGER TECHNOLOGY	1.70%	IB	$36.71	44

NEUBERGER BERMAN INTERNATIONAL EQUITY PORTFOLIO	1.10%	CLASS S	$11.70	90
NEUBERGER BERMAN INTERNATIONAL EQUITY PORTFOLIO	1.20%	CLASS S	$11.79	38
NEUBERGER BERMAN INTERNATIONAL EQUITY PORTFOLIO	1.25%	CLASS S	$11.76	13
NEUBERGER BERMAN INTERNATIONAL EQUITY PORTFOLIO	1.30%	CLASS S	$11.72	191
NEUBERGER BERMAN INTERNATIONAL EQUITY PORTFOLIO	1.65%	CLASS S	$11.49	32
NEUBERGER BERMAN INTERNATIONAL EQUITY PORTFOLIO	1.70%	CLASS S	$11.46	19

NEUBERGER BERMAN U.S. EQUITY INDEX PUTWRITE STRATEGY PORTFOLIO	1.10%	CLASS S	$10.00	95
NEUBERGER BERMAN U.S. EQUITY INDEX PUTWRITE STRATEGY PORTFOLIO	1.20%	CLASS S	$10.02	22
NEUBERGER BERMAN U.S. EQUITY INDEX PUTWRITE STRATEGY PORTFOLIO	1.25%	CLASS S	$9.99	29
NEUBERGER BERMAN U.S. EQUITY INDEX PUTWRITE STRATEGY PORTFOLIO	1.30%	CLASS S	$9.96	116
NEUBERGER BERMAN U.S. EQUITY INDEX PUTWRITE STRATEGY PORTFOLIO	1.65%	CLASS S	$9.77	17
NEUBERGER BERMAN U.S. EQUITY INDEX PUTWRITE STRATEGY PORTFOLIO	1.70%	CLASS S	$9.74	23

PIMCO COMMODITYREALRETURN® STRATEGY PORTFOLIO	0.30%	ADVISOR CLASS	$6.48	2
PIMCO COMMODITYREALRETURN® STRATEGY PORTFOLIO	1.10%	ADVISOR CLASS	$7.91	257
PIMCO COMMODITYREALRETURN® STRATEGY PORTFOLIO	1.20%	ADVISOR CLASS	$6.13	99
PIMCO COMMODITYREALRETURN® STRATEGY PORTFOLIO	1.25%	ADVISOR CLASS	$6.11	191
PIMCO COMMODITYREALRETURN® STRATEGY PORTFOLIO	1.30%	ADVISOR CLASS	$6.46	1,142
PIMCO COMMODITYREALRETURN® STRATEGY PORTFOLIO	1.55%	ADVISOR CLASS	$6.30	67
PIMCO COMMODITYREALRETURN® STRATEGY PORTFOLIO	1.65%	ADVISOR CLASS	$6.23	410
PIMCO COMMODITYREALRETURN® STRATEGY PORTFOLIO	1.70%	ADVISOR CLASS	$6.20	319

PIMCO EMERGING MARKETS BOND PORTFOLIO	0.30%	ADVISOR CLASS	$12.93	4
PIMCO EMERGING MARKETS BOND PORTFOLIO	1.10%	ADVISOR CLASS	$11.99	183
PIMCO EMERGING MARKETS BOND PORTFOLIO	1.20%	ADVISOR CLASS	$12.22	55
PIMCO EMERGING MARKETS BOND PORTFOLIO	1.25%	ADVISOR CLASS	$12.19	137
PIMCO EMERGING MARKETS BOND PORTFOLIO	1.30%	ADVISOR CLASS	$15.44	500

The accompanying notes are an integral part of these financial statements.

FSA-71

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
PIMCO EMERGING MARKETS BOND PORTFOLIO	1.55%	ADVISOR CLASS	$15.05	81
PIMCO EMERGING MARKETS BOND PORTFOLIO	1.65%	ADVISOR CLASS	$14.89	171
PIMCO EMERGING MARKETS BOND PORTFOLIO	1.70%	ADVISOR CLASS	$14.82	90

PIMCO GLOBAL BOND OPPORTUNITIES PORTFOLIO (UNHEDGED)	1.10%	ADVISOR CLASS	$10.51	272
PIMCO GLOBAL BOND OPPORTUNITIES PORTFOLIO (UNHEDGED)	1.20%	ADVISOR CLASS	$10.02	31
PIMCO GLOBAL BOND OPPORTUNITIES PORTFOLIO (UNHEDGED)	1.25%	ADVISOR CLASS	$9.99	229

PIMCO GLOBAL MANAGED ASSET ALLOCATION PORTFOLIO	1.10%	ADVISOR CLASS	$11.57	84
PIMCO GLOBAL MANAGED ASSET ALLOCATION PORTFOLIO	1.20%	ADVISOR CLASS	$12.51	30
PIMCO GLOBAL MANAGED ASSET ALLOCATION PORTFOLIO	1.25%	ADVISOR CLASS	$12.47	117

PIMCO INCOME PORTFOLIO	0.30%	ADVISOR CLASS	$10.86	23
PIMCO INCOME PORTFOLIO	1.10%	ADVISOR CLASS	$10.75	296
PIMCO INCOME PORTFOLIO	1.25%	ADVISOR CLASS	$10.73	791
PIMCO INCOME PORTFOLIO	1.30%	ADVISOR CLASS	$10.72	80
PIMCO INCOME PORTFOLIO	1.65%	ADVISOR CLASS	$10.68	1

PROFUND VP BEAR	1.30%	COMMON SHARES	$1.81	9
PROFUND VP BEAR	1.55%	COMMON SHARES	$1.77	15
PROFUND VP BEAR	1.65%	COMMON SHARES	$1.75	12

PROFUND VP BIOTECHNOLOGY	1.30%	COMMON SHARES	$35.41	836
PROFUND VP BIOTECHNOLOGY	1.55%	COMMON SHARES	$34.51	37
PROFUND VP BIOTECHNOLOGY	1.65%	COMMON SHARES	$34.16	179
PROFUND VP BIOTECHNOLOGY	1.70%	COMMON SHARES	$33.98	136

PUTNAM VT DIVERSIFIED INCOME FUND	0.30%	CLASS IB	$11.57	19
PUTNAM VT DIVERSIFIED INCOME FUND	1.10%	CLASS IB	$11.48	815
PUTNAM VT DIVERSIFIED INCOME FUND	1.20%	CLASS IB	$11.00	98
PUTNAM VT DIVERSIFIED INCOME FUND	1.25%	CLASS IB	$10.97	557
PUTNAM VT DIVERSIFIED INCOME FUND	1.30%	CLASS IB	$10.93	1,016
PUTNAM VT DIVERSIFIED INCOME FUND	1.65%	CLASS IB	$10.72	85
PUTNAM VT DIVERSIFIED INCOME FUND	1.70%	CLASS IB	$10.69	51

PUTNAM VT GLOBAL ASSET ALLOCATION FUND	0.30%	CLASS IB	$12.97	2
PUTNAM VT GLOBAL ASSET ALLOCATION FUND	1.10%	CLASS IB	$12.51	177
PUTNAM VT GLOBAL ASSET ALLOCATION FUND	1.25%	CLASS IB	$12.43	198

PUTNAM VT MULTI-ASSET ABSOLUTE RETURN FUND	1.10%	CLASS IB	$9.83	115
PUTNAM VT MULTI-ASSET ABSOLUTE RETURN FUND	1.20%	CLASS IB	$10.18	25
PUTNAM VT MULTI-ASSET ABSOLUTE RETURN FUND	1.25%	CLASS IB	$10.15	91

PUTNAM VT RESEARCH FUND	1.10%	CLASS IB	$15.95	105
PUTNAM VT RESEARCH FUND	1.25%	CLASS IB	$15.85	15

QS LEGG MASON DYNAMIC MULTI-STRATEGY VIT PORTFOLIO	1.10%	CLASS II	$10.63	86
QS LEGG MASON DYNAMIC MULTI-STRATEGY VIT PORTFOLIO	1.20%	CLASS II	$10.86	20
QS LEGG MASON DYNAMIC MULTI-STRATEGY VIT PORTFOLIO	1.25%	CLASS II	$10.83	33

The accompanying notes are an integral part of these financial statements.

FSA-72

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
QS LEGG MASON DYNAMIC MULTI-STRATEGY VIT PORTFOLIO	1.30%	CLASS II	$10.80	222
QS LEGG MASON DYNAMIC MULTI-STRATEGY VIT PORTFOLIO	1.65%	CLASS II	$10.59	23
QS LEGG MASON DYNAMIC MULTI-STRATEGY VIT PORTFOLIO	1.70%	CLASS II	$10.56	11

SEI VP BALANCED STRATEGY FUND	1.10%	CLASS III	$11.40	117
SEI VP BALANCED STRATEGY FUND	1.20%	CLASS III	$12.11	161
SEI VP BALANCED STRATEGY FUND	1.25%	CLASS III	$12.07	332

SEI VP CONSERVATIVE STRATEGY FUND	1.10%	CLASS III	$10.76	149
SEI VP CONSERVATIVE STRATEGY FUND	1.20%	CLASS III	$11.05	101
SEI VP CONSERVATIVE STRATEGY FUND	1.25%	CLASS III	$11.02	692

SEI VP MARKET GROWTH STRATEGY FUND	0.30%	CLASS III	$13.20	3
SEI VP MARKET GROWTH STRATEGY FUND	1.10%	CLASS III	$11.65	154
SEI VP MARKET GROWTH STRATEGY FUND	1.20%	CLASS III	$12.48	216
SEI VP MARKET GROWTH STRATEGY FUND	1.25%	CLASS III	$12.44	178

SEI VP MARKET PLUS STRATEGY FUND	1.10%	CLASS III	$12.09	63
SEI VP MARKET PLUS STRATEGY FUND	1.20%	CLASS III	$13.26	29
SEI VP MARKET PLUS STRATEGY FUND	1.25%	CLASS III	$13.22	76

SEI VP MODERATE STRATEGY FUND	1.10%	CLASS III	$11.34	266
SEI VP MODERATE STRATEGY FUND	1.20%	CLASS III	$12.01	113
SEI VP MODERATE STRATEGY FUND	1.25%	CLASS III	$11.98	360

T. ROWE PRICE EQUITY INCOME PORTFOLIO	0.30%	CLASS II	$15.77	3
T. ROWE PRICE EQUITY INCOME PORTFOLIO	1.10%	CLASS II	$13.66	717
T. ROWE PRICE EQUITY INCOME PORTFOLIO	1.20%	CLASS II	$14.91	90
T. ROWE PRICE EQUITY INCOME PORTFOLIO	1.25%	CLASS II	$14.86	365

TEMPLETON DEVELOPING MARKETS VIP FUND	1.30%	CLASS 2	$12.99	710
TEMPLETON DEVELOPING MARKETS VIP FUND	1.55%	CLASS 2	$12.66	61
TEMPLETON DEVELOPING MARKETS VIP FUND	1.65%	CLASS 2	$12.53	155
TEMPLETON DEVELOPING MARKETS VIP FUND	1.70%	CLASS 2	$12.46	116

TEMPLETON FOREIGN VIP FUND	1.30%	CLASS 2	$12.32	352
TEMPLETON FOREIGN VIP FUND	1.55%	CLASS 2	$12.01	33
TEMPLETON FOREIGN VIP FUND	1.65%	CLASS 2	$11.88	55
TEMPLETON FOREIGN VIP FUND	1.70%	CLASS 2	$11.82	63

TEMPLETON GLOBAL BOND VIP FUND	0.30%	CLASS 2	$10.48	19
TEMPLETON GLOBAL BOND VIP FUND	1.10%	CLASS 2	$9.74	1,566
TEMPLETON GLOBAL BOND VIP FUND	1.20%	CLASS 2	$9.91	521
TEMPLETON GLOBAL BOND VIP FUND	1.25%	CLASS 2	$9.88	1,047
TEMPLETON GLOBAL BOND VIP FUND	1.30%	CLASS 2	$12.44	5,055
TEMPLETON GLOBAL BOND VIP FUND	1.55%	CLASS 2	$12.12	395
TEMPLETON GLOBAL BOND VIP FUND	1.65%	CLASS 2	$12.00	1,027
TEMPLETON GLOBAL BOND VIP FUND	1.70%	CLASS 2	$11.94	1,073

TEMPLETON GROWTH VIP FUND	1.30%	CLASS 2	$15.61	65
TEMPLETON GROWTH VIP FUND	1.55%	CLASS 2	$15.22	6
TEMPLETON GROWTH VIP FUND	1.65%	CLASS 2	$15.07	12
TEMPLETON GROWTH VIP FUND	1.70%	CLASS 2	$14.99	1

VANECK VIP GLOBAL HARD ASSETS FUND	0.30%	CLASS S	$5.77	7
VANECK VIP GLOBAL HARD ASSETS FUND	1.10%	CLASS S	$6.41	214

The accompanying notes are an integral part of these financial statements.

FSA-73

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Concluded)

DECEMBER 31, 2019

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
VANECK VIP GLOBAL HARD ASSETS FUND	1.20%	CLASS S	$5.45	94
VANECK VIP GLOBAL HARD ASSETS FUND	1.25%	CLASS S	$5.44	189
VANECK VIP GLOBAL HARD ASSETS FUND	1.30%	CLASS S	$6.62	1,400
VANECK VIP GLOBAL HARD ASSETS FUND	1.55%	CLASS S	$6.45	135
VANECK VIP GLOBAL HARD ASSETS FUND	1.65%	CLASS S	$6.39	301
VANECK VIP GLOBAL HARD ASSETS FUND	1.70%	CLASS S	$6.35	196

VANECK VIP UNCONSTRAINED EMERGING MARKETS BOND FUND	1.10%	INITIAL CLASS	$10.41	37
VANECK VIP UNCONSTRAINED EMERGING MARKETS BOND FUND	1.20%	INITIAL CLASS	$10.17	20
VANECK VIP UNCONSTRAINED EMERGING MARKETS BOND FUND	1.25%	INITIAL CLASS	$10.14	37

The accompanying notes are an integral part of these financial statements.

*	Contract charges reflect the annual mortality, expense risk, financial accounting and other expenses related to the Variable Investment Options.
**	Share class reflects the share class of the Portfolio in which the units of the Variable Investment Option are invested, as further described in Note 5 of these financial statements.
***	Variable Investment Options where Units Outstanding are less than 500 are denoted by a —.

FSA-74

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2019

	1290 VT CONVERTIBLE SECURITIES*	1290 VT DOUBLELINE DYNAMIC ALLOCATION*	1290 VT DOUBLELINE OPPORTUNISTIC BOND*	1290 VT ENERGY*	1290 VT EQUITY INCOME*	1290 VT GAMCO MERGERS & ACQUISITIONS*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$576,663	$351,878	$866,862	$99,261	$632,614	$738,421
Expenses:
Asset-based charges	37,958	229,237	331,778	35,625	396,022	242,165

Net Investment Income (Loss)	538,705	122,641	535,084	63,636	236,592	496,256

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	34,776	71,101	53,893	(99,261)	(3,160,372)	(166,985)
Net realized gain distribution from the Portfolios	220,169	568,562	—	—	373,428	285,774

Net realized gain (loss)	254,945	639,663	53,893	(99,261)	(2,786,944)	118,789

Net change in unrealized appreciation (depreciation) of investments	2,116,056	1,746,952	1,143,763	402,821	8,186,767	613,735

Net Realized and Unrealized Gain (Loss) on Investments	2,371,001	2,386,615	1,197,656	303,560	5,399,823	732,524

Net Increase (Decrease) in Net Assets Resulting from Operations	$2,909,706	$2,509,256	$1,732,740	$367,196	$5,636,415	$1,228,780

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-75

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2019

	1290 VT GAMCO SMALL COMPANY VALUE*	1290 VT HIGH YIELD BOND*	1290 VT LOW VOLATILITY GLOBAL EQUITY*	1290 VT MICRO CAP*	1290 VT MODERATE GROWTH ALLOCATION*(a)	1290 VT MULTI- ALTERNATIVE STRATEGIES*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$1,615,845	$958,801	$90,521	$1,040	$202,346	$8,962
Expenses:
Asset-based charges	3,720,235	217,010	41,252	5,036	92,991	2,681

Net Investment Income (Loss)	(2,104,390)	741,791	49,269	(3,996)	109,355	6,281

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	5,170,120	(78,545)	144,652	5,137	8,681	541
Net realized gain distribution from the Portfolios	7,162,939	—	10,734	77,822	152,989	—

Net realized gain (loss)	12,333,059	(78,545)	155,386	82,959	161,670	541

Net change in unrealized appreciation (depreciation) of investments	42,147,337	1,061,021	389,062	4,142	734,909	5,875

Net Realized and Unrealized Gain (Loss) on Investments	54,480,396	982,476	544,448	87,101	896,579	6,416

Net Increase (Decrease) in Net Assets Resulting from Operations	$52,376,006	$1,724,267	$593,717	$83,105	$1,005,934	$12,697

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(a)	Units were made available on February 19, 2019.

FSA-76

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2019

	1290 VT NATURAL RESOURCES*	1290 VT REAL ESTATE*	1290 VT SMALL CAP VALUE*	1290 VT SMARTBETA EQUITY*	1290 VT SOCIALLY RESPONSIBLE*	7TWELVETM BALANCED PORTFOLIO
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$335,433	$765,469	$14,040	$241,458	$80,542	$643,117
Expenses:
Asset-based charges	85,652	197,885	9,856	32,145	93,092	755,361

Net Investment Income (Loss)	249,781	567,584	4,184	209,313	(12,550)	(112,244)

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	12,770	166,339	2,429	129,233	63,396	733,096
Net realized gain distribution from the Portfolios	—	36,987	63,346	284,818	145,242	1,150,863

Net realized gain (loss)	12,770	203,326	65,775	414,051	208,638	1,883,959

Net change in unrealized appreciation (depreciation) of investments	281,009	1,733,627	48,171	3,677,635	1,771,166	5,290,278

Net Realized and Unrealized Gain (Loss) on Investments	293,779	1,936,953	113,946	4,091,686	1,979,804	7,174,237

Net Increase (Decrease) in Net Assets Resulting from Operations	$543,560	$2,504,537	$118,130	$4,300,999	$1,967,254	$7,061,993

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-77

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2019

	AB VPS BALANCED WEALTH STRATEGY PORTFOLIO**	AB VPS GLOBAL THEMATIC GROWTH PORTFOLIO**	AB VPS GROWTH AND INCOME PORTFOLIO**	AB VPS INTERNATIONAL GROWTH PORTFOLIO**	AB VPS SMALL/MID CAP VALUE PORTFOLIO**	ALL ASSET GROWTH-ALT 20*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$94,278	$2,680	$133,727	$21,082	$17,026	$688,408
Expenses:
Asset-based charges	60,989	18,657	143,705	106,061	58,755	550,315

Net Investment Income (Loss)	33,289	(15,977)	(9,978)	(84,979)	(41,729)	138,093

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	(223,423)	24,186	(43,878)	248,377	25,755	289,902
Net realized gain distribution from the Portfolios	489,081	93,903	1,405,680	187,513	588,084	1,572,735

Net realized gain (loss)	265,658	118,089	1,361,802	435,890	613,839	1,862,637

Net change in unrealized appreciation (depreciation) of investments	383,719	295,008	1,087,461	1,340,149	281,817	4,609,017

Net Realized and Unrealized Gain (Loss) on Investments	649,377	413,097	2,449,263	1,776,039	895,656	6,471,654

Net Increase (Decrease) in Net Assets Resulting from Operations	$682,666	$397,120	$2,439,285	$1,691,060	$853,927	$6,609,747

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
**	Denotes Variable Investment Options that invest in shares of a Portfolio of AB Variable Product Series Fund, Inc., an affiliate of AXA Equitable.

FSA-78

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2019

	ALPS | RED ROCKS LISTED PRIVATE EQUITY PORTFOLIO	AMERICAN CENTURY VP INFLATION PROTECTION FUND	AMERICAN CENTURY VP LARGE COMPANY VALUE	AMERICAN FUNDS INSURANCE SERIES® ASSET ALLOCATION FUNDSM	AMERICAN FUNDS INSURANCE SERIES® BOND FUNDSM	AMERICAN FUNDS INSURANCE SERIES® GLOBAL GROWTH FUNDSM
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$—	$190,846	$36,563	$1,530,984	$904,255	$141,066
Expenses:
Asset-based charges	51,323	95,227	28,083	969,448	514,277	161,203

Net Investment Income (Loss)	(51,323)	95,619	8,480	561,536	389,978	(20,137)

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	154,069	(23,065)	20,258	595,430	664	217,411
Net realized gain distribution from the Portfolios	54,767	—	46,274	4,261,028	—	762,623

Net realized gain (loss)	208,836	(23,065)	66,532	4,856,458	664	980,034

Net change in unrealized appreciation (depreciation) of investments	1,304,590	522,553	350,798	9,260,698	2,179,872	2,907,129

Net Realized and Unrealized Gain (Loss) on Investments	1,513,426	499,488	417,330	14,117,156	2,180,536	3,887,163

Net Increase (Decrease) in Net Assets Resulting from Operations	$1,462,103	$595,107	$425,810	$14,678,692	$2,570,514	$3,867,026

The accompanying notes are an integral part of these financial statements.

FSA-79

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2019

	AMERICAN FUNDS INSURANCE SERIES® GLOBAL SMALL CAPITALIZATION FUNDSM	AMERICAN FUNDS INSURANCE SERIES® GROWTH- INCOME FUNDSM	AMERICAN FUNDS INSURANCE SERIES® INTERNATIONAL GROWTH AND INCOME FUNDSM	AMERICAN FUNDS INSURANCE SERIES® MANAGED RISK ASSET ALLOCATION FUNDSM	AMERICAN FUNDS INSURANCE SERIES® NEW WORLD FUND®	BLACKROCK GLOBAL ALLOCATION V.I. FUND
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$1,646	$377,734	$203,602	$154,574	$463,829	$1,320,667
Expenses:
Asset-based charges	267,322	263,754	96,455	94,613	805,011	1,434,415

Net Investment Income (Loss)	(265,676)	113,980	107,147	59,961	(341,182)	(113,748)

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	(380,652)	204,426	94,643	35,345	1,013,145	(1,081,403)
Net realized gain distribution from the Portfolios	1,237,902	2,368,238	96,420	283,660	2,284,443	4,158,526

Net realized gain (loss)	857,250	2,572,664	191,063	319,005	3,297,588	3,077,123

Net change in unrealized appreciation (depreciation) of investments	4,394,666	2,363,034	1,246,347	645,380	11,161,347	13,023,271

Net Realized and Unrealized Gain (Loss) on Investments	5,251,916	4,935,698	1,437,410	964,385	14,458,935	16,100,394

Net Increase (Decrease) in Net Assets Resulting from Operations	$4,986,240	$5,049,678	$1,544,557	$1,024,346	$14,117,753	$15,986,646

The accompanying notes are an integral part of these financial statements.

FSA-80

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2019

	BLACKROCK LARGE CAP FOCUS GROWTH V.I. FUND	CHARTERSM AGGRESSIVE GROWTH*	CHARTERSM CONSERVATIVE*	CHARTERSM GROWTH*	CHARTERSM MODERATE*	CHARTERSM MODERATE GROWTH*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$—	$211,993	$984,792	$426,549	$821,258	$621,572
Expenses:
Asset-based charges	819,435	108,908	451,249	229,958	433,674	385,116

Net Investment Income (Loss)	(819,435)	103,085	533,543	196,591	387,584	236,456

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	(1,141,974)	73,720	506,081	155,718	331,496	321,017
Net realized gain distribution from the Portfolios	6,447,398	266,231	423,004	490,637	711,483	778,017

Net realized gain (loss)	5,305,424	339,951	929,085	646,355	1,042,979	1,099,034

Net change in unrealized appreciation (depreciation) of investments	10,741,984	1,256,985	2,170,090	2,187,719	3,037,810	3,125,018

Net Realized and Unrealized Gain (Loss) on Investments	16,047,408	1,596,936	3,099,175	2,834,074	4,080,789	4,224,052

Net Increase (Decrease) in Net Assets Resulting from Operations	$15,227,973	$1,700,021	$3,632,718	$3,030,665	$4,468,373	$4,460,508

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-81

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2019

	CHARTERSM MULTI- SECTOR BOND*	CHARTERSM SMALL CAP GROWTH*	CHARTERSM SMALL CAP VALUE*	CLEARBRIDGE VARIABLE AGGRESSIVE GROWTH PORTFOLIO	CLEARBRIDGE VARIABLE APPRECIATION PORTFOLIO	CLEARBRIDGE VARIABLE DIVIDEND STRATEGY PORTFOLIO
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$30,473	$208,179	$60,392	$377,168	$210,704	$559,984
Expenses:
Asset-based charges	21,326	149,174	184,860	669,015	220,136	491,312

Net Investment Income (Loss)	9,147	59,005	(124,468)	(291,847)	(9,432)	68,672

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	(9,887)	541,232	117,865	(1,098,363)	309,532	992,537
Net realized gain distribution from the Portfolios	—	1,042,791	451,577	938,574	1,098,818	3,208,489

Net realized gain (loss)	(9,887)	1,584,023	569,442	(159,789)	1,408,350	4,201,026

Net change in unrealized appreciation (depreciation) of investments	81,912	1,163,407	2,465,083	10,887,979	2,566,382	5,477,459

Net Realized and Unrealized Gain (Loss) on Investments	72,025	2,747,430	3,034,525	10,728,190	3,974,732	9,678,485

Net Increase (Decrease) in Net Assets Resulting from Operations	$81,172	$2,806,435	$2,910,057	$10,436,343	$3,965,300	$9,747,157

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-82

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2019

	CLEARBRIDGE VARIABLE MID CAP PORTFOLIO	DELAWARE VIP® DIVERSIFIED INCOME SERIES	DELAWARE VIP® EMERGING MARKETS SERIES	DELAWARE VIP® LIMITED-TERM DIVERSIFIED INCOME SERIES	EATON VANCE VT FLOATING-RATE INCOME FUND	EQ/400 MANAGED VOLATILITY*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$19,408	$496,506	$21,830	$248,840	$2,187,578	$600,609
Expenses:
Asset-based charges	71,268	233,082	63,805	119,647	617,774	933,228

Net Investment Income (Loss)	(51,860)	263,424	(41,975)	129,193	1,569,804	(332,619)

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	30,512	(72,704)	(51,308)	(42,171)	(7,741)	2,592,311
Net realized gain distribution from the Portfolios	53,000	—	119,071	—	—	1,640,928

Net realized gain (loss)	83,512	(72,704)	67,763	(42,171)	(7,741)	4,233,239

Net change in unrealized appreciation (depreciation) of investments	1,312,327	1,461,867	1,060,213	267,948	1,187,306	9,372,053

Net Realized and Unrealized Gain (Loss) on Investments	1,395,839	1,389,163	1,127,976	225,777	1,179,565	13,605,292

Net Increase (Decrease) in Net Assets Resulting from Operations	$1,343,979	$1,652,587	$1,086,001	$354,970	$2,749,369	$13,272,673

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-83

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2019

	EQ/500 MANAGED VOLATILITY*	EQ/2000 MANAGED VOLATILITY*	EQ/AB DYNAMIC AGGRESSIVE GROWTH*	EQ/AB DYNAMIC GROWTH*	EQ/AB DYNAMIC MODERATE GROWTH*	EQ/AB SHORT DURATION GOVERNMENT BOND*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$2,233,147	$586,193	$1,301,255	$6,252,708	$29,080,867	$108,804
Expenses:
Asset-based charges	2,224,215	961,347	1,860,135	9,405,811	36,085,588	56,554

Net Investment Income (Loss)	8,932	(375,154)	(558,880)	(3,153,103)	(7,004,721)	52,250

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	12,669,425	2,406,396	63,819	2,989,487	41,152,694	16,928
Net realized gain distribution from the Portfolios	2,698,889	2,660,515	2,600,978	5,306,617	70,977,034	—

Net realized gain (loss)	15,368,314	5,066,911	2,664,797	8,296,104	112,129,728	16,928

Net change in unrealized appreciation (depreciation) of investments	22,139,894	8,733,415	19,663,117	97,021,852	227,205,716	(9,757)

Net Realized and Unrealized Gain (Loss) on Investments	37,508,208	13,800,326	22,327,914	105,317,956	339,335,444	7,171

Net Increase (Decrease) in Net Assets Resulting from Operations	$37,517,140	$13,425,172	$21,769,034	$102,164,853	$332,330,723	$59,421

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-84

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2019

	EQ/AB SMALL CAP GROWTH*	EQ/AGGRESSIVE ALLOCATION*	EQ/AGGRESSIVE GROWTH STRATEGY*	EQ/AMERICAN CENTURY MID CAP VALUE*	EQ/AMERICAN CENTURY MODERATE GROWTH ALLOCATION*(a)	EQ/AXA INVESTMENT MANAGERS MODERATE ALLOCATION*(a)
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$128,133	$419,401	$62,916,129	$2,626,707	$247,993	$106,237
Expenses:
Asset-based charges	1,058,188	368,735	55,128,197	1,917,939	124,775	40,747

Net Investment Income (Loss)	(930,055)	50,666	7,787,932	708,768	123,218	65,490

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	(1,146,724)	524,207	49,776,908	652,189	32,804	11,127
Net realized gain distribution from the Portfolios	7,503,280	2,174,396	61,461,873	—	63,148	2,696

Net realized gain (loss)	6,356,556	2,698,603	111,238,781	652,189	95,952	13,823

Net change in unrealized appreciation (depreciation) of investments	11,455,012	2,825,090	610,965,471	32,349,278	1,209,435	354,300

Net Realized and Unrealized Gain (Loss) on Investments	17,811,568	5,523,693	722,204,252	33,001,467	1,305,387	368,123

Net Increase (Decrease) in Net Assets Resulting from Operations	$16,881,513	$5,574,359	$729,992,184	$33,710,235	$1,428,605	$433,613

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(a)	Units were made available on February 19, 2019.

FSA-85

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2019

	EQ/BALANCED STRATEGY*	EQ/BLACKROCK BASIC VALUE EQUITY*	EQ/CAPITAL GUARDIAN RESEARCH*	EQ/CLEARBRIDGE LARGE CAP GROWTH*	EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY*	EQ/COMMON STOCK INDEX*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$44,278,803	$2,664,524	$95,475	$21,707	$19,810	$1,021,845
Expenses:
Asset-based charges	40,718,989	1,912,401	263,470	1,145,036	77,170	886,030

Net Investment Income (Loss)	3,559,814	752,123	(167,995)	(1,123,329)	(57,360)	135,815

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	48,469,184	4,022,719	1,171,680	547,064	(759,740)	2,010,078
Net realized gain distribution from the Portfolios	53,206,910	6,603,579	1,976,126	5,171,009	86,128	3,243,117

Net realized gain (loss)	101,676,094	10,626,298	3,147,806	5,718,073	(673,612)	5,253,195

Net change in unrealized appreciation (depreciation) of investments	271,959,481	15,778,302	1,791,494	16,132,849	2,194,127	10,934,654

Net Realized and Unrealized Gain (Loss) on Investments	373,635,575	26,404,600	4,939,300	21,850,922	1,520,515	16,187,849

Net Increase (Decrease) in Net Assets Resulting from Operations	$377,195,389	$27,156,723	$4,771,305	$20,727,593	$1,463,155	$16,323,664

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-86

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2019

	EQ/CONSERVATIVE GROWTH STRATEGY*	EQ/CONSERVATIVE STRATEGY*	EQ/CORE BOND INDEX*	EQ/EMERGING MARKETS EQUITY PLUS*	EQ/EQUITY 500 INDEX*	EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$19,893,856	$10,036,000	$5,727,417	$130,358	$6,361,511	$1,554,088
Expenses:
Asset-based charges	18,295,744	8,995,688	4,305,348	107,074	5,159,794	2,280,691

Net Investment Income (Loss)	1,598,112	1,040,312	1,422,069	23,284	1,201,717	(726,603)

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	18,940,030	4,299,102	(370,941)	7,859	11,889,072	928,965
Net realized gain distribution from the Portfolios	18,130,019	3,821,494	—	—	7,987,631	—

Net realized gain (loss)	37,070,049	8,120,596	(370,941)	7,859	19,876,703	928,965

Net change in unrealized appreciation (depreciation) of investments	105,272,828	36,063,707	13,032,464	1,202,235	74,403,373	42,131,368

Net Realized and Unrealized Gain (Loss) on Investments	142,342,877	44,184,303	12,661,523	1,210,094	94,280,076	43,060,333

Net Increase (Decrease) in Net Assets Resulting from Operations	$143,940,989	$45,224,615	$14,083,592	$1,233,378	$95,481,793	$42,333,730

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-87

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2019

	EQ/FIRST TRUST MODERATE GROWTH ALLOCATION*(a)	EQ/FRANKLIN BALANCED MANAGED VOLATILITY*	EQ/FRANKLIN RISING DIVIDENDS*	EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY*	EQ/FRANKLIN STRATEGIC INCOME*	EQ/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$233,062	$247,772	$1,018,634	$86,713	$2,334,614	$202,075
Expenses:
Asset-based charges	115,110	138,241	1,210,809	144,140	827,552	149,332

Net Investment Income (Loss)	117,952	109,531	(192,175)	(57,427)	1,507,062	52,743

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	17,867	139,585	858,134	82,218	260,700	(308,210)
Net realized gain distribution from the Portfolios	92,706	184,758	318,972	553,550	816,548	514,569

Net realized gain (loss)	110,573	324,343	1,177,106	635,768	1,077,248	206,359

Net change in unrealized appreciation (depreciation) of investments	933,633	877,326	20,594,830	1,452,419	1,436,961	1,667,400

Net Realized and Unrealized Gain (Loss) on Investments	1,044,206	1,201,669	21,771,936	2,088,187	2,514,209	1,873,759

Net Increase (Decrease) in Net Assets Resulting from Operations	$1,162,158	$1,311,200	$21,579,761	$2,030,760	$4,021,271	$1,926,502

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(a)	Units were made available on February 19, 2019.

FSA-88

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2019

	EQ/GLOBAL BOND PLUS*	EQ/GLOBAL EQUITY MANAGED VOLATILITY*	EQ/GOLDMAN SACHS GROWTH ALLOCATION*(a)	EQ/GOLDMAN SACHS MID CAP VALUE*	EQ/GOLDMAN SACHS MODERATE GROWTH ALLOCATION*	EQ/GROWTH STRATEGY*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$62,934	$186,369	$447,433	$225,858	$6,086,444	$70,069,152
Expenses:
Asset-based charges	116,460	206,492	332,586	382,310	7,975,312	62,683,462

Net Investment Income (Loss)	(53,526)	(20,123)	114,847	(156,452)	(1,888,868)	7,385,690

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	(87,433)	485,507	56,638	289,350	1,422,681	67,676,061
Net realized gain distribution from the Portfolios	49,531	397,394	938,649	404,656	44,039,951	84,304,319

Net realized gain (loss)	(37,902)	882,901	995,287	694,006	45,462,632	151,980,380

Net change in unrealized appreciation (depreciation) of investments	470,150	2,101,161	2,597,867	6,166,074	41,789,864	590,853,105

Net Realized and Unrealized Gain (Loss) on Investments	432,248	2,984,062	3,593,154	6,860,080	87,252,496	742,833,485

Net Increase (Decrease) in Net Assets Resulting from Operations	$378,722	$2,963,939	$3,708,001	$6,703,628	$85,363,628	$750,219,175

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(a)	Units were made available on February 19, 2019.

FSA-89

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2019

	EQ/INTERMEDIATE GOVERNMENT BOND*	EQ/INTERNATIONAL CORE MANAGED VOLATILITY*	EQ/INTERNATIONAL EQUITY INDEX*	EQ/INTERNATIONAL MANAGED VOLATILITY*	EQ/INTERNATIONAL VALUE MANAGED VOLATILITY*	EQ/INVESCO COMSTOCK*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$1,768,777	$237,399	$1,392,060	$2,019,968	$54,708	$1,038,799
Expenses:
Asset-based charges	1,599,418	170,824	635,850	1,327,359	35,689	701,944

Net Investment Income (Loss)	169,359	66,575	756,210	692,609	19,019	336,855

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	108,771	291,815	(357,896)	2,315,564	33,711	1,850,896
Net realized gain distribution from the Portfolios	—	223,168	—	206,728	52,766	2,144,508

Net realized gain (loss)	108,771	514,983	(357,896)	2,522,292	86,477	3,995,404

Net change in unrealized appreciation (depreciation) of investments	2,721,254	1,610,976	8,516,443	13,071,740	362,862	5,648,578

Net Realized and Unrealized Gain (Loss) on Investments	2,830,025	2,125,959	8,158,547	15,594,032	449,339	9,643,982

Net Increase (Decrease) in Net Assets Resulting from Operations	$2,999,384	$2,192,534	$8,914,757	$16,286,641	$468,358	$9,980,837

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-90

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2019

	EQ/INVESCO GLOBAL REAL ESTATE*	EQ/INVESCO INTERNATIONAL GROWTH*	EQ/INVESCO MODERATE ALLOCATION*	EQ/INVESCO MODERATE GROWTH ALLOCATION*(a)	EQ/JANUS ENTERPRISE*	EQ/JPMORGAN GROWTH ALLOCATION*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$3,187,860	$754,639	$2,928,574	$213,010	$11,040	$1,122,968
Expenses:
Asset-based charges	1,010,040	619,962	3,815,392	138,830	865,177	1,557,756

Net Investment Income (Loss)	2,177,820	134,677	(886,818)	74,180	(854,137)	(434,788)

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	1,399,915	741,405	843,003	13,306	1,039,151	102,142
Net realized gain distribution from the Portfolios	3,015,056	795,156	—	720,468	4,126,808	2,891,649

Net realized gain (loss)	4,414,971	1,536,561	843,003	733,774	5,165,959	2,993,791

Net change in unrealized appreciation (depreciation) of investments	6,882,486	9,053,552	33,570,394	620,782	13,449,164	12,466,501

Net Realized and Unrealized Gain (Loss) on Investments	11,297,457	10,590,113	34,413,397	1,354,556	18,615,123	15,460,292

Net Increase (Decrease) in Net Assets Resulting from Operations	$13,475,277	$10,724,790	$33,526,579	$1,428,736	$17,760,986	$15,025,504

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(a)	Units were made available on February 19, 2019.

FSA-91

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2019

	EQ/JPMORGAN VALUE OPPORTUNITIES*	EQ/LARGE CAP CORE MANAGED VOLATILITY*	EQ/LARGE CAP GROWTH INDEX*	EQ/LARGE CAP GROWTH MANAGED VOLATILITY*	EQ/LARGE CAP VALUE INDEX*	EQ/LARGE CAP VALUE MANAGED VOLATILITY*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$285,394	$115,360	$597,771	$101,047	$1,234,819	$441,896
Expenses:
Asset-based charges	310,087	138,365	1,267,799	352,806	724,531	326,874

Net Investment Income (Loss)	(24,693)	(23,005)	(670,028)	(251,759)	510,288	115,022

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	269,844	335,205	3,077,861	1,436,046	841,509	817,072
Net realized gain distribution from the Portfolios	316,901	596,775	6,934,567	1,939,217	3,046,063	1,388,989

Net realized gain (loss)	586,745	931,980	10,012,428	3,375,263	3,887,572	2,206,061

Net change in unrealized appreciation (depreciation) of investments	4,271,644	1,321,528	16,766,165	3,374,903	6,472,584	2,400,420

Net Realized and Unrealized Gain (Loss) on Investments	4,858,389	2,253,508	26,778,593	6,750,166	10,360,156	4,606,481

Net Increase (Decrease) in Net Assets Resulting from Operations	$4,833,696	$2,230,503	$26,108,565	$6,498,407	$10,870,444	$4,721,503

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-92

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2019

	EQ/LAZARD EMERGING MARKETS EQUITY*	EQ/LEGG MASON GROWTH ALLOCATION*(a)	EQ/LEGG MASON MODERATE ALLOCATION*	EQ/LOOMIS SAYLES GROWTH*	EQ/MFS INTERNATIONAL GROWTH*	EQ/MFS INTERNATIONAL VALUE*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$2,161,999	$250,090	$2,007,388	$23,541	$825,834	$1,564,065
Expenses:
Asset-based charges	1,138,222	121,205	2,512,651	1,163,779	828,508	3,132,128

Net Investment Income (Loss)	1,023,777	128,885	(505,263)	(1,140,238)	(2,674)	(1,568,063)

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	889,367	15,372	1,030,784	4,375,925	725,262	2,686,414
Net realized gain distribution from the Portfolios	828,747	60,038	11,592,315	5,085,997	1,975,358	559,767

Net realized gain (loss)	1,718,114	75,410	12,623,099	9,461,922	2,700,620	3,246,181

Net change in unrealized appreciation (depreciation) of investments	10,336,344	1,082,555	11,205,616	13,780,981	10,942,392	48,100,709

Net Realized and Unrealized Gain (Loss) on Investments	12,054,458	1,157,965	23,828,715	23,242,903	13,643,012	51,346,890

Net Increase (Decrease) in Net Assets Resulting from Operations	$13,078,235	$1,286,850	$23,323,452	$22,102,665	$13,640,338	$49,778,827

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(a)	Units were made available on February 19, 2019.

FSA-93

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2019

	EQ/MFS MID CAP FOCUSED GROWTH*	EQ/MFS TECHNOLOGY*	EQ/MFS UTILITIES SERIES*	EQ/MID CAP INDEX*	EQ/MID CAP VALUE MANAGED VOLATILITY*	EQ/MODERATE ALLOCATION*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$11,381	$—	$1,640,834	$1,093,983	$226,896	$2,762,947
Expenses:
Asset-based charges	990,979	572,594	774,833	1,289,078	236,821	2,180,784

Net Investment Income (Loss)	(979,598)	(572,594)	866,001	(195,095)	(9,925)	582,163

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	1,166,051	896,875	779,577	803,038	160,959	45,650
Net realized gain distribution from the Portfolios	279,651	—	80,873	3,981,705	936,231	7,973,296

Net realized gain (loss)	1,445,702	896,875	860,450	4,784,743	1,097,190	8,018,946

Net change in unrealized appreciation (depreciation) of investments	18,913,972	10,901,861	9,776,459	15,136,666	2,434,088	12,908,956

Net Realized and Unrealized Gain (Loss) on Investments	20,359,674	11,798,736	10,636,909	19,921,409	3,531,278	20,927,902

Net Increase (Decrease) in Net Assets Resulting from Operations	$19,380,076	$11,226,142	$11,502,910	$19,726,314	$3,521,353	$21,510,065

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-94

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2019

	EQ/MODERATE GROWTH STRATEGY*	EQ/MODERATE- PLUS ALLOCATION*	EQ/MONEY MARKET*	EQ/OPPENHEIMER GLOBAL*	EQ/PIMCO GLOBAL REAL RETURN*	EQ/PIMCO REAL RETURN*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$92,179,280	$1,032,028	$2,005,247	$292,744	$984,830	$901,049
Expenses:
Asset-based charges	86,381,615	809,067	1,773,620	1,142,222	348,601	686,153

Net Investment Income (Loss)	5,797,665	222,961	231,627	(849,478)	636,229	214,896

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	127,814,260	686,209	70	3,515,737	129,352	411,565
Net realized gain distribution from the Portfolios	142,713,692	4,054,670	7,210	—	14,324	496,361

Net realized gain (loss)	270,527,952	4,740,879	7,280	3,515,737	143,676	907,926

Net change in unrealized appreciation (depreciation) of investments	638,872,875	5,699,285	(5,324)	18,274,298	863,958	2,072,764

Net Realized and Unrealized Gain (Loss) on Investments	909,400,827	10,440,164	1,956	21,790,035	1,007,634	2,980,690

Net Increase (Decrease) in Net Assets Resulting from Operations	$915,198,492	$10,663,125	$233,583	$20,940,557	$1,643,863	$3,195,586

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-95

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2019

	EQ/PIMCO TOTAL RETURN*	EQ/PIMCO ULTRA SHORT BOND*	EQ/QUALITY BOND PLUS*	EQ/SCIENCE AND TECHNOLOGY*	EQ/SMALL COMPANY INDEX*	EQ/T. ROWE PRICE GROWTH STOCK*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$3,815,418	$983,072	$395,928	$11,214	$719,512	$—
Expenses:
Asset-based charges	2,421,051	556,179	362,982	1,337,501	862,968	3,604,970

Net Investment Income (Loss)	1,394,367	426,893	32,946	(1,326,287)	(143,456)	(3,604,970)

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	1,276,165	46,644	142,083	1,649,141	(1,311,481)	9,668,469
Net realized gain distribution from the Portfolios	4,311,517	—	—	2,231,857	4,127,073	6,564,489

Net realized gain (loss)	5,587,682	46,644	142,083	3,880,998	2,815,592	16,232,958

Net change in unrealized appreciation (depreciation) of investments	4,900,059	44,890	858,642	32,253,557	10,754,503	52,571,064

Net Realized and Unrealized Gain (Loss) on Investments	10,487,741	91,534	1,000,725	36,134,555	13,570,095	68,804,022

Net Increase (Decrease) in Net Assets Resulting from Operations	$11,882,108	$518,427	$1,033,671	$34,808,268	$13,426,639	$65,199,052

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-96

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2019

	EQ/T. ROWE PRICE HEALTH SCIENCES*	EQ/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY*	EQ/UBS GROWTH & INCOME*	EQ/ULTRA CONSERVATIVE STRATEGY*	EQ/WELLINGTON ENERGY*	FEDERATED HIGH INCOME BOND FUND II
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$—	$281,141	$31,752	$5,672,698	$199,911	$1,299,240
Expenses:
Asset-based charges	2,193,704	227,638	102,397	9,038,415	300,675	280,811

Net Investment Income (Loss)	(2,193,704)	53,503	(70,645)	(3,365,717)	(100,764)	1,018,429

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	581,872	315,289	79,764	23,844,794	(1,779,589)	(79,820)
Net realized gain distribution from the Portfolios	—	994,730	177,912	8,237,667	—	—

Net realized gain (loss)	581,872	1,310,019	257,676	32,082,461	(1,779,589)	(79,820)

Net change in unrealized appreciation (depreciation) of investments	39,429,274	1,281,699	1,764,120	1,996,847	1,866,515	1,796,474

Net Realized and Unrealized Gain (Loss) on Investments	40,011,146	2,591,718	2,021,796	34,079,308	86,926	1,716,654

Net Increase (Decrease) in Net Assets Resulting from Operations	$37,817,442	$2,645,221	$1,951,151	$30,713,591	$(13,838)	$2,735,083

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-97

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2019

	FEDERATED KAUFMANN FUND II	FIDELITY® VIP ASSET MANAGER: GROWTH PORTFOLIO	FIDELITY® VIP FREEDOM 2015 PORTFOLIO	FIDELITY® VIP FREEDOM 2020 PORTFOLIO	FIDELITY® VIP FREEDOM 2025 PORTFOLIO	FIDELITY® VIP FREEDOM 2030 PORTFOLIO
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$—	$8,421	$10,194	$22,928	$26,843	$18,811
Expenses:
Asset-based charges	202,599	9,088	7,211	19,770	21,512	13,950

Net Investment Income (Loss)	(202,599)	(667)	2,983	3,158	5,331	4,861

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	641,432	(8,965)	4,535	15,466	40,397	27,546
Net realized gain distribution from the Portfolios	1,465,819	34,798	33,144	79,002	44,326	34,408

Net realized gain (loss)	2,107,251	25,833	37,679	94,468	84,723	61,954

Net change in unrealized appreciation (depreciation) of investments	2,462,894	94,442	31,113	132,303	189,148	119,759

Net Realized and Unrealized Gain (Loss) on Investments	4,570,145	120,275	68,792	226,771	273,871	181,713

Net Increase (Decrease) in Net Assets Resulting from Operations	$4,367,546	$119,608	$71,775	$229,929	$279,202	$186,574

The accompanying notes are an integral part of these financial statements.

FSA-98

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2019

	FIDELITY® VIP MID CAP PORTFOLIO	FIDELITY® VIP STRATEGIC INCOME PORTFOLIO	FIRST TRUST MULTI INCOME ALLOCATION PORTFOLIO	FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO	FRANKLIN ALLOCATION VIP FUND	FRANKLIN INCOME VIP FUND
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$562,547	$4,598,930	$133,328	$913,333	$1,144,949	$5,315,973
Expenses:
Asset-based charges	1,105,258	1,832,617	65,293	736,524	406,035	1,302,402

Net Investment Income (Loss)	(542,711)	2,766,313	68,035	176,809	738,914	4,013,571

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	(1,468,675)	(54,283)	42,990	1,039,609	106,590	(89,704)
Net realized gain distribution from the Portfolios	8,984,459	1,088,883	2,934	2,072,417	2,110,785	1,606,684

Net realized gain (loss)	7,515,784	1,034,600	45,924	3,112,026	2,217,375	1,516,980

Net change in unrealized appreciation (depreciation) of investments	8,659,615	8,088,467	549,744	6,163,161	1,749,883	7,452,162

Net Realized and Unrealized Gain (Loss) on Investments	16,175,399	9,123,067	595,668	9,275,187	3,967,258	8,969,142

Net Increase (Decrease) in Net Assets Resulting from Operations	$15,632,688	$11,889,380	$663,703	$9,451,996	$4,706,172	$12,982,713

The accompanying notes are an integral part of these financial statements.

FSA-99

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2019

	FRANKLIN MUTUAL SHARES VIP FUND	GUGGENHEIM VIF GLOBAL MANAGED FUTURES STRATEGY FUND	GUGGENHEIM VIF MULTI-HEDGE STRATEGIES FUND	HARTFORD CAPITAL APPRECIATION HLS FUND	HARTFORD GROWTH OPPORTUNITIES HLS FUND	INVESCO V.I. AMERICAN FRANCHISE FUND
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$216,948	$24,520	$14,386	$185,718	$—	$—
Expenses:
Asset-based charges	160,491	33,276	8,786	254,297	606,561	8,003

Net Investment Income (Loss)	56,457	(8,756)	5,600	(68,579)	(606,561)	(8,003)

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	(62,452)	(102,186)	7,138	104,920	718,067	17,942
Net realized gain distribution from the Portfolios	1,160,030	—	—	2,195,562	9,866,814	78,283

Net realized gain (loss)	1,097,578	(102,186)	7,138	2,300,482	10,584,881	96,225

Net change in unrealized appreciation (depreciation) of investments	1,095,408	313,178	8,963	2,549,666	551,157	77,956

Net Realized and Unrealized Gain (Loss) on Investments	2,192,986	210,992	16,101	4,850,148	11,136,038	174,181

Net Increase (Decrease) in Net Assets Resulting from Operations	$2,249,443	$202,236	$21,701	$4,781,569	$10,529,477	$166,178

The accompanying notes are an integral part of these financial statements.

FSA-100

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2019

	INVESCO V.I. BALANCED-RISK ALLOCATION FUND	INVESCO V.I. DIVERSIFIED DIVIDEND FUND	INVESCO V.I. EQUITY AND INCOME FUND	INVESCO V.I. HEALTH CARE FUND	INVESCO V.I. HIGH YIELD FUND	INVESCO V.I. MID CAP CORE EQUITY FUND
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$—	$1,772,031	$418,117	$—	$2,603,635	$25,916
Expenses:
Asset-based charges	129,087	939,264	234,981	73,729	585,774	164,142

Net Investment Income (Loss)	(129,087)	832,767	183,136	(73,729)	2,017,861	(138,226)

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	(156,860)	1,070,790	80,761	(286,407)	(168,567)	(319,083)
Net realized gain distribution from the Portfolios	—	3,604,825	1,303,226	170,676	—	1,329,647

Net realized gain (loss)	(156,860)	4,675,615	1,383,987	(115,731)	(168,567)	1,010,564

Net change in unrealized appreciation (depreciation) of investments	1,653,947	8,241,217	1,313,096	1,947,575	2,808,188	1,607,148

Net Realized and Unrealized Gain (Loss) on Investments	1,497,087	12,916,832	2,697,083	1,831,844	2,639,621	2,617,712

Net Increase (Decrease) in Net Assets Resulting from Operations	$1,368,000	$13,749,599	$2,880,219	$1,758,115	$4,657,482	$2,479,486

The accompanying notes are an integral part of these financial statements.

FSA-101

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2019

	INVESCO V.I. SMALL CAP EQUITY FUND	IVY VIP ASSET STRATEGY	IVY VIP GLOBAL EQUITY INCOME	IVY VIP HIGH INCOME	IVY VIP NATURAL RESOURCES	IVY VIP SMALL CAP GROWTH
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$—	$702,855	$370,237	$8,306,277	$69,280	$—
Expenses:
Asset-based charges	270,630	476,209	184,501	1,788,572	98,867	483,390

Net Investment Income (Loss)	(270,630)	226,646	185,736	6,517,705	(29,587)	(483,390)

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	(779,232)	(1,236,436)	(1,056,974)	(2,401,202)	(535,376)	(2,234,171)
Net realized gain distribution from the Portfolios	2,696,966	1,341,899	3,403,202	—	—	2,599,788

Net realized gain (loss)	1,917,734	105,463	2,346,228	(2,401,202)	(535,376)	365,617

Net change in unrealized appreciation (depreciation) of investments	2,714,177	5,851,531	(69,454)	7,384,258	1,110,788	6,750,796

Net Realized and Unrealized Gain (Loss) on Investments	4,631,911	5,956,994	2,276,774	4,983,056	575,412	7,116,413

Net Increase (Decrease) in Net Assets Resulting from Operations.	$4,361,281	$6,183,640	$2,462,510	$11,500,761	$545,825	$6,633,023

The accompanying notes are an integral part of these financial statements.

FSA-102

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2019

	JANUS HENDERSON BALANCED PORTFOLIO	JANUS HENDERSON FLEXIBLE BOND PORTFOLIO	JANUS HENDERSON U.S. LOW VOLATILITY PORTFOLIO	JPMORGAN INSURANCE TRUST GLOBAL ALLOCATION PORTFOLIO	JPMORGAN INSURANCE TRUST INCOME BUILDER PORTFOLIO	LORD ABBETT SERIES FUND - BOND DEBENTURE PORTFOLIO
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$2,026,665	$840,026	$254,411	$484,827	$701,094	$5,835,297
Expenses:
Asset-based charges	1,354,772	334,245	164,396	278,962	281,536	1,882,306

Net Investment Income (Loss)	671,893	505,781	90,015	205,865	419,558	3,952,991

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	1,410,192	(73,403)	461,324	382,782	252,059	92,941
Net realized gain distribution from the Portfolios	2,917,717	—	560,167	—	59,009	—

Net realized gain (loss)	4,327,909	(73,403)	1,021,491	382,782	311,068	92,941

Net change in unrealized appreciation (depreciation) of investments	15,928,111	1,767,235	2,089,257	2,656,579	1,944,818	11,422,696

Net Realized and Unrealized Gain (Loss) on Investments	20,256,020	1,693,832	3,110,748	3,039,361	2,255,886	11,515,637

Net Increase (Decrease) in Net Assets Resulting from Operations	$20,927,913	$2,199,613	$3,200,763	$3,245,226	$2,675,444	$15,468,628

The accompanying notes are an integral part of these financial statements.

FSA-103

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2019

	LORD ABBETT SERIES FUND - GROWTH OPPORTUNITIES PORTFOLIO	MFS® INVESTORS TRUST SERIES	MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO	MFS® RESEARCH SERIES	MFS® VALUE SERIES	MULTIMANAGER AGGRESSIVE EQUITY*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$—	$68,235	$55,212	$16,744	$613,153	$150,986
Expenses:
Asset-based charges	69,082	183,123	229,202	32,267	354,572	271,873

Net Investment Income (Loss)	(69,082)	(114,888)	(173,990)	(15,523)	258,581	(120,887)

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	(27,067)	261,281	416,013	16,391	103,774	1,006,044
Net realized gain distribution from the Portfolios	436,416	830,608	1,274,666	292,935	1,473,277	1,698,223

Net realized gain (loss)	409,349	1,091,889	1,690,679	309,326	1,577,051	2,704,267

Net change in unrealized appreciation (depreciation) of investments	1,023,250	2,491,255	3,550,330	450,515	5,643,365	2,408,380

Net Realized and Unrealized Gain (Loss) on Investments	1,432,599	3,583,144	5,241,009	759,841	7,220,416	5,112,647

Net Increase (Decrease) in Net Assets Resulting from Operations	$1,363,517	$3,468,256	$5,067,019	$744,318	$7,478,997	$4,991,760

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-104

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2019

	MULTIMANAGER CORE BOND*	MULTIMANAGER MID CAP GROWTH*	MULTIMANAGER MID CAP VALUE*	MULTIMANAGER TECHNOLOGY*	NEUBERGER BERMAN INTERNATIONAL EQUITY PORTFOLIO	NEUBERGER BERMAN U.S. EQUITY INDEX PUTWRITE STRATEGY PORTFOLIO
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$2,195,848	$—	$147,570	$98,854	$6,413	$4,451
Expenses:
Asset-based charges	1,503,089	321,940	152,899	805,504	51,957	35,718

Net Investment Income (Loss)	692,759	(321,940)	(5,329)	(706,650)	(45,544)	(31,267)

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	(326,133)	(1,618,838)	301,100	3,080,743	48,523	9,106
Net realized gain distribution from the Portfolios	849,195	1,804,142	807,575	5,994,891	172,656	—

Net realized gain (loss)	523,062	185,304	1,108,675	9,075,634	221,179	9,106

Net change in unrealized appreciation (depreciation) of investments	4,618,795	6,611,769	1,008,558	9,809,083	750,061	380,140

Net Realized and Unrealized Gain (Loss) on Investments	5,141,857	6,797,073	2,117,233	18,884,717	971,240	389,246

Net Increase (Decrease) in Net Assets Resulting from Operations	$5,834,616	$6,475,133	$2,111,904	$18,178,067	$925,696	$357,979

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-105

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2019

	PIMCO COMMODITYREALRETURN® STRATEGY PORTFOLIO	PIMCO EMERGING MARKETS BOND PORTFOLIO	PIMCO GLOBAL BOND OPPORTUNITIES PORTFOLIO (UNHEDGED)	PIMCO GLOBAL MANAGED ASSET ALLOCATION PORTFOLIO	PIMCO INCOME PORTFOLIO	PROFUND VP BEAR
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$696,918	$762,003	$108,782	$49,572	$171,548	$119
Expenses:
Asset-based charges	223,905	242,147	53,869	27,791	60,971	1,371

Net Investment Income (Loss)	473,013	519,856	54,913	21,781	110,577	(1,252)

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	(2,098,162)	(197,026)	(37,592)	2,733	11,726	(61,744)

Net realized gain (loss)	(2,098,162)	(197,026)	(37,592)	2,733	11,726	(61,744)

Net change in unrealized appreciation (depreciation) of investments	3,114,277	1,848,871	198,897	267,741	163,758	30,242

Net Realized and Unrealized Gain (Loss) on Investments	1,016,115	1,651,845	161,305	270,474	175,484	(31,502)

Net Increase (Decrease) in Net Assets Resulting from Operations	$1,489,128	$2,171,701	$216,218	$292,255	$286,061	$(32,754)

The accompanying notes are an integral part of these financial statements.

FSA-106

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2019

	PROFUND VP BIOTECHNOLOGY	PUTNAM VT DIVERSIFIED INCOME FUND	PUTNAM VT GLOBAL ASSET ALLOCATION FUND	PUTNAM VT MULTI- ASSET ABSOLUTE RETURN FUND	PUTNAM VT RESEARCH FUND	QS LEGG MASON DYNAMIC MULTI- STRATEGY VIT PORTFOLIO
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$—	$736,624	$65,110	$—	$15,149	$82,318
Expenses:
Asset-based charges	575,017	302,219	51,881	30,799	15,935	48,954

Net Investment Income (Loss)	(575,017)	434,405	13,229	(30,799)	(786)	33,364

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	361,652	5,202	(3,943)	(37,585)	21,601	(3,111)
Net realized gain distribution from the Portfolios	160,668	—	138,629	—	143,916	—

Net realized gain (loss)	522,320	5,202	134,686	(37,585)	165,517	(3,111)

Net change in unrealized appreciation (depreciation) of investments	5,622,015	1,763,010	504,554	161,987	235,941	458,502

Net Realized and Unrealized Gain (Loss) on Investments	6,144,335	1,768,212	639,240	124,402	401,458	455,391

Net Increase (Decrease) in Net Assets Resulting from Operations	$5,569,318	$2,202,617	$652,469	$93,603	$400,672	$488,755

The accompanying notes are an integral part of these financial statements.

FSA-107

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2019

	SEI VP BALANCED STRATEGY FUND	SEI VP CONSERVATIVE STRATEGY FUND	SEI VP MARKET GROWTH STRATEGY FUND	SEI VP MARKET PLUS STRATEGY FUND	SEI VP MODERATE STRATEGY FUND	T. ROWE PRICE EQUITY INCOME PORTFOLIO
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$223,541	$239,890	$180,449	$50,524	$243,575	$290,040
Expenses:
Asset-based charges	96,863	132,504	81,737	27,287	102,448	154,090

Net Investment Income (Loss)	126,678	107,386	98,712	23,237	141,127	135,950

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	184,643	976	48,876	157,614	53,208	(166,222)
Net realized gain distribution from the Portfolios	119,200	124,198	132,432	77,972	233,468	971,293

Net realized gain (loss)	303,843	125,174	181,308	235,586	286,676	805,071

Net change in unrealized appreciation (depreciation) of investments	757,199	583,490	816,288	178,612	585,964	1,990,070

Net Realized and Unrealized Gain (Loss) on Investments	1,061,042	708,664	997,596	414,198	872,640	2,795,141

Net Increase (Decrease) in Net Assets Resulting from Operations.	$1,187,720	$816,050	$1,096,308	$437,435	$1,013,767	$2,931,091

The accompanying notes are an integral part of these financial statements.

FSA-108

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (Concluded)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2019

	TEMPLETON DEVELOPING MARKETS VIP FUND	TEMPLETON FOREIGN VIP FUND	TEMPLETON GLOBAL BOND VIP FUND	TEMPLETON GROWTH VIP FUND	VANECK VIP GLOBAL HARD ASSETS FUND	VANECK VIP UNCONSTRAINED EMERGING MARKETS BOND FUND
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$123,509	$109,242	$9,192,477	$35,498	$—	$3,432
Expenses:
Asset-based charges	175,292	88,560	1,757,400	18,175	229,123	11,571

Net Investment Income (Loss)	(51,783)	20,682	7,435,077	17,323	(229,123)	(8,139)

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	570,145	(270,098)	(2,272,527)	(80,859)	(1,425,318)	18,497
Net realized gain distribution from the Portfolios	—	65,205	—	243,855	—	—

Net realized gain (loss)	570,145	(204,893)	(2,272,527)	162,996	(1,425,318)	18,497

Net change in unrealized appreciation (depreciation) of investments	2,247,743	830,590	(4,304,971)	(9,549)	3,251,343	94,993

Net Realized and Unrealized Gain (Loss) on Investments	2,817,888	625,697	(6,577,498)	153,447	1,826,025	113,490

Net Increase (Decrease) in Net Assets Resulting from Operations.	$2,766,105	$646,379	$857,579	$170,770	$1,596,902	$105,351

The accompanying notes are an integral part of these financial statements.

FSA-109

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

	1290 VT CONVERTIBLE SECURITIES*		1290 VT DOUBLELINE DYNAMIC ALLOCATION*		1290 VT DOUBLELINE OPPORTUNISTIC BOND*
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$538,705	$291,323	$122,641	$40,254	$535,084	$432,524
Net realized gain (loss)	254,945	372,737	639,663	403,451	53,893	(20,096)
Net change in unrealized appreciation (depreciation) of investments	2,116,056	(1,274,663)	1,746,952	(1,321,450)	1,143,763	(867,012)

Net increase (decrease) in net assets resulting from operations	2,909,706	(610,603)	2,509,256	(877,745)	1,732,740	(454,584)

From Contractowners Transactions:
Payments received from contractowners	406,636	895,263	1,346,140	331,510	4,973,519	3,856,237
Transfers between Variable Investment Options including guaranteed interest account, net	(216,071)	671,473	83,654	(289,194)	1,747,516	1,003,393
Redemptions for contract benefits and terminations	(293,563)	(151,201)	(1,056,554)	(800,134)	(2,127,928)	(1,277,147)
Contract maintenance charges	(113)	(21)	(3,715)	(4,065)	(1,797)	(1,116)

Net increase (decrease) in net assets resulting from contractowners transactions	(103,111)	1,415,514	369,525	(761,883)	4,591,310	3,581,367

Net increase (decrease) in amount retained by AXA Equitable in Separate Account No. 70	—	—	—	—	178	87

Net Increase (Decrease) in Net Assets	2,806,595	804,911	2,878,781	(1,639,628)	6,324,228	3,126,870
Net Assets — Beginning of Year or Period	12,331,686	11,526,775	15,267,469	16,907,097	24,047,725	20,920,855

Net Assets — End of Year or Period	$15,138,281	$12,331,686	$18,146,250	$15,267,469	$30,371,953	$24,047,725

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-110

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

	1290 VT ENERGY*		1290 VT EQUITY INCOME*		1290 VT GAMCO MERGERS & ACQUISITIONS*
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$63,636	$53,833	$236,592	$167,453	$496,256	$20,972
Net realized gain (loss)	(99,261)	45,232	(2,786,944)	7,190,987	118,789	444,132
Net change in unrealized appreciation (depreciation) of investments	402,821	(1,220,664)	8,186,767	(11,336,900)	613,735	(1,607,737)

Net increase (decrease) in net assets resulting from operations	367,196	(1,121,599)	5,636,415	(3,978,460)	1,228,780	(1,142,633)

From Contractowners Transactions:
Payments received from contractowners	321,201	430,258	1,062,669	1,255,947	1,190,616	1,551,164
Transfers between Variable Investment Options including guaranteed interest account, net	71,324	(153,920)	(840,059)	(2,413,341)	32,141	43,580
Redemptions for contract benefits and terminations	(309,589)	(101,334)	(2,891,615)	(2,712,954)	(1,678,579)	(1,243,464)
Contract maintenance charges	(313)	(187)	(129,404)	(155,299)	(1,756)	(1,599)

Net increase (decrease) in net assets resulting from contractowners transactions	82,623	174,817	(2,798,409)	(4,025,647)	(457,578)	349,681

Net Increase (Decrease) in Net Assets	449,819	(946,782)	2,838,006	(8,004,107)	771,202	(792,952)
Net Assets — Beginning of Year or Period	3,830,357	4,777,139	26,132,043	34,136,150	17,348,004	18,140,956

Net Assets — End of Year or Period	$4,280,176	$3,830,357	$28,970,049	$26,132,043	$18,119,206	$17,348,004

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-111

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

	1290 VT GAMCO SMALL COMPANY VALUE*		1290 VT HIGH YIELD BOND*		1290 VT LOW VOLATILITY GLOBAL EQUITY*
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(2,104,390)	$(2,396,979)	$741,791	$595,987	$49,269	$47,909
Net realized gain (loss)	12,333,059	20,873,364	(78,545)	(102,812)	155,386	65,314
Net change in unrealized appreciation (depreciation) of investments	42,147,337	(67,731,103)	1,061,021	(1,000,941)	389,062	(261,908)

Net increase (decrease) in net assets resulting from operations	52,376,006	(49,254,718)	1,724,267	(507,766)	593,717	(148,685)

From Contractowners Transactions:
Payments received from contractowners	16,655,465	22,580,724	3,437,069	2,864,847	766,004	543,194
Transfers between Variable Investment Options including guaranteed interest account, net	(3,561,351)	(3,054,405)	2,045,604	(1,168,502)	(593,653)	479,203
Redemptions for contract benefits and terminations	(26,253,113)	(22,529,118)	(1,368,206)	(860,419)	(364,052)	(141,566)
Contract maintenance charges	(37,273)	(36,807)	(1,788)	(1,420)	(87)	(26)

Net increase (decrease) in net assets resulting from contractowners transactions	(13,196,272)	(3,039,606)	4,112,679	834,506	(191,788)	880,805

Net increase (decrease) in amount retained by AXA Equitable in Separate Account No. 70	—	—	151	14	10	23

Net Increase (Decrease) in Net Assets	39,179,734	(52,294,324)	5,837,097	326,754	401,939	732,143
Net Assets — Beginning of Year or Period	244,624,265	296,918,589	13,910,280	13,583,526	3,252,729	2,520,586

Net Assets — End of Year or Period	$283,803,999	$244,624,265	$19,747,377	$13,910,280	$3,654,668	$3,252,729

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-112

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

	1290 VT MICRO CAP*(a)		1290 VT MODERATE GROWTH ALLOCATION*(b)	1290 VT MULTI-ALTERNATIVE STRATEGIES*(a)
	2019	2018	2019	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(3,996)	$(27)	$109,355	$6,281	$91
Net realized gain (loss)	82,959	6,049	161,670	541	—
Net change in unrealized appreciation (depreciation) of investments	4,142	(8,319)	734,909	5,875	(305)

Net increase (decrease) in net assets resulting from operations	83,105	(2,297)	1,005,934	12,697	(214)

From Contractowners Transactions:
Payments received from contractowners	680,356	62,508	16,197,624	340,512	7,260
Transfers between Variable Investment Options including guaranteed interest account, net	70,288	5,800	2,270,127	156,049	7,108
Redemptions for contract benefits and terminations	(10,797)	(48)	(119,216)	(2,447)	—
Contract maintenance charges	(26)	—	(600)	(3)	—

Net increase (decrease) in net assets resulting from contractowners transactions	739,821	68,260	18,347,935	494,111	14,368

Net increase (decrease) in amount retained by AXA Equitable in Separate Account No. 70	28	—	676	16	—

Net Increase (Decrease) in Net Assets	822,954	65,963	19,354,545	506,824	14,154
Net Assets — Beginning of Year or Period	65,963	—	—	14,154	—

Net Assets — End of Year or Period	$888,917	$65,963	$19,354,545	$520,978	$14,154

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(a)	Units were made available on October 22, 2018.
(b)	Units were made available on February 19, 2019.

FSA-113

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

	1290 VT NATURAL RESOURCES*		1290 VT REAL ESTATE*		1290 VT SMALL CAP VALUE*(a)
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$249,781	$88,246	$567,584	$309,920	$4,184	$842
Net realized gain (loss)	12,770	240,149	203,326	(13,417)	65,775	4,094
Net change in unrealized appreciation (depreciation) of investments	281,009	(1,338,957)	1,733,627	(1,182,918)	48,171	(16,455)

Net increase (decrease) in net assets resulting from operations	543,560	(1,010,562)	2,504,537	(886,415)	118,130	(11,519)

From Contractowners Transactions:
Payments received from contractowners	533,759	794,406	1,359,289	883,272	1,109,310	78,743
Transfers between Variable Investment Options including guaranteed interest account, net	560,770	59,371	1,282,578	(520,745)	349,869	40,043
Redemptions for contract benefits and terminations	(390,218)	(307,429)	(1,365,770)	(777,457)	(43,923)	—
Contract maintenance charges	(707)	(684)	(1,690)	(1,455)	(44)	2

Net increase (decrease) in net assets resulting from contractowners transactions	703,604	545,664	1,274,407	(416,385)	1,415,212	118,788

Net increase (decrease) in amount retained by AXA Equitable in Separate Account No. 70	20	12	54	(35)	48	—

Net Increase (Decrease) in Net Assets	1,247,184	(464,886)	3,778,998	(1,302,835)	1,533,390	107,269
Net Assets — Beginning of Year or Period	5,819,530	6,284,416	12,114,348	13,417,183	107,269	—

Net Assets — End of Year or Period	$7,066,714	$5,819,530	$15,893,346	$12,114,348	$1,640,659	$107,269

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(a)	Units were made available on October 22, 2018.

FSA-114

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

	1290 VT SMARTBETA EQUITY*		1290 VT SOCIALLY RESPONSIBLE*		7TWELVETM BALANCED PORTFOLIO
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$209,313	$205,090	$(12,550)	$(1,443)	$(112,244)	$(611,607)
Net realized gain (loss)	414,051	662,129	208,638	190,744	1,883,959	1,153,715
Net change in unrealized appreciation (depreciation) of investments	3,677,635	(1,886,787)	1,771,166	(610,057)	5,290,278	(6,817,104)

Net increase (decrease) in net assets resulting from operations	4,300,999	(1,019,568)	1,967,254	(420,756)	7,061,993	(6,274,996)

From Contractowners Transactions:
Payments received from contractowners	1,492,501	563,418	1,590,627	2,536,820	436,854	2,760,907
Transfers between Variable Investment Options including guaranteed interest account, net	(548,709)	734,825	(8,559)	66,136	(3,227,261)	(4,583,842)
Redemptions for contract benefits and terminations	(184,323)	(219,231)	(154,757)	(300,441)	(5,122,351)	(7,628,668)
Contract maintenance charges	(117)	(43)	(27,266)	(29,158)	(12,202)	(13,749)

Net increase (decrease) in net assets resulting from contractowners transactions	759,352	1,078,969	1,400,045	2,273,357	(7,924,960)	(9,465,352)

Net increase (decrease) in amount retained by AXA Equitable in Separate Account No. 70	—	—	50	28	—	6

Net Increase (Decrease) in Net Assets	5,060,351	59,401	3,367,349	1,852,629	(862,967)	(15,740,342)
Net Assets — Beginning of Year or Period	15,900,130	15,840,729	6,185,165	4,332,536	55,915,561	71,655,903

Net Assets — End of Year or Period	$20,960,481	$15,900,130	$9,552,514	$6,185,165	$55,052,594	$55,915,561

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-115

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

	AB VPS BALANCED WEALTH STRATEGY PORTFOLIO**		AB VPS GLOBAL THEMATIC GROWTH PORTFOLIO**		AB VPS GROWTH AND INCOME PORTFOLIO**
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$33,289	$13,673	$(15,977)	$(14,889)	$(9,978)	$(25,113)
Net realized gain (loss)	265,658	386,880	118,089	60,882	1,361,802	744,247
Net change in unrealized appreciation (depreciation) of investments	383,719	(784,401)	295,008	(208,031)	1,087,461	(1,506,333)

Net increase (decrease) in net assets resulting from operations	682,666	(383,848)	397,120	(162,038)	2,439,285	(787,199)

From Contractowners Transactions:
Payments received from contractowners	9,198	123,719	221,501	302,633	3,151,370	4,158,168
Transfers between Variable Investment Options including guaranteed interest account, net	(495,815)	(92,584)	130,490	60,917	1,097,815	1,873,861
Redemptions for contract benefits and terminations	(728,045)	(520,510)	(129,401)	(46,657)	(450,459)	(356,297)
Contract maintenance charges	(669)	(677)	(44)	(27)	(715)	(199)

Net increase (decrease) in net assets resulting from contractowners transactions	(1,215,331)	(490,052)	222,546	316,866	3,798,011	5,675,533

Net increase (decrease) in amount retained by AXA Equitable in Separate Account No. 70	—	—	18	6	153	133

Net Increase (Decrease) in Net Assets	(532,665)	(873,900)	619,684	154,834	6,237,449	4,888,467
Net Assets — Beginning of Year or Period	4,596,977	5,470,877	1,309,776	1,154,942	9,082,342	4,193,875

Net Assets — End of Year or Period	$4,064,312	$4,596,977	$1,929,460	$1,309,776	$15,319,791	$9,082,342

The accompanying notes are an integral part of these financial statements.

**	Denotes Variable Investment Options that invest in shares of a Portfolio of AB Variable Product Series Fund, Inc., an affiliate of AXA Equitable.

FSA-116

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

	AB VPS INTERNATIONAL GROWTH PORTFOLIO**		AB VPS SMALL/MID CAP VALUE PORTFOLIO**		ALL ASSET GROWTH-ALT 20*
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(84,979)	$(90,442)	$(41,729)	$(40,586)	$138,093	$180,183
Net realized gain (loss)	435,890	356,989	613,839	508,128	1,862,637	1,730,897
Net change in unrealized appreciation (depreciation) of investments	1,340,149	(2,004,128)	281,817	(1,264,321)	4,609,017	(5,683,919)

Net increase (decrease) in net assets resulting from operations	1,691,060	(1,737,581)	853,927	(796,779)	6,609,747	(3,772,839)

From Contractowners Transactions:
Payments received from contractowners	47,185	413,611	955,297	1,468,094	1,740,927	2,536,289
Transfers between Variable Investment Options including guaranteed interest account, net	(148,873)	(294,180)	293,354	91,918	(1,558,485)	(1,080,259)
Redemptions for contract benefits and terminations	(1,014,474)	(885,487)	(346,688)	(530,283)	(4,193,362)	(2,821,105)
Contract maintenance charges	(1,184)	(1,361)	(651)	(391)	(8,715)	(9,082)

Net increase (decrease) in net assets resulting from contractowners transactions	(1,117,346)	(767,417)	901,312	1,029,338	(4,019,635)	(1,374,157)

Net increase (decrease) in amount retained by AXA Equitable in Separate Account No. 70	—	—	38	13	56	(44)

Net Increase (Decrease) in Net Assets	573,714	(2,504,998)	1,755,277	232,572	2,590,168	(5,147,040)
Net Assets — Beginning of Year or Period	7,139,772	9,644,770	4,259,348	4,026,776	38,901,983	44,049,023

Net Assets — End of Year or Period	$7,713,486	$7,139,772	$6,014,625	$4,259,348	$41,492,151	$38,901,983

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
**	Denotes Variable Investment Options that invest in shares of a Portfolio of AB Variable Product Series Fund, Inc., an affiliate of AXA Equitable.

FSA-117

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

	ALPS | RED ROCKS LISTED PRIVATE EQUITY PORTFOLIO		AMERICAN CENTURY VP INFLATION PROTECTION FUND		AMERICAN CENTURY VP LARGE COMPANY VALUE
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(51,323)	$183,236	$95,619	$129,191	$8,480	$2,075
Net realized gain (loss)	208,836	170,575	(23,065)	(26,620)	66,532	203,572
Net change in unrealized appreciation (depreciation) of investments	1,304,590	(951,854)	522,553	(384,856)	350,798	(382,829)

Net increase (decrease) in net assets resulting from operations	1,462,103	(598,043)	595,107	(282,285)	425,810	(177,182)

From Contractowners Transactions:
Payments received from contractowners	461,414	1,009,531	876,283	1,499,975	8,835	58,747
Transfers between Variable Investment Options including guaranteed interest account, net	(256,157)	273,963	114,133	726,278	120,639	(225,039)
Redemptions for contract benefits and terminations	(281,172)	(143,301)	(733,267)	(366,292)	(244,129)	(351,949)
Contract maintenance charges	(681)	(205)	(568)	(316)	(290)	(286)

Net increase (decrease) in net assets resulting from contractowners transactions	(76,596)	1,139,988	256,581	1,859,645	(114,945)	(518,527)

Net increase (decrease) in amount retained by AXA Equitable in Separate Account No. 70	—	—	12	65	—	—

Net Increase (Decrease) in Net Assets	1,385,507	541,945	851,700	1,577,425	310,865	(695,709)
Net Assets — Beginning of Year or Period	3,843,100	3,301,155	7,905,777	6,328,352	1,681,446	2,377,155

Net Assets — End of Year or Period	$5,228,607	$3,843,100	$8,757,477	$7,905,777	$1,992,311	$1,681,446

The accompanying notes are an integral part of these financial statements.

FSA-118

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

	AMERICAN FUNDS INSURANCE SERIES® ASSET ALLOCATION FUNDSM		AMERICAN FUNDS INSURANCE SERIES® BOND FUNDSM		AMERICAN FUNDS INSURANCE SERIES® GLOBAL GROWTH FUNDSM
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$561,536	$314,593	$389,978	$257,435	$(20,137)	$(62,372)
Net realized gain (loss)	4,856,458	3,409,940	664	(402,308)	980,034	1,115,121
Net change in unrealized appreciation (depreciation) of investments	9,260,698	(8,269,025)	2,179,872	(836,947)	2,907,129	(2,518,363)

Net increase (decrease) in net assets resulting from operations	14,678,692	(4,544,492)	2,570,514	(981,820)	3,867,026	(1,465,614)

From Contractowners Transactions:
Payments received from contractowners	17,387,279	24,017,620	2,330,025	2,247,463	3,655,508	3,555,861
Transfers between Variable Investment Options including guaranteed interest account, net	291,027	3,588,651	1,877,146	(4,398,144)	131,900	1,225,234
Redemptions for contract benefits and terminations	(4,720,916)	(3,911,118)	(3,177,755)	(2,989,167)	(1,280,210)	(304,517)
Contract maintenance charges	(1,960)	(835)	(4,289)	(4,232)	(750)	(286)

Net increase (decrease) in net assets resulting from contractowners transactions	12,955,430	23,694,318	1,025,127	(5,144,080)	2,506,448	4,476,292

Net increase (decrease) in amount retained by AXA Equitable in Separate Account No. 70	365	772	—	—	79	331

Net Increase (Decrease) in Net Assets	27,634,487	19,150,598	3,595,641	(6,125,900)	6,373,553	3,011,009
Net Assets — Beginning of Year or Period	70,115,229	50,964,631	34,807,136	40,933,036	10,929,067	7,918,058

Net Assets — End of Year or Period	$97,749,716	$70,115,229	$38,402,777	$34,807,136	$17,302,620	$10,929,067

The accompanying notes are an integral part of these financial statements.

FSA-119

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

	AMERICAN FUNDS INSURANCE SERIES® GLOBAL SMALL CAPITALIZATION FUNDSM		AMERICAN FUNDS INSURANCE SERIES® GROWTH-INCOME FUNDSM		AMERICAN FUNDS INSURANCE SERIES® INTERNATIONAL GROWTH AND INCOME FUNDSM
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(265,676)	$(243,078)	$113,980	$58,115	$107,147	$73,174
Net realized gain (loss)	857,250	652,686	2,572,664	1,090,658	191,063	30,131
Net change in unrealized appreciation (depreciation) of investments	4,394,666	(2,737,082)	2,363,034	(2,215,869)	1,246,347	(1,023,541)

Net increase (decrease) in net assets resulting from operations	4,986,240	(2,327,474)	5,049,678	(1,067,096)	1,544,557	(920,236)

From Contractowners Transactions:
Payments received from contractowners	1,567,839	2,099,600	5,653,140	8,401,754	1,892,315	2,077,252
Transfers between Variable Investment Options including guaranteed interest account, net	(229,625)	1,488,597	262,873	662,548	(86,963)	348,955
Redemptions for contract benefits and terminations	(1,354,748)	(1,070,161)	(1,119,736)	(811,858)	(476,316)	(197,245)
Contract maintenance charges	(2,213)	(1,977)	(1,160)	(363)	(597)	(294)

Net increase (decrease) in net assets resulting from contractowners transactions	(18,747)	2,516,059	4,795,117	8,252,081	1,328,439	2,228,668

Net increase (decrease) in amount retained by AXA Equitable in Separate Account No. 70	—	—	608	330	55	66

Net Increase (Decrease) in Net Assets	4,967,493	188,585	9,845,403	7,185,315	2,873,051	1,308,498
Net Assets — Beginning of Year or Period	16,863,683	16,675,098	19,140,454	11,955,139	6,876,521	5,568,023

Net Assets — End of Year or Period	$21,831,176	$16,863,683	$28,985,857	$19,140,454	$9,749,572	$6,876,521

The accompanying notes are an integral part of these financial statements.

FSA-120

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

	AMERICAN FUNDS INSURANCE SERIES® MANAGED RISK ASSET ALLOCATION FUNDSM		AMERICAN FUNDS INSURANCE SERIES® NEW WORLD FUND®		BLACKROCK GLOBAL ALLOCATION V.I. FUND
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$59,961	$(6,874)	$(341,182)	$(360,073)	$(113,748)	$(608,170)
Net realized gain (loss)	319,005	422,835	3,297,588	1,886,848	3,077,123	5,397,833
Net change in unrealized appreciation (depreciation) of investments	645,380	(849,664)	11,161,347	(10,663,729)	13,023,271	(15,128,981)

Net increase (decrease) in net assets resulting from operations	1,024,346	(433,703)	14,117,753	(9,136,954)	15,986,646	(10,339,318)

From Contractowners Transactions:
Payments received from contractowners	222,398	123,978	6,274,425	7,113,352	4,600,372	10,033,326
Transfers between Variable Investment Options including guaranteed interest account, net	197,064	(355,128)	(172,008)	3,309,981	(4,330,851)	(6,106,720)
Redemptions for contract benefits and terminations	(704,979)	(495,488)	(5,127,418)	(3,157,004)	(13,103,584)	(10,395,266)
Contract maintenance charges	(636)	(626)	(5,711)	(4,931)	(12,198)	(13,038)

Net increase (decrease) in net assets resulting from contractowners transactions	(286,153)	(727,264)	969,288	7,261,398	(12,846,261)	(6,481,698)

Net increase (decrease) in amount retained by AXA Equitable in Separate Account No. 70	—	—	17	133	(22)	10

Net Increase (Decrease) in Net Assets	738,193	(1,160,967)	15,087,058	(1,875,423)	3,140,363	(16,821,006)
Net Assets — Beginning of Year or Period	6,444,818	7,605,785	51,491,821	53,367,244	104,286,403	121,107,409

Net Assets — End of Year or Period	$7,183,011	$6,444,818	$66,578,879	$51,491,821	$107,426,766	$104,286,403

The accompanying notes are an integral part of these financial statements.

FSA-121

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

	BLACKROCK LARGE CAP FOCUS GROWTH V.I. FUND		CHARTERSM AGGRESSIVE GROWTH*		CHARTERSM CONSERVATIVE*
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(819,435)	$(785,447)	$103,085	$16,116	$533,543	$238,718
Net realized gain (loss)	5,305,424	6,967,811	339,951	313,646	929,085	670,964
Net change in unrealized appreciation (depreciation) of investments	10,741,984	(7,690,087)	1,256,985	(1,116,331)	2,170,090	(2,349,128)

Net increase (decrease) in net assets resulting from operations	15,227,973	(1,507,723)	1,700,021	(786,569)	3,632,718	(1,439,446)

From Contractowners Transactions:
Payments received from contractowners	4,439,788	4,117,368	7,295,126	2,660,381	8,923,983	6,447,018
Transfers between Variable Investment Options including guaranteed interest account, net	(6,528,988)	15,359,085	(683,027)	(1,091,147)	2,926,651	(2,146,569)
Redemptions for contract benefits and terminations	(4,665,105)	(5,488,483)	(527,507)	(239,252)	(3,884,688)	(2,314,813)
Contract maintenance charges	(7,437)	(6,847)	(781)	(242)	(1,759)	(1,089)

Net increase (decrease) in net assets resulting from contractowners transactions	(6,761,742)	13,981,123	6,083,811	1,329,740	7,964,187	1,984,547

Net increase (decrease) in amount retained by AXA Equitable in Separate Account No. 70	—	769	186	11	275	40

Net Increase (Decrease) in Net Assets	8,466,231	12,474,169	7,784,018	543,182	11,597,180	545,141
Net Assets — Beginning of Year or Period	55,832,773	43,358,604	6,961,601	6,418,419	31,599,388	31,054,247

Net Assets — End of Year or Period	$64,299,004	$55,832,773	$14,745,619	$6,961,601	$43,196,568	$31,599,388

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-122

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

	CHARTERSM GROWTH*		CHARTERSM MODERATE*		CHARTERSM MODERATE GROWTH*
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$196,591	$55,558	$387,584	$224,402	$236,456	$157,217
Net realized gain (loss)	646,355	362,987	1,042,979	646,975	1,099,034	890,058
Net change in unrealized appreciation (depreciation) of investments	2,187,719	(1,814,094)	3,037,810	(2,949,894)	3,125,018	(3,225,113)

Net increase (decrease) in net assets resulting from operations	3,030,665	(1,395,549)	4,468,373	(2,078,517)	4,460,508	(2,177,838)

From Contractowners Transactions:
Payments received from contractowners	11,112,156	3,052,621	7,839,639	4,135,871	5,327,233	8,907,413
Transfers between Variable Investment Options including guaranteed interest account, net	(651,677)	26,754	(305,717)	(326,524)	(253,554)	(298,277)
Redemptions for contract benefits and terminations	(1,246,573)	(310,902)	(4,383,725)	(2,682,936)	(2,606,633)	(2,403,526)
Contract maintenance charges	(974)	(503)	(2,894)	(1,661)	(2,657)	(1,691)

Net increase (decrease) in net assets resulting from contractowners transactions	9,212,932	2,767,970	3,147,303	1,124,750	2,464,389	6,203,919

Net increase (decrease) in amount retained by AXA Equitable in Separate Account No. 70	269	—	79	27	78	189

Net Increase (Decrease) in Net Assets	12,243,866	1,372,421	7,615,755	(953,740)	6,924,975	4,026,270
Net Assets — Beginning of Year or Period	14,854,879	13,482,458	32,550,291	33,504,031	28,269,983	24,243,713

Net Assets — End of Year or Period	$27,098,745	$14,854,879	$40,166,046	$32,550,291	$35,194,958	$28,269,983

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-123

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

	CHARTERSM MULTI-SECTOR BOND*		CHARTERSM SMALL CAP GROWTH*		CHARTERSM SMALL CAP VALUE*
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$9,147	$10,247	$59,005	$236,450	$(124,468)	$(76,641)
Net realized gain (loss)	(9,887)	(31,766)	1,584,023	1,697,980	569,442	1,208,340
Net change in unrealized appreciation (depreciation) of investments	81,912	(13,855)	1,163,407	(2,584,164)	2,465,083	(3,564,964)

Net increase (decrease) in net assets resulting from operations	81,172	(35,374)	2,806,435	(649,734)	2,910,057	(2,433,265)

From Contractowners Transactions:
Payments received from contractowners	16,970	30,478	519,227	447,796	672,515	1,015,346
Transfers between Variable Investment Options including guaranteed interest account, net	235,066	(171,042)	262,854	(156,361)	(3,465,457)	4,062,630
Redemptions for contract benefits and terminations	(261,722)	(143,153)	(736,981)	(581,096)	(1,047,341)	(1,589,394)
Contract maintenance charges	(35,252)	(38,541)	(185,387)	(187,517)	(180,449)	(195,521)

Net increase (decrease) in net assets resulting from contractowners transactions	(44,938)	(322,258)	(140,287)	(477,178)	(4,020,732)	3,293,061

Net Increase (Decrease) in Net Assets	36,234	(357,632)	2,666,148	(1,126,912)	(1,110,675)	859,796
Net Assets — Beginning of Year or Period	1,441,065	1,798,697	8,820,478	9,947,390	14,643,414	13,783,618

Net Assets — End of Year or Period	$1,477,299	$1,441,065	$11,486,626	$8,820,478	$13,532,739	$14,643,414

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-124

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

	CLEARBRIDGE VARIABLE AGGRESSIVE GROWTH PORTFOLIO		CLEARBRIDGE VARIABLE APPRECIATION PORTFOLIO		CLEARBRIDGE VARIABLE DIVIDEND STRATEGY PORTFOLIO
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(291,847)	$(518,846)	$(9,432)	$(22,385)	$68,672	$43,893
Net realized gain (loss)	(159,789)	2,846,256	1,408,350	819,068	4,201,026	2,802,243
Net change in unrealized appreciation (depreciation) of investments	10,887,979	(7,314,313)	2,566,382	(1,281,829)	5,477,459	(4,741,080)

Net increase (decrease) in net assets resulting from operations	10,436,343	(4,986,903)	3,965,300	(485,146)	9,747,157	(1,894,944)

From Contractowners Transactions:
Payments received from contractowners	1,884,243	4,102,816	1,897,513	2,427,138	5,886,077	5,070,622
Transfers between Variable Investment Options including guaranteed interest account, net	(2,007,852)	(3,762,387)	201,503	(276,221)	1,188,908	(454,724)
Redemptions for contract benefits and terminations	(3,522,141)	(2,387,037)	(809,621)	(725,572)	(1,960,854)	(1,394,504)
Contract maintenance charges	(7,695)	(7,687)	(2,215)	(2,091)	(3,397)	(3,054)

Net increase (decrease) in net assets resulting from contractowners transactions	(3,653,445)	(2,054,295)	1,287,180	1,423,254	5,110,734	3,218,340

Net increase (decrease) in amount retained by AXA Equitable in Separate Account No. 70	—	—	61	53	195	421

Net Increase (Decrease) in Net Assets	6,782,898	(7,041,198)	5,252,541	938,161	14,858,086	1,323,817
Net Assets — Beginning of Year or Period	46,680,002	53,721,200	13,830,702	12,892,541	31,532,085	30,208,268

Net Assets — End of Year or Period	$53,462,900	$46,680,002	$19,083,243	$13,830,702	$46,390,171	$31,532,085

The accompanying notes are an integral part of these financial statements.

FSA-125

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

	CLEARBRIDGE VARIABLE MID CAP PORTFOLIO		DELAWARE VIP® DIVERSIFIED INCOME SERIES		DELAWARE VIP® EMERGING MARKETS SERIES
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(51,860)	$(56,559)	$263,424	$309,691	$(41,975)	$69,281
Net realized gain (loss)	83,512	92,498	(72,704)	(116,924)	67,763	89,749
Net change in unrealized appreciation (depreciation) of investments	1,312,327	(724,029)	1,461,867	(809,779)	1,060,213	(947,582)

Net increase (decrease) in net assets resulting from operations	1,343,979	(688,090)	1,652,587	(617,012)	1,086,001	(788,552)

From Contractowners Transactions:
Payments received from contractowners	432,072	478,997	2,727,155	2,458,099	1,232,822	1,485,169
Transfers between Variable Investment Options including guaranteed interest account, net	(73,263)	(9,325)	1,334,345	103,566	676,215	610,371
Redemptions for contract benefits and terminations	(192,922)	(118,925)	(1,400,868)	(950,696)	(395,880)	(120,733)
Contract maintenance charges	(861)	(849)	(903)	(555)	(259)	(75)

Net increase (decrease) in net assets resulting from contractowners transactions	165,026	349,898	2,659,729	1,610,414	1,512,898	1,974,732

Net Increase (Decrease) in Net Assets	1,509,005	(338,192)	4,312,316	993,402	2,598,899	1,186,180
Net Assets — Beginning of Year or Period	4,270,473	4,608,665	18,330,585	17,337,183	4,378,718	3,192,538

Net Assets — End of Year or Period	$5,779,478	$4,270,473	$22,642,901	$18,330,585	$6,977,617	$4,378,718

The accompanying notes are an integral part of these financial statements.

FSA-126

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

	DELAWARE VIP® LIMITED-TERM DIVERSIFIED INCOME SERIES		EATON VANCE VT FLOATING- RATE INCOME FUND		EQ/400 MANAGED VOLATILITY*
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$129,193	$121,084	$1,569,804	$921,575	$(332,619)	$(411,615)
Net realized gain (loss)	(42,171)	(45,050)	(7,741)	176,995	4,233,239	9,725,856
Net change in unrealized appreciation (depreciation) of investments	267,948	(187,009)	1,187,306	(2,008,730)	9,372,053	(18,173,492)

Net increase (decrease) in net assets resulting from operations	354,970	(110,975)	2,749,369	(910,160)	13,272,673	(8,859,251)

From Contractowners Transactions:
Payments received from contractowners	1,677,548	1,486,113	7,843,796	12,990,660	660,236	606,012
Transfers between Variable Investment Options including guaranteed interest account, net	501,375	533,927	(1,620,545)	9,487,925	552,303	(2,327,234)
Redemptions for contract benefits and terminations	(978,144)	(2,233,442)	(3,130,085)	(3,668,393)	(7,413,602)	(8,492,533)
Contract maintenance charges	(616)	(361)	(2,698)	(1,428)	(1,142,394)	(1,243,743)

Net increase (decrease) in net assets resulting from contractowners transactions	1,200,163	(213,763)	3,090,468	18,808,764	(7,343,457)	(11,457,498)

Net increase (decrease) in amount retained by AXA Equitable in Separate Account No. 70	—	—	—	5,827	—	—

Net Increase (Decrease) in Net Assets	1,555,133	(324,738)	5,839,837	17,904,431	5,929,216	(20,316,749)
Net Assets — Beginning of Year or Period	9,895,997	10,220,735	46,226,482	28,322,051	58,913,887	79,230,636

Net Assets — End of Year or Period	$11,451,130	$9,895,997	$52,066,319	$46,226,482	$64,843,103	$58,913,887

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-127

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

	EQ/500 MANAGED VOLATILITY*		EQ/2000 MANAGED VOLATILITY*		EQ/AB DYNAMIC AGGRESSIVE GROWTH*
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$8,932	$(711,181)	$(375,154)	$(534,696)	$(558,880)	$415,606
Net realized gain (loss)	15,368,314	19,141,427	5,066,911	9,777,517	2,664,797	(8,417)
Net change in unrealized appreciation (depreciation) of investments	22,139,894	(28,666,752)	8,733,415	(17,727,924)	19,663,117	(7,638,567)

Net increase (decrease) in net assets resulting from operations	37,517,140	(10,236,506)	13,425,172	(8,485,103)	21,769,034	(7,231,378)

From Contractowners Transactions:
Payments received from contractowners	1,530,659	1,531,017	256,185	488,998	88,115,253	82,305,930
Transfers between Variable Investment Options including guaranteed interest account, net	(2,799,090)	(6,890,552)	1,999,876	305,166	10,428,021	7,882,724
Redemptions for contract benefits and terminations	(17,660,780)	(21,640,030)	(7,446,889)	(8,701,760)	(2,512,755)	(304,767)
Contract maintenance charges	(2,559,291)	(2,718,931)	(1,177,187)	(1,238,426)	(1,477,420)	(1,790)

Net increase (decrease) in net assets resulting from contractowners transactions	(21,488,502)	(29,718,496)	(6,368,015)	(9,146,022)	94,553,099	89,882,097

Net increase (decrease) in amount retained by AXA Equitable in Separate Account No. 70	—	9	—	—	3,580	3,084

Net Increase (Decrease) in Net Assets	16,028,638	(39,954,993)	7,057,157	(17,631,125)	116,325,713	82,653,803
Net Assets — Beginning of Year or Period	139,888,153	179,843,146	60,107,142	77,738,267	82,653,803	—

Net Assets — End of Year or Period	$155,916,791	$139,888,153	$67,164,299	$60,107,142	$198,979,516	$82,653,803

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-128

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

	EQ/AB DYNAMIC GROWTH*		EQ/AB DYNAMIC MODERATE GROWTH*		EQ/AB SHORT DURATION GOVERNMENT BOND*
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(3,153,103)	$(1,878,529)	$(7,004,721)	$(8,020,196)	$52,250	$9,258
Net realized gain (loss)	8,296,104	5,672,122	112,129,728	73,355,395	16,928	(1,851)
Net change in unrealized appreciation (depreciation) of investments	97,021,852	(56,803,490)	227,205,716	(257,738,267)	(9,757)	(6,905)

Net increase (decrease) in net assets resulting from operations	102,164,853	(53,009,897)	332,330,723	(192,403,068)	59,421	502

From Contractowners Transactions:
Payments received from contractowners	84,753,146	123,625,503	92,783,993	147,748,168	2,033,333	818,300
Transfers between Variable Investment Options including guaranteed interest account, net	8,499,703	21,613,795	100,212,523	(178,884,822)	1,793,154	498,115
Redemptions for contract benefits and terminations	(19,678,845)	(15,985,224)	(181,926,907)	(156,551,989)	(871,397)	(190,051)
Contract maintenance charges	(10,692,236)	(8,405,834)	(44,585,823)	(44,563,951)	(235)	(150)

Net increase (decrease) in net assets resulting from contractowners transactions	62,881,768	120,848,240	(33,516,214)	(232,252,594)	2,954,855	1,126,214

Net increase (decrease) in amount retained by AXA Equitable in Separate Account No. 70	1,640	2,203	(60)	(743)	99	35

Net Increase (Decrease) in Net Assets	165,048,261	67,840,546	298,814,449	(424,656,405)	3,014,375	1,126,751
Net Assets — Beginning of Year or Period	602,292,785	534,452,239	2,350,649,320	2,775,305,725	3,171,744	2,044,993

Net Assets — End of Year or Period	$767,341,046	$602,292,785	$2,649,463,769	$2,350,649,320	$6,186,119	$3,171,744

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-129

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

	EQ/AB SMALL CAP GROWTH*		EQ/AGGRESSIVE ALLOCATION*		EQ/AGGRESSIVE GROWTH STRATEGY*
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(930,055)	$(995,851)	$50,666	$77,008	$7,787,932	$(7,027,311)
Net realized gain (loss)	6,356,556	12,664,311	2,698,603	2,116,205	111,238,781	107,644,131
Net change in unrealized appreciation (depreciation) of investments	11,455,012	(18,540,325)	2,825,090	(4,998,411)	610,965,471	(424,381,872)

Net increase (decrease) in net assets resulting from operations	16,881,513	(6,871,865)	5,574,359	(2,805,198)	729,992,184	(323,765,052)

From Contractowners Transactions:
Payments received from contractowners	8,116,769	7,428,557	2,563,114	1,991,599	294,338,308	394,857,257
Transfers between Variable Investment Options including guaranteed interest account, net	(368,356)	(3,745,794)	(828,581)	798,414	124,901,038	8,037,545
Redemptions for contract benefits and terminations	(6,041,010)	(5,074,977)	(3,812,184)	(1,755,770)	(198,772,211)	(165,261,718)
Contract maintenance charges	(301,469)	(320,391)	(4,872)	(4,468)	(63,385,014)	(57,316,513)

Net increase (decrease) in net assets resulting from contractowners transactions	1,405,934	(1,712,605)	(2,082,523)	1,029,775	157,082,121	180,316,571

Net increase (decrease) in amount retained by AXA Equitable in Separate Account No. 70	—	(64)	—	(9)	2,537	4,881

Net Increase (Decrease) in Net Assets	18,287,447	(8,584,534)	3,491,836	(1,775,432)	887,076,842	(143,443,600)
Net Assets — Beginning of Year or Period	65,526,437	74,110,971	25,003,231	26,778,663	3,434,709,808	3,578,153,408

Net Assets — End of Year or Period	$83,813,884	$65,526,437	$28,495,067	$25,003,231	$4,321,786,650	$3,434,709,808

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-130

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

	EQ/AMERICAN CENTURY MID CAP VALUE*(a)(c)		EQ/AMERICAN CENTURY MODERATE GROWTH ALLOCATION*(b)	EQ/AXA INVESTMENT MANAGERS MODERATE ALLOCATION*(b)
	2019	2018	2019	2019
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$708,768	$389,731	$123,218	$65,490
Net realized gain (loss)	652,189	(160,402)	95,952	13,823
Net change in unrealized appreciation (depreciation) of investments	32,349,278	(15,352,879)	1,209,435	354,300

Net increase (decrease) in net assets resulting from operations	33,710,235	(15,123,550)	1,428,605	433,613

From Contractowners Transactions:
Payments received from contractowners	8,864,034	2,237,710	21,863,606	6,169,858
Transfers between Variable Investment Options including guaranteed interest account, net	(1,673,358)	139,751,023	2,359,446	1,879,089
Redemptions for contract benefits and terminations	(11,279,798)	(1,687,735)	(37,649)	(50,608)
Contract maintenance charges	(15,855)	(2,965)	(793)	(311)

Net increase (decrease) in net assets resulting from contractowners transactions	(4,104,977)	140,298,033	24,184,610	7,998,028

Net increase (decrease) in amount retained by AXA Equitable in Separate Account No. 70	—	—	896	301

Net Increase (Decrease) in Net Assets	29,605,258	125,174,483	25,614,111	8,431,942
Net Assets — Beginning of Year or Period	125,174,483	—	—	—

Net Assets — End of Year or Period	$154,779,741	$125,174,483	$25,614,111	$8,431,942

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(a)	Units were made available on October 22, 2018.
(b)	Units were made available on February 19, 2019.
(c)	EQ/American Century Mid Cap Value replaced American Century VP Mid Cap Value Fund due to a substitution on October 22, 2018.

FSA-131

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

	EQ/BALANCED STRATEGY*		EQ/BLACKROCK BASIC VALUE EQUITY*		EQ/CAPITAL GUARDIAN RESEARCH*
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$3,559,814	$(6,558,095)	$752,123	$319,639	$(167,995)	$(180,897)
Net realized gain (loss)	101,676,094	113,272,157	10,626,298	18,705,911	3,147,806	3,476,895
Net change in unrealized appreciation (depreciation) of investments	271,959,481	(270,113,644)	15,778,302	(31,908,681)	1,791,494	(4,283,609)

Net increase (decrease) in net assets resulting from operations	377,195,389	(163,399,582)	27,156,723	(12,883,131)	4,771,305	(987,611)

From Contractowners Transactions:
Payments received from contractowners	133,267,108	155,419,409	7,851,906	8,895,041	172,061	267,576
Transfers between Variable Investment Options including guaranteed interest account, net	119,710,181	(122,650,572)	(2,299,859)	(5,561,375)	(267,613)	(1,134,351)
Redemptions for contract benefits and terminations	(219,743,421)	(176,145,637)	(13,482,924)	(10,506,017)	(2,815,850)	(1,728,948)
Contract maintenance charges	(49,612,373)	(48,717,822)	(18,569)	(18,957)	(106,958)	(110,265)

Net increase (decrease) in net assets resulting from contractowners transactions	(16,378,505)	(192,094,622)	(7,949,446)	(7,191,308)	(3,018,360)	(2,705,988)

Net increase (decrease) in amount retained by AXA Equitable in Separate Account No. 70	(6)	(70)	109	—	—	—

Net Increase (Decrease) in Net Assets	360,816,878	(355,494,274)	19,207,386	(20,074,439)	1,752,945	(3,693,599)
Net Assets — Beginning of Year or Period	2,678,075,515	3,033,569,789	127,546,565	147,621,004	16,253,954	19,947,553

Net Assets — End of Year or Period	$3,038,892,393	$2,678,075,515	$146,753,951	$127,546,565	$18,006,899	$16,253,954

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-132

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

	EQ/CLEARBRIDGE LARGE CAP GROWTH*		EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY*		EQ/COMMON STOCK INDEX*
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(1,123,329)	$(1,033,616)	$(57,360)	$81,402	$135,815	$41,246
Net realized gain (loss)	5,718,073	6,884,149	(673,612)	1,934,591	5,253,195	5,010,128
Net change in unrealized appreciation (depreciation) of investments	16,132,849	(6,408,015)	2,194,127	(2,452,889)	10,934,654	(9,481,433)

Net increase (decrease) in net assets resulting from operations	20,727,593	(557,482)	1,463,155	(436,896)	16,323,664	(4,430,059)

From Contractowners Transactions:
Payments received from contractowners	3,250,779	2,649,373	871,178	930,459	9,622,261	8,746,207
Transfers between Variable Investment Options including guaranteed interest account, net	(1,914,541)	(6,230,755)	300,340	(141,480)	50,290	3,192,766
Redemptions for contract benefits and terminations	(8,736,531)	(6,493,376)	(770,840)	(222,838)	(4,905,211)	(3,240,453)
Contract maintenance charges	(260,463)	(283,012)	(58,748)	(57,426)	(10,481)	(8,469)

Net increase (decrease) in net assets resulting from contractowners transactions	(7,660,756)	(10,357,770)	341,930	508,715	4,756,859	8,690,051

Net increase (decrease) in amount retained by AXA Equitable in Separate Account No. 70	—	—	—	—	161	50

Net Increase (Decrease) in Net Assets	13,066,837	(10,915,252)	1,805,085	71,819	21,080,684	4,260,042
Net Assets — Beginning of Year or Period	71,192,658	82,107,910	4,318,862	4,247,043	55,569,955	51,309,913

Net Assets — End of Year or Period	$84,259,495	$71,192,658	$6,123,947	$4,318,862	$76,650,639	$55,569,955

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-133

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

	EQ/CONSERVATIVE GROWTH STRATEGY*		EQ/CONSERVATIVE STRATEGY*		EQ/CORE BOND INDEX*
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$1,598,112	$(3,261,547)	$1,040,312	$(1,709,505)	$1,422,069	$1,231,746
Net realized gain (loss)	37,070,049	51,740,270	8,120,596	17,444,249	(370,941)	(2,424,628)
Net change in unrealized appreciation (depreciation) of investments	105,272,828	(109,365,997)	36,063,707	(33,721,813)	13,032,464	(3,070,592)

Net increase (decrease) in net assets resulting from operations	143,940,989	(60,887,274)	45,224,615	(17,987,069)	14,083,592	(4,263,474)

From Contractowners Transactions:
Payments received from contractowners	78,760,242	82,393,180	34,231,330	33,374,528	14,063,044	10,564,454
Transfers between Variable Investment Options including guaranteed interest account, net	77,117,830	(109,051,923)	125,698,188	(60,019,316)	14,768,800	581,439
Redemptions for contract benefits and terminations	(100,576,154)	(89,871,139)	(103,822,861)	(72,056,557)	(33,051,065)	(36,444,388)
Contract maintenance charges	(21,773,046)	(21,751,992)	(11,437,210)	(11,603,588)	(4,449,384)	(4,734,545)

Net increase (decrease) in net assets resulting from contractowners transactions	33,528,872	(138,281,874)	44,669,447	(110,304,933)	(8,668,605)	(30,033,040)

Net increase (decrease) in amount retained by AXA Equitable in Separate Account No. 70	(6)	(241)	1,255	15	(11)	—

Net Increase (Decrease) in Net Assets	177,469,855	(199,169,389)	89,895,317	(128,291,987)	5,414,976	(34,296,514)
Net Assets — Beginning of Year or Period	1,198,319,544	1,397,488,933	582,463,424	710,755,411	299,414,444	333,710,958

Net Assets — End of Year or Period	$1,375,789,399	$1,198,319,544	$672,358,741	$582,463,424	$304,829,420	$299,414,444

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-134

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

	EQ/EMERGING MARKETS EQUITY PLUS*		EQ/EQUITY 500 INDEX*		EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP*(a)(d)
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$23,284	$844	$1,201,717	$490,025	$(726,603)	$(59,224)
Net realized gain (loss)	7,859	454,667	19,876,703	17,760,946	928,965	(332,752)
Net change in unrealized appreciation (depreciation) of investments	1,202,235	(1,977,365)	74,403,373	(40,008,106)	42,131,368	(19,533,318)

Net increase (decrease) in net assets resulting from operations	1,233,378	(1,521,854)	95,481,793	(21,757,135)	42,333,730	(19,925,294)

From Contractowners Transactions:
Payments received from contractowners	590,488	1,497,811	46,832,926	38,818,721	4,991,691	1,718,406
Transfers between Variable Investment Options including guaranteed interest account, net	(2,215)	483,631	7,045,043	15,123,642	(6,138,075)	171,640,616
Redemptions for contract benefits and terminations	(653,211)	(533,398)	(27,630,877)	(23,969,181)	(16,788,793)	(2,414,231)
Contract maintenance charges	(974)	(759)	(37,261)	(30,849)	(20,487)	(4,009)

Net increase (decrease) in net assets resulting from contractowners transactions	(65,912)	1,447,285	26,209,831	29,942,333	(17,955,664)	170,940,782

Net increase (decrease) in amount retained by AXA Equitable in Separate Account No. 70	(5)	33	(26)	21	(8)	—

Net Increase (Decrease) in Net Assets	1,167,461	(74,536)	121,691,598	8,185,219	24,378,058	151,015,488
Net Assets — Beginning of Year or Period	7,441,517	7,516,053	317,618,156	309,432,937	151,015,488	—

Net Assets — End of Year or Period	$8,608,978	$7,441,517	$439,309,754	$317,618,156	$175,393,546	$151,015,488

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(a)	Units were made available on October 22, 2018.
(d)	EQ/Fidelity Institutional AM® Large Cap, formerly known as EQ/Fidelity Institutional AMSM Large Cap, replaced Fidelity® VIP Contrafund® Portfolio due to a substitution on October 22, 2018.

FSA-135

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

	EQ/FIRST TRUST MODERATE GROWTH ALLOCATION*(b)	EQ/FRANKLIN BALANCED MANAGED VOLATILITY*		EQ/FRANKLIN RISING DIVIDENDS*(a)(e)
	2019	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$117,952	$109,531	$290,150	$(192,175)	$9,037
Net realized gain (loss)	110,573	324,343	(398,298)	1,177,106	(50,456)
Net change in unrealized appreciation (depreciation) of investments	933,633	877,326	(1,255,756)	20,594,830	(5,968,855)

Net increase (decrease) in net assets resulting from operations	1,162,158	1,311,200	(1,363,904)	21,579,761	(6,010,274)

From Contractowners Transactions:
Payments received from contractowners	17,528,212	315,388	469,591	6,986,791	1,900,673
Transfers between Variable Investment Options including guaranteed interest account, net	5,437,369	454,548	(10,856,507)	3,568,845	80,660,883
Redemptions for contract benefits and terminations	(25,082)	(1,262,692)	(928,619)	(6,806,585)	(839,724)
Contract maintenance charges	—	(92,024)	(88,402)	(7,706)	(1,536)

Net increase (decrease) in net assets resulting from contractowners transactions	22,940,499	(584,780)	(11,403,937)	3,741,345	81,720,296

Net increase (decrease) in amount retained by AXA Equitable in Separate Account No. 70	853	—	(7)	(691)	3,079

Net Increase (Decrease) in Net Assets	24,103,510	726,420	(12,767,848)	25,320,415	75,713,101
Net Assets — Beginning of Year or Period	—	8,947,846	21,715,694	75,713,101	—

Net Assets — End of Year or Period	$24,103,510	$9,674,266	$8,947,846	$101,033,516	$75,713,101

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(a)	Units were made available on October 22, 2018.
(b)	Units were made available on February 19, 2019.
(e)	EQ/Franklin Rising Dividends replaced Franklin Rising Dividends VIP Fund due to a substitution on October 22, 2018.

FSA-136

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

	EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY*		EQ/FRANKLIN STRATEGIC INCOME*(a)(f)		EQ/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY*
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(57,427)	$(94,697)	$1,507,062	$235,601	$52,743	$81,956
Net realized gain (loss)	635,768	1,877,629	1,077,248	(17,289)	206,359	2,871,765
Net change in unrealized appreciation (depreciation) of investments	1,452,419	(3,162,923)	1,436,961	(1,106,647)	1,667,400	(4,114,327)

Net increase (decrease) in net assets resulting from operations	2,030,760	(1,379,991)	4,021,271	(888,335)	1,926,502	(1,160,606)

From Contractowners Transactions:
Payments received from contractowners	64,183	350,881	2,941,700	530,452	26,061	315,396
Transfers between Variable Investment Options including guaranteed interest account, net	432,338	(988,634)	827,570	57,929,770	(70,498)	(442,944)
Redemptions for contract benefits and terminations	(930,509)	(1,133,764)	(5,223,609)	(899,055)	(1,744,107)	(1,707,702)
Contract maintenance charges	(152,465)	(152,180)	(6,358)	(1,338)	(104,430)	(104,060)

Net increase (decrease) in net assets resulting from contractowners transactions	(586,453)	(1,923,697)	(1,460,697)	57,559,829	(1,892,974)	(1,939,310)

Net increase (decrease) in amount retained by AXA Equitable in Separate Account No. 70	—	—	6	(7)	—	—

Net Increase (Decrease) in Net Assets	1,444,307	(3,303,688)	2,560,580	56,671,487	33,528	(3,099,916)
Net Assets — Beginning of Year or Period	8,716,269	12,019,957	56,671,487	—	10,103,750	13,203,666

Net Assets — End of Year or Period	$10,160,576	$8,716,269	$59,232,067	$56,671,487	$10,137,278	$10,103,750

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(a)	Units were made available on October 22, 2018.
(f)	EQ/Franklin Strategic Income replaced Franklin Strategic Income VIP Fund due to a substitution on October 22, 2018.

FSA-137

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

	EQ/GLOBAL BOND PLUS*		EQ/GLOBAL EQUITY MANAGED VOLATILITY*		EQ/GOLDMAN SACHS GROWTH ALLOCATION*(b)
	2019	2018	2019	2018	2019
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(53,526)	$(17,091)	$(20,123)	$(75,690)	$114,847
Net realized gain (loss)	(37,902)	(198,070)	882,901	2,196,070	995,287
Net change in unrealized appreciation (depreciation) of investments	470,150	(87,070)	2,101,161	(4,185,609)	2,597,867

Net increase (decrease) in net assets resulting from operations	378,722	(302,231)	2,963,939	(2,065,229)	3,708,001

From Contractowners Transactions:
Payments received from contractowners	73,975	129,619	192,663	297,072	54,607,645
Transfers between Variable Investment Options including guaranteed interest account, net	86,873	(390,080)	58,816	(1,369,343)	9,082,088
Redemptions for contract benefits and terminations	(985,088)	(798,519)	(1,342,395)	(1,324,116)	(280,536)
Contract maintenance charges	(97,404)	(106,393)	(194,025)	(208,931)	(5,803)

Net increase (decrease) in net assets resulting from contractowners transactions	(921,644)	(1,165,373)	(1,284,941)	(2,605,318)	63,403,394

Net increase (decrease) in amount retained by AXA Equitable in Separate Account No. 70	—	—	—	—	2,288

Net Increase (Decrease) in Net Assets	(542,922)	(1,467,604)	1,678,998	(4,670,547)	67,113,683
Net Assets — Beginning of Year or Period	8,279,485	9,747,089	12,898,784	17,569,331	—

Net Assets — End of Year or Period	$7,736,563	$8,279,485	$14,577,782	$12,898,784	$67,113,683

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(b)	Units were made available on February 19, 2019.

FSA-138

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

	EQ/GOLDMAN SACHS MID CAP VALUE*(a)(g)		EQ/GOLDMAN SACHS MODERATE GROWTH ALLOCATION*		EQ/GROWTH STRATEGY*
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(156,452)	$(17,996)	$(1,888,868)	$(1,888,359)	$7,385,690	$(9,274,158)
Net realized gain (loss)	694,006	(27,423)	45,462,632	886,357	151,980,380	144,892,610
Net change in unrealized appreciation (depreciation) of investments	6,166,074	(2,524,726)	41,789,864	(32,284,958)	590,853,105	(468,044,895)

Net increase (decrease) in net assets resulting from operations	6,703,628	(2,570,145)	85,363,628	(33,286,960)	750,219,175	(332,426,443)

From Contractowners Transactions:
Payments received from contractowners	896,454	281,498	75,631,824	90,545,936	252,287,695	308,224,849
Transfers between Variable Investment Options including guaranteed interest account, net	(685,365)	26,999,097	20,201,322	14,582,929	129,161,368	(40,138,080)
Redemptions for contract benefits and terminations	(3,036,370)	(514,206)	(16,462,453)	(13,624,781)	(267,033,751)	(208,281,761)
Contract maintenance charges	(4,016)	(796)	(8,803,672)	(6,987,352)	(74,458,181)	(70,105,413)

Net increase (decrease) in net assets resulting from contractowners transactions	(2,829,297)	26,765,593	70,567,021	84,516,732	39,957,131	(10,300,405)

Net increase (decrease) in amount retained by AXA Equitable in Separate Account No. 70	—	—	2,746	1,056	(6)	(731)

Net Increase (Decrease) in Net Assets	3,874,331	24,195,448	155,933,395	51,230,828	790,176,300	(342,727,579)
Net Assets — Beginning of Year or Period	24,195,448	—	504,559,339	453,328,511	4,017,176,226	4,359,903,805

Net Assets — End of Year or Period	$28,069,779	$24,195,448	$660,492,734	$504,559,339	$4,807,352,526	$4,017,176,226

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(a)	Units were made available on October 22, 2018.
(g)	EQ/Goldman Sachs Mid Cap Value replaced Goldman Sachs VIT Mid Cap Value Fund due to a substitution on October 22, 2018.

FSA-139

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

	EQ/INTERMEDIATE GOVERNMENT BOND*		EQ/INTERNATIONAL CORE MANAGED VOLATILITY*		EQ/INTERNATIONAL EQUITY INDEX*
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$169,359	$(226,410)	$66,575	$32,467	$756,210	$573,226
Net realized gain (loss)	108,771	(776,744)	514,983	431,786	(357,896)	(96,814)
Net change in unrealized appreciation (depreciation) of investments	2,721,254	144,983	1,610,976	(2,665,299)	8,516,443	(8,847,069)

Net increase (decrease) in net assets resulting from operations	2,999,384	(858,171)	2,192,534	(2,201,046)	8,914,757	(8,370,657)

From Contractowners Transactions:
Payments received from contractowners	5,222,919	2,277,535	386,452	539,559	4,212,011	6,402,575
Transfers between Variable Investment Options including guaranteed interest account, net	10,995,554	4,360,402	337,912	(195,287)	357,739	2,085,513
Redemptions for contract benefits and terminations	(16,481,180)	(15,947,115)	(880,495)	(914,065)	(4,426,617)	(6,564,213)
Contract maintenance charges	(1,739,859)	(1,849,860)	(148,426)	(163,826)	(4,812)	(4,295)

Net increase (decrease) in net assets resulting from contractowners transactions	(2,002,566)	(11,159,038)	(304,557)	(733,619)	138,321	1,919,580

Net increase (decrease) in amount retained by AXA Equitable in Separate Account No. 70	—	(6)	—	—	(39)	17

Net Increase (Decrease) in Net Assets	996,818	(12,017,215)	1,887,977	(2,934,665)	9,053,039	(6,451,060)
Net Assets — Beginning of Year or Period	111,963,778	123,980,993	10,769,212	13,703,877	43,180,850	49,631,910

Net Assets — End of Year or Period	$112,960,596	$111,963,778	$12,657,189	$10,769,212	$52,233,889	$43,180,850

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-140

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

	EQ/INTERNATIONAL MANAGED VOLATILITY*		EQ/INTERNATIONAL VALUE MANAGED VOLATILITY*		EQ/INVESCO COMSTOCK*
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$692,609	$331,549	$19,019	$5,185	$336,855	$116,888
Net realized gain (loss)	2,522,292	3,475,210	86,477	121,085	3,995,404	4,487,922
Net change in unrealized appreciation (depreciation) of investments	13,071,740	(20,247,061)	362,862	(658,383)	5,648,578	(11,426,857)

Net increase (decrease) in net assets resulting from operations	16,286,641	(16,440,302)	468,358	(532,113)	9,980,837	(6,822,047)

From Contractowners Transactions:
Payments received from contractowners	270,966	442,333	25,957	38,836	3,120,458	4,896,504
Transfers between Variable Investment Options including guaranteed interest account, net	(1,142,587)	4,680,719	(42,418)	(107,712)	1,869,431	7,442,705
Redemptions for contract benefits and terminations	(10,736,828)	(13,171,147)	(306,854)	(459,359)	(4,590,292)	(3,825,851)
Contract maintenance charges	(1,597,365)	(1,779,642)	(344)	(419)	(160,358)	(171,523)

Net increase (decrease) in net assets resulting from contractowners transactions	(13,205,814)	(9,827,737)	(323,659)	(528,654)	239,239	8,341,835

Net Increase (Decrease) in Net Assets	3,080,827	(26,268,039)	144,699	(1,060,767)	10,220,076	1,519,788
Net Assets — Beginning of Year or Period	87,057,845	113,325,884	2,379,449	3,440,216	42,833,504	41,313,716

Net Assets — End of Year or Period	$90,138,672	$87,057,845	$2,524,148	$2,379,449	$53,053,580	$42,833,504

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-141

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

	EQ/INVESCO GLOBAL REAL ESTATE*(a)(h)		EQ/INVESCO INTERNATIONAL GROWTH*(a)(i)		EQ/INVESCO MODERATE ALLOCATION*
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$2,177,820	$181,428	$134,677	$(27,941)	$(886,818)	$(1,305,979)
Net realized gain (loss)	4,414,971	30,053	1,536,561	(45,122)	843,003	1,491,950
Net change in unrealized appreciation (depreciation) of investments	6,882,486	(1,220,364)	9,053,552	(2,317,808)	33,570,394	(16,775,742)

Net increase (decrease) in net assets resulting from operations	13,475,277	(1,008,883)	10,724,790	(2,390,871)	33,526,579	(16,589,771)

From Contractowners Transactions:
Payments received from contractowners	3,045,234	543,407	2,601,192	510,579	29,153,602	42,690,042
Transfers between Variable Investment Options including guaranteed interest account, net	(1,856,218)	68,146,377	(2,599,462)	44,581,766	4,173,267	7,183,040
Redemptions for contract benefits and terminations	(8,255,447)	(1,150,934)	(4,486,727)	(683,791)	(8,795,755)	(9,076,986)
Contract maintenance charges	(8,038)	(1,697)	(6,010)	(1,178)	(4,499,135)	(3,699,368)

Net increase (decrease) in net assets resulting from contractowners transactions	(7,074,469)	67,537,153	(4,491,007)	44,407,376	20,031,979	37,096,728

Net increase (decrease) in amount retained by AXA Equitable in Separate Account No. 70	—	1,943	(157)	1,254	654	(823)

Net Increase (Decrease) in Net Assets	6,400,808	66,530,213	6,233,626	42,017,759	53,559,212	20,506,134
Net Assets — Beginning of Year or Period	66,530,213	—	42,017,759	—	251,973,379	231,467,245

Net Assets — End of Year or Period	$72,931,021	$66,530,213	$48,251,385	$42,017,759	$305,532,591	$251,973,379

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(a)	Units were made available on October 22, 2018.
(h)	EQ/Invesco Global Real Estate replaced Invesco V.I. Global Real Estate Fund due to a substitution on October 22, 2018.
(i)	EQ/Invesco International Growth replaced Invesco V.I. International Growth Fund due to a substitution on October 22, 2018.

FSA-142

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

	EQ/INVESCO MODERATE GROWTH ALLOCATION*(b)	EQ/JANUS ENTERPRISE*		EQ/JPMORGAN GROWTH ALLOCATION*
	2019	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$74,180	$(854,137)	$(803,064)	$(434,788)	$(25,965)
Net realized gain (loss)	733,774	5,165,959	3,623,989	2,993,791	82,008
Net change in unrealized appreciation (depreciation) of investments	620,782	13,449,164	(4,575,434)	12,466,501	(4,034,747)

Net increase (decrease) in net assets resulting from operations	1,428,736	17,760,986	(1,754,509)	15,025,504	(3,978,704)

From Contractowners Transactions:
Payments received from contractowners	26,278,126	4,781,932	3,841,993	67,358,136	65,110,131
Transfers between Variable Investment Options including guaranteed interest account, net	2,244,222	1,118,475	732,787	16,877,534	8,060,939
Redemptions for contract benefits and terminations	(46,388)	(5,921,506)	(4,534,609)	(1,649,214)	(84,980)
Contract maintenance charges	—	(246,276)	(257,638)	(1,270,705)	(186)

Net increase (decrease) in net assets resulting from contractowners transactions	28,475,960	(267,375)	(217,467)	81,315,751	73,085,904

Net increase (decrease) in amount retained by AXA Equitable in Separate Account No. 70	1,057	—	—	2,963	2,510

Net Increase (Decrease) in Net Assets	29,905,753	17,493,611	(1,971,976)	96,344,218	69,109,710
Net Assets — Beginning of Year or Period	—	51,796,500	53,768,476	69,109,710	—

Net Assets — End of Year or Period	$29,905,753	$69,290,111	$51,796,500	$165,453,928	$69,109,710

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(b)	Units were made available on February 19, 2019.

FSA-143

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

	EQ/JPMORGAN VALUE OPPORTUNITIES*		EQ/LARGE CAP CORE MANAGED VOLATILITY*		EQ/LARGE CAP GROWTH INDEX*
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(24,693)	$(99,293)	$(23,005)	$(54,638)	$(670,028)	$(494,535)
Net realized gain (loss)	586,745	2,768,277	931,980	1,302,053	10,012,428	6,439,260
Net change in unrealized appreciation (depreciation) of investments	4,271,644	(6,215,141)	1,321,528	(1,902,216)	16,766,165	(8,981,034)

Net increase (decrease) in net assets resulting from operations	4,833,696	(3,546,157)	2,230,503	(654,801)	26,108,565	(3,036,309)

From Contractowners Transactions:
Payments received from contractowners	4,514,730	384,677	66,826	76,444	7,441,094	9,076,385
Transfers between Variable Investment Options including guaranteed interest account, net	1,532,657	753,715	(103,422)	(1,227,439)	9,613,467	2,269,117
Redemptions for contract benefits and terminations	(2,957,060)	(1,781,774)	(635,425)	(629,032)	(7,288,398)	(6,418,827)
Contract maintenance charges	(184,738)	(193,672)	(193,994)	(211,173)	(10,291)	(7,576)

Net increase (decrease) in net assets resulting from contractowners transactions	2,905,589	(837,054)	(866,015)	(1,991,200)	9,755,872	4,919,099

Net increase (decrease) in amount retained by AXA Equitable in Separate Account No. 70	—	—	—	—	469	104

Net Increase (Decrease) in Net Assets	7,739,285	(4,383,211)	1,364,488	(2,646,001)	35,864,906	1,882,894
Net Assets — Beginning of Year or Period	17,562,016	21,945,227	8,197,224	10,843,225	69,808,647	67,925,753

Net Assets — End of Year or Period	$25,301,301	$17,562,016	$9,561,712	$8,197,224	$105,673,553	$69,808,647

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-144

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

	EQ/LARGE CAP GROWTH MANAGED VOLATILITY*		EQ/LARGE CAP VALUE INDEX*		EQ/LARGE CAP VALUE MANAGED VOLATILITY*
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(251,759)	$(255,267)	$510,288	$317,490	$115,022	$234,920
Net realized gain (loss)	3,375,263	3,997,027	3,887,572	2,523,443	2,206,061	2,729,322
Net change in unrealized appreciation (depreciation) of investments	3,374,903	(4,574,908)	6,472,584	(7,249,632)	2,400,420	(5,567,383)

Net increase (decrease) in net assets resulting from operations	6,498,407	(833,148)	10,870,444	(4,408,699)	4,721,503	(2,603,141)

From Contractowners Transactions:
Payments received from contractowners	471,448	155,933	4,722,071	5,037,452	725,483	975,875
Transfers between Variable Investment Options including guaranteed interest account, net	(145,703)	(1,605,707)	8,167,807	693,437	525,740	(1,499,269)
Redemptions for contract benefits and terminations	(2,046,474)	(2,120,524)	(4,179,476)	(2,590,656)	(1,758,681)	(1,957,463)
Contract maintenance charges	(422,439)	(419,419)	(5,027)	(3,970)	(261,236)	(267,117)

Net increase (decrease) in net assets resulting from contractowners transactions	(2,143,168)	(3,989,717)	8,705,375	3,136,263	(768,694)	(2,747,974)

Net Increase (Decrease) in Net Assets	4,355,239	(4,822,865)	19,575,819	(1,272,436)	3,952,809	(5,351,115)
Net Assets — Beginning of Year or Period	21,004,126	25,826,991	39,820,128	41,092,564	20,219,711	25,570,826

Net Assets — End of Year or Period	$25,359,365	$21,004,126	$59,395,947	$39,820,128	$24,172,520	$20,219,711

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-145

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

	EQ/LAZARD EMERGING MARKETS EQUITY*(a)(j)		EQ/LEGG MASON GROWTH ALLOCATION*(b)	EQ/LEGG MASON MODERATE ALLOCATION*
	2019	2018	2019	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$1,023,777	$(89,030)	$128,885	$(505,263)	$144,557
Net realized gain (loss)	1,718,114	4,888	75,410	12,623,099	488,611
Net change in unrealized appreciation (depreciation) of investments	10,336,344	(1,010,282)	1,082,555	11,205,616	(12,789,471)

Net increase (decrease) in net assets resulting from operations	13,078,235	(1,094,424)	1,286,850	23,323,452	(12,156,303)

From Contractowners Transactions:
Payments received from contractowners	3,933,730	896,937	19,588,206	28,695,594	45,750,791
Transfers between Variable Investment Options including guaranteed interest account, net	(1,153,321)	81,036,493	3,214,486	933,878	13,276,245
Redemptions for contract benefits and terminations	(8,719,955)	(1,159,963)	(46,802)	(5,211,327)	(3,788,551)
Contract maintenance charges	(11,312)	(2,342)	(3,738)	(2,814,410)	(1,928,548)

Net increase (decrease) in net assets resulting from contractowners transactions	(5,950,858)	80,771,125	22,752,152	21,603,735	53,309,937

Net increase (decrease) in amount retained by AXA Equitable in Separate Account No. 70	—	—	836	720	(186)

Net Increase (Decrease) in Net Assets	7,127,377	79,676,701	24,039,838	44,927,907	41,153,448
Net Assets — Beginning of Year or Period	79,676,701	—	—	162,944,909	121,791,461

Net Assets — End of Year or Period	$86,804,078	$79,676,701	$24,039,838	$207,872,816	$162,944,909

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(a)	Units were made available on October 22, 2018.
(b)	Units were made available on February 19, 2019.
(j)	EQ/Lazard Emerging Markets Equity replaced Lazard Retirement Emerging Markets Equity Portfolio due to a substitution on October 22, 2018.

FSA-146

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

	EQ/LOOMIS SAYLES GROWTH*		EQ/MFS INTERNATIONAL GROWTH*		EQ/MFS INTERNATIONAL VALUE*(a)(k)
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(1,140,238)	$(1,003,200)	$(2,674)	$(222,734)	$(1,568,063)	$(607,690)
Net realized gain (loss)	9,461,922	11,397,483	2,700,620	6,216,746	3,246,181	(121,346)
Net change in unrealized appreciation (depreciation) of investments	13,780,981	(14,193,255)	10,942,392	(12,031,126)	48,100,709	(9,462,479)

Net increase (decrease) in net assets resulting from operations	22,102,665	(3,798,972)	13,640,338	(6,037,114)	49,778,827	(10,191,515)

From Contractowners Transactions:
Payments received from contractowners	7,641,157	10,631,002	6,974,302	8,421,046	13,079,851	3,365,332
Transfers between Variable Investment Options including guaranteed interest account, net	(1,236,513)	1,961,940	4,174,019	4,340,047	(9,110,372)	221,543,408
Redemptions for contract benefits and terminations	(7,799,316)	(4,564,518)	(4,156,911)	(3,211,542)	(20,009,039)	(2,964,744)
Contract maintenance charges	(117,431)	(114,737)	(173,807)	(177,118)	(26,175)	(5,146)

Net increase (decrease) in net assets resulting from contractowners transactions	(1,512,103)	7,913,687	6,817,603	9,372,433	(16,065,735)	221,938,850

Net increase (decrease) in amount retained by AXA Equitable in Separate Account No. 70	6	—	200	282	(5)	—

Net Increase (Decrease) in Net Assets	20,590,568	4,114,715	20,458,141	3,335,601	33,713,087	211,747,335
Net Assets — Beginning of Year or Period	74,875,940	70,761,225	50,555,583	47,219,982	211,747,335	—

Net Assets — End of Year or Period	$95,466,508	$74,875,940	$71,013,724	$50,555,583	$245,460,422	$211,747,335

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(a)	Units were made available on October 22, 2018.
(k)	EQ/MFS International Value replaced MFS® International Value Portfolio due to a substitution on October 22, 2018.

FSA-147

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

	EQ/MFS MID CAP FOCUSED GROWTH*(a)(l)		EQ/MFS TECHNOLOGY*(a)(m)		EQ/MFS UTILITIES SERIES*(a)(n)
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(979,598)	$(169,673)	$(572,594)	$(105,230)	$866,001	$112,136
Net realized gain (loss)	1,445,702	(73,853)	896,875	(209,287)	860,450	(31,622)
Net change in unrealized appreciation (depreciation) of investments	18,913,972	(5,505,591)	10,901,861	(3,726,671)	9,776,459	(1,971,606)

Net increase (decrease) in net assets resulting from operations	19,380,076	(5,749,117)	11,226,142	(4,041,188)	11,502,910	(1,891,092)

From Contractowners Transactions:
Payments received from contractowners	2,869,134	696,986	5,110,760	395,531	3,471,049	466,298
Transfers between Variable Investment Options including guaranteed interest account, net	4,756,041	62,620,176	733,013	37,398,932	1,032,426	52,444,387
Redemptions for contract benefits and terminations	(7,073,142)	(716,299)	(5,312,365)	(632,026)	(5,136,888)	(796,647)
Contract maintenance charges	(9,087)	(1,878)	(3,959)	(863)	(5,908)	(1,178)

Net increase (decrease) in net assets resulting from contractowners transactions	542,946	62,598,985	527,449	37,161,574	(639,321)	52,112,860

Net increase (decrease) in amount retained by AXA Equitable in Separate Account No. 70	—	—	—	928	(298)	1,374

Net Increase (Decrease) in Net Assets	19,923,022	56,849,868	11,753,591	33,121,314	10,863,291	50,223,142
Net Assets — Beginning of Year or Period	56,849,868	—	33,121,314	—	50,223,142	—

Net Assets — End of Year or Period	$76,772,890	$56,849,868	$44,874,905	$33,121,314	$61,086,433	$50,223,142

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(a)	Units were made available on October 22, 2018.
(l)	EQ/MFS Mid Cap Focused Growth, formerly known as EQ/Ivy Mid Cap Growth, replaced IVY VIP Mid Cap Growth due to a substitution on October 22, 2018.
(m)	EQ/MFS Technology replaced MFS® Technology Portfolio due to a substitution on October 22, 2018.
(n)	EQ/MFS Utilities Series replaced MFS® Utilities Series due to a substitution on October 22, 2018.

FSA-148

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

	EQ/MID CAP INDEX*		EQ/MID CAP VALUE MANAGED VOLATILITY*		EQ/MODERATE ALLOCATION*
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(195,095)	$(295,089)	$(9,925)	$(44,738)	$582,163	$483,274
Net realized gain (loss)	4,784,743	9,597,709	1,097,190	1,932,322	8,018,946	6,849,622
Net change in unrealized appreciation (depreciation) of investments	15,136,666	(21,273,974)	2,434,088	(4,319,721)	12,908,956	(16,917,343)

Net increase (decrease) in net assets resulting from operations	19,726,314	(11,971,354)	3,521,353	(2,432,137)	21,510,065	(9,584,447)

From Contractowners Transactions:
Payments received from contractowners	9,450,710	10,037,835	582,915	599,019	22,141,104	28,476,268
Transfers between Variable Investment Options including guaranteed interest account, net	391,057	1,827,773	276,400	(1,061,279)	(4,429,231)	(777,044)
Redemptions for contract benefits and terminations	(7,797,276)	(5,513,090)	(1,106,729)	(1,014,420)	(14,114,474)	(13,100,316)
Contract maintenance charges	(10,270)	(8,911)	(234,430)	(254,919)	(30,356)	(29,315)

Net increase (decrease) in net assets resulting from contractowners transactions	2,034,221	6,343,607	(481,844)	(1,731,599)	3,567,043	14,569,593

Net increase (decrease) in amount retained by AXA Equitable in Separate Account No. 70	—	5	—	—	(4,310)	21,929

Net Increase (Decrease) in Net Assets	21,760,535	(5,627,742)	3,039,509	(4,163,736)	25,072,798	5,007,075
Net Assets — Beginning of Year or Period	82,404,053	88,031,795	14,305,835	18,469,571	152,677,242	147,670,167

Net Assets — End of Year or Period	$104,164,588	$82,404,053	$17,345,344	$14,305,835	$177,750,040	$152,677,242

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-149

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

	EQ/MODERATE GROWTH STRATEGY*		EQ/MODERATE-PLUS ALLOCATION*		EQ/MONEY MARKET*
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$5,797,665	$(15,120,358)	$222,961	$228,323	$231,627	$(98,053)
Net realized gain (loss)	270,527,952	269,707,254	4,740,879	3,990,548	7,280	3,019
Net change in unrealized appreciation (depreciation) of investments	638,872,875	(658,154,684)	5,699,285	(9,192,132)	(5,324)	2,304

Net increase (decrease) in net assets resulting from operations	915,198,492	(403,567,788)	10,663,125	(4,973,261)	233,583	(92,730)

From Contractowners Transactions:
Payments received from contractowners	207,892,657	284,475,838	8,668,433	8,861,447	124,747,532	107,736,876
Transfers between Variable Investment Options including guaranteed interest account, net	112,087,546	(125,491,546)	(1,824,440)	251,677	(56,408,729)	(75,705,365)
Redemptions for contract benefits and terminations	(494,910,017)	(423,271,844)	(5,591,244)	(5,078,453)	(43,671,864)	(33,855,310)
Contract maintenance charges	(103,161,201)	(101,761,380)	(11,243)	(10,248)	(335,883)	(325,399)

Net increase (decrease) in net assets resulting from contractowners transactions	(278,091,015)	(366,048,932)	1,241,506	4,024,423	24,331,056	(2,149,198)

Net increase (decrease) in amount retained by AXA Equitable in Separate Account No. 70	—	27	—	—	70	(90)

Net Increase (Decrease) in Net Assets	637,107,477	(769,616,693)	11,904,631	(948,838)	24,564,709	(2,242,018)
Net Assets — Beginning of Year or Period	5,690,475,168	6,460,091,861	57,026,105	57,974,943	121,541,448	123,783,466

Net Assets — End of Year or Period	$6,327,582,645	$5,690,475,168	$68,930,736	$57,026,105	$146,106,157	$121,541,448

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-150

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

	EQ/OPPENHEIMER GLOBAL*		EQ/PIMCO GLOBAL REAL RETURN*		EQ/PIMCO REAL RETURN*(a)(o)
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(849,478)	$(937,667)	$636,229	$312,974	$214,896	$80,324
Net realized gain (loss)	3,515,737	8,122,539	143,676	(48,378)	907,926	76,591
Net change in unrealized appreciation (depreciation) of investments	18,274,298	(19,182,377)	863,958	(881,045)	2,072,764	(164,777)

Net increase (decrease) in net assets resulting from operations	20,940,557	(11,997,505)	1,643,863	(616,449)	3,195,586	(7,862)

From Contractowners Transactions:
Payments received from contractowners	6,630,239	10,177,183	2,868,695	3,097,724	1,234,735	310,704
Transfers between Variable Investment Options including guaranteed interest account, net	(1,386,725)	(5,137,819)	1,179,472	2,868,459	(1,073,853)	49,195,630
Redemptions for contract benefits and terminations	(7,789,577)	(5,597,227)	(2,005,704)	(1,570,074)	(6,179,075)	(1,041,169)
Contract maintenance charges	(248,252)	(262,102)	(2,789)	(1,936)	(6,668)	(1,471)

Net increase (decrease) in net assets resulting from contractowners transactions	(2,794,315)	(819,965)	2,039,674	4,394,173	(6,024,861)	48,463,694

Net increase (decrease) in amount retained by AXA Equitable in Separate Account No. 70	(14)	(6)	63	124	—	—

Net Increase (Decrease) in Net Assets	18,146,228	(12,817,476)	3,683,600	3,777,848	(2,829,275)	48,455,832
Net Assets — Beginning of Year or Period	72,309,489	85,126,965	24,895,927	21,118,079	48,455,832	—

Net Assets — End of Year or Period	$90,455,717	$72,309,489	$28,579,527	$24,895,927	$45,626,557	$48,455,832

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(a)	Units were made available on October 22, 2018.
(o)	EQ/PIMCO Real Return replaced PIMCO Real Return Portfolio due to a substitution on October 22, 2018.

FSA-151

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

	EQ/PIMCO TOTAL RETURN*(a)(p)		EQ/PIMCO ULTRA SHORT BOND*		EQ/QUALITY BOND PLUS*
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$1,394,367	$665,155	$426,893	$374,299	$32,946	$34,918
Net realized gain (loss)	5,587,682	585,105	46,644	76,176	142,083	(303,903)
Net change in unrealized appreciation (depreciation) of investments	4,900,059	1,005,531	44,890	(644,786)	858,642	(157,451)

Net increase (decrease) in net assets resulting from operations	11,882,108	2,255,791	518,427	(194,311)	1,033,671	(426,436)

From Contractowners Transactions:
Payments received from contractowners	15,995,817	2,549,886	5,083,644	6,414,982	751,106	383,071
Transfers between Variable Investment Options including guaranteed interest account, net	16,442,138	163,219,796	(346,456)	8,437,022	(170,850)	(22,479)
Redemptions for contract benefits and terminations	(19,047,607)	(2,683,493)	(6,598,809)	(2,905,668)	(1,998,205)	(1,743,528)
Contract maintenance charges	(17,338)	(3,392)	(28,682)	(32,390)	(543,903)	(578,466)

Net increase (decrease) in net assets resulting from contractowners transactions	13,373,010	163,082,797	(1,890,303)	11,913,946	(1,961,852)	(1,961,402)

Net Increase (Decrease) in Net Assets	25,255,118	165,338,588	(1,371,876)	11,719,635	(928,181)	(2,387,838)
Net Assets — Beginning of Year or Period	165,338,588	—	44,737,347	33,017,712	26,332,038	28,719,876

Net Assets — End of Year or Period	$190,593,706	$165,338,588	$43,365,471	$44,737,347	$25,403,857	$26,332,038

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(a)	Units were made available on October 22, 2018.
(p)	EQ/PIMCO Total Return replaced PIMCO Total Return Portfolio due to a substitution on October 22, 2018.

FSA-152

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

	EQ/SCIENCE AND TECHNOLOGY*(a)(q)		EQ/SMALL COMPANY INDEX*		EQ/T. ROWE PRICE GROWTH STOCK*
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(1,326,287)	$(235,131)	$(143,456)	$(228,325)	$(3,604,970)	$(3,135,933)
Net realized gain (loss)	3,880,998	(126,047)	2,815,592	6,772,485	16,232,958	30,648,281
Net change in unrealized appreciation (depreciation) of investments	32,253,557	(10,218,455)	10,754,503	(15,968,668)	52,571,064	(34,853,691)

Net increase (decrease) in net assets resulting from operations	34,808,268	(10,579,633)	13,426,639	(9,424,508)	65,199,052	(7,341,343)

From Contractowners Transactions:
Payments received from contractowners	6,458,162	1,531,094	6,104,064	6,562,347	27,389,544	29,478,198
Transfers between Variable Investment Options including guaranteed interest account, net	1,150,027	88,664,127	(4,332,507)	8,690,983	8,537,332	(5,135,386)
Redemptions for contract benefits and terminations	(9,542,740)	(980,226)	(5,360,948)	(6,960,832)	(19,783,573)	(16,590,006)
Contract maintenance charges	(10,397)	(1,888)	(6,522)	(6,166)	(453,826)	(457,649)

Net increase (decrease) in net assets resulting from contractowners transactions	(1,944,948)	89,213,107	(3,595,913)	8,286,332	15,689,477	7,295,157

Net increase (decrease) in amount retained by AXA Equitable in Separate Account No. 70	(61)	2,157	(5)	7	(9)	—

Net Increase (Decrease) in Net Assets	32,863,259	78,635,631	9,830,721	(1,138,169)	80,888,520	(46,186)
Net Assets — Beginning of Year or Period	78,635,631	—	59,521,321	60,659,490	213,058,168	213,104,354

Net Assets — End of Year or Period	$111,498,890	$78,635,631	$69,352,042	$59,521,321	$293,946,688	$213,058,168

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(a)	Units were made available on October 22, 2018.
(q)	EQ/Science and Technology, formerly known as EQ/Ivy Science and Technology, replaced Ivy VIP Science and Technology due to a substitution on October 22, 2018.

FSA-153

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

	EQ/T. ROWE PRICE HEALTH SCIENCES*(a)(r)		EQ/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY*		EQ/UBS GROWTH & INCOME*
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(2,193,704)	$(431,250)	$53,503	$222,557	$(70,645)	$(88,370)
Net realized gain (loss)	581,872	(157,561)	1,310,019	2,417,001	257,676	963,725
Net change in unrealized appreciation (depreciation) of investments	39,429,274	(16,272,365)	1,281,699	(5,002,050)	1,764,120	(1,890,953)

Net increase (decrease) in net assets resulting from operations	37,817,442	(16,861,176)	2,645,221	(2,362,492)	1,951,151	(1,015,598)

From Contractowners Transactions:
Payments received from contractowners	9,968,908	2,621,761	434,950	541,905	81,837	30,257
Transfers between Variable Investment Options including guaranteed interest account, net	(5,062,826)	161,534,885	579,136	(1,240,695)	(174,588)	(595,930)
Redemptions for contract benefits and terminations	(13,676,224)	(2,183,446)	(1,338,736)	(1,243,189)	(439,906)	(401,754)
Contract maintenance charges	(18,012)	(3,564)	(280,216)	(299,048)	(158,840)	(166,274)

Net increase (decrease) in net assets resulting from contractowners transactions	(8,788,154)	161,969,636	(604,866)	(2,241,027)	(691,497)	(1,133,701)

Net increase (decrease) in amount retained by AXA Equitable in Separate Account No. 70	—	6,114	—	—	—	—

Net Increase (Decrease) in Net Assets	29,029,288	145,114,574	2,040,355	(4,603,519)	1,259,654	(2,149,299)
Net Assets — Beginning of Year or Period	145,114,574	—	14,060,344	18,663,863	5,776,436	7,925,735

Net Assets — End of Year or Period	$174,143,862	$145,114,574	$16,100,699	$14,060,344	$7,036,090	$5,776,436

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(a)	Units were made available on October 22, 2018.
(r)	EQ/T. Rowe Price Health Sciences replaced T. Rowe Price Health Sciences Portfolio due to a substitution on October 22, 2018.

FSA-154

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

	EQ/ULTRA CONSERVATIVE STRATEGY*		EQ/WELLINGTON ENERGY*(a)(s)		FEDERATED HIGH INCOME BOND FUND II
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(3,365,717)	$3,347,262	$(100,764)	$(46,221)	$1,018,429	$1,266,039
Net realized gain (loss)	32,082,461	(704,940)	(1,779,589)	(388,716)	(79,820)	(215,962)
Net change in unrealized appreciation (depreciation) of investments	1,996,847	(1,960,856)	1,866,515	(9,910,107)	1,796,474	(2,033,038)

Net increase (decrease) in net assets resulting from operations	30,713,591	681,466	(13,838)	(10,345,044)	2,735,083	(982,961)

From Contractowners Transactions:
Payments received from contractowners	(401)	1,023	1,067,369	372,082	4,266,106	3,215,964
Transfers between Variable Investment Options including guaranteed interest account, net	(574,378,832)	981,239,448	575,277	31,669,814	1,526,777	100,902
Redemptions for contract benefits and terminations	(57,937,737)	(28,417,191)	(2,241,764)	(398,769)	(1,589,645)	(1,213,734)
Contract maintenance charges	(13,557,987)	(5,153,251)	(3,218)	(673)	(1,344)	(672)

Net increase (decrease) in net assets resulting from contractowners transactions	(645,874,957)	947,670,029	(602,336)	31,642,454	4,201,894	2,102,460

Net increase (decrease) in amount retained by AXA Equitable in Separate Account No. 70	(18,280)	26,890	(113)	438	—	—

Net Increase (Decrease) in Net Assets	(615,179,646)	948,378,385	(616,287)	21,297,848	6,936,977	1,119,499
Net Assets — Beginning of Year or Period	1,079,622,066	131,243,681	21,297,848	—	20,290,269	19,170,770

Net Assets — End of Year or Period	$464,442,420	$1,079,622,066	$20,681,561	$21,297,848	$27,227,246	$20,290,269

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(a)	Units were made available on October 22, 2018.
(s)	EQ/Wellington Energy, formerly known as EQ/Ivy Energy, replaced Ivy VIP Energy due to a substitution on October 22, 2018.

FSA-155

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

	FEDERATED KAUFMANN FUND II		FIDELITY® VIP ASSET MANAGER: GROWTH PORTFOLIO		FIDELITY® VIP FREEDOM 2015 PORTFOLIO
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(202,599)	$(121,119)	$(667)	$(2,894)	$2,983	$(1,444)
Net realized gain (loss)	2,107,251	713,028	25,833	60,168	37,679	84,708
Net change in unrealized appreciation (depreciation) of investments	2,462,894	(903,729)	94,442	(118,770)	31,113	(107,156)

Net increase (decrease) in net assets resulting from operations	4,367,546	(311,820)	119,608	(61,496)	71,775	(23,892)

From Contractowners Transactions:
Payments received from contractowners	4,132,481	3,691,828	927	2,835	—	(8)
Transfers between Variable Investment Options including guaranteed interest account, net	1,881,656	1,992,381	59,837	(78,296)	121,696	(37,691)
Redemptions for contract benefits and terminations	(1,066,287)	(277,880)	(111,940)	(174,539)	(39,751)	(479,628)
Contract maintenance charges	(1,071)	(311)	(225)	(239)	(74)	(77)

Net increase (decrease) in net assets resulting from contractowners transactions	4,946,779	5,406,018	(51,401)	(250,239)	81,871	(517,404)

Net Increase (Decrease) in Net Assets	9,314,325	5,094,198	68,207	(311,735)	153,646	(541,296)
Net Assets — Beginning of Year or Period	12,343,764	7,249,566	596,646	908,381	433,861	975,157

Net Assets — End of Year or Period	$21,658,089	$12,343,764	$664,853	$596,646	$587,507	$433,861

The accompanying notes are an integral part of these financial statements.

FSA-156

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

	FIDELITY® VIP FREEDOM 2020 PORTFOLIO		FIDELITY® VIP FREEDOM 2025 PORTFOLIO		FIDELITY® VIP FREEDOM 2030 PORTFOLIO
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$3,158	$(1,060)	$5,331	$(1,145)	$4,861	$(3,061)
Net realized gain (loss)	94,468	55,068	84,723	44,811	61,954	68,099
Net change in unrealized appreciation (depreciation) of investments	132,303	(161,708)	189,148	(175,194)	119,759	(147,421)

Net increase (decrease) in net assets resulting from operations	229,929	(107,700)	279,202	(131,528)	186,574	(82,383)

From Contractowners Transactions:
Payments received from contractowners	2,863	128,686	8,623	30,201	16,165	11,035
Transfers between Variable Investment Options including guaranteed interest account, net	19,466	120,124	2,679	257,983	211,924	83,784
Redemptions for contract benefits and terminations	(279,109)	(13,052)	(196,282)	(37,006)	(153,240)	(206,546)
Contract maintenance charges	(84)	(123)	(153)	(192)	(116)	(89)

Net increase (decrease) in net assets resulting from contractowners transactions	(256,864)	235,635	(185,133)	250,986	74,733	(111,816)

Net Increase (Decrease) in Net Assets	(26,935)	127,935	94,069	119,458	261,307	(194,199)
Net Assets — Beginning of Year or Period	1,355,243	1,227,308	1,486,832	1,367,374	808,189	1,002,388

Net Assets — End of Year or Period	$1,328,308	$1,355,243	$1,580,901	$1,486,832	$1,069,496	$808,189

The accompanying notes are an integral part of these financial statements.

FSA-157

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

	FIDELITY® VIP MID CAP PORTFOLIO		FIDELITY® VIP STRATEGIC INCOME PORTFOLIO		FIRST TRUST MULTI INCOME ALLOCATION PORTFOLIO
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(542,711)	$(844,327)	$2,766,313	$2,927,079	$68,035	$39,280
Net realized gain (loss)	7,515,784	7,853,943	1,034,600	(14,894)	45,924	45,438
Net change in unrealized appreciation (depreciation) of investments	8,659,615	(20,752,801)	8,088,467	(8,101,743)	549,744	(326,963)

Net increase (decrease) in net assets resulting from operations	15,632,688	(13,743,185)	11,889,380	(5,189,558)	663,703	(242,245)

From Contractowners Transactions:
Payments received from contractowners	7,468,593	8,138,440	16,801,229	16,771,254	1,234,288	866,771
Transfers between Variable Investment Options including guaranteed interest account, net	(1,069,463)	(2,103,591)	10,701,412	5,727,681	597,923	(318,801)
Redemptions for contract benefits and terminations	(7,519,103)	(6,297,753)	(12,586,368)	(8,844,269)	(453,735)	(239,706)
Contract maintenance charges	(11,274)	(11,230)	(11,495)	(9,269)	(399)	(278)

Net increase (decrease) in net assets resulting from contractowners transactions	(1,131,247)	(274,134)	14,904,778	13,645,397	1,378,077	307,986

Net increase (decrease) in amount retained by AXA Equitable in Separate Account No. 70	—	—	470	415	749	1,080

Net Increase (Decrease) in Net Assets	14,501,441	(14,017,319)	26,794,628	8,456,254	2,042,529	66,821
Net Assets — Beginning of Year or Period	73,141,856	87,159,175	124,541,275	116,085,021	4,068,014	4,001,193

Net Assets — End of Year or Period	$87,643,297	$73,141,856	$151,335,903	$124,541,275	$6,110,543	$4,068,014

The accompanying notes are an integral part of these financial statements.

FSA-158

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

	FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO		FRANKLIN ALLOCATION VIP FUND		FRANKLIN INCOME VIP FUND
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$176,809	$97,354	$738,914	$345,005	$4,013,571	$3,189,033
Net realized gain (loss)	3,112,026	1,097,117	2,217,375	360,872	1,516,980	(244,733)
Net change in unrealized appreciation (depreciation) of investments	6,163,161	(4,337,146)	1,749,883	(2,824,635)	7,452,162	(8,135,845)

Net increase (decrease) in net assets resulting from operations	9,451,996	(3,142,675)	4,706,172	(2,118,758)	12,982,713	(5,191,545)

From Contractowners Transactions:
Payments received from contractowners	7,032,491	5,118,061	1,842,819	1,578,768	11,192,399	8,262,671
Transfers between Variable Investment Options including guaranteed interest account, net	5,203,342	(1,335,682)	(12,553,396)	10,754,889	3,565,738	(2,013,350)
Redemptions for contract benefits and terminations	(5,025,830)	(4,074,754)	(2,296,466)	(1,522,299)	(10,423,566)	(6,505,512)
Contract maintenance charges	(3,584)	(3,189)	(2,889)	(2,746)	(7,396)	(7,050)

Net increase (decrease) in net assets resulting from contractowners transactions	7,206,419	(295,564)	(13,009,932)	10,808,612	4,327,175	(263,241)

Net increase (decrease) in amount retained by AXA Equitable in Separate Account No. 70	—	(6)	(176)	299	394	(51)

Net Increase (Decrease) in Net Assets	16,658,415	(3,438,245)	(8,303,936)	8,690,153	17,310,282	(5,454,837)
Net Assets — Beginning of Year or Period	46,896,606	50,334,851	29,693,198	21,003,045	87,447,377	92,902,214

Net Assets — End of Year or Period	$63,555,021	$46,896,606	$21,389,262	$29,693,198	$104,757,659	$87,447,377

The accompanying notes are an integral part of these financial statements.

FSA-159

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

	FRANKLIN MUTUAL SHARES VIP FUND		GUGGENHEIM VIF GLOBAL MANAGED FUTURES STRATEGY FUND		GUGGENHEIM VIF MULTI-HEDGE STRATEGIES FUND
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$56,457	$130,243	$(8,756)	$(34,335)	$5,600	$(9,292)
Net realized gain (loss)	1,097,578	795,891	(102,186)	(91,069)	7,138	3,041
Net change in unrealized appreciation (depreciation) of investments	1,095,408	(2,243,585)	313,178	(168,625)	8,963	(37,041)

Net increase (decrease) in net assets resulting from operations	2,249,443	(1,317,451)	202,236	(294,029)	21,701	(43,292)

From Contractowners Transactions:
Payments received from contractowners	808,088	500,064	360,710	289,490	2,021	861
Transfers between Variable Investment Options including guaranteed interest account, net	(247,134)	(623,568)	(245,158)	81,952	14,259	18,150
Redemptions for contract benefits and terminations	(1,530,761)	(1,962,539)	(357,764)	(169,965)	(113,824)	(41,361)
Contract maintenance charges	(1,452)	(1,670)	(271)	(230)	(68)	(78)

Net increase (decrease) in net assets resulting from contractowners transactions	(971,259)	(2,087,713)	(242,483)	201,247	(97,612)	(22,428)

Net Increase (Decrease) in Net Assets	1,278,184	(3,405,164)	(40,247)	(92,782)	(75,911)	(65,720)
Net Assets — Beginning of Year or Period	11,181,934	14,587,098	2,773,207	2,865,989	619,854	685,574

Net Assets — End of Year or Period	$12,460,118	$11,181,934	$2,732,960	$2,773,207	$543,943	$619,854

The accompanying notes are an integral part of these financial statements.

FSA-160

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

	HARTFORD CAPITAL APPRECIATION HLS FUND		HARTFORD GROWTH OPPORTUNITIES HLS FUND		INVESCO V.I. AMERICAN FRANCHISE FUND
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(68,579)	$(160,443)	$(606,561)	$(502,031)	$(8,003)	$(8,359)
Net realized gain (loss)	2,300,482	1,690,178	10,584,881	5,738,955	96,225	52,132
Net change in unrealized appreciation (depreciation) of investments	2,549,666	(3,157,084)	551,157	(6,091,001)	77,956	(80,709)

Net increase (decrease) in net assets resulting from operations	4,781,569	(1,627,349)	10,529,477	(854,077)	166,178	(36,936)

From Contractowners Transactions:
Payments received from contractowners	518,488	1,760,008	6,282,381	4,808,105	1,437	1,282
Transfers between Variable Investment Options including guaranteed interest account, net	(33,356)	22,039	2,205,121	(98,650)	(50,128)	76,187
Redemptions for contract benefits and terminations	(1,567,977)	(1,016,250)	(2,823,007)	(1,547,957)	(75,157)	(30,620)
Contract maintenance charges	(2,268)	(1,908)	(4,816)	(3,865)	(48)	(41)

Net increase (decrease) in net assets resulting from contractowners transactions	(1,085,113)	763,889	5,659,679	3,157,633	(123,896)	46,808

Net increase (decrease) in amount retained by AXA Equitable in Separate Account No. 70	(27)	667	95	464	—	—

Net Increase (Decrease) in Net Assets	3,696,429	(862,793)	16,189,251	2,304,020	42,282	9,872
Net Assets — Beginning of Year or Period	16,715,393	17,578,186	36,325,150	34,021,130	555,461	545,589

Net Assets — End of Year or Period	$20,411,822	$16,715,393	$52,514,401	$36,325,150	$597,743	$555,461

The accompanying notes are an integral part of these financial statements.

FSA-161

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

	INVESCO V.I. BALANCED- RISK ALLOCATION FUND		INVESCO V.I. DIVERSIFIED DIVIDEND FUND		INVESCO V.I. EQUITY AND INCOME FUND
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(129,087)	$14,293	$832,767	$487,937	$183,136	$113,911
Net realized gain (loss)	(156,860)	915,755	4,675,615	4,298,958	1,383,987	753,896
Net change in unrealized appreciation (depreciation) of investments	1,653,947	(1,755,965)	8,241,217	(11,241,370)	1,313,096	(2,723,783)

Net increase (decrease) in net assets resulting from operations	1,368,000	(825,917)	13,749,599	(6,454,475)	2,880,219	(1,855,976)

From Contractowners Transactions:
Payments received from contractowners	2,198,402	1,186,700	2,335,284	3,730,196	1,977,569	2,671,784
Transfers between Variable Investment Options including guaranteed interest account, net	(382,492)	(568,804)	(3,230,060)	(8,004,862)	183,555	64,636
Redemptions for contract benefits and terminations	(646,659)	(728,139)	(5,995,454)	(5,603,766)	(761,487)	(675,599)
Contract maintenance charges	(488)	(309)	(7,599)	(7,763)	(2,261)	(2,278)

Net increase (decrease) in net assets resulting from contractowners transactions	1,168,763	(110,552)	(6,897,829)	(9,886,195)	1,397,376	2,058,543

Net increase (decrease) in amount retained by AXA Equitable in Separate Account No. 70	110	11	—	(6)	59	58

Net Increase (Decrease) in Net Assets	2,536,873	(936,458)	6,851,770	(16,340,676)	4,277,654	202,625
Net Assets — Beginning of Year or Period	9,610,093	10,546,551	62,246,630	78,587,306	15,214,442	15,011,817

Net Assets — End of Year or Period	$12,146,966	$9,610,093	$69,098,400	$62,246,630	$19,492,096	$15,214,442

The accompanying notes are an integral part of these financial statements.

FSA-162

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

	INVESCO V.I. HEALTH CARE FUND		INVESCO V.I. HIGH YIELD FUND		INVESCO V.I. MID CAP CORE EQUITY FUND
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(73,729)	$(57,568)	$2,017,861	$1,564,331	$(138,226)	$(157,273)
Net realized gain (loss)	(115,731)	495,393	(168,567)	(397,232)	1,010,564	1,700,923
Net change in unrealized appreciation (depreciation) of investments	1,947,575	(544,411)	2,808,188	(3,210,285)	1,607,148	(3,148,100)

Net increase (decrease) in net assets resulting from operations	1,758,115	(106,586)	4,657,482	(2,043,186)	2,479,486	(1,604,450)

From Contractowners Transactions:
Payments received from contractowners	1,344,501	1,041,958	4,881,836	3,811,573	642,715	812,770
Transfers between Variable Investment Options including guaranteed interest account, net	34,959	288,659	2,905,770	(689,739)	(294,808)	(266,817)
Redemptions for contract benefits and terminations	(645,762)	(274,550)	(3,837,617)	(3,680,842)	(1,316,018)	(876,729)
Contract maintenance charges	(277)	(215)	(4,451)	(4,026)	(1,823)	(1,880)

Net increase (decrease) in net assets resulting from contractowners transactions	733,421	1,055,852	3,945,538	(563,034)	(969,934)	(332,656)

Net increase (decrease) in amount retained by AXA Equitable in Separate Account No. 70	—	—	—	82	—	—

Net Increase (Decrease) in Net Assets	2,491,536	949,266	8,603,020	(2,606,138)	1,509,552	(1,937,106)
Net Assets — Beginning of Year or Period	5,369,346	4,420,080	38,789,199	41,395,337	10,933,363	12,870,469

Net Assets — End of Year or Period	$7,860,882	$5,369,346	$47,392,219	$38,789,199	$12,442,915	$10,933,363

The accompanying notes are an integral part of these financial statements.

FSA-163

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

	INVESCO V.I. SMALL CAP EQUITY FUND		IVY VIP ASSET STRATEGY		IVY VIP GLOBAL EQUITY INCOME
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(270,630)	$(269,049)	$226,646	$149,164	$185,736	$32,559
Net realized gain (loss)	1,917,734	1,151,832	105,463	678,748	2,346,228	1,208,210
Net change in unrealized appreciation (depreciation) of investments	2,714,177	(4,290,298)	5,851,531	(3,190,601)	(69,454)	(3,152,751)

Net increase (decrease) in net assets resulting from operations	4,361,281	(3,407,515)	6,183,640	(2,362,689)	2,462,510	(1,911,982)

From Contractowners Transactions:
Payments received from contractowners	2,055,770	2,607,336	548,677	1,997,744	206,948	233,106
Transfers between Variable Investment Options including guaranteed interest account, net	282,596	326,418	(1,005,902)	(1,043,818)	(557,268)	(481,400)
Redemptions for contract benefits and terminations	(1,610,954)	(1,059,335)	(3,621,043)	(2,608,845)	(1,954,434)	(1,412,454)
Contract maintenance charges	(2,514)	(2,458)	(3,657)	(3,971)	(1,482)	(1,633)

Net increase (decrease) in net assets resulting from contractowners transactions	724,898	1,871,961	(4,081,925)	(1,658,890)	(2,306,236)	(1,662,381)

Net Increase (Decrease) in Net Assets	5,086,179	(1,535,554)	2,101,715	(4,021,579)	156,274	(3,574,363)
Net Assets — Beginning of Year or Period	17,369,406	18,904,960	32,374,380	36,395,959	12,478,974	16,053,337

Net Assets — End of Year or Period	$22,455,585	$17,369,406	$34,476,095	$32,374,380	$12,635,248	$12,478,974

The accompanying notes are an integral part of these financial statements.

FSA-164

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

	IVY VIP HIGH INCOME		IVY VIP NATURAL RESOURCES		IVY VIP SMALL CAP GROWTH(t)
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$6,517,705	$6,429,371	$(29,587)	$(107,316)	$(483,390)	$(334,900)
Net realized gain (loss)	(2,401,202)	(1,998,229)	(535,376)	(344,077)	365,617	10,498,711
Net change in unrealized appreciation (depreciation) of investments	7,384,258	(8,819,122)	1,110,788	(1,901,976)	6,750,796	(12,584,691)

Net increase (decrease) in net assets resulting from operations	11,500,761	(4,387,980)	545,825	(2,353,369)	6,633,023	(2,420,880)

From Contractowners Transactions:
Payments received from contractowners	6,333,328	8,295,424	114,782	220,277	685,270	1,993,111
Transfers between Variable Investment Options including guaranteed interest account, net	(2,403,903)	(4,288,030)	(274,365)	(306,220)	(937,910)	6,407,835
Redemptions for contract benefits and terminations	(12,284,194)	(10,509,659)	(946,142)	(1,138,091)	(3,825,665)	(2,496,781)
Contract maintenance charges	(15,066)	(15,590)	(1,141)	(1,362)	(4,695)	(4,427)

Net increase (decrease) in net assets resulting from contractowners transactions	(8,369,835)	(6,517,855)	(1,106,866)	(1,225,396)	(4,083,000)	5,899,738

Net Increase (Decrease) in Net Assets	3,130,926	(10,905,835)	(561,041)	(3,578,765)	2,550,023	3,478,858
Net Assets — Beginning of Year or Period	121,839,552	132,745,387	7,038,628	10,617,393	31,471,432	27,992,574

Net Assets — End of Year or Period	$124,970,478	$121,839,552	$6,477,587	$7,038,628	$34,021,455	$31,471,432

The accompanying notes are an integral part of these financial statements.

(t)	Ivy VIP Small Cap Growth replaced Ivy VIP Micro Cap Growth due to a merger on November 02, 2018.

FSA-165

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

	JANUS HENDERSON BALANCED PORTFOLIO		JANUS HENDERSON FLEXIBLE BOND PORTFOLIO		JANUS HENDERSON U.S. LOW VOLATILITY PORTFOLIO
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$671,893	$423,092	$505,781	$419,674	$90,015	$60,720
Net realized gain (loss)	4,327,909	2,623,359	(73,403)	(215,137)	1,021,491	489,256
Net change in unrealized appreciation (depreciation) of investments	15,928,111	(4,654,189)	1,767,235	(893,968)	2,089,257	(1,231,478)

Net increase (decrease) in net assets resulting from operations	20,927,913	(1,607,738)	2,199,613	(689,431)	3,200,763	(681,502)

From Contractowners Transactions:
Payments received from contractowners	41,558,579	29,044,218	3,368,560	3,572,328	2,127,912	1,269,740
Transfers between Variable Investment Options including guaranteed interest account, net	9,197,695	5,105,597	286,902	(1,055,209)	2,704,059	36,526
Redemptions for contract benefits and terminations	(6,776,709)	(3,534,636)	(1,881,454)	(3,647,761)	(1,281,855)	(537,080)
Contract maintenance charges	(3,871)	(1,202)	(1,709)	(1,319)	(702)	(365)

Net increase (decrease) in net assets resulting from contractowners transactions	43,975,694	30,613,977	1,772,299	(1,131,961)	3,549,414	768,821

Net increase (decrease) in amount retained by AXA Equitable in Separate Account No. 70	1,428	(28)	76	(89)	122	94

Net Increase (Decrease) in Net Assets	64,905,035	29,006,211	3,971,988	(1,821,481)	6,750,299	87,413
Net Assets — Beginning of Year or Period	84,156,913	55,150,702	26,851,578	28,673,059	11,067,686	10,980,273

Net Assets — End of Year or Period	$149,061,948	$84,156,913	$30,823,566	$26,851,578	$17,817,985	$11,067,686

The accompanying notes are an integral part of these financial statements.

FSA-166

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

	JPMORGAN INSURANCE TRUST GLOBAL ALLOCATION PORTFOLIO		JPMORGAN INSURANCE TRUST INCOME BUILDER PORTFOLIO		LORD ABBETT SERIES FUND - BOND DEBENTURE PORTFOLIO
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$205,865	$(262,124)	$419,558	$(234,912)	$3,952,991	$4,049,321
Net realized gain (loss)	382,782	365,656	311,068	128,862	92,941	2,704,136
Net change in unrealized appreciation (depreciation) of investments	2,656,579	(1,842,016)	1,944,818	(1,113,001)	11,422,696	(13,793,698)

Net increase (decrease) in net assets resulting from operations	3,245,226	(1,738,484)	2,675,444	(1,219,051)	15,468,628	(7,040,241)

From Contractowners Transactions:
Payments received from contractowners	2,642,299	5,699,342	4,613,742	6,731,189	17,065,664	19,109,097
Transfers between Variable Investment Options including guaranteed interest account, net	(372,417)	50,897	1,202,466	406,777	4,025,626	3,050,330
Redemptions for contract benefits and terminations	(2,080,629)	(1,644,058)	(1,879,107)	(1,583,740)	(10,574,304)	(7,900,494)
Contract maintenance charges	(833)	(662)	(316)	(145)	(10,204)	(8,673)

Net increase (decrease) in net assets resulting from contractowners transactions	188,420	4,105,519	3,936,785	5,554,081	10,506,782	14,250,260

Net increase (decrease) in amount retained by AXA Equitable in Separate Account No. 70	13	183	148	85	335	314

Net Increase (Decrease) in Net Assets	3,433,659	2,367,218	6,612,377	4,335,115	25,975,745	7,210,333
Net Assets — Beginning of Year or Period	21,558,475	19,191,257	19,791,991	15,456,876	127,291,411	120,081,078

Net Assets — End of Year or Period	$24,992,134	$21,558,475	$26,404,368	$19,791,991	$153,267,156	$127,291,411

The accompanying notes are an integral part of these financial statements.

FSA-167

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

	LORD ABBETT SERIES FUND - GROWTH OPPORTUNITIES PORTFOLIO		MFS® INVESTORS TRUST SERIES		MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(69,082)	$(69,960)	$(114,888)	$(121,128)	$(173,990)	$(156,996)
Net realized gain (loss)	409,349	1,066,886	1,091,889	886,750	1,690,679	937,581
Net change in unrealized appreciation (depreciation) of investments	1,023,250	(1,146,071)	2,491,255	(1,601,280)	3,550,330	(851,299)

Net increase (decrease) in net assets resulting from operations	1,363,517	(149,145)	3,468,256	(835,658)	5,067,019	(70,714)

From Contractowners Transactions:
Payments received from contractowners	102,585	41,361	1,252,683	1,302,631	1,517,235	859,053
Transfers between Variable Investment Options including guaranteed interest account, net	(29,569)	(185,610)	(143,254)	(231,348)	1,668,455	(424,053)
Redemptions for contract benefits and terminations	(860,336)	(523,494)	(1,421,830)	(1,456,789)	(1,808,012)	(1,627,128)
Contract maintenance charges	(578)	(536)	(1,365)	(1,284)	(1,733)	(1,566)

Net increase (decrease) in net assets resulting from contractowners transactions	(787,898)	(668,279)	(313,766)	(386,790)	1,375,945	(1,193,694)

Net increase (decrease) in amount retained by AXA Equitable in Separate Account No. 70	—	—	—	—	8	—

Net Increase (Decrease) in Net Assets	575,619	(817,424)	3,154,490	(1,222,448)	6,442,972	(1,264,408)
Net Assets — Beginning of Year or Period	4,112,225	4,929,649	12,191,148	13,413,596	13,360,292	14,624,700

Net Assets — End of Year or Period	$4,687,844	$4,112,225	$15,345,638	$12,191,148	$19,803,264	$13,360,292

The accompanying notes are an integral part of these financial statements.

FSA-168

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

	MFS® RESEARCH SERIES		MFS® VALUE SERIES		MULTIMANAGER AGGRESSIVE EQUITY*
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(15,523)	$(18,558)	$258,581	$62,105	$(120,887)	$(237,372)
Net realized gain (loss)	309,326	327,611	1,577,051	2,108,494	2,704,267	3,498,561
Net change in unrealized appreciation (depreciation) of investments	450,515	(470,757)	5,643,365	(5,379,537)	2,408,380	(3,575,300)

Net increase (decrease) in net assets resulting from operations	744,318	(161,704)	7,478,997	(3,208,938)	4,991,760	(314,111)

From Contractowners Transactions:
Payments received from contractowners	317,839	487,594	4,825,104	5,784,722	1,244,555	836,847
Transfers between Variable Investment Options including guaranteed interest account, net	(280,011)	(35,100)	(259,988)	273,060	346,274	604,011
Redemptions for contract benefits and terminations	(151,467)	(38,785)	(1,850,310)	(1,036,678)	(1,060,551)	(1,204,532)
Contract maintenance charges	(184)	(85)	(2,836)	(1,313)	(274,575)	(268,340)

Net increase (decrease) in net assets resulting from contractowners transactions	(113,823)	413,624	2,711,970	5,019,791	255,703	(32,014)

Net increase (decrease) in amount retained by AXA Equitable in Separate Account No. 70	—	—	99	149	—	—

Net Increase (Decrease) in Net Assets	630,495	251,920	10,191,066	1,811,002	5,247,463	(346,125)
Net Assets — Beginning of Year or Period	2,581,809	2,329,889	25,658,982	23,847,980	15,804,189	16,150,314

Net Assets — End of Year or Period	$3,212,304	$2,581,809	$35,850,048	$25,658,982	$21,051,652	$15,804,189

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-169

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

	MULTIMANAGER CORE BOND*		MULTIMANAGER MID CAP GROWTH*		MULTIMANAGER MID CAP VALUE*
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$692,759	$1,359,282	$(321,940)	$(446,473)	$(5,329)	$(79,274)
Net realized gain (loss)	523,062	(1,568,608)	185,304	5,023,498	1,108,675	1,397,628
Net change in unrealized appreciation (depreciation) of investments	4,618,795	(2,038,212)	6,611,769	(7,397,940)	1,008,558	(2,859,285)

Net increase (decrease) in net assets resulting from operations	5,834,616	(2,247,538)	6,475,133	(2,820,915)	2,111,904	(1,540,931)

From Contractowners Transactions:
Payments received from contractowners	1,675,659	1,206,217	1,125,864	1,158,905	295,651	410,919
Transfers between Variable Investment Options including guaranteed interest account, net	7,800,097	(4,852,412)	(8,909,252)	11,475,253	337,616	(702,278)
Redemptions for contract benefits and terminations	(8,295,968)	(7,436,002)	(2,480,653)	(3,308,156)	(899,242)	(591,377)
Contract maintenance charges	(2,201,046)	(2,341,928)	(274,132)	(280,565)	(143,343)	(151,062)

Net increase (decrease) in net assets resulting from contractowners transactions	(1,021,258)	(13,424,125)	(10,538,173)	9,045,437	(409,318)	(1,033,798)

Net increase (decrease) in amount retained by AXA Equitable in Separate Account No. 70	(6)	—	—	196	—	—

Net Increase (Decrease) in Net Assets	4,813,352	(15,671,663)	(4,063,040)	6,224,718	1,702,586	(2,574,729)
Net Assets — Beginning of Year or Period	98,285,479	113,957,142	26,787,570	20,562,852	9,206,127	11,780,856

Net Assets — End of Year or Period	$103,098,831	$98,285,479	$22,724,530	$26,787,570	$10,908,713	$9,206,127

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-170

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

	MULTIMANAGER TECHNOLOGY*		NEUBERGER BERMAN INTERNATIONAL EQUITY PORTFOLIO		NEUBERGER BERMAN U.S. EQUITY INDEX PUTWRITE STRATEGY PORTFOLIO
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(706,650)	$(566,541)	$(45,544)	$(50,027)	$(31,267)	$(33,638)
Net realized gain (loss)	9,075,634	9,364,691	221,179	101,909	9,106	77,389
Net change in unrealized appreciation (depreciation) of investments	9,809,083	(9,682,364)	750,061	(858,981)	380,140	(257,234)

Net increase (decrease) in net assets resulting from operations	18,178,067	(884,214)	925,696	(807,099)	357,979	(213,483)

From Contractowners Transactions:
Payments received from contractowners	6,787,921	9,912,203	457,809	473,690	222,513	536,602
Transfers between Variable Investment Options including guaranteed interest account, net	575,026	3,838,019	(272,493)	264,525	28,274	52,447
Redemptions for contract benefits and terminations	(3,248,643)	(4,099,762)	(256,713)	(567,659)	(160,255)	(115,234)
Contract maintenance charges	(329,449)	(311,960)	(407)	(329)	(203)	(186)

Net increase (decrease) in net assets resulting from contractowners transactions	3,784,855	9,338,500	(71,804)	170,227	90,329	473,629

Net increase (decrease) in amount retained by AXA Equitable in Separate Account No. 70	153	265	(8)	—	—	10

Net Increase (Decrease) in Net Assets	21,963,075	8,454,551	853,884	(636,872)	448,308	260,156
Net Assets — Beginning of Year or Period	48,901,959	40,447,408	3,616,508	4,253,380	2,550,956	2,290,800

Net Assets — End of Year or Period	$70,865,034	$48,901,959	$4,470,392	$3,616,508	$2,999,264	$2,550,956

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-171

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

	PIMCO COMMODITYREALRETURN® STRATEGY PORTFOLIO		PIMCO EMERGING MARKETS BOND PORTFOLIO		PIMCO GLOBAL BOND OPPORTUNITIES PORTFOLIO (UNHEDGED)
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$473,013	$93,207	$519,856	$498,636	$54,913	$221,690
Net realized gain (loss)	(2,098,162)	(2,003,380)	(197,026)	(528,226)	(37,592)	11,511
Net change in unrealized appreciation (depreciation) of investments	3,114,277	(842,448)	1,848,871	(1,220,274)	198,897	(470,330)

Net increase (decrease) in net assets resulting from operations	1,489,128	(2,752,621)	2,171,701	(1,249,864)	216,218	(237,129)

From Contractowners Transactions:
Payments received from contractowners	1,366,161	1,643,239	551,653	728,883	1,141,449	920,264
Transfers between Variable Investment Options including guaranteed interest account, net	(302,084)	1,335,314	(99,548)	(901,861)	352,214	242,903
Redemptions for contract benefits and terminations	(1,804,828)	(1,694,305)	(2,364,890)	(1,840,632)	(308,030)	(171,535)
Contract maintenance charges	(1,803)	(1,935)	(1,988)	(1,977)	(305)	(103)

Net increase (decrease) in net assets resulting from contractowners transactions	(742,554)	1,282,313	(1,914,773)	(2,015,587)	1,185,328	991,529

Net increase (decrease) in amount retained by AXA Equitable in Separate Account No. 70	—	—	5	6	—	900

Net Increase (Decrease) in Net Assets	746,574	(1,470,308)	256,933	(3,265,445)	1,401,546	755,300
Net Assets — Beginning of Year or Period	15,424,210	16,894,518	17,188,372	20,453,817	4,062,179	3,306,879

Net Assets — End of Year or Period	$16,170,784	$15,424,210	$17,445,305	$17,188,372	$5,463,725	$4,062,179

The accompanying notes are an integral part of these financial statements.

FSA-172

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

	PIMCO GLOBAL MANAGED ASSET ALLOCATION PORTFOLIO		PIMCO INCOME PORTFOLIO(a)		PROFUND VP BEAR
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$21,781	$5,612	$110,577	$718	$(1,252)	$(2,098)
Net realized gain (loss)	2,733	153,169	11,726	1,744	(61,744)	1,102
Net change in unrealized appreciation (depreciation) of investments	267,741	(270,369)	163,758	(120)	30,242	4,664

Net increase (decrease) in net assets resulting from operations	292,255	(111,588)	286,061	2,342	(32,754)	3,668

From Contractowners Transactions:
Payments received from contractowners	1,207,393	303,207	9,133,183	347,762	157,773	1,059
Transfers between Variable Investment Options including guaranteed interest account, net	(13,022)	(162,694)	3,467,370	67,222	(233,769)	78,498
Redemptions for contract benefits and terminations	(144,612)	(58,798)	(513,729)	(2,712)	(25,971)	(5,603)
Contract maintenance charges	(52)	(13)	(40)	—	(105)	(103)

Net increase (decrease) in net assets resulting from contractowners transactions	1,049,707	81,702	12,086,784	412,272	(102,072)	73,851

Net increase (decrease) in amount retained by AXA Equitable in Separate Account No. 70	88	27	738	18	10	(10)

Net Increase (Decrease) in Net Assets	1,342,050	(29,859)	12,373,583	414,632	(134,816)	77,509
Net Assets — Beginning of Year or Period	1,476,224	1,506,083	414,632	—	200,435	122,926

Net Assets — End of Year or Period	$2,818,274	$1,476,224	$12,788,215	$414,632	$65,619	$200,435

The accompanying notes are an integral part of these financial statements.

(a)	Units were made available on October 22, 2018.

FSA-173

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

	PROFUND VP BIOTECHNOLOGY		PUTNAM VT DIVERSIFIED INCOME FUND		PUTNAM VT GLOBAL ASSET ALLOCATION FUND
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(575,017)	$(670,599)	$434,405	$211,387	$13,229	$24,614
Net realized gain (loss)	522,320	1,012,738	5,202	335,524	134,686	330,731
Net change in unrealized appreciation (depreciation) of investments	5,622,015	(3,948,048)	1,763,010	(1,116,597)	504,554	(752,358)

Net increase (decrease) in net assets resulting from operations	5,569,318	(3,605,909)	2,202,617	(569,686)	652,469	(397,013)

From Contractowners Transactions:
Payments received from contractowners	1,328,441	2,052,029	5,114,137	6,464,350	324,355	944,394
Transfers between Variable Investment Options including guaranteed interest account, net	(1,783,663)	(1,886,995)	4,150,287	6,285,081	104,584	(433,589)
Redemptions for contract benefits and terminations	(4,367,575)	(4,115,957)	(1,278,457)	(3,435,874)	(535,707)	(266,942)
Contract maintenance charges	(5,061)	(5,593)	(1,313)	(692)	(175)	(64)

Net increase (decrease) in net assets resulting from contractowners transactions	(4,827,858)	(3,956,516)	7,984,654	9,312,865	(106,943)	243,799

Net increase (decrease) in amount retained by AXA Equitable in Separate Account No. 70	—	—	273	312	(6)	7

Net Increase (Decrease) in Net Assets	741,460	(7,562,425)	10,187,544	8,743,491	545,520	(153,207)
Net Assets — Beginning of Year or Period	40,884,703	48,447,128	19,123,957	10,380,466	4,154,899	4,308,106

Net Assets — End of Year or Period	$41,626,163	$40,884,703	$29,311,501	$19,123,957	$4,700,419	$4,154,899

The accompanying notes are an integral part of these financial statements.

FSA-174

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

	PUTNAM VT MULTI- ASSET ABSOLUTE RETURN FUND		PUTNAM VT RESEARCH FUND		QS LEGG MASON DYNAMIC MULTI- STRATEGY VIT PORTFOLIO
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(30,799)	$(20,755)	$(786)	$(8,222)	$33,364	$8,585
Net realized gain (loss)	(37,585)	79,077	165,517	16,510	(3,111)	(5,952)
Net change in unrealized appreciation (depreciation) of investments	161,987	(294,648)	235,941	(89,476)	458,502	(325,224)

Net increase (decrease) in net assets resulting from operations	93,603	(236,326)	400,672	(81,188)	488,755	(322,591)

From Contractowners Transactions:
Payments received from contractowners	817,391	323,161	186,894	216,612	568,271	168,673
Transfers between Variable Investment Options including guaranteed interest account, net	(790,060)	(91,211)	240,776	537,643	(17,658)	(50,667)
Redemptions for contract benefits and terminations	(243,970)	(183,103)	(41,007)	(10,777)	(222,666)	(176,521)
Contract maintenance charges	(255)	(158)	(57)	(8)	(585)	(632)

Net increase (decrease) in net assets resulting from contractowners transactions	(216,894)	48,689	386,606	743,470	327,362	(59,147)

Net increase (decrease) in amount retained by AXA Equitable in Separate Account No. 70	—	(14)	23	21	7	—

Net Increase (Decrease) in Net Assets	(123,291)	(187,651)	787,301	662,303	816,124	(381,738)
Net Assets — Beginning of Year or Period	2,427,275	2,614,926	1,128,261	465,958	3,428,897	3,810,635

Net Assets — End of Year or Period	$2,303,984	$2,427,275	$1,915,562	$1,128,261	$4,245,021	$3,428,897

The accompanying notes are an integral part of these financial statements.

FSA-175

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

	SEI VP BALANCED STRATEGY FUND		SEI VP CONSERVATIVE STRATEGY FUND		SEI VP MARKET GROWTH STRATEGY FUND
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$126,678	$77,648	$107,386	$34,213	$98,712	$54,898
Net realized gain (loss)	303,843	128,068	125,174	224,444	181,308	68,700
Net change in unrealized appreciation (depreciation) of investments	757,199	(948,943)	583,490	(662,028)	816,288	(840,610)

Net increase (decrease) in net assets resulting from operations	1,187,720	(743,227)	816,050	(403,371)	1,096,308	(717,012)

From Contractowners Transactions:
Payments received from contractowners	40,732	963,195	248,416	1,527,103	98,233	434,334
Transfers between Variable Investment Options including guaranteed interest account, net	(130,937)	(105,508)	82,864	(562,901)	(877,152)	(54,694)
Redemptions for contract benefits and terminations	(2,332,581)	(664,666)	(1,839,576)	(1,305,020)	(484,765)	(413,908)
Contract maintenance charges	(316)	(186)	(281)	(252)	(308)	(181)

Net increase (decrease) in net assets resulting from contractowners transactions	(2,423,102)	192,835	(1,508,577)	(341,070)	(1,263,992)	(34,449)

Net Increase (Decrease) in Net Assets	(1,235,382)	(550,392)	(692,527)	(744,441)	(167,684)	(751,461)
Net Assets — Beginning of Year or Period	8,526,670	9,077,062	11,040,010	11,784,451	6,916,097	7,667,558

Net Assets — End of Year or Period	$7,291,288	$8,526,670	$10,347,483	$11,040,010	$6,748,413	$6,916,097

The accompanying notes are an integral part of these financial statements.

FSA-176

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

	SEI VP MARKET PLUS STRATEGY FUND		SEI VP MODERATE STRATEGY FUND		T. ROWE PRICE EQUITY INCOME PORTFOLIO
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$23,237	$21,347	$141,127	$60,657	$135,950	$73,461
Net realized gain (loss)	235,586	23,170	286,676	278,901	805,071	1,064,674
Net change in unrealized appreciation (depreciation) of investments	178,612	(386,224)	585,964	(792,852)	1,990,070	(2,351,399)

Net increase (decrease) in net assets resulting from operations	437,435	(341,707)	1,013,767	(453,294)	2,931,091	(1,213,264)

From Contractowners Transactions:
Payments received from contractowners	300,571	920,772	181,716	1,457,558	3,693,043	3,988,470
Transfers between Variable Investment Options including guaranteed interest account, net	(1,013,481)	207,526	(322,091)	(72,776)	116,023	679,338
Redemptions for contract benefits and terminations	(177,101)	(255,184)	(894,557)	(680,607)	(870,817)	(437,591)
Contract maintenance charges	(111)	(54)	(518)	(434)	(543)	(217)

Net increase (decrease) in net assets resulting from contractowners transactions	(890,122)	873,060	(1,035,450)	703,741	2,937,706	4,230,000

Net increase (decrease) in amount retained by AXA Equitable in Separate Account No. 70	(9)	9	—	—	97	142

Net Increase (Decrease) in Net Assets	(452,696)	531,362	(21,683)	250,447	5,868,894	3,016,878
Net Assets — Beginning of Year or Period	2,603,770	2,072,408	8,699,299	8,448,852	10,746,281	7,729,403

Net Assets — End of Year or Period	$2,151,074	$2,603,770	$8,677,616	$8,699,299	$16,615,175	$10,746,281

The accompanying notes are an integral part of these financial statements.

FSA-177

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

	TEMPLETON DEVELOPING MARKETS VIP FUND		TEMPLETON FOREIGN VIP FUND		TEMPLETON GLOBAL BOND VIP FUND
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(51,783)	$(77,047)	$20,682	$97,780	$7,435,077	$(1,838,662)
Net realized gain (loss)	570,145	707,594	(204,893)	(94,940)	(2,272,527)	(2,231,393)
Net change in unrealized appreciation (depreciation) of investments	2,247,743	(3,232,819)	830,590	(1,358,189)	(4,304,971)	4,812,908

Net increase (decrease) in net assets resulting from operations	2,766,105	(2,602,272)	646,379	(1,355,349)	857,579	742,853

From Contractowners Transactions:
Payments received from contractowners	455,977	852,732	54,599	242,393	8,553,200	8,842,225
Transfers between Variable Investment Options including guaranteed interest account, net	(259,234)	583,410	(213,244)	(249,373)	(2,205,766)	(2,459,985)
Redemptions for contract benefits and terminations	(1,247,885)	(1,281,870)	(706,678)	(923,208)	(13,811,756)	(11,168,893)
Contract maintenance charges	(1,566)	(1,655)	(691)	(855)	(14,326)	(14,714)

Net increase (decrease) in net assets resulting from contractowners transactions	(1,052,708)	152,617	(866,014)	(931,043)	(7,478,648)	(4,801,367)

Net Increase (Decrease) in Net Assets	1,713,397	(2,449,655)	(219,635)	(2,286,392)	(6,621,069)	(4,058,514)
Net Assets — Beginning of Year or Period	11,726,532	14,176,187	6,348,011	8,634,403	130,389,748	134,448,262

Net Assets — End of Year or Period	$13,439,929	$11,726,532	$6,128,376	$6,348,011	$123,768,679	$130,389,748

The accompanying notes are an integral part of these financial statements.

FSA-178

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

	TEMPLETON GROWTH VIP FUND		VANECK VIP GLOBAL HARD ASSETS FUND		VANECK VIP UNCONSTRAINED EMERGING MARKETS BOND FUND
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$17,323	$9,998	$(229,123)	$(324,324)	$(8,139)	$56,552
Net realized gain (loss)	162,996	228,914	(1,425,318)	(718,721)	18,497	11,926
Net change in unrealized appreciation (depreciation) of investments	(9,549)	(508,348)	3,251,343	(6,116,674)	94,993	(141,080)

Net increase (decrease) in net assets resulting from operations	170,770	(269,436)	1,596,902	(7,159,719)	105,351	(72,602)

From Contractowners Transactions:
Payments received from contractowners	5,296	6,060	486,080	1,053,190	122,622	151,593
Transfers between Variable Investment Options including guaranteed interest account, net	(20,599)	(8,853)	(583,155)	(1,066,561)	(143,042)	30,000
Redemptions for contract benefits and terminations	(242,469)	(307,837)	(2,033,924)	(2,059,341)	(102,158)	(54,886)
Contract maintenance charges	(162)	(194)	(2,490)	(3,254)	(38)	(20)

Net increase (decrease) in net assets resulting from contractowners transactions	(257,934)	(310,824)	(2,133,489)	(2,075,966)	(122,616)	126,687

Net increase (decrease) in amount retained by AXA Equitable in Separate Account No. 70	—	—	—	—	—	58

Net Increase (Decrease) in Net Assets	(87,164)	(580,260)	(536,587)	(9,235,685)	(17,265)	54,143
Net Assets — Beginning of Year or Period	1,380,903	1,961,163	16,814,754	26,050,439	994,180	940,037

Net Assets — End of Year or Period	$1,293,739	$1,380,903	$16,278,167	$16,814,754	$976,915	$994,180

The accompanying notes are an integral part of these financial statements.

FSA-179

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

The change in units outstanding for the years or periods ended December 31, 2019 and 2018 were as follows:

		2019			2018
	Share Class**	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease) (000’s)	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease) (000’s)

1290 VT CONVERTIBLE SECURITIES	IB	57	(65)	(8)	177	(60)	117

1290 VT DOUBLELINE DYNAMIC ALLOCATION	IB	186	(141)	45	62	(126)	(64)

1290 VT DOUBLELINE OPPORTUNISTIC BOND	IB	845	(418)	427	615	(265)	350

1290 VT ENERGY	IB	115	(107)	8	130	(107)	23

1290 VT EQUITY INCOME	IA	56	(143)	(87)	44	(146)	(102)
1290 VT EQUITY INCOME	IB	173	(297)	(124)	82	(325)	(243)

1290 VT GAMCO MERGERS & ACQUISITIONS	IA	57	(132)	(75)	76	(124)	(48)
1290 VT GAMCO MERGERS & ACQUISITIONS	IB	128	(74)	54	133	(42)	91

1290 VT GAMCO SMALL COMPANY VALUE	IA	273	(937)	(664)	432	(844)	(412)
1290 VT GAMCO SMALL COMPANY VALUE	IB	744	(365)	379	897	(251)	646

1290 VT HIGH YIELD BOND	IB	594	(239)	355	347	(269)	78

1290 VT LOW VOLATILITY GLOBAL EQUITY	IB	122	(133)	(11)	102	(25)	77

1290 VT MICRO CAP	IB	87	(15)	72	8	—	8

1290 VT MODERATE GROWTH ALLOCATION	IB	1,725	(6)	1,719	—	—	—

1290 VT MULTI-ALTERNATIVE STRATEGIES	IB	51	(2)	49	1	—	1

1290 VT NATURAL RESOURCES	IB	245	(174)	71	181	(122)	59

1290 VT REAL ESTATE	IB	296	(187)	109	125	(156)	(31)

1290 VT SMALL CAP VALUE	IB	187	(37)	150	13	—	13

1290 VT SMARTBETA EQUITY	IB	189	(132)	57	112	(21)	91

1290 VT SOCIALLY RESPONSIBLE	IB	143	(42)	101	227	(40)	187

7TWELVETM BALANCED PORTFOLIO	CLASS 4	71	(787)	(716)	286	(1,136)	(850)

AB VPS BALANCED WEALTH STRATEGY PORTFOLIO	CLASS B	4	(77)	(73)	12	(42)	(30)

AB VPS GLOBAL THEMATIC GROWTH PORTFOLIO	CLASS B	35	(19)	16	48	(22)	26

AB VPS GROWTH AND INCOME PORTFOLIO	CLASS B	462	(175)	287	491	(57)	434

The accompanying notes are an integral part of these financial statements.

FSA-180

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

		2019			2018
	Share Class**	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease) (000’s)	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease) (000’s)

AB VPS INTERNATIONAL GROWTH PORTFOLIO	CLASS B	30	(120)	(90)	96	(160)	(64)

AB VPS SMALL/MID CAP VALUE PORTFOLIO	CLASS B	141	(63)	78	147	(62)	85

ALL ASSET GROWTH-ALT 20	IA	39	(246)	(207)	92	(173)	(81)
ALL ASSET GROWTH-ALT 20	IB	114	(170)	(56)	142	(150)	(8)

ALPS | RED ROCKS LISTED PRIVATE EQUITY PORTFOLIO	CLASS III	64	(69)	(5)	142	(50)	92

AMERICAN CENTURY VP INFLATION PROTECTION FUND	CLASS II	163	(140)	23	253	(63)	190

AMERICAN CENTURY VP LARGE COMPANY VALUE	CLASS II	14	(19)	(5)	4	(29)	(25)

AMERICAN FUNDS INSURANCE SERIES® ASSET ALLOCATION FUNDSM	CLASS 4	1,561	(568)	993	2,357	(469)	1,888

AMERICAN FUNDS INSURANCE SERIES® BOND FUNDSM	CLASS 4	725	(639)	86	353	(876)	(523)

AMERICAN FUNDS INSURANCE SERIES® GLOBAL GROWTH FUNDSM	CLASS 4	338	(159)	179	552	(219)	333

AMERICAN FUNDS INSURANCE SERIES® GLOBAL SMALL CAPITALIZATION FUNDSM	CLASS 4	257	(242)	15	306	(118)	188

AMERICAN FUNDS INSURANCE SERIES® GROWTH-INCOME FUNDSM	CLASS 4	504	(178)	326	711	(117)	594

AMERICAN FUNDS INSURANCE SERIES® INTERNATIONAL GROWTH AND INCOME FUNDSM	CLASS 4	240	(116)	124	255	(46)	209

AMERICAN FUNDS INSURANCE SERIES® MANAGED RISK ASSET ALLOCATION FUNDSM	CLASS P-2	69	(90)	(21)	65	(118)	(53)

AMERICAN FUNDS INSURANCE SERIES® NEW WORLD FUND®	CLASS 4	797	(707)	90	1,053	(427)	626

BLACKROCK GLOBAL ALLOCATION V.I. FUND	CLASS III	412	(1,354)	(942)	993	(1,487)	(494)

BLACKROCK LARGE CAP FOCUS GROWTH V.I. FUND	CLASS III	305	(553)	(248)	759	(316)	443

CHARTERSM AGGRESSIVE GROWTH	B	669	(128)	541	263	(143)	120

CHARTERSM CONSERVATIVE	B	1,358	(626)	732	746	(557)	189

CHARTERSM GROWTH	B	1,045	(222)	823	332	(84)	248

CHARTERSM MODERATE	B	787	(505)	282	469	(362)	107

CHARTERSM MODERATE GROWTH	B	528	(303)	225	927	(359)	568

CHARTERSM MULTI-SECTOR BOND	B	34	(37)	(3)	8	(36)	(28)

The accompanying notes are an integral part of these financial statements.

FSA-181

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

		2019			2018
	Share Class**	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease) (000’s)	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease) (000’s)

CHARTERSM SMALL CAP GROWTH	B	234	(226)	8	249	(304)	(55)

CHARTERSM SMALL CAP VALUE	B	167	(332)	(165)	400	(237)	163

CLEARBRIDGE VARIABLE AGGRESSIVE GROWTH PORTFOLIO	CLASS II	181	(491)	(310)	337	(503)	(166)

CLEARBRIDGE VARIABLE APPRECIATION PORTFOLIO	CLASS II	162	(72)	90	187	(75)	112

CLEARBRIDGE VARIABLE DIVIDEND STRATEGY PORTFOLIO	CLASS II	623	(277)	346	537	(268)	269

CLEARBRIDGE VARIABLE MID CAP PORTFOLIO	CLASS II	39	(24)	15	47	(16)	31

DELAWARE VIP® DIVERSIFIED INCOME SERIES	SERVICE CLASS	526	(274)	252	349	(188)	161

DELAWARE VIP® EMERGING MARKETS SERIES	SERVICE CLASS	242	(106)	136	229	(57)	172

DELAWARE VIP® LIMITED-TERM DIVERSIFIED INCOME SERIES	SERVICE CLASS	300	(183)	117	263	(284)	(21)

EATON VANCE VT FLOATING-RATE INCOME FUND	INITIAL CLASS	1,067	(783)	284	2,263	(522)	1,741

EQ/400 MANAGED VOLATILITY	IB	193	(497)	(304)	166	(668)	(502)

EQ/500 MANAGED VOLATILITY	IB	454	(1,320)	(866)	333	(1,615)	(1,282)

EQ/2000 MANAGED VOLATILITY	IB	245	(516)	(271)	329	(685)	(356)

EQ/AB DYNAMIC AGGRESSIVE GROWTH	IB	9,370	(171)	9,199	8,949	(67)	8,882

EQ/AB DYNAMIC GROWTH	IB	6,828	(1,108)	5,720	12,333	(1,247)	11,086

EQ/AB DYNAMIC MODERATE GROWTH	IB	21,169	(23,658)	(2,489)	12,169	(30,632)	(18,463)

EQ/AB SHORT DURATION GOVERNMENT BOND	IB	478	(172)	306	169	(51)	118

EQ/AB SMALL CAP GROWTH	IA	254	(338)	(84)	249	(359)	(110)
EQ/AB SMALL CAP GROWTH	IB	481	(201)	280	419	(183)	236

EQ/AGGRESSIVE ALLOCATION	A	43	(196)	(153)	55	(103)	(48)
EQ/AGGRESSIVE ALLOCATION	B	217	(146)	71	320	(169)	151

EQ/AGGRESSIVE GROWTH STRATEGY	IB	25,920	(16,387)	9,533	29,016	(18,742)	10,274

EQ/AMERICAN CENTURY MID CAP VALUE	IB	650	(698)	(48)	7,023	(135)	6,888

EQ/AMERICAN CENTURY MODERATE GROWTH ALLOCATION	IB	2,380	(130)	2,250	—	—	—

EQ/AXA INVESTMENT MANAGERS MODERATE ALLOCATION	IB	766	(19)	747	—	—	—

The accompanying notes are an integral part of these financial statements.

FSA-182

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

		2019			2018
	Share Class**	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease) (000’s)	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease) (000’s)

EQ/BALANCED STRATEGY	IB	19,211	(20,237)	(1,026)	12,875	(26,338)	(13,463)

EQ/BLACKROCK BASIC VALUE EQUITY	IA	234	(687)	(453)	318	(812)	(494)
EQ/BLACKROCK BASIC VALUE EQUITY	IB	384	(228)	156	422	(127)	295

EQ/CAPITAL GUARDIAN RESEARCH	IA	22	(106)	(84)	27	(84)	(57)
EQ/CAPITAL GUARDIAN RESEARCH	IB	18	(35)	(17)	12	(55)	(43)

EQ/CLEARBRIDGE LARGE CAP GROWTH	IB	360	(584)	(224)	276	(666)	(390)

EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY	IA	105	(30)	75	97	(11)	86
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY	IB	17	(28)	(11)	12	(22)	(10)

EQ/COMMON STOCK INDEX	IA	292	(178)	114	271	(173)	98
EQ/COMMON STOCK INDEX	IB	301	(182)	119	587	(122)	465

EQ/CONSERVATIVE GROWTH STRATEGY	IB	14,942	(12,480)	2,462	7,526	(17,839)	(10,313)

EQ/CONSERVATIVE STRATEGY	IB	17,933	(14,096)	3,837	10,641	(20,183)	(9,542)

EQ/CORE BOND INDEX	IB	3,868	(4,617)	(749)	2,744	(5,547)	(2,803)

EQ/EMERGING MARKETS EQUITY PLUS	IB	172	(180)	(8)	407	(279)	128

EQ/EQUITY 500 INDEX	IA	1,027	(991)	36	1,201	(985)	216
EQ/EQUITY 500 INDEX	IB	2,393	(625)	1,768	2,260	(500)	1,760

EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP	IB	356	(1,110)	(754)	8,234	(218)	8,016

EQ/FIRST TRUST MODERATE GROWTH ALLOCATION	IB	2,208	(56)	2,152	—	—	—

EQ/FRANKLIN BALANCED MANAGED VOLATILITY	IA	49	(102)	(53)	57	(802)	(745)
EQ/FRANKLIN BALANCED MANAGED VOLATILITY	IB	74	(54)	20	51	(71)	(20)

EQ/FRANKLIN RISING DIVIDENDS	IB	744	(499)	245	5,289	(135)	5,154

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY	IA	6	(22)	(16)	3	(35)	(32)
EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY	IB	60	(72)	(12)	46	(115)	(69)

EQ/FRANKLIN STRATEGIC INCOME	IB	410	(523)	(113)	4,541	(119)	4,422

EQ/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY	IA	7	(85)	(78)	24	(98)	(74)
EQ/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY	IB	48	(85)	(37)	24	(78)	(54)

EQ/GLOBAL BOND PLUS	IA	20	(101)	(81)	47	(88)	(41)
EQ/GLOBAL BOND PLUS	IB	83	(88)	(5)	36	(107)	(71)

The accompanying notes are an integral part of these financial statements.

FSA-183

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

		2019			2018
	Share Class**	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease) (000’s)	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease) (000’s)

EQ/GLOBAL EQUITY MANAGED VOLATILITY	IA	14	(63)	(49)	13	(65)	(52)
EQ/GLOBAL EQUITY MANAGED VOLATILITY	IB	29	(44)	(15)	21	(83)	(62)

EQ/GOLDMAN SACHS GROWTH ALLOCATION	IB	5,963	(78)	5,885	—	—	—

EQ/GOLDMAN SACHS MID CAP VALUE	IB	60	(186)	(126)	1,286	(35)	1,251

EQ/GOLDMAN SACHS MODERATE GROWTH ALLOCATION	IB	7,009	(684)	6,325	8,560	(724)	7,836

EQ/GROWTH STRATEGY	IB	22,394	(19,964)	2,430	21,682	(22,835)	(1,153)

EQ/INTERMEDIATE GOVERNMENT BOND	IB	2,564	(2,763)	(199)	1,555	(2,645)	(1,090)

EQ/INTERNATIONAL CORE MANAGED VOLATILITY	IA	54	(89)	(35)	52	(49)	3
EQ/INTERNATIONAL CORE MANAGED VOLATILITY	IB	119	(108)	11	84	(138)	(54)

EQ/INTERNATIONAL EQUITY INDEX	IA	216	(372)	(156)	460	(404)	56
EQ/INTERNATIONAL EQUITY INDEX	IB	418	(213)	205	576	(465)	111

EQ/INTERNATIONAL MANAGED VOLATILITY	IB	334	(1,446)	(1,112)	647	(1,450)	(803)

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	IA	13	(41)	(28)	6	(50)	(44)

EQ/INVESCO COMSTOCK	IA	315	(284)	31	612	(188)	424
EQ/INVESCO COMSTOCK	IB	63	(83)	(20)	36	(118)	(82)

EQ/INVESCO GLOBAL REAL ESTATE	IB	335	(684)	(349)	4,742	(151)	4,591

EQ/INVESCO INTERNATIONAL GROWTH	IB	227	(536)	(309)	3,604	(113)	3,491

EQ/INVESCO MODERATE ALLOCATION	IB	2,524	(616)	1,908	4,124	(553)	3,571

EQ/INVESCO MODERATE GROWTH ALLOCATION	IB	2,661	(6)	2,655	—	—	—

EQ/JANUS ENTERPRISE	IA	206	(251)	(45)	234	(235)	(1)
EQ/JANUS ENTERPRISE	IB	319	(209)	110	272	(174)	98

EQ/JPMORGAN GROWTH ALLOCATION	IB	7,984	(63)	7,921	7,302	(60)	7,242

EQ/JPMORGAN VALUE OPPORTUNITIES	IA	79	(142)	(63)	93	(111)	(18)
EQ/JPMORGAN VALUE OPPORTUNITIES	IB	553	(91)	462	73	(78)	(5)

EQ/LARGE CAP CORE MANAGED VOLATILITY	IB	35	(70)	(35)	17	(103)	(86)

EQ/LARGE CAP GROWTH INDEX	IA	575	(303)	272	252	(236)	16
EQ/LARGE CAP GROWTH INDEX	IB	417	(237)	180	530	(224)	306

The accompanying notes are an integral part of these financial statements.

FSA-184

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

		2019			2018
	Share Class**	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease) (000’s)	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease) (000’s)

EQ/LARGE CAP GROWTH MANAGED VOLATILITY	IA	7	(30)	(23)	35	(74)	(39)
EQ/LARGE CAP GROWTH MANAGED VOLATILITY	IB	62	(106)	(44)	52	(150)	(98)

EQ/LARGE CAP VALUE INDEX	IA	486	(231)	255	183	(205)	(22)
EQ/LARGE CAP VALUE INDEX	IB	420	(158)	262	386	(98)	288

EQ/LARGE CAP VALUE MANAGED VOLATILITY	IA	45	(68)	(23)	63	(71)	(8)
EQ/LARGE CAP VALUE MANAGED VOLATILITY	IB	87	(99)	(12)	47	(174)	(127)

EQ/LAZARD EMERGING MARKETS EQUITY	IB	693	(1,207)	(514)	8,039	(208)	7,831

EQ/LEGG MASON GROWTH ALLOCATION	IB	2,165	(33)	2,132	—	—	—

EQ/LEGG MASON MODERATE ALLOCATION	IB	2,478	(598)	1,880	4,887	(216)	4,671

EQ/LOOMIS SAYLES GROWTH	IA	215	(338)	(123)	378	(254)	124
EQ/LOOMIS SAYLES GROWTH	IB	355	(224)	131	554	(248)	306

EQ/MFS INTERNATIONAL GROWTH	IA	379	(271)	108	570	(211)	359
EQ/MFS INTERNATIONAL GROWTH	IB	670	(266)	404	517	(197)	320

EQ/MFS INTERNATIONAL VALUE	IB	832	(1,554)	(722)	13,868	(375)	13,493

EQ/MFS MID CAP FOCUSED GROWTH	IB	335	(321)	14	2,395	(49)	2,346

EQ/MFS TECHNOLOGY	IB	475	(244)	231	1,144	(76)	1,068

EQ/MFS UTILITIES SERIES	IB	439	(441)	(2)	3,148	(100)	3,048

EQ/MID CAP INDEX	IA	212	(304)	(92)	493	(499)	(6)
EQ/MID CAP INDEX	IB	610	(259)	351	682	(169)	513

EQ/MID CAP VALUE MANAGED VOLATILITY	IA	28	(32)	(4)	42	(30)	12
EQ/MID CAP VALUE MANAGED VOLATILITY	IB	33	(47)	(14)	19	(94)	(75)

EQ/MODERATE ALLOCATION	A	522	(1,107)	(585)	887	(850)	37
EQ/MODERATE ALLOCATION	B	1,471	(432)	1,039	1,663	(398)	1,265

EQ/MODERATE GROWTH STRATEGY	IB	22,887	(40,048)	(17,161)	19,854	(43,671)	(23,817)

EQ/MODERATE-PLUS ALLOCATION	A	78	(422)	(344)	137	(306)	(169)
EQ/MODERATE-PLUS ALLOCATION	B	842	(246)	596	876	(289)	587

The accompanying notes are an integral part of these financial statements.

FSA-185

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

		2019			2018
	Share Class**	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease) (000’s)	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease) (000’s)

EQ/MONEY MARKET	IA	7,593	(6,444)	1,149	5,707	(5,736)	(29)
EQ/MONEY MARKET	IB	11,921	(10,481)	1,440	9,697	(9,868)	(171)

EQ/OPPENHEIMER GLOBAL	IA	223	(423)	(200)	563	(849)	(286)
EQ/OPPENHEIMER GLOBAL	IB	386	(242)	144	614	(177)	437

EQ/PIMCO GLOBAL REAL RETURN	IB	603	(420)	183	709	(291)	418

EQ/PIMCO REAL RETURN	IB	223	(744)	(521)	4,511	(146)	4,365

EQ/PIMCO TOTAL RETURN	IB	3,053	(1,802)	1,251	14,893	(372)	14,521

EQ/PIMCO ULTRA SHORT BOND	IA	609	(778)	(169)	856	(563)	293
EQ/PIMCO ULTRA SHORT BOND	IB	746	(780)	(34)	1,051	(135)	916

EQ/QUALITY BOND PLUS	IB	705	(819)	(114)	659	(867)	(208)

EQ/SCIENCE AND TECHNOLOGY	IB	503	(499)	4	3,841	(61)	3,780

EQ/SMALL COMPANY INDEX	IA	195	(498)	(303)	496	(255)	241
EQ/SMALL COMPANY INDEX	IB	480	(191)	289	467	(346)	121

EQ/T. ROWE PRICE GROWTH STOCK	IA	787	(548)	239	771	(901)	(130)
EQ/T. ROWE PRICE GROWTH STOCK	IB	1,072	(431)	641	1,289	(462)	827

EQ/T. ROWE PRICE HEALTH SCIENCES	IB	654	(706)	(52)	5,415	(112)	5,303

EQ/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY	IA	2	(31)	(29)	3	(28)	(25)
EQ/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY	IB	221	(229)	(8)	108	(251)	(143)

EQ/UBS GROWTH & INCOME	IB	117	(219)	(102)	45	(184)	(139)

EQ/ULTRA CONSERVATIVE STRATEGY	IB	65,147	(129,348)	(64,201)	105,796	(9,634)	96,162

EQ/WELLINGTON ENERGY	IB	553	(599)	(46)	3,398	(150)	3,248

FEDERATED HIGH INCOME BOND FUND II	SERVICE CLASS	653	(293)	360	639	(453)	186

FEDERATED KAUFMANN FUND II	SERVICE CLASS	466	(151)	315	423	(63)	360

FIDELITY® VIP ASSET MANAGER: GROWTH PORTFOLIO	SERVICE CLASS 2	5	(7)	(2)	4	(19)	(15)

FIDELITY® VIP FREEDOM 2015 PORTFOLIO	SERVICE CLASS 2	9	(3)	6	—	(36)	(36)

FIDELITY® VIP FREEDOM 2020 PORTFOLIO	SERVICE CLASS 2	2	(19)	(17)	21	(5)	16

The accompanying notes are an integral part of these financial statements.

FSA-186

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

		2019			2018
	Share Class**	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease) (000’s)	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease) (000’s)

FIDELITY® VIP FREEDOM 2025 PORTFOLIO	SERVICE CLASS 2	5	(16)	(11)	21	(5)	16

FIDELITY® VIP FREEDOM 2030 PORTFOLIO	SERVICE CLASS 2	19	(14)	5	9	(15)	(6)

FIDELITY® VIP MID CAP PORTFOLIO	SERVICE CLASS 2	549	(507)	42	544	(444)	100

FIDELITY® VIP STRATEGIC INCOME PORTFOLIO	SERVICE CLASS 2	2,371	(1,075)	1,296	2,260	(1,035)	1,225

FIRST TRUST MULTI INCOME ALLOCATION PORTFOLIO	CLASS I	188	(65)	123	119	(91)	28

FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO	CLASS I	1,089	(570)	519	632	(647)	(15)

FRANKLIN ALLOCATION VIP FUND	CLASS 2	186	(966)	(780)	935	(153)	782

FRANKLIN INCOME VIP FUND	CLASS 2	1,373	(925)	448	791	(730)	61

FRANKLIN MUTUAL SHARES VIP FUND	CLASS 2	92	(129)	(37)	66	(176)	(110)

GUGGENHEIM VIF GLOBAL MANAGED FUTURES STRATEGY FUND	COMMON SHARES	183	(210)	(27)	90	(66)	24

GUGGENHEIM VIF MULTI-HEDGE STRATEGIES FUND	COMMON SHARES	3	(14)	(11)	2	(4)	(2)

HARTFORD CAPITAL APPRECIATION HLS FUND	IC	123	(202)	(79)	229	(170)	59

HARTFORD GROWTH OPPORTUNITIES HLS FUND	IC	669	(315)	354	515	(304)	211

INVESCO V.I. AMERICAN FRANCHISE FUND	SERIES II	2	(7)	(5)	5	(3)	2

INVESCO V.I. BALANCED-RISK ALLOCATION FUND	SERIES II	262	(154)	108	191	(199)	(8)

INVESCO V.I. DIVERSIFIED DIVIDEND FUND	SERIES II	170	(501)	(331)	219	(717)	(498)

INVESCO V.I. EQUITY AND INCOME FUND	SERIES II	195	(78)	117	255	(80)	175

INVESCO V.I. HEALTH CARE FUND	SERIES II	183	(109)	74	165	(63)	102

INVESCO V.I. HIGH YIELD FUND	SERIES II	1,327	(970)	357	1,102	(1,138)	(36)

INVESCO V.I. MID CAP CORE EQUITY FUND	SERIES II	34	(88)	(54)	49	(67)	(18)

INVESCO V.I. SMALL CAP EQUITY FUND	SERIES II	224	(148)	76	231	(87)	144

IVY VIP ASSET STRATEGY	CLASS II	139	(472)	(333)	229	(355)	(126)

IVY VIP GLOBAL EQUITY INCOME	CLASS II	18	(139)	(121)	26	(114)	(88)

IVY VIP HIGH INCOME	CLASS II	377	(855)	(478)	528	(911)	(383)

IVY VIP NATURAL RESOURCES	CLASS II	55	(225)	(170)	133	(298)	(165)

The accompanying notes are an integral part of these financial statements.

FSA-187

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

		2019			2018
	Share Class**	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease) (000’s)	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease) (000’s)

IVY VIP SMALL CAP GROWTH	CLASS II	130	(316)	(186)	954	(557)	397

JANUS HENDERSON BALANCED PORTFOLIO	SERVICE SHARES	3,587	(449)	3,138	2,785	(402)	2,383

JANUS HENDERSON FLEXIBLE BOND PORTFOLIO	SERVICE SHARES	516	(347)	169	475	(579)	(104)

JANUS HENDERSON U.S. LOW VOLATILITY PORTFOLIO	SERVICE SHARES	399	(153)	246	190	(127)	63

JPMORGAN INSURANCE TRUST GLOBAL ALLOCATION PORTFOLIO	CLASS 2	288	(275)	13	573	(220)	353

JPMORGAN INSURANCE TRUST INCOME BUILDER PORTFOLIO	CLASS 2	547	(208)	339	651	(157)	494

LORD ABBETT SERIES FUND — BOND DEBENTURE PORTFOLIO	VC SHARES	2,181	(1,296)	885	2,232	(1,040)	1,192

LORD ABBETT SERIES FUND — GROWTH OPPORTUNITIES PORTFOLIO	VC SHARES	52	(94)	(42)	12	(50)	(38)

MFS® INVESTORS TRUST SERIES	SERVICE CLASS	123	(127)	(4)	126	(116)	10

MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO	SERVICE CLASS	139	(95)	44	54	(103)	(49)

MFS® RESEARCH SERIES	SERVICE CLASS	33	(41)	(8)	51	(18)	33

MFS® VALUE SERIES	SERVICE CLASS	444	(240)	204	593	(197)	396

MULTIMANAGER AGGRESSIVE EQUITY	IB	83	(77)	6	108	(108)	—

MULTIMANAGER CORE BOND	IB	1,206	(1,268)	(62)	803	(1,810)	(1,007)

MULTIMANAGER MID CAP GROWTH	IB	117	(593)	(476)	686	(297)	389

MULTIMANAGER MID CAP VALUE	IB	56	(72)	(16)	301	(346)	(45)

MULTIMANAGER TECHNOLOGY	IB	644	(412)	232	1,075	(485)	590

NEUBERGER BERMAN INTERNATIONAL EQUITY PORTFOLIO	CLASS S	73	(79)	(6)	85	(70)	15

NEUBERGER BERMAN U.S. EQUITY INDEX PUTWRITE STRATEGY PORTFOLIO	CLASS S	49	(39)	10	75	(25)	50

PIMCO COMMODITYREALRETURN® STRATEGY PORTFOLIO	ADVISOR CLASS	320	(452)	(132)	518	(348)	170

PIMCO EMERGING MARKETS BOND PORTFOLIO	ADVISOR CLASS	143	(271)	(128)	131	(273)	(142)

PIMCO GLOBAL BOND OPPORTUNITIES PORTFOLIO (UNHEDGED)	ADVISOR CLASS	177	(61)	116	161	(67)	94

PIMCO GLOBAL MANAGED ASSET ALLOCATION PORTFOLIO	ADVISOR CLASS	134	(42)	92	38	(30)	8

PIMCO INCOME PORTFOLIO	ADVISOR CLASS	1,214	(64)	1,150	41	—	41

The accompanying notes are an integral part of these financial statements.

FSA-188

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Concluded)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

		2019			2018
	Share Class**	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease) (000’s)	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease) (000’s)

PROFUND VP BEAR	COMMON SHARES	172	(220)	(48)	574	(543)	31

PROFUND VP BIOTECHNOLOGY	COMMON SHARES	59	(210)	(151)	95	(217)	(122)

PUTNAM VT DIVERSIFIED INCOME FUND	CLASS IB	1,024	(279)	745	1,456	(572)	884

PUTNAM VT GLOBAL ASSET ALLOCATION FUND	CLASS IB	37	(46)	(9)	109	(89)	20

PUTNAM VT MULTI-ASSET ABSOLUTE RETURN FUND	CLASS IB	97	(120)	(23)	82	(76)	6

PUTNAM VT RESEARCH FUND	CLASS IB	33	(6)	27	61	(4)	57

QS LEGG MASON DYNAMIC MULTI-STRATEGY VIT PORTFOLIO	CLASS II	66	(33)	33	19	(27)	(8)

SEI VP BALANCED STRATEGY FUND	CLASS III	11	(223)	(212)	98	(80)	18

SEI VP CONSERVATIVE STRATEGY FUND	CLASS III	143	(282)	(139)	228	(259)	(31)

SEI VP MARKET GROWTH STRATEGY FUND	CLASS III	14	(124)	(110)	51	(55)	(4)

SEI VP MARKET PLUS STRATEGY FUND	CLASS III	29	(104)	(75)	101	(28)	73

SEI VP MODERATE STRATEGY FUND	CLASS III	34	(124)	(90)	148	(83)	65

T. ROWE PRICE EQUITY INCOME PORTFOLIO	CLASS II	373	(143)	230	406	(59)	347

TEMPLETON DEVELOPING MARKETS VIP FUND	CLASS 2	180	(275)	(95)	233	(238)	(5)

TEMPLETON FOREIGN VIP FUND	CLASS 2	44	(118)	(74)	52	(131)	(79)

TEMPLETON GLOBAL BOND VIP FUND	CLASS 2	989	(1,538)	(549)	1,186	(1,501)	(315)

TEMPLETON GROWTH VIP FUND	CLASS 2	11	(29)	(18)	4	(23)	(19)

VANECK VIP GLOBAL HARD ASSETS FUND	CLASS S	299	(645)	(346)	386	(644)	(258)

VANECK VIP UNCONSTRAINED EMERGING MARKETS BOND FUND	INITIAL CLASS	27	(41)	(14)	32	(18)	14

The accompanying notes are an integral part of these financial statements.

**	Share class reflects the share class of the Portfolio in which the units of the Variable Investment Option are invested, as further described in Note 5 of these financial statements.

The — on the Units Issued and Units Redeemed section may represent no units issued and units redeemed or units issued and units redeemed of less than 500.

FSA-189

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 70

Notes to Financial Statements

December 31, 2019

1.	Organization

AXA Equitable Life Insurance Company (“AXA Equitable”) Separate Account No. 70 (“the Account”) is organized as a unit investment trust, a type of investment company, and is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940 (the “1940 Act”). The Account follows the investment company and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 — Investment Companies, which is part of accounting principles generally accepted in the United States of America (“GAAP”). The Account has Variable Investment Options, each of which invests in shares of a mutual fund portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds), AB Variable Product Series Fund, Inc., ALPS Variable Investment Trust, American Century Variable Portfolios, Inc., American Funds Insurance Series®, AXA Premier VIP Trust (“VIP”), BlackRock Variable Series Funds, Inc., Delaware Variable Insurance Product (VIP)® Trust, Eaton Vance Variable Trust, EQ Advisors Trust (“EQAT”), Federated Insurance Series, Fidelity® Variable Insurance Products Fund, First Trust Variable Insurance Trust, Franklin Templeton Variable Insurance Products Trust, Guggenheim Variable Insurance Funds, Hartford, Ivy Variable Insurance Portfolios, Janus Aspen Series, JPMorgan Insurance Trust, Legg Mason Partners Variable Equity Trust, Lord Abbett Series Fund, Inc., MFS® Variable Insurance Trusts, Neuberger Berman Advisers Management Trust, Northern Lights Variable Trust, PIMCO Variable Insurance Trust, ProFunds VP, Putnam Variable Trust, SEI Insurance Products Trust, T. Rowe Price Equity Series, Inc., and VanEck VIP Trust, (collectively, “the Trusts”). The Trusts are open- ended investment management companies that sell shares of a portfolio (“Portfolio”) of a mutual fund to separate accounts of insurance companies. Each Portfolio of the Trusts has separate investment objectives. These financial statements and notes are those of the Variable Investment Options of the Account.

The Account consists of the Variable Investment Options listed below.

AIM Variable Insurance Funds (Invesco Variable Insurance Funds)

•	Invesco V.I. American Franchise Fund
•	Invesco V.I. Balanced-Risk Allocation Fund
•	Invesco V.I. Diversified Dividend Fund
•	Invesco V.I. Equity and Income Fund
•	Invesco V.I. Health Care Fund
•	Invesco V.I. High Yield Fund
•	Invesco V.I. Mid Cap Core Equity Fund
•	Invesco V.I. Small Cap Equity Fund

AB Variable Product Series Fund, Inc.*

•	AB VPS Balanced Wealth Strategy Portfolio
•	AB VPS Global Thematic Growth Portfolio
•	AB VPS Growth and Income Portfolio
•	AB VPS International Growth Portfolio
•	AB VPS Small/Mid Cap Value Portfolio

ALPS Variable Investment Trust

•	ALPS I Red Rocks Listed Private Equity Portfolio

American Century Variable Portfolios, Inc.

•	American Century VP Inflation Protection Fund
•	American Century VP Large Company Value

American Funds Insurance Series®

•	American Funds Insurance Series® Asset Allocation FundSM
•	American Funds Insurance Series® Bond FundSM
•	American Funds Insurance Series® Global Growth FundSM
•	American Funds Insurance Series® Global Small Capitalization FundSM
•	American Funds Insurance Series® Growth-Income FundSM
•	American Funds Insurance Series® International Growth and Income FundSM
•	American Funds Insurance Series® Managed Risk Asset Allocation FundSM
•	American Funds Insurance Series® New World Fund®

AXA Premier VIP Trust*

•	CharterSM Aggressive Growth
•	CharterSM Conservative
•	CharterSM Growth
•	CharterSM Moderate
•	CharterSM Moderate Growth
•	CharterSM Multi-Sector Bond
•	CharterSM Small Cap Growth
•	CharterSM Small Cap Value
•	EQ/Aggressive Allocation(1)
•	EQ/Moderate Allocation(2)
•	EQ/Moderate-Plus Allocation(3)

BlackRock Variable Series Funds, Inc.

•	BlackRock Global Allocation V.I. Fund
•	BlackRock Large Cap Focus Growth V.I. Fund

Delaware Variable Insurance Product (VIP)® Trust

•	Delaware VIP® Diversified Income Series
•	Delaware VIP® Emerging Markets Series
•	Delaware VIP® Limited-Term Diversified Income Series

FSA-190

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2019

1.	Organization (Continued)

Eaton Vance Variable Trust

•	Eaton Vance VT Floating-Rate Income Fund

EQ Advisors Trust*

•	1290 VT Convertible Securities
•	1290 VT DoubleLine Dynamic Allocation
•	1290 VT DoubleLine Opportunistic Bond
•	1290 VT Energy
•	1290 VT Equity Income
•	1290 VT GAMCO Mergers & Acquisitions
•	1290 VT GAMCO Small Company Value
•	1290 VT High Yield Bond
•	1290 VT Low Volatility Global Equity
•	1290 VT Micro Cap
•	1290 VT Moderate Growth Allocation
•	1290 VT Multi-Alternative Strategies
•	1290 VT Natural Resources
•	1290 VT Real Estate
•	1290 VT Small Cap Value
•	1290 VT SmartBeta Equity
•	1290 VT Socially Responsible
•	All Asset Growth-Alt 20
•	EQ/400 Managed Volatility(4)
•	EQ/500 Managed Volatility(5)
•	EQ/2000 Managed Volatility(6)
•	EQ/AB Dynamic Aggressive Growth(7)
•	EQ/AB Dynamic Growth(8)
•	EQ/AB Dynamic Moderate Growth(9)
•	EQ/AB Short Duration Government Bond(10)
•	EQ/AB Small Cap Growth(11)
•	EQ/Aggressive Growth Strategy(12)
•	EQ/American Century Mid Cap Value
•	EQ/American Century Moderate Growth Allocation
•	EQ/AXA Investment Managers Moderate Allocation
•	EQ/Balanced Strategy(13)
•	EQ/BlackRock Basic Value Equity
•	EQ/Capital Guardian Research
•	EQ/ClearBridge Large Cap Growth(14)
•	EQ/ClearBridge Select Equity Managed Volatility
•	EQ/Common Stock Index
•	EQ/Conservative Growth Strategy(15)
•	EQ/Conservative Strategy(16)
•	EQ/Core Bond Index
•	EQ/Emerging Markets Equity PLUS
•	EQ/Equity 500 Index
•	EQ/Fidelity Institutional AM® Large Cap(17)
•	EQ/First Trust Moderate Growth Allocation
•	EQ/Franklin Balanced Managed Volatility(18)
•	EQ/Franklin Rising Dividends
•	EQ/Franklin Small Cap Value Managed Volatility(19)
•	EQ/Franklin Strategic Income
•	EQ/Franklin Templeton Allocation Managed Volatility(20)
•	EQ/Global Bond PLUS
•	EQ/Global Equity Managed Volatility(21)
•	EQ/Goldman Sachs Growth Allocation
•	EQ/Goldman Sachs Mid Cap Value
•	EQ/Goldman Sachs Moderate Growth Allocation(22)
•	EQ/Growth Strategy(23)
•	EQ/Intermediate Government Bond
•	EQ/International Core Managed Volatility(24)
•	EQ/International Equity Index
•	EQ/International Managed Volatility(25)
•	EQ/International Value Managed Volatility(26)
•	EQ/Invesco Comstock
•	EQ/Invesco Global Real Estate
•	EQ/Invesco International Growth
•	EQ/Invesco Moderate Allocation(27)
•	EQ/Invesco Moderate Growth Allocation
•	EQ/Janus Enterprise(28)
•	EQ/JPMorgan Growth Allocation(29)
•	EQ/JPMorgan Value Opportunities
•	EQ/Large Cap Core Managed Volatility(30)
•	EQ/Large Cap Growth Index
•	EQ/Large Cap Growth Managed Volatility(31)
•	EQ/Large Cap Value Index
•	EQ/Large Cap Value Managed Volatility(32)
•	EQ/Lazard Emerging Markets Equity
•	EQ/Legg Mason Growth Allocation
•	EQ/Legg Mason Moderate Allocation(33)
•	EQ/Loomis Sayles Growth(34)
•	EQ/MFS International Growth
•	EQ/MFS International Value
•	EQ/MFS Mid Cap Focused Growth(35)
•	EQ/MFS Technology
•	EQ/MFS Utilities Series
•	EQ/Mid Cap Index
•	EQ/Mid Cap Value Managed Volatility(36)
•	EQ/Moderate Growth Strategy(37)
•	EQ/Money Market
•	EQ/Morgan Stanley Small Cap Growth(44)
•	EQ/Oppenheimer Global
•	EQ/PIMCO Global Real Return
•	EQ/PIMCO Real Return
•	EQ/PIMCO Total Return
•	EQ/PIMCO Ultra Short Bond
•	EQ/Quality Bond PLUS
•	EQ/Science and Technology(38)
•	EQ/Small Company Index
•	EQ/T. Rowe Price Growth Stock

FSA-191

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2019

1.	Organization (Continued)

•	EQ/T. Rowe Price Health Sciences
•	EQ/Templeton Global Equity Managed Volatility(39)
•	EQ/UBS Growth & Income
•	EQ/Ultra Conservative Strategy(40)
•	EQ/Wellington Energy(41)
•	Multimanager Aggressive Equity
•	Multimanager Core Bond
•	Multimanager Mid Cap Growth
•	Multimanager Mid Cap Value
•	Multimanager Technology

Federated Insurance Series

•	Federated High Income Bond Fund II
•	Federated Kaufmann Fund II

Fidelity® Variable Insurance Products Fund

•	Fidelity® VIP Asset Manager: Growth Portfolio
•	Fidelity® VIP Freedom 2015 Portfolio
•	Fidelity® VIP Freedom 2020 Portfolio
•	Fidelity® VIP Freedom 2025 Portfolio
•	Fidelity® VIP Freedom 2030 Portfolio
•	Fidelity® VIP Mid Cap Portfolio
•	Fidelity® VIP Strategic Income Portfolio

First Trust Variable Insurance Trust

•	First Trust Multi Income Allocation Portfolio
•	First Trust/Dow Jones Dividend & Income Allocation Portfolio

Franklin Templeton Variable Insurance Products Trust

•	Franklin Allocation VIP Fund(42)
•	Franklin Income VIP Fund
•	Franklin Mutual Shares VIP Fund
•	Templeton Developing Markets VIP Fund
•	Templeton Foreign VIP Fund
•	Templeton Global Bond VIP Fund
•	Templeton Growth VIP Fund

Guggenheim Variable Insurance Funds

•	GuggenheimVIF Global Managed Futures Strategy Fund
•	Guggenheim VIF Multi-Hedge Strategies Fund

Hartford

•	Hartford Capital Appreciation HLS Fund
•	Hartford Growth Opportunities HLS Fund

Ivy Variable Insurance Portfolios

•	Ivy VIP Asset Strategy
•	Ivy VIP Global Equity Income
•	Ivy VIP High Income
•	Ivy VIP Natural Resources
•	Ivy VIP Small Cap Growth

Janus Aspen Series

•	Janus Henderson Balanced Portfolio
•	Janus Henderson Flexible Bond Portfolio
•	Janus Henderson U.S. Low Volatility Portfolio

JPMorgan Insurance Trust

•	JPMorgan Insurance Trust Global Allocation Portfolio
•	JPMorgan Insurance Trust Income Builder Portfolio

Legg Mason Partners Variable Equity Trust

•	ClearBridge Variable Aggressive Growth Portfolio
•	ClearBridge Variable Appreciation Portfolio
•	ClearBridge Variable Dividend Strategy Portfolio
•	ClearBridge Variable Mid Cap Portfolio
•	QS Legg Mason Dynamic Multi-Strategy VIT Portfolio

Lord Abbett Series Fund, Inc.

•	Lord Abbett Series Fund — Bond Debenture Portfolio
•	Lord Abbett Series Fund — Growth Opportunities Portfolio

MFS® Variable Insurance Trusts

•	MFS® Investors Trust Series
•	MFS® Massachusetts Investors Growth Stock Portfolio
•	MFS® Research Series
•	MFS® Value Series

Neuberger Berman Advisers Management Trust

•	Neuberger Berman International Equity Portfolio
•	Neuberger Berman U.S. Equity Index PutWrite Strategy Portfolio

Northern Lights Variable Trust

•	7TwelveTM Balanced Portfolio

PIMCO Variable Insurance Trust

•	PIMCO CommodityRealReturn® Strategy Portfolio
•	PIMCO Emerging Markets Bond Portfolio
•	PIMCO Global Bond Opportunities Portfolio (Unhedged)
•	PIMCO Global Managed Asset Allocation Portfolio(43)
•	PIMCO Income Portfolio

ProFunds VP

•	ProFund VP Bear
•	ProFund VP Biotechnology

FSA-192

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2019

1.	Organization (Continued)

Putnam Variable Trust

•	Putnam VT Diversified Income Fund
•	Putnam VT Global Asset Allocation Fund
•	Putnam VT Multi-Asset Absolute Return Fund
•	Putnam VT Research Fund

SEI Insurance Products Trust

•	SEI VP Balanced Strategy Fund
•	SEI VP Conservative Strategy Fund
•	SEI VP Market Growth Strategy Fund
•	SEI VP Market Plus Strategy Fund
•	SEI VP Moderate Strategy Fund

T. Rowe Price Equity Series, Inc.

•	T. Rowe Price Equity Income Portfolio

VanEck VIP Trust

•	VanEck VIP Global Hard Assets Fund
•	VanEck VIP Unconstrained Emerging Markets Bond Fund

(1)	Formerly known as AXA Aggressive Allocation.
(2)	Formerly known as AXA Moderate Allocation.
(3)	Formerly known as AXA Moderate-Plus Allocation.
(4)	Formerly known as AXA 400 Managed Volatility.
(5)	Formerly known as AXA 500 Managed Volatility.
(6)	Formerly known as AXA 2000 Managed Volatility.
(7)	Formerly known as AXA/AB Dynamic Aggressive Growth.
(8)	Formerly known as AXA/AB Dynamic Growth.
(9)	Formerly known as AXA/AB Dynamic Moderate Growth.
(10)	Formerly known as AXA/AB Short Duration Government Bond.
(11)	Formerly known as AXA/AB Small Cap Growth.
(12)	Formerly known as AXA Aggressive Strategy.
(13)	Formerly known as AXA Balanced Strategy.
(14)	Formerly known as AXA/ClearBridge Large Cap Growth.
(15)	Formerly known as AXA Conservative Growth Strategy.
(16)	Formerly known as AXA Conservative Strategy.
(17)	Formerly known as EQ/Fidelity Institutional AMSM Large Cap.
(18	Formerly known as AXA/Franklin Balanced Managed Volatility.
(19)	Formerly known as AXA/Franklin Small Cap Value Managed Volatility.
(20)	Formerly known as AXA/Franklin Templeton Allocation Managed Volatility.
(21)	Formerly known as AXA Global Equity Managed Volatility.
(22)	Formerly known as AXA/Goldman Sachs Strategic Allocation.
(23)	Formerly known as AXA Growth Strategy.
(24)	Formerly known as AXA International Core Managed Volatility.
(25)	Formerly known as AXA International Managed Volatility.
(26)	Formerly known as AXA International Value Managed Volatility.
(27)	Formerly known as AXA/Invesco Strategic Allocation.
(28)	Formerly known as AXA/Janus Enterprise.
(29)	Formerly known as AXA/JPMorgan Strategic Allocation.
(30)	Formerly known as AXA Large Cap Core Managed Volatility.
(31)	Formerly known as AXA Large Cap Growth Managed Volatility.
(32)	Formerly known as AXA Large Cap Value Managed Volatility.
(33)	Formerly known as AXA/Legg Mason Strategic Allocation.
(34)	Formerly known as AXA/Loomis Sayles Growth.
(35)	Formerly known as EQ/Ivy Mid Cap Growth.
(36)	Formerly known as AXA Mid Cap Value Managed Volatility.
(37)	Formerly known as AXA Moderate Growth Strategy.
(38)	Formerly known as EQ/Ivy Science and Technology.
(39)	Formerly known as AXA/Templeton Global Equity Managed Volatility.
(40)	Formerly known as AXA Ultra Conservative Strategy.
(41)	Formerly known as EQ/Ivy Energy.
(42)	Formerly known as Franklin Founding Funds Allocation VIP Fund.
(43)	Formerly known as PIMCO Global Multi-Asset Managed Volatility.
(44)

The Variable Investment Option became available during 2019, however it had no units at December 31, 2019, thus the Variable Investment Option is excluded from all other sections of the financial statements.

*	An affiliate of AXA Equitable providing advisory and other services to one or more Portfolios of this Trust, as further described in Note 5 of these financial statements.

The Account is used to fund benefits for variable annuities issued by AXA Equitable for the Accumulator and the Retirement Cornerstone Series (collectively, the “Contracts”). These annuities in the Accumulator Series, Investment Edge and Retirement Cornerstone Series are offered with the same Variable Investment Options for use as a nonqualified annuity for after-tax contributions only, or when used as an investment vehicle for certain qualified plans, an individual retirement annuity or a tax-shelter annuity. The Accumulator and Retirement Cornerstone Series of annuities are offered under group and individual variable annuity forms.

Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from AXA Equitable’s other assets and liabilities. All Contracts are issued by AXA Equitable. The assets of the Account are the property of AXA Equitable. However, the portion of the Account’s assets attributable to the Contracts will not be chargeable with liabilities arising out of any other business AXA Equitable may conduct.

The amount retained by AXA Equitable in the Account arises primarily from (1) contributions from AXA Equitable, and (2) that portion, determined ratably, of the Account’s investment results applicable to those assets in the Account in excess of the net assets attributable to accumulation units. Amounts retained by AXA Equitable are not subject to

FSA-193

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2019

1.	Organization (Concluded)

charges for mortality and expense risks, asset-based administration charges and distribution charges. Amounts retained by AXA Equitable in the Account may be transferred at any time by AXA Equitable to its General Account (“General Account”).

Each of the Variable Investment Options of the Account bears indirect exposure to the market, credit, and liquidity risks of the Portfolio in which it invests. These financial statements and footnotes should be read in conjunction with the financial statements and footnotes of the Portfolios of the Trusts, which are distributed by AXA Equitable to the Contractowners of the Variable Investment Options of the Account.

In the normal course of business, AXA Equitable may have agreements to indemnify another party under given circumstances. The maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not been, made against the Variable Investment Options of the Account. Based on experience, the risk of material loss is expected to be remote.

2.	Significant Accounting Policies

The accompanying financial statements are prepared in conformity with GAAP. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Investments:

Investments are made in shares of the Portfolios and the fair values of investments are the reported net asset values per share of the respective Portfolios. The net asset value is determined by the Trusts using the fair value of the underlying assets of the Portfolio less liabilities.

Investment Transactions and Investment Income:

Investment transactions are recorded on the trade date. Dividend income and and net realized gain distributions from the Portfolios are recorded and automatically reinvested on the ex-dividend date. Net realized gain (loss) on investments are gains and losses on redemptions of investments in the Portfolios (determined on the identified cost basis).

Due to and Due from:

Receivable/payable for policy-related transactions represent amounts due to/from AXA Equitable’s General Account primarily related to premiums, surrenders, death benefits and amounts transferred among various Portfolios by Contractowners. Receivable/payable for shares of the Portfolios sold/purchased represent unsettled trades.

Contract Payments and Transfers:

Payments received from Contractowners represent participant contributions under the Contracts (but exclude amounts allocated to the guaranteed interest account, reflected in the General Account) reduced by deductions and charges, including premium charges, as applicable, and state premium taxes. Contractowners may allocate amounts in their individual accounts to Variable Investment Options of the Account and/or to the guaranteed interest account of AXA Equitable’s General Account, and/or fixed maturity options of Separate Account No. 46.

Transfers between Variable Investment Options including the guaranteed interest account, net, are amounts that participants have directed to be moved among Portfolios, including permitted transfers to and from the guaranteed interest account and the fixed maturity options of Separate Account No. 46. The net assets of any Variable Investment Option may not be less than the aggregate value of the Contractowner accounts allocated to that Variable Investment Option. AXA Equitable is required by state insurance laws to set aside additional assets in AXA Equitable’s General Account to provide for other policy benefits. AXA Equitable’s General Account is subject to creditor rights.

Redemptions for contract benefits and terminations are payments to participants and beneficiaries made under the terms of the Contracts and amounts that participants have requested to be withdrawn and paid to them or applied to

FSA-194

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2019

2.	Significant Accounting Policies (Concluded)

the purchase of annuities. Withdrawal charges, if any, are included in Redemptions for contract benefits and terminations to the extent that such charges apply to the contracts. Administrative charges, if any, are included in Contract maintenance charges to the extent that such charges apply to the Contracts.

Taxes:

The operations of the Account are included in the federal income tax return of AXA Equitable which is taxed as a life insurance company under the provisions of the Internal Revenue Code. No federal income tax based on net income or realized and unrealized capital gains is currently applicable to Contracts participating in the Account by reason of applicable provisions of the Internal Revenue Code and no federal income tax payable by AXA Equitable is expected to affect the unit value of Contracts participating in the Account. Accordingly, no provision for income taxes is required. However, AXA Equitable retains the right to charge for any federal income tax which is attributable to the Account if the law is changed.

3.	Fair Value Disclosures

Under GAAP, fair value is the price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. GAAP also establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value, and identifies three levels of inputs that may be used to measure fair value:

Level 1 — Quoted prices that are publicly available for identical assets in active markets. Level 1 fair values generally are supported by market transactions that occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2 — Observable inputs other than Level 1 prices, such as quoted prices for similar assets, quoted prices in markets that are not active, and inputs to model-derived valuations that are directly observable or can be corroborated by observable market data.

Level 3 — Unobservable inputs supported by little or no market activity and often requiring significant judgment or estimation, such as an entity’s own assumptions about the cash flows or other significant components of value that market participants would use in pricing the asset or liability.

All investments of each Variable Investment Option of the Account have been classified as Level 1. There were no transfers between level 1, level 2 and level 3 during the year.

4.	Purchases and Sales of Portfolios

The cost of purchases and proceeds from sales of Portfolios for the year ended December 31, 2019 were as follows:

	Purchases	Sales
1290 VT Convertible Securities	$1,517,758	$861,995
1290 VT DoubleLine Dynamic Allocation	3,007,713	1,946,984
1290 VT DoubleLine Opportunistic Bond	9,868,569	4,741,651
1290 VT Energy	845,840	699,581
1290 VT Equity Income	3,828,260	6,016,649
1290 VT GAMCO Mergers & Acquisitions	3,222,408	2,897,956
1290 VT GAMCO Small Company Value	25,154,412	33,292,135
1290 VT High Yield Bond	7,889,384	3,034,655
1290 VT Low Volatility Global Equity	1,597,770	1,729,447
1290 VT Micro Cap	972,252	158,606
1290 VT Moderate Growth Allocation	18,762,595	151,719
1290 VT Multi-Alternative Strategies	519,989	19,597
1290 VT Natural Resources	2,445,285	1,491,901

FSA-195

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2019

4.	Purchases and Sales of Portfolios (Continued)

	Purchases	Sales
1290 VT Real Estate	$4,412,698	$2,533,615
1290 VT Small Cap Value	1,852,221	369,478
1290 VT SmartBeta Equity	3,039,206	1,785,722
1290 VT Socially Responsible	2,295,993	763,257
7TwelveTM Balanced Portfolio	2,567,214	9,453,554
AB VPS Balanced Wealth Strategy Portfolio	648,513	1,341,473
AB VPS Global Thematic Growth Portfolio	537,816	237,346
AB VPS Growth and Income Portfolio	7,700,169	2,506,175
AB VPS International Growth Portfolio	573,248	1,588,060
AB VPS Small/Mid Cap Value Portfolio	2,266,110	818,317
All Asset Growth-Alt 20	4,156,291	6,464,993
ALPS | Red Rocks Listed Private Equity Portfolio	854,938	928,090
American Century VP Inflation Protection Fund	1,863,747	1,511,545
American Century VP Large Company Value	378,008	438,198
American Funds Insurance Series® Asset Allocation FundSM	26,122,244	8,343,892
American Funds Insurance Series® Bond FundSM	8,569,655	7,154,549
American Funds Insurance Series® Global Growth FundSM	5,720,487	2,471,421
American Funds Insurance Series® Global Small Capitalization FundSM	4,653,884	3,700,405
American Funds Insurance Series® Growth-Income FundSM	10,282,889	3,004,938
American Funds Insurance Series® International Growth and Income FundSM	2,880,310	1,348,193
American Funds Insurance Series® Managed Risk Asset Allocation FundSM	1,364,096	1,306,628
American Funds Insurance Series® New World Fund®	12,073,467	9,160,783
BlackRock Global Allocation V.I. Fund	10,605,179	19,406,684
BlackRock Large Cap Focus Growth V.I. Fund	16,322,576	17,456,355
CharterSM Aggressive Growth	8,018,800	1,565,565
CharterSM Conservative	16,244,601	7,323,561
CharterSM Growth	12,647,092	2,746,663
CharterSM Moderate	10,342,122	6,095,639
CharterSM Moderate Growth	7,334,356	3,855,454
CharterSM Multi-Sector Bond	443,285	479,076
CharterSM Small Cap Growth	3,907,755	2,946,246
CharterSM Small Cap Value	3,449,968	7,143,591
ClearBridge Variable Aggressive Growth Portfolio	3,387,118	6,393,836
ClearBridge Variable Appreciation Portfolio	3,629,319	1,252,640
ClearBridge Variable Dividend Strategy Portfolio	12,902,637	4,514,539
ClearBridge Variable Mid Cap Portfolio	522,433	356,268
Delaware VIP® Diversified Income Series	6,044,057	3,120,904
Delaware VIP® Emerging Markets Series	2,738,503	1,148,510
Delaware VIP® Limited-Term Diversified Income Series	3,300,766	1,971,409
Eaton Vance VT Floating-Rate Income Fund	13,824,561	9,164,290
EQ/400 Managed Volatility	5,963,685	11,998,833
EQ/500 Managed Volatility	14,591,200	33,371,881
EQ/2000 Managed Volatility	8,082,491	12,165,144
EQ/AB Dynamic Aggressive Growth	100,208,418	3,609,665
EQ/AB Dynamic Growth	86,588,493	21,551,704
EQ/AB Dynamic Moderate Growth	377,970,855	347,514,816
EQ/AB Short Duration Government Bond	4,701,730	1,694,434
EQ/AB Small Cap Growth	23,234,535	15,255,376
EQ/Aggressive Allocation	6,058,145	5,915,605
EQ/Aggressive Growth Strategy	544,711,183	318,376,720
EQ/American Century Mid Cap Value	13,528,584	16,924,793

FSA-196

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2019

4.	Purchases and Sales of Portfolios (Continued)

	Purchases	Sales
EQ/American Century Moderate Growth Allocation	$25,897,933	$1,526,177
EQ/AXA Investment Managers Moderate Allocation	8,305,038	238,555
EQ/Balanced Strategy	382,120,095	341,731,882
EQ/BlackRock Basic Value Equity	18,774,416	19,368,051
EQ/Capital Guardian Research	3,220,128	4,430,356
EQ/ClearBridge Large Cap Growth	10,219,029	13,832,105
EQ/ClearBridge Select Equity Managed Volatility	1,519,528	1,148,831
EQ/Common Stock Index	16,633,503	8,497,409
EQ/Conservative Growth Strategy	243,575,678	190,318,680
EQ/Conservative Strategy	224,167,341	174,634,833
EQ/Core Bond Index	46,607,218	53,853,764
EQ/Emerging Markets Equity PLUS	1,747,960	1,790,590
EQ/Equity 500 Index	77,055,599	41,656,446
EQ/Fidelity Institutional AM® Large Cap	7,951,703	26,633,978
EQ/First Trust Moderate Growth Allocation	23,876,859	724,958
EQ/Franklin Balanced Managed Volatility	2,339,224	2,629,715
EQ/Franklin Rising Dividends	13,710,294	9,842,152
EQ/Franklin Small Cap Value Managed Volatility	1,723,748	1,814,077
EQ/Franklin Strategic Income	8,680,173	7,817,254
EQ/Franklin Templeton Allocation Managed Volatility	1,413,886	2,739,551
EQ/Global Bond PLUS	1,217,353	2,142,991
EQ/Global Equity Managed Volatility	1,672,976	2,580,646
EQ/Goldman Sachs Growth Allocation	65,644,545	1,185,680
EQ/Goldman Sachs Mid Cap Value	2,007,600	4,588,693
EQ/Goldman Sachs Moderate Growth Allocation	128,280,681	15,559,777
EQ/Growth Strategy	538,160,829	406,513,695
EQ/Intermediate Government Bond	27,795,038	29,628,245
EQ/International Core Managed Volatility	2,780,313	2,795,127
EQ/International Equity Index	8,356,028	7,461,498
EQ/International Managed Volatility	5,996,701	18,303,178
EQ/International Value Managed Volatility	245,901	497,775
EQ/Invesco Comstock	11,569,489	8,848,887
EQ/Invesco Global Real Estate	10,577,057	12,458,650
EQ/Invesco International Growth	4,487,036	8,048,209
EQ/Invesco Moderate Allocation	29,448,410	10,302,591
EQ/Invesco Moderate Growth Allocation	29,481,761	210,284
EQ/Janus Enterprise	13,710,992	10,705,696
EQ/JPMorgan Growth Allocation	85,990,221	2,214,662
EQ/JPMorgan Value Opportunities	8,703,714	5,505,917
EQ/Large Cap Core Managed Volatility	1,506,566	1,798,811
EQ/Large Cap Growth Index	30,554,821	14,533,884
EQ/Large Cap Growth Managed Volatility	4,236,354	4,692,065
EQ/Large Cap Value Index	20,510,022	8,248,296
EQ/Large Cap Value Managed Volatility	4,538,098	3,802,781
EQ/Lazard Emerging Markets Equity	10,177,765	14,276,099
EQ/Legg Mason Growth Allocation	23,421,058	479,244
EQ/Legg Mason Moderate Allocation	42,118,084	9,426,426
EQ/Loomis Sayles Growth	17,641,741	15,208,078
EQ/MFS International Growth	17,629,130	8,838,597
EQ/MFS International Value	14,356,443	31,430,480
EQ/MFS Mid Cap Focused Growth	10,323,120	10,480,121
EQ/MFS Technology	9,568,473	9,613,618
EQ/MFS Utilities Series	8,795,248	8,487,691
EQ/Mid Cap Index	18,712,050	12,891,219

FSA-197

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2019

4.	Purchases and Sales of Portfolios (Continued)

	Purchases	Sales
EQ/Mid Cap Value Managed Volatility	$2,666,298	$2,221,837
EQ/Moderate Allocation	35,301,120	23,178,656
EQ/Moderate Growth Strategy	597,804,176	727,383,834
EQ/Moderate-Plus Allocation	16,319,457	10,800,320
EQ/Money Market	186,700,765	162,130,802
EQ/Oppenheimer Global	10,109,368	13,753,175
EQ/PIMCO Global Real Return	7,637,664	4,947,329
EQ/PIMCO Real Return	3,985,589	9,299,193
EQ/PIMCO Total Return	43,176,157	24,097,263
EQ/PIMCO Ultra Short Bond	14,217,173	15,680,583
EQ/Quality Bond PLUS	9,718,282	11,647,188
EQ/Science and Technology	13,577,653	14,617,031
EQ/Small Company Index	16,001,566	15,613,867
EQ/T. Rowe Price Growth Stock	48,484,269	29,835,283
EQ/T. Rowe Price Health Sciences	16,236,175	27,218,033
EQ/Templeton Global Equity Managed Volatility	4,017,074	3,573,708
EQ/UBS Growth & Income	1,104,588	1,688,818
EQ/Ultra Conservative Strategy	670,958,051	1,311,956,822
EQ/Wellington Energy	3,623,390	4,326,500
Federated High Income Bond Fund II	8,988,655	3,768,332
Federated Kaufmann Fund II	9,205,811	2,995,812
Fidelity® VIP Asset Manager: Growth Portfolio	111,254	128,524
Fidelity® VIP Freedom 2015 Portfolio	164,245	46,247
Fidelity® VIP Freedom 2020 Portfolio	124,246	298,950
Fidelity® VIP Freedom 2025 Portfolio	131,414	266,890
Fidelity® VIP Freedom 2030 Portfolio	353,486	239,484
Fidelity® VIP Mid Cap Portfolio	18,030,596	10,720,096
Fidelity® VIP Strategic Income Portfolio	34,511,786	15,751,254
First Trust Multi Income Allocation Portfolio	2,253,275	802,409
First Trust/Dow Jones Dividend & Income Allocation Portfolio	18,794,117	9,338,471
Franklin Allocation VIP Fund	5,610,584	15,770,696
Franklin Income VIP Fund	24,257,483	14,309,659
Franklin Mutual Shares VIP Fund	2,547,222	2,301,994
Guggenheim VIF Global Managed Futures Strategy Fund	1,448,878	1,700,117
Guggenheim VIF Multi-Hedge Strategies Fund	40,771	132,783
Hartford Capital Appreciation HLS Fund	3,997,587	2,955,719
Hartford Growth Opportunities HLS Fund	21,027,501	6,107,386
Invesco V.I. American Franchise Fund	128,460	182,076
Invesco V.I. Balanced-Risk Allocation Fund	2,937,516	1,897,719
Invesco V.I. Diversified Dividend Fund	8,977,734	11,437,971
Invesco V.I. Equity and Income Fund	4,018,410	1,134,556
Invesco V.I. Health Care Fund	2,266,223	1,435,855
Invesco V.I. High Yield Fund	18,056,665	12,093,266
Invesco V.I. Mid Cap Core Equity Fund	1,980,928	1,759,441
Invesco V.I. Small Cap Equity Fund	6,023,904	2,872,670
Ivy VIP Asset Strategy	3,663,391	6,176,771
Ivy VIP Global Equity Income	4,116,179	2,833,478
Ivy VIP High Income	14,981,066	16,833,196
Ivy VIP Natural Resources	416,175	1,552,628
Ivy VIP Small Cap Growth	5,359,585	7,326,187
Janus Henderson Balanced Portfolio	55,330,562	7,764,037
Janus Henderson Flexible Bond Portfolio	6,280,952	4,002,531
Janus Henderson U.S. Low Volatility Portfolio	6,757,172	2,557,455
JPMorgan Insurance Trust Global Allocation Portfolio	3,859,482	3,465,197

FSA-198

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2019

4.	Purchases and Sales of Portfolios (Concluded)

	Purchases	Sales
JPMorgan Insurance Trust Income Builder Portfolio	$7,093,275	$2,677,636
Lord Abbett Series Fund — Bond Debenture Portfolio	33,948,488	19,488,346
Lord Abbett Series Fund — Growth Opportunities Portfolio	1,407,815	1,828,378
MFS® Investors Trust Series	3,154,721	2,752,767
MFS® Massachusetts Investors Growth Stock Portfolio	5,380,548	2,903,919
MFS® Research Series	792,617	629,028
MFS® Value Series	8,201,172	3,757,189
Multimanager Aggressive Equity	5,058,559	3,225,520
Multimanager Core Bond	19,898,665	19,377,975
Multimanager Mid Cap Growth	5,167,972	14,223,943
Multimanager Mid Cap Value	2,289,035	1,896,108
Multimanager Technology	19,825,422	10,752,059
Neuberger Berman International Equity Portfolio	926,054	870,745
Neuberger Berman U.S. Equity Index PutWrite Strategy Portfolio	465,429	406,370
PIMCO CommodityRealReturn® Strategy Portfolio	2,782,893	3,052,434
PIMCO Emerging Markets Bond Portfolio	2,608,299	4,003,211
PIMCO Global Bond Opportunities Portfolio (Unhedged)	1,891,052	650,810
PIMCO Global Managed Asset Allocation Portfolio	1,569,764	498,161
PIMCO Income Portfolio	12,938,612	740,753
ProFund VP Bear	366,719	470,033
ProFund VP Biotechnology	2,025,590	7,267,796
Putnam VT Diversified Income Fund	11,663,934	3,244,417
Putnam VT Global Asset Allocation Fund	647,187	602,275
Putnam VT Multi-Asset Absolute Return Fund	999,199	1,246,893
Putnam VT Research Fund	630,736	101,000
QS Legg Mason Dynamic Multi-Strategy VIT Portfolio	743,176	382,450
SEI VP Balanced Strategy Fund	461,430	2,638,654
SEI VP Conservative Strategy Fund	1,850,614	3,127,607
SEI VP Market Growth Strategy Fund	472,398	1,505,246
SEI VP Market Plus Strategy Fund	478,917	1,267,830
SEI VP Moderate Strategy Fund	851,543	1,512,398
T. Rowe Price Equity Income Portfolio	6,061,091	2,016,006
Templeton Developing Markets VIP Fund	2,189,495	3,293,986
Templeton Foreign VIP Fund	658,320	1,438,447
Templeton Global Bond VIP Fund	19,933,509	19,977,080
Templeton Growth VIP Fund	444,238	440,995
VanEck VIP Global Hard Assets Fund	1,771,936	4,134,548
VanEck VIP Unconstrained Emerging Markets Bond Fund	274,526	405,281

5.	Expenses and Related Party Transactions

The assets in each Variable Investment Option are invested in shares of a corresponding Portfolio of the Trusts. Shares are offered by the Portfolios at net asset value. Shares in which the Variable Investment Options invest are categorized by the share class of the Portfolio. EQAT issues Class IA, Class IB and Class K shares and VIP issues Class A, Class B and Class K shares. All share classes issued by EQAT and VIP are subject to fees for investment management, administration and other Portfolio expenses. Class A, Class IA, Class B and Class IB are also subject to distribution fees imposed under distribution plans (“Distribution Plans”) and adopted by EQAT and VIP in the manner prescribed under Rule 12b-1 under the 1940 Act. The Distribution Plans provide that the EQAT and VIP Trusts, on behalf of each related Portfolio, may charge a maximum annual distribution fee (“12b-1 fee”) of 0.25% of the average daily net assets of a Portfolio attributable to its Class A, Class IA, Class B and Class IB shares. The class-specific expenses attributable to the investment in each share class of the Portfolios in which the Variable Investment Options invest are borne by the specific unit classes of the Variable Investment Options to which the investments are attributable.

EQAT and VIP, on behalf of each Portfolio, have entered into distribution agreements with AXA Distributions, LLC (“AXA Distributors”), a wholly-owned subsidiary of AXA Equitable and an affiliate of AXA Equitable Funds Management Group, LLC (“FMG LLC”). The Distribution Plans provide that AXA Distributors will be entitled to receive a maximum 12b-1 fee as described above.

FSA-199

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2019

5.	Expenses and Related Party Transactions (Continued)

FMG LLC, a wholly-owned subsidiary of AXA Equitable serves as investment adviser of the Portfolios of EQAT and VIP. FMG LLC either (1) directly manages the Portfolios or (2) contracts with and oversees the activities of the investment sub-advisers with respect to the Portfolios. FMG LLC receives management fees for services performed in its capacity as investment adviser of the Portfolios of EQAT and VIP, and pays fees to the sub-advisers for sub- advisory services to the respective Portfolios. FMG LLC also serves as administrator of the Portfolios of EQAT and VIP. As the administrator, FMG LLC either (1) carries out its responsibilities directly or (2) through sub-contracting with third-party providers. FMG LLC receives administrative fees for services performed in its capacity as administrator of the Portfolios of EQAT and VIP. Expenses of the Portfolios of EQAT and VIP generally vary, depending on net asset levels for individual Portfolios, and range from a low annual rate of 0.58% to a high of 1.75% (after waivers, reimbursements, fees paid indirectly and including indirect expenses, as applicable) of the average daily net assets of the Portfolios of EQAT and VIP. Since these fees and expenses are reflected in the net asset value of the shares of the Portfolios and the total returns of the Variable Investment Options, they are not included in the expenses or expense ratios of the Variable Investment Options.

AXA Equitable, AXA Advisors, LLC (“AXA Advisors”) or Distributors may directly or indirectly receive 12b-1 fees and additional payments from certain unaffiliated Portfolios, their advisers, sub-advisers, distributors or affiliates, for providing certain administrative, marketing, distribution and/or shareholder support services in connection with the Variable Investment Options’ investment in the Portfolios. These fees and payments range from 0.20% to 0.60% of the unaffiliated Portfolios’ average daily net assets. AXA Advisors or Distributors may also receive payments from the advisers or subadvisers of the unaffiliated Portfolios or their affiliates for certain distribution services, including expenses for sales meetings or seminar sponsorships that may relate to the policies and/or the advisers’ respective Portfolios.

AllianceBernstein serves as an investment advisor for a number of Portfolios in EQAT and VIP including the 1290 VT Natural Resources, 1290 VT Real Estate, EQ/AB Dynamic Aggressive Growth, EQ/AB Dynamic Growth, EQ/ AB Dynamic Moderate Growth, EQ/AB Short Duration Government Bond, EQ/AB Small Cap Growth, EQ/Common Stock Index, EQ/Equity 500 Index, EQ/International Equity Index, EQ/Large Cap Growth Index, EQ/Large Cap Value Index, EQ/Mid Cap Index and EQ/Small Company Index as well as a portion of EQ/Emerging Markets Equity PLUS, EQ/Large Cap Value Managed Volatility, EQ/Quality Bond PLUS, Multimanager Aggressive Equity, Multimanager Mid Cap Growth and Multimanager Technology. AllianceBernstein is a limited partnership which is indirectly majority- owned by AXA Equitable Holdings, Inc.

AXA Advisors and AXA Distributors are distributors and principal underwriters of the Contracts and the Account. They are both registered with the SEC as broker-dealers and are members of the Financial Industry Regulatory Authority (“FINRA”).

The Contracts are sold by financial professionals who are registered representatives of AXA Advisors and licensed insurance agents of AXA Network LLC, or its subsidiaries (“AXA Network”) (affiliates of AXA Equitable). AXA Network receives commissions under its General Sales Agreement with AXA Equitable and its Networking Agreement with AXA Advisors. AXA Advisors receives service-related payments under its Supervisory and Distribution Agreement with AXA Equitable. The financial professionals are compensated on a commission basis by AXA Network. The Contracts are also sold through licensed insurance agencies (both affiliated and unaffiliated with AXA Equitable) and their affiliated broker-dealers (who are registered with the SEC and members of the FINRA) that have entered into selling agreements with Distributors. The licensed insurance agents who sell AXA Equitable policies for these companies are appointed as agents of AXA Equitable and are registered representatives of the broker-dealers under contract with Distributors.

AXA Equitable serves as the transfer agent for EQAT and VIP.

There were no reorganizations within the Variable Investment Options of the Account during the year ended December 31, 2019.

FSA-200

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2019

6.	Reorganizations

In October 2018, AXA Equitable replaced certain portfolios (each a “Substituted Portfolio” and together, the “Substituted Portfolios”) which were offered for certain variable annuity contracts and/or variable life insurance contracts with new and substantially similar portfolios (each a “Replacement Portfolio” and together, the “Replacement Portfolios”). Correspondingly, the Variable Investment Options that invested in the Substituted Portfolios were replaced with the Variable Investment Options that invest in the Replacement Portfolios.

	Substituted Portfolio	Replacement Portfolio

October 22, 2018	American Century VP Mid Cap Value Fund	EQ/American Century Mid Cap Value

Share Class	Class II	Class IB
Shares	6,838,886	6,838,886
Net Asset Value	$20.52	$20.52
Net Assets Before Substitution	$140,333,940	$—
Net Assets After Substitution	$—	$140,333,940
Realized Gain	$3,692,050

October 22, 2018	Fidelity® VIP Contrafund® Portfolio	EQ/Fidelity Institutional AM® Large Cap(1)

Share Class	Service Class 2	Class IB
Shares	4,994,898	4,994,898
Net Asset Value	$34.69	$34.69
Net Assets Before Substitution	$173,273,002	$—
Net Assets After Substitution	$—	$173,273,002
Realized Gain	$8,747,063

October 22, 2018	Franklin Rising Dividends VIP Fund	EQ/Franklin Rising Dividends

Share Class	Class 2	Class IB
Shares	2,997,007	2,997,007
Net Asset Value	$27.02	$27.02
Net Assets Before Substitution	$80,974,037	$—
Net Assets After Substitution	$—	$80,974,037
Realized Gain	$2,872,247

October 22, 2018	Franklin Strategic Income VIP Fund	EQ/Franklin Strategic Income

Share Class	Class 2	Class IB
Shares	5,548,464	5,548,464
Net Asset Value	$10.42	$10.42
Net Assets Before Substitution	$57,824,432	$—
Net Assets After Substitution	$—	$57,824,432
Realized Loss	$(3,259,661)

October 22, 2018	Goldman Sachs VIT Mid Cap Value Fund	EQ/Goldman Sachs Mid Cap Value

Share Class	Service Shares	Class IB
Shares	1,631,102	1,631,102
Net Asset Value	$16.69	$16.69
Net Assets Before Substitution	$27,223,099	$—
Net Assets After Substitution	$—	$27,223,099
Realized Loss	$(385,131)

FSA-201

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2019

6.	Reorganizations (Continued)

	Substituted Portfolio	Replacement Portfolio

October 22, 2018	Invesco V.I. Global Real Estate Fund	EQ/Invesco Global Real Estate

Share Class	Series II	Class IB
Shares	4,550,998	4,550,998
Net Asset Value	$15.23	$15.23
Net Assets Before Substitution	$69,311,696	$—
Net Assets After Substitution	$—	$69,311,696
Realized Loss	$(4,069,876)

October 22, 2018	Invesco V.I. International Growth Fund	EQ/Invesco International Growth

Share Class	Series II	Class IB
Shares	1,313,147	1,313,147
Net Asset Value	$34.38	$34.38
Net Assets Before Substitution	$45,145,982	$—
Net Assets After Substitution	$—	$45,145,982
Realized Gain	$21,414

October 22, 2018	Lazard Retirement Emerging Markets Equity Portfolio	EQ/Lazard Emerging Markets Equity

Share Class	Service Shares	Class IB
Shares	4,204,821	4,204,821
Net Asset Value	$19.44	$19.44
Net Assets Before Substitution	$81,741,720	$—
Net Assets After Substitution	$—	$81,741,720
Realized Loss	$(4,550,394)

October 22, 2018	MFS® International Value Portfolio	EQ/MFS International Value

Share Class	Service Class	Class IB
Shares	8,724,199	8,724,199
Net Asset Value	$25.69	$25.69
Net Assets Before Substitution	$224,124,665	$—
Net Assets After Substitution	$—	$224,124,665
Realized Gain	$21,786,071

October 22, 2018	Ivy VIP Mid Cap Growth	EQ/MFS Mid Cap Focused Growth(2)

Share Class	Class II	Class IB
Shares	5,161,590	5,161,590
Net Asset Value	$12.14	$12.14
Net Assets Before Substitution	$62,672,021	$—
Net Assets After Substitution	$—	$62,672,021
Realized Gain	$8,759,129

October 22, 2018	MFS® Technology Portfolio	EQ/MFS Technology

Share Class	Service Class	Class IB
Shares	2,094,304	2,094,304
Net Asset Value	$18.36	$18.36
Net Assets Before Substitution	$38,451,421	$—
Net Assets After Substitution	$—	$38,451,421
Realized Gain	$8,713,486

FSA-202

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2019

6.	Reorganizations (Continued)

	Substituted Portfolio	Replacement Portfolio

October 22, 2018	MFS® Utilities Series	EQ/MFS Utilities Series

Share Class	Service Class	Class IB
Shares	1,748,362	1,748,362
Net Asset Value	$29.84	$29.84
Net Assets Before Substitution	$52,171,124	$—
Net Assets After Substitution	$—	$52,171,124
Realized Gain	$522,808

October 22, 2018	PIMCO Real Return Portfolio	EQ/PIMCO Real Return

Share Class	Advisor Class	Class IB
Shares	4,166,705	4,166,705
Net Asset Value	$11.87	$11.87
Net Assets Before Substitution	$49,458,788	$—
Net Assets After Substitution	$—	$49,458,788
Realized Loss	$(4,467,041)

October 22, 2018	PIMCO Total Return Portfolio	EQ/PIMCO Total Return

Share Class	Advisor Class	Class IB
Shares	15,637,293	15,637,293
Net Asset Value	$10.51	$10.51
Net Assets Before Substitution	$164,347,948	$—
Net Assets After Substitution	$—	$164,347,948
Realized Loss	$(7,416,081)

October 22, 2018	Ivy VIP Science and Technology	EQ/Science and Technology(3)

Share Class	Class II	Class IB
Shares	3,065,415	3,065,415
Net Asset Value	$28.96	$28.96
Net Assets Before Substitution	$88,786,081	$—
Net Assets After Substitution	$—	$88,786,081
Realized Gain	$12,947,250

October 22, 2018	T. Rowe Price Health Sciences Portfolio	EQ/T. Rowe Price Health Sciences

Share Class	Class II	Class IB
Shares	3,554,308	3,554,308
Net Asset Value	$45.62	$45.62
Net Assets Before Substitution	$162,147,540	$—
Net Assets After Substitution	$—	$162,147,540
Realized Loss	$26,248,550

October 22, 2018	Ivy VIP Energy	EQ/Wellington Energy(4)

Share Class	Class II	Class IB
Shares	5,503,081	5,503,081
Net Asset Value	$5.72	$5.72
Net Assets Before Substitution	$31,473,771	$—
Net Assets After Substitution	$—	$31,473,771
Realized Gain	$(1,152,224)

FSA-203

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2019

6.	Reorganizations (Concluded)

In November 2018, pursuant to a Plan of Reorganization, as approved by Board of Trustees of Ivy Variable Insurance Portfolios, Ivy VIP Small Cap Growth (the “Surviving Portfolio”) acquired the net assets of Ivy VIP Micro Cap Growth (the “Removed Portfolio”). Correspondingly, the Variable Investment Option that invested in the Removed Portfolio was replaced with the Variable Investment Option that invests in the Surviving Portfolio.

	Removed Portfolio	Surviving Portfolio

November 2, 2018	Ivy VIP Micro Cap Growth	Ivy VIP Small Cap Growth

Share Class	Class II	Class II
Shares	169,795	496,967
Net Asset Value	$25.63	$8.76
Net Assets Before Merger	$4,352,211	$—
Net Assets After Merger	$—	$4,352,211
Unrealized Gain	$622,162

(1)	Formerly known as EQ/Fidelity Institutional AMSM Large Cap.
(2)	Formerly known as EQ/Ivy Mid Cap Growth.
(3)	Formerly known as EQ/Ivy Science And Technology.
(4)	Formerly known as EQ/Ivy Energy.

7.	Asset-based Charges and Contractowner Charges

Charges are made directly against the net assets of the Account and are reflected daily in the computation of the unit values of the Contracts. These charges are reflected as “Asset-based Charges” in the Statement of Operations. Under the Contracts, AXA Equitable charges the account for the following:

	Mortality and Expense Risks	Asset-based Administration Charge	Distribution Charge	Current Aggregate Charge	Maximum Aggregated Charge

Accumulator 11.0 — Series B	0.80%	0.30%	0.20%	1.30%	1.30%

Accumulator 11.0 — Series CP	0.95%	0.35%	0.25%	1.55%	1.55%

Accumulator 11.0 — Series L	1.10%	0.30%	0.25%	1.65%	1.65%

Accumulator 11.0 — Series C	1.10%	0.25%	0.35%	1.70%	1.70%

Accumulator 13.0 — Series B	0.80%	0.30%	0.20%	1.30%	1.30%

Accumulator 13.0 — Series CP	1.05%	0.35%	0.25%	1.65%	1.65%

Accumulator 13.0 — Series L	1.10%	0.35%	0.25%	1.70%	1.70%

Investment Edge(1)	0.70%	0.30%	0.20%	1.20%	1.20%

Investment Edge ADV(1)	0.20%	0.10%	0.00%	0.30%	0.30%

Investment Edge Select(1)	0.75%	0.30%	0.20%	1.25%	1.25%

Investment Edge 15(1)	0.70%	0.30%	0.10%	1.10%	1.10%

Investment Edge 15 — ADV(1)	0.10%	0.20%	0.00%	0.30%	0.30%

Investment Edge 15 — Select(1)	0.75%	0.30%	0.20%	1.25%	1.25%

Retirement Cornerstone Series CP	0.95%	0.35%	0.25%	1.55%	1.55%

Retirement Cornerstone Series B	0.80%	0.30%	0.20%	1.30%	1.30%

Retirement Cornerstone Series L	1.10%	0.30%	0.25%	1.65%	1.65%

Retirement Cornerstone Series C	1.10%	0.25%	0.35%	1.70%	1.70%

Retirement Cornerstone 11 — Series B	0.80%	0.30%	0.20%	1.30%	1.30%

Retirement Cornerstone 11 — Series CP	0.95%	0.35%	0.25%	1.55%	1.55%

FSA-204

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2019

7.	Asset-based Charges and Contractowner Charges (Continued)

	Mortality and Expense Risks	Asset-based Administration Charge	Distribution Charge	Current Aggregate Charge	Maximum Aggregated Charge

Retirement Cornerstone 11 — Series C	1.10%	0.25%	0.35%	1.70%	1.70%

Retirement Cornerstone 11 — Series L	1.10%	0.30%	0.25%	1.65%	1.65%

Retirement Cornerstone 11 — Series ADV	0.35%	0.20%	0.10%	0.65%	0.65%

Retirement Cornerstone 12 — Series B	0.80%	0.30%	0.20%	1.30%	1.30%

Retirement Cornerstone 12 — Series C	1.10%	0.25%	0.35%	1.70%	1.70%

Retirement Cornerstone 12 — Series CP	0.95%	0.35%	0.25%	1.55%	1.55%

Retirement Cornerstone 12 — Series L	1.10%	0.30%	0.25%	1.65%	1.65%

Retirement Cornerstone 12 — Series ADV	0.35%	0.20%	0.10%	0.65%	0.65%

Retirement Cornerstone 13 — Series B	0.80%	0.30%	0.20%	1.30%	1.30%

Retirement Cornerstone 13 — Series CP	1.05%	0.35%	0.25%	1.65%	1.65%

Retirement Cornerstone 13 — Series L	1.10%	0.35%	0.25%	1.70%	1.70%

Retirement Cornerstone 15 — Series B	0.80%	0.30%	0.20%	1.30%	1.30%

Retirement Cornerstone 15 — Series E	0.80%	0.30%	0.20%	1.30%	1.30%

Retirement Cornerstone 15 — Series CP	1.05%	0.35%	0.25%	1.65%	1.65%

Retirement Cornerstone 15 — Series L	1.10%	0.35%	0.25%	1.70%	1.70%

Retirement Cornerstone 17 — Series B	0.80%	0.30%	0.20%	1.30%	1.30%

Retirement Cornerstone 17 — Series CP	1.05%	0.35%	0.25%	1.65%	1.65%

Retirement Cornerstone 19 — Series B	0.80%	0.30%	0.20%	1.30%	1.30%

Retirement Cornerstone 19 — Series CP	1.05%	0.35%	0.25%	1.65%	1.65%

Included as part of “Contract Maintenance Charges” in the Statements of Changes in Net Assets are certain administrative charges which are deducted from the Contractowners account value as a redemption of units.

(1)	We may deduct an annual fund facilitator fee with a maximum charge of 0.70% as an annual percentage of daily assets in order to make certain Variable Investment Options available under the contract. Currently the fee does not apply to any of the Investment Options offered.

The table below lists the fees charged by the Variable Investment Option assessed as a redemption of units. The range presented represents the fees that are actually assessed. Actual amounts may vary or may be zero depending on the Contract or a Contractowner’s account value. These charges are reflected as part of “Contractowners Transactions” in the Statement of Changes in Net Assets.

Charges	When charge is deducted	Amount deducted	How deducted

Charges for state premium and other applicable taxes	At time of transaction	Varies by state	Applied to an annuity payout option

Annual Administrative charge	Annually on each contract date anniversary.	Depending on account value, in Years 1 to 2 lesser of $30 or 2% of account value, thereafter $30.	Unit liquidation from account value

Contract Maintenance Fee	Annually on each contract date anniversary.	Depending on the account value, if less than $50,000 the fee is $50, for amounts of $50,000 or higher, $0.	Unit liquidation from account value

FSA-205

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2019

7.	Asset-based Charges and Contractowner Charges (Continued)

Charges	When charge is deducted	Amount deducted	How deducted

Withdrawal charge	At time of transaction	Low – 0%	Unit liquidation from account value

High – 8% in contract years 1 and 2. The charge declines 1% each contract year until it reaches 0% in contract year 10.

Note – Depending on the contract and/or certain elections made under the contract, the withdrawal charge may or may not apply.

Charge for each additional transfer in excess of 12 transfers per contract year	At time of transaction	Maximum Charge $35 Current Charge $0	Unit liquidation from account value

Special service charges

Express mail charge	At time of transaction	Current and Maximum Charge: $35	Unit liquidation from account value

Wire transfer charge	At time of transaction	Current and Maximum Charge: $90	Unit liquidation from account value

Duplicate contract charge	At time of transaction	Current and Maximum Charge: $35	Unit liquidation from account value

Check preparation charge	At time of transaction	Maximum Charge: $85 Current charge: $0	Unit liquidation from account value

Charge for third party transfer or exchange	At time of transaction	Maximum Charge: $125 Current charge: $65	Unit liquidation from account value

Note – This charge is currently waived. This waiver may discontinue at any time without notice.

Guaranteed Minimum Income Benefit		Current charge: 1.05%. Maximum charge 2.00%. AXA Equitable has the discretion to change the current fee after the first two contract years but it will never exceed the maximum fee.	Unit liquidation from account value

Guaranteed Minimum Income Benefit	Annually on each contract date anniversary for which the benefit is in effect.	Current charge: 1.15%. Maximum charge 2.30%. AXA Equitable has the discretion to change the current fee after the first two contract years but it will never exceed the maximum fee.	Unit liquidation from account value

Guaranteed Minimum Death Benefit

Highest Anniversary Value Death Benefit	Annually on each contract date anniversary	0.35% of the Annual ratchet to age 80 benefit base.	Unit liquidation from account value

Guaranteed Minimum Death Benefit	Annually on each contract anniversary	Current charge: 1.05%. Maximum charge 2.00%. AXA Equitable has the discretion to change the current fee after the first two contract years but it will never exceed the maximum fee.	Unit liquidation from account value

Greater of Death Benefit	Annually on each contract anniversary	Current Charge 0.90%. Maximum charge can be increased to 1.05% if the roll-up benefit base to age 85 resets.	Unit liquidation from account value

	Annually on each contract anniversary	Current Charge 0.95%. Maximum charge can be increased to 1.10% if the roll-up benefit base to age 85 resets.	Unit liquidation from account value

	Annually on each contract anniversary	Current Charge 0.90%. Maximum charge can be increased to 1.20% if the GIB benefit base resets.	Unit liquidation from account value

FSA-206

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2019

7.	Asset-based Charges and Contractowner Charges (Concluded)

Charges	When charge is deducted	Amount deducted	How deducted

	Annually on each contract anniversary	Current Charge 0.95%. Maximum charge can be increased to 1.25% if the GIB benefit base resets.	Unit liquidation from account value

	Annually on each contract anniversary	Current Charge 1.05% or 1.15% Maximum Charge 2.00% or 2.30%	Unit liquidation from account value

Greater of GMDB	Annually on each contract anniversary	GMBD election: 1.25% (max 2.50%)	Unit liquidation from account value

Greater of GMDB I	Annually on each contract anniversary	GMBD I election: 1.10% (max 2.30%)	Unit liquidation from account value

Greater of GMDB II	Annually on each contract anniversary	GMBD II election: 1.25% (max 2.60%)	Unit liquidation from account value

Greater of GMIB	Annually on each contract anniversary	GMIB election: 1.25% (max 2.50%)	Unit liquidation from account value

Greater of GMIB I	Annually on each contract anniversary	GMIB I election: 1.10% (max 2.30%)	Unit liquidation from account value

Greater of GMIB II	Annually on each contract anniversary	GMIB II election: 1.25% (max 2.60%)	Unit liquidation from account value

Greater of Income Benefit	Annually on each contract anniversary	Current Charge 0.95%. Maximum charge can be increased to 1.25% if the GIB benefit base resets.	Unit liquidation from account value

Return of Principal Death Benefit Charge	Annually on each contract anniversary	No Charge

Highest Anniversary Value Death Benefit Charge	Annually on each contract anniversary	0.25% — Current Charge (Max. 0.25%)	Unit liquidation from account value

	Annually on each contract anniversary	0.35% — Current Charge (Max. 0.35%)	Unit liquidation from account value

Annual Ratchet Death Benefit Charge	Annually on each contract anniversary	0.25% — Current Charge (Max. 0.25%)	Unit liquidation from account value

Earnings Enhancement Benefit	Annually on each contract date anniversary for which the benefit is in effect.	0.35%	Unit liquidation from account value

Guaranteed Withdrawal Benefit for Life	Annually on each contract date anniversary for which the benefit is in effect.

GMIB I Conversion: Current charge 1.10%. Maximum charge can be increased to 1.40%, if the GMIB is reset or if the GWBL benefit ratchets after conversion.

GMIB II Conversion: Current charge 1.25%. Maximum charge can be increased to 1.55%, if the GMIB II is reset or if the GWBL benefit ratchets after conversion.

Unit liquidation from account value

Protected Premium Death Benefit	Annually on each contract anniversary	Depending on the contract and age Current Charge: Ranges from low of 0.60% to age 65 to 20.00% over age 95 Maximum Charge: Ranges from low of 1.20% to age 65 and 40.00% over age 95.	Unit liquidation from account value

RMD Wealth Guard Death Benefit	Annually on each contract anniversary	Maximum Charge: 1.80% Current charge 0.90%	Unit liquidation from account value

	Annually on each contract anniversary	Maximum Charge: 1.20 (for issue ages 20-64). 2.00% (for issue ages 65-68). Current charge 0.60 )for issue ages 20-64) and 1.00% (for issue ages 65-68).	Unit liquidation from account value

FSA-207

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2019

8.	Financial Highlights

The ranges for the total return ratios and unit values correspond to the product groupings that produced the lowest and highest expense ratios. The lowest and the highest contract charge represents the annual contract expenses consisting of mortality, expense risk, financial accounting and other expenses, for each period indicated. This ratio includes only those expenses that result in direct reduction to unit value. Charges made directly to Contractowner account through the redemption of units and expenses of the respective Portfolio have been excluded. The summary may not reflect the minimum and maximum contract charges offered by the Company as Contractowners may not have selected all available and applicable contract options. Due to the timing of the introduction of new products into the Variable Account, contract charges and related unit values and total returns may fall outside of the ranges presented in the financial highlights.

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

1290 VT Convertible Securities
2019	Lowest contract charge 1.10% Class IB	$13.01	—	—	—	22.50%
	Highest contract charge 1.25% Class IB	$14.58	—	—	—	22.42%
	All contract charges	—	250	$3,477	4.12%	—
2018	Lowest contract charge 1.10% Class IB	$10.62	—	—	—	(5.26)%
	Highest contract charge 1.25% Class IB	$11.91	—	—	—	(5.48)%
	All contract charges	—	258	$2,934	2.52%	—
2017	Lowest contract charge 1.10% Class IB	$11.21	—	—	—	13.00%
	Highest contract charge 1.25% Class IB	$12.60	—	—	—	12.90%
	All contract charges	—	141	$1,723	3.23%	—
2016	Lowest contract charge 1.10% Class IB	$9.92	—	—	—	6.55%
	Highest contract charge 1.25% Class IB	$11.16	—	—	—	6.29%
	All contract charges	—	101	$1,110	3.70%	—
2015	Lowest contract charge 1.10% Class IB(c)	$9.31	—	—	—	(7.64)%
	Highest contract charge 1.25% Class IB	$10.50	—	—	—	(4.46)%
	All contract charges	—	266	$2,790	3.74%	—

1290 VT DoubleLine Dynamic Allocation
2019	Lowest contract charge 1.10% Class IB(h)	$11.21	—	—	—	16.77%
	Highest contract charge 1.70% Class IB	$12.74	—	—	—	16.13%
	All contract charges	—	1,409	$18,146	2.10%	—
2018	Lowest contract charge 1.30% Class IB	$11.24	—	—	—	(5.39)%
	Highest contract charge 1.70% Class IB	$10.97	—	—	—	(5.76)%
	All contract charges	—	1,364	$15,267	1.64%	—
2017	Lowest contract charge 1.30% Class IB	$11.88	—	—	—	8.20%
	Highest contract charge 1.70% Class IB	$11.64	—	—	—	7.68%
	All contract charges	—	1,428	$16,907	0.57%	—
2016	Lowest contract charge 1.30% Class IB	$10.98	—	—	—	7.23%
	Highest contract charge 1.70% Class IB	$10.81	—	—	—	6.82%
	All contract charges	—	1,376	$15,065	1.59%	—
2015	Lowest contract charge 1.30% Class IB	$10.24	—	—	—	(5.01)%
	Highest contract charge 1.70% Class IB	$10.12	—	—	—	(5.42)%
	All contract charges	—	1,186	$12,106	0.94%	—

1290 VT DoubleLine Opportunistic Bond
2019	Lowest contract charge 0.30% Class IB(d)	$11.35	—	—	—	7.79%
	Highest contract charge 1.70% Class IB	$10.60	—	—	—	6.32%
	All contract charges	—	2,795	$30,372	3.15%	—
2018	Lowest contract charge 1.10% Class IB	$10.24	—	—	—	(2.01)%
	Highest contract charge 1.70% Class IB	$9.97	—	—	—	(2.64)%
	All contract charges	—	2,368	$24,048	3.18%	—
2017	Lowest contract charge 1.10% Class IB	$10.45	—	—	—	2.75%
	Highest contract charge 1.70% Class IB	$10.24	—	—	—	2.20%
	All contract charges	—	2,018	$20,921	2.10%	—

FSA-208

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2019

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

1290 VT DoubleLine Opportunistic Bond (Continued)
2016	Lowest contract charge 1.10% Class IB	$10.17	—	—	—	3.78%
	Highest contract charge 1.70% Class IB	$10.02	—	—	—	3.09%
	All contract charges	—	708	$7,166	4.08%	—
2015	Lowest contract charge 1.10% Class IB(d)	$9.80	—	—	—	(1.90)%
	Highest contract charge 1.70% Class IB(c)	$9.72	—	—	—	(2.99)%
	All contract charges	—	163	$1,588	4.54%	—

1290 VT Energy
2019	Lowest contract charge 0.30% Class IB	$6.54	—	—	—	10.29%
	Highest contract charge 1.25% Class IB	$6.17	—	—	—	9.20%
	All contract charges	—	480	$3,139	2.36%	—
2018	Lowest contract charge 0.30% Class IB	$5.93	—	—	—	(22.48)%
	Highest contract charge 1.25% Class IB	$5.65	—	—	—	(23.13)%
	All contract charges	—	472	$2,800	2.00%	—
2017	Lowest contract charge 0.30% Class IB	$7.65	—	—	—	(2.30)%
	Highest contract charge 1.25% Class IB	$7.35	—	—	—	(3.16)%
	All contract charges	—	449	$3,454	2.45%	—
2016	Lowest contract charge 0.30% Class IB	$7.83	—	—	—	22.92%
	Highest contract charge 1.25% Class IB	$7.59	—	—	—	21.63%
	All contract charges	—	383	$3,047	1.73%	—
2015	Lowest contract charge 1.10% Class IB(c)	$7.04	—	—	—	(25.74)%
	Highest contract charge 1.25% Class IB	$6.24	—	—	—	(25.71)%
	All contract charges	—	199	$1,258	1.64%	—

1290 VT Equity Income
2019	Lowest contract charge 1.30% Class IA	$24.54	—	—	—	22.64%
	Highest contract charge 1.70% Class IA	$23.55	—	—	—	22.15%
	All contract charges	—	857	$20,796	2.24%	—
2018	Lowest contract charge 1.30% Class IA	$20.01	—	—	—	(12.85)%
	Highest contract charge 1.70% Class IA	$19.28	—	—	—	(13.23)%
	All contract charges	—	944	$18,720	1.95%	—
2017	Lowest contract charge 1.30% Class IA	$22.96	—	—	—	14.34%
	Highest contract charge 1.70% Class IA	$22.22	—	—	—	13.89%
	All contract charges	—	1,046	$23,794	1.72%	—
2016	Lowest contract charge 1.30% Class IA	$20.08	—	—	—	11.49%
	Highest contract charge 1.70% Class IA	$19.51	—	—	—	11.04%
	All contract charges	—	1,091	$21,723	2.06%	—
2015	Lowest contract charge 1.30% Class IA	$18.01	—	—	—	(2.96)%
	Highest contract charge 1.70% Class IA	$17.57	—	—	—	(3.36)%
	All contract charges	—	1,127	$20,140	1.63%	—

1290 VT Equity Income
2019	Lowest contract charge 1.10% Class IB	$13.31	—	—	—	22.90%
	Highest contract charge 1.70% Class IB	$11.31	—	—	—	22.01%
	All contract charges	—	870	$8,173	2.24%	—
2018	Lowest contract charge 1.10% Class IB	$10.83	—	—	—	(12.66)%
	Highest contract charge 1.70% Class IB	$9.27	—	—	—	(13.20)%
	All contract charges	—	994	$7,411	1.95%	—
2017	Lowest contract charge 1.10% Class IB	$12.40	—	—	—	14.50%
	Highest contract charge 1.70% Class IB	$10.68	—	—	—	13.98%
	All contract charges	—	1,237	$10,341	1.72%	—
2016	Lowest contract charge 1.10% Class IB	$10.83	—	—	—	11.76%
	Highest contract charge 1.70% Class IB	$9.37	—	—	—	11.02%
	All contract charges	—	1,275	$9,035	2.06%	—
2015	Lowest contract charge 1.10% Class IB(c)	$9.69	—	—	—	(2.91)%
	Highest contract charge 1.70% Class IB	$8.44	—	—	—	(3.32)%
	All contract charges	—	1,336	$8,448	1.63%	—

FSA-209

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2019

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

1290 VT GAMCO Mergers & Acquisitions
2019	Lowest contract charge 1.30% Class IA	$14.36	—	—	—	7.24%
	Highest contract charge 1.70% Class IA	$13.78	—	—	—	6.82%
	All contract charges	—	765	$10,822	4.08%	—
2018	Lowest contract charge 1.30% Class IA	$13.39	—	—	—	(6.17)%
	Highest contract charge 1.70% Class IA	$12.90	—	—	—	(6.59)%
	All contract charges	—	840	$11,107	1.48%	—
2017	Lowest contract charge 1.30% Class IA	$14.27	—	—	—	4.85%
	Highest contract charge 1.70% Class IA	$13.81	—	—	—	4.38%
	All contract charges	—	888	$12,517	0.17%	—
2016	Lowest contract charge 1.30% Class IA	$13.61	—	—	—	6.25%
	Highest contract charge 1.70% Class IA	$13.23	—	—	—	5.92%
	All contract charges	—	915	$12,319	0.01%	—
2015	Lowest contract charge 1.30% Class IA	$12.81	—	—	—	1.34%
	Highest contract charge 1.70% Class IA	$12.49	—	—	—	0.89%
	All contract charges	—	911	$11,544	0.00%	—

1290 VT GAMCO Mergers & Acquisitions
2019	Lowest contract charge 0.30% Class IB	$12.24	—	—	—	8.32%
	Highest contract charge 1.25% Class IB	$11.54	—	—	—	7.25%
	All contract charges	—	640	$7,261	4.08%	—
2018	Lowest contract charge 0.30% Class IB	$11.30	—	—	—	(5.20)%
	Highest contract charge 1.25% Class IB	$10.76	—	—	—	(6.03)%
	All contract charges	—	586	$6,207	1.48%	—
2017	Lowest contract charge 0.30% Class IB	$11.92	—	—	—	5.86%
	Highest contract charge 1.25% Class IB	$11.45	—	—	—	4.85%
	All contract charges	—	495	$5,588	0.17%	—
2016	Lowest contract charge 0.30% Class IB	$11.26	—	—	—	7.34%
	Highest contract charge 1.25% Class IB	$10.92	—	—	—	6.33%
	All contract charges	—	389	$4,207	0.001%	—
2015	Lowest contract charge 0.30% Class IB	$10.49	—	—	—	2.34%
	Highest contract charge 1.25% Class IB	$10.27	—	—	—	1.28%
	All contract charges	—	304	$3,110	0.00%	—

1290 VT GAMCO Small Company Value
2019	Lowest contract charge 1.30% Class IA	$28.38	—	—	—	21.75%
	Highest contract charge 1.70% Class IA	$27.23	—	—	—	21.24%
	All contract charges	—	8,032	$225,658	0.59%	—
2018	Lowest contract charge 0.65% Class IA	$18.82	—	—	—	(16.13)%
	Highest contract charge 1.70% Class IA	$22.46	—	—	—	(17.03)%
	All contract charges	—	8,696	$200,837	0.56%	—
2017	Lowest contract charge 0.65% Class IA	$22.44	—	—	—	15.37%
	Highest contract charge 1.70% Class IA	$27.07	—	—	—	14.12%
	All contract charges	—	9,108	$252,633	0.63%	—
2016	Lowest contract charge 0.65% Class IA	$19.45	—	—	—	22.48%
	Highest contract charge 1.70% Class IA	$23.72	—	—	—	21.21%
	All contract charges	—	8,949	$216,650	0.53%	—
2015	Lowest contract charge 0.65% Class IA	$15.88	—	—	—	(6.31)%
	Highest contract charge 1.70% Class IA	$19.57	—	—	—	(7.30)%
	All contract charges	—	8,664	$172,525	0.56%	—

1290 VT GAMCO Small Company Value
2019	Lowest contract charge 0.30% Class IB	$14.98	—	—	—	22.99%
	Highest contract charge 1.25% Class IB	$14.12	—	—	—	21.83%
	All contract charges	—	4,327	$58,145	0.59%	—
2018	Lowest contract charge 0.30% Class IB	$12.18	—	—	—	(15.83)%
	Highest contract charge 1.25% Class IB	$11.59	—	—	—	(16.62)%
	All contract charges	—	3,948	$43,787	0.56%	—

FSA-210

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2019

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

1290 VT GAMCO Small Company Value (Continued)
2017	Lowest contract charge 0.30% Class IB	$14.47	—	—	—	15.76%
	Highest contract charge 1.25% Class IB	$13.90	—	—	—	14.59%
	All contract charges	—	3,302	$44,286	0.63%	—
2016	Lowest contract charge 0.30% Class IB	$12.50	—	—	—	22.91%
	Highest contract charge 1.25% Class IB	$12.13	—	—	—	21.79%
	All contract charges	—	2,525	$29,851	0.53%	—
2015	Lowest contract charge 0.30% Class IB	$10.17	—	—	—	(6.01)%
	Highest contract charge 1.25% Class IB	$9.96	—	—	—	(6.92)%
	All contract charges	—	1,677	$16,544	0.56%	—

1290 VT High Yield Bond
2019	Lowest contract charge 1.10% Class IB	$11.67	—	—	—	11.67%
	Highest contract charge 1.70% Class IB	$12.28	—	—	—	11.03%
	All contract charges	—	1,615	$19,747	5.69%	—
2018	Lowest contract charge 1.10% Class IB	$10.45	—	—	—	(3.24)%
	Highest contract charge 1.70% Class IB	$11.06	—	—	—	(3.91)%
	All contract charges	—	1,260	$13,910	5.66%	—
2017	Lowest contract charge 1.10% Class IB	$10.80	—	—	—	5.26%
	Highest contract charge 1.70% Class IB	$11.51	—	—	—	4.73%
	All contract charges	—	1,182	$13,584	5.10%	—
2016	Lowest contract charge 1.10% Class IB	$10.26	—	—	—	10.56%
	Highest contract charge 1.70% Class IB	$10.99	—	—	—	9.79%
	All contract charges	—	1,007	$11,034	5.90%	—
2015	Lowest contract charge 1.10% Class IB(c)	$9.28	—	—	—	(7.29)%
	Highest contract charge 1.70% Class IB	$10.01	—	—	—	(4.76)%
	All contract charges	—	781	$7,803	2.19%	—

1290 VT Low Volatility Global Equity
2019	Lowest contract charge 1.10% Class IB	$13.37	—	—	—	18.74%
	Highest contract charge 1.30% Class IB	$11.56	—	—	—	18.44%
	All contract charges	—	263	$3,655	2.59%	—
2018	Lowest contract charge 1.10% Class IB	$11.26	—	—	—	(4.74)%
	Highest contract charge 1.30% Class IB(h)	$9.76	—	—	—	(3.27)%
	All contract charges	—	274	$3,253	2.93%	—
2017	Lowest contract charge 1.10% Class IB	$11.82	—	—	—	17.15%
	Highest contract charge 1.25% Class IB	$13.15	—	—	—	16.89%
	All contract charges	—	197	$2,521	1.63%	—
2016	Lowest contract charge 1.10% Class IB	$10.09	—	—	—	7.45%
	Highest contract charge 1.25% Class IB	$11.25	—	—	—	7.24%
	All contract charges	—	160	$1,769	2.25%	—
2015	Lowest contract charge 1.10% Class IB(c)	$9.39	—	—	—	(4.67)%
	Highest contract charge 1.25% Class IB	$10.49	—	—	—	(1.50)%
	All contract charges	—	112	$1,150	1.84%	—

1290 VT Micro Cap
2019	Lowest contract charge 1.10% Class IB	$11.21	—	—	—	28.11%
	Highest contract charge 1.65% Class IB(h)	$11.13	—	—	—	27.35%
	All contract charges	—	80	$889	0.25%	—
2018	Lowest contract charge 1.10% Class IB(h)	$8.75	—	—	—	(12.06)%
	Highest contract charge 1.30% Class IB(h)	$8.75	—	—	—	(11.97)%
	All contract charges	—	8	$66	0.09%	—

1290 VT Moderate Growth Allocation
2019	Lowest contract charge 1.30% Class IB(ab)	$11.26	—	—	—	10.94%
	Highest contract charge 1.65% Class IB(ab)	$11.22	—	—	—	10.54%
	All contract charges	—	1,719	$19,355	2.48%	—

FSA-211

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2019

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

1290 VT Multi-Alternative Strategies
2019	Lowest contract charge 1.10% Class IB	$10.41	—	—	—	6.44%
	Highest contract charge 1.25% Class IB(h)	$10.39	—	—	—	6.35%
	All contract charges	—	50	$521	3.73%	—
2018	Lowest contract charge 1.10% Class IB(h)	$9.78	—	—	—	(2.40)%
	Highest contract charge 1.10% Class IB(h)	$9.78	—	—	—	(2.40)%
	All contract charges	—	1	$14	1.78%	—

1290 VT Natural Resources
2019	Lowest contract charge 1.10% Class IB	$9.43	—	—	—	9.91%
	Highest contract charge 1.70% Class IB	$8.34	—	—	—	9.31%
	All contract charges	—	810	$7,067	4.99%	—
2018	Lowest contract charge 1.10% Class IB	$8.58	—	—	—	(15.05)%
	Highest contract charge 1.70% Class IB	$7.63	—	—	—	(15.50)%
	All contract charges	—	739	$5,820	2.69%	—
2017	Lowest contract charge 1.10% Class IB	$10.10	—	—	—	10.87%
	Highest contract charge 1.70% Class IB	$9.03	—	—	—	10.12%
	All contract charges	—	680	$6,284	2.65%	—
2016	Lowest contract charge 1.10% Class IB	$9.11	—	—	—	28.13%
	Highest contract charge 1.70% Class IB	$8.20	—	—	—	27.33%
	All contract charges	—	684	$5,680	3.00%	—
2015	Lowest contract charge 1.10% Class IB(c)	$7.11	—	—	—	(25.63)%
	Highest contract charge 1.70% Class IB	$6.44	—	—	—	(27.07)%
	All contract charges	—	324	$2,098	2.38%	—

1290 VT Real Estate
2019	Lowest contract charge 0.30% Class IB	$14.12	—	—	—	21.41%
	Highest contract charge 1.70% Class IB	$13.22	—	—	—	19.75%
	All contract charges	—	1,203	$15,893	5.23%	—
2018	Lowest contract charge 1.10% Class IB	$9.88	—	—	—	(6.62)%
	Highest contract charge 1.70% Class IB	$11.04	—	—	—	(7.15)%
	All contract charges	—	1,094	$12,114	3.80%	—
2017	Lowest contract charge 1.10% Class IB(c)	$10.58	—	—	—	9.07%
	Highest contract charge 1.70% Class IB	$11.89	—	—	—	8.49%
	All contract charges	—	1,125	$13,417	3.63%	—
2016	Lowest contract charge 0.65% Class IB	$10.34	—	—	—	3.92%
	Highest contract charge 1.70% Class IB	$10.96	—	—	—	2.81%
	All contract charges	—	1,120	$12,295	0.74%	—
2015	Lowest contract charge 0.65% Class IB	$9.95	—	—	—	(2.64)%
	Highest contract charge 1.70% Class IB	$10.66	—	—	—	(3.62)%
	All contract charges	—	858	$9,155	0.65%	—

1290 VT Small Cap Value
2019	Lowest contract charge 0.30% Class IB(h)	$10.22	—	—	—	25.40%
	Highest contract charge 1.65% Class IB(h)	$10.05	—	—	—	23.77%
	All contract charges	—	163	$1,641	1.64%	—
2018	Lowest contract charge 1.10% Class IB(h)	$8.13	—	—	—	(16.62)%
	Highest contract charge 1.30% Class IBh)	$8.13	—	—	—	(16.62)%
	All contract charges	—	13	$107	1.72%	—

1290 VT SmartBeta Equity
2019	Lowest contract charge 0.30% Class IB	$16.79	—	—	—	26.53%
	Highest contract charge 1.65% Class IB(h)	$11.87	—	—	—	24.82%
	All contract charges	—	254	$3,696	1.30%	—
2018	Lowest contract charge 1.10% Class IB	$11.30	—	—	—	(7.07)%
	Highest contract charge 1.30% Class IB(h)	$9.52	—	—	—	(5.65)%
	All contract charges	—	197	$2,315	1.39%	—

FSA-212

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2019

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

1290 VT SmartBeta Equity (Continued)
2017	Lowest contract charge 1.10% Class IB	$12.16	—	—	—	20.40%
	Highest contract charge 1.25% Class IB	$13.62	—	—	—	20.21%
	All contract charges	—	106	$1,393	1.42%	—
2016	Lowest contract charge 1.10% Class IB	$10.10	—	—	—	4.66%
	Highest contract charge 1.25% Class IB	$11.33	—	—	—	4.62%
	All contract charges	—	87	$955	1.44%	—
2015	Lowest contract charge 1.10% Class IB(c)	$9.65	—	—	—	(3.02)%
	Highest contract charge 1.25% Class IB	$10.83	—	—	—	(0.18)%
	All contract charges	—	65	$698	1.33%	—

1290 VT Socially Responsible
2019	Lowest contract charge 1.10% Class IB	$15.21	—	—	—	28.90%
	Highest contract charge 1.70% Class IB	$18.87	—	—	—	28.02%
	All contract charges	—	573	$9,553	0.98%	—
2018	Lowest contract charge 1.10% Class IB	$11.80	—	—	—	(5.45)%
	Highest contract charge 1.70% Class IB	$14.74	—	—	—	(5.99)%
	All contract charges	—	472	$6,185	1.19%	—
2017	Lowest contract charge 1.10% Class IB	$12.48	—	—	—	19.08%
	Highest contract charge 1.70% Class IB	$15.68	—	—	—	18.34%
	All contract charges	—	285	$4,332	1.05%	—
2016	Lowest contract charge 1.10% Class IB	$10.48	—	—	—	8.71%
	Highest contract charge 1.70% Class IB	$13.25	—	—	—	8.16%
	All contract charges	—	266	$3,503	1.27%	—
2015	Lowest contract charge 1.10% Class IB(c)	$9.64	—	—	—	(3.98)%
	Highest contract charge 1.70% Class IB	$12.25	—	—	—	(1.29)%
	All contract charges	—	208	$2,631	1.35%	—

7TwelveTM Balanced Portfolio
2019	Lowest contract charge 1.10% Class 4	$10.82	—	—	—	13.54%
	Highest contract charge 1.70% Class 4	$11.68	—	—	—	12.96%
	All contract charges	—	4,700	$55,051	1.14%	—
2018	Lowest contract charge 1.10% Class 4	$9.53	—	—	—	(9.58)%
	Highest contract charge 1.70% Class 4	$10.34	—	—	—	(10.24)%
	All contract charges	—	5,416	$55,914	0.43%	—
2017	Lowest contract charge 1.10% Class 4(c)	$10.54	—	—	—	9.11%
	Highest contract charge 1.70% Class 4	$11.52	—	—	—	8.47%
	All contract charges	—	6,266	$71,655	0.34%	—
2016	Lowest contract charge 0.30% Class 4	$9.97	—	—	—	8.96%
	Highest contract charge 1.70% Class 4	$10.62	—	—	—	7.38%
	All contract charges	—	7,083	$74,489	0.16%	—
2015	Lowest contract charge 0.30% Class 4	$9.15	—	—	—	(7.67)%
	Highest contract charge 1.70% Class 4	$9.89	—	—	—	(8.93)%
	All contract charges	—	7,921	$77,313	0.47%	—

AB VPS Balanced Wealth Strategy Portfolio
2019	Lowest contract charge 1.30% Class B	$18.12	—	—	—	16.68%
	Highest contract charge 1.70% Class B	$17.39	—	—	—	16.24%
	All contract charges	—	226	$4,063	2.19%	—
2018	Lowest contract charge 1.30% Class B	$15.53	—	—	—	(7.61)%
	Highest contract charge 1.70% Class B	$14.96	—	—	—	(8.05)%
	All contract charges	—	299	$4,596	1.70%	—
2017	Lowest contract charge 1.30% Class B	$16.81	—	—	—	14.12%
	Highest contract charge 1.70% Class B	$16.27	—	—	—	13.70%
	All contract charges	—	329	$5,470	1.79%	—
2016	Lowest contract charge 1.30% Class B	$14.73	—	—	—	3.08%
	Highest contract charge 1.70% Class B	$14.31	—	—	—	2.65%
	All contract charges	—	363	$5,298	1.82%	—

FSA-213

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2019

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

AB VPS Balanced Wealth Strategy Portfolio (Continued)
2015	Lowest contract charge 1.30% Class B	$14.29	—	—	—	0.00%
	Highest contract charge 1.70% Class B	$13.94	—	—	—	(0.43)%
	All contract charges	—	376	$5,337	2.01%	—

AB VPS Global Thematic Growth Portfolio
2019	Lowest contract charge 1.10% Class B	$14.19	—	—	—	28.30%
	Highest contract charge 1.25% Class B	$14.76	—	—	—	28.13%
	All contract charges	—	133	$1,929	0.16%	—
2018	Lowest contract charge 1.10% Class B	$11.06	—	—	—	(10.95)%
	Highest contract charge 1.25% Class B	$11.52	—	—	—	(11.11)%
	All contract charges	—	117	$1,310	0.00%	—
2017	Lowest contract charge 1.10% Class B	$12.42	—	—	—	34.85%
	Highest contract charge 1.25% Class B	$12.96	—	—	—	34.58%
	All contract charges	—	91	$1,155	0.27%	—
2016	Lowest contract charge 1.10% Class B	$9.21	—	—	—	(2.02)%
	Highest contract charge 1.25% Class B	$9.63	—	—	—	(2.03)%
	All contract charges	—	52	$489	0.00%	—
2015	Lowest contract charge 1.10% Class B(c)	$9.40	—	—	—	(6.37)%
	Highest contract charge 1.25% Class B	$9.83	—	—	—	1.34%
	All contract charges	—	15	$147	0.00%	—

AB VPS Growth and Income Portfolio
2019	Lowest contract charge 0.30% Class B	$15.74	—	—	—	23.26%
	Highest contract charge 1.25% Class B	$14.96	—	—	—	22.12%
	All contract charges	—	1,046	$15,320	1.04%	—
2018	Lowest contract charge 1.10% Class B	$11.87	—	—	—	(6.83)%
	Highest contract charge 1.25% Class B	$12.25	—	—	—	(7.06)%
	All contract charges	—	759	$9,082	0.74%	—
2017	Lowest contract charge 1.10% Class B	$12.74	—	—	—	17.20%
	Highest contract charge 1.25% Class B	$13.18	—	—	—	17.16%
	All contract charges	—	325	$4,194	1.25%	—
2016	Lowest contract charge 1.10% Class B	$10.87	—	—	—	9.91%
	Highest contract charge 1.25% Class B	$11.25	—	—	—	9.65%
	All contract charges	—	266	$2,945	0.95%	—
2015	Lowest contract charge 1.10% Class B(c)	$9.89	—	—	—	(0.80)%
	Highest contract charge 1.25% Class B	$10.26	—	—	—	0.20%
	All contract charges	—	108	$1,099	1.36%	—

AB VPS International Growth Portfolio
2019	Lowest contract charge 1.30% Class B	$13.87	—	—	—	25.52%
	Highest contract charge 1.70% Class B	$13.31	—	—	—	25.09%
	All contract charges	—	562	$7,713	0.28%	—
2018	Lowest contract charge 1.30% Class B	$11.05	—	—	—	(18.63)%
	Highest contract charge 1.70% Class B	$10.64	—	—	—	(19.03)%
	All contract charges	—	652	$7,139	0.41%	—
2017	Lowest contract charge 0.65% Class B	$12.37	—	—	—	33.73%
	Highest contract charge 1.70% Class B	$13.14	—	—	—	32.33%
	All contract charges	—	716	$9,644	0.94%	—
2016	Lowest contract charge 0.65% Class B	$9.25	—	—	—	(7.59)%
	Highest contract charge 1.70% Class B	$9.93	—	—	—	(8.65)%
	All contract charges	—	726	$7,354	0.00%	—
2015	Lowest contract charge 0.65% Class B	$10.01	—	—	—	(2.82)%
	Highest contract charge 1.70% Class B	$10.87	—	—	—	(3.81)%
	All contract charges	—	802	$8,882	0.06%	—

FSA-214

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2019

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

AB VPS Small/Mid Cap Value Portfolio
2019	Lowest contract charge 0.30% Class B	$13.40	—	—	—	19.54%
	Highest contract charge 1.25% Class B	$12.74	—	—	—	18.40%
	All contract charges	—	480	$6,015	0.33%	—
2018	Lowest contract charge 0.30% Class B	$11.21	—	—	—	(15.59)%
	Highest contract charge 1.25% Class B	$10.76	—	—	—	(16.39)%
	All contract charges	—	402	$4,259	0.22%	—
2017	Lowest contract charge 1.10% Class B(c)	$12.50	—	—	—	11.61%
	Highest contract charge 1.25% Class B	$12.87	—	—	—	11.53%
	All contract charges	—	317	$4,027	0.25%	—
2016	Lowest contract charge 0.30% Class B	$11.80	—	—	—	24.34%
	Highest contract charge 1.25% Class B	$11.54	—	—	—	23.16%
	All contract charges	—	250	$2,852	0.39%	—
2015	Lowest contract charge 0.30% Class B	$9.49	—	—	—	(5.95)%
	Highest contract charge 1.25% Class B	$9.37	—	—	—	(6.86)%
	All contract charges	—	122	$1,140	0.54%	—

All Asset Growth-Alt 20
2019	Lowest contract charge 1.30% Class IA	$17.50	—	—	—	17.53%
	Highest contract charge 1.70% Class IA	$16.79	—	—	—	17.09%
	All contract charges	—	1,658	$28,759	1.67%	—
2018	Lowest contract charge 1.30% Class IA	$14.89	—	—	—	(8.76)%
	Highest contract charge 1.70% Class IA	$14.34	—	—	—	(9.18)%
	All contract charges	—	1,865	$27,529	1.76%	—
2017	Lowest contract charge 1.30% Class IA	$16.32	—	—	—	14.45%
	Highest contract charge 1.70% Class IA	$15.79	—	—	—	13.92%
	All contract charges	—	1,946	$31,512	1.61%	—
2016	Lowest contract charge 1.30% Class IA	$14.26	—	—	—	8.11%
	Highest contract charge 1.70% Class IA	$13.86	—	—	—	7.78%
	All contract charges	—	1,294	$18,359	1.45%	—
2015	Lowest contract charge 1.30% Class IA	$13.19	—	—	—	(5.18)%
	Highest contract charge 1.70% Class IA	$12.86	—	—	—	(5.65)%
	All contract charges	—	1,122	$14,722	0.88%	—

All Asset Growth-Alt 20
2019	Lowest contract charge 1.10% Class IB	$11.72	—	—	—	17.79%
	Highest contract charge 1.25% Class IB	$11.67	—	—	—	17.64%
	All contract charges	—	1,089	$12,733	1.67%	—
2018	Lowest contract charge 1.10% Class IB	$9.95	—	—	—	(8.55)%
	Highest contract charge 1.25% Class IB	$9.92	—	—	—	(8.74)%
	All contract charges	—	1,145	$11,373	1.76%	—
2017	Lowest contract charge 1.10% Class IB(f)	$10.88	—	—	—	8.58%
	Highest contract charge 1.25% Class IB(f)	$10.87	—	—	—	8.48%
	All contract charges	—	1,153	$12,537	1.61%	—

ALPS | Red Rocks Listed Private Equity Portfolio
2019	Lowest contract charge 1.10% Class III	$14.75	—	—	—	38.24%
	Highest contract charge 1.25% Class III	$14.65	—	—	—	38.08%
	All contract charges	—	355	$5,227	0.00%	—
2018	Lowest contract charge 1.10% Class III(d)	$10.67	—	—	—	(13.46)%
	Highest contract charge 1.25% Class III	$10.61	—	—	—	(13.60)%
	All contract charges	—	360	$3,842	5.79%	—
2017	Lowest contract charge 0.30% Class III	$12.33	—	—	—	24.55%
	Highest contract charge 1.25% Class III	$12.28	—	—	—	23.29%
	All contract charges	—	268	$3,300	3.19%	—
2016	Lowest contract charge 1.10% Class III	$9.98	—	—	—	6.85%
	Highest contract charge 1.25% Class III	$9.96	—	—	—	6.64%
	All contract charges	—	158	$1,582	1.12%	—

FSA-215

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2019

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

ALPS | Red Rocks Listed Private Equity Portfolio (Continued)
2015	Lowest contract charge 1.10% Class III(d)	$9.34	—	—	—	(9.42)%
	Highest contract charge 1.25% Class III(d)	$9.34	—	—	—	(9.48)%
	All contract charges	—	48	$457	0.62%	—

American Century VP Inflation Protection Fund
2019	Lowest contract charge 0.30% Class II	$11.03	—	—	—	8.56%
	Highest contract charge 1.25% Class II	$10.40	—	—	—	7.55%
	All contract charges	—	840	$8,757	2.32%	—
2018	Lowest contract charge 1.10% Class II	$9.70	—	—	—	(3.87)%
	Highest contract charge 1.25% Class II	$9.67	—	—	—	(4.07)%
	All contract charges	—	817	$7,906	2.97%	—
2017	Lowest contract charge 1.10% Class II	$10.09	—	—	—	2.54%
	Highest contract charge 1.25% Class II	$10.08	—	—	—	2.44%
	All contract charges	—	627	$6,328	2.74%	—
2016	Lowest contract charge 1.10% Class II	$9.84	—	—	—	3.25%
	Highest contract charge 1.25% Class II	$9.84	—	—	—	3.04%
	All contract charges	—	438	$4,317	1.86%	—
2015	Lowest contract charge 1.10% Class II(c)	$9.53	—	—	—	(3.54)%
	Highest contract charge 1.25% Class II	$9.55	—	—	—	(3.63)%
	All contract charges	—	337	$3,208	1.92%	—

American Century VP Large Company Value
2019	Lowest contract charge 1.30% Class II	$24.39	—	—	—	25.66%
	Highest contract charge 1.70% Class II	$23.41	—	—	—	25.12%
	All contract charges	—	83	$1,991	1.91%	—
2018	Lowest contract charge 1.30% Class II	$19.41	—	—	—	(9.38)%
	Highest contract charge 1.70% Class II	$18.71	—	—	—	(9.74)%
	All contract charges	—	88	$1,680	1.57%	—
2017	Lowest contract charge 1.30% Class II	$21.42	—	—	—	9.51%
	Highest contract charge 1.70% Class II	$20.73	—	—	—	9.11%
	All contract charges	—	113	$2,376	1.58%	—
2016	Lowest contract charge 1.30% Class II	$19.56	—	—	—	13.52%
	Highest contract charge 1.70% Class II	$19.00	—	—	—	13.03%
	All contract charges	—	121	$2,365	1.96%	—
2015	Lowest contract charge 1.30% Class II	$17.23	—	—	—	(5.28)%
	Highest contract charge 1.70% Class II	$16.81	—	—	—	(5.67)%
	All contract charges	—	147	$2,523	1.35%	—

American Funds Insurance Series® Asset Allocation FundSM
2019	Lowest contract charge 1.10% Class 4	$13.54	—	—	—	19.61%
	Highest contract charge 1.25% Class 4	$14.75	—	—	—	19.43%
	All contract charges	—	6,917	$97,750	1.82%	—
2018	Lowest contract charge 1.10% Class 4	$11.32	—	—	—	(5.90)%
	Highest contract charge 1.25% Class 4	$12.35	—	—	—	(6.01)%
	All contract charges	—	5,924	$70,115	1.65%	—
2017	Lowest contract charge 1.10% Class 4	$12.03	—	—	—	14.68%
	Highest contract charge 1.25% Class 4	$13.14	—	—	—	14.46%
	All contract charges	—	4,036	$50,965	1.67%	—
2016	Lowest contract charge 1.10% Class 4	$10.49	—	—	—	7.92%
	Highest contract charge 1.25% Class 4	$11.48	—	—	—	7.79%
	All contract charges	—	2,434	$27,035	1.67%	—
2015	Lowest contract charge 1.10% Class 4(c)	$9.72	—	—	—	(2.11)%
	Highest contract charge 1.25% Class 4	$10.65	—	—	—	(0.19)%
	All contract charges	—	1,420	$14,981	2.33%	—

FSA-216

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2019

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

American Funds Insurance Series® Bond FundSM
2019	Lowest contract charge 0.65% Class 4	$11.21	—	—	—	8.41%
	Highest contract charge 1.70% Class 4	$10.53	—	—	—	7.23%
	All contract charges	—	3,573	$38,403	2.50%	—
2018	Lowest contract charge 0.65% Class 4	$10.34	—	—	—	(1.62)%
	Highest contract charge 1.70% Class 4	$9.82	—	—	—	(2.58)%
	All contract charges	—	3,487	$34,807	2.13%	—
2017	Lowest contract charge 0.65% Class 4	$10.51	—	—	—	2.64%
	Highest contract charge 1.70% Class 4	$10.08	—	—	—	1.61%
	All contract charges	—	4,010	$40,933	1.95%	—
2016	Lowest contract charge 0.65% Class 4	$10.24	—	—	—	2.20%
	Highest contract charge 1.70% Class 4	$9.92	—	—	—	1.02%
	All contract charges	—	3,991	$39,988	1.70%	—
2015	Lowest contract charge 0.65% Class 4	$10.02	—	—	—	(0.79)%
	Highest contract charge 1.70% Class 4	$9.82	—	—	—	(1.80)%
	All contract charges	—	2,649	$26,193	2.07%	—

American Funds Insurance Series® Global Growth FundSM
2019	Lowest contract charge 0.30% Class 4	$18.09	—	—	—	34.40%
	Highest contract charge 1.25% Class 4	$17.06	—	—	—	33.18%
	All contract charges	—	1,101	$17,303	1.01%	—
2018	Lowest contract charge 0.30% Class 4	$13.46	—	—	—	(9.48)%
	Highest contract charge 1.25% Class 4	$12.81	—	—	—	(10.36)%
	All contract charges	—	922	$10,929	0.58%	—
2017	Lowest contract charge 0.30% Class 4	$14.87	—	—	—	30.67%
	Highest contract charge 1.25% Class 4	$14.29	—	—	—	29.44%
	All contract charges	—	589	$7,918	0.72%	—
2016	Lowest contract charge 0.30% Class 4	$11.38	—	—	—	0.09%
	Highest contract charge 1.25% Class 4	$11.04	—	—	—	(0.81)%
	All contract charges	—	386	$4,005	0.77%	—
2015	Lowest contract charge 0.30% Class 4	$11.37	—	—	—	6.36%
	Highest contract charge 1.25% Class 4	$11.13	—	—	—	5.30%
	All contract charges	—	244	$2,669	1.33%	—

American Funds Insurance Series® Global Small Capitalization FundSM
2019	Lowest contract charge 0.30% Class 4	$15.47	—	—	—	30.88%
	Highest contract charge 1.70% Class 4	$16.02	—	—	—	28.99%
	All contract charges	—	1,397	$21,830	0.01%	—
2018	Lowest contract charge 0.30% Class 4	$11.82	—	—	—	(11.06)%
	Highest contract charge 1.70% Class 4	$12.42	—	—	—	(12.35)%
	All contract charges	—	1,382	$16,863	0.02%	—
2017	Lowest contract charge 0.30% Class 4	$13.29	—	—	—	25.26%
	Highest contract charge 1.70% Class 4	$14.17	—	—	—	23.54%
	All contract charges	—	1,194	$16,674	0.41%	—
2016	Lowest contract charge 0.30% Class 4	$10.61	—	—	—	1.53%
	Highest contract charge 1.70% Class 4	$11.47	—	—	—	0.09%
	All contract charges	—	1,083	$12,237	0.10%	—
2015	Lowest contract charge 0.30% Class 4	$10.45	—	—	—	(0.29)%
	Highest contract charge 1.70% Class 4	$11.46	—	—	—	(1.72)%
	All contract charges	—	1,077	$12,084	0.00%	—

American Funds Insurance Series® Growth-Income FundSM
2019	Lowest contract charge 0.30% Class 4	$19.27	—	—	—	25.46%
	Highest contract charge 1.25% Class 4	$18.16	—	—	—	24.21%
	All contract charges	—	1,787	$28,986	1.59%	—
2018	Lowest contract charge 0.30% Class 4	$15.36	—	—	—	(2.35)%
	Highest contract charge 1.25% Class 4	$14.62	—	—	—	(3.24)%
	All contract charges	—	1,461	$19,140	1.51%	—

FSA-217

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2019

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

American Funds Insurance Series® Growth-Income FundSM (Continued)
2017	Lowest contract charge 0.30% Class 4	$15.73	—	—	—	21.75%
	Highest contract charge 1.25% Class 4	$15.11	—	—	—	20.49%
	All contract charges	—	867	$11,955	1.52%	—
2016	Lowest contract charge 0.30% Class 4	$12.92	—	—	—	10.90%
	Highest contract charge 1.25% Class 4	$12.54	—	—	—	9.90%
	All contract charges	—	505	$6,035	1.49%	—
2015	Lowest contract charge 0.30% Class 4	$11.65	—	—	—	0.95%
	Highest contract charge 1.25% Class 4	$11.41	—	—	—	(0.09)%
	All contract charges	—	371	$4,158	1.91%	—

American Funds Insurance Series® International Growth and Income FundSM
2019	Lowest contract charge 1.10% Class 4	$11.52	—	—	—	21.14%
	Highest contract charge 1.25% Class 4	$11.71	—	—	—	20.85%
	All contract charges	—	839	$9,750	2.47%	—
2018	Lowest contract charge 1.10% Class 4	$9.51	—	—	—	(12.43)%
	Highest contract charge 1.25% Class 4	$9.69	—	—	—	(12.55)%
	All contract charges	—	715	$6,877	2.31%	—
2017	Lowest contract charge 1.10% Class 4	$10.86	—	—	—	23.27%
	Highest contract charge 1.25% Class 4	$11.08	—	—	—	23.25%
	All contract charges	—	506	$5,568	2.34%	—
2016	Lowest contract charge 1.10% Class 4	$8.81	—	—	—	0.11%
	Highest contract charge 1.25% Class 4	$8.99	—	—	—	(0.11)%
	All contract charges	—	361	$3,229	2.67%	—
2015	Lowest contract charge 1.10% Class 4(c)	$8.80	—	—	—	(12.09)%
	Highest contract charge 1.25% Class 4	$9.00	—	—	—	(7.02)%
	All contract charges	—	319	$2,871	2.52%	—

American Funds Insurance Series® Managed Risk Asset Allocation FundSM
2019	Lowest contract charge 1.30% Class P-2	$14.86	—	—	—	16.46%
	Highest contract charge 1.70% Class P-2	$14.46	—	—	—	16.05%
	All contract charges	—	488	$7,183	2.29%	—
2018	Lowest contract charge 1.30% Class P-2	$12.76	—	—	—	(6.18)%
	Highest contract charge 1.70% Class P-2	$12.46	—	—	—	(6.53)%
	All contract charges	—	509	$6,445	1.33%	—
2017	Lowest contract charge 1.30% Class P-2	$13.60	—	—	—	13.33%
	Highest contract charge 1.70% Class P-2	$13.33	—	—	—	12.87%
	All contract charges	—	562	$7,606	0.76%	—
2016	Lowest contract charge 1.30% Class P-2	$12.00	—	—	—	5.91%
	Highest contract charge 1.70% Class P-2	$11.81	—	—	—	5.45%
	All contract charges	—	484	$5,775	1.31%	—
2015	Lowest contract charge 1.30% Class P-2	$11.33	—	—	—	(2.41)%
	Highest contract charge 1.70% Class P-2	$11.20	—	—	—	(2.78)%
	All contract charges	—	504	$5,699	1.50%	—

American Funds Insurance Series® New World Fund®
2019	Lowest contract charge 0.30% Class 4	$13.22	—	—	—	28.47%
	Highest contract charge 1.70% Class 4	$12.95	—	—	—	26.71%
	All contract charges	—	5,102	$66,579	0.77%	—
2018	Lowest contract charge 0.30% Class 4	$10.29	—	—	—	(14.53)%
	Highest contract charge 1.70% Class 4	$10.22	—	—	—	(15.75)%
	All contract charges	—	5,012	$51,492	0.71%	—
2017	Lowest contract charge 0.30% Class 4	$12.04	—	—	—	28.63%
	Highest contract charge 1.70% Class 4	$12.13	—	—	—	26.88%
	All contract charges	—	4,386	$53,367	0.85	—
2016	Lowest contract charge 0.30% Class 4	$9.36	—	—	—	4.82%
	Highest contract charge 1.70% Class 4	$9.56	—	—	—	3.24%
	All contract charges	—	3,789	$36,229	0.67%	—

FSA-218

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2019

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

American Funds Insurance Series® New World Fund® (Continued)
2015	Lowest contract charge 0.30% Class 4	$8.93	—	—	—	(3.67)%
	Highest contract charge 1.70% Class 4	$9.26	—	—	—	(5.03)%
	All contract charges	—	3,247	$29,955	0.58%	—

BlackRock Global Allocation V.I. Fund
2019	Lowest contract charge 1.10% Class III(c )	$11.47	—	—	—	16.45%
	Highest contract charge 1.70% Class III	$14.72	—	—	—	15.81%
	All contract charges	—	7,684	$107,424	1.24%	—
2018	Lowest contract charge 0.30% Class III	$11.09	—	—	—	(7.81)%
	Highest contract charge 1.70% Class III	$12.71	—	—	—	(9.21)%
	All contract charges	—	8,626	$104,285	0.84%	—
2017	Lowest contract charge 0.30% Class III	$12.03	—	—	—	13.38%
	Highest contract charge 1.70% Class III	$14.00	—	—	—	11.82%
	All contract charges	—	9,120	$121,106	1.31%	—
2016	Lowest contract charge 0.30% Class III	$10.61	—	—	—	3.51%
	Highest contract charge 1.70% Class III	$12.52	—	—	—	2.04%
	All contract charges	—	8,837	$105,416	1.26%	—
2015	Lowest contract charge 0.30% Class III	$10.25	—	—	—	(1.35)%
	Highest contract charge 1.70% Class III	$12.27	—	—	—	(2.70)%
	All contract charges	—	8,262	$97,493	1.11%	—

BlackRock Large Cap Focus Growth V.I. Fund
2019	Lowest contract charge 1.30% Class III	$35.93	—	—	—	30.61%
	Highest contract charge 1.70% Class III	$34.48	—	—	—	30.06%
	All contract charges	—	1,806	$64,298	0.00%	—
2018	Lowest contract charge 1.30% Class III	$27.51	—	—	—	1.44%
	Highest contract charge 1.70% Class III	$26.51	—	—	—	1.03%
	All contract charges	—	2,054	$55,833	0.00%	—
2017	Lowest contract charge 1.30% Class III	$27.12	—	—	—	27.50%
	Highest contract charge 1.70% Class III	$26.24	—	—	—	27.01%
	All contract charges	—	1,611	$43,359	0.00%	—
2016	Lowest contract charge 0.65% Class III	$19.69	—	—	—	6.84%
	Highest contract charge 1.70% Class III	$20.66	—	—	—	5.73%
	All contract charges	—	1,589	$33,551	0.48%	—
2015	Lowest contract charge 0.65% Class III	$18.43	—	—	—	1.82%
	Highest contract charge 1.70% Class III	$19.54	—	—	—	0.77%
	All contract charges	—	1,580	$31,474	0.39%	—

CharterSM Aggressive Growth
2019	Lowest contract charge 1.10% Class B	$11.93	—	—	—	19.42%
	Highest contract charge 1.25% Class B	$12.56	—	—	—	19.17%
	All contract charges	—	1,217	$14,746	2.25%	—
2018	Lowest contract charge 1.10% Class B	$9.99	—	—	—	(9.76)%
	Highest contract charge 1.25% Class B	$10.54	—	—	—	(9.84)%
	All contract charges	—	676	$6,962	1.39%	—
2017	Lowest contract charge 1.10% Class B	$11.07	—	—	—	15.55%
	Highest contract charge 1.25% Class B	$11.69	—	—	—	15.29%
	All contract charges	—	556	$6,418	1.27%	—
2016	Lowest contract charge 1.10% Class B	$9.58	—	—	—	7.28%
	Highest contract charge 1.25% Class B	$10.14	—	—	—	7.19%
	All contract charges	—	524	$5,261	0.83%	—
2015	Lowest contract charge 1.10% Class B(c)	$8.93	—	—	—	(9.71)%
	Highest contract charge 1.25% Class B	$9.46	—	—	—	(6.80)%
	All contract charges	—	448	$4,229	0.99%	—

FSA-219

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2019

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

CharterSM Conservative
2019	Lowest contract charge 1.10% Class B	$11.21	—	—	—	10.66%
	Highest contract charge 1.25% Class B	$11.39	—	—	—	10.48%
	All contract charges	—	3,813	$43,197	2.60%	—
2018	Lowest contract charge 1.10% Class B	$10.13	—	—	—	(4.34)%
	Highest contract charge 1.25% Class B	$10.31	—	—	—	(4.45)%
	All contract charges	—	3,081	$31,599	1.95%	—
2017	Lowest contract charge 1.10% Class B	$10.59	—	—	—	6.86%
	Highest contract charge 1.25% Class B	$10.79	—	—	—	6.73%
	All contract charges	—	2,892	$31,054	1.70%	—
2016	Lowest contract charge 1.10% Class B	$9.91	—	—	—	4.54%
	Highest contract charge 1.25% Class B	$10.11	—	—	—	4.44%
	All contract charges	—	2,872	$28,929	2.49%	—
2015	Lowest contract charge 1.10% Class B(c)	$9.48	—	—	—	(4.63)%
	Highest contract charge 1.25% Class B	$9.68	—	—	—	(3.87)%
	All contract charges	—	1,788	$17,270	1.75%	—
CharterSM Growth
2019	Lowest contract charge 1.10% Class B	$11.79	—	—	—	17.31%
	Highest contract charge 1.25% Class B	$12.34	—	—	—	17.19%
	All contract charges	—	2,249	$27,099	2.20%	—
2018	Lowest contract charge 1.10% Class B	$10.05	—	—	—	(8.47)%
	Highest contract charge 1.25% Class B	$10.53	—	—	—	(8.67)%
	All contract charges	—	1,426	$14,855	1.58%	—
2017	Lowest contract charge 1.10% Class B	$10.98	—	—	—	13.55%
	Highest contract charge 1.25% Class B	$11.53	—	—	—	13.48%
	All contract charges	—	1,178	$13,482	1.35%	—
2016	Lowest contract charge 1.10% Class B	$9.67	—	—	—	6.38%
	Highest contract charge 1.25% Class B	$10.16	—	—	—	6.17%
	All contract charges	—	1,228	$12,410	1.36%	—
2015	Lowest contract charge 1.10% Class B(c)	$9.09	—	—	—	(8.27)%
	Highest contract charge 1.25% Class B	$9.57	—	—	—	(5.81)%
	All contract charges	—	1,243	$11,889	1.06%	—

CharterSM Moderate
2019	Lowest contract charge 0.30% Class B	$12.57	—	—	—	14.48%
	Highest contract charge 1.70% Class B	$11.36	—	—	—	12.92%
	All contract charges	—	3,426	$40,166	2.27%	—
2018	Lowest contract charge 0.30% Class B	$10.98	—	—	—	(5.18)%
	Highest contract charge 1.70% Class B	$10.06	—	—	—	(6.51)%
	All contract charges	—	3,144	$32,550	1.87%	—
2017	Lowest contract charge 0.30% Class B	$11.58	—	—	—	10.60%
	Highest contract charge 1.70% Class B	$10.76	—	—	—	9.02%
	All contract charges	—	3,037	$33,504	1.73%	—
2016	Lowest contract charge 0.30% Class B	$10.47	—	—	—	5.86%
	Highest contract charge 1.70% Class B	$9.87	—	—	—	4.44%
	All contract charges	—	2,339	$23,612	1.95%	—
2015	Lowest contract charge 0.30% Class B(a)	$9.89	—	—	—	(3.32)%
	Highest contract charge 1.70% Class B	$9.45	—	—	—	(6.16)%
	All contract charges	—	2,049	$19,789	1.48%	—

CharterSM Moderate Growth
2019	Lowest contract charge 0.30% Class B	$12.93	—	—	—	16.38%
	Highest contract charge 1.70% Class B(a)	$11.58	—	—	—	14.77%
	All contract charges	—	2,948	$35,195	1.91%	—
2018	Lowest contract charge 0.30% Class B	$11.11	—	—	—	(6.48)%
	Highest contract charge 1.65% Class B	$10.11	—	—	—	(7.76)%
	All contract charges	—	2,723	$28,270	1.77%	—

FSA-220

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2019

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

CharterSM Moderate Growth (Continued)
2017	Lowest contract charge 0.30% Class B	$11.88	—	—	—	12.50%
	Highest contract charge 1.65% Class B	$10.96	—	—	—	11.04%
	All contract charges	—	2,155	$24,244	1.38%	—
2016	Lowest contract charge 0.30% Class B	$10.56	—	—	—	6.56%
	Highest contract charge 1.65% Class B	$9.87	—	—	—	5.00%
	All contract charges	—	2,156	$21,857	1.90%	—
2015	Lowest contract charge 1.10% Class B(c)	$9.27	—	—	—	(6.65)%
	Highest contract charge 1.65% Class B	$9.40	—	—	—	(6.75)%
	All contract charges	—	1,739	$16,803	1.58%	—

CharterSM Multi-Sector Bond
2019	Lowest contract charge 1.30% Class B	$12.09	—	—	—	5.50%
	Highest contract charge 1.70% Class B	$27.90	—	—	—	5.08%
	All contract charges	—	108	$1,477	2.01%	—
2018	Lowest contract charge 1.30% Class B	$11.46	—	—	—	(1.80)%
	Highest contract charge 1.70% Class B	$26.55	—	—	—	(2.21)%
	All contract charges	—	111	$1,441	2.02%	—
2017	Lowest contract charge 1.30% Class B	$11.67	—	—	—	0.95%
	Highest contract charge 1.70% Class B	$27.15	—	—	—	0.52%
	All contract charges	—	139	$1,798	1.55%	—
2016	Lowest contract charge 1.30% Class B	$11.56	—	—	—	1.58%
	Highest contract charge 1.70% Class B	$27.01	—	—	—	1.16%
	All contract charges	—	150	$1,938	1.98%	—
2015	Lowest contract charge 1.30% Class B	$11.38	—	—	—	(1.90)%
	Highest contract charge 1.70% Class B	$26.70	—	—	—	(2.31)%
	All contract charges	—	192	$2,406	1.49%	—

CharterSM Small Cap Growth
2019	Lowest contract charge 0.30% Class B	$16.34	—	—	—	32.63%
	Highest contract charge 1.70% Class B	$15.37	—	—	—	30.70%
	All contract charges	—	946	$11,486	1.95%	—
2018	Lowest contract charge 0.30% Class B	$12.32	—	—	—	(5.30)%
	Highest contract charge 1.70% Class B	$11.76	—	—	—	(6.59)%
	All contract charges	—	938	$8,820	3.68%	—
2017	Lowest contract charge 0.30% Class B	$13.01	—	—	—	24.02%
	Highest contract charge 1.70% Class B	$12.59	—	—	—	22.23%
	All contract charges	—	993	$9,947	2.67%	—
2016	Lowest contract charge 0.30% Class B	$10.49	—	—	—	9.04%
	Highest contract charge 1.70% Class B	$10.30	—	—	—	7.52%
	All contract charges	—	969	$7,997	0.00%	—
2015	Lowest contract charge 0.30% Class B	$9.62	—	—	—	(6.33)%
	Highest contract charge 1.70% Class B	$9.58	—	—	—	(7.71)%
	All contract charges	—	1,003	$7,879	0.29%	—

CharterSM Small Cap Value
2019	Lowest contract charge 1.10% Class B	$12.25	—	—	—	23.24%
	Highest contract charge 1.70% Class B	$25.39	—	—	—	22.54%
	All contract charges	—	703	$13,530	0.46%	—
2018	Lowest contract charge 1.10% Class B	$9.94	—	—	—	(13.94)%
	Highest contract charge 1.70% Class B	$20.72	—	—	—	(14.49)%
	All contract charges	—	868	$14,641	1.12%	—
2017	Lowest contract charge 1.10% Class B	$11.55	—	—	—	10.10%
	Highest contract charge 1.70% Class B	$24.23	—	—	—	9.39%
	All contract charges	—	705	$13,781	1.28%	—
2016	Lowest contract charge 1.10% Class B	$10.49	—	—	—	23.85%
	Highest contract charge 1.70% Class B	$22.15	—	—	—	23.12%
	All contract charges	—	1,040	$19,843	1.81%	—

FSA-221

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2019

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

CharterSM Small Cap Value (Continued)
2015	Lowest contract charge 1.10% Class B(c)	$8.47	—	—	—	(14.27)%
	Highest contract charge 1.70% Class B	$17.99	—	—	—	(14.62)%
	All contract charges	—	1,317	$20,338	0.87%	—

ClearBridge Variable Aggressive Growth Portfolio
2019	Lowest contract charge 0.30% Class II	$13.79	—	—	—	24.35%
	Highest contract charge 1.70% Class II	$12.75	—	—	—	22.71%
	All contract charges	—	4,165	$53,462	0.75%	—
2018	Lowest contract charge 1.10% Class II	$9.58	—	—	—	(9.54)%
	Highest contract charge 1.70% Class II	$10.39	—	—	—	(10.20)%
	All contract charges	—	4,475	$46,680	0.37%	—
2017	Lowest contract charge 1.10% Class II	$10.59	—	—	—	14.73%
	Highest contract charge 1.70% Class II	$11.57	—	—	—	14.10%
	All contract charges	—	4,641	$53,721	0.27%	—
2016	Lowest contract charge 1.10% Class II	$9.23	—	—	—	(0.22)%
	Highest contract charge 1.70% Class II	$10.14	—	—	—	(0.78)%
	All contract charges	—	4,463	$45,225	0.42%	—
2015	Lowest contract charge 1.10% Class II(c)	$9.25	—	—	—	(8.87)%
	Highest contract charge 1.70% Class II	$10.22	—	—	—	(3.68)%
	All contract charges	—	4,018	$41,163	0.11%	—

ClearBridge Variable Appreciation Portfolio
2019	Lowest contract charge 1.30 % Class II	$15.57	—	—	—	27.83%
	Highest contract charge 1.70% Class II	$15.26	—	—	—	27.27%
	All contract charges	—	1,227	$19,083	1.28%	—
2018	Lowest contract charge 1.30 % Class II	$12.18	—	—	—	(3.26)%
	Highest contract charge 1.70% Class II	$11.99	—	—	—	(3.62)%
	All contract charges	—	1,137	$13,831	1.18%	—
2017	Lowest contract charge 1.30 % Class II	$12.59	—	—	—	17.77%
	Highest contract charge 1.70% Class II	$12.44	—	—	—	17.25%
	All contract charges	—	1,025	$12,893	1.14%	—
2016	Lowest contract charge 1.30 % Class II	$10.69	—	—	—	7.98%
	Highest contract charge 1.70% Class II	$10.61	—	—	—	7.61%
	All contract charges	—	781	$8,342	1.41%	—
2015	Lowest contract charge 1.30 % Class II(a)	$9.90	—	—	—	(1.69)%
	Highest contract charge 1.70% Class II(a)	$9.86	—	—	—	(2.09)%
	All contract charges	—	456	$4,512	2.35%	—

ClearBridge Variable Dividend Strategy Portfolio
2019	Lowest contract charge 1.10% Class II	$15.44	—	—	—	29.97%
	Highest contract charge 1.70% Class II	$15.80	—	—	—	29.19%
	All contract charges	—	2,908	$46,390	1.44%	—
2018	Lowest contract charge 1.10% Class II	$11.88	—	—	—	(6.01)%
	Highest contract charge 1.70% Class II	$12.23	—	—	—	(6.64)%
	All contract charges	—	2,562	$31,532	1.45%	—
2017	Lowest contract charge 1.10% Class II	$12.64	—	—	—	17.69%
	Highest contract charge 1.70% Class II	$13.10	—	—	—	16.96%
	All contract charges	—	2,293	$30,208	1.46%	—
2016	Lowest contract charge 1.10% Class II	$10.74	—	—	—	13.53%
	Highest contract charge 1.70% Class II	$11.20	—	—	—	12.90%
	All contract charges	—	1,916	$21,544	1.68%	—
2015	Lowest contract charge 1.10% Class II(c)	$9.46	—	—	—	(4.64)%
	Highest contract charge 1.70% Class II	$9.92	—	—	—	(6.06)%
	All contract charges	—	1,198	$11,927	2.27%	—

FSA-222

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2019

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

ClearBridge Variable Mid Cap Portfolio
2019	Lowest contract charge 1.30 % Class II	$13.29	—	—	—	30.94%
	Highest contract charge 1.70% Class II	$13.03	—	—	—	30.43%
	All contract charges	—	437	$5,779	0.37%	—
2018	Lowest contract charge 1.30 % Class II	$10.15	—	—	—	(13.98)%
	Highest contract charge 1.70% Class II	$9.99	—	—	—	(14.32)%
	All contract charges	—	422	$4,270	0.19%	—
2017	Lowest contract charge 1.30 % Class II	$11.80	—	—	—	11.11%
	Highest contract charge 1.70% Class II	$11.66	—	—	—	10.63%
	All contract charges	—	391	$4,609	0.20%	—
2016	Lowest contract charge 1.30 % Class II	$10.62	—	—	—	7.71%
	Highest contract charge 1.70% Class II	$10.54	—	—	—	7.33%
	All contract charges	—	349	$3,714	0.44%	—
2015	Lowest contract charge 1.30 % Class II(a)	$9.86	—	—	—	(3.14)%
	Highest contract charge 1.70% Class II(a)	$9.82	—	—	—	(3.54)%
	All contract charges	—	229	$2,255	0.04%	—

Delaware VIP® Diversified Income Series
2019	Lowest contract charge 0.30% Service Class	$11.80	—	—	—	9.77%
	Highest contract charge 1.25% Service Class	$11.13	—	—	—	8.80%
	All contract charges	—	2,069	$22,622	2.45%	—
2018	Lowest contract charge 0.30% Service Class	$10.75	—	—	—	(2.63)%
	Highest contract charge 1.25% Service Class	$10.23	—	—	—	(3.58)%
	All contract charges	—	1,817	$18,311	2.89%	—
2017	Lowest contract charge 0.30% Service Class	$11.04	—	—	—	4.55%
	Highest contract charge 1.25% Service Class	$10.61	—	—	—	3.61%
	All contract charges	—	1,656	$17,317	2.26%	—
2016	Lowest contract charge 0.30% Service Class	$10.56	—	—	—	3.02%
	Highest contract charge 1.25% Service Class	$10.24	—	—	—	1.99%
	All contract charges	—	1,317	$13,346	2.90%	—
2015	Lowest contract charge 0.30% Service Class	$10.25	—	—	—	(1.63)%
	Highest contract charge 1.25% Service Class	$10.04	—	—	—	(2.62)%
	All contract charges	—	990	$9,912	2.62%	—

Delaware VIP® Emerging Markets Series
2019	Lowest contract charge 1.10% Service Class	$12.31	—	—	—	20.92%
	Highest contract charge 1.25% Service Class	$11.63	—	—	—	20.77%
	All contract charges	—	575	$6,974	0.39%	—
2018	Lowest contract charge 1.10% Service Class	$10.18	—	—	—	(16.97)%
	Highest contract charge 1.25% Service Class	$9.63	—	—	—	(17.05)%
	All contract charges	—	439	$4,376	2.86%	—
2017	Lowest contract charge 1.10% Service Class	$12.26	—	—	—	38.69%
	Highest contract charge 1.25% Service Class	$11.61	—	—	—	38.38%
	All contract charges	—	267	$3,190	0.28%	—
2016	Lowest contract charge 1.10% Service Class	$8.84	—	—	—	12.47%
	Highest contract charge 1.25% Service Class	$8.39	—	—	—	12.32%
	All contract charges	—	122	$1,032	0.82%	—
2015	Lowest contract charge 1.10% Service Class(c)	$7.86	—	—	—	(18.30)%
	Highest contract charge 1.25% Service Class	$7.47	—	—	—	(15.88)%
	All contract charges	—	105	$790	0.52%	—

Delaware VIP® Limited-Term Diversified Income Series
2019	Lowest contract charge 0.30% Service Class	$10.90	—	—	—	4.51%
	Highest contract charge 1.25% Service Class	$10.28	—	—	—	3.52%
	All contract charges	—	1,113	$11,440	2.40%	—
2018	Lowest contract charge 0.30% Service Class	$10.43	—	—	—	(0.29)%
	Highest contract charge 1.25% Service Class	$9.93	—	—	—	(1.19)%
	All contract charges	—	996	$9,885	2.43%	—

FSA-223

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2019

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

Delaware VIP® Limited-Term Diversified Income Series (Continued)
2017	Lowest contract charge 0.30% Service Class	$10.46	—	—	—	1.65%
	Highest contract charge 1.25% Service Class	$10.05	—	—	—	0.60%
	All contract charges	—	1,017	$10,209	1.79%	—
2016	Lowest contract charge 1.10% Service Class	$9.92	—	—	—	0.51%
	Highest contract charge 1.25% Service Class	$9.99	—	—	—	0.40%
	All contract charges	—	904	$9,014	1.45%	—
2015	Lowest contract charge 1.10% Service Class(c)	$9.87	—	—	—	(1.00)%
	Highest contract charge 1.25% Service Class	$9.95	—	—	—	(0.60)%
	All contract charges	—	637	$6,330	1.46%	—

Eaton Vance VT Floating-Rate Income Fund
2019	Lowest contract charge 0.30% Initial Class	$11.89	—	—	—	6.83%
	Highest contract charge 1.70% Initial Class	$10.90	—	—	—	5.21%
	All contract charges	—	4,677	$52,057	4.30%	—
2018	Lowest contract charge 0.30% Initial Class	$11.13	—	—	—	(0.45)%
	Highest contract charge 1.70% Initial Class	$10.36	—	—	—	(1.80)%
	All contract charges	—	4,393	$46,214	3.81%	—
2017	Lowest contract charge 0.30% Initial Class	$11.18	—	—	—	3.14%
	Highest contract charge 1.70% Initial Class	$10.55	—	—	—	1.74%
	All contract charges	—	2,652	$28,322	3.26%	—
2016	Lowest contract charge 0.30% Initial Class	$10.84	—	—	—	8.62%
	Highest contract charge 1.70% Initial Class	$10.37	—	—	—	7.13%
	All contract charges	—	1,954	$20,455	3.47%	—
2015	Lowest contract charge 0.30% Initial Class	$9.98	—	—	—	(1.29)%
	Highest contract charge 1.70% Initial Class(a)	$9.68	—	—	—	(3.68)%
	All contract charges	—	1,245	$12,125	3.34%	—

EQ/400 Managed Volatility
2019	Lowest contract charge 0.65% Class IB	$22.43	—	—	—	24.13%
	Highest contract charge 1.70% Class IB	$24.26	—	—	—	22.77%
	All contract charges	—	2,787	$64,841	0.93%	—
2018	Lowest contract charge 0.65% Class IB	$18.07	—	—	—	(12.83)%
	Highest contract charge 1.70% Class IB	$19.76	—	—	—	(13.75)%
	All contract charges	—	3,091	$58,913	0.89%	—
2017	Lowest contract charge 0.65% Class IB	$20.73	—	—	—	14.47%
	Highest contract charge 1.70% Class IB	$22.91	—	—	—	13.25%
	All contract charges	—	3,593	$79,230	0.74%	—
2016	Lowest contract charge 0.65% Class IB	$18.11	—	—	—	18.91%
	Highest contract charge 1.70% Class IB	$20.23	—	—	—	17.68%
	All contract charges	—	3,959	$78,033	0.74%	—
2015	Lowest contract charge 0.65% Class IB	$15.23	—	—	—	(3.73)%
	Highest contract charge 1.70% Class IB	$17.19	—	—	—	(4.76)%
	All contract charges	—	4,241	$72,320	0.54%	—

EQ/500 Managed Volatility
2019	Lowest contract charge 0.65% Class IB	$26.01	—	—	—	29.08%
	Highest contract charge 1.70% Class IB	$25.87	—	—	—	27.69%
	All contract charges	—	6,094	$155,911	1.46%	—
2018	Lowest contract charge 0.65% Class IB	$20.15	—	—	—	(6.67)%
	Highest contract charge 1.70% Class IB	$20.26	—	—	—	(7.66)%
	All contract charges	—	6,960	$139,884	1.03%	—
2017	Lowest contract charge 0.65% Class IB	$21.59	—	—	—	19.94%
	Highest contract charge 1.70% Class IB	$21.94	—	—	—	18.66%
	All contract charges	—	8,242	$179,840	1.08%	—
2016	Lowest contract charge 0.65% Class IB	$18.00	—	—	—	10.29%
	Highest contract charge 1.70% Class IB	$18.49	—	—	—	9.15%
	All contract charges	—	9,491	$175,396	1.20%	—

FSA-224

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2019

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/500 Managed Volatility (Continued)
2015	Lowest contract charge 0.65% Class IB	$16.32	—	—	—	(0.24)%
	Highest contract charge 1.70% Class IB	$16.94	—	—	—	(1.34)%
	All contract charges	—	10,031	$170,851	0.90%	—

EQ/2000 Managed Volatility
2019	Lowest contract charge 0.65% Class IB	$21.23	—	—	—	23.65%
	Highest contract charge 1.70% Class IB	$23.53	—	—	—	22.30%
	All contract charges	—	2,923	$67,161	0.88%	—
2018	Lowest contract charge 0.65% Class IB	$17.17	—	—	—	(12.49)%
	Highest contract charge 1.70% Class IB	$19.24	—	—	—	(13.41)%
	All contract charges	—	3,194	$60,105	0.73%	—
2017	Lowest contract charge 0.65% Class IB	$19.62	—	—	—	13.15%
	Highest contract charge 1.70% Class IB	$22.22	—	—	—	11.94%
	All contract charges	—	3,550	$77,736	0.70%	—
2016	Lowest contract charge 0.65% Class IB	$17.34	—	—	—	19.75%
	Highest contract charge 1.70% Class IB	$19.85	—	—	—	18.44%
	All contract charges	—	3,941	$77,963	0.70%	—
2015	Lowest contract charge 0.65% Class IB	$14.48	—	—	—	(5.73)%
	Highest contract charge 1.70% Class IB	$16.76	—	—	—	(6.68)%
	All contract charges	—	4,452	$74,582	0.39%	—

EQ/AB Dynamic Aggressive Growth
2019	Lowest contract charge 1.30% Class IB	$11.01	—	—	—	18.26%
	Highest contract charge 1.65% Class IB	$10.92	—	—	—	17.80%
	All contract charges	—	18,081	$198,980	0.92%	—
2018	Lowest contract charge 1.30% Class IB(g)	$9.31	—	—	—	(9.26)%
	Highest contract charge 1.65% Class IB(g)	$9.27	—	—	—	(9.56)%
	All contract charges	—	8,882	$82,654	2.44%	—

EQ/AB Dynamic Growth
2019	Lowest contract charge 1.30% Class IB	$11.73	—	—	—	16.37%
	Highest contract charge 1.70% Class IB	$11.51	—	—	—	15.91%
	All contract charges	—	65,564	$767,341	0.90%	—
2018	Lowest contract charge 1.30% Class IB	$10.08	—	—	—	(8.20)%
	Highest contract charge 1.70% Class IB	$9.93	—	—	—	(8.56)%
	All contract charges	—	59,844	$602,293	1.05%	—
2017	Lowest contract charge 1.30% Class IB	$10.98	—	—	—	13.31%
	Highest contract charge 1.70% Class IB	$10.86	—	—	—	12.77%
	All contract charges	—	48,758	$534,452	1.10%	—
2016	Lowest contract charge 1.30% Class IB	$9.69	—	—	—	2.65%
	Highest contract charge 1.70% Class IB	$9.63	—	—	—	2.23%
	All contract charges	—	35,001	$338,902	0.34%	—
2015	Lowest contract charge 1.30% Class IB(c)	$9.44	—	—	—	(5.22)%
	Highest contract charge 1.70% Class IB(c)	$9.42	—	—	—	(5.42)%
	All contract charges	—	15,626	$147,439	0.28%	—

EQ/AB Dynamic Moderate Growth
2019	Lowest contract charge 0.30% Class IB	$13.31	—	—	—	15.44%
	Highest contract charge 1.70% Class IB	$13.76	—	—	—	13.81%
	All contract charges	—	187,695	$2,649,446	1.13%	—
2018	Lowest contract charge 0.30% Class IB	$11.53	—	—	—	(6.11)%
	Highest contract charge 1.70% Class IB	$12.09	—	—	—	(7.43)%
	All contract charges	—	190,184	$2,350,637	1.12%	—
2017	Lowest contract charge 0.30% Class IB	$12.28	—	—	—	12.56%
	Highest contract charge 1.70% Class IB	$13.06	—	—	—	10.96%
	All contract charges	—	208,647	$2,775,306	1.21%	—
2016	Lowest contract charge 0.30% Class IB	$10.91	—	—	—	3.41%
	Highest contract charge 1.70% Class IB	$11.77	—	—	—	1.99%
	All contract charges	—	209,957	$2,508,401	0.40%	—

FSA-225

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2019

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/AB Dynamic Moderate Growth (Continued)
2015	Lowest contract charge 0.65% Class IB	$12.15	—	—	—	(1.22)%
	Highest contract charge 1.70% Class IB	$11.54	—	—	—	(2.29)%
	All contract charges	—	207,777	$2,426,133	0.78%	—

EQ/AB Short Duration Government Bond
2019	Lowest contract charge 0.30% Class IB	$10.11	—	—	—	2.22%
	Highest contract charge 1.25% Class IB	$9.53	—	—	—	1.28%
	All contract charges	—	638	$6,186	2.25%	—
2018	Lowest contract charge 1.10% Class IB	$9.70	—	—	—	0.00%
	Highest contract charge 1.25% Class IB	$9.41	—	—	—	(0.11)%
	All contract charges	—	332	$3,172	1.57%	—
2017	Lowest contract charge 1.10% Class IB	$9.70	—	—	—	(0.92)%
	Highest contract charge 1.25% Class IB	$9.42	—	—	—	(1.05)%
	All contract charges	—	214	$2,045	0.53%	—
2016	Lowest contract charge 1.10% Class IB	$9.79	—	—	—	(0.91)%
	Highest contract charge 1.25% Class IB	$9.52	—	—	—	(1.04)%
	All contract charges	—	173	$1,662	0.10%	—
2015	Lowest contract charge 1.10% Class IB(c)	$9.88	—	—	—	(1.10)%
	Highest contract charge 1.25% Class IB	$9.62	—	—	—	(1.74)%
	All contract charges	—	120	$1,167	0.00%	—

EQ/AB Small Cap Growth
2019	Lowest contract charge 1.30% Class IA	$32.70	—	—	—	26.16%
	Highest contract charge 1.70% Class IA	$31.38	—	—	—	25.62%
	All contract charges	—	1,645	$53,188	0.17%	—
2018	Lowest contract charge 1.30% Class IA	$25.92	—	—	—	(9.08)%
	Highest contract charge 1.70% Class IA	$24.98	—	—	—	(9.46)%
	All contract charges	—	1,729	$44,250	0.13%	—
2017	Lowest contract charge 1.30% Class IA	$28.51	—	—	—	21.06%
	Highest contract charge 1.70% Class IA	$27.59	—	—	—	20.59%
	All contract charges	—	1,839	$51,700	0.28%	—
2016	Lowest contract charge 0.65% Class IA	$18.66	—	—	—	11.87%
	Highest contract charge 1.70% Class IA	$22.88	—	—	—	10.69%
	All contract charges	—	1,730	$40,211	0.40%	—
2015	Lowest contract charge 0.65% Class IA	$16.68	—	—	—	(3.53)%
	Highest contract charge 1.70% Class IA	$20.67	—	—	—	(4.57)%
	All contract charges	—	1,447	$30,413	0.05%	—

EQ/AB Small Cap Growth
2019	Lowest contract charge 0.30% Class IB	$16.64	—	—	—	27.41%
	Highest contract charge 1.70% Class IB	$42.56	—	—	—	25.66%
	All contract charges	—	1,569	$30,626	0.17%	—
2018	Lowest contract charge 0.30% Class IB	$13.06	—	—	—	(8.16)%
	Highest contract charge 1.70% Class IB	$33.87	—	—	—	(9.46)%
	All contract charges	—	1,289	$21,276	0.13%	—
2017	Lowest contract charge 1.10% Class IB(c)	$12.39	—	—	—	21.35%
	Highest contract charge 1.70% Class IB	$37.41	—	—	—	20.60%
	All contract charges	—	1,053	$22,411	0.28%	—
2016	Lowest contract charge 0.30% Class IB	$11.62	—	—	—	12.16%
	Highest contract charge 1.70% Class IB	$31.02	—	—	—	10.67%
	All contract charges	—	927	$18,137	0.40%	—
2015	Lowest contract charge 0.30% Class IB	$10.36	—	—	—	(3.18)%
	Highest contract charge 1.70% Class IB	$28.03	—	—	—	(4.56)%
	All contract charges	—	913	$17,098	0.05%	—

FSA-226

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2019

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/Aggressive Allocation
2019	Lowest contract charge 1.30% Class A	$20.64	—	—	—	22.86%
	Highest contract charge 1.70% Class A	$19.80	—	—	—	22.37%
	All contract charges	—	872	$17,828	1.51%	—
2018	Lowest contract charge 1.30% Class A	$16.80	—	—	—	(9.87)%
	Highest contract charge 1.70% Class A	$16.18	—	—	—	(10.31)%
	All contract charges	—	1,025	$17,064	1.63%	—
2017	Lowest contract charge 1.30% Class A	$18.64	—	—	—	17.53%
	Highest contract charge 1.70% Class A	$18.04	—	—	—	17.07%
	All contract charges	—	1,073	$19,847	1.57%	—
2016	Lowest contract charge 1.30% Class A	$15.86	—	—	—	7.38%
	Highest contract charge 1.70% Class A	$15.41	—	—	—	6.94%
	All contract charges	—	1,146	$18,059	0.98%	—
2015	Lowest contract charge 1.30% Class A	$14.77	—	—	—	(3.02)%
	Highest contract charge 1.70% Class A	$14.41	—	—	—	(3.42)%
	All contract charges	—	1,184	$17,376	0.93%	—

EQ/Aggressive Allocation
2019	Lowest contract charge 1.10% Class B	$13.17	—	—	—	23.08%
	Highest contract charge 1.25% Class B	$14.47	—	—	—	22.94%
	All contract charges	—	779	$10,666	1.51%	—
2018	Lowest contract charge 1.10% Class B	$10.70	—	—	—	(9.70)%
	Highest contract charge 1.25% Class B	$11.77	—	—	—	(9.88)%
	All contract charges	—	708	$7,939	1.63%	—
2017	Lowest contract charge 1.10% Class B	$11.85	—	—	—	17.79%
	Highest contract charge 1.25% Class B	$13.06	—	—	—	17.66%
	All contract charges	—	557	$6,931	1.57%	—
2016	Lowest contract charge 1.10% Class B	$10.06	—	—	—	7.59%
	Highest contract charge 1.25% Class B	$11.10	—	—	—	7.35%
	All contract charges	—	273	$2,901	0.98%	—
2015	Lowest contract charge 1.10% Class B(c)	$9.35	—	—	—	(6.22)%
	Highest contract charge 1.25% Class B	$10.34	—	—	—	(2.91)%
	All contract charges	—	118	$1,216	0.93%	—

EQ/Aggressive Growth Strategy
2019	Lowest contract charge 1.30% Class IB	$17.83	—	—	—	20.96%
	Highest contract charge 1.70% Class IB	$17.28	—	—	—	20.42%
	All contract charges	—	243,765	$4,321,783	1.58%	—
2018	Lowest contract charge 1.30% Class IB	$14.74	—	—	—	(8.28)%
	Highest contract charge 1.70% Class IB	$14.35	—	—	—	(8.60)%
	All contract charges	—	234,232	$3,434,707	1.22%	—
2017	Lowest contract charge 1.30% Class IB	$16.07	—	—	—	14.21%
	Highest contract charge 1.70% Class IB	$15.70	—	—	—	13.77%
	All contract charges	—	223,958	$3,578,153	1.71%	—
2016	Lowest contract charge 1.30% Class IB	$14.07	—	—	—	7.73%
	Highest contract charge 1.70% Class IB	$13.80	—	—	—	7.23%
	All contract charges	—	193,603	$2,709,398	1.09%	—
2015	Lowest contract charge 1.30% Class IB	$13.06	—	—	—	(2.46)%
	Highest contract charge 1.70% Class IB	$12.87	—	—	—	(2.79)%
	All contract charges	—	171,989	$2,236,469	1.43%	—

EQ/American Century Mid Cap Value(i)
2019	Lowest contract charge 0.30% Class IB	$17.67	—	—	—	28.42%
	Highest contract charge 1.70% Class IB	$27.63	—	—	—	26.63%
	All contract charges	—	6,840	$154,740	1.82%	—
2018	Lowest contract charge 0.30% Class IB(h)	$13.76	—	—	—	(9.41)%
	Highest contract charge 1.70% Class IB(h)	$21.82	—	—	—	(9.69)%
	All contract charges	—	6,888	$125,143	0.56%	—

FSA-227

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2019

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/American Century Moderate Growth Allocation						—
2019	Lowest contract charge 1.30% Class IB(ab)	$11.39	—	—	—	12.00%
	Highest contract charge 1.65% Class IB(ab)	$11.35	—	—	—	11.60%
	All contract charges	—	2,250	$25,614	2.26%	—

EQ/AXA Investment Managers Moderate Allocation
2019	Lowest contract charge 1.30% Class IB(ab)	$11.29	—	—	—	11.45%
	Highest contract charge 1.65% Class IB(ab)	$11.25	—	—	—	11.06%
	All contract charges	—	747	$8,432	3.03%	—

EQ/Balanced Strategy
2019	Lowest contract charge 0.65% Class IB	$15.25	—	—	—	14.92%
	Highest contract charge 1.70% Class IB	$15.07	—	—	—	13.74%
	All contract charges	—	192,563	$3,038,879	1.51%	—
2018	Lowest contract charge 0.65% Class IB	$13.27	—	—	—	(4.81)%
	Highest contract charge 1.70% Class IB	$13.25	—	—	—	(5.83)%
	All contract charges	—	193,589	$2,678,065	1.19%	—
2017	Lowest contract charge 0.65% Class IB	$13.94	—	—	—	9.16%
	Highest contract charge 1.70% Class IB	$14.07	—	—	—	7.98%
	All contract charges	—	207,052	$3,033,570	1.29%	—
2016	Lowest contract charge 0.65% Class IB	$12.77	—	—	—	5.28%
	Highest contract charge 1.70% Class IB	$13.03	—	—	—	4.16%
	All contract charges	—	206,228	$2,791,404	0.89%	—
2015	Lowest contract charge 0.65% Class IB	$12.13	—	—	—	(1.30)%
	Highest contract charge 1.70% Class IB	$12.51	—	—	—	(2.34)%
	All contract charges	—	194,842	$2,525,918	1.04%	—

EQ/BlackRock Basic Value Equity
2019	Lowest contract charge 1.30% Class IA	$23.20	—	—	—	21.85%
	Highest contract charge 1.70% Class IA	$22.26	—	—	—	21.31%
	All contract charges	—	5,255	$120,614	1.91%	—
2018	Lowest contract charge 1.30% Class IA	$19.04	—	—	—	(9.20)%
	Highest contract charge 1.70% Class IA	$18.35	—	—	—	(9.56)%
	All contract charges	—	5,708	$107,601	1.61%	—
2017	Lowest contract charge 0.65% Class IA	$19.96	—	—	—	7.37%
	Highest contract charge 1.70% Class IA	$20.29	—	—	—	6.29%
	All contract charges	—	6,202	$128,933	1.41%	—
2016	Lowest contract charge 0.65% Class IA	$18.59	—	—	—	17.21%
	Highest contract charge 1.70% Class IA	$19.09	—	—	—	15.98%
	All contract charges	—	6,386	$124,498	1.54%	—
2015	Lowest contract charge 0.65% Class IA	$15.86	—	—	—	(6.76)%
	Highest contract charge 1.70% Class IA	$16.46	—	—	—	(7.79)%
	All contract charges	—	6,479	$108,583	1.38%	—

EQ/BlackRock Basic Value Equity
2019	Lowest contract charge 0.30% Class IB	$15.30	—	—	—	22.99%
	Highest contract charge 1.25% Class IB	$14.43	—	—	—	21.98%
	All contract charges	—	1,985	$26,111	1.91%	—
2018	Lowest contract charge 0.30% Class IB	$12.44	—	—	—	(8.26)%
	Highest contract charge 1.25% Class IB	$11.83	—	—	—	(9.21)%
	All contract charges	—	1,829	$19,922	1.61%	—
2017	Lowest contract charge 1.10% Class IB	$11.11	—	—	—	6.93%
	Highest contract charge 1.25% Class IB	$13.03	—	—	—	6.80%
	All contract charges	—	1,534	$18,662	1.41%	—
2016	Lowest contract charge 1.10% Class IB	$10.39	—	—	—	16.74%
	Highest contract charge 1.25% Class IB	$12.20	—	—	—	16.41%
	All contract charges	—	1,279	$14,868	1.54%	—
2015	Lowest contract charge 1.10% Class IB(c)	$8.90	—	—	—	(10.73)%
	Highest contract charge 1.25% Class IB	$10.48	—	—	—	(7.26)%
	All contract charges	—	1,014	$10,445	1.38%	—

FSA-228

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2019

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/Capital Guardian Research
2019	Lowest contract charge 1.30% Class IA	$33.15	—	—	—	31.13%
	Highest contract charge 1.70% Class IA	$31.81	—	—	—	30.58%
	All contract charges	—	377	$12,291	0.53%	—
2018	Lowest contract charge 1.30% Class IA	$25.28	—	—	—	(6.06)%
	Highest contract charge 1.70% Class IA	$24.36	—	—	—	(6.45)%
	All contract charges	—	461	$11,492	0.55%	—
2017	Lowest contract charge 1.30% Class IA	$26.91	—	—	—	23.78%
	Highest contract charge 1.70% Class IA	$26.04	—	—	—	23.30%
	All contract charges	—	518	$13,770	0.77%	—
2016	Lowest contract charge 1.30% Class IA	$21.74	—	—	—	7.04%
	Highest contract charge 1.70% Class IA	$21.12	—	—	—	6.61%
	All contract charges	—	544	$11,682	0.88%	—
2015	Lowest contract charge 1.30% Class IA	$20.31	—	—	—	0.59%
	Highest contract charge 1.70% Class IA	$19.81	—	—	—	0.15%
	All contract charges	—	579	$11,637	0.60%	—

EQ/Capital Guardian Research
2019	Lowest contract charge 1.30% Class IB	$33.30	—	—	—	31.15%
	Highest contract charge 1.70% Class IB	$29.62	—	—	—	30.60%
	All contract charges	—	177	$5,706	0.53%	—
2018	Lowest contract charge 1.30% Class IB	$25.39	—	—	—	(6.10)%
	Highest contract charge 1.70% Class IB	$22.68	—	—	—	(6.47)%
	All contract charges	—	194	$4,755	0.55%	—
2017	Lowest contract charge 1.30% Class IB	$27.04	—	—	—	23.81%
	Highest contract charge 1.70% Class IB	$24.25	—	—	—	23.35%
	All contract charges	—	237	$6,170	0.77%	—
2016	Lowest contract charge 1.30% Class IB	$21.84	—	—	—	7.01%
	Highest contract charge 1.70% Class IB	$19.66	—	—	—	6.56%
	All contract charges	—	248	$5,200	0.88%	—
2015	Lowest contract charge 1.30% Class IB	$20.41	—	—	—	0.59%
	Highest contract charge 1.70% Class IB	$18.45	—	—	—	0.22%
	All contract charges	—	254	$4,999	0.60%	—

EQ/ClearBridge Large Cap Growth
2019	Lowest contract charge 1.10% Class IB	$12.27	—	—	—	30.53%
	Highest contract charge 1.70% Class IB	$22.11	—	—	—	29.75%
	All contract charges	—	3,766	$84,257	0.03%	—
2018	Lowest contract charge 1.10% Class IB(h)	$9.40	—	—	—	(7.57)%
	Highest contract charge 1.70% Class IB	$17.04	—	—	—	(2.01)%
	All contract charges	—	3,990	$71,191	0.17%	—
2017	Lowest contract charge 1.30% Class IB	$17.89	—	—	—	23.98%
	Highest contract charge 1.70% Class IB	$17.39	—	—	—	23.42%
	All contract charges	—	4,380	$82,106	0.07%	—
2016	Lowest contract charge 1.30% Class IB	$14.43	—	—	—	(0.41)%
	Highest contract charge 1.70% Class IB	$14.09	—	—	—	(0.84)%
	All contract charges	—	4,991	$75,699	0.00%	—
2015	Lowest contract charge 1.30% Class IB	$14.49	—	—	—	(0.07)%
	Highest contract charge 1.70% Class IB	$14.21	—	—	—	(0.42)%
	All contract charges	—	5,919	$89,723	0.00%	—

EQ/ClearBridge Select Equity Managed Volatility
2019	Lowest contract charge 1.10% Class IA	$12.03	—	—	—	32.05%
	Highest contract charge 1.70% Class IA	$22.74	—	—	—	31.29%
	All contract charges	—	223	$3,027	0.35%	—
2018	Lowest contract charge 1.10% Class IA(h)	$9.11	—	—	—	(9.53)%
	Highest contract charge 1.70% Class IA	$17.32	—	—	—	(11.63)%
	All contract charges	—	148	$1,800	3.47%	—

FSA-229

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2019

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/ClearBridge Select Equity Managed Volatility (Continued)
2017	Lowest contract charge 1.30% Class IA	$20.25	—	—	—	12.69%
	Highest contract charge 1.70% Class IA	$19.60	—	—	—	12.26%
	All contract charges	—	62	$1,241	1.02%	—
2016	Lowest contract charge 1.30% Class IA	$17.97	—	—	—	11.68%
	Highest contract charge 1.70% Class IA	$17.46	—	—	—	11.28%
	All contract charges	—	66	$1,169	2.30%	—
2015	Lowest contract charge 1.30% Class IA	$16.09	—	—	—	(3.65)%
	Highest contract charge 1.70% Class IA	$15.69	—	—	—	(4.04)%
	All contract charges	—	72	$1,139	2.01%	—

EQ/ClearBridge Select Equity Managed Volatility
2019	Lowest contract charge 1.30% Class IB	$18.67	—	—	—	31.85%
	Highest contract charge 1.70% Class IB	$17.68	—	—	—	31.25%
	All contract charges	—	171	$3,097	0.35%	—
2018	Lowest contract charge 1.30% Class IB	$14.16	—	—	—	(11.28)%
	Highest contract charge 1.70% Class IB	$13.47	—	—	—	(11.61)%
	All contract charges	—	182	$2,519	3.47%	—
2017	Lowest contract charge 1.30% Class IB	$15.96	—	—	—	12.71%
	Highest contract charge 1.70% Class IB	$15.24	—	—	—	12.22%
	All contract charges	—	192	$3,006	1.02%	—
2016	Lowest contract charge 1.30% Class IB	$14.16	—	—	—	11.76%
	Highest contract charge 1.70% Class IB	$13.58	—	—	—	11.31%
	All contract charges	—	225	$3,109	2.30%	—
2015	Lowest contract charge 1.30% Class IB	$12.67	—	—	—	(3.65)%
	Highest contract charge 1.70% Class IB	$12.20	—	—	—	(4.09)%
	All contract charges	—	218	$2,713	2.01%	—

EQ/Common Stock Index
2019	Lowest contract charge 1.30% Class IA	$30.02	—	—	—	28.57%
	Highest contract charge 1.70% Class IA	$28.81	—	—	—	28.04%
	All contract charges	—	1,888	$56,207	1.52%	—
2018	Lowest contract charge 1.30% Class IA	$23.35	—	—	—	(7.05)%
	Highest contract charge 1.70% Class IA	$22.50	—	—	—	(7.41)%
	All contract charges	—	1,774	$41,118	1.42%	—
2017	Lowest contract charge 1.30% Class IA	$25.12	—	—	—	18.88%
	Highest contract charge 1.70% Class IA	$24.30	—	—	—	18.42%
	All contract charges	—	1,676	$41,761	1.44%	—
2016	Lowest contract charge 1.30% Class IA	$21.13	—	—	—	10.28%
	Highest contract charge 1.70% Class IA	$20.52	—	—	—	9.79%
	All contract charges	—	1,377	$28,892	1.68%	—
2015	Lowest contract charge 1.30% Class IA	$19.16	—	—	—	(1.39)%
	Highest contract charge 1.70% Class IA	$18.69	—	—	—	(1.79)%
	All contract charges	—	1,300	$24,735	1.71%	—

EQ/Common Stock Index
2019	Lowest contract charge 1.10% Class IB	$15.18	—	—	—	28.75%
	Highest contract charge 1.25% Class IB	$17.87	—	—	—	28.56%
	All contract charges	—	1,269	$20,444	1.52%	—
2018	Lowest contract charge 1.10% Class IB	$11.79	—	—	—	(6.80)%
	Highest contract charge 1.25% Class IB	$13.90	—	—	—	(6.96)%
	All contract charges	—	1,150	$14,452	1.42%	—
2017	Lowest contract charge 1.10% Class IB	$12.65	—	—	—	19.11%
	Highest contract charge 1.25% Class IB	$14.94	—	—	—	18.95%
	All contract charges	—	685	$9,549	1.44%	—
2016	Lowest contract charge 1.10% Class IB	$10.62	—	—	—	10.51%
	Highest contract charge 1.25% Class IB	$12.56	—	—	—	10.37%
	All contract charges	—	476	$5,821	1.68%	—

FSA-230

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2019

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/Common Stock Index (Continued)
2015	Lowest contract charge 1.10% Class IB(c)	$9.61	—	—	—	(3.90)%
	Highest contract charge 1.25% Class IB	$11.38	—	—	—	(1.30)%
	All contract charges	—	365	$4,121	1.71%	—

EQ/Conservative Growth Strategy
2019	Lowest contract charge 0.65% Class IB	$14.12	—	—	—	12.69%
	Highest contract charge 1.70% Class IB	$13.87	—	—	—	11.41%
	All contract charges	—	95,041	$1,375,782	1.50%	—
2018	Lowest contract charge 0.65% Class IB	$12.53	—	—	—	(3.91)%
	Highest contract charge 1.70% Class IB	$12.45	—	—	—	(4.89)%
	All contract charges	—	92,579	$1,198,312	1.16%	—
2017	Lowest contract charge 0.65% Class IB	$13.04	—	—	—	7.33%
	Highest contract charge 1.70% Class IB	$13.09	—	—	—	6.16%
	All contract charges	—	102,892	$1,397,489	1.22%	—
2016	Lowest contract charge 0.65% Class IB	$12.15	—	—	—	4.20%
	Highest contract charge 1.70% Class IB	$12.33	—	—	—	3.18%
	All contract charges	—	103,465	$1,320,323	0.90%	—
2015	Lowest contract charge 0.65% Class IB	$11.66	—	—	—	(1.10)%
	Highest contract charge 1.70% Class IB	$11.95	—	—	—	(2.13)%
	All contract charges	—	94,706	$1,168,745	0.99%	—

EQ/Conservative Strategy
2019	Lowest contract charge 1.30% Class IB	$12.18	—	—	—	7.50%
	Highest contract charge 1.70% Class IB	$11.69	—	—	—	7.15%
	All contract charges	—	55,416	$672,358	1.55%	—
2018	Lowest contract charge 1.30% Class IB	$11.33	—	—	—	(2.66)%
	Highest contract charge 1.70% Class IB	$10.91	—	—	—	(3.11)%
	All contract charges	—	51,579	$582,463	1.14%	—
2017	Lowest contract charge 0.65% Class IB	$11.36	—	—	—	3.56%
	Highest contract charge 1.70% Class IB	$11.26	—	—	—	2.55%
	All contract charges	—	61,121	$710,754	0.98%	—
2016	Lowest contract charge 0.65% Class IB	$10.97	—	—	—	2.14%
	Highest contract charge 1.70% Class IB	$10.98	—	—	—	1.01%
	All contract charges	—	70,164	$792,717	0.83%	—
2015	Lowest contract charge 0.65% Class IB	$10.74	—	—	—	(0.83)%
	Highest contract charge 1.70% Class IB	$10.87	—	—	—	(1.81)%
	All contract charges	—	62,480	$696,974	0.88%	—

EQ/Core Bond Index
2019	Lowest contract charge 0.30% Class IB	$10.97	—	—	—	5.89%
	Highest contract charge 1.70% Class IB	$10.59	—	—	—	4.44%
	All contract charges	—	28,028	$304,817	1.89%	—
2018	Lowest contract charge 0.65% Class IB	$10.45	—	—	—	(0.38)%
	Highest contract charge 1.70% Class IB	$10.14	—	—	—	(1.46)%
	All contract charges	—	28,777	$299,406	1.83%	—
2017	Lowest contract charge 0.65% Class IB	$10.49	—	—	—	0.77%
	Highest contract charge 1.70% Class IB	$10.29	—	—	—	(0.29)%
	All contract charges	—	31,580	$333,707	1.59%	—
2016	Lowest contract charge 0.65% Class IB	$10.41	—	—	—	0.77%
	Highest contract charge 1.70% Class IB	$10.32	—	—	—	(0.29)%
	All contract charges	—	31,436	$332,136	1.45%	—
2015	Lowest contract charge 0.65% Class IB	$10.33	—	—	—	(0.29)%
	Highest contract charge 1.70% Class IB	$10.35	—	—	—	(1.24)%
	All contract charges	—	30,704	$325,029	1.46%	—

FSA-231

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2019

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/Emerging Markets Equity PLUS
2019	Lowest contract charge 0.65% Class IB	$10.64	—	—	—	17.31%
	Highest contract charge 1.70% Class IB	$9.79	—	—	—	16.13%
	All contract charges	—	846	$8,609	1.61%	—
2018	Lowest contract charge 1.10% Class IB	$8.91	—	—	—	(16.18)%
	Highest contract charge 1.70% Class IB	$8.43	—	—	—	(16.70)%
	All contract charges	—	854	$7,442	1.37%	—
2017	Lowest contract charge 1.10% Class IB	$10.63	—	—	—	32.54%
	Highest contract charge 1.70% Class IB	$10.12	—	—	—	31.60%
	All contract charges	—	726	$7,516	1.06%	—
2016	Lowest contract charge 1.10% Class IB	$8.02	—	—	—	8.53%
	Highest contract charge 1.70% Class IB	$7.69	—	—	—	7.85%
	All contract charges	—	535	$4,188	0.90%	—
2015	Lowest contract charge 1.10% Class IB(c)	$7.39	—	—	—	(23.50)%
	Highest contract charge 1.70% Class IB	$7.13	—	—	—	(19.53)%
	All contract charges	—	348	$2,519	0.32%	—

EQ/Equity 500 Index
2019	Lowest contract charge 0.65% Class IA	$28.59	—	—	—	29.84%
	Highest contract charge 1.70% Class IA	$29.11	—	—	—	28.46%
	All contract charges	—	9,550	$286,039	1.65%	—
2018	Lowest contract charge 0.65% Class IA	$22.02	—	—	—	(5.53)%
	Highest contract charge 1.70% Class IA	$22.66	—	—	—	(6.56)%
	All contract charges	—	9,514	$221,167	1.52%	—
2017	Lowest contract charge 0.65% Class IA	$23.31	—	—	—	20.22%
	Highest contract charge 1.70% Class IA	$24.25	—	—	—	18.99%
	All contract charges	—	9,298	$230,465	1.57%	—
2016	Lowest contract charge 0.65% Class IA	$19.39	—	—	—	10.55%
	Highest contract charge 1.70% Class IA	$20.38	—	—	—	9.33%
	All contract charges	—	8,016	$166,506	1.79%	—
2015	Lowest contract charge 1.30% Class IA	$19.11	—	—	—	(0.47)%
	Highest contract charge 1.70% Class IA	$18.64	—	—	—	(0.90)%
	All contract charges	—	7,002	$132,404	1.96%	—

EQ/Equity 500 Index
2019	Lowest contract charge 0.30% Class IB	$19.56	—	—	—	30.31%
	Highest contract charge 1.25% Class IB	$18.44	—	—	—	29.04%
	All contract charges	—	9,053	$153,212	1.65%	—
2018	Lowest contract charge 0.30% Class IB	$15.01	—	—	—	(5.24)%
	Highest contract charge 1.25% Class IB	$14.29	—	—	—	(6.11)%
	All contract charges	—	7,285	$96,405	1.52%	—
2017	Lowest contract charge 0.30% Class IB	$15.84	—	—	—	20.64%
	Highest contract charge 1.25% Class IB	$15.22	—	—	—	19.56%
	All contract charges	—	5,525	$78,918	1.57%	—
2016	Lowest contract charge 0.30% Class IB	$13.13	—	—	—	10.90%
	Highest contract charge 1.25% Class IB	$12.73	—	—	—	9.84%
	All contract charges	—	3,637	$44,022	1.79%	—
2015	Lowest contract charge 0.30% Class IB	$11.84	—	—	—	0.51%
	Highest contract charge 1.25% Class IB	$11.59	—	—	—	(0.52)%
	All contract charges	—	2,185	$24,797	1.96%	—

EQ/Fidelity Institutional AM® Large Cap(j)
2019	Lowest contract charge 0.30% Class IB	$18.11	—	—	—	30.66%
	Highest contract charge 1.70% Class IB	$26.56	—	—	—	28.81%
	All contract charges	—	7,262	$175,368	0.93%	—
2018	Lowest contract charge 0.30% Class IB(h)	$13.86	—	—	—	(11.10)%
	Highest contract charge 1.70% Class IB(h)	$20.62	—	—	—	(11.35)%
	All contract charges	—	8,016	$150,997	0.25%	—

FSA-232

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2019

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/First Trust Moderate Growth Allocation
2019	Lowest contract charge 1.30% Class IB(ab)	$11.20	—	—	—	10.02%
	Highest contract charge 1.65% Class IB(ab)	$11.17	—	—	—	9.72%
	All contract charges	—	2,152	$24,104	2.32%	—

EQ/Franklin Balanced Managed Volatility
2019	Lowest contract charge 1.30% Class IA	$17.98	—	—	—	15.04%
	Highest contract charge 1.70% Class IA	$17.26	—	—	—	14.61%
	All contract charges	—	223	$3,965	2.55%	—
2018	Lowest contract charge 1.30% Class IA	$15.63	—	—	—	(5.50)%
	Highest contract charge 1.70% Class IA	$15.06	—	—	—	(5.93)%
	All contract charges	—	276	$4,256	2.94%	—
2017	Lowest contract charge 1.30% Class IA	$16.54	—	—	—	8.53%
	Highest contract charge 1.70% Class IA	$16.01	—	—	—	8.18%
	All contract charges	—	1,021	$16,485	2.49%	—
2016	Lowest contract charge 1.30% Class IA	$15.24	—	—	—	9.01%
	Highest contract charge 1.70% Class IA	$14.80	—	—	—	8.58%
	All contract charges	—	289	$4,352	2.58%	—
2015	Lowest contract charge 1.30% Class IA	$13.98	—	—	—	(4.25)%
	Highest contract charge 1.70% Class IA	$13.63	—	—	—	(4.69)%
	All contract charges	—	263	$3,656	2.29%	—

EQ/Franklin Balanced Managed Volatility
2019	Lowest contract charge 1.30% Class IB	$15.84	—	—	—	15.03%
	Highest contract charge 1.70% Class IB	$15.00	—	—	—	14.59%
	All contract charges	—	365	$5,709	2.55%	—
2018	Lowest contract charge 1.30% Class IB	$13.77	—	—	—	(5.49)%
	Highest contract charge 1.70% Class IB	$13.09	—	—	—	(5.96)%
	All contract charges	—	345	$4,691	2.94%	—
2017	Lowest contract charge 1.30% Class IB	$14.57	—	—	—	8.57%
	Highest contract charge 1.70% Class IB	$13.92	—	—	—	8.16%
	All contract charges	—	365	$5,231	2.49%	—
2016	Lowest contract charge 1.30% Class IB	$13.42	—	—	—	9.02%
	Highest contract charge 1.70% Class IB	$12.87	—	—	—	8.52%
	All contract charges	—	397	$5,258	2.58%	—
2015	Lowest contract charge 1.30% Class IB	$12.31	—	—	—	(4.35)%
	Highest contract charge 1.70% Class IB	$11.86	—	—	—	(4.66)%
	All contract charges	—	421	$5,107	2.29%	—

EQ/Franklin Rising Dividends(k)
2019	Lowest contract charge 0.30% Class IB	$18.32	—	—	—	29.38%
	Highest contract charge 1.70% Class IB	$19.44	—	—	—	27.56%
	All contract charges	—	5,399	$101,033	1.13%	—
2018	Lowest contract charge 0.30% Class IB(h)	$14.16	—	—	—	(7.33)%
	Highest contract charge 1.70% Class IB(h)	$15.24	—	—	—	(7.58)%
	All contract charges	—	5,154	$75,713	0.29%	—

EQ/Franklin Small Cap Value Managed Volatility
2019	Lowest contract charge 0.65% Class IA	$21.32	—	—	—	24.68%
	Highest contract charge 1.70% Class IA	$23.39	—	—	—	23.36%
	All contract charges	—	83	$2,015	0.88%	—
2018	Lowest contract charge 0.65% Class IA	$17.10	—	—	—	(13.42)%
	Highest contract charge 1.70% Class IA	$18.96	—	—	—	(14.32)%
	All contract charges	—	99	$1,932	0.60%	—
2017	Lowest contract charge 1.30% Class IA	$22.87	—	—	—	10.27%
	Highest contract charge 1.70% Class IA	$22.13	—	—	—	9.88%
	All contract charges	—	131	$2,962	0.55%	—

FSA-233

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2019

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/Franklin Small Cap Value Managed Volatility (Continued)
2016	Lowest contract charge 1.30% Class IA	$20.74	—	—	—	23.31%
	Highest contract charge 1.70% Class IA	$20.14	—	—	—	22.73%
	All contract charges	—	150	$3,089	0.37%	—
2015	Lowest contract charge 1.30% Class IA	$16.82	—	—	—	(7.79)%
	Highest contract charge 1.70% Class IA	$16.41	—	—	—	(8.12)%
	All contract charges	—	153	$2,567	0.23%	—

EQ/Franklin Small Cap Value Managed Volatility
2019	Lowest contract charge 1.30% Class IB	$18.62	—	—	—	23.89%
	Highest contract charge 1.70% Class IB	$17.64	—	—	—	23.36%
	All contract charges	—	448	$8,145	0.88%	—
2018	Lowest contract charge 1.30% Class IB	$15.03	—	—	—	(13.97)%
	Highest contract charge 1.70% Class IB	$14.30	—	—	—	(14.32)%
	All contract charges	—	460	$6,784	0.60%	—
2017	Lowest contract charge 1.30% Class IB	$17.47	—	—	—	10.29%
	Highest contract charge 1.70% Class IB	$16.69	—	—	—	9.87%
	All contract charges	—	529	$9,057	0.55%	—
2016	Lowest contract charge 1.30% Class IB	$15.84	—	—	—	23.17%
	Highest contract charge 1.70% Class IB	$15.19	—	—	—	22.70%
	All contract charges	—	543	$8,432	0.37%	—
2015	Lowest contract charge 1.30% Class IB	$12.86	—	—	—	(7.75)%
	Highest contract charge 1.70% Class IB	$12.38	—	—	—	(8.09)%
	All contract charges	—	608	$7,652	0.23%	—

EQ/Franklin Strategic Income(l)
2019	Lowest contract charge 0.65% Class IB	$13.17	—	—	—	8.04%
	Highest contract charge 1.70% Class IB	$13.34	—	—	—	6.89%
	All contract charges	—	4,309	$59,212	4.01%	—
2018	Lowest contract charge 0.65% Class IB(h)	$12.19	—	—	—	(1.30)%
	Highest contract charge 1.70% Class IB(h)	$12.48	—	—	—	(1.42)%
	All contract charges	—	4,422	$56,645	0.70%	—

EQ/Franklin Templeton Allocation Managed Volatility
2019	Lowest contract charge 1.30% Class IA	$19.39	—	—	—	20.66%
	Highest contract charge 1.70% Class IA	$18.61	—	—	—	20.14%
	All contract charges	—	268	$5,134	1.94%	—
2018	Lowest contract charge 1.30% Class IA	$16.07	—	—	—	(9.87)%
	Highest contract charge 1.70% Class IA	$15.49	—	—	—	(10.20)%
	All contract charges	—	346	$5,507	2.12%	—
2017	Lowest contract charge 1.30% Class IA	$17.83	—	—	—	13.49%
	Highest contract charge 1.70% Class IA	$17.25	—	—	—	12.97%
	All contract charges	—	420	$7,420	1.65%	—
2016	Lowest contract charge 0.65% Class IA	$14.81	—	—	—	8.82%
	Highest contract charge 1.70% Class IA	$15.27	—	—	—	7.69%
	All contract charges	—	490	$7,636	1.61%	—
2015	Lowest contract charge 0.65% Class	$13.61	—	—	—	(3.48)%
	Highest contract charge 1.70% Class IA	$14.18	—	—	—	(4.45)%
	All contract charges	—	575	$8,293	1.28%	—

EQ/Franklin Templeton Allocation Managed Volatility
2019	Lowest contract charge 1.30% Class IB	$14.17	—	—	—	20.60%
	Highest contract charge 1.70% Class IB	$13.47	—	—	—	20.16%
	All contract charges	—	360	$5,003	1.94%	—
2018	Lowest contract charge 1.30% Class IB	$11.75	—	—	—	(9.89)%
	Highest contract charge 1.70% Class IB	$11.21	—	—	—	(10.25)%
	All contract charges	—	397	$4,596	2.12%	—

FSA-234

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2019

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/Franklin Templeton Allocation Managed Volatility (Continued)
2017	Lowest contract charge 1.30% Class IB	$13.04	—	—	—	13.49%
	Highest contract charge 1.70% Class IB	$12.49	—	—	—	13.03%
	All contract charges	—	451	$5,783	1.65%	—
2016	Lowest contract charge 1.30% Class IB	$11.49	—	—	—	8.09%
	Highest contract charge 1.70% Class IB	$11.05	—	—	—	7.59%
	All contract charges	—	476	$5,409	1.61%	—
2015	Lowest contract charge 1.30% Class IB	$10.63	—	—	—	(4.06)%
	Highest contract charge 1.70% Class IB	$10.27	—	—	—	(4.38)%
	All contract charges	—	513	$5,380	1.28%	—

EQ/Global Bond PLUS
2019	Lowest contract charge 1.30% Class IA	$10.41	—	—	—	4.83%
	Highest contract charge 1.70% Class IA	$9.99	—	—	—	4.39%
	All contract charges	—	381	$3,919	0.78%	—
2018	Lowest contract charge 1.30% Class IA	$9.93	—	—	—	(2.93)%
	Highest contract charge 1.70% Class IA	$9.57	—	—	—	(3.33)%
	All contract charges	—	462	$4,556	1.27%	—
2017	Lowest contract charge 1.30% Class IA	$10.23	—	—	—	3.33%
	Highest contract charge 1.70% Class IA	$9.90	—	—	—	2.91%
	All contract charges	—	503	$5,098	0.04%	—
2016	Lowest contract charge 1.30% Class IA	$9.90	—	—	—	(0.60)%
	Highest contract charge 1.70% Class IA	$9.62	—	—	—	(1.03)%
	All contract charges	—	563	$5,534	1.84%	—
2015	Lowest contract charge 0.65% Class IA	$9.62	—	—	—	(4.37)%
	Highest contract charge 1.70% Class IA	$9.72	—	—	—	(5.45)%
	All contract charges	—	582	$5,767	0.04%	—

EQ/Global Bond PLUS
2019	Lowest contract charge 1.30% Class IB	$11.95	—	—	—	4.82%
	Highest contract charge 1.70% Class IB	$11.28	—	—	—	4.44%
	All contract charges	—	329	$3,817	0.78%	—
2018	Lowest contract charge 1.30% Class IB	$11.40	—	—	—	(2.90)%
	Highest contract charge 1.70% Class IB	$10.80	—	—	—	(3.31)%
	All contract charges	—	334	$3,723	1.27%	—
2017	Lowest contract charge 1.30% Class IB	$11.74	—	—	—	3.35%
	Highest contract charge 1.70% Class IB	$11.17	—	—	—	2.85%
	All contract charges	—	405	$4,649	0.04%	—
2016	Lowest contract charge 1.30% Class IB	$11.36	—	—	—	(0.70)%
	Highest contract charge 1.70% Class IB	$10.86	—	—	—	(1.00)%
	All contract charges	—	410	$4,568	1.84%	—
2015	Lowest contract charge 1.30% Class IB	$11.44	—	—	—	(4.98)%
	Highest contract charge 1.70% Class IB	$10.97	—	—	—	(5.43)%
	All contract charges	—	445	$5,002	0.04%	—

EQ/Global Equity Managed Volatility
2019	Lowest contract charge 1.30% Class IA	$17.86	—	—	—	23.60%
	Highest contract charge 1.70% Class IA	$17.14	—	—	—	23.13%
	All contract charges	—	312	$5,520	1.30%	—
2018	Lowest contract charge 1.30% Class IA	$14.45	—	—	—	(13.27)%
	Highest contract charge 1.70% Class IA	$13.92	—	—	—	(13.65)%
	All contract charges	—	361	$5,171	0.99%	—
2017	Lowest contract charge 1.30% Class IA	$16.66	—	—	—	24.42%
	Highest contract charge 1.70% Class IA	$16.12	—	—	—	23.90%
	All contract charges	—	413	$6,818	1.08%	—
2016	Lowest contract charge 1.30% Class IA	$13.39	—	—	—	3.16%
	Highest contract charge 1.70% Class IA	$13.01	—	—	—	2.68%
	All contract charges	—	467	$6,204	0.95%	—

FSA-235

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2019

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/Global Equity Managed Volatility (Continued)
2015	Lowest contract charge 1.30% Class IA	$12.98	—	—	—	(3.06)%
	Highest contract charge 1.70% Class IA	$12.67	—	—	—	(3.36)%
	All contract charges	—	530	$6,839	0.93%	—

EQ/Global Equity Managed Volatility
2019	Lowest contract charge 1.30% Class IB	$37.90	—	—	—	23.65%
	Highest contract charge 1.70% Class IB	$26.43	—	—	—	23.16%
	All contract charges	—	264	$9,057	1.30%	—
2018	Lowest contract charge 1.30% Class IB	$30.65	—	—	—	(13.32)%
	Highest contract charge 1.70% Class IB	$21.46	—	—	—	(13.68)%
	All contract charges	—	279	$7,728	0.99%	—
2017	Lowest contract charge 1.30% Class IB	$35.36	—	—	—	24.46%
	Highest contract charge 1.70% Class IB	$24.86	—	—	—	23.93%
	All contract charges	—	341	$10,751	1.08%	—
2016	Lowest contract charge 1.30% Class IB	$28.41	—	—	—	3.12%
	Highest contract charge 1.70% Class IB	$20.06	—	—	—	2.71%
	All contract charges	—	348	$8,719	0.95%	—
2015	Lowest contract charge 1.30% Class IB	$27.55	—	—	—	(2.99)%
	Highest contract charge 1.70% Class IB	$19.53	—	—	—	(3.41)%
	All contract charges	—	328	$8,040	0.93%	—

EQ/Goldman Sachs Growth Allocation
2019	Lowest contract charge 1.30% Class IB(ab)	$11.41	—	—	—	11.75%
	Highest contract charge 1.65% Class IB(ab)	$11.37	—	—	—	11.36%
	All contract charges	—	5,885	$67,114	1.53%	—

EQ/Goldman Sachs Mid Cap Value(m)
2019	Lowest contract charge 1.30% Class IB	$25.22	—	—	—	29.07%
	Highest contract charge 1.70% Class IB	$24.20	—	—	—	28.52%
	All contract charges	—	1,125	$28,056	0.84%	—
2018	Lowest contract charge 1.30% Class IB(h)	$19.54	—	—	—	(8.90)%
	Highest contract charge 1.70% Class IB(h)	$18.83	—	—	—	(8.99)%
	All contract charges	—	1,251	$24,185	0.22%	—

EQ/Goldman Sachs Moderate Growth Allocation
2019	Lowest contract charge 1.30% Class IB	$11.89	—	—	—	16.00%
	Highest contract charge 1.70% Class IB	$11.67	—	—	—	15.54%
	All contract charges	—	55,645	$660,493	1.03%	—
2018	Lowest contract charge 1.30% Class IB	$10.25	—	—	—	(6.31)%
	Highest contract charge 1.70% Class IB	$10.10	—	—	—	(6.74)%
	All contract charges	—	49,320	$504,559	0.98%	—
2017	Lowest contract charge 1.30% Class IB	$10.94	—	—	—	8.96%
	Highest contract charge 1.70% Class IB	$10.83	—	—	—	8.63%
	All contract charges	—	41,484	$453,329	0.53%	—
2016	Lowest contract charge 1.30% Class IB	$10.04	—	—	—	4.58%
	Highest contract charge 1.70% Class IB	$9.97	—	—	—	4.07%
	All contract charges	—	29,121	$291,950	0.38%	—
2015	Lowest contract charge 1.30% Class IB(c)	$9.60	—	—	—	(4.19)%
	Highest contract charge 1.70% Class IB(c)	$9.58	—	—	—	(4.39)%
	All contract charges	—	11,556	$110,896	0.32%	—

EQ/Growth Strategy
2019	Lowest contract charge 0.65% Class IB	$17.75	—	—	—	19.45%
	Highest contract charge 1.70% Class IB	$17.73	—	—	—	18.20%
	All contract charges	—	257,244	$4,807,345	1.55%	—
2018	Lowest contract charge 0.65% Class IB	$14.86	—	—	—	(6.66)%
	Highest contract charge 1.70% Class IB	$15.00	—	—	—	(7.69)%
	All contract charges	—	254,814	$4,017,172	1.20%	—

FSA-236

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2019

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/Growth Strategy (Continued)
2017	Lowest contract charge 0.65% Class IB	$15.92	—	—	—	12.99%
	Highest contract charge 1.70% Class IB	$16.25	—	—	—	11.84%
	All contract charges	—	255,967	$4,359,904	1.55%	—
2016	Lowest contract charge 0.65% Class IB	$14.09	—	—	—	7.39%
	Highest contract charge 1.70% Class IB	$14.53	—	—	—	6.21%
	All contract charges	—	237,828	$3,616,245	1.00%	—
2015	Lowest contract charge 0.65% Class IB	$13.12	—	—	—	(1.65)%
	Highest contract charge 1.70% Class IB	$13.68	—	—	—	(2.63)%
	All contract charges	—	217,542	$3,107,504	1.26%	—

EQ/Intermediate Government Bond
2019	Lowest contract charge 0.30% Class IB	$10.52	—	—	—	3.85%
	Highest contract charge 1.70% Class IB	$9.80	—	—	—	2.40%
	All contract charges	—	10,978	$112,959	1.57%	—
2018	Lowest contract charge 0.30% Class IB	$10.13	—	—	—	0.60%
	Highest contract charge 1.70% Class IB	$9.57	—	—	—	(0.93)%
	All contract charges	—	11,177	$111,962	1.24%	—
2017	Lowest contract charge 0.30% Class IB	$10.07	—	—	—	—%
	Highest contract charge 1.70% Class IB	$9.66	—	—	—	(1.33)%
	All contract charges	—	12,267	$123,980	0.85%	—
2016	Lowest contract charge 0.30% Class IB	$10.07	—	—	—	0.10%
	Highest contract charge 1.70% Class IB	$9.79	—	—	—	(1.21)%
	All contract charges	—	12,441	$126,941	0.68%	—
2015	Lowest contract charge 0.30% Class IB	$10.06	—	—	—	0.20%
	Highest contract charge 1.70% Class IB	$9.91	—	—	—	(1.29)%
	All contract charges	—	12,206	$125,847	0.59%	—

EQ/International Core Managed Volatility
2019	Lowest contract charge 1.30% Class IA	$13.03	—	—	—	20.87%
	Highest contract charge 1.70% Class IA	$12.50	—	—	—	20.31%
	All contract charges	—	400	$5,157	2.00%	—
2018	Lowest contract charge 1.30% Class IA	$10.78	—	—	—	(15.98)%
	Highest contract charge 1.70% Class IA	$10.39	—	—	—	(16.34)%
	All contract charges	—	435	$4,650	1.70%	—
2017	Lowest contract charge 1.30% Class IA	$12.83	—	—	—	24.68%
	Highest contract charge 1.70% Class IA	$12.42	—	—	—	24.20%
	All contract charges	—	432	$5,495	1.66%	—
2016	Lowest contract charge 1.30% Class IA	$10.29	—	—	—	(1.15)%
	Highest contract charge 1.70% Class IA	$10.00	—	—	—	(1.48)%
	All contract charges	—	434	$4,432	0.29%	—
2015	Lowest contract charge 1.30% Class IA	$10.41	—	—	—	(5.54)%
	Highest contract charge 1.70% Class IA	$10.15	—	—	—	(5.93)%
	All contract charges	—	445	$4,593	0.06%	—

EQ/International Core Managed Volatility
2019	Lowest contract charge 1.30% Class IB	$18.12	—	—	—	20.88%
	Highest contract charge 1.70% Class IB	$14.27	—	—	—	20.42%
	All contract charges	—	448	$7,498	2.00%	—
2018	Lowest contract charge 1.30% Class IB	$14.99	—	—	—	(16.02)%
	Highest contract charge 1.70% Class IB	$11.85	—	—	—	(16.37)%
	All contract charges	—	437	$6,117	1.70%	—
2017	Lowest contract charge 1.30% Class IB	$17.85	—	—	—	24.65%
	Highest contract charge 1.70% Class IB	$14.17	—	—	—	24.19%
	All contract charges	—	491	$8,206	1.66%	—
2016	Lowest contract charge 1.30% Class IB	$14.32	—	—	—	(1.10)%
	Highest contract charge 1.70% Class IB	$11.41	—	—	—	(1.47)%
	All contract charges	—	545	$7,273	0.29%	—

FSA-237

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2019

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/International Core Managed Volatility (Continued)
2015	Lowest contract charge 1.30% Class IB	$14.48	—	—	—	(5.54)%
	Highest contract charge 1.70% Class IB	$11.58	—	—	—	(6.01)%
	All contract charges	—	583	$7,915	0.06%	—

EQ/International Equity Index
2019	Lowest contract charge 1.30% Class IA	$13.68	—	—	—	20.63%
	Highest contract charge 1.70% Class IA	$13.13	—	—	—	20.13%
	All contract charges	—	2,218	$29,952	2.89%	—
2018	Lowest contract charge 1.30% Class IA	$11.34	—	—	—	(16.31)%
	Highest contract charge 1.70% Class IA	$10.93	—	—	—	(16.63)%
	All contract charges	—	2,374	$26,596	2.56%	—
2017	Lowest contract charge 1.30% Class IA	$13.55	—	—	—	21.63%
	Highest contract charge 1.70% Class IA	$13.11	—	—	—	21.16%
	All contract charges	—	2,318	$31,039	2.94%	—
2016	Lowest contract charge 0.65% Class IA	$10.91	—	—	—	1.58%
	Highest contract charge 1.70% Class IA	$10.82	—	—	—	0.46%
	All contract charges	—	2,071	$22,815	3.01%	—
2015	Lowest contract charge 0.65% Class IA	$10.74	—	—	—	(2.81)%
	Highest contract charge 1.70% Class IA	$10.77	—	—	—	(3.84)%
	All contract charges	—	1,880	$20,562	2.82%	—

EQ/International Equity Index
2019	Lowest contract charge 0.30% Class IB	$11.83	—	—	—	21.71%
	Highest contract charge 1.25% Class IB	$11.16	—	—	—	20.65%
	All contract charges	—	2,005	$22,282	2.89%	—
2018	Lowest contract charge 0.30% Class IB	$9.72	—	—	—	(15.40)%
	Highest contract charge 1.25% Class IB	$9.25	—	—	—	(16.21)%
	All contract charges	—	1,800	$16,585	2.56%	—
2017	Lowest contract charge 0.30% Class IB	$11.49	—	—	—	22.89%
	Highest contract charge 1.25% Class IB	$11.04	—	—	—	21.72%
	All contract charges	—	1,689	$18,593	2.94%	—
2016	Lowest contract charge 0.30% Class IB	$9.35	—	—	—	1.85%
	Highest contract charge 1.25% Class IB	$9.07	—	—	—	0.89%
	All contract charges	—	1,217	$11,019	3.01%	—
2015	Lowest contract charge 0.30% Class IB	$9.18	—	—	—	(2.44)%
	Highest contract charge 1.25% Class IB	$8.99	—	—	—	(3.33)%
	All contract charges	—	745	$6,690	2.82%	—

EQ/International Managed Volatility
2019	Lowest contract charge 0.65% Class IB	$12.90	—	—	—	20.56%
	Highest contract charge 1.70% Class IB	$12.30	—	—	—	19.42%
	All contract charges	—	7,150	$90,136	2.23%	—
2018	Lowest contract charge 0.65% Class IB	$10.70	—	—	—	(14.94)%
	Highest contract charge 1.70% Class IB	$10.30	—	—	—	(15.92)%
	All contract charges	—	8,262	$87,056	1.79%	—
2017	Lowest contract charge 0.65% Class IB	$12.58	—	—	—	23.45%
	Highest contract charge 1.70% Class IB	$12.25	—	—	—	22.13%
	All contract charges	—	9,065	$113,324	1.96%	—
2016	Lowest contract charge 0.65% Class IB	$10.19	—	—	—	(0.78)%
	Highest contract charge 1.70% Class IB	$10.03	—	—	—	(1.76)%
	All contract charges	—	10,749	$109,748	1.23%	—
2015	Lowest contract charge 0.65% Class IB	$10.27	—	—	—	(3.02)%
	Highest contract charge 1.70% Class IB	$10.21	—	—	—	(4.13)%
	All contract charges	—	11,114	$115,259	0.04%	—

FSA-238

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2019

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/International Value Managed Volatility
2019	Lowest contract charge 1.30% Class IA	$12.48	—	—	—	21.05%
	Highest contract charge 1.70% Class IA	$11.98	—	—	—	20.52%
	All contract charges	—	205	$2,524	2.20%	—
2018	Lowest contract charge 1.30% Class IA	$10.31	—	—	—	(17.59)%
	Highest contract charge 1.70% Class IA	$9.94	—	—	—	(17.92)%
	All contract charges	—	233	$2,379	1.62%	—
2017	Lowest contract charge 1.30% Class IA	$12.51	—	—	—	21.69%
	Highest contract charge 1.70% Class IA	$12.11	—	—	—	21.34%
	All contract charges	—	277	$3,440	1.87%	—
2016	Lowest contract charge 1.30% Class IA	$10.28	—	—	—	(0.48)%
	Highest contract charge 1.70% Class IA	$9.98	—	—	—	(0.99)%
	All contract charges	—	306	$3,115	0.45%	—
2015	Lowest contract charge 1.30% Class IA	$10.33	—	—	—	(4.44)%
	Highest contract charge 1.70% Class IA	$10.08	—	—	—	(4.82)%
	All contract charges	—	359	$3,686	0.10%	—

EQ/Invesco Comstock
2019	Lowest contract charge 1.30% Class IA	$25.20	—	—	—	23.35%
	Highest contract charge 1.70% Class IA	$24.18	—	—	—	22.87%
	All contract charges	—	1,817	$45,272	2.10%	—
2018	Lowest contract charge 1.30% Class IA	$20.43	—	—	—	(13.54)%
	Highest contract charge 1.70% Class IA	$19.68	—	—	—	(13.91)%
	All contract charges	—	1,786	$36,147	1.68%	—
2017	Lowest contract charge 1.30% Class IA	$23.63	—	—	—	16.46%
	Highest contract charge 1.70% Class IA	$22.86	—	—	—	15.98%
	All contract charges	—	1,362	$31,909	0.80%	—
2016	Lowest contract charge 0.65% Class IA	$18.72	—	—	—	16.56%
	Highest contract charge 1.70% Class IA	$19.71	—	—	—	15.40%
	All contract charges	—	1,379	$27,771	2.49%	—
2015	Lowest contract charge 0.65% Class IA	$16.06	—	—	—	(6.79)%
	Highest contract charge 1.70% Class IA	$17.08	—	—	—	(7.78)%
	All contract charges	—	1,482	$25,762	2.15%	—

EQ/Invesco Comstock
2019	Lowest contract charge 1.30% Class IB	$22.23	—	—	—	23.36%
	Highest contract charge 1.70% Class IB	$20.95	—	—	—	22.87%
	All contract charges	—	359	$7,780	2.10%	—
2018	Lowest contract charge 1.30% Class IB	$18.02	—	—	—	(13.53)%
	Highest contract charge 1.70% Class IB	$17.05	—	—	—	(13.89)%
	All contract charges	—	379	$6,686	1.68%	—
2017	Lowest contract charge 1.30% Class IB	$20.84	—	—	—	16.42%
	Highest contract charge 1.70% Class IB	$19.80	—	—	—	15.99%
	All contract charges	—	461	$9,403	0.80%	—
2016	Lowest contract charge 1.30% Class IB	$17.90	—	—	—	15.86%
	Highest contract charge 1.70% Class IB	$17.07	—	—	—	15.42%
	All contract charges	—	489	$8,604	2.49%	—
2015	Lowest contract charge 1.30% Class IB	$15.45	—	—	—	(7.37)%
	Highest contract charge 1.70% Class IB	$14.79	—	—	—	(7.79)%
	All contract charges	—	604	$9,159	2.15%	—

EQ/Invesco Global Real Estate(n)
2019	Lowest contract charge 0.30% Class IB	$13.87	—	—	—	22.10%
	Highest contract charge 1.70% Class IB	$18.25	—	—	—	20.38%
	All contract charges	—	4,242	$72,930	4.39%	—
2018	Lowest contract charge 0.30% Class IB(h)	$11.36	—	—	—	(0.79)%
	Highest contract charge 1.70% Class IB(h)	$15.16	—	—	—	(1.04)%
	All contract charges	—	4,591	$66,530	0.55%	—

FSA-239

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2019

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/Invesco International Growth(o)
2019	Lowest contract charge 0.30% Class IB	$12.97	—	—	—	27.78%
	Highest contract charge 1.70% Class IB	$16.04	—	—	—	26.00%
	All contract charges	—	3,182	$48,251	1.63%	—
2018	Lowest contract charge 0.30% Class IB(h)	$10.15	—	—	—	(5.05)%
	Highest contract charge 1.70% Class IB(h)	$12.73	—	—	—	(5.35)%
	All contract charges	—	3,491	$42,018	0.21%	—

EQ/Invesco Moderate Allocation
2019	Lowest contract charge 1.30% Class IB	$11.10	—	—	—	12.92%
	Highest contract charge 1.70% Class IB	$10.89	—	—	—	12.38%
	All contract charges	—	27,572	$305,533	1.03%	—
2018	Lowest contract charge 1.30% Class IB	$9.83	—	—	—	(6.29)%
	Highest contract charge 1.70% Class IB	$9.69	—	—	—	(6.65)%
	All contract charges	—	25,664	$251,973	0.83%	—
2017	Lowest contract charge 1.30% Class IB	$10.49	—	—	—	8.37%
	Highest contract charge 1.70% Class IB	$10.38	—	—	—	7.90%
	All contract charges	—	22,093	$231,467	0.31%	—
2016	Lowest contract charge 1.30% Class IB	$9.68	—	—	—	1.89%
	Highest contract charge 1.70% Class IB	$9.62	—	—	—	1.58%
	All contract charges	—	16,629	$160,825	0.06%	—
2015	Lowest contract charge 1.30% Class IB(c)	$9.50	—	—	—	(4.33)%
	Highest contract charge 1.70% Class IB(c)	$9.47	—	—	—	(4.63)%
	All contract charges	—	6,921	$65,722	0.16%	—

EQ/Invesco Moderate Growth Allocation
2019	Lowest contract charge 1.30% Class IB(ab)	$11.27	—	—	—	10.82%
	Highest contract charge 1.65% Class IB(ab)	$11.23	—	—	—	10.42%
	All contract charges	—	2,655	$29,906	1.76%	—

EQ/Janus Enterprise
2019	Lowest contract charge 1.30% Class IA	$25.49	—	—	—	34.73%
	Highest contract charge 1.70% Class IA	$24.46	—	—	—	34.17%
	All contract charges	—	1,798	$45,305	0.02%	—
2018	Lowest contract charge 1.30% Class IA	$18.92	—	—	—	(3.07)%
	Highest contract charge 1.70% Class IA	$18.23	—	—	—	(3.49)%
	All contract charges	—	1,843	$34,523	0.00%	—
2017	Lowest contract charge 1.30% Class IA	$19.52	—	—	—	26.26%
	Highest contract charge 1.70% Class IA	$18.89	—	—	—	25.77%
	All contract charges	—	1,844	$35,682	0.00%	—
2016	Lowest contract charge 0.65% Class IA	$12.58	—	—	—	(4.91)%
	Highest contract charge 1.70% Class IA	$15.02	—	—	—	(5.95)%
	All contract charges	—	1,909	$29,259	0.00%	—
2015	Lowest contract charge 0.65% Class IA	$13.23	—	—	—	(6.10)%
	Highest contract charge 1.70% Class IA	$15.97	—	—	—	(7.15)%
	All contract charges	—	2,119	$34,453	0.00%	—

EQ/Janus Enterprise
2019	Lowest contract charge 0.30% Class IB	$16.14	—	—	—	36.09%
	Highest contract charge 1.70% Class IB	$30.42	—	—	—	34.13%
	All contract charges	—	1,220	$23,984	0.02%	—
2018	Lowest contract charge 1.10% Class IB	$10.37	—	—	—	(2.90)%
	Highest contract charge 1.70% Class IB	$22.68	—	—	—	(3.45)%
	All contract charges	—	1,110	$17,273	0.00%	—
2017	Lowest contract charge 1.10% Class IB	$10.68	—	—	—	26.54%
	Highest contract charge 1.70% Class IB	$23.49	—	—	—	25.75%
	All contract charges	—	1,012	$18,086	0.00%	—

FSA-240

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2019

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/Janus Enterprise (Continued)
2016	Lowest contract charge 1.10% Class IB	$8.44	—	—	—	(5.38)%
	Highest contract charge 1.70% Class IB	$18.68	—	—	—	(5.99)%
	All contract charges	—	952	$14,661	0.00%	—
2015	Lowest contract charge 1.10% Class IB(c)	$8.92	—	—	—	(9.81)%
	Highest contract charge 1.70% Class IB	$19.87	—	—	—	(7.06)%
	All contract charges	—	874	$14,987	0.00%	—

EQ/JPMorgan Growth Allocation
2019	Lowest contract charge 1.30% Class IB	$10.91	—	—	—	14.36%
	Highest contract charge 1.65% Class IB	$10.83	—	—	—	13.88%
	All contract charges	—	15,163	$165,454	0.95%	—
2018	Lowest contract charge 1.30% Class IB(g)	$9.54	—	—	—	(6.01)%
	Highest contract charge 1.65% Class IB(g)	$9.51	—	—	—	(6.21)%
	All contract charges	—	7,242	$69,110	1.23%	—

EQ/JPMorgan Value Opportunities
2019	Lowest contract charge 1.30% Class IA	$26.20	—	—	—	25.90%
	Highest contract charge 1.70% Class IA	$25.14	—	—	—	25.32%
	All contract charges	—	404	$10,437	1.30%	—
2018	Lowest contract charge 1.30% Class IA	$20.81	—	—	—	(16.53)%
	Highest contract charge 1.70% Class IA	$20.06	—	—	—	(16.83)%
	All contract charges	—	467	$9,617	0.99%	—
2017	Lowest contract charge 1.30% Class IA	$24.93	—	—	—	16.22%
	Highest contract charge 1.70% Class IA	$24.12	—	—	—	15.74%
	All contract charges	—	485	$11,969	0.87%	—
2016	Lowest contract charge 0.65% Class IA	$20.41	—	—	—	20.77%
	Highest contract charge 1.70% Class IA	$20.84	—	—	—	19.50%
	All contract charges	—	467	$9,912	1.14%	—
2015	Lowest contract charge 0.65% Class IA	$16.90	—	—	—	(2.93)%
	Highest contract charge 1.70% Class IA	$17.44	—	—	—	(3.96)%
	All contract charges	—	406	$7,204	0.74%	—

EQ/JPMorgan Value Opportunities
2019	Lowest contract charge 0.30% Class IB(h)	$11.26	—	—	—	27.09%
	Highest contract charge 1.70% Class IB	$28.30	—	—	—	25.39%
	All contract charges	—	835	$14,864	1.30%	—
2018	Lowest contract charge 1.10% Class IB(h)	$8.84	—	—	—	(10.44)%
	Highest contract charge 1.70% Class IB	$22.57	—	—	—	(16.87)%
	All contract charges	—	373	$7,945	0.99%	—
2017	Lowest contract charge 1.30% Class IB	$26.68	—	—	—	16.20%
	Highest contract charge 1.70% Class IB	$27.15	—	—	—	15.73%
	All contract charges	—	378	$9,976	0.87%	—
2016	Lowest contract charge 1.30% Class IB	$22.96	—	—	—	19.96%
	Highest contract charge 1.70% Class IB	$23.46	—	—	—	19.45%
	All contract charges	—	327	$7,422	1.14%	—
2015	Lowest contract charge 1.30% Class IB	$19.14	—	—	—	(3.58)%
	Highest contract charge 1.70% Class IB	$19.64	—	—	—	(3.91)%
	All contract charges	—	248	$4,682	0.74%	—

EQ/Large Cap Core Managed Volatility
2019	Lowest contract charge 1.30% Class IB	$28.67	—	—	—	28.28%
	Highest contract charge 1.70% Class IB	$20.43	—	—	—	27.77%
	All contract charges	—	366	$9,561	1.25%	—
2018	Lowest contract charge 1.30% Class IB	$22.35	—	—	—	(7.64)%
	Highest contract charge 1.70% Class IB	$15.99	—	—	—	(8.05)%
	All contract charges	—	401	$8,197	0.97%	—

FSA-241

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2019

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/Large Cap Core Managed Volatility (Continued)
2017	Lowest contract charge 1.30% Class IB	$24.20	—	—	—	20.40%
	Highest contract charge 1.70% Class IB	$17.39	—	—	—	19.93%
	All contract charges	—	487	$10,843	1.01%	—
2016	Lowest contract charge 1.30% Class IB	$20.10	—	—	—	8.41%
	Highest contract charge 1.70% Class IB	$14.50	—	—	—	7.97%
	All contract charges	—	509	$9,344	1.19%	—
2015	Lowest contract charge 1.30% Class IB	$18.54	—	—	—	(0.96)%
	Highest contract charge 1.70% Class IB	$13.43	—	—	—	(1.40)%
	All contract charges	—	493	$8,225	1.05%	—

EQ/Large Cap Growth Index
2019	Lowest contract charge 0.65% Class IA	$32.44	—	—	—	34.44%
	Highest contract charge 1.70% Class IA	$33.93	—	—	—	33.01%
	All contract charges	—	2,094	$73,076	0.64%	—
2018	Lowest contract charge 0.65% Class IA	$24.13	—	—	—	(2.90)%
	Highest contract charge 1.70% Class IA	$25.51	—	—	—	(3.92)%
	All contract charges	—	1,822	$47,830	0.66%	—
2017	Lowest contract charge 0.65% Class IA	$24.85	—	—	—	28.42%
	Highest contract charge 1.70% Class IA	$26.55	—	—	—	27.03%
	All contract charges	—	1,806	$49,189	0.81%	—
2016	Lowest contract charge 1.30% Class IA	$21.51	—	—	—	4.93%
	Highest contract charge 1.70% Class IA	$20.90	—	—	—	4.55%
	All contract charges	—	1,533	$32,753	1.12%	—
2015	Lowest contract charge 1.30% Class IA	$20.50	—	—	—	3.54%
	Highest contract charge 1.70% Class IA	$19.99	—	—	—	3.09%
	All contract charges	—	1,290	$26,251	0.97%	—

EQ/Large Cap Growth Index
2019	Lowest contract charge 0.30% Class IB	$22.01	—	—	—	34.87%
	Highest contract charge 1.25% Class IB	$20.75	—	—	—	33.61%
	All contract charges	—	1,749	$32,598	0.64%	—
2018	Lowest contract charge 1.10% Class IB	$12.84	—	—	—	(3.31)%
	Highest contract charge 1.25% Class IB	$15.53	—	—	—	(3.48)%
	All contract charges	—	1,569	$21,979	0.66%	—
2017	Lowest contract charge 1.10% Class IB	$13.28	—	—	—	27.82%
	Highest contract charge 1.25% Class IB	$16.09	—	—	—	27.60%
	All contract charges	—	1,263	$18,737	0.81%	—
2016	Lowest contract charge 1.10% Class IB	$10.39	—	—	—	5.16%
	Highest contract charge 1.25% Class IB	$12.61	—	—	—	5.08%
	All contract charges	—	859	$10,320	1.12%	—
2015	Lowest contract charge 1.10% Class IB(c)	$9.88	—	—	—	(1.20)%
	Highest contract charge 1.25% Class IB	$12.00	—	—	—	3.54%
	All contract charges	—	473	$5,594	0.97%	—

EQ/Large Cap Growth Managed Volatility
2019	Lowest contract charge 1.30% Class IA	$31.39	—	—	—	31.95%
	Highest contract charge 1.70% Class IA	$30.13	—	—	—	31.46%
	All contract charges	—	193	$5,981	0.42%	—
2018	Lowest contract charge 1.30% Class IA	$23.79	—	—	—	(4.23)%
	Highest contract charge 1.70% Class IA	$22.92	—	—	—	(4.62)%
	All contract charges	—	216	$5,059	0.47%	—
2017	Lowest contract charge 1.30% Class IA	$24.84	—	—	—	27.52%
	Highest contract charge 1.70% Class IA	$24.03	—	—	—	27.01%
	All contract charges	—	255	$6,271	0.48%	—
2016	Lowest contract charge 1.30% Class IA	$19.48	—	—	—	4.17%
	Highest contract charge 1.70% Class IA	$18.92	—	—	—	3.73%
	All contract charges	—	274	$5,298	0.56%	—

FSA-242

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2019

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/Large Cap Growth Managed Volatility (Continued)
2015	Lowest contract charge 1.30% Class IA	$18.70	—	—	—	2.69%
	Highest contract charge 1.70% Class IA	$18.24	—	—	—	2.24%
	All contract charges	—	314	$5,839	0.30%	—

EQ/Large Cap Growth Managed Volatility
2019	Lowest contract charge 1.30% Class IB	$36.65	—	—	—	31.98%
	Highest contract charge 1.70% Class IB	$39.00	—	—	—	31.45%
	All contract charges	—	526	$19,377	0.42%	—
2018	Lowest contract charge 1.30% Class IB	$27.77	—	—	—	(4.24)%
	Highest contract charge 1.70% Class IB	$29.67	—	—	—	(4.63)%
	All contract charges	—	570	$15,944	0.47%	—
2017	Lowest contract charge 1.30% Class IB	$29.00	—	—	—	27.53%
	Highest contract charge 1.70% Class IB	$31.11	—	—	—	27.03%
	All contract charges	—	668	$19,555	0.48%	—
2016	Lowest contract charge 1.30% Class IB	$22.74	—	—	—	4.17%
	Highest contract charge 1.70% Class IB	$24.49	—	—	—	3.73%
	All contract charges	—	733	$16,909	0.56%	—
2015	Lowest contract charge 1.30% Class IB	$21.83	—	—	—	2.68%
	Highest contract charge 1.70% Class IB	$23.61	—	—	—	2.25%
	All contract charges	—	772	$17,200	0.30%	—

EQ/Large Cap Value Index
2019	Lowest contract charge 1.30% Class IA	$25.67	—	—	—	24.01%
	Highest contract charge 1.70% Class IA	$24.63	—	—	—	23.46%
	All contract charges	—	1,558	$39,380	2.33%	—
2018	Lowest contract charge 1.30% Class IA	$20.70	—	—	—	(10.08)%
	Highest contract charge 1.70% Class IA	$19.95	—	—	—	(10.42)%
	All contract charges	—	1,303	$26,682	2.10%	—
2017	Lowest contract charge 1.30% Class IA	$23.02	—	—	—	11.53%
	Highest contract charge 1.70% Class IA	$22.27	—	—	—	11.07%
	All contract charges	—	1,325	$30,204	2.05%	—
2016	Lowest contract charge 1.30% Class IA	$20.64	—	—	—	14.99%
	Highest contract charge 1.70% Class IA	$20.05	—	—	—	14.51%
	All contract charges	—	1,107	$22,642	2.25%	—
2015	Lowest contract charge 1.30% Class IA	$17.95	—	—	—	(5.68)%
	Highest contract charge 1.70% Class IA	$17.51	—	—	—	(6.06)%
	All contract charges	—	1,441	$25,524	2.87%	—

EQ/Large Cap Value Index
2019	Lowest contract charge 1.10% Class IB	$13.56	—	—	—	24.29%
	Highest contract charge 1.25% Class IB	$15.65	—	—	—	24.11%
	All contract charges	—	1,361	$19,984	2.33%	—
2018	Lowest contract charge 1.10% Class IB	$10.91	—	—	—	(9.91)%
	Highest contract charge 1.25% Class IB	$12.61	—	—	—	(10.06)%
	All contract charges	—	1,099	$13,112	2.10%	—
2017	Lowest contract charge 1.10% Class IB	$12.11	—	—	—	11.72%
	Highest contract charge 1.25% Class IB	$14.02	—	—	—	11.54%
	All contract charges	—	811	$10,859	2.05%	—
2016	Lowest contract charge 1.10% Class IB	$10.84	—	—	—	15.20%
	Highest contract charge 1.25% Class IB	$12.57	—	—	—	15.11%
	All contract charges	—	539	$6,576	2.25%	—
2015	Lowest contract charge 1.10% Class IB(c)	$9.41	—	—	—	(5.81)%
	Highest contract charge 1.25% Class IB	$10.92	—	—	—	(5.70)%
	All contract charges	—	324	$3,514	2.87%	—

FSA-243

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2019

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/Large Cap Value Managed Volatility
2019	Lowest contract charge 1.30% Class IA	$23.68	—	—	—	23.78%
	Highest contract charge 1.70% Class IA	$22.73	—	—	—	23.33%
	All contract charges	—	472	$11,068	1.95%	—
2018	Lowest contract charge 1.30% Class IA	$19.13	—	—	—	(11.11)%
	Highest contract charge 1.70% Class IA	$18.43	—	—	—	(11.48)%
	All contract charges	—	495	$9,390	2.42%	—
2017	Lowest contract charge 1.30% Class IA	$21.52	—	—	—	12.38%
	Highest contract charge 1.70% Class IA	$20.82	—	—	—	11.94%
	All contract charges	—	503	$10,734	1.53%	—
2016	Lowest contract charge 1.30% Class IA	$19.15	—	—	—	13.85%
	Highest contract charge 1.70% Class IA	$18.60	—	—	—	13.35%
	All contract charges	—	489	$9,281	1.79%	—
2015	Lowest contract charge 1.30% Class IA	$16.82	—	—	—	(5.24)%
	Highest contract charge 1.70% Class IA	$16.41	—	—	—	(5.64)%
	All contract charges	—	976	$16,144	2.25%	—

EQ/Large Cap Value Managed Volatility
2019	Lowest contract charge 1.30% Class IB	$21.96	—	—	—	23.79%
	Highest contract charge 1.70% Class IB	$23.78	—	—	—	23.34%
	All contract charges	—	595	$13,104	1.95%	—
2018	Lowest contract charge 1.30% Class IB	$17.74	—	—	—	(11.08)%
	Highest contract charge 1.70% Class IB	$19.28	—	—	—	(11.48)%
	All contract charges	—	607	$10,830	2.42%	—
2017	Lowest contract charge 1.30% Class IB	$19.95	—	—	—	12.33%
	Highest contract charge 1.70% Class IB	$21.78	—	—	—	11.92%
	All contract charges	—	734	$14,837	1.53%	—
2016	Lowest contract charge 1.30% Class IB	$17.76	—	—	—	13.85%
	Highest contract charge 1.70% Class IB	$19.46	—	—	—	13.40%
	All contract charges	—	811	$14,619	1.79%	—
2015	Lowest contract charge 1.30% Class IB	$15.60	—	—	—	(5.28)%
	Highest contract charge 1.70% Class IB	$17.16	—	—	—	(5.66)%
	All contract charges	—	817	$12,896	2.25%	—

EQ/Lazard Emerging Markets Equity(p)
2019	Lowest contract charge 0.30% Class IB	$10.75	—	—	—	18.39%
	Highest contract charge 1.70% Class IB	$11.90	—	—	—	16.78%
	All contract charges	—	7,317	$86,792	2.60%	—
2018	Lowest contract charge 0.30% Class IB(h)	$9.08	—	—	—	(1.41)%
	Highest contract charge 1.70% Class IB(h)	$10.19	—	—	—	(1.74)%
	All contract charges	—	7,831	$79,666	0.17%	—

EQ/Legg Mason Growth Allocation
2019	Lowest contract charge 1.30% Class IB(ab)	$11.28	—	—	—	10.70%
	Highest contract charge 1.65% Class IB(ab)	$11.24	—	—	—	10.30%
	All contract charges	—	2,132	$24,040	2.37%	—

EQ/Legg Mason Moderate Allocation
2019	Lowest contract charge 1.30% Class IB	$12.17	—	—	—	13.53%
	Highest contract charge 1.70% Class IB	$11.98	—	—	—	13.13%
	All contract charges	—	17,095	$207,873	1.06%	—
2018	Lowest contract charge 1.30% Class IB	$10.72	—	—	—	(7.27)%
	Highest contract charge 1.70% Class IB	$10.59	—	—	—	(7.67)%
	All contract charges	—	15,215	$162,945	1.44%	—
2017	Lowest contract charge 1.30% Class IB	$11.56	—	—	—	9.37%
	Highest contract charge 1.70% Class IB	$11.47	—	—	—	8.93%
	All contract charges	—	10,544	$121,791	1.06%	—
2016	Lowest contract charge 1.30% Class IB(e)	$10.57	—	—	—	4.97%
	Highest contract charge 1.70% Class IB(e)	$10.53	—	—	—	4.57%
	All contract charges	—	4,872	$51,475	1.29%	—

FSA-244

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2019

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/Loomis Sayles Growth
2019	Lowest contract charge 1.30% Class IA	$31.83	—	—	—	29.60%
	Highest contract charge 1.70% Class IA	$30.55	—	—	—	29.12%
	All contract charges	—	1,960	$61,881	0.03%	—
2018	Lowest contract charge 1.30% Class IA	$24.56	—	—	—	(4.25)%
	Highest contract charge 1.70% Class IA	$23.66	—	—	—	(4.64)%
	All contract charges	—	2,083	$50,745	0.09%	—
2017	Lowest contract charge 1.30% Class IA	$25.65	—	—	—	32.90%
	Highest contract charge 1.70% Class IA	$24.81	—	—	—	32.32%
	All contract charges	—	1,959	$49,866	0.19%	—
2016	Lowest contract charge 1.30% Class IA	$19.30	—	—	—	5.41%
	Highest contract charge 1.70% Class IA	$18.75	—	—	—	4.98%
	All contract charges	—	1,554	$29,781	0.43%	—
2015	Lowest contract charge 1.30% Class IA	$18.31	—	—	—	10.10%
	Highest contract charge 1.70% Class IA	$17.86	—	—	—	9.64%
	All contract charges	—	944	$17,189	0.14%	—

EQ/Loomis Sayles Growth
2019	Lowest contract charge 0.30% Class IB	$22.70	—	—	—	30.91%
	Highest contract charge 1.70% Class IB	$29.41	—	—	—	29.10%
	All contract charges	—	1,648	$33,565	0.03%	—
2018	Lowest contract charge 1.10% Class IB	$13.85	—	—	—	(4.02)%
	Highest contract charge 1.70% Class IB	$22.78	—	—	—	(4.65)%
	All contract charges	—	1,517	$24,115	0.09%	—
2017	Lowest contract charge 1.10% Class IB	$14.43	—	—	—	33.12%
	Highest contract charge 1.70% Class IB	$23.89	—	—	—	32.28%
	All contract charges	—	1,211	$20,879	0.19%	—
2016	Lowest contract charge 1.10% Class IB	$10.84	—	—	—	5.65%
	Highest contract charge 1.70% Class IB	$18.06	—	—	—	5.00%
	All contract charges	—	767	$10,726	0.43%	—
2015	Lowest contract charge 1.10% Class IB(c)	$10.26	—	—	—	3.64%
	Highest contract charge 1.70% Class IB	$17.20	—	—	—	9.62%
	All contract charges	—	262	$3,907	0.14%	—

EQ/MFS International Growth
2019	Lowest contract charge 1.30% Class IA	$18.53	—	—	—	25.63%
	Highest contract charge 1.70% Class IA	$17.78	—	—	—	25.04%
	All contract charges	—	2,300	$42,214	1.34%	—
2018	Lowest contract charge 1.30% Class IA	$14.75	—	—	—	(10.61)%
	Highest contract charge 1.70% Class IA	$14.22	—	—	—	(10.90)%
	All contract charges	—	2,192	$32,070	0.95%	—
2017	Lowest contract charge 1.30% Class IA	$16.50	—	—	—	30.43%
	Highest contract charge 1.70% Class IA	$15.96	—	—	—	29.86%
	All contract charges	—	1,833	$29,949	0.86%	—
2016	Lowest contract charge 1.30% Class IA	$12.65	—	—	—	0.64%
	Highest contract charge 1.70% Class IA	$12.29	—	—	—	0.24%
	All contract charges	—	1,611	$20,205	1.02%	—
2015	Lowest contract charge 1.30% Class IA	$12.57	—	—	—	(1.10)%
	Highest contract charge 1.70% Class IA	$12.26	—	—	—	(1.53)%
	All contract charges	—	1,570	$19,572	0.62%	—

EQ/MFS International Growth
2019	Lowest contract charge 0.30% Class IB	$14.56	—	—	—	26.83%
	Highest contract charge 1.70% Class IB	$22.28	—	—	—	25.10%
	All contract charges	—	2,083	$28,800	1.34%	—
2018	Lowest contract charge 0.30% Class IB	$11.48	—	—	—	(9.61)%
	Highest contract charge 1.70% Class IB	$17.81	—	—	—	(10.95)%
	All contract charges	—	1,679	$18,486	0.95%	—

FSA-245

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2019

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/MFS International Growth (Continued)
2017	Lowest contract charge 0.30% Class IB	$12.70	—	—	—	31.61%
	Highest contract charge 1.70% Class IB	$20.00	—	—	—	29.87%
	All contract charges	—	1,359	$17,271	0.86%	—
2016	Lowest contract charge 1.10% Class IB	$9.21	—	—	—	0.88%
	Highest contract charge 1.70% Class IB	$15.40	—	—	—	0.20%
	All contract charges	—	1,176	$11,810	1.02%	—
2015	Lowest contract charge 1.10% Class IB(c)	$9.13	—	—	—	(8.52)%
	Highest contract charge 1.70% Class IB	$15.37	—	—	—	(1.47)%
	All contract charges	—	973	$10,104	0.62%	—

EQ/MFS International Value(q)
2019	Lowest contract charge 0.30% Class IB	$16.10	—	—	—	25.49%
	Highest contract charge 1.70% Class IB	$21.59	—	—	—	23.72%
	All contract charges	—	12,771	$245,448	0.67%	—
2018	Lowest contract charge 0.30% Class IB(h)	$12.83	—	—	—	(4.40)%
	Highest contract charge 1.70% Class IB(h)	$17.45	—	—	—	(4.70)%
	All contract charges	—	13,493	$211,736	0.00%	—

EQ/MFS Mid Cap Focused Growth(r)
2019	Lowest contract charge 0.65% Class IB	$27.76	—	—	—	35.41%
	Highest contract charge 1.70% Class IB	$31.58	—	—	—	33.98%
	All contract charges	—	2,360	$76,772	0.02%	—
2018	Lowest contract charge 0.65% Class IB(h)	$20.50	—	—	—	(9.45)%
	Highest contract charge 1.70% Class IB(h)	$23.57	—	—	—	(9.62)%
	All contract charges	—	2,346	$56,849	0.01%	—

EQ/MFS Technology(s)
2019	Lowest contract charge 0.30% Class IB(h)	$12.04	—	—	—	35.43%
	Highest contract charge 1.70% Class IB	$40.91	—	—	—	33.52%
	All contract charges	—	1,299	$44,875	0.00%	—
2018	Lowest contract charge 1.10% Class IB(h)	$8.88	—	—	—	(11.11)%
	Highest contract charge 1.70% Class IB(h)	$30.64	—	—	—	(11.27)%
	All contract charges	—	1,068	$33,121	0.00%	—

EQ/MFS Utilities Series(t)
2019	Lowest contract charge 0.30% Class IB	$14.98	—	—	—	24.32%
	Highest contract charge 1.70% Class IB	$22.38	—	—	—	22.56%
	All contract charges	—	3,046	$61,085	2.88%	—
2018	Lowest contract charge 0.30% Class IB(h)	$12.05	—	—	—	(2.74)%
	Highest contract charge 1.70% Class IB(h)	$18.26	—	—	—	(2.98)%
	All contract charges	—	3,048	$50,223	0.50%	—

EQ/Mid Cap Index
2019	Lowest contract charge 1.30% Class IA	$28.65	—	—	—	23.76%
	Highest contract charge 1.70% Class IA	$27.50	—	—	—	23.26%
	All contract charges	—	2,421	$68,558	1.13%	—
2018	Lowest contract charge 1.30% Class IA	$23.15	—	—	—	(12.84)%
	Highest contract charge 1.70% Class IA	$22.31	—	—	—	(13.19)%
	All contract charges	—	2,513	$57,522	1.07%	—
2017	Lowest contract charge 1.30% Class IA	$26.56	—	—	—	13.94%
	Highest contract charge 1.70% Class IA	$25.70	—	—	—	13.52%
	All contract charges	—	2,519	$66,190	0.94%	—
2016	Lowest contract charge 1.30% Class IA	$23.31	—	—	—	18.38%
	Highest contract charge 1.70% Class IA	$22.64	—	—	—	17.86%
	All contract charges	—	2,625	$60,435	1.28%	—
2015	Lowest contract charge 1.30% Class IA	$19.69	—	—	—	(4.14)%
	Highest contract charge 1.70% Class IA	$19.21	—	—	—	(4.48)%
	All contract charges	—	1,883	$36,792	0.90%	—

FSA-246

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2019

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/Mid Cap Index
2019	Lowest contract charge 0.30% Class IB	$16.49	—	—	—	25.02%
	Highest contract charge 1.25% Class IB	$15.54	—	—	—	23.82%
	All contract charges	—	2,467	$35,553	1.13%	—
2018	Lowest contract charge 0.30% Class IB	$13.19	—	—	—	(11.95)%
	Highest contract charge 1.25% Class IB	$12.55	—	—	—	(12.85)%
	All contract charges	—	2,116	$24,839	1.07%	—
2017	Lowest contract charge 0.30% Class IB	$14.98	—	—	—	15.14%
	Highest contract charge 1.25% Class IB	$14.40	—	—	—	14.10%
	All contract charges	—	1,603	$21,792	0.94%	—
2016	Lowest contract charge 0.30% Class IB	$13.01	—	—	—	19.58%
	Highest contract charge 1.25% Class IB	$12.62	—	—	—	18.39%
	All contract charges	—	1,206	$14,632	1.28%	—
2015	Lowest contract charge 0.30% Class IB	$10.88	—	—	—	(3.20)%
	Highest contract charge 1.25% Class IB	$10.66	—	—	—	(4.05)%
	All contract charges	—	958	$10,059	0.90%	—

EQ/Mid Cap Value Managed Volatility
2019	Lowest contract charge 1.30% Class IA	$25.15	—	—	—	24.94%
	Highest contract charge 1.70% Class IA	$24.13	—	—	—	24.45%
	All contract charges	—	237	$5,910	1.39%	—
2018	Lowest contract charge 1.30% Class IA	$20.13	—	—	—	(14.41)%
	Highest contract charge 1.70% Class IA	$19.39	—	—	—	(14.81)%
	All contract charges	—	241	$4,819	1.21%	—
2017	Lowest contract charge 1.30% Class IA	$23.52	—	—	—	10.89%
	Highest contract charge 1.70% Class IA	$22.76	—	—	—	10.43%
	All contract charges	—	229	$5,338	1.07%	—
2016	Lowest contract charge 1.30% Class IA	$21.21	—	—	—	16.09%
	Highest contract charge 1.70% Class IA	$20.61	—	—	—	15.66%
	All contract charges	—	216	$4,560	1.36%	—
2015	Lowest contract charge 1.30% Class IA	$18.27	—	—	—	(4.79)%
	Highest contract charge 1.70% Class IA	$17.82	—	—	—	(5.16)%
	All contract charges	—	199	$3,604	0.85%	—

EQ/Mid Cap Value Managed Volatility
2019	Lowest contract charge 1.30% Class IB	$28.95	—	—	—	24.95%
	Highest contract charge 1.70% Class IB	$29.78	—	—	—	24.45%
	All contract charges	—	400	$11,435	1.39%	—
2018	Lowest contract charge 1.30% Class IB	$23.17	—	—	—	(14.41)%
	Highest contract charge 1.70% Class IB	$23.93	—	—	—	(14.78)%
	All contract charges	—	414	$9,486	1.21%	—
2017	Lowest contract charge 1.30% Class IB	$27.07	—	—	—	10.85%
	Highest contract charge 1.70% Class IB	$28.08	—	—	—	10.42%
	All contract charges	—	489	$13,131	1.07%	—
2016	Lowest contract charge 1.30% Class IB	$24.42	—	—	—	16.12%
	Highest contract charge 1.70% Class IB	$25.43	—	—	—	15.64%
	All contract charges	—	515	$12,477	1.36%	—
2015	Lowest contract charge 1.30% Class IB	$21.03	—	—	—	(4.76)%
	Highest contract charge 1.70% Class IB	$21.99	—	—	—	(5.17)%
	All contract charges	—	429	$8,993	0.85%	—

EQ/Moderate Allocation
2019	Lowest contract charge 1.30% Class A	$15.45	—	—	—	14.02%
	Highest contract charge 1.70% Class A	$14.83	—	—	—	13.55%
	All contract charges	—	6,697	$102,635	1.66%	—
2018	Lowest contract charge 1.30% Class A	$13.55	—	—	—	(6.03)%
	Highest contract charge 1.70% Class A	$13.06	—	—	—	(6.38)%
	All contract charges	—	7,282	$97,916	1.65%	—

FSA-247

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2019

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/Moderate Allocation (Continued)
2017	Lowest contract charge 1.30% Class A	$14.42	—	—	—	9.66%
	Highest contract charge 1.70% Class A	$13.95	—	—	—	9.15%
	All contract charges	—	7,245	$103,678	1.29%	—
2016	Lowest contract charge 1.30% Class A	$13.15	—	—	—	3.95%
	Highest contract charge 1.70% Class A	$12.78	—	—	—	3.57%
	All contract charges	—	7,444	$97,273	0.97%	—
2015	Lowest contract charge 1.30% Class A	$12.65	—	—	—	(2.17)%
	Highest contract charge 1.70% Class A	$12.34	—	—	—	(2.53)%
	All contract charges	—	7,426	$93,368	0.93%	—

EQ/Moderate Allocation
2019	Lowest contract charge 1.10% Class B	$11.78	—	—	—	14.26%
	Highest contract charge 1.25% Class B	$12.34	—	—	—	14.15%
	All contract charges	—	6,196	$75,040	1.66%	—
2018	Lowest contract charge 1.10% Class B	$10.31	—	—	—	(5.84)%
	Highest contract charge 1.25% Class B	$10.81	—	—	—	(6.00)%
	All contract charges	—	5,157	$54,691	1.65%	—
2017	Lowest contract charge 1.10% Class B	$10.95	—	—	—	9.83%
	Highest contract charge 1.25% Class B	$11.50	—	—	—	9.63%
	All contract charges	—	3,892	$43,939	1.29%	—
2016	Lowest contract charge 1.10% Class B	$9.97	—	—	—	4.18%
	Highest contract charge 1.25% Class B	$10.49	—	—	—	4.07%
	All contract charges	—	3,079	$31,796	0.97%	—
2015	Lowest contract charge 1.10% Class B(c)	$9.57	—	—	—	(4.01)%
	Highest contract charge 1.25% Class B	$10.08	—	—	—	(2.14)%
	All contract charges	—	1,656	$16,584	0.93%	—

EQ/Moderate Growth Strategy
2019	Lowest contract charge 0.65% Class IB	$16.47	—	—	—	17.22%
	Highest contract charge 1.70% Class IB	$16.37	—	—	—	15.93%
	All contract charges	—	369,315	$6,327,553	1.50%	—
2018	Lowest contract charge 0.65% Class IB	$14.05	—	—	—	(5.77)%
	Highest contract charge 1.70% Class IB	$14.12	—	—	—	(6.74)%
	All contract charges	—	386,476	$5,690,464	1.18%	—
2017	Lowest contract charge 0.65% Class IB	$14.91	—	—	—	11.02%
	Highest contract charge 1.70% Class IB	$15.14	—	—	—	9.87%
	All contract charges	—	410,293	$6,460,092	1.40%	—
2016	Lowest contract charge 0.65% Class IB	$13.43	—	—	—	6.42%
	Highest contract charge 1.70% Class IB	$13.78	—	—	—	5.27%
	All contract charges	—	412,040	$5,886,347	0.93%	—
2015	Lowest contract charge 0.65% Class IB	$12.62	—	—	—	(1.48)%
	Highest contract charge 1.70% Class IB	$13.09	—	—	—	(2.46)%
	All contract charges	—	398,866	$5,398,722	1.10%	—

EQ/Moderate-Plus Allocation
2019	Lowest contract charge 1.30% Class A	$17.92	—	—	—	18.44%
	Highest contract charge 1.70% Class A	$17.19	—	—	—	17.90%
	All contract charges	—	1,695	$30,120	1.61%	—
2018	Lowest contract charge 1.30% Class A	$15.13	—	—	—	(8.02)%
	Highest contract charge 1.70% Class A	$14.58	—	—	—	(8.42)%
	All contract charges	—	2,039	$30,652	1.68%	—
2017	Lowest contract charge 1.30% Class A	$16.45	—	—	—	13.37%
	Highest contract charge 1.70% Class A	$15.92	—	—	—	12.99%
	All contract charges	—	2,208	$36,100	1.43%	—
2016	Lowest contract charge 1.30% Class A	$14.51	—	—	—	5.91%
	Highest contract charge 1.70% Class A	$14.09	—	—	—	5.39%
	All contract charges	—	2,447	$35,296	0.91%	—

FSA-248

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2019

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/Moderate-Plus Allocation (Continued)
2015	Lowest contract charge 1.30% Class A	$13.70	—	—	—	(2.56)%
	Highest contract charge 1.70% Class A	$13.37	—	—	—	(2.90)%
	All contract charges	—	2,757	$37,605	0.93%	—

EQ/Moderate-Plus Allocation
2019	Lowest contract charge 1.10% Class B	$12.47	—	—	—	18.65%
	Highest contract charge 1.25% Class B	$13.36	—	—	—	18.44%
	All contract charges	—	3,029	$38,797	1.61%	—
2018	Lowest contract charge 1.10% Class B	$10.51	—	—	—	(7.89)%
	Highest contract charge 1.25% Class B	$11.28	—	—	—	(7.99)%
	All contract charges	—	2,433	$26,363	1.68%	—
2017	Lowest contract charge 1.10% Class B	$11.41	—	—	—	13.65%
	Highest contract charge 1.25% Class B	$12.26	—	—	—	13.41%
	All contract charges	—	1,846	$21,863	1.43%	—
2016	Lowest contract charge 1.10% Class B	$10.04	—	—	—	6.13%
	Highest contract charge 1.25% Class B	$10.81	—	—	—	5.98%
	All contract charges	—	1,404	$14,859	0.91%	—
2015	Lowest contract charge 1.10% Class B (c)	$9.46	—	—	—	(5.12)%
	Highest contract charge 1.25% Class B	$10.20	—	—	—	(2.49)%
	All contract charges	—	898	$9,049	0.93%	—

EQ/Money Market
2019	Lowest contract charge 0.65% Class IA	$9.72	—	—	—	0.83%
	Highest contract charge 1.70% Class IA	$8.69	—	—	—	(0.23)%
	All contract charges	—	7,933	$70,991	1.49%	—
2018	Lowest contract charge 0.65% Class IA	$9.64	—	—	—	0.63%
	Highest contract charge 1.70% Class IA	$8.71	—	—	—	(0.34)%
	All contract charges	—	6,784	$60,906	1.26%	—
2017	Lowest contract charge 0.65% Class IA	$9.58	—	—	—	(0.31)%
	Highest contract charge 1.70% Class IA	$8.74	—	—	—	(1.35)%
	All contract charges	—	6,813	$61,312	0.38%	—
2016	Lowest contract charge 0.65% Class IA	$9.61	—	—	—	(0.62)%
	Highest contract charge 1.70% Class IA	$8.86	—	—	—	(1.66)%
	All contract charges	—	9,468	$86,860	0.00%	—
2015	Lowest contract charge 0.65% Class IA	$9.67	—	—	—	(0.62)%
	Highest contract charge 1.70% Class IA	$9.01	—	—	—	(1.74)%
	All contract charges	—	8,253	$77,117	0.00%	—

EQ/Money Market
2019	Lowest contract charge 0.30% Class IB	$10.13	—	—	—	1.20%
	Highest contract charge 1.70% Class IB	$23.72	—	—	—	(0.21)%
	All contract charges	—	7,607	$75,089	1.49%	—
2018	Lowest contract charge 0.30% Class IB	$10.01	—	—	—	0.91%
	Highest contract charge 1.70% Class IB	$23.77	—	—	—	(0.46)%
	All contract charges	—	6,167	$60,610	1.26%	—
2017	Lowest contract charge 1.10% Class IB	$9.75	—	—	—	(0.71)%
	Highest contract charge 1.70% Class IB	$23.88	—	—	—	(1.32)%
	All contract charges	—	6,338	$62,447	0.38%	—
2016	Lowest contract charge 1.10% Class IB(c)	$9.82	—	—	—	(1.11)%
	Highest contract charge 1.70% Class IB	$24.20	—	—	—	(1.67)%
	All contract charges	—	6,688	$66,890	0.00%	—
2015	Lowest contract charge 0.30% Class IB	$9.93	—	—	—	(0.30)%
	Highest contract charge 1.70% Class IB	$24.61	—	—	—	(1.72)%
	All contract charges	—	5,965	$60,652	0.00%	—

FSA-249

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2019

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/Oppenheimer Global
2019	Lowest contract charge 1.30% Class IA	$23.24	—	—	—	29.40%
	Highest contract charge 1.70% Class IA	$22.30	—	—	—	28.83%
	All contract charges	—	2,607	$59,980	0.35%	—
2018	Lowest contract charge 1.30% Class IA	$17.96	—	—	—	(14.60)%
	Highest contract charge 1.70% Class IA	$17.31	—	—	—	(14.94)%
	All contract charges	—	2,807	$49,903	0.35%	—
2017	Lowest contract charge 1.30% Class IA	$21.03	—	—	—	33.86%
	Highest contract charge 1.70% Class IA	$20.35	—	—	—	33.36%
	All contract charges	—	3,093	$64,193	0.60%	—
2016	Lowest contract charge 1.30% Class IA	$15.71	—	—	—	(1.26)%
	Highest contract charge 1.70% Class IA	$15.26	—	—	—	(1.68)%
	All contract charges	—	2,463	$38,345	0.82%	—
2015	Lowest contract charge 1.30% Class IA	$15.91	—	—	—	1.86%
	Highest contract charge 1.70% Class IA	$15.52	—	—	—	1.44%
	All contract charges	—	2,630	$41,513	0.28%	—

EQ/Oppenheimer Global
2019	Lowest contract charge 1.10% Class IB(c)	$13.84	—	—	—	29.71%
	Highest contract charge 1.70% Class IB	$19.92	—	—	—	28.85%
	All contract charges	—	1,892	$30,475	0.35%	—
2018	Lowest contract charge 0.30% Class IB	$12.57	—	—	—	(13.73)%
	Highest contract charge 1.70% Class IB	$15.46	—	—	—	(14.91)%
	All contract charges	—	1,748	$22,406	0.35%	—
2017	Lowest contract charge 0.30% Class IB	$14.57	—	—	—	35.16%
	Highest contract charge 1.70% Class IB	$18.17	—	—	—	33.31%
	All contract charges	—	1,311	$20,934	0.60%	—
2016	Lowest contract charge 0.30% Class IB	$10.78	—	—	—	(0.19)%
	Highest contract charge 1.70% Class IB	$13.63	—	—	—	(1.66)%
	All contract charges	—	1,253	$15,560	0.82%	—
2015	Lowest contract charge 0.30% Class IB	$10.80	—	—	—	2.86%
	Highest contract charge 1.70% Class IB	$13.86	—	—	—	1.39%
	All contract charges	—	1,058	$13,387	0.28%	—

EQ/PIMCO Global Real Return
2019	Lowest contract charge 1.10% Class IB	$11.04	—	—	—	6.98%
	Highest contract charge 1.70% Class IB	$10.72	—	—	—	6.35%
	All contract charges	—	2,586	$28,580	3.67%	—
2018	Lowest contract charge 1.10% Class IB	$10.32	—	—	—	(2.46)%
	Highest contract charge 1.70% Class IB	$10.08	—	—	—	(3.08)%
	All contract charges	—	2,403	$24,896	2.65%	—
2017	Lowest contract charge 1.10% Class IB	$10.58	—	—	—	1.83%
	Highest contract charge 1.70% Class IB	$10.40	—	—	—	1.17%
	All contract charges	—	1,985	$21,118	1.41%	—
2016	Lowest contract charge 1.10% Class IB	$10.39	—	—	—	9.02%
	Highest contract charge 1.70% Class IB	$10.28	—	—	—	8.44%
	All contract charges	—	1,311	$13,760	6.00%	—
2015	Lowest contract charge 1.10% Class IB(c)	$9.53	—	—	—	(3.54)%
	Highest contract charge 1.70% Class IB	$9.48	—	—	—	(4.05)%
	All contract charges	—	856	$8,251	1.54%	—

EQ/PIMCO Real Return(u)
2019	Lowest contract charge 1.30% Class IB	$12.01	—	—	—	6.95%
	Highest contract charge 1.70% Class IB	$11.53	—	—	—	6.56%
	All contract charges	—	3,844	$45,584	1.88%	—
2018	Lowest contract charge 1.30% Class IB(h)	$11.23	—	$—	—	0.18%
	Highest contract charge 1.70% Class IB(h)	$10.82	—	$—	—	0.09%
	All contract charges	$—	4,365	$48,416	0.46%	—

FSA-250

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2019

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/PIMCO Total Return(v)
2019	Lowest contract charge 0.30% Class IB	$11.81	—	—	—	8.25%
	Highest contract charge 1.70% Class IB	$12.25	—	—	—	6.80%
	All contract charges	—	15,772	$190,585	2.14%	—
2018	Lowest contract charge 0.30% Class IB(h)	$10.91	—	—	—	1.77%
	Highest contract charge 1.70% Class IB(h)	$11.47	—	—	—	1.41%
	All contract charges	—	14,521	$165,330	0.69%	—

EQ/PIMCO Ultra Short Bond
2019	Lowest contract charge 1.30% Class IA	$9.64	—	—	—	1.15%
	Highest contract charge 1.70% Class IA	$9.26	—	—	—	0.87%
	All contract charges	—	2,621	$25,026	2.32%	—
2018	Lowest contract charge 1.30% Class IA	$9.53	—	—	—	(0.31)%
	Highest contract charge 1.70% Class IA	$9.18	—	—	—	(0.76)%
	All contract charges	—	2,790	$26,335	2.40%	—
2017	Lowest contract charge 1.30% Class IA	$9.56	—	—	—	0.53%
	Highest contract charge 1.70% Class IA	$9.25	—	—	—	0.11%
	All contract charges	—	2,497	$23,664	1.27%	—
2016	Lowest contract charge 1.30% Class IA	$9.51	—	—	—	0.63%
	Highest contract charge 1.70% Class IA	$9.24	—	—	—	0.33%
	All contract charges	—	2,698	$25,429	1.05%	—
2015	Lowest contract charge 1.30% Class IA	$9.45	—	—	—	(1.56)%
	Highest contract charge 1.70% Class IA	$9.21	—	—	—	(2.02)%
	All contract charges	—	2,491	$23,337	0.51%	—

EQ/PIMCO Ultra Short Bond
2019	Lowest contract charge 0.30% Class IB	$10.51	—	—	—	2.24%
	Highest contract charge 1.70% Class IB	$9.91	—	—	—	0.81%
	All contract charges	—	1,832	$18,326	2.32%	—
2018	Lowest contract charge 1.10% Class IB	$10.04	—	—	—	(0.20)%
	Highest contract charge 1.70% Class IB	$9.83	—	—	—	(0.81)%
	All contract charges	—	1,866	$18,389	2.40%	—
2017	Lowest contract charge 1.10% Class IB	$10.06	—	—	—	0.80%
	Highest contract charge 1.70% Class IB	$9.91	—	—	—	0.20%
	All contract charges	—	950	$9,340	1.27%	—
2016	Lowest contract charge 1.10% Class IB	$9.98	—	—	—	0.91%
	Highest contract charge 1.70% Class IB	$9.89	—	—	—	0.30%
	All contract charges	—	755	$7,364	1.05%	—
2015	Lowest contract charge 1.10% Class IB(c)	$9.89	—	—	—	(1.10)%
	Highest contract charge 1.70% Class IB	$9.86	—	—	—	(1.99)%
	All contract charges	—	597	$5,742	0.51%	—

EQ/Quality Bond PLUS
2019	Lowest contract charge 1.30% Class IB	$11.32	—	—	—	4.33%
	Highest contract charge 1.70% Class IB	$15.64	—	—	—	3.85%
	All contract charges	—	2,133	$25,403	1.58%	—
2018	Lowest contract charge 1.30% Class IB	$10.85	—	—	—	(1.27)%
	Highest contract charge 1.70% Class IB	$15.06	—	—	—	(1.63)%
	All contract charges	—	2,247	$26,332	1.59%	—
2017	Lowest contract charge 1.30% Class IB	$10.99	—	—	—	0.09%
	Highest contract charge 1.70% Class IB	$15.31	—	—	—	(0.33)%
	All contract charges	—	2,455	$28,720	1.23%	—
2016	Lowest contract charge 1.30% Class IB	$10.98	—	—	—	(0.09)%
	Highest contract charge 1.70% Class IB	$15.36	—	—	—	(0.52)%
	All contract charges	—	2,276	$26,773	1.19%	—
2015	Lowest contract charge 1.30% Class IB	$10.99	—	—	—	(1.08)%
	Highest contract charge 1.70% Class IB	$15.44	—	—	—	(1.47)%
	All contract charges	—	2,274	$26,943	1.10%	—

FSA-251

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2019

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/Science and Technology(w)
2019	Lowest contract charge 0.30% Class IB	$20.09	—	—	—	46.22%
	Highest contract charge 1.70% Class IB	$35.46	—	—	—	44.20%
	All contract charges	—	3,784	$111,496	0.01%	—
2018	Lowest contract charge 0.30% Class IB(h)	$13.74	—	—	—	(11.87)%
	Highest contract charge 1.70% Class IB(h)	$24.59	—	—	—	(12.08)%
	All contract charges	—	3,780	$78,636	0.00%	—

EQ/Small Company Index
2019	Lowest contract charge 1.30% Class IA	$27.80	—	—	—	23.61%
	Highest contract charge 1.70% Class IA	$26.68	—	—	—	23.12%
	All contract charges	—	1,704	$46,820	1.12%	—
2018	Lowest contract charge 1.30% Class IA	$22.49	—	—	—	(12.49)%
	Highest contract charge 1.70% Class IA	$21.67	—	—	—	(12.83)%
	All contract charges	—	2,007	$44,509	1.04%	—
2017	Lowest contract charge 1.30% Class IA	$25.70	—	—	—	12.52%
	Highest contract charge 1.70% Class IA	$24.86	—	—	—	12.08%
	All contract charges	—	1,766	$44,885	1.07%	—
2016	Lowest contract charge 1.30% Class IA	$22.84	—	—	—	18.96%
	Highest contract charge 1.70% Class IA	$22.18	—	—	—	18.48%
	All contract charges	—	1,959	$44,158	1.42%	—
2015	Lowest contract charge 1.30% Class IA	$19.20	—	—	—	(5.79)%
	Highest contract charge 1.70% Class IA	$18.72	—	—	—	(6.21)%
	All contract charges	—	1,291	$24,592	0.89%	—

EQ/Small Company Index
2019	Lowest contract charge 0.30% Class IB	$15.57	—	—	—	24.86%
	Highest contract charge 1.25% Class IB	$14.67	—	—	—	23.59%
	All contract charges	—	1,614	$22,474	1.12%	—
2018	Lowest contract charge 0.30% Class IB	$12.47	—	—	—	(11.56)%
	Highest contract charge 1.25% Class IB	$11.87	—	—	—	(12.40)%
	All contract charges	—	1,325	$14,966	1.04%	—
2017	Lowest contract charge 0.30% Class IB	$14.10	—	—	—	13.62%
	Highest contract charge 1.25% Class IB	$13.55	—	—	—	12.54%
	All contract charges	—	1,204	$15,721	1.07%	—
2016	Lowest contract charge 0.30% Class IB	$12.41	—	—	—	20.25%
	Highest contract charge 1.25% Class IB	$12.04	—	—	—	19.09%
	All contract charges	—	927	$10,907	1.42%	—
2015	Lowest contract charge 0.30% Class IB	$10.32	—	—	—	(4.88)%
	Highest contract charge 1.25% Class IB	$10.11	—	—	—	(5.78)%
	All contract charges	—	501	$5,003	0.89%	—

EQ/T. Rowe Price Growth Stock
2019	Lowest contract charge 1.30% Class IA	$35.67	—	—	—	29.43%
	Highest contract charge 1.70% Class IA	$34.23	—	—	—	28.88%
	All contract charges	—	5,716	$201,496	0.00%	—
2018	Lowest contract charge 1.30% Class IA	$27.56	—	—	—	(2.92)%
	Highest contract charge 1.70% Class IA	$26.56	—	—	—	(3.31)%
	All contract charges	—	5,477	$149,506	0.00%	—
2017	Lowest contract charge 1.30% Class IA	$28.39	—	—	—	31.68%
	Highest contract charge 1.70% Class IA	$27.47	—	—	—	31.12%
	All contract charges	—	5,607	$157,447	0.00%	—
2016	Lowest contract charge 0.65% Class IA	$19.20	—	—	—	0.68%
	Highest contract charge 1.70% Class IA	$20.95	—	—	—	(0.38)%
	All contract charges	—	4,834	$103,341	0.00%	—
2015	Lowest contract charge 0.65% Class IA	$19.07	—	—	—	9.53%
	Highest contract charge 1.70% Class IA	$21.03	—	—	—	8.35%
	All contract charges	—	4,505	$96,324	0.00%	—

FSA-252

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2019

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/T. Rowe Price Growth Stock
2019	Lowest contract charge 0.30% Class IB	$21.49	—	—	—	30.72%
	Highest contract charge 1.70% Class IB	$42.74	—	—	—	28.85%
	All contract charges	—	4,790	$92,450	0.00%
2018	Lowest contract charge 0.30% Class IB	$16.44	—	—	—	(1.91)%
	Highest contract charge 1.70% Class IB	$33.17	—	—	—	(3.29)%
	All contract charges	—	4,149	$63,551	0.00%
2017	Lowest contract charge 0.30% Class IB	$16.76	—	—	—	32.91%
	Highest contract charge 1.70% Class IB	$34.30	—	—	—	31.12%
	All contract charges	—	3,322	$55,656	0.00%
2016	Lowest contract charge 1.10% Class IB	$10.18	—	—	—	0.20%
	Highest contract charge 1.70% Class IB	$26.16	—	—	—	(0.38)%
	All contract charges	—	2,738	$37,437	0.00%
2015	Lowest contract charge 1.10% Class IB(c)	$10.16	—	—	—	1.50%
	Highest contract charge 1.70% Class IB	$26.26	—	—	—	8.38%
	All contract charges	—	2,064	$29,276	0.00%	—

EQ/T. Rowe Price Health Sciences(x)
2019	Lowest contract charge 0.30% Class IB	$22.40	—	—	—	27.93%
	Highest contract charge 1.70% Class IB	$48.21	—	—	—	26.14%
	All contract charges	—	5,251	$174,142	0.00%	—
2018	Lowest contract charge 0.30% Class IB(h)	$17.51	—	—	—	(9.51)%
	Highest contract charge 1.70% Class IB(h)	$38.22	—	—	—	(9.75)%
	All contract charges	—	5,303	$145,114	0.00%	—

EQ/Templeton Global Equity Managed Volatility
2019	Lowest contract charge 1.30% Class IA	$17.96	—	—	—	19.41%
	Highest contract charge 1.70% Class IA	$17.23	—	—	—	18.91%
	All contract charges	—	136	$2,406	1.80%	—
2018	Lowest contract charge 1.30% Class IA	$15.04	—	—	—	(13.36)%
	Highest contract charge 1.70% Class IA	$14.49	—	—	—	(13.75)%
	All contract charges	—	165	$2,449	2.74%	—
2017	Lowest contract charge 1.30% Class IA	$17.36	—	—	—	19.72%
	Highest contract charge 1.70% Class IA	$16.80	—	—	—	19.23%
	All contract charges	—	190	$3,264	1.38%	—
2016	Lowest contract charge 1.30% Class IA	$14.50	—	—	—	3.87%
	Highest contract charge 1.70% Class IA	$14.09	—	—	—	3.53%
	All contract charges	—	210	$3,005	0.69%	—
2015	Lowest contract charge 1.30% Class IA	$13.96	—	—	—	(3.86)%
	Highest contract charge 1.70% Class IA	$13.61	—	—	—	(4.29)%
	All contract charges	—	236	$3,279	0.00%	—

EQ/Templeton Global Equity Managed Volatility
2019	Lowest contract charge 0.30% Class IB	$13.49	—	—	—	20.55%
	Highest contract charge 1.70% Class IB	$13.52	—	—	—	18.91%
	All contract charges	—	1,009	$13,694	1.80%	—
2018	Lowest contract charge 0.30% Class IB	$11.19	—	—	—	(12.44)%
	Highest contract charge 1.70% Class IB	$11.37	—	—	—	(13.73)%
	All contract charges	—	1,017	$11,610	2.74%	—
2017	Lowest contract charge 0.30% Class IB	$12.78	—	—	—	20.91%
	Highest contract charge 1.70% Class IB	$13.18	—	—	—	19.17%
	All contract charges	—	1,160	$15,399	1.38%	—
2016	Lowest contract charge 0.30% Class IB	$10.57	—	—	—	4.97%
	Highest contract charge 1.70% Class IB	$11.06	—	—	—	3.56%
	All contract charges	—	1,265	$14,084	0.69%	—
2015	Lowest contract charge 0.30% Class IB	$10.07	—	—	—	(2.89)%
	Highest contract charge 1.70% Class IB	$10.68	—	—	—	(4.30)%
	All contract charges	—	1,295	$13,927	0.00%	—

FSA-253

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2019

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/UBS Growth & Income
2019	Lowest contract charge 1.30% Class IB	$5.01	—	—	—	35.04%
	Highest contract charge 1.70% Class IB	$11.72	—	—	—	34.56%
	All contract charges	—	905	$7,035	0.47%	—
2018	Lowest contract charge 1.30% Class IB	$3.71	—	—	—	(14.71)%
	Highest contract charge 1.70% Class IB	$8.71	—	—	—	(14.94)%
	All contract charges	—	1,007	$5,776	0.33%	—
2017	Lowest contract charge 1.30% Class IB	$4.35	—	—	—	19.83%
	Highest contract charge 1.70% Class IB	$10.24	—	—	—	19.21%
	All contract charges	—	1,146	$7,925	0.27%	—
2016	Lowest contract charge 1.30% Class IB	$3.63	—	—	—	8.68%
	Highest contract charge 1.70% Class IB	$8.59	—	—	—	8.32%
	All contract charges	—	1,209	$7,215	0.86%	—
2015	Lowest contract charge 1.30% Class IB	$3.34	—	—	—	(2.62)%
	Highest contract charge 1.70% Class IB	$7.93	—	—	—	(3.06)%
	All contract charges	—	1,120	$6,412	0.63%	—

EQ/Ultra Conservative Strategy
2019	Lowest contract charge 1.30% Class IB	$10.46	—	—	—	4.70%
	Highest contract charge 1.70% Class IB	$10.12	—	—	—	4.33%
	All contract charges	—	45,022	$464,435	0.92%	—
2018	Lowest contract charge 1.30% Class IB	$9.99	—	—	—	(1.67)%
	Highest contract charge 1.70% Class IB	$9.70	—	—	—	(2.12)%
	All contract charges	—	109,223	$1,079,622	2.70%	—
2017	Lowest contract charge 1.30% Class IB	$10.16	—	—	—	0.59%
	Highest contract charge 1.70% Class IB	$9.91	—	—	—	0.20%
	All contract charges	—	13,061	$131,233	0.56%	—
2016	Lowest contract charge 1.30% Class IB	$10.10	—	—	—	0.10%
	Highest contract charge 1.70% Class IB	$9.89	—	—	—	(0.30)%
	All contract charges	—	23,917	$239,324	0.22%	—
2015	Lowest contract charge 1.30% Class IB	$10.09	—	—	—	(1.37)%
	Highest contract charge 1.70% Class IB	$9.92	—	—	—	(1.68)%
	All contract charges	—	4,601	$46,148	1.60%	—

EQ/Wellington Energy(y)
2019	Lowest contract charge 0.30% Class IB(h)	$5.19	—	—	—	0.78%
	Highest contract charge 1.70% Class IB	$6.79	—	—	—	(0.73)%
	All contract charges	—	3,202	$20,682	0.91%	—
2018	Lowest contract charge 1.10% Class IB(h)	$5.23	—	—	—	(31.63)%
	Highest contract charge 1.70% Class IB(h)	$6.84	—	—	—	(31.67)%
	All contract charges	—	3,248	$21,298	0.11%	—

Federated High Income Bond Fund II
2019	Lowest contract charge 0.30% Service Class	$13.27	—	—	—	13.81%
	Highest contract charge 1.25% Service Class	$12.51	—	—	—	12.70%
	All contract charges	—	2,216	$27,227	5.43%	—
2018	Lowest contract charge 0.30% Service Class	$11.66	—	—	—	(3.72)%
	Highest contract charge 1.25% Service Class	$11.10	—	—	—	(4.64)%
	All contract charges	—	1,856	$20,290	7.29%	—
2017	Lowest contract charge 0.30% Service Class	$12.11	—	—	—	6.23%
	Highest contract charge 1.25% Service Class	$11.64	—	—	—	5.24%
	All contract charges	—	1,670	$19,170	5.96%	—
2016	Lowest contract charge 0.30% Service Class	$11.40	—	—	—	14.23%
	Highest contract charge 1.25% Service Class	$11.06	—	—	—	13.09%
	All contract charges	—	1,353	$14,777	5.05%	—
2015	Lowest contract charge 0.30% Service Class	$9.98	—	—	—	(3.01)%
	Highest contract charge 1.25% Service Class	$9.78	—	—	—	(3.93)%
	All contract charges	—	950	$9,245	4.48%	—

FSA-254

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2019

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

Federated Kaufmann Fund II
2019	Lowest contract charge 0.30% Service Class	$22.09	—	—	—	33.07%
	Highest contract charge 1.25% Service Class	$20.83	—	—	—	31.84%
	All contract charges	—	1,192	$21,657	0.00%	—
2018	Lowest contract charge 0.30% Service Class	$16.60	—	—	—	3.30%
	Highest contract charge 1.25% Service Class	$15.80	—	—	—	2.33%
	All contract charges	—	877	$12,343	0.00%	—
2017	Lowest contract charge 0.30% Service Class	$16.07	—	—	—	27.54%
	Highest contract charge 1.25% Service Class	$15.44	—	—	—	26.35%
	All contract charges	—	517	$7,249	0.00%	—
2016	Lowest contract charge 0.30% Service Class	$12.60	—	—	—	3.11%
	Highest contract charge 1.25% Service Class	$12.22	—	—	—	2.09%
	All contract charges	—	369	$4,196	0.00%	—
2015	Lowest contract charge 0.30% Service Class	$12.22	—	—	—	5.89%
	Highest contract charge 1.25% Service Class	$11.97	—	—	—	4.82%
	All contract charges	—	309	$3,575	0.00%	—

Fidelity® VIP Asset Manager: Growth Portfolio
2019	Lowest contract charge 1.30% Service Class 2	$19.77	—	—	—	20.92%
	Highest contract charge 1.70% Service Class 2	$18.97	—	—	—	20.37%
	All contract charges	—	34	$664	1.33%	—
2018	Lowest contract charge 1.30% Service Class 2	$16.35	—	—	—	(9.07)%
	Highest contract charge 1.70% Service Class 2	$15.76	—	—	—	(9.43)%
	All contract charges	—	36	$596	1.05%	—
2017	Lowest contract charge 1.30% Service Class 2	$17.98	—	—	—	16.91%
	Highest contract charge 1.70% Service Class 2	$17.40	—	—	—	16.47%
	All contract charges	—	51	$908	1.12%	—
2016	Lowest contract charge 1.30% Service Class 2	$15.38	—	—	—	0.85%
	Highest contract charge 1.70% Service Class 2	$14.94	—	—	—	0.47%
	All contract charges	—	49	$742	1.07%	—
2015	Lowest contract charge 1.30% Service Class 2	$15.25	—	—	—	(1.49)%
	Highest contract charge 1.70% Service Class 2	$14.87	—	—	—	(1.91)%
	All contract charges	—	59	$894	0.95%	—

Fidelity® VIP Freedom 2015 Portfolio
2019	Lowest contract charge 1.30% Service Class 2	$15.57	—	—	—	16.45%
	Highest contract charge 1.70% Service Class 2	$15.01	—	—	—	15.91%
	All contract charges	—	39	$587	2.10%	—
2018	Lowest contract charge 1.30% Service Class 2	$13.37	—	—	—	(6.50)%
	Highest contract charge 1.70% Service Class 2	$12.95	—	—	—	(6.90)%
	All contract charges	—	33	$434	1.21%	—
2017	Lowest contract charge 1.30% Service Class 2	$14.30	—	—	—	13.31%
	Highest contract charge 1.70% Service Class 2	$13.91	—	—	—	12.91%
	All contract charges	—	69	$975	1.35%	—
2016	Lowest contract charge 1.30% Service Class 2	$12.62	—	—	—	4.21%
	Highest contract charge 1.70% Service Class 2	$12.32	—	—	—	3.79%
	All contract charges	—	47	$598	1.09%	—
2015	Lowest contract charge 1.30% Service Class 2	$12.11	—	—	—	(1.78)%
	Highest contract charge 1.70% Service Class 2	$11.87	—	—	—	(2.22)%
	All contract charges	—	60	$717	1.52%	—

Fidelity® VIP Freedom 2020 Portfolio
2019	Lowest contract charge 1.30% Service Class 2	$16.13	—	—	—	18.34%
	Highest contract charge 1.70% Service Class 2	$15.56	—	—	—	17.88%
	All contract charges	—	83	$1,328	1.66%	—
2018	Lowest contract charge 1.30% Service Class 2	$13.63	—	—	—	(7.34)%
	Highest contract charge 1.70% Service Class 2	$13.20	—	—	—	(7.69)%
	All contract charges	—	100	$1,355	1.35%	—

FSA-255

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2019

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

Fidelity® VIP Freedom 2020 Portfolio (Continued)
2017	Lowest contract charge 1.30% Service Class 2	$14.71	—	—	—	14.74%
	Highest contract charge 1.70% Service Class 2	$14.30	—	—	—	14.31%
	All contract charges	—	84	$1,227	1.36%	—
2016	Lowest contract charge 1.30% Service Class 2	$12.82	—	—	—	4.48%
	Highest contract charge 1.70% Service Class 2	$12.51	—	—	—	3.99%
	All contract charges	—	82	$1,045	1.14%	—
2015	Lowest contract charge 1.30% Service Class 2	$12.27	—	—	—	(1.76)%
	Highest contract charge 1.70% Service Class 2	$12.03	—	—	—	(2.20)%
	All contract charges	—	95	$1,162	2.06%	—

Fidelity® VIP Freedom 2025 Portfolio
2019	Lowest contract charge 1.30% Service Class 2	$17.04	—	—	—	19.92%
	Highest contract charge 1.65% Service Class 2	$16.51	—	—	—	19.55%
	All contract charges	—	94	$1,581	1.75%	—
2018	Lowest contract charge 1.30% Service Class 2	$14.21	—	—	—	(7.97)%
	Highest contract charge 1.65% Service Class 2	$13.81	—	—	—	(8.36)%
	All contract charges	—	105	$1,487	1.34%	—
2017	Lowest contract charge 1.30% Service Class 2	$15.44	—	—	—	16.00%
	Highest contract charge 1.65% Service Class 2	$15.07	—	—	—	15.66%
	All contract charges	—	89	$1,367	1.26%	—
2016	Lowest contract charge 1.30% Service Class 2	$13.31	—	—	—	4.64%
	Highest contract charge 1.65% Service Class 2	$13.03	—	—	—	4.24%
	All contract charges	—	92	$1,210	1.40%	—
2015	Lowest contract charge 1.30% Service Class 2	$12.72	—	—	—	(1.78)%
	Highest contract charge 1.65% Service Class 2	$12.50	—	—	—	(2.11)%
	All contract charges	—	78	$981	1.61%	—

Fidelity® VIP Freedom 2030 Portfolio
2019	Lowest contract charge 1.30% Service Class 2	$17.83	—	—	—	22.46%
	Highest contract charge 1.70% Service Class 2	$17.20	—	—	—	21.99%
	All contract charges	—	61	$1,069	2.03%	—
2018	Lowest contract charge 1.30% Service Class 2	$14.56	—	—	—	(9.23)%
	Highest contract charge 1.70% Service Class 2	$14.10	—	—	—	(9.62)%
	All contract charges	—	56	$808	1.14%	—
2017	Lowest contract charge 1.30% Service Class 2	$16.04	—	—	—	19.08%
	Highest contract charge 1.70% Service Class 2	$15.60	—	—	—	18.63%
	All contract charges	—	62	$1,002	1.13%	—
2016	Lowest contract charge 1.30% Service Class 2	$13.47	—	—	—	4.99%
	Highest contract charge 1.70% Service Class 2	$13.15	—	—	—	4.61%
	All contract charges	—	66	$895	1.26%	—
2015	Lowest contract charge 1.30% Service Class 2	$12.83	—	—	—	(1.76)%
	Highest contract charge 1.70% Service Class 2	$12.57	—	—	—	(2.26)%
	All contract charges	—	65	$839	1.45%	—

Fidelity® VIP Mid Cap Portfolio
2019	Lowest contract charge 0.30% Service Class 2	$15.28	—	—	—	22.83%
	Highest contract charge 1.70% Service Class 2	$22.58	—	—	—	21.07%
	All contract charges	—	4,465	$87,622	0.68%	—
2018	Lowest contract charge 0.30% Service Class 2	$12.44	—	—	—	(15.03)%
	Highest contract charge 1.70% Service Class 2	$18.65	—	—	—	(16.22)%
	All contract charges	—	4,423	$73,124	0.40%	—
2017	Lowest contract charge 0.30% Service Class 2	$14.64	—	—	—	20.20%
	Highest contract charge 1.70% Service Class 2	$22.26	—	—	—	18.53%
	All contract charges	—	4,323	$87,138	0.50%	—
2016	Lowest contract charge 0.30% Service Class 2	$12.18	—	—	—	11.54%
	Highest contract charge 1.70% Service Class 2	$18.78	—	—	—	10.02%
	All contract charges	—	3,955	$68,757	0.33%	—

FSA-256

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2019

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

Fidelity® VIP Mid Cap Portfolio (Continued)
2015	Lowest contract charge 0.30% Service Class 2	$10.92	—	—	—	(1.89)%
	Highest contract charge 1.70% Service Class 2	$17.07	—	—	—	(3.34)%
	All contract charges	—	3,700	$59,517	0.28%	—

Fidelity® VIP Strategic Income Portfolio
2019	Lowest contract charge 0.30% Service Class 2	$12.38	—	—	—	10.34%
	Highest contract charge 1.70% Service Class 2	$13.57	—	—	—	8.82%
	All contract charges	—	11,774	$151,336	3.30%	—
2018	Lowest contract charge 0.30% Service Class 2	$11.22	—	—	—	(3.19)%
	Highest contract charge 1.70% Service Class 2	$12.47	—	—	—	(4.52)%
	All contract charges	—	10,478	$124,541	3.74%	—
2017	Lowest contract charge 0.30% Service Class 2	$11.59	—	—	—	7.31%
	Highest contract charge 1.70% Service Class 2	$13.06	—	—	—	5.75%
	All contract charges	—	9,253	$116,085	3.27%	—
2016	Lowest contract charge 0.30% Service Class 2	$10.80	—	—	—	7.68%
	Highest contract charge 1.70% Service Class 2	$12.35	—	—	—	6.19%
	All contract charges	—	7,661	$91,574	3.83%	—
2015	Lowest contract charge 0.30% Service Class 2	$10.03	—	—	—	(2.24)%
	Highest contract charge 1.70% Service Class 2	$11.63	—	—	—	(3.65)%
	All contract charges	—	6,084	$68,880	2.91%	—

First Trust Multi Income Allocation Portfolio
2019	Lowest contract charge 1.10% Class I	$11.61	—	—	—	15.06%
	Highest contract charge 1.70% Class I	$11.60	—	—	—	14.40%
	All contract charges	—	519	$6,111	2.63%	—
2018	Lowest contract charge 1.10% Class I	$10.09	—	—	—	(5.44)%
	Highest contract charge 1.70% Class I	$10.14	—	—	—	(6.11)%
	All contract charges	—	396	$4,068	2.30%	—
2017	Lowest contract charge 1.10% Class I	$10.67	—	—	—	4.81%
	Highest contract charge 1.70% Class I	$10.80	—	—	—	4.25%
	All contract charges	—	368	$4,001	2.83%	—
2016	Lowest contract charge 1.10% Class I	$10.18	—	—	—	8.07%
	Highest contract charge 1.70% Class I	$10.36	—	—	—	7.47%
	All contract charges	—	274	$2,852	2.29%	—
2015	Lowest contract charge 1.10% Class I(c)	$9.42	—	—	—	(5.23)%
	Highest contract charge 1.70% Class I	$9.64	—	—	—	(4.84)%
	All contract charges	—	235	$2,284	2.74%	—

First Trust/Dow Jones Dividend & Income Allocation Portfolio
2019	Lowest contract charge 0.30% Class I	$15.98	—	—	—	20.42%
	Highest contract charge 1.70% Class I	$16.55	—	—	—	18.72%
	All contract charges	—	4,007	$63,555	1.63%	—
2018	Lowest contract charge 0.30% Class I	$13.27	—	—	—	(5.21)%
	Highest contract charge 1.70% Class I	$13.94	—	—	—	(6.51)%
	All contract charges	—	3,488	$46,896	1.54%	—
2017	Lowest contract charge 1.10% Class I	$12.13	—	—	—	12.31%
	Highest contract charge 1.70% Class I	$14.91	—	—	—	11.52%
	All contract charges	—	3,503	$50,335	1.34%	—
2016	Lowest contract charge 1.10% Class I	$10.80	—	—	—	10.43%
	Highest contract charge 1.70% Class I	$13.37	—	—	—	9.86%
	All contract charges	—	2,929	$38,062	1.13%	—
2015	Lowest contract charge 1.10% Class I(c)	$9.78	—	—	—	(1.91)%
	Highest contract charge 1.70% Class I	$12.17	—	—	—	(1.62)%
	All contract charges	—	1,665	$19,927	2.64%	—

FSA-257

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2019

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

Franklin Allocation VIP Fund
2019	Lowest contract charge 1.10% Class 2	$11.72	—	—	—	18.50%
	Highest contract charge 1.70% Class 2	$16.87	—	—	—	17.81%
	All contract charges	—	1,404	$21,389	4.04%	—
2018	Lowest contract charge 1.10% Class 2	$9.89	—	—	—	(10.58)%
	Highest contract charge 1.70% Class 2	$14.32	—	—	—	(11.17)%
	All contract charges	—	2,184	$29,693	3.00%	—
2017	Lowest contract charge 1.10% Class 2(c)	$11.06	—	—	—	10.71%
	Highest contract charge 1.70% Class 2	$16.12	—	—	—	10.03%
	All contract charges	—	1,402	$21,003	2.68%	—
2016	Lowest contract charge 0.65% Class 2	$14.87	—	—	—	12.40%
	Highest contract charge 1.70% Class 2	$14.65	—	—	—	11.32%
	All contract charges	—	1,369	$18,653	3.98%	—
2015	Lowest contract charge 0.65% Class 2	$13.23	—	—	—	(6.83)%
	Highest contract charge 1.70% Class 2	$13.16	—	—	—	(7.84)%
	All contract charges	—	1,405	$17,143	2.85%	—

Franklin Income VIP Fund
2019	Lowest contract charge 0.30% Class 2	$13.50	—	—	—	15.68%
	Highest contract charge 1.70% Class 2	$16.47	—	—	—	14.06%
	All contract charges	—	7,211	$104,757	5.39%	—
2018	Lowest contract charge 0.30% Class 2	$11.67	—	—	—	(4.58)%
	Highest contract charge 1.70% Class 2	$14.44	—	—	—	(5.93)%
	All contract charges	—	6,763	$87,447	4.78%	—
2017	Lowest contract charge 0.30% Class 2	$12.23	—	—	—	9.39%
	Highest contract charge 1.70% Class 2	$15.35	—	—	—	7.79%
	All contract charges	—	6,702	$92,902	4.12%	—
2016	Lowest contract charge 0.65% Class 2	$14.18	—	—	—	13.26%
	Highest contract charge 1.70% Class 2	$14.24	—	—	—	12.13%
	All contract charges	—	6,365	$82,729	4.86%	—
2015	Lowest contract charge 0.65% Class 2	$12.52	—	—	—	(7.60)%
	Highest contract charge 1.70% Class 2	$12.70	—	—	—	(8.63)%
	All contract charges	—	6,154	$72,293	4.74%	—

Franklin Mutual Shares VIP Fund
2019	Lowest contract charge 1.10% Class 2	$12.10	—	—	—	21.24%
	Highest contract charge 1.70% Class 2	$18.97	—	—	—	20.52%
	All contract charges	—	730	$12,458	1.83%	—
2018	Lowest contract charge 1.10% Class 2	$9.98	—	—	—	(10.09)%
	Highest contract charge 1.70% Class 2	$15.74	—	—	—	(10.67)%
	All contract charges	—	767	$11,180	2.34%	—
2017	Lowest contract charge 1.10% Class 2	$11.10	—	—	—	7.14%
	Highest contract charge 1.70% Class 2	$17.62	—	—	—	6.53%
	All contract charges	—	877	$14,585	2.25%	—
2016	Lowest contract charge 1.10% Class 2	$10.36	—	—	—	14.86%
	Highest contract charge 1.70% Class 2	$16.54	—	—	—	14.07%
	All contract charges	—	858	$13,696	2.06%	—
2015	Lowest contract charge 1.10% Class 2(c)	$9.02	—	—	—	(9.71)%
	Highest contract charge 1.70% Class 2	$14.50	—	—	—	(6.51)%
	All contract charges	—	898	$12,751	3.14%	—

Guggenheim VIF Global Managed Futures Strategy Fund
2019	Lowest contract charge 0.30% Common Shares	$10.31	—	—	—	7.85%
	Highest contract charge 1.70% Common Shares	$7.15	—	—	—	6.24%
	All contract charges	—	320	$2,733	0.87%	—
2018	Lowest contract charge 0.30% Common Shares	$9.56	—	—	—	(9.30)%
	Highest contract charge 1.70% Common Shares	$6.73	—	—	—	(10.51)%
	All contract charges	—	347	$2,773	0.00%	—

FSA-258

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2019

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

Guggenheim VIF Global Managed Futures Strategy Fund (Continued)
2017	Lowest contract charge 0.30% Common Shares	$10.54	—	—	—	8.44%
	Highest contract charge 1.70% Common Shares	$7.52	—	—	—	6.82%
	All contract charges	—	323	$2,866	1.44%	—
2016	Lowest contract charge 0.30% Common Shares	$9.72	—	—	—	(15.03)%
	Highest contract charge 1.70% Common Shares	$7.04	—	—	—	(16.19)%
	All contract charges	—	292	$2,432	3.96%	—
2015	Lowest contract charge 1.10% Common Shares(c)	$9.28	—	—	—	(5.50)%
	Highest contract charge 1.70% Common Shares	$8.40	—	—	—	(3.23)%
	All contract charges	—	206	$2,030	2.39%	—

Guggenheim VIF Multi-Hedge Strategies Fund
2019	Lowest contract charge 1.30% Common Shares	$9.57	—	—	—	3.57%
	Highest contract charge 1.70% Common Shares	$9.23	—	—	—	3.13%
	All contract charges	—	57	$544	2.39%	—
2018	Lowest contract charge 1.30% Common Shares	$9.24	—	—	—	(6.29)%
	Highest contract charge 1.70% Common Shares	$8.95	—	—	—	(6.67)%
	All contract charges	—	68	$620	0.00%	—
2017	Lowest contract charge 1.30% Common Shares	$9.86	—	—	—	2.39%
	Highest contract charge 1.70% Common Shares	$9.59	—	—	—	1.91%
	All contract charges	—	70	$686	0.00%	—
2016	Lowest contract charge 1.30% Common Shares	$9.63	—	—	—	(1.83)%
	Highest contract charge 1.70% Common Shares	$9.41	—	—	—	(2.18)%
	All contract charges	—	92	$882	0.10%	—
2015	Lowest contract charge 1.30% Common Shares	$9.81	—	—	—	0.51%
	Highest contract charge 1.70% Common Shares	$9.62	—	—	—	0.21%
	All contract charges	—	93	$901	0.66%	—

Hartford Capital Appreciation HLS Fund
2019	Lowest contract charge 1.10% Class IC(c)	$13.91	—	—	—	29.16%
	Highest contract charge 1.70% Class IC	$14.40	—	—	—	28.46%
	All contract charges	—	1,400	$20,412	0.95%	—
2018	Lowest contract charge 0.30% Class IC	$11.96	—	—	—	(7.72)%
	Highest contract charge 1.70% Class IC	$11.21	—	—	—	(9.01)%
	All contract charges	—	1,479	$16,715	0.45%	—
2017	Lowest contract charge 0.30% Class IC	$12.96	—	—	—	21.12%
	Highest contract charge 1.70% Class IC	$12.32	—	—	—	19.38%
	All contract charges	—	1,420	$17,578	0.73%	—
2016	Lowest contract charge 0.30% Class IC	$10.70	—	—	—	4.70%
	Highest contract charge 1.70% Class IC	$10.32	—	—	—	3.30%
	All contract charges	—	1,214	$12,577	0.74%	—
2015	Lowest contract charge 0.30% Class IC	$10.22	—	—	—	0.20%
	Highest contract charge 1.70% Class IC	$9.99	—	—	—	(1.19)%
	All contract charges	—	977	$9,786	0.97%	—

Hartford Growth Opportunities HLS Fund
2019	Lowest contract charge 0.30% Class IC	$19.88	—	—	—	29.68%
	Highest contract charge 1.70% Class IC	$18.38	—	—	—	27.82%
	All contract charges	—	2,913	$52,514	0.00%	—
2018	Lowest contract charge 1.10% Class IC	$12.58	—	—	—	(1.02)%
	Highest contract charge 1.70% Class IC	$14.38	—	—	—	(1.64)%
	All contract charges	—	2,559	$36,325	0.00%	—
2017	Lowest contract charge 1.10% Class IC(c)	$12.71	—	—	—	28.38%
	Highest contract charge 1.70% Class IC	$14.62	—	—	—	27.57%
	All contract charges	—	2,348	$34,021	0.00%	—
2016	Lowest contract charge 0.30% Class IC	$11.88	—	—	—	(1.33)%
	Highest contract charge 1.70% Class IC	$11.46	—	—	—	(2.63)%
	All contract charges	—	2,249	$25,515	0.26%	—

FSA-259

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2019

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

Hartford Growth Opportunities HLS Fund (Continued)
2015	Lowest contract charge 0.30% Class IC	$12.04	—	—	—	10.87%
	Highest contract charge 1.70% Class IC	$11.77	—	—	—	9.29%
	All contract charges	—	1,740	$20,369	0.00%	—

Invesco V.I. American Franchise Fund
2019	Lowest contract charge 1.30% Series II	$33.74	—	—	—	34.64%
	Highest contract charge 1.65% Series II	$32.55	—	—	—	34.17%
	All contract charges	—	16	$544	0.00%	—
2018	Lowest contract charge 1.30% Series II	$25.06	—	—	—	(5.15)%
	Highest contract charge 1.65% Series II	$24.26	—	—	—	(5.49)%
	All contract charges	—	21	$516	0.00%	—
2017	Lowest contract charge 1.30% Series II	$26.42	—	—	—	25.39%
	Highest contract charge 1.70% Series II	$25.56	—	—	—	24.87%
	All contract charges	—	19	$504	0.00%	—
2016	Lowest contract charge 1.30% Series II	$21.07	—	—	—	0.67%
	Highest contract charge 1.70% Series II	$20.47	—	—	—	0.29%
	All contract charges	—	22	$461	0.00%	—
2015	Lowest contract charge 1.30% Series II	$20.93	—	—	—	3.41%
	Highest contract charge 1.70% Series II	$20.41	—	—	—	2.98%
	All contract charges	—	42	$869	0.00%	—

Invesco V.I. Balanced-Risk Allocation Fund
2019	Lowest contract charge 1.10% Series II	$11.44	—	—	—	13.60%
	Highest contract charge 1.25% Series II	$12.08	—	—	—	13.43%
	All contract charges	—	1,032	$12,147	0.00%	—
2018	Lowest contract charge 1.10% Series II	$10.07	—	—	—	(7.70)%
	Highest contract charge 1.25% Series II	$10.65	—	—	—	(7.87)%
	All contract charges	—	924	$9,610	1.32%	—
2017	Lowest contract charge 1.10% Series II	$10.91	—	—	—	8.67%
	Highest contract charge 1.25% Series II	$11.56	—	—	—	8.54%
	All contract charges	—	932	$10,547	3.79%	—
2016	Lowest contract charge 1.10% Series II	$10.04	—	—	—	10.21%
	Highest contract charge 1.25% Series II	$10.65	—	—	—	10.13%
	All contract charges	—	852	$8,910	0.21%	—
2015	Lowest contract charge 1.10% Series II(c)	$9.11	—	—	—	(7.14)%
	Highest contract charge 1.25% Series II	$9.67	—	—	—	(5.66)%
	All contract charges	—	492	$4,743	4.19%	—

Invesco V.I. Diversified Dividend Fund
2019	Lowest contract charge 0.65% Series II	$24.46	—	—	—	23.97%
	Highest contract charge 1.70% Series II	$20.49	—	—	—	22.69%
	All contract charges	—	2,980	$69,097	2.65%	—
2018	Lowest contract charge 0.65% Series II	$19.73	—	—	—	(8.40)%
	Highest contract charge 1.70% Series II	$16.70	—	—	—	(9.39)%
	All contract charges	—	3,311	$62,246	2.10%	—
2017	Lowest contract charge 0.65% Series II	$21.54	—	—	—	7.65%
	Highest contract charge 1.70% Series II	$18.43	—	—	—	6.47%
	All contract charges	—	3,809	$78,587	1.53%	—
2016	Lowest contract charge 0.65% Series II	$20.01	—	—	—	13.76%
	Highest contract charge 1.70% Series II	$17.31	—	—	—	12.62%
	All contract charges	—	3,584	$68,919	1.28%	—
2015	Lowest contract charge 1.30% Series II	$17.67	—	—	—	0.51%
	Highest contract charge 1.70% Series II	$15.37	—	—	—	0.07%
	All contract charges	—	2,212	$37,467	1.79%	—

Invesco V.I. Equity and Income Fund
2019	Lowest contract charge 1.30 % Series II	$12.51	—	—	—	18.35%
	Highest contract charge 1.70% Series II	$12.27	—	—	—	17.98%
	All contract charges	—	1,559	$19,492	2.38%	—

FSA-260

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2019

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

Invesco V.I. Equity and Income Fund (Continued)
2018	Lowest contract charge 1.30 % Series II	$10.57	—	—	—	(10.88)%
	Highest contract charge 1.70% Series II	$10.40	—	—	—	(11.26)%
	All contract charges	—	1,442	$15,214	2.06%	—
2017	Lowest contract charge 1.30 % Series II	$11.86	—	—	—	9.31%
	Highest contract charge 1.70% Series II	$11.72	—	—	—	8.92%
	All contract charges	—	1,267	$15,012	1.61%	—
2016	Lowest contract charge 1.30 % Series II	$10.85	—	—	—	13.38%
	Highest contract charge 1.70% Series II	$10.76	—	—	—	12.91%
	All contract charges	—	866	$9,383	1.84%	—
2015	Lowest contract charge 1.30 % Series II(a)	$9.57	—	—	—	(4.49)%
	Highest contract charge 1.70% Series II(a)	$9.53	—	—	—	(4.89)%
	All contract charges	—	462	$4,421	3.43%	—

Invesco V.I. Health Care Fund
2019	Lowest contract charge 1.10% Series II	$12.19	—	—	—	30.79%
	Highest contract charge 1.25% Series II	$16.40	—	—	—	30.57%
	All contract charges	—	567	$7,846	0.00%	—
2018	Lowest contract charge 1.10% Series II	$9.32	—	—	—	(0.53)%
	Highest contract charge 1.25% Series II	$12.56	—	—	—	(0.71)%
	All contract charges	—	493	$5,358	0.00%	—
2017	Lowest contract charge 1.10% Series II(c)	$9.37	—	—	—	14.27%
	Highest contract charge 1.25% Series II	$12.65	—	—	—	14.17%
	All contract charges	—	391	$4,408	0.09%	—
2016	Lowest contract charge 0.30% Series II	$11.42	—	—	—	(11.95)%
	Highest contract charge 1.25% Series II	$11.08	—	—	—	(12.82)%
	All contract charges	—	337	$3,381	0.00%	—
2015	Lowest contract charge 0.30% Series II	$12.97	—	—	—	2.53%
	Highest contract charge 1.25% Series II	$12.71	—	—	—	1.60%
	All contract charges	—	290	$3,491	0.00%	—

Invesco V.I. High Yield Fund
2019	Lowest contract charge 0.30% Series II	$12.52	—	—	—	12.89%
	Highest contract charge 1.70% Series II	$13.24	—	—	—	11.26%
	All contract charges	—	3,728	$47,392	5.83%	—
2018	Lowest contract charge 0.30% Series II	$11.09	—	—	—	(3.90)%
	Highest contract charge 1.70% Series II	$11.90	—	—	—	(5.25)%
	All contract charges	—	3,371	$38,789	5.07%	—
2017	Lowest contract charge 0.30% Series II	$11.54	—	—	—	5.77%
	Highest contract charge 1.70% Series II	$12.56	—	—	—	4.32%
	All contract charges	—	3,407	$41,395	3.97%	—
2016	Lowest contract charge 0.30% Series II	$10.91	—	—	—	10.54%
	Highest contract charge 1.70% Series II	$12.04	—	—	—	8.96%
	All contract charges	—	3,324	$38,848	4.14%	—
2015	Lowest contract charge 0.30% Series II	$9.87	—	—	—	(3.71)%
	Highest contract charge 1.70% Series II	$11.05	—	—	—	(4.99)%
	All contract charges	—	2,968	$31,929	5.68%	—

Invesco V.I. Mid Cap Core Equity Fund
2019	Lowest contract charge 1.30% Series II	$19.70	—	—	—	23.36%
	Highest contract charge 1.70% Series II	$18.91	—	—	—	22.87%
	All contract charges	—	635	$12,442	0.22%	—
2018	Lowest contract charge 1.30% Series II	$15.97	—	—	—	(12.73)%
	Highest contract charge 1.70% Series II	$15.39	—	—	—	(13.10)%
	All contract charges	—	689	$10,933	0.11%	—
2017	Lowest contract charge 1.30% Series II	$18.30	—	—	—	13.17%
	Highest contract charge 1.70% Series II	$17.71	—	—	—	12.73%
	All contract charges	—	707	$12,870	0.32%	—

FSA-261

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2019

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

Invesco V.I. Mid Cap Core Equity Fund (Continued)
2016	Lowest contract charge 1.30% Series II	$16.17	—	—	—	11.67%
	Highest contract charge 1.70% Series II	$15.71	—	—	—	11.26%
	All contract charges	—	725	$11,669	0.00%	—
2015	Lowest contract charge 1.30% Series II	$14.48	—	—	—	(5.48)%
	Highest contract charge 1.70% Series II	$14.12	—	—	—	(5.93)%
	All contract charges	—	695	$10,011	0.11%	—

Invesco V.I. Small Cap Equity Fund
2019	Lowest contract charge 1.10% Series II	$11.62	—	—	—	24.95%
	Highest contract charge 1.70% Series II	$23.27	—	—	—	24.17%
	All contract charges	—	1,199	$22,456	0.00%	—
2018	Lowest contract charge 1.10% Series II	$9.30	—	—	—	(16.22)%
	Highest contract charge 1.70% Series II	$18.74	—	—	—	(16.71)%
	All contract charges	—	1,123	$17,369	0.00%	—
2017	Lowest contract charge 1.10% Series II	$11.10	—	—	—	12.46%
	Highest contract charge 1.70% Series II	$22.50	—	—	—	11.77%
	All contract charges	—	979	$18,905	0.00%	—
2016	Lowest contract charge 1.10% Series II	$9.87	—	—	—	10.65%
	Highest contract charge 1.70% Series II	$20.13	—	—	—	9.94%
	All contract charges	—	879	$15,414	0.00%	—
2015	Lowest contract charge 1.10% Series II(c)	$8.92	—	—	—	(10.62)%
	Highest contract charge 1.70% Series II	$18.31	—	—	—	(7.34)%
	All contract charges	—	712	$11,807	0.00%	—

Ivy VIP Asset Strategy
2019	Lowest contract charge 1.10% Class II(c)	$11.14	—	—	—	20.43%
	Highest contract charge 1.70% Class II	$13.46	—	—	—	19.75%
	All contract charges	—	2,650	$34,475	2.07%	—
2018	Lowest contract charge 0.30% Class II	$9.82	—	—	—	(5.76)%
	Highest contract charge 1.70% Class II	$11.24	—	—	—	(7.03)%
	All contract charges	—	2,983	$32,373	1.83%	—
2017	Lowest contract charge 0.30% Class II	$10.42	—	—	—	18.01%
	Highest contract charge 1.70% Class II	$12.09	—	—	—	16.25%
	All contract charges	—	3,109	$36,395	1.55%	—
2016	Lowest contract charge 0.30% Class II	$8.83	—	—	—	(2.86)%
	Highest contract charge 1.70% Class II	$10.40	—	—	—	(4.24)%
	All contract charges	—	3,505	$35,326	0.59%	—
2015	Lowest contract charge 0.30% Class II	$9.09	—	—	—	(8.64)%
	Highest contract charge 1.70% Class II	$10.86	—	—	—	(9.88)%
	All contract charges	—	4,224	$44,441	0.37%	—

Ivy VIP Global Equity Income
2019	Lowest contract charge 1.30% Class II	$20.96	—	—	—	21.58%
	Highest contract charge 1.70% Class II	$20.12	—	—	—	21.06%
	All contract charges	—	611	$12,634	2.89%	—
2018	Lowest contract charge 1.30% Class II	$17.24	—	—	—	(12.84)%
	Highest contract charge 1.70% Class II	$16.62	—	—	—	(13.17)%
	All contract charges	—	732	$12,478	1.67%	—
2017	Lowest contract charge 1.30% Class II	$19.78	—	—	—	14.07%
	Highest contract charge 1.70% Class II	$19.14	—	—	—	13.59%
	All contract charges	—	820	$16,052	1.27%	—
2016	Lowest contract charge 0.65% Class II	$16.26	—	—	—	6.21%
	Highest contract charge 1.70% Class II	$16.85	—	—	—	5.12%
	All contract charges	—	895	$15,365	1.24%	—
2015	Lowest contract charge 0.65% Class II	$15.31	—	—	—	(2.67)%
	Highest contract charge 1.70% Class II	$16.03	—	—	—	(3.67)%
	All contract charges	—	991	$16,126	1.30%	—

FSA-262

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2019

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

Ivy VIP High Income
2019	Lowest contract charge 0.65% Class II	$16.87	—	—	—	10.48%
	Highest contract charge 1.70% Class II	$17.66	—	—	—	9.28%
	All contract charges	—	6,866	$124,962	6.60%	—
2018	Lowest contract charge 0.65% Class II	$15.27	—	—	—	(2.74)%
	Highest contract charge 1.70% Class II	$16.16	—	—	—	(3.81)%
	All contract charges	—	7,344	$121,832	6.36%	—
2017	Lowest contract charge 0.65% Class II	$15.70	—	—	—	6.01%
	Highest contract charge 1.70% Class II	$16.80	—	—	—	4.87%
	All contract charges	—	7,727	$132,738	5.47%	—
2016	Lowest contract charge 0.65% Class II	$14.81	—	—	—	15.43%
	Highest contract charge 1.70% Class II	$16.02	—	—	—	14.27%
	All contract charges	—	7,514	$122,654	7.31%	—
2015	Lowest contract charge 0.65% Class II	$12.83	—	—	—	(7.16)%
	Highest contract charge 1.70% Class II	$14.02	—	—	—	(8.13)%
	All contract charges	—	7,607	$108,371	6.07%	—

Ivy VIP Natural Resources
2019	Lowest contract charge 1.30% Class II	$6.63	—	—	—	7.98%
	Highest contract charge 1.70% Class II	$6.36	—	—	—	7.61%
	All contract charges	—	988	$6,473	1.00%	—
2018	Lowest contract charge 1.30% Class II	$6.14	—	—	—	(24.20)%
	Highest contract charge 1.70% Class II	$5.91	—	—	—	(24.62)%
	All contract charges	—	1,158	$7,034	0.31%	—
2017	Lowest contract charge 0.65% Class II	$7.90	—	—	—	2.33%
	Highest contract charge 1.70% Class II	$7.84	—	—	—	1.29%
	All contract charges	—	1,323	$10,612	0.14%	—
2016	Lowest contract charge 0.65% Class II	$7.72	—	—	—	22.93%
	Highest contract charge 1.70% Class II	$7.74	—	—	—	21.70%
	All contract charges	—	1,403	$11,070	0.70%	—
2015	Lowest contract charge 0.65% Class II	$6.28	—	—	—	(22.85)%
	Highest contract charge 1.70% Class II	$6.36	—	—	—	(23.74)%
	All contract charges	—	1,409	$9,113	0.10%	—

Ivy VIP Small Cap Growth(aa)
2019	Lowest contract charge 0.30% Class II	$15.14	—	—	—	22.99%
	Highest contract charge 1.70% Class II	$23.97	—	—	—	21.24%
	All contract charges	—	1,514	$33,927	0.00%	—
2018	Lowest contract charge 0.30% Class II(z)	$12.31	—	—	—	(12.32)%
	Highest contract charge 1.70% Class II	$19.77	—	—	—	(5.72)%
	All contract charges	—	1,700	$31,394	0.37%	—
2017	Lowest contract charge 1.30% Class II	$21.68	—	—	—	21.52%
	Highest contract charge 1.70% Class II	$20.97	—	—	—	21.00%
	All contract charges	—	1,303	$27,983	0.00%	—
2016	Lowest contract charge 1.30% Class II	$17.84	—	—	—	1.59%
	Highest contract charge 1.70% Class II	$17.33	—	—	—	1.17%
	All contract charges	—	1,306	$23,077	0.00%	—
2015	Lowest contract charge 1.30% Class II	$17.56	—	—	—	0.57%
	Highest contract charge 1.70% Class II	$17.13	—	—	—	0.18%
	All contract charges	—	1,350	$23,522	0.00%	—

Janus Henderson Balanced Portfolio
2019	Lowest contract charge 0.30% Service Shares	$16.62	—	—	—	21.85%
	Highest contract charge 1.25% Service Shares	$15.67	—	—	—	20.72%
	All contract charges	—	9,867	$149,062	1.76%	—
2018	Lowest contract charge 0.30% Service Shares	$13.64	—	—	—	0.15%
	Highest contract charge 1.25% Service Shares	$12.98	—	—	—	(0.84)%
	All contract charges	—	6,729	$84,157	1.78%	—

FSA-263

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2019

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

Janus Henderson Balanced Portfolio (Continued)
2017	Lowest contract charge 0.30% Service Shares	$13.62	—	—	—	17.82%
	Highest contract charge 1.25% Service Shares	$13.09	—	—	—	16.67%
	All contract charges	—	4,346	$55,151	1.46%	—
2016	Lowest contract charge 0.30% Service Shares	$11.56	—	—	—	3.96%
	Highest contract charge 1.25% Service Shares	$11.22	—	—	—	3.03%
	All contract charges	—	3,193	$34,954	2.12%	—
2015	Lowest contract charge 0.30% Service Shares	$11.12	—	—	—	0.18%
	Highest contract charge 1.25% Service Shares	$10.89	—	—	—	(0.82)%
	All contract charges	—	1,897	$20,363	1.59%	—

Janus Henderson Flexible Bond Portfolio
2019	Lowest contract charge 0.30% Service Shares	$11.66	—	—	—	8.87%
	Highest contract charge 1.25% Service Shares	$10.99	—	—	—	7.85%
	All contract charges	—	2,837	$30,824	2.91%	—
2018	Lowest contract charge 0.30% Service Shares	$10.71	—	—	—	(1.56)%
	Highest contract charge 1.25% Service Shares	$10.19	—	—	—	(2.49)%
	All contract charges	—	2,668	$26,852	2.71%	—
2017	Lowest contract charge 0.30% Service Shares	$10.88	—	—	—	3.03%
	Highest contract charge 1.25% Service Shares	$10.45	—	—	—	2.05%
	All contract charges	—	2,772	$28,673	2.63%	—
2016	Lowest contract charge 0.30% Service Shares	$10.56	—	—	—	1.93%
	Highest contract charge 1.25% Service Shares	$10.24	—	—	—	0.89%
	All contract charges	—	2,221	$22,531	2.65%	—
2015	Lowest contract charge 0.30% Service Shares	$10.36	—	—	—	(0.38)%
	Highest contract charge 1.25% Service Shares	$10.15	—	—	—	(1.26)%
	All contract charges	—	1,050	$10,607	2.33%	—

Janus Henderson U.S. Low Volatility Portfolio
2019	Lowest contract charge 0.30% Service Shares	$18.93	—	—	—	27.65%
	Highest contract charge 1.25% Service Shares	$17.84	—	—	—	26.44%
	All contract charges	—	1,092	$17,818	1.77%	—
2018	Lowest contract charge 1.10% Service Shares	$11.87	—	—	—	(5.64)%
	Highest contract charge 1.25% Service Shares	$14.11	—	—	—	(5.81)%
	All contract charges	—	846	$11,068	1.73%	—
2017	Lowest contract charge 1.10% Service Shares	$12.58	—	—	—	14.16%
	Highest contract charge 1.25% Service Shares	$14.98	—	—	—	14.00%
	All contract charges	—	783	$10,980	1.41%	—
2016	Lowest contract charge 1.10% Service Shares	$11.02	—	—	—	8.57%
	Highest contract charge 1.25% Service Shares	$13.14	—	—	—	8.42%
	All contract charges	—	660	$8,176	1.68%	—
2015	Lowest contract charge 1.10% Service Shares(c)	$10.15	—	—	—	1.20%
	Highest contract charge 1.25% Service Shares	$12.12	—	—	—	2.71%
	All contract charges	—	276	$3,265	1.78%	—

JPMorgan Insurance Trust Global Allocation Portfolio
2019	Lowest contract charge 0.30% Class 2	$12.94	—	—	—	16.16%
	Highest contract charge 1.25% Class 2	$12.40	—	—	—	15.13%
	All contract charges	—	2,014	$24,992	2.09%	—
2018	Lowest contract charge 0.30% Class 2(d)	$11.14	—	—	—	(6.54)%
	Highest contract charge 1.25% Class 2	$10.77	—	—	—	(7.47)%
	All contract charges	—	2,001	$21,558	0.00%	—
2017	Lowest contract charge 1.10% Class 2	$11.69	—	—	—	15.63%
	Highest contract charge 1.25% Class 2	$11.64	—	—	—	15.36%
	All contract charges	—	1,648	$19,191	1.34%	—
2016	Lowest contract charge 1.10% Class 2	$10.11	—	—	—	4.66%
	Highest contract charge 1.25% Class 2	$10.09	—	—	—	4.56%
	All contract charges	—	1,267	$12,783	3.49%	—

FSA-264

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2019

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

JPMorgan Insurance Trust Global Allocation Portfolio (Continued)
2015	Lowest contract charge 1.10% Class 2(d)	$9.66	—	—	—	(6.12)%
	Highest contract charge 1.25% Class 2(d)	$9.65	—	—	—	(6.22)%
	All contract charges	—	759	$7,326	2.84%	—

JPMorgan Insurance Trust Income Builder Portfolio
2019	Lowest contract charge 1.10% Class 2	$12.11	—	—	—	13.07%
	Highest contract charge 1.25% Class 2	$12.03	—	—	—	12.85%
	All contract charges	—	2,195	$26,404	3.05%	—
2018	Lowest contract charge 1.10% Class 2	$10.71	—	—	—	(5.97)%
	Highest contract charge 1.25% Class 2	$10.66	—	—	—	(6.08)%
	All contract charges	—	1,856	$19,792	0.00%	—
2017	Lowest contract charge 1.10% Class 2	$11.39	—	—	—	10.48%
	Highest contract charge 1.25% Class 2	$11.35	—	—	—	10.30%
	All contract charges	—	1,362	$15,457	4.04%	—
2016	Lowest contract charge 1.10% Class 2(d)	$10.31	—	—	—	4.99%
	Highest contract charge 1.25% Class 2	$10.29	—	—	—	4.89%
	All contract charges	—	953	$9,800	4.10%	—
2015	Lowest contract charge 1.25% Class 2(d)	$9.81	—	—	—	(4.01)%
	Highest contract charge 1.25% Class 2(d)	$9.81	—	—	—	(4.01)%
	All contract charges	—	503	$4,937	4.79%	—

Lord Abbett Series Fund — Bond Debenture Portfolio
2019	Lowest contract charge 0.30% VC Shares	$13.59	—	—	—	13.06%
	Highest contract charge 1.70% VC Shares	$14.56	—	—	—	11.40%
	All contract charges	—	11,140	$153,267	4.09%	—
2018	Lowest contract charge 0.30% VC Shares	$12.02	—	—	—	(4.38)%
	Highest contract charge 1.70% VC Shares	$13.07	—	—	—	(5.63)%
	All contract charges	—	10,255	$127,291	4.51%	—
2017	Lowest contract charge 0.30% VC Shares	$12.57	—	—	—	8.93%
	Highest contract charge 1.70% VC Shares	$13.85	—	—	—	7.36%
	All contract charges	—	9,063	$120,081	4.57%	—
2016	Lowest contract charge 0.30% VC Shares	$11.54	—	—	—	11.82%
	Highest contract charge 1.70% VC Shares	$12.90	—	—	—	10.26%
	All contract charges	—	7,498	$93,140	5.07%	—
2015	Lowest contract charge 0.30% VC Shares	$10.32	—	—	—	(1.81)%
	Highest contract charge 1.70% VC Shares	$11.70	—	—	—	(3.23)%
	All contract charges	—	6,180	$70,167	5.61%	—

Lord Abbett Series Fund — Growth Opportunities Portfolio
2019	Lowest contract charge 1.30% VC Shares	$21.03	—	—	—	34.64%
	Highest contract charge 1.70% VC Shares	$20.28	—	—	—	34.04%
	All contract charges	—	225	$4,686	0.00%	—
2018	Lowest contract charge 1.30% VC Shares	$15.62	—	—	—	(4.17)%
	Highest contract charge 1.70% VC Shares	$15.13	—	—	—	(4.54)%
	All contract charges	—	267	$4,111	0.00%	—
2017	Lowest contract charge 1.30% VC Shares	$16.30	—	—	—	21.28%
	Highest contract charge 1.70% VC Shares	$15.85	—	—	—	20.81%
	All contract charges	—	305	$4,929	0.00%	—
2016	Lowest contract charge 1.30% VC Shares	$13.44	—	—	—	(0.07)%
	Highest contract charge 1.70% VC Shares	$13.12	—	—	—	(0.46)%
	All contract charges	—	328	$4,377	0.00%	—
2015	Lowest contract charge 1.30% VC Shares	$13.45	—	—	—	1.43%
	Highest contract charge 1.70% VC Shares	$13.18	—	—	—	1.00%
	All contract charges	—	359	$4,801	0.00%	—

FSA-265

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2019

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

MFS® Investors Trust Series
2019	Lowest contract charge 1.10% Service Class	$15.30	—	—	—	29.77%
	Highest contract charge 1.70% Service Class	$26.84	—	—	—	29.04%
	All contract charges	—	677	$15,346	0.50%	—
2018	Lowest contract charge 1.10% Service Class	$11.79	—	—	—	(6.72)%
	Highest contract charge 1.70% Service Class	$20.80	—	—	—	(7.35)%
	All contract charges	—	681	$12,191	0.44%	—
2017	Lowest contract charge 1.10% Service Class(c)	$12.64	—	—	—	21.66%
	Highest contract charge 1.70% Service Class	$22.45	—	—	—	20.96%
	All contract charges	—	671	$13,414	0.57%	—
2016	Lowest contract charge 0.65% Service Class	$18.07	—	—	—	7.62%
	Highest contract charge 1.70% Service Class	$18.56	—	—	—	6.48%
	All contract charges	—	597	$10,278	0.57%	—
2015	Lowest contract charge 0.65% Service Class	$16.79	—	—	—	(0.71)%
	Highest contract charge 1.70% Service Class	$17.43	—	—	—	(1.75)%
	All contract charges	—	600	$9,810	0.70%	—

MFS® Massachusetts Investors Growth Stock Portfolio
2019	Lowest contract charge 1.30% Service Class	$32.96	—	—	—	37.79%
	Highest contract charge 1.70% Service Class	$31.63	—	—	—	37.22%
	All contract charges	—	608	$19,802	0.34%	—
2018	Lowest contract charge 1.30% Service Class	$23.92	—	—	—	(0.75)%
	Highest contract charge 1.70% Service Class	$23.05	—	—	—	(1.16)%
	All contract charges	—	564	$13,360	0.33%	—
2017	Lowest contract charge 1.30% Service Class	$24.10	—	—	—	26.44%
	Highest contract charge 1.70% Service Class	$23.32	—	—	—	25.92%
	All contract charges	—	613	$14,624	0.42%	—
2016	Lowest contract charge 1.30% Service Class	$19.06	—	—	—	4.50%
	Highest contract charge 1.70% Service Class	$18.52	—	—	—	4.04%
	All contract charges	—	575	$10,888	0.39%	—
2015	Lowest contract charge 1.30% Service Class(b)	$18.24	—	—	—	(2.62)%
	Highest contract charge 1.70% Service Class(b)	$17.80	—	—	—	(2.89)%
	All contract charges	—	530	$9,598	0.54%	—

MFS® Research Series
2019	Lowest contract charge 1.10% Service Class	$15.62	—	—	—	31.15%
	Highest contract charge 1.25% Service Class	$18.16	—	—	—	30.93%
	All contract charges	—	193	$3,212	0.60%	—
2018	Lowest contract charge 1.10% Service Class	$11.91	—	—	—	(5.70)%
	Highest contract charge 1.25% Service Class	$13.87	—	—	—	(5.84)%
	All contract charges	—	201	$2,582	0.46%	—
2017	Lowest contract charge 1.10% Service Class	$12.63	—	—	—	21.79%
	Highest contract charge 1.25% Service Class	$14.73	—	—	—	21.53%
	All contract charges	—	168	$2,330	1.13%	—
2016	Lowest contract charge 1.10% Service Class	$10.37	—	—	—	7.24%
	Highest contract charge 1.25% Service Class	$12.12	—	—	—	7.16%
	All contract charges	—	146	$1,712	0.56%	—
2015	Lowest contract charge 1.10% Service Class(c)	$9.67	—	—	—	(3.49)%
	Highest contract charge 1.25% Service Class	$11.31	—	—	—	(0.70)%
	All contract charges	—	104	$1,157	0.48%	—

MFS® Value Series
2019	Lowest contract charge 0.30% Service Class	$17.47	—	—	—	29.12%
	Highest contract charge 1.25% Service Class	$16.47	—	—	—	27.87%
	All contract charges	—	2,382	$35,850	1.96%	—
2018	Lowest contract charge 1.10% Service Class(c)	$11.17	—	—	—	(11.35)%
	Highest contract charge 1.25% Service Class	$12.88	—	—	—	(11.48)%
	All contract charges	—	2,178	$25,659	1.38%	—

FSA-266

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2019

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

MFS® Value Series (Continued)
2017	Lowest contract charge 0.30% Service Class	$15.14	—	—	—	17.00%
	Highest contract charge 1.25% Service Class	$14.55	—	—	—	15.84%
	All contract charges	—	1,782	$23,848	1.80%	—
2016	Lowest contract charge 0.30% Service Class	$12.94	—	—	—	13.41%
	Highest contract charge 1.25% Service Class	$12.56	—	—	—	12.34%
	All contract charges	—	1,169	$13,804	2.12%	—
2015	Lowest contract charge 0.30% Service Class	$11.41	—	—	—	(1.21)%
	Highest contract charge 1.25% Service Class	$11.18	—	—	—	(2.10)%
	All contract charges	—	522	$5,700	2.10%	—

Multimanager Aggressive Equity
2019	Lowest contract charge 1.30% Class IB	$31.78	—	—	—	31.65%
	Highest contract charge 1.70% Class IB	$128.77	—	—	—	31.09%
	All contract charges	—	562	$20,992	0.80%	—
2018	Lowest contract charge 1.30% Class IB	$24.14	—	—	—	(1.55)%
	Highest contract charge 1.70% Class IB	$98.23	—	—	—	(1.92)%
	All contract charges	—	556	$15,759	0.13%	—
2017	Lowest contract charge 1.30% Class IB	$24.52	—	—	—	28.71%
	Highest contract charge 1.70% Class IB	$100.15	—	—	—	28.13%
	All contract charges	—	556	$16,104	0.16%	—
2016	Lowest contract charge 1.30% Class IB	$19.05	—	—	—	2.09%
	Highest contract charge 1.70% Class IB	$78.16	—	—	—	1.69%
	All contract charges	—	596	$13,495	0.55%	—
2015	Lowest contract charge 1.30% Class IB	$18.66	—	—	—	2.64%
	Highest contract charge 1.70% Class IB	$76.86	—	—	—	2.22%
	All contract charges	—	590	$13,258	0.17%	—

Multimanager Core Bond
2019	Lowest contract charge 1.30% Class IB	$14.55	—	—	—	6.05%
	Highest contract charge 1.70% Class IB	$14.50	—	—	—	5.61%
	All contract charges	—	7,181	$103,067	2.14%	—
2018	Lowest contract charge 1.30% Class IB	$13.72	—	—	—	(1.72)%
	Highest contract charge 1.70% Class IB	$13.73	—	—	—	(2.14)%
	All contract charges	—	7,243	$98,256	2.70%	—
2017	Lowest contract charge 1.30% Class IB	$13.96	—	—	—	1.68%
	Highest contract charge 1.70% Class IB	$14.03	—	—	—	1.30%
	All contract charges	—	8,250	$113,957	2.08%	—
2016	Lowest contract charge 1.30% Class IB	$13.73	—	—	—	1.33%
	Highest contract charge 1.70% Class IB	$13.85	—	—	—	0.87%
	All contract charges	—	7,499	$102,096	2.08%	—
2015	Lowest contract charge 1.30% Class IB	$13.55	—	—	—	(1.24)%
	Highest contract charge 1.70% Class IB	$13.73	—	—	—	(1.58)%
	All contract charges	—	7,893	$106,216	1.95%	—

Multimanager Mid Cap Growth
2019	Lowest contract charge 1.30% Class IB	$33.59	—	—	—	31.26%
	Highest contract charge 1.70% Class IB	$25.45	—	—	—	30.71%
	All contract charges	—	713	$22,724	0.00%	—
2018	Lowest contract charge 1.30% Class IB	$25.59	—	—	—	(7.01)%
	Highest contract charge 1.70% Class IB	$19.47	—	—	—	(7.42)%
	All contract charges	—	1,189	$26,788	0.00%	—
2017	Lowest contract charge 1.30% Class IB	$27.52	—	—	—	25.03%
	Highest contract charge 1.70% Class IB	$21.03	—	—	—	24.51%
	All contract charges	—	800	$20,563	0.00%	—
2016	Lowest contract charge 1.30% Class IB	$22.01	—	—	—	5.36%
	Highest contract charge 1.70% Class IB	$16.89	—	—	—	4.97%
	All contract charges	—	802	$16,481	0.10%	—

FSA-267

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2019

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

Multimanager Mid Cap Growth (Continued)
2015	Lowest contract charge 1.30% Class IB	$20.89	—	—	—	(2.79)%
	Highest contract charge 1.70% Class IB	$16.09	—	—	—	(3.19)%
	All contract charges	—	847	$16,490	0.00%	—

Multimanager Mid Cap Value
2019	Lowest contract charge 1.30% Class IB	$27.84	—	—	—	23.35%
	Highest contract charge 1.70% Class IB	$24.09	—	—	—	22.85%
	All contract charges	—	406	$10,908	1.39%	—
2018	Lowest contract charge 1.30% Class IB	$22.57	—	—	—	(13.92)%
	Highest contract charge 1.70% Class IB	$19.61	—	—	—	(14.25)%
	All contract charges	—	422	$9,206	0.75%	—
2017	Lowest contract charge 1.30% Class IB	$26.22	—	—	—	7.86%
	Highest contract charge 1.70% Class IB	$22.87	—	—	—	7.42%
	All contract charges	—	467	$11,781	0.66%	—
2016	Lowest contract charge 1.30% Class IB	$24.31	—	—	—	17.55%
	Highest contract charge 1.70% Class IB	$21.29	—	—	—	17.11%
	All contract charges	—	812	$18,341	1.56%	—
2015	Lowest contract charge 1.30% Class IB	$20.68	—	—	—	(6.76)%
	Highest contract charge 1.70% Class IB	$18.18	—	—	—	(7.20)%
	All contract charges	—	473	$9,420	0.74%	—

Multimanager Technology
2019	Lowest contract charge 0.30% Class IB	$27.07	—	—	—	37.48%
	Highest contract charge 1.70% Class IB	$36.71	—	—	—	35.51%
	All contract charges	—	2,875	$70,865	0.16%	—
2018	Lowest contract charge 0.30% Class IB	$19.69	—	—	—	1.97%
	Highest contract charge 1.70% Class IB	$27.09	—	—	—	0.56%
	All contract charges	—	2,643	$48,902	0.17%	—
2017	Lowest contract charge 0.30% Class IB	$19.31	—	—	—	38.72%
	Highest contract charge 1.70% Class IB	$26.94	—	—	—	36.75%
	All contract charges	—	2,053	$40,447	0.00%	—
2016	Lowest contract charge 1.10% Class IB	$10.79	—	—	—	7.68%
	Highest contract charge 1.70% Class IB	$19.70	—	—	—	7.12%
	All contract charges	—	1,577	$24,376	0.01%	—
2015	Lowest contract charge 1.10% Class IB(c)	$10.02	—	—	—	0.20%
	Highest contract charge 1.70% Class IB	$18.39	—	—	—	4.49%
	All contract charges	—	916	$15,002	0.00%	—

Neuberger Berman International Equity Portfolio
2019	Lowest contract charge 1.10% Class S	$11.70	—	—	—	26.21%
	Highest contract charge 1.70% Class S	$11.46	—	—	—	25.52%
	All contract charges	—	383	$4,470	0.16%	—
2018	Lowest contract charge 1.10% Class S	$9.27	—	—	—	(17.82)%
	Highest contract charge 1.70% Class S	$9.13	—	—	—	(18.41)%
	All contract charges	—	389	$3,617	0.16%	—
2017	Lowest contract charge 1.10% Class S	$11.28	—	—	—	25.33%
	Highest contract charge 1.70% Class S	$11.19	—	—	—	24.61%
	All contract charges	—	374	$4,253	0.70%	—
2016	Lowest contract charge 1.10% Class S	$9.00	—	—	—	(2.91)%
	Highest contract charge 1.70% Class S	$8.98	—	—	—	(3.44)%
	All contract charges	—	340	$3,062	0.69%	—
2015	Lowest contract charge 1.10% Class S(c)	$9.27	—	—	—	(7.11)%
	Highest contract charge 1.70% Class S	$9.30	—	—	—	(0.21)%
	All contract charges	—	259	$2,422	1.24%	—

FSA-268

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2019

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

Neuberger Berman U.S. Equity Index PutWrite Strategy Portfolio
2019	Lowest contract charge 1.10% Class S	$10.00	—	—	—	14.03%
	Highest contract charge 1.70% Class S	$9.74	—	—	—	13.26%
	All contract charges	—	302	$2,999	0.16%	—
2018	Lowest contract charge 1.10% Class S	$8.77	—	—	—	(7.78)%
	Highest contract charge 1.70% Class S	$8.60	—	—	—	(8.32)%
	All contract charges	—	292	$2,551	0.00%	—
2017	Lowest contract charge 1.10% Class S	$9.51	—	—	—	5.43%
	Highest contract charge 1.70% Class S	$9.38	—	—	—	4.80%
	All contract charges	—	242	$2,291	0.00%	—
2016	Lowest contract charge 1.10% Class S	$9.02	—	—	—	(1.74)%
	Highest contract charge 1.70% Class S	$8.95	—	—	—	(2.29)%
	All contract charges	—	209	$1,878	0.00%	—
2015	Lowest contract charge 1.10% Class S(c)	$9.18	—	—	—	(8.47)%
	Highest contract charge 1.70% Class S	$9.16	—	—	—	(6.63)%
	All contract charges	—	167	$1,537	0.00%	—

PIMCO CommodityRealReturn® Strategy Portfolio
2019	Lowest contract charge 0.30% Advisor Class	$6.48	—	—	—	10.96%
	Highest contract charge 1.70% Advisor Class	$6.20	—	—	—	9.35%
	All contract charges	—	2,487	$16,150	4.33%	—
2018	Lowest contract charge 0.30% Advisor Class	$5.84	—	—	—	(14.37)%
	Highest contract charge 1.70% Advisor Class	$5.67	—	—	—	(15.63)%
	All contract charges	—	2,619	$15,406	1.97%	—
2017	Lowest contract charge 0.30% Advisor Class	$6.82	—	—	—	1.64%
	Highest contract charge 1.70% Advisor Class	$6.72	—	—	—	0.30%
	All contract charges	—	2,449	$16,872	10.94%	—
2016	Lowest contract charge 0.30% Advisor Class	$6.71	—	—	—	14.51%
	Highest contract charge 1.70% Advisor Class	$6.70	—	—	—	12.98%
	All contract charges	—	2,581	$17,609	1.02%	—
2015	Lowest contract charge 0.65% Advisor Class	$5.03	—	—	—	(26.14)%
	Highest contract charge 1.70% Advisor Class	$5.93	—	—	—	(26.97)%
	All contract charges	—	2,593	$15,573	4.31%	—

PIMCO Emerging Markets Bond Portfolio
2019	Lowest contract charge 0.30% Advisor Class	$12.93	—	—	—	14.32%
	Highest contract charge 1.70% Advisor Class	$14.82	—	—	—	12.79%
	All contract charges	—	1,221	$17,422	4.33%	—
2018	Lowest contract charge 1.10% Advisor Class	$10.58	—	—	—	(5.87)%
	Highest contract charge 1.70% Advisor Class	$13.14	—	—	—	(6.48)%
	All contract charges	—	1,349	$17,164	4.03%	—
2017	Lowest contract charge 1.10% Advisor Class	$11.24	—	—	—	8.60%
	Highest contract charge 1.70% Advisor Class	$14.05	—	—	—	7.91%
	All contract charges	—	1,491	$20,429	4.98%	—
2016	Lowest contract charge 1.10% Advisor Class	$10.35	—	—	—	12.01%
	Highest contract charge 1.70% Advisor Class	$13.02	—	—	—	11.38%
	All contract charges	—	1,487	$19,107	5.17%	—
2015	Lowest contract charge 1.10% Advisor Class(c)	$9.24	—	—	—	(7.51)%
	Highest contract charge 1.70% Advisor Class	$11.69	—	—	—	(4.02)%
	All contract charges	—	1,511	$17,647	5.20%	—

PIMCO Global Bond Opportunities Portfolio (Unhedged)
2019	Lowest contract charge 1.10% Advisor Class	$10.51	—	—	—	4.89%
	Highest contract charge 1.25% Advisor Class	$9.99	—	—	—	4.72%
	All contract charges	—	532	$5,464	2.34%	—
2018	Lowest contract charge 1.10% Advisor Class	$10.02	—	—	—	(5.38)%
	Highest contract charge 1.25% Advisor Class	$9.54	—	—	—	(5.54)%
	All contract charges	—	416	$4,062	6.69%	—

FSA-269

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2019

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

PIMCO Global Bond Opportunities Portfolio(Unhedged) (Continued)
2017	Lowest contract charge 1.10% Advisor Class(c)	$10.59	—	—	—	7.40%
	Highest contract charge 1.25% Advisor Class	$10.10	—	—	—	7.22%
	All contract charges	—	322	$3,307	2.28%	—
2016	Lowest contract charge 0.30% Advisor Class	$9.71	—	—	—	3.63%
	Highest contract charge 1.25% Advisor Class	$9.42	—	—	—	2.61%
	All contract charges	—	169	$1,615	1.40%	—
2015	Lowest contract charge 0.30% Advisor Class	$9.37	—	—	—	(4.39)%
	Highest contract charge 1.25% Advisor Class	$9.18	—	—	—	(5.36)%
	All contract charges	—	102	$938	1.71%	—

PIMCO Global Managed Asset Allocation Portfolio
2019	Lowest contract charge 1.10% Advisor Class	$11.57	—	—	—	15.70%
	Highest contract charge 1.25% Advisor Class	$12.47	—	—	—	15.57%
	All contract charges	—	231	$2,818	2.15%	—
2018	Lowest contract charge 1.10% Advisor Class	$10.00	—	—	—	(6.72)%
	Highest contract charge 1.25% Advisor Class	$10.79	—	—	—	(6.82)%
	All contract charges	—	139	$1,476	1.59%	—
2017	Lowest contract charge 1.10% Advisor Class	$10.72	—	—	—	12.84%
	Highest contract charge 1.25% Advisor Class	$11.58	—	—	—	12.54%
	All contract charges	—	131	$1,506	2.22%	—
2016	Lowest contract charge 1.10% Advisor Class(c)	$9.50	—	—	—	2.70%
	Highest contract charge 1.25% Advisor Class	$10.29	—	—	—	2.59%
	All contract charges	—	124	$1,275	2.85%	—
2015	Lowest contract charge 1.20% Advisor Class	$10.04	—	—	—	(1.38)%
	Highest contract charge 1.25% Advisor Class	$10.03	—	—	—	(1.47)%
	All contract charges	—	79	$795	3.28%	—

PIMCO Income Portfolio
2019	Lowest contract charge 0.30% Advisor Class(h)	$10.86	—	—	—	8.17%
	Highest contract charge 1.65% Advisor Class(h)	$10.68	—	$—	—	6.69%
	All contract charges	$—	1,191	12,788	3.37%	—
2018	Lowest contract charge 1.10% Advisor Class(h)	$10.02	—	—	—	0.00%
	Highest contract charge 1.30% Advisor Class(h)	$10.02	—	$—	—	0.00%
	All contract charges	$—	41	415	0.71%	—

ProFund VP Bear
2019	Lowest contract charge 1.30% Common Shares	$1.81	—	—	—	(24.27)%
	Highest contract charge 1.65% Common Shares	$1.75	—	—	—	(24.24)%
	All contract charges	—	36	$65	0.13%	—
2018	Lowest contract charge 1.30% Common Shares	$2.39	—	—	—	3.02%
	Highest contract charge 1.65% Common Shares	$2.31	—	—	—	2.21%
	All contract charges	—	84	$199	0.00%	—
2017	Lowest contract charge 1.30% Common Shares	$2.32	—	—	—	(19.16)%
	Highest contract charge 1.70% Common Shares	$2.25	—	—	—	(19.35)%
	All contract charges	—	53	$122	0.00%	—
2016	Lowest contract charge 1.30% Common Shares	$2.87	—	—	—	(14.07)%
	Highest contract charge 1.70% Common Shares	$2.79	—	—	—	(14.42)%
	All contract charges	—	75	$213	0.00%	—
2015	Lowest contract charge 1.30% Common Shares	$3.34	—	—	—	(6.18)%
	Highest contract charge 1.70% Common Shares	$3.26	—	—	—	(6.59)%
	All contract charges	—	74	$242	0.00%	—

ProFund VP Biotechnology
2019	Lowest contract charge 0.65% Common Shares	$35.68	—	—	—	15.69%
	Highest contract charge 1.70% Common Shares	$33.98	—	—	—	14.45%
	All contract charges	—	1,188	$41,615	0.00%	—

FSA-270

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2019

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

ProFund VP Biotechnology (Continued)
2018	Lowest contract charge 0.65% Common Shares	$30.84	—	—	—	(7.36)%
	Highest contract charge 1.70% Common Shares	$29.69	—	—	—	(8.34)%
	All contract charges	—	1,339	$40,876	0.00%	—
2017	Lowest contract charge 0.65% Common Shares	$33.29	—	—	—	21.72%
	Highest contract charge 1.70% Common Shares	$32.39	—	—	—	20.45%
	All contract charges	—	1,461	$48,437	0.00%	—
2016	Lowest contract charge 0.65% Common Shares	$27.35	—	—	—	(16.00)%
	Highest contract charge 1.70% Common Shares	$26.89	—	—	—	(16.90)%
	All contract charges	—	1,579	$43,361	0.00%	—
2015	Lowest contract charge 0.65% Common Shares	$32.56	—	—	—	2.62%
	Highest contract charge 1.70% Common Shares	$32.36	—	—	—	1.54%
	All contract charges	—	1,714	$56,399	0.00%	—

Putnam VT Diversified Income Fund
2019	Lowest contract charge 0.30% Class IB	$11.57	—	—	—	10.93%
	Highest contract charge 1.70% Class IB	$10.69	—	—	—	9.30%
	All contract charges	—	2,641	$29,312	3.00%	—
2018	Lowest contract charge 0.30% Class IB	$10.43	—	—	—	(1.23)%
	Highest contract charge 1.70% Class IB	$9.78	—	—	—	(2.69)%
	All contract charges	—	1,896	$19,124	2.83%	—
2017	Lowest contract charge 1.10% Class IB	$10.66	—	—	—	5.96%
	Highest contract charge 1.70% Class IB	$10.05	—	—	—	5.35%
	All contract charges	—	1,012	$10,380	5.29%	—
2016	Lowest contract charge 1.10% Class IB	$10.06	—	—	—	4.25%
	Highest contract charge 1.70% Class IB	$9.54	—	—	—	3.70%
	All contract charges	—	790	$7,624	4.76%	—
2015	Lowest contract charge 1.10% Class IB(c)	$9.65	—	—	—	(3.69)%
	Highest contract charge 1.70% Class IB	$9.20	—	—	—	(4.07)%
	All contract charges	—	517	$4,815	7.44%	—

Putnam VT Global Asset Allocation Fund
2019	Lowest contract charge 0.30% Class IB	$12.97	—	—	—	16.74%
	Highest contract charge 1.25% Class IB	$12.43	—	—	—	15.74%
	All contract charges	—	377	$4,700	1.45%	—
2018	Lowest contract charge 0.30% Class IB(d)	$11.11	—	—	—	(7.49)%
	Highest contract charge 1.25% Class IB	$10.74	—	—	—	(8.44)%
	All contract charges	—	386	$4,155	1.69%	—
2017	Lowest contract charge 1.10% Class IB	$11.78	—	—	—	14.15%
	Highest contract charge 1.25% Class IB	$11.73	—	—	—	13.88%
	All contract charges	—	366	$4,308	1.21%	—
2016	Lowest contract charge 1.10% Class IB	$10.32	—	—	—	5.52%
	Highest contract charge 1.25% Class IB	$10.30	—	—	—	5.32%
	All contract charges	—	205	$2,120	1.78%	—
2015	Lowest contract charge 1.10% Class IB(d)	$9.78	—	—	—	(4.44)%
	Highest contract charge 1.25% Class IB(d)	$9.78	—	—	—	(4.50)%
	All contract charges	—	122	$1,198	0.00%	—

Putnam VT Multi-Asset Absolute Return Fund
2019	Lowest contract charge 1.10% Class IB	$9.83	—	—	—	4.69%
	Highest contract charge 1.25% Class IB	$10.15	—	—	—	4.64%
	All contract charges	—	231	$2,304	0.00%	—
2018	Lowest contract charge 1.10% Class IB	$9.39	—	—	—	(8.83)%
	Highest contract charge 1.25% Class IB	$9.70	—	—	—	(9.01)%
	All contract charges	—	254	$2,427	0.38%	—
2017	Lowest contract charge 1.10% Class IB	$10.30	—	—	—	5.86%
	Highest contract charge 1.25% Class IB	$10.66	—	—	—	5.65%
	All contract charges	—	248	$2,615	0.00%	—

FSA-271

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2019

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

Putnam VT Multi-Asset Absolute Return Fund (Continued)
2016	Lowest contract charge 1.10% Class IB	$9.73	—	—	—	(0.41)%
	Highest contract charge 1.25% Class IB	$10.09	—	—	—	(0.59)%
	All contract charges	—	214	$2,145	3.39%	—
2015	Lowest contract charge 1.10% Class IB(c)	$9.77	—	—	—	(2.50)%
	Highest contract charge 1.25% Class IB	$10.15	—	—	—	(1.74)%
	All contract charges	—	161	$1,627	0.06%	—

Putnam VT Research Fund
2019	Lowest contract charge 1.10% Class IB	$15.95	—	—	—	31.71%
	Highest contract charge 1.25% Class IB	$15.85	—	—	—	31.64%
	All contract charges	—	120	$1,916	1.02%	—
2018	Lowest contract charge 1.10% Class IB	$12.11	—	—	—	(5.76)%
	Highest contract charge 1.25% Class IB	$12.04	—	—	—	(5.94)%
	All contract charges	—	93	$1,128	0.00%	—
2017	Lowest contract charge 1.10% Class IB	$12.85	—	—	—	22.03%
	Highest contract charge 1.25% Class IB	$12.80	—	—	—	21.79%
	All contract charges	—	36	$466	0.53%	—
2016	Lowest contract charge 1.10% Class IB	$10.53	—	—	—	8.89%
	Highest contract charge 1.25% Class IB	$10.51	—	—	—	8.69%
	All contract charges	—	11	$114	1.20%	—
2015	Lowest contract charge 1.10% Class IB(d)	$9.67	—	—	—	(6.92)%
	Highest contract charge 1.25% Class IB(d)	$9.67	—	—	—	(6.98)%
	All contract charges	—	1	$15	0.00%	—

QS Legg Mason Dynamic Multi-Strategy VIT Portfolio
2019	Lowest contract charge 1.10% Class II	$10.63	—	—	—	14.30%
	Highest contract charge 1.70% Class II	$10.56	—	—	—	13.55%
	All contract charges	—	395	$4,245	2.18%	—
2018	Lowest contract charge 1.10% Class II	$9.30	—	—	—	(8.28)%
	Highest contract charge 1.70% Class II	$9.30	—	—	—	(8.82)%
	All contract charges	—	362	$3,429	1.55%	—
2017	Lowest contract charge 1.10% Class II	$10.14	—	—	—	12.54%
	Highest contract charge 1.70% Class II	$10.20	—	—	—	11.84%
	All contract charges	—	370	$3,811	1.34%	—
2016	Lowest contract charge 1.10% Class II	$9.01	—	—	—	(1.53)%
	Highest contract charge 1.70% Class II	$9.12	—	—	—	(2.15)%
	All contract charges	—	344	$3,153	0.89%	—
2015	Lowest contract charge 1.10% Class II(c)	$9.15	—	—	—	(8.04)%
	Highest contract charge 1.70% Class II	$9.32	—	—	—	(6.99)%
	All contract charges	—	388	$3,623	0.89%	—

SEI VP Balanced Strategy Fund
2019	Lowest contract charge 1.10% Class III	$11.40	—	—	—	15.50%
	Highest contract charge 1.25% Class III	$12.07	—	—	—	15.28%
	All contract charges	—	610	$7,290	2.76%	—
2018	Lowest contract charge 1.10% Class III	$9.87	—	—	—	(7.84)%
	Highest contract charge 1.25% Class III	$10.47	—	—	—	(8.00)%
	All contract charges	—	822	$8,526	2.07%	—
2017	Lowest contract charge 1.10% Class III	$10.71	—	—	—	10.07%
	Highest contract charge 1.25% Class III	$11.38	—	—	—	9.95%
	All contract charges	—	804	$9,076	1.65%	—
2016	Lowest contract charge 1.10% Class III	$9.73	—	—	—	5.65%
	Highest contract charge 1.25% Class III	$10.35	—	—	—	5.50%
	All contract charges	—	699	$7,178	2.31%	—
2015	Lowest contract charge 1.10% Class III(c)	$9.21	—	—	—	(7.34)%
	Highest contract charge 1.25% Class III	$9.81	—	—	—	(4.57)%
	All contract charges	—	518	$5,081	1.82%	—

FSA-272

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2019

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

SEI VP Conservative Strategy Fund
2019	Lowest contract charge 1.10% Class III	$10.76	—	—	—	7.82%
	Highest contract charge 1.25% Class III	$11.02	—	—	—	7.72%
	All contract charges	—	942	$10,347	2.21%	—
2018	Lowest contract charge 1.10% Class III	$9.98	—	—	—	(3.29)%
	Highest contract charge 1.25% Class III	$10.23	—	—	—	(3.49)%
	All contract charges	—	1,081	$11,040	1.54%	—
2017	Lowest contract charge 1.10% Class III	$10.32	—	—	—	3.72%
	Highest contract charge 1.25% Class III	$10.60	—	—	—	3.52%
	All contract charges	—	1,112	$11,784	1.63%	—
2016	Lowest contract charge 1.10% Class III	$9.95	—	—	—	2.58%
	Highest contract charge 1.25% Class III	$10.24	—	—	—	2.50%
	All contract charges	—	1,183	$12,090	1.60%	—
2015	Lowest contract charge 1.10% Class III(c)	$9.70	—	—	—	(2.81)%
	Highest contract charge 1.25% Class III	$9.99	—	—	—	(1.77)%
	All contract charges	—	881	$8,809	1.84%	—

SEI VP Market Growth Strategy Fund
2019	Lowest contract charge 0.30% Class III	$13.20	—	—	—	18.28%
	Highest contract charge 1.25% Class III	$12.44	—	—	—	17.14%
	All contract charges	—	551	$6,748	2.63%	—
2018	Lowest contract charge 0.30% Class III	$11.16	—	—	—	(8.37)%
	Highest contract charge 1.25% Class III	$10.62	—	—	—	(9.23)%
	All contract charges	—	661	$6,916	1.93%	—
2017	Lowest contract charge 0.30% Class III	$12.18	—	—	—	13.41%
	Highest contract charge 1.25% Class III	$11.70	—	—	—	12.28%
	All contract charges	—	665	$7,668	1.44%	—
2016	Lowest contract charge 0.30% Class III	$10.74	—	—	—	7.08%
	Highest contract charge 1.25% Class III	$10.42	—	—	—	6.11%
	All contract charges	—	726	$7,488	2.09%	—
2015	Lowest contract charge 1.10% Class III(c)	$9.14	—	—	—	(8.05)%
	Highest contract charge 1.25% Class III	$9.82	—	—	—	(4.84)%
	All contract charges	—	683	$6,695	1.27%	—

SEI VP Market Plus Strategy Fund
2019	Lowest contract charge 1.10% Class III	$12.09	—	—	—	20.30%
	Highest contract charge 1.25% Class III	$13.22	—	—	—	20.18%
	All contract charges	—	168	$2,151	2.19%	—
2018	Lowest contract charge 1.10% Class III	$10.05	—	—	—	(11.22)%
	Highest contract charge 1.25% Class III	$11.00	—	—	—	(11.43)%
	All contract charges	—	243	$2,604	1.97%	—
2017	Lowest contract charge 1.10% Class III	$11.32	—	—	—	17.06%
	Highest contract charge 1.25% Class III	$12.42	—	—	—	16.95%
	All contract charges	—	170	$2,072	1.46%	—
2016	Lowest contract charge 1.10% Class III	$9.67	—	—	—	6.97%
	Highest contract charge 1.25% Class III	$10.62	—	—	—	6.73%
	All contract charges	—	170	$1,780	1.99%	—
2015	Lowest contract charge 1.10% Class III(c)	$9.04	—	—	—	(9.05)%
	Highest contract charge 1.25% Class III	$9.95	—	—	—	(4.97)%
	All contract charges	—	151	$1,497	0.97%	—

SEI VP Moderate Strategy Fund
2019	Lowest contract charge 1.10% Class III	$11.34	—	—	—	12.06%
	Highest contract charge 1.25% Class III	$11.98	—	—	—	11.96%
	All contract charges	—	739	$8,677	2.76%	—
2018	Lowest contract charge 1.10% Class III	$10.12	—	—	—	(5.07)%
	Highest contract charge 1.25% Class III	$10.70	—	—	—	(5.23)%
	All contract charges	—	829	$8,698	1.91%	—

FSA-273

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2019

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

SEI VP Moderate Strategy Fund (Continued)
2017	Lowest contract charge 1.10% Class III	$10.66	—	—	—	6.81%
	Highest contract charge 1.25% Class III	$11.29	—	—	—	6.61%
	All contract charges	—	764	$8,448	1.41%	—
2016	Lowest contract charge 1.10% Class III	$9.98	—	—	—	4.83%
	Highest contract charge 1.25% Class III	$10.59	—	—	—	4.75%
	All contract charges	—	1,177	$12,143	2.18%	—
2015	Lowest contract charge 1.10% Class III(c)	$9.52	—	—	—	(4.42)%
	Highest contract charge 1.25% Class III	$10.11	—	—	—	(2.51)%
	All contract charges	—	827	$8,277	2.42%	—

T. Rowe Price Equity Income Portfolio
2019	Lowest contract charge 0.30% Class II	$15.77	—	—	—	25.66%
	Highest contract charge 1.25% Class II	$14.86	—	—	—	24.46%
	All contract charges	—	1,175	$16,615	2.14%	—
2018	Lowest contract charge 0.30% Class II	$12.55	—	—	—	(9.97)%
	Highest contract charge 1.25% Class II	$11.94	—	—	—	(10.83)%
	All contract charges	—	945	$10,746	1.93%	—
2017	Lowest contract charge 0.30% Class II	$13.94	—	—	—	15.40%
	Highest contract charge 1.25% Class II	$13.39	—	—	—	14.25%
	All contract charges	—	598	$7,729	1.64%	—
2016	Lowest contract charge 1.10% Class II	$10.72	—	—	—	17.54%
	Highest contract charge 1.25% Class II	$11.72	—	—	—	17.43%
	All contract charges	—	399	$4,568	2.14%	—
2015	Lowest contract charge 1.10% Class II(c)	$9.12	—	—	—	(8.62)%
	Highest contract charge 1.25% Class II	$9.98	—	—	—	(8.27)%
	All contract charges	—	243	$2,411	1.72%	—

Templeton Developing Markets VIP Fund
2019	Lowest contract charge 1.30% Class 2	$12.99	—	—	—	25.14%
	Highest contract charge 1.70% Class 2	$12.46	—	—	—	24.48%
	All contract charges	—	1,042	$13,391	1.00%	—
2018	Lowest contract charge 1.30% Class 2	$10.38	—	—	—	(16.96)%
	Highest contract charge 1.70% Class 2	$10.01	—	—	—	(17.20)%
	All contract charges	—	1,137	$11,687	0.88%	—
2017	Lowest contract charge 1.30% Class 2	$12.50	—	—	—	38.58%
	Highest contract charge 1.70% Class 2	$12.09	—	—	—	38.01%
	All contract charges	—	1,142	$14,129	0.83%	—
2016	Lowest contract charge 1.30% Class 2	$9.02	—	—	—	15.94%
	Highest contract charge 1.70% Class 2	$8.76	—	—	—	15.42%
	All contract charges	—	1,707	$15,135	0.67%	—
2015	Lowest contract charge 1.30% Class 2	$7.78	—	—	—	(20.61)%
	Highest contract charge 1.70% Class 2	$7.59	—	—	—	(20.94)%
	All contract charges	—	975	$7,529	2.07%	—

Templeton Foreign VIP Fund
2019	Lowest contract charge 1.30% Class 2	$12.32	—	—	—	11.09%
	Highest contract charge 1.70% Class 2	$11.82	—	—	—	10.57%
	All contract charges	—	503	$6,126	1.75%	—
2018	Lowest contract charge 1.30% Class 2	$11.09	—	—	—	(16.55)%
	Highest contract charge 1.70% Class 2	$10.69	—	—	—	(16.87)%
	All contract charges	—	577	$6,346	2.68%	—
2017	Lowest contract charge 1.30% Class 2	$13.29	—	—	—	15.16%
	Highest contract charge 1.70% Class 2	$12.86	—	—	—	14.72%
	All contract charges	—	656	$8,632	2.60%	—
2016	Lowest contract charge 1.30% Class 2	$11.54	—	—	—	5.77%
	Highest contract charge 1.70% Class 2	$11.21	—	—	—	5.36%
	All contract charges	—	733	$8,376	1.93%	—

FSA-274

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2019

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

Templeton Foreign VIP Fund (Continued)
2015	Lowest contract charge 1.30% Class 2	$10.91	—	—	—	(7.70)%
	Highest contract charge 1.70% Class 2	$10.64	—	—	—	(8.04)%
	All contract charges	—	881	$9,525	3.50%	—

Templeton Global Bond VIP Fund
2019	Lowest contract charge 0.30% Class 2	$10.48	—	—	—	1.75%
	Highest contract charge 1.70% Class 2	$11.94	—	—	—	0.25%
	All contract charges	—	10,703	$123,763	7.13%	—
2018	Lowest contract charge 0.30% Class 2	$10.30	—	—	—	1.58%
	Highest contract charge 1.70% Class 2	$11.91	—	—	—	0.25%
	All contract charges	—	11,252	$130,384	0.00%	—
2017	Lowest contract charge 0.30% Class 2	$10.14	—	—	—	1.71%
	Highest contract charge 1.70% Class 2	$11.88	—	—	—	0.17%
	All contract charges	—	11,567	$134,443	0.00%	—
2016	Lowest contract charge 0.30% Class 2	$9.97	—	—	—	2.57%
	Highest contract charge 1.70% Class 2	$11.86	—	—	—	1.19%
	All contract charges	—	11,575	$135,069	0.00%	—
2015	Lowest contract charge 0.30% Class 2	$9.72	—	—	—	(4.61)%
	Highest contract charge 1.70% Class 2	$11.72	—	—	—	(5.94)%
	All contract charges	—	12,105	$140,275	7.88%	—

Templeton Growth VIP Fund
2019	Lowest contract charge 1.30% Class 2	$15.61	—	—	—	13.61%
	Highest contract charge 1.70% Class 2	$14.99	—	—	—	13.13%
	All contract charges	—	84	$1,293	2.70%	—
2018	Lowest contract charge 1.30% Class 2	$13.74	—	—	—	(15.96)%
	Highest contract charge 1.70% Class 2	$13.25	—	—	—	(16.30)%
	All contract charges	—	102	$1,381	1.97%	—
2017	Lowest contract charge 1.30% Class 2	$16.35	—	—	—	17.04%
	Highest contract charge 1.70% Class 2	$15.83	—	—	—	16.48%
	All contract charges	—	121	$1,961	1.63%	—
2016	Lowest contract charge 1.30% Class 2	$13.97	—	—	—	8.13%
	Highest contract charge 1.70% Class 2	$13.59	—	—	—	7.77%
	All contract charges	—	135	$1,868	2.04%	—
2015	Lowest contract charge 1.30% Class 2	$12.92	—	—	—	(7.65)%
	Highest contract charge 1.70% Class 2	$12.61	—	—	—	(8.02)%
	All contract charges	—	149	$1,915	2.60%	—

VanEck VIP Global Hard Assets Fund
2019	Lowest contract charge 0.30% Class S	$5.77	—	—	—	11.18%
	Highest contract charge 1.70% Class S	$6.35	—	—	—	9.67%
	All contract charges	—	2,536	$16,261	0.00%	—
2018	Lowest contract charge 0.30% Class S	$5.19	—	—	—	(28.61)%
	Highest contract charge 1.70% Class S	$5.79	—	—	—	(29.73)%
	All contract charges	—	2,882	$16,799	0.00%	—
2017	Lowest contract charge 0.30% Class S	$7.27	—	—	—	(2.15)%
	Highest contract charge 1.70% Class S	$8.24	—	—	—	(3.63)%
	All contract charges	—	3,140	$26,029	0.00%	—
2016	Lowest contract charge 0.30% Class S	$7.43	—	—	—	42.88%
	Highest contract charge 1.70% Class S	$8.55	—	—	—	41.09%
	All contract charges	—	3,507	$30,064	0.37%	—
2015	Lowest contract charge 0.30% Class S	$5.20	—	—	—	(33.84)%
	Highest contract charge 1.70% Class S	$6.06	—	—	—	(34.77)%
	All contract charges	—	3,188	$19,463	0.03%	—

FSA-275

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2019

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

VanEck VIP Unconstrained Emerging Markets Bond Fund
2019	Lowest contract charge 1.10% Initial Class	$10.41	—	—	—	11.46%
	Highest contract charge 1.25% Initial Class	$10.14	—	—	—	11.18%
	All contract charges	—	94	$977	0.35%	—
2018	Lowest contract charge 1.10% Initial Class	$9.34	—	—	—	(7.25)%
	Highest contract charge 1.25% Initial Class	$9.12	—	—	—	(7.32)%
	All contract charges	—	108	$994	7.08%	—
2017	Lowest contract charge 1.10% Initial Class	$10.07	—	—	—	11.03%
	Highest contract charge 1.25% Initial Class	$9.84	—	—	—	10.94%
	All contract charges	—	94	$940	2.13%	—
2016	Lowest contract charge 1.10% Initial Class	$9.07	—	—	—	5.22%
	Highest contract charge 1.25% Initial Class	$8.87	—	—	—	5.09%
	All contract charges	—	85	$756	0.00%	—
2015	Lowest contract charge 1.10% Initial Class(c)	$8.62	—	—	—	(12.22)%
	Highest contract charge 1.25% Initial Class	$8.44	—	—	—	(14.23)%
	All contract charges	—	69	$576	4.71%	—

(a)	Units were made available on February 23, 2015.
(b)	Units were made available on March 27, 2015.
(c)	Units were made available on May 26, 2015.
(d)	Units were made available on July 20, 2015.
(e)	Units were made available on February 22, 2016.
(f)	Units were made available on May 19, 2017.
(g)	Units were made available on November 20, 2017.
(h)	Units were made available on October 22, 2018.
(i)	EQ/American Century Mid Cap Value replaced American Century VP Mid Cap Value Fund due to a substitution on October 22, 2018.
(j)	EQ/Fidelity Institutional AM® Large Cap, formerly known as EQ/Fidelity Institutional AMSM Large Cap, replaced Fidelity® VIP Contrafund® Portfolio due to a substitution on October 22, 2018.
(k)	EQ/Franklin Rising Dividends replaced Franklin Rising Dividends VIP Fund due to a substitution on October 22, 2018.
(l)	EQ/Franklin Strategic Income replaced Franklin Strategic Income VIP Fund due to a substitution on October 22, 2018.
(m)	EQ/Goldman Sachs Mid Cap Value replaced Goldman Sachs VIT Mid Cap Value Fund due to a substitution on October 22, 2018.
(n)	EQ/Invesco Global Real Estate replaced Invesco V.I. Global Real Estate Fund due to a substitution on October 22, 2018.
(o)	EQ/Invesco International Growth replaced Invesco V.I. International Growth Fund due to a substitution on October 22, 2018.
(p)	EQ/Lazard Emerging Markets Equity replaced Lazard Retirement Emerging Markets Equity Portfolio due to a substitution on October 22, 2018.
(q)	EQ/MFS International Value replaced MFS® International Value Portfolio due to a substitution on October 22, 2018.
(r)	EQ/MFS Mid Cap Focused Growth, formerly known as EQ/Ivy Mid Cap Growth, replaced IVY VIP Mid Cap Growth due to a substitution on October 22, 2018.
(s)	EQ/MFS Technology replaced MFS® Technology Portfolio due to a substitution on October 22, 2018.
(t)	EQ/MFS Utilities Series replaced MFS® Utilities Series due to a substitution on October 22, 2018.
(u)	EQ/PIMCO Real Return replaced PIMCO Real Return Portfolio due to a substitution on October 22, 2018.
(v)	EQ/PIMCO Total Return replaced PIMCO Total Return Portfolio due to a substitution on October 22, 2018.
(w)	EQ/Science and Technology, formerly known as EQ/Ivy Science and Technology, replaced Ivy VIP Science and Technology due to a substitution on October 22, 2018.
(x)	EQ/T. Rowe Price Health Sciences replaced T. Rowe Price Health Sciences Portfolio due to a substitution on October 22, 2018.
(y)	EQ/Wellington Energy, formerly known as EQ/Ivy Energy, replaced Ivy VIP Energy due to a substitution on October 22, 2018.
(z)	Units were made available on November 02, 2018.
(aa)	Ivy VIP Small Cap Growth replaced Ivy VIP Micro Cap Growth due to a merger on November 02, 2018.
(ab)	Units were made available on February 19, 2019.
*	This ratio represents the amount of dividend income, excluding distributions from net realized gains, received by the Variable Investment Option from the Portfolio, divided by the average net assets. This ratio excludes those expenses, such as asset charges, that result in direct reductions in the unit values. The recognition of dividend income by the Variable Investment Option is affected by the timing of the declaration of dividends by the Portfolio in which the Variable Investment Option invests. For those Variable Investment Options with less than a year of operations, this ratio is not annualized but calculated from the effective date through the end of the reporting period.
**	This ratio represents the total return for the periods indicated, including changes in the value of the Portfolio and reimbursement effected as a reallocation of equity(see Note 6). The ratios do not include any expenses, such as premium and withdrawal charges, as applicable or expenses assessed through redemption.

FSA-276

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Concluded)

December 31, 2019

9.	Subsequent Events

All material subsequent transactions and events have been evaluated for the period from December 31, 2019 through April 20, 2020, the date on which the financial statements were issued. Except as noted below, it has been determined that there are no transactions or events that require adjustment or disclosure in the financial statements.

A. Reorganizations

The following Variable Investment Options will be involved in planned reorganizations(“Reorganization Plans”). If the shareholders approve the Reorganization Plans, it is anticipated that the Reorganization Plans will take place in early to mid-June 2020. The Reorganization Plans provide for the reorganization of certain Portfolios, where interests in certain Variable Investment Options(the “Surviving Portfolio”) will replace interests in the current investment options(the “Removed Portfolio”).

Proposed Acquired Portfolio	Proposed Acquiring Portfolio
CharterSM Conservative	EQ/Conservative Allocation
CharterSM Aggressive Growth
CharterSM Growth
CharterSM Moderate
CharterSM Moderate Growth	All Asset Growth–Alt 20
CharterSM Small Cap Growth	EQ/Morgan Stanley Small Cap Growth
CharterSM Small Cap Value	1290 VT Small Cap Value
EQ/Franklin Templeton Allocation Managed Volatility	EQ/Aggressive Growth Strategy
EQ/Science and Technology	EQ/MFS Technology
EQ/Templeton Global Equity Managed Volatility Portfolio	1290 VT SmartBeta Equity
EQ/UBS Growth and Income	EQ/Capital Guardian Research
Multimanager Mid Cap Growth	EQ/Janus Enterprise
Multimanager Mid Cap Value	EQ/American Century Mid Cap Value

B. Others

Subsequent to December 31, 2019, equity and financial markets have experienced significant volatility and interest rates have continued to decline due to the COVID-19 pandemic. AXA Equitable is currently unable to determine the extent of the impact of the pandemic to its operations and financial condition.

FSA-277

FINANCIAL STATEMENTS AND SUPPLEMENTARY DATA

Report of Independent Registered Public Accounting Firm

To the Board of Directors and Shareholder of

AXA Equitable Life Insurance Company

Opinion on the Financial Statements

We have audited the consolidated financial statements, including the related notes and financial statement schedules, of AXA Equitable Life Insurance Company and its subsidiaries (the “Company”) as listed in the accompanying index (collectively referred to as the “consolidated financial statements”). In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2019 and 2018, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2019 in conformity with accounting principles generally accepted in the United States of America.

Change in Accounting Principle

As discussed in Note 2 to the consolidated financial statements, the Company changed the manner in which it accounts for leases in 2019.

Basis for Opinion

These consolidated financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on the Company’s consolidated financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these consolidated financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement, whether due to error or fraud. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the consolidated financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the consolidated financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the consolidated financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

New York, New York

March 12, 2020

We have served as the Company’s auditor since 1993.

AXA EQUITABLE LIFE INSURANCE COMPANY

CONSOLIDATED BALANCE SHEETS

DECEMBER 31, 2019 AND 2018

	2019	2018
	(in millions, except share amounts)
ASSETS
Investments:
Fixed maturities available-for-sale, at fair value (amortized cost of $59,278 and $42,492)	$62,362	$41,915
Mortgage loans on real estate (net of valuation allowance of $0 and $7)	12,090	11,818
Real estate held for production of income (1)	27	52
Policy loans	3,270	3,267
Other equity investments (1)	1,149	1,144
Trading securities, at fair value	6,598	15,166
Other invested assets	2,129	1,554

Total investments	87,625	74,916
Cash and cash equivalents	1,492	2,622
Deferred policy acquisition costs	4,337	5,011
Amounts due from reinsurers	3,001	3,124
Loans to affiliates	1,200	600
GMIB reinsurance contract asset, at fair value	2,466	1,991
Current and deferred income taxes	224	438
Other assets	3,050	2,763
Separate Accounts assets	124,646	108,487

Total Assets	$228,041	$199,952

LIABILITIES
Policyholders’ account balances	$55,421	$46,403
Future policy benefits and other policyholders’ liabilities	33,976	29,808
Broker-dealer related payables	428	69
Securities sold under agreements to repurchase	—	573
Amounts due to reinsurers	105	113
Loans from affiliates	—	572
Other liabilities	1,768	1,460
Separate Accounts liabilities	124,646	108,487

Total Liabilities	$216,344	$187,485
Redeemable noncontrolling interest (2)	$39	$39
Commitments and contingent liabilities (Note 17)

EQUITY
Equity attributable to Equitable Life:
Common stock, $1.25 par value; 2,000,000 shares authorized, issued and outstanding	$2	$2
Additional paid-in capital	7,809	7,807
Retained earnings	2,242	5,098
Accumulated other comprehensive income (loss)	1,592	(491)

Total equity attributable to Equitable Life	11,645	12,416
Noncontrolling interest	13	12

Total Equity	11,658	12,428

Total Liabilities, Redeemable Noncontrolling Interest and Equity	$228,041	$199,952

(1)	See Note 2 for details of balances with variable interest entities.
(2)	See Note 20 for details of Redeemable noncontrolling interest.

See Notes to Consolidated Financial Statements.

AXA EQUITABLE LIFE INSURANCE COMPANY

CONSOLIDATED STATEMENTS OF INCOME (LOSS)

YEARS ENDED DECEMBER 31, 2019, 2018 AND 2017

	2019	2018	2017
	(in millions)
REVENUES
Policy charges and fee income	$3,450	$3,523	$3,294
Premiums	936	862	904
Net derivative gains (losses)	(3,820)	(1,010)	894
Net investment income (loss)	3,298	2,478	2,441
Investment gains (losses), net:
Total other-than-temporary impairment losses	—	(37)	(13)
Other investment gains (losses), net	206	41	(112)

Total investment gains (losses), net	206	4	(125)

Investment management and service fees	1,022	1,029	1,007
Other income	56	65	41

Total revenues	5,148	6,951	8,456

BENEFITS AND OTHER DEDUCTIONS
Policyholders’ benefits	4,119	3,005	3,473
Interest credited to policyholders’ account balances	1,127	1,002	921
Compensation and benefits	335	422	327
Commissions	629	620	628
Interest expense	4	34	23
Amortization of deferred policy acquisition costs	452	431	900
Other operating costs and expenses	912	2,918	635

Total benefits and other deductions	7,578	8,432	6,907

Income (loss) from continuing operations, before income taxes	(2,430)	(1,481)	1,549
Income tax (expense) benefit from continuing operations	584	446	1,210

Net income (loss) from continuing operations	(1,846)	(1,035)	2,759
Less: Net (income) loss from discontinued operations, net of taxes and noncontrolling interest	—	(114)	(85)

Net income (loss)	(1,846)	(921)	2,844
Less: Net income (loss) attributable to the noncontrolling interest	5	(3)	1

Net income (loss) attributable to Equitable Life	$(1,851)	$(918)	$2,843

See Notes to Consolidated Financial Statements.

AXA EQUITABLE LIFE INSURANCE COMPANY

CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS)

YEARS ENDED DECEMBER 31, 2019, 2018 AND 2017

	2019	2018	2017
	(in millions)
COMPREHENSIVE INCOME (LOSS)
Net income (loss)	$(1,846)	$(921)	$2,844

Other comprehensive income (loss) net of income taxes:
Change in unrealized gains (losses), net of reclassification adjustment	2,081	(1,230)	584
Changes in defined benefit plan related items not yet recognized in periodic benefit cost, net of reclassification adjustment	2	(4)	(5)
Other comprehensive income (loss) from discontinued operations	—	—	23

Total other comprehensive income (loss), net of income taxes	2,083	(1,234)	602

Comprehensive income (loss) attributable to Equitable Life	$237	$(2,155)	$3,446

See Notes to Consolidated Financial Statements.

AXA EQUITABLE LIFE INSURANCE COMPANY

CONSOLIDATED STATEMENTS OF EQUITY

YEARS ENDED DECEMBER 31, 2019, 2018 AND 2017

	Years Ended December 31,
	AXA Equitable Equity					Noncontrolling Interest
	Common Stock	Additional Paid-in Capital	Retained Earnings	Accumulated Other Comprehensive Income (Loss)	Total	Continuing Operations	Discontinued Operations	Total	Total Equity
	(in millions)
January 1, 2019	$2	$7,807	$5,098	$(491)	$12,416	$12	$—	$12	$12,428
Dividend to parent company	—	—	(1,005)	—	(1,005)	—	—	—	(1,005)
Net income (loss)	—	—	(1,851)	—	(1,851)	—	—	—	(1,851)
Other comprehensive income (loss)	—	—	—	2,083	2,083	—	—	—	2,083
Other	—	2	—	—	2	1	—	1	3

December 31, 2019	$2	$7,809	$2,242	$1,592	$11,645	$13	$—	$13	$11,658

January 1, 2018	$2	$6,859	$8,938	$598	$16,397	$19	$3,076	$3,095	$19,492
Cumulative effect of adoption of revenue recognition standard ASC 606	—	—	8	—	8	—	—	—	8
Cumulative effect of adoption of ASU 2018-12, Reclassification of Certain Tax Effects Attributable to Disposed Subsidiary	—	—	(83)	83	—	—	—	—	—
Transfer for Deferred tax asset in GMxB Unwind	—	1,209	—	—	1,209	—	—	—	1,209
Settlement of intercompany payables in GMxB Unwind	—	(297)	—	—	(297)	—	—	—	(297)
Distribution of disposed subsidiary	—	—	(1,175)	—	(1,175)	—	—	—	(1,175)
Transfer of accumulated other comprehensive income to discontinued operations	—	—	—	62	62	—	—	—	62
Reclassification of net earnings (loss) attributable to redeemable noncontrolling interests	—	—	—	—	—	(2)	—	(2)	(2)
De-consolidation of real estate joint ventures	—	—	—	—	—	(8)	—	(8)	(8)
Dividend to parent company	—	—	(1,672)	—	(1,672)	—	—	—	(1,672)
Transfer of AB Holding Units	—	—	—	—	—	—	(3,076)	(3,076)	(3,076)
Net income (loss)	—	—	(918)	—	(918)	3	—	3	(915)
Other comprehensive income (loss)	—	—	—	(1,234)	(1,234)	—	—	—	(1,234)
Other	—	36	—	—	36	—	—	—	36

December 31, 2018	$2	$7,807	$5,098	$(491)	$12,416	$12	$—	$12	$12,428

January 1, 2017	$2	$5,339	$6,095	$(4)	$11,432	$—	$3,096	$3,096	$14,528
Capital contribution from parent	—	1,500	—	—	1,500	—	—	—	1,500
Reclassification of net earnings (loss) attributable to redeemable noncontrolling interests	—	—	—	—	—	1	—	1	1
Consolidation of real estate joint ventures	—	—	—	—	—	19	—	19	19
Repurchase of AB Holding units	—	—	—	—	—	—	(158)	(158)	(158)
Dividends paid to noncontrolling interest	—	—	—	—	—	—	(457)	(457)	(457)
Net income (loss)	—	—	2,843	—	2,843	(1)	485	484	3,327
Other comprehensive income (loss)	—	—	—	602	602	—	—	—	602
Other	—	20	—	—	20	—	110	110	130

December 31, 2017	$2	$6,859	$8,938	$598	$16,397	$19	$3,076	$3,095	$19,492

See Notes to Consolidated Financial Statements.

AXA EQUITABLE LIFE INSURANCE COMPANY

CONSOLIDATED STATEMENTS OF CASH FLOWS

YEARS ENDED DECEMBER 31, 2019, 2018 AND 2017

	2019	2018	2017
	(in millions)
Cash flows from operating activities:
Net income (loss)(1)	$(1,846)	$(358)	$3,377
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Interest credited to policyholders’ account balances	1,127	1,002	921
Policy charges and fee income	(3,450)	(3,523)	(3,294)
Net derivative (gains) losses	3,820	1,010	(870)
Investment (gains) losses, net	(206)	(3)	125
Realized and unrealized (gains) losses on trading securities	(429)	221	(166)
Non-cash long-term incentive compensation expense	3	218	185
Amortization of deferred cost of reinsurance asset	(7)	1,882	(84)
Amortization and depreciation	323	340	825
Cash received on the recapture of captive reinsurance	—	1,273	—
Equity (income) loss from limited partnerships	(73)	(120)	(157)
Changes in:
Net broker-dealer and customer related receivables/payables	4	838	(278)
Reinsurance recoverable	(183)	(390)	(1,018)
Segregated cash and securities, net	—	(345)	130
Capitalization of deferred policy acquisition costs	(648)	(597)	(578)
Future policy benefits	1,115	(284)	1,189
Current and deferred income taxes	(334)	(556)	(1,174)
Other, net	178	810	486

Net cash provided by (used in) operating activities	$(606)	$1,418	$(381)

Cash flows from investing activities:
Proceeds from the sale/maturity/prepayment of:
Fixed maturities, available-for-sale	$12,450	$8,935	$9,738
Mortgage loans on real estate	952	768	934
Trading account securities	10,209	9,298	9,125
Real estate joint ventures	5	139	—
Short-term investments	2,548	2,315	2,204
Other	253	190	228
Payment for the purchase/origination of:
Fixed maturities, available-for-sale	(28,537)	(11,110)	(12,465)
Mortgage loans on real estate	(1,240)	(1,642)	(2,108)
Trading account securities	(1,067)	(11,404)	(12,667)
Short-term investments	(2,762)	(1,852)	(2,456)
Other	(408)	(170)	(280)
Cash settlements related to derivative instruments	(961)	805	(1,259)
Repayments of loans to affiliates	300	900	—
Investment in capitalized software, leasehold improvements and EDP equipment	(65)	(115)	(100)
Purchase of business, net of cash acquired	—	—	(130)
Issuance of loans to affiliates	(900)	(1,100)	—
Cash disposed due to distribution of disposed subsidiary	—	(672)	—
Other, net	(55)	(91)	322

Net cash provided by (used in) investing activities	$(9,278)	$(4,806)	$(8,914)

See Notes to Consolidated Financial Statements.

AXA EQUITABLE LIFE INSURANCE COMPANY

CONSOLIDATED STATEMENTS OF CASH FLOWS

YEARS ENDED DECEMBER 31, 2019, 2018 AND 2017

(CONTINUED)

	2019	2018	2017
	(in millions)
Cash flows from financing activities:
Policyholders’ account balances:
Deposits	$12,283	$9,365	$9,334
Withdrawals	(4,641)	(4,496)	(3,926)
Transfer (to) from Separate Accounts	1,869	1,809	1,566
Proceeds from loans from affiliates	—	572	—
Change in short-term financings	—	(26)	53
Change in collateralized pledged assets	(69)	1	710
Change in collateralized pledged liabilities	1,359	(291)	1,108
(Decrease) increase in overdrafts payable	—	3	63
Repayment of loans from affiliates	(572)	—	—
Shareholder dividends paid	(1,005)	(1,672)	—
Repurchase of AB Holding Units	—	(267)	(220)
Purchases (redemptions) of noncontrolling interests of consolidated company-sponsored investment funds	19	(472)	120
Distribution to noncontrolling interest of consolidated subsidiaries	—	(610)	(457)
Increase (decrease) in securities sold under agreement to repurchase	(573)	(1,314)	(109)
Capital contribution from parent company	—	—	1,500
Other, net	84	11	(10)

Net cash provided by (used in) financing activities	$8,754	$2,613	$9,732

Effect of exchange rate changes on cash and cash equivalents	—	(12)	22

Change in cash and cash equivalents	(1,130)	(787)	459
Cash and cash equivalents, beginning of year	2,622	3,409	2,950

Cash and cash equivalents, end of year	$1,492	$2,622	$3,409

Cash and cash equivalents of disposed subsidiary:
Beginning of year	$—	$1,009	$1,006

End of year	$—	$—	$1,009

Cash and cash equivalents of continuing operations
Beginning of year	$2,622	$2,400	$1,944

End of year	$1,492	$2,622	$2,400

Supplemental cash flow information:
Interest paid	$(4)	$—	$(8)

Income taxes (refunded) paid	$(252)	$(8)	$(33)

See Notes to Consolidated Financial Statements.

AXA EQUITABLE LIFE INSURANCE COMPANY

CONSOLIDATED STATEMENTS OF CASH FLOWS

YEARS ENDED DECEMBER 31, 2019, 2018 AND 2017

(CONTINUED)

	2019	2018	2017
	(in millions)

Cash flows of disposed subsidiary:
Net cash provided by (used in) operating activities	$—	$1,137	$715
Net cash provided by (used in) investing activities	—	(102)	(297)
Net cash provided by (used in) financing activities	—	(1,360)	(437)
Effect of exchange rate changes on cash and cash equivalents	—	(12)	22

Non-cash transactions:
Continuing operations
(Settlement) issuance of long-term debt	$—	$(202)	$202

Transfer of assets to reinsurer	$—	$(604)	$—

Repayments of loans from affiliates	$—	$300	$—

Disposal of subsidiary
Assets disposed	$—	$9,156	$—
Liabilities disposed	—	4,914	—

Net assets disposed	—	4,242	—
Cash disposed	—	672	—

Net non-cash disposed	$—	$3,570	$—

(1)

Net income (loss) includes $0, $564 million and $533 million in 2019, 2018 and 2017, respectively, of the discontinued operations that are not included in Net income (loss) in the Consolidated Statements of Income (Loss).

See Notes to Consolidated Financial Statements.

AXA EQUITABLE LIFE INSURANCE COMPANY

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

1)	ORGANIZATION

Consolidation

AXA Equitable Life Insurance Company’s (“Equitable Life” and, collectively with its consolidated subsidiaries, the “Company”) primary business is providing variable annuity, life insurance and employee benefit products to both individuals and businesses. The Company is an indirect, wholly-owned subsidiary of Equitable Holdings, Inc. (“Holdings”). Prior to the closing of the initial public offering of shares of Holdings’ common stock on May 14, 2018 (the “IPO”), Holdings was a wholly-owned subsidiary of AXA S.A. (“AXA”), a French holding company for the AXA Group, a worldwide leader in life, property and casualty, and health insurance and asset management. As of December 31, 2019, AXA owns less than 10% of the outstanding common stock of Holdings.

In March 2018, AXA contributed its 0.5% minority interest in AXA Financial, Inc. (“AXA Financial”) to Holdings, increasing Holdings’ ownership of AXA Financial to 100%. On October 1, 2018, AXA Financial merged with and into its direct parent, Holdings, with Holdings continuing as the surviving entity (the “AXA Financial Merger”). As a result of the AXA Financial Merger, Holdings assumed all of AXA Financial’s liabilities, including two assumption agreements under which it legally assumed primary liability for certain employee benefit plans of Equitable Life and various guarantees for its subsidiaries.

Discontinued Operations

In the fourth quarter of 2018, the Company transferred its economic interest in the business of AllianceBernstein Holding L.P. (“AB Holding”), AllianceBernstein L.P. (“ABLP”) AllianceBernstein Corporation and their subsidiaries (collectively, “AB”) to a newly created wholly-owned subsidiary of Holdings (the “AB Business Transfer”). The results of AB are reflected in the Company’s consolidated financial statements as a discontinued operation and, therefore, are presented as Assets of disposed subsidiary, Liabilities of disposed subsidiary on the consolidated balance sheets and Net income (loss) from discontinued operations, net of taxes, on the consolidated statements of income (loss). Intercompany transactions between the Company and AB prior to the AB Business Transfer have been eliminated. Ongoing service transactions will be reported as related party transactions going forward. See Note 19 for information on discontinued operations and transactions with AB.

As a result of the AB Business Transfer, we have reassessed the Company’s segment structure and concluded that the Company operates as a single reportable segment as information on a more segmented basis is not evaluated by the Chief Operating Decision Maker and as such there is only a single reporting segment.

2)	SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation and Principles of Consolidation

The preparation of the accompanying consolidated financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions (including normal, recurring accruals) that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from these estimates.

The accompanying consolidated financial statements present the consolidated results of operations, financial condition and cash flows of the Company and its subsidiaries and those investment companies, partnerships and joint ventures in which the Company has control and a majority economic interest as well as those variable interest entities (“VIEs”) that meet the requirements for consolidation.

Financial results in the historical consolidated financial statements may not be indicative of the results of operations, comprehensive income (loss), financial position, equity or cash flows that would have been achieved had we operated as a separate, standalone entity during the reporting periods presented. We believe that the consolidated financial statements include all adjustments necessary for a fair presentation of the results of operations of the Company.

All significant intercompany transactions and balances have been eliminated in consolidation. The years “2019”, “2018” and “2017” refer to the years ended December 31, 2019, 2018 and 2017, respectively.

Adoption of New Accounting Pronouncements

Description	Effect on the Financial Statement or Other Significant Matters
ASU 2016-02: Leases (Topic 842)
This ASU contains revised guidance to lease accounting that requires lessees to recognize on the balance sheet a “right-of-use” asset and a lease liability for virtually all lease arrangements, including those embedded in other contracts. Lessor accounting remains substantially unchanged from the current model but has been updated to align with certain changes made to the lessee model.	On January 1, 2019, the Company adopted the new leases standard using the simplified modified retrospective transition method, as of the adoption date. Prior comparable periods were not adjusted or presented under this method. We applied several practical expedients offered by ASC 842 upon adoption of this standard. These included continuing to account for existing leases based on judgment made under legacy U.S. GAAP as it relates to determining classification of leases, unamortized initial direct costs and whether contracts are leases or contain leases. We also used the practical expedient to use hindsight in determining lease terms (using knowledge and expectations as of the standard’s adoption date instead of the previous assumptions under legacy U.S. GAAP) and evaluated impairment of our right-of-use (“RoU”) assets in the transition period (using most up-to-date information.) Adoption of this standard resulted in the recognition, as of January 1, 2019, of additional RoU operating lease assets of $347 million reported in Other assets and operating lease liabilities of $439 million reported in Other liabilities in accompanying consolidated balance sheets. The operating RoU assets recognized as of January 1, 2019 are net of deferred rent of $58 million and liabilities associated with previously recognized impairments of $34 million. See Note 10 for additional information.
ASU 2017-08: Receivables — Nonrefundable Fees and Other Costs (Subtopic 310-20)
This ASU requires certain premiums on callable debt securities to be amortized to the earliest call date and is intended to better align interest income recognition with the manner in which market participants price these instruments.	On January 1, 2019, the Company adopted the new guidance on accounting for certain premiums on callable debt securities. As the Company’s existing accounting practices aligned with the guidance in the ASU, adoption of the new standard did not have a material impact on the Company’s consolidated financial statements.
ASU 2017-12: Derivatives and Hedging (Topic 815), as clarified and amended by ASU 2019-04: Codification Improvements to Topic 326, Financial Instruments — Credit Losses; Topic 815, Derivatives and Hedging; and Topic 825, Financial Instruments
The amendments in these ASUs better align an entity’s risk management activities and financial reporting for hedging relationships through changes to both the designation and measurement guidance for qualifying hedging relationships and the presentation of hedge results.	On January 1, 2019, the Company adopted the new hedging guidance. Adoption of this guidance did not have a material impact on the Company’s consolidated financial statements.

Future Adoption of New Accounting Pronouncements

Description	Effective Date and Method of Adoption	Effect on the Financial Statement or Other Significant Matters
ASU 2016-13: Financial Instruments — Credit Losses (Topic 326), as clarified and amended by ASU 2018-19: Codification Improvements to Topic 326, Financial Instruments — Credit Losses, ASU 2019-04: Codification Improvements to Topic 326, Financial Instruments — Credit Losses, Topic 815, Derivatives and Hedging, and Topic 825, Financial Instruments and ASU 2019-05: Financial Instruments — Credit Losses (Topic 326) Targeted Transition Relief, ASU 2019-11: Codification Improvements to Topic 326, Financial Instruments-Credit Losses

ASU 2016-13 contains new guidance which introduces an approach based on expected losses to estimate credit losses on certain types of financial instruments. It also modifies the impairment model for available-for-sale debt securities and provides for a simplified accounting model for purchased financial assets with credit deterioration since their origination. ASU 2019-05 provides entities that have instruments within the scope of Subtopic 326-20 an option to irrevocably elect the fair value option on an instrument-by instrument basis upon adoption of Topic 326.

ASU 2018-19, ASU 2019-04 and ASU 2019-11, clarified the codification guidance and did not materially change the standard.

	Effective for fiscal years beginning after December 15, 2019, including interim periods within those fiscal years. These amendments should be applied through a cumulative-effect adjustment to retained earnings as of the beginning of the first reporting period in which the guidance is effective.	The Company will implement its updated expected credit loss models, processes and controls related to the identified financial assets that fall within the scope of the new standard as of the date of adoption, January 1, 2020. Management currently anticipates that the standard will have the most impact to its commercial and agricultural mortgage loan portfolios. Based on current economic conditions, the structure and size of the Company’s loan portfolio and other assets impacted by the standard as of December 31, 2019, the Company expects application of the current expected credit loss requirements will result in an immaterial reduction to retained earnings as of the date of adoption.

Description	Effective Date and Method of Adoption	Effect on the Financial Statement or Other Significant Matters
ASU 2018-12: Financial Services — Insurance (Topic 944); ASU 2019-09: Financial Services — Insurance (Topic 944): Effective Date

This ASU provides targeted improvements to existing recognition, measurement, presentation, and disclosure requirements for long-duration contracts issued by an insurance entity. The ASU primarily impacts four key areas, including:

Measurement of the liability for future policy benefits for traditional and limited payment contracts. The ASU requires companies to review, and if necessary, update, cash flow assumptions at least annually for non-participating traditional and limited-payment insurance contracts. Interest rates used to discount the liability will need to be updated quarterly using an upper medium grade (low credit risk) fixed-income instrument yield.

Measurement of market risk benefits (“MRBs”). MRBs, as defined under the ASU, will encompass certain GMxB features associated with variable annuity products and other general account annuities with other than nominal market risk. The ASU requires MRBs to be measured at fair value with changes in value attributable to changes in instrument-specific credit risk recognized in OCI.

Amortization of deferred policy acquisition costs. The ASU simplifies the amortization of deferred policy acquisition costs and other balances amortized in proportion to premiums, gross profits, or gross margins, requiring such balances to be amortized on a constant level basis over the expected term of the contracts. Deferred costs will be required to be written off for unexpected contract terminations but will not be subject to impairment testing.

Expanded footnote disclosures. The ASU requires additional disclosures including disaggregated rollforwards of beginning to ending balances of the liability for future policy benefits, policyholder account balances, MRBs, Separate Account liabilities and deferred policy acquisition costs. Companies will also be required to disclose information about significant inputs, judgements, assumptions and methods used in measurement.

In November 2019, ASU 2019-09 was issued which modified ASU 2018-12 to be effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2021. Early adoption is permitted.

For the liability for future policyholder benefits for traditional and limited payment contracts, companies can elect one of two adoption methods. Companies can either elect a modified retrospective transition method applied to contracts in force as of the beginning of the earliest period presented on the basis of their existing carrying amounts, adjusted for the removal of any related amounts in AOCI or a full retrospective transition method using actual historical experience information as of contract inception. The same adoption method must be used for deferred policy acquisition costs.

For MRBs, the ASU should be applied retrospectively as of the beginning of the earliest period presented.

For deferred policy acquisition costs,

companies can elect one of two adoption methods. Companies can either elect a modified retrospective transition method applied to contracts in force as of the beginning of the earliest period presented on the basis of their existing carrying amounts, adjusted for the removal of any related amounts in AOCI or a full retrospective transition method using actual historical experience information as of contract inception. The same adoption method must be used for the liability for future policyholder benefits for traditional and limited payment contracts.

The Company is currently evaluating the impact that adoption of this guidance will have on the Company’s consolidated financial statements, however the adoption of the ASU is expected to have a significant impact on the Company’s consolidated financial condition, results of operations, cash flows and required disclosures, as well as processes and controls.

Description	Effective Date and Method of Adoption	Effect on the Financial Statement or Other Significant Matters
ASU 2018-13: Fair Value Measurement (Topic 820)
This ASU improves the effectiveness of fair value disclosures in the notes to financial statements. Amendments in this ASU modify disclosure requirements in Topic 820, including the removal, modification and addition to existing disclosure requirements.	Effective for fiscal years beginning after December 15, 2019. Early adoption is permitted, with the option to early adopt amendments to remove or modify disclosures, with full adoption of additional disclosure requirements delayed until the stated effective date. Amendments on changes in unrealized gains and losses, the range and weighted average of significant unobservable inputs used to develop Level 3 fair value measurements, and the narrative description of measurement uncertainty should be applied prospectively. All other amendments should be applied retrospectively.	The Company elected to early adopt during 2019 the removed disclosures relating to transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for timing of transfers between levels and valuation processes for Level 3 fair value measurements. The Company will delay adoption of the additional disclosures until their effective date on January 1, 2020.
ASU 2018-17: Consolidation (Topic 810): Targeted Improvements to Related Party Guidance for Variable Interest Entities
This ASU provides guidance requiring that indirect interests held through related parties in common control arrangements be considered on a proportional basis for determining whether fees paid to decision makers and service providers are variable interests.	Effective for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. Early adoption is permitted. All entities are required to apply the amendments in this update retrospectively with a cumulative-effect adjustment to retained earnings at the beginning of the earliest period presented.	The Company will adopt this new standard effective for January 1, 2020. Management does not expect the adoption of this standard to materially impact the Company’s financial position or results of operations.
ASU 2019-12: Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes
This ASU simplifies the accounting for income taxes by removing certain exceptions to the general principles in Topic 740, as well as clarifying and amending existing guidance.	Effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2020. Early adoption is permitted.	The Company is currently evaluating the impact adopting the guidance will have on the company’s consolidated financial statements, however the adoption is not expected to materially impact the Company’s financial position, results of operations, or cash flows.

Investments

The carrying values of fixed maturities classified as available-for-sale (“AFS”) are reported at fair value. Changes in fair value are reported in other comprehensive income (“OCI”). The amortized cost of fixed maturities is adjusted for impairments in value deemed to be other than temporary which are recognized in Investment gains (losses), net. The redeemable preferred stock investments that are reported in fixed maturities include real estate investment trusts (“REIT”), perpetual preferred stock and redeemable preferred stock. These securities may not have a stated maturity, may not be cumulative and do not provide for mandatory redemption by the issuer.

The Company determines the fair values of fixed maturities and equity securities based upon quoted prices in active markets, when available, or through the use of alternative approaches when market quotes are not readily accessible or available. These alternative approaches include matrix or model pricing and use of independent pricing services, each supported by reference to principal market trades or other observable market assumptions for similar securities. More specifically, the matrix pricing approach to fair value is a discounted cash flow methodology that incorporates market interest rates commensurate with the credit quality and duration of the investment.

The Company’s management, with the assistance of its investment advisors, monitors the investment performance of its portfolio and reviews AFS securities with unrealized losses for other-than-temporary impairments (“OTTI”). Integral to this review is an assessment made each quarter, on a security-by-security basis, by the Company’s Investments Under Surveillance (“IUS”) Committee, of various indicators of credit deterioration to determine whether the investment security is expected to recover. This assessment includes, but is not limited to, consideration of the duration and severity of the unrealized loss, failure, if any, of the issuer of the security to make scheduled payments, actions taken by rating agencies, adverse conditions specifically related to the security or sector, the financial strength, liquidity and continued viability of the issuer.

If there is no intent to sell or likely requirement to dispose of the fixed maturity security before its recovery, only the credit loss component of any resulting OTTI is recognized in income (loss) and the remainder of the fair value loss is recognized in OCI. The amount of credit loss is the shortfall of the present value of the cash flows expected to be collected as compared to the amortized cost basis of the security. The present value is calculated by discounting management’s best estimate of projected future cash flows at the effective interest rate implicit in the debt security at the date of acquisition. Projections of future cash flows are based on assumptions regarding probability of default and estimates regarding the amount and timing of recoveries. These assumptions and estimates require use of management judgment and consider internal credit analyses as well as market observable data relevant to the collectability of the security. For mortgage and asset-backed securities, projected future cash flows also include assumptions regarding prepayments and underlying collateral value.

Real estate held for the production of income is stated at depreciated cost less valuation allowances. Depreciation of real estate held for production of income is computed using the straight-line method over the estimated useful lives of the properties, which generally range from 40 to 50 years.

Policy loans represent funds loaned to policyholders up to the cash surrender value of the associated insurance policies and are carried at the unpaid principal balances due to the Company from the policyholders. Interest income on policy loans is recognized in net investment income at the contract interest rate when earned. Policy loans are fully collateralized by the cash surrender value of the associated insurance policies.

Partnerships, investment companies and joint venture interests that the Company has control of and has an economic interest in or those that meet the requirements for consolidation under accounting guidance for consolidation of VIEs are consolidated. Those that the Company does not have control of and does not have a majority economic interest in and those that do not meet the VIE requirements for consolidation are reported on the equity method of accounting and are reported in other equity investments. The Company records its interests in certain of these partnerships on a one month or one-quarter lag.

Trading securities, which include equity securities and fixed maturities, are carried at fair value based on quoted market prices, with realized and unrealized gains (losses) reported in net investment income (loss) in the consolidated statements of income (loss).

Corporate owned life insurance (“COLI”) has been purchased by the Company and certain subsidiaries on the lives of certain key employees and the Company and these subsidiaries are named as beneficiaries under these policies. COLI is carried at the cash surrender value of the policies. At December 31, 2019 and 2018, the carrying value of COLI was $942 million and $873 million, respectively, and is reported in Other invested assets in the consolidated balance sheets.

Cash and cash equivalents includes cash on hand, demand deposits, money market accounts, overnight commercial paper and highly liquid debt instruments purchased with an original maturity of three months or less. Due to the short-term nature of these investments, the recorded value is deemed to approximate fair value.

All securities owned, including U.S. government and agency securities, mortgage-backed securities, futures and forwards transactions, are reported in the consolidated financial statements on a trade-date basis.

Derivatives

Derivatives are financial instruments whose values are derived from interest rates, foreign exchange rates, financial indices, values of securities or commodities, credit spreads, market volatility, expected returns and liquidity. Values can also be affected by changes in estimates and assumptions, including those related to counterparty behavior and non-performance risk used in valuation models. Derivative financial instruments generally used by the Company include equity, currency, and interest rate futures, total return and/or other equity swaps, interest rate swaps and floors, swaptions, variance swaps and equity options, all of which may be exchange-traded or contracted in the over-the-counter market. All derivative positions are carried in the consolidated balance sheets at fair value, generally by obtaining quoted market prices or through the use of valuation models.

Freestanding derivative contracts are reported in the consolidated balance sheets either as assets within Other invested assets or as liabilities within Other liabilities. The Company nets the fair value of all derivative financial instruments with counterparties for which an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) and related Credit Support Annex (“CSA”) have been executed. The Company uses derivatives to manage asset/liability risk and has designated some of those economic relationships under the criteria to qualify for hedge accounting treatment. All changes in the fair value of the Company’s freestanding derivative positions not designated to hedge accounting relationships, including net receipts and payments, are included in Net derivative gains (losses) without considering changes in the fair value of the economically associated assets or liabilities.

The Company is a party to financial instruments and other contracts that contain “embedded” derivative instruments. At inception, the Company assesses whether the economic characteristics of the embedded instrument are “clearly and closely related” to the economic characteristics of the remaining component of the “host contract” and whether a separate instrument with the same terms as the embedded instrument would meet the definition of a derivative instrument. When those criteria are satisfied, the resulting embedded derivative is bifurcated from the host contract, carried in the consolidated balance sheets at fair value, and changes in its fair value are recognized immediately and captioned in the consolidated statements of income (loss) according to the nature of the related host contract. For certain financial instruments that contain an embedded derivative that otherwise would need to be bifurcated and reported at fair value, the Company instead may elect to carry the entire instrument at fair value.

Securities Repurchase and Reverse Repurchase Agreements

Securities repurchase and reverse repurchase transactions involve the temporary exchange of securities for cash or other collateral of equivalent value, with agreement to redeliver a like quantity of the same or similar securities at a future date prior to maturity at a fixed and determinable price. Transfers of securities under these agreements to repurchase or resell are evaluated by the Company to determine whether they satisfy the criteria for accounting treatment as secured borrowing or lending arrangements. Agreements not meeting the criteria would require recognition of the transferred securities as sales or purchases with related forward repurchase or resale commitments. All of the Company’s securities repurchase transactions are accounted for as collateralized borrowings with the related obligations distinctly captioned in the consolidated balance sheets. Earnings from investing activities related to the cash received under the Company’s securities repurchase arrangements are reported in the consolidated statements of income (loss) as Net investment income and the associated borrowing cost is reported as Interest expense. The Company has not actively engaged in securities reverse repurchase transactions.

Commercial and Agricultural Mortgage Loans on Real Estate

Mortgage loans are stated at unpaid principal balances, net of unamortized discounts, premiums and valuation allowances. Valuation allowances are based on the present value of expected future cash flows discounted at the loan’s original effective interest rate or on its collateral value if the loan is collateral dependent. However, if foreclosure is or becomes probable, the collateral value measurement method is used.

For commercial and agricultural mortgage loans, an allowance for credit loss is typically recommended when management believes it is probable that principal and interest will not be collected according to the contractual terms. Factors that influence management’s judgment in determining allowance for credit losses include the following:

•

Loan-to-value ratio — Derived from current loan balance divided by the fair market value of the property. An allowance for credit loss is typically recommended when the loan-to-value ratio is in excess of 100%. In the case where the loan-to-value is in excess of 100%, the allowance for credit loss is derived by taking the difference between the fair market value (less cost of sale) and the current loan balance.

•	Debt service coverage ratio — Derived from actual operating earnings divided by annual debt service. If the ratio is below 1.0x, then the income from the property does not support the debt.

•	Occupancy — Criteria varies by property type but low or below market occupancy is an indicator of sub-par property performance.

•

Lease expirations — The percentage of leases expiring in the upcoming 12 to 36 months are monitored as a decline in rent and/or occupancy may negatively impact the debt service coverage ratio. In the case of single-tenant properties or properties with large tenant exposure, the lease expiration is a material risk factor.

•

Maturity — Mortgage loans that are not fully amortizing and have upcoming maturities within the next 12 to 24 months are monitored in conjunction with the capital markets to determine the borrower’s ability to refinance the debt and/or pay off the balloon balance.

•	Borrower/tenant related issues — Financial concerns, potential bankruptcy or words or actions that indicate imminent default or abandonment of property.

•	Payment status (current vs. delinquent) — A history of delinquent payments may be a cause for concern.

•	Property condition — Significant deferred maintenance observed during the lenders annual site inspections.

•	Other — Any other factors such as current economic conditions may call into question the performance of the loan.

Mortgage loans also are individually evaluated quarterly by the Company’s IUS Committee for impairment, including an assessment of related collateral value. Commercial mortgages 60 days or more past due and agricultural mortgages 90 days or more past due, as well as all mortgages in the process of foreclosure, are identified as problem mortgages. Based on its monthly monitoring of mortgages, a class of potential problem mortgages are also identified, consisting of mortgage loans not currently classified as problem mortgages but for which management has doubts as to the ability of the borrower to comply with the present loan payment terms and which may result in the loan becoming a problem or being restructured. The decision whether to classify a performing mortgage loan as a potential problem involves significant subjective judgments by management as to likely future industry conditions and developments with respect to the borrower or the individual mortgaged property.

For problem mortgage loans, a valuation allowance is established to provide for the risk of credit losses inherent in the lending process. The allowance includes loan specific reserves for mortgage loans determined to be non-performing as a result of the loan review process. A non-performing loan is defined as a loan for which it is probable that amounts due according to the contractual terms of the loan agreement will not be collected. The loan-specific portion of the loss allowance is based on the Company’s assessment as to ultimate collectability of loan principal and interest. Valuation allowances for a non-performing loan are recorded based on the present value of expected future cash flows discounted at the loan’s effective interest rate or based on the fair value of the collateral if the loan is collateral dependent. The valuation allowance for mortgage loans can increase or decrease from period to period based on such factors.

Impaired mortgage loans without provision for losses are mortgage loans where the fair value of the collateral or the net present value of the expected future cash flows related to the loan equals or exceeds the recorded investment. Interest income earned on mortgage loans where the collateral value is used to measure impairment is recorded on a cash basis. Interest income on mortgage loans where the present value method is used to measure impairment is accrued on the net carrying value amount of the loan at the interest rate used to discount the cash flows. Changes in the present value attributable to changes in the amount or timing of expected cash flows are reported as Investment gains (losses), net.

Mortgage loans are placed on nonaccrual status once management believes the collection of accrued interest is doubtful. Once mortgage loans are classified as nonaccrual mortgage loans, interest income is recognized under the cash basis of accounting and the resumption of the interest accrual would commence only after all past due interest has been collected or the mortgage loan has been restructured to where the collection of interest is considered likely.

Net Investment Income (Loss), Investment Gains (Losses), Net and Unrealized Investment Gains (Losses)

Realized investment gains (losses) are determined by identification with the specific asset and are presented as a component of revenue. Changes in the valuation allowances are included in Investment gains (losses), net.

Realized and unrealized holding gains (losses) on trading and equity securities are reflected in Net investment income (loss).

Unrealized investment gains (losses) on fixed maturities designated as AFS held by the Company are accounted for as a separate component of AOCI, net of related deferred income taxes, as are amounts attributable to certain pension operations, Closed Block’s policyholders’ dividend obligation, insurance liability loss recognition, DAC related to UL policies, investment-type products and participating traditional life policies.

Changes in unrealized gains (losses) reflect changes in fair value of only those fixed maturities classified as AFS and do not reflect any change in fair value of policyholders’ account balances and future policy benefits.

Fair Value of Financial Instruments

Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. See Note 7 for additional information regarding determining the fair value of financial instruments.

Recognition of Insurance Income and Related Expenses

Deposits related to universal life (“UL”) and investment-type contracts are reported as deposits to policyholders’ account balances. Revenues from these contracts consist of fees assessed during the period against policyholders’ account balances for mortality charges, policy administration charges and surrender charges. Policy benefits and claims that are charged to expense include benefit claims incurred in the period in excess of related policyholders’ account balances.

Premiums from participating and non-participating traditional life and annuity policies with life contingencies generally are recognized in income when due. Benefits and expenses are matched with such income so as to result in the recognition of profits over the life of the contracts. This match is accomplished by means of the provision for liabilities for future policy benefits and the deferral and subsequent amortization of DAC.

For contracts with a single premium or a limited number of premium payments due over a significantly shorter period than the total period over which benefits are provided, premiums are recorded as revenue when due with any excess profit deferred and recognized in income in a constant relationship to insurance in-force or, for annuities, the amount of expected future benefit payments.

Premiums from individual health contracts are recognized as income over the period to which the premiums relate in proportion to the amount of insurance protection provided.

DAC

Acquisition costs that vary with and are primarily related to the acquisition of new and renewal insurance business, reflecting incremental direct costs of contract acquisition with independent third parties or employees that are essential to the contract transaction, as well as the portion of employee compensation, including payroll fringe benefits and other costs directly related to underwriting, policy issuance and processing, medical inspection, and contract selling for successfully negotiated contracts including commissions, underwriting, agency and policy issue expenses, are deferred. In each reporting period, DAC amortization, net of the accrual of imputed interest on DAC balances, is recorded to Amortization of deferred policy acquisition costs. DAC is subject to recoverability testing at the time of policy issue and loss recognition testing at the end of each accounting period. The determination of DAC, including amortization and recoverability estimates, is based on models that involve numerous assumptions and subjective judgments, including those regarding policyholder behavior, surrender and withdrawal rates, mortality experience, and other inputs including financial market volatility and market rates of return.

After the initial establishment of reserves, premium deficiency and loss recognition tests are performed each period end using best estimate assumptions as of the testing date without provisions for adverse deviation. When the liabilities for future policy benefits plus the present value of expected future gross premiums for the aggregate product group are insufficient to provide for expected future policy benefits and expenses for that line of business (i.e., reserves net of any DAC asset), DAC would first be written off and thereafter, if required, a premium deficiency reserve would be established by a charge to earnings.

Amortization Policy

In accordance with the guidance for the accounting and reporting by insurance enterprises for certain long-duration contracts and participating contracts and for realized gains and losses from the sale of investments, current and expected future profit margins for products covered by this guidance are examined regularly in determining the amortization of DAC.

DAC associated with certain variable annuity products is amortized based on estimated assessments, with DAC on the remainder of variable annuities, UL and investment-type products amortized over the expected total life of the contract group as a constant percentage of estimated gross profits arising principally from investment results, Separate Accounts fees, mortality and expense margins and surrender charges based on historical and anticipated future experience, embedded derivatives and changes in the reserve of products that have indexed features such as SCS IUL and MSO, updated at the end of each accounting period. When estimated gross profits are expected to be negative for multiple years of a contract life, DAC is amortized using the present value of estimated assessments. The effect on the amortization of DAC of revisions to estimated gross profits or assessments is reflected in earnings (loss) in the period such estimated gross profits or assessments are revised. A decrease in expected gross profits or assessments would accelerate DAC amortization. Conversely, an increase in expected gross profits or assessments would slow DAC amortization. The effect on the DAC assets that would result from realization of unrealized gains (losses) is recognized with an offset to AOCI in consolidated equity as of the balance sheet date.

A significant assumption in the amortization of DAC on variable annuities and, to a lesser extent, on variable and interest-sensitive life insurance relates to projected future Separate Account performance. Management sets estimated future gross profit or assessment assumptions related to Separate Account performance using a long-term view of expected average market returns by applying a Reversion to the Mean (“RTM”) approach, a commonly used industry practice. This future return approach influences the projection of fees earned, as well as other sources of estimated gross profits. Returns that are higher than expectations for a given period produce higher than expected account balances, increase the fees earned resulting in higher expected future gross profits and lower DAC amortization for the period. The opposite occurs when returns are lower than expected.

In applying this approach to develop estimates of future returns, it is assumed that the market will return to an average gross long-term return estimate, developed with reference to historical long-term equity market performance. Management has set limitations as to maximum and minimum future rate of return assumptions, as well as a limitation on the duration of use of these maximum or minimum rates of return. At December 31, 2019, the average gross short-term and long-term annual return estimate on variable and interest-sensitive life insurance and variable annuities was 7.0% (4.7% net of product weighted average Separate Accounts fees), and the gross maximum and minimum short-term annual rate of return limitations were 15.0% (12.7% net of product weighted average Separate Accounts fees) and 0.0% (2.3% net of product weighted average Separate Accounts fees), respectively. The maximum duration over which these rate limitations may be applied is five years. This approach will continue to be applied in future periods. These assumptions of long-term growth are subject to assessment of the reasonableness of resulting estimates of future return assumptions.

In addition, projections of future mortality assumptions related to variable and interest-sensitive life products are based on a long-term average of actual experience. This assumption is updated periodically to reflect recent experience as it emerges. Improvement of life mortality in future periods from that currently projected would result in future deceleration of DAC amortization. Conversely, deterioration of life mortality in future periods from that currently projected would result in future acceleration of DAC amortization.

Other significant assumptions underlying gross profit estimates for UL and investment type products relate to contract persistency and General Account investment spread.

For participating traditional life policies (substantially all of which are in the Closed Block), DAC is amortized over the expected total life of the contract group as a constant percentage based on the present value of the estimated gross margin amounts expected to be realized over the life of the contracts using the expected investment yield. At December 31, 2019, the average rate of assumed investment yields, excluding policy loans, for the Company was 4.6% grading to 4.3% over six years. Estimated gross margins include anticipated premiums and investment results less claims and administrative expenses, changes in the net level premium reserve and expected annual policyholder dividends. The effect on the accumulated amortization of DAC of revisions to estimated gross margins is reflected in earnings in the period such estimated gross margins are revised. The effect on the DAC assets that would result from realization of unrealized gains (losses) is recognized with an offset to AOCI in consolidated equity as of the balance sheet date. Many of the factors that affect gross margins are included in the determination of the Company’s dividends to these policyholders. DAC adjustments related to participating traditional life policies do not create significant volatility in results of operations as the Closed Block recognizes a cumulative policyholder dividend obligation expense in “Policyholders’ dividends,” for the excess of actual cumulative earnings over expected cumulative earnings as determined at the time of demutualization.

DAC associated with non-participating traditional life policies are amortized in proportion to anticipated premiums. Assumptions as to anticipated premiums are estimated at the date of policy issue and are consistently applied during the life of the contracts. Deviations from estimated experience are reflected in income (loss) in the period such deviations occur. For these contracts, the amortization periods generally are for the total life of the policy. DAC related to these policies are subject to recoverability testing as part of the Company’s premium deficiency testing. If a premium deficiency exists, DAC are reduced by the amount of the deficiency or to zero through a charge to current period earnings (loss). If the deficiency exceeds the DAC balance, the reserve for future policy benefits is increased by the excess, reflected in earnings (loss) in the period such deficiency occurs.

For some products, policyholders can elect to modify product benefits, features, rights or coverages that occur by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by election or coverage within a contract. These transactions are known as internal replacements. If such modification substantially changes the contract, the associated DAC is written off immediately through income and any new deferrable costs associated with the replacement contract are deferred. If the modification does not substantially change the contract, the DAC amortization on the original contract will continue and any acquisition costs associated with the related modification are expensed.

Reinsurance

For each of its reinsurance agreements, the Company determines whether the agreement provides indemnification against loss or liability relating to insurance risk in accordance with applicable accounting standards. Cessions under reinsurance agreements do not discharge the Company’s obligations as the primary insurer. The Company reviews all contractual features, including those that may limit the amount of insurance risk to which the reinsurer is subject or features that delay the timely reimbursement of claims.

For reinsurance of existing in-force blocks of long-duration contracts that transfer significant insurance risk, the difference, if any, between the amounts paid (received), and the liabilities ceded (assumed) related to the underlying contracts is considered the net cost of reinsurance at the inception of the reinsurance agreement. The net cost of reinsurance is recorded as an adjustment to DAC and recognized as a component of other expenses on a basis consistent with the way the acquisition costs on the underlying reinsured contracts would be recognized. Subsequent amounts paid (received) on the reinsurance of in-force blocks, as well as amounts paid (received) related to new business, are recorded as Premiums ceded (assumed); and Amounts due from reinsurers (Amounts due to reinsurers) are established.

Assets and liabilities relating to reinsurance agreements with the same reinsurer may be recorded net on the balance sheet, if a right of offset exists within the reinsurance agreement. In the event that reinsurers do not meet their obligations to the Company under the terms of the reinsurance agreements, reinsurance recoverable balances could become uncollectible. In such instances, reinsurance recoverable balances are stated net of allowances for uncollectible reinsurance.

Premiums, Policy charges and fee income and Policyholders’ benefits include amounts assumed under reinsurance agreements and are net of reinsurance ceded. Amounts received from reinsurers for policy administration are reported in other revenues. With respect to GMIBs, a portion of the directly written GMIBs are accounted for as insurance liabilities, but the associated reinsurance agreements contain embedded derivatives. These embedded derivatives are included in GMIB reinsurance contract asset, at fair value with changes in estimated fair value reported in Net derivative gains (losses).

If the Company determines that a reinsurance agreement does not expose the reinsurer to a reasonable possibility of a significant loss from insurance risk, the Company records the agreement using the deposit method of accounting. Deposits received are included in Other liabilities and deposits made are included within premiums, reinsurance and other receivables. As amounts are paid or received, consistent with the underlying contracts, the deposit assets or liabilities are adjusted. Interest on such deposits is recorded as other revenues or other expenses, as appropriate. Periodically, the Company evaluates the adequacy of the expected payments or recoveries and adjusts the deposit asset or liability through other revenues or other expenses, as appropriate.

For reinsurance contracts other than those accounted for as derivatives, reinsurance recoverable balances are calculated using methodologies and assumptions that are consistent with those used to calculate the direct liabilities.

Policyholder Bonus Interest Credits

Policyholder bonus interest credits are offered on certain deferred annuity products in the form of either immediate bonus interest credited or enhanced interest crediting rates for a period of time. The interest crediting expense associated with these policyholder bonus interest credits is deferred and amortized over the lives of the underlying contracts in a manner consistent with the amortization of DAC. Unamortized balances are included in Other assets in the consolidated balance sheets and amortization is included in Interest credited to policyholders’ account balances in the consolidated statements of income (loss).

Policyholders’ Account Balances and Future Policy Benefits

Policyholders’ account balances relate to contracts or contract features where the Company has no significant insurance risk. This liability represents the contract value that has accrued to the benefit of the policyholder as of the balance sheet date.

For participating traditional life insurance policies, future policy benefit liabilities are calculated using a net level premium method on the basis of actuarial insurance assumptions equal to guaranteed mortality and dividend fund interest rates. The liability for annual dividends represents the accrual of annual dividends earned. Terminal dividends are accrued in proportion to gross margins over the life of the contract.

For non-participating traditional life insurance policies, future policy benefit liabilities are estimated using a net level premium method on the basis of actuarial assumptions as to mortality, persistency and interest established at policy issue. Assumptions established at policy issue as to mortality and persistency are based on the Company’s experience that, together with interest and expense assumptions, includes a margin for adverse deviation. Benefit liabilities for traditional annuities during the accumulation period are equal to accumulated policyholders’ fund balances and, after annuitization, are equal to the present value of expected future payments. Interest rates used in establishing such liabilities range from 4.5% to 6.3% (weighted average of 5.0%) for approximately 99.2% of life insurance liabilities and from 1.5% to 5.5% (weighted average of 4.1%) for annuity liabilities.

Individual health benefit liabilities for active lives are estimated using the net level premium method and assumptions as to future morbidity, withdrawals and interest. Benefit liabilities for disabled lives are estimated using the present value of benefits method and experience assumptions as to claim terminations, expenses and interest. While management believes its disability income (“DI”) reserves have been calculated on a reasonable basis and are adequate, there can be no assurance reserves will be sufficient to provide for future liabilities.

When the liabilities for future policy benefits plus the present value of expected future gross premiums for a product are insufficient to provide for expected future policy benefits and expenses for that product, DAC is written off and thereafter, if required, a premium deficiency reserve is established by a charge to earnings.

Obligations arising from funding agreements are also reported in Policyholders’ account balances in the consolidated balance sheets. As a member of the Federal Home Loan Bank of New York (“FHLBNY”), the Company has access to collateralized borrowings. The Company may also issue funding agreements to the FHLBNY. Both the collateralized borrowings and funding agreements would require the Company to pledge qualified mortgage-backed assets and/or government securities as collateral.

The Company has issued and continues to offer certain variable annuity products with guaranteed minimum death benefits (“GMDB”) and/or contain a guaranteed minimum living benefit (“GMLB,” and together with GMDB, the “GMxB features”) which, if elected by the policyholder after a stipulated waiting period from contract issuance, guarantees a minimum lifetime annuity based on predetermined annuity purchase rates that may be in excess of what the contract account value can purchase at then-current annuity purchase rates. This minimum lifetime annuity is based on predetermined annuity purchase rates applied to a guaranteed minimum income benefit (“GMIB”) base. The Company previously issued certain variable annuity products with and guaranteed income benefit (“GIB”) features, guaranteed withdrawal benefit for life (“GWBL”), guaranteed minimum withdrawal benefit (“GMWB”) and guaranteed minimum accumulation benefit (“GMAB”) features. The Company has also assumed reinsurance for products with GMxB features.

Reserves for products that have GMIB features, but do not have no-lapse guarantee features, and products with GMDB features are determined by estimating the expected value of death or income benefits in excess of the projected contract accumulation value and recognizing the excess over the estimated life based on expected assessments (i.e., benefit ratio). These reserves are recorded within Future policy benefits and other policyholders’ liabilities. The determination of this estimated liability is based on models that involve numerous assumptions and subjective judgments, including those regarding expected market rates of return and volatility, contract surrender and withdrawal rates, mortality experience, and, for contracts with the GMIB feature, GMIB election rates. Assumptions regarding Separate Account performance used for purposes of this calculation are set using a long-term view of expected average market returns by applying a RTM approach, consistent with that used for DAC amortization. There can be no assurance that actual experience will be consistent with management’s estimates.

Products that have a GMIB feature with a no-lapse guarantee rider (“GMIBNLG”), GIB, GWBL, GMWB and GMAB features and the assumed products with GMIB features (collectively “GMxB derivative features”) are considered either freestanding or embedded derivatives and discussed below under (“Embedded and Freestanding Insurance Derivatives”).

After the initial establishment of reserves, premium deficiency and loss recognition tests are performed each period end using best estimate assumptions as of the testing date without provisions for adverse deviation. When the liabilities for future policy benefits plus the present value of expected future gross premiums for the aggregate product group are insufficient to provide for expected future policy benefits and expenses for that line of business (i.e., reserves net of any DAC asset), DAC would first be written off and thereafter, if required, a premium deficiency reserve would be established by a charge to earnings. Premium deficiency reserves are recorded for the group single premium annuity business, certain interest-sensitive life contracts, structured settlements, individual disability income and major medical. Additionally, in certain instances the policyholder liability for a particular line of business may not be deficient in the aggregate to trigger loss recognition, but the pattern of earnings may be such that profits are expected to be recognized in earlier years followed by losses in later years.

This pattern of profits followed by losses is exhibited in our variable interest-sensitive life (“VISL”) business and is generated by the cost structure of the product or secondary guarantees in the contract. The secondary guarantee ensures that, subject to specified conditions, the policy will not terminate and will continue to provide a death benefit even if there is insufficient policy value to cover the monthly deductions and charges. We accrue for these Profits Followed by Losses (“PFBL”) using a dynamic approach that changes over time as the projection of future losses change.

Policyholders’ Dividends

The amount of policyholders’ dividends to be paid (including dividends on policies included in the Closed Block) is determined annually by the board of directors of the issuing insurance company. The aggregate amount of policyholders’ dividends is related to actual interest, mortality, morbidity and expense experience for the year and judgment as to the appropriate level of statutory surplus to be retained by the Company.

Embedded and Freestanding Insurance Derivatives

Reserves for products considered either embedded or freestanding derivatives are measured at estimated fair value separately from the host variable annuity product, with changes in estimated fair value reported in Net derivative gains (losses). The estimated fair values of these derivatives are determined based on the present value of projected future benefits minus the present value of projected future fees attributable to the guarantee. The projections of future benefits and future fees require capital markets and actuarial assumptions, including expectations concerning policyholder behavior. A risk-neutral valuation methodology is used under which the cash flows from the guarantees are projected under multiple capital market scenarios using observable risk-free rates.

Additionally, the Company cedes and assumes reinsurance of products with GMxB features, which are considered either an embedded or freestanding derivative and measured at fair value. The GMxB reinsurance contract asset and liabilities’ fair values reflect the present value of reinsurance premiums and recoveries and risk margins over a range of market-consistent economic scenarios.

Changes in the fair value of embedded and freestanding derivatives are reported in Net derivative gains (losses). Embedded derivatives in direct and assumed reinsurance contracts are reported in Future policyholders’ benefits and other policyholders’ liabilities and embedded derivatives in ceded reinsurance contracts are reported in the GMIB reinsurance contract asset, at fair value in the consolidated balance sheets.

Embedded derivatives fair values are determined based on the present value of projected future benefits minus the present value of projected future fees. At policy inception, a portion of the projected future guarantee fees to be collected from the policyholder equal to the present value of projected future guaranteed benefits is attributed to the embedded derivative. The percentage of fees included in the fair value measurement is locked-in at inception. Fees above those amounts represent “excess” fees and are reported in Policy charges and fee income.

Separate Accounts

Generally, Separate Accounts established under New York State and Arizona State Insurance Law are not chargeable with liabilities that arise from any other business of the Company. Separate Accounts assets are subject to General Account claims only to the extent Separate Accounts assets exceed separate accounts liabilities. Assets and liabilities of the Separate Account represent the net deposits and accumulated net investment earnings (loss) less fees, held primarily for the benefit of policyholders, and for which the Company does not bear the investment risk. Separate Accounts assets and liabilities are shown on separate lines in the consolidated balance sheets. Assets held in Separate Accounts are reported at quoted market values or, where quoted values are not readily available or accessible for these securities, their fair value measures most often are determined through the use of model pricing that effectively discounts prospective cash flows to present value using appropriate sector-adjusted credit spreads commensurate with the security’s duration, also taking into consideration issuer-specific credit quality and liquidity. Investment performance (including investment income, net investment gains (losses) and changes in unrealized gains (losses)) and the corresponding amounts credited to policyholders of such Separate Accounts are offset within the same line in the consolidated statements of income (loss). For 2019, 2018 and 2017, investment results of such Separate Accounts were gains (losses) of $22.9 billion, and $(7.2) billion and $16.7 billion, respectively.

Deposits to Separate Accounts are reported as increases in Separate Accounts assets and liabilities and are not reported in revenues or expenses. Mortality, policy administration and surrender charges on all policies including those funded by Separate Accounts are included in revenues.

The Company reports the General Account’s interests in Separate Accounts as Other trading in the consolidated balance sheets.

Broker-Dealer Revenues, Receivables and Payables

Certain of the Company’s subsidiaries provide investment management, brokerage and distribution services for affiliates and third parties. Third-party revenues earned from these services are reported in Other income in the Company’s consolidated statement of income (loss).

Receivables from and payables to clients include amounts due on cash and margin transactions. Securities owned by customers are held as collateral for receivables; such collateral is not reflected in the consolidated financial statements.

Internal-use Software

Capitalized internal-use software, included in Other assets in the consolidated balance sheets, is amortized on a straight-line basis over the estimated useful life of the software that ranges between three and five years. Capitalized amounts are periodically tested for impairment in accordance with the guidance on impairment of long-lived assets. An immediate charge to earnings is recognized if capitalized software costs no longer are deemed to be recoverable. In addition, service potential is periodically reassessed to determine whether facts and circumstances have compressed the software’s useful life such that acceleration of amortization over a shorter period than initially determined would be required.

Capitalized internal-use software, net of accumulated amortization, amounted to $126 million and $115 million at December 31, 2019 and 2018, respectively, and is recorded in Other assets in the Consolidated balance sheets. Amortization of capitalized internal-use software in 2019, 2018 and 2017 was $36 million, $35 million and $37 million, respectively, recorded in other Operating costs and expenses in the consolidated statements of income (loss).

Long-term Debt

Liabilities for long-term debt are primarily carried at an amount equal to unpaid principal balance, net of unamortized discount or premium and debt issue costs. Original-issue discount or premium and debt-issue costs are recognized as a component of interest expense over the period the debt is expected to be outstanding, using the interest method of amortization. Interest expense is generally presented within Interest expense in the consolidated statements of income (loss).

Income Taxes

The Company files as part of a consolidated Federal income tax return. The Company provides for federal and state income taxes currently payable, as well as those deferred due to temporary differences between the financial reporting and tax bases of assets and liabilities. Current federal income taxes are charged or credited to operations based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year. Deferred income tax assets and liabilities are recognized based on the difference between financial statement carrying amounts and income tax bases of assets and liabilities using enacted income tax rates and laws. Valuation allowances are established when management determines, based on available information, that it is more likely than not that deferred tax assets will not be realized.

Under accounting for uncertainty in income taxes guidance, the Company determines whether it is more likely than not that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded in the consolidated financial statements. Tax positions are then measured at the largest amount of benefit that is greater than 50% likely of being realized upon settlement.

Recognition of Investment Management and Service Fees and Related Expenses

Investment management, advisory and service fees

Reported as Investment management and service fees in the Company’s consolidated statements of income (loss) are investment management and administrative service fees earned by AXA Equitable Funds Management Group, LLC (“Equitable FMG”) as well as certain asset-based fees associated with insurance contracts.

Equitable FMG provides investment management and administrative services, such as fund accounting and compliance services, to AXA Premier VIP Trust (“Equitable Premier VIP Trust”), EQ Advisors Trust (“EQAT”) and 1290 Funds as well as two private investment trusts established in the Cayman Islands, AXA Allocation Funds Trust and AXA Offshore Multimanager Funds Trust (collectively, the “Other AXA Trusts”). The contracts supporting these revenue streams create a distinct, separately identifiable performance obligation for each day the assets are managed for the performance of a series of services that are substantially the same and have the same pattern of transfer to the customer. Accordingly, these investment management, advisory, and administrative service base fees are recorded over time as services are performed and entitle the Company to variable consideration. Base fees, generally calculated as a percentage of assets under management (“AUM”), are recognized as revenue at month-end when the transaction price no longer is variable and the value of the consideration is determined. These fees are not subject to claw back and there is minimal probability that a significant reversal of the revenue recorded will occur.

Sub-advisory and sub-administrative expenses associated with these services are calculated and recorded as the related services are performed in Other operating costs and expense in the consolidated statements of income (loss) as the Company is acting in a principal capacity in these transactions and, as such, reflects these revenues and expenses on a gross basis.

Distribution services

Revenues from distribution services include fees received as partial reimbursement of expenses incurred in connection with the sale of certain mutual funds and the 1290 Funds and for the distribution primarily of EQAT and Equitable Trust shares to Separate Accounts in connection with the sale of variable life and annuity contracts. The amount and timing of revenues recognized from performance of these distribution services often is dependent upon the contractual arrangements with the customer and the specific product sold as further described below.

Most open-end management investment companies, such as U.S. funds and the EQAT and Equitable Trusts and the 1290 Funds, have adopted a plan under Rule 12b-1 of the Investment Company Act that allows for certain share classes to pay out of assets, distribution and service fees for the distribution and sale of its shares (“12b-1 Fees”). These open-end management investment companies have such agreements with the Company, and the Company has selling and distribution agreements pursuant to which it pays sales commissions to the financial intermediaries that distribute the shares. These agreements may be terminated by either party upon notice (generally 30 days) and do not obligate the financial intermediary to sell any specific amount of shares.

The Company records 12b-1 fees monthly based upon a percentage of the net asset value (“NAV”) of the funds. At month-end, the variable consideration of the transaction price is no longer constrained as the NAV can be calculated and the value of consideration is determined. These services are separate and distinct from other asset management services as the customer can benefit from these services independently of other services. The Company accrues the corresponding 12b-1 fees paid to sub-distributors monthly as the expenses are incurred. The Company is acting in a principal capacity in these transactions; as such, these revenues and expenses are recorded on a gross basis in the consolidated statements of income (loss).

Other revenues

Also reported as Investment management and service fees in the Company’s consolidated statements of income (loss) are other revenues from contracts with customers, primarily consisting of mutual fund reimbursements and other brokerage income.

Other income

Revenues from contracts with customers reported as Other Income in the Company’s consolidated statements of income (loss) primarily consist of advisory account fees and brokerage commissions from the Company’s subsidiary broker-dealer operations and sales commissions from the Company’s general agent for the distribution of non-affiliate insurers’ life insurance and annuity products. These revenues are recognized at month-end when constraining factors, such as AUM and product mix, are resolved and the transaction pricing no longer is variable such that the value of consideration can be determined.

Discontinued Operations

The results of operations of a component of the Company that has been disposed of are reported in discontinued operations if certain criteria are met; such as if the disposal represents a strategic shift that has or will have a major effect on the Company’s operations and financial results. The results of AB for the year ended December 31, 2019, are reported in the Company’s consolidated statements of income (loss) as Net income (loss) from discontinued operations, net of taxes and noncontrolling interest. Intercompany transactions between the Company and AB prior to the disposal have been eliminated. See Note 19 for information on discontinued operations and transactions with AB.

Accounting and Consolidation of Variable Interest Entities (“VIEs”)

For all new investment products and entities developed by the Company (other than Collateralized Debt Obligations (“CDOs”)), the Company first determines whether the entity is a VIE, which involves determining an entity’s variability and variable interests, identifying the holders of the equity investment at risk and assessing the five characteristics of a VIE. Once an entity has been determined to be a VIE, the Company then identifies the primary beneficiary of the VIE. If the Company is deemed to be the primary beneficiary of the VIE, then the Company consolidates the entity.

Management of the Company reviews quarterly its investment management agreements and its investments in, and other financial arrangements with, certain entities that hold client assets under management (“AUM”) to determine the entities that the Company is required to consolidate under this guidance. These entities include certain mutual fund products, hedge funds, structured products, group trusts, collective investment trusts and limited partnerships.

The analysis performed to identify variable interests held, determine whether entities are VIEs or VOEs, and evaluate whether the Company has a controlling financial interest in such entities requires the exercise of judgment and is updated on a continuous basis as circumstances change or new entities are developed. The primary beneficiary evaluation generally is performed qualitatively based on all facts and circumstances, including consideration of economic interests in the VIE held directly and indirectly through related parties and entities under common control, as well as quantitatively, as appropriate.

At December 31, 2019 and 2018, respectively, the Company held approximately $1.1 billion and $1.1 billion of investment assets in the form of equity interests issued by non-corporate legal entities determined under the guidance to be VIEs, such as limited partnerships and limited liability companies, including hedge funds, private equity funds and real estate-related funds. As an equity investor, the Company is considered to have a variable interest in each of these VIEs as a result of its participation in the risks and/or rewards these funds were designed to create by their defined portfolio objectives and strategies. Primarily through qualitative assessment, including consideration of related party interests or other financial arrangements, if any, the Company was not identified as primary beneficiary of any of these VIEs, largely due to its inability to direct the activities that most significantly impact their economic performance. Consequently, the Company continues to reflect these equity interests in the consolidated balance sheets as Other equity investments and to apply the equity method of accounting for these positions. The net assets of these non-consolidated VIEs are $160.2 billion and $166.1 billion at December 31, 2019 and 2018, respectively. The Company’s maximum exposure to loss from its direct involvement with these VIEs is the carrying value of its investment of $1.1 billion and $1.1 billion and approximately $1.1 billion and $916 million of unfunded commitments at December 31, 2019 and 2018, respectively. The Company has no further economic interest in these VIEs in the form of guarantees, derivatives, credit enhancements or similar instruments and obligations.

Redeemable noncontrolling interests are presented in mezzanine equity and non-redeemable noncontrolling interests are presented within permanent equity.

At December 31, 2019 and 2018, the Company consolidated one real estate joint venture for which it was identified as the primary beneficiary under the VIE model. The consolidated entity is jointly owned by Equitable Life and AXA France and holds an investment in a real estate venture. Included in the Company’s consolidated balance sheets at December 31, 2019 and 2018 are total assets of $32 million and $36 million, respectively related to this VIE, primarily resulting from the consolidated presentation of Real estate held for production of income. In addition, Real estate held for production of income reflects $(5) million as related to one non-consolidated joint venture at December 31, 2019 and $16 million income as related to two non-consolidated joint ventures at December 31, 2018.

Assumption Updates and Model Changes

The Company conducts its annual review of its assumptions and models during the third quarter of each year. The annual review encompasses assumptions underlying the valuation of unearned revenue liabilities, embedded derivatives for our insurance business, liabilities for future policyholder benefits, DAC and deferred sales inducement assets (“DSI”). As a result of this review, some assumptions were updated, resulting in increases and decreases in the carrying values of these product liabilities and assets.

The net impact of assumption changes in the third quarter of 2019 decreased Policy charges and fee income by $11 million, increased Policyholders’ benefits by $886 million, increased Net derivative losses by $548 million, decreased Interest credited to policyholders’ account balances by $14 million and decreased the Amortization of DAC by $77 million. This resulted in a decrease in Income (loss) from operations, before income taxes of $1.4 billion and decreased Net income (loss) by $1.1 billion. There was no material impact from model changes during the third quarter of 2019 to our Income (loss) from continuing operations, before income taxes or Net income (loss).

The net impact of assumption changes in the third quarter of 2018 decreased Policy charges and fee income by $12 million, decreased Policyholders’ benefits by $684 million, increased Net derivative losses by $1.1 billion, and decreased the Amortization of DAC by $165 million. This resulted in a decrease in the third quarter of 2018 in Income (loss) from operations, before income taxes of $228 million and decreased Net income (loss) by approximately $187 million. There was no material impact from model changes during the third quarter of 2018 to our Income (loss) from continuing operations, before income taxes or Net income (loss).

The net impact of assumption changes in 2017 increased Policyholders’ benefits by $23 million, decreased the Amortization of DAC by $247 million, decreased Policy charges and fee income by $88 million, increased the fair value of our GMIB reinsurance asset by $1.5 billion and decreased the fair value of the GMIBNLG liability by $447 million. This resulted in an increase in Income (loss) from operations, before income taxes of $1.7 billion and increased Net income by approximately $1.1 billion.

3)	INVESTMENTS

Fixed Maturities

The following tables provide information relating to fixed maturities classified as available-for-sale (“AFS”).

Available-for-Sale Fixed Maturities by Classification

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value	OTTI in AOCI(4)
	(in millions)
December 31, 2019:
Fixed Maturities:
Corporate(1)	$42,347	$2,178	$61	$44,464	$—
U.S. Treasury, government and agency	14,385	1,151	305	15,231	—
States and political subdivisions	584	68	3	649	—
Foreign governments	460	35	5	490	—
Residential mortgage-backed(2)	161	12	—	173	—
Asset-backed(3)	843	3	2	844	—
Redeemable preferred stock	498	18	5	511	—

Total at December 31, 2019	$59,278	$3,465	$381	$62,362	$—

December 31, 2018:
Fixed Maturities:
Corporate(1)	$26,690	$385	$699	$26,376	$—
U.S. Treasury, government and agency	13,646	143	454	13,335	—
States and political subdivisions	408	47	1	454	—
Foreign governments	515	17	13	519	—
Residential mortgage-backed(2)	193	9	—	202	—
Asset-backed(3)	600	1	11	590	2
Redeemable preferred stock	440	16	17	439	—

Total at December 31, 2018	$42,492	$618	$1,195	$41,915	$2

(1)	Corporate fixed maturities include both public and private issues.

(2)	Includes publicly traded agency pass-through securities and collateralized obligations.
(3)	Includes credit-tranched securities collateralized by sub-prime mortgages and other asset types and credit tenant loans.
(4)	Amounts represent OTTI losses in AOCI, which were not included in Net income (loss).

The contractual maturities of AFS fixed maturities at December 31, 2019 are shown in the table below. Bonds not due at a single maturity date have been included in the table in the final year of maturity. Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

Contractual Maturities of Available-for-Sale Fixed Maturities

	Amortized Cost	Fair Value
	(in millions)
December 31, 2019:
Due in one year or less	$3,729	$3,745
Due in years two through five	13,266	13,663
Due in years six through ten	16,527	17,606
Due after ten years	24,254	25,820

Subtotal	57,776	60,834
Residential mortgage-backed securities	161	173
Asset-backed securities	843	844
Redeemable preferred stock	498	511

Total at December 31, 2019	$59,278	$62,362

The following table shows proceeds from sales, gross gains (losses) from sales for AFS fixed maturities for the years ended December 31, 2019, 2018 and 2017:

Proceeds and Gains (Losses) on Sales for Available-for-Sale Fixed Maturities

	Years Ended December 31,
	2019	2018	2017
	(in millions)
Proceeds from sales	$8,702	$7,136	$7,232

Gross gains on sales	$229	$145	$98

Gross losses on sales	$(28)	$(103)	$211

Total OTTI	$—	$(37)	$(13)
Non-credit losses recognized in OCI	—	—	—

Credit losses recognized in net income (loss)	$—	$(37)	$(13)

The following table sets forth the amount of credit loss impairments on AFS fixed maturities held by the Company at the dates indicated and the corresponding changes in such amounts:

Available-for-Sale Fixed Maturities — Credit Loss Impairments

	Years Ended December 31,
	2019	2018
	(in millions)
Balance at January 1,	$(46)	$(10)
Previously recognized impairments on securities that matured, paid, prepaid or sold	31	1
Recognized impairments on securities impaired to fair value this period(1)	—	—
Impairments recognized this period on securities not previously impaired	—	(37)
Additional impairments this period on securities previously impaired	—	—
Increases due to passage of time on previously recorded credit losses	—	—
Accretion of previously recognized impairments due to increases in expected cash flows	—	—

Balance at December 31,	$(15)	$(46)

(1)

Represents circumstances where the Company determined in the current period that it intends to sell the security, or it is more likely than not that it will be required to sell the security before recovery of the security’s amortized cost.

Net unrealized investment gains (losses) on fixed maturities classified as AFS are included in the consolidated balance sheets as a component of AOCI.

Changes in net unrealized investment gains (losses) recognized in AOCI include reclassification adjustments to reflect amounts realized in Net income (loss) for the current period that had been part of OCI in earlier periods. The tables that follow below present a roll-forward of net unrealized investment gains (losses) recognized in AOCI:

Net Unrealized Gains (Losses) on Available-for-Sale Fixed Maturities

	Net Unrealized Gains (Losses) on Investments	DAC	Policyholders’ Liabilities	Deferred Income Tax Asset (Liability)	AOCI Gain (Loss) Related to Net Unrealized Investment Gains (Losses)
	(in millions)
Balance, January 1, 2019	$(577)	$39	$(55)	$125	$(468)
Net investment gains (losses) arising during the period	3,872	—	—	—	3,872
Reclassification adjustment:
Included in Net income (loss)	(211)	—	—	—	(211)
Excluded from Net income (loss)(1)	—	—	—	—	—
Impact of net unrealized investment gains (losses) on:
DAC	—	(870)	—	—	(870)
Deferred income taxes	—	—	—	(558)	(558)
Policyholders’ liabilities	—	—	(137)	—	(137)

Net unrealized investment gains (losses) excluding OTTI losses	3,084	(831)	(192)	(433)	1,628
Net unrealized investment gains (losses) with OTTI losses	—	—	—	—	—

Balance, December 31, 2019	$3,084	$(831)	$(192)	$(433)	$1,628

	Net Unrealized Gains (Losses) on Investments	DAC	Policyholders’ Liabilities	Deferred Income Tax Asset (Liability)	AOCI Gain (Loss) Related to Net Unrealized Investment Gains (Losses)
	(in millions)
Balance, January 1, 2018	$1,526	$(315)	$(232)	$(300)	$679
Net investment gains (losses) arising during the period	(2,098)	—	—	—	(2,098)
Reclassification adjustment:
Included in Net income (loss)	(5)	—	—	—	(5)
Excluded from Net income (loss)(1)	—	—	—	—	—
Impact of net unrealized investment gains (losses) on:
DAC	—	354	—	—	354
Deferred income taxes(2)	—	—	—	425	425
Policyholders’ liabilities	—	—	177	—	177

Net unrealized investment gains (losses) excluding OTTI losses	(577)	39	(55)	125	(468)
Net unrealized investment gains (losses) with OTTI losses	—	—	—	—	—

Balance, December 31, 2018	$(577)	$39	$(55)	$125	$(468)

(1)	Represents “transfers out” related to the portion of OTTI losses during the period that were not recognized in Net income (loss) for securities with no prior OTTI loss.
(2)	Includes a $86 million income tax benefit from the impact of adoption of ASU 2018-02.

The following tables disclose the fair values and gross unrealized losses of the 390 securities at December 31, 2019 and the 1,471 securities at December 31, 2018 that are not deemed to be other-than-temporarily impaired, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position for the specified periods at the dates indicated:

Continuous Gross Unrealized Losses for Available-for-Sale Fixed Maturities

	Less Than 12 Months		12 Months or Longer		Total
	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
	(in millions)
December 31, 2019:
Fixed Maturities:
Corporate	$2,669	$41	$366	$20	$3,035	$61
U.S. Treasury, government and agency	4,245	305	2	—	4,247	305
States and political subdivisions	123	3	—	—	123	3
Foreign governments	11	—	47	5	58	5
Asset-backed	319	—	201	2	520	2
Redeemable preferred stock	29	—	49	5	78	5

Total	$7,396	$349	$665	$32	$8,061	$381

	Less Than 12 Months		12 Months or Longer		Total
	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
	(in millions)
December 31, 2018:
Fixed Maturities:
Corporate	$8,369	$306	$6,161	$393	$14,530	$699
U.S. Treasury, government and agency	2,636	68	3,154	386	5,790	454
States and political subdivisions	—	—	19	1	19	1
Foreign governments	109	3	76	10	185	13
Residential mortgage-backed	—	—	13	—	13	—
Asset-backed	558	11	6	—	564	11
Redeemable preferred stock	160	12	31	5	191	17

Total	$11,832	$400	$9,460	$795	$21,292	$1,195

The Company’s investments in fixed maturities do not include concentrations of credit risk of any single issuer greater than 10% of the consolidated equity of the Company, other than securities of the U.S. government, U.S. government agencies, and certain securities guaranteed by the U.S. government. The Company maintains a diversified portfolio of corporate securities across industries and issuers and does not have exposure to any single issuer in excess of 0.6% of total corporate securities. The largest exposures to a single issuer of corporate securities held at December 31, 2019 and 2018 were $279 million and $210 million, respectively, representing 2.4% and 1.7% of the consolidated equity of the Company.

Corporate high yield securities, consisting primarily of public high yield bonds, are classified as other than investment grade by the various rating agencies, i.e., a rating below Baa3/BBB- or the National Association of Insurance Commissioners (“NAIC”) designation of 3 (medium investment grade), 4 or 5 (below investment grade) or 6 (in or near default). At December 31, 2019 and 2018, respectively, approximately $1.4 billion and $1.2 billion, or 2.3% and 2.9%, of the $59.3 billion and $42.5 billion aggregate amortized cost of fixed maturities held by the Company were considered to be other than investment grade. These securities had gross unrealized losses of $21 million and $30 million at December 31, 2019 and 2018, respectively.

At December 31, 2019 and 2018, respectively, the $32 million and $795 million of gross unrealized losses of twelve months or more were concentrated in corporate and U.S. Treasury, government and agency securities. In accordance with the policy described in Note 2, the Company concluded that an adjustment to income for OTTI for these securities was not warranted at either December 31, 2019 or 2018. At December 31, 2019, the Company did not intend to sell the securities nor will it likely be required to dispose of the securities before the anticipated recovery of their remaining amortized cost basis.

At December 31, 2019 and 2018, respectively, the fair value of the Company’s trading account securities was $6.6 billion and $15.2 billion. At December 31, 2019 and 2018, respectively, trading account securities included the General Account’s investment in Separate Accounts, which had carrying values of $58 million and $48 million.

Mortgage Loans

The payment terms of mortgage loans may from time to time be restructured or modified.

At December 31, 2019 and 2018, the carrying values of problem commercial mortgage loans on real estate that had been classified as non-accrual loans were $0 million and $19 million, respectively.

Allowances for credit losses for commercial mortgage loans were $0 million and $7 million for the years ended December 31, 2019 and 2018, respectively. There were no allowances for credit losses for agricultural mortgage loans in 2019 and 2018.

The following tables provide information relating to the loan-to-value and debt service coverage ratios for commercial and agricultural mortgage loans at December 31, 2019 and 2018. The values used in these ratio calculations were developed as part of the periodic review of the commercial and agricultural mortgage loan portfolio, which includes an evaluation of the underlying collateral value.

Mortgage Loans by Loan-to-Value and Debt Service Coverage Ratios

	Debt Service Coverage Ratio(1)
Loan-to-Value Ratio(2):	Greater than 2.0x	1.8x to 2.0x	1.5x to 1.8x	1.2x to 1.5x	1.0x to 1.2x	Less than 1.0x	Total Mortgage Loans
	(in millions)
December 31, 2019:
Commercial Mortgage Loans:
0% - 50%	$887	$38	$214	$24	$—	$—	$1,163
50% - 70%	4,097	1,195	1,118	795	242	—	7,447
70% - 90%	251	98	214	154	46	—	763
90% plus	—	—	—	—	—	—	—

Total Commercial Mortgage Loans	$5,235	$1,331	$1,546	$973	$288	$—	$9,373

Agricultural Mortgage Loans:
0% - 50%	$322	$104	$241	$545	$321	$50	$1,583
50% - 70%	82	87	236	426	251	33	1,115
70% - 90%	—	—	—	19	—	—	19
90% plus	—	—	—	—	—	—	—

Total Agricultural Mortgage Loans	$404	$191	$477	$990	$572	$83	$2,717

Total Mortgage Loans:
0% - 50%	$1,209	$142	$455	$569	$321	$50	$2,746
50% - 70%	4,179	1,282	1,354	1,221	493	33	8,562
70% - 90%	251	98	214	173	46	—	782
90% plus	—	—	—	—	—	—	—

Total Mortgage Loans	$5,639	$1,522	$2,023	$1,963	$860	$83	$12,090

December 31, 2018:
Commercial Mortgage Loans:
0% - 50%	$780	$21	$247	$24	$—	$—	$1,072
50% - 70%	4,908	656	1,146	325	151	—	7,186
70% - 90%	260	—	117	370	98	—	845
90% plus	—	—	—	27	—	—	27

Total Commercial Mortgage Loans	$5,948	$677	$1,510	$746	$249	$—	$9,130

Agricultural Mortgage Loans:
0% - 50%	$282	$147	$267	$543	$321	$51	$1,611
50% - 70%	112	46	246	379	224	31	1,038
70% - 90%	—	—	—	19	27	—	46
90% plus	—	—	—	—	—	—	—

Total Agricultural Mortgage Loans	$394	$193	$513	$941	$572	$82	$2,695

	Debt Service Coverage Ratio(1)
Loan-to-Value Ratio(2):	Greater than 2.0x	1.8x to 2.0x	1.5x to 1.8x	1.2x to 1.5x	1.0x to 1.2x	Less than 1.0x	Total Mortgage Loans
	(in millions)

Total Mortgage Loans:
0% - 50%	$1,062	$168	$514	$567	$321	$51	$2,683
50% - 70%	5,020	702	1,392	704	375	31	8,224
70% - 90%	260	—	117	389	125	—	891
90% plus	—	—	—	27	—	—	27

Total Mortgage Loans	$6,342	$870	$2,023	$1,687	$821	$82	$11,825

(1)	The debt service coverage ratio is calculated using the most recently reported operating income results from property operations divided by annual debt service.
(2)	The loan-to-value ratio is derived from current loan balance divided by the fair value of the property. The fair value of the underlying commercial properties is updated annually.

The following table provides information relating to the aging analysis of past due mortgage loans at December 31, 2019 and 2018, respectively:

Age Analysis of Past Due Mortgage Loans

	30-59 Days	60-89 Days	90 Days or More	Total	Current	Total Financing Receivables	Recorded Investment 90 Days or More and Accruing
	(in millions)
December 31, 2019:
Commercial	$—	$—	$—	$—	$9,373	$9,373	$—
Agricultural	57	1	66	124	2,593	2,717	66

Total Mortgage Loans	$57	$1	$66	$124	$11,966	$12,090	$66

December 31, 2018:
Commercial	$—	$—	$27	$27	$9,103	$9,130	$—
Agricultural	18	8	42	68	2,627	2,695	40

Total Mortgage Loans	$18	$8	$69	$95	$11,730	$11,825	$40

Net Investment Income (Loss)

The following table breaks out Net investment income (loss) by asset category:

	Years Ended December 31
	2019	2018	2017
	(in millions)

Fixed maturities	$1,902	$1,540	$1,365
Mortgage loans on real estate	540	494	453
Real estate held for the production of income	(2)	(6)	2
Other equity investments	74	123	169
Policy loans	198	201	205
Trading securities	712	128	258
Other investment income	18	69	54

Gross investment income (loss)	3,442	2,549	2,506
Investment expenses	(144)	(71)	(65)

Net investment income (loss)	$3,298	$2,478	$2,441

Net unrealized and realized gains (losses) on trading account equity securities are included in Net investment income (loss) in the Consolidated Statements of Income (Loss). The table below shows a breakdown of Net investment income (loss) from trading account securities during the years ended December 31, 2019, 2018 and 2017:

Net Investment Income (Loss) from Trading Securities

	Years Ended December 31,
	2019	2018	2017
	(in millions)

Net investment gains (losses) recognized during the period on securities held at the end of the period	$422	$(174)	$63
Net investment gains (losses) recognized on securities sold during the period	7	(24)	(19)
Unrealized and realized gains (losses) on trading securities	429	(198)	44
Interest and dividend income from trading securities	283	326	214

Net investment income (loss) from trading securities	$712	$128	$258

Investment Gains (Losses), Net

Investment gains (losses), net including changes in the valuation allowances and OTTI are as follows:

	Years Ended December 31,
	2019	2018	2017
	(in millions)

Fixed maturities	$203	$6	$(130)
Mortgage loans on real estate	(1)	—	2
Real estate held for the production of income	3	—	—
Other equity investments	—	—	3
Other	1	(2)	—

Investment gains (losses), net	$206	$4	$(125)

For the years ended December 31, 2019, 2018 and 2017, respectively, investment results passed through to certain participating group annuity contracts as Interest credited to policyholders’ account balances totaled $2 million, $3 million and $3 million.

4)	DERIVATIVES

The Company uses derivatives as part of its overall asset/liability risk management primarily to reduce exposures to equity market and interest rate risks. Derivative hedging strategies are designed to reduce these risks from an economic perspective and are all executed within the framework of a “Derivative Use Plan” approved by applicable states’ insurance law. Derivatives are generally not accounted for using hedge accounting, with the exception of Treasury Inflation-Protected Securities (“TIPS”), which is discussed further below. Operation of these hedging programs is based on models involving numerous estimates and assumptions, including, among others, mortality, lapse, surrender and withdrawal rates, election rates, fund performance, market volatility and interest rates. A wide range of derivative contracts are used in these hedging programs, including exchange traded equity, currency and interest rate futures contracts, total return and/or other equity swaps, interest rate swap and floor contracts, bond and bond-index total return swaps, swaptions, variance swaps and equity options, credit and foreign exchange derivatives, as well as bond and repo transactions to support the hedging. The Company bought interest rate swaptions during the second quarter of 2019 to reduce the impact of unfavorable changes in interest rates. The derivative contracts are collectively managed in an effort to reduce the economic impact of unfavorable changes in guaranteed benefits’ exposures attributable to movements in capital markets. In addition, as part of its hedging strategy, the Company targets an asset level for all variable annuity products at or above a CTE98 level under most economic scenarios (CTE is a statistical measure of tail risk which quantifies the total asset requirement to sustain a loss if an event outside a given probability level has occurred. CTE98 denotes the financial resources a company would need to cover the average of the worst 2% of scenarios.)

Derivatives Utilized to Hedge Exposure to Variable Annuities with Guarantee Features

The Company has issued and continues to offer variable annuity products with GMxB features. The risk associated with the GMDB feature is that under-performance of the financial markets could result in GMDB benefits, in the event of death, being higher than what accumulated policyholders’ account balances would support. The risk associated with the GMIB feature is that under-performance of the financial markets could result in the present value of GMIB, in the event of annuitization, being higher than what accumulated policyholders’ account balances would support, taking into account the relationship between current annuity purchase rates and the GMIB guaranteed annuity purchase rates. The risk associated with products that have a GMxB derivative features liability is that under-performance of the financial markets could result in the GMxB derivative features’ benefits being higher than what accumulated policyholders’ account balances would support.

For GMxB features, the Company retains certain risks including basis, credit spread and some volatility risk and risk associated with actual versus expected actuarial assumptions for mortality, lapse and surrender, withdrawal and policyholder election rates, among other things. The derivative contracts are managed to correlate with changes in the value of the GMxB features that result from financial markets movements. A portion of exposure to realized equity volatility is hedged using equity options and variance swaps and a portion of exposure to credit risk is hedged using total return swaps on fixed income indices. Additionally, the Company is party to total return swaps for which the reference U.S. Treasury securities are contemporaneously purchased from the market and sold to the swap counterparty. As these transactions result in a transfer of control of the U.S. Treasury securities to the swap counterparty, the Company derecognizes these securities with consequent gain or loss from the sale. The Company has also purchased reinsurance contracts to mitigate the risks associated with GMDB features and the impact of potential market fluctuations on future policyholder elections of GMIB features contained in certain annuity contracts issued by the Company. The reinsurance of the GMIB features is accounted for as a derivative.

The Company has in place an economic hedge program using interest rate swaps and treasury futures to partially protect the overall profitability of future variable annuity sales against declining interest rates.

Derivatives Utilized to Hedge Crediting Rate Exposure on SCS, SIO, MSO and IUL Products/Investment Options

The Company hedges crediting rates in the Structured Capital Strategies (“SCS”) variable annuity, Structured Investment Option in the EQUI-VEST variable annuity series (“SIO”), Market Stabilizer Option (“MSO”) in the variable life insurance products and Indexed Universal Life (“IUL”) insurance products. These products permit the contract owner to participate in the performance of an index, ETF or commodity price movement up to a cap for a set period of time. They also contain a protection feature, in which the Company will absorb, up to a certain percentage, the loss of value in an index, ETF or commodity price, which varies by product segment.

In order to support the returns associated with these features, the Company enters into derivative contracts whose payouts, in combination with fixed income investments, emulate those of the index, ETF or commodity price, subject to caps and buffers, thereby substantially reducing any exposure to market-related earnings volatility.

Derivatives Used to Hedge Equity Market Risks Associated with the General Account’s Seed Money Investments in Retail Mutual Funds

The Company’s General Account seed money investments in retail mutual funds expose us to market risk, including equity market risk which is partially hedged through equity-index futures contracts to minimize such risk.

Derivatives Used to Hedge Universal Life Products with Secondary Guarantee (“ULSG”) Policy

The Company implemented a hedge program using fixed income total return swaps to mitigate the interest rate exposure in ULSG statutory liability.

Derivatives Used for General Account Investment Portfolio

The Company maintains a strategy in its General Account investment portfolio to replicate the credit exposure of fixed maturity securities otherwise permissible for investment under its investment guidelines through the sale of credit default swaps (“CDSs”). Under the terms of these swaps, the Company receives quarterly fixed premiums that, together with any initial amount paid or received at trade inception, replicate the credit spread otherwise currently obtainable by purchasing the referenced entity’s bonds of similar maturity. These credit derivatives generally have remaining terms of five years or less and are recorded at fair value with changes in fair value, including the yield component that emerges from initial amounts paid or received, reported in Net derivative gains (losses).

The Company manages its credit exposure taking into consideration both cash and derivatives based positions and selects the reference entities in its replicated credit exposures in a manner consistent with its selection of fixed maturities. In addition, the Company generally transacts the sale of CDSs in single name reference entities of investment grade credit quality and with counterparties subject to collateral posting requirements. If there is an event of default by the reference entity or other such credit event as defined under the terms of the swap contract, the Company is obligated to perform under the credit derivative and, at the counterparty’s option, either pay the referenced amount of the contract less an auction-determined recovery amount or pay the referenced amount of the contract and receive in return the defaulted or similar security of the reference entity for recovery by sale at the contract settlement auction.

To date, there have been no events of default or circumstances indicative of a deterioration in the credit quality of the named referenced entities to require or suggest that the Company will have to perform under these CDSs. The maximum potential amount of future payments the Company could be required to make under these credit derivatives is limited to the par value of the referenced securities which is the dollar or euro-equivalent of the derivative’s notional amount. The Standard North American CDS Contract (“SNAC”) or Standard European Corporate Contract (“STEC”) under which the Company executes these CDS sales transactions does not contain recourse provisions for recovery of amounts paid under the credit derivative.

The Company purchased 30-year TIPS and other sovereign bonds, both inflation-linked and non-inflation linked, as General Account investments and enters into asset or cross-currency basis swaps, to result in payment of the given bond’s coupons and principal at maturity in the bond’s specified currency to the swap counterparty in return for fixed dollar amounts. These swaps, when considered in combination with the bonds, together result in a net position that is intended to replicate a dollar-denominated fixed-coupon cash bond with a yield higher than a term-equivalent U.S. Treasury bond.

In June 2019, the Company terminated a program to mitigate its duration gap using total return swaps for which the reference U.S. Treasury securities are sold to the swap counterparty under arrangements economically similar to repurchase agreements. The Company terminated $3.9 billion, in notional, of total return swaps reported in other invested assets in the Company’s balance sheet. The terminated total return swaps had a gain of $121 million.

The tables below present quantitative disclosures about the Company’s derivative instruments, including those embedded in other contracts required to be accounted for as derivative instruments:

Derivative Instruments by Category

	At December 31, 2019
		Fair Value
	Notional Amount	Asset Derivatives	Liability Derivatives	Gains (Losses) Reported in Net Income (Loss) Year Ended December 31, 2019
	(in millions)
Freestanding Derivatives(1)(2):
Equity contracts:
Futures	$3,510	$—	$—	$(1,294)
Swaps	17,064	9	279	(2,405)
Options	47,766	5,080	1,749	2,211
Interest rate contracts:
Swaps	23,700	467	523	2,037
Futures	20,424	—	—	139
Swaptions	3,201	16	—	(35)
Credit contracts:
Credit default swaps	1,232	18	—	16

	At December 31, 2019
		Fair Value
	Notional Amount	Asset Derivatives	Liability Derivatives	Gains (Losses) Reported in Net Income (Loss) Year Ended December 31, 2019
	(in millions)
Other freestanding contracts:
Foreign currency contracts	$501	$3	$—	$(9)
Margin	—	140	—	—
Collateral	—	72	3,001	—

Embedded Derivatives(2):
GMIB reinsurance contracts	—	2,466	—	500
GMxB derivative features liability(3)	—	—	8,246	(2,428)
SCS, SIO, MSO and IUL indexed features(4)	—	—	3,150	(2,552)

Total	$117,398	$8,271	$16,948	$(3,820)

(1)	Reported in Other invested assets in the consolidated balance sheets.
(2)	Reported in Net derivative gains (losses) in the consolidated statements of income (loss).
(3)	Reported in Future policy benefits and other policyholders’ liabilities in the consolidated balance sheets.
(4)	SCS, SIO, MSO and IUL indexed features are reported in Policyholders’ account balances in the consolidated balance sheets.

Derivative Instruments by Category

	At December 31, 2018
		Fair Value
	Notional Amount	Asset Derivatives	Liability Derivatives	Gains (Losses) Reported in Net Income (Loss) Year Ended December 31, 2018
	(in millions)
Freestanding Derivatives(1)(2):
Equity contracts:
Futures	$10,411	$—	$—	$550
Swaps	7,697	140	168	675
Options	21,698	2,119	1,163	(899)
Interest rate contracts:
Swaps	27,003	632	194	(456)
Futures	11,448	—	—	118
Credit contracts:
Credit default swaps	1,282	17	—	(3)
Other freestanding contracts:
Foreign currency contracts	2,097	27	14	6
Margin	—	7	5	—
Collateral	—	3	1,564	—

Embedded Derivatives(2):
GMIB reinsurance contracts	—	1,991	—	(1,068)
GMxB derivative features liability(3)	—	—	5,431	(786)
SCS, SIO, MSO and IUL indexed features(4)	—	—	687	853

Total	$81,636	$4,936	$9,226	$(1,010)

(1)	Reported in Other invested assets in the consolidated balance sheets.

(2)	Reported in Net derivative gains (losses) in the consolidated statements of income (loss).
(3)	Reported in Future policy benefits and other policyholders’ liabilities in the consolidated balance sheets.
(4)	SCS, SIO, MSO and IUL indexed features are reported in Policyholders’ account balances in the consolidated balance sheets.

Equity-Based and Treasury Futures Contracts Margin

All outstanding equity-based and treasury futures contracts at December 31, 2019 are exchange-traded and net settled daily in cash. At December 31, 2019, the Company had open exchange-traded futures positions on: (i) the S&P 500, Russell 2000 and Emerging Market indices, having initial margin requirements of $58 million, (ii) the 2-year, 5-year and 10-year U.S. Treasury Notes on U.S. Treasury bonds and ultra-long bonds, having initial margin requirements of $165 million and (iii) the Euro Stoxx, FTSE 100, Topix, ASX 200 and European, Australasia, and Far East (“EAFE”) indices as well as corresponding currency futures on the Euro/U.S. dollar, Pound/U.S. dollar, Australian dollar/U.S. dollar, and Yen/U.S. dollar, having initial margin requirements of $60 million.

Collateral Arrangements

The Company generally has executed a CSA under the ISDA Master Agreement it maintains with each of its over-the-counter (“OTC”) derivative counterparties that requires both posting and accepting collateral either in the form of cash or high-quality securities, such as U.S. Treasury securities, U.S. government and government agency securities and investment grade corporate bonds. The Company nets the fair value of all derivative financial instruments with counterparties for which an ISDA Master Agreement and related CSA have been executed. At December 31, 2019 and 2018, respectively, the Company held $3.0 billion and $1.6 billion in cash and securities collateral delivered by trade counterparties, representing the fair value of the related derivative agreements. The unrestricted cash collateral is reported in Other invested assets. The Company posted collateral of $72 million and $3 million at December 31, 2019 and 2018, respectively, in the normal operation of its collateral arrangements.

Securities Repurchase and Reverse Repurchase Transactions

Securities repurchase and reverse repurchase transactions are conducted by the Company under a standardized securities industry master agreement, amended to suit the requirements of each respective counterparty. The Company’s securities repurchase and reverse repurchase agreements are accounted for as secured borrowing or lending arrangements, respectively and are reported in the consolidated balance sheets on a gross basis. At December 31, 2019 and 2018, the balance outstanding under securities repurchase transactions was $0 million and $573 million, respectively. The Company utilized these repurchase and reverse repurchase agreements for asset liability and cash management purposes. For other instruments used for asset liability management purposes, see “Obligations under Funding Agreements” in Note 17 , Commitments and Contingent Liabilities.

The following table presents information about the Company’s offsetting of financial assets and liabilities and derivative instruments at December 31, 2019:

Offsetting of Financial Assets and Liabilities and Derivative Instruments

At December 31, 2019

	Gross Amount Recognized	Gross Amount Offset in the Balance Sheets	Net Amount Presented in the Balance Sheets	Gross Amount not Offset in the Balance Sheets(1)	Net Amount
	(in millions)
Assets:
Total derivatives	$5,804	$5,429	$375	$(77)	$298
Other financial instruments	1,754	—	1,754	—	1,754

Other invested assets	$7,558	$5,429	$2,129	$(77)	$2,052

Liabilities:
Total derivatives	$5,474	$5,429	$45	$—	$45
Other financial liabilities	1,723	—	1,723	—	1,723

Other liabilities	$7,197	$5,429	$1,768	$—	$1,768

(1)	Includes primarily financial instrument sent (held).

The Company had no Securities sold under agreement to repurchase at December 31, 2019.

The following table presents information about the Company’s offsetting of financial assets and liabilities and derivative instruments at December 31, 2018.

Offsetting of Financial Assets and Liabilities and Derivative Instruments

At December 31, 2018

	Gross Amount Recognized	Gross Amount Offset in the Balance Sheets	Net Amount Presented in the Balance Sheets	Gross Amount not Offset in the Balance Sheets(4)	Net Amount
	(in millions)
Assets:
Total derivatives	$2,946	$2,912	$34	$—	$34
Other financial instruments	1,520	—	1,520	—	1,520

Other invested assets	$4,466	$2,912	$1,554	$—	$1,554

Liabilities:
Total derivatives	$3,109	$2,912	$197	$—	$197
Other financial liabilities	1,263	—	1,263	—	1,263

Other liabilities	$4,372	$2,912	$1,460	$—	$1,460

Securities sold under agreement to repurchase(1)(2)(3)	$571	$—	$571	$(588)	$(17)

(1)	Excludes expense of $2 million in Securities sold under agreement to repurchase on the consolidated balance sheets.
(2)	U.S. Treasury and agency securities are in Fixed maturities available-for-sale on the consolidated balance sheets.
(3)	Cash is included in Cash and cash equivalents on consolidated balance sheets.
(4)	Includes primarily financial instrument sent (held).

The following table presents information about repurchase agreements accounted for as secured borrowings in the consolidated balance sheets at December 31, 2018:

Repurchase Agreement Accounted for as Secured Borrowings

At December 31, 2018

	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Up to 30 days	30-90 days	Greater Than 90 days	Total
	(in millions)
Securities sold under agreement to repurchase(1)
U.S. Treasury and agency securities	$—	$571	$—	$—	$571

Total	$—	$571	$—	$—	$571

(1)	Excludes expense of $2 million in Securities sold under agreement to repurchase on the consolidated balance sheets.

5)	CLOSED BLOCK

As a result of demutualization, the Company’s Closed Block was established in 1992 for the benefit of certain individual participating policies that were in force on that date. Assets, liabilities and earnings of the Closed Block are specifically identified to support its participating policyholders.

Assets allocated to the Closed Block inure solely to the benefit of the Closed Block policyholders and will not revert to the benefit of the Company. No reallocation, transfer, borrowing or lending of assets can be made between the Closed Block and other portions of the Company’s General Account, any of its Separate Accounts or any affiliate of the Company without the approval of the New York State Department of Financial Services (the “NYDFS”). Closed Block assets and liabilities are carried on the same basis as similar assets and liabilities held in the General Account.

The excess of Closed Block liabilities over Closed Block assets (adjusted to exclude the impact of related amounts in AOCI) represents the expected maximum future post-tax earnings from the Closed Block that would be recognized in income from continuing operations over the period the policies and contracts in the Closed Block remain in force. As of January 1, 2001, the Company has developed an actuarial calculation of the expected timing of the Closed Block’s earnings.

If the actual cumulative earnings from the Closed Block are greater than the expected cumulative earnings, only the expected earnings will be recognized in net income. Actual cumulative earnings in excess of expected cumulative earnings at any point in time are recorded as a policyholder dividend obligation because they will ultimately be paid to Closed Block policyholders as an additional policyholder dividend unless offset by future performance that is less favorable than originally expected. If a policyholder dividend obligation has been previously established and the actual Closed Block earnings in a subsequent period are less than the expected earnings for that period, the policyholder dividend obligation would be reduced (but not below zero). If, over the period the policies and contracts in the Closed Block remain in force, the actual cumulative earnings of the Closed Block are less than the expected cumulative earnings, only actual earnings would be recognized in income from continuing operations. If the Closed Block has insufficient funds to make guaranteed policy benefit payments, such payments will be made from assets outside the Closed Block.

Many expenses related to Closed Block operations, including amortization of DAC, are charged to operations outside of the Closed Block; accordingly, net revenues of the Closed Block do not represent the actual profitability of the Closed Block operations. Operating costs and expenses outside of the Closed Block are, therefore, disproportionate to the business outside of the Closed Block.

Summarized financial information for the Company’s Closed Block is as follows:

	December 31,
	2019	2018
	(in millions)
Closed Block Liabilities:
Future policy benefits, policyholders’ account balances and other	$6,478	$6,709
Policyholder dividend obligation	2	—
Other liabilities	38	47

Total Closed Block liabilities	6,518	6,756

Assets Designated to the Closed Block:
Fixed maturities available-for-sale, at fair value (amortized cost of $3,558 and $3,680)	3,754	3,672
Mortgage loans on real estate, net of valuation allowance of $— and $—	1,759	1,824
Policy loans	706	736
Cash and other invested assets	82	76
Other assets	145	179

Total assets designated to the Closed Block	6,446	6,487

Excess of Closed Block liabilities over assets designated to the Closed Block	72	269
Amounts included in Accumulated other comprehensive income (loss):
Net unrealized investment gains (losses), net of policyholders’ dividend obligation: $(2) and $0; and net of income tax: $41 and $0	164	8

Maximum future earnings to be recognized from closed block assets and liabilities	$236	$277

The Company’s Closed Block revenues and expenses were as follows:

	Years ended December 31,
	2019	2018	2017
	(in millions)
Revenues:
Premiums and other income	$182	$194	$224
Net investment income (loss)	278	291	314
Investment gains (losses), net	(1)	(3)	(20)

Total revenues	459	482	518

Benefits and Other Deductions:
Policyholders’ benefits and dividends	439	471	537
Other operating costs and expenses	2	3	2

Total benefits and other deductions	441	474	539

Net income (loss), before income taxes	18	8	(21)
Income tax (expense) benefit	(2)	(3)	(36)

Net income (loss)	$16	$5	$(57)

A reconciliation of the Company’s policyholder dividend obligation follows:

	December 31,
	2019	2018	2017
	(in millions)

Balance, beginning of year	$—	$19	$52
Unrealized investment gains (losses)	2	(19)	(33)

Balance, end of year	$2	$—	$19

6)	DAC AND POLICYHOLDER BONUS INTEREST CREDITS

Changes in the deferred policy acquisition cost asset for the years ended December 31, 2019, 2018 and 2017 were as follows:

	Years Ended December 31,
	2019	2018	2017
	(in millions)

Balance, beginning of year	$5,011	$4,492	$5,025
Capitalization of commissions, sales and issue expenses	648	597	578
Amortization:
Impact of assumptions updates and model changes	77	165	(247)
All other	(529)	(596)	(653)

Total amortization	(452)	(431)	(900)

Change in unrealized investment gains and losses	(870)	353	(211)

Balance, end of year	$4,337	$5,011	$4,492

The deferred asset for policyholder bonus interest credits is reported in Other assets in the Consolidated balance sheets and changes in the deferred asset for policyholder bonus interest credits are reported in Interest credited to policyholders’ account balances. For the years ended December 31, 2019, 2018 and 2017 changes were as follows:

	Years Ended December 31,
	2019	2018	2017
	(in millions)

Balance, beginning of year	$426	$473	$504
Policyholder bonus interest credits deferred	—	4	6
Amortization charged to income	5	(51)	(37)

Balance, end of year	$431	$426	$473

7)	FAIR VALUE DISCLOSURES

The accounting guidance establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value, and identifies three levels of inputs that may be used to measure fair value:

Level 1	Unadjusted quoted prices for identical instruments in active markets. Level 1 fair values generally are supported by market transactions that occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2	Observable inputs other than Level 1 prices, such as quoted prices for similar instruments, quoted prices in markets that are not active, and inputs to model-derived valuations that are directly observable or can be corroborated by observable market data.

Level 3	Unobservable inputs supported by little or no market activity and often requiring significant management judgment or estimation, such as an entity’s own assumptions about the cash flows or other significant components of value that market participants would use in pricing the asset or liability.

The Company uses unadjusted quoted market prices to measure fair value for those instruments that are actively traded in financial markets. In cases where quoted market prices are not available, fair values are measured using present value or other valuation techniques. The fair value determinations are made at a specific point in time, based on available market information and judgments about the financial instrument, including estimates of the timing and amount of expected future cash flows and the credit standing of counterparties. Such adjustments do not reflect any premium or discount that could result from offering for sale at one time the Company’s entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized gains or losses. In many cases, the fair value cannot be substantiated by direct comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the instrument.

Management is responsible for the determination of the value of investments carried at fair value and the supporting methodologies and assumptions. Under the terms of various service agreements, the Company often utilizes independent valuation service providers to gather, analyze, and interpret market information and derive fair values based upon relevant methodologies and assumptions for individual securities. These independent valuation service providers typically obtain data about market transactions and other key valuation model inputs from multiple sources and, through the use of widely accepted valuation models, provide a single fair value measurement for individual securities for which a fair value has been requested. As further described below with respect to specific asset classes, these inputs include, but are not limited to, market prices for recent trades and transactions in comparable securities, benchmark yields, interest rate yield curves, credit spreads, quoted prices for similar securities, and other market-observable information, as applicable. Specific attributes of the security being valued also are considered, including its term, interest rate, credit rating, industry sector, and when applicable, collateral quality and other security- or issuer-specific information. When insufficient market observable information is available upon which to measure fair value, the Company either will request brokers knowledgeable about these securities to provide a non-binding quote or will employ internal valuation models. Fair values received from independent valuation service providers and brokers and those internally modeled or otherwise estimated are assessed for reasonableness.

Assets and liabilities measured at fair value on a recurring basis are summarized below. At December 31, 2019 and December 31, 2018, no assets were required to be measured at fair value on a non-recurring basis. Fair value measurements are required on a non-recurring basis for certain assets, including goodwill and mortgage loans on real estate, only when an impairment or other event occurs. When such fair value measurements are recorded, they must be classified and disclosed within the fair value hierarchy.

Fair Value Measurements at December 31, 2019

	Level 1	Level 2	Level 3	Total
	(in millions)
Assets:
Investments:
Fixed maturities, available-for-sale:
Corporate(1)	$—	$43,218	$1,246	$44,464
U.S. Treasury, government and agency	—	15,231	—	15,231
States and political subdivisions	—	610	39	649
Foreign governments	—	490	—	490
Residential mortgage-backed(2)	—	173	—	173
Asset-backed(3)	—	744	100	844
Redeemable preferred stock	237	274	—	511

Total fixed maturities, available-for-sale	237	60,740	1,385	62,362
Other equity investments	13	—	—	13
Trading securities	321	6,277	—	6,598
Other invested assets:
Short-term investments	—	468	—	468
Assets of consolidated VIEs/VOEs	—	—	16	16
Swaps	—	(326)	—	(326)
Credit default swaps	—	18	—	18
Options	—	3,331	—	3,331

Total other invested assets	—	3,491	16	3,507
Cash equivalents	1,155	—	—	1,155
GMIB reinsurance contracts asset	—	—	2,466	2,466
Separate Accounts assets(4)	121,184	2,878	—	124,061

Total Assets	$122,910	$73,386	$3,867	$200,162

Liabilities:
GMxB derivative features’ liability	$—	$—	$8,246	$8,246
SCS, SIO, MSO and IUL indexed features’ liability	—	3,150	—	3,150

Total Liabilities	$—	$3,150	$8,246	$11,396

(1)	Corporate fixed maturities includes both public and private issues.
(2)	Includes publicly traded agency pass-through securities and collateralized obligations.
(3)	Includes credit-tranched securities collateralized by sub-prime mortgages and other asset types and credit tenant loans.
(4)

Separate Account assets included in the fair value hierarchy exclude investments in entities that calculate NAV per share (or its equivalent) as a practical expedient. Such investments excluded from the fair value hierarchy include investments in real estate and commercial mortgages. At December 31, 2019 the fair value of such investments was $356 million.

Fair Value Measurements at December 31, 2018

	Level 1	Level 2	Level 3	Total
	(in millions)
Assets:
Investments:
Fixed maturities, available-for-sale:
Corporate(1)	$—	$25,202	$1,174	$26,376
U.S. Treasury, government and agency	—	13,335	—	13,335
States and political subdivisions	—	416	38	454
Foreign governments	—	519	—	519
Residential mortgage-backed(2)	—	202	—	202
Asset-backed(3)	—	71	519	590
Redeemable preferred stock	163	276	—	439

Total fixed maturities, available-for-sale	163	40,021	1,731	41,915
Other equity investments	12	—	—	12
Trading securities	218	14,919	29	15,166
Other invested assets:
Short-term investments	—	412	—	412
Assets of consolidated VIEs/VOEs	—	—	19	19
Swaps	—	423	—	423
Credit default swaps	—	17	—	17
Options	—	956	—	956

Total other invested assets	—	1,808	19	1,827
Cash equivalents	2,160	—	—	2,160
GMIB reinsurance contracts asset	—	—	1,991	1,991
Separate Accounts assets(4)	105,159	2,733	21	107,913

Total Assets	$107,712	$59,481	$3,791	$170,984

Liabilities:
GMxB derivative features’ liability	$—	$—	$5,431	$5,431
SCS, SIO, MSO and IUL indexed features’ liability	—	687	—	687

Total Liabilities	$—	$687	$5,431	$6,118

(1)	Corporate fixed maturities includes both public and private issues.
(2)	Includes publicly traded agency pass-through securities and collateralized obligations.
(3)	Includes credit-tranched securities collateralized by sub-prime mortgages and other asset types and credit tenant loans.
(4)

Separate Account assets included in the fair value hierarchy exclude investments in entities that calculate NAV per share (or its equivalent) as a practical expedient. Such investments excluded from the fair value hierarchy include investments in real estate and commercial mortgages. At December 31, 2018 the fair value of such investments was $353 million.

The fair values of the Company’s public fixed maturities are generally based on prices obtained from independent valuation service providers and for which the Company maintains a vendor hierarchy by asset type based on historical pricing experience and vendor expertise. Although each security generally is priced by multiple independent valuation service providers, the Company ultimately uses the price received from the independent valuation service provider highest in the vendor hierarchy based on the respective asset type, with limited exception. To validate reasonableness, prices also are internally reviewed by those with relevant expertise through comparison with directly observed recent market trades. Consistent with the fair value hierarchy, public fixed maturities validated in this manner generally are reflected within Level 2, as they are primarily based on observable pricing for similar assets and/or other market observable inputs.

The fair values of the Company’s private fixed maturities are determined from prices obtained from independent valuation service providers. Prices not obtained from an independent valuation service provider are determined by using a discounted cash flow model or a market comparable company valuation technique. In certain cases, these models use observable inputs with a discount rate based upon the average of spread surveys collected from private market intermediaries who are active in both primary and secondary transactions, taking into account, among other factors, the credit quality and industry sector of the issuer and the reduced liquidity associated with private placements. Generally, these securities have been reflected within Level 2. For certain private fixed maturities, the discounted cash flow model or a market comparable company valuation technique may also incorporate unobservable inputs, which reflect the Company’s own assumptions about the inputs market participants would use in pricing the asset. To the extent management determines that such unobservable inputs are significant to the fair value measurement of a security, a Level 3 classification generally is made.

The net fair value of the Company’s freestanding derivative positions as disclosed in Note 4 are generally based on prices obtained either from independent valuation service providers or derived by applying market inputs from recognized vendors into industry standard pricing models. The majority of these derivative contracts are traded in the OTC derivative market and are classified in Level 2. The fair values of derivative assets and liabilities traded in the OTC market are determined using quantitative models that require use of the contractual terms of the derivative instruments and multiple market inputs, including interest rates, prices, and indices to generate continuous yield or pricing curves, including overnight index swap (“OIS”) curves, and volatility factors, which then are applied to value the positions. The predominance of market inputs is actively quoted and can be validated through external sources or reliably interpolated if less observable.

Investments classified as Level 1 primarily include redeemable preferred stock, trading securities, cash equivalents and Separate Accounts assets. Fair value measurements classified as Level 1 include exchange-traded prices of fixed maturities, equity securities and derivative contracts, and net asset values for transacting subscriptions and redemptions of mutual fund shares held by Separate Accounts. Cash equivalents classified as Level 1 include money market accounts, overnight commercial paper and highly liquid debt instruments purchased with an original maturity of three months or less and are carried at cost as a proxy for fair value measurement due to their short-term nature.

Investments classified as Level 2 are measured at fair value on a recurring basis and primarily include U.S. government and agency securities and certain corporate debt securities, such as public and private fixed maturities. As market quotes generally are not readily available or accessible for these securities, their fair value measures are determined utilizing relevant information generated by market transactions involving comparable securities and often are based on model pricing techniques that effectively discount prospective cash flows to present value using appropriate sector-adjusted credit spreads commensurate with the security’s duration, also taking into consideration issuer-specific credit quality and liquidity.

Observable inputs generally used to measure the fair value of securities classified as Level 2 include benchmark yields, reported secondary trades, issuer spreads, benchmark securities and other reference data. Additional observable inputs are used when available, and as may be appropriate, for certain security types, such as prepayment, default, and collateral information for the purpose of measuring the fair value of mortgage- and asset-backed securities. The Company’s AAA-rated mortgage- and asset-backed securities are classified as Level 2 for which the observability of market inputs to their pricing models is supported by sufficient, albeit more recently contracted, market activity in these sectors.

Certain Company products, such as the SCS and EQUI-VEST variable annuity products, IUL and the MSO fund available in some life contracts, offer investment options which permit the contract owner to participate in the performance of an index, ETF or commodity price. These investment options, which depending on the product and on the index selected can currently have one, three, five or six year terms, provide for participation in the performance of specified indices, ETF or commodity price movement up to a segment-specific declared maximum rate. Under certain conditions that vary by product, e.g., holding these segments for the full term, these segments also shield policyholders from some or all negative investment performance associated with these indices, ETF or commodity prices. These investment options have defined formulaic liability amounts, and the current values of the option component of these segment reserves are accounted for as Level 2 embedded derivatives. The fair values of these embedded derivatives are based on data obtained from independent valuation service providers.

The Company’s investments classified as Level 3 primarily include corporate debt securities, such as private fixed maturities and asset-backed securities. Determinations to classify fair value measures within Level 3 of the valuation hierarchy generally are based upon the significance of the unobservable factors to the overall fair value measurement. Included in the Level 3 classification are fixed maturities with indicative pricing obtained from brokers that otherwise could not be corroborated to market observable data.

The Company also issues certain benefits on its variable annuity products that are accounted for as derivatives and are also considered Level 3. The GMIBNLG feature allows the policyholder to receive guaranteed minimum lifetime annuity payments based on predetermined annuity purchase rates applied to the contract’s benefit base if and when the contract account value is depleted and the NLG feature is activated. The GMWB feature allows the policyholder to withdraw at minimum, over the life of the contract, an amount based on the contract’s benefit base. The GWBL feature allows the policyholder to withdraw, each year for the life of the contract, a specified annual percentage of an amount based on the contract’s benefit base. The GMAB feature increases the contract account value at the end of a specified period to a GMAB base. The GIB feature provides a lifetime annuity based on predetermined annuity purchase rates if and when the contract account value is depleted. This lifetime annuity is based on predetermined annuity purchase rates applied to a GIB base.

Level 3 also includes the GMIB reinsurance contract assets which are accounted for as derivative contracts. The GMIB reinsurance contract asset and liabilities’ fair value reflects the present value of reinsurance premiums and recoveries and risk margins over a range of market consistent economic scenarios while GMxB derivative features liability reflects the present value of expected future payments (benefits) less fees, adjusted for risk margins and nonperformance risk, attributable to GMxB derivative features’ liability over a range of market-consistent economic scenarios.

The valuations of the GMIB reinsurance contract asset and GMxB derivative features liability incorporate significant non-observable assumptions related to policyholder behavior, risk margins and projections of equity Separate Accounts funds. The credit risks of the counterparty and of the Company are considered in determining the fair values of its GMIB reinsurance contract asset and GMxB derivative features liability positions, respectively, after taking into account the effects of collateral arrangements. Incremental adjustment to the swap curve for non-performance risk is made to the fair values of the GMIB reinsurance contract asset and liabilities and GMIBNLG feature to reflect the claims-paying ratings of counterparties and the Company. Equity and fixed income volatilities were modeled to reflect current market volatilities. Due to the unique, long duration of the GMIBNLG feature, adjustments were made to the equity volatilities to remove the illiquidity bias associated with the longer tenors and risk margins were applied to the non-capital markets inputs to the GMIBNLG valuations.

After giving consideration to collateral arrangements, the Company reduced the fair value of its GMIB reinsurance contract asset by $175 million and $184 million at December 31, 2019 and 2018, respectively, to recognize incremental counterparty non-performance risk.

Lapse rates are adjusted at the contract level based on a comparison of the actuarially calculated guaranteed values and the current policyholder account value, which include other factors such as considering surrender charges. Generally, lapse rates are assumed to be lower in periods when a surrender charge applies. A dynamic lapse function reduces the base lapse rate when the guaranteed amount is greater than the account value as in the money contracts are less likely to lapse. For valuing the embedded derivative, lapse rates vary throughout the period over which cash flows are projected.

The Company’s consolidated VIEs/VOEs hold investments that are classified as Level 3, primarily corporate bonds that are vendor priced with no ratings available, bank loans, non-agency collateralized mortgage obligations and asset-backed securities.

In 2019, AFS fixed maturities with fair values of $540 million were transferred out of Level 3 and into Level 2 principally due to the availability of trading activity and/or market observable inputs to measure and validate their fair values. In addition, AFS fixed maturities with fair value of $14 million were transferred from Level 2 into the Level 3 classification. These transfers in the aggregate represent approximately 4.8% of total equity at December 31, 2019.

In 2018, AFS fixed maturities with fair values of $28 million were transferred out of Level 3 and into Level 2 principally due to the availability of trading activity and/or market observable inputs to measure and validate their fair values. In addition, AFS fixed maturities with fair value of $83 million were transferred from Level 2 into the Level 3 classification. These transfers in the aggregate represent approximately 0.9% of total equity at December 31, 2018.

The tables below present reconciliations for all Level 3 assets and liabilities at December 31, 2019, 2018 and 2017, respectively.

Level 3 Instruments — Fair Value Measurements

	Corporate	State and Political Subdivisions	Commercial Mortgage- backed	Asset- backed	Redeemable Preferred Stock
	(in millions)
Balance, January 1, 2019	$1,174	$38	$—	$519	$—
Total gains (losses), realized and unrealized, included in:
Income (loss) as:
Net investment income (loss)	4	—	—	—	—
Investment gains (losses), net	—	—	—	—	—

Subtotal	4	—	—	—	—

Other comprehensive income (loss)	5	3	—	1	—
Purchases	273	—	—	100	—
Sales	(120)	(2)	—	(84)	—
Transfers into Level 3(1)	14	—	—	—	—
Transfers out of Level 3(1)	(104)	—	—	(436)	—

Balance, December 31, 2019	$1,246	$39	$—	$100	$—

Balance, January 1, 2018	$1,139	$40	$—	$8	$—
Total gains (losses), realized and unrealized, included in:
Income (loss) as:
Net investment income (loss)	7	—	—	(2)	—
Investment gains (losses), net	(8)	—	—	—	—

Subtotal	(1)	—	—	(2)	—

Other comprehensive income (loss)	(20)	(1)	—	(7)	—
Purchases	322	—	—	550	—
Sales	(321)	(1)	—	(30)	—
Transfers into Level 3(1)	83	—	—	—	—
Transfers out of Level 3(1)	(28)	—	—	—	—

Balance, December 31, 2018	$1,174	$38	$—	$519	$—

Balance, January 1, 2017	$845	$42	$349	$24	$1
Total gains (losses), realized and unrealized, included in:
Income (loss) as:
Net Investment income (loss)	5	—	(2)	—	—
Investment gains (losses), net	2	—	(63)	15	—

Subtotal	7	—	(65)	15	—

Other comprehensive income (loss)	4	(1)	45	(9)	(1)
Purchases	612	—	—	—	—
Sales	(331)	(1)	(329)	(21)	—
Transfers into Level 3(1)	7	—	—	—	—
Transfers out of Level 3(1)	(5)	—	—	(1)	—

Balance, December 31, 2017	$1,139	$40	$—	$8	$—

(1)	Transfers into/out of the Level 3 classification are reflected at beginning-of-period fair values.

	Other Equity Investments	GMIB Reinsurance Contract Asset	Separate Account Assets	GMxB Derivative Features Liability
	(in millions)
Balance, January 1, 2019	$48	$1,991	$21	$(5,431)
Total gains (losses), realized and unrealized, included in:
Income (loss) as:
Investment gains (losses), net	—	—	—	—
Net derivative gains (losses), excluding non-performance risk	—	458	—	(3,220)
Non-performance risk(1)	—	42	—	792

Subtotal	—	500	—	(2,428)

Purchases(2)	—	47	—	(416)
Sales(3)	—	(72)	(1)	29
Settlements	—	—	(2)	—
Activity related to consolidated VIEs/VOEs	(3)	—	—	—
Transfers into Level 3(4)	—	—	—	—
Transfers out of Level 3(4)	(29)	—	(18)	—

Balance, December 31, 2019	$16	$2,466	$—	$(8,246)

Balance, January 1, 2018	$25	$10,488	$22	$(4,256)
Total gains (losses), realized and unrealized, included in:
Income (loss) as:
Investment gains (losses), net	—	—	—	—
Net derivative gains (losses), excluding non-performance risk	—	(972)	—	(296)
Non-performance risk(1)	—	(96)	—	(490)

Subtotal	—	(1,068)	—	(786)

Purchases(2)	29	96	5	(403)
Sales(3)	—	(62)	(1)	14
Settlements	—	(7,463)	(5)	—
Activity related to consolidated VIEs/VOEs	(6)	—	—	—
Transfers into Level 3(4)	5	—	—	—
Transfers out of Level 3(4)	(5)	—	—	—

Balance, December 31, 2018	$48	$1,991	$21	$(5,431)

Balance, January 1, 2017	$40	$10,313	$17	$(5,473)
Total gains (losses), realized and unrealized, included in:
Income (loss) as:
Investment gains (losses), net	—	—	(1)	—
Net derivative gains (losses), excluding non-performance risk	—	(6)	—	1,443
Non-performance risk(1)	—	75	—	149

Subtotal	—	69	(1)	1,592

Purchases(2)	—	221	12	(381)
Sales(3)	—	(115)	(2)	6
Settlements	—	—	(4)	—
Activity related to consolidated VIEs/VOEs	(15)	—	—	—
Transfers into Level 3(4)	—	—	—	—
Transfers out of Level 3(4)	—	—	—	—

Balance, December 31, 2017	$25	$10,488	$22	$(4,256)

(1)	The Company’s non-performance risk is recorded through Net derivative gains (losses).
(2)	For the GMIB reinsurance contract asset and GMxB derivative features liability, represents attributed fee.

(3)	For the GMIB reinsurance contract asset, represents recoveries from reinsurers and for GMxB derivative features liability represents benefits paid.
(4)	Transfers into/out of the Level 3 classification are reflected at beginning-of-period fair values.

The table below details changes in unrealized gains (losses) for 2019, 2018 and 2017 by category for Level 3 assets and liabilities still held at December 31, 2019, 2018 and 2017, respectively.

Change in Unrealized Gains (Losses) for Level 3 Instruments

	Net Earnings (Loss)
	Net Derivative Gains (Losses)	OCI
	(in millions)
Held at December 31, 2019:
Change in unrealized gains (losses):
Fixed maturities, available-for-sale:
Corporate	$—	$3
State and political subdivisions	—	3
Commercial mortgage-backed	—	—
Asset-backed	—	—

Subtotal	—	6

GMIB reinsurance contracts	500	—
GMxB derivative features liability	(2,428)	—

Total	$(1,928)	$6

Held at December 31, 2018:
Change in unrealized gains (losses):
Fixed maturities, available-for-sale:
Corporate	$—	$(18)
State and political subdivisions	—	(1)
Asset-backed	—	(7)

Subtotal	—	(26)

GMIB reinsurance contracts	(1,068)	—
GMxB derivative features liability	(786)	—

Total	$(1,854)	$(26)

Held at December 31, 2017:
Change in unrealized gains (losses):
Fixed maturities, available-for-sale:
Corporate	$—	$4
Commercial mortgage-backed	—	45
Asset-backed	—	(9)

Subtotal	—	40

GMIB reinsurance contracts	69	—
GMxB derivative features liability	1,592	—

Total	$1,661	$40

The following tables disclose quantitative information about Level 3 fair value measurements by category for assets and liabilities at December 31, 2019 and 2018, respectively.

Quantitative Information about Level 3 Fair Value Measurements at December 31, 2019

	Fair Value	Valuation Technique	Significant Unobservable Input	Range	Weighted Average
	(in millions)
Assets:
Investments:
Fixed maturities, available-for-sale:
Corporate	$51	Matrix pricing model	Spread over Benchmark	65 - 580 bps	186 bps

	1,025	Market comparable companies	EBITDA multiples Discount rate Cash flow multiples	3.3x - 56.7x 3.9% - 16.5% 0.8x - 48.1x	14.3x 10.0% 10.7x

GMIB reinsurance contract asset	2,466	Discounted cash flow	Non-performance risk Lapse rates Withdrawal rates Utilization rates Volatility rates - Equity Mortality rates(1): Ages 0 - 40 Ages 41 - 60 Ages 61 - 115	55 - 109 bps 0.8% - 10% 0.0% - 8.0% 0.0% - 49.0% 9.0% - 30.0% 0.01% - 0.18% 0.07% - 0.54% 0.42% - 42.20%

Liabilities:
GMIBNLG	8,128	Discounted cash flow	Non-performance risk Lapse rates Withdrawal rates Annuitization rates Mortality rates(1): Ages 0 - 40 Ages 41 - 60 Ages 60 - 115	124 bps 0.8% - 19.9% 0.3% - 11.0% 0.0% - 100.0% 0.01% - 0.19% 0.06% - 0.53% 0.41% - 41.39%

GWBL/GMWB	109	Discounted cash flow	Non-performance risk Lapse rates Withdrawal rates Utilization rates Volatility rates - Equity	124 bps 0.8% - 10.0% 0.0% - 7.0% 100% after starting 9.0% - 30.0%

GIB	5	Discounted cash flow	Non-performance risk Lapse rates Withdrawal rates Utilization rates Volatility rates - Equity	124 bps 1.2% - 19.9% 0.0% - 8.0% 0.0% - 100.0% 9.0% - 30.0%

GMAB	4	Discounted cash flow	Lapse rates Volatility rates - Equity	1.0% - 10.0% 9.0% - 30.0%

(1)

Mortality rates vary by age and demographic characteristic such as gender. Mortality rate assumptions are based on a combination of company and industry experience. A mortality improvement assumption is also applied. For any given contract, mortality rates vary throughout the period over which cash flows are projected for purposes of valuating the embedded derivatives.

Quantitative Information about Level 3 Fair Value Measurements at December 31, 2018

	Fair Value	Valuation Technique	Significant Unobservable Input	Range	Weighted Average
	(in millions)
Assets:
Investments:
Fixed maturities, available-for-sale:
Corporate	$93	Matrix pricing model	Spread over benchmark	15 - 580 bps	104 bps

	881	Market comparable companies	EBITDA multiples Discount rate Cash flow multiples	4.1x - 37.8x 6.4% - 16.5% 1.8x - 18.0x	12.1x 10.7% 11.4x

GMIB reinsurance contract asset	1,991	Discounted cash flow	Non-performance risk Lapse rates Withdrawal rates Utilization rates Volatility rates - Equity Mortality rates(1): Ages 0 - 40 Ages 41 - 60 Ages 60 - 115	74 - 159 bps 1.0% - 6.27% 0.0% - 8.0% 0.0% - 16.0% 10.0% - 34.0% 0.01% - 0.18% 0.07% - 0.54% 0.42% - 42.0%

Liabilities:
GMIBNLG	5,341	Discounted cash flow	Non-performance risk Lapse rates Withdrawal rates Annuitization rates Mortality rates(1): Ages 0 - 40 Ages 41 - 60 Ages 60 - 115	189 bps 0.8% - 26.2% 0.0% - 12.1% 0.0% - 100.0% 0.01% - 0.19% 0.06% - 0.53% 0.41% - 41.2%

GWBL/GMWB	130	Discounted cash flow	Non-performance risk Lapse rates Withdrawal rates Utilization rates Volatility rates - Equity	189 bps 0.5% - 5.7% 0.0% - 7.0% 100% after starting 10.0% - 34.0%

GIB	(48)	Discounted cash flow	Non-performance risk Lapse rates Withdrawal rates Utilization rates Volatility rates - Equity	189 bps 0.5% - 5.7% 0.0% - 8.0% 0.0% - 16.0% 10.0% - 34.0%

GMAB	7	Discounted cash flow	Lapse rates Volatility rates - Equity	1.0% - 5.7% 10.0% - 34.0%

(1)

Mortality rates vary by age and demographic characteristic such as gender. Mortality rate assumptions are based on a combination of company and industry experience. A mortality improvement assumption is also applied. For any given contract, mortality rates vary throughout the period over which cash flows are projected for purposes of valuating the embedded derivatives.

Excluded from the tables above at December 31, 2019 and 2018, respectively, are approximately $325 million and $826 million of Level 3 fair value measurements of investments for which the underlying quantitative inputs are not developed by the Company and are not readily available. These investments primarily consist of certain privately placed debt securities with limited trading activity, including residential mortgage- and asset-backed instruments, and their fair values generally reflect unadjusted prices obtained from independent valuation service providers and indicative, non-binding quotes obtained from third-party broker-dealers recognized as market participants. Significant increases or decreases in the fair value amounts received from these pricing sources may result in the Company’s reporting significantly higher or lower fair value measurements for these Level 3 investments.

The fair value of private placement securities is determined by application of a matrix pricing model or a market comparable company value technique. The significant unobservable input to the matrix pricing model valuation technique is the spread over the industry-specific benchmark yield curve. Generally, an increase or decrease in spreads would lead to directionally inverse movement in the fair value measurements of these securities. The significant unobservable input to the market comparable company valuation technique is the discount rate. Generally, a significant increase (decrease) in the discount rate would result in significantly lower (higher) fair value measurements of these securities.

Residential mortgage-backed securities classified as Level 3 primarily consist of non-agency paper with low trading activity. Included in the tables above at December 31, 2019 and 2018, there were no Level 3 securities that were determined by application of a matrix pricing model and for which the spread over the U.S. Treasury curve is the most significant unobservable input to the pricing result. Generally, a change in spreads would lead to directionally inverse movement in the fair value measurements of these securities.

Asset-backed securities classified as Level 3 primarily consist of non-agency mortgage loan trust certificates, including subprime and Alt-A paper, credit tenant loans, and equipment financings. Included in the tables above at December 31, 2019 and 2018, there were no securities that were determined by the application of matrix-pricing for which the spread over the U.S. Treasury curve is the most significant unobservable input to the pricing result. Significant increases (decreases) in spreads would have resulted in significantly lower (higher) fair value measurements.

Separate Accounts assets classified as Level 3 at December 31, 2018 of $21 million consist of asset back securities and CMO’s. These fair value measurements are determined using substantially the same valuation techniques as earlier described above for the Company’s General Account investments in these securities.

Significant unobservable inputs with respect to the fair value measurement of the Level 3 GMIB reinsurance contract asset and the Level 3 liabilities identified in the table above are developed using the Company data.

The significant unobservable inputs used in the fair value measurement of the Company’s GMIB reinsurance contract asset are lapse rates, withdrawal rates and GMIB utilization rates. Significant increases in GMIB utilization rates or decreases in lapse or withdrawal rates in isolation would tend to increase the GMIB reinsurance contract asset.

Fair value measurement of the GMIB reinsurance contract asset and liabilities includes dynamic lapse and GMIB utilization assumptions whereby projected contractual lapses and GMIB utilization reflect the projected net amount of risks of the contract. As the net amount of risk of a contract increases, the assumed lapse rate decreases and the GMIB utilization increases. Increases in volatility would increase the asset and liabilities.

The significant unobservable inputs used in the fair value measurement of the Company’s GMIBNLG liability are lapse rates, withdrawal rates, GMIB utilization rates, adjustment for Non-performance risk and NLG forfeiture rates. NLG forfeiture rates are caused by excess withdrawals above the annual GMIB accrual rate that cause the NLG to expire. Significant decreases in lapse rates, NLG forfeiture rates, adjustment for non-performance risk and GMIB utilization rates would tend to increase the GMIBNLG liability, while decreases in withdrawal rates and volatility rates would tend to decrease the GMIBNLG liability.

The significant unobservable inputs used in the fair value measurement of the Company’s GMWB and GWBL liability are lapse rates and withdrawal rates. Significant increases in withdrawal rates or decreases in lapse rates in isolation would tend to increase these liabilities. Increases in volatility would increase these liabilities.

Certain financial instruments are exempt from the requirements for fair value disclosure, such as insurance liabilities other than financial guarantees and investment contracts, limited partnerships accounted for under the equity method and pension and other postretirement obligations.

The carrying values and fair values at December 31, 2019 and 2018 for financial instruments not otherwise disclosed in Note 3 and Note 4 are presented in the table below.

Carrying Values and Fair Values for Financial Instruments Not Otherwise Disclosed

	Carrying Value	Fair Value
		Level 1	Level 2	Level 3	Total
	(in millions)
December 31, 2019:
Mortgage loans on real estate	$12,090	$—	$—	$12,317	$12,317
Policy loans	$3,270	$—	$—	$4,199	$4,199
Loans to affiliates	$1,200	$—	$1,224	$—	$1,224
Policyholders’ liabilities: Investment contracts	$1,922	$—	$—	$2,029	$2,029
FHLBNY funding agreements	$6,909	$—	$6,957	$—	$6,957
Loans from affiliates	$—	$—	$—	$—	$—
Separate Accounts liabilities	$9,041	$—	$—	$9,041	$9,041

December 31, 2018:
Mortgage loans on real estate	$11,818	$—	$—	$11,478	$11,478
Policy loans	$3,267	$—	$—	$3,944	$3,944
Loans to affiliates	$600	$—	$603	$—	$603
Policyholders’ liabilities: Investment contracts	$1,974	$—	$—	$2,015	$2,015
FHLBNY funding agreements	$4,002	$—	$3,956	$—	$3,956
Loans from affiliates	$572	$—	$572	$—	$572
Separate Accounts liabilities	$7,406	$—	$—	$7,406	$7,406

As the Company’s COLI policies are recorded at their cash surrender value, they are not required to be included in the table above. For further details of our accounting policies pertaining to COLI, see Note 2.

Fair values for commercial and agricultural mortgage loans on real estate are measured by discounting future contractual cash flows to be received on the mortgage loan using interest rates at which loans with similar characteristics and credit quality would be made. The discount rate is derived based on the appropriate U.S. Treasury rate with a like term to the remaining term of the loan to which a spread reflective of the risk premium associated with the specific loan is added. Fair values for mortgage loans anticipated to be foreclosed and problem mortgage loans are limited to the fair value of the underlying collateral, if lower.

The fair value of policy loans is calculated by discounting expected cash flows based upon the U.S. Treasury yield curve and historical loan repayment patterns.

The fair values of the Company’s funding agreements are determined by discounted cash flow analysis based on the indicative funding agreement rates published by the FHLBNY.

The fair values for the Company’s association plans contracts, supplementary contracts not involving life contingencies (“SCNILC”), deferred annuities and certain annuities, which are included in Policyholders’ account balances and liabilities for investment contracts with fund investments in Separate Accounts are estimated using projected cash flows discounted at rates reflecting current market rates. Significant unobservable inputs reflected in the cash flows include lapse rates and withdrawal rates. Incremental adjustments may be made to the fair value to reflect non-performance risk. Certain other products such as Access Accounts and Escrow Shield Plus product reserves are held at book value.

8)	INSURANCE LIABILITIES

Variable Annuity Contracts — GMDB, GMIB, GIB and GWBL and Other Features

The Company has certain variable annuity contracts with GMDB, GMIB, GIB and GWBL and other features in-force that guarantee one of the following:

•	Return of Premium: the benefit is the greater of current account value or premiums paid (adjusted for withdrawals);

•

Ratchet: the benefit is the greatest of current account value, premiums paid (adjusted for withdrawals), or the highest account value on any anniversary up to contractually specified ages (adjusted for withdrawals);

•	Roll-Up: the benefit is the greater of current account value or premiums paid (adjusted for withdrawals) accumulated at contractually specified interest rates up to specified ages;

•	Combo: the benefit is the greater of the ratchet benefit or the roll-up benefit, which may include either a five year or an annual reset; or

•	Withdrawal: the withdrawal is guaranteed up to a maximum amount per year for life.

Liabilities for Variable Annuity Contracts with GMDB and GMIB Features without No-Lapse Guarantee Rider (“NLG”) Feature

The change in the liabilities for variable annuity contracts with GMDB and GMIB features and without no-NLG guarantee rider feature is summarized in the tables below. The amounts for the direct contracts (before reinsurance ceded) and assumed contracts are reflected in the consolidated balance sheets in Future policy benefits and other policyholders’ liabilities. The amounts for the ceded contracts are reflected in the consolidated balance sheets in Amounts due from reinsurers.

Change in Liability for Variable Annuity Contracts with GMDB and GMIB Features and

No NLG Feature

Years Ended December 31, 2019, 2018 and 2017

	GMDB		GMIB
	Direct	Ceded	Direct	Ceded
	(in millions)

Balance at January 1, 2017	$3,159	$(1,558)	$3,808	$(10,314)
Paid guarantee benefits	(354)	171	(151)	115
Other changes in reserve	1,249	(643)	1,097	(289)

Balance at December 31, 2017	4,054	(2,030)	4,754	(10,488)
Paid guarantee benefits	(394)	70	(153)	61
Other changes in reserve	994	1,853	(860)	8,436

Balance at December 31, 2018	4,654	(107)	3,741	(1,991)
Paid guarantee benefits	(438)	14	(257)	72
Other changes in reserve	563	(5)	1,204	(547)

Balance at December 31, 2019	$4,779	$(98)	$4,688	$(2,466)

Liabilities for Embedded and Freestanding Insurance Related Derivatives

The liability for the GMxB derivative features liability, the liability for SCS, SIO, MSO and IUL indexed features and the asset and liability for the GMIB reinsurance contracts are considered embedded or freestanding insurance derivatives and are reported at fair value. For the fair value of the assets and liabilities associated with these embedded or freestanding insurance derivatives, see Note 7.

Account Values and Net Amount at Risk

Account Values and Net Amount at Risk (“NAR”) for direct variable annuity contracts in force with GMDB and GMIB features as of December 31, 2019 are presented in the following tables by guarantee type. For contracts with the GMDB feature, the NAR in the event of death is the amount by which the GMDB feature exceeds the related Account Values. For contracts with the GMIB feature, the NAR in the event of annuitization is the amount by which the present value of the GMIB benefits exceed the related Account Values, taking into account the relationship between current annuity purchase rates and the GMIB guaranteed annuity purchase rates. Since variable annuity contracts with GMDB features may also offer GMIB guarantees in the same contract, the GMDB and GMIB amounts listed are not mutually exclusive.

Direct Variable Annuity Contracts with GMDB and GMIB Features at December 31, 2019

	Guarantee Type
	Return of Premium	Ratchet	Roll-Up	Combo	Total
	(in millions; except age and interest rate)
Variable annuity contracts with GMDB features
Account Values invested in:
General Account	$14,571	$93	$57	$175	$14,896
Separate Accounts	48,920	9,258	3,190	33,120	94,488

Total Account Values	$63,491	$9,351	$3,247	$33,295	$109,384

Net Amount at Risk, gross	$108	$36	$1,833	$17,729	$19,706

Net Amount at Risk, net of amounts reinsured	$108	$34	$1,280	$17,729	$19,151

Average attained age of policyholders (in years)	51.1	67.6	74.3	69.4	55.0
Percentage of policyholders over age 70	10.5%	45.6%	68.1%	50.8%	19.3%
Range of contractually specified interest rates	N/A	N/A	3% - 6%	3% - 6.5%	3% - 6.5%
Variable annuity contracts with GMIB features
Account Values invested in:
General Account	$—	$—	$19	$226	$245
Separate Accounts	—	—	23,572	35,776	59,348

Total Account Values	$—	$—	$23,591	$36,002	$59,593

Net Amount at Risk, gross	$—	$—	$857	$9,344	$10,201

Net Amount at Risk, net of amounts reinsured	$—	$—	$270	$8,482	$8,752

Average attained age of policyholders (in years)	N/A	N/A	68.8	69.5	69.4
Weighted average years remaining until annuitization	N/A	N/A	1.6	0.3	0.5
Range of contractually specified interest rates	N/A	N/A	3% - 6%	3% - 6.5%	3% - 6.5%

For more information about the reinsurance programs of the Company’s GMDB and GMIB exposure, see “Reinsurance” in Note 10.

Separate Accounts Investments by Investment Category Underlying Variable Annuity Contracts with GMDB and GMIB Features

The total Account Values of variable annuity contracts with GMDB and GMIB features include amounts allocated to the guaranteed interest option, which is part of the General Account and variable investment options that invest through Separate Accounts in variable insurance trusts. The following table presents the aggregate fair value of assets, by major investment category, held by Separate Accounts that support variable annuity contracts with GMDB and GMIB features. The investment performance of the assets impacts the related Account Values and, consequently, the NAR associated with the GMDB and GMIB benefits and guarantees. Because the Company’s variable annuity contracts offer both GMDB and GMIB features, GMDB and GMIB amounts are not mutually exclusive.

Investment in Variable Insurance Trust Mutual Funds

	December 31,
	2019		2018
Mutual Fund Type	GMDB	GMIB	GMDB	GMIB
	(in millions)
Equity	$42,489	$17,941	$35,541	$15,759
Fixed income	5,263	2,699	5,173	2,812
Balanced	45,871	38,445	41,588	33,974
Other	865	263	852	290

Total	$94,488	$59,348	$83,154	$52,835

Hedging Programs for GMDB, GMIB, GIB and Other Features

The Company has a program intended to hedge certain risks associated first with the GMDB feature and with the GMIB feature of the Accumulator series of variable annuity products. The program has also been extended to cover other guaranteed benefits as they have been made available. This program utilizes derivative contracts, such as exchange-traded equity, currency and interest rate futures contracts, total return and/or equity swaps, interest rate swap and floor contracts, swaptions, variance swaps as well as equity options, that collectively are managed in an effort to reduce the economic impact of unfavorable changes in guaranteed benefits’ exposures attributable to movements in the capital markets. At the present time, this program hedges certain economic risks on products sold from 2001 forward, to the extent such risks are not externally reinsured.

These programs do not qualify for hedge accounting treatment. Therefore, gains (losses) on the derivatives contracts used in these programs, including current period changes in fair value, are recognized in Net derivative gains (losses) in the period in which they occur, and may contribute to income (loss) volatility.

Variable and Interest-Sensitive Life Insurance Policies — NLG

The NLG feature contained in variable and interest-sensitive life insurance policies keeps them in force in situations where the policy value is not sufficient to cover monthly charges then due. The NLG remains in effect so long as the policy meets a contractually specified premium funding test and certain other requirements.

The change in the fair value of the NLG feature, reflected in Future policy benefits and other policyholders’ liabilities in the consolidated balance sheets, is summarized in the table below:

	Direct Liability	Reinsurance Ceded	Net
	(in millions)
Balance at January 1, 2017	$1,182	$(606)	$576
Paid guarantee benefits	(24)	—	(24)
Other changes in reserves	(466)	(58)	(524)

Balance at December 31, 2017	692	(664)	28
Paid guarantee benefits	(23)	—	(23)
Other changes in reserves	118	(69)	49

Balance at December 31, 2018	787	(733)	54
Paid guarantee benefits	(20)	—	(20)
Other changes in reserves	126	(74)	52

Balance at December 31, 2019	$893	$(807)	$86

9)	LEASES

The Company does not record leases with an initial term of 12 months or less in its consolidated balance sheets, but instead recognizes lease expense for these leases on a straight-line basis over the lease term. For leases with a term greater than one year, the Company records in its consolidated balance sheets at the time of lease commencement or modification a right of use (“RoU”) operating lease asset and a lease liability, initially measured at the present value of the lease payments. Lease costs are recognized in the consolidated statements of income (loss) over the lease term on a straight-line basis. RoU operating lease assets represent the Company’s right to use an underlying asset for the lease term and RoU operating lease liabilities represent the Company’s obligation to make lease payments arising from the lease.

The Company’s operating leases primarily consist of real estate leases for office space. The Company also has operating leases for various types of office furniture and equipment. For certain equipment leases, the Company applies a portfolio approach to effectively account for the RoU operating lease assets and liabilities. For certain lease agreements entered into after the adoption of ASC 842 or for lease agreements for which the lease term or classification was reassessed after the occurrence of a change in the lease terms or a modification of the lease that did not result in a separate contract, the Company elected to combine the lease and related non-lease components for its operating leases; however, the non-lease components associated with the Company’s operating leases are primarily variable in nature and as such are not included in the determination of the RoU operating lease asset and lease liability, but are recognized in the period in which the obligation for those payments is incurred.

The Company’s operating leases may include options to extend or terminate the lease, which are not included in the determination of the RoU operating asset or lease liability unless they are reasonably certain to be exercised. The Company’s operating leases have remaining lease terms of 1 year to 12 years, some of which include options to extend the leases. The Company typically does not include its renewal options in its lease terms for calculating its RoU operating lease asset and lease liability as the renewal options allow the Company to maintain operational flexibility and the Company is not reasonably certain it will exercise these renewal options until close to the initial end date of the lease. The Company’s lease agreements do not contain any material residual value guarantees or material restrictive covenants.

As the Company’s operating leases do not provide an implicit rate, the Company’s incremental borrowing rate, based on the information available at the lease commencement date, is used in determining the present value of lease payments.

The Company primarily subleases floor space within its New Jersey and New York lease properties to various third parties. The lease term for these subleases typically corresponds to the original lease term.

Balance Sheet Classification of Operating Lease Assets and Liabilities

	Balance Sheet Line Item	December 31, 2019
		(in millions)
Assets
Operating lease assets	Other Assets	$324
Liabilities
Operating lease liabilities	Other Liabilities	$415

The table below summarizes the components of lease costs for the year ended December 31, 2019.

Lease Costs

Year Ended December 31, 2019
(in millions)
Operating lease cost	$77
Variable operating lease cost	10
Sublease income	(16)
Short-term lease expense	2

Net lease cost	$72

Maturities of lease liabilities as of December 31, 2019 are as follows:

Maturities of Lease Liabilities

December 31, 2019
(in millions)
Operating Leases:
2020	$95
2021	93
2022	90
2023	81
2024	23
Thereafter	71

Total lease payments	453
Less: Interest	(38)

Present value of lease liabilities	$415

During December 2018, Equitable Life entered into one additional operating real estate lease with an estimated total base rent of $11 million. This operating lease commenced in August 2019 with a lease term of 10 years.

The below table presents the Company’s weighted-average remaining operating lease term and weighted-average discount rate.

Weighted Averages — Remaining Operating Lease Term and Discount Rate

December 31, 2019
Weighted-average remaining operating lease term	6 years
Weighted-average discount rate for operating leases	3.10%

Supplemental cash flow information related to leases was as follows:

Lease Liabilities Information

Year Ended December 31, 2019
(in millions)
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$87
Non-cash transactions:
Leased assets obtained in exchange for new operating lease liabilities	$50

The following table presents the Company’s future minimum lease obligation under ASC 840 as of December 31, 2018:

December 31, 2018
Calendar Year	(in millions)
2019	$81
2020	$74
2021	$69
2022	$67
2023	$63
Thereafter	$66

10)	REINSURANCE

The Company assumes and cedes reinsurance with other insurance companies. The Company evaluates the financial condition of its reinsurers to minimize its exposure to significant losses from reinsurer insolvencies. Ceded reinsurance does not relieve the originating insurer of liability.

The following table summarizes the effect of reinsurance:

	Years Ended December 31,
	2019	2018	2017
	(in millions)
Direct premiums	$868	$836	$880
Reinsurance assumed	194	186	195
Reinsurance ceded	(126)	(160)	(171)

Premiums	$936	$862	$904

Direct charges and fee income	$3,821	$3,990	$4,012
Reinsurance ceded	(371)	(467)	(718)

Policy charges and fee income	$3,450	$3,523	$3,294

	Years Ended December 31,
	2019	2018	2017
	(in millions)
Direct policyholders’ benefits	$4,339	$3,378	$4,159
Reinsurance assumed	216	219	8
Reinsurance ceded	(436)	(592)	(694)

Policyholders’ benefits	$4,119	$3,005	$3,473

Ceded Reinsurance

The Company reinsures most of its new variable life, UL and term life policies on an excess of retention basis. The Company generally retains on a per life basis up to $25 million for single lives and $30 million for joint lives with the excess 100% reinsured. The Company also reinsures risk on certain substandard underwriting risks and in certain other cases.

Effective February 1, 2018, Equitable Life entered into a coinsurance reinsurance agreement (the “Coinsurance Agreement”) to cede 90% of its single premium deferred annuities (“SPDA”) products issued between 1978-2001 and its Guaranteed Growth Annuity (“GGA”) single premium deferred annuity products issued between 2001-2014. As a result of this agreement, Equitable Life transferred securities with a market value of $604 million and cash of $31 million to equal the statutory reserves of approximately $635 million. As the risks transferred by Equitable Life to the reinsurer under the Coinsurance Agreement are not considered insurance risks and therefore do not qualify for reinsurance accounting, Equitable Life applied deposit accounting. Accordingly, Equitable Life recorded the transferred assets of $635 million as a deposit asset recorded in Other assets, net of the ceding commissions paid to the reinsurer.

At December 31, 2019 and 2018, the Company had reinsured with non-affiliates in the aggregate approximately 2.8% and 2.9%, respectively, of its current exposure to the GMDB obligation on annuity contracts in-force and, subject to certain maximum amounts or caps in any one period, approximately 14.2% and 15.5% of its current liability exposure, respectively, resulting from the GMIB feature. For additional information, see Note 8.

Based on management’s estimates of future contract cash flows and experience, the estimated net fair values of the ceded GMIB reinsurance contracts, considered derivatives were $2.5 billion and $2.0 billion at December 31, 2019 and 2018, respectively. The estimated fair values increased $475 million and $174 million during 2019 and 2017, respectively, and decreased $8.5 billion during 2018.

At December 31, 2019 and 2018, third-party reinsurance recoverables related to insurance contracts amounted to $2.2 billion. Additionally, $1.6 billion and $1.7 billion of the amounts due from reinsurers related to two specific reinsurers, Zurich Insurance Company Ltd. (AA- rating by S&P), and Paul Revere Life Insurance Company (A rating by S&P).

Third-party reinsurance payables related to insurance contracts were $90 million and $91 million, at December 31, 2019 and 2018, respectively.

The Company cedes substantially all of its group health business to a third-party insurer. Insurance liabilities ceded totaled $56 million and $62 million at December 31, 2019 and 2018, respectively.

The Company also cedes a portion of its extended term insurance and paid-up life insurance and substantially all of its individual disability income business through various coinsurance agreements.

Assumed Reinsurance

In addition to the sale of insurance products, the Company currently acts as a professional retrocessionaire by assuming risk from professional reinsurers. The Company assumes accident, life, health, aviation, special risk and space risks by participating in or reinsuring various reinsurance pools and arrangements. Reinsurance assumed reserves were $735 million and $712 million at December 31, 2019 and 2018, respectively.

For reinsurance agreements with affiliates, see “Related Party Transactions” in Note 12.

11)	LOANS TO AND FROM AFFILIATES

Loans to affiliates

Loans Issued to Holdings

In April 2018, Equitable Life made a $800 million loan to Holdings. The loan has an interest rate of 3.69% and matures in April 2021. In December 2018, Holdings repaid $200 million of this loan. In December 2019, Holdings repaid $300 million. At December 2019, the amount outstanding was $300 million.

In November 2019, Equitable Life made a $900 million loan to Holdings. The loan has an interest rate of one-month LIBOR plus 1.33%. The loan matures on November 24, 2024.

Loans from affiliates

Senior Surplus Notes Issued to Holdings

On December 28, 2018, Equitable Life issued a $572 million senior surplus note due December 28, 2019 to Holdings, which bears interest at a fixed rate of 3.75%, payable semi-annually. The surplus note is intended to have priority in right of payments and in all other respects to any and all other surplus notes issued by Equitable Life at any time. Equitable Life repaid this note and $4 million of related interest expense on March 5, 2019.

	As of December 31,
	2019	2018
	(in millions)
Loans to affiliates
EQH-AEL internal debt (3.69%, due 2021)	$300	$600
EQH-AEL internal debt (one-month LIBOR + 1.33%, due 2024)	900	—

Total loans to affiliates	$1,200	$600

Loans from affiliates
Senior Notes (3.75%, due 2019)	$—	$572

Total loans from affiliates	$—	$572

12)	RELATED PARTY TRANSACTIONS

Parties are considered to be related if one party has the ability to control or exercise significant influence over the other party in making financial or operating decisions. Since transactions with related parties may raise potential or actual conflicts of interest between the related party and the Company, Holdings has implemented a related party transaction policy that requires related party transactions to be reviewed and approved by its Audit Committee.

Following the decrease in AXA’s ownership interest in the Company from approximately 39% to approximately 10% on November 13, 2019 (the “November Offering”), AXA and its affiliates (collectively, “AXA Affiliates”) are no longer considered related parties of the Company. Transactions with AXA Affiliates continue to be reported as related party transactions for periods prior to the November Offering. The Company also had entered into related party transactions with other related parties that are described herein.

Cost Sharing and General Service Agreements

In the second quarter of 2018, Equitable Life entered into a general services agreement with Holdings whereby Equitable Life will benefit from the services received by Holdings from AXA Affiliates for a limited period following the Holdings IPO under a transition services agreement. The general services agreement with Holdings replaces existing cost-sharing and general service agreements with various AXA Affiliates. Equitable Life continues to provide services to Holdings and various AXA Affiliates under a separate existing general services agreement with Holdings. Costs allocated to the Company from Holdings totaled $73 million and $138 million for the years ended December 31, 2019 and 2018, respectively, and are allocated based on cost center tracking of expenses. The cost centers are approved annually and are updated based on business area needs throughout the year.

Investment Management and Service Fees and Expenses

Equitable FMG, a subsidiary of Equitable Life, provides investment management and administrative services to EQAT, Equitable Premier VIP Trust, 1290 Funds and Other AXA Trusts, all of which are considered related parties. Investment management and service fees earned are calculated as a percentage of assets under management and are recorded as revenue as the related services are performed.

AXA Investment Managers Inc. (“AXA IM”) and AXA Rosenberg Investment Management LLC (“AXA Rosenberg”) provide sub-advisory services with respect to certain portfolios of EQAT, Equitable Premier VIP Trust and the Other AXA Trusts. Also, AXA IM and AXA Real Estate Investment Managers (“AXA REIM”) manage certain General Account investments. Fees paid to these affiliates are based on investment advisory service agreements with each affiliate.

Effective December 31, 2018, Equitable Life transferred its interest in ABLP, AB Holdings and the General Partner to a newly formed subsidiary and distributed the shares of the subsidiary to its direct parent which subsequently distributed the shares to Holdings (the “AB Business Transfer”). Accordingly, AB’s related party transactions with AXA Affiliates and mutual funds sponsored by AB are reflected as a discontinued operation in the Company’s consolidated financial statements for the year ended December 31, 2018. Investment management and other services provided by AB prior to the AB Business Transfer will continue based upon the Company’s business needs. The Company recorded investment management fee expense from AllianceBernstein of $102 million and $65 million, for the years ended December 31, 2019 and 2018, respectively. See Note 19 for further details of the AB Business Transfer and the discontinued operation.

As December 31, 2019 and 2018, respectively, the Company held approximately $30 million and $36 million of invested assets in the form of equity interests issued in non-corporate legal entities that were determined by the Company to be VIEs, as further described in Note 2. These legal entities are related parties of Equitable Life. The Company reflects these equity interest in the consolidated Balance Sheets as Other equity investments. The net assets of these unconsolidated VIEs are approximately $974 million and $784 million at December 31, 2019 and 2018, respectively. The Company also has approximately $20 million and $30 million of unfunded commitments at December 31, 2019 and 2018, respectively with these legal entities.

Distribution Revenue and Expenses with Affiliates

Equitable Distributors receives commissions and fee revenue from Equitable America for sales of its insurance products. The commissions and fees earned from Equitable America are based on the various selling agreements.

Equitable Life pays commissions and fees to AXA Distribution Holding Corporation and its subsidiaries (“AXA Distribution”) for sales of insurance products. The commissions and fees paid to AXA Distribution are based on various selling agreements.

Insurance-Related Transactions with Affiliates

GMxB Unwind

Prior to April 2018, Equitable Life ceded the following to AXA RE Arizona, an indirect, wholly-owned subsidiary of Holdings: (i) a 100% quota share of all liabilities for variable annuities with GMxB riders issued on or after January 1, 2006 and in-force on September 30, 2008 (the “GMxB Business”); (ii) a 100% quota share of all liabilities for variable annuities with GMIB riders issued on or after May 1, 1999 through August 31, 2005 in excess of the liability assumed by two unaffiliated reinsurers, which are subject to certain maximum amounts or limitations on aggregate claims; and (iii) a 90% quota share of level premium term insurance issued by Equitable Life on or after March 1, 2003 through December 31, 2008 and lapse protection riders under certain series of universal life insurance policies issued by Equitable Life on or after June 1, 2003 through June 30, 2007.

On April 12, 2018, Equitable Life completed the unwind of the reinsurance previously provided to Equitable Life by AXA RE Arizona for certain variable annuities with GMxB features (the “GMxB Unwind”). Accordingly, all of the business previously ceded to AXA RE Arizona, with the exception of the GMxB Business, was novated to EQ AZ Life Re Company (“EQ AZ Life Re”), a newly formed captive insurance company organized under the laws of Arizona, which is an indirect wholly-owned subsidiary of Holdings. Following the novation of business to EQ AZ Life Re, AXA RE Arizona was merged with and into Equitable Life. Following AXA RE Arizona’s merger with and into Equitable Life, the GMxB Business is not subject to any new internal or third-party reinsurance arrangements, though in the future Equitable Life may reinsure the GMxB Business with third parties.

AXA RE Arizona novated the Life Business from AXA RE Arizona to EQ AZ Life Re as part of the GMxB Unwind. As a result, EQ AZ Life Re reinsures a 90% quota share of level premium term insurance issued by Equitable Life on or after March 1, 2003 through December 31, 2008 and lapse protection riders under UL insurance policies issued by Equitable Life on or after June 1, 2003 through June 30, 2007 and the Excess Risks.

The GMxB Unwind was considered a pre-existing relationship required to be effectively settled at fair value. The loss relating to this relationship resulted from the settlement of the reinsurance contracts at fair value and the write-off of previously recorded assets and liabilities related to this relationship recorded in the Company’s historical accounts. The pre-tax loss recognized in the second quarter of 2018 was $2.6 billion ($2.1 billion net of tax). The Company wrote-off a $1.8 billion deferred cost of reinsurance asset which was previously reported in Other assets. Additionally, the remaining portion of the loss was determining by calculating the difference between the fair value of the assets received compared to the fair value of the assets and liabilities already recorded within the Company’s consolidated financial statements. The Company’s primary assets previously recorded were reinsurance recoverables, including the reinsurance recoverable associated with GMDB business. There was an approximate $400 million difference between the fair value of the GMDB recoverable compared to its carrying value which is accounted for under ASC 944.

The assets received and the assets removed were as follows:

	As of April 12, 2018
	(in millions)
	Assets Received	Assets Removed
Assets at fair value:
Fixed income securities	$7,083
Short-term investments	205
Money market funds	2
Accrued interest	43
Derivatives	282
Cash and cash equivalents	1,273

Total	$8,888

Deferred cost of reinsurance asset		$1,839
GMDB ceded reserves		2,317
GMIB reinsurance contract asset		7,463
Payable to AXA RE Arizona		270

Total		$11,889

Significant non-cash transactions involved in the GMxB Unwind included: (a) the increase in total investments includes non-cash activities of $7.6 billion for assets received related to the recapture transaction; (b) cancellation of the $300 million surplus note between the Company and AXA RE Arizona; and (c) settlement of the intercompany receivables/payables to AXA RE Arizona of $270 million. In addition, upon merging the remaining assets of AXA Re Arizona into Equitable Life, $1.2 billion of deferred tax assets were recorded on the balance sheet through an adjustment to Capital in excess of par value.

The reinsurance arrangements with EQ AZ Life Re provide important capital management benefits to Equitable Life. At December 31, 2019, the Company’s GMIB reinsurance contract asset with EQ AZ Life Re had carrying values of $327 million and is reported in GMIB contract reinsurance asset, at fair value in the consolidated balance sheets. Ceded premiums and policy fee income in 2019 and 2018 totaled approximately $62 million and $100 million, respectively. Ceded claims paid in 2019 and 2018 were $52 million and $78 million, respectively.

Prior to April 2018, Equitable Life reinsured to AXA RE Arizona, a 100% quota share of all liabilities for variable annuities with enhanced GMDB and GMIB riders issued on or after January 1, 2006 and in-force on September 30, 2008. AXA RE Arizona also reinsured a 90% quota share of level premium term insurance issued by Equitable Life on or after March 1, 2003 through December 31, 2008 and lapse protection riders under UL insurance policies issued by Equitable Life on or after June 1, 2003 through June 30, 2007. The reinsurance arrangements with AXA RE Arizona provided important capital management benefits to Equitable Life. At December 31, 2017, the Company’s GMIB reinsurance contract asset with AXA RE Arizona had a carrying value of $8.6 billion and was reported in GMIB reinsurance contract asset, at fair value in the consolidated balance sheets. Ceded premiums and policy fee income in 2017 totaled approximately $454 million. Ceded claims paid in 2017 were $213 million.

Reinsurance Assumed from AXA Affiliates

Prior to 2019, AXA Global Life retroceded a quota share portion of certain life and health risks of various AXA Affiliates to Equitable Life and Equitable America on a one-year term basis. The agreement was closed effective December 31, 2018. Also, AXA Life Insurance Company Ltd. cedes a portion of its variable deferred annuity business to Equitable Life.

Premiums earned in 2019, 2018 and 2017 were $19 million, $20 million and $20 million, respectively. Claims and expenses paid in 2019, 2018 and 2017 were $6 million, $8 million, and $5 million, respectively.

Reinsurance Ceded to AXA Affiliates

Equitable Life entered into a stop loss reinsurance agreement with AXA Global Life (“AGL”) to protect Equitable Life with respect to a deterioration in its claims experience following the occurrence of an extreme mortality event.

Equitable Life also accepts certain retrocession policies through reinsurance agreements with various reinsurers and retrocedes to AGL the excess of its first retention layer.

The Company’s subsidiaries entered into a Life Catastrophe Excess of Loss Reinsurance Agreement (the “Excess of Loss Agreement”) with a number of subscribing reinsurers, which included AGL. AGL participated as a subscribing reinsurer with 5% of the pool, pro rata, across the upper and lower layers through the contract period ending March 31, 2018.

Premiums and expenses paid for the above agreements in 2019, 2018 and 2017 were $3 million, $4 million, and $4 million, respectively.

On September 12, 2018, AXA Group acquired XL Catlin. Prior to the acquisition, Equitable Life had ceded part of our disability income business to XL Catlin and as of December 31, 2019 and 2018, the reserves ceded were $104 million and $93 million, respectively.

Investments in Unconsolidated Equity Interests in AXA Affiliates

As December 31, 2019 and 2018, respectively, the Company held approximately $229 million and $237 million of invested assets in the form of equity interests issued in non-corporate legal entities that were determined by the Company to be VIEs, as further described in Note 2. These legal entities are related parties of Equitable Life. The Company reflects these equity interest in the consolidated Balance Sheets as Other equity investments. The net assets of these unconsolidated VIEs are approximately $10 billion and $9 billion at December 31, 2019 and 2018, respectively. The Company also has approximately $205 million and $249 million of unfunded commitments at December 31, 2019 and 2018, respectively with these legal entities.

Assumption by Holdings of Obligations of AXA Financial to Equitable Life

On October 1, 2018, AXA Financial merged with and into its direct parent, Holdings, with Holdings continuing as the surviving entity. As a result, Holdings assumed AXA Financial’s obligations with respect to the Company, including obligations related to certain benefit plans.

In March 2018, Equitable Life sold its interest in two consolidated real estate joint ventures to AXA France for a total purchase price of approximately $143 million, which resulted in a pre-tax loss of $0.2 million and the elimination of $202 million of long-term debt from the Company’s consolidated balance sheets at December 31, 2018.

Revenues and Expenses for 2019, 2018 and 2017

The table below summarizes the fees received/paid by the Company and the expenses reimbursed to/from the Company in connection with certain services described above for the years ended December 31, 2019, 2018 and 2017.

	Years ended December 31,
	2019	2018	2017
	(in millions)
Revenue received or accrued for:
Investment management and administrative services provided to EQAT, Equitable Premier VIP Trust, 1290 Funds and Other AXA Trusts	$669	$727	$720
General services provided to affiliates(1)	460	463	439
Amounts received or accrued for commissions and fees earned for sale of Equitable America’s insurance products	39	44	45

Total	$1,167	$1,234	$1,204

Expenses paid or accrued for:
Paid or accrued commission and fee expenses for sale of insurance products by AXA Equitable Distribution	$573	$613	$608
General services provided by affiliates(1)	76	109	186
Investment management services provided by AXA IM, AXA REIM and AXA Rosenberg	5	2	5

Total	$654	$724	$799

(1)	Includes AXA Affiliates and affiliates of Holdings.

Contribution to the Equitable Foundation

In November 2019, Equitable Life made a $25 million funding contribution to the Equitable Foundation. The Equitable Foundation is the philanthropic arm of Equitable Life.

13)	EMPLOYEE BENEFIT PLANS

Equitable Life sponsors the following employee benefit plans:

401(k) Plan

Equitable Life sponsors the AXA Equitable 401(k) Plan, a qualified defined contribution plan for eligible employees and financial professionals. The plan provides for both a company contribution and a discretionary profit-sharing contribution. Expenses associated with this 401(k) Plan were $22 million, $19 million and $15 million for the years ended December 31, 2019, 2018 and 2017, respectively. In December 2018 the Company announced a 3% Company match for the AXA Equitable 401(k) Plan beginning January 1, 2019. This match will supplement the existing Company contribution on eligible compensation.

Pension Plan

Equitable Life also sponsors the AXA Equitable Retirement Plan (the “AXA Equitable QP”), a frozen qualified defined benefit pension plan covering its eligible employees and financial professionals. This pension plan is non-contributory, and its benefits are generally based on a cash balance formula and/or, for certain participants, years of service and average income over a specified period in the plan. Effective December 31, 2015, primary liability for the obligations of Equitable Life under the AXA Equitable QP was transferred from Equitable Life to AXA Financial, and upon the merger of AXA Financial into Holdings, Holdings assumes primary liability under terms of an Assumption Agreement. Equitable Life remains secondarily liable for its obligations under the AXA Equitable QP and would recognize such liability in the event Holdings does not perform under the terms of the Assumption Agreement.

The AXA Equitable QP is not governed by a collective-bargaining agreement and is not under a financial improvement plan or a rehabilitation plan. For the years ended December 31, 2019, 2018 and 2017, expenses related to the plan were $21 million, $60 million and $27 million, respectively.

The following table presents the funded status of the plan:

	As of December 31,
	2019	2018
	(in millions)
Legal Name of Plan: AXA Equitable Retirement Plan EIN# 13-5570651
Total Plan Assets	$2,159	$1,993

Accumulated Benefit Obligation	$2,160	$2,039

Funded Status	99.9%	97.8%

Other Benefit Plans

Equitable Life also sponsors a non-qualified retirement plan, a medical and life retiree plan, a post-employment plan and deferred compensation plan. The expenses related to these plans were $47 million, $70 million and $37 million for the years ended December 31, 2019, 2018 and 2017, respectively.

14)	SHARE-BASED COMPENSATION PROGRAMS

Compensation costs for 2019, 2018 and 2017 for share-based payment arrangements as further described herein are as follows:

	Years Ended December 31,
	2019	2018	2017
	(in millions)
Performance Shares	$10	$12	$18
Stock Options	3	2	1
AXA Shareplan	—	—	9
Restricted Stock Unit Awards	15	16	2
Other Compensation Plans(1)	—	—	—

Total Compensation Expenses	$28	$30	$30

(1)	Includes stock appreciation rights and employee stock purchase plans.

Since 2018, Holdings has granted equity awards under the Equitable Holdings, Inc. 2018 Omnibus Incentive Plan (the “2018 Omnibus Plan”) and the Equitable Holdings, Inc. 2019 Omnibus Incentive Plan (the “2019 Omnibus Plan”) which were adopted by Holdings on April 25, 2018 and February 28, 2019 respectively. Awards under the 2018 and 2019 Omnibus Plans are linked to Holdings’ common stock. As of December 31, 2019, the common stock reserved and available for issuance under the 2018 and 2019 Omnibus Plans was 12.5 million shares. Holdings may issue new shares or use common stock held in treasury for awards linked to Holdings’ common stock.

Equitable Life’s Participation in Holdings’ Equity Award Plans

Equitable Life’s employees, financial professionals and directors in 2019 and 2018 were granted equity awards under the 2019 and 2018 Omnibus Plans with the exception of the Holdings restricted stock units (“Holdings RSUs”) granted to financial professionals in 2018. All grants discussed in this section will be settled in shares of Holdings’ common stock except for the RSUs granted to financial professionals in 2019 and 2018 which will be settled in cash.

For awards with graded vesting schedules and service-only vesting conditions, including Holdings RSUs and other forms of share-based payment awards, Holdings applies a straight-line expense attribution policy for the recognition of compensation cost. Actual forfeitures with respect to the 2019 and 2018 grants were considered immaterial in the recognition of compensation cost.

Annual Awards Under 2019 and 2018 Equity Programs

Each year, the Compensation Committee of the Holdings’ Board of Directors approves an equity-based award program with awards under the program granted at its regularly scheduled meeting in February. Annual awards under Holdings’

2019 and 2018 equity programs consisted of a mix of equity vehicles including Holdings restricted stock units (“RSUs”), Holdings stock options and Holdings performance shares. If Holdings pays any ordinary dividend in cash, all outstanding Holdings RSUs and performance shares will accrue dividend equivalents in the form of additional Holdings RSUs or performance shares to be settled or forfeited consistent with the terms of the related award.

Holdings RSUs

Holdings RSUs granted to Equitable Life employees under the 2019 and 2018 equity programs vest ratably in equal annual installments over a three-year period. The fair value of the awards was measured using the closing price of the Holdings share on the grant date, and the resulting compensation expense will be recognized over the shorter of the vesting term or the period up to the date at which the participant becomes retirement eligible, but not less than one year.

Cash-settled Holdings RSUs granted to eligible Equitable Life financial professionals under the 2019 and 2018 equity programs vest ratably in equal installments over a three-year period. The cash payment for each RSU will equal the average closing price for a Holdings share on the NYSE over the 20 trading days immediately preceding the vesting date. These awards are liability-classified and require fair value remeasurement based upon the price of a Holdings share at the close of each reporting period.

Holdings Stock Options

Holdings stock options granted to Equitable Life employees under the 2019 and 2018 equity programs have a three-year graded vesting schedule, with one-third vesting on each of the three anniversaries. The total grant date fair value of Holdings stock options will be charged to expense over the shorter of the vesting period or the period up to the date at which the participant becomes retirement eligible, but not less than one year.

Holdings Performance Shares

Holdings performance shares granted to Equity Life’s employees under the 2019 and 2018 equity programs are subject to performance conditions and a three-year cliff-vesting. The performance shares consist of two distinct tranches; one based on Holding’s return-on-equity targets (the “ROE Performance Shares”) and the other based on the Holdings’ relative total shareholder return targets (the “TSR Performance Shares”), each comprising approximately one-half of the award. Participants may receive from 0% to 200% of the unearned performance shares granted. The grant-date fair value of the ROE Performance Shares will be established once all of Holdings’ applicable Non-GAAP ROE targets are determined and approved.

The grant-date fair value of the TSR Performance Shares was measured using a Monte Carlo approach. Under the Monte Carlo approach, stock returns were simulated for Holdings and the selected peer companies to estimate the payout percentages established by the conditions of the award. The aggregate grant-date fair value of the unearned TSR Performance Shares will be recognized as compensation expense over the shorter of the cliff-vesting period or the period up to the date at which the participant becomes retirement eligible, but not less than one year.

Director Awards

Holdings granted unrestricted Holdings shares to non-employee directors of Holdings, Equitable Life in 2019 and 2018. The fair value of these awards was measured using the closing price of Holdings shares on the grant date. These awards immediately vest and all compensation expense is recognized at the grant date.

One-Time Awards Granted in 2018

Transaction Incentive Awards

On May 9, 2018, coincident with the IPO, Holdings granted one-time “Transaction Incentive Awards” to executive officers and certain other R&P employees in the form of 722 thousand Holdings RSUs. Fifty percent of the Holdings RSUs will vest based on service over a two-year period from the IPO date (the “Service Units”), and fifty percent t will vest based on service and a market condition (the “Performance Units”). The market condition is based on share price growth of at least 130% or 150% within a two or five-year period, respectively. If the market condition is not achieved, 50% of the Performance Units may still vest based on five years of continued service and the remaining Performance Units will be forfeited.

The grant-date fair value of half of the Performance Units, was at the $20 IPO price for a Holdings share as employees are still able to vest in these awards even if the share price growth targets are not achieved. The resulting compensation expense is recognized over the five-year requisite service period. The grant-date fair value of $16.47 was used to value the remaining half of the Performance Units that are subject to risk of forfeiture for non-achievement of the Holdings share price conditions. The grant date fair value was measured using Monte Carlo simulation from which a five-year requisite service period was derived, representing the median of the distribution of stock price paths on which the market condition is satisfied.

Special IPO Grant

Also, on May 9, 2018, Holdings made a grant of 357 thousand Holdings RSUs to Equitable Life employees and financial professionals, or 50 restricted stock units to each eligible individual, that cliff vested on November 9, 2018. The grant-date fair value of the award was measured using the $20 IPO price for a Holdings share and all compensation expense was recognized as of November 9, 2018.

Prior Equity Award Grants and Settlements

In 2017 and prior years, equity awards for employees, financial professional and directors were available under the umbrella of AXA’s global equity program. Accordingly, equity awards granted in 2017 and prior years were linked to AXA’s stock.

Employees were granted AXA ordinary share options each year under the AXA Stock Option Plan for AXA Financial Employees and Associates (the “Stock Option Plan”). There is no limitation in the Stock Option Plan on the number of shares that may be issued pursuant to option or other grants.

Employees were also granted AXA performance shares under the AXA International Performance Shares Plan established for each year (the “Performance Share Plan”) and financial professionals were granted performance units under the AXA Advisors Performance Unit Plan established for each year.

The fair values of these prior awards are measured at the grant date by reference to the closing price of the AXA ordinary share, and the result, as adjusted for achievement of performance targets and pre-vesting forfeitures, generally is attributed over the shorter of the requisite service period, the performance period, if any, or to the date at which retirement eligibility is achieved and subsequent service no longer is required for continued vesting of the award. Remeasurements of fair value for subsequent price changes until settlement are made only for performance unit awards that are settled in cash. The fair value of performance units earned and reported in Other liabilities in the consolidated balance sheets at December 31, 2019 and 2018 was $43 million and $32 million, respectively.

2017 Performance Shares Grant

Under the terms of the 2017 Performance Share Plan, AXA awarded performance shares to Equitable Life employees. The extent to which 2017-2019 cumulative performance targets measuring the performance of AXA and select businesses are achieved will determine the number of performance shares earned. For all Equitable Life employees, the number of performance shares earned may vary between 0% and 130% of the number of performance shares at stake. The performance shares earned during this performance period will vest and be settled on the fourth anniversary of the award date.

2017 Performance Units Grant

Under the terms of the AXA Advisors Performance Unit Plan performance units were granted to Equitable Life financial professionals. The performance units will be cash settled and are remeasured until settlement of the awards. The performance units will be earned based on meeting pre-established performance metrics tied to achievement of specific sale and earnings goals. For all awards, the number of performance units earned may vary between 0% and 130% of the number of performance units at stake. The performance units earned during this performance period will vest and be settled on the fourth anniversary of the award date.

2017 Stock Options Grant

On June 21, 2017, 0.5 million options to purchase AXA ordinary shares were granted to Equitable Life employees under the terms of the Stock Option Plan with a ten-year term. All of those options have a five-year graded schedule, with one-third vesting on each of the third, fourth, and fifth anniversaries of the grant date. Of the total awarded on June 21, 2017, 0.3 million are further subject to conditional vesting terms that require the AXA ordinary share price to outperform the Euro Stoxx Insurance Index over a specified period.

Other Grants

Prior to the IPO, non-officer directors of Holdings and certain subsidiaries were granted restricted AXA ordinary shares (prior to 2011, AXA ADRs) and unrestricted AXA ordinary shares (prior to March 15, 2010, AXA ADRs) annually under The Equity Plan for Directors.

The Company has also granted AXA restricted stock units (“AXA RSUs”) to certain executives. The AXA RSUs are phantom AXA ordinary shares that, once vested, entitle the recipient to a cash payment based on the average closing price of the AXA ordinary share over the twenty trading days immediately preceding the vesting date.

Summary of Stock Option Activity

A summary of activity in the AXA and Holdings option plans during 2019 follows:

	Options Outstanding
	EQH Shares		AXA Ordinary Shares		AXA ADRs(2)
	Number Outstanding (In 000’s)	Weighted Average Exercise Price	Number Outstanding (In 000’s)	Weighted Average Exercise Price	Number Outstanding (In 000’s)	Weighted Average Exercise Price

Options Outstanding at January 1, 2019	835	$21.34	2,609	€18.20	15	$15.37
Options granted	1,251	$18.74	156	€21.60	—	$—
Options exercised	23	$21.34	856	€16.40	15	$15.37
Options forfeited, net	133	$20.29	182	€19.72	—	$—
Options expired	—	$—	—	€—	—	$—

Options Outstanding at December 31, 2019	1,930	$19.73	1,727	€20.09	—	$—

Aggregate Intrinsic Value(1)		$9,755		€8,661		$—

Weighted Average Remaining Contractual Term (in years)	8.85		5.20		—

Options Exercisable at December 31, 2019	250	$21.34	1,527	€19.74	—	$—

Aggregate Intrinsic Value(1)		$859		€8,207		$—

Weighted Average Remaining Contractual Term (in years)	8.43		4.85		—

(1)

Aggregate intrinsic value, presented in thousands, is calculated as the excess of the closing market price on December 31, 2019 of the respective underlying shares over the strike prices of the option awards. For awards with strike prices higher then market prices, intrinsic value is shown as zero.

(2)

AXA ordinary shares will be delivered to participants in lieu of AXA ADRs at exercise or maturity. For the purpose of estimating the fair value of Holdings and AXA stock option awards, the Black-Scholes is used. A Monte-Carlo simulation approach was used to model the fair value of the conditional vesting feature of the awards of options to purchase Holdings and AXA ordinary shares. Shown below are the relevant input assumptions used to derive the fair values of options awarded in 2019, 2018 and 2017.

	EQH Shares(1)		AXA Ordinary Shares(2)
	2019	2018	2019	2018	2017

Dividend yield	2.77%	2.44%	NA	NA	6.49%
Expected volatility	25.70%	25.40%	NA	NA	26.6%
Risk-free interest rates	2.49%	2.83%	NA	NA	0.33%
Expected life in years	5.8	9.7	NA	NA	8.1
Weighted average fair value per option at grant date	$3.82	$4.61	NA	NA	$2.06

(1)

The expected volatility is based on historical selected peer data, the weighted average expected term is determined by using the simplified method due to lack of sufficient historical data, the expected dividend yield based on Holdings’ expected annualized dividend, and the risk-free interest rate is based on the U.S. Treasury bond yield for the appropriate expected term.

(2)

The expected AXA dividend yield is based on market consensus. AXA share price volatility is estimated on the basis of implied volatility, which is checked against an analysis of historical volatility to ensure consistency. The risk-free interest rate is based on the Euro Swap Rate curve for the appropriate term. The effect of expected early exercise is taken into account through the use of an expected life assumption based on historical data.

As of December 31, 2019, approximately $0.4 million of unrecognized compensation cost related to AXA unvested stock option awards is expected to be recognized by the Equitable Life over a weighted-average period of 0.7 years. Approximately $3 million of unrecognized compensation cost related to Holdings unvested stock option awards is expected to be recognized by the Equitable Life over a weighted average period of 0.8 years.

Restricted Awards

The market price of a Holdings share is used as the basis for the fair value measure of a Holdings RSU. For purposes of determining compensation cost for stock-settled Holdings RSUs, fair value is fixed at the grant date until settlement, absent modification to the terms of the award. For liability-classified cash-settled Holdings and AXA RSUs, fair value is remeasured at the end of each reporting period.

At December 31, 2019, approximately 1.8 million Holdings RSUs and AXA ordinary share unit awards remain unvested. Unrecognized compensation cost related to these awards totaled approximately $19 million and is expected to be recognized over a weighted-average period of 1.08 years.

Following table summarizes Holdings restricted share units and AXA ordinary share unit activity for 2019.

	Shares of Holdings Restricted Stock	Weighted Average Grant Date Fair Value	Shares of AXA Restricted Stock	Weighted Average Grant Date Fair Value
Unvested as of January 1, 2019	1,259,059	$21.00	48,334	$20.38
Granted	1,007,057	$18.22	—	$—
Forfeited	125,915	$19.74	—	$—
Vested	334,900	$20.51	29,054	$21.35

Unvested as of December 31, 2019	1,805,301	$19.35	19,280	$19.20

Performance Awards

At December 31, 2019, approximately 2.5 million Holdings and AXA performance awards remain unvested. Unrecognized compensation cost related to these awards totaled approximately $10 million and is expected to be recognized over a weighted-average period of 0.64 years.

The following table summarizes Holdings and AXA performance awards activity for 2019.

	Shares of Holdings Performance Awards	Weighted- Average Grant Date Fair Value	Shares of AXA Performance Awards	Weighted- Average Grant Date Fair Value
Unvested as of January 1, 2019	166,552	$23.17	3,159,577	$20.10
Granted	243,041	$19.67	149,757	$20.70
Forfeited	25,952	$21.77	210,329	$20.20
Vested	—	$—	944,945	$20.23

Unvested as of December 31, 2019	383,641	$21.05	2,154,059	$20.08

Employee Stock Purchase Plans

Holdings Stock Purchase Plan

Under the Equitable Holdings, Inc. Stock Purchase Program (“SPP”) participants are able to contribute up to 100% of their eligible compensation and receive a matching contribution in cash equal to 15% of their payroll contribution, which is used to purchase Holdings shares. Purchases are made at the end of each month at the prevailing market rate.

AXA Shareplan 2017

In 2017, eligible employees of participating AXA subsidiaries were offered the opportunity to purchase newly issued AXA ordinary shares, subject to plan limits, under the terms of AXA Shareplan 2017. Investment Option A permitted participants to purchase AXA ordinary shares at a 20% formula discounted price of €20.19 per share. Investment Option B permitted participants to purchase AXA ordinary shares at an 8.98% formula discounted price of €22.96 per share on a leveraged basis with a guaranteed return of initial investment plus a portion of any appreciation in the undiscounted value of the total shares purchased. All subscriptions became binding and irrevocable on October 17, 2017.

15)	INCOME TAXES

A summary of the income tax (expense) benefit in the consolidated statements of income (loss) follows:

	Years Ended December 31,
	2019	2018	2017
	(in millions)
Income tax (expense) benefit:
Current (expense) benefit	$295	$234	$(6)
Deferred (expense) benefit	289	212	1,216

Total	$584	$446	$1,210

The Federal income taxes attributable to consolidated operations are different from the amounts determined by multiplying the earnings before income taxes and noncontrolling interest by the expected Federal income tax rate of 21%, 21% and 35% for 2019, 2018 and 2017, respectively. The sources of the difference and their tax effects are as follows:

	Years Ended December 31,
	2019	2018	2017
	(in millions)

Expected income tax (expense) benefit	$510	$311	$(542)
Noncontrolling interest	1	(1)	—
Non-taxable investment income	73	104	241
Tax audit interest	(14)	(11)	(6)
State income taxes	(2)	(1)	(3)
Tax settlements/uncertain tax position release	12	—	221
Change in tax law	—	46	1,308
Other	4	(2)	(9)

Income tax (expense) benefit	$584	$446	$1,210

In accordance with Staff Accounting Bulletin No. 118 (“SAB 118”), the Company recorded provisional estimates for the income tax effects of the Tax Cuts and Jobs Act (the “Tax Reform Act”) in 2017 and refined those estimates in 2018. The impact of the Tax Reform Act primarily related to the revaluation of deferred tax assets and liabilities.

During the second quarter of 2017, the Company agreed to the Internal Revenue Service’s Revenue Agent’s Report for its consolidated 2008 and 2009 Federal corporate income tax returns. The impact on the Company’s financial statements and unrecognized tax benefits was a tax benefit of $221 million.

The components of the net deferred income taxes are as follows:

	As of December 31,
	2019		2018
	Assets	Liabilities	Assets	Liabilities
	(in millions)

Compensation and related benefits	$51	$—	$47	$—
Net operating loss	44	—	239	—
Reserves and reinsurance	944	—	16	—
DAC	—	716	—	864
Unrealized investment gains (losses)	—	639	123	—
Investments	640	—	622	—
Tax credits	—	—	314	—
Other	—	73	14	—

Total	$1,679	$1,428	$1,375	$864

The Company had $314 million of AMT credits for the year ended December 31, 2018 and expects those credits to be currently utilized or refunded.

A reconciliation of unrecognized tax benefits (excluding interest and penalties) follows:

	Years Ended December 31,
	2019	2018	2017
	(in millions)

Balance at January 1,	$273	$205	$444
Additions for tax positions of prior years	24	98	28
Reductions for tax positions of prior years	—	(30)	(234)
Settlements with tax authorities	—	—	(33)

Balance at December 31,	$297	$273	$205

Unrecognized tax benefits that, if recognized, would impact the effective rate	$222	$202	$172

The Company recognizes accrued interest and penalties related to unrecognized tax benefits in tax expense. Interest and penalties included in the amounts of unrecognized tax benefits at December 31, 2019 and 2018 were $55 million and $41 million, respectively. For 2019, 2018 and 2017, respectively, there were $14 million, $18 million and $(44) million in interest expense (benefit) related to unrecognized tax benefits.

It is reasonably possible that the total amount of unrecognized tax benefits will change within the next 12 months due to the conclusion of IRS proceedings and the addition of new issues for open tax years. The possible change in the amount of unrecognized tax benefits cannot be estimated at this time.

As of December 31, 2019, tax years 2010 and subsequent remain subject to examination by the IRS.

16)	EQUITY

AOCI represents cumulative gains (losses) on items that are not reflected in income (loss). The balances for the past three years follow:

	December 31,
	2019	2018	2017
	(in millions)

Unrealized gains (losses) on investments(1)	$1,597	$(484)	$581
Defined benefit pension plans(2)	(5)	(7)	(51)

Total accumulated other comprehensive income (loss) from continuing operations	1,592	(491)	530

Less: Accumulated other comprehensive income (loss) attributable to discontinued operations, net of noncontrolling interest	—	—	(68)

Accumulated other comprehensive income (loss) attributable to Equitable Life	$1,592	$(491)	$598

(1)	2018 includes a $86 million decrease to Accumulated other comprehensive loss from the impact of adoption of ASU 2018-02.
(2)	2018 includes a $3 million increase to Accumulated other comprehensive loss from the impact of adoption of ASU 2018-02.

The components of OCI, net of taxes for the years ended December 31, 2019, 2018 and 2017, net of tax, follow:

	Years Ended December 31,
	2019	2018	2017
	(in millions)
Change in net unrealized gains (losses) on investments:
Net unrealized gains (losses) arising during the year(3)	$3,052	$(1,663)	$741
(Gains) losses reclassified to Net income (loss) during the year(1)	(160)	(4)	8

Net unrealized gains (losses) on investments	2,892	(1,667)	749
Adjustments for policyholders’ liabilities, DAC, insurance liability loss recognition and other	(811)	437	(165)

Change in unrealized gains (losses), net of adjustments (net of deferred income tax expense (benefit) of $547, $(310), and $244)	2,081	(1,230)	584

Change in defined benefit plans:
Reclassification to Net income (loss) of amortization of net prior service credit included in net periodic cost(2)	2	(4)	(5)

Change in defined benefit plans (net of deferred income tax expense (benefit) of $0, $0, and $(2))	2	(4)	(5)

Total other comprehensive income (loss), net of income taxes from continuing operations	2,083	(1,234)	579
Other comprehensive income (loss) from discontinued operations, net of income taxes(3)	—	—	23

Other comprehensive income (loss) attributable to Equitable Life	$2,083	$(1,234)	$602

(1)

See “Reclassification adjustments” in Note 3. Reclassification amounts presented net of income tax expense (benefit) of $(43) million, $(1) million and $(5) million for the years ended December 31, 2019, 2018 and 2017, respectively.

(2)

These AOCI components are included in the computation of net periodic costs (see “Employee Benefit Plans” in Note 13). Reclassification amounts presented net of income tax expense (benefit) of $0 million, $0 million and $2 million for the years ended December 31, 2019, 2018 and 2017, respectively.

(3)	Includes reclassification related to Discontinued Operations in 2017.

Investment gains and losses reclassified from AOCI to Net income (loss) primarily consist of realized gains (losses) on sales and OTTI of AFS securities and are included in Total investment gains (losses), net on the consolidated statements of income (loss). Amounts reclassified from AOCI to Net income (loss) as related to defined benefit plans primarily consist of amortizations of net (gains) losses and net prior service cost (credit) recognized as a component of net periodic cost and reported in Compensation and benefits in the consolidated statements of income (loss). Amounts presented in the table above are net of tax.

17)	COMMITMENTS AND CONTINGENT LIABILITIES

Litigation

Litigation, regulatory and other loss contingencies arise in the ordinary course of the Company’s activities as a diversified financial services firm. The Company is a defendant in a number of litigation matters arising from the conduct of its business. In some of these matters, claimants seek to recover very large or indeterminate amounts, including compensatory, punitive, treble and exemplary damages. Modern pleading practice permits considerable variation in the assertion of monetary damages and other relief. Claimants are not always required to specify the monetary damages they seek, or they may be required only to state an amount sufficient to meet a court’s jurisdictional requirements. Moreover, some jurisdictions allow claimants to allege monetary damages that far exceed any reasonably possible verdict. The variability in pleading requirements and past experience demonstrates that the monetary and other relief that may be requested in a lawsuit or claim often bears little relevance to the merits or potential value of a claim. Litigation against the Company includes a variety of claims including, among other things, insurers’ sales practices, alleged agent misconduct, alleged failure to properly supervise agents, contract administration, product design, features and accompanying disclosure, cost of insurance increases, payments of death benefits and the reporting and escheatment of unclaimed property, alleged breach of fiduciary duties, alleged mismanagement of client funds and other matters.

As with other financial services companies, the Company periodically receives informal and formal requests for information from various state and federal governmental agencies and self-regulatory organizations in connection with inquiries and investigations of the products and practices of the Company or the financial services industry. It is the practice of the Company to cooperate fully in these matters.

The outcome of a litigation or regulatory matter is difficult to predict, and the amount or range of potential losses associated with these or other loss contingencies requires significant management judgment. It is not possible to predict the ultimate outcome or to provide reasonably possible losses or ranges of losses for all pending regulatory matters, litigation and other loss contingencies. While it is possible that an adverse outcome in certain cases could have a material adverse effect upon the Company’s financial position, based on information currently known, management believes that neither the outcome of pending litigation and regulatory matters, nor potential liabilities associated with other loss contingencies, are likely to have such an effect. However, given the large and indeterminate amounts sought in certain litigation and the inherent unpredictability of all such matters, it is possible that an adverse outcome in certain of the Company’s litigation or regulatory matters, or liabilities arising from other loss contingencies, could, from time to time, have a material adverse effect upon the Company’s results of operations or cash flows in a particular quarterly or annual period.

For some matters, the Company is able to estimate a possible range of loss. For such matters in which a loss is probable, an accrual has been made. For matters where the Company, however, believes a loss is reasonably possible, but not probable, no accrual is required. For matters for which an accrual has been made, but there remains a reasonably possible range of loss in excess of the amounts accrued or for matters where no accrual is required, the Company develops an estimate of the unaccrued amounts of the reasonably possible range of losses. As of December 31, 2019, the Company estimates the aggregate range of reasonably possible losses, in excess of any amounts accrued for these matters as of such date to be up to approximately $100 million.

For other matters, the Company is currently not able to estimate the reasonably possible loss or range of loss. The Company is often unable to estimate the possible loss or range of loss until developments in such matters have provided sufficient information to support an assessment of the range of possible loss, such as quantification of a damage demand from plaintiffs, discovery from plaintiffs and other parties, investigation of factual allegations, rulings by a court on motions or appeals, analysis by experts and the progress of settlement discussions. On a quarterly and annual basis, the Company reviews relevant information with respect to litigation and regulatory contingencies and updates the Company’s accruals, disclosures and reasonably possible losses or ranges of loss based on such reviews.

In August 2015, a lawsuit was filed in Connecticut Superior Court, Judicial Division of New Haven entitled Richard T. O’Donnell, on behalf of himself and all others similarly situated v. AXA Equitable Life Insurance Company. This lawsuit is a putative class action on behalf of all persons who purchased variable annuities from Equitable Life, which were subsequently subjected to the volatility management strategy and who suffered injury as a result thereof. Plaintiff asserts a claim for breach of contract alleging that Equitable Life implemented the volatility management strategy in violation of applicable law. Plaintiff seeks an award of damages individually and on a class-wide basis, and costs and disbursements, including attorneys’ fees, expert witness fees and other costs. In November 2015, the Connecticut Federal District Court transferred this action to the United States District Court for the Southern District of New York. In March 2017, the Southern District of New York granted Equitable Life’s motion to dismiss the complaint. In April 2017, the plaintiff filed a notice of appeal. In April 2018, the United States Court of Appeals for the Second Circuit reversed the trial court’s decision with instructions to remand the case to Connecticut state court. In September 2018, the Second Circuit issued its mandate, following Equitable Life’s notification to the court that it would not file a petition for writ of certiorari. The case was transferred in December 2018 and is pending in Connecticut Superior Court, Judicial District of Stamford. We are vigorously defending this matter.

In February 2016, a lawsuit was filed in the United States District Court for the Southern District of New York entitled Brach Family Foundation, Inc. v. AXA Equitable Life Insurance Company. This lawsuit is a putative class action brought on behalf of all owners of universal life (“UL”) policies subject to Equitable Life’s COI rate increase. In early 2016, Equitable Life raised COI rates for certain UL policies issued between 2004 and 2007, which had both issue ages 70 and above and a current face value amount of $1 million and above. A second putative class action was filed in Arizona in 2017 and consolidated with the Brach matter. The current consolidated amended class action complaint alleges the following claims: breach of contract; misrepresentations by Equitable Life in violation of Section 4226 of the New York Insurance Law; violations of New York General Business Law Section 349; and violations of the California Unfair Competition Law, and the California Elder Abuse Statute. Plaintiffs seek; (a) compensatory damages, costs, and, pre- and post-judgment interest; (b) with respect to their claim concerning Section 4226, a penalty in the amount of premiums paid by the plaintiffs and the putative class; and (c) injunctive relief and attorneys’ fees in connection with their statutory claims. Five other federal actions challenging the COI rate increase are also pending against Equitable Life and have been coordinated with the Brach action for the purposes of pre-trial activities. They contain allegations similar to those in the Brach action as well as additional allegations for violations of various states’ consumer protection statutes and common law fraud. Three actions are also pending against Equitable Life in New York state court. Equitable Life is vigorously defending each of these matters.

Obligations under Funding Agreements

As a member of the FHLBNY, Equitable Life has access to collateralized borrowings. It also may issue funding agreements to the FHLBNY. Both the collateralized borrowings and funding agreements would require Equitable Life to pledge qualified mortgage-backed assets and/or government securities as collateral. Equitable Life issues short-term funding agreements to the FHLBNY and uses the funds for asset, liability, and cash management purposes. Equitable Life issues long-term funding agreements to the FHLBNY and uses the funds for spread lending purposes.

Entering into FHLBNY membership, borrowings and funding agreements requires the ownership of FHLBNY stock and the pledge of assets as collateral. Equitable Life has purchased FHLBNY stock of $322 million and pledged collateral with a carrying value of $9.8 billion as of December 31, 2019.

Funding agreements are reported in Policyholders’ account balances in the consolidated balance sheets. For other instruments used for asset/liability and cash management purposes, see “Derivative and offsetting assets and liabilities” included in Note 4. The table below summarizes the Company’s activity of funding agreements with the FHLBNY.

Change in FHLBNY Funding Agreements during the Years Ended December 31, 2019 and 2018

	Outstanding Balance at December 31, 2018	Issued During the Period	Repaid During the Period	Long-term Agreements Maturing Within One Year	Outstanding Balance at December 31, 2019
	(in millions)
Short-term funding agreements:
Due in one year or less	$1,640	$29,330	$26,420	$58	$4,608
Long-term funding agreements:
Due in years two through five	1,569	—	—	77	1,646
Due in more than five years	781	—	—	(135)	646

Total long-term funding agreements	2,350	—	—	(58)	2,292

Total funding agreements(1)	$3,990	$29,330	$26,420	$—	$6,900

	Outstanding Balance at December 31, 2017	Issued During the Period	Repaid During the Period	Long-term Agreements Maturing Within One Year	Outstanding Balance at December 31, 2018
	(in millions)
Short-term funding agreements:
Due in one year or less	$500	7,980	$6,990	$150	$1,640
Long-term funding agreements:
Due in years two through five	1,621	—	—	(52)	1,569
Due in more than five years	879	—	—	(98)	781

Total long-term funding agreements	2,500	—	—	(150)	2,350

Total funding agreements(1)	$3,000	$7,980	$6,990	$—	$3,990

(1)

The $9 million, $11 million and $14 million difference between the funding agreements carrying value shown in fair value table for 2019, 2018 and 2017, respectively, reflects the remaining amortization of a hedge implemented and closed, which locked in the funding agreements’ borrowing rates.

Guarantees and Other Commitments

The Company provides certain guarantees or commitments to affiliates and others. At December 31, 2019, these arrangements include commitments by the Company to provide equity financing of $1 billion (including $225 million with affiliates ) to certain limited partnerships and real estate joint ventures under certain conditions. Management believes the Company will not incur material losses as a result of these commitments.

The Company is the obligor under certain structured settlement agreements it had entered into with unaffiliated insurance companies and beneficiaries. To satisfy its obligations under these agreements, the Company owns single premium annuities issued by previously wholly-owned life insurance subsidiaries. The Company has directed payment under these annuities to be made directly to the beneficiaries under the structured settlement agreements. A contingent liability exists with respect to these agreements should the previously wholly-owned subsidiaries be unable to meet their obligations. Management believes the need for the Company to satisfy those obligations is remote.

The Company had $17 million of undrawn letters of credit related to reinsurance at December 31, 2019. The Company had $260 million of commitments under existing mortgage loan agreements at December 31, 2019.

Pursuant to certain assumption agreements (the “Assumption Agreements”), AXA Financial legally assumed primary liability from Equitable Life for all current and future liabilities of Equitable Life under certain employee benefit plans that provide participants with medical, life insurance and deferred compensation benefits as well as under the AXA Equitable Retirement plan, a frozen qualified pension plan. Equitable Life remains secondarily liable for its obligations under these plans and would recognize such liabilities in the event AXA Financial does not perform under the terms of the Assumption

Agreements. On October 1, 2018, AXA Financial merged with and into its direct parent, Holdings, with Holdings continuing as the surviving entity. See Note 1 for further information.

18)	INSURANCE GROUP STATUTORY FINANCIAL INFORMATION

For 2019, 2018 and 2017, respectively, Equitable Life’s statutory net income (loss) totaled $3.9 billion, $3.1 billion and $748 million. Statutory surplus, Capital stock and Asset Valuation Reserve (“AVR”) totaled $8.7 billion and $7.9 billion at December 31, 2019 and 2018, respectively. At December 31, 2019, Equitable Life, in accordance with various government and state regulations, had $58 million of securities on deposit with such government or state agencies.

In 2019, Equitable Life paid to its direct parent which subsequently distributed such amount to Holdings an ordinary shareholder dividend of $1.0 billion. In 2018, Equitable Life paid to its direct parent which subsequently distributed such amount to Holdings an ordinary shareholder dividend of $1.1 billion. Also, in 2018, Equitable Life transferred its interests in ABLP, AB Holding and the General Partner to Alpha Units Holdings, Inc., a newly formed subsidiary, and distributed the shares of that subsidiary to its direct parent which subsequently distributed such shares to Holdings (the “AB Ownership Transfer”). The AB Ownership transfer was considered an extraordinary dividend of $1.7 billion representing the equity value of Alpha Units Holdings, Inc. In connection with the AB Ownership Transfer, Equitable Life paid an extraordinary cash dividend of $572 million and issued a surplus note to Holdings in the same amount. Equitable Life repaid the outstanding principal balance of the surplus note in March 2019.

Dividend Restrictions

As a domestic insurance subsidiary regulated by the insurance laws of New York State, Equitable Life is subject to restrictions as to the amounts the Company may pay as dividends and amounts the Company may repay of surplus notes to Holdings.

New York State insurance law provides that a stock life insurer may not, without prior approval of the New York State Department of Financial Services (“NYDFS”), pay a dividend to its stockholders exceeding an amount calculated under one of two standards (the “Standards”). The first standard allows payment of an ordinary dividend out of the insurer’s earned surplus (as reported on the insurer’s most recent annual statement) up to a limit calculated pursuant to a statutory formula, provided that the NYDFS is given notice and opportunity to disapprove the dividend if certain qualitative tests are not met (the “Earned Surplus Standard”). The second standard allows payment of an ordinary dividend up to a limit calculated pursuant to a different statutory formula without regard to the insurer’s earned surplus. Dividends exceeding these prescribed limits require the insurer to file a notice of its intent to declare the dividends with the NYDFS and prior approval or non-disapproval from the NYDFS.

In applying the Standards, Equitable Life could pay ordinary dividends up to approximately $2.4 billion during 2020.

Intercompany Reinsurance

The company receives statutory reserve credits for reinsurance treaties with EQ AZ Life Re to the extent EQ AZ Life Re holds assets in an irrevocable trust (the “EQ AZ Life Re Trust”). As of December 31, 2019, EQ AZ Life Re holds $1.2 billion of assets in the EQ AZ Life Re Trust and letters of credit of $2.1 billion that are guaranteed by Holdings. Under the reinsurance transactions, EQ AZ Life Re is permitted to transfer assets from the EQ AZ Life Re Trust under certain circumstances. The level of statutory reserves held by EQ AZ Life Re fluctuate based on market movements, mortality experience and policyholder behavior. Increasing reserve requirements may necessitate that additional assets be placed in trust and/or additional letters of credit be secured, which could adversely impact EQ AZ Life Re’s liquidity.

Prescribed and Permitted Accounting Practices

At December 31, 2019 and for the year then ended, there were no differences in net income (loss) and capital and surplus resulting from practices prescribed and permitted by NYDFS and those prescribed by NAIC Accounting Practices and Procedures effective at December 31, 2019.

The Company cedes a portion of their statutory reserves to EQ AZ Life Re, a captive reinsurer, as part of the Company’s capital management strategy. EQ AZ Life Re prepares financial statements in a special purpose framework for statutory reporting.

Differences between Statutory Accounting Principles and U.S. GAAP

Accounting practices used to prepare statutory financial statements for regulatory filings of stock life insurance companies differ in certain instances from U.S. GAAP. The differences between statutory surplus and capital stock determined in accordance with Statutory Accounting Principles (“SAP”) and total equity under U.S. GAAP are primarily: (a) the inclusion in SAP of an AVR intended to stabilize surplus from fluctuations in the value of the investment portfolio; (b) future policy benefits and policyholders’ account balances under SAP differ from U.S. GAAP due to differences between actuarial assumptions and reserving methodologies; (c) certain policy acquisition costs are expensed under SAP but deferred under U.S. GAAP and amortized over future periods to achieve a matching of revenues and expenses; (d) under SAP, Federal income taxes are provided on the basis of amounts currently payable with limited recognition of deferred tax assets while under U.S. GAAP, deferred taxes are recorded for temporary differences between the financial statements and tax basis of assets and liabilities where the probability of realization is reasonably assured; (e) the valuation of assets under SAP and U.S. GAAP differ due to different investment valuation and depreciation methodologies, as well as the deferral of interest-related realized capital gains and losses on fixed income investments; (f) reporting the surplus notes as a component of surplus in SAP but as a liability in U.S. GAAP; (g) computer software development costs are capitalized under U.S. GAAP but expensed under SAP; (h) certain assets, primarily prepaid assets, are not admissible under SAP but are admissible under U.S. GAAP; and (i) cost of reinsurance which is recognized as expense under SAP and amortized over the life of the underlying reinsured policies under U.S. GAAP.

19)	DISCONTINUED OPERATIONS

Distribution of AllianceBernstein to Holdings

Effective December 31, 2018, the Company and its subsidiaries transferred all economic interests in the business of AB to a newly created entity, Alpha Unit Holdings, LLC (“Alpha”). The Company distributed all equity interests in Alpha to AXA Equitable Financial Services, LLC, a wholly-owned subsidiary of Holdings. The AB transfer and subsequent distribution of Alpha equity interests (“the AB Business Transfer”) removed the authority to control the business of AB and as such AB’s operations are now reflected as a discontinued operation in the Company’s consolidated financial statements in all periods presented. Prior to the fourth quarter of 2018, the Company reported the operations of AB as its Investment Management and Research segment.

In connection with the transfer, the Company paid an extraordinary dividend in cash to Holdings in the amount of $572 million. The Company also issued a one-year senior surplus note to Holdings for $572 million that was repaid on March 5, 2019. See Note 12 for details of the senior surplus note.

Transactions Prior to Distribution

Intercompany transactions prior to the AB Business Transfer between the Company and AB were eliminated and excluded from the consolidated statements of income (loss) and consolidated balance sheets.

The table below presents AB’s revenues recognized in 2018 and 2017, disaggregated by category:

	Years Ended December 31,
	2018	2017
	(in millions)
Investment management, advisory and service fees:
Base fees	$2,156	$2,025
Performance-based fees	118	95
Research services	439	450
Distribution services	419	412
Other revenues:
Shareholder services	76	75
Other	35	42

Total investment management and service fees	$3,243	$3,099

Transactions Ongoing after Distribution

After the AB Business Transfer, services provided by AB will consist primarily of an investment management service agreement and will be included in investment expenses and identified as a related party transaction.

Discontinued Operations

The following table presents the amounts related to the Net income (loss) of AB that has been reflected in Discontinued operations:

	Years Ended December 31,
	2018	2017
	(in millions)
REVENUES
Net derivative gains (losses)	$12	$(24)
Net investment income (loss)	24	142
Investment management and service fees	3,243	3,099
Other income	—	—

Total revenues	$3,279	$3,217

BENEFITS AND OTHER DEDUCTIONS
Compensation and benefits	$1,370	$1,307
Commissions and distribution related payments	427	415
Interest expense	8	6
Other operating costs and expenses	727	789

Total benefits and other deductions	2,532	2,517

Income (loss) from discontinued operations, before income taxes	747	700
Income tax (expense) benefit	(69)	(82)

Net income (loss) from discontinued operations, net of taxes	678	618
Less: Net (income) loss attributable to the noncontrolling interest	(564)	(533)

Net income (loss) from discontinued operations, net of taxes and noncontrolling interest	$114	$85

20)	REDEEMABLE NONCONTROLLING INTEREST

The changes in the components of redeemable noncontrolling interests were:

	Years Ended December 31,
	2019	2018	2017
	(in millions)
Balance, beginning of period	$39	$25	$10
Net earnings (loss) attributable to redeemable noncontrolling interests	5	(2)	1
Purchase/change of redeemable noncontrolling interests	(5)	16	14

Balance, end of period	$39	$39	$25

21)	QUARTERLY FINANCIAL INFORMATION (UNAUDITED)

The unaudited quarterly financial information for the years ended December 31, 2019 and 2018 are summarized in the table below:

	Three Months Ended
	March 31	June 30	September 30	December 31
	(in millions)
2019
Total revenues	$690	$2,071	$1,946	$441

Total benefits and other deductions	$1,680	$1,753	$2,383	$1,762

Net income (loss)	$(828)	$265	$(262)	$(1,021)

2018
Total revenues	$1,139	$1,621	$27	$4,164

Total benefits and other deductions	$1,512	$4,278	$763	$1,879

Net income (loss)	$(264)	$(2,084)	$(509)	$1,936

Net Income (Loss) Volatility

With the exception of the GMxB Unwind during the second quarter of 2018 that is further described in Note 12, the fluctuation in the Company’s quarterly Net income (loss) during 2019 and 2018 is not due to any specific events or transactions, but instead is driven primarily by the impact of changes in market conditions on the Company’s liabilities associated with GMxB features embedded in its variable annuity products, partially offset by derivatives the Company has in place to mitigate the movement in those liabilities. As those derivatives do not qualify for hedge accounting treatment, volatility in Net income (loss) result from the changes in fair value of the derivatives being recognized in the period in which they occur, with offsetting changes in the liabilities being partially recognized in the current period. An additional source of Net income (loss) volatility is the impact of the Company’s annual actuarial assumption review. See Note 2, Significant Accounting Policies — Assumption Updates, for further detail of the impact of assumption updates on Net income (loss) in 2019 and 2018.

Discontinued Operations

In addition, as further described in Note 19, as a result of the AB Business Transfer effective as of December 31, 2018, AB’s operations are now reflected as Discontinued operations in the Company’s consolidated financial statements. The financial information for prior periods presented in the consolidated financial statements have been adjusted to reflect AB as Discontinued operations.

22)	SUBSEQUENT EVENTS

None.

AXA EQUITABLE LIFE INSURANCE COMPANY

SCHEDULE I

SUMMARY OF INVESTMENTS — OTHER THAN INVESTMENTS IN RELATED PARTIES

AS OF DECEMBER 31, 2019

	Cost(1)	Fair Value	Carrying Value
	(in millions)
Fixed Maturities:
U.S. government, agencies and authorities	$14,385	$15,231	$14,385
State, municipalities and political subdivisions	584	649	584
Foreign governments	460	490	460
Public utilities	4,618	4,895	4,618
All other corporate bonds	37,729	39,569	37,729
Residential mortgage-backed	161	173	161
Asset-backed	843	844	843
Redeemable preferred stocks	498	511	498

Total fixed maturities	59,278	62,362	59,278
Mortgage loans on real estate(2)	12,090	12,317	12,090
Real estate held for the production of income	27	27	27
Policy loans	3,270	4,199	3,270
Other equity investments	1,149	1,149	1,149
Trading securities	6,376	6,598	6,598
Other invested assets	2,129	2,129	2,129

Total Investments	$84,319	$88,781	$84,541

(1)

Cost for fixed maturities represents original cost, reduced by repayments and write-downs and adjusted for amortization of premiums or accretion of discount; cost for equity securities represents original cost reduced by write-downs; cost for other limited partnership interests represents original cost adjusted for equity in earnings and reduced by distributions.

(2)	Carrying value for mortgage loans on real estate represents original cost adjusted for amortization of premiums or accretion of discount and reduced by valuation allowance.

AXA EQUITABLE LIFE INSURANCE COMPANY

SCHEDULE IV

REINSURANCE(1)

AS OF AND FOR THE YEARS ENDED DECEMBER 31, 2019, 2018 AND 2017

	Gross Amount	Ceded to Other Companies	Assumed from Other Companies	Net Amount	Percentage of Amount Assumed to Net
	(in millions)
2019
Life insurance in-force	$392,420	$66,770	$31,699	$357,349	8.9%

Premiums:
Life insurance and annuities	$825	$99	$185	$911	20.3%
Accident and health	43	27	9	25	36.0%

Total Premiums	$868	$126	$194	$936	20.7%

2018
Life insurance in-force	$390,374	$69,768	$30,322	$350,928	8.6%

Premiums:
Life insurance and annuities	$787	$128	$177	$836	21.2%
Accident and health	49	32	9	26	34.6%

Total Premiums	$836	$160	$186	$862	21.6%

2017
Life insurance in-force	$392,926	$73,843	$30,300	$349,383	8.7%

Premiums:
Life insurance and annuities	$826	$135	$186	$877	21.2%
Accident and health	54	36	9	27	33.3%

Total Premiums	$880	$171	$195	$904	21.6%

(1)	Includes amounts related to the discontinued group life and health business.

PART C

OTHER INFORMATION

Item 24.	Financial Statements and Exhibits.

(a)	The following Financial Statements are included in Part B of the Registration Statement:

The financial statements of AXA Equitable Life Insurance Company and Separate Account No. 70, are included in the Statement of Additional Information.

(b)	Exhibits.

The following exhibits correspond to those required by paragraph (b) of item 24 as to exhibits in Form N-4:

1.	Board of Directors Resolutions.

Resolutions of the Board of Directors of The Equitable Life Assurance Society of the United States (“Equitable”) authorizing the establishment of the Registrant, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-05593) filed on June 7, 1996.

2.	Custodial Agreements. Not Applicable.

3.	Underwriting Contracts.

(a)

Distribution Agreement, dated as of January 1, 1998 by and between The Equitable Life Assurance Society of the United States for itself and as depositor on behalf of the Equitable Life separate accounts and Equitable Distributors, Inc., incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-64749) filed on August 5, 2011.

(a)(i)

First Amendment dated as of January 1, 2001 to the Distribution Agreement dated as of January 1, 1998 between The Equitable Life Assurance Society of the United States for itself and as depositor on behalf of the Equitable Life separate accounts and Equitable Distributors, Inc., incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-127445) filed on August 11, 2005.

(a)(ii)

Second Amendment dated as of January 1, 2012 to the Distribution Agreement dated as of January 1, 1998 between AXA Equitable Life Insurance Company and AXA Distributors, LLC, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-05593) filed on April 24, 2012.

(a)(iii)

Third Amendment dated as of November 1, 2014 to the Distribution Agreement dated as of January 1, 1998 between AXA Equitable Life Insurance Company and AXA Distributors, LLC, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 19, 2016.

(a)(iv)

Fourth Amendment dated as of August 1, 2015 to the Distribution Agreement dated as of January 1, 1998 between AXA Equitable Life Insurance Company and AXA Distributors, LLC, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 16, 2019.

(b)

Agreement dated January  1, 2000 for services by The Equitable Life Assurance Society of the United States to AXA Network, LLC and its subsidiaries incorporated herein by reference to Registration Statement on Form N-4 (File No.  333-05593) filed on April 25, 2001.

(c)

Transition Agreement dated January  1, 2000, for services by AXA Network, LLC and its subsidiaries to The Equitable Life Assurance Society of the United States incorporated herein by reference to Registration Statement on Form N-4, (File No.  333-05593), filed on April 25, 2001.

(d)

General Agent Sales Agreement dated January  1, 2000 between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4, (File No. 2-30070), filed April 19, 2004.

(d)(i)

First Amendment dated as of January  1, 2003 to General Agent Sales Agreement dated January 1, 2000 between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4, (File No. 333-05593), filed April 24, 2012.

(d)(ii)

Second Amendment dated as of January  1, 2004 to General Agent Sales Agreement dated January 1, 2000 between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4, (File No. 333-05593), filed April 24, 2012.

(d)(iii)

Third Amendment dated as of July 19, 2004 to General Agent Sales Agreement dated as of January 1, 2000 by and between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-127445), filed on August 11, 2005.

(d)(iv)

Fourth Amendment dated as of November  1, 2004 to General Agent Sales Agreement dated as of January  1, 2000 by and between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-127445), filed on August 11, 2005.

(d)(v)

Fifth Amendment dated as of November  1, 2006, to General Agent Sales Agreement dated as of January  1, 2000 by and between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries incorporated herein by reference to Registration Statement on Form N-4 (File No.  333-05593), filed on April 24, 2012.

(d)(vi)

Sixth Amendment dated as of February  15, 2008, to General Agent Sales Agreement dated as of January  1, 2000 by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-05593), filed on April 24, 2012.

(d)(vii)

Seventh Amendment dated as of February  15, 2008, to General Agent Sales Agreement dated as of January  1, 2000 by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070), filed on April 20, 2009.

(d)(viii)

Eighth Amendment dated as of November  1, 2008, to General Agent Sales Agreement dated as of January  1, 2000 by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070), filed on April 20, 2009.

(d)(ix)

Ninth Amendment dated as of November 1, 2011 to General Agent Sales Agreement dated as of January 1, 2000 by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries incorporated herein by reference to the Registration Statement on Form N-4 (File No. 333-05593) filed on April 24, 2012.

(d)(x)

Tenth Amendment dated as of November 1, 2013 to General Agent Sales Agreement dated as of January 1, 2000, by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-178750) filed on October 16, 2014.

(d)(xi)

Eleventh Amendment dated as of November 1, 2013 to General Agent Sales Agreement dated as of January 1, 2000, by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-178750) filed on October 16, 2014.

(d)(xii)

Twelfth Amendment dated as of November 1, 2013 to General Agent Sales Agreement dated as of January 1, 2000, by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-178750) filed on October 16, 2014.

(d)(xiii)

Thirteenth Amendment dated as of October 1, 2014 to General Agent Sales Agreement dated as of January 1, 2000, by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-202147), filed on September 9, 2015.

(d)(xiv)

Fourteenth Amendment dated as of August 1, 2015 to General Agent Sales Agreement dated as of January 1, 2000, by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070), filed on April 19, 2016.

(d)(xv)

Sixteenth Amendment dated May 1, 2016 to the General Agent Sales Agreement dated as of January 1, 2000 by and between AXA Equitable Life Insurance Company, (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 18, 2017.

(d)(xvi)

Seventeenth Amendment to General Agent Sales Agreement, dated as of August 1, 2016, by and between AXA Equitable Life Insurance Company, formerly known as The Equitable Life Assurance Society of the United States, (“AXA Equitable”), and AXA NETWORK, LLC, (“General Agent”) incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 17, 2018.

(d)(xvii)

Eighteenth Amendment to General Agent Sales Agreement, dated as of March 1, 2017, by and between AXA Equitable Life Insurance Company, formerly known as The Equitable Life Assurance Society of the United States, (“AXA Equitable”), and AXA NETWORK, LLC (“General Agent”) incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 17, 2018.

(e)

Form of Brokerage General Agent Sales Agreement with Schedule and Amendment to Brokerage General Agent Sales Agreement among [Brokerage General Agent] and AXA Distributors, LLC, AXA Distributors Insurance Agency, LLC, AXA Distributors Insurance Agency of Alabama, LLC, and AXA Distributors Insurance Agency of Massachusetts, LLC, incorporated herein by reference to Registration Statement on Form N-4, (File No. 333-05593), filed on April 20, 2005.

(e)(i)

Broker-Dealer and General Agent Sales Agreement dated as of March 15, 2016 between AXA Distributors, LLC, AXA Advisors, LLC and AXA Network, LLC, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 16, 2019.

(f)

Form of Wholesale Broker-Dealer Supervisory and Sales Agreement among [Broker-Dealer] and AXA Distributors, LLC, incorporated herein by reference to Registration Statement on Form N-4, (File No. 333-05593), filed on April 20, 2005.

(g)

Services Agreement made as of December 1, 2010, by and among Legg Mason Investor Services, LLC (“Distributor”), a Maryland limited liability company that serves as the principal underwriter of Legg Mason Partners Variable Equity Trust and Legg Mason Partners Variable Income Trust (collectively, “Fund”), and AXA Equitable Life Insurance Company (the “Company”), a New York Corporation, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-178750) filed on April 23, 2014.

(g)(i)

Amendment No. 1 (“Amendment”), effective March 28, 2014, to the Services Agreement (the “Agreement”), dated December 1, 2010, between AXA Equitable Life Insurance Company (the “Company”) and Legg Mason Investor Services, LLC (the “Distributor”) (collectively, the “Parties”) incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-178750) filed on April 23, 2014.

4.	Contracts. (Including Riders and Endorsements)

4(a)	Form of Data Pages (ICC15RC15ADP-E), previously filed with this Registration Statement on Form N-4 (File No. 333-220168), filed on October 20, 2017.

4(b)	Endorsement Applicable to Traditional IRA Contracts (ICC14IRA-RC15), previously filed with this Registration Statement on Form N-4 (File No. 333-220168), filed on October 20, 2017.

4(c)	Endorsement Applicable to Non-Qualified Contracts (ICC14NQ-RC15), previously filed with this Registration Statement on Form N-4 (File No. 333-220168), filed on October 20, 2017.

4(d)	Endorsement Applicable to Roth IRA Contracts (ICC14ROTH-RC15), previously filed with this Registration Statement on Form N-4 (File No. 333-220168), filed on October 20, 2017.

4(e)	Endorsement Applicable to SEP-IRA Contracts (ICC14SEP-RC15), previously filed with this Registration Statement on Form N-4 (File No. 333-220168), filed on October 20, 2017.

4(f)	Form of “Greater of” Death Benefit Rider (ICC12GMDBGRRC13), previously filed with this Registration Statement on Form N-4 (File No. 333-220168), filed on October 20, 2017.

4(g)	Form of Guaranteed Minimum Income Benefit Rider (ICC16GMIBRC15B), previously filed with this Registration Statement on Form N-4 (File No. 333-220168), filed on October 20, 2017.

5.	Applications.

5(a)

Form of Retirement Cornerstone Series E Application for an Individual Annuity (ICC17 App 01 RC15B E), previously filed with this Registration Statement on Form N-4 (File No. 333-220168), filed on October 20, 2017.

5(b)

Form of Retirement Cornerstone Series E Application for an Individual Annuity (ICC17 App 02 RC15B E), previously filed with this Registration Statement on Form N-4 (File No. 333-220168), filed on October 20, 2017.

6.	Depositor’s Certificate of Incorporation and By-Laws.

(a)	Restated Charter of Equitable, as amended August 31, 2010, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-05593), filed on April 24, 2012.

(b)	By-Laws of AXA Equitable, as amended September 7, 2004, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-05593), filed on April 20, 2005.

7.	Reinsurance Contracts. Not applicable.

8.	Participation Agreements.

(a)

Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable Life Insurance Company (“AXA Equitable”), AXA Distributors, LLC and AXA Advisors dated July 15, 2002 is incorporated herein by reference to Registration Statement on Form N-1A (File No. 333-17217), filed on February 7, 2003.

(a)(i)

Amendment No. 1, dated May 2, 2003, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Registration Statement on Form N-1A (File No. 333-17217) filed on February 10, 2004.

(a)(ii)

Amendment No. 2, dated July 9, 2004, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Registration Statement on Form N-1A (File No. 333-17217) filed on October 15, 2004.

(a)(iii)

Amendment No. 3, dated October 1, 2004, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Registration Statement on Form N-1A (File No. 333-17217) filed on October 15, 2004.

(a)(iv)

Amendment No. 4, dated May 1, 2005, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Registration Statement on Form N-1A (File No. 333-17217) filed on April 7, 2005.

(a)(v)

Amendment No. 5, dated September 30, 2005, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Registration Statement on Form N-1A (File No. 333-17217) filed on April 5, 2006.

(a)(vi)

Amendment No. 6, dated August 1, 2006, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Registration Statement on Form N-1A (File No. 333-17217) filed on February 2, 2007.

(a)(vii)

Amendment No. 7, dated May 1, 2007, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Registration Statement on Form N-1A (File No. 333-17217) filed on April 27, 2007.

(a)(viii)

Amendment No. 8, dated January 1, 2008, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Registration Statement on Form N-1A (File No. 333-17217) filed on December 27, 2007.

(a)(ix)

Amendment No. 9, dated May 1, 2008, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Registration Statement on Form N-1A (File No. 333-17217) filed on February 13, 2009.

(a)(x)

Amendment No. 10, dated January 1, 2009, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Registration Statement on Form N-1A (File No. 333-17217) filed on March 16, 2009.

(a)(xi)

Amendment No. 11, dated May 1, 2009, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Registration Statement on Form N-1A (File No. 333-17217) filed on April 15, 2009.

(a)(xii)

Amendment No. 12, dated September 29, 2009, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Registration Statement on Form N-1A (File No. 333-17217) filed on January 21, 2010.

(a)(xiii)

Amendment No. 13, dated August 16, 2010, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Registration Statement on Form N-1A (File No. 333-17217) filed on February 3, 2011.

(a)(xiv)

Amendment No. 14, dated December 15, 2010, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Registration Statement on Form N-1A (File No. 333-17217) filed on February 3, 2011.

(a)(xv)

Amendment No. 15, dated June 7, 2011 , to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Registration Statement on Form N-1A (File No. 333-17217) filed on August 17, 2011.

(a)(xvi)

Amendment No. 16, dated April 30, 2012, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable and AXA Distributors, LLC dated July 15, 2002 incorporated herein by reference to Registration Statement on Form N-1A (File No. 333-17217) filed on February 7, 2013.

(a)(b)(i)

Second Amended and Restated Participation Agreement among the Trust, AXA Equitable, FMG LLC and AXA Distributors, LLC, dated May 23, 2012, incorporated herein by reference to Registration Statement on Form N-1A (File No. 333-17217) filed on July 22, 2013.

(a)(b)(ii)

Amendment No. 1 dated as of June 4, 2013 to the Second Amended and Restated Participation Agreement among the Trust, AXA Equitable, FMG LLC and AXA Distributors, LLC dated, May 23, 2012, incorporated herein by reference to Registration Statement on Form N-1A (File No. 333-17217) filed on October 1, 2013.

(a)(b)(iii)

Amendment No. 2 dated as of October 21, 2013 to the Second Amended and Restated Participation Agreement among the Trust, AXA Equitable, FMG LLC and AXA Distributors, LLC, dated May 23, 2012, incorporated herein by reference to Registration Statement on Form N-1A (File No. 333-17217) filed on October 1, 2013.

(a)(b)(iv)

Amendment No.  3, dated as of April 4, 2014 (“Amendment No. 3”), to the Second Amended and Restated Participation Agreement, dated as of May  23, 2012, as amended (“Agreement”), by and among EQ Advisors Trust (“Trust”), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the “Parties”), incorporated herein by reference to Registration Statement on Form N-1A (File No. 333-17217) filed on April 30, 2014.

(a)(b)(v)

Amendment No.  4, dated as of June 1, 2014 (“Amendment No. 4”), to the Second Amended and Restated Participation Agreement, dated as of May  23, 2012, as amended (“Agreement”), by and among EQ Advisors Trust (“Trust”), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the “Parties”), incorporated herein by reference to Registration Statement on Form N-1A (File No. 333-17217) filed on April 30, 2014.

(a)(b)(vi)

Amendment No.  5, dated as of July 16, 2014 (“Amendment No. 5”), to the Second Amended and Restated Participation Agreement, dated as of May  23, 2012, as amended (“Agreement”), by and among EQ Advisors Trust (“Trust”), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the “Parties”) ”), incorporated herein by reference to Registration Statement on Form N-1A (File No. 333-17217) filed on February 5, 2015.

(a)(b)(vii)

Amendment No. 6, dated as of April 30, 2015 (“Amendment No. 6”), to the Second Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended (“Agreement”), by and among EQ Advisors Trust (“Trust”), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the “Parties”), incorporated herein by reference to Registration Statement on Form N-1A (File No. 333-17217) filed on April 17, 2015.

(a)(b)(viii)

Amendment No.  7, dated as of December 21, 2015 (“Amendment No. 7”), to the Second Amended and Restated Participation Agreement, dated as of May  23, 2012, as amended (“Agreement”), by and among EQ Advisors Trust (“Trust”), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the “Parties”) incorporated herein by reference to Registration Statement on Form N-1A (File No. 333-17217) filed on February 11, 2016.

(a)(b)(ix)

Amendment No.  8, dated as of December 9, 2016 (“Amendment No. 8”), to the Second Amended and Restated Participation Agreement, dated as of May  23, 2012, as amended (“Agreement”), by and among EQ Advisors Trust (“Trust”), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the “Parties”) incorporated herein by reference to Registration Statement on Form N-1A (File No. 333-17217) filed on January 31, 2017.

(a)(b)(x)

Amendment No. 9 dated as of May 1, 2017 (“Amendment No. 9”) to the Second Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended (“Agreement”) by and among EQ Advisors Trust (“Trust”), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the “Parties”), incorporated herein by reference to Registration Statement on Form N-1A (File No. 333-17217), filed on April 28, 2017.

(a)(b)(xi)

Amendment No. 10 dated as of November 1, 2017 (“Amendment No. 10”) to the Second Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended (“Agreement”) by and among EQ Advisors Trust (“Trust”), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the “Parties”), incorporated herein by reference to Registration Statement on Form N-1A (File No. 333-17217), filed on October 27, 2017.

(a)(b)(xii)

Amendment No. 11 dated as of July 12, 2018 to the Second Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended by and among EQ Advisors Trust, AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC, incorporated herein by reference to Registration Statement on Form N-1A (File No. 333-17217), filed on July 31, 2018.

(a)(b)(xiii)

Amendment No. 12 dated as of December 6, 2018 to the Second Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended by and among EQ Advisors Trust, AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC, incorporated herein by reference to Registration Statement on Form N-1A (File No. 333-17217), filed on April 26, 2019.

(b)

Participation Agreement among AXA Premier VIP Trust, AXA Equitable, AXA Advisors, AXA Distributors, LLC and EDI dated as of December 3, 2001 incorporated herein by reference to Registration Statement on Form N-1A (File No. 811-10509, 333-70754) filed on December 10, 2001.

(b)(i)

Amendment No. 1, dated as of August 1, 2003 to the Participation Agreement among AXA Premier VIP Trust, AXA Equitable, AXA Advisors, AXA Distributors, LLC and EDI dated as of December 3, 2001 incorporated herein by reference to Registration Statement on Form N-1A (File No. 333-70754) filed on February 25, 2004.

(b)(ii)

Amendment No. 2, dated as of May 1, 2006 to the Participation Agreement among AXA Premier VIP Trust, AXA Equitable, AXA Advisors, AXA Distributors, LLC and EDI dated as of December 3, 2001 incorporated herein by reference to Registration Statement on Form N-1A (File No. 333-70754) filed on June 1, 2006.

(b)(iii)

Amendment No. 3, dated as of May 25, 2007 to the Participation Agreement among AXA Premier VIP Trust, AXA Equitable, AXA Advisors, AXA Distributors, LLC and EDI dated as of December 3, 2001 incorporated herein by reference to Registration Statement on Form N-1A (File No. 333-70754) filed on February 5, 2008.

(b)(iv)

Amended and Restated Participation Agreement among the Registrant, AXA Equitable, FMG LLC and AXA Distributors, LLC, dated as of May 23, 2012, incorporated herein by reference to Registration Statement on Form N-1/A (File No. 333-70754) filed on July 22, 2013.

(b)(v)

Amendment No.  1 dated as of October 21, 2013, to the Amended and Restated Participation Agreement among the Registrant, AXA Equitable, FMG LLC and AXA Distributors, LLC, dated as of May  23, 2012, incorporated herein by reference to Registration Statement on Form N-1/A (File No. 333-70754) filed on October 2, 2013.

(b)(vi)

Amendment No.  2, dated as of April 18, 2014 (“Amendment No. 2”) to the Amended and Restated Participation Agreement, dated as of May  23, 2012, as amended (“Agreement”) by and among AXA Premier VIP Trust (“Trust”), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the “Parties”), incorporated herein by reference to Registration Statement on Form N-1/A (File No. 333-70754) filed on January 12, 2015.

(b)(vii)

Amendment No.  3, dated as of July 8, 2014 (“Amendment No. 3”) to the Amended and Restated Participation Agreement, dated as of May  23, 2012, as amended (“Agreement”) by and among AXA Premier VIP Trust (“Trust”), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the “Parties”), incorporated herein by reference to Registration Statement on Form N-1/A (File No. 333-70754) filed on January 12, 2015.

(b)(viii)

Amendment No.  4, dated as of December 10, 2014 (“Amendment No. 4”), to the Amended and Restated Participation Agreement, dated as of May  23, 2012, as amended (“Agreement”), by and among AXA Premier VIP Trust (“Trust”), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the “Parties”), incorporated herein by reference to Registration Statement on Form N-1/A (File No. 333-70754) filed on January 12, 2015.

(b)(ix)

Amendment No.  5, dated as of September 26, 2015 (“Amendment No. 5”), to the Amended and Restated Participation Agreement, dated as of May  23, 2012, as amended (“Agreement”), by and among AXA Premier VIP Trust (“Trust”), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the “Parties”) incorporated herein by reference to Registration Statement on Form N-1A (File No. 333-70754) filed on April 26, 2016.

(c)

Participation Agreement by and among AIM Variable Insurance Funds, A I M Distributors, Inc., AXA Equitable Life Insurance Company, on behalf of itself and its Separate Accounts, AXA Advisors, LLC, and AXA Distributors, LLC, dated July 1, 2005 incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-160951) filed on November 16, 2009.

(c)(i)

Amendment No. 1 effective October 15, 2009 among AIM Variable Insurance Funds, AIM Distributors, Inc., AXA Equitable Life Insurance Company, on behalf of its Separate Accounts, AXA Advisors, LLC and AXA Distributors, LLC, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 24, 2012.

(c)(ii)

Amendment No. 2, dated as of April 19, 2010, to the Participation Agreement dated as of July 1, 2005, by and among AIM Variable Insurance Funds, Invesco Aim Distributors, Inc., AXA Equitable Life Insurance Company, on behalf of itself and each of its segregated asset accounts, and AXA Advisors, LLC and AXA Distributors, LLC, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 21, 2015.

(c)(iii)

Amendment No. 3, dated as of April 30, 2010, to the Participation Agreement dated as of July 1, 2005, by and among AIM Variable Insurance Funds, Invesco Aim Distributors, Inc., AXA Equitable Life Insurance Company, on behalf of itself and each of its segregated asset accounts; and AXA Advisors, LLC and AXA Distributors, LLC, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 21, 2015.

(c)(iv)

Amendment No. 4, effective May 1, 2012 to the Participation Agreement dated July 1, 2005 among AIM Variable Insurance Funds, Invesco Distributors, Inc., AXA Equitable Life Insurance Company, AXA Advisors LLC and AXA Distributors, LLC, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-178750) filed on April 25, 2012.

(c)(v)

Amendment No. 5, effective October 1, 2014 to the Participation Agreement dated July 1, 2005 among AIM Variable Insurance Funds, Invesco Distributors, Inc., AXA Equitable Life Insurance Company, AXA Advisors LLC and AXA Distributors, LLC, incorporated herein by reference to Registration Statement on Form N-4 (333-202147) filed on February 18, 2015.

(d)

Participation Agreement among AXA Equitable Life Insurance Company, AllianceBernstein L.P., and AllianceBernstein Investments, Inc., dated October 16, 2009, incorporated herein by reference to Registration Statement on Form N-4 (File. No. 333-178750) filed on December 23, 2011.

(d)(i)

Amendment No. 1, effective February 18, 2010 to the Participation Agreement, (the “Agreement”), dated October 16, 2009 among AXA Equitable Life Insurance Company, AllianceBernstein L.P. and AllianceBernstein Investments, Inc., incorporated herein by reference to Registration Statement on Form N-4 (File. No. 333-178750) filed on December 23, 2011.

(d)(ii)

Amendment No. 2, effective May 1, 2012 to the Participation Agreement dated October 16, 2009 among AXA Equitable Life Insurance Company, MONY Life Insurance Company, MONY Life Insurance Company of America, AllianceBernstein L.P. and AllianceBernstein Investments, Inc., incorporated herein by reference to Registration Statement (File No. 333-178750) filed on April 25, 2012.

(d)(iii)

Amendment No. 3, dated September 6, 2013, to the Participation Agreement (the “Agreement”), dated October 16, 2009 and as amended by Amendment No. 1 effective February 18, 2010 and Amendment No. 2 effective May 1, 2012, by and among AXA Equitable Life Insurance Company, MONY Life Insurance Company, MONY Life Insurance Company of America, AllianceBernstein L.P and AllianceBernstein Investments, Inc., incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-182976) filed on April 24, 2014.

(e)

Participation Agreement among AXA Equitable Life Insurance Company, American Century Investment Management, Inc., and American Century Investment Services, Inc., incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-153809), filed on July 8, 2011.

(e)(i)

Amendment No. 2, effective May 1, 2012 to the Participation Agreement dated October 15, 2009 among AXA Equitable Life Insurance Company, MONY Life Insurance Company, MONY Life Insurance Company of America, American Century Investment Management, Inc. and American Century Investment Services, Inc., incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-178750) filed on April 25, 2012.

(f)

Participation Agreement among AXA Equitable Life Insurance Company, BlackRock Variable Series Funds, Inc., BlackRock Advisors, LLC, and Black Rock Investments, LLC, dated October 16, 2009, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-178750) filed on December 23, 2011.

(f)(i)

Amendment No. 3, effective May 1, 2012 to the Participation Agreement dated October 16, 2009 among AXA Equitable Life Insurance Company, MONY Life Insurance Company, MONY Life Insurance Company of America, BlackRock Variable Series Funds, Inc., BlackRock Advisors, LLC and BlackRock Investments, LLC, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-178750) filed on April 25, 2012.

(f)(ii)

Amendment No. 4, effective August 27, 2013 to the Participation Agreement dated October 16, 2009 among AXA Equitable Life Insurance Company, MONY Life Insurance Company of America, BlackRock Variable Series Funds, Inc., BlackRock Advisors, LLC and BlackRock Investments, LLC, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-190033) filed on October 4, 2013.

(f)(iii)

Amendment No. 5, executed as of September 12, 2014 and effective as of October 1, 2014 to the Fund Participation Agreement dated October 16, 2009, as amended, by and among AXA Equitable Life Insurance Company, MONY Life Insurance Company of America, BlackRock Variable Series Funds, Inc., BlackRock Advisors, LLC and BlackRock Investments, LLC, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-178750) filed on October 16, 2014.

(f)(iv)

Amendment No. 6, effective as of September 17, 2018 to the Fund Participation Agreement dated October 16, 2009, as amended, by and among AXA Equitable Life Insurance Company, MONY Life Insurance Company of America, BlackRock Variable Series Funds, Inc., BlackRock Variable Series Funds II, Inc. BlackRock Advisors, LLC and BlackRock Investments, LLC, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-182796) on April 17, 2019.

(g)

Amended and Restated Participation Agreement among Variable Insurance Products Funds, Fidelity Distributors Corporation, and AXA Equitable Life Insurance Company, dated April 16, 2010, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 24, 2012.

(g)(i)

First Amendment effective May 1, 2012 to Amended and Restated Participation Agreement dated April 16, 2010 among AXA Equitable Life Insurance Company, Fidelity Distributors Corporation and Variable Insurance Products Funds, Variable Insurance Products Funds II, Variable Insurance Products Funds III, Variable Insurance Products Funds IV and Variable Insurance Products Funds V, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-178750) filed on April 25, 2012.

(h)

Participation Agreement as of July  1, 2005 Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., AXA Equitable Life Insurance Company, AXA Advisors, LLC, and AXA Distributors, LLC, incorporated herein by reference to Registration Statement filed on Form N-4 (File No. 333-160951) on November 16, 2009.

(h)(i)

Amendment No. 3 effective as of May 1, 2010 to Participation Agreement as of July 1, 2005 by and among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., AXA Equitable Life Insurance Company, AXA Advisors LLC and AXA Distributors, LLC, incorporated herein by reference to Registration Statement filed on Form N-4 (File No. 333-130988) filed on April 24, 2012.

(h)(ii)

Amendment No. 5 effective as of May 1, 2012 to Participation Agreement dated July 1, 2005 and subsequently amended June 5, 2007, November 1, 2009, May 1, 2010 and August 16, 2010 among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., AXA Equitable Life Insurance Company, AXA Advisers LLC and AXA Distributors, LLC, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-178750) filed on April 25, 2012.

(i)

Participation Agreement among AXA Equitable Life Insurance Company, Goldman Sachs Variable Insurance Trust, Goldman Sachs Asset Management, L.P., and Goldman, Sachs & Co., dated October 20, 2009, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-178750) filed on December 23, 2011.

(i)(i)

Amendment No. 2, effective May 1, 2012 to the Participation Agreement dated October 20, 2009, among AXA Equitable Life Insurance Company, MONY Life Insurance Company, MONY Life Insurance Company of America, Goldman Sachs Variable Insurance Trust, Goldman Sachs Asset Management, L.P. and Goldman Sachs & Co., incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-178750) filed on April 25, 2012.

(j)

Participation Agreement among AXA Equitable Life Insurance Company, Ivy Funds Variable Insurance Portfolios and Waddell & Reed, Inc., effective October 23, 2009 incorporated herein by reference to the Registration Statement on Form N-4 (File No. 333-178750) filed on December 23, 2011.

(j)(i)

Amendment No. 1 dated April 1, 2010 to the Participation Agreement dated October 23, 2009 among Waddell & Reed, Inc., Ivy Funds Variable Insurance Portfolios and AXA Equitable Life Insurance Company incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 18, 2017.

(j)(ii)

Second Amendment effective May 1, 2012 to the Participation Agreement dated October 23, 2009 among AXA Equitable Life Insurance Company, MONY Life Insurance Company, MONY Life Insurance Company of America, Waddell & Reed, Inc. and Ivy Funds Variable Insurance Portfolios, incorporated herein by reference to the Registration Statement on Form N-4 (File No. 333-178750) filed on April 25, 2012.

(j)(iii)

Amendment No. 3 dated September 5, 2013 to the Participation Agreement dated October 23, 2009 among Waddell & Reed, Inc., Ivy Funds Variable Insurance Portfolios, MONY Life Insurance Company, MONY Life Insurance Company of America, and AXA Equitable Life Insurance Company hereby incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 18, 2017.

(j)(iv)

Amendment No. 4 dated October 14, 2013 to the Participation Agreement dated October 23, 2009 among Waddell & Reed, Inc., Ivy Funds Variable Insurance Portfolios, AXA Equitable Life Insurance Company and MONY Life Insurance Company of America, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 18, 2017.

(j)(v)

Amendment No. 5 dated October 1, 2016 to the Participation Agreement dated October 23, 2009 among Waddell & Reed, Inc., Ivy Funds Variable Insurance Portfolios, AXA Equitable Life Insurance Company and MONY Life Insurance Company of America, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 18, 2017.

(j)(vi)

Amendment No. 6 dated April 28, 2017 to the Fund Participation Agreement dated October 23, 2009 among Ivy Variable Insurance Portfolios, Ivy Distributors, Inc., AXA Equitable Life Insurance Company and MONY Life Insurance Company of America, incorporated by reference to Registration Statement on Form N-4 (File No. 333-182796) on April 17, 2019.

(k)

Participation Agreement among AXA Equitable Life Insurance Company, Lazard Retirement Series, Inc., and Lazard Asset Management Securities LLC, effective October 20, 2009 incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-178750) filed on December 23, 2011.

(k)(i)

Amendment No. 2, effective May 1, 2012 to the Participation Agreement dated October 20, 2009 among AXA Equitable Life Insurance Company, MONY Life Insurance Company, MONY Life Insurance Company of America, Lazard Retirement Series, Inc. and Lazard Asset Management Securities, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-178750) filed on April 25, 2012.

(l)

Participation Agreement dated July 18, 2002 among MFS Variable Insurance Trust, Equitable Life Assurance Society of the United States, and Massachusetts Financial Service Company, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-160951) on November 16, 2009.

(l)(i)

Amendment No. 1, effective May 1, 2012 to the Participation Agreement dated March 15, 2010 among AXA Equitable Life Insurance Company, MFS Variable Insurance Trust, MFS Variable Insurance Trust II and MFS Fund Distributors, Inc., incorporated herein by reference to the Registration Statement on Form N-4 (File No. 333-178750) filed on April 25, 2012.

(m)

Participation Agreement among T.Rowe Price Equity Series, Inc., T.Rowe Price Investment Services, Inc. and AXA Equitable Life Insurance Company, dated July 20, 2005, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-160951) filed on November 16, 2009.

(m)(i)

Amendment No. 3, effective May 1, 2012 to the Participation Agreement dated July 20, 2005 among AXA Equitable Life Insurance Company, T. Rowe Price Equity Series Inc., T. Rowe Price Fixed Income Series, Inc., T. Rowe Price International Series, Inc. and T. Rowe Price Investment Services, Inc., incorporated herein by reference to the Registration Statement on Form N-4 (File No. 333-178750) filed on April 25, 2012.

(m)(ii)

Amendment No. 4, effective August 16, 2019 to the Participation Agreement dated July 20, 2005 among AXA Equitable Life Insurance Company, T. Rowe Price Equity Series Inc., T. Rowe Price Fixed Income Series, Inc., T. Rowe Price International Series, Inc. and T. Rowe Price Investment Services, Inc., filed herewith to Registration Statement on Form N-4 (File No. 333-220168) filed on April 23, 2020.

(n)

Participation Agreement among MONY Life Insurance Company, PIMCO Variable Insurance Trust and PIMCO Funds Distributions LLC, dated December 1, 2001, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-160951) filed on November 16, 2009.

(n)(i)

Third Amendment dated October  20, 2009 effective October 20, 2009, to the Participation Agreement, (the “Agreement”) dated December  1, 2001 by and among MONY Life Insurance Company, PIMCO Variable Insurance Trust, and PIMCO Funds Distributions LLC (collectively, the “Parties”) adding AXA Equitable Insurance Company as a Party to the Agreement, incorporated herein by reference to the Registration Statement on Form N-4 (File No. 333-178750) filed on December 23, 2011.

(n)(ii)

Fifth Amendment effective May 1, 2012 to the Participation Agreement dated December 1, 2001, as amended on April 1, 2002, May 30, 2002, October 20, 2009 and April 1, 2010 among AXA Equitable Life Insurance Company, MONY Life Insurance Company, PIMCO Variable Insurance Trust and PIMCO Investments LLC, incorporated herein by reference to the Registration Statement on Form N-4 (File No. 333-178750) filed on April 25, 2012.

(o)

Participation Agreement among MONY Life Insurance Company, ProFunds, and ProFunds Advisors LLC, dated May 1, 2002, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-160951) filed on November 16, 2009.

(o)(i)

Amendment No.  1 effective October 16, 2009 to the Participation Agreement, (the “Agreement”) dated May  1, 2002 by and among MONY Life Insurance Company, ProFunds and ProFunds Advisors LLC (collectively, the “Parties”) adding AXA Equitable Insurance Company as a Party to the Agreement, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-178750) filed on December 23, 2011.

(o)(ii)

Amendment No.2 effective May 1, 2012 to the Participation Agreement, dated May 1, 2002 by and among MONY Life Insurance Company, AXA Equitable Life Insurance Company, ProFunds and ProFunds Advisors LLC, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-178750) filed on April 25, 2012.

(p)

Participation Agreement among Van Eck Worldwide Insurance Trust, Van Eck Securities Corporation, Van Eck Associates Corporation and MONY Life Insurance Company, dated August 7, 2000, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-160951), filed on November 16, 2009.

(p)(i)

Amendment No.  1 dated October 13, 2009 to the Participation Agreement, (the “Agreement”) dated August  7, 2000 by and among MONY Life Insurance Company, Van Eck Worldwide Insurance Trust, Van Eck Securities Corporation and Van Eck Associates Corporation (collectively, the “Parties”) adding AXA Equitable Insurance Company Agreement, incorporated herein by reference to the Registration Statement on Form N-4 (File No. 333-178750) filed on December 23, 2011.

(p)(ii)

Amendment No. 3 effective May 1, 2012 to the Participation Agreement dated August 7, 2000 among AXA Equitable Life Insurance Company, MONY Life Insurance Company, Van Eck VIP Trust, Van Eck Securities Corporation and Van Eck Associates Corporation, incorporated herein by reference to the Registration Statement on Form N-4 (File No. 333-178750) filed on April 25, 2012.

(p)(iii)

Participation Agreement dated October 1, 2013 among Van Eck Securities Corporation, Van Eck Associates Corporation, Van Eck VIP Trust and AXA Equitable Life Insurance Company incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 18, 2017.

(p)(iv)

Amendment No. 1 dated October 28, 2016 to the Participation Agreement dated October 1, 2013 among Van Eck Securities Corporation, Van Eck Associates Corporation, VanEck VIP Trust and AXA Equitable Life Insurance Company incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 18, 2017.

(q)

Participation Agreement dated August 27, 2010, by and among AXA Equitable Life Insurance Company, on behalf of itself and its separate accounts, Lord Abbett Series Fund, Inc., and Lord Abbett Distributor LLC, incorporated herein by reference to Registration Statement on Form N-6 (File No. 333-229235) filed on January 14, 2019.

(q)(i)

Amendment No. 1, effective May 1, 2012 to the Participation Agreement dated August 27, 2010 among AXA Equitable Life Insurance Company, Lord Abbett Series Fund, Inc. and Lord Abbett Distributor LLC, incorporated herein by reference to the Registration Statement on Form N-4 (File No. 333-178750) filed on April 25, 2012.

(r)

Participation Agreement dated April 12, 2012 among AXA Equitable Life Insurance Company, Northern Lights Variable Trust and 7Twelve Advisors, LLC, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-190033 filed on October 4, 2013.

(r)(i)

Amendment to Participation Agreement effective August 16, 2019 to the Participation Agreement dated April 12, 2012 among AXA Equitable Life Insurance Company, Northern Lights Variable Trust and 7Twelve Advisors, LLC, filed herewith to Registration Statement on Form N-4 (File No. 333-220168) filed on April 23, 2020.

(s)

Participation Agreement dated April 20, 2012 among AXA Equitable Life Insurance Company, First Trust Variable Insurance Trust, First Trust Advisors L.P. and First Trust Portfolios L.P., incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-190033 filed on October 4, 2013.

(s)(i)

Amendment No. 1 effective March 17, 2014, to the Participation Agreement dated April 20, 2012, among AXA Equitable Life Insurance Company, First Trust Variable Insurance Trust, First Trust Advisors L.P. and First Trust Portfolios L.P., incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-182796) filed on April 23, 2014.

(t)

Participation and Service Agreement among AXA Equitable Life Insurance Company and American Funds Distributors, Inc., American Funds Service Company, Capital Research and Management Company and the American Funds Insurance Series (collectively the “Funds”), dated January 2, 2013, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 23, 2013.

(u)

Participation Agreement by and among AXA Equitable Life Insurance Company, Putnam Variable Trust and Putnam Retail Management Limited Partnership dated October 10, 2013, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-190033), filed on October 11, 2013.

(v)

Participation Agreement Among AXA Equitable Life Insurance Company, Legg Mason Partners Variable Equity Trust and Legg Mason Partners Variable Income Trust, Legg Mason Partners Fund Advisor, LLC and Legg Mason Investor Services, LLC dated December 1, 2010, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-178750) filed on April 23, 2014.

(v)(i)

Amendment No. 1, effective March 28, 2014, to the Participation Agreement (the “Agreement”), dated December 1, 2010, by and among AXA Equitable Life Insurance Company (the “Company”); Legg Mason Partners Variable Equity Trust and Legg Mason Partners Variable Income Trust (the “Fund”); Legg Mason Partners Fund Advisor, LLC; and Legg Mason Investor Services, LLC (the “Distributor”) (collectively, the “Parties”), incorporated herein by reference to the Registration Statement on Form N-4 (File No. 333-178750) filed on April 23, 2014.

(v)(ii)

Amendment No. 2, effective October 1, 2014, to the Participation Agreement dated December 1, 2010, as amended March 28, 2014 (the “Agreement”) by and among AXA Equitable Life Insurance Company (the “Company”); Legg Mason Global Asset Management Variable Trust, Legg Mason Partners Variable Equity Trust and Legg Mason Partners Variable Income Trust (the “Fund”); Legg Mason Partners Fund Advisor, LLC; and Legg Mason Investor Services, LLC (the “Distributor”) (collectively, the “Parties”), incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-178750) filed on October 16, 2014.

(w)

Participation Agreement Among AXA Equitable Life Insurance Company, Neuberger Berman Advisers Management Trust and Neuberger Berman Management LLC dated August 6, 2010, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-178750) filed on April 23, 2014.

(w)(i)

Amendment No. 1 effective March 12, 2014, to the Participation Agreement dated August 6, 2010 by and among AXA Equitable Life Insurance Company, Neuberger Berman Advisers Management Trust and Neuberger Berman Management LLC dated August 6, 2010, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-178750) filed on April 23, 2014.

(x)

AGREEMENT, made and entered into as of this 21st day of April, 2014, by and among AXA EQUITABLE LIFE INSURANCE COMPANY (the “Company”), a New York life insurance company, on its own behalf and on behalf of its separate accounts listed on Schedule A attached hereto and incorporated herein by reference, as such schedule may be amended from time to time (the “Accounts”); HARTFORD SERIES FUND, INC. and HARTFORD HLS SERIES FUND II, INC., each an open-end management investment company organized under the laws of the State of Maryland (each a “Fund”); HARTFORD FUNDS MANAGEMENT COMPANY, LLC (the “Adviser”), a Delaware limited liability company; HARTFORD FUNDS DISTRIBUTORS, LLC (the “Distributor”), a Delaware limited liability company and HARTFORD ADMINISTRATIVE SERVICES COMPANY (the “Transfer Agent”), a Minnesota corporation, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-178750) filed on October 16, 2014.

(x)(i)

Amendment to Participation Agreement dated April 1, 2019 among AXA Equitable Life Insurance Company, Hartford Series Fund, Inc., Hartford HLS Series Fund II, Inc., Hartford Administrative Services Company, Hartford Funds Distributors, LLC and Hartford Fund Management Company, filed herewith to Registration Statement on Form N-4 (File No. 333-220168) filed on April 23, 2020.

(y)

Participation Agreement by and among AXA Equitable Life Insurance Company, Eaton Vance Variable Trust and Eaton Vance Distributors, Inc., dated October 7, 2013, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-190033) filed on October 11, 2013.

9.	Legal Opinion.

Opinion and Consent of Shane Daly, Esq., Vice President and Associate General Counsel of AXA Equitable, filed herewith.

10.	Other Opinions.

(a)	Consent of PricewaterhouseCoopers LLP, filed herewith.

(b)	Powers of Attorney, filed herewith.

11.	Omitted Financial Statements. Not applicable.

12.	Initial Capital Agreements. Not applicable.

13.	Redeemability Exemption. Not applicable.

ITEM 25.	DIRECTORS AND OFFICERS OF THE DEPOSITOR.

Set forth below is information regarding the directors and principal officers of the Depositor. The Depositor’s address is 1290 Avenue of the Americas, New York, New York 10104. The business address of the persons whose names are preceded by an asterisk is that of the Depositor.

NAME AND PRINCIPAL BUSINESS ADDRESS	POSITIONS AND OFFICES WITH THE DEPOSITOR
DIRECTORS

Ramon de Oliveira	Director
Investment Audit Practice, LLC
580 Park Avenue
New York, NY 10065

Daniel G. Kaye	Director
767 Quail Run
Inverness, IL 60067

Joan Lamm-Tennant	Director
Blue Marble Microinsurance
100 Avenue of the Americas
New York, NY 10013

Kristi A. Matus	Director
47-C Dana Road
Boxford, MA 02116

Bertram L. Scott	Director
3601 Hampton Manor Drive
Charlotte, NC 28226

George Stansfield	Director
AXA
25, Avenue Matignon
75008 Paris, France

Charles G.T. Stonehill	Director
Founding Partner
Green & Blue Advisors
285 Central Park West
New York, New York 10024

OFFICER-DIRECTOR

*Mark Pearson	Director and Chief Executive Officer

OTHER OFFICERS

*Nicholas B. Lane	President

*Dave S. Hattem	Senior Executive Director and Secretary

*Jeffrey J. Hurd	Senior Executive Director and Chief Operating Officer

*Anders B. Malmstrom	Senior Executive Director and Chief Financial Officer

*Marine de Boucaud	Managing Director and Chief Human Resources Officer

*Kermitt J. Brooks	Senior Executive Director and General Counsel

*Michael B. Healy	Managing Director and Chief Information Officer

*Andrienne Johnson	Managing Director and Chief Transformation Officer

*Keith Floman	Managing Director and Deputy Chief Actuary

*Michel Perrin	Managing Director and Actuary

*Nicholas Huth	Managing Director, Associate General Counsel and Chief Compliance Officer

*Cassie Carl-Rohm	Managing Director and Chief Talent Officer

*William Eckert	Managing Director and Chief Accounting Officer

*Kathryn Ferrero	Managing Director and Chief Marketing Officer

*William MacGregor	Managing Director and Associate General Counsel

*David Karr	Managing Director

*Jimmy Dewayne Lummus	Managing Director and Controller

*Christina Banthin	Managing Director and Associate General Counsel

*Mary Jean Bonadonna	Managing Director

*Eric Colby	Managing Director

*Graham Day	Managing Director

*Ronald Herrmann	Managing Director

*Steven M. Joenk	Managing Director and Chief Investment Officer

*Kenneth KozlowskI	Managing Director

*Susan La Vallee	Managing Director

*Barbara Lenkiewicz	Managing Director

*Carol Macaluso	Managing Director

*James Mellin	Managing Director

*Hillary Menard	Managing Director

*Kurt Meyers	Managing Director and Associate General Counsel
*Prabha (“Mary”) Ng	Managing Director

*James O’Boyle	Managing Director

*Caroline O’Connell	Managing Director, Chief Strategy and Customer Experience Officer

*Robin Raju	Managing Director

*Trey Reynolds	Managing Director

*Theresa Trusskey	Managing Director

*Marc Warshawsky	Managing Director

*Antonio Di Caro	Managing Director

*Glen Gardner	Managing Director

*Shelby Holklister-Share	Managing Director

*Manuel Prendes	Managing Director

*Aaron Sarfatti	Managing Director and Chief Risk Officer

*Stephen Scanlon	Managing Director

*Samuel Schwartz	Managing Director

*Mia Tarpey	Managing Director

*Gina Tyler	Managing Director and Chief Communications Officer

*Stephanie Withers	Managing Director and Chief Auditor

*Yun (“Julia”) Zhang	Managing Director and Treasurer

Item 26.	Persons Controlled by or Under Common Control with the Insurance Company or Registrant.

Separate Account No. 70 of AXA Equitable Life Insurance Company (the “Separate Account”) is a separate account of AXA Equitable Life Insurance Company. Equitable Life Insurance Company, a New York stock life insurance company, is an indirect wholly owned subsidiary of AXA Equitable Holdings, Inc. (the “Holding Company”).

Set forth below is the subsidiary chart for the Holding Company:

(a) The Equitable Holdings, Inc. - Subsidiary Organization Chart Q4-2019, is incorporated herein by reference to Exhibit 26(a) to Registration Statement on Form N-4 (File No. 2-30070) filed April 21, 202.

Item 27.	Number of Contractowners

As of March 31, 2020, there were 218 Qualified Contract owners and 59 Non-Qualified Contract owners of contracts offered by the Registrant under this Registration Statement.

Item 28.	Indemnification

(a)	Indemnification of Directors and Officers

The By-Laws of AXA Equitable Life Insurance Company (“AXA Equitable”) provide, in Article VII, as follows:

7.4	Indemnification of Directors, Officers and Employees.

(a) To the extent permitted by the law of the State of New York and subject to all applicable requirements thereof:

(i)

any person made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact that he or she, or his or her testator or intestate, is or was a director, officer or employee of the Company shall be indemnified by the Company;

(ii)

any person made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of he fact that he or she, or his or her testator or intestate serves or served any other organization in any capacity at the request of the Company may be indemnified by the Company; and

(iii)	the related expenses of any such person in any of said categories may be advanced by the Company.

(b)

To the extent permitted by the law of the State of New York, the Company may provide for further indemnification or advancement of expenses by resolution of shareholders of the Company or the Board of Directors, by amendment of these By-Laws, or by agreement. (Business Corporation Law ss. 721-726; Insurance Law ss. 1216)

The directors and officers of AXA Equitable are insured under policies issued by X.L. Insurance Company, Arch Insurance Company, Sompo (Endurance Specialty Insurance Company), U.S. Specialty Insurance, ACE (Chubb), Chubb Insurance Company, AXIS Insurance Company, Zurich Insurance Company, AWAC (Allied World Assurance Company Ltd.), Aspen Bermuda XS, CNA, AIG, One Beacon, Nationwide, Berkley, Berkshire, SOMPO, CODA(Chubb) and ARGO Re Ltd. The annual limit on such policies is $300 million, and the policies insure the officers and directors against certain liabilities arising out of their conduct in such capacities.

(b)	Indemnification of Principal Underwriters

To the extent permitted by law of the State of New York and subject to all applicable requirements thereof, AXA Distributors, LLC and AXA Advisors, LLC have undertaken to indemnify each of its respective directors and officers who is made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact the director or officer, or his or her testator or intestate, is or was a director or officer of AXA Distributors, LLC and AXA Advisors, LLC.

(c)	Undertaking

Insofar as indemnification for liability arising under the Securities Act of 1933 (“Act”) may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29.	PRINCIPAL UNDERWRITERS

(a) AXA Advisors, LLC and AXA Distributors, LLC are the principal underwriters for Separate Accounts 49, 70, A, FP, I and 45 of AXA Equitable, EQ Advisors Trust and AXA Premier VIP Trust, and of Equitable America Variable Accounts A, K and L. In addition, AXA Advisors is the principal underwriter of AXA Equitable’s Separate Account 301.

(b) Set forth below is certain information regarding the directors and principal officers of AXA Advisors, LLC and AXA Distributors, LLC.

(i) AXA ADVISORS, LLC

NAME AND PRINCIPAL BUSINESS ADDRESS	POSITIONS AND OFFICES WITH UNDERWRITER

*David Karr	Director, Chairman of the Board and Chief Executive Officer

*Ronald Herrmann	Director

*Nicholas B. Lane	Director

*Adam Coe	Director

*Frank Massa	Director and President

*Aaron Sarfatti	Director

*Ralph E. Browning, II	Chief Privacy Officer

*Mary Jean Bonadonna	Chief Compliance Officer

*Stephen Lank	Chief Operating Officer

*Patricia Boylan	Broker Dealer and Chief Compliance Officer

*Yun (“Julia”) Zhang	Senior Vice President and Treasurer

*Gina Jones	Vice President and Financial Crime Officer

*Page Pennell	Vice President

*Denise Tedeschi	Assistant Vice President and Assistant Secretary

*James Mellin	Chief Sales Officer

*Nicholas J. Gismondi	Vice President and Controller

*James O’Boyle	Senior Vice President

*Kathryn Ferrero	Vice President

*Prabha (“Mary”) Ng	Chief Information Security Officer

*George Lewandowski	Assistant Vice President and Chief Financial Planning Officer

*Alfred Ayensu-Ghartey	Vice President

*Joshua Katz	Vice President

*Christopher LaRussa	Investment Advisor Chief Compliance Officer

*Christian Cannon	Vice President and General Counsel

*Samuel Schwartz	Vice President

*Dennis Sullivan	Vice President

*Steven Sutter	Vice President and Assistant Treasurer

*Christine Medy	Secretary

*Francesca Divone	Assistant Secretary

(ii) AXA DISTRIBUTORS, LLC

NAME AND PRINCIPAL BUSINESS ADDRESS	POSITIONS AND OFFICES WITH UNDERWRITER

*Nicholas B. Lane	Director, Chairman of the Board, President and Chief Executive Officer

*Ronald Herrmann	Director and Executive Vice President

*Michael B. Healy	Executive Vice President

*Patrick Ferris	Senior Vice President

*Peter D. Golden	Senior Vice President

*David Kahal	Senior Vice President

*Graham Day	Senior Vice President

*Brett Ford	Senior Vice President

*Trey Reynolds	Senior Vice President

*David Veale	Senior Vice President

*Alfred Ayensu-Ghartey	Vice President and General Counsel

*Alfred D’Urso	Vice President and Chief Compliance Officer

*Michael Schumacher	Senior Vice President

*Mark Teitelbaum	Senior Vice President

*Nicholas Gismondi	Vice President. Chief Financial Officer & Principal Financial Officer and Principal Operating Officer

*Gina Jones	Vice President and Financial Crime Officer

*Yun (“Julia”) Zhang	Vice President and Treasurer

*Francesca Divone	Secretary

*Perry Golas	Vice President

*Karen Farley	Vice President

*Richard Frink	Vice President

*Michael J. Gass	Vice President

*Timothy Jaeger	Vice President

*Laird Johnson	Vice President

*Joshua Katz	Vice President

*Page W. Long	Vice President

*James S. O’Connor	Vice President

*Samuel Schwartz	Vice President

*Steven Sutter	Vice President and Assistant Treasurer

*Sarah Vita	Vice President

*Jonathan Zales	Senior Vice President

*Stephen Scanlon	Director and Executive Vice President

*Prabha (“Mary”) Ng	Senior Vice President and Chief Information Security Officer

*Denise Tedeschi	Assistant Vice President and Assistant Secretary

* Principal Business Address: 1290 Avenue of the Americas NY, NY 10140

(c) The information under “Distribution of the Contracts” in the Prospectus and Statement of Additional Information forming a part of this Registration Statement is incorporated herein by reference.

Item 30.	Location of Accounts and Records

The records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 thereunder are maintained by AXA Equitable Life Insurance Company at 1290 Avenue of the Americas, New York, New York 10104, 135 West 50th Street, New York, NY 10020, and 500 Plaza Drive, Secaucus, NJ 07096. The policies files will be kept at Vantage Computer Systems, Inc., 301 W. 11th Street, Kansas City, MO, 64105.

Item 31.	Management Services

Not applicable.

Item 32.	Undertakings

The Registrant hereby undertakes:

(a)

to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the individual annuity contracts and certificates AXA Equitable offers under a group annuity contract (collectively, the “contracts”) may be accepted;

(b)

to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information;

(c)	to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

The Depositor represents that the fees and charges deducted under the contracts described in this Registration Statement, in the aggregate, in each case, are reasonable in relation to the services rendered, the expenses to be incurred, and the risks assumed by the Depositor under the respective contracts.

The Registrant hereby represents that it is relying on the November 28, 1988 no-action letter (Ref. No. IP-6-88) relating to variable annuity contracts offered as funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code. Registrant further represents that it will comply with the provisions of paragraphs (1)-(4) of that letter.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Amendment to the Registration Statement and has duly caused this Amendment to the Registration Statement to be signed on its behalf, in the City of New York, and State of New York on the 23rd day of April, 2020.

SEPARATE ACCOUNT 70 OF AXA EQUITABLE LIFE INSURANCE COMPANY (Registrant)

By:	AXA Equitable Life Insurance Company (Depositor)

By:	/s/ Shane Daly
Shane Daly
Vice President and Associate General Counsel AXA Equitable Life Insurance Company

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Depositor has caused this Registration Statement to be signed on its behalf, by the undersigned, duly authorized, in the City and State of New York, on this 23rd day of April, 2020.

AXA EQUITABLE LIFE INSURANCE COMPANY
(Depositor)

By:	/s/ Shane Daly
Shane Daly
Vice President and Associate General Counsel

As required by the Securities Act of 1933 and the Investment Company Act of 1940, this Registration Statement has been signed by the following persons in the capacities and on the date indicated:

PRINCIPAL EXECUTIVE OFFICER:

*Mark Pearson	Chief Executive Officer and Director

PRINCIPAL FINANCIAL OFFICER:

*Anders B. Malmstrom	Senior Executive Director and Chief Financial Officer

PRINCIPAL ACCOUNTING OFFICER:

*William Eckert	Managing Director, Chief Accounting Officer and Controller

*DIRECTORS:

Ramon de Oliveira	Bertram L. Scott
Daniel G. Kaye	George Stansfield
Kristi A. Matus	Charles G. T. Stonehill
Mark Pearson	Joan Lamm-Tennant

*By:	/s/ Shane Daly
Shane Daly
Attorney-in-Fact
April 23, 2020